                                                             File Nos. 033-31375
                                                                       811-05929

      As filed with the Securities and Exchange Commission on April 24, 2013

      ======================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ____ [ ]

                      Post-Effective Amendment No. 41  [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 43

                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
               (Exact Name of Registrant as Specified in Charter)


                One American Square, Indianapolis, Indiana    46282
              (Address of Principal Executive Offices)      (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1877



                               Richard M. Ellery
                           Associate General Counsel
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  On May 1, 2013 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

                             CROSS REFERENCE SHEET

                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

                              PART A - PROSPECTUS
--------------------------------------------------------------------------------------------------
ITEM OF FORM N-4                        PROSPECTUS CAPTION
--------------------------------------- ----------------------------------------------------------
1. Cover Page                           Cover Page
--------------------------------------- ----------------------------------------------------------
2. Definitions                          Definitions
--------------------------------------- ----------------------------------------------------------
3. Synopsis                             Summary; Expense Table; Example
--------------------------------------- ----------------------------------------------------------
4. Condensed Financial Information      Condensed Financial Information
--------------------------------------- ----------------------------------------------------------
5. General Description                  Information About AUL, The Variable Account, and the
                                        Funds; Voting of Shares of the Funds
--------------------------------------- ----------------------------------------------------------
6. Deductions and Expenses              Charges and Deductions
--------------------------------------- ----------------------------------------------------------
7. General Description of Variable      The Contracts; Contributions and Contract Values During
   Annuity Contracts                    the Accumulation Period; Cash Withdrawals and the Death
                                        Benefit; Summary
--------------------------------------- ----------------------------------------------------------
8. Annuity Period                       Annuity Period
--------------------------------------- ----------------------------------------------------------
9. Death Benefit                        Cash Withdrawals and The Death Benefit
--------------------------------------- ----------------------------------------------------------
10. Purchase and Policy Values          Contributions and Contract Values During the Accumulation
                                        Period
--------------------------------------- ----------------------------------------------------------
11. Redemptions                         Cash Withdrawals and The Death Benefit
--------------------------------------- ----------------------------------------------------------
12. Taxes                               Federal Tax Matters
--------------------------------------- ----------------------------------------------------------
13. Legal Proceedings                   Other Information
--------------------------------------- ----------------------------------------------------------
14. Table of Contents for the           Statement of Additional Information
    Statement of Additional
    Information


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL                 STATEMENT OF ADDITIONAL INFORMATION CAPTION
ITEM OF FORM N-4
--------------------------------------- ----------------------------------------------------------
15. Cover Page                          Cover Page
--------------------------------------- ----------------------------------------------------------
16. Table of Contents                   Table of Contents
--------------------------------------- ----------------------------------------------------------
17. General Information and             General Information and History
    History
--------------------------------------- ----------------------------------------------------------
18. Services                            Custody of Assets; Independent Auditors
--------------------------------------- ----------------------------------------------------------
19. Purchase of Securities              Distribution of Contracts;
    Being Offered                       Charges and Deductions (Prospectus)
--------------------------------------- ----------------------------------------------------------
20. Underwriters                        Distribution of Contracts
--------------------------------------- ----------------------------------------------------------
21. Calculation of Performance          Performance Information
    Data
--------------------------------------- ----------------------------------------------------------
22. Annuity Payments                    Annuity Period(Prospectus)
--------------------------------------- ----------------------------------------------------------
23. Financial Statements                Financial Statements

                           PART C - OTHER INFORMATION
--------------------------------------------------------------------------------------------------
INFORMATION ITEM OF FORM N-4            PART C CAPTION
--------------------------------------- ----------------------------------------------------------
24. Financial Statements and            Financial Statements and Exhibits (Statement of
    Exhibits                            Additional Information)
--------------------------------------- ----------------------------------------------------------
25. Directors and Officers of           Directors and Officers of AUL
    the Depositor
--------------------------------------- ----------------------------------------------------------
26. Persons Controlled By or            Persons Controlled By or Under Common Control with
    Under Common Control with           Depositor or Registrant
    Depositor or Registrant
--------------------------------------- ----------------------------------------------------------
27. Number of Policyowners              Number of Contractholders
--------------------------------------- ----------------------------------------------------------
28. Indemnification                     Indemnification
--------------------------------------- ----------------------------------------------------------
29. Principal Underwriters              Principal Underwriters
--------------------------------------- ----------------------------------------------------------
30. Location of Accounts and            Location of Accounts and Records
    Records
--------------------------------------- ----------------------------------------------------------
31. Management Services                 Management Services
--------------------------------------- ----------------------------------------------------------
32. Undertakings                        Undertakings
--------------------------------------- ----------------------------------------------------------
33. Signatures                          Signatures

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST



[ONEAMERICA_KO_LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 249-6269



May 1, 2013

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

                           AUL AMERICAN UNIT TRUST
                      GROUP VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
              ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282
                               (800) 249-6269
ANNUITY SERVICE OFFICE MAILING ADDRESS: P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the Funds. A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the OneAmerica Value Investment Account, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the OneAmerica Value Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.


This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2013, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2013

                              TABLE OF CONTENTS



DESCRIPTION                                               PAGE

DEFINITIONS............................................      4

SUMMARY................................................      6
   Purpose of the Contracts............................      6
   Types of Contracts..................................      6
   The Variable Account and the Funds..................      6
   Fixed Interest Account and Stable Value Account.....     32
   Contributions.......................................     33
   Transfers...........................................     33
   Withdrawals.........................................     33
   The Death Benefit...................................     33
   Annuity Options.....................................     33
   Charges.............................................     33
   Withdrawal Charge...................................     33
   Premium Tax Charge..................................     33
   Asset Charge........................................     33
   Administrative Charge...............................     34
   Additional Charges and Fees.........................     34
   Expenses of the Funds...............................     34
   Ten-Day Free Look...................................     34
   Termination by the Owner............................     34
   Contacting AUL......................................     34

EXPENSE TABLE..........................................     35

CONDENSED FINANCIAL INFORMATION........................     36

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS.................................    154
   American United Life Insurance Company(R)...........    154
   Variable Account....................................    154
   The Funds...........................................    154
   Revenue AUL Receives................................    155
   Funds and Objectives................................    156

THE CONTRACTS..........................................    165
   General.............................................    165

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD.........................    166
   Contributions under the Contracts...................    166
   Ten-Day Free Look...................................    166
   Initial and Single Contributions....................    166
   Allocation of Contributions.........................    166
   Subsequent Contributions Under Recurring
    Contribution Contracts.............................    167
   Transfers of Account Value..........................    167
   Abusive Trading Practices...........................    167
   Late Trading........................................    167
   Market Timing.......................................    167
   Participant's Variable Account Value................    168
   Accumulation Units..................................    168



DESCRIPTION                                             PAGE

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD (CONTINUED)
   Accumulation Unit Value...........................    168
   Net Investment Factor.............................    168
   Dollar Cost Averaging Program.....................    168

CASH WITHDRAWALS AND THE
DEATH BENEFIT........................................    169
   Cash Withdrawals..................................    169
   Systematic Withdrawal Service for 403(b), 408,
    408A, 457 Programs and 409A Programs.............    169
   Constraints on Withdrawals........................    170
   General...........................................    170
   403(b) Programs...................................    170
   Texas Optional Retirement Program.................    170
   The Death Benefit.................................    171
   Termination by the Owner..........................    171
   Termination by AUL................................    172
   Payments from the Variable Account................    172

CHARGES AND DEDUCTIONS...............................    173
   Premium Tax Charge................................    173
   Withdrawal Charge.................................    173
   Asset Charge......................................    173
   Variable Investment Plus..........................    174
   Administrative Charge.............................    174
   Additional Charges and Fees.......................    174
   Other Charges.....................................    175
   Variations in Charges.............................    175
   Guarantee of Certain Charges......................    175
   Expenses of the Funds.............................    175

ANNUITY PERIOD.......................................    175
   General...........................................    175
   Annuity Options...................................    176
   Option 1 - Life Annuity...........................    176
   Option 2 - Certain and Life Annuity...............    176
   Option 3 - Survivorship Annuity...................    176
   Option 4 - Installment Refund Life Annuity........    176
   Option 5 - Fixed Periods..........................    176
   Selection of an Option............................    176

THE FIXED INTEREST ACCOUNT...........................    177
   Interest..........................................    177
   Withdrawals and Transfers.........................    177
   Transfer of Interest Option.......................    178
   Contract Charges..................................    178
   Payments from the Fixed Interest Account..........    179
   403(b) Plan Loans.................................    179

THE STABLE VALUE ACCOUNT.............................    179
   In General........................................    179

                              TABLE OF CONTENTS



DESCRIPTION                                                PAGE

THE STABLE VALUE ACCOUNT (CONTINUED)
   Guaranteed SVA Account Value.........................    179
   Transfers to and from the SVA........................    180
   Benefits Paid from the SVA...........................    180
   Annuities Paid from the SVA..........................    180
   Contract Termination.................................    180

MORE ABOUT THE CONTRACTS................................    181
   Designation and Change of Beneficiary................    181
   Assignability........................................    181
   Proof of Age and Survival............................    181
   Misstatements........................................    181
   Termination of Recordkeeping Services................    181

FEDERAL TAX MATTERS.....................................    181
   Introduction.........................................    181
   Tax Status of the Company and
    the Variable Account................................    182
   Tax Treatment of Retirement Programs.................    182
   401 Employee Benefit Plans...........................    182
   403(b) Plans.........................................    183



DESCRIPTION                                          PAGE

FEDERAL TAX MATTERS (CONTINUED)
  408 and 408A Programs...........................    183
  409A and 457 Programs...........................    183
  HSA, HRA, and OPEB Employee Benefit Plans.......    184
  Tax Penalty.....................................    184
  Withholding.....................................    184

OTHER INFORMATION
  Mixed and Shared Funding........................    184
  Voting of Shares of the Funds...................    185
  Substitution of Investments.....................    185
  Redemption Fees.................................    186
  Changes to Comply with Law and Amendments.......    186
  Reservation of Rights...........................    186
  Periodic Reports................................    186
  Payments to Agents, Intermediaries and
    other Financial Professionals.................    186
  Legal Proceedings...............................    186
  Legal Matters...................................    186
  Financial Statements............................    187

STATEMENT OF ADDITIONAL INFORMATION...............    188

                                 DEFINITIONS




Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.


BUSINESS DAY - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving\ but AUL may not be open for business on other days.


CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

CORPORATE OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).


EMPLOYER - An Employer, such as a tax-exempt or public school organization; with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.


EMPLOYER SPONSORED 403(b) PROGRAM - A 403 (b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

FIXED INTEREST ACCOUNT ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Internal Revenue Service

OWNER - The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the FIA.


PARTICIPANT'S STABLE VALUE ACCOUNT VALUE - The total value of a Participant's interest in the Stable Value Account.


PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.


PLAN - The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued and any subsequent amendment to such a plan.

STABLE VALUE ACCOUNT ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 OR 408A PROGRAM - A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.


457 OR 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                                   SUMMARY




This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.


PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.


TYPES OF CONTRACTS

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.




THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following Funds:

                                            CLASS
INVESTMENT ACCOUNTS AND                     DESIGNATION
CORRESPONDING FUND PORTFOLIOS               IF ANY(1)            FUND                                    INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio                    Institutional        Alger Portfolios                        Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio        Institutional        Alger Portfolios                        Fred Alger Management, Inc.
Alger Capital Appreciation                  Institutional        The Alger Institutional Funds           Fred Alger Management, Inc.
Institutional
Alger Capital Appreciation                  Retirement           The Alger Institutional Funds           Fred Alger Management, Inc.
Institutional
Alger Large Cap Growth                      Institutional        Alger Portfolios                        Fred Alger Management, Inc.
Alger Small Cap Growth                      Institutional        The Alger Institutional Funds           Fred Alger Management, Inc.
Institutional
Alger Small Cap Growth                      Retirement           The Alger Institutional Funds           Fred Alger Management, Inc.
Institutional

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                                   CLASS
INVESTMENT ACCOUNTS AND                            DESIGNATION
CORRESPONDING FUND PORTFOLIOS                      IF ANY(1)              FUND
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Core Opportunities               Retirement             AllianceBernstein Value Funds
AllianceBernstein 2010 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2010 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2015 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2015 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2020 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2020 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2025 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2025 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2030 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2030 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2035 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2035 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2040 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2040 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2045 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2045 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2050 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2050 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2055 Retirement                  Advisor                AllianceBernstein Retirement
Strategy                                                                  Strategies(R)
AllianceBernstein 2055 Retirement                  Retirement             AllianceBernstein Retirement
Strategy                                                                  Strategies(R)


INVESTMENT ACCOUNTS AND
CORRESPONDING FUND PORTFOLIOS                      INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Core Opportunities               AllianceBernstein LP
AllianceBernstein 2010 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2010 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2015 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2015 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2020 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2020 Retirement                  AllianceBernstein LP.
Strategy
AllianceBernstein 2025 Retirement                  AllianceBernstein LP.
Strategy
AllianceBernstein 2025 Retirement                  AllianceBernstein LP.
Strategy
AllianceBernstein 2030 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2030 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2035 Retirement                  AllianceBernstein LP.
Strategy
AllianceBernstein 2035 Retirement                  AllianceBernstein LP.
Strategy
AllianceBernstein 2040 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2040 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2045 Retirement                  AllianceBernstein LP.
Strategy
AllianceBernstein 2045 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2050 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2050 Retirement                  AllianceBernstein LP.
Strategy
AllianceBernstein 2055 Retirement                  AllianceBernstein LP
Strategy
AllianceBernstein 2055 Retirement                  AllianceBernstein LP
Strategy


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                         CLASS
INVESTMENT ACCOUNTS AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIOS            IF ANY(1)          FUND                                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Value           Retirement         AllianceBernstein Value Funds        AllianceBernstein LP
Fund
AllianceBernstein International          Retirement         The AllianceBernstein Growth         AllianceBernstein LP
Growth Fund                                                 Funds
AllianceBernstein International          Retirement         AllianceBernstein Value Funds        AllianceBernstein LP
Value Fund
AllianceBernstein Discovery Growth       Retirement         The AllianceBernstein Growth         AllianceBernstein LP
Fund                                                        Funds
AllianceBernstein Small-Cap              Retirement         The AllianceBernstein Growth         AllianceBernstein LP
Growth Fund                                                 Funds
AllianceBernstein Discovery Value        Retirement         AllianceBernstein Value Funds        AllianceBernstein LP
AllianceBernstein Value Fund             Retirement         AllianceBernstein Value Funds        AllianceBernstein LP
Allianz Global Investors Solutions       A*                 Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2015                                                                                             Management LLC
Allianz Global Investors Solutions       Administrative     Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2015                                                                                             Management LLC
Allianz Global Investors Solutions       A*                 Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2020                                                                                             Management LLC
Allianz Global Investors Solutions       Administrative     Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2020                                                                                             Management LLC
Allianz Global Investors Solutions       A*                 Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2025                                                                                             Management LLC
Allianz Global Investors Solutions       Administrative     Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2025                                                                                             Management LLC
Allianz Global Investors Solutions       A*                 Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2030                                                                                             Management LLC
Allianz Global Investors Solutions       Administrative     Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2030                                                                                             Management LLC
Allianz Global Investors Solutions       A*                 Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2035                                                                                             Management LLC
Allianz Global Investors Solutions       Administrative     Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2035                                                                                             Management LLC
Allianz Global Investors Solutions       A*                 Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2040                                                                                             Management LLC
Allianz Global Investors Solutions       Administrative     Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2040                                                                                             Management LLC
Allianz Global Investors Solutions       A*                 Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2045                                                                                             Management LLC
Allianz Global Investors Solutions       Administrative     Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2045                                                                                             Management LLC
Allianz Global Investors Solutions       A*                 Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2050                                                                                             Management LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                 INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
Allianz Global Investors Solutions      Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2050                                                                                           Management LLC
Allianz Global Investors Solutions      A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2055                                                                                           Management LLC
Allianz Global Investors Solutions      Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
2055                                                                                           Management LLC
Allianz Global Investors Solutions      A*                Allianz Multi-Strategy Funds         Allianz Global Investors Fund
Retirement Income                                                                              Management LLC
Allianz Global Investors Solutions      Administrative    Allianz Multi-Strategy Funds         Allianz Global Investors Fund
Retirement Income                                                                              Management LLC
Allianz NFJ Dividend Value              Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC
Allianz NFJ Dividend Value              Retirement        Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC
Allianz NFJ Mid-Cap Value Fund          Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC
Allianz NFJ Mid-Cap Value Fund          Retirement        Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC
Allianz NFJ Small-Cap Value             Administrative    Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC
Allianz NFJ Small-Cap Value             Retirement        Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC
Allianz RCM Large Cap Growth            Retirement        Allianz Funds                        Allianz Global Investors Fund
                                                                                               Management LLC
American Century(R) Disciplined         A*                American Century(R) Disciplined      American Century(R) Investment
Growth Fund                                               Growth Fund                          Management, Inc.
American Century(R) Disciplined         Investor          American Century(R) Disciplined      American Century(R) Investment
Growth Fund                                               Growth Fund                          Management, Inc.
American Century(R) Diversified         A*                American Century(R) Investments      American Century(R) Investment
Bond                                                                                           Management, Inc.
American Century(R) Diversified         Investor          American Century(R) Investments      American Century(R) Investment
Bond                                                                                           Management, Inc.
American Century(R) Emerging            A*                American Century(R) World Mutual     American Century(R) Global
Markets                                                   Funds, Inc.                          Investment Management, Inc.
American Century(R) Emerging            Investor          American Century(R) World Mutual     American Century(R) Global
Markets                                                   Funds, Inc.                          Investment Management, Inc.
American Century(R) Equity Growth       A*                American Century(R) Quantitative     American Century(R) Investment
                                                          Equity Funds, Inc.                   Management, Inc.
American Century(R) Equity Income       A*                American Century(R) Capital          American Century(R) Investment
                                                          Portfolios, Inc.                     Management, Inc
American Century(R) Equity Income       Investor          American Century(R) Capital          American Century(R) Investment
                                                          Portfolios, Inc.                     Management, Inc.
American Century(R) Ginnie Mae          A*                American Century(R) Government       American Century(R) Investment
                                                          Income Trust                         Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                          CLASS
INVESTMENT ACCOUNTS AND                   DESIGNATION
CORRESPONDING FUND PORTFOLIOS             IF ANY(1)          FUND                                   INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
American Century(R) Growth                A*                 American Century(R) Investments        American Century(R) Investment
                                                                                                    Management, Inc.
American Century(R) Heritage              A*                 American Century(R) Mutual             American Century(R) Investment
                                                             Funds, Inc.                            Management, Inc.
American Century(R) Income &              Investor           American Century(R) Quantitative       American Century(R) Investment
Growth                                                       Equity Funds, Inc.                     Management, Inc.
American Century(R) Inflation-            A*                 American Century(R) Investments        American Century(R) Investment
Adjusted Bond                                                                                       Management, Inc.
American Century(R) International         A*                 American Century(R) International      American Century(R) Investment
Bond                                                         Bond Funds                             Management, Inc.
American Century(R) International         Investor           American Century(R) International      American Century(R) Investment
Bond                                                         Bond Funds                             Management, Inc.
American Century(R) International         A*                 American Century(R) World Mutual       American Century(R) Global
Discovery                                                    Funds, Inc.                            Investment Management, Inc.
American Century(R) International         Investor           American Century(R) World Mutual       American Century(R) Global
Discovery                                                    Funds, Inc.                            Investment Management, Inc.
American Century(R) International         A*                 American Century(R) World Mutual       American Century(R) Global
Growth                                                       Funds, Inc.                            Investment Management, Inc.
American Century(R) International         Investor           American Century(R) World Mutual       American Century(R) Global
Growth                                                       Funds, Inc.                            Investment Management, Inc.
American Century(R) Large Company         A*                 American Century(R) Capital            American Century(R) Investment
Value                                                        Portfolios, Inc.                       Management, Inc.
American Century(R) LIVESTRONG            A*                 American Century(R) Asset              American Century(R) Investment
2015                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset              American Century(R) Investment
2015                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset              American Century(R) Investment
2020                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset              American Century(R) Investment
2020                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset              American Century(R) Investment
2025                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset              American Century(R) Investment
2025                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset              American Century(R) Investment
2030                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset              American Century(R) Investment
2030                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset              American Century(R) Investment
2035                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset              American Century(R) Investment
2035                                                         Allocations Portfolios, Inc.           Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset              American Century(R) Investment
2040                                                         Allocations Portfolios, Inc.           Management, Inc

(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                          CLASS
INVESTMENT ACCOUNTS AND                   DESIGNATION
CORRESPONDING FUND PORTFOLIOS             IF ANY(1)          FUND                                  INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
American Century(R) LIVESTRONG            Investor           American Century(R) Asset             American Century(R) Investment
2040                                                         Allocations Portfolios, Inc.          Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset             American Century(R) Investment
2045                                                         Allocations Portfolios, Inc.          Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset             American Century(R) Investment
2045                                                         Allocations Portfolios, Inc.          Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset             American Century(R) Investment
2050                                                         Allocations Portfolios, Inc.          Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset             American Century(R) Investment
2050                                                         Allocations Portfolios, Inc.          Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset             American Century(R) Investment
2055                                                         Allocations Portfolios, Inc.          Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset             American Century(R) Investment
2055                                                         Allocations Portfolios, Inc.          Management, Inc
American Century(R) LIVESTRONG            A*                 American Century(R) Asset             American Century(R) Investment
Income                                                       Allocations Portfolios, Inc.          Management, Inc
American Century(R) LIVESTRONG            Investor           American Century(R) Asset             American Century(R) Investment
Income                                                       Allocations Portfolios, Inc.          Management, Inc
American Century(R) Mid Cap Value         A*                 American Century(R) Capital           American Century(R) Investment
                                                             Portfolios, Inc.                      Management, Inc.
American Century(R) Mid Cap Value         Investor           American Century(R) Capital           American Century(R) Investment
                                                             Portfolios, Inc.                      Management, Inc.
American Century(R) Real Estate           A*                 American Century(R) Capital           American Century(R) Investment
                                                             Portfolios, Inc.                      Management, Inc
American Century(R) Real Estate           Investor           American Century(R) Capital           American Century(R) Investment
                                                             Portfolios, Inc.                      Management, Inc
American Century(R) Select                A*                 American Century(R) Investments       American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Select                Investor           American Century(R) Investments       American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap             A*                 American Century(R) Investments       American Century(R) Investment
Growth                                                                                             Management, Inc.
American Century(R) Small Cap Value       A*                 American Century(R) Investments       American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Value       Investor           American Century(R) Investments.      American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Company         A*                 American Century(R) Quantitative      American Century(R) Investment
                                                             Equity Funds, Inc.                    Management, Inc.
American Century(R) Strategic             A*                 American Century(R) Strategic         American Century(R) Investment
Allocation: Aggressive                                       Asset Allocations, Inc.               Management, Inc.
American Century(R) Strategic             Investor           American Century(R) Strategic         American Century(R) Investment
Allocation : Aggressive                                      Asset Allocations, Inc.               Management, Inc.
American Century(R) Strategic             A*                 American Century(R) Strategic         American Century(R) Investment
Allocation : Conservative                                    Asset Allocations, Inc.               Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                         CLASS
INVESTMENT ACCOUNTS AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIOS            IF ANY(1)          FUND                                  INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Strategic            Investor           American Century(R) Strategic         American Century(R) Investment
Allocation: Conservative                                    Asset Allocations, Inc.               Management, Inc.
American Century(R) Strategic            A*                 American Century(R) Strategic         American Century(R) Investment
Allocation : Moderate                                       Asset Allocations, Inc.               Management, Inc.
American Century(R) Strategic            Investor           American Century(R) Strategic         American Century(R) Investment
Allocation : Moderate                                       Asset Allocations, Inc.               Management, Inc.
American Century(R) Ultra(R)             A*                 American Century(R) Mutual            American Century(R) Investment
                                                            Funds, Inc.                           Management, Inc.
American Century(R) Ultra(R)             Investor           American Century(R) Mutual            American Century(R) Investment
                                                            Funds, Inc.                           Management, Inc.
American Century(R) Value Fund           A*                 American Century(R) Investments       American Century(R) Investment
                                                                                                  Management, Inc.
American Century(R) Value Fund           Investor           American Century(R) Investments       American Century(R) Investment
                                                                                                  Management, Inc.
American Century(R) Vista                A*                 American Century(R) Mutual            American Century(R) Investment
                                                            Funds, Inc.                           Management, Inc.
American Century(R) Vista                Investor           American Century(R) Mutual            American Century(R) Investment
                                                            Funds, Inc.                           Management, Inc.
American Century(R) VP Capital           I                  American Century(R) Investments.      American Century(R) Investment
Appreciation                                                                                      Management, Inc.
American Funds(R) AMCAP                  R3                 American Funds(R)                     Capital Research and
                                                                                                  Management Company
American Funds(R) AMCAP                  R4                 American Funds(R)                     Capital Research and
                                                                                                  Management Company
American Funds American                  R3                 American Funds(R)                     Capital Research and
Balanced                                                                                          Management Company
American Funds American                  R4                 American Funds(R)                     Capital Research and
Balanced                                                                                          Management Company
American Funds(R) American High-         R3                 American Funds(R)                     Capital Research and
Income Trust(SM)                                                                                  Management Company
American Funds(R) American High-         R4                 American Funds(R)                     Capital Research and
Income Trust                                                                                      Management Company
American Funds(R) Capital World          R3                 American Funds(R)                     Capital Research and
Growth & Income Fund                                                                              Management Company
American Funds(R) Capital World          R4                 American Funds(R)                     Capital Research and
Growth & Income Fund(SM)                                                                          Management Company
American Funds(R) New Perspective        R3                 American Funds(R)                     Capital Research and
                                                                                                  Management Company
American Funds(R) New Perspective        R4                 American Funds(R)                     Capital Research and
                                                                                                  Management Company
American Funds(R) New World Fund(R)      R3                 American Funds(R) New World           Capital Research & Management
                                                            Fund(R)                               Company
American Funds(R) New World Fund(R)      R4                 American Funds(R) New World           Capital Research & Management
                                                            Fund(R)                               Company


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                         CLASS
INVESTMENT ACCOUNTS AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIOS            IF ANY(1)          FUND                                  INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------
American Funds(R) EuroPacific            R3                 American Funds(R)                     Capital Research and
Growth Fund                                                                                       Management Company
American Funds(R) EuroPacific            R4                 American Funds(R)                     Capital Research and
Growth Fund                                                                                       Management Company
American Funds(R) EuroPacific            R5                 American Funds(R)                     Capital Research and
Growth Fund                                                                                       Management Company
American Funds(R) Fundamental            R3                 American Funds(R)                     Capital Research and
Investors                                                                                         Management Company
American Funds(R) Fundamental            R4                 American Funds(R)                     Capital Research and
Investors                                                                                         Management Company
American Funds(R) Growth Fund of         R3                 American Funds(R)                     Capital Research and
America                                                                                           Management Company
American Funds(R) Growth Fund of         R4                 American Funds(R)                     Capital Research and
America                                                                                           Management Company
American Funds(R) Intermediate           R3                 American Funds(R)                     Capital Research and
Bond Fund of America(R)                                                                           Management Company
American Funds(R) Intermediate           R4                 American Funds(R)                     Capital Research and
Bond Fund of America(R)                                                                           Management Company
American Funds(R) SMALLCAP World         R3                 American Funds(R)                     Capital Research and
                                                                                                  Management Company
American Funds(R) SMALLCAP World         R4                 American Funds(R)                     Capital Research and
                                                                                                  Management Company
American Funds(R) Washington             R3                 American Funds(R)                     Capital Research and
Mutual Investors Fund                                                                             Management Company
American Funds(R) Washington             R4                 American Funds(R)                     Capital Research and
Mutual Investors Fund                                                                             Management Company
Ariel Appreciation                                          Ariel Mutual Funds, Inc.              Ariel Investments, LLC
Ariel                                                       Ariel Mutual Funds, Inc.              Ariel Investments, LLC
BlackRock Equity Dividend Fund           Institutional      BlackRock Equity Dividend Fund        BlackRock Advisors LLC
BlackRock Global Allocation Fund         Institutional      BlackRock Global Allocation           BlackRock Advisors, LLC
                                                            Fund, Inc.
BlackRock Global Allocation Fund         Retirement         BlackRock Global Allocation           BlackRock Advisors, LLC
                                                            Fund, Inc.
BlackRock GNMA Portfolio Service         Service            BlackRock GNMA Fund                   BlackRock Advisors LLC
Shares
BlackRock Small Cap Growth Equity        Institutional      BlackRock Funds Equity                BlackRock Advisors, LLC
Portfolio                                                   Portfolios
BMO Mid-Cap Growth                       Investor           Marshall Funds, Inc.                  M&I Investment Management
                                                                                                  Corp.
BMO Mid-Cap Value                        Investor           Marshall Funds, Inc.                  M&I Investment Management
                                                                                                  Corp.
BMO Small-Cap Growth                     Investor           Marshall Funds, Inc.                  M&I Investment Management
                                                                                                  Corp.


(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived


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

                                           CLASS
INVESTMENT ACCOUNTS AND                    DESIGNATION
CORRESPONDING FUND PORTFOLIOS              IF ANY(1)          FUND                                    INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Income                             A*                 Calvert Income Funds                    Calvert Asset Management
                                                                                                      Company, Inc.
Calvert Small Cap Fund                     A*                 Calvert Sustainable and                 Calvert Asset Management
                                                              Responsible Funds                       Company, Inc.
Calvert Equity Portfolio                   A*                 Calvert Social Investment Fund          Calvert Asset Management
                                                                                                      Company, Inc.
Calvert SRI Mid-Cap Growth                                    Calvert Variable Series, Inc.           Calvert Asset Management
                                                                                                      Company, Inc.
Columbia Mid Cap Index Fund                A*                 Columbia Mid Cap Index Fund             Columbia Management Advisors
                                                                                                      LLC
Columbia Small Cap Index Fund              A*                 Columbia Small Cap Index Fund           Columbia Management Advisors
                                                                                                      LLC
Compass EMP Alternative Asset              A*                 Compass EMP Mutual Funds                Compass Efficient Model
                                                                                                      Portfolios, LLC
Compass EMP Alternative Asset              T                  Compass EMP Mutual Funds                Compass Efficient Model
                                                                                                      Portfolios, LLC
Compass EMP Multi-Asset Balance            A*                 Compass EMP Mutual Funds                Compass Efficient Model
                                                                                                      Portfolios, LLC
Compass EMP Multi-Asset Balance            T                  Compass EMP Mutual Funds                Compass Efficient Model
                                                                                                      Portfolios, LLC
Compass EMP Multi-Asset Growth             A*                 Compass EMP Mutual Funds                Compass Efficient Model
                                                                                                      Portfolios, LLC
Compass EMP Multi-Asset Growth             T                  Compass EMP Mutual Funds                Compass Efficient Model
                                                                                                      Portfolios, LLC
CRM Mid Cap Value                          Investor           CRM Funds                               Cramer Rosenthal McGlynn, LLC
CRM Small Cap Value                        Investor           CRM Funds                               Cramer Rosenthal McGlynn, LLC
Columbia Acorn International Fund          A*                 Columbia Acorn Family of Funds          Columbia Wanger Asset
                                                                                                      Management, LLC
Columbia Acorn International Fund          R4                 Columbia Acorn Family of Funds          Columbia Wanger Asset
                                                                                                      Management, LLC
Columbia Acorn International Fund          Z                  Columbia Acorn Family of Funds          Columbia Wanger Asset
                                                                                                      Management, LLC
Columbia Emerging Markets Fund             A*                 Columbia Emerging Markets               Columbia Management Advisors
                                                              Fund                                    LLC
Columbia Emerging Markets Fund             Z                  Columbia Emerging Markets               Columbia Management Advisors
                                                              Fund                                    LLC
Columbia MultiAdvisor Small Cap            A*                 Columbia MultiAdvisor Small             Columbia Management Advisors
Value                                                         Cap Value                               LLC
Columbia MultiAdvisor Small Cap            R4                 Columbia MultiAdvisor Small             Columbia Management Advisors
Value                                                         Cap Value                               LLC
Columbia MultiAdvisor Small Cap            Z                  Columbia MultiAdvisor Small             Columbia Management Advisors
Value                                                         Cap Value                               LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                         CLASS
INVESTMENT ACCOUNTS AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIOS            IF ANY(1)          FUND                                 INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman                        A*                 Columbia Seligman                    Columbia Management Advisors
Communications & Information                                Communications & Information         LLC
Columbia Seligman                        R4                 Columbia Seligman                    Columbia Management Advisors
Communications & Information                                Communications & Information         LLC
Columbia Seligman                        Z                  Columbia Seligman                    Columbia Management Advisors
Communications & Information                                Communications & Information         LLC
DFA Emerging Markets Value               R2                 DFA Investment Dimensions            Dimensional Fund Advisors Ltd.
                                                            Group, Inc.
DFA Global 25/75                         R2                 DFA Investment Dimensions            Dimensional Fund Advisors Ltd.
                                                            Group, Inc.
DFA Global 60/40                         R2                 DFA Investment Dimensions            Dimensional Fund Advisors Ltd
                                                            Group, Inc.
DFA Global Equity                        R2                 DFA Investment Dimensions            Dimensional Fund Advisors Ltd
                                                            Group, Inc.
DFA International Value                  R2                 DFA Investment Dimensions            Dimensional Fund Advisors Ltd
                                                            Group, Inc.
DFA US Targeted Value                    R2                 DFA Investment Dimensions            Dimensional Fund Advisors Ltd
                                                            Group, Inc.
DWS Alternative Asset Allocation         A*                 DWS Alternative Asset Allocation     Deutsche Investment
Plus                                                        Plus Fund                            Management Americas, Inc.
DWS Alternative Asset Allocation         S                  DWS Alternative Asset Allocation     Deutsche Investment
Plus                                                        Plus Fund                            Management Americas, Inc.
DWS Mid Cap Value                        A*                 DWS Mid Cap Value Fund               Deutsche Investment
                                                                                                 Management Americas, Inc.
DWS Mid Cap Value                        S                  DWS Mid Cap Value Fund               Deutsche Investment
                                                                                                 Management Americas, Inc.
DWS Small Cap Value                      A*                 DWS Small Cap Value Fund             Deutsche Investment
                                                                                                 Management Americas, Inc.
DWS Small Cap Value                      S                  DWS Small Cap Value Fund             Deutsche Investment
                                                                                                 Management Americas, Inc.
DWS Large Cap Value                      A*                 DWS Value Series, Inc.               Deutsche Investment
                                                                                                 Management Americas, Inc.
DWS Large Cap Value                      S                  DWS Value Series, Inc.               Deutsche Investment
                                                                                                 Management Americas, Inc.
DWS RREEF Real Estate Securities         A*                 DWS Investments                      Deutsche Inv Mgmt Americas,
                                                                                                 Inc.
DWS RREEF Real Estate Securities         S                  DWS Investments                      Deutsche Inv Mgmt Americas,
                                                                                                 Inc.
DWS Strategic Government                 A*                 DWS Investments                      Deutsche Inv Mgmt Americas,
Securities                                                                                       Inc.
DWS Strategic Government                 S                  DWS Investments                      Deutsche Inv Mgmt Americas,
Securities                                                                                       Inc.
Fidelity(R) Advisor Diversified          T                  Fidelity(R) Advisor Funds            Fidelity(R) Management &
International                                                                                    Research Company


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                               CLASS
INVESTMENT ACCOUNTS AND                        DESIGNATION
CORRESPONDING FUND PORTFOLIOS                  IF ANY(1)            FUND
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth            T                    Fidelity(R) Advisor Funds

Fidelity(R) Advisor Equity Growth              T                    Fidelity(R) Advisor Funds

Fidelity(R) Advisor Equity Income              T                    Fidelity(R) Advisor Funds

Fidelity(R) Advisor Freedom 2010               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2010               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2015               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2015               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2020               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2020               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2025               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2025               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2030               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2030               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2035               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2035               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2040               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2040               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2045               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2045               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2050               A*                   Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2050               T                    Fidelity(R) Advisor Funds
Fund
Fidelity(R) Advisor Freedom 2055               A*                   Fidelity(R) Advisor Funds
Fidelity(R) Advisor Freedom 2055               T                    Fidelity(R) Advisor Funds


INVESTMENT ACCOUNTS AND
CORRESPONDING FUND PORTFOLIOS                  INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth            Fidelity(R) Management &
                                               Research Company
Fidelity(R) Advisor Equity Growth              Fidelity(R) Management &
                                               Research Company
Fidelity(R) Advisor Equity Income              Fidelity(R) Management &
                                               Research Company
Fidelity(R) Advisor Freedom 2010               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2010               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2015               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2015               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2020               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2020               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2025               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2025               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2030               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2030               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2035               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2035               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2040               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2040               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2045               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2045               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2050               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2050               Strategic Advisers, Inc.
Fund
Fidelity(R) Advisor Freedom 2055               Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2055               Strategic Advisers, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                         CLASS
INVESTMENT ACCOUNTS AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIOS            IF ANY(1)        FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom Income       A*               Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom Income       T                Fidelity(R) Advisor Funds            Strategic Advisers, Inc.
Fidelity(R) Advisor Growth & Income      T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) Advisor Growth               T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
Opportunities                                                                                  Research Company
Fidelity(R) Advisor International        T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
Capital Appreciation                                                                           Research Company
Fidelity(R) Advisor Leveraged            A*               Fidelity(R) Advisor Funds            Fidelity(R) Management &
Company Stock                                                                                  Research Company
Fidelity(R) Advisor Leveraged            T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
Company Stock                                                                                  Research Company
Fidelity(R) Advisor Stock Selector Mid   T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
Cap                                                                                            Research Company
Fidelity(R) Advisor New Insights         A*               Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) Advisor New Insights         T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) Advisor Overseas             T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) Advisor Real Estate          A*               Fidelity(R) Advisor Funds            Fidelity(R) Mgmt & Research
                                                                                               Company (FMR)
Fidelity(R) Advisor Real Estate          T                Fidelity(R) Advisor Funds            Fidelity(R) Mgmt & Research
                                                                                               Company (FMR)
Fidelity(R) Advisor Small Cap            T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) Advisor Small Cap            A*               Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) Advisor Stock Selector All   T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
Cap                                                                                            Research Company
Fidelity(R) Advisor Strategic Income     A*               Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) Advisor Value                A*               Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) Advisor Value                T                Fidelity(R) Advisor Funds            Fidelity(R) Management &
                                                                                               Research Company
Fidelity(R) VIP Asset Manager(SM)        Other            Fidelity(R) Variable Insurance       Fidelity(R) Management &
Portfolio                                                 Products Fund                        Research Company
Fidelity(R) VIP Contrafund (R) Portfolio Other            Fidelity(R) Variable Insurance       Fidelity(R) Management &
                                                          Products Fund                        Research Company
Fidelity(R) VIP Equity-Income            Other            Fidelity(R) Variable Insurance       Fidelity(R) Management &
Portfolio                                                 Products Fund                        Research Company
Fidelity(R) VIP Growth Portfolio         Other            Fidelity(R) Variable Insurance       Fidelity(R) Management &
                                                          Products Fund                        Research Company


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                         CLASS
INVESTMENT ACCOUNTS AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIOS            IF ANY(1)          FUND                                 INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio    Other              Fidelity(R) Variable Insurance       Fidelity(R) Management &
                                                            Products Fund                        Research Company
Fidelity(R) VIP Overseas Portfolio       Other              Fidelity(R) Variable Insurance       Fidelity(R) Management &
                                                            Products Fund                        Research Company
Franklin Flex Cap Growth                 Retirement         Franklin Strategic Series            Franklin Advisers, Inc.
Franklin Growth                          A*                 Franklin Custodian Funds             Franklin Advisers, Inc.
Franklin Growth                          R                  Franklin Custodian Funds             Franklin Advisers, Inc.
Franklin Income Series Fund              Advisor            Franklin Custodian Funds             Franklin Advisers, Inc.
Franklin Income Series Fund              Retirement         Franklin Custodian Funds             Franklin Advisers, Inc.
Franklin Mutual Global Discovery         Z                  Franklin Mutual Series Funds         Franklin Mutual Advisers, LLC
Fund
Franklin Mutual Global Discovery         Retirement         Franklin Mutual Series Funds         Franklin Mutual Advisers, LLC
Fund
Franklin Small Cap Value                 A*                 Franklin Value Investors Trust       Franklin Advisory Services, LLC
Franklin Small Cap Value                 Retirement         Franklin Value Investors Trust       Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth            Retirement         Franklin Strategic Series            Franklin Advisers, Inc.
Franklin Strategic Income                A*                 Franklin Strategic Income Fund       Franklin Advisers, Inc.
Franklin Strategic Income                Retirement         Franklin Strategic Income Fund       Franklin Advisers, Inc.
Goldman Sachs Growth Strategy            Institutional      Goldman Sachs Fund of Funds          Goldman Sachs Asset
                                                            Portfolios                           Management, L.P.
Goldman Sachs Growth Strategy            Service            Goldman Sachs Fund of Funds          Goldman Sachs Asset
                                                            Portfolios                           Management, L.P.
Goldman Sachs Growth                     IR                 Goldman Sachs Fundamental            Goldman Sachs Asset
Opportunities Fund                                          Equity Growth Funds                  Management L.P.
Goldman Sachs Growth                     Service            Goldman Sachs Fundamental            Goldman Sachs Asset
Opportunities Fund                                          Equity Growth Funds                  Management L.P.
Goldman Sachs Mid Cap Value              Institutional      Goldman Sachs Fundamental            Goldman Sachs Asset
                                                            Equity Value Funds                   Management, L.P.
Goldman Sachs Mid Cap Value              Service            Goldman Sachs Fundamental            Goldman Sachs Asset
                                                            Equity Value Funds                   Management, L.P.
Goldman Sachs Satellite Strategies       IR                 Goldman Sachs Fundamental            Goldman Sachs Asset
Portfolio                                                   Equity Growth Funds                  Management L.P.
Goldman Sachs Satellite Strategies       Service            Goldman Sachs Fundamental            Goldman Sachs Asset
Portfolio                                                   Equity Growth Funds                  Management L.P.
Goldman Sachs Small Cap Value            Institutional      Goldman Sachs Fundamental            Goldman Sachs Asset
                                                            Equity Value Funds                   Management, L.P.
Goldman Sachs Small Cap Value            Service            Goldman Sachs Fundamental            Goldman Sachs Asset
                                                            Equity Value Funds                   Management, L.P.
Goldman Sachs Structured                 Institutional      Goldman Sachs Structured             Goldman Sachs Asset
International Equity                                        International Equity Funds           Management, L.P.
Goldman Sachs Structured                 Service            Goldman Sachs Structured             Goldman Sachs Asset
International Equity                                        International Equity Funds           Management, L.P.


(1) Please refer to the Fund prospectus for a description of the class designation.

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
                                              CLASS
INVESTMENT ACCOUNTS AND                       DESIGNATION
CORRESPONDING FUND PORTFOLIOS                 IF ANY(1)            FUND
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Technology                      Institutional        Goldman Sachs Fundamental
Tollkeeper                                                         Equity Growth Funds
Goldman Sachs Technology                      Service              Goldman Sachs Fundamental
Tollkeeper                                                         Equity Growth Funds
Henssler Equity                               Institutional        The Henssler Funds, Inc.
Henssler Equity                               No Load              The Hennsler Funds, Inc.
Invesco Value Opp                             A*                   AIM Growth Series
Invesco Value Opp                             Retirement           AIM Growth Series
Invesco Comstock Fund                         A*                   Invesco Sector Funds
Invesco Comstock Fund                         Retirement           Invesco Sector Funds
Invesco Diversified Dividend Fund             A*                   AIM Sector Funds, Inc.
Invesco Diversified Dividend Fund             Investor             AIM Sector Funds, Inc.
Invesco Dynamics                              A*                   AIM Stock Funds, Inc.
Invesco Dynamics                              Investor             AIM Stock Funds, Inc.
Invesco Energy Fund                           A*                   AIM Sector Funds, Inc.
Invesco Energy Fund                           Investor             AIM Sector Funds, Inc.
Invesco Global Health Care Fund               A*                   AIM Sector Funds, Inc.
Invesco Global Health Care Fund               Investor             AIM Sector Funds, Inc.
Invesco International Growth                  Institutional        AIM International Growth Fund
Invesco International Growth                  Retirement           AIM International Growth Fund
Invesco Leisure Fund                          A*                   AIM Sector Funds, Inc.
Invesco Mid Cap Core Equity                   A*                   AIM Growth Series
Invesco Mid Cap Core Equity                   Retirement           AIM Growth Series
Invesco Global Quantitative Core              A*                   AIM Growth Series
Invesco Global Quantitative Core              Institutional        AIM Growth Series
Invesco Small Cap Growth                      A*                   AIM Growth Series
Invesco Small Cap Growth                      Retirement           AIM Growth Series
Invesco Technology Fund                       A*                   AIM Sector Funds, Inc.
Invesco Technology Fund                       Investor             AIM Sector Funds, Inc.
Invesco Mid Cap Growth Fund                   Institutional        AIM Capital Development Fund
Invesco Mid Cap Growth Fund                   Retirement           AIM Capital Development Fund
Janus Balanced Portfolio                      Retirement           Janus Investment Fund
Janus Aspen Balanced Portfolio                S                    Janus Investment Fund
Janus Aspen Flexible Bond                     Institutional        Janus Aspen Series
Janus Aspen Perkins Mid Cap Value             S                    Janus Adviser Series
Portfolio


INVESTMENT ACCOUNTS AND
CORRESPONDING FUND PORTFOLIOS                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Technology                      Goldman Sachs Asset
Tollkeeper                                    Management, L.P.
Goldman Sachs Technology                      Goldman Sachs Asset
Tollkeeper                                    Management, L.P.
Henssler Equity                               Henssler Asset Management LLC
Henssler Equity                               Henssler Asset Management, LLC
Invesco Value Opp                             Invesco Advisors, Inc.
Invesco Value Opp                             Invesco Advisors, Inc.
Invesco Comstock Fund                         Invesco Advisers, Inc.
Invesco Comstock Fund                         Invesco Advisers, Inc.
Invesco Diversified Dividend Fund             Invesco Advisers, Inc.
Invesco Diversified Dividend Fund             Invesco Advisers, Inc.
Invesco Dynamics                              Invesco Advisors, Inc.
Invesco Dynamics                              Invesco Advisors, Inc.
Invesco Energy Fund                           Invesco Advisors, Inc.
Invesco Energy Fund                           Invesco Advisors, Inc.
Invesco Global Health Care Fund               Invesco Advisors, Inc.
Invesco Global Health Care Fund               Invesco Advisors, Inc.
Invesco International Growth                  Invesco Advisors, Inc.
Invesco International Growth                  Invesco Advisors, Inc.
Invesco Leisure Fund                          Invesco Advisors, Inc.
Invesco Mid Cap Core Equity                   Invesco Advisors, Inc.
Invesco Mid Cap Core Equity                   Invesco Advisors, Inc.
Invesco Global Quantitative Core              Invesco Advisors, Inc.
Invesco Global Quantitative Core              Invesco Advisors, Inc.
Invesco Small Cap Growth                      Invesco Advisors, Inc.
Invesco Small Cap Growth                      Invesco Advisors, Inc.
Invesco Technology Fund                       Invesco Advisors, Inc.
Invesco Technology Fund                       Invesco Advisors, Inc.
Invesco Mid Cap Growth Fund                   Invesco Advisors, Inc.
Invesco Mid Cap Growth Fund                   Invesco Advisors, Inc.
Janus Balanced Portfolio                      Janus Capital Management LLC
Janus Aspen Balanced Portfolio                Janus Capital Management LLC
Janus Aspen Flexible Bond                     Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value             Janus Capital Management LLC
Portfolio


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                           CLASS
INVESTMENT ACCOUNTS AND                    DESIGNATION
CORRESPONDING FUND PORTFOLIOS              IF ANY(1)          FUND                                    INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth               Institutional      Janus Aspen Series                      Janus Capital Management LLC
Portfolio
Janus Forty Fund                           A*                 Janus Adviser Series                    Janus Capital Management LLC
Janus Forty Fund                           Retirement         Janus Adviser Series                    Janus Capital Management LLC
Janus Growth and Income Fund               Retirement         Janus Adviser Series                    Janus Capital Management LLC
Janus INTECH U.S. Growth                   S                  Janus Adviser Series                    Janus Capital Management LLC
Janus Perkins Mid Cap Value                A*                 Janus Adviser Series                    Janus Capital Management LLC
Janus Perkins Mid Cap Value                Retirement         Janus Adviser Series                    Janus Capital Management LLC
Janus Perkins Small Company Value          S                  Janus Adviser Series                    Janus Capital Management LLC
Legg Mason BW Global                       FI                 Legg Mason Funds                        Legg Mason Partners Fund
Opportunities Bond Fund                                                                               Advisor, LLC
Legg Mason BW Global                       Retirement         Legg Mason Funds                        Legg Mason Partners Fund
Opportunities Bond Fund                                                                               Advisor, LLC
ClearBridge Aggressive Growth              FI                 Legg Mason Funds                        Legg Mason Partners Fund
Fund                                                                                                  Advisor, LLC
ClearBridge Aggressive Growth              Retirement         Legg Mason Funds                        Legg Mason Partners Fund
Fund                                                                                                  Advisor, LLC
ClearBridge Appreciation Fund              FI                 Legg Mason Funds                        Legg Mason Partners Fund
                                                                                                      Advisor, LLC
ClearBridge Appreciation Fund              Retirement         Legg Mason Funds                        Legg Mason Partners Fund
                                                                                                      Advisor, LLC
Lord Abbett Classic Stock Fund             A*                 Lord Abbett Research Fund               Lord, Abbett & Co. LLC
Lord Abbett Classic Stock Fund             R3                 Lord Abbett Research Fund               Lord, Abbett & Co. LLC
Lord Abbett Developing Growth              A*                 Lord Abbett Developing Growth,          Lord, Abbett & Co. LLC
                                                              Inc.
Lord Abbett Developing Growth              P                  Lord Abbett Developing Growth,          Lord, Abbett & Co. LLC
                                                              Inc.
Lord Abbett Developing Growth              R3                 Lord Abbett Developing Growth,          Lord, Abbett & Co. LLC
                                                              Inc.
Lord Abbett Fundamental Equity             A*                 Lord Abbett Research Fund, Inc.         Lord, Abbett & Co. LLC
Lord Abbett Fundamental Equity             R3                 Lord Abbett Research Fund, Inc.         Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities           A*                 Lord Abbett Research Fund, Inc.         Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities           P                  Lord Abbett Research Fund, Inc.         Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities           R3                 Lord Abbett Research Fund, Inc.         Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Stock Fund             P                  Lord Abbett Mid-Cap Value, Inc.         Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Stock Fund             R3                 Lord Abbett Mid-Cap Value, Inc.         Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Blend                P                  Lord Abbett Blend Trust                 Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Blend                R3                 Lord Abbett Blend Trust                 Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Value                P                  Lord Abbett Research Fund, Inc.         Lord, Abbett & Co. LLC
Lord Abbett Small Cap Value                R3                 Lord Abbett Research Fund, Inc.         Lord, Abbett & Co. LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                             CLASS
INVESTMENT ACCOUNTS AND                      DESIGNATION
CORRESPONDING FUND PORTFOLIOS                IF ANY(1)            FUND
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Value Opportunities              A*                   Lord Abbett Securities Trust
Lord Abbett Value Opportunities              R3                   Lord Abbett Securities Trust
Managers Cadence Capital                     A*                   Managers Funds
Appreciation
Managers Cadence Capital                     Retirement           Managers Funds
Appreciation
Managers Cadence Mid-Cap                     A*                   Managers Funds
Managers Cadence Mid-Cap                     Retirement           Managers Funds
Manning & Napier, Inc. Pro-Blend(R)          S                    Manning & Napier Fund, Inc.
Conservative Term Series
Manning & Napier, Inc. Pro-Blend(R)          S                    Manning & Napier Fund, Inc.
Extended Term Series
Manning & Napier, Inc. Pro-Blend(R)          S                    Manning & Napier Fund, Inc.
Maximum Term Series
Manning & Napier, Inc. Pro-Blend(R)          S                    Manning & Napier Fund, Inc.
Moderate Term Series
MFS International Value Fund                 R2                   MFS International Value Fund

MFS International Value Fund                 R3                   MFS International Value Fund

MFS(R) International New Discovery           A*                   MFS(R) International New
                                                                  Discovery Fund
MFS International New Discovery              R2                   MFS International New Discovery

MFS(R) Massachusetts Investors               R2                   MFS(R) Massachusetts Investors
Growth Stock Fund                                                 Growth Stock Fund
MFS(R) Massachusetts Investors               R3                   MFS(R) Massachusetts Investors
Growth Stock Fund                                                 Growth Stock Fund
MFS(R) Mid Cap Growth                        A*                   MFS(R) Mid Cap Growth Fund

MFS New Discovery                            R2                   MFS New Discovery Fund

MFS New Discovery                            R3                   MFS New Discovery Fund

MFS(R) Utilities Funds                       R2                   MFS(R) Utilities Funds

MFS(R) Utilities Funds                       R3                   MFS(R) Utilities Funds

MFS(R) Value                                 A*                   MFS(R) Value Fund
Neuberger Berman Focus                       Advisor              Neuberger Berman Equity Funds

Neuberger Berman Large Cap Value             Advisor              Neuberger Berman Equity Funds



INVESTMENT ACCOUNTS AND
CORRESPONDING FUND PORTFOLIOS                INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Value Opportunities              Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities              Lord, Abbett & Co. LLC
Managers Cadence Capital                     Managers Investment Group LLC
Appreciation
Managers Cadence Capital                     Managers Investment Group LLC
Appreciation
Managers Cadence Mid-Cap                     Managers Investment Group LLC
Managers Cadence Mid-Cap                     Managers Investment Group LLC
Manning & Napier, Inc. Pro-Blend(R)          Manning & Napier Advisors, Inc.
Conservative Term Series
Manning & Napier, Inc. Pro-Blend(R)          Manning & Napier Advisors, Inc.
Extended Term Series
Manning & Napier, Inc. Pro-Blend(R)          Manning & Napier Advisors, Inc.
Maximum Term Series
Manning & Napier, Inc. Pro-Blend(R)          Manning & Napier Advisors, Inc.
Moderate Term Series
MFS International Value Fund                 Massachusetts Financial Services
                                             Company
MFS International Value Fund                 Massachusetts Financial Services
                                             Company
MFS(R) International New Discovery           Massachusetts Financial Services
                                             Company
MFS International New Discovery              Massachusetts Financial Services
                                             Company
MFS(R) Massachusetts Investors               Massachusetts Financial Services
Growth Stock Fund                            Company
MFS(R) Massachusetts Investors               Massachusetts Financial Services
Growth Stock Fund                            Company
MFS(R) Mid Cap Growth                        Massachusetts Financial Services
                                             Company
MFS New Discovery                            Massachusetts Financial Services
                                             Company
MFS New Discovery                            Massachusetts Financial Services
                                             Company
MFS(R) Utilities Funds                       Massachusetts Financial Services
                                             Company
MFS(R) Utilities Funds                       Massachusetts Financial Services
                                             Company
MFS(R) Value                                 MFS Investment Management
Neuberger Berman Focus                       Neuberger Berman Management,
                                             Inc.
Neuberger Berman Large Cap Value             Neuberger Berman Management,
                                             Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                       CLASS
INVESTMENT ACCOUNTS AND                DESIGNATION
CORRESPONDING FUND PORTFOLIOS          IF ANY(1)         FUND                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Small Cap             Advisor           Neuberger Berman Equity Funds       Neuberger Berman Management,
Growth Fund                                                                                  Inc.
Neuberger Berman Small Cap             A*                Neuberger Berman Equity Funds       Neuberger Berman Management,
Growth Fund                                                                                  Inc.
Neuberger Berman Small Cap             R3                Neuberger Berman Equity Funds       Neuberger Berman Management,
Growth Fund                                                                                  Inc.
Northern Small Cap Value               A*                Northern Small Cap Value            Northern Trust Investments, Inc.
Nuveen Mid Cap Growth                  A*                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Opportunities
Nuveen Mid Cap Growth                  Retirement        Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Opportunities
Nuveen Mid Cap Index                   R3                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Mid Cap Value                   A*                Equity Funds                        Nuveen Fund Advisors, Inc.
Nuveen Mid Cap Value                   R3                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Real Estate Securities          A*                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Real Estate Securities          R3                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Small Cap Index                 R3                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Small Cap Select                A*                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Small Cap Select                R3                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Small Cap Value                 A*                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Small Cap Value                 R3                Nuveen Equity Funds                 Nuveen Fund Advisors, Inc.
Nuveen Strategy Growth Allocation      A*                Nuveen Asset Allocation Funds       Nuveen Fund Advisors, Inc.
Nuveen Strategy Growth Allocation      R3                Nuveen Asset Allocation Funds       Nuveen Fund Advisors, Inc.
OneAmerica Asset Director Portfolio    O                 OneAmerica Funds, Inc.              OneAmerica Asset Management,
                                                                                             LLC
OneAmerica Asset Director Portfolio    Advisor           OneAmerica Funds, Inc.              OneAmerica Asset Management,
                                                                                             LLC
OneAmerica Investment Grade            O                 OneAmerica Funds, Inc.              OneAmerica Asset Management,
Bond Portfolio                                                                               LLC
OneAmerica Investment Grade            Advisor           OneAmerica Funds, Inc.              OneAmerica Asset Management,
Bond Portfolio                                                                               LLC
OneAmerica Money Market                O                 OneAmerica Funds, Inc.              OneAmerica Asset Management,
Portfolio                                                                                    LLC
OneAmerica Money Market                Advisor           OneAmerica Funds, Inc.              OneAmerica Asset Management,
Portfolio                                                                                    LLC
OneAmerica Socially Responsive         O                 OneAmerica Funds, Inc.              OneAmerica Asset Management,
Portfolio                                                                                    LLC
OneAmerica Socially Responsive         Advisor           OneAmerica Funds, Inc.              OneAmerica Asset Management,
Portfolio                                                                                    LLC
OneAmerica Value Portfolio             O                 OneAmerica Funds, Inc.              OneAmerica Asset Management,
                                                                                             LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

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

                                       CLASS
INVESTMENT ACCOUNTS AND                DESIGNATION
CORRESPONDING FUND PORTFOLIOS          IF ANY(1)        FUND                                INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------
OneAmerica Value Portfolio             Advisor          OneAmerica Funds, Inc.              OneAmerica Asset Management,
                                                                                            LLC
Oppenheimer Developing Markets         A*               OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Oppenheimer Developing Markets         N                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer Developing Markets         Y                OppenheimerFunds(R)                 Oppenheimer Funds(R), Inc.
Fund
Oppenheimer Global Fund                A*               OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Oppenheimer Global Fund                Y                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Oppenheimer Global Fund                N                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Oppenheimer Global Opportunities       A*               OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer Global Opportunities       N                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer Global Opportunities       Y                Oppenheimer Funds(R)                OppenheimerFunds(R), Inc.
Fund
Oppenheimer Global Strategic           A*               OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Income Fund
Oppenheimer Global Strategic           N                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Income Fund
Oppenheimer Global Strategic           Y                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Income Fund
Oppenheimer Gold & Special             A*               OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Minerals Fund
Oppenheimer Gold & Special             N                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Minerals Fund
Oppenheimer Gold & Special             Y                OppenheimerFunds                    OppenheimerFunds(R), Inc.
Minerals Fund
Oppenheimer International Bond         A*               OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer International Bond         N                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer International Bond         Y                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer International Growth       A*               OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer International Growth       N                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer International Growth       Y                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Fund
Oppenheimer International Small        A*               OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Company Fund
Oppenheimer International Small        N                OppenheimerFunds(R)                 OppenheimerFunds(R), Inc.
Company Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                         CLASS
INVESTMENT ACCOUNTS AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIOS            IF ANY(1)          FUND                                  INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small          Y                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Company Fund
Oppenheimer Main Street Select           A*                 OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Fund
Oppenheimer Main Street Select           N                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Fund
Oppenheimer Main Street Select           Y                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Fund
Oppenheimer Main Street Small &          A*                 OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Mid Cap Fund
Oppenheimer Main Street Small &          N                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Mid Cap Fund
Oppenheimer Main Street Small &          Y                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Mid Cap Fund
Oppenheimer Small & Mid Cap              A*                 OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Value Fund
Oppenheimer Small & Mid Cap              N                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Value Fund
Oppenheimer Small & Mid Cap              Y                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Value Fund
Oppenheimer Value Fund                   A*                 OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Oppenheimer Value Fund                   N                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Oppenheimer Value Fund                   Y                  OppenheimerFunds(R)                   OppenheimerFunds(R), Inc.
Parnassus Fund                           No Load            The Parnassus Funds                   Parnassus Investments
Parnassus Equity Income Fund             Investor           The Parnassus Funds                   Parnassus Investments
Parnassus Mid-Cap Fund                   No Load            The Parnassus Funds                   Parnassus Investments
Parnassus Small-Cap Fund                 No Load            The Parnassus Funds                   Parnassus Investments
Pax World Balanced                       Retirement         Pax World Mutual Funds                Pax World Management, Corp.
Pax World Balanced                       No Load            Pax World Mutual Funds                Pax World Management, Corp.
Pax World Global Environmental           Investor           Pax World Mutual Funds                Pax World Management, Corp.
Markets Fund
Pax World Global Environmental           Retirement         Pax World Mutual Funds                Pax World Management, Corp.
Markets Fund
Payden Emerging Markets Bond             No Load            Payden Mutual Funds                   Payden & Rygel
Fund
Payden/Kravitz Cash Balance Plan         Advisor            Payden Mutual Funds                   Payden/Kravitz Investment
                                                                                                  Advisers LLC
Payden/Kravitz Cash Balance Plan         Retirement         Payden Mutual Funds                   Payden/Kravitz Investment
                                                                                                  Advisers LLC
PIMCO All Asset                          Administrative     PIMCO Funds                           Pacific Investment Management
                                                                                                  Co LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         FUND                                INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield                        Administrative    PIMCO Funds                         Pacific Investment Management
                                                                                              Company LLC
PIMCO High Yield                        Retirement        PIMCO Funds                         Pacific Investment Management
                                                                                              Company LLC
PIMCO Income                            Administrative    PIMCO Funds                         Pacific Investment Management
                                                                                              Company, LLC
PIMCO Income                            Retirement        PIMCO Funds                         Pacific Investment Management
                                                                                              Company, LLC
PIMCO Real Return                       Administrative    PIMCO Funds                         Pacific Investment Management
                                                                                              Company LLC
PIMCO Real Return                       Retirement        PIMCO Funds                         Pacific Investment Management
                                                                                              Company LLC
PIMCO Total Return                      Administrative    PIMCO Funds                         Pacific Investment Management
                                                                                              Company LLC
PIMCO Total Return                      Retirement        PIMCO Funds                         Pacific Investment Management
                                                                                              Company LLC
Pioneer Bond Fund                       A*                Pioneer Bond Fund                   Pioneer Investment
                                                                                              Management, Inc.
Pioneer Bond Fund                       Retirement        Pioneer Bond Fund                   Pioneer Investment
                                                                                              Management, Inc.
Pioneer Bond Fund                       Y                 Pioneer Bond Fund                   Pioneer Investment
                                                                                              Management, Inc.
Pioneer Emerging Markets Fund           A*                Pioneer Emerging Markets Fund       Pioneer Investment
                                                                                              Management, Inc.
Pioneer Emerging Markets Fund           Y                 Pioneer Emerging Markets Fund       Pioneer Investment
                                                                                              Management, Inc.
Pioneer Equity Income Fund              A*                Pioneer Equity Income               Pioneer Investment
                                                                                              Management, Inc.
Pioneer Equity Income Fund              Retirement        Pioneer Equity Income               Pioneer Investment
                                                                                              Management, Inc.
Pioneer Equity Income Fund              Y                 Pioneer Equity Income Fund          Pioneer Investment
                                                                                              Management, Inc.
Pioneer Fund                            A*                Pioneer Fund                        Pioneer Investment
                                                                                              Management, Inc.
Pioneer Fund                            Retirement        Pioneer Fund                        Pioneer Investment
                                                                                              Management, Inc.
Pioneer Fundamental Growth Fund         A*                Pioneer Fundamental Growth          Pioneer Investment
                                                          Fund                                Management, Inc.
Pioneer Fundamental Growth Fund         Y                 Pioneer Fundamental Growth          Pioneer Investment
                                                          Fund                                Management, Inc.
Pioneer Growth Opportunities Fund       A*                Pioneer Growth Opportunities        Pioneer Investment
                                                          Fund                                Management, Inc.
Pioneer High Yield Fund                 A*                Pioneer High Yield Fund             Pioneer Investment
                                                                                              Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                         CLASS
INVESTMENT ACCOUNTS AND                  DESIGNATION
CORRESPONDING FUND PORTFOLIOS            IF ANY(1)         FUND                                  INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield Fund                  Retirement        Pioneer High Yield                    Pioneer Investment
                                                                                                 Management, Inc.
Pioneer High Yield Fund                  Y                 Pioneer High Yield Fund               Pioneer Investment
                                                                                                 Management, Inc.
Pioneer Mid-Cap Value Fund               A*                Pioneer Mid-Cap Value Fund            Pioneer Investment
                                                                                                 Management, Inc.
Pioneer Mid-Cap Value Fund               Retirement        Pioneer Mid-Cap Value                 Pioneer Investment
                                                                                                 Management, Inc.
Pioneer Mid-Cap Value Fund               Y                 Pioneer Mid-Cap Value Fund            Pioneer Investment
                                                                                                 Management, Inc.
Pioneer Oak Ridge Large Cap              A*                Pioneer Oak Ridge Large Cap           Pioneer Investment
Growth Fund                                                Growth Fund                           Management, Inc.
Pioneer Oak Ridge Large Cap              Retirement        Pioneer Oak Ridge Large Cap           Pioneer Investment
Growth Fund                                                Growth                                Management, Inc.
Pioneer Oak Ridge Large Cap              Y                 Pioneer Oak Ridge Large Cap           Pioneer Investment
Growth Fund                                                Growth Fund                           Management, Inc.
Pioneer Oak Ridge Small Cap              A*                Pioneer Oak Ridge Small Cap           Pioneer Investment
Growth Fund                                                Growth Fund                           Management, Inc.
Pioneer Oak Ridge Small Cap              Y                 Pioneer Oak Ridge Small Cap           Pioneer Investment
Growth Fund                                                Growth Fund                           Management, Inc.
Pioneer Strategic Income                 A*                Pioneer Strategic Income Fund         Pioneer Investment
                                                                                                 Management, Inc.
Pioneer Strategic Income                 Z                 Pioneer Strategic Income Fund         Pioneer Investment
                                                                                                 Management, Inc.
Pioneer Fund VCT                         Institutional     Pioneer Variable Life Contracts       Pioneer Investment
                                                           Trust                                 Management, Inc.
Pioneer Growth Opportunities VCT         A*                Pioneer Variable Life Contracts       Pioneer Investment
                                                           Trust                                 Management, Inc.
Prudential Financial Services Fund       A*                JennisonDryden(R)                     Prudential Investments LLC
Prudential Financial Services Fund       Z                 JennisonDryden(R)                     Prudential Investments LLC
Prudential Global Real Estate            A*                Prudential Funds                      Prudential Investments LLC
Prudential Global Real Estate            Z                 Prudential Funds                      Prudential Investments LLC
Prudential High-Yield                    A*                Prudential Funds                      Prudential Investments LLC
Prudential High-Yield                    Z                 Prudential Funds                      Prudential Investments LLC
Prudential Jennison 20/20 Focus          A*                Prudential Funds                      Prudential Investments LLC
Prudential Jennison 20/20 Focus          Z                 Prudential Funds                      Prudential Investments LLC
Prudential Jennison Health Sciences      A*                JennisonDryden(R)                     Prudential Investments LLC
Fund
Prudential Jennison Health Sciences      Z                 JennisonDryden(R)                     Prudential Investments LLC
Fund
Prudential Jennison Mid-Cap              A*                JennisonDryden(R)                     Prudential Investments LLC
Growth Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                              CLASS
INVESTMENT ACCOUNTS AND                       DESIGNATION
CORRESPONDING FUND PORTFOLIOS                 IF ANY(1)            FUND
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Mid-Cap                   Z                    JennisonDryden(R)
Growth Fund
Prudential Jennison Natural                   A*                   JennisonDryden(R)
Resources Fund
Prudential Jennison Natural                   Z                    JennisonDryden(R)
Resources Fund
Prudential Jennison Small Company             A*                   Prudential Funds
Prudential Jennison Small Company             Z                    Prudential Funds
Prudential Total Return Bond                  A*                   Prudential Total Return Bond
                                                                   Fund, Inc.
Prudential Total Return Bond                  Z                    Prudential Total Return Bond
                                                                   Fund, Inc.
RidgeWorth High Income Fund                   A*                   RidgeWorth Funds
RidgeWorth High Income Fund                   Retirement           RidgeWorth Funds
RidgeWorth Large Cap Value Equity             A*                   RidgeWorth Funds
RidgeWorth Large Cap Value Equity             Institutional        RidgeWorth Funds
RidgeWorth Mid-Cap Value Equity               A*                   RidgeWorth Funds
RidgeWorth Mid-Cap Value Equity               Institutional        RidgeWorth Funds
RidgeWorth Small Cap Value Equity             A*                   RidgeWorth Funds
RidgeWorth Small Cap Value Equity             Institutional        RidgeWorth Funds
RidgeWorth Total Return Bond                  A*                   RidgeWorth Funds
RidgeWorth Total Return Bond                  Retirement           RidgeWorth Funds
Russell Commodity Strategies                  S                    LifePoints(R) funds Target Date
                                                                   Series
Russell Emerging Markets Fund                 S                    Russell Funds

Russell Global Equity                         S                    Russell Funds

Russell Global Infrastructure                 S                    LifePoints(R) funds Target Date
                                                                   Series
Russell Global Opportunities Credit           S                    LifePoints(R) funds Target Date
                                                                   Series
Russell International Developed               S                    Russell Funds
Markets Fund
Russell Investment Grade Bond                 S                    Russell Funds

Russell LifePoints(R) In Retirement           R1                   LifePoints(R) funds Target Date
Fund                                                               Series
Russell LifePoints(R) In Retirement           R3                   LifePoints(R) funds Target Date
Fund                                                               Series
Russell LifePoints(R) 2015 Strategy           R1                   LifePoints(R) funds Target Date
Fund                                                               Series


INVESTMENT ACCOUNTS AND
CORRESPONDING FUND PORTFOLIOS                 INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Mid-Cap                   Prudential Investments LLC
Growth Fund
Prudential Jennison Natural                   Prudential Investments LLC
Resources Fund
Prudential Jennison Natural                   Prudential Investments LLC
Resources Fund
Prudential Jennison Small Company             Prudential Investments LLC
Prudential Jennison Small Company             Prudential Investments LLC
Prudential Total Return Bond                  Prudential Investments LLC

Prudential Total Return Bond                  Prudential Investments LLC

RidgeWorth High Income Fund                   RidgeWorth Investments
RidgeWorth High Income Fund                   RidgeWorth Investments
RidgeWorth Large Cap Value Equity             RidgeWorth Investments
RidgeWorth Large Cap Value Equity             RidgeWorth Investments
RidgeWorth Mid-Cap Value Equity               RidgeWorth Investments
RidgeWorth Mid-Cap Value Equity               RidgeWorth Investments
RidgeWorth Small Cap Value Equity             RidgeWorth Investments
RidgeWorth Small Cap Value Equity             RidgeWorth Investments
RidgeWorth Total Return Bond                  RidgeWorth Investments
RidgeWorth Total Return Bond                  RidgeWorth Investments
Russell Commodity Strategies                  Russell Investment Management
                                              Co.
Russell Emerging Markets Fund                 Russell Investment Management
                                              Co.
Russell Global Equity                         Russell Investment Management
                                              Co.
Russell Global Infrastructure                 Russell Investment Management
                                              Co.
Russell Global Opportunities Credit           Russell Investment Management
                                              Co.
Russell International Developed               Russell Investment Management
Markets Fund                                  Co.
Russell Investment Grade Bond                 Russell Investment Management
                                              Co.
Russell LifePoints(R) In Retirement           Russell Investment Management
Fund                                          Co.
Russell LifePoints(R) In Retirement           Russell Investment Management
Fund                                          Co.
Russell LifePoints(R) 2015 Strategy           Russell Investment Management
Fund                                          Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                                CLASS
INVESTMENT ACCOUNTS AND                         DESIGNATION
CORRESPONDING FUND PORTFOLIOS                   IF ANY(1)            FUND
------------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) 2015 Strategy(R)          R3                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell LifePoints(R) 2020 Strategy(R)          R1                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell LifePoints(R) 2020 Strategy(R)          R3                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2025 LifePoints(R) Strategy(R)          R1                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2025 LifePoints(R) Strategy(R)          R3                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2030 LifePoints(R) Strategy(R)          R1                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2030 LifePoints(R) Strategy(R)          R3                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2035 LifePoints(R) Strategy(R)          R1                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2035 LifePoints(R) Strategy(R)          R3                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2040 LifePoints(R) Strategy(R)          R1                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2040 LifePoints(R) Strategy(R)          R3                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2045 LifePoints(R) Strategy(R)          R1                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2045 LifePoints(R) Strategy(R)          R3                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2050 LifePoints(R) Strategy(R)          R1                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2050 LifePoints(R) Strategy(R)          R3                   LifePoints(R) funds Target Date
Fund                                                                 Series
Russell 2055 LifePoints(R) Strategy(R)          R1                   LifePoints(R) funds Target Date
                                                                     Series
Russell 2055 LifePoints(R) Strategy(R)          R3                   LifePoints(R) funds Target Date
                                                                     Series
Russell LifePoints(R) Balanced                  R1                   LifePoints(R) funds Target Portfolio
                                                                     Series
Russell LifePoints(R) Balanced                  R3                   LifePoints(R) funds Target Portfolio
                                                                     Series
Russell LifePoints(R) Conservative              R1                   LifePoints(R) funds Target Portfolio
                                                                     Series
Russell LifePoints(R) Conservative              R3                   LifePoints(R) funds Target Portfolio
                                                                     Series
Russell LifePoints(R) Equity Growth             R1                   LifePoints(R) funds Target Portfolio
Strategy                                                             Series


INVESTMENT ACCOUNTS AND
CORRESPONDING FUND PORTFOLIOS                   INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) 2015 Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell LifePoints(R) 2020 Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell LifePoints(R) 2020 Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2025 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2025 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2030 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2030 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2035 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2035 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2040 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2040 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2045 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2045 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2050 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2050 LifePoints(R) Strategy(R)          Russell Investment Management
Fund                                            Co.
Russell 2055 LifePoints(R) Strategy(R)          Russell Investment Management
                                                Co.
Russell 2055 LifePoints(R) Strategy(R)          Russell Investment Management
                                                Co.
Russell LifePoints(R) Balanced                  Russell Investment Management
                                                Co.
Russell LifePoints(R) Balanced                  Russell Investment Management
                                                Co.
Russell LifePoints(R) Conservative              Russell Investment Management
                                                Co.
Russell LifePoints(R) Conservative              Russell Investment Management
                                                Co.
Russell LifePoints(R) Equity Growth             Russell Investment Management
Strategy                                        Co.


(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                           CLASS
INVESTMENT ACCOUNTS AND                    DESIGNATION
CORRESPONDING FUND PORTFOLIOS              IF ANY(1)           FUND
------------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Equity Growth        R3                  LifePoints(R) funds Target Portfolio
Strategy                                                       Series
Russell LifePoints(R) Growth Strategy      R1                  LifePoints(R) funds Target Portfolio
                                                               Series
Russell LifePoints(R) Growth Strategy      R3                  LifePoints(R) funds Target Portfolio
                                                               Series
Russell LifePoints(R) Moderate             R1                  LifePoints(R) funds Target Portfolio
                                                               Series
Russell LifePoints(R) Moderate             R3                  LifePoints(R) funds Target Portfolio
                                                               Series
Russell Global Real Estate Securities      S                   Russell Funds
Fund
Russell Short Duration Bond                S                   Russell Funds

Russell Strategic Bond                     S                   Russell Funds

Russell U.S. Core Equity Fund              S                   Russell Funds

Russell U.S. Dynamic Equity Fund           S                   Russell Funds

Russell U.S. Quantitative Equity           S                   Russell Funds
Fund
Russell U.S. Small Cap Equity Fund         S                   Russell Funds

Russell U.S. Defensive Equity Fund         S                   Russell Funds

State Street Equity 500 Index              Administrative      State Street Institutional
                                                               Investment Trust
State Street Equity 500 Index              Retirement          State Street Institutional
                                                               Investment Trust
T. Rowe Price Blue Chip Growth             Retirement          T. Rowe Price Blue Chip Growth
                                                               Fund
T. Rowe Price Equity Income                Institutional       T. Rowe Price Equity Income
                                                               Fund
T. Rowe Price Equity Income                Retirement          T. Rowe Price Equity Income
                                                               Fund
T. Rowe Price European Stock Fund          No Load             T. Rowe Price International
                                                               Funds, Inc.
T. Rowe Price Growth Stock                 Advisor             T. Rowe Price Growth Stock Fund
T. Rowe Price Growth Stock                 Retirement          T. Rowe Price Growth Stock Fund
T. Rowe Price International Growth         Advisor             T. Rowe Price International
and Income                                                     Funds, Inc.
T. Rowe Price International Growth         Retirement          T. Rowe Price International
and Income                                                     Funds, Inc.


INVESTMENT ACCOUNTS AND
CORRESPONDING FUND PORTFOLIOS              INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Equity Growth        Russell Investment Management
Strategy                                   Co.
Russell LifePoints(R) Growth Strategy      Russell Investment Management
                                           Co.
Russell LifePoints(R) Growth Strategy      Russell Investment Management
                                           Co.
Russell LifePoints(R) Moderate             Russell Investment Management
                                           Co.
Russell LifePoints(R) Moderate             Russell Investment Management
                                           Co.
Russell Global Real Estate Securities      Russell Investment Management
Fund                                       Co.
Russell Short Duration Bond                Russell Investment Management
                                           Co.
Russell Strategic Bond                     Russell Investment Management
                                           Co.
Russell U.S. Core Equity Fund              Russell Investment Management
                                           Co.
Russell U.S. Dynamic Equity Fund           Russell Investment Management
                                           Co.
Russell U.S. Quantitative Equity           Russell Investment Management
Fund                                       Co.
Russell U.S. Small Cap Equity Fund         Russell Investment Management
                                           Co.
Russell U.S. Defensive Equity Fund         Russell Investment Management
                                           Co.
State Street Equity 500 Index              SSgA Funds Management, Inc.

State Street Equity 500 Index              SSgA Funds Management, Inc.

T. Rowe Price Blue Chip Growth             T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income                T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income                T. Rowe Price Associates, Inc.

T. Rowe Price European Stock Fund          T. Rowe Price International, Inc.

T. Rowe Price Growth Stock                 T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock                 T. Rowe Price Associates, Inc.
T. Rowe Price International Growth         T. Rowe Price International, Inc.
and Income
T. Rowe Price International Growth         T. Rowe Price International, Inc.
and Income


(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                                CLASS
INVESTMENT ACCOUNTS AND                         DESIGNATION
CORRESPONDING FUND PORTFOLIOS                   IF ANY(1)            FUND
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock               Retirement           T. Rowe Price International
                                                                     Funds, Inc.
T. Rowe Price Mid-Cap Growth                    Retirement           T. Rowe Price Mid-Cap Growth
                                                                     Fund, Inc.
T. Rowe Price Mid-Cap Value                     Advisor              T. Rowe Price Mid-Cap Value
                                                                     Fund
T. Rowe Price Mid-Cap Value                     Retirement           T. Rowe Price Mid-Cap Value
                                                                     Fund
T. Rowe Price Retirement 2005                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2005                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2010                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2010                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2015                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2015                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2020                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2020                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2025                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2025                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2030                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2030                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2035                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2035                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2040                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2040                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2045                   Advisor              T. Rowe Price Retirement Funds,
                                                                     Inc.
T. Rowe Price Retirement 2045                   Retirement           T. Rowe Price Retirement Funds,
                                                                     Inc.


INVESTMENT ACCOUNTS AND
CORRESPONDING FUND PORTFOLIOS                   INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock               T. Rowe Price International, Inc.

T. Rowe Price Mid-Cap Growth                    T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045                   T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045                   T. Rowe Price Associates, Inc.



(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                          CLASS
INVESTMENT ACCOUNTS AND                   DESIGNATION
CORRESPONDING FUND PORTFOLIOS             IF ANY(1)          FUND                                  INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Retirement 2050             Advisor            T. Rowe Price Retirement Funds,       T. Rowe Price Associates, Inc.
                                                             Inc.
T. Rowe Price Retirement 2050             Retirement         T. Rowe Price Retirement Funds,       T. Rowe Price Associates, Inc.
                                                             Inc.
T. Rowe Price Retirement 2055             Advisor            T. Rowe Price Retirement Funds,       T. Rowe Price Associates, Inc.
                                                             Inc.
T. Rowe Price Retirement 2055             Retirement         T. Rowe Price Retirement Funds,       T. Rowe Price Associates, Inc.
                                                             Inc.
T. Rowe Price Retirement Income           Advisor            T. Rowe Price Retirement Funds,       T. Rowe Price Associates, Inc.
                                                             Inc.
T. Rowe Price Retirement Income           Retirement         T. Rowe Price Retirement Funds,       T. Rowe Price Associates, Inc.
                                                             Inc.
Templeton Foreign                         A*                 Templeton Foreign Fund                Templeton Global Advisors
                                                                                                   Limited
Templeton Foreign                         Retirement         Templeton Foreign Fund                Templeton Global Advisors
                                                                                                   Limited
Templeton Global Bond                     A*                 Templeton Income Trust                Franklin Advisers, Inc.
Templeton Global Bond                     Retirement         Templeton Income Trust                Franklin Advisers, Inc.
Templeton Growth                          A*                 Templeton Growth Fund, Inc.           Templeton Global Advisors
                                                                                                   Limited
Templeton Growth                          Retirement         Templeton Growth Fund, Inc.           Templeton Global Advisors
                                                                                                   Limited
Thornburg Core Growth                     R3                 Thornburg Funds                       Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Core Growth                     R5                 Thornburg Funds                       Thornburg Investment
                                                                                                   Management, Inc.
Thornburg International Value             R3                 Thornburg Funds                       Thornburg Investment
                                                                                                   Management, Inc.
Thornburg International Value             R5                 Thornburg Funds                       Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Investment Income               R3                 Thornburg Funds                       Thornburg Investment
Builder Fund                                                                                       Management, Inc.
Thornburg Investment Income               R5                 Thornburg Funds                       Thornburg Investment
Builder Fund                                                                                       Management, Inc.
Thornburg Limited-Term Income             R3                 Thornburg Funds                       Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Limited-Term US                 R3                 Thornburg Funds                       Thornburg Investment
Government                                                                                         Management, Inc.
Thornburg Value                           R3                 Thornburg Funds                       Thornburg Investment
                                                                                                   Management, Inc.
TIAA-CREF Bond Index                      Retirement         TIAA-CREF Funds                       Teachers Advisors, Inc.
TIAA-CREF Growth & Income Fund            Retirement         TIAA-CREF Funds                       Teachers Advisors, Inc.
TIAA-CREF International Equity            Retirement         TIAA-CREF Funds                       Teachers Advisors, Inc.
Index Fund

(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived

                                          CLASS
INVESTMENT ACCOUNTS AND                   DESIGNATION
CORRESPONDING FUND PORTFOLIOS             IF ANY(1)           FUND                                   INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Large-Cap Growth                Retirement          TIAA-CREF Funds                        Teachers Advisors, Inc.
Index Fund
TIAA-CREF Large-Cap Value Index           Retirement          TIAA-CREF Funds                        Teachers Advisors, Inc.
Fund
TIAA-CREF Social Choice Equity            Retirement          TIAA-CREF Funds                        Teachers Advisors, Inc.
Fund
Timothy Plan Conservative Growth          A*                  The Timothy Plan(R)                    Timothy Partners, Ltd.
Fund
Timothy Plan Strategic Growth Fund        A*                  The Timothy Plan(R)                    Timothy Partners, Ltd.
Touchstone Focused                        A*                  Old Mutual Funds II                    OMCAP Investors
Touchstone Focused                        Z                   Old Mutual Funds II                    OMCAP Investors
Touchstone Growth Opportunities           A*                  Touchstone Investments(R)              Touchstone Advisors, Inc.
Fund
Touchstone Large Cap Growth Fund          A*                  Touchstone Investments(R)              Touchstone Advisors, Inc.
Touchstone Strategic Income Fund          A*                  Touchstone Investments(R)              Touchstone Advisors, Inc.
Touchstone Value Fund                     A*                  Touchstone Investments(R)              Touchstone Advisors, Inc.
Vanguard Short-Term Federal               Investor            Vanguard Fixed Income                  The Vanguard Group
Vanguard VIF Small Company                Insurance           Vanguard Variable Insurance            Granahan Investment
Growth                                                        Fund                                   Management, Inc. & Vanguard
                                                                                                     Group
Victory(R) Established Value Fund         A*                  Victory(R) Equity Funds                Victory(R) Capital Management,
                                                                                                     Inc.
Victory(R) Established Value Fund         R                   Victory(R) Equity Funds                Victory(R) Capital Management,
                                                                                                     Inc.
Victory(R) Small Company                  A*                  Victory(R) Equity Funds                Victory(R) Capital Management,
Opportunity                                                                                          Inc.
Victory(R) Small Company                  R                   Victory(R) Equity Funds                Victory(R) Capital Management,
Opportunity                                                                                          Inc.
Western Asset Core Bond Fund              FI                  Legg Mason Funds                       Legg Mason Partners Fund
                                                                                                     Advisor, LLC
Western Asset Core Bond Fund              Retirement          Legg Mason Funds                       Legg Mason Partners Fund
                                                                                                     Advisor, LLC
Western Asset Core Plus Bond Fund         FI                  Legg Mason Funds                       Legg Mason Partners Fund
                                                                                                     Advisor, LLC
Western Asset Core Plus Bond Fund         Retirement          Legg Mason Funds                       Legg Mason Partners Fund
                                                                                                     Advisor, LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

* Load Waived


Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.


CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.


WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.


Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.



THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.


ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.


CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.


WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.


TEN-DAY FREE LOOK


Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.



TERMINATION BY THE OWNER


An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract shall be transferred to an interest account in AUL's General Account. Amounts accumulated in this interest account, plus interest as determined in the Contract, minus any applicable Withdrawal Charge,shall be paid out three hundred sixty-five (365) days following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the MVA), see the Section "Termination by the Owner" later in this Prospectus.



CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                EXPENSE TABLE





The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."



PARTICIPANTS TRANSACTION EXPENSES
Maximum Deferred Sales Load (withdrawal charge)(1)                                                                                8%

OPTIONAL FEES (APPLICABLE TO CERTAIN CONTRACTS)
Maximum Loan Initiation Fee(2)                                                                                            $      100
Maximum Annual Charge for Non-Electronic Transfers(3)                                                                     $        5
Maximum Charge for Non-Electronic Contributions                                                                           $    1,000
Maximum Distribution Fee(4)                                                                                               $       40
Maximum Contract Termination Individual Participant Check Fee(5)                                                          $      100

The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Maximum Administrative Charge(6)                                                                                           $      50
Maximum Brokerage Window Fee(7)                                                                                            $     100
Separate (Variable) Account Annual Expenses (as a percentage of average Account Value)
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)                                                              1.25%
Investment Advice Provider Fee(9)                                                                                           May Vary
Maximum Managed Account Service Fee(9)                                                                                         1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)                                                                    $   1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)                                                                 0.20%
Maximum Loan Administration Fee(12)                                                                                        $      50

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth
(10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.


(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in .25 percent quarterly installments.


(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                   MINIMUM                MAXIMUM
---------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution fees and/or
service (12b-1) fees, and other expenses*)                                             0.20%                   2.82%



* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

EXAMPLE

The Example is intended to help the Owner compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner expenses, contract fees, separate account annual expenses, and Fund fees and expenses.


The Example assumes that the Owner invests $10,000 in the Contract for the time periods indicated. The Example also assumes that the Owner's investment has a five (5) percent return each year and assumes the maximum fees and expenses of any of the Funds. While this example assumes the withdrawal charge is 8 percent of the Account Value in excess of a 10 percent free-out provision for the first five (5) years, four (4) percent of the Account Value in excess of a ten (10) percent free-out provision for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year, illustrated costs may be higher or lower if the Contract does not contain a withdrawal charge and/or ten (10)percent free-out provision. Although the Owner's actual costs may be higher or lower, based on these assumptions, the Owner's costs would be:



1) If you surrender your Contract at the end of the applicable time period:


                     1 Year                          3 Years                         5 Years                       10 Years
                     $1,198                          $2,155                          $3,115                         $5,158


2) If you annuitize at the end of the applicable time period:


                     1 Year                          3 Years                        5 Years                       10 Years
                      $477                           $1,433                         $2,391                         $4,794


3) If you do not surrender your Contract:


                     1 Year                          3 Years                        5 Years                       10 Years
                      $477                           $1,433                         $2,391                         $4,794



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2003 through December 31, 2012.



The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2012. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ONEAMERICA ASSET DIRECTOR PORTFOLIO - CLASS O
  BAND 125
    2012                                                  $  4.66                          $  5.08
    2011                                                     4.68                             4.66
    2010                                                     4.24                             4.68
    2009                                                     3.40                             4.24
    2008                                                     4.62                             3.40
    2007                                                     4.45                             4.62
    2006                                                     4.08                             4.45
    2005                                                     3.83                             4.08
    2004                                                     3.48                             3.83
    2003                                                     2.76                             3.48
    2002                                                     2.87                             2.76

  BAND 0
    2012                                                  $  1.84                          $  2.03
    2011                                                     1.82                             1.84
    2010                                                     1.63                             1.82

  BAND S
    2005                                                  $  1.54                          $  1.63
    2004                                                     1.40                             1.54
    2003                                                     1.11                             1.40
    2002                                                     1.27                             1.11

ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.69                          $  1.84
    2011                                                     1.71                             1.69
    2010                                                     1.55                             1.71
    2009                                                     1.25                             1.55
    2008                                                     1.70                             1.25
    2007                                                     1.64                             1.70
    2006                                                     1.52                             1.64
    2005                                                     1.55                             1.71
    2004                                                     1.25                             1.55

  BAND 100
    2012                                                  $  1.73                          $  1.88
    2011                                                     1.74                             1.73
    2010                                                     1.58                             1.74
    2009                                                     1.26                             1.58
    2008                                                     1.72                             1.26

  BAND 50
    2012                                                  $  1.80                          $  1.97
    2011                                                     1.80                             1.80
    2010                                                     1.63                             1.80
    2009                                                     1.30                             1.63
    2008                                                     1.76                             1.30
    2007                                                     1.69                             1.76
    2006                                                     1.55                             1.69

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ONEAMERICA ASSET DIRECTOR PORTFOLIO - CLASS O
  BAND 125
    2012                                                 17,247,904
    2011                                                 17,987,933
    2010                                                 18,575,947
    2009                                                 18,707,633
    2008                                                 18,548,557
    2007                                                 21,938,209
    2006                                                 18,879,420
    2005                                                 15,641,018
    2004                                                 14,894,289
    2003                                                 13,400,476
    2002                                                 13,164,496

  BAND 0
    2012                                                  2,353,881
    2011                                                  2,426,611
    2010                                                  2,534,231

  BAND S
    2005                                                     74,923
    2004                                                     49,468
    2003                                                     30,173
    2002                                                     20,490

ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
  BAND 125
    2012                                                 10,803,920
    2011                                                 10,146,496
    2010                                                  8,725,992
    2009                                                  7,470,761
    2008                                                  5,115,585
    2007                                                  3,412,279
    2006                                                  1,815,170
    2005                                                  8,725,992
    2004                                                  7,470,761

  BAND 100
    2012                                                     24,216
    2011                                                     17,807
    2010                                                     19,462
    2009                                                     12,620
    2008                                                      5,468

  BAND 50
    2012                                                  1,080,960
    2011                                                  1,161,183
    2010                                                    743,174
    2009                                                    571,136
    2008                                                    573,237
    2007                                                    605,736
    2006                                                    578,466

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.89                           $  2.08
    2011                                                     1.88                              1.89
    2010                                                     1.69                              1.88
    2009                                                     1.34                              1.69
    2008                                                     1.81                              1.34
    2007                                                     1.72                              1.81
    2006                                                     1.58                              1.72
    2005                                                     1.43                              1.58
    2004                                                     1.42                              1.43

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - CLASS O
  BAND 125
    2012                                                  $  3.23                           $  3.32
    2011                                                     3.04                              3.23
    2010                                                     2.87                              3.04
    2009                                                     2.52                              2.87
    2008                                                     2.57                              2.52
    2007                                                     2.45                              2.57
    2006                                                     2.39                              2.45
    2005                                                     2.37                              2.39
    2004                                                     2.30                              2.37
    2003                                                     2.22                              2.30
    2002                                                     2.09                              2.22

  BAND 0
    2012                                                  $  1.76                           $  1.83
    2011                                                     1.64                              1.76
    2010                                                     1.53                              1.64

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.39                           $  1.43
    2011                                                     1.32                              1.39
    2010                                                     1.25                              1.32
    2009                                                     1.10                              1.25
    2008                                                     1.13                              1.10
    2007                                                     1.08                              1.13
    2006                                                     1.05                              1.08

  BAND 100
    2012                                                  $  1.42                           $  1.46
    2011                                                     1.34                              1.42
    2010                                                     1.27                              1.34
    2009                                                     1.11                              1.27
    2008                                                     1.14                              1.11
    2007                                                     1.08                              1.14

  BAND 50
    2012                                                  $  1.48                           $  1.53
    2011                                                     1.39                              1.48
    2010                                                     1.31                              1.39
    2009                                                     1.14                              1.31
    2008                                                     1.16                              1.14
    2007                                                     1.10                              1.16
    2006                                                     1.07                              1.10
    2005                                                     1.05                              1.07
    2004                                                     1.02                              1.05

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    618,529
    2011                                                    465,123
    2010                                                    452,756
    2009                                                    347,480
    2008                                                    331,408
    2007                                                    248,218
    2006                                                    244,777
    2005                                                    726,297
    2004                                                    238,572

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - CLASS O
  BAND 125
    2012                                                  6,911,567
    2011                                                  7,163,965
    2010                                                  7,273,020
    2009                                                  6,703,963
    2008                                                  7,244,570
    2007                                                  7,662,171
    2006                                                  9,226,129
    2005                                                 12,343,459
    2004                                                 12,786,315
    2003                                                 13,248,507
    2002                                                 14,031,515

  BAND 0
    2012                                                    580,480
    2011                                                    337,671
    2010                                                    264,380

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
  BAND 125
    2012                                                  1,678,206
    2011                                                  1,767,731
    2010                                                  1,745,785
    2009                                                  1,479,523
    2008                                                    948,352
    2007                                                    898,512
    2006                                                    729,566

  BAND 100
    2012                                                     13,285
    2011                                                     12,017
    2010                                                     13,890
    2009                                                     12,103
    2008                                                      4,593
    2007                                                      2,216

  BAND 50
    2012                                                    771,350
    2011                                                    868,995
    2010                                                    688,254
    2009                                                    610,307
    2008                                                    535,444
    2007                                                    361,830
    2006                                                    306,017
    2005                                                    444,127
    2004                                                     80,102

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.56                           $  1.62
    2011                                                     1.45                              1.56
    2010                                                     1.36                              1.45

ONEAMERICA MONEY MARKET PORTFOLIO - CLASS O
  BAND 125
    2012                                                  $  1.53                           $  1.51
    2011                                                     1.55                              1.53
    2010                                                     1.56                              1.55
    2009                                                     1.58                              1.56
    2008                                                     1.57                              1.58
    2007                                                     1.52                              1.57
    2006                                                     1.47                              1.52
    2005                                                     1.45                              1.47
    2004                                                     1.45                              1.45
    2003                                                     1.46                              1.45
    2002                                                     1.46                              1.46

  BAND 0
    2012                                                  $  1.18                           $  1.18
    2011                                                     1.18                              1.18

ONEAMERICA MONEY MARKET PORTFOLIO - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.03                           $  1.01
    2011                                                     1.04                              1.03
    2010                                                     1.05                              1.04
    2009                                                     1.07                              1.05
    2008                                                     1.06                              1.07
    2007                                                     1.03                              1.06
    2006                                                     1.00                              1.03

  BAND 100
    2012                                                  $  1.05                           $  1.04
    2011                                                     1.06                              1.05
    2010                                                     1.07                              1.06
    2009                                                     1.08                              1.07
    2008                                                     1.07                              1.08

  BAND 50
    2012                                                  $  1.09                           $  1.09
    2011                                                     1.10                              1.09
    2010                                                     1.10                              1.10
    2009                                                     1.11                              1.10
    2008                                                     1.09                              1.11
    2007                                                     1.05                              1.09
    2006                                                     1.01                              1.05
    2005                                                     0.98                              1.01

  BAND 0
    2012                                                  $  1.15                           $  1.15
    2011                                                     1.15                              1.15
    2010                                                     1.15                              1.15
    2009                                                     1.15                              1.15

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    220,124
    2011                                                    216,644
    2010                                                     19,980

ONEAMERICA MONEY MARKET PORTFOLIO - CLASS O
  BAND 125
    2012                                                 13,238,087
    2011                                                 19,007,766
    2010                                                 18,565,789
    2009                                                 19,256,258
    2008                                                 22,252,629
    2007                                                 20,300,004
    2006                                                 20,083,807
    2005                                                 20,497,268
    2004                                                 21,247,118
    2003                                                 21,895,488
    2002                                                 22,600,885

  BAND 0
    2012                                                     30,472
    2011                                                      9,382

ONEAMERICA MONEY MARKET PORTFOLIO - ADVISOR CLASS
  BAND 125
    2012                                                  5,825,217
    2011                                                  5,202,807
    2010                                                  5,653,476
    2009                                                  5,342,158
    2008                                                  6,190,060
    2007                                                  3,019,859
    2006                                                  1,236,446

  BAND 100
    2012                                                    182,205
    2011                                                    112,785
    2010                                                     74,866
    2009                                                     30,791
    2008                                                      7,317

  BAND 50
    2012                                                    214,137
    2011                                                    152,014
    2010                                                    127,368
    2009                                                    110.109
    2008                                                    174,240
    2007                                                    429,722
    2006                                                    427,976
    2005                                                    394,611

  BAND 0
    2012                                                     95,861
    2011                                                     65,497
    2010                                                     39,450
    2009                                                     19,597

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
  BAND 125
    2012                                                   $  0.88                           $  0.96
    2011                                                      0.92                              0.88
    2010                                                      0.84                              0.92
    2009                                                      0.65                              0.84
    2008                                                      1.04                              0.65
    2007                                                      1.02                              1.04
    2006                                                      1.00 (03/31/06)                   1.02

  BAND 25
    2012                                                   $  0.93                           $  1.03
    2011                                                      0.97                              0.93
    2010                                                      0.87                              0.97
    2009                                                      0.67                              0.87
    2008                                                      1.00 (05/01/08)                   0.67

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
  BAND 125
    2012                                                   $  0.86                           $  0.94
    2011                                                      0.91                              0.86
    2010                                                      0.83                              0.91
    2009                                                      0.64                              0.83
    2008                                                      1.03                              0.64
    2007                                                      1.01                              1.03
    2006                                                      1.00 (03/11/06)                   1.01

  BAND 100
    2012                                                   $  0.87                           $  0.96
    2011                                                      0.92                              0.87
    2010                                                      0.84                              0.92
    2009                                                      0.65                              0.84
    2008                                                      1.04                              0.65
    2007                                                      1.02                              1.04
    2006                                                      1.00 (03/11/06)                   1.02

  BAND 0
    2012                                                   $  0.93                           $  1.02
    2011                                                      0.96                              0.93
    2010                                                      0.87                              0.96
    2009                                                      0.66                              0.87
    2008                                                      1.06                              0.66

ONEAMERICA VALUE PORTFOLIO - CLASS O
  BAND 125
    2012                                                   $  5.42                           $  6.07
    2011                                                      5.62                              5.42
    2010                                                      5.02                              5.62
    2009                                                      3.90                              5.02
    2008                                                      6.26                              3.90
    2007                                                      6.12                              6.26
    2006                                                      5.46                              6.12
    2005                                                      5.03                              5.46
    2004                                                      4.43                              5.03
    2003                                                      3.29                              4.43
    2002                                                      3.58                              3.29

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
  BAND 125
    2012                                                     451,121
    2011                                                     456,376
    2010                                                     431,117
    2009                                                     409,816
    2008                                                     323,432
    2007                                                     934,786
    2006                                                     693,119

  BAND 25
    2012                                                           0
    2011                                                           0
    2010                                                     130,456
    2009                                                     107,985
    2008                                                      51,129

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
  BAND 125
    2012                                                     590,411
    2011                                                     570,709
    2010                                                     590,109
    2009                                                     461,841
    2008                                                      92,328
    2007                                                      39,600
    2006                                                          32

  BAND 100
    2012                                                       9,566
    2011                                                       7,667
    2010                                                       5,867
    2009                                                       4,387
    2008                                                       2,696
    2007                                                       1.260
    2006                                                         555

  BAND 0
    2012                                                       1,653
    2011                                                     171,028
    2010                                                     219,890
    2009                                                     227,967
    2008                                                     233,697

ONEAMERICA VALUE PORTFOLIO - CLASS O
  BAND 125
    2012                                                   9,747,420
    2011                                                  10,880,242
    2010                                                  11,107,774
    2009                                                  11,238,797
    2008                                                  11,924,811
    2007                                                  14,525,291
    2006                                                  15,817,104
    2005                                                  17,500,653
    2004                                                  17,430,617
    2003                                                  16,240,130
    2002                                                  15,896,163

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 25
    2012                                                   $  5.89                           $  6.66
    2011                                                      6.05                              5.89
    2010                                                      5.34                              6.05
    2009                                                      4.11                              5.34
    2008                                                      6.53                              4.11

  BAND 0
    2012                                                   $  1.71                           $  1.94
    2011                                                      1.75                              1.71
    2010                                                      1.54                              1.75

  BAND S
    2012                                                   $ 32.84                           $ 37.04
    2011                                                     33.80                             32.84
    2010                                                     29.92                             33.80
    2009                                                     23.08                             29.92
    2008                                                     36.77                             23.08
    2007                                                     35.69                             36.77
    2006                                                     31.59                             35.69
    2005                                                     28.89                             31.59
    2004                                                     25.21                             28.89
    2003                                                     18.43                             25.21
    2002                                                     20.39                             18.43

ONEAMERICA VALUE - ADVISOR CLASS
  BAND 125
    2012                                                   $  1.70                           $  1.89
    2011                                                      1.76                              1.70
    2010                                                      1.58                              1.76
    2009                                                      1.23                              1.58
    2008                                                      1.98                              1.23
    2007                                                      1.94                              1.98
    2006                                                      1.76                              1.94

  BAND 100
    2012                                                   $  1.73                           $  1.94
    2011                                                      1.80                              1.73
    2010                                                      1.60                              1.80
    2009                                                      1.25                              1.60
    2008                                                      2.00                              1.25
    2007                                                      1.96                              2.00

  BAND 50
    2012                                                   $  1.81                           $  2.03
    2011                                                      1.86                              1.81
    2010                                                      1.65                              1.86
    2009                                                      1.28                              1.65
    2008                                                      2.05                              1.28
    2007                                                      1.99                              2.05
    2006                                                      1.77                              1.99
    2005                                                      1.61                              1.77
    2004                                                      1.30                              1.61

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 25
    2012                                                           0
    2011                                                           0
    2010                                                      55,926
    2009                                                      49,043
    2008                                                      29,294

  BAND 0
    2012                                                     270,079
    2011                                                     140,191
    2010                                                     127,854

  BAND S
    2012                                                      87,115
    2011                                                      95,299
    2010                                                      98,038
    2009                                                     116,143
    2008                                                     114,523
    2007                                                     129,107
    2006                                                     151,386
    2005                                                     159,807
    2004                                                     177,832
    2003                                                     186,000
    2002                                                     197,000

ONEAMERICA VALUE - ADVISOR CLASS
  BAND 125
    2012                                                   3,084,918
    2011                                                   3,114,402
    2010                                                   3,109,364
    2009                                                   3,013,295
    2008                                                   2,515,843
    2007                                                   2,706,754
    2006                                                   2,160,811

  BAND 100
    2012                                                     147,251
    2011                                                     128,224
    2010                                                     115,556
    2009                                                       6,232
    2008                                                       3,852
    2007                                                         988

  BAND 50
    2012                                                     620,540
    2011                                                     672,651
    2010                                                     640,094
    2009                                                     436,368
    2008                                                     383,363
    2007                                                     435,165
    2006                                                     445,204
    2005                                                     567,709
    2004                                                         119

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.89                           $  2.14
    2011                                                     1.94                              1.89
    2010                                                     1.72                              1.94
    2009                                                     1.32                              1.72
    2008                                                     2.10                              1.32
    2007                                                     2.04                              2.10

ALGER BALANCED PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.03                           $  1.08
    2011                                                     1.04                              1.03
    2010                                                     0.96                              1.04
    2009                                                     0.75                              0.96
    2008                                                     1.11                              0.75
    2007                                                     1.00                              1.11
    2006                                                     0.97                              1.00
    2005                                                     0.90                              0.97
    2004                                                     0.80                              0.90
    2003                                                     0.75                              0.80
    2002                                                     0.86                              0.75

ALGER CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  0.79                           $  0.92
    2011                                                     0.80                              0.79
    2010                                                     0.71                              0.80
    2009                                                     0.48                              0.71
    2008                                                     0.88                              0.48
    2007                                                     0.67                              0.88
    2006                                                     0.57                              0.67
    2005                                                     0.50                              0.57
    2004                                                     0.47                              0.50
    2003                                                     0.35                              0.47
    2002                                                     0.54                              0.35

ALGER CAPITAL APPRECIATION INSTITUTIONAL - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.22                           $  1.43
    2011                                                     1.25                              1.22
    2010                                                     1.12                              1.25
    2009                                                     0.76                              1.12
    2008                                                     1.37                              0.76
    2007                                                     1.05                              1.37

ALGER CAPITAL APPRECIATION INSTITUTIONAL - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.19                           $  1.38
    2011                                                     1.22                              1.19
    2010                                                     1.10                              1.22
    2009                                                     0.75                              1.10
    2008                                                     1.36                              0.75
    2007                                                     1.05                              1.36

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    144,759
    2011                                                    156,802
    2010                                                    150,521
    2009                                                     96,330
    2008                                                     78,347
    2007                                                    355,056

ALGER BALANCED PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  1,338,041
    2011                                                  1,520,882
    2010                                                  1,687,503
    2009                                                  1,706,404
    2008                                                  1,653,604
    2007                                                  1,798,815
    2006                                                  2,711,777
    2005                                                  5,309,729
    2004                                                  5,608,418
    2003                                                  4,846,307
    2002                                                  3,565,920

ALGER CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                 22,832,193
    2011                                                 15,260,179
    2010                                                 13,690,430
    2009                                                 11,507,029
    2008                                                  6,909,800
    2007                                                  7,111,480
    2006                                                  5,737,983
    2005                                                  4,587,833
    2004                                                 30,808,431
    2003                                                  3,023,797
    2002                                                  1,648,485

ALGER CAPITAL APPRECIATION INSTITUTIONAL - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  4,721,795
    2011                                                  4,325,307
    2010                                                  3,000,328
    2009                                                  1,080,172
    2008                                                    328,522
    2007                                                    111,363

ALGER CAPITAL APPRECIATION INSTITUTIONAL - RETIREMENT CLASS
  BAND 125
    2012                                                  5,000,198
    2011                                                  2,230,755
    2010                                                  1,543,088
    2009                                                    787,045
    2008                                                    323,390
    2007                                                     53,880

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                  $  1.24                          $  1.45
    2011                                                     1.26                             1.24

  BAND 0
    2012                                                  $  1.27                          $  1.49
    2011                                                     1.29                             1.27
    2010                                                     1.14                             1.29

ALGER LARGE CAP GROWTH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  2.65                          $  2.88
    2011                                                     2.69                             2.65
    2010                                                     2.40                             2.69
    2009                                                     1.65                             2.40
    2008                                                     3.10                             1.65
    2007                                                     2.62                             3.10
    2006                                                     2.52                             2.62
    2005                                                     2.28                             2.52
    2004                                                     2.19                             2.28
    2003                                                     1.64                             2.19
    2002                                                     2.48                             1.64

ALGER SMALL-CAP GROWTH INSTITUTIONAL FUND - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.07                          $  1.19
    2011                                                     1.11                             1.07
    2010                                                     0.90                             1.11
    2009                                                     0.63                             0.90
    2008                                                     1.18                             0.63
    2007                                                     1.04                             1.18

ALGER SMALL-CAP GROWTH INSTITUTIONAL FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.04                          $  1.15
    2011                                                     1.09                             1.04
    2010                                                     0.88                             1.09
    2009                                                     0.63                             0.88
    2008                                                     1.18                             0.63
    2007                                                     1.04                             1.18

ALLIANCEBERNSTEIN 2010 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.89                          $  0.96
    2011                                                     0.92                             0.89
    2010                                                     0.83                             0.92
    2009                                                     0.65                             0.83
    2008                                                     0.99                             0.65

ALLIANCEBERNSTEIN 2010 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.91                          $  0.99
    2011                                                     0.93                             0.91
    2010                                                     0.84                             0.93
    2009                                                     0.66                             0.84
    2008                                                     0.99                             0.66

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                    535,670
    2011                                                    566,804

  BAND 0
    2012                                                    585,119
    2011                                                    341,307
    2010                                                     82,371

ALGER LARGE CAP GROWTH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                 12,763,073
    2011                                                 14,617,577
    2010                                                 16,475,800
    2009                                                 17,860,538
    2008                                                 20,659,794
    2007                                                 22,234,403
    2006                                                 27,277,733
    2005                                                 35,493,177
    2004                                                 37,865,891
    2003                                                 38,799,525
    2002                                                 35,535,748

ALGER SMALL-CAP GROWTH INSTITUTIONAL FUND - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  5,109,270
    2011                                                  5,515,780
    2010                                                  4,810,958
    2009                                                  4,103,211
    2008                                                    994,455
    2007                                                    740,688

ALGER SMALL-CAP GROWTH INSTITUTIONAL FUND - RETIREMENT CLASS
  BAND 125
    2012                                                    494,276
    2011                                                    505,729
    2010                                                    708,498
    2009                                                    546,389
    2008                                                    370,482
    2007                                                     97,979

ALLIANCEBERNSTEIN 2010 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                     14,696
    2011                                                    146,646
    2010                                                    179,161
    2009                                                    164,661
    2008                                                    106,865

ALLIANCEBERNSTEIN 2010 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                        206
    2011                                                      1,387
    2010                                                        370
    2009                                                    326,212
    2008                                                    201,121

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 25
    2012                                                   $  0.95                           $  1.04
    2011                                                      0.96                              0.95
    2010                                                      0.86                              0.96
    2009                                                      0.66                              0.86
    2008                                                      0.99                              0.66

ALLIANCEBERNSTEIN 2015 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                   $  0.86                           $  0.94
    2011                                                      0.89                              0.86
    2010                                                      0.81                              0.89
    2009                                                      0.63                              0.81
    2008                                                      0.99                              0.63

ALLIANCEBERNSTEIN 2015 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                   $  0.88                           $  0.96
    2011                                                      0.91                              0.88
    2010                                                      0.82                              0.91
    2009                                                      0.63                              0.82
    2008                                                      0.99                              0.63

  BAND 25
    2012                                                   $  0.91                           $  1.01
    2011                                                      0.94                              0.91
    2010                                                      0.83                              0.94
    2009                                                      0.64                              0.83
    2008                                                      0.59                              0.64

ALLIANCEBERNSTEIN 2020 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                   $  0.82                           $  0.90
    2011                                                      0.87                              0.82
    2010                                                      0.78                              0.87
    2009                                                      0.60                              0.78
    2008                                                      0.99                              0.60

ALLIANCEBERNSTEIN 2020 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                   $  0.84                           $  0.92
    2011                                                      0.88                              0.84
    2010                                                      0.79                              0.88
    2009                                                      0.60                              0.79
    2008                                                      0.99                              0.60

  BAND 25
    2012                                                   $  0.87                           $  0.97
    2011                                                      0.91                              0.87
    2010                                                      0.81                              0.91
    2009                                                      0.61                              0.81
    2008                                                      0.99                              0.61

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 25
    2012                                                           0
    2011                                                           0
    2010                                                   3,536,820
    2009                                                   3,902,220
    2008                                                   4,481,338

ALLIANCEBERNSTEIN 2015 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                     340,651
    2011                                                     528,141
    2010                                                     837,546
    2009                                                     876,249
    2008                                                     356,674

ALLIANCEBERNSTEIN 2015 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                         213
    2011                                                         210
    2010                                                       3,412
    2009                                                     997,148
    2008                                                     749,527

  BAND 25
    2012                                                           0
    2011                                                           0
    2010                                                   8,668,568
    2009                                                   8,404,672
    2008                                                   7,706,078

ALLIANCEBERNSTEIN 2020 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                     602,804
    2011                                                     799,443
    2010                                                   1,201,077
    2009                                                     940,323
    2008                                                     163,638

ALLIANCEBERNSTEIN 2020 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                      16,466
    2011                                                      13,241
    2010                                                       9,708
    2009                                                     566,285
    2008                                                     302,933

  BAND 25
    2012                                                           0
    2011                                                           0
    2010                                                   7,412,143
    2009                                                   6,886,357
    2008                                                   6,857,237

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2025 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.79                           $  0.87
    2011                                                     0.85                              0.79
    2010                                                     0.76                              0.85
    2009                                                     0.58                              0.76
    2008                                                     0.98                              0.58

ALLIANCEBERNSTEIN 2025 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.81                           $  0.89
    2011                                                     0.86                              0.81
    2010                                                     0.77                              0.86
    2009                                                     0.58                              0.77
    2008                                                     0.98                              0.58

  BAND 25
    2012                                                  $  0.84                           $  0.94
    2011                                                     0.89                              0.84
    2010                                                     0.78                              0.89
    2009                                                     0.59                              0.78
    2008                                                     0.99                              0.59

ALLIANCEBERNSTEIN 2030 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.77                           $  0.85
    2011                                                     0.83                              0.77
    2010                                                     0.75                              0.83
    2009                                                     0.57                              0.75
    2008                                                     0.98                              0.57

ALLIANCEBERNSTEIN 2030 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.78                           $  0.87
    2011                                                     0.85                              0.78
    2010                                                     0.76                              0.85
    2009                                                     0.58                              0.76
    2008                                                     0.98                              0.58

  BAND 25
    2012                                                  $  0.82                           $  0.92
    2011                                                     0.87                              0.82
    2010                                                     0.77                              0.87
    2009                                                     0.58                              0.77
    2008                                                     0.99                              0.58

ALLIANCEBERNSTEIN 2035 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.75                           $  0.83
    2011                                                     0.82                              0.75
    2010                                                     0.73                              0.82
    2009                                                     0.57                              0.73
    2008                                                     0.98                              0.57

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2025 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                    666,614
    2011                                                    973,127
    2010                                                  1,223,331
    2009                                                    731,242
    2008                                                     84,088

ALLIANCEBERNSTEIN 2025 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                     55,571
    2011                                                     32,676
    2010                                                     43,323
    2009                                                  1,197,849
    2008                                                  1,284,111

  BAND 25
    2012                                                          0
    2011                                                          0
    2010                                                  5,629,327
    2009                                                  5,094,033
    2008                                                  4,361,578

ALLIANCEBERNSTEIN 2030 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                    264,150
    2011                                                    502,697
    2010                                                    787,491
    2009                                                    730,207
    2008                                                    294,006

ALLIANCEBERNSTEIN 2030 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                     13,165
    2011                                                      8,376
    2010                                                     11,571
    2009                                                  1,066,230
    2008                                                 1,151 ,140

  BAND 25
    2012                                                          0
    2011                                                          0
    2010                                                  3,961,910
    2009                                                  3,389,582
    2008                                                  3,052,004

ALLIANCEBERNSTEIN 2035 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                    242,428
    2011                                                    423,379
    2010                                                    600,299
    2009                                                    373,507
    2008                                                     49,544

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2035 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.76                           $  0.85
    2011                                                     0.83                              0.76
    2010                                                     0.74                              0.83
    2009                                                     0.57                              0.74
    2008                                                     0.98                              0.57

  BAND 25
    2012                                                  $  0.79                           $  0.90
    2011                                                     0.85                              0.79
    2010                                                     0.76                              0.85
    2009                                                     0.58                              0.76
    2008                                                     0.98                              0.58

ALLIANCEBERNSTEIN 2040 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.74                           $  0.83
    2011                                                     0.82                              0.74
    2010                                                     0.74                              0.82
    2009                                                     0.57                              0.74
    2008                                                     0.98                              0.57

ALLIANCEBERNSTEIN 2040 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.76                           $  0.85
    2011                                                     0.83                              0.76
    2010                                                     0.74                              0.83
    2009                                                     0.57                              0.74
    2008                                                     0.98                              0.57

  BAND 25
    2012                                                  $  0.79                           $  0.90
    2011                                                     0.86                              0.79
    2010                                                     0.76                              0.86
    2009                                                     0.58                              0.76
    2008                                                     0.99                              0.58

ALLIANCEBERNSTEIN 2045 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.74                           $  0.83
    2011                                                     0.81                              0.74
    2010                                                     0.73                              0.81
    2009                                                     0.57                              0.73
    2008                                                     0.98                              0.57

ALLIANCEBERNSTEIN 2045 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.75                           $  0.85
    2011                                                     0.82                              0.75
    2010                                                     0.74                              0.82
    2009                                                     0.57                              0.74
    2008                                                     0.98                              0.57

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2035 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                        243
    2011                                                        250
    2010                                                     28,316
    2009                                                    253,369
    2008                                                     96,468

  BAND 25
    2012                                                          0
    2011                                                          0
    2010                                                  2,686,912
    2009                                                  2,304,853
    2008                                                  1,953,772

ALLIANCEBERNSTEIN 2040 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                    434,496
    2011                                                    777,401
    2010                                                    724,358
    2009                                                    586,412
    2008                                                    128,919

ALLIANCEBERNSTEIN 2040 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                     33,032
    2011                                                     26,150
    2010                                                     19,355
    2009                                                    582,464
    2008                                                    531,200

  BAND 25
    2012                                                          0
    2011                                                          0
    2010                                                  1,712,869
    2009                                                  1,467,728
    2008                                                  1,266,007

ALLIANCEBERNSTEIN 2045 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                     90,141
    2011                                                    137,635
    2010                                                    172,202
    2009                                                     92,768
    2008                                                     17,269

ALLIANCEBERNSTEIN 2045 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                      1,962
    2011                                                     33,171
    2010                                                     43,271
    2009                                                    137,842
    2008                                                     60,509

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2050 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.76                           $  0.85
    2011                                                     0.84                              0.76
    2010                                                     0.75                              0.84
    2009                                                     0.57                              0.75
    2008                                                     0.98                              0.57

ALLIANCEBERNSTEIN 2050 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.77                           $  0.88
    2011                                                     0.85                              0.77
    2010                                                     0.76                              0.85
    2009                                                     0.58                              0.76
    2008                                                     0.99                              0.58

  BAND 25
    2012                                                  $  0.81                           $  0.92
    2011                                                     0.88                              0.81
    2010                                                     0.78                              0.88
    2009                                                     0.58                              0.78
    2008                                                     0.99                              0.58

ALLIANCEBERNSTEIN 2055 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.74                           $  0.84
    2011                                                     0.82                              0.74
    2010                                                     0.74                              0.82
    2009                                                     0.57                              0.74
    2008                                                     0.98                              0.57

ALLIANCEBERNSTEIN 2055 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.76                           $  0.86
    2011                                                     0.84                              0.76
    2010                                                     0.75                              0.84
    2009                                                     0.58                              0.75
    2008                                                     0.99                              0.58

  BAND 25
    2012                                                  $  0.79                           $  0.90
    2011                                                     0.86                              0.79
    2010                                                     0.77                              0.86
    2009                                                     0.58                              0.77
    2008                                                     0.99                              0.58

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.08                           $  1.23
    2011                                                     1.04                              1.08
    2010                                                     0.91                              1.04
    2009                                                     0.75                              0.91
    2008                                                     1.24                              0.75
    2007                                                     1.15                              1.24

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2050 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                     86,944
    2011                                                    133,011
    2010                                                    103,428
    2009                                                     55,040
    2008                                                      5,406

ALLIANCEBERNSTEIN 2050 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                      1,998
    2011                                                      8,583
    2010                                                      8,062
    2009                                                      9,457
    2008                                                      5,011

  BAND 25
    2012                                                          0
    2011                                                          0
    2010                                                    555,904
    2009                                                    325,664
    2008                                                    149,754

ALLIANCEBERNSTEIN 2055 STRATEGY - RETIREMENT CLASS
  BAND 125
    2012                                                     49,311
    2011                                                     53,555
    2010                                                     54,340
    2009                                                     44,862
    2008                                                     15,430

ALLIANCEBERNSTEIN 2055 STRATEGY - ADVISOR CLASS
  BAND 125
    2012                                                        121
    2011                                                     11,881
    2010                                                      7,968
    2009                                                      6,932
    2008                                                      6,867

  BAND 25
    2012                                                          0
    2011                                                          0
    2010                                                     45,988
    2009                                                     20,560
    2008                                                     41,700

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND - RETIREMENT CLASS
  BAND 125
    2012                                                    234,076
    2011                                                     79,578
    2010                                                     47,749
    2009                                                     37,645
    2008                                                     42,640
    2007                                                     30,906

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.17                          $  1.35
    2011                                                     1.12                             1.17
    2010                                                     0.97                             1.12

ALLIANCEBERNSTEIN GLOBAL VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.78                          $  0.86
    2011                                                     0.94                             0.78
    2010                                                     0.88                             0.94
    2009                                                     0.67                             0.88
    2008                                                     1.43                             0.67
    2007                                                     1.43                             1.43
    2006                                                     1.15                             1.43
    2005                                                     1.00 (5/20/2005)                 1.15

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.06                          $  1.21
    2011                                                     1.29                             1.06
    2010                                                     1.17                             1.29
    2009                                                     0.85                             1.17
    2008                                                     1.70                             0.85
    2007                                                     1.47                             1.70
    2006                                                     1.23 (01/01/06)                  1.47

  BAND 50
    2012                                                  $  1.12                          $  1.28
    2011                                                     1.35                             1.12
    2010                                                     1.21                             1.35
    2009                                                     0.87                             1.21
    2008                                                     1.73                             0.87
    2007                                                     1.49                             1.73
    2006                                                     1.23                             1.49

ALLIANCEBERNSTEIN INTERNATIONAL VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.79                          $  0.89
    2011                                                     1.00                             0.79
    2010                                                     0.98                             1.00
    2009                                                     0.74                             0.98
    2008                                                     1.62                             0.74
    2007                                                     1.56                             1.62
    2006                                                     1.18                             1.56

ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.30                          $  1.47
    2011                                                     1.28                             1.30
    2010                                                     0.93                             1.28
    2009                                                     0.65                             0.93
    2008                                                     1.27                             0.65
    2007                                                     1.15                             1.27
    2006                                                     1.17                             1.15

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                      1,145
    2011                                                      1,145
    2010                                                      1,145

ALLIANCEBERNSTEIN GLOBAL VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                     50,559
    2011                                                    119,943
    2010                                                    116,982
    2009                                                    446,199
    2008                                                    966,469
    2007                                                  1,133,543
    2006                                                    572,341
    2005                                                    324,509

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                     79,642
    2011                                                     91,158
    2010                                                    392,417
    2009                                                  1,382,120
    2008                                                  4,169,313
    2007                                                  3,870,393
    2006                                                  3,358,366

  BAND 50
    2012                                                    456,421
    2011                                                    535,816
    2010                                                    474,332
    2009                                                    459,866
    2008                                                    459,865
    2007                                                   4.62,201
    2006                                                    413,626

ALLIANCEBERNSTEIN INTERNATIONAL VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                    378,832
    2011                                                    420,444
    2010                                                    651,547
    2009                                                    650,608
    2008                                                    640,620
    2007                                                    369,413
    2006                                                      1,819

ALLIANCEBERNSTEIN DISCOVERY GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                    461,118
    2011                                                    437,753
    2010                                                    240,108
    2009                                                    160,545
    2008                                                    130,097
    2007                                                    136,327
    2006                                                    157,883

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                  $  1.32                           $  1.50
    2011                                                     1.30                              1.32
    2010                                                     0.95                              1.30
    2009                                                     0.65                              0.95
    2008                                                     1.28                              0.65
    2007                                                     1.16                              1.28
    2006                                                     1.17                              1.16

  BAND 50
    2012                                                  $  1.37                           $  1.55
    2011                                                     1.33                              1.37
    2010                                                     0.97                              1.33
    2009                                                     0.66                              0.97
    2008                                                     1.30                              0.66
    2007                                                     1.17                              1.30
    2006                                                     1.17                              1.17

ALLIANCEBERNSTEIN SMALL-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.49                           $  1.69
    2011                                                     1.45                              1.49
    2010                                                     1.07                              1.45
    2009                                                     0.77                              1.07
    2008                                                     1.41                              0.77
    2007                                                     1.26                              1.41
    2006                                                     1.17                              1.26

  BAND 100
    2012                                                  $  1.51                           $  1.72

  BAND 0
    2012                                                  $  1.62                           $  1.86
    2011                                                     1.56                              1.62
    2010                                                     1.14                              1.56
    2009                                                      .80                              1.14
    2008                                                     1.46                               .80
    2007                                                     1.28                              1.46

ALLIANCEBERNSTEIN DISCOVERY VALUE FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.25                           $  1.45
    2011                                                     1.38                              1.25
    2010                                                     1.11                              1.38
    2009                                                     0.79                              1.11
    2008                                                     1.23                              0.79
    2007                                                     1.22                              1.23
    2006                                                     1.10                              1.22

  BAND 50
    2012                                                  $  1.31                           $  1.54
    2011                                                     1.44                              1.31
    2010                                                     1.15                              1.44

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                     56,407
    2011                                                     50,425
    2010                                                     41,612
    2009                                                     67,708
    2008                                                     33,380
    2007                                                     38,825
    2006                                                     82,298

  BAND 50
    2012                                                     75,572
    2011                                                    112,657
    2010                                                    129,801
    2009                                                    153,819
    2008                                                    138,626
    2007                                                    191,769
    2006                                                    171,240

ALLIANCEBERNSTEIN SMALL-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  1,016,170
    2011                                                    640,602
    2010                                                    507,443
    2009                                                    445,190
    2008                                                    259,548
    2007                                                     48,659
    2006                                                     30,253

  BAND 100
    2012                                                        364

  BAND 0
    2012                                                    112,940
    2011                                                     14,055
    2010                                                     10,510
    2009                                                        960
    2008                                                        688
    2007                                                        436

ALLIANCEBERNSTEIN DISCOVERY VALUE FUND - RETIREMENT CLASS
  BAND 125
    2012                                                    567,555
    2011                                                    601,472
    2010                                                    432,363
    2009                                                    303,697
    2008                                                    253,088
    2007                                                    237,462
    2006                                                     48,877

  BAND 50
    2012                                                    195,370
    2011                                                    194,052
    2010                                                     35,636

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.82                           $  0.93
    2011                                                     0.87                              0.82
    2010                                                     0.79                              0.87
    2009                                                     0.68                              0.79
    2008                                                     1.18                              0.68
    2007                                                     1.26                              1.18
    2006                                                     1.05                              1.26

  BAND 100
    2012                                                  $  0.83                           $  0.95
    2011                                                     0.88                              0.83
    2010                                                     0.80                              0.88
    2009                                                     0.68                              0.80
    2008                                                     1.19                              0.68
    2007                                                     1.26                              1.19
    2006                                                     1.05                              1.26
    2005                                                     1.00 (5/20/05)                    1.05

ALLIANZ NFJ DIVIDEND VALUE - CLASS ADMINISTRATIVE
  BAND 125
    2012                                                  $  0.86                           $  0.97
    2011                                                     0.84                              0.86
    2010                                                     0.75                              0.84
    2009                                                     0.68                              0.75
    2008                                                     1.07                              0.68
    2007                                                     1.04                              1.07

ALLIANZ NFJ DIVIDEND VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.84                           $  0.95
    2011                                                     0.83                              0.84
    2010                                                     0.75                              0.83
    2009                                                     0.67                              0.75
    2008                                                     1.07                              0.67
    2007                                                     1.04                              1.07

  BAND 100
    2012                                                  $  0.86                           $  0.96
    2011                                                     0.84                              0.86
    2010                                                     0.75                              0.84
    2009                                                     0.67                              0.75
    2008                                                     1.07                              0.67

  BAND 0
    2012                                                  $  0.90                           $  1.02
    2011                                                     0.88                              0.90
    2010                                                     0.78                              0.88
    2009                                                     0.69                              0.78
    2008                                                     1.08                              0.69

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE FUND - RETIREMENT CLASS
  BAND 125
    2012                                                     70,046
    2011                                                     63,274
    2010                                                     62,565
    2009                                                     60,625
    2008                                                     65,853
    2007                                                     76,674
    2006                                                     42,211

  BAND 100
    2012                                                     60,310
    2011                                                     69,052
    2010                                                     61,588
    2009                                                     53,550
    2008                                                     34,458
    2007                                                     54,559
    2006                                                     43,841
    2005                                                      3,197

ALLIANZ NFJ DIVIDEND VALUE - CLASS ADMINISTRATIVE
  BAND 125
    2012                                                  1,054,215
    2011                                                  1,567,789
    2010                                                  1,280,768
    2009                                                  2.169,630
    2008                                                  1,824,008
    2007                                                    333,048

ALLIANZ NFJ DIVIDEND VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                  4,705,850
    2011                                                  5,034,494
    2010                                                  5,108,611
    2009                                                  4,345,901
    2008                                                  2,831.084
    2007                                                    723,187

  BAND 100
    2012                                                      4,286
    2011                                                      5,942
    2010                                                      4,286
    2009                                                      4,230
    2008                                                      4,142

  BAND 0
    2012                                                    123,680
    2011                                                     88,685
    2010                                                    199,267
    2009                                                    256,696
    2008                                                     23,373

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZ NFJ MID-CAP VALUE FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.29                           $  1.47
    2011                                                     1.33                              1.29
    2010                                                     1.12                              1.33
    2009                                                     0.85                              1.12
    2008                                                     1.44                              0.85

ALLIANZ NFJ MID-CAP VALUE FUND - CLASS ADMINISTRATIVE
  BAND 125
    2012                                                  $  1.27                           $  1.45
    2011                                                     1.30                              1.27
    2010                                                     1.09                              1.30
    2009                                                     0.83                              1.09
    2008                                                     1.40                              0.83
    2007                                                     1.34                              1.40
    2006                                                     1.21                              1.34
    2005                                                     1.27                              1.21
    2004                                                     1.11                              1.27
    2003                                                     0.71                              1.11
    2002                                                     1.00                              0.71

ALLIANZ NFJ SMALL-CAP VALUE - CLASS ADMINISTRATIVE
  BAND 125
    2012                                                  $  1.07                           $  1.17
    2011                                                     1.06                              1.07
    2010                                                     0.86                              1.06
    2009                                                     0.70                              0.86
    2008                                                     0.96                              0.70
    2007                                                     1.00 (05/24/07)                   0.96

  BAND O
    2012                                                  $  1.14                           $  1.25

ALLIANZ NFJ SMALL-CAP VALUE FUND - RETAIL CLASS
  BAND 125
    2012                                                  $  1.96                           $  2.13
    2011                                                     1.94                              1.96
    2010                                                     1.58                              1.94
    2009                                                     1.29                              1.58
    2008                                                     1.79                              1.29
    2007                                                     1.71                              1.79
    2006                                                     1.49                              1.71
    2005                                                     1.35                              1.46

  BAND 100
    2012                                                  $  2.00                           $  2.18
    2011                                                     1.98                              2.00
    2010                                                     1.61                              1.98
    2009                                                     1.31                              1.61
    2008                                                     1.81                              1.31
    2007                                                     1.72                              1.81
    2006                                                     1.65                              1.72

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ALLIANZ NFJ MID-CAP VALUE FUND - RETIREMENT CLASS
  BAND 125
    2012                                                    219,895
    2011                                                    151,351
    2010                                                     88,842
    2009                                                     34,461
    2008                                                     38,676

ALLIANZ NFJ MID-CAP VALUE FUND - CLASS ADMINISTRATIVE
  BAND 125
    2012                                                    530,617
    2011                                                    549,720
    2010                                                    557,619
    2009                                                    537,575
    2008                                                    563,395
    2007                                                    794,046
    2006                                                  3,997,693
    2005                                                  3,997,575
    2004                                                  3,862,488
    2003                                                    307,847
    2002                                                     92,285

ALLIANZ NFJ SMALL-CAP VALUE - CLASS ADMINISTRATIVE
  BAND 125
    2012                                                 16,389,747
    2011                                                 16,922,863
    2010                                                 16,072,562
    2009                                                 13.752,191
    2008                                                  9,941.000
    2007                                                 10,075,000

  BAND O
    2012                                                  2,175,030

ALLIANZ NFJ SMALL-CAP VALUE FUND - RETAIL CLASS
  BAND 125
    2012                                                  3,734,353
    2011                                                  4,163,299
    2010                                                  3,965,270
    2009                                                  3.197,438
    2008                                                  1,975,224
    2007                                                  1.203,635
    2006                                                  5,980,643
    2005                                                    754,647

  BAND 100
    2012                                                     42,725
    2011                                                     43,451
    2010                                                     39,742
    2009                                                     42,407
    2008                                                     26,305
    2007                                                     36,025
    2006                                                     49,401

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                  $  2.08                          $  2.28
    2011                                                     2.05                             2.08
    2010                                                     1.66                             2.05
    2009                                                     1.35                             1.66

  BAND 0
    2012                                                  $  2.17                          $  2.39
    2011                                                     2.13                             2.17
    2010                                                     1.71                             2.13
    2009                                                     1.38                             1.71
    2008                                                     1.88                             1.38
    2007                                                     1.78                             1.88
    2006                                                     1.70                             1.78

AMERICAN CENTURY(R) DISCIPLINED GROWTH - INVESTOR
  BAND 125
    2012                                                  $  1.00                          $  1.06

AMERICAN CENTURY(R) DIVERSIFIED BOND - CLASS A
  BAND 125
    2012                                                  $  1.08                          $  1.12
    2011                                                     1.02                             1.08
    2010                                                     1.00 (05/27/10)                  1.02

AMERICAN CENTURY(R) EMERGING MARKETS - CLASS A
  BAND 125
    2012                                                  $  0.96                          $  1.18
    2011                                                     1.24                             0.96
    2010                                                     1.07                             1.24
    2009                                                     0.64                             1.07
    2008                                                     1.61                             0.64
    2007                                                     1.14                             1.61

AMERICAN CENTURY(R) EMERGING MARKETS - INVESTOR CLASS
  BAND 125
    2012                                                  $  0.97                          $  1.19
    2011                                                     1.25                             0.97
    2010                                                     1.07                             1.25
    2009                                                     0.64                             1.07
    2008                                                     1.62                             0.64
    2007                                                     1.14                             1.62

AMERICAN CENTURY(R) EQUITY GROWTH - CLASS A
  BAND 125
    2012                                                  $  1.23                          $  1.41
    2011                                                     1.20                             1.23
    2010                                                     1.06                             1.20
    2009                                                     0.90                             1.06
    2008                                                     1.39                             0.90

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                     83,247
    2011                                                     67,855
    2010                                                     61,344
    2009                                                      2,167

  BAND 0
    2012                                                    501,965
    2011                                                    470,661
    2010                                                    502,235
    2009                                                    406,525
    2008                                                    275,153
    2007                                                    206,346
    2006                                                    114,002

AMERICAN CENTURY(R) DISCIPLINED GROWTH - INVESTOR
  BAND 125
    2012                                                    145,131

AMERICAN CENTURY(R) DIVERSIFIED BOND - CLASS A
  BAND 125
    2012                                                     62,995
    2011                                                     44,493
    2010                                                      5,914

AMERICAN CENTURY(R) EMERGING MARKETS - CLASS A
  BAND 125
    2012                                                     40,885
    2011                                                    161,193
    2010                                                    151,410
    2009                                                    164,361
    2008                                                    153,957
    2007                                                     17,960

AMERICAN CENTURY(R) EMERGING MARKETS - INVESTOR CLASS
  BAND 125
    2012                                                     15,415
    2011                                                    236,549
    2010                                                    264,393
    2009                                                    236,983
    2008                                                    192,102
    2007                                                    115,119

AMERICAN CENTURY(R) EQUITY GROWTH - CLASS A
  BAND 125
    2012                                                  1,569,899
    2011                                                    694,379
    2010                                                    998,026
    2009                                                    894,480
    2008                                                    747,704

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) EQUITY INCOME - CLASS A
  BAND 125
    2012                                                   $  1.62                           $  1.78
    2011                                                      1.59                              1.62
    2010                                                      1.42                              1.59
    2009                                                      1.29                              1.42
    2008                                                      1.63                              1.29
    2007                                                      1.63                              1.63
    2006                                                      1.39                              1.63
    2005                                                      1.37                              1.39
    2004                                                      1.24                              1.37

  BAND 100
    2012                                                   $  1.66                           $  1.82
    2011                                                      1.62                              1.66
    2010                                                      1.45                              1.62
    2009                                                      1.31                              1.45
    2008                                                      1.65                              1.31

  BAND 50
    2012                                                   $  1.73                           $  1.91
    2011                                                      1.68                              1.73
    2010                                                      1.49                              1.68

  BAND 0
    2012                                                   $  1.81                           $  2.01
    2011                                                      1.75                              1.81
    2010                                                      1.55                              1.75
    2009                                                      1.38                              1.55
    2008                                                      1.73                              1.38

AMERICAN CENTURY(R) EQUITY INCOME - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.73                           $  1.90
    2011                                                      1.69                              1.73
    2010                                                      1.51                              1.69
    2009                                                      1.36                              1.51
    2008                                                      1.72                              1.36
    2007                                                      1.71                              1.72
    2006                                                      1.45                              1.71
    2005                                                      1.44                              1.45
    2004                                                      1.29                              1.44
    2003                                                      1.05                              1.29
    2002                                                      1.12                              1.05

  BAND 0
    2012                                                   $  1.97                           $  2.20
    2011                                                      1.91                              1.97
    2010                                                      1.68                              1.91
    2009                                                      1.50                              1.68
    2008                                                      1.87                              1.50

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) EQUITY INCOME - CLASS A
  BAND 125
    2012                                                   6,060,214
    2011                                                   5,642,379
    2010                                                   3,861.058
    2009                                                   2,802,229
    2008                                                     972,858
    2007                                                     663,523
    2006                                                     578,200
    2005                                                     392,670
    2004                                                          91

  BAND 100
    2012                                                      37,474
    2011                                                      35,841
    2010                                                      33,410
    2009                                                      29,989
    2008                                                      26,671

  BAND 50
    2012                                                     113,125
    2011                                                     122,045
    2010                                                      35,871

  BAND 0
    2012                                                     511,858
    2011                                                     439,651
    2010                                                     133,996
    2009                                                      46,405
    2008                                                      85,200

AMERICAN CENTURY(R) EQUITY INCOME - INVESTOR CLASS
  BAND 125
    2012                                                   4,836,885
    2011                                                   4,822,696
    2010                                                   3,533,917
    2009                                                   2,744,993
    2008                                                   2,006,050
    2007                                                   2,005,699
    2006                                                   2,179,594
    2005                                                   2,170,834
    2004                                                   1,825,291
    2003                                                   1,098,415
    2002                                                     460,245

  BAND 0
    2012                                                   1,872,980
    2011                                                   1,873,837
    2010                                                   1,885,419
    2009                                                           0
    2008                                                       4,146

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) GINNIE MAE - CLASS A
  BAND 125
    2012                                                  $  1.36                           $  1.37
    2011                                                     1.29                              1.36
    2010                                                     1.23                              1.29
    2009                                                     1.18                              1.23
    2008                                                     1.12                              1.18
    2007                                                     1.07                              1.12
    2006                                                     1.04                              1.07
    2005                                                     1.03                              1.04
    2004                                                     1.01                              1.03

  BAND 0
    2012                                                  $  1.51                           $  1.54
    2011                                                     1.41                              1.51

AMERICAN CENTURY(R) GROWTH - CLASS A
  BAND 125
    2012                                                  $  1.38                           $  1.55
    2011                                                     1.41                              1.38
    2010                                                     1.22                              1.41
    2009                                                     0.90                              1.22
    2008                                                     1.39                              0.90
    2007                                                     1.37                              1.39
    2006                                                     1.22                              1.37
    2005                                                     1.15                              1.22
    2004                                                     1.00 (05/17/04)                   1.15

  BAND 100
    2012                                                  $  1.41                           $  1.58

  BAND 0
    2012                                                  $  1.53                           $  1.74
    2011                                                     1.55                              1.53
    2010                                                     1.32                              1.55

AMERICAN CENTURY(R) HERITAGE - CLASS A
  BAND 125
    2012                                                  $  2.22                           $  2.54
    2011                                                     2.42                              2.22
    2010                                                     1.87                              2.42
    2009                                                     1.39                              1.87
    2008                                                     2.61                              1.39
    2007                                                     1.82                              2.61
    2006                                                     1.58                              1.82

  BAND 50
    2012                                                  $  2.37                           $  2.73
    2011                                                     2.55                              2.37
    2010                                                     1.96                              2.55
    2009                                                     1.44                              1.96
    2008                                                     2.70                              1.44
    2007                                                     1.86                              2.70
    2006                                                     1.64                              1.86

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) GINNIE MAE - CLASS A
  BAND 125
    2012                                                  1,807,359
    2011                                                  4,677,679
    2010                                                    971,516
    2009                                                    901,832
    2008                                                    561,933
    2007                                                    419,553
    2006                                                    350,185
    2005                                                    177,276
    2004                                                    162,057

  BAND 0
    2012                                                      2,890
    2011                                                    340,804

AMERICAN CENTURY(R) GROWTH - CLASS A
  BAND 125
    2012                                                  2,715,913
    2011                                                  1,701,488
    2010                                                    606,608
    2009                                                    500,475
    2008                                                    747,740
    2007                                                    738,860
    2006                                                    460,932
    2005                                                    302,561
    2004                                                     48,039

  BAND 100
    2012                                                     14,382

  BAND 0
    2012                                                    192,746
    2011                                                    192,413
    2010                                                     14,472

AMERICAN CENTURY(R) HERITAGE - CLASS A
  BAND 125
    2012                                                  6,686,055
    2011                                                  6,474,446
    2010                                                  5,699,687
    2009                                                  4,444,448
    2008                                                  2,943,496
    2007                                                  1,926,364
    2006                                                    920,417

  BAND 50
    2012                                                    216,842
    2011                                                    222,417
    2010                                                    174,847
    2009                                                    123,771
    2008                                                    105,549
    2007                                                     61,100
    2006                                                     54,002

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  2.49                          $  2.88
    2011                                                     2.67                             2.49
    2010                                                     2.04                             2.67
    2009                                                     1.49                             2.04
    2008                                                     2.78                             1.49
    2007                                                     1.91                             2.78
    2006                                                     1.67                             1.91

AMERICAN CENTURY(R) INCOME & GROWTH - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.09                          $  1.23
    2011                                                     1.07                             1.09
    2010                                                     0.95                             1.07
    2009                                                     0.81                             0.95
    2008                                                     1.23                             0.81
    2007                                                     1.28                             1.23
    2006                                                     1.11                             1.28
    2005                                                     1.07                             1.11
    2004                                                     0.96                             1.07
    2003                                                     0.75                             0.96
    2002                                                     0.94                             0.75

AMERICAN CENTURY(R) INFLATION-ADJUSTED BOND - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.42                          $  1.49
    2011                                                     1.28                             1.42
    2010                                                     1.23                             1.28
    2009                                                     1.13                             1.23
    2008                                                     1.16                             1.13
    2007                                                     1.06                             1.16
    2006                                                     1.07                             1.06

  BAND 100
    2012                                                  $  1.45                          $  1.53
    2011                                                     1.30                             1.45
    2010                                                     1.25                             1.30
    2009                                                     1.14                             1.25
    2008                                                     1.17                             1.14
    2007                                                     1.07                             1.17
    2006                                                     1.08                             1.07

  BAND 0
    2012                                                  $  1.56                          $  1.66
    2011                                                     1.39                             1.56
    2010                                                     1.32                             1.39
    2009                                                     1.19                             1.32
    2008                                                     1.21                             1.19
    2007                                                     1.09                             1.21
    2006                                                     1.07                             1.09
    2005                                                     1.06                             1.07
    2004                                                     1.00 (05/17/04)                  1.06

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    751,167
    2011                                                    709,960
    2010                                                    655,065
    2009                                                    558,045
    2008                                                    337,679
    2007                                                    267,929
    2006                                                    169,183

AMERICAN CENTURY(R) INCOME & GROWTH - INVESTOR CLASS
  BAND 125
    2012                                                    123,860
    2011                                                    117,842
    2010                                                    164,703
    2009                                                    180,086
    2008                                                    204,711
    2007                                                    258,269
    2006                                                    260,294
    2005                                                    256,142
    2004                                                    257,431
    2003                                                    108,792
    2002                                                     71,607

AMERICAN CENTURY(R) INFLATION-ADJUSTED BOND - ADVISOR CLASS
  BAND 125
    2012                                                 11,157,414
    2011                                                  9,944,906
    2010                                                  8,637,587
    2009                                                  5.338,600
    2008                                                  4,343,960
    2007                                                  2,220,551
    2006                                                  1,942,467

  BAND 100
    2012                                                     89,343
    2011                                                     76,567
    2010                                                     71,810
    2009                                                     62,406
    2008                                                    199,768
    2007                                                     69,409
    2006                                                     56,764

  BAND 0
    2012                                                  1,628,420
    2011                                                    394,677
    2010                                                    389,191
    2009                                                    294,106
    2008                                                    146,929
    2007                                                     27,558
    2006                                                      2,174
    2005                                                    896,882
    2004                                                    271,957

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) INTERNATIONAL BOND - CLASS A
  BAND 125
    2012                                                  $  1.04                          $  1.07
    2011                                                     1.00                             1.04
    2010                                                     1.01                             1.00

AMERICAN CENTURY(R) INTERNATIONAL BOND - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.05                          $  1.08
    2011                                                     1.01                             1.05
    2010                                                     1.01                             1.01

AMERICAN CENTURY(R) INTERNATIONAL DISCOVERY - INVESTOR CLASS
  BAND 125
    2012                                                  $  0.59                          $  0.67
    2011                                                     0.72                             0.59
    2010                                                     0.60                             0.72
    2009                                                     0.45                             0.60
    2008                                                     0.96                             0.45

AMERICAN CENTURY(R) INTERNATIONAL DISCOVERY - CLASS A
  BAND 125
    2012                                                  $  0.58                          $  0.66
    2011                                                     0.71                             0.58
    2010                                                     0.60                             0.71
    2009                                                     0.45                             0.60
    2008                                                     0.96                             0.45

AMERICAN CENTURY(R) INTERNATIONAL GROWTH - CLASS A
  BAND 125
    2012                                                  $  1.65                          $  1.98
    2011                                                     1.90                              165
    2010                                                     1.69                             1.90
    2009                                                     1.28                             1.69
    2008                                                     2.38                             1.28
    2007                                                     2.06                             2.38
    2006                                                     1.67                             2.06

AMERICAN CENTURY(R) INTERNATIONAL GROWTH - INVESTOR CLASS
  BAND 125
    2012                                                  $  2.11                          $  2.54
    2011                                                     2.42                             2.11
    2010                                                     2.16                             2.42
    2009                                                     1.63                             2.16
    2008                                                     3.01                             1.63
    2007                                                     2.60                             3.01
    2006                                                     2.11                             2.60
    2005                                                     1.88                             2.11
    2004                                                     1.65                             1.88
    2003                                                     1.34                             1.65
    2002                                                     1.68                             1.34

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) INTERNATIONAL BOND - CLASS A
  BAND 125
    2012                                                        430
    2011                                                          0
    2010                                                        787

AMERICAN CENTURY(R) INTERNATIONAL BOND - INVESTOR CLASS
  BAND 125
    2012                                                     93,558
    2011                                                         69
    2010                                                          9

AMERICAN CENTURY(R) INTERNATIONAL DISCOVERY - INVESTOR CLASS
  BAND 125
    2012                                                          0
    2011                                                      5,323
    2010                                                      1,785
    2009                                                      1,144
    2008                                                        333

AMERICAN CENTURY(R) INTERNATIONAL DISCOVERY - CLASS A
  BAND 125
    2012                                                    152,407
    2011                                                    239,843
    2010                                                    241,002
    2009                                                    183,596
    2008                                                    101,975

AMERICAN CENTURY(R) INTERNATIONAL GROWTH - CLASS A
  BAND 125
    2012                                                    230,938
    2011                                                    201,409
    2010                                                    165,357
    2009                                                    142,053
    2008                                                     82,938
    2007                                                    141,843
    2006                                                     46,347

AMERICAN CENTURY(R) INTERNATIONAL GROWTH - INVESTOR CLASS
  BAND 125
    2012                                                    849,168
    2011                                                    847,501
    2010                                                    840,927
    2009                                                    682,917
    2008                                                    589,391
    2007                                                    555,930
    2006                                                    490,071
    2005                                                    481,271
    2004                                                    393,336
    2003                                                    436,240
    2002                                                    130,388

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LARGE COMPANY VALUE - CLASS A
  BAND 125
    2012                                                  $  1.37                          $  1.57
    2011                                                     1.37                             1.37
    2010                                                     1.25                             1.37
    2009                                                     1.05                             1.25
    2008                                                     1.70                             1.05
    2007                                                     1.75                             1.70
    2006                                                     1.51                             1.75

  BAND 0
    2012                                                  $  1.54                          $  1.79
    2011                                                     1.52                             1.54
    2010                                                     1.37                             1.52
    2009                                                     1.14                             1.37
    2008                                                     1.82                             1.14
    2007                                                     1.85                             1.82
    2006                                                     1.48                             1.85
    2005                                                     1.45                             1.48
    2004                                                     1.28                             1.45

AMERICAN CENTURY(R) LIVESTRONG 2015 - CLASS A
  BAND 125
    2012                                                  $  1.30                          $  1.41
    2011                                                     1.28                             1.30
    2010                                                     1.17                             1.28
    2009                                                     1.00 (05/01/09)                  1.17

  BAND 0
    2012                                                  $  1.34                          $  1.48
    2011                                                     1.30                             1.34
    2010                                                     1.18                             1.30
    2009                                                     1.00 (05/01/09)                  1.18

AMERICAN CENTURY(R) LIVESTRONG 2015 - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.31                          $  1.43
    2011                                                     1.28                             1.31
    2010                                                     1.17                             1.28
    2009                                                     1.00 (05/01/09)                  1.17

  BAND 0
    2012                                                  $  1.35                          $  1.49
    2011                                                     1.31                             1.35
    2010                                                     1.18                             1.31

AMERICAN CENTURY(R) LIVESTRONG 2020 - CLASS A
  BAND 125
    2012                                                  $  1.32                          $  1.44
    2011                                                     1.30                             1.32
    2010                                                     1.18                             1.30
    2009                                                     1.00 (05/01/09)                  1.18

  BAND 0
    2012                                                  $  1.36                          $  1.51
    2011                                                     1.33                             1.36
    2010                                                     1.19                             1.33

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LARGE COMPANY VALUE - CLASS A
  BAND 125
    2012                                                    513,770
    2011                                                    785,241
    2010                                                  1,188,853
    2009                                                  1,235,965
    2008                                                  1,365,605
    2007                                                  1,337,667
    2006                                                  1,045,173

  BAND 0
    2012                                                     67,476
    2011                                                    423,275
    2010                                                    419,858
    2009                                                    366,693
    2008                                                    274,192
    2007                                                    223,327
    2006                                                    181,604
    2005                                                    510,254
    2004                                                    113,289

AMERICAN CENTURY(R) LIVESTRONG 2015 - CLASS A
  BAND 125
    2012                                                 12,940,451
    2011                                                  8,380,520
    2010                                                  4,777,583
    2009                                                  1,637,655

  BAND 0
    2012                                                    345,047
    2011                                                     95,232
    2010                                                     98,763
    2009                                                     14,003

AMERICAN CENTURY(R) LIVESTRONG 2015 - INVESTOR CLASS
  BAND 125
    2012                                                  7,540,991
    2011                                                  4,159,692
    2010                                                  3,223,481
    2009                                                     57,504

  BAND 0
    2012                                                  1,098,804
    2011                                                    963,099
    2010                                                    456,364

AMERICAN CENTURY(R) LIVESTRONG 2020 - CLASS A
  BAND 125
    2012                                                 11,819,175
    2011                                                  6,921,485
    2010                                                  3,624,796
    2009                                                  1,640,323

  BAND 0
    2012                                                  1,607,851
    2011                                                    407,867
    2010                                                    706,836

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LIVESTRONG 2020 - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.32                          $  1.46
    2011                                                     1.31                             1.32
    2010                                                     1.18                             1.31

  BAND 0
    2012                                                  $  1.37                          $  1.52
    2011                                                     1.33                             1.37
    2010                                                     1.19                             1.33

AMERICAN CENTURY(R) LIVESTRONG 2025 - CLASS A
  BAND 125
    2012                                                  $  1.33                          $  1.47
    2011                                                     1.33                             1.33
    2010                                                     1.20                             1.33
    2009                                                     1.00 (05/01/09)                  1.20

  BAND 0
    2012                                                  $  1.38                          $  1.54
    2011                                                     1.36                             1.38
    2010                                                     1.21                             1.36

AMERICAN CENTURY(R) LIVESTRONG 2025 - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.34                          $  1.48
    2011                                                     1.33                             1.34
    2010                                                     1.20                             1.33
    2009                                                     1.00 (05/01/09)                  1.20

  BAND 0
    2012                                                  $  1.39                          $  1.55
    2011                                                     1.36                             1.39
    2010                                                     1.21                             1.36

AMERICAN CENTURY(R) LIVESTRONG 2030 - CLASS A
  BAND 125
    2012                                                  $  1.35                          $  1.50
    2011                                                     1.35                             1.35
    2010                                                     1.21                             1.35
    2009                                                     1.00 (05/01/09)                  1.21
  BAND 0
    2012                                                  $  1.39                          $  1.57
    2011                                                     1.38                             1.39
    2010                                                     1.22                             1.38

AMERICAN CENTURY(R) LIVESTRONG 2030 - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.36                          $  1.51
    2011                                                     1.36                             1.36
    2010                                                     1.22                             1.36

  BAND 0
    2012                                                  $  1.40                          $  1.58
    2011                                                     1.39                             1.40
    2010                                                     1.23                             1.39

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LIVESTRONG 2020 - INVESTOR CLASS
  BAND 125
    2012                                                  9,553,542
    2011                                                  6,448,379
    2010                                                  3,499,128

  BAND 0
    2012                                                  1,109,395
    2011                                                    837,155
    2010                                                    414,566

AMERICAN CENTURY(R) LIVESTRONG 2025 - CLASS A
  BAND 125
    2012                                                 12,981,683
    2011                                                  7,831,506
    2010                                                  3,897,760
    2009                                                  1,218,992

  BAND 0
    2012                                                    811,873
    2011                                                    475,952
    2010                                                    416,007

AMERICAN CENTURY(R) LIVESTRONG 2025 - INVESTOR CLASS
  BAND 125
    2012                                                  7,868,145
    2011                                                  5,098,654
    2010                                                  3,517,307
    2009                                                     31,934

  BAND 0
    2012                                                  1,298,170
    2011                                                    891,632
    2010                                                    534,233

AMERICAN CENTURY(R) LIVESTRONG 2030 - CLASS A
  BAND 125
    2012                                                  9,921,337
    2011                                                  6,029,404
    2010                                                  3,505,132
    2009                                                  1,108,217
  BAND 0
    2012                                                  1,022,666
    2011                                                    109,663
    2010                                                    534,233

AMERICAN CENTURY(R) LIVESTRONG 2030 - INVESTOR CLASS
  BAND 125
    2012                                                  6,850,132
    2011                                                  4,394,880
    2010                                                  2,261,026

  BAND 0
    2012                                                    856,511
    2011                                                    642,417
    2010                                                    390,699

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LIVESTRONG 2035 - CLASS A
  BAND 125
    2012                                                  $  1.37                          $  1.53
    2011                                                     1.38                             1.37
    2010                                                     1.23                             1.38
    2009                                                     1.00 (05/01/09)                  1.23

  BAND 50
    2012                                                  $  1.40                          $  1.57
    2011                                                     1.40                             1.40
    2010                                                     1.24                             1.40

  BAND 0
    2012                                                  $  1.42                          $  1.60
    2011                                                     1.41                             1.42
    2010                                                     1.24                             1.41

AMERICAN CENTURY(R) LIVESTRONG 2035 - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.38                          $  1.55
    2011                                                     1.39                             1.38
    2010                                                     1.23                             1.39
    2009                                                     1.00 (05/01/09)                  1.23

  BAND 0
    2012                                                  $  1.43                          $  1.62
    2011                                                     1.42                             1.43
    2010                                                     1.24                             1.42

AMERICAN CENTURY(R) LIVESTRONG 2040 - CLASS A
  BAND 125
    2012                                                  $  1.39                          $  1.57
    2011                                                     1.41                             1.39
    2010                                                     1.25                             1.41
    2009                                                     1.00 (05/01/09)                  1.25

  BAND 100
    2012                                                  $  1.40                          $  1.58

  BAND 0
    2012                                                  $  1.44                          $  1.64
    2011                                                     1.44                             1.44
    2010                                                     1.26                             1.44

AMERICAN CENTURY(R) LIVESTRONG 2040 - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.40                          $  1.58
    2011                                                     1.42                             1.40
    2010                                                     1.25                             1.42

  BAND 0
    2012                                                  $  1.44                          $  1.65
    2011                                                     1.45                             1.44
    2010                                                     1.26                             1.45

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LIVESTRONG 2035 - CLASS A
  BAND 125
    2012                                                  8,184,459
    2011                                                  5,888,624
    2010                                                  3,149,445
    2009                                                  1,125,320

  BAND 50
    2012                                                      3,521
    2011                                                      3,238
    2010                                                        793

  BAND 0
    2012                                                    369,760
    2011                                                    176,108
    2010                                                    131,553

AMERICAN CENTURY(R) LIVESTRONG 2035 - INVESTOR CLASS
  BAND 125
    2012                                                  6,071,280
    2011                                                  3,738,218
    2010                                                  1,713,746
    2009                                                      3,892

  BAND 0
    2012                                                    829,137
    2011                                                    569,856
    2010                                                    314,942

AMERICAN CENTURY(R) LIVESTRONG 2040 - CLASS A
  BAND 125
    2012                                                  7,233,304
    2011                                                  4,146,440
    2010                                                  2,352,543
    2009                                                    559,321

  BAND 100
    2012                                                      1,120

  BAND 0
    2012                                                  1,183,708
    2011                                                    153,824
    2010                                                    281,155

AMERICAN CENTURY(R) LIVESTRONG 2040 - INVESTOR CLASS
  BAND 125
    2012                                                  5,914,245
    2011                                                  3,619,020
    2010                                                  1,559,523

  BAND 0
    2012                                                    687,340
    2011                                                    488,754
    2010                                                    272,970

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LIVESTRONG 2045 - CLASS A
  BAND 125
    2012                                                   $  1.39                           $  1.58
    2011                                                      1.42                              1.39
    2010                                                      1.25                              1.42
    2009                                                      1.00 (05/01/09)                   1.25

  BAND 100
    2012                                                   $  1.40                           $  1.59

  BAND 0
    2012                                                   $  1.44                           $  1.65
    2011                                                      1.45                              1.44
    2010                                                      1.26                              1.45

AMERICAN CENTURY(R) LIVESTRONG 2045 - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.40                           $  1.59
    2011                                                      1.43                              1.40
    2010                                                      1.26                              1.43
    2009                                                      1.00 (05/01/09)                   1.26

  BAND 0
    2012                                                   $  1.45                           $  1.67
    2011                                                      1.46                              1.45
    2010                                                      1.27                              1.46

AMERICAN CENTURY(R) LIVESTRONG 2050 - CLASS A
  BAND 125
    2012                                                   $  1.40                           $  1.59
    2011                                                      1.43                              1.40
    2010                                                      1.26                              1.43
    2009                                                      1.00 (05/01/09)                   1.26

  BAND 0
    2012                                                   $  1.45                           $  1.67
    2011                                                      1.46                              1.45
    2010                                                      1.27                              1.46

AMERICAN CENTURY(R) LIVESTRONG 2050 - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.41                           $  1.60
    2011                                                      1.44                              1.41
    2010                                                      1.26                              1.44

  BAND 0
    2012                                                   $  1.46                           $  1.68
    2011                                                      1.47                              1.46
    2010                                                      1.27                              1.47

AMERICAN CENTURY(R) LIVESTRONG 2055 - CLASS A
  BAND 125
    2012                                                   $  0.93                           $  1.06
    2011                                                      1.00 (04/01/11)                   0.93

  BAND 0
    2012                                                   $  0.94                           $  1.08

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LIVESTRONG 2045 - CLASS A
  BAND 125
    2012                                                   4,030,486
    2011                                                   2,486,219
    2010                                                   1,164,565
    2009                                                     355,157

  BAND 100
    2012                                                       2,715

  BAND 0
    2012                                                     364,211
    2011                                                     136,843
    2010                                                     127,298

AMERICAN CENTURY(R) LIVESTRONG 2045 - INVESTOR CLASS
  BAND 125
    2012                                                   2,978,285
    2011                                                   1,743,664
    2010                                                     823,793
    2009                                                       9,971

  BAND 0
    2012                                                     489,432
    2011                                                     339,694
    2010                                                     188,028

AMERICAN CENTURY(R) LIVESTRONG 2050 - CLASS A
  BAND 125
    2012                                                   2,728,105
    2011                                                   1,607,667
    2010                                                     680,617
    2009                                                     257,861

  BAND 0
    2012                                                     395,452
    2011                                                     124,534
    2010                                                     112,315

AMERICAN CENTURY(R) LIVESTRONG 2050 - INVESTOR CLASS
  BAND 125
    2012                                                   2,161,388
    2011                                                   1,190,201
    2010                                                     629,545

  BAND 0
    2012                                                     315,629
    2011                                                     227,082
    2010                                                     127,230

AMERICAN CENTURY(R) LIVESTRONG 2055 - CLASS A
  BAND 125
    2012                                                     473,815
    2011                                                      94,061

  BAND 0
    2012                                                       9,773

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LIVESTRONG 2055 - INVESTOR CLASS
  BAND 125
    2012                                                   $  0.93                           $  1.06
    2011                                                      1.00 (04/01/11)                   0.93

  BAND 0
    2012                                                   $  0.94                           $  1.09
    2011                                                      1.00 (04/01/11)                   0.94

AMERICAN CENTURY(R) LIVESTRONG INCOME - CLASS A
  BAND 125
    2012                                                   $  1.27                           $  1.38
    2011                                                      1.25                              1.27
    2010                                                      1.15                              1.25
    2009                                                      1.00 (05/01/09)                   1.15

  BAND 0
    2012                                                   $  1.32                           $  1.45

AMERICAN CENTURY(R) LIVESTRONG INCOME - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.28                           $  1.39
    2011                                                      1.25                              1.28
    2010                                                      1.15                              1.25

  BAND 0
    2012                                                   $  1.32                           $  1.46
    2011                                                      1.28                              1.32
    2010                                                      1.16                              1.28

AMERICAN CENTURY(R) MID-CAP VALUE - CLASS A
  BAND 125
    2012                                                   $  1.52                           $  1.74
    2011                                                      1.55                              1.52
    2010                                                      1.32                              1.55
    2009                                                      1.03                              1.32

  BAND 0
    2012                                                   $  1.58                           $  1.83
    2011                                                      1.59                              1.58
    2010                                                      1.34                              1.59

AMERICAN CENTURY(R) MID-CAP VALUE - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.53                           $  1.76
    2011                                                      1.56                              1.53
    2010                                                      1.32                              1.56
    2009                                                      1.03                              1.32

  BAND 0
    2012                                                   $  1.59                           $  1.85

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) LIVESTRONG 2055 - INVESTOR CLASS
  BAND 125
    2012                                                     183,967
    2011                                                      16,185

  BAND 0
    2012                                                       8,264
    2011                                                       1,528

AMERICAN CENTURY(R) LIVESTRONG INCOME - CLASS A
  BAND 125
    2012                                                   1,789,186
    2011                                                     861,482
    2010                                                     386,601
    2009                                                      35,426

  BAND 0
    2012                                                     362,961

AMERICAN CENTURY(R) LIVESTRONG INCOME - INVESTOR CLASS
  BAND 125
    2012                                                   1,791,943
    2011                                                   1,726,001
    2010                                                     394,579

  BAND 0
    2012                                                      23,704
    2011                                                      14,095
    2010                                                       3,832

AMERICAN CENTURY(R) MID-CAP VALUE - CLASS A
  BAND 125
    2012                                                   1,179,331
    2011                                                     688,606
    2010                                                      77,429
    2009                                                      59,773

  BAND 0
    2012                                                      40,933
    2011                                                      36,024
    2010                                                       6,327

AMERICAN CENTURY(R) MID-CAP VALUE - INVESTOR CLASS
  BAND 125
    2012                                                   1,828,315
    2011                                                   1,064,186
    2010                                                     615,122
    2009                                                     108,435

  BAND 0
    2012                                                   1,212,406

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) REAL ESTATE - CLASS A
  BAND 125
    2012                                                  $  2.03                           $  2.35
    2011                                                     1.84                              2.03
    2010                                                     1.45                              1.84
    2009                                                     1.16                              1.45
    2008                                                     2.08                              1.16
    2007                                                     2.51                              2.08
    2006                                                     1.89                              2.51

  BAND 100
    2012                                                  $  2.07                           $  2.41

  BAND 0
    2012                                                  $  2.27                           $  2.67
    2011                                                     2.04                              2.27
    2010                                                     1.59                              2.04
    2009                                                     1.25                              1.59
    2008                                                     2.22                              1.25
    2007                                                     2.64                              2.22
    2006                                                     1.89                              2.64
    2005                                                     1.65                              1.89
    2004                                                     1.29                              1.65

AMERICAN CENTURY(R) SELECT - CLASS A
  BAND 125
    2012                                                  $  1.11                           $  1.26
    2011                                                     1.12                              1.11
    2010                                                     0.99                              1.12
    2009                                                     0.74                              0.99
    2008                                                     1.25                              0.74
    2007                                                     1.06                              1.25
    2006                                                     1.08                              1.06

AMERICAN CENTURY(R) REAL ESTATE - INVESTOR CLASS
  BAND 125
    2012                                                  $  0.84                           $  0.97
    2011                                                     0.76                              0.84
    2010                                                     0.60                              0.76
    2009                                                     0.48                              0.60
    2008                                                     0.85                              0.48
    2007                                                     1.00 (5/24/07)                    0.85

AMERICAN CENTURY(R) SELECT - INVESTOR CLASS
  BAND 125
    2012                                                  $  2.20                           $  2.49
    2011                                                     2.19                              2.20
    2010                                                     1.94                              2.19
    2009                                                     1.46                              1.94
    2008                                                     2.44                              1.46
    2007                                                     2.03                              2.44
    2006                                                     2.10                              2.03
    2005                                                     2.10                              2.10
    2004                                                     1.99                              2.10
    2003                                                     1.61                              1.99
    2002                                                     2.11                              1.61

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) REAL ESTATE - CLASS A
  BAND 125
    2012                                                  1,259,227
    2011                                                    748,646
    2010                                                  1,061,530
    2009                                                    860,977
    2008                                                    644,022
    2007                                                    514,912
    2006                                                    847,313

  BAND 100
    2012                                                        362

  BAND 0
    2012                                                    285,194
    2011                                                    128,262
    2010                                                    289,416
    2009                                                    280,215
    2008                                                    216,210
    2007                                                    142,257
    2006                                                     87,376
    2005                                                    191,151
    2004                                                     50,800

AMERICAN CENTURY(R) SELECT - CLASS A
  BAND 125
    2012                                                    257,214
    2011                                                     84,500
    2010                                                     96,328
    2009                                                     93,810
    2008                                                     71,559
    2007                                                     89,918
    2006                                                     46,347

AMERICAN CENTURY(R) REAL ESTATE - INVESTOR CLASS
  BAND 125
    2012                                                  7,452,986
    2011                                                    993,413
    2010                                                  1,217,601
    2009                                                  1,143,716
    2008                                                  1,660,372
    2007                                                  1,106,259

AMERICAN CENTURY(R) SELECT - INVESTOR CLASS
  BAND 125
    2012                                                     24,322
    2011                                                     14,460
    2010                                                     15,330
    2009                                                     15,022
    2008                                                     13,636
    2007                                                      1,279
    2006                                                      2,919
    2005                                                     20,250
    2004                                                     14,757
    2003                                                    107,703
    2002                                                     91,651

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) SMALL-CAP GROWTH - CLASS A
  BAND 125
    2012                                                  $  1.39                           $ 1.57
    2011                                                     1.49                             1.39
    2010                                                     1.16                             1.49
    2009                                                     0.94                             1.16
    2008                                                     1.65                             0.94
    2007                                                     1.35                             1.65
    2006                                                     1.21                             1.35
    2005                                                     1.17                             1.21
    2004                                                     1.00 (05/17/04)                  1.17

  BAND 100
    2012                                                  $  1.42                           $ 1.60
    2011                                                     1.51                             1.42
    2010                                                     1.18                             1.51
    2009                                                     0.95                             1.18
    2008                                                     1.67                             0.95

AMERICAN CENTURY(R) SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                  $  2.12                           $ 2.43
    2011                                                     2.30                             2.12
    2010                                                     1.89                             2.30
    2009                                                     1.38                             1.89
    2008                                                     1.93                             1.38
    2007                                                     2.02                             1.93
    2006                                                     1.77                             2.02
    2005                                                     1.66                             1.77
    2004                                                     1.52                             1.66

  BAND 50
    2012                                                  $  2.25                           $ 2.61
    2011                                                     2.43                             2.25
    2010                                                     1.98                             2.43

  BAND 0
    2012                                                  $  2.36                           $ 2.75
    2011                                                     2.54                             2.36
    2010                                                     2.05                             2.54

AMERICAN CENTURY(R) SMALL-CAP VALUE FUND - INVESTOR
  BAND 125
    2012                                                  $  2.27                           $ 2.61
    2011                                                     2.46                             2.27
    2010                                                     2.01                             2.46
    2009                                                     1.47                             2.01
    2008                                                     2.05                             1.47
    2007                                                     2.13                             2.05
    2006                                                     1.87                             2.13
    2005                                                     1.75                             1.87
    2004                                                     1.45                             1.75
    2003                                                     1.08                             1.45
    2002                                                     1.23                             1.08

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) SMALL-CAP GROWTH - CLASS A
  BAND 125
    2012                                                    538,411
    2011                                                    568,575
    2010                                                    718,176
    2009                                                    475,028
    2008                                                    463,450
    2007                                                    219,861
    2006                                                    126,392
    2005                                                     51,638
    2004                                                     37,424

  BAND 100
    2012                                                          0
    2011                                                      1,289
    2010                                                      1,200
    2009                                                        914
    2008                                                        579

AMERICAN CENTURY(R) SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                    443,215
    2011                                                    350,672
    2010                                                    251,731
    2009                                                    138,759
    2008                                                     90,831
    2007                                                     74,618
    2006                                                    189,914
    2005                                                    131,828
    2004                                                     78,721

  BAND 50
    2012                                                     42,864
    2011                                                     42,889
    2010                                                      7,942

  BAND 0
    2012                                                     60,448
    2011                                                     55,001
    2010                                                      7,968

AMERICAN CENTURY(R) SMALL-CAP VALUE FUND - INVESTOR
  BAND 125
    2012                                                  4,394,657
    2011                                                  4,503,943
    2010                                                  4,498,490
    2009                                                  3,896,716
    2008                                                  3,748,913
    2007                                                  3,912,022
    2006                                                  4,345,605
    2005                                                  3,772,575
    2004                                                  3,009,325
    2003                                                  1,341,148
    2002                                                    515,244

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   $  2.59                           $  3.03
    2011                                                      2.78                              2.59
    2010                                                      1.01 (05/01/03)                   2.78

AMERICAN CENTURY(R) SMALL COMPANY STOCK - CLASS A
  BAND 125
    2012                                                   $  1.75                           $  1.96
    2011                                                      1.79                              1.75
    2010                                                      1.43                              1.79
    2009                                                      1.20                              1.43
    2008                                                      1.97                              1.20
    2007                                                      2.13                              1.97
    2006                                                      2.06                              2.13

AMERICAN CENTURY(R) STRATEGIC ALLOCATION AGGRESSIVE - CLASS A
  BAND 125
    2012                                                   $  1.66                           $  1.89
    2011                                                      1.72                              1.66
    2010                                                      1.52                              1.72
    2009                                                      1.22                              1.52
    2008                                                      1.87                              1.22
    2007                                                      1.65                              1.87
    2006                                                      1.47                              1.65
    2005                                                      1.39                              1.47
    2004                                                      1.26                              1.39

  BAND 100
    2012                                                   $  1.70                           $  1.93
    2011                                                      1.75                              1.70
    2010                                                      1.54                              1.75
    2009                                                      1.24                              1.54
    2008                                                      1.89                              1.24
    2007                                                      1.67                              1.89

  BAND 50
    2012                                                   $  1.77                           $  2.02
    2011                                                      1.82                              1.77
    2010                                                      1.59                              1.82

  BAND 0
    2012                                                   $  1.86                           $  2.13
    2011                                                      1.90                              1.86
    2010                                                      1.65                              1.90

AMERICAN CENTURY(R) STRATEGIC ALLOCATION AGGRESSIVE - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.47                           $  1.67
    2011                                                      1.51                              1.47
    2010                                                      1.33                              1.51
    2009                                                      1.07                              1.33
    2008                                                      1.64                              1.07
    2007                                                      1.45                              1.64
    2006                                                      1.28                              1.45

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                     218,774
    2011                                                     210,246
    2010                                                     154,247

AMERICAN CENTURY(R) SMALL COMPANY STOCK - CLASS A
  BAND 125
    2012                                                      68,671
    2011                                                      52,786
    2010                                                      63,724
    2009                                                      65,186
    2008                                                      53,554
    2007                                                      45,071
    2006                                                      70,878

AMERICAN CENTURY(R) STRATEGIC ALLOCATION AGGRESSIVE - CLASS A
  BAND 125
    2012                                                   5,980,379
    2011                                                   5,046,090
    2010                                                   4,523,161
    2009                                                   4,074,877
    2008                                                   2,469,327
    2007                                                   1,169,269
    2006                                                   1,018,890
    2005                                                     509,829
    2004                                                     259,047

  BAND 100
    2012                                                     197,276
    2011                                                     168,620
    2010                                                     129,782
    2009                                                      91,796
    2008                                                      50,609
    2007                                                      15,854

  BAND 50
    2012                                                      19,701
    2011                                                      21,354
    2010                                                      23,810

  BAND 0
    2012                                                   1,401,309
    2011                                                   1,306,148
    2010                                                     278,790

AMERICAN CENTURY(R) STRATEGIC ALLOCATION AGGRESSIVE - INVESTOR CLASS
  BAND 125
    2012                                                  23,882,811
    2011                                                  21,751,649
    2010                                                  19,557,891
    2009                                                  17.387,419
    2008                                                  14,029,956
    2007                                                   9,397,001
    2006                                                   5,128,840

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   $  1.65                           $  1.90
    2011                                                      1.69                              1.65
    2010                                                      1.00 (05/31/02)                   1.69

AMERICAN CENTURY(R) STRATEGIC ALLOCATION CONSERVATIVE - CLASS A
  BAND 125
    2012                                                   $  1.44                           $  1.56
    2011                                                      1.42                              1.44
    2010                                                      1.31                              1.42
    2009                                                      1.16                              1.31
    2008                                                      1.40                              1.16
    2007                                                      1.32                              1.40
    2006                                                      1.23                              1.32
    2005                                                      1.20                              1.23
    2004                                                      1.13                              1.20

  BAND 100
    2012                                                   $  1.47                           $  1.60
    2011                                                      1.44                              1.47
    2010                                                      1.33                              1.44
    2009                                                      1.18                              1.33
    2008                                                      1.41                              1.18
    2007                                                      1.33                              1.41

  BAND 0
    2012                                                   $  1.60                           $  1.75
    2011                                                      1.55                              1.60
    2010                                                      1.02 (05/01/03)                   1.55

AMERICAN CENTURY(R) STRATEGIC ALLOCATION CONSERVATIVE - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.39                           $  1.50
    2011                                                      1.36                              1.39
    2010                                                      1.26                              1.36
    2009                                                      1.11                              1.26
    2008                                                      1.33                              1.11
    2007                                                      1.26                              1.33
    2006                                                      1.17                              1.26

  BAND 0
    2012                                                   $  1.57                           $  1.72
    2011                                                      1.51                              1.57
    2010                                                      1.38                              1.51

AMERICAN CENTURY(R) STRATEGIC ALLOCATION MODERATE - CLASS A
  BAND 125
    2012                                                   $  1.59                           $  1.77
    2011                                                      1.60                              1.59
    2010                                                      1.44                              1.60
    2009                                                      1.21                              1.44
    2008                                                      1.66                              1.21
    2007                                                      1.52                              1.66
    2006                                                      1.39                              1.52

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                     457,792
    2011                                                     417,435
    2010                                                     422,965

AMERICAN CENTURY(R) STRATEGIC ALLOCATION CONSERVATIVE - CLASS A
  BAND 125
    2012                                                   3,389,605
    2011                                                   2,636,851
    2010                                                   2,390,868
    2009                                                   1,973,305
    2008                                                   1,940,616
    2007                                                   1,038,630
    2006                                                     509,830
    2005                                                     197,157
    2004                                                      71,118

  BAND 100
    2012                                                      70,090
    2011                                                      59,923
    2010                                                      46,967
    2009                                                      36,091
    2008                                                         814
    2007                                                         195

  BAND 0
    2012                                                     179,804
    2011                                                     170,685
    2010                                                      69,102

AMERICAN CENTURY(R) STRATEGIC ALLOCATION CONSERVATIVE - INVESTOR CLASS
  BAND 125
    2012                                                   5,764,235
    2011                                                   5,027,788
    2010                                                   5,064,756
    2009                                                   4,838,273
    2008                                                   3,844,730
    2007                                                   2,278,412
    2006                                                   2,033,865

  BAND 0
    2012                                                     541,205
    2011                                                     630,906
    2010                                                     710,756

AMERICAN CENTURY(R) STRATEGIC ALLOCATION MODERATE - CLASS A
  BAND 125
    2012                                                  12,895,546
    2011                                                  11,702,163
    2010                                                  10,739,208
    2009                                                   8,769,582
    2008                                                   6,417,840
    2007                                                   2,393,701
    2006                                                   2,215,858

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                  $  1.62                          $  1.81
    2011                                                     1.63                             1.62
    2010                                                     1.47                             1.63
    2009                                                     1.23                             1.47
    2008                                                     1.67                             1.23
    2007                                                     1.53                             1.67
    2006                                                     1.37                             1.53
    2005                                                     1.31                             1.37
    2004                                                     1.21                             1.31

  BAND 75
    2012                                                  $  1.66                          $  1.85
    2011                                                     1.66                             1.66

  BAND 50
    2012                                                  $  1.69                          $  1.90
    2011                                                     1.69                             1.69
    2010                                                     1.51                             1.69

  BAND 0
    2012                                                  $  1.77                          $  2.00
    2011                                                     1.77                             1.77
    2010                                                     1.57                             1.77

AMERICAN CENTURY(R) STRATEGIC ALLOCATION MODERATE - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.46                          $  1.63
    2011                                                     1.47                             1.46
    2010                                                     1.32                             1.47
    2009                                                     1.11                             1.32
    2008                                                     1.51                             1.11
    2007                                                     1.38                             1.51
    2006                                                     1.26                             1.38

  BAND 0
    2012                                                  $  1.65                          $  1.86
    2011                                                     1.64                             1.65
    2010                                                     1.46                             1.64

AMERICAN CENTURY(R) ULTRA - INVESTOR CLASS
  BAND 125
    2012                                                  $  2.37                          $  2.67
    2011                                                     2.37                             2.37
    2010                                                     2.06                             2.37
    2009                                                     1.54                             2.06
    2008                                                     2.68                             1.54
    2007                                                     2.23                             2.68
    2006                                                     2.33                             2.23
    2005                                                     2.31                             2.33
    2004                                                     2.11                             2.31
    2003                                                     1.70                             2.11

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                    302,401
    2011                                                    299,200
    2010                                                    426,668
    2009                                                  4,563,198
    2008                                                  4,113,686
    2007                                                  2,568,262
    2006                                                    918,644
    2005                                                  1,347,923
    2004                                                    586,339

  BAND 75
    2012                                                  1,028,199
    2011                                                  1,055,544

  BAND 50
    2012                                                     11,533
    2011                                                     12,803
    2010                                                     11,866

  BAND 0
    2012                                                  1,862,496
    2011                                                  1,795,448
    2010                                                    195,762

AMERICAN CENTURY(R) STRATEGIC ALLOCATION MODERATE - INVESTOR CLASS
  BAND 125
    2012                                                 40,859,329
    2011                                                 38,073,248
    2010                                                 35,016.804
    2009                                                 33,699,497
    2008                                                 28,417,955
    2007                                                 16,260,633
    2006                                                  6,700,797

  BAND 0
    2012                                                  3,145,815
    2011                                                  3,403,402
    2010                                                  3,568,225

AMERICAN CENTURY(R) ULTRA - INVESTOR CLASS
  BAND 125
    2012                                                    249,550
    2011                                                    264,155
    2010                                                    101,485
    2009                                                    101,218
    2008                                                    134,718
    2007                                                     71,351
    2006                                                    288,671
    2005                                                    309,375
    2004                                                    286,247
    2003                                                    400.189

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) ULTRA - CLASS A
  BAND 125
    2012                                                  $  1.33                           $  1.49
    2011                                                     1.33                              1.33
    2010                                                     1.16                              1.33
    2009                                                     0.87                              1.16
    2008                                                     1.51                              0.87
    2007                                                     1.26                              1.51
    2006                                                     1.32                              1.26
    2005                                                     1.32                              1.32
    2004                                                     1.21                              1.32

AMERICAN CENTURY(R) VISTA - CLASS A
  BAND 125
    2012                                                  $  1.19                           $  1.35
    2011                                                     1.31                              1.19
    2010                                                     1.07                              1.31
    2009                                                     0.90                              1.07
    2008                                                     1.77                              0.90
    2007                                                     1.30                              1.77
    2006                                                     1.21                              1.30
    2005                                                     1.12                              1.21
    2004                                                     1.00 (05/17/04)                   1.12

AMERICAN CENTURY(R) VISTA - INVESTOR CLASS
  BAND 125
    2012                                                  $  0.81                           $  0.92
    2011                                                     0.89                              0.81
    2010                                                     0.73                              0.89
    2009                                                     0.60                              0.73
    2008                                                     1.19                              0.60
    2007                                                     1.00 (5/24/07)                    1.19

AMERICAN CENTURY(R) VP CAPITAL APPRECIATION - CLASS I
  BAND 125
    2012                                                  $  2.39                           $  2.74
    2011                                                     2.59                              2.39
    2010                                                     2.00                              2.59
    2009                                                     1.48                              2.00
    2008                                                     2.78                              1.48
    2007                                                     1.93                              2.78
    2006                                                     1.67                              1.93
    2005                                                     1.38                              1.67
    2004                                                     1.30                              1.38
    2003                                                     1.09                              1.30
    2002                                                     1.41                              1.09

  BAND 25
    2012                                                  $  2.60                           $  3.01
    2011                                                     2.79                              2.60
    2010                                                     2.13                              2.79
    2009                                                     1.56                              2.13
    2008                                                     2.90                              1.56

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) ULTRA - CLASS A
  BAND 125
    2012                                                    411,335
    2011                                                    415,957
    2010                                                    352,431
    2009                                                    343,801
    2008                                                    301,051
    2007                                                    295,358
    2006                                                    392,425
    2005                                                    394,020
    2004                                                     39,386

AMERICAN CENTURY(R) VISTA - CLASS A
  BAND 125
    2012                                                    295,425
    2011                                                    462,849
    2010                                                    690,815
    2009                                                    664,856
    2008                                                    594,598
    2007                                                    363,477
    2006                                                    765,754
    2005                                                    134,549
    2004                                                     36,669

AMERICAN CENTURY(R) VISTA - INVESTOR CLASS
  BAND 125
    2012                                                  2,370,901
    2011                                                  2,801,852
    2010                                                  2,921,488
    2009                                                  4,516,523
    2008                                                  4,323,447
    2007                                                  1,149,784

AMERICAN CENTURY(R) VP CAPITAL APPRECIATION - CLASS I
  BAND 125
    2012                                                  5,034,146
    2011                                                  5,436,459
    2010                                                  5,326,783
    2009                                                  5,438,077
    2008                                                  5,734,227
    2007                                                  5,708,745
    2006                                                  5,852,664
    2005                                                  6,566,358
    2004                                                  5,804,303
    2003                                                  5,921.060
    2002                                                  5,554,227

  BAND 25
    2012                                                          0
    2011                                                          0
    2010                                                    203,738
    2009                                                    139,222
    2008                                                     74,014

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) AMCAP FUND - CLASS R3
  BAND 125
    2012                                                  $  1.04                          $  1.19
    2011                                                     1.05                             1.04
    2010                                                     0.94                             1.05
    2009                                                     0.69                             0.94
    2008                                                     1.12                             0.69
    2007                                                     1.06                             1.12
    2006                                                     1.00 (01/03/06)                  1.06

  BAND 0
    2012                                                  $  1.12                          $  1.30
    2011                                                     1.12                             1.12
    2010                                                     0.99                             1.12
    2009                                                     0.71                             0.99
    2008                                                     1.14                             0.71
    2007                                                     1.07                             1.14
    2006                                                     1.00                             1.07

AMERICAN FUNDS(R) AMCAP FUND - CLASS R4
  BAND 125
    2012                                                  $  1.02                          $  1.16
    2011                                                     1.03                             1.02
    2010                                                     0.91                             1.03
    2009                                                     0.66                             0.91
    2008                                                     1.08                             0.66
    2007                                                     1.01                             1.08

AMERICAN FUNDS AMERICAN BALANCED FUND - CLASS R3
  BAND 125
    2012                                                  $  1.14                          $  1.28
    2011                                                     1.12                             1.14
    2010                                                     1.01                             1.12

AMERICAN FUNDS(R) AMERICAN BALANCED FUND - CLASS R4
  BAND 125
    2012                                                  $  1.15                          $  1.30
    2011                                                     1.12                             1.15

AMERICAN FUNDS(R) AMERICAN HIGH INCOME TRUST - CLASS R3
  BAND 125
    2012                                                  $  1.30                          $  1.47
    2011                                                     1.30                             1.30
    2010                                                     1.15                             1.30
    2009                                                     0.78                             1.15
    2008                                                     1.10                             0.78
    2007                                                     1.10                             1.10
    2006                                                     1.00 (01/03/06)                  1.10

  BAND 0
    2012                                                  $  1.40                          $  1.60
    2011                                                     1.38                             1.40
    2010                                                     1.20                             1.38
    2009                                                     0.81                             1.20
    2008                                                     1.13                             0.81
    2007                                                     1.12                             1.13

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) AMCAP FUND - CLASS R3
  BAND 125
    2012                                                    543,469
    2011                                                    520,109
    2010                                                    346,384
    2009                                                    289,759
    2008                                                     78.121
    2007                                                     17,072
    2006                                                     35,600

  BAND 0
    2012                                                    618,565
    2011                                                    576,480
    2010                                                    532,092
    2009                                                    438,577
    2008                                                    295,455
    2007                                                          0
    2006                                                    150,144

AMERICAN FUNDS(R) AMCAP FUND - CLASS R4
  BAND 125
    2012                                                  3,455,982
    2011                                                  3,264,427
    2010                                                    303,037
    2009                                                    212,653
    2008                                                    157,584
    2007                                                    104,507

AMERICAN FUNDS AMERICAN BALANCED FUND - CLASS R3
  BAND 125
    2012                                                  4,095,869
    2011                                                    683,659
    2010                                                     49,487

AMERICAN FUNDS(R) AMERICAN BALANCED FUND - CLASS R4
  BAND 125
    2012                                                  2,619,333
    2011                                                    579,339

AMERICAN FUNDS(R) AMERICAN HIGH INCOME TRUST - CLASS R3
  BAND 125
    2012                                                  2,773,823
    2011                                                  2,499,787
    2010                                                  2,401,359
    2009                                                  1,826,547
    2008                                                    697,641
    2007                                                    314,645
    2006                                                  1,475,241

  BAND 0
    2012                                                    274,583
    2011                                                    257,600
    2010                                                    215,406
    2009                                                    253,460
    2008                                                    170,988
    2007                                                    182,619

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) AMERICAN HIGH INCOME TRUST - CLASS R4
  BAND 125
    2012                                                  $  1.24                          $  1.40
    2011                                                     1.23                             1.24
    2010                                                     1.08                             1.23
    2009                                                     0.74                             1.08
    2008                                                     1.03                             0.74
    2007                                                     1.03                             1.03

AMERICAN FUNDS(R) CAPITAL WORLD GROWTH AND INCOME - CLASS R3
  BAND 125
    2012                                                  $  1.04                          $  1.22
    2011                                                     1.14                             1.04
    2010                                                     1.08                             1.14
    2009                                                     0.83                             1.08
    2008                                                     1.36                             0.83
    2007                                                     1.18                             1.36
    2006                                                     1.00 (01/03/06)                  1.18

  BAND 100
    2012                                                  $  1.06                          $  1.24
    2011                                                     1.16                             1.06
    2010                                                     1.09                             1.16
    2009                                                     0.83                             1.09
    2008                                                     1.37                             0.83

  BAND 0
    2012                                                  $  1.12                          $  1.33
    2011                                                     1.22                             1.12
    2010                                                     1.13                             1.22
    2009                                                     0.86                             1.13
    2008                                                     1.40                             0.86
    2007                                                     1.19                             1.40

AMERICAN FUNDS(R) CAPITAL WORLD GROWTH AND INCOME - CLASS R4
  BAND 125
    2012                                                  $  0.95                          $  1.12
    2011                                                     1.04                             0.95
    2010                                                     0.98                             1.04
    2009                                                     0.75                             0.98
    2008                                                     1.23                             0.75
    2007                                                     1.06                             1.23
    2006                                                     1.00 (10/23/06)                  1.06

  BAND 0
    2012                                                  $  1.01                          $  1.21
    2011                                                     1.10                             1.01
    2010                                                     1.02                             1.10

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) AMERICAN HIGH INCOME TRUST - CLASS R4
  BAND 125
    2012                                                  3,926,078
    2011                                                  6,472,828
    2010                                                  6,414,398
    2009                                                  6,246,660
    2008                                                  5,119,549
    2007                                                  4,650,304

AMERICAN FUNDS(R) CAPITAL WORLD GROWTH AND INCOME - CLASS R3
  BAND 125
    2012                                                 13,196,341
    2011                                                 12,488,030
    2010                                                 11,206,401
    2009                                                  8,843,554
    2008                                                  4,217,847
    2007                                                  1,111,784
    2006                                                  7,560,340

  BAND 100
    2012                                                     12,012
    2011                                                     29,164
    2010                                                     25,192
    2009                                                     48,493
    2008                                                      9,357

  BAND 0
    2012                                                  1,380,108
    2011                                                  1,183,845
    2010                                                    720,831
    2009                                                    556,583
    2008                                                    373,765
    2007                                                    256,098

AMERICAN FUNDS(R) CAPITAL WORLD GROWTH AND INCOME - CLASS R4
  BAND 125
    2012                                                 42,309,178
    2011                                                 42,581,932
    2010                                                 38,570,362
    2009                                                 30,937,527
    2008                                                 25,084,924
    2007                                                 17,556,300
    2006                                                    324,332

  BAND 0
    2012                                                    238,441
    2011                                                    177,531
    2010                                                    138,842

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) EUROPACIFIC GROWTH FUND - CLASS R3
  BAND 125
    2012                                                   $  1.01                           $  1.18
    2011                                                      1.18                              1.01
    2010                                                      1.10                              1.18
    2009                                                      0.80                              1.10
    2008                                                      1.37                              0.80
    2007                                                      1.17                              1.37
    2006                                                      1.00 (01/03/06)                   1.17

  BAND 100
    2012                                                   $  1.02                           $  1.20
    2011                                                      1.20                              1.02
    2010                                                      1.11                              1.20
    2009                                                      0.81                              1.11
    2008                                                      1.38                              0.81
    2007                                                      1.17                              1.38
    2006                                                      1.00 (01/03/06)                   1.17

  BAND 50
    2012                                                   $  1.05                           $  1.25
    2011                                                      1.23                              1.05
    2010                                                      1.13                              1.23

  BAND 0
    2012                                                   $  1.08                           $  1.29
    2011                                                      1.26                              1.08
    2010                                                      1.15                              1.26
    2009                                                      0.83                              1.15
    2008                                                      1.40                              0.83
    2007                                                      1.18                              1.40
    2006                                                      1.00 (01/03/06)                   1.18

AMERICAN FUNDS(R) EUROPACIFIC GROWTH FUND - CLASS R4
  BAND 125
    2012                                                   $  0.93                           $  1.09
    2011                                                      1.09                              0.93
    2010                                                      1.01                              1.09
    2009                                                      0.73                              1.01
    2008                                                      1.25                              0.73
    2007                                                      1.06                              1.25
    2006                                                      1.00 (10/23/06)                   1.06

  BAND O
    2012                                                   $  0.99                           $  1.18

AMERICAN FUNDS FUNDAMENTAL INVESTORS - CLASS R3
  BAND 125
    2012                                                   $  0.98                           $  1.13
    2011                                                      1.01                              0.98
    2010                                                      0.90                              1.01
    2009                                                      0.69                              0.90
    2008                                                      1.16                              0.69
    2007                                                      1.04                              1.16

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) EUROPACIFIC GROWTH FUND - CLASS R3
  BAND 125
    2012                                                  16,301,051
    2011                                                  13,803,526
    2010                                                  10,279,349
    2009                                                   7,169,202
    2008                                                   2,810,044
    2007                                                   1,131,501
    2006                                                   4,192,819

  BAND 100
    2012                                                      97,748
    2011                                                     111,529
    2010                                                      98,913
    2009                                                      99,089
    2008                                                      70,603
    2007                                                      71,597
    2006                                                     105,030

  BAND 50
    2012                                                     142,989
    2011                                                     142,239
    2010                                                      13,733

  BAND 0
    2012                                                   2,226,002
    2011                                                   2,152,684
    2010                                                   1,821,298
    2009                                                   1,352,075
    2008                                                     883,186
    2007                                                     645,631
    2006                                                       8,090

AMERICAN FUNDS(R) EUROPACIFIC GROWTH FUND - CLASS R4
  BAND 125
    2012                                                  39,430,332
    2011                                                  36,371,764
    2010                                                  31,739,094
    2009                                                  20,960,447
    2008                                                  11,869,197
    2007                                                   9,653,523
    2006                                                      95,172

  BAND O
    2012                                                   3,696,773

AMERICAN FUNDS FUNDAMENTAL INVESTORS - CLASS R3
  BAND 125
    2012                                                  12,884,095
    2011                                                  11,982,746
    2010                                                   9,933,523
    2009                                                   7,546,223
    2008                                                   3,851,011
    2007                                                   1,250,647

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                  $  0.99                           $  1.14
    2011                                                     1.02                              0.99
    2010                                                     0.91                              1.02
    2009                                                     0.69                              0.91

  BAND 50
    2012                                                  $  1.02                           $  1.18
    2011                                                     1.04                              1.02
    2010                                                     1.00 (01/03/06)                   1.04

  BAND 0
    2012                                                  $  1.04                           $  1.22
    2011                                                     1.07                              1.04
    2010                                                     0.94                              1.07
    2009                                                     0.71                              0.94
    2008                                                     1.17                              0.71
    2007                                                     1.04                              1.17

AMERICAN FUNDS(R) FUNDAMENTAL INVESTORS - CLASS R4
  BAND 125
    2012                                                  $  0.99                           $  1.15
    2011                                                     1.03                              0.99
    2010                                                     0.91                              1.03
    2009                                                     0.69                              0.91
    2008                                                     1.16                              0.69
    2007                                                     1.04                              1.16

AMERICAN FUNDS(R) INTERMEDIATE BOND FUND OF AMERICA - CLASS R3
  BAND 125
    2012                                                  $  1.13                           $  1.14
    2011                                                     1.11                              1.13
    2010                                                     1.07                              1.11
    2009                                                     1.02                              1.07
    2008                                                     1.05                              1.02
    2007                                                     1.01                              1.05
  BAND 0
    2012                                                  $  1.22                           $  1.24
    2011                                                     1.18                              1.22
    2010                                                     1.13                              1.18
    2009                                                     1.06                              1.13
    2008                                                     1.08                              1.06
    2007                                                     1.03                              1.08
    2006                                                     1.02                              1.03

AMERICAN FUNDS(R) INTERMEDIATE BOND FUND OF AMERICA - CLASS R4
  BAND 125
    2012                                                  $  1.13                           $  1.15
    2011                                                     1.11                              1.13
    2010                                                     1.07                              1.11
    2009                                                     1.02                              1.07
    2008                                                     1.06                              1.02
    2007                                                     1.02                              1.06
    2006                                                     1.01 (01/03/06)                   1.02

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                     16,952
    2011                                                     15,165
    2010                                                     13,227
    2009                                                     11,692

  BAND 50
    2012                                                     41,904
    2011                                                     60,589
    2010                                                     27,095

  BAND 0
    2012                                                  1,206,528
    2011                                                  1,151,468
    2010                                                    524,482
    2009                                                    303,084
    2008                                                    149,014
    2007                                                     85,995

AMERICAN FUNDS(R) FUNDAMENTAL INVESTORS - CLASS R4
  BAND 125
    2012                                                 13,264,249
    2011                                                 11,057,642
    2010                                                  8,695,445
    2009                                                  6,345,382
    2008                                                  5,503,285
    2007                                                  3,440,101

AMERICAN FUNDS(R) INTERMEDIATE BOND FUND OF AMERICA - CLASS R3
  BAND 125
    2012                                                    616,914
    2011                                                    658,934
    2010                                                    645,741
    2009                                                    183,986
    2008                                                    142,204
    2007                                                    117,009
  BAND 0
    2012                                                     35,590
    2011                                                    794,074
    2010                                                    696,368
    2009                                                    686,354
    2008                                                    579,129
    2007                                                     29,706
    2006                                                    346,747

AMERICAN FUNDS(R) INTERMEDIATE BOND FUND OF AMERICA - CLASS R4
  BAND 125
    2012                                                  1,673,647
    2011                                                    181,828
    2010                                                    227,672
    2009                                                    499,610
    2008                                                    352,941
    2007                                                    297,272
    2006                                                     30,202

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) NEW PERSPECTIVE - CLASS R3
  BAND 125
    2012                                                   $  0.91                           $  1.08
    2011                                                      1.00 (06/23/11)                   0.91

AMERICAN FUNDS(R) NEW PERSPECTIVE - CLASS R4
  BAND 125
    2012                                                   $  0.91                           $  1.09
    2011                                                      1.00 (06/23/11)                   0.91

  BAND 0
    2012                                                   $  0.92                           $  1.11

AMERICAN FUNDS(R) NEW WORLD FUND(R) - CLASS R3
  BAND 125
    2012                                                   $  1.00                           $  1.16

AMERICAN FUNDS(R) NEW WORLD FUND(R) - CLASS R4
  BAND 125
    2012                                                   $  1.00                           $  1.17

AMERICAN FUNDS(R) SMALL-CAP WORLD - CLASS R3
  BAND 125
    2012                                                   $  0.76                           $  0.91
    2011                                                      0.90                              0.76
    2010                                                      0.74                              0.90
    2009                                                      0.48                              0.74
    2008                                                      0.97                              0.48

  BAND 100
    2012                                                   $  0.77                           $  0.92

  BAND 0
    2012                                                   $  0.80                           $  0.97
    2011                                                      0.93                              0.80
    2010                                                      1.00 (11/12/07)                   0.93

AMERICAN FUNDS(R) SMALL-CAP WORLD - CLASS R4
  BAND 125
    2012                                                   $  0.77                           $  0.93
    2011                                                      0.91                              0.77
    2010                                                      0.73                              0.91
    2009                                                      0.49                              0.73

AMERICAN FUNDS(R) THE GROWTH FUND OF AMERICA - CLASS R3
  BAND 125
    2012                                                   $  0.96                           $  1.15
    2011                                                      1.03                              0.96
    2010                                                      0.93                              1.03
    2009                                                      0.70                              0.93
    2008                                                      1.17                              0.70
    2007                                                      1.07                              1.17
    2006                                                      1.00 (01/03/06)                   1.07

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R) NEW PERSPECTIVE - CLASS R3
  BAND 125
    2012                                                     533,804
    2011                                                      22,761

AMERICAN FUNDS(R) NEW PERSPECTIVE - CLASS R4
  BAND 125
    2012                                                     572,944
    2011                                                     222,013

  BAND 0
    2012                                                     100,207

AMERICAN FUNDS(R) NEW WORLD FUND(R) - CLASS R3
  BAND 125
    2012                                                         685

AMERICAN FUNDS(R) NEW WORLD FUND(R) - CLASS R4
  BAND 125
    2012                                                       5,580

AMERICAN FUNDS(R) SMALL-CAP WORLD - CLASS R3
  BAND 125
    2012                                                   1,650,612
    2011                                                   1,068,601
    2010                                                   1,073,473
    2009                                                     449,350
    2008                                                     121,503

  BAND 100
    2012                                                      16,699

  BAND 0
    2012                                                       9,386
    2011                                                      18,900
    2010                                                      16,340

AMERICAN FUNDS(R) SMALL-CAP WORLD - CLASS R4
  BAND 125
    2012                                                     325,535
    2011                                                     145,574
    2010                                                      75,128
    2009                                                      36,687

AMERICAN FUNDS(R) THE GROWTH FUND OF AMERICA - CLASS R3
  BAND 125
    2012                                                  16,133,112
    2011                                                  20,086,485
    2010                                                  19,453,538
    2009                                                  15,600,965
    2008                                                   8,157,308
    2007                                                   2,932,706
    2006                                                   3,947,513

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                   $  0.98                           $  1.17
    2011                                                      1.04                              0.98
    2010                                                      0.94                              1.04
    2009                                                      0.71                              0.91
    2008                                                      1.18                              0.71
    2007                                                      1.08                              1.18
    2006                                                      1.05                              1.08

  BAND 50
    2012                                                   $  1.01                           $  1.21
    2011                                                      1.07                              1.01
    2010                                                      1.00 (01/03/06)                   1.07

  BAND 0
    2012                                                   $  1.04                           $  1.25
    2011                                                      1.10                              1.04
    2010                                                      0.98                              1.10
    2009                                                      0.73                              0.98
    2008                                                      1.20                              0.73
    2007                                                      1.09                              1.20

AMERICAN FUNDS(R) THE GROWTH FUND OF AMERICA - CLASS R4
  BAND 125
    2012                                                   $  0.94                           $  1.12
    2011                                                      1.00                              0.94
    2010                                                      0.90                              1.00
    2009                                                      0.68                              0.90
    2008                                                      1.13                              0.68
    2007                                                      1.03                              1.13
    2006                                                      1.00 (10/23/06)                   1.03

  BAND 0
    2012                                                   $  1.00                           $  1.21
    2011                                                      1.05                              1.00
    2010                                                      1.00 (01/03/06)                   1.05

AMERICAN: FUNDS(R) WASHINGTON MUTUAL INVESTORS - CLASS R3
  BAND 125
    2012                                                   $  1.19                           $  1.31
    2011                                                      1.13                              1.19
    2010                                                      1.01                              1.13

  BAND 0
    2012                                                   $  1.22                           $  1.36

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS - CLASS R4
  BAND 125
    2012                                                   $  1.19                           $  1.32
    2011                                                      1.13                              1.19
    2010                                                      1.01                              1.13

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                     102,043
    2011                                                      98,082
    2010                                                      86,557
    2009                                                      95,688
    2008                                                      67,386
    2007                                                      55,479
    2006                                                      78,710

  BAND 50
    2012                                                           0
    2011                                                           0
    2010                                                      72,709

  BAND 0
    2012                                                     872,967
    2011                                                   1,053,971
    2010                                                   1,259,135
    2009                                                     855,642
    2008                                                     640,240
    2007                                                     599,249

AMERICAN FUNDS(R) THE GROWTH FUND OF AMERICA - CLASS R4
  BAND 125
    2012                                                  21,046,395
    2011                                                  33,456,196
    2010                                                  32,126,640
    2009                                                  27,676,882
    2008                                                  22,472,499
    2007                                                  23,216,994
    2006                                                   1,364,103

  BAND 0
    2012                                                   6,069,619
    2011                                                   6,365,220
    2010                                                   7,261,795

AMERICAN: FUNDS(R) WASHINGTON MUTUAL INVESTORS - CLASS R3
  BAND 125
    2012                                                     819,793
    2011                                                     270,357
    2010                                                       9,329

  BAND 0
    2012                                                      53,872

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS - CLASS R4
  BAND 125
    2012                                                   1,346,107
    2011                                                         656
    2010                                                          59

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ARIEL FUND
  BAND 125
    2012                                                  $  1.22                          $  1.46
    2011                                                     1.40                             1.22
    2010                                                     1.12                             1.40
    2009                                                     0.70                             1.12
    2008                                                     1.36                             0.70
    2007                                                     1.40                             1.36
    2006                                                     1.29                             1.40
    2005                                                     1.29                             1.29
    2004                                                     1.07                             1.29
    2003                                                     0.85                             1.07
    2002                                                     1.00                             0.85

ARIEL APPRECIATION FUND
  BAND 125
    2012                                                  $  1.32                          $  1.55
    2011                                                     1.44                             1.32
    2010                                                     1.22                             1.44
    2009                                                     0.76                             1.22
    2008                                                     1.29                             0.76
    2007                                                     1.33                             1.29
    2006                                                     1.21                             1.33
    2005                                                     1.19                             1.21
    2004                                                     1.07                             1.19
    2003                                                     0.83                             1.07

BLACKROCK EQUITY DIVIDEND FUND - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.00                          $  1.08

BLACKROCK GLOBAL ALLOCATION - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.26                          $  1.37
    2011                                                     1.32                             1.26
    2010                                                     1.22                             1.32
    2009                                                     1.00 (05/01/09)                  1.22

BLACKROCK GLOBAL ALLOCATION - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.24                          $  1.34
    2011                                                     1.31                             1.24
    2010                                                     1.21                             1.31
    2009                                                     1.00 (05/01/09)                  1.21

  BAND 0
    2012                                                  $  1.28                          $  1.41
    2011                                                     1.34                             1.28
    2010                                                     1.00 (05/01/09)                  1.34

BLACKROCK SMALL-CAP GROWTH EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.55                          $  1.70
    2011                                                     1.56                             1.55
    2010                                                     1.29                             1.56
    2009                                                     1.00 (05/01/09)                  1.29

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ARIEL FUND
  BAND 125
    2012                                                    679,774
    2011                                                    596,422
    2010                                                    620,110
    2009                                                    583,343
    2008                                                    699,721
    2007                                                    902,727
    2006                                                  1,074,915
    2005                                                  1,297,362
    2004                                                  1,589.544
    2003                                                    360,936
    2002                                                     97,409

ARIEL APPRECIATION FUND
  BAND 125
    2012                                                    415.119
    2011                                                    449,147
    2010                                                    455,729
    2009                                                    449,491
    2008                                                    509,627
    2007                                                  1,003,464
    2006                                                  1,108,088
    2005                                                  1,338,481
    2004                                                  1,295,388
    2003                                                    587,395

BLACKROCK EQUITY DIVIDEND FUND - INSTITUTIONAL CLASS
  BAND 125
    2012                                                    117,902

BLACKROCK GLOBAL ALLOCATION - INSTITUTIONAL CLASS
  BAND 125
    2012                                                    664,775
    2011                                                    506,406
    2010                                                    257,662
    2009                                                      6,944

BLACKROCK GLOBAL ALLOCATION - RETIREMENT CLASS
  BAND 125
    2012                                                  2,098,214
    2011                                                  1,461,933
    2010                                                    593,215
    2009                                                    243,203

  BAND 0
    2012                                                    251,336
    2011                                                    232,977
    2010                                                    227,684

BLACKROCK SMALL-CAP GROWTH EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2012                                                    796,062
    2011                                                    746,434
    2010                                                    240,773
    2009                                                    120,601

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
CALVERT INCOME FUND - CLASS A
  BAND 125
    2012                                                   $  1.38                           $  1.49
    2011                                                      1.36                              1.38
    2010                                                      1.30                              1.36
    2009                                                      1.13                              1.30
    2008                                                      1.30                              1.13
    2007                                                      1.25                              1.30
    2006                                                      1.21                              1.25
    2005                                                      1.18                              1.21
    2004                                                      1.05                              1.18
    2003                                                      1.01                              1.05

CALVERT SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                   $  1.03                           $  1.17
    2011                                                      1.09                              1.03
    2010                                                      0.72                              1.09
    2009                                                      0.62                              0.72
    2008                                                      0.95                              0.62
    2007                                                      0.97                              0.95
    2006                                                      0.98                              0.97
    2005                                                      1.09                              0.98
    2004                                                      1.01                              1.09
    2003                                                      0.75                              1.01

CALVERT SRI MID-CAP GROWTH - CLASS A
  BAND 125
    2012                                                   $  2.55                           $  2.94
    2011                                                      2.52                              2.55
    2010                                                      1.94                              2.52
    2009                                                      1.49                              1.94
    2008                                                      2.40                              1.49
    2007                                                      2.21                              2.40
    2006                                                      2.09                              2.21
    2005                                                      2.11                              2.09
    2004                                                      1.95                              2.11
    2003                                                      1.50                              1.95

CALVERT EQUITY PORTFOLIO - CLASS A
  BAND 125
    2012                                                   $  1.25                           $  1.43
    2011                                                      1.29                              1.25
    2010                                                      1.12                              1.29
    2009                                                      0.85                              1.12
    2008                                                      1.33                              0.85
    2007                                                      1.23                              1.33
    2006                                                      1.13                              1.23
    2005                                                      1.10                              1.13
    2004                                                      1.04                              1.10
    2003                                                      0.86                              1.04

  BAND 50
    2012                                                   $  1.33                           $  1.53
    2011                                                      1.37                              1.33

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
CALVERT INCOME FUND - CLASS A
  BAND 125
    2012                                                     772,035
    2011                                                   7,341,185
    2010                                                   6,852,140
    2009                                                   8,111,187
    2008                                                   8,418,804
    2007                                                   8,056,946
    2006                                                   6,049,183
    2005                                                   4,664,735
    2004                                                   3,691,036
    2003                                                     460,417

CALVERT SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                     161,347
    2011                                                     162,228
    2010                                                     176,375
    2009                                                     213,747
    2008                                                     192,068
    2007                                                     175,128
    2006                                                     163,022
    2005                                                     124,291
    2004                                                      97,729
    2003                                                      38,884

CALVERT SRI MID-CAP GROWTH - CLASS A
  BAND 125
    2012                                                   2,170,571
    2011                                                   2,493,785
    2010                                                   2,427,176
    2009                                                   2,423,476
    2008                                                   2,588,764
    2007                                                   2,831,178
    2006                                                   3,698,863
    2005                                                   5,906,245
    2004                                                   6,184,602
    2003                                                   5,545,655

CALVERT EQUITY PORTFOLIO - CLASS A
  BAND 125
    2012                                                   1,664,504
    2011                                                   1,159,596
    2010                                                     567,229
    2009                                                     504,212
    2008                                                     439,777
    2007                                                     391,360
    2006                                                     403,306
    2005                                                     359,921
    2004                                                     403,799
    2003                                                     347,485

  BAND 50
    2012                                                       2,307
    2011                                                       2,189

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.41                          $  1.63

COLUMBIA ACORN INTERNATIONAL - A
  BAND 125
    2012                                                  $  1.00                          $  1.15

COLUMBIA ACORN INTERNATIONAL - Z
  BAND 125
    2012                                                  $  1.00                          $  1.15

COLUMBIA EMERGING MARKETS - A
  BAND 125
    2012                                                  $  1.01                          $  1.21

COLUMBIA MID-CAP INDEX FUND - CLASS A
  BAND 125
    2012                                                  $  1.01                          $  1.17
    2011                                                     1.05                             1.01
    2010                                                     0.84                             1.05
    2009                                                     0.62                             0.84

  BAND 0
    2012                                                  $  1.07                          $  1.25
    2011                                                     1.09                             1.07
    2010                                                     0.86                             1.09

COLUMBIA MULTIADVISOR SMALL CAP VALUE - CLASS A
  BAND 125
    2012                                                  $  1.06                          $  1.22

COLUMBIA SELIGMAN COMMUNICATIONS & INFORMATION - CLASS A
  BAND 125
    2012                                                  $  1.00                          $  1.06

  BAND 0
    2012                                                  $  1.00                          $  1.08

COLUMBIA SELIGMAN COMMUNICATIONS & INFORMATION - CLASS Z
  BAND 125
    2012                                                  $  1.00                          $  1.07

COLUMBIA SMALL-CAP INDEX FUND - CLASS A
  BAND 125
    2012                                                  $  1.01                          $  1.15
    2011                                                     1.01                             1.01
    2010                                                     0.82                             1.01
    2009                                                     0.66                             0.82
    2008                                                     0.97                             0.66

  BAND 0
    2012                                                  $  1.06                          $  1.23
    2011                                                     1.05                             1.06
    2010                                                     0.84                             1.05

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    227,016

COLUMBIA ACORN INTERNATIONAL - A
  BAND 125
    2012                                                        563

COLUMBIA ACORN INTERNATIONAL - Z
  BAND 125
    2012                                                     10,679

COLUMBIA EMERGING MARKETS - A
  BAND 125
    2012                                                      1,398

COLUMBIA MID-CAP INDEX FUND - CLASS A
  BAND 125
    2012                                                  6,729,162
    2011                                                  4,820,497
    2010                                                  3,023,079
    2009                                                    121,423

  BAND 0
    2012                                                    424,448
    2011                                                    324,618
    2010                                                    389,883

COLUMBIA MULTIADVISOR SMALL CAP VALUE - CLASS A
  BAND 125
    2012                                                      2,251

COLUMBIA SELIGMAN COMMUNICATIONS & INFORMATION - CLASS A
  BAND 125
    2012                                                    421,763

  BAND 0
    2012                                                    212,553

COLUMBIA SELIGMAN COMMUNICATIONS & INFORMATION - CLASS Z
  BAND 125
    2012                                                  1,884,640

COLUMBIA SMALL-CAP INDEX FUND - CLASS A
  BAND 125
    2012                                                  5,969,507
    2011                                                  4,340,079
    2010                                                  1,875,633
    2009                                                     63,922
    2008                                                      5,055

  BAND 0
    2012                                                    681,804
    2011                                                    347,893
    2010                                                    421,324

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
CRM MID-CAP VALUE - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.33                           $  1.54
    2011                                                      1.45                              1.33
    2010                                                      1.24                              1.45
    2009                                                      1.00 (05/01/09)                   1.24

DFA EMERGING MARKETS VALUE - CLASS R2
  BAND 125
    2012                                                   $  0.78                           $  0.92
    2011                                                      1.00 (06/23/11)                   0.78

DFA GLOBAL 25/75 - CLASS R2
  BAND 125
    2012                                                   $  0.98                           $  1.04

DFA GLOBAL 60/40
  BAND 125
    2012                                                   $  0.95                           $  1.05

DFA GLOBAL EQUITY - CLASS R2
  BAND 125
    2012                                                   $  0.90                           $  1.05
    2011                                                      1.00 (06/23/11)                   0.90

DFA INTERNATIONAL VALUE - CLASS R2
  BAND 125
    2012                                                   $  0.82                           $  0.94
    2011                                                      1.00 (06/23/11)                   0.82

DFA U.S. TARGETED VALUE - CLASS R2
  BAND 125
    2012                                                   $  0.91                           $  1.07
    2011                                                      1.00 (06/23/11)                   0.91

DWS ALTERNATIVE ASSET ALLOCATION PLUS - CLASS A
  BAND 125
    2012                                                   $  1.29                           $  1.40
    2011                                                      1.36                              1.29
    2010                                                      1.22                              1.36

  BAND 0
    2012                                                   $  1.34                           $  1.46
    2011                                                      1.39                              1.34
    2010                                                      1.23                              1.39
    2009                                                      1.00 (05/01/09)                   1.23

DWS LARGE CAP VALUE - CLASS A
  BAND 125
    2012                                                   $  1.11                           $  1.20
    2011                                                      1.13                              1.11
    2010                                                      1.00 (05/27/10)                   1.13

DWS MID CAP VALUE FUND - CLASS A
  BAND 125
    2012                                                   $  1.42                           $  1.64
    2011                                                      1.53                              1.42
    2010                                                      1.30                              1.53

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
CRM MID-CAP VALUE - INVESTOR CLASS
  BAND 125
    2012                                                     338,851
    2011                                                     316,585
    2010                                                     257,232
    2009                                                     230,195

DFA EMERGING MARKETS VALUE - CLASS R2
  BAND 125
    2012                                                     576,446
    2011                                                     283,839

DFA GLOBAL 25/75 - CLASS R2
  BAND 125
    2012                                                   1,858,825

DFA GLOBAL 60/40
  BAND 125
    2012                                                   9,642,950

DFA GLOBAL EQUITY - CLASS R2
  BAND 125
    2012                                                   1,561,258
    2011                                                       2,742

DFA INTERNATIONAL VALUE - CLASS R2
  BAND 125
    2012                                                     504,704
    2011                                                       2,156

DFA U.S. TARGETED VALUE - CLASS R2
  BAND 125
    2012                                                     275,002
    2011                                                      30,387

DWS ALTERNATIVE ASSET ALLOCATION PLUS - CLASS A
  BAND 125
    2012                                                      44,806
    2011                                                       4,594
    2010                                                       1,856

  BAND 0
    2012                                                      41,254
    2011                                                      11,080
    2010                                                      20,809
    2009                                                          96

DWS LARGE CAP VALUE - CLASS A
  BAND 125
    2012                                                     230,075
    2011                                                     194,845
    2010                                                      67,282

DWS MID CAP VALUE FUND - CLASS A
  BAND 125
    2012                                                      22,226
    2011                                                       2,715
    2010                                                       2,598

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
DWS MID CAP VALUE FUND - CLASS S
  BAND 125
    2012                                                  $  1.43                          $  1.66
    2011                                                     1.54                             1.43

DWS SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                  $  1.36                          $  1.56
    2011                                                     1.54                             1.36
    2010                                                     1.31                             1.54
    2009                                                     1.00 (05/01/09)                  1.31

  BAND 0
    2012                                                  $  1.41                          $  1.63
    2011                                                     1.57                             1.41
    2010                                                     1.32                             1.57

DWS SMALL-CAP VALUE - CLASS S
  BAND 125
    2012                                                  $  1.37                          $  1.57
    2011                                                     1.54                             1.37
    2010                                                     1.31                             1.54
    2009                                                     1.00 (05/01/09)                  1.31

DWS RREEF REAL ESTATE SECURITIES - CLASS A
  BAND 125
    2012                                                  $  1.00                          $  1.15
    2011                                                     1.00 (06/23/11)                  1.00

  BAND 0
    2012                                                  $  1.00                          $  1.17
    2011                                                     1.00 (06/23/11)                  1.00

DWS RREEF REAL ESTATE SECURITIES - CLASS S
  BAND 125
    2012                                                  $  1.00                          $  1.16
    2011                                                     1.00 (06/23/11)                  1.00

DWS STRATEGIC GOVERNMENT SECURITIES - CLASS A
  BAND 125
    2012                                                  $  1.03                          $  1.04
    2011                                                     1.00 (06/23/11)                  1.03

DWS STRATEGIC GOVERNMENT SECURITIES - CLASS S
  BAND 125
    2012                                                  $  1.03                          $  1.04
    2011                                                     1.00 (06/23/11)                  1.03

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
DWS MID CAP VALUE FUND - CLASS S
  BAND 125
    2012                                                         89
    2011                                                         45

DWS SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                     91,002
    2011                                                    185,312
    2010                                                    108,134
    2009                                                     62,698

  BAND 0
    2012                                                     45,934
    2011                                                     44,371
    2010                                                      6,160

DWS SMALL-CAP VALUE - CLASS S
  BAND 125
    2012                                                     35,043
    2011                                                     36,903
    2010                                                     40,674
    2009                                                     13,710

DWS RREEF REAL ESTATE SECURITIES - CLASS A
  BAND 125
    2012                                                    457,543
    2011                                                      9,538

  BAND 0
    2012                                                    238,363
    2011                                                    200,962

DWS RREEF REAL ESTATE SECURITIES - CLASS S
  BAND 125
    2012                                                    595,390
    2011                                                    309,548

DWS STRATEGIC GOVERNMENT SECURITIES - CLASS A
  BAND 125
    2012                                                     16,683
    2011                                                     12,247

DWS STRATEGIC GOVERNMENT SECURITIES - CLASS S
  BAND 125
    2012                                                    144,176
    2011                                                    131,711

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR DIVERSIFIED INTERNATIONAL FUND - CLASS T
  BAND 125
    2012                                                   $  1.55                           $  1.84
    2011                                                      1.82                              1.55
    2010                                                      1.69                              1.82
    2009                                                      1.39                              1.69
    2008                                                      2.42                              1.39
    2007                                                      2.24                              2.42
    2006                                                      1.95                              2.24
    2005                                                      1.66                              1.95
    2004                                                      1.42                              1.66

FIDELITY(R) ADVISOR DIVIDEND GROWTH - CLASS T
  BAND 125
    2012                                                   $  1.26                           $  1.48
    2011                                                      1.41                              1.26
    2010                                                      1.18                              1.41
    2009                                                      0.78                              1.18
    2008                                                      1.41                              0.78
    2007                                                      1.43                              1.41
    2006                                                      1.27                              1.43
    2005                                                      1.25                              1.27
    2004                                                      1.20                              1.25
    2003                                                      1.00 (05/01/03)                   1.20

  BAND 100
    2012                                                   $  1.29                           $  1.51
    2011                                                      1.43                              1.29
    2010                                                      0.79                              1.43
    2009                                                      1.43                              0.79
    2008                                                      1.44                              1.43

FIDELITY(R) ADVISOR EQUITY GROWTH FUND - CLASS T
  BAND 125
    2012                                                   $  1.16                           $  1.30
    2011                                                      1.17                              1.16
    2010                                                      0.96                              1.17
    2009                                                      0.76                              0.96
    2008                                                      1.46                              0.76
    2007                                                      1.17                              1.46
    2006                                                      1.17                              1.17

  BAND 50
    2012                                                   $  1.22                           $  1.39
    2011                                                      1.23                              1.22
    2010                                                      1.00                              1.23
    2009                                                      0.79                              1.00
    2008                                                      1.50                              0.79
    2007                                                      1.20                              1.50
    2006                                                      1.12                              1.20
    2005                                                      1.07                              1.12

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR DIVERSIFIED INTERNATIONAL FUND - CLASS T
  BAND 125
    2012                                                      66,547
    2011                                                      66,949
    2010                                                      82,682
    2009                                                      85,749
    2008                                                     106,914
    2007                                                     120,628
    2006                                                     200,529
    2005                                                     243,824
    2004                                                     235,525

FIDELITY(R) ADVISOR DIVIDEND GROWTH - CLASS T
  BAND 125
    2012                                                     513,362
    2011                                                     442,190
    2010                                                     335,381
    2009                                                     464,760
    2008                                                     292,927
    2007                                                     300,611
    2006                                                     322,401
    2005                                                     281,087
    2004                                                      34,289
    2003                                                     335,381

  BAND 100
    2012                                                       2,162
    2011                                                       1,792
    2010                                                       8,747
    2009                                                       6,715
    2008                                                      33,701

FIDELITY(R) ADVISOR EQUITY GROWTH FUND - CLASS T
  BAND 125
    2012                                                     467,664
    2011                                                     512,896
    2010                                                     523,949
    2009                                                     501,550
    2008                                                     340,137
    2007                                                     226,857
    2006                                                      36,471

  BAND 50
    2012                                                     674,189
    2011                                                     671,968
    2010                                                     672,312
    2009                                                     577,242
    2008                                                     515,867
    2007                                                     488,499
    2006                                                     473,800
    2005                                                       1,663

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR EQUITY INCOME FUND - CLASS T
  BAND 125
    2012                                                  $  1.39                           $ 1.60
    2011                                                     1.40                             1.39
    2010                                                     1.25                             1.40
    2009                                                     1.02                             1.25
    2008                                                     1.75                             1.02
    2007                                                     1.71                             1.75
    2006                                                     1.66                             1.71

  BAND 50
    2012                                                  $  1.48                           $ 1.71
    2011                                                     1.48                             1.48
    2010                                                     1.31                             1.48
    2009                                                     1.06                             1.31
    2008                                                     1.80                             1.06
    2007                                                     1.75                             1.80
    2006                                                     1.69                             1.75

  BAND 0
    2012                                                  $  1.56                           $ 1.81
    2011                                                     1.55                             1.56
    2010                                                     1.37                             1.55
    2009                                                     1.10                             1.37
    2008                                                     1.87                             1.10
    2007                                                     1.80                             1.87
    2006                                                     1.54                             1.80
    2005                                                     1.41                             1.54
    2004                                                     1.28                             1.41

FIDELITY(R) ADVISOR FREEDOM 2010 FUND - CLASS A
  BAND 125
    2012                                                  $  0.99                           $ 1.08
    2011                                                     1.01                             0.99
    2010                                                     0.91                             1.01
    2009                                                     0.73                             0.91
    2008                                                     1.01                             0.73

  BAND 0
    2012                                                  $  1.05                           $ 1.16

FIDELITY(R) ADVISOR FREEDOM 2010 FUND - CLASS T
  BAND 125
    2012                                                  $  1.15                           $ 1.24
    2011                                                     1.17                             1.15
    2010                                                     1.06                             1.17
    2009                                                     0.85                             1.06
    2008                                                     1.18                             0.85
    2007                                                     1.12                             1.18
    2006                                                     1.09                             1.12

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR EQUITY INCOME FUND - CLASS T
  BAND 125
    2012                                                    359,567
    2011                                                    400,737
    2010                                                    491,198
    2009                                                    405,974
    2008                                                    332,880
    2007                                                    265,126
    2006                                                    185,051

  BAND 50
    2012                                                    231,045
    2011                                                    344,040
    2010                                                    329,502
    2009                                                    288,245
    2008                                                    267,247
    2007                                                    210,987
    2006                                                    185,955

  BAND 0
    2012                                                          0
    2011                                                     33,784
    2010                                                     28,514
    2009                                                     22,644
    2008                                                     15,455
    2007                                                     11,326
    2006                                                      5,654
    2005                                                    142,901
    2004                                                     42,044

FIDELITY(R) ADVISOR FREEDOM 2010 FUND - CLASS A
  BAND 125
    2012                                                  1,340,352
    2011                                                  1,821,914
    2010                                                  1,304,220
    2009                                                  1,677,469
    2008                                                  2,210,008

  BAND 0
    2012                                                    666,140

FIDELITY(R) ADVISOR FREEDOM 2010 FUND - CLASS T
  BAND 125
    2012                                                  5,413,226
    2011                                                  6,003,149
    2010                                                  6,149,228
    2009                                                  6,463,555
    2008                                                  4,472,109
    2007                                                  2,560,297
    2006                                                    557,192

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                   $  1.17                           $  1.27
    2011                                                      1.18                              1.17
    2010                                                      1.07                              1.18
    2009                                                      0.86                              1.07
    2008                                                      1.19                              0.86
    2007                                                      1.12                              1.19
    2006                                                      1.09                              1.12

  BAND 0
    2012                                                   $  1.25                           $  1.37
    2011                                                      1.26                              1.25
    2010                                                      1.12                              1.26
    2009                                                      0.90                              1.12
    2008                                                      l.22                              0.90
    2007                                                      1.14                              l.22
    2006                                                      1.05                              1.14
    2005                                                      1.00 (03/01/05)                   1.05

FIDELITY(R) ADVISOR FREEDOM 2015 FUND - CLASS A
  BAND 125
    2012                                                   $  0.97                           $  1.06
    2011                                                      0.99                              0.97
    2010                                                      0.89                              0.99
    2009                                                      0.72                              0.89
    2008                                                      1.01                              0.72
    2007                                                      1.00 (05/24/07)                   1.01

  BAND 0
    2012                                                   $  1.03                           $  1.14

FIDELITY(R) ADVISOR FREEDOM 2015 FUND - CLASS T
  BAND 125
    2012                                                   $  1.15                           $  1.25
    2011                                                      1.18                              1.15
    2010                                                      1.06                              1.18
    2009                                                      0.85                              1.06
    2008                                                      1.21                              0.85
    2007                                                      1.14                              1.21
    2006                                                      1.11                              1.14

  BAND 100
    2012                                                   $  1.17                           $  1.28
    2011                                                      1.19                              1.17
    2010                                                      1.07                              1.19
    2009                                                      0,86                              1.07
    2008                                                      1.22                              0.86
    2007                                                      1.14                              1.22
    2006                                                      1.11                              1.14

  BAND 50
    2012                                                   $  1.21                           $  1.33
    2011                                                      1.23                              1.21
    2010                                                      1.10                              1.23
    2009                                                      0.88                              1.10

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                     528,369
    2011                                                     539,122
    2010                                                     564,987
    2009                                                     537,044
    2008                                                     554,361
    2007                                                       7,983
    2006                                                       3,574

  BAND 0
    2012                                                     563,501
    2011                                                     874,492
    2010                                                     965,926
    2009                                                     917,807
    2008                                                     503,935
    2007                                                     224,594
    2006                                                     130,182
    2005                                                      20,259

FIDELITY(R) ADVISOR FREEDOM 2015 FUND - CLASS A
  BAND 125
    2012                                                   3,989,278
    2011                                                   3,817,018
    2010                                                   3,432,413
    2009                                                   2,665,547
    2008                                                   1,782,229
    2007                                                      85,021

  BAND 0
    2012                                                     162,015

FIDELITY(R) ADVISOR FREEDOM 2015 FUND - CLASS T
  BAND 125
    2012                                                  12,403,755
    2011                                                  14,122,945
    2010                                                  13,833,358
    2009                                                  13,248,548
    2008                                                   6,035,674
    2007                                                   2,212,996
    2006                                                     716,296

  BAND 100
    2012                                                           0
    2011                                                           -
    2010                                                      22,097
    2009                                                      18,844
    2008                                                      13,065
    2007                                                      11,743
    2006                                                       4,990

  BAND 50
    2012                                                      58,168
    2011                                                      28,895
    2010                                                       6,118
    2009                                                         390

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.25                           $  1.38
    2011                                                     1.26                              1.25
    2010                                                     1.13                              1.26
    2009                                                     0.90                              1.13
    2008                                                     1.25                              0.90
    2007                                                     1.17                              1.25
    2006                                                     1.06                              1.17
    2005                                                     1.00 (03/01/05)                   1.06

FIDELITY(R) ADVISOR FREEDOM 2020 FUND - CLASS A
  BAND 125
    2012                                                  $  0.92                           $  1.01
    2011                                                     0.95                              0.92
    2010                                                     0.84                              0.95
    2009                                                     0.66                              0.84
    2008                                                     1.01                              0.66
    2007                                                     1.00 (05/24/07)                   1.01

  BAND 0
    2012                                                  $  0.98                           $  1.09

FIDELITY(R) ADVISOR FREEDOM 2020 FUND - CLASS T
  BAND 125
    2012                                                  $  1.12                           $  1.23
    2011                                                     1.15                              1.12
    2010                                                     1.03                              1.15
    2009                                                     0.81                              1.03
    2008                                                     1.23                              0.81
    2007                                                     1.16                              1.23
    2006                                                     1.12                              1.16

  BAND 100
    2012                                                  $  1.14                           $  1.25
    2011                                                     1.17                              1.14
    2010                                                     1.04                              1.17
    2009                                                     0.81                              1.04
    2008                                                     1.24                              0.81
    2007                                                     1.16                              1.24
    2006                                                     1.13                              1.16

  BAND 50
    2012                                                  $  1.18                           $  1.30
    2011                                                     1.20                              1.18
    2010                                                     1.07                              1.20
    2009                                                     0.83                              1.07

  BAND 0
    2012                                                  $  1.22                           $  1.35
    2011                                                     1.24                              1.22
    2010                                                     1.09                              1.24
    2009                                                     0.85                              1.09
    2008                                                     1.28                              0.85
    2007                                                     1.18                              1.28
    2006                                                     1.06                              1.18
    2005                                                     1.00 (03/1/05)                    1.06

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    925,665
    2011                                                    715,419
    2010                                                    577,339
    2009                                                    510,765
    2008                                                    285,007
    2007                                                    197,677
    2006                                                    125,500
    2005                                                     93,903

FIDELITY(R) ADVISOR FREEDOM 2020 FUND - CLASS A
  BAND 125
    2012                                                  9,889,546
    2011                                                  8,467,230
    2010                                                  7,850,754
    2009                                                  6,276,457
    2008                                                  5,851,998
    2007                                                  4,077,984

  BAND 0
    2012                                                  3,931,304

FIDELITY(R) ADVISOR FREEDOM 2020 FUND - CLASS T
  BAND 125
    2012                                                 14,036,695
    2011                                                 14,968,176
    2010                                                 14,644,737
    2009                                                 13,736,268
    2008                                                  8,317,685
    2007                                                  3,336,131
    2006                                                  1,538,751

  BAND 100
    2012                                                  1,022,868
    2011                                                    939,111
    2010                                                    968,898
    2009                                                    944,832
    2008                                                    879,690
    2007                                                      9,727
    2006                                                      4,847

  BAND 50
    2012                                                    218,638
    2011                                                    179,774
    2010                                                    150,356
    2009                                                      3,654

  BAND 0
    2012                                                  1,235,158
    2011                                                  2,838,097
    2010                                                  2,584,253
    2009                                                  2,192,200
    2008                                                  1,369,723
    2007                                                    812,343
    2006                                                    137,107
    2005                                                     39,697

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR FREEDOM 2025 FUND - CLASS A
  BAND 125
    2012                                                   $  0.91                           $  1.01
    2011                                                      0.94                              0.91
    2010                                                      0.83                              0.94
    2009                                                      0.64                              0.83
    2008                                                      1.01                              0.64
    2007                                                      1.00 (05/24/07)                   1.01

  BAND 0
    2012                                                   $  0.96                           $  1.08

FIDELITY(R) ADVISOR FREEDOM 2025 FUND - CLASS T
  BAND 125
    2012                                                   $  1.11                           $  1.23
    2011                                                      1.15                              1.11
    2010                                                      1.02                              1.15
    2009                                                      0.79                              1.02
    2008                                                      1.25                              0.79
    2007                                                      1.16                              1.25
    2006                                                      1.13                              1.16

  BAND 100
    2012                                                   $  1.13                           $  1.25
    2011                                                      1.17                              1.13
    2010                                                      1.03                              1.17
    2009                                                      0.80                              1.03
    2008                                                      1.25                              0.80
    2007                                                      1.17                              1.25
    2006                                                      1.13                              1.17

  BAND 50
    2012                                                   $  1.17                           $  1.30
    2011                                                      1.21                              1.17

  BAND 0
    2012                                                   $  1.21                           $  1.36
    2011                                                      1.24                              1.21
    2010                                                      1.09                              1.24
    2009                                                      0.83                              1.09
    2008                                                      1.29                              0.83
    2007                                                      1.19                              1.29
    2006                                                      1.07                              1.19
    2005                                                      1.00 (03/1/05)                    1.07

FIDELITY(R) ADVISOR FREEDOM 2030 FUND - CLASS A
  BAND 125
    2012                                                   $  0.86                           $  0.96
    2011                                                      0.90                              0.86
    2010                                                      0.79                              0.90
    2009                                                      0.61                              0.79
    2008                                                      1.01                              0.61
    2007                                                      1.00 (05/24/07)                   1.01

  BAND 0
    2012                                                   $  0.91                           $  1.03

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR FREEDOM 2025 FUND - CLASS A
  BAND 125
    2012                                                   3,340,118
    2011                                                   3,576,781
    2010                                                   2,682,291
    2009                                                   1,496,904
    2008                                                   1,056,870
    2007                                                     283,663

  BAND 0
    2012                                                      38,100

FIDELITY(R) ADVISOR FREEDOM 2025 FUND - CLASS T
  BAND 125
    2012                                                  10,735,273
    2011                                                  11,460,614
    2010                                                  11,007,201
    2009                                                   9,647,630
    2008                                                   4,571,759
    2007                                                   1,484,817
    2006                                                     561,912

  BAND 100
    2012                                                           0
    2011                                                           -
    2010                                                      44,190
    2009                                                      36,181
    2008                                                      23,181
    2007                                                      22,031
    2006                                                      14,350

  BAND 50
    2012                                                     100,715
    2011                                                       4,234

  BAND 0
    2012                                                   1,360,533
    2011                                                   1,514,004
    2010                                                   1,020,401
    2009                                                     776,029
    2008                                                     463,578
    2007                                                     226,462
    2006                                                     119,376
    2005                                                      20,815

FIDELITY(R) ADVISOR FREEDOM 2030 FUND - CLASS A
  BAND 125
    2012                                                   4,274,807
    2011                                                   4,088,285
    2010                                                   2,621,333
    2009                                                   1,751,673
    2008                                                   1,135,535
    2007                                                     166,049

  BAND 0
    2012                                                   2,701,326

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR FREEDOM 2030 FUND - CLASS T
  BAND 125
    2012                                                  $  1.07                          $  1.19
    2011                                                     1.12                             1.07
    2010                                                     0.99                             1.12
    2009                                                     0.76                             0.99
    2008                                                     1.27                             0.76
    2007                                                     1.18                             1.27
    2006                                                     1.14                             1.18

  BAND 100
    2012                                                  $  1.09                          $  1.22
    2011                                                     1.14                             1.09
    2010                                                     1.00                             1.14
    2009                                                     0.77                             1.00
    2008                                                     1.28                             0.77
    2007                                                     1.19                             1.28
    2006                                                     1.15                             1.19

  BAND 50
    2012                                                  $  1.13                          $  1.27
    2011                                                     1.17                             1.13
    2010                                                     1.03                             1.17

  BAND 0
    2012                                                  $  1.17                          $  1.32
    2011                                                     1.21                             1.17
    2010                                                     1.05                             1.21
    2009                                                     0.80                             1.05
    2008                                                     1.32                             0.80
    2007                                                     1.21                             1.32
    2006                                                     1.07                             1.21

FIDELITY(R) ADVISOR FREEDOM 2035 FUND - CLASS A
  BAND 125
    2012                                                  $  0.84                          $  0.95
    2011                                                     0.90                             0.84
    2010                                                     0.78                             0.90
    2009                                                     0.60                             0.78
    2008                                                     1.01                             0.60
    2007                                                     1.00 (05/24/07)                  1.01

FIDELITY(R) ADVISOR FREEDOM 2035 FUND - CLASS T
  BAND 125
    2012                                                  $  1.06                          $  1.19
    2011                                                     1.12                             1.06
    2010                                                     0.99                             1.12
    2009                                                     0.76                             0.99
    2008                                                     1.27                             0.76
    2007                                                     1.18                             1.27
    2006                                                     1.14                             1.18

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR FREEDOM 2030 FUND - CLASS T
  BAND 125
    2012                                                 11,953,765
    2011                                                 12,479,745
    2010                                                 11,727,878
    2009                                                 10,790,182
    2008                                                  6,118,305
    2007                                                  1,852,672
    2006                                                    907,740

  BAND 100
    2012                                                    663,955
    2011                                                    607,081
    2010                                                    651,049
    2009                                                    718,274
    2008                                                    651,510
    2007                                                      7,111
    2006                                                      2,955

  BAND 50
    2012                                                     25,956
    2011                                                     13,262
    2010                                                      2,144

  BAND 0
    2012                                                  1,386,131
    2011                                                  2,180,406
    2010                                                  2,041,411
    2009                                                  1,904,528
    2008                                                  1,192,093
    2007                                                    966,196
    2006                                                    264,262

FIDELITY(R) ADVISOR FREEDOM 2035 FUND - CLASS A
  BAND 125
    2012                                                  2,632,123
    2011                                                  2,325,622
    2010                                                  1,660,960
    2009                                                  1,296,234
    2008                                                    750,125
    2007                                                    132,511

FIDELITY(R) ADVISOR FREEDOM 2035 FUND - CLASS T
  BAND 125
    2012                                                  7,259,926
    2011                                                  7,923,041
    2010                                                  7,328,957
    2009                                                  5,819,277
    2008                                                  2,636,351
    2007                                                    600,825
    2006                                                    245,057

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                   $  1.07                           $  1.21
    2011                                                      1.14                              1.07
    2010                                                      1.00                              1.14
    2009                                                      0.76                              1.00
    2008                                                      1.28                              0.76
    2007                                                      1.19                              1.28
    2006                                                      1.15                              1.19

  BAND 50
    2012                                                   $  1.11                           $  1.26
    2011                                                      1.17                              1.11
    2010                                                      1.02                              1.17

  BAND 0
    2012                                                   $  1.15                           $  1.31
    2011                                                      1.21                              1.15
    2010                                                      1.05                              1.21
    2009                                                      0.79                              1.05
    2008                                                      1.32                              0.79
    2007                                                      1.21                              1.32
    2006                                                      1.07                              1.21

FIDELITY(R) ADVISOR FREEDOM 2040 FUND - CLASS A
  BAND 125
    2012                                                   $  0.83                           $  0.94
    2011                                                      0.88                              0.83
    2010                                                      0.77                              0.88
    2009                                                      0.59                              0.77
    2008                                                      1.00                              0.59
    2007                                                      1.00 (05/24/07)                   1.00

  BAND 0
    2012                                                   $  0.88                           $  1.00

FIDELITY(R) ADVISOR FREEDOM 2040 FUND - CLASS T
  BAND 125
    2012                                                   $  1.05                           $  1.18
    2011                                                      1.12                              1.05
    2010                                                      0.98                              1.12
    2009                                                      0.75                              0.98
    2008                                                      1.28                              0.75
    2007                                                      1.19                              1.28
    2006                                                      1.15                              1.19

  BAND 100
    2012                                                   $  1.07                           $  1.20
    2011                                                      1.13                              1.07
    2010                                                      0.99                              1.13
    2009                                                      0.75                              0.99
    2008                                                      1.29                              0.75
    2007                                                      1.20                              1.29
    2006                                                      1.15                              1.20

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                           -
    2011                                                           -
    2010                                                      34,521
    2009                                                      32,749
    2008                                                      28,530
    2007                                                      21,693
    2006                                                      13,727

  BAND 50
    2012                                                      11,862
    2011                                                       5,519
    2010                                                       1,059

  BAND 0
    2012                                                   1,583,681
    2011                                                   1,574,114
    2010                                                   1,423,094
    2009                                                   1,266,070
    2008                                                     865,943
    2007                                                     318,069
    2006                                                     159,956

FIDELITY(R) ADVISOR FREEDOM 2040 FUND - CLASS A
  BAND 125
    2012                                                   2,297,167
    2011                                                   2,321,272
    2010                                                   1,864,385
    2009                                                   1,603,816
    2008                                                   1,239,789
    2007                                                     494,492

  BAND 0
    2012                                                   2,329,215

FIDELITY(R) ADVISOR FREEDOM 2040 FUND - CLASS T
  BAND 125
    2012                                                   8,023,085
    2011                                                   8,912,034
    2010                                                   8,528,921
    2009                                                   7,610,841
    2008                                                   4,208,970
    2007                                                   1,399,390
    2006                                                     658,411

  BAND 100
    2012                                                     165,452
    2011                                                     142,167
    2010                                                     142,760
    2009                                                     136,320
    2008                                                     113,361
    2007                                                       8,468
    2006                                                       3,297

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                   $  1.10                           $  1.25
    2011                                                      1.17                              1.10
    2010                                                      1.01                              1.17

  BAND 0
    2012                                                   $  1.14                           $  1.30
    2011                                                      1.20                              1.14
    2010                                                      1.04                              1.20
    2009                                                      0.78                              1.04
    2008                                                      1.33                              0.78
    2007                                                      1.22                              1.33
    2006                                                      1.07                              1.22

FIDELITY(R) ADVISOR FREEDOM 2045 FUND - CLASS A
  BAND 125
    2012                                                   $  0.82                           $  0.93
    2011                                                      0.88                              0.82
    2010                                                      0.76                              0.88
    2009                                                      0.58                              0.76
    2008                                                      1.00                              0.58
    2007                                                      1.00 (05/24/07)                   1.00

  BAND 0
    2012                                                   $  0.87                           $  1.00

FIDELITY(R) ADVISOR FREEDOM 2045 FUND - CLASS T
  BAND 125
    2012                                                   $  0.81                           $  0.92
    2011                                                      0.87                              0.81
    2010                                                      0.76                              0.87
    2009                                                      0.58                              0.76
    2008                                                      1.00                              0.58
    2007                                                      1.00 (05/24/07)                   1.00

  BAND 50
    2012                                                   $  0.84                           $  0.96
    2011                                                      0.89                              0.84
    2010                                                      1.00 (05/24/07)                   0.89

  BAND 0
    2012                                                   $  0.86                           $  0.98
    2011                                                      0.91                              0.86
    2010                                                      0.79                              0.91
    2009                                                      0.59                              0.79
    2008                                                      1.01                              0.59
    2007                                                      1.00 (05/24/07)                   1.01

FIDELITY(R) ADVISOR FREEDOM 2050 FUND - CLASS A
  BAND 125
    2012                                                   $  0.81                           $  0.92
    2011                                                      0.87                              0.81
    2010                                                      0.75                              0.87
    2009                                                      0.57                              0.75
    2008                                                      1.01                              0.57
    2007                                                      1.00 (05/24/07)                   1.01

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                       4,717
    2011                                                      15,695
    2010                                                         236

  BAND 0
    2012                                                   3,775,238
    2011                                                   4,250,155
    2010                                                   3,678,833
    2009                                                   3,159,009
    2008                                                   1,811,399
    2007                                                   1,252,423
    2006                                                     386,584

FIDELITY(R) ADVISOR FREEDOM 2045 FUND - CLASS A
  BAND 125
    2012                                                   1,469,544
    2011                                                   1,257,261
    2010                                                     759,449
    2009                                                     515,640
    2008                                                     178,063
    2007                                                          98

  BAND 0
    2012                                                     158,126

FIDELITY(R) ADVISOR FREEDOM 2045 FUND - CLASS T
  BAND 125
    2012                                                   3,857,436
    2011                                                   4,278,125
    2010                                                   3,833,729
    2009                                                   2,900,608
    2008                                                     822,566
    2007                                                      69,990

  BAND 50
    2012                                                       9,330
    2011                                                       4,775
    2010                                                         398

  BAND 0
    2012                                                   1,212,506
    2011                                                   1,128,954
    2010                                                     862,059
    2009                                                     676,115
    2008                                                     131,630
    2007                                                      45,628

FIDELITY(R) ADVISOR FREEDOM 2050 FUND - CLASS A
  BAND 125
    2012                                                   1,144,400
    2011                                                     990,950
    2010                                                     728,315
    2009                                                     599,089
    2008                                                     192,746
    2007                                                       1,220

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  0.86                           $  0.98

FIDELITY(R) ADVISOR FREEDOM 2050 FUND - CLASS T
  BAND 125
    2012                                                  $  0.80                           $  0.90
    2011                                                     0.86                              0.80
    2010                                                     0.75                              0.86
    2009                                                     0.57                              0.75
    2008                                                     1.00                              0.57
    2007                                                     1.00 (05/24/07)                   1.00

  BAND 100
    2012                                                  $  0.81                           $  0.92
    2011                                                     0.87                              0.81
    2010                                                     0.76                              0.87
    2009                                                     0.57                              0.76
    2008                                                     1.01                              0.57

  BAND 50
    2012                                                  $  0.83                           $  0.94
    2011                                                     0.88                              0.83
    2010                                                     0.77                              0.88

  BAND 0
    2012                                                  $  0.85                           $  0.97
    2011                                                     0.90                              0.85
    2010                                                     0.78                              0.90
    2009                                                     0.58                              0.78
    2008                                                     1.01                              0.58
    2007                                                     1.00 (05/24/07)                   1.01

FIDELITY(R) ADVISOR FREEDOM 2055 FUND - CLASS A
  BAND 125
    2012                                                  $  1.02                           $  1.16

  BAND 0
    2012                                                  $  1.02                           $  1.18

FIDELITY(R) ADVISOR FREEDOM 2055 FUND - CLASS T
  BAND 125
    2012                                                  $  1.02                           $  1.16

  BAND 0
    2012                                                  $  1.02                           $  1.17

FIDELITY(R) ADVISOR FREEDOM INCOME FUND - CLASS A
  BAND 125
    2012                                                  $  1.08                           $  1.13
    2011                                                     1.07                              1.08
    2010                                                     1.01                              1.07
    2009                                                     0.87                              1.01
    2008                                                     1.02                              0.87
    2007                                                     1.00 (05/24/07)                   1.02

  BAND 0
    2012                                                  $  1.14                           $  1.21

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  2,206,785

FIDELITY(R) ADVISOR FREEDOM 2050 FUND - CLASS T
  BAND 125
    2012                                                  2,705,965
    2011                                                  2,777,533
    2010                                                  2,559,055
    2009                                                  1,915,456
    2008                                                    763.226
    2007                                                      8,809

  BAND 100
    2012                                                     36,582
    2011                                                     30,848
    2010                                                      7,154
    2009                                                      5,172
    2008                                                      4,719

  BAND 50
    2012                                                     25,098
    2011                                                     25,855
    2010                                                     19,278

  BAND 0
    2012                                                    890,020
    2011                                                    847,405
    2010                                                    583,546
    2009                                                    469,356
    2008                                                     98,233
    2007                                                     17,795

FIDELITY(R) ADVISOR FREEDOM 2055 FUND - CLASS A
  BAND 125
    2012                                                     15,543

  BAND 0
    2012                                                      2,386

FIDELITY(R) ADVISOR FREEDOM 2055 FUND - CLASS T
  BAND 125
    2012                                                     27,174

  BAND 0
    2012                                                      2,593

FIDELITY(R) ADVISOR FREEDOM INCOME FUND - CLASS A
  BAND 125
    2012                                                    313,005
    2011                                                    333,273
    2010                                                     95,633
    2009                                                    130,652
    2008                                                     84,260
    2007                                                     15,111

  BAND 0
    2012                                                     89,793

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR FREEDOM INCOME FUND - CLASS T
  BAND 125
    2012                                                   $  1.16                           $  1.21
    2011                                                      1.15                              1.16
    2010                                                      1.09                              1.15
    2009                                                      0.94                              1.09
    2008                                                      1.10                              0.94
    2007                                                      1.06                              1.10
    2006                                                      1.05                              1.06

  BAND 0
    2012                                                   $  1.26                           $  1.33
    2011                                                      1.24                              1.26
    2010                                                      1.15                              1.24
    2009                                                      0.98                              1.15
    2008                                                      1.14                              0.98

FIDELITY(R) ADVISOR GROWTH & INCOME - CLASS T
  BAND 125
    2012                                                   $  1.26                           $  1.47
    2011                                                      1.26                              1.26
    2010                                                      1.12                              1.26
    2009                                                      0.90                              1.12
    2008                                                      1.56                              0.90
    2007                                                      1.42                              1.56

  BAND 100
    2012                                                   $  1.29                           $  1.50
    2011                                                      1.28                              1.29
    2010                                                      1.14                              1.28
    2009                                                      0.91                              1.14
    2008                                                      1.58                              0.91

FIDELITY(R) ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
  BAND 125
    2012                                                   $  1.16                           $  1.36
    2011                                                      1.16                              1.16
    2010                                                      0.95                              1.16
    2009                                                      0.65                              0.95
    2008                                                      1.48                              0.65
    2007                                                      1.22                              1.48
    2006                                                      1.18                              1.22
    2005                                                      1.10                              1.18
    2004                                                      1.00 (5/01/04)                    1.10

FIDELITY(R) ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS T
  BAND 125
    2012                                                   $  1.13                           $  1.39
    2011                                                      1.31                              1.13
    2010                                                      1.15                              1.31
    2009                                                      0.75                              1.15
    2008                                                      1.55                              0.75
    2007                                                      1.51                              1.55
    2006                                                      1.33                              1.51
    2005                                                      1.19                              1.33

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR FREEDOM INCOME FUND - CLASS T
  BAND 125
    2012                                                     921,412
    2011                                                     903,555
    2010                                                   1,059,514
    2009                                                   1,142,830
    2008                                                     827,093
    2007                                                     218,421
    2006                                                      76,620

  BAND 0
    2012                                                          18
    2011                                                       7,593
    2010                                                       7,098
    2009                                                       2,768
    2008                                                       5,193

FIDELITY(R) ADVISOR GROWTH & INCOME - CLASS T
  BAND 125
    2012                                                     102,373
    2011                                                      85,428
    2010                                                      79,843
    2009                                                      62,255
    2008                                                      61,556
    2007                                                      28,956

  BAND 100
    2012                                                      29,925
    2011                                                      28,010
    2010                                                      22,828
    2009                                                      19,714
    2008                                                      16,921

FIDELITY(R) ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
  BAND 125
    2012                                                     296,324
    2011                                                     187,626
    2010                                                     262,484
    2009                                                     190,108
    2008                                                     205,633
    2007                                                     106,976
    2006                                                      61,636
    2005                                                      43,832
    2004                                                      22,265

FIDELITY(R) ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS T
  BAND 125
    2012                                                         872
    2011                                                         872
    2010                                                         872
    2009                                                       1,009
    2008                                                       1,009
    2007                                                       1,009
    2006                                                       1,201
    2005                                                       1,204

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND - CLASS A
  BAND 125
    2012                                                  $  0.97                          $  1.23
    2011                                                     1.10                             0.97
    2010                                                     0.89                             1.10
    2009                                                     0.57                             0.89
    2008                                                     1.24                             0.57
    2007                                                     1.05                             1.24

FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND - CLASS T
  BAND 125
    2012                                                  $  0.96                          $  1.22
    2011                                                     1.09                             0.96
    2010                                                     0.89                             1.09
    2009                                                     0.56                             0.89
    2008                                                     1.24                             0.56
    2007                                                     1.05                             1.24

  BAND 0
    2012                                                  $  1.02                          $  1.32
    2011                                                     1.14                             1.02
    2010                                                     0.92                             1.14
    2009                                                     0.58                             0.92
    2008                                                     1.25                             0.58

FIDELITY(R) ADVISOR STOCK SELECTOR MID-CAP FUND - CLASS T
  BAND 125
    2012                                                  $  1.61                          $  1.89
    2011                                                     1.72                             1.61
    2010                                                     1.40                             1.72
    2009                                                     0.97                             1.40
    2008                                                     2.07                             0.97
    2007                                                     1.91                             2.07
    2006                                                     1.71                             1.91
    2005                                                     1.60                             1.71
    2004                                                     1.00 (05/01/04)                  1.60

FIDELITY(R) ADVISOR NEW INSIGHTS FUND - CLASS A
  BAND 125
    2012                                                  $  1.14                          $  1.30
    2011                                                     1.16                             1.14
    2010                                                     1.00 (05/27/10)                  1.16

FIDELITY(R) ADVISOR NEW INSIGHTS FUND - CLASS T
  BAND 125
    2012                                                  $  1.32                          $  1.51
    2011                                                     1.36                             1.32
    2010                                                     1.19                             1.36
    2009                                                     0.93                             1.19
    2008                                                     1.53                             0.93
    2007                                                     1.29                             1.53
    2006                                                     1.20 (01/01/06)                  1.29

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND - CLASS A
  BAND 125
    2012                                                    976,923
    2011                                                  2,206,045
    2010                                                  2,831,233
    2009                                                  2,865,736
    2008                                                  2,484,309
    2007                                                  1,371,276

FIDELITY(R) ADVISOR LEVERAGED COMPANY STOCK FUND - CLASS T
  BAND 125
    2012                                                  3,030,878
    2011                                                  3,386,647
    2010                                                  4,070,345
    2009                                                  3,676,663
    2008                                                  2,596,337
    2007                                                    585,312

  BAND 0
    2012                                                    466,889
    2011                                                    416,244
    2010                                                    378,022
    2009                                                    445,061
    2008                                                    311,309

FIDELITY(R) ADVISOR STOCK SELECTOR MID-CAP FUND - CLASS T
  BAND 125
    2012                                                     54,836
    2011                                                     49,814
    2010                                                    140,395
    2009                                                    135,266
    2008                                                    137,379
    2007                                                    106,820
    2006                                                    221,613
    2005                                                    188,332
    2004                                                    137,117

FIDELITY(R) ADVISOR NEW INSIGHTS FUND - CLASS A
  BAND 125
    2012                                                  1,705,153
    2011                                                  1,055,379
    2010                                                    644,700

FIDELITY(R) ADVISOR NEW INSIGHTS FUND - CLASS T
  BAND 125
    2012                                                  4,847,774
    2011                                                  3,674,789
    2010                                                  2,534,440
    2009                                                  1,673,112
    2008                                                    946,901
    2007                                                    683,490
    2006                                                    645,014

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                   $  1.34                           $  1.54
    2011                                                      1.38                              1.34
    2010                                                      1.20                              1.38
    2009                                                      0.94                              1.20
    2008                                                      1.54                              0.94

  BAND 0
    2012                                                   $  1.44                           $  1.66
    2011                                                      1.45                              1.44
    2010                                                      1.26                              1.45
    2009                                                      0.98                              1.26

FIDELITY(R) ADVISOR OVERSEAS FUND - CLASS T
  BAND 125
    2012                                                   $  1.15                           $  1.37
    2011                                                      1.42                              1.15
    2010                                                      1.27                              1.42
    2009                                                      1.02                              1.27
    2008                                                      1.82                              1.02
    2007                                                      1.58                              1.82
    2006                                                      1.34                              1.58
    2005                                                      1.19                              1.34
    2004                                                      1.00 (05/01/04)                   1.19

FIDELITY(R) ADVISOR REAL ESTATE - CLASS A
  BAND 125
    2012                                                   $  0.99                           $  1.16
    2011                                                      1.00 (06/23/11)                   0.99

FIDELITY(R) ADVISOR REAL ESTATE - CLASS T
  BAND 125
    2012                                                   $  0.99                           $  1.16
    2011                                                      1.00 (06/23/11)                   0.99

FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP - CLASS T
  BAND 125
    2012                                                   $  1.00                           $  1.02

FIDELITY ADVISOR SMALL CAP - A
  BAND 125
    2012                                                   $  0.90                           $  0.94

FIDELITY(R) ADVISOR SMALL CAP FUND - CLASS T
  BAND 125
    2012                                                   $  2.16                           $  2.25
    2011                                                      2.30                              2.16
    2010                                                      1.98                              2.30
    2009                                                      1.57                              1.98
    2008                                                      2.18                              1.57
    2007                                                      1.96                              2.18
    2006                                                      1.91                              1.96

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                      31,384
    2011                                                      28,976
    2010                                                      26,747
    2009                                                      23,541
    2008                                                      20,574

  BAND 0
    2012                                                     152,795
    2011                                                     152,877
    2010                                                      20,385
    2009                                                       7,046

FIDELITY(R) ADVISOR OVERSEAS FUND - CLASS T
  BAND 125
    2012                                                           0
    2011                                                           0
    2010                                                           0
    2009                                                         709
    2008                                                         709
    2007                                                      25,807
    2006                                                      33,048
    2005                                                      35,351
    2004                                                      27,501

FIDELITY(R) ADVISOR REAL ESTATE - CLASS A
  BAND 125
    2012                                                     223,876
    2011                                                      76,086

FIDELITY(R) ADVISOR REAL ESTATE - CLASS T
  BAND 125
    2012                                                     135,355
    2011                                                      83,192

FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP - CLASS T
  BAND 125
    2012                                                     177,292

FIDELITY ADVISOR SMALL CAP - A
  BAND 125
    2012                                                      79,329

FIDELITY(R) ADVISOR SMALL CAP FUND - CLASS T
  BAND 125
    2012                                                   3,699,649
    2011                                                   4,291,424
    2010                                                   3,920,948
    2009                                                   3,485,504
    2008                                                   2,403,529
    2007                                                   1,663,929
    2006                                                   1,501,628

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                   $  2.20                           $  2.31
    2011                                                      2.34                              2.20
    2010                                                      2.01                              2.34
    2009                                                      1.59                              2.01
    2008                                                      2.20                              1.59

  BAND 50
    2012                                                   $  2.29                           $  2.41
    2011                                                      2.43                              2.29
    2010                                                      2.07                              2.43
    2009                                                      1.63                              2.07
    2008                                                      2.25                              1.63
    2007                                                      2.01                              2.25
    2006                                                      1.96                              2.01

  BAND 0
    2012                                                   $  2.42                           $  2.56
    2011                                                      2.55                              2.42
    2010                                                      2.17                              2.55
    2009                                                      1.70                              2.17
    2008                                                      2.33                              1.70
    2007                                                      2.07                              2.33
    2006                                                      1.88                              2.07
    2005                                                      1.71                              1.88
    2004                                                      1.40                              1.71

FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP - CLASS T
  BAND 125
    2012                                                   $  1.30                           $  1.02
    2011                                                      1.39                              1.30
    2010                                                      1.18                              1.39
    2009                                                       .88                              1.18
    2008                                                      1.50                              0.88
    2007                                                      1.44                              1.50
    2006                                                      1.38                              1.44

FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND - T CLASS
  BAND 125
    2012                                                   $  1.61                           $  1.89

FIDELITY(R) ADVISOR STRATEGIC INCOME - CLASS A
  BAND 125
    2012                                                   $  1.02                           $  1.11
    2011                                                      0.99                              1.02

FIDELITY ADVISOR VALUE FUND - A CLASS
  BAND 125
    2012                                                   $  0.80                           $  0.95

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                      14,164
    2011                                                       6,677
    2010                                                       3,762
    2009                                                          56
    2008                                                          56

  BAND 50
    2012                                                     146,209
    2011                                                     145,508
    2010                                                     131,346
    2009                                                     120,694
    2008                                                     100,859
    2007                                                      86,109
    2006                                                      72,646

  BAND 0
    2012                                                     829,165
    2011                                                     886,178
    2010                                                     922,902
    2009                                                     222,548
    2008                                                     177,289
    2007                                                     151,529
    2006                                                      99,627
    2005                                                     951,945
    2004                                                     156,850

FIDELITY(R) ADVISOR STOCK SELECTOR ALL CAP - CLASS T
  BAND 125
    2012                                                     177,292
    2011                                                     138,537
    2010                                                     150,851
    2009                                                     119,672
    2008                                                     112,995
    2007                                                     116,848
    2006                                                      33,701

FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND - T CLASS
  BAND 125
    2012                                                      54,836

FIDELITY(R) ADVISOR STRATEGIC INCOME - CLASS A
  BAND 125
    2012                                                     141,179
    2011                                                      36,613

FIDELITY ADVISOR VALUE FUND - A CLASS
  BAND 125
    2012                                                       2,726

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
  BAND 125
    2012                                                   $  2.42                           $  2.69
    2011                                                      2.51                              2.42
    2010                                                      2.23                              2.51
    2009                                                      1.75                              2.23
    2008                                                      2.48                              1.75
    2007                                                      2.18                              2.48
    2006                                                      2.05                              2.18
    2005                                                      2.00                              2.05
    2004                                                      1.92                              2.00
    2003                                                      1.65                              1.92
    2002                                                      1.83                              1.65

FIDELITY(R) VIP II CONTRAFUND - INITIAL CLASS
  BAND 125
    2012                                                   $  3.80                           $  4.37
    2011                                                      3.95                              3.80
    2010                                                      3.41                              3.95
    2009                                                      2.55                              3.41
    2008                                                      4.48                              2.55
    2007                                                      3.86                              4.48
    2006                                                      3.50                              3.86
    2005                                                      3.03                              3.50
    2004                                                      2.66                              3.03
    2003                                                      2.09                              2.66
    2002                                                      2.34                              2.09

FIDELITY VIP II CONTRAFUND - INITIAL CLASS
  BAND 0
    2012                                                   $  4.69                           $  5.46

FIDELITY(R) VIP EQUITY INCOME - INITIAL CLASS
  BAND 125
    2012                                                   $  2.43                           $  2.81
    2011                                                      2.43                              2.43
    2010                                                      2.14                              2.43
    2009                                                      1.66                              2.14
    2008                                                      2.94                              1.66
    2007                                                      2.93                              2.94
    2006                                                      2.47                              2.93
    2005                                                      2.36                              2.47
    2004                                                      2.15                              2.36
    2003                                                      1.67                              2.15
    2002                                                      2.03                              1.67

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
  BAND 125
    2012                                                  11,834,430
    2011                                                  12,831,857
    2010                                                  13,585,774
    2009                                                  14,197,930
    2008                                                  17,731,161
    2007                                                  21,773,695
    2006                                                  38,564,135
    2005                                                  47,580,876
    2004                                                  53,440,839
    2003                                                  53,469,759
    2002                                                  53,227,198

FIDELITY(R) VIP II CONTRAFUND - INITIAL CLASS
  BAND 125
    2012                                                  31,205,271
    2011                                                  32,359,083
    2010                                                  32,560,393
    2009                                                  32,881,002
    2008                                                  31,683,364
    2007                                                  32,479,446
    2006                                                  32,833,793
    2005                                                  30,816,784
    2004                                                  27,908,961
    2003                                                  24,779,179
    2002                                                  22,973,191

FIDELITY VIP II CONTRAFUND - INITIAL CLASS
  BAND 0
    2012                                                      37,147

FIDELITY(R) VIP EQUITY INCOME - INITIAL CLASS
  BAND 125
    2012                                                   4,188,660
    2011                                                   4,723,467
    2010                                                   5,385,567
    2009                                                   6,387,962
    2008                                                   7,234,640
    2007                                                   9,078,869
    2006                                                  10,373,448
    2005                                                  11,535,651
    2004                                                  12,527,048
    2003                                                  12,481,643
    2002                                                  12,196,544

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH - INITIAL CLASS
  BAND 125
    2012                                                  $  2.85                           $  3.23
    2011                                                     2.88                              2.85
    2010                                                     2.35                              2.88
    2009                                                     1.85                              2.35
    2008                                                     3.55                              1.85
    2007                                                     2.83                              3.55
    2006                                                     2.69                              2.83
    2005                                                     2.57                              2.69
    2004                                                     2.52                              2.57
    2003                                                     1.92                              2.52
    2002                                                     2.78                              1.92

FIDELITY(R) VIP HIGH INCOME - INITIAL CLASS
  BAND 125
    2012                                                  $  2.16                           $  2.44
    2011                                                     2.11                              2.16
    2010                                                     1.87                              2.11
    2009                                                     1.32                              1.87
    2008                                                     1.78                              1.32
    2007                                                     1.75                              1.78
    2006                                                     1.60                              1.75
    2005                                                     1.57                              1.60
    2004                                                     1.45                              1.57
    2003                                                     1.16                              1.45
    2002                                                     1.13                              1.16

FIDELITY(R) VIP OVERSEAS - INITIAL CLASS
  BAND 125
    2012                                                  $  1.87                           $  2.23
    2011                                                     2.29                              1.87
    2010                                                     2.05                              2.29
    2009                                                     1.64                              2.05
    2008                                                     2.95                              1.64
    2007                                                     2.55                              2.95
    2006                                                     2.19                              2.55
    2005                                                     1.86                              2.19
    2004                                                     1.66                              1.86
    2003                                                     1.17                              1.66
    2002                                                     1.49                              1.17

FRANKLIN FLEX CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.38                           $  1.49
    2011                                                     1.46                              1.38
    2010                                                     1.27                              1.46
    2009                                                     0.96                              1.27
    2008                                                     1.53                              0.96
    2007                                                     1.34                              1.53
    2006                                                     1.29                              1.34
    2005                                                     1.23                              1.29
    2004                                                     1.11                              1.23

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH - INITIAL CLASS
  BAND 125
    2012                                                 13,423,382
    2011                                                 14,924,090
    2010                                                 15,922,250
    2009                                                 18,242,525
    2008                                                 21,610,721
    2007                                                 23,329,762
    2006                                                 34,607,912
    2005                                                 49,590,284
    2004                                                 55,678,581
    2003                                                 54,510,681
    2002                                                 52,130,625

FIDELITY(R) VIP HIGH INCOME - INITIAL CLASS
  BAND 125
    2012                                                  4,803,037
    2011                                                  5,140,377
    2010                                                  6,373,345
    2009                                                  7,679,918
    2008                                                  6,774,034
    2007                                                  6,531,703
    2006                                                  9,787,076
    2005                                                 14,635,686
    2004                                                 16,110,565
    2003                                                 17,118,909
    2002                                                 16,007,137

FIDELITY(R) VIP OVERSEAS - INITIAL CLASS
  BAND 125
    2012                                                  4,986,475
    2011                                                  6,019,811
    2010                                                  6,441,568
    2009                                                  7,466,477
    2008                                                  8,249,701
    2007                                                  9,087,874
    2006                                                 13,218,820
    2005                                                 15,890,022
    2004                                                 16,014,534
    2003                                                 14,430,463
    2002                                                 13,464,244

FRANKLIN FLEX CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                  1,338,932
    2011                                                  1,781,581
    2010                                                  1,072,172
    2009                                                    869,746
    2008                                                    607,489
    2007                                                    320,219
    2006                                                    263,789
    2005                                                    187,889
    2004                                                     92,544

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   $  1.53                           $  1.67
    2011                                                      1.60                              1.53
    2010                                                      1.38                              1.60

FRANKLIN GROWTH - RETIREMENT CLASS
  BAND 0
    2012                                                   $  0.98                           $  1.11
    2011                                                      1.00 (06/23/11)                   0.98

  BAND 125
    2012                                                   $   .97                           $  1.08

FRANKLIN SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                   $  1.03                           $  1.20
    2011                                                      1.08                              1.03
    2010                                                      0.86                              1.08
    2009                                                      0.66                              0.86
    2008                                                      1.00                              0.66
    2007                                                      1.04                              1.00

FRANKLIN SMALL-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.01                           $  1.18
    2011                                                      1.07                              1.01
    2010                                                      0.85                              1.07
    2009                                                      0.66                              0.85
    2008                                                      0.99                              0.66
    2007                                                      1.04                              0.99
    2011                                                      1.13                              1.08
    2010                                                      0.89                              1.13
    2009                                                      0.68                              0.89
    2008                                                      1.01                              0.68
    2007                                                      1.04                              1.01

  BAND 0
    2012                                                   $  1.08                           $  1.28

FRANKLIN SMALL-MID-CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.42                           $  1.55
    2011                                                      1.51                              1.42
    2010                                                      1.19                              1.51
    2009                                                      0.85                              1.19
    2008                                                      1.50                              0.85
    2007                                                      1.36                              1.50
    2006                                                      1.28                              1.36
    2005                                                      1.18                              1.28

FRANKLIN TEMPLETON STRATEGIC INCOME - CLASS A
  BAND 125
    2012                                                   $  0.98                           $  1.09
    2011                                                      1.00 (06/23/11)                   0.98

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                     152,799
    2011                                                     156,380
    2010                                                      23,179

FRANKLIN GROWTH - RETIREMENT CLASS
  BAND 0
    2012                                                      22,889
    2011                                                      17,950

  BAND 125
    2012                                                     333,858

FRANKLIN SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                     248,472
    2011                                                     193,727
    2010                                                     136,988
    2009                                                     119,602
    2008                                                     115,329
    2007                                                       3,554

FRANKLIN SMALL-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                   1,246,050
    2011                                                   1,069,292
    2010                                                   1,014,930
    2009                                                     775,651
    2008                                                     354,615
    2007                                                     125,943
    2011                                                     137,854
    2010                                                     154,106
    2009                                                     138,740
    2008                                                     110,000
    2007                                                      59,000

  BAND 0
    2012                                                     120,083

FRANKLIN SMALL-MID-CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                     181,475
    2011                                                     165,477
    2010                                                     131,161
    2009                                                     164,670
    2008                                                      98,293
    2007                                                      71,225
    2006                                                      36,175
    2005                                                       6,061

FRANKLIN TEMPLETON STRATEGIC INCOME - CLASS A
  BAND 125
    2012                                                     126,672
    2011                                                       6,614

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON STRATEGIC INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.53                           $  1.70
    2011                                                     1.52                              1.53
    2010                                                     1.39                              1.52
    2009                                                     1.12                              1.39
    2008                                                     1.28                              1.12
    2007                                                     1.23                              1.28
    2006                                                     1.16                              1.23

  BAND 0
    2012                                                  $  1.70                           $  1.91
    2011                                                     1.66                              1.70
    2010                                                     1.50                              1.66
    2009                                                     1.20                              1.50
    2008                                                     1.35                              1.20
    2007                                                     1.28                              1.35
    2006                                                     1.19                              1.28
    2005                                                     1.15                              1.15
    2004                                                     1.06                              1.15

GOLDMAN SACHS GROWTH STRATEGY - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  0.85                           $  0.97
    2011                                                     0.92                              0.85
    2010                                                     0.83                              0.92
    2009                                                     0.65                              0.83
    2008                                                     1.08                              0.65
    2007                                                     1.04                              1.08

GOLDMAN SACHS GROWTH STRATEGY - SERVICE CLASS
  BAND 125
    2012                                                  $  0.83                           $  0.94
    2011                                                     0.90                              0.83

GOLDMAN SACHS MID-CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.00                           $  1.17
    2011                                                     1.08                              1.00
    2010                                                     0.88                              1.08
    2009                                                     0.67                              0.88
    2008                                                     1.06                              0.67
    2007                                                     1.04                              1.06

GOLDMAN SACHS MID-CAP VALUE - SERVICE CLASS
  BAND 125
    2012                                                  $  0.97                           $  1.14
    2011                                                     1.06                              0.97
    2010                                                     0.86                              1.06
    2009                                                     0.66                              0.86
    2008                                                     1.06                              0.66
    2007                                                     1.04                              1.06

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON STRATEGIC INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                  2,923,210
    2011                                                  3,563,035
    2010                                                  3,200,435
    2009                                                  2,585,525
    2008                                                  1,891,166
    2007                                                  1,616,840
    2006                                                    344,427

  BAND 0
    2012                                                    500,825
    2011                                                    433,435
    2010                                                    465,888
    2009                                                    445,797
    2008                                                    471,751
    2007                                                    412,589
    2006                                                    116,941
    2005                                                    144,184
    2004                                                        991

GOLDMAN SACHS GROWTH STRATEGY - INSTITUTIONAL CLASS
  BAND 125
    2012                                                     12,599
    2011                                                     19,763
    2010                                                     27,406
    2009                                                    221,724
    2008                                                    199,921
    2007                                                    188,375

GOLDMAN SACHS GROWTH STRATEGY - SERVICE CLASS
  BAND 125
    2012                                                        171
    2011                                                          8

GOLDMAN SACHS MID-CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                 24,447,733
    2011                                                 26,384,653
    2010                                                 17,112,312
    2009                                                 13,669,796
    2008                                                 12,516,568
    2007                                                  6,767,419

GOLDMAN SACHS MID-CAP VALUE - SERVICE CLASS
  BAND 125
    2012                                                  3,173,330
    2011                                                  2,600,690
    2010                                                  1,301.132
    2009                                                    831,982
    2008                                                    437,510
    2007                                                     76,330

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                   $  0.99                           $  1.15
    2011                                                      1.07                              0.99
    2010                                                      0.87                              1.07
    2009                                                      0.66                              0.87
    2008                                                      1.06                              0.66

  BAND 0
    2012                                                   $  1.04                           $  1.23
    2011                                                      1.11                              1.04
    2010                                                      0.90                              1.11
    2009                                                      0.68                              0.90
    2008                                                      1.07                              0.68
    2007                                                      1.04                              1.07

GOLDMAN SACHS SMALL-CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   $  1.10                           $  1.26
    2011                                                      1.10                              1.10
    2010                                                      0.88                              1.10
    2009                                                      0,70                              0.88
    2008                                                      0.96                              0.70
    2007                                                      1.03                              0.96

GOLDMAN SACHS SMALL-CAP VALUE - SERVICE CLASS
  BAND 125
    2012                                                   $  1.07                           $  1.22
    2011                                                      1.08                              1.07
    2010                                                      0.87                              1.08
    2009                                                      0.69                              0.87
    2008                                                      0.96                              0.69
    2007                                                      1.03                              0.96

  BAND 100
    2012                                                   $  1.08                           $  1.24

  BAND 0
    2012                                                   $  1.14                           $  1.32
    2011                                                      1.14                              1.14
    2010                                                      0.90                              1.14
    2009                                                      0.71                              0.90

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY - SERVICE CLASS
  BAND 125
    2012                                                   $  0.61                           $  0.70
    2011                                                      0.73                              0.61
    2010                                                      0.69                              0.73
    2009                                                      0.55                              0.69
    2008                                                      0.98                              0.55

  BAND 0
    2012                                                   $  0.64                           $  0.74
    2011                                                      0.76                              0.64
    2010                                                      0.71                              0.76

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                       5,646
    2011                                                       4,508
    2010                                                       3,280
    2009                                                       2,957
    2008                                                       3,183

  BAND 0
    2012                                                   1,054,181
    2011                                                   1,050,669
    2010                                                     731,347
    2009                                                     596,591
    2008                                                     536,140
    2007                                                      11,954

GOLDMAN SACHS SMALL-CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  10,303,579
    2011                                                   5,033,159
    2010                                                   1,797,944
    2009                                                      52,978
    2008                                                      34,376
    2007                                                      98,714

GOLDMAN SACHS SMALL-CAP VALUE - SERVICE CLASS
  BAND 125
    2012                                                   3,474,953
    2011                                                   1,513,340
    2010
    2009                                                       7,737
    2008                                                      64,585
    2007                                                       5,974

  BAND 100
    2012                                                         506

  BAND 0
    2012                                                     513,562
    2011                                                     153,139
    2010                                                      19,616
    2009                                                     138,779

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY - SERVICE CLASS
  BAND 125
    2012                                                     116,905
    2011                                                     133,293
    2010                                                      30,374
    2009                                                       6,138
    2008                                                       1,623

  BAND 0
    2012                                                         295
    2011                                                         295
    2010                                                       1,023

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  0.62                           $ 0.72
    2011                                                     0.74                             0.62
    2010                                                     0.70                             0.74
    2009                                                     0.55                             0.70

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.29                           $ 1.54
    2011                                                     1.49                             1.29
    2010                                                     1.21                             1.49
    2009                                                     0.72                             1.21
    2008                                                     1.34                             0.72
    2007                                                     1.06                             1.34

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER - SERVICE CLASS
  BAND 125
    2012                                                  $  1.25                           $ 1.49
    2011                                                     1.46                             1.25
    2010                                                     1.19                             1.46
    2009                                                     0.72                             1.19
    2008                                                     1.33                             0.72
    2007                                                     1.06                             1.33

  BAND 100
    2012                                                  $  1.27                           $ 1.51

  BAND 0
    2012                                                  $  1.34                           $ 1.61
    2011                                                     1.54                             1.34
    2010                                                     1.24                             1.54

HENNSLER EQUITY - INVESTOR CLASS
  BAND 125
    2012                                                  $  1.05                           $ 1.11
    2011                                                  $  1.07                           $ 1.05

HENNSLER EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.02                           $ 1.10

INVESCO CAPITAL DEVELOPMENT GROWTH - R5 CLASS
  BAND 125
    2012                                                  $  1.00 (04/12/12)                $ 0.99

INVESCO DIVERSIFIED DIVIDEND - INVESTOR CLASS
  BAND 125
    2012                                                  $  0.92                           $ 1.06
    2011                                                     1.00 (04/28/11)                  0.92

INVESCO DIVERSIFIED DIVIDEND - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.92                           $ 1.06
    2011                                                     1.00 (04/28/11)                  0.92

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2012                                                    350,655
    2011                                                    347,434
    2010                                                    453,608
    2009                                                      4,644

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  2,879,700
    2011                                                  4,852,944
    2010                                                  3,882,914
    2009                                                  3,474,911
    2008                                                  3,156,005
    2007                                                    969,954

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER - SERVICE CLASS
  BAND 125
    2012                                                  1,006,743
    2011                                                    956,437
    2010                                                    454,025
    2009                                                    378,858
    2008                                                     43,779
    2007                                                        536

  BAND 100
    2012                                                      8,079

  BAND 0
    2012                                                     25,725
    2011                                                    270,374
    2010                                                     30,058

HENNSLER EQUITY - INVESTOR CLASS
  BAND 125
    2012                                                     20,638
    2011                                                    258,006

HENNSLER EQUITY - INSTITUTIONAL CLASS
  BAND 125
    2012                                                        122

INVESCO CAPITAL DEVELOPMENT GROWTH - R5 CLASS
  BAND 125
    2012                                                     21,091

INVESCO DIVERSIFIED DIVIDEND - INVESTOR CLASS
  BAND 125
    2012                                                  2,110,217
    2011                                                     46,480

INVESCO DIVERSIFIED DIVIDEND - ADVISOR CLASS
  BAND 125
    2012                                                  1,165,196
    2011                                                    280,486

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                  $  0.92                           $  1.07
    2011                                                     1.00 (04/28/11)                   0.92

  BAND 0
    2012                                                  $  0.93                           $  1.09

INVESCO DYNAMICS FUND - CLASS A
  BAND 125
    2012                                                  $  0.95                           $  1.06
    2011                                                  $  1.01                           $  0.95
    2010                                                     0.83                              1.01

INVESCO DYNAMICS FUND - INVESTOR CLASS
  BAND 125
    2012                                                  $  2.57                           $  2.86
    2011                                                     2.72                              2.57
    2010                                                     2.23                              2.72
    2009                                                     1.58                              2.23
    2008                                                     3.02                              1.58
    2007                                                     2.72                              3.02
    2006                                                     2.37                              2.72
    2005                                                     2.17                              2.37
    2004                                                     1.96                              2.17
    2003                                                     1.44                              1.96
    2002                                                     2.18                              1.44

INVESCO ENERGY FUND - CLASS A
  BAND 125
    2012                                                  $  3.13                           $  3.05
    2011                                                     3.46                              3.13
    2010                                                     3.00                              3.46
    2009                                                     2.11                              3.00
    2008                                                     3.81                              2.11
    2007                                                     2.66                              3.81
    2006                                                     2.46                              2.66
    2005                                                     1.62                              2.46
    2004                                                     1.20                              1.62

  BAND 100
    2012                                                  $  3.20                           $  3.12
    2011                                                     3.52                              3.20
    2010                                                     3.05                              3.52
    2009                                                     2.14                              3.05
    2008                                                     3.86                              2.14

  BAND 0
    2012                                                  $  3.50                           $  3.45
    2011                                                     3.81                              3.50
    2010                                                     3.27                              3.81
    2009                                                     2.27                              3.27
    2008                                                     4.05                              2.27

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                     32,253
    2011                                                     29,579

  BAND 0
    2012                                                    844,152

INVESCO DYNAMICS FUND - CLASS A
  BAND 125
    2012                                                     30,852
    2011                                                     24,233
    2010                                                      2,207

INVESCO DYNAMICS FUND - INVESTOR CLASS
  BAND 125
    2012                                                    145,970
    2011                                                    195,991
    2010                                                    252,608
    2009                                                    242,850
    2008                                                    238,095
    2007                                                    192,019
    2006                                                    179,751
    2005                                                    104,346
    2004                                                    112,075
    2003                                                     77,788
    2002                                                     22,734

INVESCO ENERGY FUND - CLASS A
  BAND 125
    2012                                                  1,029,105
    2011                                                  1,080,342
    2010                                                    935,606
    2009                                                    833,898
    2008                                                    676,747
    2007                                                    335,252
    2006                                                    117,533
    2005                                                     23,062
    2004                                                        469

  BAND 100
    2012                                                     19,924
    2011                                                     17,319
    2010                                                     18,875
    2009                                                     20,999
    2008                                                     16,749

  BAND 0
    2012                                                     21,624
    2011                                                     27,209
    2010                                                     26,621
    2009                                                     20,999
    2008                                                     20,334

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO ENERGY FUND - INVESTOR CLASS
  BAND 125
    2012                                                   $  2.61                           $  2.54
    2011                                                      2.88                              2.61
    2010                                                      2.50                              2.88
    2009                                                      1.76                              2.50
    2008                                                      3.18                              1.76
    2007                                                      2.22                              3.18
    2006                                                      2.05                              2.22
    2005                                                      1.35                              2.05
    2004                                                      1.00                              1.35
    2003                                                      0.82                              1.00
    2002                                                      0.87                              0.82

INVESCO GLOBAL QUANTITATIVE CORE - CLASS A
  BAND 125
    2012                                                   $  1.33                           $  1.49
    2011                                                      1.39                              1.33
    2010                                                      1.24                              1.39
    2009                                                      0.99                              1.24
    2008                                                      1.78                              0.99
    2007                                                      1.71                              1.78
    2006                                                      1.46                              1.71

INVESCO GLOBAL QUANTITATIVE CORE - R5 CLASS
  BAND 125
    2012                                                   $  0.74                           $  0.83
    2011                                                      0.77                              0.74
    2010                                                      0.68                              0.77
    2009                                                      0.54                              0.68
    2008                                                      0.91                              0.54
    2007                                                      1.00 (5/24/07)                    0.91

INVESCO GLOBAL HEALTH CARE FUND - CLASS A
  BAND 125
    2012                                                   $  1.47                           $  1.75
    2011                                                      1.43                              1.47
    2010                                                      1.38                              1.43
    2009                                                      1.10                              1.38
    2008                                                      1.55                              1.10
    2007                                                      1.41                              1.55
    2006                                                      1.37                              1.41

  BAND 100
    2012                                                   $  1.50                           $  1.79
    2011                                                      1.45                              1.50
    2010                                                      1.40                              1.45
    2009                                                      1.11                              1.40
    2008                                                      1.57                              1.11
    2007                                                      1.42                              1.57
    2006                                                      1.37                              1.42

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO ENERGY FUND - INVESTOR CLASS
  BAND 125
    2012                                                     821,822
    2011                                                     704,853
    2010                                                     614,977
    2009                                                     518,715
    2008                                                     554,966
    2007                                                     514,222
    2006                                                     311,891
    2005                                                     368,789
    2004                                                      69,703
    2003                                                      52,892
    2002                                                      47,128

INVESCO GLOBAL QUANTITATIVE CORE - CLASS A
  BAND 125
    2012                                                      67,782
    2011                                                     113,237
    2010                                                      94,735
    2009                                                      95,652
    2008                                                      95,992
    2007                                                      88,759
    2006                                                   2,083,409

INVESCO GLOBAL QUANTITATIVE CORE - R5 CLASS
  BAND 125
    2012                                                     264,542
    2011                                                     320,471
    2010                                                     365,161
    2009                                                   2,435,634
    2008                                                   3,545,307
    2007                                                   3,818,381

INVESCO GLOBAL HEALTH CARE FUND - CLASS A
  BAND 125
    2012                                                     303,020
    2011                                                     331,390
    2010                                                     239,453
    2009                                                     151,848
    2008                                                      41,678
    2007                                                      32,857
    2006                                                       3,022

  BAND 100
    2012                                                       9,632
    2011                                                       9,136
    2010                                                       9,010
    2009                                                       9,212
    2008                                                       7,202
    2007                                                       2,129
    2006                                                       1,853

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   $  1.63                           $  1.97
    2011                                                      1.57                              1.63
    2010                                                      1.50                              1.57
    2009                                                      1.18                              1.50
    2008                                                      1.64                              1.18

INVESCO GLOBAL HEALTH CARE FUND - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.24                           $  1.48
    2011                                                      1.20                              1.24
    2010                                                      1.17                              1.20
    2009                                                      0.93                              1.17
    2008                                                      1.31                              0.93
    2007                                                      1.19                              1.31
    2006                                                      1.16                              1.19

INVESCO INTERNATIONAL GROWTH FUND - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   $  0.99                           $  1.13
    2011                                                      1.08                              0.99
    2010                                                      0.97                              1.08
    2009                                                      0.72                              0.97
    2008                                                      1.23                              0.72
    2007                                                      1.08                              1.23

  BAND 0
    2012                                                   $  1.06                           $  1.23
    2011                                                      1.14                              1.06
    2010                                                      1.01                              1.14

INVESCO INTERNATIONAL GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   $  0.96                           $  1.09
    2011                                                      1.05                              0.96
    2010                                                      0.95                              1.05
    2009                                                      0.71                              0.95
    2008                                                      1.22                              0.71

  BAND 0
    2012                                                   $  1.02                           $  1.18
    2011                                                      1.10                              1.02
    2010                                                       .98                              1.10

INVESCO LEISURE FUND - CLASS A
  BAND 125
    2012                                                   $  1.39                           $  1.73
    2011                                                      1.46                              1.39
    2010                                                      1.22                              1.46
    2009                                                      0.94                              1.22
    2008                                                      1.66                              0.94
    2007                                                      1.69                              1.66
    2006                                                      1.40                              1.69

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                           0
    2011                                                       1,110
    2010                                                       1,172
    2009                                                         953
    2008                                                       4,250

INVESCO GLOBAL HEALTH CARE FUND - INVESTOR CLASS
  BAND 125
    2012                                                      88,513
    2011                                                     204,852
    2010                                                     278,305
    2009                                                     272,939
    2008                                                     354,406
    2007                                                     312,033
    2006                                                     336,056

INVESCO INTERNATIONAL GROWTH FUND - INSTITUTIONAL CLASS
  BAND 125
    2012                                                     636,660
    2011                                                     888,728
    2010                                                     833,234
    2009                                                     674,931
    2008                                                     513,771
    2007                                                     531,484

  BAND 0
    2012                                                   1,694,689
    2011                                                   1,746,814
    2010                                                   1,852,113

INVESCO INTERNATIONAL GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                     671,993
    2011                                                     251,532
    2010                                                     220,873
    2009                                                      86,564
    2008                                                       9,479

  BAND 0
    2012                                                      26,978
    2011                                                      22,719
    2010                                                      17,295

INVESCO LEISURE FUND - CLASS A
  BAND 125
    2012                                                      82,033
    2011                                                      34,741
    2010                                                      54,068
    2009                                                      30,943
    2008                                                      37,603
    2007                                                      57,193
    2006                                                       9,388

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO MID-CAP CORE EQUITY FUND - CLASS A
  BAND 125
    2012                                                   $  1.42                           $  1.55
    2011                                                      1.54                              1.42
    2010                                                      1.38                              1.54
    2009                                                      1.08                              1.38
    2008                                                      1.50                              1.08
    2007                                                      1.39                              1.50
    2006                                                      1.26                              1.39
    2005                                                      1.19                              1.26
    2004                                                      1.06                              1.19
    2003                                                      0.84                              1.06
    2002                                                      1.00                              0.84

  BAND 0
    2012                                                   $  1.61                           $  1.77
    2011                                                      1.71                              1.61
    2010                                                      1.52                              1.71

INVESCO MID-CAP CORE EQUITY FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.41                           $  1.54
    2011                                                      1.53                              1.41
    2010                                                      1.38                              1.53
    2009                                                      1.08                              1.38
    2008                                                      1.50                              1.08
    2007                                                      1.39                              1.50
    2006                                                      1.29                              1.39

  BAND 100
    2012                                                   $  1.44                           $  1.57
    2011                                                      1.56                              1.44
    2010                                                      1.40                              1.56
    2009                                                      1.09                              1.40
    2008                                                      1.52                              1.09

  BAND 50
    2012                                                   $  1.50                           $  1.65
    2011                                                      1.61                              1.50
    2010                                                      1.45                              1.61
    2009                                                      1.12                              1.45

  BAND 0
    2012                                                   $  1.57                           $  1.72
    2011                                                      1.67                              1.57
    2010                                                      1.49                              1.67
    2009                                                      1.15                              1.49
    2008                                                      1.59                              1.15
    2007                                                      1.45                              1.59
    2006                                                      1.29                              1.45
    2005                                                      1.20                              1.29
    2004                                                      1.07                              1.20

INVESCO MID CAP GROWTH - R CLASS
  BAND 100
    2012                                                   $  1.00                           $  0.99

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO MID-CAP CORE EQUITY FUND - CLASS A
  BAND 125
    2012                                                   2,557,061
    2011                                                   3,252,099
    2010                                                   2,937,721
    2009                                                   2,450,560
    2008                                                   1,042,213
    2007                                                     850,065
    2006                                                     896,845
    2005                                                     748,926
    2004                                                     576,403
    2003                                                     299,862
    2002                                                      92,931

  BAND 0
    2012                                                      48,740
    2011                                                      26,620
    2010                                                      14,721

INVESCO MID-CAP CORE EQUITY FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   2,608,891
    2011                                                   2,712,405
    2010                                                   2,742,986
    2009                                                   2,202,312
    2008                                                     933,674
    2007                                                     542,372
    2006                                                     585,636

  BAND 100
    2012                                                      28,050
    2011                                                      28,490
    2010                                                      20,516
    2009                                                      20,683
    2008                                                      12,881

  BAND 50
    2012                                                      23,096
    2011                                                      23,609
    2010                                                      12,134
    2009                                                        1.45

  BAND 0
    2012                                                     222,176
    2011                                                     202,151
    2010                                                     133,941
    2009                                                      92,707
    2008                                                      45,310
    2007                                                      17,863
    2006                                                       7,408
    2005                                                     391,507
    2004                                                     132,136

INVESCO MID CAP GROWTH - R CLASS
  BAND 100
    2012                                                       4,757

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL-CAP GROWTH FUND - CLASS A
  BAND 125
    2012                                                   $  1.48                           $  1.73
    2011                                                      1.52                              1.48
    2010                                                      1.22                              1.52
    2009                                                      0.92                              1.22
    2008                                                      1.51                              0.92
    2007                                                      1.38                              1.51
    2006                                                      1.22                              1.38
    2005                                                      1.14                              1.22
    2004                                                      1.08                              1.14
    2003                                                      0.78                              1.08
    2002                                                      1.00 (5/31/2002)                  0.78

  BAND 0
    2012                                                   $  1.67                           $  1.97
    2011                                                      1.69                              1.67
    2010                                                      1.34                              1.69

INVESCO SMALL-CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.44                           $  1.68
    2011                                                      1.48                              1.44
    2010                                                      1.19                              1.48
    2009                                                      0.90                              1.19
    2008                                                      1.49                              0.90
    2007                                                      1.36                              1.49
    2006                                                      1.20                              1.36
    2005                                                      1.13                              1.20
    2004                                                      1.07                              1.13

  BAND 0
    2012                                                   $  1.60                           $  1.88
    2011                                                      1.62                              1.60
    2010                                                      1.29                              1.62

INVESCO TECHNOLOGY - CLASS A
  BAND 125
    2012                                                   $  1.61                           $  1.76
    2011                                                      1.69                              1.61
    2010                                                      1.41                              1.69
    2009                                                      0.91                              1.41
    2008                                                      1.65                              0.91
    2007                                                      1.56                              1.65
    2006                                                      1.44                              1.56
    2005                                                      1.43                              1.44
    2004                                                      1.40                              1.43

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO SMALL-CAP GROWTH FUND - CLASS A
  BAND 125
    2012                                                   1,839,885
    2011                                                     315,928
    2010                                                     437,613
    2009                                                     180,494
    2008                                                     173,270
    2007                                                     168,921
    2006                                                     149,799
    2005                                                      72,139
    2004                                                      32,156
    2003                                                      20,363
    2002                                                          65

  BAND 0
    2012                                                     104,686
    2011                                                     126,374
    2010                                                      68,326

INVESCO SMALL-CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                     946,450
    2011                                                     499,134
    2010                                                     353,974
    2009                                                     271,805
    2008                                                     280,467
    2007                                                     171,062
    2006                                                      61,799
    2005                                                      28,170
    2004                                                      13,033

  BAND 0
    2012                                                     173,976
    2011                                                       7,952
    2010                                                         649

INVESCO TECHNOLOGY - CLASS A
  BAND 125
    2012                                                      92,035
    2011                                                      87,089
    2010                                                     118,892
    2009                                                     105,920
    2008                                                      43,113
    2007                                                      34,296
    2006                                                      23,198
    2005                                                       7,904
    2004                                                       4,422

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO TECHNOLOGY - INVESTOR CLASS
  BAND 125
    2012                                                   $  0.77                           $  0.84
    2011                                                      0.81                              0.77
    2010                                                      0.68                              0.81
    2009                                                      0.43                              0.68
    2008                                                      0.79                              0.43
    2007                                                      0.74                              0.79
    2006                                                      0.69                              0.74
    2005                                                      0.68                              0.69
    2004                                                      0.67                              0.68
    2003                                                      0.47                              0.67

INVESCO VALUE OPPORTUNITIES - ADVISOR CLASS
  BAND 125
    2012                                                   $  0.89                           $  1.04
    2011                                                      1.00 (04/28/11)                   0.89

INVESCO VALUE OPPORTUNITIES - RETIREMENT CLASS
  BAND 125
    2012                                                   $  0.92                           $  1.06
    2011                                                      1.00 (05/20/11)                   0.92

JANUS FORTY FUND - ADVISOR CLASS
  BAND 125
    2012                                                   $  1.01                           $  1.24
    2011                                                      1.10                              1.01

JANUS FORTY FUND - A CLASS
  BAND 125
    2012                                                   $  1.21                           $  1.47
    2011                                                      1.33                              1.21
    2010                                                      1.27                              1.33
    2009                                                      0.90                              1.27
    2008                                                      1.64                              0.90
    2007                                                      1.22                              1.64
    2006                                                      1.13                              1.22
    2005                                                      1.00 (05/20/05)                   1.13

  BAND 100
    2012                                                   $  1.23                           $  1.50
    2011                                                      1.35                              1.23
    2010                                                      1.29                              1.35
    2009                                                      0.91                              1.29
    2008                                                      1.65                              0.91

  BAND 0
    2012                                                   $  1.32                           $  1.62
    2011                                                      1.42                              1.32
    2010                                                      1.35                              1.42
    2009                                                      0.94                              1.35

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO TECHNOLOGY - INVESTOR CLASS
  BAND 125
    2012                                                     212,016
    2011                                                     193,792
    2010                                                     281,888
    2009                                                     272,815
    2008                                                     294,546
    2007                                                     243,206
    2006                                                     359,230
    2005                                                     261,489
    2004                                                     265,178
    2003                                                     183,900

INVESCO VALUE OPPORTUNITIES - ADVISOR CLASS
  BAND 125
    2012                                                     298,615
    2011                                                     317,722

INVESCO VALUE OPPORTUNITIES - RETIREMENT CLASS
  BAND 125
    2012                                                     106,329
    2011                                                      85,864

JANUS FORTY FUND - ADVISOR CLASS
  BAND 125
    2012                                                     411,056
    2011                                                     429,708

JANUS FORTY FUND - A CLASS
  BAND 125
    2012                                                   1,966,461
    2011                                                   1,872,952
    2010                                                   2,641,291
    2009                                                   1,917,064
    2008                                                   1,341,695
    2007                                                     476,508
    2006                                                     224,873
    2005                                                       4,181

  BAND 100
    2012                                                      17,014
    2011                                                      13,049
    2010                                                      21,104
    2009                                                      42,263
    2008                                                       34642

  BAND 0
    2012                                                       3,761
    2011                                                       3,479
    2010                                                       7,975
    2009                                                         549

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
JANUS GROWTH & INCOME FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   $  0.97                           $  1.11
    2011                                                      1.00                              0.97
    2010                                                      0.94                              1.00
    2009                                                      0.69                              0.94
    2008                                                      1.26                              0.69
    2007                                                      1.19                              1.26
    2006                                                      1.15                              1.19

  BAND 50
    2012                                                   $  1.02                           $  1.18
    2011                                                      1.05                              1.02
    2010                                                      0.97                              1.05
    2009                                                      0.71                              0.97
    2008                                                      1.29                              0.71
    2007                                                      1.20                              1.29
    2006                                                      1.13                              1.20
    2005                                                      1.00 (05/20/05)                   1.13

JANUS INTECH U.S. GROWTH - CLASS S
  BAND 125
    2012                                                   $  1.25                           $  1.43
    2011                                                      1.25                              1.25
    2010                                                      1.07                              1.25
    2009                                                      0.82                              1.07
    2008                                                      1.45                              0.82
    2007                                                      1.33                              1.45
    2006                                                      1.26                              1.33
    2005                                                      1.19                              1.26

JANUS BALANCED - R CLASS
  BAND 125
    2012                                                   $  1.01                           $  1.12
    2011                                                      1.01                              1.01

JANUS ASPEN BALANCED - CLASS S
  BAND 125
    2012                                                   $  1.01                           $  1.13
    2011                                                      1.01                              1.01

Janus Aspen Flexible Bond - Institutional Class
  BAND 125
    2012                                                   $  2.23                           $  2.38
    2011                                                      2.11                              2.23
    2010                                                      1.98                              2.11
    2009                                                      1.77                              1.98
    2008                                                      1.69                              1.77
    2007                                                      1.60                              1.69
    2006                                                      1.56                              1.60
    2005                                                      1.54                              1.56
    2004                                                      1.50                              1.54
    2003                                                      1.43                              1.50
    2002                                                      1.31                              1.43

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
JANUS GROWTH & INCOME FUND - RETIREMENT CLASS
  BAND 125
    2012                                                     158,828
    2011                                                     236,176
    2010                                                     180,253
    2009                                                     135,942
    2008                                                      50,795
    2007                                                      72,066
    2006                                                      17,604

  BAND 50
    2012                                                     586,663
    2011                                                     549,976
    2010                                                     500,556
    2009                                                     497,642
    2008                                                     427,537
    2007                                                     508,005
    2006                                                     484,971
    2005                                                     180,358

JANUS INTECH U.S. GROWTH - CLASS S
  BAND 125
    2012                                                   4,423,811
    2011                                                   5,143,390
    2010                                                   5,246,317
    2009                                                   5,231,380
    2008                                                   4,967,499
    2007                                                   5,517,010
    2006                                                   5,756,092
    2005                                                      26,577

JANUS BALANCED - R CLASS
  BAND 125
    2012                                                     320,937
    2011                                                     335,834

JANUS ASPEN BALANCED - CLASS S
  BAND 125
    2012                                                     255,069
    2011                                                       3,622

Janus Aspen Flexible Bond - Institutional Class
  BAND 125
    2012                                                  16,708,293
    2011                                                  14,717,684
    2010                                                  11,750,979
    2009                                                  11,186,182
    2008                                                  11,226,567
    2007                                                   9,952,575
    2006                                                  10,358,363
    2005                                                  10,936,764
    2004                                                  10,737,951
    2003                                                  10,695,429
    2002                                                   9,258,998

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   $  2.68                           $  2.90
    2011                                                      2.51                              2.68
    2010                                                      2.33                              2.51
    2009                                                      2.05                              2.33
    2008                                                      1.94                              2.05

JANUS ASPEN PERKINS MID-CAP VALUE PORTFOLIO - CLASS S
  BAND 125
    2012                                                   $  1.12                           $  1.22
    2011                                                      1.16                              1.12
    2010                                                      1.02                              1.16
    2009                                                      0.78                              1.02
    2008                                                      1.09                              0.78

  BAND 0
    2012                                                   $  1.19                           $  1.32
    2011                                                      1.23                              1.19
    2010                                                      1.06                              1.23

JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   $  1.34                           $  1.59
    2011                                                      1.57                              1.34
    2010                                                      1.38                              1.57
    2009                                                      1.01                              1.38
    2008                                                      1.85                              1.01
    2007                                                      1.71                              1.85
    2006                                                      1.47                              1.71
    2005                                                      1.40                              1.47
    2004                                                      1.35                              1.40
    2003                                                      1.11                              1.35
    2002                                                      1.50                              1.11

JANUS PERKINS MID CAP VALUE - CLASS A
  BAND 125
    2012                                                   $  1.07                           $  1.16
    2011                                                      1.11                              1.07
    2010                                                      1.00 (05/27/10)                   1.11

JANUS PERKINS MID CAP VALUE - CLASS R
  BAND 125
    2012                                                   $  1.10                           $  1.19
    2011                                                      1.15                              1.10
    2010                                                      1.02                              1.15
    2009                                                      0.78                              1.02
    2008                                                      1.10                              0.78

  BAND 100
    2012                                                   $  1.11                           $  1.21
    2011                                                      1.16                              1.11
    2010                                                      1.03                              1.16
    2009                                                      0.79                              1.03
    2008                                                      1.10                              0.79

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                           0
    2011                                                           -
    2010                                                           0
    2009                                                           0
    2008                                                       6,247

JANUS ASPEN PERKINS MID-CAP VALUE PORTFOLIO - CLASS S
  BAND 125
    2012                                                   1,092,798
    2011                                                     990,933
    2010                                                     953,008
    2009                                                   4,155,752
    2008                                                     253,189

  BAND 0
    2012                                                     140,769
    2011                                                     150,727
    2010                                                      55,902

JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   7,652,064
    2011                                                   9,222,266
    2010                                                  10,240,529
    2009                                                  11,551,751
    2008                                                  12,608,660
    2007                                                  13,984,817
    2006                                                  17,073,458
    2005                                                  30,895,367
    2004                                                  35,730,498
    2003                                                  35,860,493
    2002                                                  34,123,387

JANUS PERKINS MID CAP VALUE - CLASS A
  BAND 125
    2012                                                   4,501,986
    2011                                                   4,395,335
    2010                                                   3,907,363

JANUS PERKINS MID CAP VALUE - CLASS R
  BAND 125
    2012                                                   2,953,743
    2011                                                   2,542,169
    2010                                                   1,975,053
    2009                                                   1,100,820
    2008                                                     200,230

  BAND 100
    2012                                                       8,672
    2011                                                       6,168
    2010                                                       3,629
    2009                                                       2,410
    2008                                                         598

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                   $  1.14                           $  1.25
    2011                                                      1.18                              1.14

  BAND 0
    2012                                                   $  1.17                           $  1.29
    2011                                                      1.21                              1.17
    2010                                                      1.06                              1.21
    2009                                                      0.81                              1.06

JANUS PERKINS SMALL CAP VALUE - CLASS S
  BAND 125
    2012                                                   $  1.46                           $  1.57
    2011                                                      1.54                              1.46
    2010                                                      1.33                              1.54
    2009                                                      0.98                              1.33
    2008                                                      1.50                              0.98
    2007                                                      1.60                              1.50
    2006                                                      1.33                              1.60
    2005                                                      1.27                              1.33

  BAND 25
    2012                                                   $  1.59                           $  1.73
    2011                                                      1.66                              1.59
    2010                                                      1.41                              1.66
    2009                                                      1.03                              1.41
    2008                                                      1.56                              1.03

  BAND 0
    2012                                                   $  1.62                           $  1.77
    2011                                                      1.69                              1.62
    2010                                                      1.43                              1.69

LORD ABBETT CLASSIC STOCK FUND - CLASS A
  BAND 125
    2012                                                   $  1.04                           $  1.18
    2011                                                      1.15                              1.04
    2010                                                      1.00                              1.15

LORD ABBETT CLASSIC STOCK FUND - CLASS R3
  BAND 125
    2012                                                   $  1.04                           $  1.18
    2011                                                      1.15                              1.04
    2010                                                      1.00                              1.15

LORD ABBETT DEVELOPING GROWTH - CLASS A
  BAND 125
    2012                                                   $  0.92                           $  1.00
    2011                                                      1.00 (06/23/11)                   0.92

  BAND 0
    2012                                                   $  0.92                           $  1.02

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                      33,428
    2011                                                      27,893

  BAND 0
    2012                                                     164,113
    2011                                                     154,141
    2010                                                      34,837
    2009                                                       4,070

JANUS PERKINS SMALL CAP VALUE - CLASS S
  BAND 125
    2012                                                     771,812
    2011                                                     837,291
    2010                                                     684,370
    2009                                                     362,822
    2008                                                     287,793
    2007                                                      83,033
    2006                                                      31,334
    2005                                                       2,594

  BAND 25
    2012                                                           0
    2011                                                           0
    2010                                                     147,203
    2009                                                     114,211
    2008                                                      63,587

  BAND 0
    2012                                                       7,263
    2011                                                       5,411
    2010                                                       3,919

LORD ABBETT CLASSIC STOCK FUND - CLASS A
  BAND 125
    2012                                                      13,719
    2011                                                      12,343
    2010                                                       2,423

LORD ABBETT CLASSIC STOCK FUND - CLASS R3
  BAND 125
    2012                                                     203,184
    2011                                                     178,427
    2010                                                      50,609

LORD ABBETT DEVELOPING GROWTH - CLASS A
  BAND 125
    2012                                                     234,395
    2011                                                      23,442

  BAND 0
    2012                                                   2,530,975

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - CLASS P
  BAND 125
    2012                                                  $  1.64                          $  1.79
    2011                                                     1.69                             1.64
    2010                                                     1.27                             1.69
    2009                                                     0.87                             1.27
    2008                                                     1.67                             0.87
    2007                                                     1.25                             1.67
    2006                                                     1.14                             1.25

  BAND 100
    2012                                                  $  1.67                          $  1.82
    2011                                                     1.72                             1.67
    2010                                                     1.27                             1.72
    2009                                                     0.87                             1.27
    2008                                                     1.68                             0.87
    2007                                                     1.25                             1.68
    2006                                                     1.14                             1.25

  BAND 25
    2012                                                  $  1.76                          $  1.94
    2011                                                     1.80                             1.76
    2010                                                     1.32                             1.80
    2009                                                     0.90                             1.32
    2008                                                     1.72                             0.90

  BAND 0
    2012                                                  $  1.79                          $  1.98
    2011                                                     1.82                             1.79
    2010                                                     1.34                             1.82
    2009                                                     0.91                             1.34
    2008                                                     1.73                             0.91
    2007                                                     1.28                             1.73
    2006                                                     1.15                             1.28

LORD ABBETT DEVELOPING GROWTH - CLASS R3
  BAND 125
    2012                                                  $  1.00                          $  1.09
    2011                                                     1.03                             1.00
    2010                                                     0.77                             1.03
    2009                                                     0.53                             0.77
    2008                                                     1.02                             0.53

  BAND 100
    2012                                                  $  1.01                          $  1.10

LORD ABBETT FUNDAMENTAL EQUITY - CLASS R3
  BAND 125
    2012                                                  $  0.93                          $  1.01
    2011                                                     1.00 (06/23/11)                  0.93

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - CLASS P
  BAND 125
    2012                                                    553,655
    2011                                                    610,474
    2010                                                    382,129
    2009                                                    516,768
    2008                                                    264,576
    2007                                                    107,226
    2006                                                     23,814

  BAND 100
    2012                                                     48,976
    2011                                                     41,506
    2010                                                     37,783
    2009                                                     51,522
    2008                                                     33,884
    2007                                                     35,681
    2006                                                     66,056

  BAND 25
    2012                                                          -
    2011                                                          0
    2010                                                    210,432
    2009                                                    164,941
    2008                                                     82,239

  BAND 0
    2012                                                    150,316
    2011                                                    146,200
    2010                                                    229,549
    2009                                                    216,865
    2008                                                    200,072
    2007                                                    331,988
    2006                                                    276,020

LORD ABBETT DEVELOPING GROWTH - CLASS R3
  BAND 125
    2012                                                  1,583,064
    2011                                                  1,530,364
    2010                                                    793,983
    2009                                                    152,060
    2008                                                     22,594

  BAND 100
    2012                                                     20,685

LORD ABBETT FUNDAMENTAL EQUITY - CLASS R3
  BAND 125
    2012                                                    272,563
    2011                                                    394,056

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES - CLASS P
  BAND 125
    2012                                                   $  1.27                           $  1.42
    2011                                                      1.43                              1.27
    2010                                                      1.18                              1.43
    2009                                                      0.82                              1.18
    2008                                                      1.35                              0.82
    2007                                                      1.13                              1.35
    2006                                                      1.07                              1.13

LORD ABBETT GROWTH OPPORTUNITIES - CLASS R3
  BAND 125
    2012                                                   $  0.96                           $  1.08
    2011                                                      1.09                              0.96
    2010                                                      0.89                              1.09
    2009                                                      0.62                              0.89
    2008                                                      1.02                              0.62

  BAND 0
    2012                                                   $  1.01                           $  1.15
    2011                                                      1.13                              1.01
    2010                                                       .92                              1.13

LORD ABBETT MID-CAP STOCK - CLASS P
  BAND 125
    2012                                                   $  1.05                           $  1.19
    2011                                                      1.11                              1.05
    2010                                                      0.89                              1.11
    2009                                                      0.71                              0.89
    2008                                                      1.20                              0.71
    2007                                                      1.21                              1.20
    2006                                                      1.09                              1.21
    2005                                                      1.02                              1.09

LORD ABBETT MID-CAP STOCK FUND - CLASS R3
  BAND 125
    2012                                                   $  1.51                           $  1.70
    2011                                                      1.59                              1.51
    2010                                                      1.28                              1.59

LORD ABBETT SMALL-CAP BLEND - CLASS P
  BAND 125
    2012                                                   $  1.14                           $  1.26
    2011                                                      1.18                              1.14
    2010                                                      1.06                              1.18
    2009                                                      0.87                              1.06
    2008                                                      1.32                              0.87
    2007                                                      1.22                              1.32
    2006                                                      1.16                              1.22
    2005                                                      1.04                              1.16

  BAND 100
    2012                                                   $  1.16                           $  1.29
    2011                                                      1.20                              1.16
    2010                                                      1.07                              1.20

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES - CLASS P
  BAND 125
    2012                                                     127,706
    2011                                                     113,297
    2010                                                      80,768
    2009                                                      68,741
    2008                                                      47,943
    2007                                                       4,986
    2006                                                         908

LORD ABBETT GROWTH OPPORTUNITIES - CLASS R3
  BAND 125
    2012                                                     157,303
    2011                                                     110,584
    2010                                                     242,602
    2009                                                       2,434
    2008                                                          69

  BAND 0
    2012                                                         193
    2011                                                         193
    2010                                                       1,156

LORD ABBETT MID-CAP STOCK - CLASS P
  BAND 125
    2012                                                      23,215
    2011                                                      28,115
    2010                                                      28,756
    2009                                                      12,229
    2008                                                       7,534
    2007                                                       7,144
    2006                                                       5,423
    2005                                                       2,177

LORD ABBETT MID-CAP STOCK FUND - CLASS R3
  BAND 125
    2012                                                      65,115
    2011                                                      38,083
    2010                                                       5,249

LORD ABBETT SMALL-CAP BLEND - CLASS P
  BAND 125
    2012                                                     643,428
    2011                                                     989,220
    2010                                                   2,321,965
    2009                                                   4,372,423
    2008                                                   3,789,643
    2007                                                   1,432,816
    2006                                                   1,222,280
    2005                                                     267,565

  BAND 100
    2012                                                         820
    2011                                                         835
    2010                                                         306

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.25                           $  1.39
    2011                                                     1.27                              1.25
    2010                                                     1.12                              1.27
    2009                                                     0.91                              1.12
    2008                                                     1.37                              0.91
    2007                                                     1.25                              1.37

LORD ABBETT SMALL-CAP BLEND - CLASS R3
  BAND 125
    2012                                                  $  1.32                           $  1.45
    2011                                                     1.36                              1.32
    2010                                                     1.22                              1.36
    2009                                                     1.00 (05/01/09)                   1.22

LORD ABBETT SMALL-CAP VALUE - CLASS R3
  BAND 125
    2012                                                  $  1.47                           $  1.61
    2011                                                     1.57                              1.47
    2010                                                     1.26                              1.57
    2009                                                     1.00 (05/01/09)                   1.26

  BAND 0
    2012                                                  $  1.52                           $  1.68
    2011                                                     1.60                              1.52

LORD ABBETT SMALL-CAP VALUE - CLASS P
  BAND 125
    2012                                                  $  1.52                           $  1.66
    2011                                                     1.62                              1.52
    2010                                                     1.30                              1.62
    2009                                                     1.01                              1.30
    2008                                                     1.49                              1.01
    2007                                                     1.37                              1.49
    2006                                                     1.15                              1.37
    2005                                                     1.03                              1.15

LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A
  BAND 125
    2012                                                  $  1.18                           $  1.28
    2011                                                     1.25                              1.18
    2010                                                     1.02                              1.25

  BAND 0
    2012                                                  $  1.21                           $  1.33

LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS R3
  BAND 125
    2012                                                  $  1.18                           $  1.28
    2011                                                     1.25                              1.18
    2010                                                     1.02                              1.25

  BAND 0
    2012                                                  $  1.21                           $  1.33
    2011                                                     1.27                              1.21

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    115,249
    2011                                                    265,983
    2010                                                    239,536
    2009                                                    197,992
    2008                                                    167,549
    2007                                                     89,113

LORD ABBETT SMALL-CAP BLEND - CLASS R3
  BAND 125
    2012                                                     40,467
    2011                                                       4394
    2010                                                      8,642
    2009                                                         41

LORD ABBETT SMALL-CAP VALUE - CLASS R3
  BAND 125
    2012                                                    166,580
    2011                                                    162,124
    2010                                                     90,785
    2009                                                        880

  BAND 0
    2012                                                      7,503
    2011                                                      5,123

LORD ABBETT SMALL-CAP VALUE - CLASS P
  BAND 125
    2012                                                    264,747
    2011                                                    258,432
    2010                                                    220,695
    2009                                                    162,364
    2008                                                    130,653
    2007                                                    100,815
    2006                                                     99,585
    2005                                                     64,939

LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A
  BAND 125
    2012                                                  1,840,055
    2011                                                  1,130,022
    2010                                                    265,481

  BAND 0
    2012                                                  1,528,042

LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS R3
  BAND 125
    2012                                                    905,195
    2011                                                    595,872
    2010                                                     90,946

  BAND 0
    2012                                                     17,829
    2011                                                     21,460

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
MANAGERS CADENCE CAPITAL APPRECIATION FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.14                           $  1.05
    2011                                                      1.19                              1.14
    2010                                                      1.05                              1.19
    2009                                                      0.87                              1.05
    2008                                                      1.54                              0.87
    2007                                                      1.34                              1.54
    2006                                                      1.27                              1.34
    2005                                                      1.18                              1.27
    2004                                                      1.07                              1.18

  BAND 100
    2012                                                   $  1.16                           $  1.05
    2011                                                      1.22                              1.16
    2010                                                      1.06                              1.22
    2009                                                      0.88                              1.06
    2008                                                      1.56                              0.88

MANAGERS CADENCE MID-CAP FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   $  0.98                           $  1.05
    2011                                                      1.02                              0.98
    2010                                                      0.82                              1.02
    2009                                                      0.66                              0.82
    2008                                                      1.21                              0.66

  BAND 100
    2012                                                   $  1.00                           $  1.05
    2011                                                      1.03                              1.00
    2010                                                      0.82                              1.03
    2009                                                      0.67                              0.82
    2008                                                      1.22                              0.67

  BAND 0
    2012                                                   $  1.05                           $  1.05
    2011                                                      1.07                              1.05
    2010                                                      0.85                              1.07
    2009                                                      0.68                              0.85
    2008                                                      1.23                              0.68

MANNING & NAPIER PRO-BLEND(R) CONSERVATIVE TERM SERIES - CLASS S
  BAND 125
    2012                                                   $  1.20                           $  1.29
    2011                                                      1.19                              1.20
    2010                                                      1.10                              1.19
    2009                                                      1.01                              1.10
    2008                                                      1.07                              1.01
    2007                                                      1.02                              1.07

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
MANAGERS CADENCE CAPITAL APPRECIATION FUND - RETIREMENT CLASS
  BAND 125
    2012                                                     133,932
    2011                                                     175,507
    2010                                                     187,341
    2009                                                     288,671
    2008                                                   1,822,272
    2007                                                   1,508,543
    2006                                                   1,479,219
    2005                                                     114,696
    2004                                                       1,210

  BAND 100
    2012                                                         160
    2011                                                         180
    2010                                                         148
    2009                                                         121
    2008                                                          84

MANAGERS CADENCE MID-CAP FUND - RETIREMENT CLASS
  BAND 125
    2012                                                       5,248
    2011                                                       6,325
    2010                                                      13,719
    2009                                                       5,828
    2008                                                          23

  BAND 100
    2012                                                      36,397
    2011                                                      34,736
    2010                                                      31,742
    2009                                                      28,306
    2008                                                      24,545

  BAND 0
    2012                                                      11,581
    2011                                                       9,321
    2010                                                       6,742
    2009                                                       5,993
    2008                                                         907

MANNING & NAPIER PRO-BLEND(R) CONSERVATIVE TERM SERIES - CLASS S
  BAND 125
    2012                                                     678,266
    2011                                                     620,882
    2010                                                     229,862
    2009                                                      21,385
    2008                                                       1,264
    2007                                                         246

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
MANNING & NAPIER PRO-BLEND(R) EXTENDED TERM SERIES - CLASS S
  BAND 125
    2012                                                  $  1.07                          $  1.20
    2011                                                     1.10                             1.07
    2010                                                     0.99                             1.10
    2009                                                     0.81                             0.99
    2008                                                     1.09                             0.81
    2007                                                     1.03                             1.09

MANNING & NAPIER PRO-BLEND(R) MAXIMUM TERM SERIES - CLASS S
  BAND 125
    2012                                                  $  0.96                          $  1.11
    2011                                                     1.05                             0.96
    2010                                                     0.93                             1.05
    2009                                                     0.69                             0.93
    2008                                                     1.09                             0.69

MANNING & NAPIER PRO-BLEND(R) MODERATE TERM SERIES - CLASS S
  BAND 125
    2012                                                  $  1.10                          $  1.21
    2011                                                     1.12                             1.10
    2010                                                     1.02                             1.12
    2009                                                     0.87                             1.02
    2008                                                     1.08                             0.87
    2007                                                     1.03                             1.08

BMO MID-CAP GROWTH - Y CLASS
  BAND 125
    2012                                                  $  0.99                          $  1.14
    2011                                                     1.03                             0.99
    2010                                                     0.80                             1.03
    2009                                                     0.60                             0.80

BMO MID-CAP VALUE - Y CLASS
  BAND 125
    2012                                                  $  0.93                          $  1.09
    2011                                                     1.01                             0.93
    2010                                                     0.84                             1.01
    2009                                                     0.62                             0.84

BMO SMALL-CAP GROWTH - Y CLASS
  BAND 125
    2012                                                  $  1.03                          $  1.14
    2011                                                     1.08                             1.03
    2010                                                     0.81                             1.08
    2009                                                     0.56                             0.81
    2008                                                     0.98                             0.56

  BAND 50
    2012                                                  $  1.06                          $  1.18
    2011                                                     1.11                             1.06
    2010                                                      .82                             1.11

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
MANNING & NAPIER PRO-BLEND(R) EXTENDED TERM SERIES - CLASS S
  BAND 125
    2012                                                    379,120
    2011                                                    366,431
    2010                                                    357,856
    2009                                                    290,859
    2008                                                    132,265
    2007                                                    149,458

MANNING & NAPIER PRO-BLEND(R) MAXIMUM TERM SERIES - CLASS S
  BAND 125
    2012                                                    195,166
    2011                                                     95,885
    2010                                                     96,990
    2009                                                     67,929
    2008                                                     10,482

MANNING & NAPIER PRO-BLEND(R) MODERATE TERM SERIES - CLASS S
  BAND 125
    2012                                                 10,878,795
    2011                                                  9,214,054
    2010                                                  8,031,815
    2009                                                    463,779
    2008                                                    119,249
    2007                                                     73.358

BMO MID-CAP GROWTH - Y CLASS
  BAND 125
    2012                                                  1,329,834
    2011                                                  1,551,661
    2010                                                    706,917
    2009                                                     24,951

BMO MID-CAP VALUE - Y CLASS
  BAND 125
    2012                                                    111,230
    2011                                                     98,933
    2010                                                     69,459
    2009                                                      5,438

BMO SMALL-CAP GROWTH - Y CLASS
  BAND 125
    2012                                                  6,216,864
    2011                                                  6,155,275
    2010                                                  3,402,048
    2009                                                     30,179
    2008                                                     12,348

  BAND 50
    2012                                                    142,870
    2011                                                    141,678
    2010                                                     10,319

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.08                           $  1.21
    2011                                                     1.12                              1.08
    2010                                                      .83                              1.12

MFS(R) INTERNATIONAL NEW DISCOVERY - CLASS A
  BAND 125
    2012                                                  $  2.09                           $  2.57
    2011                                                     2.35                              2.09
    2010                                                     1.95                              2.35
    2009                                                     1.34                              1.95
    2008                                                     2.42                              1.34
    2007                                                     2.25                              2.42
    2006                                                     1.80                              2.25
    2005                                                     1.51                              1.80
    2004                                                      123                              1.51
    2003                                                     0.84                              1.23

MFS(R) INTERNATIONAL NEW DISCOVERY - CLASS R2
  BAND 125
    2012                                                  $  1.08                           $  1.33
    2011                                                     1.22                              1.08
    2010                                                     1.02                              1.22

MFS(R) MASS INVESTORS GROWTH STOCK - CLASS R2
  BAND 125
    2012                                                  $  1.17                           $  1.35
    2011                                                     1.17                              1.17

MFS(R) MASS INVESTORS GROWTH STOCK - CLASS R3
  BAND 125
    2012                                                  $  1.18                           $  1.36
    2011                                                     1.17                              1.18
    2010                                                     1.00 (05/27/10)                   1.17

  BAND 0
    2012                                                  $  1.20                           $  1.40

MFS(R) MID-CAP GROWTH - CLASS A
  BAND 125
    2012                                                  $  0.97                           $  1.11
    2011                                                     1.04                              0.97
    2010                                                     0.82                              1.04
    2009                                                     0.59                              0.82
    2008                                                     1.22                              0.59
    2007                                                     1.12                              1.22
    2006                                                     1.11                              1.12
    2005                                                     1.10                              1.11
    2004                                                     0.97                              1.10
    2003                                                     0.72                              0.97
    2002                                                     1.00                              0.72

MFS(R) NEW DISCOVERY - CLASS R2
  BAND 125
    2012                                                  $  0.83                           $  0.99
    2011                                                     1.00 (06/23/11)                   0.83

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    179,462
    2011                                                    128,546
    2010                                                     10,460

MFS(R) INTERNATIONAL NEW DISCOVERY - CLASS A
  BAND 125
    2012                                                  2,868,466
    2011                                                  2,911,962
    2010                                                  2,891,837
    2009                                                  2,923.739
    2008                                                  1.917,239
    2007                                                  1,913,650
    2006                                                  1,902,033
    2005                                                  1,076,469
    2004                                                    567,025
    2003                                                    253,507

MFS(R) INTERNATIONAL NEW DISCOVERY - CLASS R2
  BAND 125
    2012                                                     99,293
    2011                                                     44,926
    2010                                                      1,941

MFS(R) MASS INVESTORS GROWTH STOCK - CLASS R2
  BAND 125
    2012                                                  2,541,810
    2011                                                    365,099

MFS(R) MASS INVESTORS GROWTH STOCK - CLASS R3
  BAND 125
    2012                                                  4,366,263
    2011                                                  4,152,131
    2010                                                  2,579,892

  BAND 0
    2012                                                  3,060,256

MFS(R) MID-CAP GROWTH - CLASS A
  BAND 125
    2012                                                     56,348
    2011                                                     54,472
    2010                                                     53.048
    2009                                                      9,553
    2008                                                      6,493
    2007                                                    102.679
    2006                                                     76,536
    2005                                                     62,270
    2004                                                     46,360
    2003                                                     11,263
    2002                                                      3,380

MFS(R) NEW DISCOVERY - CLASS R2
  BAND 125
    2012                                                     66,702
    2011                                                     41,935

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY - CLASS R3
  BAND 125
    2012                                                  $  0.83                           $ 0.99
    2011                                                     1.00 (06/23/11)                  0.83

MFS(R) UTILITIES FUND - CLASS R3
  BAND 125
    2012                                                  $  1.25                           $ 1.40
    2011                                                     1.19                             1.25
    2010                                                     1.00 (05/27/10)                  1.19

MFS(R) UTILITIES FUND - CLASS R2
  BAND 125
    2012                                                  $  1.25                           $ 1.39
    2011                                                     1.19                             1.25
    2010                                                     1.00                             1.19

MFS(R) VALUE FUND - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.34                           $ 1.54
    2011                                                     1.36                             1.34
    2010                                                     1.24                             1.36
    2009                                                     1.04                             1.24
    2008                                                     1.57                             1.04
    2007                                                     1.48                             1.57
    2006                                                     1.24                             1.48
    2005                                                     1.18                             1.24
    2004                                                     1.04                             1.18
    2003                                                     0.84                             1.04

  BAND 0
    2012                                                  $  1.51                           $ 1.76

NEUBERGER BERMAN FOCUS - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.00                           $ 1.17
    2011                                                     1.04                             1.00
    2010                                                     0.94                             1.04
    2009                                                     0.74                             0.94
    2008                                                     1.28                             0.74
    2007                                                     1.22                             1.28
    2006                                                     1.10                             1.22
    2005                                                     1.12                             1.10

NEUBERGER BERMAN LARGE CAP VALUE - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.02                           $ 1.18
    2011                                                     1.17                             1.02
    2010                                                     1.03                             1.17
    2009                                                     0.67                             1.03
    2008                                                     1.42                             0.67
    2007                                                     1.31                             1.42
    2006                                                     1.18                             1.31
    2005                                                     1.01                             1.18

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY - CLASS R3
  BAND 125
    2012                                                     44,407
    2011                                                     23,209

MFS(R) UTILITIES FUND - CLASS R3
  BAND 125
    2012                                                     17,752
    2011                                                     12,960
    2010                                                      3,567

MFS(R) UTILITIES FUND - CLASS R2
  BAND 125
    2012                                                    175,686
    2011                                                    143,125
    2010                                                      3,567

MFS(R) VALUE FUND - ADVISOR CLASS
  BAND 125
    2012                                                  3,065,781
    2011                                                  4,364,025
    2010                                                  3,874,016
    2009                                                  2,289,977
    2008                                                  1,200,752
    2007                                                    867,352
    2006                                                    550,143
    2005                                                    111,238
    2004                                                      2,093
    2003                                                      1,114

  BAND 0
    2012                                                  1,854,727

NEUBERGER BERMAN FOCUS - ADVISOR CLASS
  BAND 125
    2012                                                     34,297
    2011                                                     50,816
    2010                                                     51,136
    2009                                                     30,261
    2008                                                     27,110
    2007                                                     14,638
    2006                                                     12,385
    2005                                                        865

NEUBERGER BERMAN LARGE CAP VALUE - ADVISOR CLASS
  BAND 125
    2012                                                    800,279
    2011                                                  1,827,912
    2010                                                  2,258,042
    2009                                                  2,508,719
    2008                                                  2,728,215
    2007                                                  2,020,623
    2006                                                  1,641,378
    2005                                                    256,671

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                   $  1.04                           $  1.20
    2011                                                      1.19                              1.04
    2010                                                      1.05                              1.19
    2009                                                      0.68                              1.05
    2008                                                      1.43                              0.68

  BAND 0
    2012                                                   $  1.12                           $  1.30
    2011                                                      1.26                              1.12
    2010                                                      1.10                              1.26
    2009                                                      0.71                              1.10
    2008                                                      1.48                              0.71

NEUBERGER BERMAN SMALL-CAP GROWTH - ADVISOR CLASS
  BAND 125
    2012                                                   $  1.23                           $  1.32
    2011                                                      1.27                              1.23
    2010                                                      1.07                              1.27
    2009                                                      0.89                              1.07
    2008                                                      1.56                              0.89
    2007                                                      1.25                              1.56
    2006                                                      1.18                              1.25
    2005                                                      1.04                              1.18

  BAND 0
    2012                                                   $  1.34                           $  1.46
    2011                                                      1.37                              1.34
    2010                                                      1.14                              1.37
    2009                                                      0.93                              1.14
    2008                                                      1.62                              0.93

NEUBERGER BERMAN SMALL-CAP GROWTH - CLASS R3
  BAND 125
    2012                                                   $  1.18                           $  1.26
    2011                                                      1.21                              1.18

NUVEEN MID-CAP GROWTH OPPORTUNITIES - CLASS A
  BAND 125
    2012                                                   $  1.10                           $  1.24
    2011                                                      1.15                              1.10
    2010                                                      0.91                              1.15
    2009                                                      0.63                              0.91
    2008                                                      1.18                              0.63
    2007                                                      1.02                              1.18

NUVEEN MID-CAP GROWTH OPPORTUNITIES - CLASS R3
  BAND 125
    2012                                                   $  1.08                           $  1.23
    2011                                                      1.13                              1.08
    2010                                                      0.90                              1.13
    2009                                                      0.63                              0.90
    2008                                                      1.18                              0.63

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                       4,815
    2011                                                       4,815
    2010                                                       4,858
    2009                                                      19,550
    2008                                                      19,457

  BAND 0
    2012                                                     293,974
    2011                                                     271,795
    2010                                                     406,801
    2009                                                     355,343
    2008                                                     177,873

NEUBERGER BERMAN SMALL-CAP GROWTH - ADVISOR CLASS
  BAND 125
    2012                                                     385,263
    2011                                                     426,115
    2010                                                     810,349
    2009                                                     898,145
    2008                                                     831,570
    2007                                                     602,747
    2006                                                      35,007
    2005                                                         497

  BAND 0
    2012                                                      25,899
    2011                                                      20,024
    2010                                                      15,774
    2009                                                      11,029
    2008                                                           -

NEUBERGER BERMAN SMALL-CAP GROWTH - CLASS R3
  BAND 125
    2012                                                       7,557
    2011                                                       7,476

NUVEEN MID-CAP GROWTH OPPORTUNITIES - CLASS A
  BAND 125
    2012                                                     345,375
    2011                                                     325,064
    2010                                                     350,204
    2009                                                     306,492
    2008                                                     278,133
    2007                                                     329,428

NUVEEN MID-CAP GROWTH OPPORTUNITIES - CLASS R3
  BAND 125
    2012                                                      42,929
    2011                                                      35,872
    2010                                                       4,477
    2009                                                       5,204
    2008                                                       2,063

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN MID-CAP INDEX FUND - CLASS R3
  BAND 125
    2012                                                  $  1.00                           $  1.15
    2011                                                     1.04                              1.00
    2010                                                     0.84                              1.04
    2009                                                     0.62                              0.84
    2008                                                     0.99                              0.62

  BAND 100
    2012                                                  $  1.01                           $  1.17
    2011                                                     1.04                              1.01

  BAND 50
    2012                                                  $  1.03                           $  1.20
    2011                                                     1.06                              1.03
    2010                                                      .85                              1.06

  BAND 0
    2012                                                  $  1.05                           $  1.23
    2011                                                     1.08                              1.05
    2010                                                      .86                              1.08

NUVEEN MID-CAP VALUE - CLASS A
  BAND 125
    2012                                                  $  0.92                           $  1.00
    2011                                                     1.00                              0.92
    2010                                                     0.84                              1.00
    2009                                                     0.66                              0.84
    2008                                                     1.06                              0.66

NUVEEN MID-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.90                           $  0.98
    2011                                                     0.99                              0.90
    2010                                                     0.84                              0.99
    2009                                                     0.66                              0.84
    2008                                                     1.06                              0.66

NUVEEN REAL ESTATE SECURITIES FUND - CLASS A
  BAND 125
    2012                                                  $  1.40                           $  1.63
    2011                                                     1.32                              1.40
    2010                                                     1.03                              1.32

NUVEEN REAL ESTATE SECURITIES FUND - CLASS R3
  BAND 125
    2012                                                  $  1.39                           $  1.62
    2011                                                     1.32                              1.39
    2010                                                     1.03                              1.32

  BAND 0
    2012                                                  $  1.43                           $  1.69
    2011                                                     1.33                              1.43
    2010                                                     1.03                              1.33

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN MID-CAP INDEX FUND - CLASS R3
  BAND 125
    2012                                                  2,743,384
    2011                                                  1,714,833
    2010                                                  1,524,930
    2009                                                    749,704
    2008                                                    214,581

  BAND 100
    2012                                                      2,273
    2011                                                        915

  BAND 50
    2012                                                        971
    2011                                                      1,122
    2010                                                      3,003

  BAND 0
    2012                                                     14,137
    2011                                                     11,780
    2010                                                      3,474

NUVEEN MID-CAP VALUE - CLASS A
  BAND 125
    2012                                                      9,350
    2011                                                    102,847
    2010                                                     94,345
    2009                                                     83,649
    2008                                                    109,710

NUVEEN MID-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                      1,179
    2011                                                     16,406
    2010                                                     57,902
    2009                                                     52,072
    2008                                                      5,092

NUVEEN REAL ESTATE SECURITIES FUND - CLASS A
  BAND 125
    2012                                                    819,385
    2011                                                    537,716
    2010                                                    313,580

NUVEEN REAL ESTATE SECURITIES FUND - CLASS R3
  BAND 125
    2012                                                    676,250
    2011                                                    563,985
    2010                                                    221,292

  BAND 0
    2012                                                     86,927
    2011                                                     88,192
    2010                                                     72,767

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN SMALL-CAP INDEX - CLASS R3
  BAND 125
    2012                                                  $  0.92                          $  1.05
    2011                                                     0.98                             0.92
    2010                                                     0.79                             0.98
    2009                                                     0.63                             0.79
    2008                                                     0.97                             0.63

  BAND 100
    2012                                                  $  0.93                          $  1.06

  BAND 50
    2012                                                  $  0.95                          $  1.09
    2011                                                     1.01                             0.95
    2010                                                     1.00                             1.01

  BAND 0
    2012                                                  $  0.97                          $  1.12
    2011                                                     1.02                             0.97
    2010                                                     0.81                             1.02
    2009                                                     0.64                             0.81

NUVEEN SMALL-CAP SELECT - CLASS A
  BAND 125
    2012                                                  $  1.00                          $  1.10
    2011                                                     1.03                             1.00
    2010                                                     0.85                             1.03
    2009                                                     0.63                             0.85
    2008                                                     0.96                             0.63
    2007                                                     1.03                             0.96

NUVEEN SMALL-CAP SELECT - CLASS R3
  BAND 125
    2012                                                  $  0.99                          $  1.09
    2011                                                     1.02                             0.99
    2010                                                     0.84                             1.02
    2009                                                     0.62                             0.84
    2008                                                     0.96                             0.62
    2007                                                     1.03                             0.96

NUVEEN SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                  $  0.96                          $  1.09
    2011                                                     0.98                             0.96
    2010                                                     0.77                             0.98
    2009                                                     0.66                             0.77
    2008                                                     0.95                             0.66
    2007                                                     1.03                             0.95

NUVEEN SMALL-CAP VALUE - CLASS R3
  BAND 125
    2012                                                  $  0.95                          $  1.07
    2011                                                     0.97                             0.95
    2010                                                     0.77                             0.97
    2009                                                      066                             0.77

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN SMALL-CAP INDEX - CLASS R3
  BAND 125
    2012                                                  1,551,669
    2011                                                  1,347,252
    2010                                                  1,012,978
    2009                                                    610,330
    2008                                                    296,321

  BAND 100
    2012                                                      1,248

  BAND 50
    2012                                                        676
    2011                                                        803
    2010                                                        711

  BAND 0
    2012                                                    186,645
    2011                                                    165,621
    2010                                                    134,179
    2009                                                      4,036

NUVEEN SMALL-CAP SELECT - CLASS A
  BAND 125
    2012                                                    527,399
    2011                                                    515,456
    2010                                                    528,219
    2009                                                    521,721
    2008                                                    436,614
    2007                                                    568,304

NUVEEN SMALL-CAP SELECT - CLASS R3
  BAND 125
    2012                                                    115,364
    2011                                                    162,205
    2010                                                    181,333
    2009                                                     45,936
    2008                                                     13,813
    2007                                                     42,572

NUVEEN SMALL-CAP VALUE - CLASS A
  BAND 125
    2012                                                     50,430
    2011                                                     47,766
    2010                                                     50,626
    2009                                                     47,170
    2008                                                     67,440
    2007                                                        140

NUVEEN SMALL-CAP VALUE - CLASS R3
  BAND 125
    2012                                                    265,127
    2011                                                     14,015
    2010                                                     12,134
    2009                                                     33,534

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                   $  0.99                           $  1.12
    2011                                                      1.00                              0.99
    2010                                                      0.78                              1.00

NUVEEN STRATEGIC GROWTH ALLOCATION - CLASS A
  BAND 125
    2012                                                   $  1.02                           $  1.13
    2011                                                      1.06                              1.02

  BAND 0
    2012                                                   $  1.08                           $  1.22
    2011                                                      1.11                              1.08
    2010                                                      0.99                              1.11

NUVEEN STRATEGIC GROWTH ALLOCATION - CLASS R3
  BAND 125
    2012                                                   $  1.00                           $  1.12
    2011                                                      1.05                              1.00
    2010                                                      0.95                              1.05
    2009                                                      0.74                              0.95

  BAND 0
    2012                                                   $  1.07                           $  1.21
    2011                                                      1.10                              1.07
    2010                                                      1.00                              1.10

OPPENHEIMER DEVELOPING MARKETS FUND - CLASS A
  BAND 125
    2012                                                   $  1.04                           $  1.24
    2011                                                      1.29                              1.04
    2010                                                      1.02                              1.29

  BAND 0
    2012                                                   $  1.07                           $  1.29

OPPENHEIMER DEVELOPING MARKETS FUND - CLASS N
  BAND 125
    2012                                                   $  2.04                           $  2.42
    2011                                                      2.53                              2.04
    2010                                                      2.02                              2.53
    2009                                                      1.13                              2.02
    2008                                                      2.21                              1.13
    2007                                                      1.68                              2.21
    2006                                                      1.36                              1.68
    2005                                                      1.00 (05/20/05)                   1.36

  BAND 100
    2012                                                   $  2.07                           $  2.47

  BAND 50
    2012                                                   $  2.14                           $  2.56
    2011                                                      2.64                              2.14
    2010                                                      2.09                              2.64

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                      18,308
    2011                                                      18,130
    2010                                                      20,056

NUVEEN STRATEGIC GROWTH ALLOCATION - CLASS A
  BAND 125
    2012                                                         773
    2011                                                         248

  BAND 0
    2012                                                     901,571
    2011                                                     914,533
    2010                                                     999,214

NUVEEN STRATEGIC GROWTH ALLOCATION - CLASS R3
  BAND 125
    2012                                                     715,128
    2011                                                     827,533
    2010                                                     139,506
    2009                                                     108,176

  BAND 0
    2012                                                      89,231
    2011                                                      82,607
    2010                                                       8,505

OPPENHEIMER DEVELOPING MARKETS FUND - CLASS A
  BAND 125
    2012                                                   4,118,308
    2011                                                   2,627,929
    2010                                                     616,057

  BAND 0
    2012                                                   2,880,188

OPPENHEIMER DEVELOPING MARKETS FUND - CLASS N
  BAND 125
    2012                                                   6,298,930
    2011                                                   5,229,677
    2010                                                   5,061,527
    2009                                                   4,180,496
    2008                                                   2,855,914
    2007                                                   2,744,935
    2006                                                   2,533,748
    2005                                                     235,406

  BAND 100
    2012                                                       1,024

  BAND 50
    2012                                                       3,365
    2011                                                       3,414
    2010                                                       1,023

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  2.21                          $  2.66
    2011                                                     2.71                             2.21
    2010                                                     2.14                             2.71
    2009                                                     1.18                             2.14

OPPENHEIMER GLOBAL FUND - CLASS N
  BAND 125
    2012                                                  $  1.14                          $  1.35
    2011                                                     1.26                             1.14
    2010                                                     1.11                             1.26
    2009                                                      .81                             1.11
    2008                                                     1.39                              .81
    2007                                                     1.34                             1.39
    2006                                                     1.19                             1.34

  BAND 50
    2012                                                  $  1.19                          $  1.43
    2011                                                     1.32                             1.19
    2010                                                     1.15                             1.32
    2009                                                      .83                             1.15
    2008                                                     1.42                              .83
    2007                                                     1.35                             1.42
    2006                                                     1.19                             1.35

  BAND 0
    2012                                                  $  1.23                          $  1.48
    2011                                                     1.36                             1.23
    2010                                                     1.18                             1.36
    2009                                                      .85                             1.18
    2008                                                     1.44                              .85
    2007                                                     1.37                             1.44
    2006                                                     1.20                             1.37

OPPENHEIMER GLOBAL OPPORTUNITIES - CLASS A
  BAND 125
    2012                                                  $  1.93                          $  1.01
    2011                                                     1.03                             1.93

OPPENHEIMER GLOBAL OPPORTUNITIES - CLASS N
  BAND 125
    2012                                                  $  0.92                          $  1.00
    2011                                                     1.03                             0.92

OPPENHEIMER GLOBAL STRATEGIC INCOME - CLASS A
  BAND 125
    2012                                                  $  1.17                          $  1.31
    2011                                                     1.18                             1.17
    2010                                                     1.03                             1.18
    2009                                                     0.85                             1.03
    2008                                                     1.03                             0.85

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    286,284
    2011                                                    284,486
    2010                                                    141,579
    2009                                                     10,790

OPPENHEIMER GLOBAL FUND - CLASS N
  BAND 125
    2012                                                    410,996
    2011                                                    483,424
    2010                                                    305,594
    2009                                                    262,655
    2008                                                    168,585
    2007                                                    493,518
    2006                                                    529,270

  BAND 50
    2012                                                    915,107
    2011                                                    866,176
    2010                                                    616,340
    2009                                                    477,424
    2008                                                    413,502
    2007                                                    338,117
    2006                                                    299,492

  BAND 0
    2012                                                    485,661
    2011                                                    496,700
    2010                                                    567,286
    2009                                                    525,746
    2008                                                    405,607
    2007                                                    342,019
    2006                                                    283,770

OPPENHEIMER GLOBAL OPPORTUNITIES - CLASS A
  BAND 125
    2012                                                  1,280,138
    2011                                                     44,232

OPPENHEIMER GLOBAL OPPORTUNITIES - CLASS N
  BAND 125
    2012                                                    185,435
    2011                                                     29,409

OPPENHEIMER GLOBAL STRATEGIC INCOME - CLASS A
  BAND 125
    2012                                                     27,355
    2011                                                    247,017
    2010                                                    210,386
    2009                                                    214,559
    2008                                                    201,573

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 25
    2012                                                  $  1.23                           $  1.39
    2011                                                     1.22                              1.23
    2010                                                     1.05                              1.22
    2009                                                     0.87                              1.05
    2008                                                     1.04                              0.87

OPPENHEIMER GLOBAL STRATEGIC INCOME - CLASS N
  BAND 125
    2012                                                  $  1.15                           $  1.28
    2011                                                     1.16                              1.15
    2010                                                     1.02                              1.16
    2009                                                     0.85                              1.02
    2008                                                     1.03                              0.85

  BAND 0
    2012                                                  $  1.22                           $  1.38
    2011                                                     1.21                              1.22
    2010                                                     1.05                              1.21
    2009                                                     0.87                              1.05

OPPENHEIMER GOLD & SPECIAL MINERALS - CLASS A
  BAND 125
    2012                                                  $  1.17                           $  1.05
    2011                                                     1.60                              1.17
    2010                                                     1.05                              1.60

OPPENHEIMER GOLD & SPECIAL MINERALS - CLASS N
  BAND 125
    2012                                                  $  1.16                           $  1.04
    2011                                                     1.59                              1.16
    2010                                                     1.05                              1.59

  BAND 100
    2012                                                  $  1.17                           $  1.05
    2011                                                     1.59                              1.17
    2010                                                     1.05                              1.59

OPPENHEIMER INTERNATIONAL BOND FUND - CLASS N
  BAND 125
    2012                                                  $  1.39                           $  1.51
    2011                                                     1.41                              1.39
    2010                                                     1.34                              1.41
    2009                                                     1.20                              1.34
    2008                                                     1.23                              1.20
    2007                                                     1.19                              1.23
    2006                                                     1.08                              1.19
    2005                                                     1.00 (05/20/05)                   1.08

  BAND 0
    2012                                                  $  1.51                           $  1.67
    2011                                                     1.52                              1.51
    2010                                                     1.42                              1.52
    2009                                                     1.25                              1.42
    2008                                                     1.27                              1.25
    2007                                                     1.21                              1.27

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 25
    2012                                                          -
    2011                                                          0
    2010                                                    479,512
    2009                                                    488,168
    2008                                                    296,467

OPPENHEIMER GLOBAL STRATEGIC INCOME - CLASS N
  BAND 125
    2012                                                  1,985,362
    2011                                                  1,638,011
    2010                                                  1,342,985
    2009                                                    870,587
    2008                                                    164,493

  BAND 0
    2012                                                     75,749
    2011                                                     48,517
    2010                                                     33,722
    2009                                                     58,529

OPPENHEIMER GOLD & SPECIAL MINERALS - CLASS A
  BAND 125
    2012                                                    335,149
    2011                                                    201,870
    2010                                                     27,308

OPPENHEIMER GOLD & SPECIAL MINERALS - CLASS N
  BAND 125
    2012                                                    793,385
    2011                                                    546,050
    2010                                                    530,535

  BAND 100
    2012                                                     15,461
    2011                                                      2,272
    2010                                                     37,392

OPPENHEIMER INTERNATIONAL BOND FUND - CLASS N
  BAND 125
    2012                                                  5,050,736
    2011                                                  5,699,958
    2010                                                  4,992,136
    2009                                                  3,646,560
    2008                                                  2,779,557
    2007                                                  1,566,078
    2006                                                    710,394
    2005                                                      3,034

  BAND 0
    2012                                                    349,829
    2011                                                    365,968
    2010                                                    214,086
    2009                                                     83,873
    2008                                                     84,284
    2007                                                     23,347

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL BOND FUND - CLASS A
  BAND 125
    2012                                                  $  0.96                           $ 1.05
    2011                                                     1.00 (06/23/11)                  0.96

OPPENHEIMER INTERNATIONAL GROWTH - CLASS A
  BAND 125
    2012                                                  $  0.78                           $ 0.94
    2011                                                     0.86                             0.78
    2010                                                     0.76                             0.86
    2009                                                     0.56                             0.76
    2008                                                     0.97                             0.56

OPPENHEIMER INTERNATIONAL GROWTH - CLASS N
  BAND 125
    2012                                                  $  0.78                           $ 0.93
    2011                                                     0.85                             0.78
    2010                                                     0.75                             0.85
    2009                                                     0.56                             0.75
    2008                                                     0.97                             0.56

  BAND 0
    2012                                                  $  0.82                           $ 0.99

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND - CLASS N
  BAND 125
    2012                                                  $  1.59                           $ 1.92
    2011                                                     2.03                             1.59
    2010                                                     1.50                             2.03
    2009                                                     0.69                             1.50
    2008                                                     2.06                             0.69
    2007                                                     1.72                             2.06
    2006                                                     1.28                             1.72
    2005                                                     1.00 (05/20/05)                  1.28

OPPENHEIMER MAIN STREET SELECT FUND - CLASS N
  BAND 125
    2012                                                  $  1.07                           $ 1.22
    2011                                                     1.12                             1.07
    2010                                                     0.98                             1.12
    2009                                                     0.75                             0.98
    2008                                                     1.24                             0.75
    2007                                                     1.22                             1.24
    2006                                                     1.08                             1.22
    2005                                                     1.00 (05/20/05)                  1.08

OPPENHEIMER MAIN STREET SMALL & MID CAP FUND - CLASS A
  BAND 125
    2012                                                  $  0.53                           $ 0.62
    2011                                                     0.56                             0.53
    2010                                                     0.46                             0.56
    2009                                                     0.34                             0.46
    2008                                                     0.55                             0.34
    2007                                                     0.57                             0.55

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL BOND FUND - CLASS A
  BAND 125
    2012                                                  1,094,997
    2011                                                    976,340

OPPENHEIMER INTERNATIONAL GROWTH - CLASS A
  BAND 125
    2012                                                    933,722
    2011                                                    125,545
    2010                                                     99,370
    2009                                                     36,372
    2008                                                        469

OPPENHEIMER INTERNATIONAL GROWTH - CLASS N
  BAND 125
    2012                                                  1,157,362
    2011                                                    889,457
    2010                                                    636,919
    2009                                                    274,442
    2008                                                     62,541

  BAND 0
    2012                                                    160,865

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND - CLASS N
  BAND 125
    2012                                                    635,400
    2011                                                    849,972
    2010                                                    940,747
    2009                                                  1,191,549
    2008                                                    703,663
    2007                                                    726,110
    2006                                                    443,730
    2005                                                      3,097

OPPENHEIMER MAIN STREET SELECT FUND - CLASS N
  BAND 125
    2012                                                    553,288
    2011                                                    483,686
    2010                                                    522,997
    2009                                                    510,547
    2008                                                    409,886
    2007                                                    435,372
    2006                                                    221,714
    2005                                                      2,741

OPPENHEIMER MAIN STREET SMALL & MID CAP FUND - CLASS A
  BAND 125
    2012                                                  2,609,738
    2011                                                  4,258,879
    2010                                                  2,442,279
    2009                                                  1,673,048
    2008                                                  1,072,143
    2007                                                    229,267

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL & MID CAP FUND - CLASS N
  BAND 125
    2012                                                  $  0.52                          $  0.60
    2011                                                     0.55                             0.52
    2010                                                     0.45                             0.55
    2009                                                     0.33                             0.45
    2008                                                     0.55                             0.33
    2007                                                     0.57                             0.55

  BAND 100
    2012                                                  $  0.53                          $  0.61
    2011                                                     0.55                             0.53
    2010                                                     0.45                             0.55
    2009                                                     0.34                             0.45
    2008                                                     0.55                             0.33

  BAND 0
    2012                                                  $  0.56                          $  0.65
    2011                                                     0.58                             0.56
    2010                                                     0.47                             0.58
    2009                                                     0.34                             0.47
    2008                                                     0.56                             0.34
    2007                                                     0.57                             0.56

OPPENHEIMER SMALL & MID-CAP VALUE FUND - CLASS N
  BAND 125
    2012                                                  $  1.07                          $  1.15
    2011                                                     1.17                             1.07
    2010                                                     0.99                             1.17
    2009                                                     0.69                             0.99
    2008                                                     1.40                             0.69
    2007                                                     1.31                             1.40
    2006                                                     1.14 (10/23/06)                  1.31

OPPENHEIMER VALUE FUND - CLASS A
  BAND 125
    2012                                                  $  0.80                          $  0.90
    2011                                                     0.85                             0.80
    2010                                                     0.75                             0.85

OPPENHEIMER VALUE - CLASS N
  BAND 125
    2012                                                  $  0.79                          $  0.89
    2011                                                     0.85                             0.79
    2010                                                     0.75                             0.85
    2009                                                     0.57                             0.75
    2008                                                     0.99                             0.57

  BAND 0
    2012                                                  $  0.84                          $  0.95
    2011                                                     0.88                             0.84
    2010                                                     0.77                             0.88

PARNASSUS EQUITY INCOME - INV CLASS
  BAND 125
    2012                                                  $  1.07                          $  1.22

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL & MID CAP FUND - CLASS N
  BAND 125
    2012                                                  1,837,790
    2011                                                  1,922,730
    2010                                                  2,442,279
    2009                                                  1,673,048
    2008                                                  1,072,143
    2007                                                    229,267

  BAND 100
    2012                                                     39,717
    2011                                                     30,033
    2010                                                     26,774
    2009                                                     23,018
    2008                                                     20,000

  BAND 0
    2012                                                    159,814
    2011                                                    140,922
    2010                                                    140,052
    2009                                                    155,770
    2008                                                    125,593
    2007                                                     53,704

OPPENHEIMER SMALL & MID-CAP VALUE FUND - CLASS N
  BAND 125
    2012                                                  1,435,422
    2011                                                  1,696,377
    2010                                                  2,890,372
    2009                                                  3,519,603
    2008                                                  2,627,934
    2007                                                  2,768,356
    2006                                                    999,241

OPPENHEIMER VALUE FUND - CLASS A
  BAND 125
    2012                                                     25,333
    2011                                                     11,310
    2010                                                      6,931

OPPENHEIMER VALUE - CLASS N
  BAND 125
    2012                                                    985,168
    2011                                                    848,308
    2010                                                    547,805
    2009                                                    349,444
    2008                                                     87,958

  BAND 0
    2012                                                     17,037
    2011                                                    161,490
    2010                                                     22,614

PARNASSUS EQUITY INCOME - INV CLASS
  BAND 125
    2012                                                    200,065

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PARNASSAS FUND
  BAND 125
    2012                                                  $  1.02                           $ 1.27
    2011                                                     1.09                             1.02

PARNASSAS MID-CAP FUND
  BAND 125
    2012                                                  $  1.11                           $ 1.29
    2011                                                     1.08                             1.11

PARNASSAS SMALL-CAP FUND
  BAND 125
    2012                                                  $  0.99                           $ 1.15
    2011                                                     1.15                             0.99

PAX WORLD BALANCED -- INDIVIDUAL CLASS
  BAND 125
    2012                                                  $  1.27                           $ 1.39

PAX WORLD BALANCED - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.26                           $ 1.38
    2011                                                     1.30                             1.26
    2010                                                     1.18                             1.30
    2009                                                     1.00 (05/01/09)                  1.18

  BAND 0
    2012                                                  $  1.30                           $ 1.45
    2011                                                     1.33                             1.30
    2010                                                     1.19                             1.33

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS - INDIVIDUAL CLASS
  BAND 125
    2012                                                  $  1.26                           $ 1.48
    2011                                                     1.42                             1.26

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.25                           $ 1.47
    2011                                                     1.42                             1.25
    2010                                                     1.29                             1.42
    2009                                                     1.00 (05/01/09)                  1.29

  BAND 0
    2012                                                  $  1.29                           $ 1.54
    2011                                                     1.45                             1.29
    2010                                                     1.30                             1.45
    2009                                                     1.00 (05/01/09)                  1.30

PAYDEN EMERGING MARKETS BOND
  BAND 125
    2012                                                  $  1.01                           $ 1.20

  BAND 0
    2012                                                  $  1.03                           $ 1.23

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PARNASSAS FUND
  BAND 125
    2012                                                    993,452
    2011                                                    952,129

PARNASSAS MID-CAP FUND
  BAND 125
    2012                                                      2,441
    2011                                                      1,693

PARNASSAS SMALL-CAP FUND
  BAND 125
    2012                                                    133,632
    2011                                                     47,595

PAX WORLD BALANCED -- INDIVIDUAL CLASS
  BAND 125
    2012                                                      2,726

PAX WORLD BALANCED - RETIREMENT CLASS
  BAND 125
    2012                                                    847,490
    2011                                                    661,896
    2010                                                    620,302
    2009                                                    583,028

  BAND 0
    2012                                                      3,309
    2011                                                    300,303
    2010                                                    275,327

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS - INDIVIDUAL CLASS
  BAND 125
    2012                                                      6,423
    2011                                                      6,589

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS - RETIREMENT CLASS
  BAND 125
    2012                                                    397,797
    2011                                                    179,504
    2010                                                    122,605
    2009                                                     75,513

  BAND 0
    2012                                                      6,796
    2011                                                      3,274
    2010                                                      2,241
    2009                                                        406

PAYDEN EMERGING MARKETS BOND
  BAND 125
    2012                                                     17,822

  BAND 0
    2012                                                    801,108

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIMCO ALL ASSET - ADMINISTRATIVE CLASS
  BAND 125
    2012                                                  $  0.97                           $  1.11
    2011                                                     1.00 (06/23/11)                   0.97

PIMCO HIGH YIELD - ADMINISTRATIVE CLASS
  BAND 125
    2012                                                  $  1.80                           $  2.03
    2011                                                     1.76                              1.80
    2010                                                     1.56                              1.76
    2009                                                     1.10                              1.56
    2008                                                     1.46                              1.10
    2007                                                     1.43                              1.46
    2006                                                     1.33                              1.43
    2005                                                     1.29                              1.33
    2004                                                     1.20                              1.29

  BAND 0
    2012                                                  $  2.03                           $  2.32
    2011                                                     1.96                              2.03
    2010                                                     1.72                              1.96

PIMCO HIGH YIELD - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.55                           $  1.74
    2011                                                     1.52                              1.55
    2010                                                     1.35                              1.52
    2009                                                     0.96                              1.35
    2008                                                     1.28                              0.96
    2007                                                     1.26                              1.28
    2006                                                     1.17                              1.26
    2005                                                     1.14                              1.17
    2004                                                     1.06                              1.14

  BAND 100
    2012                                                  $  1.58                           $  1.79
    2011                                                     1.55                              1.58
    2010                                                     1.38                              1.55
    2009                                                     0.97                              1.38
    2008                                                     1.29                              0.97

  BAND 50
    2012                                                  $  1.65                           $  1.87
    2011                                                     1.60                              1.65
    2010                                                     1.42                              1.60
    2009                                                     1.00                              1.42
    2008                                                     1.32                              1.00
    2007                                                     1.29                              1.32

  BAND 0
    2012                                                  $  1.72                           $  1.96
    2011                                                     1.66                              1.72
    2010                                                     1.46                              1.66
    2009                                                     1.02                              1.46

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIMCO ALL ASSET - ADMINISTRATIVE CLASS
  BAND 125
    2012                                                     57,525
    2011                                                     19,579

PIMCO HIGH YIELD - ADMINISTRATIVE CLASS
  BAND 125
    2012                                                  3,168,957
    2011                                                  3,680,424
    2010                                                  3,640,277
    2009                                                  2,716,640
    2008                                                  2,738,463
    2007                                                  4,006,402
    2006                                                  3,158,179
    2005                                                    203,927
    2004                                                     22,555

  BAND 0
    2012                                                    323,419
    2011                                                    269,113
    2010                                                    235,432

PIMCO HIGH YIELD - RETIREMENT CLASS
  BAND 125
    2012                                                  1,306,478
    2011                                                  1,374,856
    2010                                                  1,246,070
    2009                                                  1,041,692
    2008                                                    764,134
    2007                                                    590,480
    2006                                                    571,898
    2005                                                    234,537
    2004                                                     47,551

  BAND 100
    2012                                                     26,156
    2011                                                     24,823
    2010                                                     22,441
    2009                                                     20,626
    2008                                                     18,736

  BAND 50
    2012                                                    210,156
    2011                                                    190,865
    2010                                                    149,690
    2009                                                    177,077
    2008                                                    101,346
    2007                                                     86,486

  BAND 0
    2012                                                     83,048
    2011                                                     63,438
    2010                                                     39,868
    2009                                                     17,437

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN - ADMINISTRATIVE CLASS
  BAND 125
    2012                                                  $  1.14                           $  1.22
    2011                                                     1.03                              1.14
    2010                                                     1.00 (05/27/10)                   1.03

PIMCO REAL RETURN - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.13                           $  1.21
    2011                                                     1.03                              1.13
    2010                                                     1.00 (05/27/10)                   1.03

PIMCO TOTAL RETURN - ADMINISTRATIVE CLASS
  BAND 125
    2012                                                  $  1.37                           $  1.49
    2011                                                     1.33                              1.37
    2010                                                     1.24                              1.33
    2009                                                     1.11                              1.24
    2008                                                     1.07                              1.11
    2007                                                     1.00 (05/24/07)                   1.07

  BAND 100
    2012                                                  $  1.38                           $  1.51

  BAND 0
    2012                                                  $  1.45                           $  1.59
    2011                                                     1.39                              1.45
    2010                                                     1.28                              1.39

PIMCO TOTAL RETURN - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.44                           $  1.56
    2011                                                     1.41                              1.44
    2010                                                     1.32                              1.41
    2009                                                     1.18                              1.32
    2008                                                     1.15                              1.18
    2007                                                     1.08                              1.15
    2006                                                     1.05                              1.08

  BAND 100
    2012                                                  $  1.47                           $  1.60
    2011                                                     1.44                              1.47
    2010                                                     1.34                              1.44
    2009                                                     1.20                              1.34
    2008                                                     1.16                              1.20
    2007                                                     1.08                              1.16
    2006                                                     1.06                              1.08

  BAND 50
    2012                                                  $  1.53                           $  1.67
    2011                                                     1.49                              1.53
    2010                                                     1.38                              1.49

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN - ADMINISTRATIVE CLASS
  BAND 125
    2012                                                  2,478,912
    2011                                                    594,719
    2010                                                      1,672

PIMCO REAL RETURN - RETIREMENT CLASS
  BAND 125
    2012                                                    773,149
    2011                                                    209,010
    2010                                                        167

PIMCO TOTAL RETURN - ADMINISTRATIVE CLASS
  BAND 125
    2012                                                 54,380,902
    2011                                                 43,049,477
    2010                                                 30,193,638
    2009                                                 16,339,829
    2008                                                  9,428,320
    2007                                                  6,760,078

  BAND 100
    2012                                                      8,862

  BAND 0
    2012                                                  1,432,632
    2011                                                  1,340,782
    2010                                                  1,368,629

PIMCO TOTAL RETURN - RETIREMENT CLASS
  BAND 125
    2012                                                 22,594,506
    2011                                                 18,591,317
    2010                                                 14,195,232
    2009                                                  8,336,507
    2008                                                  3,643,842
    2007                                                  1,373,463
    2006                                                  6,858,795

  BAND 100
    2012                                                     56,310
    2011                                                     49,991
    2010                                                     86,483
    2009                                                     65,536
    2008                                                     64,561
    2007                                                     15,984
    2006                                                      6,441

  BAND 50
    2012                                                     63,513
    2011                                                     62,707
    2010                                                     13,235

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   $  1.60                           $  1.75
    2011                                                      1.54                              1.60
    2010                                                      1.43                              1.54
    2009                                                      1.26                              1.43
    2008                                                      1.21                              1.26
    2007                                                      1.12                              1.21

PIONEER BOND FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.30                           $  1.39
    2011                                                      1.26                              1.30
    2010                                                      1.17                              1.26
    2009                                                      1.01                              1.17
    2008                                                      1.07                              1.01
    2007                                                      1.03                              1.07
    2006                                                      1.01                              1.03

  BAND 100
    2012                                                   $  1.32                           $  1.42

PIONEER EMERGING MARKETS - CLASS A
  BAND 125
    2012                                                   $  0.94                           $  1.04
    2011                                                      1.26                              0.94
    2010                                                      1.10                              1.26
    2009                                                      0.64                              1.10
    2008                                                      1.59                              0.64
    2007                                                      1.13                              1.59

  BAND 0
    2012                                                   $  1.01                           $  1.12
    2011                                                      1.33                              1.01
    2010                                                      1.14                              1.33
    2009                                                      0.66                              1.14
    2008                                                      1.61                              0.66

PIONEER EQUITY INCOME - CLASS A
  BAND 125
    2012                                                   $  0.92                           $  1.00
    2011                                                      0.87                              0.92
    2010                                                      0.74                              0.87
    2009                                                      0.68                              0.74

PIONEER EQUITY INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                   $  0.91                           $  0.98
    2011                                                      0.87                              0.91
    2010                                                      0.74                              0.87
    2009                                                      0.68                              0.74
    2008                                                      0.98                              0.68

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   1,770,587
    2011                                                   1,036,725
    2010                                                     473,728
    2009                                                     245,381
    2008                                                       8,127
    2007                                                       6,876

PIONEER BOND FUND - RETIREMENT CLASS
  BAND 125
    2012                                                     927,063
    2011                                                     864,672
    2010                                                     752,895
    2009                                                     747,238
    2008                                                     537,299
    2007                                                     288,335
    2006                                                      51,008

  BAND 100
    2012                                                      10,743

PIONEER EMERGING MARKETS - CLASS A
  BAND 125
    2012                                                     127,599
    2011                                                     660,579
    2010                                                     826,823
    2009                                                     678,046
    2008                                                     365,862
    2007                                                     166,997

  BAND 0
    2012                                                      15,198
    2011                                                      11,205
    2010                                                      50,198
    2009                                                      50,157
    2008                                                       2,494

PIONEER EQUITY INCOME - CLASS A
  BAND 125
    2012                                                      94,358
    2011                                                      15,071
    2010                                                       8,330
    2009                                                       3,190

PIONEER EQUITY INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                   1,820,102
    2011                                                   1,656,313
    2010                                                   1,263,466
    2009                                                     807,034
    2008                                                         616

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   $  0.96                           $  1.05
    2011                                                      0.90                              0.96
    2010                                                      0.76                              0.90
    2009                                                      0.68                              0.76

PIONEER FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.01                           $  1.09
    2011                                                      1.08                              1.01
    2010                                                      0.95                              1.08
    2009                                                      0.77                              0.95
    2008                                                      1.19                              0.77
    2007                                                      1.16                              1.19
    2006                                                      1.08                              1.16

PIONEER FUND VCT PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   $  1.27                           $  1.38
    2011                                                      1.35                              1.27
    2010                                                      1.17                              1.35
    2009                                                      0.95                              1.17
    2008                                                      1.46                              0.95
    2007                                                      1.41                              1.46
    2006                                                      1.23                              1.41
    2005                                                      1.17                              1.23
    2004                                                      1.10                              1.17
    2003                                                      0.89                              1.10
    2002                                                      1.22                              0.89

PIONEER FUND GROWTH OPPORTUNITIES VCT - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   $  1.84                           $  1.94
    2011                                                      1.90                              1.84
    2010                                                      1.60                              1.90
    2009                                                      1.12                              1.60
    2008                                                      1.76                              1.12
    2007                                                      1.86                              1.76
    2006                                                      1.78                              1.86
    2005                                                      1.69                              1.78
    2004                                                      1.40                              1.69
    2003                                                      0.99                              1.40
    2002                                                      1.61                              0.99

PIONEER FUNDAMENTAL GROWTH - A CLASS
  BAND 125
    2012                                                   $  1.00                           $  1.05

PIONEER FUNDAMENTAL GROWTH - Y CLASS
  BAND 125
    2012                                                   $  1.00                           $  1.06

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                      68,965
    2011                                                      71,479
    2010                                                      63,152
    2009                                                      67,742

PIONEER FUND - RETIREMENT CLASS
  BAND 125
    2012                                                     262,218
    2011                                                     406,808
    2010                                                     404,447
    2009                                                     321,357
    2008                                                      76,190
    2007                                                     114,561
    2006                                                      20,803

PIONEER FUND VCT PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   1,215,288
    2011                                                   1,603,035
    2010                                                   3,265,727
    2009                                                   3,364,703
    2008                                                   3,541,380
    2007                                                   3,557,248
    2006                                                   4,397,803
    2005                                                   5,368,751
    2004                                                   6,289,040
    2003                                                   5,994,350
    2002                                                   5,460,849

PIONEER FUND GROWTH OPPORTUNITIES VCT - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   5,399,665
    2011                                                   6,289,827
    2010                                                   6,585,204
    2009                                                   6,891,974
    2008                                                   6,992,977
    2007                                                   9,469,091
    2006                                                  12,120,267
    2005                                                  14,203,577
    2004                                                  15,119,508
    2003                                                  13,466,958
    2002                                                  12,304,684

PIONEER FUNDAMENTAL GROWTH - A CLASS
  BAND 125
    2012                                                     472,247

PIONEER FUNDAMENTAL GROWTH - Y CLASS
  BAND 125
    2012                                                       3,923

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIONEER HIGH-YIELD FUND - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.36                           $  1.54
    2011                                                      1.40                              1.36
    2010                                                      1.21                              1.40
    2009                                                      0.76                              1.21
    2008                                                      1.22                              0.76
    2007                                                      1.16                              1.22
    2006                                                      1.07                              1.16

  BAND 100
    2012                                                   $  1.38                           $  1.57
    2011                                                      1.42                              1.38
    2010                                                      1.22                              1.42
    2009                                                      0.76                              1.22
    2008                                                      1.23                              0.76
    2007                                                      1.16                              1.23
    2006                                                      1.07                              1.16

  BAND 50
    2012                                                   $  1.43                           $  1.63
    2011                                                      1.46                              1.43
    2010                                                      1.25                              1.46
    2009                                                      0.78                              1.25
    2008                                                      1.24                              0.78
    2007                                                      1.17                              1.24
    2006                                                      1.06                              1.17
    2005                                                      1.00 (5/20/05)                    1.06

PIONEER MID-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                   $  1.05                           $  1.14
    2011                                                      1.13                              1.05
    2010                                                      0.97                              1.13
    2009                                                      0.79                              0.97
    2008                                                      1.21                              0.79
    2007                                                      1.17                              1.21
    2006                                                      1.06                              1.17
    2005                                                      1.00 (5/20/05)                    1.06

PIONEER OAK RIDGE LARGE-CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                   $  0.96                           $  1.06
    2011                                                      0.99                              0.96
    2010                                                      0.93                              0.99
    2009                                                      1.17                              0.93
    2008                                                      1.10                              1.17

PIONEER OAK RIDGE SMALL CAP GROWTH - A CLASS
  BAND 125
    2012                                                   $  1.00                           $  1.08

PIONEER STRATEGIC INCOME - CLASS A
  BAND 125
    2012                                                   $  0.99                           $  1.09
    2011                                                      1.00 (06/23/11)                   0.99

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIONEER HIGH-YIELD FUND - RETIREMENT CLASS
  BAND 125
    2012                                                     586,058
    2011                                                     718,036
    2010                                                     663,823
    2009                                                     732,740
    2008                                                     343,865
    2007                                                     254,402
    2006                                                      40,798

  BAND 100
    2012                                                      79,257
    2011                                                      79,069
    2010                                                      72,167
    2009                                                      65,637
    2008                                                      69,705
    2007                                                      74,343
    2006                                                      64,640

  BAND 50
    2012                                                      73,349
    2011                                                     122,648
    2010                                                     139,954
    2009                                                     151,698
    2008                                                     137,574
    2007                                                     110,969
    2006                                                      90,523
    2005                                                       1,839

PIONEER MID-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                     145,799
    2011                                                     377,499
    2010                                                     749,218
    2009                                                     937,314
    2008                                                     764,126
    2007                                                     719,850
    2006                                                     583,803
    2005                                                      68,685

PIONEER OAK RIDGE LARGE-CAP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                       6,761
    2011                                                       7,145
    2010                                                       8,119
    2009                                                       5,772
    2008                                                         351

PIONEER OAK RIDGE SMALL CAP GROWTH - A CLASS
  BAND 125
    2012                                                         573

PIONEER STRATEGIC INCOME - CLASS A
  BAND 125
    2012                                                     376,469
    2011                                                       1,401

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME - Z CLASS
  BAND 125
    2012                                                  $  0.99                          $  1.09

PRUDENTIAL FINANCIAL SERVICES FUND - CLASS A
  BAND 125
    2012                                                  $  0.95                          $  1.25
    2011                                                     1.19                             0.95
    2010                                                     1.02                             1.19

  BAND 100
    2012                                                  $  0.96                          $  1.26

  BAND 0
    2012                                                  $  0.98                          $  1.30
    2011                                                     1.20                             0.98

PRUDENTIAL FINANCIAL SERVICES FUND - CLASS Z
  BAND 125
    2012                                                  $  0.96                          $  1.26
    2011                                                     1.19                             0.96

PRUDENTIAL GLOBAL REAL ESTATE - CLASS A
  BAND 125
    2012                                                  $  1.12                          $  1.41
    2011                                                     1.21                             1.12
    2010                                                     1.00 (05/27/10)                  1.21

  BAND 0
    2012                                                  $  1.15                          $  1.45
    2011                                                     1.22                             1.15

PRUDENTIAL GLOBAL REAL ESTATE - CLASS Z
  BAND 125
    2012                                                  $  1.13                          $  1.42
    2011                                                     1.21                             1.13
    2010                                                     1.00 (05/27/10)                  1.21

  BAND 0
    2012                                                  $  1.15                          $  1.47

PRUDENTIAL HIGH-YIELD - CLASS A
  BAND 125
    2012                                                  $  1.15                          $  1.29
    2011                                                     1.11                             1.15
    2010                                                     1.00 (05/27/10)                  1.11

PRUDENTIAL HIGH YIELD - CLASS Z
  BAND 125
    2012                                                  $  1.15                          $  1.30
    2011                                                     1.11                             1.15
    2010                                                     1.00 (05/27/10)                  1.11

  BAND 0
    2012                                                  $  1.18                          $  1.34

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME - Z CLASS
  BAND 125
    2012                                                    320,387

PRUDENTIAL FINANCIAL SERVICES FUND - CLASS A
  BAND 125
    2012                                                    132,685
    2011                                                     84,943
    2010                                                     11,141

  BAND 100
    2012                                                      2,969

  BAND 0
    2012                                                        159
    2011                                                        358

PRUDENTIAL FINANCIAL SERVICES FUND - CLASS Z
  BAND 125
    2012                                                    100,464
    2011                                                     81,788

PRUDENTIAL GLOBAL REAL ESTATE - CLASS A
  BAND 125
    2012                                                    423,435
    2011                                                    241,213
    2010                                                     14,680

  BAND 0
    2012                                                     85,323
    2011                                                     81,849

PRUDENTIAL GLOBAL REAL ESTATE - CLASS Z
  BAND 125
    2012                                                    750,532
    2011                                                    351,243
    2010                                                    122,878

  BAND 0
    2012                                                  2,259,241

PRUDENTIAL HIGH-YIELD - CLASS A
  BAND 125
    2012                                                  1,814,111
    2011                                                    461,320
    2010                                                     24,381

PRUDENTIAL HIGH YIELD - CLASS Z
  BAND 125
    2012                                                  7,203,555
    2011                                                  1,401,886
    2010                                                    485,089

  BAND 0
    2012                                                    485,084

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS - CLASS A
  BAND 125
    2012                                                   $  1.10                           $  1.22
    2011                                                      1.16                              1.10
    2010                                                      1.00 (05/27/10)                   1.16

PRUDENTIAL JENNISON 20/20 FOCUS - CLASS Z
  BAND 125
    2012                                                   $  1.10                           $  1.23
    2011                                                      1.16                              1.10

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - CLASS A
  BAND 125
    2012                                                   $  1.34                           $  1.66
    2011                                                      1.21                              1.34
    2010                                                      1.03                              1.21

  BAND 100
    2012                                                   $  1.35                           $  1.67

  BAND 0
    2012                                                   $  1.38                           $  1.72

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - CLASS Z
  BAND 125
    2012                                                   $  1.35                           $  1.67
    2011                                                      1.21                              1.35

PRUDENTIAL JENNISON MID CAP GROWTH FUND - CLASS A
  BAND 125
    2012                                                   $  1.21                           $  1.39
    2011                                                      1.20                              1.21
    2010                                                      1.02                              1.20

  BAND 100
    2012                                                   $  1.22                           $  1.40

PRUDENTIAL JENNISON MID CAP GROWTH FUND - CLASS Z
  BAND 125
    2012                                                   $  1.22                           $  1.40
    2011                                                      1.21                              1.22
    2010                                                      1.02                              1.21

  BAND 0
    2012                                                   $  1.25                           $  1.46

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - CLASS A
  BAND 125
    2012                                                   $  1.05                           $  1.01
    2011                                                      1.31                              1.05
    2010                                                      1.04                              1.31

  BAND 0
    2012                                                   $  1.08                           $  1.05
    2011                                                      1.32                              1.08

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS - CLASS A
  BAND 125
    2012                                                     178,893
    2011                                                     142,547
    2010                                                      11,571

PRUDENTIAL JENNISON 20/20 FOCUS - CLASS Z
  BAND 125
    2012                                                     313,758
    2011                                                     290,652

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - CLASS A
  BAND 125
    2012                                                     408,777
    2011                                                     164,560
    2010                                                      15,814

  BAND 100
    2012                                                       2,644

  BAND 0
    2012                                                      10,057

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - CLASS Z
  BAND 125
    2012                                                     459,585
    2011                                                     141,943

PRUDENTIAL JENNISON MID CAP GROWTH FUND - CLASS A
  BAND 125
    2012                                                   2,272,166
    2011                                                     833,948
    2010                                                     125,190

  BAND 100
    2012                                                       1,110

PRUDENTIAL JENNISON MID CAP GROWTH FUND - CLASS Z
  BAND 125
    2012                                                   7,164,718
    2011                                                   4,698,055
    2010                                                   2,366,801

  BAND 0
    2012                                                   1,827,836

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - CLASS A
  BAND 125
    2012                                                     625,061
    2011                                                     429,634
    2010                                                      14,085

  BAND 0
    2012                                                      11,161
    2011                                                       7,568

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON NATURAL RESOURCES FUND - CLASS Z
  BAND 125
    2012                                                  $  1.06                           $  1.02
    2011                                                     1.31                              1.06
    2010                                                     1.04                              1.31

PRUDENTIAL TOTAL RETURN - CLASS A
  BAND 125
    2012                                                  $  1.11                           $  1.20
    2011                                                     1.05                              1.11
    2010                                                     1.00 (05/27/10)                   1.05

PRUDENTIAL TOTAL RETURN - CLASS Z
  BAND 125
    2012                                                  $  1.12                           $  1.21
    2011                                                     1.05                              1.12

  BAND 0
    2012                                                  $  1.14                           $  1.25

RIDGEWORTH HIGH INCOME - CLASS A
  BAND 125
    2012                                                  $  1.01                           $  1.16
    2011                                                     1.02                              1.01

RIDGEWORTH HIGH INCOME - CLASS R
  BAND 125
    2012                                                  $  1.00                           $  1.15
    2011                                                     1.01                              1.00

RIDGEWORTH LARGE CAP VALUE - CLASS A
  BAND 125
    2012                                                  $  1.06                           $  1.21
    2011                                                     1.09                              1.06

RIDGEWORTH LARGE CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.06                           $  1.22
    2011                                                     1.09                              1.06

RIDGEWORTH MID-CAP VALUE - CLASS A
  BAND 125
    2012                                                  $  1.02                           $  1.22
    2011                                                     1.11                              1.02

RIDGEWORTH MID-CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  1.02                           $  1.23
    2011                                                     1.12                              1.02

RIDGEWORTH SMALL CAP VALUE - CLASS A
  BAND 125
    2012                                                  $  1.03                           $  1.18
    2011                                                     1.09                              1.03

  BAND 0
    2012                                                  $  1.04                           $  1.22

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON NATURAL RESOURCES FUND - CLASS Z
  BAND 125
    2012                                                  1,032,642
    2011                                                    747,545
    2010                                                    111,988

PRUDENTIAL TOTAL RETURN - CLASS A
  BAND 125
    2012                                                  2,606,393
    2011                                                    461,207
    2010                                                     46,005

PRUDENTIAL TOTAL RETURN - CLASS Z
  BAND 125
    2012                                                  1,574,335
    2011                                                    367,366

  BAND 0
    2012                                                    161,543

RIDGEWORTH HIGH INCOME - CLASS A
  BAND 125
    2012                                                  3,113,572
    2011                                                  2,720,209

RIDGEWORTH HIGH INCOME - CLASS R
  BAND 125
    2012                                                    535,411
    2011                                                    350,615

RIDGEWORTH LARGE CAP VALUE - CLASS A
  BAND 125
    2012                                                    533,384
    2011                                                    413,701

RIDGEWORTH LARGE CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  2,242,926
    2011                                                  2,059,610

RIDGEWORTH MID-CAP VALUE - CLASS A
  BAND 125
    2012                                                    250,326
    2011                                                    158,817

RIDGEWORTH MID-CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                    605,890
    2011                                                    956,754

RIDGEWORTH SMALL CAP VALUE - CLASS A
  BAND 125
    2012                                                    692,720
    2011                                                     77,464

  BAND 0
    2012                                                     46,596

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH SMALL CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                   $  1.03                           $  1.19
    2011                                                      1.09                              1.03

RIDGEWORTH TOTAL RETURN BOND - A CLASS
  BAND 125
    2012                                                   $  1.07                           $  1.10

RIDGEWORTH TOTAL RETURN BOND - R CLASS
  BAND 125
    2012                                                   $  1.06                           $  1.10

RUSSELL EMERGING MARKETS - CLASS S
  BAND 125
    2012                                                   $  1.71                           $  2.00
    2011                                                      2.11                              1.71
    2010                                                      1.78                              2.11
    2009                                                       .98                              1.78

RUSSELL GLOBAL EQUITY - S CLASS
  BAND 125
    2012                                                   $  1.37                           $  1.57

RUSSELL GLOBAL REAL ESTATE SECURITIES - CLASS S
  BAND 125
    2012                                                   $  1.41                           $  1.78
    2011                                                      1.54                              1.41

RUSSELL LIFEPOINTS 2015 STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.38                           $  1.51
    2011                                                      1.38                              1.38
    2010                                                      1.24                              1.38
    2009                                                      1.00                              1.24

RUSSELL LIFEPOINTS 2015 STRATEGY - CLASS R3
  BAND 125
    2012                                                   $  1.36                           $  1.48
    2011                                                      1.37                              1.36
    2010                                                      1.23                              1.37
    2009                                                      1.00                              1.23

  BAND 0
    2012                                                   $  1.41                           $  1.56
    2011                                                      1.41                              1.41
    2010                                                      1.25                              1.41

RUSSELL LIFEPOINTS 2020 STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.39                           $  1.53
    2011                                                      1.41                              1.39
    2010                                                      1.26                              1.41
    2009                                                      1.00                              1.26

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH SMALL CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
    2012                                                     201,741
    2011                                                     145,652

RIDGEWORTH TOTAL RETURN BOND - A CLASS
  BAND 125
    2012                                                      33,468

RIDGEWORTH TOTAL RETURN BOND - R CLASS
  BAND 125
    2012                                                     148,376

RUSSELL EMERGING MARKETS - CLASS S
  BAND 125
    2012                                                     138,327
    2011                                                       5,554
    2010                                                       8,635
    2009                                                       1,896

RUSSELL GLOBAL EQUITY - S CLASS
  BAND 125
    2012                                                          23

RUSSELL GLOBAL REAL ESTATE SECURITIES - CLASS S
  BAND 125
    2012                                                   1,023,006
    2011                                                   1,061,061

RUSSELL LIFEPOINTS 2015 STRATEGY - CLASS R1
  BAND 125
    2012                                                   1,733,187
    2011                                                   2,628,356
    2010                                                   1,322,103
    2009                                                     157,417

RUSSELL LIFEPOINTS 2015 STRATEGY - CLASS R3
  BAND 125
    2012                                                   1,046,143
    2011                                                   1,155,660
    2010                                                     910,584
    2009                                                     449,930

  BAND 0
    2012                                                           0
    2011                                                           0
    2010                                                     110,550

RUSSELL LIFEPOINTS 2020 STRATEGY - CLASS R1
  BAND 125
    2012                                                  11,567,913
    2011                                                  12,172,784
    2010                                                  11,296,934
    2009                                                   9,080,310

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS 2020 STRATEGY - CLASS R3
  BAND 125
    2012                                                  $  1.16                           $ 1.28
    2011                                                     1.19                             1.16
    2010                                                     1.06                             1.19
    2009                                                     0.85                             1.06
    2008                                                     1.22                             0.85
    2007                                                     1.16                             1.22
    2006                                                     1.05                             1.16
    2005                                                     1.00 (03/01/05)                  1.05

  BAND 100
    2012                                                  $  1.18                           $ 1.30
    2011                                                     1.20                             1.18
    2010                                                     1.08                             1.20

  BAND 75
    2012                                                  $  1.20                           $ 1.33
    2011                                                     1.22                             1.20

  BAND 50
    2012                                                  $  1.22                           $ 1.36
    2011                                                     1.24                             1.22
    2010                                                     1.10                             1.24

  BAND 25
    2012                                                  $  1.25                           $ 1.38
    2011                                                     1.26                             1.25

  BAND 0
    2012                                                  $  1.27                           $ 1.41
    2011                                                     1.28                             1.27
    2010                                                     1.13                             1.28

RUSSELL LIFEPOINTS 2025 STRATEGY - CLASS R1
  BAND 125
    2012                                                  $  1.39                           $ 1.55
    2011                                                     1.44                             1.39
    2010                                                     1.27                             1.44
    2009                                                     1.00                             1.27

RUSSELL LIFEPOINTS 2025 STRATEGY - CLASS R3
  BAND 125
    2012                                                  $  1.37                           $ 1.52
    2011                                                     1.42                             1.37
    2010                                                     1.26                             1.42
    2009                                                     1.00                             1.26

  BAND 0
    2012                                                  $  1.42                           $ 1.60
    2011                                                     1.46                             1.42
    2010                                                     1.28                             1.46

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS 2020 STRATEGY - CLASS R3
  BAND 125
    2012                                                  3,883,237
    2011                                                  5,653,100
    2010                                                  4,391,353
    2009                                                  3,519,133
    2008                                                  1,835,024
    2007                                                  1,109,412
    2006                                                  3,130,459
    2005                                                     82,986

  BAND 100
    2012                                                      4,084
    2011                                                      4,084
    2010                                                      3,402

  BAND 75
    2012                                                          0
    2011                                                          -

  BAND 50
    2012                                                      1,486
    2011                                                      1,397
    2010                                                      3,402

  BAND 25
    2012                                                          0
    2011                                                          -

  BAND 0
    2012                                                          0
    2011                                                          0
    2010                                                    378,099

RUSSELL LIFEPOINTS 2025 STRATEGY - CLASS R1
  BAND 125
    2012                                                  1,878,392
    2011                                                  2,228,498
    2010                                                  1,277,792
    2009                                                    148,804

RUSSELL LIFEPOINTS 2025 STRATEGY - CLASS R3
  BAND 125
    2012                                                    980,952
    2011                                                  1,215,768
    2010                                                    970,095
    2009                                                    312,155

  BAND 0
    2012                                                          0
    2011                                                          0
    2010                                                    131,491

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS 2030 STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.38                           $  1.56
    2011                                                      1.46                              1.38
    2010                                                      1.29                              1.46
    2009                                                      1.00                              1.29

RUSSELL LIFEPOINTS 2030 STRATEGY - CLASS R3
  BAND 125
    2012                                                   $  1.04                           $  1.16
    2011                                                      1.10                              1.04
    2010                                                      0.97                              1.10
    2009                                                      0.76                              0.97
    2008                                                      1.27                              0.76
    2007                                                      1.20                              1.27
    2006                                                      1.05                              1.20
    2005                                                      1.00 (03/01/05)                   1.05

  BAND 0
    2012                                                   $  1.13                           $  1.28
    2011                                                      1.19                              1.13
    2010                                                      1.03                              1.19

RUSSELL LIFEPOINTS 2035 STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.38                           $  1.57
    2011                                                      1.47                              1.38
    2010                                                      1.29                              1.47
    2009                                                      1.00                              1.29

RUSSELL LIFEPOINTS 2035 STRATEGY - CLASS R3
  BAND 125
    2012                                                   $  1.36                           $  1.53
    2011                                                      1.45                              1.36
    2010                                                      1.28                              1.45
    2009                                                      1.00                              1.28

  BAND 0
    2012                                                   $  1.41                           $  1.61
    2011                                                      1.49                              1.41
    2010                                                      1.30                              1.49

RUSSELL LIFEPOINTS 2040 STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.37                           $  1.56
    2011                                                      1.47                              1.37
    2010                                                      1.29                              1.47
    2009                                                      1.00                              1.29

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS 2030 STRATEGY - CLASS R1
  BAND 125
    2012                                                   8,077,093
    2011                                                   8,426,508
    2010                                                   7,372,462
    2009                                                   6,117,433

RUSSELL LIFEPOINTS 2030 STRATEGY - CLASS R3
  BAND 125
    2012                                                   3,647,527
    2011                                                   5,226,791
    2010                                                   4,214,592
    2009                                                   3,449,465
    2008                                                   1,527,566
    2007                                                     799,185
    2006                                                   2,248,552
    2005                                                      25,849

  BAND 0
    2012                                                           0
    2011                                                           0
    2010                                                     228,896

RUSSELL LIFEPOINTS 2035 STRATEGY - CLASS R1
  BAND 125
    2012                                                     860,134
    2011                                                   1,064,477
    2010                                                     560,164
    2009                                                      44,165

RUSSELL LIFEPOINTS 2035 STRATEGY - CLASS R3
  BAND 125
    2012                                                     705,971
    2011                                                     753,502
    2010                                                     495,697
    2009                                                     323,330

  BAND 0
    2012                                                           0
    2011                                                           0
    2010                                                     137,961

RUSSELL LIFEPOINTS 2040 STRATEGY - CLASS R1
  BAND 125
    2012                                                   6,815,774
    2011                                                   6,860,123
    2010                                                   5,717,332
    2009                                                   4,372,366

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS 2040 STRATEGY - CLASS R3
  BAND 125
    2012                                                   $  1.03                           $  1.17
    2011                                                      1.11                              1.03
    2010                                                      0.98                              1.11
    2009                                                      0.76                              0.98
    2008                                                      1.28                              0.76
    2007                                                      1.22                              1.28
    2006                                                      1.06                              1.22
    2005                                                      1.00 (03/01/05)                   1.06

  BAND 100
    2012                                                   $  1.05                           $  1.19
    2011                                                      1.13                              1.05

  BAND 0
    2012                                                   $  1.13                           $  1.29
    2011                                                      1.19                              1.13
    2010                                                      1.04                              1.19

RUSSELL LIFEPOINTS 2045 STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.38                           $  1.57
    2011                                                      1.47                              1.38
    2010                                                      1.29                              1.47
    2009                                                      1.00                              1.29

RUSSELL LIFEPOINTS 2045 STRATEGY - CLASS R3
  BAND 125
    2012                                                   $  1.36                           $  1.53
    2011                                                      1.45                              1.36
    2010                                                      1.28                              1.45
    2009                                                      1.00                              1.28

  BAND 0
    2012                                                   $  1.41                           $  1.61
    2011                                                      1.49                              1.41
    2010                                                      1.30                              1.49

RUSSELL LIFEPOINTS 2050 STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.38                           $  1.57
    2011                                                      1.47                              1.38
    2010                                                      1.29                              1.47
    2009                                                      1.00                              1.28

RUSSELL LIFEPOINTS 2050 STRATEGY - CLASS R3
  BAND 125
    2012                                                   $  1.36                           $  1.53
    2011                                                      1.45                              1.36
    2010                                                      1.28                              1.45
    2009                                                      1.00                              1.28

  BAND 100
    2012                                                   $  1.37                           $  1.55

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS 2040 STRATEGY - CLASS R3
  BAND 125
    2012                                                   2,893,404
    2011                                                   4,071,602
    2010                                                   3,404,670
    2009                                                   2,544,619
    2008                                                   1,441,041
    2007                                                     752,750
    2006                                                   1,596,017
    2005                                                       2,065

  BAND 100
    2012                                                       4,083
    2011                                                       1,344

  BAND 0
    2012                                                           0
    2011                                                           0
    2010                                                     136,522

RUSSELL LIFEPOINTS 2045 STRATEGY - CLASS R1
  BAND 125
    2012                                                     818,249
    2011                                                     698,473
    2010                                                     185,940
    2009                                                      18,397

RUSSELL LIFEPOINTS 2045 STRATEGY - CLASS R3
  BAND 125
    2012                                                     192,032
    2011                                                     303,500
    2010                                                     182,544
    2009                                                      77,575

  BAND 0
    2012                                                           0
    2011                                                           0
    2010                                                      33,604

RUSSELL LIFEPOINTS 2050 STRATEGY - CLASS R1
  BAND 125
    2012                                                     825,646
    2011                                                     791,196
    2010                                                     106,779
    2009                                                      17,141

RUSSELL LIFEPOINTS 2050 STRATEGY - CLASS R3
  BAND 125
    2012                                                     204,743
    2011                                                     288,206
    2010                                                     106,779
    2009                                                      17,141

  BAND 100
    2012                                                       2,000

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                  AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                   $  1.41                           $  1.61
    2011                                                      1.49                              1.41
    2010                                                      1.30                              1.49

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R1 CLASS
  BAND 125
    2012                                                   $  1.01                           $  1.15

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R3 CLASS
  BAND 125
    2012                                                   $  1.01                           $  1.14

RUSSELL LIFEPOINTS BALANCED STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.36                           $  1.51
    2011                                                      1.41                              1.36
    2010                                                      1.26                              1.41
    2009                                                      1.00                              1.26

RUSSELL LIFEPOINTS BALANCED STRATEGY - CLASS R3
  BAND 125
    2012                                                   $  1.28                           $  1.42
    2011                                                      1.34                              1.28
    2010                                                      1.20                              1.34
    2009                                                      0.96                              1.20
    2008                                                      1.39                              0.96
    2007                                                      1.32                              1.39
    2006                                                      1.19                              1.32

  BAND 100
    2012                                                   $  1.30                           $  1.45
    2011                                                      1.36                              1.30
    2010                                                      1.21                              1.36
    2009                                                      0.97                              1.21
    2008                                                      1.40                              0.97
    2007                                                      1.33                              1.40
    2006                                                      1.21                              1.33

  BAND 50
    2012                                                   $  1.35                           $  1.51
    2011                                                      1.40                              1.35
    2010                                                      1.25                              1.40
    2009                                                      0.99                              1.25
    2008                                                      1.43                              0.99
    2007                                                      1.35                              1.43
    2006                                                      1.20                              1.35
    2005                                                      1.13                              1.20
    2004                                                      1.00 (05/17/04)                   1.13

  BAND 0
    2012                                                   $  1.41                           $  1.58
    2011                                                      1.45                              1.41
    2010                                                      1.28                              1.45
    2009                                                      1.02                              1.28
    2008                                                      1.45                              1.02
    2007                                                      1.36                              1.45

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                           0
    2011                                                           0
    2010                                                      25,508

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R1 CLASS
  BAND 125
    2012                                                      23,218

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R3 CLASS
  BAND 125
    2012                                                      57,382

RUSSELL LIFEPOINTS BALANCED STRATEGY - CLASS R1
  BAND 125
    2012                                                  11,102,935
    2011                                                   7,025,000
    2010                                                   5,475,016
    2009                                                   4,743,125

RUSSELL LIFEPOINTS BALANCED STRATEGY - CLASS R3
  BAND 125
    2012                                                   9,417,426
    2011                                                  10,823,953
    2010                                                   9,069,227
    2009                                                   7,761,627
    2008                                                   7,920,969
    2007                                                   3,499,620
    2006                                                   3,244,945

  BAND 100
    2012                                                      37,151
    2011                                                      42,663
    2010                                                      38,545
    2009                                                      36,460
    2008                                                      35,525
    2007                                                     201,943
    2006                                                      27,324

  BAND 50
    2012                                                     490,976
    2011                                                     459,865
    2010                                                     426,271
    2009                                                     373,956
    2008                                                     333,417
    2007                                                     340,060
    2006                                                     382,694
    2005                                                   1,007,366
    2004                                                      55,364

  BAND 0
    2012                                                   1,799,410
    2011                                                   1,894,903
    2010                                                   1,848,734
    2009                                                   1,829,727
    2008                                                   1,567,276
    2007                                                   1,504,888

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY - CLASS R1
  BAND 125
    2012                                                  $  1.32                          $  1.42
    2011                                                     1.31                             1.32
    2010                                                     1.20                             1.31
    2009                                                     1.00                             1.20

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY - CLASS R3
  BAND 125
    2012                                                  $  1.24                          $  1.32
    2011                                                     1.23                             1.24
    2010                                                     1.13                             1.23
    2009                                                     0.96                             1.13
    2008                                                     1.15                             0.96
    2007                                                     1.11                             1.15
    2006                                                     1.06                             1.11

  BAND 100
    2012                                                  $  1.26                          $  1.35
    2011                                                     1.25                             1.26

  BAND 50
    2012                                                  $  1.31                          $  1.41
    2011                                                     1.29                             1.31
    2010                                                     1.18                             1.29
    2009                                                     0.99                             1.18
    2008                                                     1.18                             0.99
    2007                                                     1.13                             1.18
    2006                                                     1.07                             1.13
    2005                                                     1.04                             1.07

  BAND 0
    2012                                                  $  1.36                          $  1.47
    2011                                                     1.34                             1.36
    2010                                                     1.22                             1.34
    2009                                                     1.02                             1.22
    2008                                                     1.20                             1.02
    2007                                                     1.15                             1.20

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY - CLASS R1
  BAND 125
    2012                                                  $  1.34                          $  1.52
    2011                                                     1.46                             1.34
    2010                                                     1.29                             1.46
    2009                                                     1.00                             1.29

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY - CLASS R3
  BAND 125
    2012                                                  $  1.20                          $  1.36
    2011                                                     1.31                             1.20
    2010                                                     1.17                             1.31
    2009                                                     0.91                             1.17
    2008                                                     1.59                             0.91
    2007                                                     1.50                             1.59
    2006                                                     1.28                             1.50

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY - CLASS R1
  BAND 125
    2012                                                  1,506,843
    2011                                                  1,452,566
    2010                                                  1,017,844
    2009                                                    862,597

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY - CLASS R3
  BAND 125
    2012                                                  2,234,292
    2011                                                  1,639,854
    2010                                                  1,366,110
    2009                                                  1,134,503
    2008                                                  1,078,024
    2007                                                    651,059
    2006                                                    516,502

  BAND 100
    2012                                                      5,074
    2011                                                      2,056

  BAND 50
    2012                                                    326,660
    2011                                                    319,882
    2010                                                    293,880
    2009                                                    223,530
    2008                                                    180,750
    2007                                                    164,336
    2006                                                    146,925
    2005                                                    168,264

  BAND 0
    2012                                                    121,019
    2011                                                     73,875
    2010                                                    184,249
    2009                                                     32,381
    2008                                                     61,061
    2007                                                    136,600

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY - CLASS R1
  BAND 125
    2012                                                    650,396
    2011                                                    773,944
    2010                                                    853,218
    2009                                                    607,049

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY - CLASS R3
  BAND 125
    2012                                                  1,839,466
    2011                                                  1,719,565
    2010                                                  1,827,807
    2009                                                  1,833,540
    2008                                                  1,808,632
    2007                                                    665,626
    2006                                                    574,793

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                  $  1.22                           $  1.39
    2011                                                     1.33                              1.22
    2010                                                     1.18                              1.33
    2009                                                     0.92                              1.18
    2008                                                     1.60                              0.92
    2007                                                     1.51                              1.60
    2006                                                     1.29                              1.51

  BAND 50
    2012                                                  $  1.27                           $  1.45
    2011                                                     1.37                              1.27
    2010                                                     1.22                              1.37
    2009                                                     0.94                              1.22
    2008                                                     1.63                              0.94
    2007                                                     1.53                              1.63
    2006                                                     1.30                              1.53

  BAND 0
    2012                                                  $  1.32                           $  1.51
    2011                                                     1.42                              1.32
    2010                                                     1.25                              1.42
    2009                                                     0.96                              1.25
    2008                                                     1.66                              0.96
    2007                                                     1.55                              1.66

RUSSELL LIFEPOINTS GROWTH STRATEGY - CLASS R1
  BAND 125
    2012                                                  $  1.35                           $  1.52
    2011                                                     1.44                              1.35
    2010                                                     1.28                              1.44
    2009                                                     1.00                              1.28

RUSSELL LIFEPOINTS GROWTH STRATEGY - CLASS R3
  BAND 125
    2012                                                  $  1.24                           $  1.39
    2011                                                     1.33                              1.24
    2010                                                     0.93                              1.33
    2009                                                     1.48                              1.18
    2008                                                     1.40                              0.93
    2007                                                     1.23                              1.48

  BAND 100
    2012                                                  $  1.26                           $  1.42
    2011                                                     1.35                              1.26
    2010                                                     1.20                              1.35
    2009                                                     0.94                              1.20
    2008                                                     1.49                              0.94
    2007                                                     1.41                              1.49
    2006                                                     1.24                              1.41

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 100
    2012                                                         18
    2011                                                          0
    2010                                                     17,762
    2009                                                     13,428
    2008                                                      8,048
    2007                                                      4,332
    2006                                                      1,462

  BAND 50
    2012                                                    152,303
    2011                                                    109,599
    2010                                                     95,936
    2009                                                     65,770
    2008                                                     54,653
    2007                                                     30,865
    2006                                                     22,258

  BAND 0
    2012                                                    596,123
    2011                                                    655,879
    2010                                                    564,669
    2009                                                    498,307
    2008                                                    352,872
    2007                                                    288,610

RUSSELL LIFEPOINTS GROWTH STRATEGY - CLASS R1
  BAND 125
    2012                                                  2,112,934
    2011                                                  2,186,891
    2010                                                  2,130,870
    2009                                                  1,632,635

RUSSELL LIFEPOINTS GROWTH STRATEGY - CLASS R3
  BAND 125
    2012                                                  5,204,747
    2011                                                  4,912,708
    2010                                                  4,777,844
    2009                                                  4,296,854
    2008                                                  2,986,069
    2007                                                  1,352,927

  BAND 100
    2012                                                     29,612
    2011                                                     12,042
    2010                                                      7,266
    2009                                                      6,441
    2008                                                     26,684
    2007                                                     22,273
    2006                                                     17,887

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                   $  1.31                           $  1.48
    2011                                                      1.40                              1.31
    2010                                                      1.23                              1.40
    2009                                                      0.97                              1.23
    2008                                                      1.52                              0.97
    2007                                                      1.43                              1.52
    2006                                                      1.25                              1.43

  BAND 0
    2012                                                   $  1.36                           $  1.54
    2011                                                      1.44                              1.36
    2010                                                      1.27                              1.44
    2009                                                      0.99                              1.27
    2008                                                      1.55                              0.99
    2007                                                      1.45                              1.55

RUSSELL LIFEPOINTS IN RETIREMENT FUND - CLASS R1
  BAND 125
    2012                                                   $  1.00                           $  1.08
    2011                                                      1.00 (10/29/10)                   1.00

RUSSELL LIFEPOINTS IN RETIREMENT FUND - CLASS R3
  BAND 125
    2012                                                   $  0.99                           $  1.07
    2011                                                      1.00 (10/29/10)                   0.99

  BAND 0
    2012                                                   $  1.00                           $  1.10
    2011                                                      1.00 (10/29/10)                   1.00

RUSSELL LIFEPOINTS MODERATE STRATEGY - CLASS R1
  BAND 125
    2012                                                   $  1.36                           $  1.48
    2011                                                      1.37                              1.36
    2010                                                      1.23                              1.37
    2009                                                      1.00                              1.23

RUSSELL LIFEPOINTS MODERATE STRATEGY - CLASS R3
  BAND 125
    2012                                                   $  1.26                           $  1.37
    2011                                                      1.28                              1.26
    2010                                                      1.16                              1.28
    2009                                                      0.95                              1.16
    2008                                                      1.26                              0.95
    2007                                                      1.20                              1.26
    2006                                                      1.11                              1.20

  BAND 100
    2012                                                   $  1.29                           $  1.40

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                     385,295
    2011                                                     412,926
    2010                                                     403,473
    2009                                                     357,581
    2008                                                     309,263
    2007                                                     261,629
    2006                                                     216,325

  BAND 0
    2012                                                     314,098
    2011                                                     306,558
    2010                                                     313,806
    2009                                                     294,218
    2008                                                     227,933
    2007                                                     203,836

RUSSELL LIFEPOINTS IN RETIREMENT FUND - CLASS R1
  BAND 125
    2012                                                   4,124,199
    2011                                                   4,324,983

RUSSELL LIFEPOINTS IN RETIREMENT FUND - CLASS R3
  BAND 125
    2012                                                   1,896,051
    2011                                                   2,647,916

  BAND 0
    2012                                                           0
    2011                                                      44,926

RUSSELL LIFEPOINTS MODERATE STRATEGY - CLASS R1
  BAND 125
    2012                                                   4,654,285
    2011                                                   4,969,510
    2010                                                   5,032,536
    2009                                                   4,922,739

RUSSELL LIFEPOINTS MODERATE STRATEGY - CLASS R3
  BAND 125
    2012                                                   3,317,427
    2011                                                   3,292,482
    2010                                                   2,906,257
    2009                                                   1,974,643
    2008                                                   2,021,551
    2007                                                   1,304,338
    2006                                                   1,118,537

  BAND 100
    2012                                                          72

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                  $  1.34                          $  1.47
    2011                                                     1.35                             1.34
    2010                                                     1.21                             1.35
    2009                                                     0.98                             1.21
    2008                                                     1.30                             0.98
    2007                                                     1.23                             1.30

  BAND 0
    2012                                                  $  1.39                          $  1.53
    2011                                                     1.39                             1.39
    2010                                                     1.24                             1.39
    2009                                                     1.01                             1.24
    2008                                                     1.32                             1.01
    2007                                                     1.24                             1.32

RUSSELL SHORT DURATION BOND FUND - S CLASS
  BAND 125
    2012                                                  $  1.17                          $  1.22
    2011                                                     1.17                             1.17

RUSSELL U.S. CORE EQUITY FUND - S CLASS
  BAND 125
    2012                                                  $  1.40                          $  1.60
    2011                                                     1.46                             1.40
    2010                                                     1.28                             1.46
    2009                                                     1.00                             1.28

RUSSELL U.S. DEFENSIVE EQUITY FUND
  BAND 125
    2012                                                  $  1.40                          $  1.54
    2011                                                     1.36                             1.40

STATE STREET EQUITY INDEX 500 - CLASS A
  BAND 125
    2012                                                  $  3.09                          $  3.54
    2011                                                     3.08                             3.09
    2010                                                     2.71                             3.08
    2009                                                     2.18                             2.71
    2008                                                     3.49                             2.18
    2007                                                     3.36                             3.49
    2006                                                     2.94                             3.36
    2005                                                     2.84                             2.94
    2004                                                     2.60                             2.84
    2003                                                     2.05                             2.60
    2002                                                     2.68                             2.05

  BAND 25
    2012                                                  $  3.36                          $  3.88
    2011                                                     3.31                             3.36
    2010                                                     2.89                             3.31
    2009                                                     2.29                             2.89
    2008                                                     3.64                             2.29

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 50
    2012                                                    189,533
    2011                                                    202,314
    2010                                                    178,288
    2009                                                    233,571
    2008                                                    204,372
    2007                                                    266,396

  BAND 0
    2012                                                     71,563
    2011                                                     70,705
    2010                                                     72,626
    2009                                                    212,459
    2008                                                    193,024
    2007                                                    136,255

RUSSELL SHORT DURATION BOND FUND - S CLASS
  BAND 125
    2012                                                        501
    2011                                                        152

RUSSELL U.S. CORE EQUITY FUND - S CLASS
  BAND 125
    2012                                                    100,558
    2011                                                    108,122
    2010                                                    117,536
    2009                                                    127,289

RUSSELL U.S. DEFENSIVE EQUITY FUND
  BAND 125
    2012                                                        173
    2011                                                         84

STATE STREET EQUITY INDEX 500 - CLASS A
  BAND 125
    2012                                                 43,175,593
    2011                                                 50,117,530
    2010                                                 51,291,297
    2009                                                 51,231,917
    2008                                                 50,845,463
    2007                                                 55,174,503
    2006                                                 61,505,096
    2005                                                 66,509,154
    2004                                                 70,497,847
    2003                                                 69,924,821
    2002                                                 66,528,028

  BAND 25
    2012                                                          0
    2011                                                          0
    2010                                                    278,361
    2009                                                    231,250
    2008                                                    169,224

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  3.43                           $  3.97
    2011                                                     3.37                              3.43
    2010                                                     2.93                              3.37

STATE STREET EQUITY INDEX 500 - CLASS R
  BAND 125
    2012                                                  $  1.07                           $  1.21
    2011                                                     1.06                              1.07
    2010                                                     0.94                              1.06
    2009                                                     0.76                              0.94
    2008                                                     1.23                              0.76
    2007                                                     1.18                              1.23
    2006                                                     1.04                              1.18

  BAND 100
    2012                                                  $  1.08                           $  1.24
    2011                                                     1.08                              1.08
    2010                                                     0.95                              1.08
    2009                                                     0.77                              0.95
    2008                                                     1.23                              0.77
    2007                                                     1.19                              1.23
    2006                                                     1.04                              1.19

  BAND 50
    2012                                                  $  1.12                           $  1.28
    2011                                                     1.11                              1.12
    2010                                                     0.98                              1.11
    2009                                                     0.78                              0.98
    2008                                                     1.25                              0.78
    2007                                                     1.20                              1.25
    2006                                                     1.05                              1.20

  BAND 0
    2012                                                  $  1.16                           $  1.33
    2011                                                     1.14                              1.16
    2010                                                     1.00                              1.14
    2009                                                     0.79                              1.00
    2008                                                     1.27                              0.79
    2007                                                     1.21                              1.27
    2006                                                     1.05                              1.21
    2005                                                     1.00 (06/03/05)                   1.05

T. ROWE PRICE BLUE CHIP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.32                           $  1.54
    2011                                                     1.33                              1.32
    2010                                                     1.16                              1.33
    2009                                                     0.83                              1.16
    2008                                                     1.46                              0.83
    2007                                                     1.32                              1.46
    2006                                                     1.22                              1.32
    2005                                                     1.17                              1.22

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  3,309,201
    2011                                                    510,836
    2010                                                    554,848

STATE STREET EQUITY INDEX 500 - CLASS R
  BAND 125
    2012                                                 14,331,536
    2011                                                 11,886,204
    2010                                                 10,242,978
    2009                                                  8,423,461
    2008                                                  4,802,516
    2007                                                  3,047,852
    2006                                                  1,046,510

  BAND 100
    2012                                                     61,519
    2011                                                     46,210
    2010                                                     40,030
    2009                                                     47,648
    2008                                                     30,528
    2007                                                     50,794
    2006                                                     65,291

  BAND 50
    2012                                                  1,174,782
    2011                                                  1,126,195
    2010                                                  1,001,427
    2009                                                    700,949
    2008                                                    826,395
    2007                                                    895,967
    2006                                                    861,397

  BAND 0
    2012                                                  1,803,186
    2011                                                  1,605,518
    2010                                                  1,570,803
    2009                                                  1,063,860
    2008                                                    826,531
    2007                                                    789,899
    2006                                                    627,105
    2005                                                    100,014

T. ROWE PRICE BLUE CHIP GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                  1,626,075
    2011                                                    874,061
    2010                                                    739,675
    2009                                                    587,387
    2008                                                    455,034
    2007                                                    450,140
    2006                                                    355,842
    2005                                                     32,347

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.47                           $  1.73
    2011                                                     1.45                              1.47
    2010                                                     1.25                              1.45
    2009                                                     0.88                              1.25
    2008                                                     1.55                              0.88
    2007                                                     1.37                              1.55
    2006                                                     1.26                              1.37

T. ROWE PRICE EQUITY INCOME PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                  $  2.95                           $  3.41
    2011                                                     3.01                              2.95
    2010                                                     2.65                              3.01
    2009                                                     2.14                              2.65
    2008                                                     3.38                              2.14
    2007                                                     3.32                              3.38
    2006                                                     2.82                              3.32
    2005                                                     2.75                              2.82
    2004                                                     2.43                              2.75
    2003                                                     1.96                              2.43
    2002                                                     2.28                              1.96

T. ROWE PRICE EQUITY INCOME PORTFOLIO - R CLASS
  BAND 125
    2012                                                  $  1.51                           $  1.74
    2011                                                     1.55                              1.51
    2010                                                     1.37                              1.55
    2009                                                     1.11                              1.37
    2008                                                     1.75                              1.11
    2007                                                     1.73                              1.75
    2006                                                     1.49                              1.73

  BAND 50
    2012                                                  $  1.60                           $  1.86
    2011                                                     1.63                              1.60
    2010                                                     1.43                              1.63
    2009                                                     1.15                              1.43
    2008                                                     1.81                              1.15
    2007                                                     1.77                              1.81
    2006                                                     1.33                              1.77

  BAND 0
    2012                                                  $  1.68                           $  1.96
    2011                                                     1.70                              1.68
    2010                                                     1.49                              1.70
    2009                                                     1.19                              1.49
    2008                                                     1.86                              1.19
    2007                                                     1.81                              1.86
    2006                                                     1.53                              1.81
    2005                                                     1.47                              1.53
    2004                                                     1.27                              1.47

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    188,368
    2011                                                    147,101
    2010                                                    182,830
    2009                                                    183,794
    2008                                                     53,548
    2007                                                     25,226
    2006                                                     17,751

T. ROWE PRICE EQUITY INCOME PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2012                                                 29,358,266
    2011                                                 31,555,227
    2010                                                 31,287,671
    2009                                                 30,736,636
    2008                                                 31,607,191
    2007                                                 32,632,988
    2006                                                 34,271,106
    2005                                                 32,074,795
    2004                                                 30,909,884
    2003                                                 27,583,106
    2002                                                 25,659,444

T. ROWE PRICE EQUITY INCOME PORTFOLIO - R CLASS
  BAND 125
    2012                                                  5,766,382
    2011                                                  5,426,626
    2010                                                  4,656,607
    2009                                                  3,502,146
    2008                                                  2,831,166
    2007                                                  2,777,628
    2006                                                  2,311,570

  BAND 50
    2012                                                    520,495
    2011                                                    532,365
    2010                                                    531,099
    2009                                                    438,712
    2008                                                    375,331
    2007                                                    357,456
    2006                                                    334,595

  BAND 0
    2012                                                    535,628
    2011                                                    435.757
    2010                                                    398,240
    2009                                                    199,762
    2008                                                    183,707
    2007                                                    428,387
    2006                                                     75,257
    2005                                                    906,125
    2004                                                     88,880

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EUROPEAN STOCK PORTFOLIO - NO LOAD
  BAND 125
    2012                                                  $  1.34                           $ 1.63
    2011                                                     1.50                             1.34
    2010                                                     1.40                             1.50
    2009                                                     1.05                             1.40
    2008                                                     1.88                             1.05
    2007                                                     1.65                             1.88
    2006                                                     1.27                             1.65
    2005                                                     1.18                             1.27
    2004                                                     1.03                             1.18
    2003                                                     0.76                             1.03

T. ROWE PRICE GROWTH STOCK FUND - CLASS ADVISOR
  BAND 125
    2012                                                  $  0.92                           $ 1.07
    2011                                                     0.94                             0.92
    2010                                                     0.81                             0.94
    2009                                                     0.58                             0.81
    2008                                                     1.01                             0.58
    2007                                                     1.00 (05/24/07)                  1.01

T. ROWE PRICE GROWTH STOCK FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.54                           $ 1.81
    2011                                                     1.59                             1.54
    2010                                                     1.38                             1.59
    2009                                                     0.98                             1.38
    2008                                                     1.73                             0.98
    2007                                                     1.59                             1.73
    2006                                                     1.44                             1.59

  BAND 100
    2012                                                  $  1.58                           $ 1.85
    2011                                                     1.62                             1.58
    2010                                                     1.40                             1.62
    2009                                                     0.99                             1.40
    2008                                                     1.75                             0.99
    2007                                                     1.61                             1.75

  BAND 50
    2012                                                  $  1.64                           $ 1.93
    2011                                                     1.68                             1.64
    2010                                                     1.45                             1.68

  BAND 0
    2012                                                  $  1.73                           $ 2.05
    2011                                                     1.76                             1.73
    2010                                                     1.51                             1.76
    2009                                                     1.06                             1.51
    2008                                                     1.84                             1.06
    2007                                                     1.68                             1.84
    2006                                                     1.48                             1.68
    2005                                                     1.36                             1.48
    2004                                                     1.25                             1.36

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EUROPEAN STOCK PORTFOLIO - NO LOAD
  BAND 125
    2012                                                    147,414
    2011                                                    165,127
    2010                                                    158,801
    2009                                                    139,222
    2008                                                    134,583
    2007                                                    118,471
    2006                                                    103,995
    2005                                                    111,311
    2004                                                     77,610
    2003                                                     39,113

T. ROWE PRICE GROWTH STOCK FUND - CLASS ADVISOR
  BAND 125
    2012                                                 48,546,763
    2011                                                 42,190,123
    2010                                                 45,132,742
    2009                                                 44,304,026
    2008                                                 41,058,680
    2007                                                 41,491,305

T. ROWE PRICE GROWTH STOCK FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  4,264,277
    2011                                                  4,082,195
    2010                                                  3,852,858
    2009                                                  3,944,711
    2008                                                  3,159,609
    2007                                                  2,989,654
    2006                                                 19,906,624

  BAND 100
    2012                                                    122,679
    2011                                                    109,927
    2010                                                     95,615
    2009                                                     20,297
    2008                                                     12,089
    2007                                                      3,632

  BAND 50
    2012                                                     24,109
    2011                                                     30,150
    2010                                                     42,627

  BAND 0
    2012                                                    161,642
    2011                                                    142,187
    2010                                                    113,697
    2009                                                    113,454
    2008                                                     88,934
    2007                                                     76,401
    2006                                                     63,112
    2005                                                  3,399,338
    2004                                                    542,634

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - ADVISOR CLASS
  BAND 125
    2012                                                  $  0.68                          $  0.77
    2011                                                     0.77                             0.68
    2010                                                     0.71                             0.77
    2009                                                     0.54                             0.71
    2008                                                     0.99                             0.54
    2007                                                     1.00 (05/24/07)                  0.99

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.80                          $  2.04
    2011                                                     2.06                             1.80
    2010                                                     1.89                             2.06
    2009                                                     1.43                             1.89
    2008                                                     2.64                             1.43
    2007                                                     2.47                             2.64
    2006                                                     1.94                             2.47
    2005                                                     1.70                             1.94
    2004                                                     1.40                             1.70
    2003                                                     1.00 (05/01/03)                  1.40

  BAND 100
    2012                                                  $  1.84                          $  2.09
    2011                                                     2.09                             1.84
    2010                                                     1.92                             2.09
    2009                                                     1.45                             1.92
    2008                                                     2.67                             1.45
    2007                                                     2.62                             2.67

T. ROWE PRICE INTERNATIONAL STOCK - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.40                          $  1.63
    2011                                                     1.62                             1.40
    2010                                                     1.44                             1.62
    2009                                                     0.96                             1.44
    2008                                                     1.89                             0.96
    2007                                                     1.69                             1.89
    2006                                                     1.44                             1.69
    2005                                                     1.26                             1.44

T. ROWE PRICE MID-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  2.22                          $  2.48
    2011                                                     2.28                             2.22
    2010                                                     1.82                             2.28
    2009                                                     1.27                             1.82
    2008                                                     2.14                             1.27
    2007                                                     1.85                             2.14
    2006                                                     1.76                             1.85
    2005                                                     1.56                             1.76
    2004                                                     1.34                             1.56

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - ADVISOR CLASS
  BAND 125
    2012                                                 12,882,601
    2011                                                 12,937,832
    2010                                                 12,584,870
    2009                                                 17,713,993
    2008                                                 15,573,207
    2007                                                 15,725,907

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                    950,455
    2011                                                    865,689
    2010                                                    849,990
    2009                                                    979,529
    2008                                                    966,118
    2007                                                    852,748
    2006                                                  4,854,778
    2005                                                    705,104
    2004                                                    109,440
    2003                                                      9,120

  BAND 100
    2012                                                     58,259
    2011                                                     55,629
    2010                                                     48,425
    2009                                                     23,053
    2008                                                     18,177
    2007                                                      5,168

T. ROWE PRICE INTERNATIONAL STOCK - RETIREMENT CLASS
  BAND 125
    2012                                                    309,233
    2011                                                    193,069
    2010                                                    194,558
    2009                                                    275,610
    2008                                                    191,202
    2007                                                    161,954
    2006                                                     70,847
    2005                                                        339

T. ROWE PRICE MID-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
    2012                                                  1,278,093
    2011                                                  1,190,498
    2010                                                    909,111
    2009                                                    210,325
    2008                                                          0
    2007                                                  1,200,334
    2006                                                  1,149,987
    2005                                                    805,493
    2004                                                    374,710

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  2.48                           $ 2.82
    2011                                                     2.53                             2.48
    2010                                                     1.98                             2.53

T. ROWE PRICE RETIREMENT 2005 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.00                           $ 1.07

T. ROWE PRICE RETIREMENT 2005 - R CLASS
  BAND 125
    2012                                                  $  1.00                           $ 1.07

T. ROWE PRICE RETIREMENT 2010 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.00                           $ 1.08

T. ROWE PRICE RETIREMENT 2010 - R CLASS
  BAND 125
    2012                                                  $  1.00                           $ 1.08

T. ROWE PRICE RETIREMENT 2015 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.02                           $ 1.14
    2011                                                     1.04                             1.02

T. ROWE PRICE RETIREMENT 2015 - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.02                           $ 1.14
    2011                                                     1.04                             1.02

  BAND 0
    2012                                                  $  1.03                           $ 1.17
    2011                                                     1.04                             1.03

T. ROWE PRICE RETIREMENT 2020 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.02                           $ 1.15
    2011                                                     1.05                             1.02
    2010                                                     1.00 (10/29/10)                  1.05

T. ROWE PRICE RETIREMENT 2020 - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.15
    2011                                                     1.04                             1.01

  BAND 0
    2012                                                  $  1.03                           $ 1.18
    2011                                                     1.05                             1.03

T. ROWE PRICE RETIREMENT 2025 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.16
    2011                                                     1.05                             1.01

T. ROWE PRICE RETIREMENT 2025 - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.15
    2011                                                     1.06                             1.01

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    385,526
    2011                                                    382,941
    2010                                                    302,345

T. ROWE PRICE RETIREMENT 2005 - ADVISOR CLASS
  BAND 125
    2012                                                      1,435

T. ROWE PRICE RETIREMENT 2005 - R CLASS
  BAND 125
    2012                                                    351,458

T. ROWE PRICE RETIREMENT 2010 - ADVISOR CLASS
  BAND 125
    2012                                                    106,998

T. ROWE PRICE RETIREMENT 2010 - R CLASS
  BAND 125
    2012                                                    171,257

T. ROWE PRICE RETIREMENT 2015 - ADVISOR CLASS
  BAND 125
    2012                                                  3,257,875
    2011                                                  2,879,309

T. ROWE PRICE RETIREMENT 2015 - RETIREMENT CLASS
  BAND 125
    2012                                                  3,983,612
    2011                                                    939,585

  BAND 0
    2012                                                    146,187
    2011                                                    138,383

T. ROWE PRICE RETIREMENT 2020 - ADVISOR CLASS
  BAND 125
    2012                                                  2,877,567
    2011                                                  2,173,654
    2010                                                     42,981

T. ROWE PRICE RETIREMENT 2020 - RETIREMENT CLASS
  BAND 125
    2012                                                  7,204,662
    2011                                                  1,337,962

  BAND 0
    2012                                                    648,559
    2011                                                    555,971

T. ROWE PRICE RETIREMENT 2025 - ADVISOR CLASS
  BAND 125
    2012                                                  1,350,066
    2011                                                    735,599

T. ROWE PRICE RETIREMENT 2025 - RETIREMENT CLASS
  BAND 125
    2012                                                  3,701,813
    2011                                                    836,175

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                  $  1.03                           $ 1.18
    2011                                                     1.06                             1.03

T. ROWE PRICE RETIREMENT 2030 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.16
    2011                                                     1.06                             1.01
    2010                                                     1.00 (10/29/10)                  1.06

T. ROWE PRICE RETIREMENT 2030 - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.16
    2011                                                     1.05                             1.01

  BAND 0
    2012                                                  $  1.02                           $ 1.19
    2011                                                     1.06                             1.02

T. ROWE PRICE RETIREMENT 2035 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.17
    2011                                                     1.06                             1.01

T. ROWE PRICE RETIREMENT 2035 - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.16
    2011                                                     1.06                             1.01

  BAND 0
    2012                                                  $  1.02                           $ 1.19
    2011                                                     1.06                             1.02

T. ROWE PRICE RETIREMENT 2040 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.17
    2011                                                     1.06                             1.01
    2010                                                     1.00 (10/29/10)                  1.06

T. ROWE PRICE RETIREMENT 2040 - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.00                           $ 1.16
    2011                                                     1.06                             1.00

  BAND 0
    2012                                                  $  1.02                           $ 1.19
    2011                                                     1.06                             1.02

T. ROWE PRICE RETIREMENT 2045 - ADVISOR CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.17
    2011                                                     1.06                             1.01

T. ROWE PRICE RETIREMENT 2045 - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.01                           $ 1.16
    2011                                                     1.06                             1.01

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                    199,170
    2011                                                    188,993

T. ROWE PRICE RETIREMENT 2030 - ADVISOR CLASS
  BAND 125
    2012                                                  3,745,681
    2011                                                  2,960,689
    2010                                                      5,541

T. ROWE PRICE RETIREMENT 2030 - RETIREMENT CLASS
  BAND 125
    2012                                                  4,801,793
    2011                                                  1,092,288

  BAND 0
    2012                                                    281,713
    2011                                                    287,180

T. ROWE PRICE RETIREMENT 2035 - ADVISOR CLASS
  BAND 125
    2012                                                  1,621,685
    2011                                                  1,226,877

T. ROWE PRICE RETIREMENT 2035 - RETIREMENT CLASS
  BAND 125
    2012                                                  3,233,079
    2011                                                    530,152

  BAND 0
    2012                                                    223,028
    2011                                                     230192

T. ROWE PRICE RETIREMENT 2040 - ADVISOR CLASS
  BAND 125
    2012                                                  2,107,760
    2011                                                  1,459,824
    2010                                                      4,265

T. ROWE PRICE RETIREMENT 2040 - RETIREMENT CLASS
  BAND 125
    2012                                                  3,111,107
    2011                                                    798,303

  BAND 0
    2012                                                    177,950
    2011                                                    196,544

T. ROWE PRICE RETIREMENT 2045 - ADVISOR CLASS
  BAND 125
    2012                                                    637,869
    2011                                                    405,885

T. ROWE PRICE RETIREMENT 2045 - RETIREMENT CLASS
  BAND 125
    2012                                                  1,480,996
    2011                                                    359,226

                                                                                      ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                 $  1.02                           $ 1.19
    2011                                                    1.06                             1.02

T. ROWE PRICE RETIREMENT 2050 - ADVISOR CLASS
  BAND 125
    2012                                                 $  1.01                           $ 1.17
    2011                                                    1.06                             1.01

T. ROWE PRICE RETIREMENT 2050 - RETIREMENT CLASS
  BAND 125
    2012                                                 $  1.00                           $ 1.16
    2011                                                    1.06                             1.00

  BAND 0
    2012                                                 $  1.02                           $ 1.19
    2011                                                    1.06                             1.02

T. ROWE PRICE RETIREMENT 2055 - ADVISOR CLASS
  BAND 125
    2012                                                 $  1.01                           $ 1.17
    2011                                                    1.06                             1.01

T. ROWE PRICE RETIREMENT 2055 - RETIREMENT CLASS
  BAND 125
    2012                                                 $  1.01                           $ 1.16
    2011                                                    1.06                             1.01

  BAND 0
    2012                                                 $  1.02                           $ 1.19
    2011                                                    1.06                             1.02

T. ROWE PRICE RETIREMENT INCOME - ADVISOR CLASS
  BAND 125
    2012                                                 $  1.02                           $ 1.11
    2011                                                    1.02                             1.02

T. ROWE PRICE RETIREMENT INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                 $  1.02                           $ 1.10
    2011                                                    1.02                             1.02

  BAND 0
    2012                                                 $  1.03                           $ 1.13

T. ROWE PRICE MID-CAP VALUE - CLASS ADVISOR
  BAND 125
    2012                                                 $  0.91                           $ 1.07
    2011                                                    0.97                             0.91
    2010                                                    0.85                             0.97
    2009                                                    0.59                             0.85
    2008                                                    0.99                             0.59
    2007                                                    1.00 (05/24/07)                  0.99

  BAND 0
    2012                                                 $  0.97                           $ 1.15
    2011                                                    1.02                             0.97
    2010                                                     .88                             1.02

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 0
    2012                                                     98,531
    2011                                                     78,030

T. ROWE PRICE RETIREMENT 2050 - ADVISOR CLASS
  BAND 125
    2012                                                    365,394
    2011                                                    103,905

T. ROWE PRICE RETIREMENT 2050 - RETIREMENT CLASS
  BAND 125
    2012                                                  1,375,501
    2011                                                    259,489

  BAND 0
    2012                                                     92,022
    2011                                                     56,217

T. ROWE PRICE RETIREMENT 2055 - ADVISOR CLASS
  BAND 125
    2012                                                     31,245
    2011                                                     11,259

T. ROWE PRICE RETIREMENT 2055 - RETIREMENT CLASS
  BAND 125
    2012                                                    221,448
    2011                                                     47,139

  BAND 0
    2012                                                      7,650
    2011                                                        203

T. ROWE PRICE RETIREMENT INCOME - ADVISOR CLASS
  BAND 125
    2012                                                     90,739
    2011                                                     94,381

T. ROWE PRICE RETIREMENT INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                  1,510,576
    2011                                                    350,527

  BAND 0
    2012                                                     49,622

T. ROWE PRICE MID-CAP VALUE - CLASS ADVISOR
  BAND 125
    2012                                                    716,476
    2011                                                    620,518
    2010                                                    673,974
    2009                                                    456,958
    2008                                                    490,124
    2007                                                    540,258

  BAND 0
    2012                                                    917,609
    2011                                                    856,219
    2010                                                    778,222

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                  $  2.04                          $  2.40
    2011                                                     2.18                             2.04
    2010                                                     1.91                             2.18
    2009                                                     1.32                             1.91
    2008                                                     2.06                             1.32
    2007                                                     2.08                             2.06
    2006                                                     1.76                             2.08
    2005                                                     1.66                             1.76
    2004                                                     1.40                             1.66
    2003                                                     1.00 (05/01/03)                  1.40

  BAND 0
    2012                                                  $  2.30                          $  2.73
    2011                                                     2.43                             2.30
    2010                                                     2.09                             2.43

TEMPLETON FOREIGN - CLASS A
  BAND 125
    2012                                                  $  0.78                          $  0.91
    2011                                                     0.91                             0.78
    2010                                                     0.85                             0.91
    2009                                                     0.57                             0.85
    2008                                                     1.07                             0.57
    2007                                                     1.00 (05/24/07)                  1.07

TEMPLETON FOREIGN - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.37                          $  1.60
    2011                                                     1.59                             1.37
    2010                                                     1.49                             1.59
    2009                                                     1.01                             1.49
    2008                                                     1.90                             1.01
    2007                                                     1.65                             1.90
    2006                                                     1.40                             1.65
    2005                                                     1.28                             1.40
    2004                                                     1.12                             1.28

  BAND 0
    2012                                                  $  1.52                          $  1.80
    2011                                                     1.75                             1.52
    2010                                                     1.00                             1.75

TEMPLETON GLOBAL BOND - CLASS A
  BAND 125
    2012                                                  $  0.98                          $  1.12
    2011                                                     1.01                             0.98

  BAND 0
    2012                                                  $  0.99                          $  1.15

TEMPLETON GLOBAL BOND - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.97                          $  1.11
    2011                                                     1.01                             0.97

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP VALUE - RETIREMENT CLASS
  BAND 125
    2012                                                    950,064
    2011                                                  1,000,705
    2010                                                    941,679
    2009                                                    736,143
    2008                                                    583,603
    2007                                                    551,593
    2006                                                    814,235
    2005                                                    686,738
    2004                                                    490,289
    2003                                                        936

  BAND 0
    2012                                                     17,538
    2011                                                     19,615
    2010                                                     22,033

TEMPLETON FOREIGN - CLASS A
  BAND 125
    2012                                                    993,434
    2011                                                    897,945
    2010                                                    572,657
    2009                                                    599,494
    2008                                                    211,981
    2007                                                    188,000

TEMPLETON FOREIGN - RETIREMENT CLASS
  BAND 125
    2012                                                    838,492
    2011                                                    686,983
    2010                                                    706,504
    2009                                                    633,679
    2008                                                    555,568
    2007                                                    461,645
    2006                                                    474,067
    2005                                                    311,866
    2004                                                    158,226

  BAND 0
    2012                                                      6,071
    2011                                                      5,554
    2010                                                      2,026

TEMPLETON GLOBAL BOND - CLASS A
  BAND 125
    2012                                                  1,855,717
    2011                                                    252,519

  BAND 0
    2012                                                    757,860

TEMPLETON GLOBAL BOND - RETIREMENT CLASS
  BAND 125
    2012                                                    401,129
    2011                                                    112,685

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH - CLASS A
  BAND 125
    2012                                                  $  0.68                          $  0.81
    2011                                                     0.73                             0.68
    2010                                                     0.69                             0.73
    2009                                                     0.53                             0.69
    2008                                                     0.95                             0.53
    2007                                                     1.00 (05/24/07)                  0.95

TEMPLETON GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.16                          $  1.39
    2011                                                     1.26                             1.16
    2010                                                     1.19                             1.26
    2009                                                     0.92                             1.19
    2008                                                     1.66                             0.92
    2007                                                     1.65                             1.66
    2006                                                     1.37                             1.65
    2005                                                     1.29                             1.37
    2004                                                     1.12                             1.29

  BAND 0
    2012                                                  $  1.29                          $  1.56
    2011                                                     1.38                             1.29
    2010                                                     1.29                             1.38
    2009                                                     0.99                             1.29
    2008                                                     1.75                             0.99

THORNBURG CORE GROWTH - CLASS R3
  BAND 125
    2012                                                  $  1.19                          $  1.42
    2011                                                     1.19                             1.19
    2010                                                     1.09                             1.19
    2009                                                     0.76                             1.09
    2008                                                     1.58                             0.76
    2007                                                     1.43                             1.58
    2006                                                     1.23                             1.43
    2005                                                     1.02                             1.23

  BAND 100
    2012                                                  $  1.21                          $  1.45

  BAND 0
    2012                                                  $  1.30                          $  1.57
    2011                                                     1.28                             1.30
    2010                                                     1.17                             1.28
    2009                                                     0.80                             1.17
    2008                                                     1.64                             0.80
    2007                                                     1.47                             1.64

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH - CLASS A
  BAND 125
    2012                                                    897,281
    2011                                                  1,040,993
    2010                                                  1,122,428
    2009                                                  2,260,057
    2008                                                  3,969,026
    2007                                                  8,454,516

TEMPLETON GROWTH - RETIREMENT CLASS
  BAND 125
    2012                                                    989,115
    2011                                                  1,184,158
    2010                                                  1,321,604
    2009                                                  1,586,280
    2008                                                  1,421,025
    2007                                                  1,648,502
    2006                                                  6,063,287
    2005                                                  2,545,865
    2004                                                    259,477

  BAND 0
    2012                                                     12,329
    2011                                                     10,714
    2010                                                    155,262
    2009                                                    140.218
    2008                                                    122,770

THORNBURG CORE GROWTH - CLASS R3
  BAND 125
    2012                                                    574,576
    2011                                                  1,136,037
    2010                                                  1,748,703
    2009                                                  2,122,941
    2008                                                  1,885,904
    2007                                                  1,565,277
    2006                                                  3,696,961
    2005                                                    316,462

  BAND 100
    2012                                                        635

  BAND 0
    2012                                                     11,160
    2011                                                      9,008
    2010                                                     19,924
    2009                                                     14,492
    2008                                                    177,751
    2007                                                    207,040

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
THORNBURG CORE GROWTH - CLASS R5
  BAND 125
    2012                                                   $  0.79                           $  0.95
    2011                                                      0.78                              0.79
    2010                                                      0.72                              0.78
    2009                                                      0.50                              0.72
    2008                                                      1.02                              0.50
    2007                                                      1.00 (05/24/07)                   1.02

THORNBURG INTERNATIONAL VALUE - CLASS R3
  BAND 125
    2012                                                   $  1.35                           $  1.53
    2011                                                      1.58                              1.35
    2010                                                      1.40                              1.58
    2009                                                      1.08                              1.40
    2008                                                      1.89                              1.08
    2007                                                      1.50                              1.89
    2006                                                      1.24                              1.50

  BAND 100
    2012                                                   $  1.37                           $  1.56
    2011                                                      1.60                              1.37
    2010                                                      1.42                              1.60
    2009                                                      1.10                              1.42
    2008                                                      1.91                              1.10
    2007                                                      1.51                              1.91
    2006                                                      1.24                              1.51

  BAND 50
    2012                                                   $  1.42                           $  1.63
    2011                                                      1.65                              1.42
    2010                                                      1.00                              1.65

  BAND 0
    2012                                                   $  1.47                           $  1.69
    2011                                                      1.70                              1.47
    2010                                                      1.50                              1.70
    2009                                                      1.14                              1.50
    2008                                                      1.96                              1.14
    2007                                                      1.54                              1.96
    2006                                                      1.23                              1.54
    2005                                                      1.05                              1.23

THORNBURG INTERNATIONAL VALUE - CLASS R5
  BAND 125
    2012                                                   $  0.83                           $  0.95
    2011                                                      0.96                              0.83
    2010                                                      0.86                              0.96
    2009                                                      0.66                              0.86
    2008                                                      1.14                              0.66
    2007                                                      1.00 (05/24/07)                   1.14

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
THORNBURG CORE GROWTH - CLASS R5
  BAND 125
    2012                                                    1,347,806
    2011                                                    5,363,789
    2010                                                    8,530,808
    2009                                                   10,694,351
    2008                                                   10,171,492
    2007                                                    7,443,147

THORNBURG INTERNATIONAL VALUE - CLASS R3
  BAND 125
    2012                                                    5,856,046
    2011                                                    6,055,133
    2010                                                    5,036,486
    2009                                                    3,967,180
    2008                                                    3,190,732
    2007                                                    2,027,013
    2006                                                    3,123,096

  BAND 100
    2012                                                      110,558
    2011                                                      104,945
    2010                                                       92,174
    2009                                                      102,988
    2008                                                       71,819
    2007                                                       42,858
    2006                                                       43,364

  BAND 50
    2012                                                        1,134
    2011                                                        1,391
    2010                                                        1,348

  BAND 0
    2012                                                      367,014
    2011                                                      409,865
    2010                                                      329,319
    2009                                                      255,881
    2008                                                      240,703
    2007                                                      230,708
    2006                                                      199,459
    2005                                                      754,674

THORNBURG INTERNATIONAL VALUE - CLASS R5
  BAND 125
    2012                                                   15,109,730
    2011                                                   15,120,866
    2010                                                   12,711,651
    2009                                                    9,790,206
    2008                                                    9,479,363
    2007                                                   10,108,060

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 25
    2012                                                   $  0.87                           $  1.00
    2011                                                      1.00                              0.87
    2010                                                      0.88                              1.00
    2009                                                      0.67                              0.88
    2008                                                      1.15                              0.67

  BAND 0
    2012                                                   $  0.88                           $  1.02
    2011                                                      1.01                              0.88
    2010                                                       .88                              1.01

THORNBURG INVEST INCOME BUILDER - CLASS R3
  BAND 125
    2012                                                   $  1.14                           $  1.25
    2011                                                      1.15                              1.14
    2010                                                      1.00                              1.15

THORNBURG INVEST INCOME BUILDER - R5 CLASS
  BAND 125
    2012                                                   $  1.15                           $  1.27

THORNBURG LIMITED-TERM INCOME - CLASS R3
  BAND 125
    2012                                                   $  1.28                           $  1.36
    2011                                                      1.23                              1.28
    2010                                                      1.17                              1.23
    2009                                                      1.02                              1.17
    2008                                                      1.07                              1.02
    2007                                                      1.02                              1.07
    2006                                                      1.00 (01/01/06)                   1.02

  BAND 100
    2012                                                   $  1.30                           $  1.38
    2011                                                      1.25                              1.30
    2010                                                      1.19                              1.25
    2009                                                      1.03                              1.19
    2008                                                      1.08                              1.03

  BAND 0
    2012                                                   $  1.40                           $  1.50
    2011                                                      1.33                              1.40
    2010                                                      1.00                              1.33

THORNBURG LIMITED-TERM U.S. GOVERNMENT - CLASS R3
  BAND 125
    2012                                                   $  1.21                           $  1.22
    2011                                                      1.18                              1.21
    2010                                                      1.16                              1.18
    2009                                                      1.13                              1.16
    2008                                                      1.07                              1.13
    2007                                                      1.02                              1.07
    2006                                                      1.00 (12/13/04)                   1.02

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
  BAND 25
    2012                                                           0
    2011                                                           -
    2010                                                     837,379
    2009                                                     691,568
    2008                                                     462,111

  BAND 0
    2012                                                     839,937
    2011                                                     814,258
    2010                                                     609,979

THORNBURG INVEST INCOME BUILDER - CLASS R3
  BAND 125
    2012                                                     163,506
    2011                                                     145,521
    2010                                                      18,602

THORNBURG INVEST INCOME BUILDER - R5 CLASS
  BAND 125
    2012                                                       5,449

THORNBURG LIMITED-TERM INCOME - CLASS R3
  BAND 125
    2012                                                   5,362,683
    2011                                                   2,671,637
    2010                                                   2,067,429
    2009                                                   3,430,194
    2008                                                   2,647,722
    2007                                                   2,567,949
    2006                                                     103,089

  BAND 100
    2012                                                       1,170
    2011                                                         906
    2010                                                         602
    2009                                                         298
    2008                                                         621

  BAND 0
    2012                                                     512,947
    2011                                                      93,105
    2010                                                     143,412

THORNBURG LIMITED-TERM U.S. GOVERNMENT - CLASS R3
  BAND 125
    2012                                                     177,746
    2011                                                     193,611
    2010                                                     263,241
    2009                                                     434,400
    2008                                                     353,683
    2007                                                     108,519
    2006                                                       7,215

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
THORNBURG VALUE - CLASS R3
  BAND 125
    2012                                                  $  1.05                          $  1.15
    2011                                                     1.23                             1.05
    2010                                                     1.14                             1.23
    2009                                                     0.79                             1.14
    2008                                                     1.38                             0.79
    2007                                                     1.32                             1.38
    2006                                                     1.10                             1.32

  BAND 0
    2012                                                  $  1.14                          $  1.27
    2011                                                     1.32                             1.14
    2010                                                     1.21                             1.32
    2009                                                     0.84                             1.21
    2008                                                     1.43                              .84
    2007                                                     1.35                             1.43

TIAA-CREF BOND INDEX - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.08                          $  1.11
    2011                                                     1.02                             1.08
    2010                                                     1.00 (05/27/10)                  1.02

TIAA-CREF GROWTH & INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.15                          $  1.32
    2011                                                     1.14                             1.15
    2010                                                     1.02                             1.14

TIAA-CREF INTERNATIONAL EQUITY INDEX - RETIREMENT CLASS
  BAND 125
    2012                                                  $  0.94                          $  1.10
    2011                                                     1.08                             0.94
    2010                                                     1.02                             1.08

TIAA-CREF LARGE CAP GROWTH INDEX - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.19                          $  1.35
    2011                                                     1.17                             1.19

TIAA-CREF LARGE CAP VALUE INDEX - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.14                          $  1.32
    2011                                                     1.15                             1.14
    2010                                                     1.01                             1.15

TIAA-CREF SOCIAL CHOICE EQUITY - RETIREMENT CLASS
  BAND 125
    2012                                                  $  1.15                          $  1.29
    2011                                                     1.16                             1.15
    2010                                                     1.02                             1.16

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
THORNBURG VALUE - CLASS R3
  BAND 125
    2012                                                    890,652
    2011                                                  1,134,316
    2010                                                  1,749,057
    2009                                                  1,226,796
    2008                                                    987,743
    2007                                                    793,227
    2006                                                    179,766

  BAND 0
    2012                                                     70,956
    2011                                                    149,638
    2010                                                     79.276
    2009                                                     48,498
    2008                                                     61,335
    2007                                                     53,573

TIAA-CREF BOND INDEX - RETIREMENT CLASS
  BAND 125
    2012                                                    954,372
    2011                                                     66,044
    2010                                                        395

TIAA-CREF GROWTH & INCOME - RETIREMENT CLASS
  BAND 125
    2012                                                  1,022,680
    2011                                                    348,821
    2010                                                     55,216

TIAA-CREF INTERNATIONAL EQUITY INDEX - RETIREMENT CLASS
  BAND 125
    2012                                                  1,067,233
    2011                                                    258,961
    2010                                                     51,809

TIAA-CREF LARGE CAP GROWTH INDEX - RETIREMENT CLASS
  BAND 125
    2012                                                  2,867,188
    2011                                                    360,489

TIAA-CREF LARGE CAP VALUE INDEX - RETIREMENT CLASS
  BAND 125
    2012                                                  1,552,247
    2011                                                     94,634
    2010                                                      6,196

TIAA-CREF SOCIAL CHOICE EQUITY - RETIREMENT CLASS
  BAND 125
    2012                                                    506,680
    2011                                                    294,583
    2010                                                    178,008

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY CONSERVATIVE GROWTH - CLASS A
  BAND 125
    2012                                                   $  0.93                           $  0.98
    2011                                                      0.93                              0.93
    2010                                                      0.84                              0.93
    2009                                                      0.70                              0.84
    2008                                                      1.00                              0.70

TIMOTHY STRATEGIC GROWTH - CLASS A
  BAND 125
    2012                                                   $  0.80                           $  0.87
    2011                                                      0.84                              0.80
    2010                                                      0.75                              0.84
    2009                                                      0.59                              0.75
    2008                                                      0.99                              0.59

TOUCHSTONE FOCUSED FUND - A CLASS
  BAND 125
    2012                                                   $  1.00                           $  1.07

TOUCHSTONE GROWTH OPP - A CLASS
  BAND 125
    2012                                                   $  1.00                           $  1.01

TOUCHSTONE LARGE CAP GROWTH - A CLASS
  BAND 125
    2012                                                   $  1.00                           $  0.96

TOUCHSTONE STRATEGIC INCOME - A CLASS
  BAND 125
    2012                                                   $  1.00                           $  1.01

TOUCHSTONE VALUE - A CLASS
  BAND 125
    2012                                                   $  1.00                           $  1.00

VANGUARD SHORT-TERM FEDERAL FUND - INVESTOR CLASS
  BAND 125
    2012                                                   $  1.86                           $  1.87
    2011                                                      1.84                              1.86
    2010                                                      1.80                              1.84
    2009                                                      1.77                              1.80
    2008                                                      1.68                              1.77
    2007                                                      1.58                              1.68
    2006                                                      1.53                              1.58
    2005                                                      1.53                              1.53
    2004                                                      1.52                              1.53
    2003                                                      1.49                              1.52
    2002                                                      1.42                              1.49

  BAND 0
    2012                                                   $  2.11                           $  2.33
    2008                                                      1.97                              2.11

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT                                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY CONSERVATIVE GROWTH - CLASS A
  BAND 125
    2012                                                     159,809
    2011                                                     105,756
    2010                                                      89,225
    2009                                                      87,660
    2008                                                      10,335

TIMOTHY STRATEGIC GROWTH - CLASS A
  BAND 125
    2012                                                     123,342
    2011                                                     108,068
    2010                                                      86,314
    2009                                                     123,458
    2008                                                      33,350

TOUCHSTONE FOCUSED FUND - A CLASS
  BAND 125
    2012                                                     288,450

TOUCHSTONE GROWTH OPP - A CLASS
  BAND 125
    2012                                                     130,402

TOUCHSTONE LARGE CAP GROWTH - A CLASS
  BAND 125
    2012                                                      12,448

TOUCHSTONE STRATEGIC INCOME - A CLASS
  BAND 125
    2012                                                     231,071

TOUCHSTONE VALUE - A CLASS
  BAND 125
    2012                                                     291,302

VANGUARD SHORT-TERM FEDERAL FUND - INVESTOR CLASS
  BAND 125
    2012                                                   1,861,464
    2011                                                   1,646,475
    2010                                                   1,118,269
    2009                                                     978,912
    2008                                                   1,108,142
    2007                                                     734,085
    2006                                                     633,695
    2005                                                     489,769
    2004                                                     503,873
    2003                                                     330,047
    2002                                                     122,492

  BAND 0
    2012                                                           0
    2008                                                       6,994

                                                                                               ACCUMULATION UNIT
                                                       ACCUMULATION UNIT VALUE                  VALUE AT END OF
INVESTMENT ACCOUNT                                     AT BEGINNING OF PERIOD                       PERIOD
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - CLASS INSURANCE
  BAND 125
    2012                                                       $  1.21                             $  1.37
    2011                                                          1.21                                1.21
    2010                                                          1.00 (05/27/10)                     1.21

VICTORY ESTABLISHED VALUE - R CLASS
  BAND 125
    2012                                                       $  1.00                             $  1.06

                                                       NUMBER OF ACCUMULATION
                                                          UNITS OUTSTANDING
INVESTMENT ACCOUNT                                        AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - CLASS INSURANCE
  BAND 125
    2012                                                      17,826,702
    2011                                                      16,391,562
    2010                                                          15,516

VICTORY ESTABLISHED VALUE - R CLASS
  BAND 125
    2012                                                         138,388

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS




AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033.


AUL conducts a conventional life insurance and annuity business. At December 31, 2012, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $28,641.5 million and had equity of $2,243.8 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.


The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund or in a specific portfolio of one of the Funds. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other portfolios of the Funds or in other securities, Funds, or investment vehicles.


The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each portfolio has its own investment objectives and policies. The shares of each Fund portfolio are purchased by AUL for the corresponding Investment Account at the portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a portfolio are automatically reinvested in such portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Allianz Global Investors Fund Management LLC; AllianceBernstein LP; American Century(R) Global Investment Management, Inc.; American Century(R) Investment Management, Inc.; Ariel Investments, LLC.; BlackRock Advisors LLC; Calvert Asset Management Company; Capital Research and Management Company; Columbia Management Advisors, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Deutsche Investment Management Americas, Inc.; Dimensional Fund Advisors Ltd.; Fidelity(R) Management & Research Company; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisors, Inc.; Fred Alger Management, Inc.; Goldman Sachs Asset Management, Granahan Investment Management, Inc.; L.P.; Harris Associates L.P.; Hensseler Asset Management, LLC, Invesco Advisors, Inc.; Janus Capital Management LLC; Lord, Abbott & Company LLC; Managers Investment Group LLC, Legg Mason Partners Fund Advisor, LLC; Manning & Napier Advisors, Inc.; M&I Investment Corporation; Massachusetts Financial Services Company; MFS Investment Management; Neuberger Berman Management, Inc.; Nuveen Fund Advisors, Inc., OMCAP Investors; OneAmerica Funds, Inc.; OppenheimerFunds(R), Inc.; Pacific Investment Management Company LLC; Northern Trust Investments, Inc; Parnassus Investments, Pax World Management, Corp.; Payden & Rygel, Payden/Kravitz Investment Advisors LLC, Pioneer Investment Management Co.; Prudential Investments LLC; Ridgeworth Investments

Management, Inc., Russell Investment Management Company; SSGA Funds Management, Inc.; Strategic Advisers,Inc. Teachers Advisors, Inc.; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd;
T. Rowe Price Associates, Inc., T. Rowe Price International, Inc.; Victory Capital Management, Inc.; Victory Capital Management, Inc.; and The Vanguard Group under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.



REVENUE AUL RECEIVES

Under the agreements referenced to the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding paragraph to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in underlying Fund portfolios; bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.


Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.


The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.


The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FUND & CLASS DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Alger Balanced - Institutional                                  Seeks current income and long-term capital growth.
Alger Capital Appreciation Portfolio - Institutional            Seeks long-term capital appreciation.
Alger Capital Appreciation Institutional - Institutional &      Seeks long-term capital appreciation.
Retirement
Alger Large Cap Growth - Institutional                          Seeks long-term capital appreciation.
Alger Small Cap Growth Institutional - Institutional &          Seeks long-term capital appreciation.
Retirement
AllianceBernstein Core Opportunities - Retirement               Seeks long-term growth of capital.
AllianceBernstein 2010 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2015 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2020 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2025 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2030 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2035 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2040 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2045 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2050 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein 2055 Retirement Strategy - Advisor &          Seeks to achieve highest total return consistent with its asset mix.
Retirement
AllianceBernstein Global Value Fund - Retirement                Seeks long-term growth of capital.
AllianceBernstein International Growth Fund - Retirement        Seeks long-term growth of capital.
AllianceBernstein International Value Fund - Retirement         Seeks long-term growth of capital.
AllianceBernstein Small-Cap Growth Fund - Retirement            Seeks long-term growth of capital.
AllianceBernstein Discovery Growth Fund - Retirement            Seeks long-term growth of capital.
AllianceBernstein Discovery Value - Retirement                  Seeks long-term growth of capital.
AllianceBernstein Value Fund - Retirement                       Seeks long-term growth of capital.
Allianz Global Investors Solutions 2015 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2020 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2025 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2030 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.


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


FUND & CLASS DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Allianz Global Investors Solutions 2035 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2040 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2045 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2050 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.
Allianz Global Investors Solutions 2055 - A* & Administrative   Seeks capital growth and preservation along with current income.
                                                                Capital appreciation is a secondary objective.
Allianz Global Investors Solutions Retirement Income - A* &     Seeks current income and capital appreciation as a secondary
Administrative                                                  objective.
Allianz NFJ Dividend Value - Administrative & Retirement        Seeks current income and long-term growth of capital.
Allianz NFJ Mid-Cap Value Fund - Administrative &               Seeks long-term growth of capital and income.
Retirement
Allianz NFJ Small-Cap Value - Administrative & Retirement       Seeks long-term growth of capital and income.
Allianz RCM Large-Cap Growth - Retirement                       Seeks long-term capital appreciation.
American Century(R) Disciplined Growth Fund - A* & Investor     Seeks capital growth.
American Century(R) Diversified Bond - A* & Investor            Seeks a high level of income by investing in non-money market debt securities.
American Century(R) Emerging Markets Fund - A* & Investor       Seeks long-term capital growth.
American Century(R) Equity Growth - A*                          Seeks capital appreciation.
American Century(R) Equity Income - A* & Investor               Seeks current income and capital appreciation.
American Century(R) Ginnie Mae - A*                             Seeks high current income.
American Century(R) Growth - A*                                 Seeks long-term capital growth.
American Century(R) Heritage - A*                               Seeks long-term capital growth.
American Century(R) Income & Growth - Investor                  Seeks capital growth.
American Century(R) Inflation-Adjusted Bond - A*                Seeks total return & potential inflation protection.
American Century(R) International Bond - A* & Investor          Seeks high total return.
American Century(R) International Discovery - A* & Investor     Seeks long-term capital growth.
American Century(R) International Growth - A* & Investor        Seeks long-term capital growth.
American Century(R) Large Company Value - A*                    Seeks long-term growth & income.
American Century(R) LIVESTRONG 2015 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG 2020 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG 2025 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG 2030 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG 2035 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG 2040 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG 2045 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG 2050 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG 2055 - A* & Investor             Seeks to achieve highest total return consistent with its asset mix.
American Century(R) LIVESTRONG Income - A* & Investor           Seeks current income and capital appreciation as a secondary objective.
American Century(R) Mid Cap Value - A* & Investor               Seeks long-term capital appreciation and growth of income.
American Century(R) Real Estate - A* & Investor                 Seeks high total investment return.

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

FUND & CLASS DESIGNATION                                         OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) Select - A* & Investor                       Seeks long-term capital growth.
American Century(R) Small Cap Growth - A*                        Seeks long-term growth.
American Century(R) Small Cap Value - A* & Investor              Seeks long-term growth & income.
American Century(R) Small Company - A*                           Seeks capital appreciation.
American Century(R) Strategic Allocation: Aggressive - A* &      Seeks long-term capital appreciation & minimal income.
Investor
American Century(R) Strategic Allocation: Conservative - A* &    Seeks current income & moderate growth over time.
Investor
American Century(R) Strategic Allocation: Moderate - A* &        Seeks growth over time & some income.
Investor
American Century(R) Ultra(R) - A* & Investor                     Seeks long-term growth.
American Century(R) Value Fund - A* & Investor                   Seeks long-term capital growth and income as a secondary objective.
American Century(R) Vista - A* & Investor                        Seeks long-term capital growth.
American Century(R) VP Capital Appreciation - I                  Seeks capital growth.
American Funds(R) AMCAP Fund(R) - R3 & R4                        Seeks long-term growth of capital.
American Funds American Balanced - R3 & R4                       Seeks conservation of capital, current income and long-term growth of capital and income.
American Funds(R) American High-Income Trust(SM) - R3 & R4       Seeks high level of current income with capital appreciation.
American Funds(R) Capital World Growth & Income Fund(SM) -       Seeks long-term growth of capital.
R3 & R4
American Funds(R) EuroPacific Growth Fund - R3, R4 & R5          Seeks long-term growth of capital.
American Funds(R) Fundamental Investors(SM) - R3 & R4            Seeks long-term growth of capital & income.
American Funds(R) Growth Fund of America(R) - R3 & R4            Seeks long-term growth of capital.
American Funds(R) Intermediate Bond Fund of America(R) -         Seeks current income with preservation of capital.
R3 & R4
American Funds New Perspective - R2 & R3                         Seeks conservation of capital, current income and long-term growth of capital and income.
American Funds(R) New World Fund(R) - R3 & R4                    Seeks long-term capital appreciation.
American Funds(R) SMALLCAP World Fund(R) - R3 & R4               Seeks long-term growth of capital.
American Funds(R) Washington Mutual Investors Fund -             Seeks to produce income and to provide an opportunity for growth
R3 & R4                                                          of principal consistent with sound common stock investing.
Ariel Appreciation                                               Seeks long-term capital appreciation.
Ariel                                                            Seeks long-term capital appreciation.
BlackRock Equity Dividend Fund - Institutional                   Seeks long-term total return and total return.
BlackRock GNMA Portfolio Service Shares - Service                Seeks maximum total return.
BlackRock Global Allocation - Institutional & Retirement         Seeks to provide high total investment return.
BlackRock Small Cap Growth Equity - Institutional                Seeks long-term capital appreciation.
BMO Mid-Cap Growth - Investor                                    Seeks capital appreciation.
BMO Mid-Cap Value - Investor                                     Seeks capital appreciation.
BMO Small-Cap Growth - Investor                                  Seeks to provide capital appreciation.
Calvert Income - A*                                              Seeks to maximize long-term income.
Calvert Equity Portfolio - A*                                    Seeks growth of capital.
Calvert Small Cap Fund - A*                                      Seeks long-term capital appreciation.
Calvert SRI Mid-Cap Growth                                       Seeks long-term capital appreciation.
Columbia Acorn International Fund - A*, R4 & Z                   Seeks long-term capital appreciation.


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

FUND & CLASS DESIGNATION                                      OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Fund - A* & Z                       Seeks high total return.
Columbia Mid Cap Index Fund - A*                              Seeks total return.
Columbia MultiAdvisor Small Cap Value - A*, R4 & Z            Seeks long-term capital appreciation.
Columbia Seligman Communications & Information - A*,          Seeks capital gain.
R4 & Z
Columbia Small Cap Index Fund - A*                            Seeks total return.
Compass EMP Alternative Asset - A*& T                         Seeks to achieve long-term capital appreciation with current income as a secondary objective.
Compass EMP Multi-Asset Balance - A* & T                      Seeks to achieve current income with capital appreciation as a secondary objective.
Compass EMP Multi-Asset Growth - A* & T                       Seeks to achieve long-term capital appreciation.
CRM Mid Cap Value Fund - Investor                             Seeks long-term capital appreciation.
CRM Small Cap Value Fund - Investor                           Seeks long-term capital appreciation.
DFA Emerging Markets Value - R2                               Seeks long-term capital appreciation.
DFA Global 25/75 - R2                                         Seeks above average current income and long-term capital
                                                              appreciation.
DFA Global 60/40 - R2                                         Seeks total return.
DFA Global Equity - R2                                        Seeks total return.
DFA International Value - R2                                  Seeks long-term capital appreciation.
DFA US Targeted Value - R2                                    Seeks long-term capital appreciation.
DWS Alternative Asset Allocation Plus - A* & S                Seeks capital appreciation.
DWS Mid Cap Value - A* & S                                    Seeks long-term capital appreciation.
DWS Small Cap Value - A* & S                                  Seeks long-term capital appreciation.
DWS Large Cap Value - A* & S                                  Seeks long-term capital appreciation with current income as a secondary objective.
DWS RREEF Real Estate Securities - A* and S                   Seeks total return through current income & long term capital appreciation as a secondary objective.
DWS Strategic Government Securities - A* and S                Seeks high current income.
Fidelity(R) Advisor Diversified International - T             Seeks capital growth.
Fidelity(R) Advisor Dividend Growth - T                       Seeks capital appreciation.
Fidelity(R) Advisor Equity Growth - T                         Seeks capital appreciation.
Fidelity(R) Advisor Equity Income - T                         Seeks to obtain dividend interest and income & capital appreciation.
Fidelity(R) Advisor Freedom 2010 - A* & T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2015 - A* & T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2020 - A* & T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2025 - A* & T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2030 - A* & T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2035 - A* & T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2040 - A* & T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2045 - A* & T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2050 - A* & T                     Seeks high total return with principal preservation.
Fidelity Advisor Freedom 2055 - A* & T                        Seeks high total return.
Fidelity(R) Advisor Freedom Income - A* & T                   Seeks high total return with principal preservation.
Fidelity(R) Advisor Growth & Income - T                       Seeks high total return.
Fidelity(R) Advisor Growth Opportunities - T                  Seeks capital growth.

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FUND & CLASS DESIGNATION                                     OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor International Capital Appreciation - T   Seeks capital appreciation.
Fidelity(R) Advisor Leveraged Company Stock - A* & T         Seeks capital appreciation.
Fidelity(R) Advisor Stocks Selector Mid Cap - T              Seeks long-term growth of capital.
Fidelity(R) Advisor New Insights - A* & T                    Seeks capital appreciation.
Fidelity(R) Advisor Overseas - T                             Seeks long-term growth of capital.
Fidelity(R) Advisor Real Estate - A* & T                     Seeks above average income & long term capital growth.
Fidelity(R) Advisor Small Cap - A* & T                       Seeks long-term capital appreciation.
Fidelity(R) Advisor Stock Selector All Cap - T               Seeks capital appreciation.
Fidelity(R) Advisor Strategic Income - A*                    Seeks a high level of current income.
Fidelity(R) Advisor Value - A* & T                           Seeks capital appreciation.
Fidelity(R) VIP Asset Manager(SM) Portfolio - Other          Seeks high total return.
Fidelity(R) VIP Contrafund(R) Portfolio - Other              Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio - Other              Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio - Other                     Seeks capital appreciation.
Fidelity(R) VIP High Income Portfolio - Other                Seeks high level of current income & growth of capital.
Fidelity(R) VIP Overseas Portfolio - Other                   Seeks long-term growth of capital.
Franklin Flex Cap Growth - Retirement                        Seeks capital appreciation.
Franklin Growth - A* & R                                     Seeks capital appreciation.
Franklin Income Series Fund - Administrative & Retirement    Seeks income.
Franklin Mutual Global Discovery Fund - Retirement & Z       Seeks capital appreciation.
Franklin Small Cap Value - A* & Retirement                   Seeks long-term total return.
Franklin Small-Mid Cap Growth - Retirement                   Seeks long-term capital growth.
Franklin Strategic Income - A* & Retirement                  Seeks long-term growth of capital.
Goldman Sachs Growth Opportunities Portfolio - IR & Service  Seeks long-term growth of capital.
Goldman Sachs Growth Strategy - Institutional & Service      Seeks long-term capital appreciation with a secondary objective to seek income.
Goldman Sachs Mid Cap Value - Institutional & Service        Seeks long-term capital appreciation.
Goldman Sachs Satellite Strategies Portfolio - IR & Service  Seeks long-term capital appreciation.
Goldman Sachs Small Cap Value - Institutional & Service      Seeks long-term capital appreciation.
Goldman Sachs Structured International Equity Fund -         Seeks long-term growth of capital.
Institutional & Service
Goldman Sachs Technology Tollkeeper - Institutional &        Seeks long-term growth of capital.
Service
Henssler Equity - Institutional                              Seeks growth of capital.
Hennsler Equity - No Load                                    Seeks growth of capital.
Invesco Value Opp - A* & Retirement                          Seeks long-term growth of capital.
Invesco Comstock Fund - A* & Retirement                      Seeks capital growth & income.
Invesco Diversified Dividend Growth - A* & Investor          Seeks long-term growth of capital and current income.
Invesco Dynamics - A* & Investor                             Seeks long-term growth of capital.
Invesco Energy Fund - A* & Investor                          Seeks capital growth.
Invesco Global Health Care Fund - A* & Investor              Seeks long-term growth of capital.
Invesco Global Quantitative Core - A* & Institutional        Seeks long-term growth of capital.
Invesco International Growth - Institutional & Retirement    Seeks long-term growth of capital.
Invesco Leisure - A*                                         Seeks capital growth.
Invesco Mid Cap Core Equity - A* & Retirement                Seeks long-term growth of capital.
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FUND & CLASS DESIGNATION                                                OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth - A* & Retirement                              Seeks long-term growth of capital.
Invesco Technology Fund - A* & Investor                                 Seeks capital growth.
Invesco Mid Cap Growth - Institutional & Retirement                     Seeks long-term growth of capital.
Janus Balanced Portfolio - Retirement                                   Seeks long-term capital growth.
Janus Aspen Balanced Portfolio - S                                      Seeks long-term capital growth.
Janus Aspen Flexible Bond - Institutional                               Seeks maximum total return.
Janus Aspen Perkins Mid Cap Value Portfolio - S                         Seeks long-term growth of capital.
Janus Aspen Series Worldwide Portfolio - Institutional                  Seeks long-term growth of capital.
Janus Forty Fund - A* & Retirement                                      Seeks long-term growth of capital
Janus Growth and Income Fund - Retirement                               Seeks long-term capital growth & income.
Janus INTECH U.S. Growth Fund - S                                       Seeks long-term growth of capital.
Janus Perkins Mid Cap Value - A* & Retirement
Janus Perkins Small Company Value - S                                   Seeks capital appreciation.
Legg Mason BW Global Opportunities Bond Fund - FI &                     Seeks to maximize total income.
Retirement
ClearBridge Aggressive Growth Fund - FI & Retirement                    Seeks capital appreciation.
ClearBridge Appreciation Fund - FI & Retirement                         Seeks long-term capital appreciation.
Lord Abbett Classic Stock Fund - A* & R3                                Seeks growth of capital and growth of income consistent with reasonable risk.
Lord Abbett Developing Growth - A*, P & R3                              Seeks long-term growth.
Lord Abbett Growth Opportunities - P & R3                               Seeks long-term growth.
Lord Abbett Fundamental Equity - A* & R3                                Seeks long-term growth of capital.
Lord Abbett Growth Opportunities - A*                                   Seeks long-term growth of capital.
Lord Abbett Mid Cap Stock Fund - P & R3                                 Seeks long-term growth.
Lord Abbett Small-Cap Blend - P & R3                                    Seeks long-term growth.
Lord Abbett Small-Cap Value - P & R3                                    Seeks long-term growth.
Lord Abbett Value Opportunities - P & R3                                Seeks long-term capital appreciation.
Managers Cadence Capital Appreciation Fund - A &                        Seeks growth of capital.
Retirement
Managers Cadence Mid-Cap Fund - A* & Retirement                         Seeks growth of capital.
Manning & Napier, Inc. Pro-Blend(R) Conservative Term                   Seeks to provide capital preservation & long-term growth.
Series - S
Manning & Napier, Inc. Pro-Blend(R) Extended Term Series - S            Seeks long-term growth of capital & capital appreciation.
Manning & Napier, Inc. Pro-Blend(R) - Maximum Term                      Seeks long-term growth of capital.
Series - S
Manning & Napier, Inc. Pro-Blend(R) - Moderate Term Series - S          Seeks stable rate of growth.
MFS(R) International New Discovery - A*& R2                             Seeks capital appreciation.
MFS International Value Fund - R2 & R3                                  Seeks capital appreciation.
MFS(R) Massachusetts Investors Growth Stock Fund - R2 & R3              Seeks capital appreciation.
MFS(R) Mid Cap Growth - A*                                              Seeks capital appreciation.
MFS(R) New Discovery Fund - R2 & R3                                     Seeks capital appreciation.
MFS(R) Utilities Funds - R2 & R3                                        Seeks total return.
MFS(R) Value - A*                                                       Seeks capital appreciation.
Neuberger Berman Focus - Advisor                                        Seeks long-term growth of capital.
Neuberger Berman Large Cap Value - Advisor                              Seeks growth of capital.
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FUND & CLASS DESIGNATION                                     OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Small Cap Growth - Advisor, A*& R3          Seeks growth of capital.
Northern Small Cap Value - A*                                Seeks capital appreciation.
Nuveen Mid Cap Growth Opportunities - A* & R3                Seeks capital appreciation.
Nuveen Mid Cap Index - Retirement                            Seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index.
Nuveen Mid Cap Value - A* & R3                               Seeks capital appreciation.
Nuveen Real Estate Securities - A* & R3                      Seeks above average current income and long-term capital
                                                             appreciation.
Nuveen Small Cap Index - R3                                  Seeks to provide investment results that correspond to the performance of the Russell 2000 Index.
Nuveen Small Cap Select - A* & R3                            Seeks growth of capital.
Nuveen Small Cap Value - A* & R3                             Seeks growth of capital.
Nuveen Strategy Growth Allocation - A* & R3                  Seeks capital growth.
OneAmerica Asset Director Portfolio - O & Advisor            Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio - O & Advisor     Seeks a high level of income with a secondary objective of providing capital appreciation.
OneAmerica Money Market Portfolio - O & Advisor              Seeks to provide a level of current income.
OneAmerica Socially Responsive Portfolio - O & Advisor       Seeks long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles.
OneAmerica Value Portfolio - O & Advisor                     Seeks long-term capital appreciation with a secondary objective to seek current investment income.
Oppenheimer Developing Markets Fund - A*, N & Y              Seeks long-term capital appreciation.
Oppenheimer Global Fund - A*, N & Y                          Seeks capital appreciation.
Oppenheimer Global Opportunities - A*, N & Y                 Seeks capital appreciation.
Oppenheimer Global Strategic Income - A*, N & Y              Seeks high level of current income.
Oppenheimer Gold & Special Minerals - A*, N & Y              Seeks capital appreciation.
Oppenheimer International Bond Fund - A*, N & Y              Seeks total return.
Oppenheimer International Growth Fund - A*, N & Y            Seeks long-term capital appreciation.
Oppenheimer International Small Company Fund - A*, N & Y     Seeks long-term capital appreciation.
Oppenheimer Main Street - A*, N & Y                          Seeks long-term capital appreciation.
Oppenheimer Main Street Small & Mid Cap Fund  - A*, N & Y    Seeks capital appreciation.
Oppenheimer Small & Mid Cap Value Fund - A*, N & Y           Seeks capital appreciation.
Oppenheimer Value Fund - A*, N & Y                           Seeks long-term growth of capital.
Pax World Balanced - R & No Load                             Seeks income and conservation of principal and long-term growth of capital as a secondary objective.
Pax World Global Environmental Markets - Investor & R        Seeks long-term growth of capital.
Parnassus Fund - No Load                                     Seeks capital appreciation.
Parnassus Equity Income Fund - Investor                      Seeks capital appreciation and current income.
Parnassus Mid-Cap Fund - No Load                             Seeks capital appreciation.
Parnassus Small-Cap Fund - No Load                           Seeks capital appreciation.
Payden Emerging Markets Bond Fund - No Load                  Seeks high level of total return.
Payden/Kravitz Cash Balance Plan - Advisor & Retirement      Seeks income and total return.
PIMCO All Asset - Administrative                             Seeks maximum real return.
PIMCO High Yield - Administrative & Retirement               Seeks maximum total return.
PIMCO Income - Administrative & Retirement                   Seeks to maximize current income.
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FUND & CLASS DESIGNATION                                                  OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return - Administrative & Retirement                           Seeks maximum current income and price appreciation.
PIMCO Total Return - Administrative & Retirement                          Seeks maximum total return.
Pioneer Bond Fund - A*, Retirement & Y                                    Seeks current income.
Pioneer Emerging Markets Fund - A* & Y                                    Seeks long-term capital appreciation.
Pioneer Equity Income Fund - A*, Retirement & Y                           Seeks current income & long-term capital growth.
Pioneer Fundamental Growth Fund - A* & Y                                  Seeks long-term capital growth.
Pioneer Fund - A* & Retirement                                            Seeks reasonable income & growth.
Pioneer Growth Opportunities Fund - A*                                    Seeks capital growth.
Pioneer High Yield Fund - A*, Retirement & Y                              Seeks to maximize total return.
Pioneer Mid-Cap Value Fund - A*, Retirement & Y                           Seeks capital appreciation.
Pioneer Oak Ridge Large Cap Growth Fund - A*, Retirement & Y              Seeks capital appreciation.
Pioneer Oak Ridge Small Cap Growth Fund - A* & Y                          Seeks capital appreciation.
Pioneer Strategic Income - A* and Z                                       Seeks high income.
Pioneer Fund VCT - Institutional                                          Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT - A*                                     Seeks growth of capital.
Prudential Financial Services Fund - A* & Z                               Seeks long-term capital appreciation.
Prudential Global Real Estate Fund - A* & Z                               Seeks capital appreciation and income.
Prudential High Yield - A* & Z                                            Seeks maximum current income.
Prudential Jennison 20/20 Focus - A* & Z                                  Seeks long-term capital growth.
Prudential Jennison Health Sciences Fund - A* & Z                         Seeks long-term capital appreciation.
Prudential Jennison Mid-Cap Growth Fund - A* & Z                          Seeks long-term capital appreciation.
Prudential Jennison Natural Resources Fund - A* & Z                       Seeks long-term growth of capital.
Prudential Jennison Small Company - A* and Z                              Seeks capital growth.
Prudential Total Return Bond - A* & Z                                     Seeks total return.
RidgeWorth High Income Fund - A* & Retirement                             Seeks high current income and total return.
RidgeWorth Large Cap Value Equity - A* & Institutional                    Seeks capital appreciation and current income as secondary objective.
RidgeWorth Mid-Cap Value Equity - A* & Institutional                      Seeks capital appreciation and current income.
RidgeWorth Small Cap Value Equity - A* & Institutional                    Seeks capital return and current income.
RidgeWorth Total Return Bond - A* & Retirement                            Seeks total return.
Russell Commodity Strategies - S                                          Seeks to long-term total return.
Russell Emerging Markets Fund - S                                         Seeks long-term capital growth.
Russell Global Equity - S                                                 Seeks long-term capital growth.
Russell Global Infrastructure - S                                         Seeks long-term growth of capital and current income.
Russell Global Opportunities Credit - S                                   Seeks total return.
Russell International Developed Markets Fund - S                          Seeks long-term capital growth.
Russell Investment Grade Bond - S                                         Seeks current income & preservation of capital.
Russell Global Real Estate Securities Fund - S                            Seeks current income & long-term capital growth.
Russell 2015 LifePoints(R) Strategy(R) - R1 & R3                          Seeks capital growth & income.
Russell 2020 LifePoints(R) Strategy(R) - R1 & R3                          Seeks capital growth & income.
Russell 2025 LifePoints(R) Strategy(R) - R1 & R3                          Seeks capital growth & income.
Russell 2030 LifePoints(R) Strategy(R) - R1 & R3                          Seeks capital growth & income.
Russell 2035 LifePoints(R) Strategy(R) - R1 & R3                          Seeks capital growth & income.
Russell 2040 LifePoints(R) Strategy(R) - R1 & R3                          Seeks capital growth & income.
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FUND & CLASS DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Russell 2045 LifePoints(R) Strategy(R) - R1 & R3                Seeks capital growth & income.
Russell 2050 LifePoints(R) Strategy(R) - R1 & R3                Seeks capital growth & income.
Russell 2055 LifePoints(R) Strategy(R) - R1 & R3                Seeks capital growth & income.
Russell LifePoints(R) Balanced - R1 & R3                        Seeks above average capital appreciation & moderate level of current income.
Russell LifePoints(R) Conservative - R1 & R3                    Seeks high current income & low long capital appreciation.
Russell LifePoints(R) Equity Growth Strategy - R1 & R3          Seeks high long-term capital appreciation.
Russell LifePoints(R) Growth Strategy - R1 & R3                 Seeks high long-term capital appreciation with low current income.
Russell LifePoints(R) In Retirement Fund R1 & R3                Seeks to provide income and capital growth
Russell LifePoints(R) Moderate - R1 & R3                        Seeks high current income & moderate long-term capital
                                                                appreciation.
Russell Short Duration Bond - S                                 Seeks current income & preservation of capital.
Russell Strategic Bond - S                                      Seeks current income & capital appreciation.
Russell U.S. Core Equity Fund - S                               Seeks long-term capital growth.
Russell U.S. Dynamic Equity Fund - S                            Seeks long-term capital growth.
Russell U.S. Quantitative Equity Fund - S                       Seeks long-term capital growth.
Russell U.S. Small Cap Equity Fund - S                          Seeks long-term capital growth
Russell U.S. Defensive Equity Fund - S                          Seeks long-term capital growth
State Street Equity 500 Index - Administrative & Retirement R   Seeks to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index.
T. Rowe Price Blue Chip Growth - Retirement                     Seeks long-term capital growth
T. Rowe Price Equity Income - Institutional & Retirement        Seeks substantial dividend income & long-term capital growth.
T. Rowe Price European Stock Fund - No Load                     Seeks long-term capital.
T. Rowe Price Growth Stock - Advisor & Retirement               Seeks long-term capital appreciation.
T. Rowe Price International Growth and Income - Advisor &       Seeks long-term capital growth.
Retirement
T. Rowe Price International Stock - Retirement                  Seeks long-term capital growth.
T. Rowe Price Mid-Cap Growth - Retirement                       Seeks long-term capital appreciation.
T. Rowe Price Mid-Cap Value - Advisor & Retirement              Seeks long-term capital appreciation.
T. Rowe Price Retirement 2005 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2010 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2015 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2020 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2025 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2030 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2035 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2040 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2045 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2050 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement 2055 - Advisor & Retirement            Seeks highest total return over time.
T. Rowe Price Retirement Income - Advisor & Retirement          Seeks highest total return over time.
Templeton Foreign - A* & Retirement                             Seeks long-term capital growth.
Templeton Global Bond - A* & Retirement                         Seeks current income.
Templeton Growth - A* & Retirement                              Seeks long-term capital growth.
Thornburg Core Growth - R3 & R5                                 Seeks long-term capital appreciation.
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FUND & CLASS DESIGNATION                                        OBJECTIVE
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
Thornburg International Value - R3 & R5                         Seeks long-term capital appreciation.
Thornburg Investment Income Builder Fund - R3 & R5              Seeks to provide current income.
Thornburg Limited-Term Income - R3                              Seeks to provide a high level of income.
Thornburg Limited-Term U.S. Government - R3                     Seeks to provide a high level of current income.
Thornburg Value - R3                                            Seeks long-term capital appreciation.
TIAA-CREF Bond Index - Retirement                               Seeks a favorable long-term total return by primarily investing in a portfolio of fixed-income securities.
TIAA-CREF Growth & Income Fund - Retirement                     Seeks a favorable long-term total return through both capital appreciation and investment income.
TIAA-CREF International Equity Index Fund - Retirement          Seeks a favorable long-term total return, mainly through capital appreciation.
TIAA-CREF Large-Cap Growth Index Fund - Retirement              Seeks a favorable long-term return.
TIAA-CREF Large-Cap Value Fund - Retirement                     Seeks a favorable long-term total return.
TIAA-CREF Social Choice Equity Fund - Retirement                Seeks a favorable long-term total return.
Timothy Plan Conservative Growth Fund - A*                      Seeks long-term growth of capital.
Timothy Plan Strategic Growth Fund - A*                         Seeks a high long-term growth of capital.
Touchstone Focused - A & Z                                      Seeks to achieve above-average total returns over a market cycle of three to five years.
Touchstone Growth Opportunities Fund - A*                       Seeks to long-term growth of capital.
Touchstone Large Cap Growth Fund - A*                           Seeks to long-term growth of capital.
Touchstone Strategic Income Fund - A*                           Seeks high level of income.
Touchstone Value Fund - A*                                      Seeks long-term capital growth.
Vanguard Short-Term Federal - Investor                          Seeks current income.
Vanguard VIF Small Company Growth - Insurance                   Seeks long-term capital appreciation.
Victory(R) Established Value Fund - A* & R                      Seeks long-term capital growth.
Victory(R) Small Company Opportunity - A* & R                   Seeks to provide capital appreciation.
Western Asset Core Bond - FI & Retirement                       Seeks to maximize total return.
Western Asset Core Plus Bond - FI & Retirement                  Seeks to maximize total return.
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THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE
FUNDS WILL BE ACHIEVED.



                                THE CONTRACTS




GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b),
(4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL.
For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.



165


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The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.



      CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD




CONTRIBUTIONS UNDER THE CONTRACTS


Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs.
In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.


Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK


Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan
Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.



INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.


ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the OneAmerica Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA
Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default
Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular
Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed.
Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."



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SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's
Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently
$1,000, but AUL reserves the right to increase this fee.


TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.


Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest
Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.


MARKET TIMING

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading.
AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the contract.



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Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other
Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds.
Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial
Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation
Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment
Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each
Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment
Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment
Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

   (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation
    Period, plus

   (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

   (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment
Account over a period of time may do so through the Dollar Cost Averaging
("DCA") Program. The theory of DCA is that greater numbers of Accumulation
Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA
(if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue


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automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected;
or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA
Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five
(5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA
Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate
Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                   CASH WITHDRAWALS AND THE DEATH BENEFIT




CASH WITHDRAWALS

During the lifetime of the Participant, at any time before the Annuity
Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account
Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account
Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable
Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."


SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age
59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis.
Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation.
Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit
Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See
"Withdrawal Charge" and "Federal Tax Matters."



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CONSTRAINTS ON WITHDRAWALS


GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section
403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section
403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59
1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn.
Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December
31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b)
Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee
Contributions and earnings thereon, and distributions due to Plan termination).
A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section
403(b) that are available under an Employer's Section 403(b) arrangement.


TEXAS OPTIONAL RETIREMENT PROGRAM-

AUL intends to offer the Contract within the Texas Optional Retirement Program.
Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The
Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.



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THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's
Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's
Account Value shall be the Participant's entire Account Value. Under Employee
Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last
Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity
Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some
Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value
(determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

For Contracts funding Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum
[subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or in seven (7) approximately equal installments over six (6) years
(for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan
Contracts and for 409A or 457 Plan Contracts).

For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven
(7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee
Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

  (1) a lump-sum equal to the Contract's aggregate General Account
      Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

  (2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10)

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    year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new
Contributions. Termination options may be negotiated with individual Plan
Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or General
Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y - x) when "y" exceeds "x," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.


TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored
403(b) Program at any time during the Contract Year if the Participant's
Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st)
Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a
Contract with both 403(b) and 401(a) Funds) during any subsequent Contract
Year, provided that at least six (6) months have elapsed since the Owner's last
Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant
Accounts in existence under the Contract.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate
Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest
Account" and "Termination by the Owner."



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                           CHARGES AND DEDUCTIONS




PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies.
Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain
Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Contributions for a Contract.
However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's
Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract
Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of:
(1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract
Year in which the withdrawal is being made. Certain Recurring Contribution
403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10 percent free-out since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive
Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2
(provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit
Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some
Employee Benefit Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines.
In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's
Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.


ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the
"Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25

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percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract
Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.


ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation
Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will NOT be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly
Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

Some Contracts may also contain the following fees:

  (1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to
      $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

  (2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

  (3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

  (4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant
      Accounts if permitted by applicable law, regulations or rulings.

  (5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

  (6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window
      Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

  (7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


  (8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in .25 percent quarterly installments. AUL will forward the fee to the investment advice providers.


  (9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some
      Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.



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  (10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the
      Owner for a Plan Sponsor Investment Option Fee. If this option is chosen,
      Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500.
      Plans with assets greater than $500,000 are not charged a fee.


  (11) Redemption Fee: A redemption fee may be charged by the underlying
      Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if
Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored
403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit
Plan Contract. See "Termination by the Owner" and "The Fixed Interest
Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another
Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts.
However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.



                               ANNUITY PERIOD




GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's
Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.


Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law.
A lump-sum distribution may also be elected under most Plans. Other Annuity
Options may be available upon request at the discretion of AUL. All Annuity
Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.


Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the

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Account Value in a lump-sum settlement. Annuity payments will begin on the
Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), IF the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s)
(depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS


OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.


OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.


OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent
Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity
Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code,
Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant.
Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.



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                         THE FIXED INTEREST ACCOUNT



Contributions or transfers to the FIA become part of AUL's General Account. The
General Account is subject to regulation and supervision by the Indiana
Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General
Account, see the Contract.


INTEREST


A Participant's FIA Value earns interest at fixed rates that are paid by AUL.
The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed
Rate") specified in the Contract. Contributions or transfers to a Participant's
Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time...AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL.
Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.


Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect.
Amounts transferred from other AUL Annuity contracts may not earn the Current
Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed
Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.


WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract.
This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA
Value as of the date the withdrawal request is received by AUL at the Corporate
Office. If a withdrawal is requested that would leave the Participant's FIA
Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed
Interest Account Value, see "Cash Withdrawals."



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A Participant's FIA Value may be transferred from the FIA to the Variable
Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's
Account. A Participant may transfer part or all of the Participant's Fixed
Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract
Year cannot exceed 20 percent of the Participant's Fixed Interest Account
Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer
Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA
Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment
Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond
Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA.
However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase
Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's
Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.


To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable within the Contract.



CONTRACT CHARGES

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General
Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable
Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See
"Termination by the Owner" and "The Fixed Interest Account."



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PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or
457 Program, see "Termination by the Owner."


403(b) PLAN LOANS

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity
Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's
Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer.
Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.



                          THE STABLE VALUE ACCOUNT




IN GENERAL

The "Stable Value Account" or "SVA" is an Investment Option in which
Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account
("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract
Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract
Owners at AUL's discretion.


With the SVA, the Contract Owner may not elect any variable "Competing
Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than three (3) years, as determined solely by AUL.



All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value."
There is no minimum current interest rate guarantee and no Market Value
Adjustment (MVA).



GUARANTEED SVA ACCOUNT VALUE

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and
Contract Owner-level accounts that is equal to the GREATER of:

  (a) a Participant's or Contract Owner's SVA Account Value, or

  (b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners
     (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year
     Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest
     0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account
Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction

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if, at that time, the amount described in (b) above is greater than the SVA
Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA
Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% vested under the Plan, and if he receives all or a portion of his vested Account Value as a Plan benefit, his entire non-vested Account Value as of such date of withdrawal
(including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract.
However, if none of the Participant's vested Account Value is withdrawn to provide a benefit, an amount equal to his non-vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.


TRANSFERS TO AND FROM THE SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


BENEFITS PAID FROM THE SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed
SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.


ANNUITIES PAID FROM THE SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA
Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


CONTRACT TERMINATION


As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no Contributions may be credited to the SVA, no transfers from the SVA may be made, and Plan benefits are paid as described below.


The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

  (a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

    (2) The Guaranteed SVA Account Value of each Participant and the
       Contract Owner will be transferred to an interest account within our General Account. Amounts in this interest account shall earn interest equal to the same rate as that earned by the SVA on the Contract termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity
       Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year
       (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Amounts accumulated in this interest account, subject to a withdrawal charge, will be paid out 365 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge will be allowed during this 365-day period. An earlier payout within the 365-day period may be arranged with the Contract Owner at AUL's option.

  (b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.



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                          MORE ABOUT THE CONTRACTS




DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement
Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.


MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's
Account Value would have provided for the correct age.


TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.



                             FEDERAL TAX MATTERS




INTRODUCTION


The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee
Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.


AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS,
FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR

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PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.


TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account.
However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit
Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment
Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAX TREATMENT OF RETIREMENT PROGRAMS


The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.


Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected
Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no

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Contributions that were taxable to the Participant in the year made, there would be no portion excludable.


403(b) PLANS

On July 26, 2007, the Internal Revenue Service (IRS) issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective on January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction Contributions, such as 401(k) Plans and 457(b) Plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan but must have been operated since January 1, 2009 as if the Plan were already established, 2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted, provided that the transfer is a change of investment among approved vendors within the same Plan or to a 403(b) or 401(a) Plan of another Employer if certain conditions are met, 4) Plans may include language that permits Plan termination and distribution of benefits, 5) Employers must ensure that loans and hardship distributions are made in accordance with the applicable Plan and IRS rules, 6) Employers must have a services agreement in place with each approved vendor, 7) Employers must have a process to ensure
Contributions are made in compliance with the applicable limits, and 8)
Contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.


408 AND 408A PROGRAMS


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account
("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's
Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A
Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence.
Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A AND 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available
(non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.



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HSA, HRA, AND OPEB EMPLOYEE BENEFIT PLANS

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer
Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other
Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit
Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor
Integral Trust. These benefits generally include certain health care benefits.
Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b)
Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

  (a) the Participant has attained age 59 1/2;

  (b) the Participant has died; or

  (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax.
Certain amounts paid for medical care also may not be subject to a penalty tax.


WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a
403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program.
The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b)
Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.



                              OTHER INFORMATION




MIXED AND SHARED FUNDING

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits.
It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified
Plans to

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invest in shares of the Portfolios at the same time as one or more life insurance companies. Neither the Portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a Portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell Portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940
Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee
Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.



Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment
Account attributable to a Contract or a Participant's Account by the total accumulation units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that Portfolio as of the same date.
Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment
Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment
Account may purchase. AUL also reserves the right to eliminate shares of any of the eligible Funds, Portfolios or other entities and to substitute shares of, or interests in, another Fund, Portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, Portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, Portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange
Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.



185


Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.


AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in the corresponding Fund, Portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account,


In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or, it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment
Accounts.


REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.



PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS



American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.



LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under

Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.



FINANCIAL STATEMENTS



Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2012, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY.........................................................................      3
DISTRIBUTION OF CONTRACTS...............................................................................      3
CUSTODY OF ASSETS.......................................................................................      3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS.............................................................      3
403(b) Programs.........................................................................................      3
408 and 408A Programs...................................................................................      4
457 Programs............................................................................................      4
Employee Benefit Plans..................................................................................      4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................................................      4
FINANCIAL STATEMENTS....................................................................................      5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                           AUL AMERICAN UNIT TRUST


                      GROUP VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                             ONE AMERICAN SQUARE
                         INDIANAPOLIS, INDIANA 46282


                                 PROSPECTUS



                             Dated: May 1, 2013
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THE PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC., MEMBER FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL


RETIREMENT SERVICES, A DIVISION OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ERETIREMENT.AUL.COM.

(C) 2013 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









P-12784     5/1/13

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION
AUL AMERICAN UNIT TRUST
ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)
A ONEAMERICA(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 249-6269

                                                                     May 1, 2013

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2013

                            AUL AMERICAN UNIT TRUST
                        GROUP VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              ONE AMERICAN SQUARE
                          INDIANAPOLIS, INDIANA 46282
                                 (800) 249-6269

                      ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2013.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                               TABLE OF CONTENTS

DESCRIPTION                                                                PAGE
------------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                               3
------------------------------------------------------------------------- ------
DISTRIBUTION OF CONTRACTS                                                     3
------------------------------------------------------------------------- ------
CUSTODY OF ASSETS                                                             3
------------------------------------------------------------------------- ------
LIMITS ON CONTRIBUTIONS TO                                                    4
RETIREMENT PLANS
------------------------------------------------------------------------- ------
  403(b) Programs                                                             4
------------------------------------------------------------------------- ------
  408 and 408A Programs                                                       4
------------------------------------------------------------------------- ------
  457 Programs                                                                5
------------------------------------------------------------------------- ------
  Employee Benefit Plans                                                      5
------------------------------------------------------------------------- ------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 5
------------------------------------------------------------------------- ------
FINANCIAL STATEMENTS                                                          5
------------------------------------------------------------------------- ------

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA.")

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.

                  LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $17,500 for 2013. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $5,500 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $50,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,500 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $51,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $17,000, or (b) 100 percent of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $51,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2013 is $3,250 for an individual and $6,450 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2012and 2011 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2012, December 31, 2011 and December 31, 2010, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2012 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2012 are included in this Statement of Additional Information.


[PWC LOGO]
           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Unit Trust
and the Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Unit Trust (the "Trust") at December 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 24, 2013

                            AUL American Unit Trust
                 Alger Balanced Portfolio I-2 Class - 015544208

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,445,395   $     1,418,663           122,064
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (150)
                                                       ---------------
Net assets                                             $     1,445,245
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,445,245         1,338,040   $          1.08
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
Total                                                  $     1,445,245         1,338,040
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        21,737
Mortality & expense charges                                                                        (19,167)
                                                                                           ---------------
Net investment income (loss)                                                                         2,570
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,204
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                67,800
                                                                                           ---------------
Net gain (loss)                                                                                     72,004
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        74,574
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,570   $             26,295
Net realized gain (loss)                                                       4,204                (70,198)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          67,800                 32,160
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             74,574                (11,743)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     172,335                166,566
Cost of units redeemed                                                      (366,289)              (346,603)
Account charges                                                               (1,261)                (1,085)
                                                                --------------------   --------------------
Increase (decrease)                                                         (195,215)              (181,122)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (120,641)              (192,865)
Net assets, beginning                                                      1,565,886              1,758,751
                                                                --------------------   --------------------
Net assets, ending                                              $          1,445,245   $          1,565,886
                                                                ====================   ====================
Units sold                                                                   160,584                327,421
Units redeemed                                                              (343,426)              (494,040)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (182,842)              (166,619)
Units outstanding, beginning                                               1,520,882              1,687,501
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,338,040              1,520,882
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,346,596
Cost of units redeemed/account charges                                                           (8,830,799)
Net investment income (loss)                                                                        182,540
Net realized gain (loss)                                                                            217,371
Realized gain distributions                                                                         502,805
Net change in unrealized appreciation (depreciation)                                                 26,732
                                                                                       --------------------
Net assets                                                                             $          1,445,245
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08             1,338   $         1,445              1.25%              4.9%
12/31/2011                        1.03             1,521             1,566              1.25%             -1.2%
12/31/2010                        1.04             1,688             1,759              1.25%              9.0%
12/31/2009                        0.96             1,706             1,632              1.25%             27.6%
12/31/2008                        0.75             1,654             1,239              1.25%            -32.6%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              1.00%              5.2%
12/31/2011                        1.05                 0                 0              1.00%             -1.0%
12/31/2010                        1.06                 0                 0              1.00%              9.2%
12/31/2009                        0.97                 0                 0              1.00%             28.0%
12/31/2008                        0.76                 0                 0              1.00%            -32.4%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.75%              5.4%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%
12/31/2010                        1.08                 0                 0              0.75%              9.5%
12/31/2009                        0.99                 0                 0              0.75%             28.3%
12/31/2008                        0.77                 0                 0              0.75%            -32.3%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%              5.7%
12/31/2011                        1.10                 0                 0              0.50%             -0.5%
12/31/2010                        1.10                 0                 0              0.50%              9.8%
12/31/2009                        1.00                 0                 0              0.50%             28.6%
12/31/2008                        0.78                 0                 0              0.50%            -32.1%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%              6.0%
12/31/2011                        1.12                 0                 0              0.25%             -0.2%
12/31/2010                        1.12                 0                 0              0.25%             10.1%
12/31/2009                        1.02                 0                 0              0.25%             28.9%
12/31/2008                        0.79                 0                 0              0.25%            -31.9%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.00%              6.2%
12/31/2011                        1.19                 0                 0              0.00%              0.0%
12/31/2010                        1.19                 0                 0              0.00%             10.3%
12/31/2009                        1.08                 0                 0              0.00%             29.2%
12/31/2008                        0.84                 0                 0              0.00%            -31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               2.8%
                2010               2.6%
                2009               3.0%
                2008               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Alger Capital Appreciation I-2 Class - 015544703

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,996,640   $    17,050,457           345,938
                                                                         ===============   ===============
Receivables: investments sold                                   39,903
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    21,036,543
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    21,036,543        22,832,180   $          0.92
Band 100                                                            --                --              0.94
Band 75                                                             --                --              0.96
Band 50                                                             --                --              0.99
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $    21,036,543        22,832,180
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       203,370
Mortality & expense charges                                                                       (207,681)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,311)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           680,417
Realized gain distributions                                                                          7,292
Net change in unrealized appreciation (depreciation)                                             1,527,068
                                                                                           ---------------
Net gain (loss)                                                                                  2,214,777
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,210,466
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,311)  $           (129,127)
Net realized gain (loss)                                                     680,417                202,663
Realized gain distributions                                                    7,292                     --
Net change in unrealized appreciation (depreciation)                       1,527,068               (242,374)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,210,466               (168,838)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   9,864,203              2,810,274
Cost of units redeemed                                                    (3,068,935)            (1,570,098)
Account charges                                                               (3,902)                (2,012)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,791,366              1,238,164
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,001,832              1,069,326
Net assets, beginning                                                     12,034,711             10,965,385
                                                                --------------------   --------------------
Net assets, ending                                              $         21,036,543   $         12,034,711
                                                                ====================   ====================
Units sold                                                                11,136,735              3,525,187
Units redeemed                                                            (3,564,734)            (1,955,448)
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,572,001              1,569,739
Units outstanding, beginning                                              15,260,179             13,690,440
                                                                --------------------   --------------------
Units outstanding, ending                                                 22,832,180             15,260,179
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         27,334,948
Cost of units redeemed/account charges                                                          (11,760,462)
Net investment income (loss)                                                                       (516,254)
Net realized gain (loss)                                                                          2,019,289
Realized gain distributions                                                                          12,839
Net change in unrealized appreciation (depreciation)                                              3,946,183
                                                                                       --------------------
Net assets                                                                             $         21,036,543
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92            22,832   $        21,037              1.25%             16.8%
12/31/2011                        0.79            15,260            12,035              1.25%             -1.5%
12/31/2010                        0.80            13,690            10,965              1.25%             12.6%
12/31/2009                        0.71            11,507             8,184              1.25%             49.2%
12/31/2008                        0.48             6,910             3,293              1.25%            -45.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              1.00%             17.1%
12/31/2011                        0.81                 0                 0              1.00%             -1.3%
12/31/2010                        0.82                 0                 0              1.00%             12.9%
12/31/2009                        0.72                 0                 0              1.00%             49.6%
12/31/2008                        0.48                 0                 0              1.00%            -45.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.75%             17.4%
12/31/2011                        0.82                 0                 0              0.75%             -1.0%
12/31/2010                        0.83                 0                 0              0.75%             13.2%
12/31/2009                        0.73                 0                 0              0.75%             50.0%
12/31/2008                        0.49                 0                 0              0.75%            -45.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.50%             17.7%
12/31/2011                        0.84                 0                 0              0.50%             -0.8%
12/31/2010                        0.85                 0                 0              0.50%             13.5%
12/31/2009                        0.75                 0                 0              0.50%             50.3%
12/31/2008                        0.50                 0                 0              0.50%            -45.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%             18.0%
12/31/2011                        0.86                 0                 0              0.25%             -0.6%
12/31/2010                        0.86                 0                 0              0.25%             13.7%
12/31/2009                        0.76                 0                 0              0.25%             50.7%
12/31/2008                        0.50                 0                 0              0.25%            -45.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%             18.3%
12/31/2011                        0.91                 0                 0              0.00%             -0.3%
12/31/2010                        0.92                 0                 0              0.00%             14.0%
12/31/2009                        0.80                 0                 0              0.00%             51.1%
12/31/2008                        0.53                 0                 0              0.00%            -45.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               0.1%
                2010               0.4%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Alger Capital Appreciation Institutional I Class - 015570401

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,726,226   $     6,094,494           301,748
                                                                         ===============   ===============
Receivables: investments sold                                    2,756
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,728,982
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,728,982         4,721,791   $          1.43
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.54
                                                       ---------------   ---------------
Total                                                  $     6,728,982         4,721,791
                                                       ===============   ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        50,628
Mortality & expense charges                                                                        (82,260)
                                                                                           ---------------
Net investment income (loss)                                                                       (31,632)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           151,962
Realized gain distributions                                                                        251,291
Net change in unrealized appreciation (depreciation)                                               582,245
                                                                                           ---------------
Net gain (loss)                                                                                    985,498
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       953,866
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (31,632)  $            (52,706)
Net realized gain (loss)                                                     151,962                112,216
Realized gain distributions                                                  251,291                171,827
Net change in unrealized appreciation (depreciation)                         582,245               (314,453)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            953,866                (83,116)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,994,621              2,071,942
Cost of units redeemed                                                    (1,503,496)              (454,453)
Account charges                                                                 (423)                  (317)
                                                                --------------------   --------------------
Increase (decrease)                                                          490,702              1,617,172
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,444,568              1,534,056
Net assets, beginning                                                      5,284,414              3,750,358
                                                                --------------------   --------------------
Net assets, ending                                              $          6,728,982   $          5,284,414
                                                                ====================   ====================
Units sold                                                                 1,492,589              1,692,933
Units redeemed                                                            (1,096,105)              (367,953)
                                                                --------------------   --------------------
Net increase (decrease)                                                      396,484              1,324,980
Units outstanding, beginning                                               4,325,307              3,000,327
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,721,791              4,325,307
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,859,727
Cost of units redeemed/account charges                                                           (2,366,345)
Net investment income (loss)                                                                       (110,420)
Net realized gain (loss)                                                                            291,170
Realized gain distributions                                                                         423,118
Net change in unrealized appreciation (depreciation)                                                631,732
                                                                                       --------------------
Net assets                                                                             $          6,728,982
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43             4,722   $         6,729              1.25%             16.6%
12/31/2011                        1.22             4,325             5,284              1.25%             -2.3%
12/31/2010                        1.25             3,000             3,750              1.25%             12.1%
12/31/2009                        1.12             1,080             1,205              1.25%             47.3%
12/31/2008                        0.76               329               249              1.25%            -44.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              1.00%             16.9%
12/31/2011                        1.24                 0                 0              1.00%             -2.0%
12/31/2010                        1.26                 0                 0              1.00%             12.4%
12/31/2009                        1.12                 0                 0              1.00%             47.6%
12/31/2008                        0.76                 0                 0              1.00%            -44.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.75%             17.2%
12/31/2011                        1.25                 0                 0              0.75%             -1.8%
12/31/2010                        1.28                 0                 0              0.75%             12.6%
12/31/2009                        1.13                 0                 0              0.75%             48.0%
12/31/2008                        0.77                 0                 0              0.75%            -44.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.50%             17.5%
12/31/2011                        1.27                 0                 0              0.50%             -1.5%
12/31/2010                        1.29                 0                 0              0.50%             12.9%
12/31/2009                        1.14                 0                 0              0.50%             48.4%
12/31/2008                        0.77                 0                 0              0.50%            -44.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.25%             17.8%
12/31/2011                        1.29                 0                 0              0.25%             -1.3%
12/31/2010                        1.30                 0                 0              0.25%             13.2%
12/31/2009                        1.15                 0                 0              0.25%             48.7%
12/31/2008                        0.77                 0                 0              0.25%            -44.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.00%             18.1%
12/31/2011                        1.30                 0                 0              0.00%             -1.0%
12/31/2010                        1.32                 0                 0              0.00%             13.5%
12/31/2009                        1.16                 0                 0              0.00%             49.1%
12/31/2008                        0.78                 0                 0              0.00%            -43.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.0%
                2010               0.0%
                2009               0.3%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Alger Capital Appreciation Institutional R Class - 015570872

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,535,066   $     8,214,499           404,661
                                                                         ===============   ===============
Receivables: investments sold                                   19,486
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,554,552
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,906,336         5,000,200   $          1.38
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.42
Band 50                                                        775,037           535,670              1.45
Band 25                                                             --                --              1.47
Band 0                                                         873,179           585,119              1.49
                                                       ---------------   ---------------
Total                                                  $     8,554,552         6,120,989
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        74,040
Mortality & expense charges                                                                        (60,683)
                                                                                           ---------------
Net investment income (loss)                                                                        13,357
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            61,345
Realized gain distributions                                                                        315,930
Net change in unrealized appreciation (depreciation)                                               338,104
                                                                                           ---------------
Net gain (loss)                                                                                    715,379
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       728,736
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,357   $            (30,077)
Net realized gain (loss)                                                      61,345                171,178
Realized gain distributions                                                  315,930                145,542
Net change in unrealized appreciation (depreciation)                         338,104               (391,436)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            728,736               (104,793)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,586,740              2,674,931
Cost of units redeemed                                                    (1,546,458)              (774,100)
Account charges                                                               (2,839)                (1,606)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,037,443              1,899,225
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,766,179              1,794,432
Net assets, beginning                                                      3,788,373              1,993,941
                                                                --------------------   --------------------
Net assets, ending                                              $          8,554,552   $          3,788,373
                                                                ====================   ====================
Units sold                                                                 5,225,689              2,270,262
Units redeemed                                                            (2,243,566)              (756,856)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,982,123              1,513,406
Units outstanding, beginning                                               3,138,866              1,625,460
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,120,989              3,138,866
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         10,369,023
Cost of units redeemed/account charges                                                           (2,770,044)
Net investment income (loss)                                                                        (42,731)
Net realized gain (loss)                                                                            216,265
Realized gain distributions                                                                         461,472
Net change in unrealized appreciation (depreciation)                                                320,567
                                                                                       --------------------
Net assets                                                                             $          8,554,552
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38             5,000   $         6,906              1.25%             16.1%
12/31/2011                        1.19             2,231             2,654              1.25%             -2.7%
12/31/2010                        1.22             1,543             1,888              1.25%             11.5%
12/31/2009                        1.10               787               863              1.25%             46.5%
12/31/2008                        0.75               323               242              1.25%            -44.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              1.00%             16.4%
12/31/2011                        1.21                 0                 0              1.00%             -2.5%
12/31/2010                        1.24                 0                 0              1.00%             11.8%
12/31/2009                        1.11                 0                 0              1.00%             46.8%
12/31/2008                        0.75                 0                 0              1.00%            -44.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.75%             16.7%
12/31/2011                        1.22                 0                 0              0.75%             -2.3%
12/31/2010                        1.25                 0                 0              0.75%             12.1%
12/31/2009                        1.11                 0                 0              0.75%             47.2%
12/31/2008                        0.76                 0                 0              0.75%            -44.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45               536   $           775              0.50%             17.0%
12/31/2011                        1.24               567               701              0.50%             -2.0%
12/31/2010                        1.26                 0                 0              0.50%             12.4%
12/31/2009                        1.12                 0                 0              0.50%             47.6%
12/31/2008                        0.76                 0                 0              0.50%            -44.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.25%             17.3%
12/31/2011                        1.25                 0                 0              0.25%             -1.8%
12/31/2010                        1.28                 0                 0              0.25%             12.6%
12/31/2009                        1.13                 0                 0              0.25%             47.9%
12/31/2008                        0.77                 0                 0              0.25%            -44.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49               585   $           873              0.00%             17.6%
12/31/2011                        1.27               341               433              0.00%             -1.5%
12/31/2010                        1.29                82               106              0.00%             12.9%
12/31/2009                        1.14                 0                 0              0.00%             48.3%
12/31/2008                        0.77                 0                 0              0.00%            -44.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Alger Large Cap Growth I-2 Class - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,765,086   $    27,325,699           783,906
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (62,588)
                                                       ---------------
Net assets                                             $    36,702,498
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    36,702,498        12,763,072   $          2.88
Band 100                                                            --                --              2.94
Band 75                                                             --                --              3.01
Band 50                                                             --                --              3.08
Band 25                                                             --                --              3.15
Band 0                                                              --                --              3.59
                                                       ---------------   ---------------
Total                                                  $    36,702,498        12,763,072
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       450,091
Mortality & expense charges                                                                       (485,008)
                                                                                           ---------------
Net investment income (loss)                                                                       (34,917)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         1,716,461
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,622,385
                                                                                           ---------------
Net gain (loss)                                                                                  3,338,846
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,303,929
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (34,917)  $            (99,484)
Net realized gain (loss)                                                   1,716,461              2,081,750
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,622,385             (2,491,884)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,303,929               (509,618)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,264,110              1,800,685
Cost of units redeemed                                                    (7,595,787)            (6,902,736)
Account charges                                                              (13,043)               (15,896)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,344,720)            (5,117,947)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,040,791)            (5,627,565)
Net assets, beginning                                                     38,743,289             44,370,854
                                                                --------------------   --------------------
Net assets, ending                                              $         36,702,498   $         38,743,289
                                                                ====================   ====================
Units sold                                                                   937,014              1,078,234
Units redeemed                                                            (2,791,519)            (2,936,460)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,854,505)            (1,858,226)
Units outstanding, beginning                                              14,617,577             16,475,803
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,763,072             14,617,577
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        324,314,337
Cost of units redeemed/account charges                                                         (301,114,297)
Net investment income (loss)                                                                     12,236,797
Net realized gain (loss)                                                                        (18,505,524)
Realized gain distributions                                                                      10,331,798
Net change in unrealized appreciation (depreciation)                                              9,439,387
                                                                                       --------------------
Net assets                                                                             $         36,702,498
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.88            12,763   $        36,702              1.25%              8.5%
12/31/2011                        2.65            14,618            38,743              1.25%             -1.6%
12/31/2010                        2.69            16,476            44,371              1.25%             12.0%
12/31/2009                        2.40            17,861            42,954              1.25%             45.7%
12/31/2008                        1.65            20,660            34,093              1.25%            -46.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.94                 0   $             0              1.00%              8.8%
12/31/2011                        2.71                 0                 0              1.00%             -1.3%
12/31/2010                        2.74                 0                 0              1.00%             12.3%
12/31/2009                        2.44                 0                 0              1.00%             46.1%
12/31/2008                        1.67                 0                 0              1.00%            -46.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.01                 0   $             0              0.75%              9.0%
12/31/2011                        2.76                 0                 0              0.75%             -1.1%
12/31/2010                        2.79                 0                 0              0.75%             12.5%
12/31/2009                        2.48                 0                 0              0.75%             46.5%
12/31/2008                        1.69                 0                 0              0.75%            -46.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.08                 0   $             0              0.50%              9.3%
12/31/2011                        2.82                 0                 0              0.50%             -0.8%
12/31/2010                        2.84                 0                 0              0.50%             12.8%
12/31/2009                        2.52                 0                 0              0.50%             46.8%
12/31/2008                        1.72                 0                 0              0.50%            -46.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.15                 0   $             0              0.25%              9.6%
12/31/2011                        2.88                 0                 0              0.25%             -0.6%
12/31/2010                        2.90                 0                 0              0.25%             13.1%
12/31/2009                        2.56                 0                 0              0.25%             47.2%
12/31/2008                        1.74                 0                 0              0.25%            -46.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.59                 0   $             0              0.00%              9.9%
12/31/2011                        3.27                 0                 0              0.00%             -0.3%
12/31/2010                        3.28                 0                 0              0.00%             13.4%
12/31/2009                        2.89                 0                 0              0.00%             47.6%
12/31/2008                        1.96                 0                 0              0.00%            -46.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.0%
                2010               0.7%
                2009               0.6%
                2008               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Alger Small Cap Growth Institutional Fund I Class - 015570104

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,027,806   $     5,696,447           234,010
                                                                         ===============   ===============
Receivables: investments sold                                   30,715
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,058,521
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,058,521         5,109,270   $          1.19
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
Total                                                  $     6,058,521         5,109,270
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (82,841)
                                                                                           ---------------
Net investment income (loss)                                                                       (82,841)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           382,391
Realized gain distributions                                                                        666,459
Net change in unrealized appreciation (depreciation)                                              (322,212)
                                                                                           ---------------
Net gain (loss)                                                                                    726,638
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       643,797
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (82,841)  $            (71,180)
Net realized gain (loss)                                                     382,391                249,175
Realized gain distributions                                                  666,459                236,311
Net change in unrealized appreciation (depreciation)                        (322,212)              (659,579)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            643,797               (245,273)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     587,174              1,751,394
Cost of units redeemed                                                    (1,057,039)              (968,490)
Account charges                                                               (6,396)                (5,045)
                                                                --------------------   --------------------
Increase (decrease)                                                         (476,261)               777,859
                                                                --------------------   --------------------
Net increase (decrease)                                                      167,536                532,586
Net assets, beginning                                                      5,890,985              5,358,399
                                                                --------------------   --------------------
Net assets, ending                                              $          6,058,521   $          5,890,985
                                                                ====================   ====================
Units sold                                                                 1,685,925              1,710,628
Units redeemed                                                            (2,092,435)            (1,005,812)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (406,510)               704,816
Units outstanding, beginning                                               5,515,780              4,810,964
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,109,270              5,515,780
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,584,975
Cost of units redeemed/account charges                                                           (3,960,905)
Net investment income (loss)                                                                       (244,119)
Net realized gain (loss)                                                                            444,441
Realized gain distributions                                                                         902,770
Net change in unrealized appreciation (depreciation)                                                331,359
                                                                                       --------------------
Net assets                                                                             $          6,058,521
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19             5,109   $         6,059              1.25%             11.0%
12/31/2011                        1.07             5,516             5,891              1.25%             -4.1%
12/31/2010                        1.11             4,811             5,358              1.25%             24.1%
12/31/2009                        0.90             4,103             3,683              1.25%             41.9%
12/31/2008                        0.63               994               629              1.25%            -46.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              1.00%             11.3%
12/31/2011                        1.08                 0                 0              1.00%             -3.9%
12/31/2010                        1.13                 0                 0              1.00%             24.4%
12/31/2009                        0.90                 0                 0              1.00%             42.3%
12/31/2008                        0.64                 0                 0              1.00%            -46.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.75%             11.6%
12/31/2011                        1.10                 0                 0              0.75%             -3.6%
12/31/2010                        1.14                 0                 0              0.75%             24.7%
12/31/2009                        0.91                 0                 0              0.75%             42.6%
12/31/2008                        0.64                 0                 0              0.75%            -46.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%             11.9%
12/31/2011                        1.11                 0                 0              0.50%             -3.4%
12/31/2010                        1.15                 0                 0              0.50%             25.0%
12/31/2009                        0.92                 0                 0              0.50%             43.0%
12/31/2008                        0.64                 0                 0              0.50%            -46.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.25%             12.1%
12/31/2011                        1.12                 0                 0              0.25%             -3.1%
12/31/2010                        1.16                 0                 0              0.25%             25.3%
12/31/2009                        0.93                 0                 0              0.25%             43.4%
12/31/2008                        0.65                 0                 0              0.25%            -46.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.00%             12.4%
12/31/2011                        1.14                 0                 0              0.00%             -2.9%
12/31/2010                        1.17                 0                 0              0.00%             25.6%
12/31/2009                        0.93                 0                 0              0.00%             43.7%
12/31/2008                        0.65                 0                 0              0.00%            -45.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Alger Small Cap Growth Institutional Fund R Class - 015570708

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       563,978   $       577,433            23,192
                                                                         ===============   ===============
Receivables: investments sold                                    4,479
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       568,457
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       568,457           494,281   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
Total                                                  $       568,457           494,281
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,866)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,866)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            14,868
Realized gain distributions                                                                         65,961
Net change in unrealized appreciation (depreciation)                                               (20,586)
                                                                                           ---------------
Net gain (loss)                                                                                     60,243
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        53,377
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,866)  $             (7,298)
Net realized gain (loss)                                                      14,868                137,271
Realized gain distributions                                                   65,961                 23,030
Net change in unrealized appreciation (depreciation)                         (20,586)              (172,910)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             53,377                (19,907)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      33,531                211,891
Cost of units redeemed                                                       (44,907)              (438,464)
Account charges                                                                 (123)                   (93)
                                                                --------------------   --------------------
Increase (decrease)                                                          (11,499)              (226,666)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,878               (246,573)
Net assets, beginning                                                        526,579                773,152
                                                                --------------------   --------------------
Net assets, ending                                              $            568,457   $            526,579
                                                                ====================   ====================
Units sold                                                                    83,282                222,231
Units redeemed                                                               (94,730)              (425,001)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,448)              (202,770)
Units outstanding, beginning                                                 505,729                708,499
                                                                --------------------   --------------------
Units outstanding, ending                                                    494,281                505,729
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,175,338
Cost of units redeemed/account charges                                                             (761,974)
Net investment income (loss)                                                                        (29,947)
Net realized gain (loss)                                                                            109,504
Realized gain distributions                                                                          88,991
Net change in unrealized appreciation (depreciation)                                                (13,455)
                                                                                       --------------------
Net assets                                                                             $            568,457
                                                                                       ====================

-----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15               494   $           568              1.25%             10.5%
12/31/2011                        1.04               506               527              1.25%             -4.6%
12/31/2010                        1.09               708               773              1.25%             23.5%
12/31/2009                        0.88               546               483              1.25%             41.4%
12/31/2008                        0.63               370               232              1.25%            -46.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             10.7%
12/31/2011                        1.05                 0                 0              1.00%             -4.3%
12/31/2010                        1.10                 0                 0              1.00%             23.8%
12/31/2009                        0.89                 0                 0              1.00%             41.7%
12/31/2008                        0.63                 0                 0              1.00%            -46.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.75%             11.0%
12/31/2011                        1.07                 0                 0              0.75%             -4.1%
12/31/2010                        1.11                 0                 0              0.75%             24.1%
12/31/2009                        0.90                 0                 0              0.75%             42.1%
12/31/2008                        0.63                 0                 0              0.75%            -46.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.50%             11.3%
12/31/2011                        1.08                 0                 0              0.50%             -3.9%
12/31/2010                        1.13                 0                 0              0.50%             24.4%
12/31/2009                        0.91                 0                 0              0.50%             42.4%
12/31/2008                        0.64                 0                 0              0.50%            -46.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%             11.6%
12/31/2011                        1.10                 0                 0              0.25%             -3.6%
12/31/2010                        1.14                 0                 0              0.25%             24.7%
12/31/2009                        0.91                 0                 0              0.25%             42.8%
12/31/2008                        0.64                 0                 0              0.25%            -46.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.00%             11.8%
12/31/2011                        1.11                 0                 0              0.00%             -3.4%
12/31/2010                        1.15                 0                 0              0.00%             25.0%
12/31/2009                        0.92                 0                 0              0.00%             43.1%
12/31/2008                        0.64                 0                 0              0.00%            -46.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Alliance Bernstein 2010 Strategy R Class - 01879T359

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        14,183   $        13,897             1,371
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $        14,177
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        14,177            14,697   $          0.96
Band 100                                                            --                --              0.98
Band 75                                                             --                --              0.99
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
Total                                                  $        14,177            14,697
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,040
Mortality & expense charges                                                                         (1,219)
                                                                                           ---------------
Net investment income (loss)                                                                           821
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             8,431
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,615)
                                                                                           ---------------
Net gain (loss)                                                                                      6,816
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,637
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                821   $                967
Net realized gain (loss)                                                       8,431                  6,166
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,615)               (11,888)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,637                 (4,755)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      14,305                 12,869
Cost of units redeemed                                                      (138,661)               (41,733)
Account charges                                                                  (88)                  (366)
                                                                --------------------   --------------------
Increase (decrease)                                                         (124,444)               (29,230)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (116,807)               (33,985)
Net assets, beginning                                                        130,984                164,969
                                                                --------------------   --------------------
Net assets, ending                                              $             14,177   $            130,984
                                                                ====================   ====================
Units sold                                                                    15,409                 37,839
Units redeemed                                                              (147,358)               (70,354)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (131,949)               (32,515)
Units outstanding, beginning                                                 146,646                179,161
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,697                146,646
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            293,694
Cost of units redeemed/account charges                                                             (337,742)
Net investment income (loss)                                                                          5,735
Net realized gain (loss)                                                                             50,631
Realized gain distributions                                                                           1,573
Net change in unrealized appreciation (depreciation)                                                    286
                                                                                       --------------------
Net assets                                                                             $             14,177
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.96                15   $            14              1.25%              8.0%
12/31/2011                        0.89               147               131              1.25%             -3.0%
12/31/2010                        0.92               179               165              1.25%             10.4%
12/31/2009                        0.83               165               137              1.25%             27.5%
12/31/2008                        0.65               107                70              1.25%            -33.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.98                 0   $             0              1.00%              8.3%
12/31/2011                        0.90                 0                 0              1.00%             -2.8%
12/31/2010                        0.93                 0                 0              1.00%             10.7%
12/31/2009                        0.84                 0                 0              1.00%             27.8%
12/31/2008                        0.66                 0                 0              1.00%            -33.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.99                 0   $             0              0.75%              8.5%
12/31/2011                        0.91                 0                 0              0.75%             -2.5%
12/31/2010                        0.94                 0                 0              0.75%             11.0%
12/31/2009                        0.84                 0                 0              0.75%             28.1%
12/31/2008                        0.66                 0                 0              0.75%            -33.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.00                 0   $             0              0.50%              8.8%
12/31/2011                        0.92                 0                 0              0.50%             -2.3%
12/31/2010                        0.94                 0                 0              0.50%             11.3%
12/31/2009                        0.85                 0                 0              0.50%             28.4%
12/31/2008                        0.66                 0                 0              0.50%            -33.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.02                 0   $             0              0.25%              9.1%
12/31/2011                        0.93                 0                 0              0.25%             -2.0%
12/31/2010                        0.95                 0                 0              0.25%             11.5%
12/31/2009                        0.85                 0                 0              0.25%             28.8%
12/31/2008                        0.66                 0                 0              0.25%            -33.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.03                 0   $             0              0.00%              9.4%
12/31/2011                        0.94                 0                 0              0.00%             -1.8%
12/31/2010                        0.96                 0                 0              0.00%             11.8%
12/31/2009                        0.86                 0                 0              0.00%             29.1%
12/31/2008                        0.66                 0                 0              0.00%            -33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.8%
                2011               2.0%
                2010               2.7%
                2009               2.3%
                2008               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Alliance Bernstein 2010 Strategy Advisor Class - 01879T763

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           203   $           197                19
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           203
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           203               205   $          0.99
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $           203               205
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             5
Mortality & expense charges                                                                             (4)
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                71
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    14
                                                                                           ---------------
Net gain (loss)                                                                                         85
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            86
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $             (6,417)
Net realized gain (loss)                                                          71                192,324
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              14               (339,035)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 86               (153,128)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         160                263,137
Cost of units redeemed                                                        (1,306)            (3,516,244)
Account charges                                                                   --                 (3,870)
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,146)            (3,256,977)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,060)            (3,410,105)
Net assets, beginning                                                          1,263              3,411,368
                                                                --------------------   --------------------
Net assets, ending                                              $                203   $              1,263
                                                                ====================   ====================
Units sold                                                                       171                264,987
Units redeemed                                                                (1,353)            (3,800,798)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,182)            (3,535,811)
Units outstanding, beginning                                                   1,387              3,537,198
                                                                --------------------   --------------------
Units outstanding, ending                                                        205                  1,387
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,480,051
Cost of units redeemed/account charges                                                           (7,217,707)
Net investment income (loss)                                                                        257,698
Net realized gain (loss)                                                                           (643,133)
Realized gain distributions                                                                         123,288
Net change in unrealized appreciation (depreciation)                                                      6
                                                                                       --------------------
Net assets                                                                             $                203
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1 .00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.99                 0   $             0              1.25%              8.6%
12/31/2011                        0.91                 1                 1              1.25%             -2.6%
12/31/2010                        0.93                 0                 0              1.25%             11.0%
12/31/2009                        0.84               326               275              1.25%             28.0%
12/31/2008                        0.66               201               132              1.25%            -33.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.00                 0   $             0              1.00%              8.9%
12/31/2011                        0.92                 0                 0              1.00%             -2.4%
12/31/2010                        0.94                 0                 0              1.00%             11.3%
12/31/2009                        0.85                 0                 0              1.00%             28.4%
12/31/2008                        0.66                 0                 0              1.00%            -33.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.01                 0   $             0              0.75%              9.2%
12/31/2011                        0.93                 0                 0              0.75%             -2.1%
12/31/2010                        0.95                 0                 0              0.75%             11.6%
12/31/2009                        0.85                 0                 0              0.75%             28.7%
12/31/2008                        0.66                 0                 0              0.75%            -33.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.03                 0   $             0              0.50%              9.4%
12/31/2011                        0.94                 0                 0              0.50%             -1.9%
12/31/2010                        0.96                 0                 0              0.50%             11.9%
12/31/2009                        0.86                 0                 0              0.50%             29.0%
12/31/2008                        0.66                 0                 0              0.50%            -33.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.04                 0   $             0              0.25%              9.7%
12/31/2011                        0.95                 0                 0              0.25%             -1.6%
12/31/2010                        0.96             3,537             3,411              0.25%             12.2%
12/31/2009                        0.86             3,902             3,356              0.25%             29.3%
12/31/2008                        0.66             4,481             2,980              0.25%            -32.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.05                 0   $             0              0.00%             10.0%
12/31/2011                        0.96                 0                 0              0.00%             -1.4%
12/31/2010                        0.97                 0                 0              0.00%             12.4%
12/31/2009                        0.86                 0                 0              0.00%             29.7%
12/31/2008                        0.67                 0                 0              0.00%            -32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.7%
                2011               0.0%
                2010               2.9%
                2009               2.3%
                2008               7.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Alliance Bernstein 2015 Strategy R Class - 01879T326

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       318,526   $       294,224            30,598
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $       318,525
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       318,525           340,651   $          0.94
Band 100                                                            --                --              0.95
Band 75                                                             --                --              0.96
Band 50                                                             --                --              0.97
Band 25                                                             --                --              0.98
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $       318,525           340,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         8,477
Mortality & expense charges                                                                         (5,336)
                                                                                           ---------------
Net investment income (loss)                                                                         3,141
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            16,454
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                17,579
                                                                                           ---------------
Net gain (loss)                                                                                     34,033
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        37,174
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,141   $              1,712
Net realized gain (loss)                                                      16,454                108,225
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          17,579               (115,330)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             37,174                 (5,393)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      52,855                 82,144
Cost of units redeemed                                                      (223,532)              (372,511)
Account charges                                                                 (595)                  (553)
                                                                --------------------   --------------------
Increase (decrease)                                                         (171,272)              (290,920)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (134,098)              (296,313)
Net assets, beginning                                                        452,623                748,936
                                                                --------------------   --------------------
Net assets, ending                                              $            318,525   $            452,623
                                                                ====================   ====================
Units sold                                                                    58,397                 90,691
Units redeemed                                                              (245,887)              (400,096)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (187,490)              (309,405)
Units outstanding, beginning                                                 528,141                837,546
                                                                --------------------   --------------------
Units outstanding, ending                                                    340,651                528,141
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            824,016
Cost of units redeemed/account charges                                                             (671,516)
Net investment income (loss)                                                                         24,671
Net realized gain (loss)                                                                            109,105
Realized gain distributions                                                                           7,947
Net change in unrealized appreciation (depreciation)                                                 24,302
                                                                                       --------------------
Net assets                                                                             $            318,525
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.94               341   $           319              1.25%              9.1%
12/31/2011                        0.86               528               453              1.25%             -4.2%
12/31/2010                        0.89               838               749              1.25%             10.8%
12/31/2009                        0.81               876               707              1.25%             28.8%
12/31/2008                        0.63               357               223              1.25%            -36.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.95                 0   $             0              1.00%              9.4%
12/31/2011                        0.87                 0                 0              1.00%             -3.9%
12/31/2010                        0.90                 0                 0              1.00%             11.1%
12/31/2009                        0.81                 0                 0              1.00%             29.1%
12/31/2008                        0.63                 0                 0              1.00%            -36.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.96                 0   $             0              0.75%              9.7%
12/31/2011                        0.87                 0                 0              0.75%             -3.7%
12/31/2010                        0.91                 0                 0              0.75%             11.4%
12/31/2009                        0.82                 0                 0              0.75%             29.5%
12/31/2008                        0.63                 0                 0              0.75%            -36.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.97                 0   $             0              0.50%              9.9%
12/31/2011                        0.88                 0                 0              0.50%             -3.4%
12/31/2010                        0.92                 0                 0              0.50%             11.7%
12/31/2009                        0.82                 0                 0              0.50%             29.8%
12/31/2008                        0.63                 0                 0              0.50%            -36.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.98                 0   $             0              0.25%             10.2%
12/31/2011                        0.89                 0                 0              0.25%             -3.2%
12/31/2010                        0.92                 0                 0              0.25%             11.9%
12/31/2009                        0.82                 0                 0              0.25%             30.1%
12/31/2008                        0.63                 0                 0              0.25%            -35.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.00                 0   $             0              0.00%             10.5%
12/31/2011                        0.90                 0                 0              0.00%             -3.0%
12/31/2010                        0.93                 0                 0              0.00%             12.2%
12/31/2009                        0.83                 0                 0              0.00%             30.4%
12/31/2008                        0.64                 0                 0              0.00%            -35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               1.5%
                2010               2.5%
                2009               2.4%
                2008               5.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            AllianceBernstein 2015 Strategy Advisor Class - 01879T722

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           205   $           198                19
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           205
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           205               214   $          0.96
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.98
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $           205               214
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             5
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                             3
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 9
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    11
                                                                                           ---------------
Net gain (loss)                                                                                         20
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            23
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  3   $            (15,958)
Net realized gain (loss)                                                           9               (156,612)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              11               (384,702)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 23               (557,272)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         160                871,404
Cost of units redeemed                                                          (162)            (8,441,681)
Account charges                                                                   --                 (6,640)
                                                                --------------------   --------------------
Increase (decrease)                                                               (2)            (7,576,917)
                                                                --------------------   --------------------
Net increase (decrease)                                                           21             (8,134,189)
Net assets, beginning                                                            184              8,134,373
                                                                --------------------   --------------------
Net assets, ending                                              $                205   $                184
                                                                ====================   ====================
Units sold                                                                       178                902,669
Units redeemed                                                                  (174)            (9,574,437)
                                                                --------------------   --------------------
Net increase (decrease)                                                            4             (8,671,768)
Units outstanding, beginning                                                     210              8,671,978
                                                                --------------------   --------------------
Units outstanding, ending                                                        214                    210
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,551,605
Cost of units redeemed/account charges                                                          (11,454,318)
Net investment income (loss)                                                                        495,036
Net realized gain (loss)                                                                           (780,836)
Realized gain distributions                                                                         188,711
Net change in unrealized appreciation (depreciation)                                                      7
                                                                                       --------------------
Net assets                                                                             $                205
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.96                 0   $             0              1.25%              9.6%
12/31/2011                        0.88                 0                 0              1.25%             -3.6%
12/31/2010                        0.91                 3                 3              1.25%             11.5%
12/31/2009                        0.82               997               813              1.25%             29.5%
12/31/2008                        0.63               750               472              1.25%            -36.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.97                 0   $             0              1.00%              9.8%
12/31/2011                        0.89                 0                 0              1.00%             -3.4%
12/31/2010                        0.92                 0                 0              1.00%             11.7%
12/31/2009                        0.82                 0                 0              1.00%             29.9%
12/31/2008                        0.63                 0                 0              1.00%            -36.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.98                 0   $             0              0.75%             10.1%
12/31/2011                        0.89                 0                 0              0.75%             -3.2%
12/31/2010                        0.92                 0                 0              0.75%             12.0%
12/31/2009                        0.82                 0                 0              0.75%             30.2%
12/31/2008                        0.63                 0                 0              0.75%            -35.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.00                 0   $             0              0.50%             10.4%
12/31/2011                        0.90                 0                 0              0.50%             -2.9%
12/31/2010                        0.93                 0                 0              0.50%             12.3%
12/31/2009                        0.83                 0                 0              0.50%             30.5%
12/31/2008                        0.63                 0                 0              0.50%            -35.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.01                 0   $             0              0.25%             10.7%
12/31/2011                        0.91                 0                 0              0.25%             -2.7%
12/31/2010                        0.94             8,669             8,131              0.25%             12.6%
12/31/2009                        0.83             8,405             7,003              0.25%             30.9%
12/31/2008                        0.64             7,706             4,907              0.25%            -35.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.02                 0   $             0              0.00%             11.0%
12/31/2011                        0.92                 0                 0              0.00%             -2.4%
12/31/2010                        0.95                 0                 0              0.00%             12.9%
12/31/2009                        0.84                 0                 0              0.00%             31.2%
12/31/2008                        0.64                 0                 0              0.00%            -35.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               0.0%
                2010               3.1%
                2009               2.4%
                2008               6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein 2020 Strategy R Class - 01879T284

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       542,508   $       510,499            53,086
                                                                         ===============   ===============
Receivables: investments sold                                       33
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       542,541
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       542,541           602,814   $          0.90
Band 100                                                            --                --              0.91
Band 75                                                             --                --              0.92
Band 50                                                             --                --              0.94
Band 25                                                             --                --              0.95
Band 0                                                              --                --              0.96
                                                       ---------------   ---------------
Total                                                  $       542,541           602,814
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,735
Mortality & expense charges                                                                         (7,234)
                                                                                           ---------------
Net investment income (loss)                                                                         2,501
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,455
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                40,918
                                                                                           ---------------
Net gain (loss)                                                                                     51,373
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        53,874
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,501   $              1,085
Net realized gain (loss)                                                      10,455                155,377
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          40,918               (177,695)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             53,874                (21,233)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      85,634                264,773
Cost of units redeemed                                                      (253,003)              (629,353)
Account charges                                                                 (765)                (1,045)
                                                                --------------------   --------------------
Increase (decrease)                                                         (168,134)              (365,625)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (114,260)              (386,858)
Net assets, beginning                                                        656,801              1,043,659
                                                                --------------------   --------------------
Net assets, ending                                              $            542,541   $            656,801
                                                                ====================   ====================
Units sold                                                                    99,177                303,435
Units redeemed                                                              (295,806)              (705,069)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (196,629)              (401,634)
Units outstanding, beginning                                                 799,443              1,201,077
                                                                --------------------   --------------------
Units outstanding, ending                                                    602,814                799,443
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,361,707
Cost of units redeemed/account charges                                                           (1,080,665)
Net investment income (loss)                                                                         23,099
Net realized gain (loss)                                                                            204,080
Realized gain distributions                                                                           2,311
Net change in unrealized appreciation (depreciation)                                                 32,009
                                                                                       --------------------
Net assets                                                                             $            542,541
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.90               603   $           543              1.25%              9.5%
12/31/2011                        0.82               799               657              1.25%             -5.5%
12/31/2010                        0.87             1,201             1,044              1.25%             11.3%
12/31/2009                        0.78               940               734              1.25%             30.0%
12/31/2008                        0.60               164                98              1.25%            -39.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.91                 0   $             0              1.00%              9.8%
12/31/2011                        0.83                 0                 0              1.00%             -5.2%
12/31/2010                        0.88                 0                 0              1.00%             11.6%
12/31/2009                        0.78                 0                 0              1.00%             30.3%
12/31/2008                        0.60                 0                 0              1.00%            -38.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.92                 0   $             0              0.75%             10.1%
12/31/2011                        0.84                 0                 0              0.75%             -5.0%
12/31/2010                        0.88                 0                 0              0.75%             11.9%
12/31/2009                        0.79                 0                 0              0.75%             30.6%
12/31/2008                        0.60                 0                 0              0.75%            -38.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.94                 0   $             0              0.50%             10.4%
12/31/2011                        0.85                 0                 0              0.50%             -4.7%
12/31/2010                        0.89                 0                 0              0.50%             12.1%
12/31/2009                        0.79                 0                 0              0.50%             30.9%
12/31/2008                        0.61                 0                 0              0.50%            -38.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.95                 0   $             0              0.25%             10.7%
12/31/2011                        0.86                 0                 0              0.25%             -4.5%
12/31/2010                        0.90                 0                 0              0.25%             12.4%
12/31/2009                        0.80                 0                 0              0.25%             31.3%
12/31/2008                        0.61                 0                 0              0.25%            -38.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.96                 0   $             0              0.00%             10.9%
12/31/2011                        0.87                 0                 0              0.00%             -4.3%
12/31/2010                        0.90                 0                 0              0.00%             12.7%
12/31/2009                        0.80                 0                 0              0.00%             31.6%
12/31/2008                        0.61                 0                 0              0.00%            -38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.4%
                2010               2.6%
                2009               2.7%
                2008               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            AllianceBernstein 2020 Strategy Advisor Class - 01879T672

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        15,200   $        14,324             1,483
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (9)
                                                       ---------------
Net assets                                             $        15,191
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        15,191            16,469   $          0.92
Band 100                                                            --                --              0.93
Band 75                                                             --                --              0.95
Band 50                                                             --                --              0.96
Band 25                                                             --                --              0.97
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
Total                                                  $        15,191            16,469
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           349
Mortality & expense charges                                                                           (166)
                                                                                           ---------------
Net investment income (loss)                                                                           183
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                18
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,057
                                                                                           ---------------
Net gain (loss)                                                                                      1,075
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,258
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                183   $            (12,661)
Net realized gain (loss)                                                          18               (305,491)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,057               (177,204)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,258               (495,356)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       3,026                527,488
Cost of units redeemed                                                          (164)            (6,771,844)
Account charges                                                                  (30)                (5,855)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,832             (6,250,211)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,090             (6,745,567)
Net assets, beginning                                                         11,101              6,756,668
                                                                --------------------   --------------------
Net assets, ending                                              $             15,191   $             11,101
                                                                ====================   ====================
Units sold                                                                     3,444                565,820
Units redeemed                                                                  (216)            (7,974,428)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,228             (7,408,608)
Units outstanding, beginning                                                  13,241              7,421,849
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,469                 13,241
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,823,850
Cost of units redeemed/account charges                                                           (8,558,747)
Net investment income (loss)                                                                        367,763
Net realized gain (loss)                                                                           (792,084)
Realized gain distributions                                                                         173,533
Net change in unrealized appreciation (depreciation)                                                    876
                                                                                       --------------------
Net assets                                                                             $             15,191
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.92                16   $            15              1.25%             10.0%
12/31/2011                        0.84                13                11              1.25%             -5.0%
12/31/2010                        0.88                10                 9              1.25%             11.9%
12/31/2009                        0.79               566               447              1.25%             30.7%
12/31/2008                        0.60               303               183              1.25%            -38.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.93                 0   $             0              1.00%             10.3%
12/31/2011                        0.85                 0                 0              1.00%             -4.7%
12/31/2010                        0.89                 0                 0              1.00%             12.2%
12/31/2009                        0.79                 0                 0              1.00%             31.0%
12/31/2008                        0.61                 0                 0              1.00%            -38.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.95                 0   $             0              0.75%             10.6%
12/31/2011                        0.86                 0                 0              0.75%             -4.5%
12/31/2010                        0.90                 0                 0              0.75%             12.4%
12/31/2009                        0.80                 0                 0              0.75%             31.3%
12/31/2008                        0.61                 0                 0              0.75%            -38.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.96                 0   $             0              0.50%             10.9%
12/31/2011                        0.86                 0                 0              0.50%             -4.3%
12/31/2010                        0.90                 0                 0              0.50%             12.7%
12/31/2009                        0.80                 0                 0              0.50%             31.6%
12/31/2008                        0.61                 0                 0              0.50%            -38.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.97                 0   $             0              0.25%             11.1%
12/31/2011                        0.87                 0                 0              0.25%             -4.0%
12/31/2010                        0.91             7,412             6,748              0.25%             13.0%
12/31/2009                        0.81             6,886             5,548              0.25%             32.0%
12/31/2008                        0.61             6,857             4,186              0.25%            -38.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.98                 0   $             0              0.00%             11.4%
12/31/2011                        0.88                 0                 0              0.00%             -3.8%
12/31/2010                        0.92                 0                 0              0.00%             13.3%
12/31/2009                        0.81                 0                 0              0.00%             32.3%
12/31/2008                        0.61                 0                 0              0.00%            -38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.7%
                2011               0.0%
                2010               2.8%
                2009               2.3%
                2008               5.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein 2025 Strategy R Class - 01879T250

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       580,940   $       537,623            56,194
                                                                         ===============   ===============
Receivables: investments sold                                      114
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       581,054
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       581,054           666,609   $          0.87
Band 100                                                            --                --              0.88
Band 75                                                             --                --              0.89
Band 50                                                             --                --              0.91
Band 25                                                             --                --              0.92
Band 0                                                              --                --              0.93
                                                       ---------------   ---------------
Total                                                  $       581,054           666,609
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         8,480
Mortality & expense charges                                                                         (7,300)
                                                                                           ---------------
Net investment income (loss)                                                                         1,180
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            15,217
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                45,139
                                                                                           ---------------
Net gain (loss)                                                                                     60,356
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        61,536
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,180   $                883
Net realized gain (loss)                                                      15,217                120,497
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          45,139               (159,755)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             61,536                (38,375)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     100,611                139,475
Cost of units redeemed                                                      (349,527)              (367,333)
Account charges                                                                 (428)                  (937)
                                                                --------------------   --------------------
Increase (decrease)                                                         (249,344)              (228,795)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (187,808)              (267,170)
Net assets, beginning                                                        768,862              1,036,032
                                                                --------------------   --------------------
Net assets, ending                                              $            581,054   $            768,862
                                                                ====================   ====================
Units sold                                                                   121,267                165,197
Units redeemed                                                              (427,785)              (415,404)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (306,518)              (250,207)
Units outstanding, beginning                                                 973,127              1,223,334
                                                                --------------------   --------------------
Units outstanding, ending                                                    666,609                973,127
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,293,776
Cost of units redeemed/account charges                                                             (945,983)
Net investment income (loss)                                                                         16,781
Net realized gain (loss)                                                                            171,553
Realized gain distributions                                                                           1,610
Net change in unrealized appreciation (depreciation)                                                 43,317
                                                                                       --------------------
Net assets                                                                             $            581,054
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.87               667   $           581              1.25%             10.3%
12/31/2011                        0.79               973               769              1.25%             -6.7%
12/31/2010                        0.85             1,223             1,036              1.25%             11.5%
12/31/2009                        0.76               731               556              1.25%             31.0%
12/31/2008                        0.58                84                49              1.25%            -41.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.88                 0   $             0              1.00%             10.6%
12/31/2011                        0.80                 0                 0              1.00%             -6.5%
12/31/2010                        0.85                 0                 0              1.00%             11.7%
12/31/2009                        0.76                 0                 0              1.00%             31.3%
12/31/2008                        0.58                 0                 0              1.00%            -40.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.89                 0   $             0              0.75%             10.9%
12/31/2011                        0.81                 0                 0              0.75%             -6.2%
12/31/2010                        0.86                 0                 0              0.75%             12.0%
12/31/2009                        0.77                 0                 0              0.75%             31.6%
12/31/2008                        0.58                 0                 0              0.75%            -40.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.91                 0   $             0              0.50%             11.2%
12/31/2011                        0.81                 0                 0              0.50%             -6.0%
12/31/2010                        0.87                 0                 0              0.50%             12.3%
12/31/2009                        0.77                 0                 0              0.50%             31.9%
12/31/2008                        0.59                 0                 0              0.50%            -40.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.92                 0   $             0              0.25%             11.4%
12/31/2011                        0.82                 0                 0              0.25%             -5.8%
12/31/2010                        0.87                 0                 0              0.25%             12.6%
12/31/2009                        0.78                 0                 0              0.25%             32.3%
12/31/2008                        0.59                 0                 0              0.25%            -40.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.93                 0   $             0              0.00%             11.7%
12/31/2011                        0.83                 0                 0              0.00%             -5.5%
12/31/2010                        0.88                 0                 0              0.00%             12.9%
12/31/2009                        0.78                 0                 0              0.00%             32.6%
12/31/2008                        0.59                 0                 0              0.00%            -40.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.3%
                2010               2.7%
                2009               2.7%
                2008               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            AllianceBernstein 2025 Strategy Advisor Class - 01879T631

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        49,713   $        46,976             4,807
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        49,713
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        49,713            55,575   $          0.89
Band 100                                                            --                --              0.91
Band 75                                                             --                --              0.92
Band 50                                                             --                --              0.93
Band 25                                                             --                --              0.94
Band 0                                                              --                --              0.95
                                                       ---------------   ---------------
Total                                                  $        49,713            55,575
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           965
Mortality & expense charges                                                                           (457)
                                                                                           ---------------
Net investment income (loss)                                                                           508
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                31
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,175
                                                                                           ---------------
Net gain (loss)                                                                                      3,206
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,714
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                508   $             (9,515)
Net realized gain (loss)                                                          31               (233,030)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,175               (251,646)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,714               (494,191)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      19,807                479,240
Cost of units redeemed                                                          (165)            (4,989,753)
Account charges                                                                   --                 (5,973)
                                                                --------------------   --------------------
Increase (decrease)                                                           19,642             (4,516,486)
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,356             (5,010,677)
Net assets, beginning                                                         26,357              5,037,034
                                                                --------------------   --------------------
Net assets, ending                                              $             49,713   $             26,357
                                                                ====================   ====================
Units sold                                                                    23,088                529,220
Units redeemed                                                                  (189)            (6,169,188)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,899             (5,639,968)
Units outstanding, beginning                                                  32,676              5,672,644
                                                                --------------------   --------------------
Units outstanding, ending                                                     55,575                 32,676
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,327,811
Cost of units redeemed/account charges                                                           (8,860,982)
Net investment income (loss)                                                                        248,637
Net realized gain (loss)                                                                           (811,372)
Realized gain distributions                                                                         142,882
Net change in unrealized appreciation (depreciation)                                                  2,737
                                                                                       --------------------
Net assets                                                                             $             49,713
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.89                56   $            50              1.25%             10.9%
12/31/2011                        0.81                33                26              1.25%             -6.3%
12/31/2010                        0.86                43                37              1.25%             12.0%
12/31/2009                        0.77             1,198               920              1.25%             31.7%
12/31/2008                        0.58             1,284               749              1.25%            -40.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.91                 0   $             0              1.00%             11.2%
12/31/2011                        0.81                 0                 0              1.00%             -6.1%
12/31/2010                        0.87                 0                 0              1.00%             12.3%
12/31/2009                        0.77                 0                 0              1.00%             32.0%
12/31/2008                        0.59                 0                 0              1.00%            -40.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.92                 0   $             0              0.75%             11.5%
12/31/2011                        0.82                 0                 0              0.75%             -5.8%
12/31/2010                        0.87                 0                 0              0.75%             12.6%
12/31/2009                        0.78                 0                 0              0.75%             32.3%
12/31/2008                        0.59                 0                 0              0.75%            -40.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.93                 0   $             0              0.50%             11.7%
12/31/2011                        0.83                 0                 0              0.50%             -5.6%
12/31/2010                        0.88                 0                 0              0.50%             12.9%
12/31/2009                        0.78                 0                 0              0.50%             32.7%
12/31/2008                        0.59                 0                 0              0.50%            -40.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.94                 0   $             0              0.25%             12.0%
12/31/2011                        0.84                 0                 0              0.25%             -5.4%
12/31/2010                        0.89             5,629             5,000              0.25%             13.1%
12/31/2009                        0.78             5,094             3,999              0.25%             33.0%
12/31/2008                        0.59             4,362             2,574              0.25%            -40.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          0.95                 0   $             0              0.00%             12.3%
12/31/2011                        0.85                 0                 0              0.00%             -5.1%
12/31/2010                        0.90                 0                 0              0.00%             13.4%
12/31/2009                        0.79                 0                 0              0.00%             33.3%
12/31/2008                        0.59                 0                 0              0.00%            -40.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.5%
                2011               0.0%
                2010               2.6%
                2009               2.2%
                2008               5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein 2030 Strategy R Class - 01879T227

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       225,045   $       208,882            21,950
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (50)
                                                       ---------------
Net assets                                             $       224,995
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       224,995           264,147   $          0.85
Band 100                                                            --                --              0.86
Band 75                                                             --                --              0.87
Band 50                                                             --                --              0.89
Band 25                                                             --                --              0.90
Band 0                                                              --                --              0.91
                                                       ---------------   ---------------
Total                                                  $       224,995           264,147
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,448
Mortality & expense charges                                                                         (3,828)
                                                                                           ---------------
Net investment income (loss)                                                                          (380)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            13,149
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                19,542
                                                                                           ---------------
Net gain (loss)                                                                                     32,691
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        32,311
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (380)  $               (946)
Net realized gain (loss)                                                      13,149                122,445
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          19,542               (141,278)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             32,311                (19,779)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      61,645                 98,273
Cost of units redeemed                                                      (253,126)              (346,424)
Account charges                                                                 (878)                (1,448)
                                                                --------------------   --------------------
Increase (decrease)                                                         (192,359)              (249,599)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (160,048)              (269,378)
Net assets, beginning                                                        385,043                654,421
                                                                --------------------   --------------------
Net assets, ending                                              $            224,995   $            385,043
                                                                ====================   ====================
Units sold                                                                    75,428                119,582
Units redeemed                                                              (313,978)              (404,376)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (238,550)              (284,794)
Units outstanding, beginning                                                 502,697                787,491
                                                                --------------------   --------------------
Units outstanding, ending                                                    264,147                502,697
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            734,996
Cost of units redeemed/account charges                                                             (651,880)
Net investment income (loss)                                                                          6,614
Net realized gain (loss)                                                                            113,616
Realized gain distributions                                                                           5,486
Net change in unrealized appreciation (depreciation)                                                 16,163
                                                                                       --------------------
Net assets                                                                             $            224,995
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85               264   $           225              1.25%             11.2%
12/31/2011                        0.77               503               385              1.25%             -7.8%
12/31/2010                        0.83               787               654              1.25%             11.2%
12/31/2009                        0.75               730               546              1.25%             30.7%
12/31/2008                        0.57               294               168              1.25%            -41.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              1.00%             11.5%
12/31/2011                        0.77                 0                 0              1.00%             -7.6%
12/31/2010                        0.84                 0                 0              1.00%             11.5%
12/31/2009                        0.75                 0                 0              1.00%             31.0%
12/31/2008                        0.57                 0                 0              1.00%            -41.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              0.75%             11.8%
12/31/2011                        0.78                 0                 0              0.75%             -7.4%
12/31/2010                        0.84                 0                 0              0.75%             11.8%
12/31/2009                        0.76                 0                 0              0.75%             31.3%
12/31/2008                        0.58                 0                 0              0.75%            -41.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.50%             12.0%
12/31/2011                        0.79                 0                 0              0.50%             -7.1%
12/31/2010                        0.85                 0                 0              0.50%             12.1%
12/31/2009                        0.76                 0                 0              0.50%             31.6%
12/31/2008                        0.58                 0                 0              0.50%            -41.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.25%             12.3%
12/31/2011                        0.80                 0                 0              0.25%             -6.9%
12/31/2010                        0.86                 0                 0              0.25%             12.3%
12/31/2009                        0.76                 0                 0              0.25%             32.0%
12/31/2008                        0.58                 0                 0              0.25%            -41.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.00%             12.6%
12/31/2011                        0.81                 0                 0              0.00%             -6.7%
12/31/2010                        0.86                 0                 0              0.00%             12.6%
12/31/2009                        0.77                 0                 0              0.00%             32.3%
12/31/2008                        0.58                 0                 0              0.00%            -41.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               1.0%
                2010               1.9%
                2009               1.9%
                2008               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            AllianceBernstein 2030 Strategy Advisor Class - 01879T581

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        11,519   $        10,720             1,120
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        11,520
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        11,520            13,169   $          0.87
Band 100                                                            --                --              0.89
Band 75                                                             --                --              0.90
Band 50                                                             --                --              0.91
Band 25                                                             --                --              0.92
Band 0                                                              --                --              0.93
                                                       ---------------   ---------------
Total                                                  $        11,520            13,169
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           196
Mortality & expense charges                                                                           (114)
                                                                                           ---------------
Net investment income (loss)                                                                            82
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                20
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   859
                                                                                           ---------------
Net gain (loss)                                                                                        879
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           961
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 82   $             (6,740)
Net realized gain (loss)                                                          20                (78,468)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             859               (314,338)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                961               (399,546)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       4,165                336,317
Cost of units redeemed                                                          (167)            (3,389,512)
Account charges                                                                   --                 (5,772)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,998             (3,058,967)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,959             (3,458,513)
Net assets, beginning                                                          6,561              3,465,074
                                                                --------------------   --------------------
Net assets, ending                                              $             11,520   $              6,561
                                                                ====================   ====================
Units sold                                                                     4,988                379,110
Units redeemed                                                                  (195)            (4,344,221)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,793             (3,965,111)
Units outstanding, beginning                                                   8,376              3,973,487
                                                                --------------------   --------------------
Units outstanding, ending                                                     13,169                  8,376
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,889,307
Cost of units redeemed/account charges                                                           (6,474,316)
Net investment income (loss)                                                                        140,445
Net realized gain (loss)                                                                           (638,557)
Realized gain distributions                                                                          93,842
Net change in unrealized appreciation (depreciation)                                                    799
                                                                                       --------------------
Net assets                                                                             $             11,520
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                13   $            12              1.25%             11.7%
12/31/2011                        0.78                 8                 7              1.25%             -7.3%
12/31/2010                        0.85                12                10              1.25%             11.9%
12/31/2009                        0.76             1,066               806              1.25%             31.3%
12/31/2008                        0.58             1,151               663              1.25%            -41.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              1.00%             12.0%
12/31/2011                        0.79                 0                 0              1.00%             -7.1%
12/31/2010                        0.85                 0                 0              1.00%             12.2%
12/31/2009                        0.76                 0                 0              1.00%             31.6%
12/31/2008                        0.58                 0                 0              1.00%            -41.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.75%             12.2%
12/31/2011                        0.80                 0                 0              0.75%             -6.9%
12/31/2010                        0.86                 0                 0              0.75%             12.4%
12/31/2009                        0.76                 0                 0              0.75%             31.9%
12/31/2008                        0.58                 0                 0              0.75%            -41.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.50%             12.5%
12/31/2011                        0.81                 0                 0              0.50%             -6.6%
12/31/2010                        0.87                 0                 0              0.50%             12.7%
12/31/2009                        0.77                 0                 0              0.50%             32.3%
12/31/2008                        0.58                 0                 0              0.50%            -41.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              0.25%             12.8%
12/31/2011                        0.82                 0                 0              0.25%             -6.4%
12/31/2010                        0.87             3,962             3,455              0.25%             13.0%
12/31/2009                        0.77             3,390             2,616              0.25%             32.6%
12/31/2008                        0.58             3,052             1,777              0.25%            -40.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.00%             13.1%
12/31/2011                        0.82                 0                 0              0.00%             -6.2%
12/31/2010                        0.88                 0                 0              0.00%             13.3%
12/31/2009                        0.78                 0                 0              0.00%             32.9%
12/31/2008                        0.58                 0                 0              0.00%            -40.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               0.0%
                2010               2.2%
                2009               2.0%
                2008               4.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein 2035 Strategy R Class - 01879T185

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       201,709   $       187,365            19,771
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (37)
                                                       ---------------
Net assets                                             $       201,672
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       201,672           242,432   $          0.83
Band 100                                                            --                --              0.84
Band 75                                                             --                --              0.85
Band 50                                                             --                --              0.86
Band 25                                                             --                --              0.88
Band 0                                                              --                --              0.89
                                                       ---------------   ---------------
Total                                                  $       201,672           242,432
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,253
Mortality & expense charges                                                                         (3,106)
                                                                                           ---------------
Net investment income (loss)                                                                          (853)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,748
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                22,152
                                                                                           ---------------
Net gain (loss)                                                                                     32,900
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        32,047
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (853)  $             (1,789)
Net realized gain (loss)                                                      10,748                 73,893
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          22,152                (90,321)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             32,047                (18,217)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      48,467                112,630
Cost of units redeemed                                                      (193,932)              (266,839)
Account charges                                                                 (565)                (1,269)
                                                                --------------------   --------------------
Increase (decrease)                                                         (146,030)              (155,478)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (113,983)              (173,695)
Net assets, beginning                                                        315,655                489,350
                                                                --------------------   --------------------
Net assets, ending                                              $            201,672   $            315,655
                                                                ====================   ====================
Units sold                                                                    61,070                138,023
Units redeemed                                                              (242,017)              (314,945)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (180,947)              (176,922)
Units outstanding, beginning                                                 423,379                600,301
                                                                --------------------   --------------------
Units outstanding, ending                                                    242,432                423,379
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            586,205
Cost of units redeemed/account charges                                                             (488,325)
Net investment income (loss)                                                                           (288)
Net realized gain (loss)                                                                             87,865
Realized gain distributions                                                                           1,871
Net change in unrealized appreciation (depreciation)                                                 14,344
                                                                                       --------------------
Net assets                                                                             $            201,672
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.83               242   $           202              1.25%             11.6%
12/31/2011                        0.75               423               316              1.25%             -8.5%
12/31/2010                        0.82               600               489              1.25%             11.0%
12/31/2009                        0.73               374               274              1.25%             29.5%
12/31/2008                        0.57                50                28              1.25%            -42.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.84                 0   $             0              1.00%             11.9%
12/31/2011                        0.75                 0                 0              1.00%             -8.3%
12/31/2010                        0.82                 0                 0              1.00%             11.3%
12/31/2009                        0.74                 0                 0              1.00%             29.8%
12/31/2008                        0.57                 0                 0              1.00%            -42.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                 0   $             0              0.75%             12.1%
12/31/2011                        0.76                 0                 0              0.75%             -8.1%
12/31/2010                        0.83                 0                 0              0.75%             11.6%
12/31/2009                        0.74                 0                 0              0.75%             30.2%
12/31/2008                        0.57                 0                 0              0.75%            -42.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              0.50%             12.4%
12/31/2011                        0.77                 0                 0              0.50%             -7.9%
12/31/2010                        0.83                 0                 0              0.50%             11.9%
12/31/2009                        0.75                 0                 0              0.50%             30.5%
12/31/2008                        0.57                 0                 0              0.50%            -41.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.25%             12.7%
12/31/2011                        0.78                 0                 0              0.25%             -7.6%
12/31/2010                        0.84                 0                 0              0.25%             12.1%
12/31/2009                        0.75                 0                 0              0.25%             30.8%
12/31/2008                        0.57                 0                 0              0.25%            -41.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.00%             13.0%
12/31/2011                        0.79                 0                 0              0.00%             -7.4%
12/31/2010                        0.85                 0                 0              0.00%             12.4%
12/31/2009                        0.75                 0                 0              0.00%             31.1%
12/31/2008                        0.58                 0                 0              0.00%            -41.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.8%
                2010               1.8%
                2009               1.1%
                2008               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            AllianceBernstein 2035 Strategy Advisor Class - 01879T540

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           214   $           202                20
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           214
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           214               251   $          0.85
Band 100                                                            --                --              0.86
Band 75                                                             --                --              0.88
Band 50                                                             --                --              0.89
Band 25                                                             --                --              0.90
Band 0                                                              --                --              0.91
                                                       ---------------   ---------------
Total                                                  $           214               251
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             2
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                21
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     9
                                                                                           ---------------
Net gain (loss)                                                                                         30
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            30
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $             (4,517)
Net realized gain (loss)                                                          21               (139,160)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               9               (137,829)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 30               (281,506)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         162                228,979
Cost of units redeemed                                                          (168)            (2,262,493)
Account charges                                                                   --                 (4,756)
                                                                --------------------   --------------------
Increase (decrease)                                                               (6)            (2,038,270)
                                                                --------------------   --------------------
Net increase (decrease)                                                           24             (2,319,776)
Net assets, beginning                                                            190              2,319,966
                                                                --------------------   --------------------
Net assets, ending                                              $                214   $                190
                                                                ====================   ====================
Units sold                                                                       201                264,540
Units redeemed                                                                  (200)            (2,979,515)
                                                                --------------------   --------------------
Net increase (decrease)                                                            1             (2,714,975)
Units outstanding, beginning                                                     250              2,715,225
                                                                --------------------   --------------------
Units outstanding, ending                                                        251                    250
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,738,662
Cost of units redeemed/account charges                                                           (2,603,968)
Net investment income (loss)                                                                         63,788
Net realized gain (loss)                                                                           (249,643)
Realized gain distributions                                                                          51,363
Net change in unrealized appreciation (depreciation)                                                     12
                                                                                       --------------------
Net assets                                                                             $                214
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                 0   $             0              1.25%             12.2%
12/31/2011                        0.76                 0                 0              1.25%             -8.2%
12/31/2010                        0.83                28                23              1.25%             11.7%
12/31/2009                        0.74               253               188              1.25%             30.1%
12/31/2008                        0.57                96                55              1.25%            -42.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              1.00%             12.4%
12/31/2011                        0.77                 0                 0              1.00%             -7.9%
12/31/2010                        0.83                 0                 0              1.00%             12.0%
12/31/2009                        0.75                 0                 0              1.00%             30.4%
12/31/2008                        0.57                 0                 0              1.00%            -41.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.75%             12.7%
12/31/2011                        0.78                 0                 0              0.75%             -7.7%
12/31/2010                        0.84                 0                 0              0.75%             12.2%
12/31/2009                        0.75                 0                 0              0.75%             30.7%
12/31/2008                        0.57                 0                 0              0.75%            -41.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.50%             13.0%
12/31/2011                        0.78                 0                 0              0.50%             -7.5%
12/31/2010                        0.85                 0                 0              0.50%             12.5%
12/31/2009                        0.75                 0                 0              0.50%             31.1%
12/31/2008                        0.58                 0                 0              0.50%            -41.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.25%             13.3%
12/31/2011                        0.79                 0                 0              0.25%             -7.3%
12/31/2010                        0.85             2,687             2,297              0.25%             12.8%
12/31/2009                        0.76             2,305             1,746              0.25%             31.4%
12/31/2008                        0.58             1,954             1,127              0.25%            -41.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.00%             13.6%
12/31/2011                        0.80                 0                 0              0.00%             -7.0%
12/31/2010                        0.86                 0                 0              0.00%             13.1%
12/31/2009                        0.76                 0                 0              0.00%             31.7%
12/31/2008                        0.58                 0                 0              0.00%            -41.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.0%
                2011               0.0%
                2010               1.9%
                2009               1.3%
                2008               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein 2040 Strategy R Class - 01879T151

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       362,100   $       301,444            34,690
                                                                         ===============   ===============
Receivables: investments sold                                       67
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       362,167
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       362,167           434,499   $          0.83
Band 100                                                            --                --              0.84
Band 75                                                             --                --              0.86
Band 50                                                             --                --              0.87
Band 25                                                             --                --              0.88
Band 0                                                              --                --              0.89
                                                       ---------------   ---------------
Total                                                  $       362,167           434,499
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,145
Mortality & expense charges                                                                         (5,932)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,787)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            58,281
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,576)
                                                                                           ---------------
Net gain (loss)                                                                                     56,705
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        53,918
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,787)  $             (1,845)
Net realized gain (loss)                                                      58,281                 25,067
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,576)               (76,593)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             53,918                (53,371)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      74,480                 58,870
Cost of units redeemed                                                      (344,000)               (18,821)
Account charges                                                                 (550)                  (858)
                                                                --------------------   --------------------
Increase (decrease)                                                         (270,070)                39,191
                                                                --------------------   --------------------
Net increase (decrease)                                                     (216,152)               (14,180)
Net assets, beginning                                                        578,319                592,499
                                                                --------------------   --------------------
Net assets, ending                                              $            362,167   $            578,319
                                                                ====================   ====================
Units sold                                                                    94,353                135,032
Units redeemed                                                              (437,255)               (81,984)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (342,902)                53,048
Units outstanding, beginning                                                 777,401                724,353
                                                                --------------------   --------------------
Units outstanding, ending                                                    434,499                777,401
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            618,146
Cost of units redeemed/account charges                                                             (410,088)
Net investment income (loss)                                                                         (3,952)
Net realized gain (loss)                                                                             94,052
Realized gain distributions                                                                           3,353
Net change in unrealized appreciation (depreciation)                                                 60,656
                                                                                       --------------------
Net assets                                                                             $            362,167
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.83               434   $           362              1.25%             12.0%
12/31/2011                        0.74               777               578              1.25%             -9.1%
12/31/2010                        0.82               724               592              1.25%             11.0%
12/31/2009                        0.74               586               432              1.25%             29.6%
12/31/2008                        0.57               129                73              1.25%            -42.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.84                 0   $             0              1.00%             12.3%
12/31/2011                        0.75                 0                 0              1.00%             -8.8%
12/31/2010                        0.82                 0                 0              1.00%             11.3%
12/31/2009                        0.74                 0                 0              1.00%             29.9%
12/31/2008                        0.57                 0                 0              1.00%            -42.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              0.75%             12.6%
12/31/2011                        0.76                 0                 0              0.75%             -8.6%
12/31/2010                        0.83                 0                 0              0.75%             11.6%
12/31/2009                        0.74                 0                 0              0.75%             30.3%
12/31/2008                        0.57                 0                 0              0.75%            -41.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              0.50%             12.9%
12/31/2011                        0.77                 0                 0              0.50%             -8.4%
12/31/2010                        0.84                 0                 0              0.50%             11.9%
12/31/2009                        0.75                 0                 0              0.50%             30.6%
12/31/2008                        0.57                 0                 0              0.50%            -41.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.25%             13.2%
12/31/2011                        0.78                 0                 0              0.25%             -8.1%
12/31/2010                        0.84                 0                 0              0.25%             12.1%
12/31/2009                        0.75                 0                 0              0.25%             30.9%
12/31/2008                        0.57                 0                 0              0.25%            -41.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.00%             13.5%
12/31/2011                        0.78                 0                 0              0.00%             -7.9%
12/31/2010                        0.85                 0                 0              0.00%             12.4%
12/31/2009                        0.76                 0                 0              0.00%             31.2%
12/31/2008                        0.58                 0                 0              0.00%            -41.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.7%
                2011               1.0%
                2010               1.5%
                2009               1.1%
                2008               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
            AllianceBernstein 2040 Strategy Advisor Class - 01879T490

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        28,241   $        27,558             2,679
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        28,242
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        28,242            33,032   $          0.85
Band 100                                                            --                --              0.87
Band 75                                                             --                --              0.88
Band 50                                                             --                --              0.89
Band 25                                                             --                --              0.90
Band 0                                                              --                --              0.91
                                                       ---------------   ---------------
Total                                                  $        28,242            33,032
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           322
Mortality & expense charges                                                                           (302)
                                                                                           ---------------
Net investment income (loss)                                                                            20
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,613
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   576
                                                                                           ---------------
Net gain (loss)                                                                                      3,189
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,209
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 20   $             (2,736)
Net realized gain (loss)                                                       2,613                (51,347)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             576               (142,752)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,209               (196,835)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       5,349                204,654
Cost of units redeemed                                                          (168)            (1,466,697)
Account charges                                                                   --                 (4,371)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,181             (1,266,414)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,390             (1,463,249)
Net assets, beginning                                                         19,852              1,483,101
                                                                --------------------   --------------------
Net assets, ending                                              $             28,242   $             19,852
                                                                ====================   ====================
Units sold                                                                    31,618                236,969
Units redeemed                                                               (24,736)            (1,943,049)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,882             (1,706,080)
Units outstanding, beginning                                                  26,150              1,732,230
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,032                 26,150
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,467,797
Cost of units redeemed/account charges                                                           (3,205,346)
Net investment income (loss)                                                                         38,759
Net realized gain (loss)                                                                           (314,000)
Realized gain distributions                                                                          40,349
Net change in unrealized appreciation (depreciation)                                                    683
                                                                                       --------------------
Net assets                                                                             $             28,242
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                33   $            28              1.25%             12.6%
12/31/2011                        0.76                26                20              1.25%             -8.5%
12/31/2010                        0.83                19                16              1.25%             11.5%
12/31/2009                        0.74               582               433              1.25%             30.3%
12/31/2008                        0.57               531               303              1.25%            -42.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              1.00%             12.9%
12/31/2011                        0.77                 0                 0              1.00%             -8.3%
12/31/2010                        0.84                 0                 0              1.00%             11.8%
12/31/2009                        0.75                 0                 0              1.00%             30.6%
12/31/2008                        0.57                 0                 0              1.00%            -41.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.75%             13.2%
12/31/2011                        0.78                 0                 0              0.75%             -8.1%
12/31/2010                        0.84                 0                 0              0.75%             12.1%
12/31/2009                        0.75                 0                 0              0.75%             30.9%
12/31/2008                        0.57                 0                 0              0.75%            -41.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.50%             13.5%
12/31/2011                        0.78                 0                 0              0.50%             -7.9%
12/31/2010                        0.85                 0                 0              0.50%             12.4%
12/31/2009                        0.76                 0                 0              0.50%             31.3%
12/31/2008                        0.58                 0                 0              0.50%            -41.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.25%             13.8%
12/31/2011                        0.79                 0                 0              0.25%             -7.6%
12/31/2010                        0.86             1,713             1,467              0.25%             12.7%
12/31/2009                        0.76             1,468             1,116              0.25%             31.6%
12/31/2008                        0.58             1,266               731              0.25%            -41.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.00%             14.0%
12/31/2011                        0.80                 0                 0              0.00%             -7.4%
12/31/2010                        0.86                 0                 0              0.00%             12.9%
12/31/2009                        0.76                 0                 0              0.00%             31.9%
12/31/2008                        0.58                 0                 0              0.00%            -41.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               0.0%
                2010               1.7%
                2009               1.2%
                2008               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein 2045 Strategy R Class - 01879T128

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        74,676   $        71,109             7,315
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (60)
                                                       ---------------
Net assets                                             $        74,616
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        74,616            90,140   $          0.83
Band 100                                                            --                --              0.84
Band 75                                                             --                --              0.85
Band 50                                                             --                --              0.86
Band 25                                                             --                --              0.87
Band 0                                                              --                --              0.88
                                                       ---------------   ---------------
Total                                                  $        74,616            90,140
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           710
Mortality & expense charges                                                                         (1,068)
                                                                                           ---------------
Net investment income (loss)                                                                          (358)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,062
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                11,028
                                                                                           ---------------
Net gain (loss)                                                                                     12,090
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,732
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (358)  $               (766)
Net realized gain (loss)                                                       1,062                 13,403
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          11,028                (25,380)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,732                (12,743)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      14,778                 34,674
Cost of units redeemed                                                       (52,624)               (59,853)
Account charges                                                                 (441)                  (602)
                                                                --------------------   --------------------
Increase (decrease)                                                          (38,287)               (25,781)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,555)               (38,524)
Net assets, beginning                                                        101,171                139,695
                                                                --------------------   --------------------
Net assets, ending                                              $             74,616   $            101,171
                                                                ====================   ====================
Units sold                                                                    18,794                 91,583
Units redeemed                                                               (66,289)              (126,150)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (47,495)               (34,567)
Units outstanding, beginning                                                 137,635                172,202
                                                                --------------------   --------------------
Units outstanding, ending                                                     90,140                137,635
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            206,290
Cost of units redeemed/account charges                                                             (157,028)
Net investment income (loss)                                                                           (558)
Net realized gain (loss)                                                                             21,732
Realized gain distributions                                                                             613
Net change in unrealized appreciation (depreciation)                                                  3,567
                                                                                       --------------------
Net assets                                                                             $             74,616
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.83                90   $            75              1.25%             12.6%
12/31/2011                        0.74               138               101              1.25%             -9.4%
12/31/2010                        0.81               172               140              1.25%             10.7%
12/31/2009                        0.73                93                68              1.25%             29.5%
12/31/2008                        0.57                17                10              1.25%            -42.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.84                 0   $             0              1.00%             12.9%
12/31/2011                        0.74                 0                 0              1.00%             -9.2%
12/31/2010                        0.82                 0                 0              1.00%             11.0%
12/31/2009                        0.74                 0                 0              1.00%             29.8%
12/31/2008                        0.57                 0                 0              1.00%            -42.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                 0   $             0              0.75%             13.2%
12/31/2011                        0.75                 0                 0              0.75%             -8.9%
12/31/2010                        0.82                 0                 0              0.75%             11.3%
12/31/2009                        0.74                 0                 0              0.75%             30.1%
12/31/2008                        0.57                 0                 0              0.75%            -42.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              0.50%             13.5%
12/31/2011                        0.76                 0                 0              0.50%             -8.7%
12/31/2010                        0.83                 0                 0              0.50%             11.6%
12/31/2009                        0.74                 0                 0              0.50%             30.5%
12/31/2008                        0.57                 0                 0              0.50%            -42.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              0.25%             13.7%
12/31/2011                        0.77                 0                 0              0.25%             -8.5%
12/31/2010                        0.84                 0                 0              0.25%             11.9%
12/31/2009                        0.75                 0                 0              0.25%             30.8%
12/31/2008                        0.57                 0                 0              0.25%            -41.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.00%             14.0%
12/31/2011                        0.77                 0                 0              0.00%             -8.3%
12/31/2010                        0.84                 0                 0              0.00%             12.1%
12/31/2009                        0.75                 0                 0              0.00%             31.1%
12/31/2008                        0.57                 0                 0              0.00%            -41.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.9%
                2010               1.7%
                2009               1.6%
                2008               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            AllianceBernstein 2045 Strategy Advisor Class - 01879T458

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,672   $         1,656               162
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,672
                                                       ===============


                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,672             1,968   $          0.85
Band 100                                                            --                --              0.86
Band 75                                                             --                --              0.87
Band 50                                                             --                --              0.88
Band 25                                                             --                --              0.89
Band 0                                                              --                --              0.91
                                                       ---------------   ---------------
Total                                                  $         1,672             1,968
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            21
Mortality & expense charges                                                                           (104)
                                                                                           ---------------
Net investment income (loss)                                                                           (83)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,373
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   184
                                                                                           ---------------
Net gain (loss)                                                                                      3,557
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,474
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (83)  $             (2,085)
Net realized gain (loss)                                                       3,373                (42,604)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             184               (112,274)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,474               (156,963)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       2,722                171,029
Cost of units redeemed                                                       (29,424)            (1,068,789)
Account charges                                                                   --                 (4,555)
                                                                --------------------   --------------------
Increase (decrease)                                                          (26,702)              (902,315)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,228)            (1,059,278)
Net assets, beginning                                                         24,900              1,084,178
                                                                --------------------   --------------------
Net assets, ending                                              $              1,672   $             24,900
                                                                ====================   ====================
Units sold                                                                     3,319                198,634
Units redeemed                                                               (34,522)            (1,441,045)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,203)            (1,242,411)
Units outstanding, beginning                                                  33,171              1,275,582
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,968                 33,171
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,301,570
Cost of units redeemed/account charges                                                           (1,259,997)
Net investment income (loss)                                                                         27,418
Net realized gain (loss)                                                                            (87,802)
Realized gain distributions                                                                          20,467
Net change in unrealized appreciation (depreciation)                                                     16
                                                                                       --------------------
Net assets                                                                             $              1,672
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                 2   $             2              1.25%             13.2%
12/31/2011                        0.75                33                25              1.25%             -9.0%
12/31/2010                        0.82                43                36              1.25%             11.3%
12/31/2009                        0.74               138               102              1.25%             30.2%
12/31/2008                        0.57                61                34              1.25%            -42.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              1.00%             13.5%
12/31/2011                        0.76                 0                 0              1.00%             -8.7%
12/31/2010                        0.83                 0                 0              1.00%             11.6%
12/31/2009                        0.74                 0                 0              1.00%             30.5%
12/31/2008                        0.57                 0                 0              1.00%            -42.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              0.75%             13.8%
12/31/2011                        0.77                 0                 0              0.75%             -8.5%
12/31/2010                        0.84                 0                 0              0.75%             11.9%
12/31/2009                        0.75                 0                 0              0.75%             30.9%
12/31/2008                        0.57                 0                 0              0.75%            -41.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.50%             14.0%
12/31/2011                        0.77                 0                 0              0.50%             -8.3%
12/31/2010                        0.84                 0                 0              0.50%             12.2%
12/31/2009                        0.75                 0                 0              0.50%             31.2%
12/31/2008                        0.57                 0                 0              0.50%            -41.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.25%             14.3%
12/31/2011                        0.78                 0                 0              0.25%             -8.1%
12/31/2010                        0.85             1,232             1,048              0.25%             12.4%
12/31/2009                        0.76             1,009               764              0.25%             31.5%
12/31/2008                        0.58               761               438              0.25%            -41.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.00%             14.6%
12/31/2011                        0.79                 0                 0              0.00%             -7.8%
12/31/2010                        0.86                 0                 0              0.00%             12.7%
12/31/2009                        0.76                 0                 0              0.00%             31.9%
12/31/2008                        0.58                 0                 0              0.00%            -41.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.1%
                2010               1.7%
                2009               1.7%
                2008               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            AllianceBernstein 2050 Strategy Advisor Class - 01880E839

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,756   $         1,675               216
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,756
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,756             2,000   $          0.88
Band 100                                                            --                --              0.89
Band 75                                                             --                --              0.90
Band 50                                                             --                --              0.91
Band 25                                                             --                --              0.92
Band 0                                                              --                --              0.94
                                                       ---------------   ---------------
Total                                                  $         1,756             2,000
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (38)
                                                                                           ---------------
Net investment income (loss)                                                                           (38)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               519
Realized gain distributions                                                                            102
Net change in unrealized appreciation (depreciation)                                                   330
                                                                                           ---------------
Net gain (loss)                                                                                        951
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           913
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (38)  $             (1,036)
Net realized gain (loss)                                                         519                 (8,651)
Realized gain distributions                                                      102                    183
Net change in unrealized appreciation (depreciation)                             330                (72,510)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                913                (82,014)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          96                158,427
Cost of units redeemed                                                        (5,892)              (559,112)
Account charges                                                                   --                 (5,253)
                                                                --------------------   --------------------
Increase (decrease)                                                           (5,796)              (405,938)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,883)              (487,952)
Net assets, beginning                                                          6,639                494,591
                                                                --------------------   --------------------
Net assets, ending                                              $              1,756   $              6,639
                                                                ====================   ====================
Units sold                                                                       116                178,192
Units redeemed                                                                (6,699)              (733,578)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,583)              (555,386)
Units outstanding, beginning                                                   8,583                563,969
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,000                  8,583
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            619,184
Cost of units redeemed/account charges                                                             (615,373)
Net investment income (loss)                                                                          8,794
Net realized gain (loss)                                                                            (15,848)
Realized gain distributions                                                                           4,918
Net change in unrealized appreciation (depreciation)                                                     81
                                                                                       --------------------
Net assets                                                                             $              1,756
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 2   $             2              1.25%             13.5%
12/31/2011                        0.77                 9                 7              1.25%             -9.0%
12/31/2010                        0.85                 8                 7              1.25%             11.3%
12/31/2009                        0.76                 9                 7              1.25%             32.4%
12/31/2008                        0.58                 5                 3              1.25%            -41.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              1.00%             13.8%
12/31/2011                        0.78                 0                 0              1.00%             -8.8%
12/31/2010                        0.86                 0                 0              1.00%             11.6%
12/31/2009                        0.77                 0                 0              1.00%             32.8%
12/31/2008                        0.58                 0                 0              1.00%            -41.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.75%             14.1%
12/31/2011                        0.79                 0                 0              0.75%             -8.6%
12/31/2010                        0.86                 0                 0              0.75%             11.9%
12/31/2009                        0.77                 0                 0              0.75%             33.1%
12/31/2008                        0.58                 0                 0              0.75%            -41.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.50%             14.4%
12/31/2011                        0.80                 0                 0              0.50%             -8.3%
12/31/2010                        0.87                 0                 0              0.50%             12.2%
12/31/2009                        0.78                 0                 0              0.50%             33.4%
12/31/2008                        0.58                 0                 0              0.50%            -41.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              0.25%             14.6%
12/31/2011                        0.81                 0                 0              0.25%             -8.1%
12/31/2010                        0.88               556               488              0.25%             12.5%
12/31/2009                        0.78               326               254              0.25%             33.8%
12/31/2008                        0.58               150                87              0.25%            -40.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              0.00%             14.9%
12/31/2011                        0.81                 0                 0              0.00%             -7.9%
12/31/2010                        0.88                 0                 0              0.00%             12.7%
12/31/2009                        0.78                 0                 0              0.00%             34.1%
12/31/2008                        0.58                 0                 0              0.00%            -40.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               2.1%
                2009               1.8%
                2008               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein 2050 Strategy R Class - 01880E847

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        74,303   $        75,416             9,414
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (24)
                                                       ---------------
Net assets                                             $        74,279
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        74,279            86,943   $          0.85
Band 100                                                            --                --              0.87
Band 75                                                             --                --              0.88
Band 50                                                             --                --              0.89
Band 25                                                             --                --              0.90
Band 0                                                              --                --              0.91
                                                       ---------------   ---------------
Total                                                  $        74,279            86,943
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           664
Mortality & expense charges                                                                           (997)
                                                                                           ---------------
Net investment income (loss)                                                                          (333)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,235)
Realized gain distributions                                                                          4,477
Net change in unrealized appreciation (depreciation)                                                 7,845
                                                                                           ---------------
Net gain (loss)                                                                                     11,087
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        10,754
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (333)  $               (640)
Net realized gain (loss)                                                      (1,235)                 7,859
Realized gain distributions                                                    4,477                  2,822
Net change in unrealized appreciation (depreciation)                           7,845                (21,040)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,754                (10,999)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      24,527                 47,319
Cost of units redeemed                                                       (61,280)               (21,309)
Account charges                                                                 (338)                  (840)
                                                                --------------------   --------------------
Increase (decrease)                                                          (37,091)                25,170
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,337)                14,171
Net assets, beginning                                                        100,616                 86,445
                                                                --------------------   --------------------
Net assets, ending                                              $             74,279   $            100,616
                                                                ====================   ====================
Units sold                                                                    30,081                 70,219
Units redeemed                                                               (76,149)               (40,637)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,068)                29,582
Units outstanding, beginning                                                 133,011                103,429
                                                                --------------------   --------------------
Units outstanding, ending                                                     86,943                133,011
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            154,380
Cost of units redeemed/account charges                                                              (96,056)
Net investment income (loss)                                                                           (234)
Net realized gain (loss)                                                                              9,405
Realized gain distributions                                                                           7,897
Net change in unrealized appreciation (depreciation)                                                 (1,113)
                                                                                       --------------------
Net assets                                                                             $             74,279
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                87   $            74              1.25%             12.9%
12/31/2011                        0.76               133               101              1.25%             -9.5%
12/31/2010                        0.84               103                86              1.25%             10.7%
12/31/2009                        0.75                55                42              1.25%             31.7%
12/31/2008                        0.57                 5                 3              1.25%            -41.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              1.00%             13.2%
12/31/2011                        0.76                 0                 0              1.00%             -9.3%
12/31/2010                        0.84                 0                 0              1.00%             11.0%
12/31/2009                        0.76                 0                 0              1.00%             32.0%
12/31/2008                        0.58                 0                 0              1.00%            -41.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.75%             13.5%
12/31/2011                        0.77                 0                 0              0.75%             -9.0%
12/31/2010                        0.85                 0                 0              0.75%             11.3%
12/31/2009                        0.76                 0                 0              0.75%             32.3%
12/31/2008                        0.58                 0                 0              0.75%            -41.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.50%             13.8%
12/31/2011                        0.78                 0                 0              0.50%             -8.8%
12/31/2010                        0.86                 0                 0              0.50%             11.5%
12/31/2009                        0.77                 0                 0              0.50%             32.7%
12/31/2008                        0.58                 0                 0              0.50%            -41.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.25%             14.1%
12/31/2011                        0.79                 0                 0              0.25%             -8.6%
12/31/2010                        0.86                 0                 0              0.25%             11.8%
12/31/2009                        0.77                 0                 0              0.25%             33.0%
12/31/2008                        0.58                 0                 0              0.25%            -41.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.00%             14.4%
12/31/2011                        0.80                 0                 0              0.00%             -8.4%
12/31/2010                        0.87                 0                 0              0.00%             12.1%
12/31/2009                        0.78                 0                 0              0.00%             33.3%
12/31/2008                        0.58                 0                 0              0.00%            -41.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.7%
                2010               2.1%
                2009               2.3%
                2008               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
           AllianceBernstein 2055 Strategy Advisor Class - 01880E755

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           105   $           104                12
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           105
                                                       ---------------

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           105               122   $          0.86
Band 100                                                            --                --              0.87
Band 75                                                             --                --              0.88
Band 50                                                             --                --              0.89
Band 25                                                             --                --              0.90
Band 0                                                              --                --              0.92
                                                       ---------------   ---------------
Total                                                  $           105               122
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (33)
                                                                                           ---------------
Net investment income (loss)                                                                           (33)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               828
Realized gain distributions                                                                              2
Net change in unrealized appreciation (depreciation)                                                   476
                                                                                           ---------------
Net gain (loss)                                                                                      1,306
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,273
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (33)  $               (185)
Net realized gain (loss)                                                         828                   (302)
Realized gain distributions                                                        2                    180
Net change in unrealized appreciation (depreciation)                             476                 (8,678)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,273                 (8,985)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       1,125                 26,227
Cost of units redeemed                                                       (11,297)               (53,771)
Account charges                                                                   --                   (800)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,172)               (28,344)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,899)               (37,329)
Net assets, beginning                                                          9,004                 46,333
                                                                --------------------   --------------------
Net assets, ending                                              $                105   $              9,004
                                                                ====================   ====================
Units sold                                                                     1,349                 30,596
Units redeemed                                                               (13,108)               (72,673)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,759)               (42,077)
Units outstanding, beginning                                                  11,881                 53,958
                                                                --------------------   --------------------
Units outstanding, ending                                                        122                 11,881
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            106,378
Cost of units redeemed/account charges                                                              (98,227)
Net investment income (loss)                                                                           (199)
Net realized gain (loss)                                                                             (8,217)
Realized gain distributions                                                                             369
Net change in unrealized appreciation (depreciation)                                                      1
                                                                                       --------------------
Net assets                                                                             $                105
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              1.25%             13.4%
12/31/2011                        0.76                12                 9              1.25%             -9.3%
12/31/2010                        0.84                 8                 7              1.25%             11.4%
12/31/2009                        0.75                 7                 5              1.25%             30.0%
12/31/2008                        0.58                 7                 4              1.25%            -41.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              1.00%             13.7%
12/31/2011                        0.77                 0                 0              1.00%             -9.1%
12/31/2010                        0.84                 0                 0              1.00%             11.7%
12/31/2009                        0.75                 0                 0              1.00%             30.3%
12/31/2008                        0.58                 0                 0              1.00%            -41.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.75%             14.0%
12/31/2011                        0.77                 0                 0              0.75%             -8.9%
12/31/2010                        0.85                 0                 0              0.75%             11.9%
12/31/2009                        0.76                 0                 0              0.75%             30.6%
12/31/2008                        0.58                 0                 0              0.75%            -41.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.50%             14.3%
12/31/2011                        0.78                 0                 0              0.50%             -8.7%
12/31/2010                        0.86                 0                 0              0.50%             12.2%
12/31/2009                        0.76                 0                 0              0.50%             30.9%
12/31/2008                        0.58                 0                 0              0.50%            -40.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.25%             14.6%
12/31/2011                        0.79                 0                 0              0.25%             -8.4%
12/31/2010                        0.86                46                40              0.25%             12.5%
12/31/2009                        0.77                21                16              0.25%             31.3%
12/31/2008                        0.58                42                24              0.25%            -40.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              0.00%             14.8%
12/31/2011                        0.80                 0                 0              0.00%             -8.2%
12/31/2010                        0.87                 0                 0              0.00%             12.8%
12/31/2009                        0.77                 0                 0              0.00%             31.6%
12/31/2008                        0.59                 0                 0              0.00%            -40.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.8%
                2009               0.4%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein 2055 Strategy R Class - 01880E763

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        41,392   $        39,061             5,172
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $        41,380
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        41,380            49,312   $          0.84
Band 100                                                            --                --              0.85
Band 75                                                             --                --              0.86
Band 50                                                             --                --              0.87
Band 25                                                             --                --              0.88
Band 0                                                              --                --              0.89
                                                       ---------------   ---------------
Total                                                  $        41,380            49,312
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (477)
                                                                                           ---------------
Net investment income (loss)                                                                          (477)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               758
Realized gain distributions                                                                          1,080
Net change in unrealized appreciation (depreciation)                                                 3,995
                                                                                           ---------------
Net gain (loss)                                                                                      5,833
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,356
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (477)  $               (412)
Net realized gain (loss)                                                         758                  5,571
Realized gain distributions                                                    1,080                    850
Net change in unrealized appreciation (depreciation)                           3,995                 (9,378)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,356                 (3,369)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       7,960                 14,891
Cost of units redeemed                                                       (11,691)               (16,254)
Account charges                                                                  (62)                  (187)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,793)                (1,550)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,563                 (4,919)
Net assets, beginning                                                         39,817                 44,736
                                                                --------------------   --------------------
Net assets, ending                                              $             41,380   $             39,817
                                                                ====================   ====================
Units sold                                                                     9,967                 19,209
Units redeemed                                                               (14,210)               (19,994)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,243)                  (785)
Units outstanding, beginning                                                  53,555                 54,340
                                                                --------------------   --------------------
Units outstanding, ending                                                     49,312                 53,555
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             56,959
Cost of units redeemed/account charges                                                              (28,603)
Net investment income (loss)                                                                           (195)
Net realized gain (loss)                                                                              8,842
Realized gain distributions                                                                           2,046
Net change in unrealized appreciation (depreciation)                                                  2,331
                                                                                       --------------------
Net assets                                                                             $             41,380
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.84                49   $            41              1.25%             12.9%
12/31/2011                        0.74                54                40              1.25%             -9.7%
12/31/2010                        0.82                54                45              1.25%             10.8%
12/31/2009                        0.74                45                33              1.25%             29.4%
12/31/2008                        0.57                15                 9              1.25%            -41.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                 0   $             0              1.00%             13.2%
12/31/2011                        0.75                 0                 0              1.00%             -9.5%
12/31/2010                        0.83                 0                 0              1.00%             11.1%
12/31/2009                        0.75                 0                 0              1.00%             29.7%
12/31/2008                        0.58                 0                 0              1.00%            -41.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              0.75%             13.4%
12/31/2011                        0.76                 0                 0              0.75%             -9.2%
12/31/2010                        0.84                 0                 0              0.75%             11.4%
12/31/2009                        0.75                 0                 0              0.75%             30.0%
12/31/2008                        0.58                 0                 0              0.75%            -41.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              0.50%             13.7%
12/31/2011                        0.77                 0                 0              0.50%             -9.0%
12/31/2010                        0.84                 0                 0              0.50%             11.7%
12/31/2009                        0.75                 0                 0              0.50%             30.4%
12/31/2008                        0.58                 0                 0              0.50%            -41.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.25%             14.0%
12/31/2011                        0.77                 0                 0              0.25%             -8.8%
12/31/2010                        0.85                 0                 0              0.25%             11.9%
12/31/2009                        0.76                 0                 0              0.25%             30.7%
12/31/2008                        0.58                 0                 0              0.25%            -41.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.00%             14.3%
12/31/2011                        0.78                 0                 0              0.00%             -8.6%
12/31/2010                        0.86                 0                 0              0.00%             12.2%
12/31/2009                        0.76                 0                 0              0.00%             31.0%
12/31/2008                        0.58                 0                 0              0.00%            -41.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.3%
                2010               1.9%
                2009               2.8%
                2008               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
         AllianceBernstein Core Opportunities Fund R Class - 01879K408

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       287,816   $       259,807            20,944
                                                                         ===============   ===============
Receivables: investments sold                                      799
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       288,615
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       287,070           234,076   $          1.23
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.32
Band 0                                                           1,545             1,145              1.35
                                                       ---------------   ---------------
Total                                                  $       288,615           235,221
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,058)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,058)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             5,815
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                26,470
                                                                                           ---------------
Net gain (loss)                                                                                     32,285
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        29,227
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,058)  $               (790)
Net realized gain (loss)                                                       5,815                  3,218
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          26,470                 (2,133)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             29,227                    295
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     335,489                 58,047
Cost of units redeemed                                                      (162,996)               (22,294)
Account charges                                                                  (72)                   (30)
                                                                --------------------   --------------------
Increase (decrease)                                                          172,421                 35,723
                                                                --------------------   --------------------
Net increase (decrease)                                                      201,648                 36,018
Net assets, beginning                                                         86,967                 50,949
                                                                --------------------   --------------------
Net assets, ending                                              $            288,615   $             86,967
                                                                ====================   ====================
Units sold                                                                   299,439                 72,155
Units redeemed                                                              (144,941)               (40,326)
                                                                --------------------   --------------------
Net increase (decrease)                                                      154,498                 31,829
Units outstanding, beginning                                                  80,723                 48,894
                                                                --------------------   --------------------
Units outstanding, ending                                                    235,221                 80,723
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            505,089
Cost of units redeemed/account charges                                                             (237,919)
Net investment income (loss)                                                                         (5,039)
Net realized gain (loss)                                                                             (8,826)
Realized gain distributions                                                                           7,301
Net change in unrealized appreciation (depreciation)                                                 28,009
                                                                                       --------------------
Net assets                                                                             $            288,615
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23               234   $           287              1.25%             14.0%
12/31/2011                        1.08                80                86              1.25%              3.4%
12/31/2010                        1.04                48                50              1.25%             14.1%
12/31/2009                        0.91                38                34              1.25%             20.9%
12/31/2008                        0.75                43                32              1.25%            -39.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              1.00%             14.3%
12/31/2011                        1.09                 0                 0              1.00%              3.7%
12/31/2010                        1.05                 0                 0              1.00%             14.4%
12/31/2009                        0.92                 0                 0              1.00%             21.2%
12/31/2008                        0.76                 0                 0              1.00%            -38.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.75%             14.5%
12/31/2011                        1.11                 0                 0              0.75%              4.0%
12/31/2010                        1.07                 0                 0              0.75%             14.6%
12/31/2009                        0.93                 0                 0              0.75%             21.5%
12/31/2008                        0.77                 0                 0              0.75%            -38.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.50%             14.8%
12/31/2011                        1.13                 0                 0              0.50%              4.2%
12/31/2010                        1.09                 0                 0              0.50%             14.9%
12/31/2009                        0.94                 0                 0              0.50%             21.8%
12/31/2008                        0.77                 0                 0              0.50%            -38.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.25%             15.1%
12/31/2011                        1.15                 0                 0              0.25%              4.5%
12/31/2010                        1.10                 0                 0              0.25%             15.2%
12/31/2009                        0.96                 0                 0              0.25%             22.2%
12/31/2008                        0.78                 0                 0              0.25%            -38.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 1   $             2              0.00%             15.4%
12/31/2011                        1.17                 1                 1              0.00%              4.7%
12/31/2010                        1.12                 1                 1              0.00%             15.5%
12/31/2009                        0.97                 0                 0              0.00%             22.5%
12/31/2008                        0.79                 0                 0              0.00%            -38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
          AllianceBernstein Discovery Growth Fund R Class - 018636506

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       879,231   $       711,955           125,566
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (267)
                                                       ---------------
Net assets                                             $       878,964
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       677,060           461,118   $          1.47
Band 100                                                        84,415            56,407              1.50
Band 75                                                             --                --              1.53
Band 50                                                        117,489            75,572              1.55
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.62
                                                       ---------------   ---------------
Total                                                  $       878,964           593,097
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (9,947)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,947)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            36,117
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                74,887
                                                                                           ---------------
Net gain (loss)                                                                                    111,004
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       101,057
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,947)  $             (6,746)
Net realized gain (loss)                                                      36,117                 19,017
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          74,887                (13,675)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            101,057                 (1,404)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     169,288                475,596
Cost of units redeemed                                                      (182,085)              (216,794)
Account charges                                                                 (156)                  (149)
                                                                --------------------   --------------------
Increase (decrease)                                                          (12,953)               258,653
                                                                --------------------   --------------------
Net increase (decrease)                                                       88,104                257,249
Net assets, beginning                                                        790,860                533,611
                                                                --------------------   --------------------
Net assets, ending                                              $            878,964   $            790,860
                                                                ====================   ====================
Units sold                                                                   121,055                415,488
Units redeemed                                                              (128,793)              (226,175)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,738)               189,313
Units outstanding, beginning                                                 600,835                411,522
                                                                --------------------   --------------------
Units outstanding, ending                                                    593,097                600,835
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          1,517,311
Cost of units redeemed/account charges                                                             (824,944)
Net investment income (loss)                                                                        (30,629)
Net realized gain (loss)                                                                            (39,481)
Realized gain distributions                                                                          89,431
Net change in unrealized appreciation (depreciation)                                                167,276
                                                                                       --------------------
Net assets                                                                             $            878,964
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47               461   $           677              1.25%             12.8%
12/31/2011                        1.30               438               570              1.25%              1.9%
12/31/2010                        1.28               240               307              1.25%             36.7%
12/31/2009                        0.93               161               150              1.25%             44.6%
12/31/2008                        0.65               130                84              1.25%            -49.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                56   $            84              1.00%             13.1%
12/31/2011                        1.32                50                67              1.00%              2.2%
12/31/2010                        1.30                42                54              1.00%             37.1%
12/31/2009                        0.95                68                64              1.00%             45.0%
12/31/2008                        0.65                33                22              1.00%            -49.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.75%             13.3%
12/31/2011                        1.35                 0                 0              0.75%              2.4%
12/31/2010                        1.31                 0                 0              0.75%             37.4%
12/31/2009                        0.96                 0                 0              0.75%             45.3%
12/31/2008                        0.66                 0                 0              0.75%            -49.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                76   $           117              0.50%             13.6%
12/31/2011                        1.37               113               154              0.50%              2.7%
12/31/2010                        1.33               130               173              0.50%             37.8%
12/31/2009                        0.97               154               149              0.50%             45.7%
12/31/2008                        0.66               139                92              0.50%            -48.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.25%             13.9%
12/31/2011                        1.39                 0                 0              0.25%              2.9%
12/31/2010                        1.35                 0                 0              0.25%             38.1%
12/31/2009                        0.98                 0                 0              0.25%             46.1%
12/31/2008                        0.67                 0                 0              0.25%            -48.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.00%             14.2%
12/31/2011                        1.41                 0                 0              0.00%              3.2%
12/31/2010                        1.37                 0                 0              0.00%             38.5%
12/31/2009                        0.99                 0                 0              0.00%             46.4%
12/31/2008                        0.68                 0                 0              0.00%            -48.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
           AllianceBernstein Discovery Value Fund R Class - 018914507

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,125,729   $     1,109,008            66,511
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,345)
                                                       ---------------
Net assets                                             $     1,123,384
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       823,311           567,556   $          1.45
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.51
Band 50                                                        300,073           195,370              1.54
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
Total                                                  $     1,123,384           762,926
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,777
Mortality & expense charges                                                                        (11,587)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,810)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (126)
Realized gain distributions                                                                         52,682
Net change in unrealized appreciation (depreciation)                                               124,558
                                                                                           ---------------
Net gain (loss)                                                                                    177,114
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       167,304
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,810)  $             (9,873)
Net realized gain (loss)                                                        (126)                73,654
Realized gain distributions                                                   52,682                 57,348
Net change in unrealized appreciation (depreciation)                         124,558               (226,537)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            167,304               (105,408)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     203,214                631,916
Cost of units redeemed                                                      (251,164)              (170,691)
Account charges                                                                 (387)                  (334)
                                                                --------------------   --------------------
Increase (decrease)                                                          (48,337)               460,891
                                                                --------------------   --------------------
Net increase (decrease)                                                      118,967                355,483
Net assets, beginning                                                      1,004,417                648,934
                                                                --------------------   --------------------
Net assets, ending                                              $          1,123,384   $          1,004,417
                                                                ====================   ====================
Units sold                                                                   151,085                642,302
Units redeemed                                                              (183,683)              (314,778)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,598)               327,524
Units outstanding, beginning                                                 795,524                468,000
                                                                --------------------   --------------------
Units outstanding, ending                                                    762,926                795,524
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          2,061,022
Cost of units redeemed/account charges                                                           (1,077,653)
Net investment income (loss)                                                                        (32,372)
Net realized gain (loss)                                                                             17,087
Realized gain distributions                                                                         138,579
Net change in unrealized appreciation (depreciation)                                                 16,721
                                                                                       --------------------
Net assets                                                                             $          1,123,384
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45               568   $           823              1.25%             16.3%
12/31/2011                        1.25               601               750              1.25%             -9.8%
12/31/2010                        1.38               432               598              1.25%             24.6%
12/31/2009                        1.11               304               337              1.25%             39.8%
12/31/2008                        0.79               253               201              1.25%            -35.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              1.00%             16.6%
12/31/2011                        1.27                 0                 0              1.00%             -9.5%
12/31/2010                        1.40                 0                 0              1.00%             24.9%
12/31/2009                        1.12                 0                 0              1.00%             40.2%
12/31/2008                        0.80                 0                 0              1.00%            -35.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.75%             16.9%
12/31/2011                        1.29                 0                 0              0.75%             -9.3%
12/31/2010                        1.42                 0                 0              0.75%             25.2%
12/31/2009                        1.13                 0                 0              0.75%             40.5%
12/31/2008                        0.81                 0                 0              0.75%            -35.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54               195   $           300              0.50%             17.2%
12/31/2011                        1.31               194               254              0.50%             -9.1%
12/31/2010                        1.44                36                51              0.50%             25.6%
12/31/2009                        1.15                 0                 0              0.50%             40.9%
12/31/2008                        0.82                 0                 0              0.50%            -35.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.25%             17.5%
12/31/2011                        1.33                 0                 0              0.25%             -8.9%
12/31/2010                        1.46                 0                 0              0.25%             25.9%
12/31/2009                        1.16                 0                 0              0.25%             41.2%
12/31/2008                        0.82                 0                 0              0.25%            -34.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.00%             17.8%
12/31/2011                        1.35                 0                 0              0.00%             -8.6%
12/31/2010                        1.48                 0                 0              0.00%             26.2%
12/31/2009                        1.17                 0                 0              0.00%             41.6%
12/31/2008                        0.83                 0                 0              0.00%            -34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.0%
                2010               0.0%
                2009               0.3%
                2008               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               AllianceBernstein Global Value R Class - 018912501

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        43,575   $        44,279             5,217
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $        43,563
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        43,563            50,563   $          0.86
Band 100                                                            --                --              0.88
Band 75                                                             --                --              0.90
Band 50                                                             --                --              0.91
Band 25                                                             --                --              0.93
Band 0                                                              --                --              0.95
                                                       ---------------   ---------------
Total                                                  $        43,563            50,563
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           362
Mortality & expense charges                                                                           (577)
                                                                                           ---------------
Net investment income (loss)                                                                          (215)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            11,230
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,789)
                                                                                           ---------------
Net gain (loss)                                                                                      8,441
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         8,226
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (215)  $              1,658
Net realized gain (loss)                                                      11,230                  2,773
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,789)               (23,557)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,226                (19,126)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       1,963                 11,134
Cost of units redeemed                                                       (59,682)                (8,417)
Account charges                                                                  (31)                   (88)
                                                                --------------------   --------------------
Increase (decrease)                                                          (57,750)                 2,629
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,524)               (16,497)
Net assets, beginning                                                         93,087                109,584
                                                                --------------------   --------------------
Net assets, ending                                              $             43,563   $             93,087
                                                                ====================   ====================
Units sold                                                                     2,446                 19,164
Units redeemed                                                               (71,826)               (16,203)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (69,380)                 2,961
Units outstanding, beginning                                                 119,943                116,982
                                                                --------------------   --------------------
Units outstanding, ending                                                     50,563                119,943
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,774,544
Cost of units redeemed/account charges                                                           (2,961,215)
Net investment income (loss)                                                                         (7,264)
Net realized gain (loss)                                                                           (958,780)
Realized gain distributions                                                                         196,982
Net change in unrealized appreciation (depreciation)                                                   (704)
                                                                                       --------------------
Net assets                                                                             $             43,563
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                51   $            44              1.25%             11.0%
12/31/2011                        0.78               120                93              1.25%            -17.2%
12/31/2010                        0.94               117               110              1.25%              6.6%
12/31/2009                        0.88               446               392              1.25%             31.5%
12/31/2008                        0.67               966               646              1.25%            -53.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              1.00%             11.3%
12/31/2011                        0.79                 0                 0              1.00%            -16.9%
12/31/2010                        0.95                 0                 0              1.00%              6.9%
12/31/2009                        0.89                 0                 0              1.00%             31.8%
12/31/2008                        0.67                 0                 0              1.00%            -53.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.75%             11.6%
12/31/2011                        0.80                 0                 0              0.75%            -16.7%
12/31/2010                        0.96                 0                 0              0.75%              7.1%
12/31/2009                        0.90                 0                 0              0.75%             32.2%
12/31/2008                        0.68                 0                 0              0.75%            -53.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.50%             11.9%
12/31/2011                        0.82                 0                 0              0.50%            -16.5%
12/31/2010                        0.98                 0                 0              0.50%              7.4%
12/31/2009                        0.91                 0                 0              0.50%             32.5%
12/31/2008                        0.69                 0                 0              0.50%            -52.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.25%             12.1%
12/31/2011                        0.83                 0                 0              0.25%            -16.3%
12/31/2010                        0.99                 0                 0              0.25%              7.7%
12/31/2009                        0.92                 0                 0              0.25%             32.8%
12/31/2008                        0.69                 0                 0              0.25%            -52.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.00%             12.4%
12/31/2011                        0.84                 0                 0              0.00%            -16.1%
12/31/2010                        1.00                 0                 0              0.00%              7.9%
12/31/2009                        0.93                 0                 0              0.00%             33.2%
12/31/2008                        0.70                 0                 0              0.00%            -52.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               2.9%
                2010               1.8%
                2009               0.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         AllianceBernstein International Growth Fund R Class - 01879X509

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       681,096   $       643,034            47,053
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (700)
                                                       ---------------
Net assets                                             $       680,396
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        96,271            79,646   $          1.21
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.26
Band 50                                                        584,125           456,421              1.28
Band 25                                                             --                --              1.30
Band 0                                                              --                --              1.33
                                                       ---------------   ---------------
Total                                                  $       680,396           536,067
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,513
Mortality & expense charges                                                                         (4,240)
                                                                                           ---------------
Net investment income (loss)                                                                          (727)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               669
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                90,358
                                                                                           ---------------
Net gain (loss)                                                                                     91,027
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        90,300
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (727)  $             (3,833)
Net realized gain (loss)                                                         669                127,089
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          90,358               (303,277)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             90,300               (180,021)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      79,601                174,320
Cost of units redeemed                                                      (184,646)              (445,974)
Account charges                                                                  (88)                  (156)
                                                                --------------------   --------------------
Increase (decrease)                                                         (105,133)              (271,810)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,833)              (451,831)
Net assets, beginning                                                        695,229              1,147,060
                                                                --------------------   --------------------
Net assets, ending                                              $            680,396   $            695,229
                                                                ====================   ====================
Units sold                                                                    73,412                141,289
Units redeemed                                                              (164,319)              (381,064)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (90,907)              (239,775)
Units outstanding, beginning                                                 626,974                866,749
                                                                --------------------   --------------------
Units outstanding, ending                                                    536,067                626,974
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,620,390
Cost of units redeemed/account charges                                                           (5,918,838)
Net investment income (loss)                                                                         53,858
Net realized gain (loss)                                                                         (2,723,210)
Realized gain distributions                                                                         610,134
Net change in unrealized appreciation (depreciation)                                                 38,062
                                                                                       --------------------
Net assets                                                                             $            680,396
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                80   $            96              1.25%             13.7%
12/31/2011                        1.06                91                97              1.25%            -17.8%
12/31/2010                        1.29               392               507              1.25%             10.8%
12/31/2009                        1.17             1,382             1,613              1.25%             38.1%
12/31/2008                        0.85             4,169             3,525              1.25%            -50.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%             14.0%
12/31/2011                        1.08                 0                 0              1.00%            -17.6%
12/31/2010                        1.31                 0                 0              1.00%             11.0%
12/31/2009                        1.18                 0                 0              1.00%             38.4%
12/31/2008                        0.85                 0                 0              1.00%            -50.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%             14.3%
12/31/2011                        1.10                 0                 0              0.75%            -17.4%
12/31/2010                        1.33                 0                 0              0.75%             11.3%
12/31/2009                        1.19                 0                 0              0.75%             38.8%
12/31/2008                        0.86                 0                 0              0.75%            -49.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28               456   $           584              0.50%             14.6%
12/31/2011                        1.12               536               598              0.50%            -17.2%
12/31/2010                        1.35               474               640              0.50%             11.6%
12/31/2009                        1.21               460               556              0.50%             39.1%
12/31/2008                        0.87               396               344              0.50%            -49.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%             14.9%
12/31/2011                        1.14                 0                 0              0.25%            -17.0%
12/31/2010                        1.37                 0                 0              0.25%             11.9%
12/31/2009                        1.22                 0                 0              0.25%             39.5%
12/31/2008                        0.88                 0                 0              0.25%            -49.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.00%             15.2%
12/31/2011                        1.15                 0                 0              0.00%            -16.8%
12/31/2010                        1.39                 0                 0              0.00%             12.2%
12/31/2009                        1.24                 0                 0              0.00%             39.8%
12/31/2008                        0.88                 0                 0              0.00%            -49.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.4%
                2010               1.9%
                2009               2.0%
                2008               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            AllianceBernstein International Value R Class - 018913509

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       335,589   $       344,491            29,283
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (291)
                                                       ---------------
Net assets                                             $       335,298
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       335,298           378,832   $          0.89
Band 100                                                            --                --              0.90
Band 75                                                             --                --              0.92
Band 50                                                             --                --              0.94
Band 25                                                             --                --              0.96
Band 0                                                              --                --              0.97
                                                       ---------------   ---------------
Total                                                  $       335,298           378,832
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,911
Mortality & expense charges                                                                         (4,474)
                                                                                           ---------------
Net investment income (loss)                                                                         5,437
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,509)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                41,560
                                                                                           ---------------
Net gain (loss)                                                                                     34,051
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        39,488
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,437   $              7,609
Net realized gain (loss)                                                      (7,509)              (179,442)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          41,560                 47,466
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             39,488               (124,367)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      45,721                107,456
Cost of units redeemed                                                       (80,510)              (303,645)
Account charges                                                                  (48)                  (146)
                                                                --------------------   --------------------
Increase (decrease)                                                          (34,837)              (196,335)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,651               (320,702)
Net assets, beginning                                                        330,647                651,349
                                                                --------------------   --------------------
Net assets, ending                                              $            335,298   $            330,647
                                                                ====================   ====================
Units sold                                                                   100,763                114,398
Units redeemed                                                              (142,375)              (345,500)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,612)              (231,102)
Units outstanding, beginning                                                 420,444                651,546
                                                                --------------------   --------------------
Units outstanding, ending                                                    378,832                420,444
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,867,150
Cost of units redeemed/account charges                                                           (1,195,370)
Net investment income (loss)                                                                         19,959
Net realized gain (loss)                                                                           (408,840)
Realized gain distributions                                                                          61,301
Net change in unrealized appreciation (depreciation)                                                 (8,902)
                                                                                       --------------------
Net assets                                                                             $            335,298
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89               379   $           335              1.25%             12.5%
12/31/2011                        0.79               420               331              1.25%            -21.3%
12/31/2010                        1.00               652               651              1.25%              1.9%
12/31/2009                        0.98               651               639              1.25%             32.4%
12/31/2008                        0.74               641               475              1.25%            -54.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              1.00%             12.8%
12/31/2011                        0.80                 0                 0              1.00%            -21.1%
12/31/2010                        1.01                 0                 0              1.00%              2.1%
12/31/2009                        0.99                 0                 0              1.00%             32.7%
12/31/2008                        0.75                 0                 0              1.00%            -54.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              0.75%             13.1%
12/31/2011                        0.81                 0                 0              0.75%            -20.9%
12/31/2010                        1.03                 0                 0              0.75%              2.4%
12/31/2009                        1.00                 0                 0              0.75%             33.0%
12/31/2008                        0.76                 0                 0              0.75%            -54.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              0.50%             13.4%
12/31/2011                        0.83                 0                 0              0.50%            -20.7%
12/31/2010                        1.04                 0                 0              0.50%              2.6%
12/31/2009                        1.02                 0                 0              0.50%             33.4%
12/31/2008                        0.76                 0                 0              0.50%            -53.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.25%             13.7%
12/31/2011                        0.84                 0                 0              0.25%            -20.5%
12/31/2010                        1.06                 0                 0              0.25%              2.9%
12/31/2009                        1.03                 0                 0              0.25%             33.7%
12/31/2008                        0.77                 0                 0              0.25%            -53.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.00%             14.0%
12/31/2011                        0.85                 0                 0              0.00%            -20.3%
12/31/2010                        1.07                 0                 0              0.00%              3.1%
12/31/2009                        1.04                 0                 0              0.00%             34.0%
12/31/2008                        0.78                 0                 0              0.00%            -53.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.0%
                2011               2.9%
                2010               3.0%
                2009               0.7%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           AllianceBernstein Small Cap Growth Fund R Class - 01877E602

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,917,073   $     1,710,862            51,587
                                                                         ===============   ===============
Receivables: investments sold                                    7,142
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,924,215
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,714,050         1,016,169   $          1.69
Band 100                                                           626               364              1.72
Band 75                                                             --                --              1.75
Band 50                                                             --                --              1.79
Band 25                                                             --                --              1.82
Band 0                                                         209,539           112,940              1.86
                                                       ---------------   ---------------
Total                                                  $     1,924,215         1,129,473
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (17,332)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,332)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            74,527
Realized gain distributions                                                                         63,015
Net change in unrealized appreciation (depreciation)                                                10,852
                                                                                           ---------------
Net gain (loss)                                                                                    148,394
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       131,062
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,332)  $             (6,132)
Net realized gain (loss)                                                      74,527                115,042
Realized gain distributions                                                   63,015                  7,133
Net change in unrealized appreciation (depreciation)                          10,852               (101,430)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            131,062                 14,613
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,121,940                484,002
Cost of units redeemed                                                      (305,612)              (274,831)
Account charges                                                                 (155)                   (91)
                                                                --------------------   --------------------
Increase (decrease)                                                          816,173                209,080
                                                                --------------------   --------------------
Net increase (decrease)                                                      947,235                223,693
Net assets, beginning                                                        976,980                753,287
                                                                --------------------   --------------------
Net assets, ending                                              $          1,924,215   $            976,980
                                                                ====================   ====================
Units sold                                                                   732,100                317,441
Units redeemed                                                              (257,284)              (180,733)
                                                                --------------------   --------------------
Net increase (decrease)                                                      474,816                136,708
Units outstanding, beginning                                                 654,657                517,949
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,129,473                654,657
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,281,442
Cost of units redeemed/account charges                                                             (809,236)
Net investment income (loss)                                                                        (37,378)
Net realized gain (loss)                                                                            213,028
Realized gain distributions                                                                          70,148
Net change in unrealized appreciation (depreciation)                                                206,211
                                                                                       --------------------
Net assets                                                                             $          1,924,215
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69             1,016   $         1,714              1.25%             13.2%
12/31/2011                        1.49               641               954              1.25%              2.6%
12/31/2010                        1.45               507               737              1.25%             35.2%
12/31/2009                        1.07               445               478              1.25%             40.2%
12/31/2008                        0.77               260               199              1.25%            -45.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72                 0   $             1              1.00%             13.5%
12/31/2011                        1.51                 0                 0              1.00%              2.8%
12/31/2010                        1.47                 0                 0              1.00%             35.5%
12/31/2009                        1.09                 0                 0              1.00%             40.5%
12/31/2008                        0.77                 0                 0              1.00%            -45.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.75%             13.8%
12/31/2011                        1.54                 0                 0              0.75%              3.1%
12/31/2010                        1.49                 0                 0              0.75%             35.9%
12/31/2009                        1.10                 0                 0              0.75%             40.9%
12/31/2008                        0.78                 0                 0              0.75%            -45.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79                 0   $             0              0.50%             14.1%
12/31/2011                        1.57                 0                 0              0.50%              3.3%
12/31/2010                        1.51                 0                 0              0.50%             36.2%
12/31/2009                        1.11                 0                 0              0.50%             41.2%
12/31/2008                        0.79                 0                 0              0.50%            -45.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.82                 0   $             0              0.25%             14.4%
12/31/2011                        1.59                 0                 0              0.25%              3.6%
12/31/2010                        1.54                 0                 0              0.25%             36.5%
12/31/2009                        1.12                 0                 0              0.25%             41.6%
12/31/2008                        0.79                 0                 0              0.25%            -45.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.86               113   $           210              0.00%             14.7%
12/31/2011                        1.62                14                23              0.00%              3.9%
12/31/2010                        1.56                11                16              0.00%             36.9%
12/31/2009                        1.14                 1                 1              0.00%             42.0%
12/31/2008                        0.80                 1                 1              0.00%            -45.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.5%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                AllianceBernstein Value Fund R Class - 018915504

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       136,656   $       120,607            12,654
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (14,672)
                                                       ---------------
Net assets                                             $       121,984
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        64,970            70,047   $          0.93
Band 100                                                        57,014            60,310              0.95
Band 75                                                             --                --              0.96
Band 50                                                             --                --              0.98
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $       121,984           130,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,744
Mortality & expense charges                                                                         (1,528)
                                                                                           ---------------
Net investment income (loss)                                                                           216
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             7,620
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,836
                                                                                           ---------------
Net gain (loss)                                                                                     14,456
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        14,672
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                216   $                  3
Net realized gain (loss)                                                       7,620                 (2,767)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,836                 (2,852)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,672                 (5,616)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      60,716                  9,528
Cost of units redeemed                                                       (62,874)                (2,808)
Account charges                                                                  (53)                   (93)
                                                                --------------------   --------------------
Increase (decrease)                                                           (2,211)                 6,627
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,461                  1,011
Net assets, beginning                                                        109,523                108,512
                                                                --------------------   --------------------
Net assets, ending                                              $            121,984   $            109,523
                                                                ====================   ====================
Units sold                                                                    68,032                 17,350
Units redeemed                                                               (70,001)                (9,177)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,969)                 8,173
Units outstanding, beginning                                                 132,326                124,153
                                                                --------------------   --------------------
Units outstanding, ending                                                    130,357                132,326
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            342,907
Cost of units redeemed/account charges                                                             (188,152)
Net investment income (loss)                                                                          3,184
Net realized gain (loss)                                                                            (66,212)
Realized gain distributions                                                                          14,208
Net change in unrealized appreciation (depreciation)                                                 16,049
                                                                                       --------------------
Net assets                                                                             $            121,984
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                70   $            65              1.25%             13.0%
12/31/2011                        0.82                63                52              1.25%             -5.5%
12/31/2010                        0.87                63                54              1.25%              9.6%
12/31/2009                        0.79                61                48              1.25%             17.3%
12/31/2008                        0.68                66                44              1.25%            -42.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                60   $            57              1.00%             13.3%
12/31/2011                        0.83                69                58              1.00%             -5.2%
12/31/2010                        0.88                62                54              1.00%              9.9%
12/31/2009                        0.80                54                43              1.00%             17.6%
12/31/2008                        0.68                35                24              1.00%            -42.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.75%             13.6%
12/31/2011                        0.85                 0                 0              0.75%             -5.0%
12/31/2010                        0.89                 0                 0              0.75%             10.1%
12/31/2009                        0.81                 0                 0              0.75%             17.9%
12/31/2008                        0.69                 0                 0              0.75%            -42.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.50%             13.9%
12/31/2011                        0.86                 0                 0              0.50%             -4.7%
12/31/2010                        0.91                 0                 0              0.50%             10.4%
12/31/2009                        0.82                 0                 0              0.50%             18.2%
12/31/2008                        0.69                 0                 0              0.50%            -42.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%             14.2%
12/31/2011                        0.88                 0                 0              0.25%             -4.5%
12/31/2010                        0.92                 0                 0              0.25%             10.7%
12/31/2009                        0.83                 0                 0              0.25%             18.5%
12/31/2008                        0.70                 0                 0              0.25%            -42.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%             14.5%
12/31/2011                        0.89                 0                 0              0.00%             -4.3%
12/31/2010                        0.93                 0                 0              0.00%             11.0%
12/31/2009                        0.84                 0                 0              0.00%             18.8%
12/31/2008                        0.71                 0                 0              0.00%            -42.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.1%
                2010               0.8%
                2009               1.6%
                2008               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Century Advisor Inflation Adjusted Bond A Class - 025081829

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,487,371   $    18,468,665        1,485,566
                                                                         ===============   ===============
Receivables: investments sold                                   18,120
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    19,505,491
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,660,790        11,157,417   $          1.49
Band 100                                                       136,323            89,343              1.53
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.63
Band 0                                                       2,708,378         1,628,420              1.66
                                                       ---------------   ---------------
Total                                                  $    19,505,491        12,875,180
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       391,308
Mortality & expense charges                                                                       (201,150)
                                                                                           ---------------
Net investment income (loss)                                                                       190,158
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           449,155
Realized gain distributions                                                                        163,711
Net change in unrealized appreciation (depreciation)                                               136,065
                                                                                           ---------------
Net gain (loss)                                                                                    748,931
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       939,089
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            190,158   $            310,223
Net realized gain (loss)                                                     449,155                428,847
Realized gain distributions                                                  163,711                139,084
Net change in unrealized appreciation (depreciation)                         136,065                494,373
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            939,089              1,372,527
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  11,281,101              6,866,800
Cost of units redeemed                                                    (7,537,387)            (5,018,391)
Account charges                                                              (32,677)               (28,867)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,711,037              1,819,542
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,650,126              3,192,069
Net assets, beginning                                                     14,855,365             11,663,296
                                                                --------------------   --------------------
Net assets, ending                                              $         19,505,491   $         14,855,365
                                                                ====================   ====================
Units sold                                                                 7,946,767              5,229,147
Units redeemed                                                            (5,487,737)            (3,911,598)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,459,030              1,317,549
Units outstanding, beginning                                              10,416,150              9,098,601
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,875,180             10,416,150
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         38,451,689
Cost of units redeemed/account charges                                                          (22,053,175)
Net investment income (loss)                                                                        880,917
Net realized gain (loss)                                                                            839,428
Realized gain distributions                                                                         367,926
Net change in unrealized appreciation (depreciation)                                              1,018,706
                                                                                       --------------------
Net assets                                                                             $         19,505,491
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49            11,157   $        16,661              1.25%              5.1%
12/31/2011                        1.42             9,945            14,128              1.25%             11.2%
12/31/2010                        1.28             8,638            11,030              1.25%              3.9%
12/31/2009                        1.23             5,339             6,560              1.25%              9.0%
12/31/2008                        1.13             4,344             4,898              1.25%             -2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                89   $           136              1.00%              5.4%
12/31/2011                        1.45                77               111              1.00%             11.5%
12/31/2010                        1.30                72                93              1.00%              4.2%
12/31/2009                        1.25                62                78              1.00%              9.2%
12/31/2008                        1.14               200               228              1.00%             -2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%              5.6%
12/31/2011                        1.48                 0                 0              0.75%             11.8%
12/31/2010                        1.32                 0                 0              0.75%              4.5%
12/31/2009                        1.26                 0                 0              0.75%              9.5%
12/31/2008                        1.15                 0                 0              0.75%             -2.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.50%              5.9%
12/31/2011                        1.50                 0                 0              0.50%             12.1%
12/31/2010                        1.34                 0                 0              0.50%              4.7%
12/31/2009                        1.28                 0                 0              0.50%              9.8%
12/31/2008                        1.17                 0                 0              0.50%             -1.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%              6.2%
12/31/2011                        1.53                 0                 0              0.25%             12.4%
12/31/2010                        1.36                 0                 0              0.25%              5.0%
12/31/2009                        1.30                 0                 0              0.25%             10.1%
12/31/2008                        1.18                 0                 0              0.25%             -1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66             1,628   $         2,708              0.00%              6.4%
12/31/2011                        1.56               395               617              0.00%             12.6%
12/31/2010                        1.39               389               540              0.00%              5.2%
12/31/2009                        1.32               294               388              0.00%             10.3%
12/31/2008                        1.19               147               176              0.00%             -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               3.5%
                2010               1.9%
                2009               1.4%
                2008               5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  American Century Vista A Class - 025083817

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       399,528   $       333,096            23,356
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (125)
                                                       ---------------
Net assets                                             $       399,403
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       399,403           295,427   $          1.35
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
Total                                                  $       399,403           295,427
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,052)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,052)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            45,127
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                24,839
                                                                                           ---------------
Net gain (loss)                                                                                     69,966
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        63,914
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,052)  $             (7,618)
Net realized gain (loss)                                                      45,127                 41,087
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          24,839                (84,043)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             63,914                (50,574)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      74,123                167,038
Cost of units redeemed                                                      (288,322)              (471,564)
Account charges                                                                 (210)                  (527)
                                                                --------------------   --------------------
Increase (decrease)                                                         (214,409)              (305,053)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (150,495)              (355,627)
Net assets, beginning                                                        549,898                905,525
                                                                --------------------   --------------------
Net assets, ending                                              $            399,403   $            549,898
                                                                ====================   ====================
Units sold                                                                    55,812                128,408
Units redeemed                                                              (223,234)              (356,374)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (167,422)              (227,966)
Units outstanding, beginning                                                 462,849                690,815
                                                                --------------------   --------------------
Units outstanding, ending                                                    295,427                462,849
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,240,084
Cost of units redeemed/account charges                                                           (4,153,320)
Net investment income (loss)                                                                        (67,376)
Net realized gain (loss)                                                                            248,457
Realized gain distributions                                                                          65,126
Net change in unrealized appreciation (depreciation)                                                 66,432
                                                                                       --------------------
Net assets                                                                             $            399,403
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35               295   $           399              1.25%             13.8%
12/31/2011                        1.19               463               550              1.25%             -9.4%
12/31/2010                        1.31               691               906              1.25%             22.0%
12/31/2009                        1.07               665               714              1.25%             20.0%
12/31/2008                        0.90               595               532              1.25%            -49.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              1.00%             14.1%
12/31/2011                        1.21                 0                 0              1.00%             -9.1%
12/31/2010                        1.33                 0                 0              1.00%             22.3%
12/31/2009                        1.09                 0                 0              1.00%             20.3%
12/31/2008                        0.91                 0                 0              1.00%            -49.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.75%             14.4%
12/31/2011                        1.23                 0                 0              0.75%             -8.9%
12/31/2010                        1.35                 0                 0              0.75%             22.6%
12/31/2009                        1.11                 0                 0              0.75%             20.6%
12/31/2008                        0.92                 0                 0              0.75%            -49.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.50%             14.7%
12/31/2011                        1.26                 0                 0              0.50%             -8.7%
12/31/2010                        1.38                 0                 0              0.50%             22.9%
12/31/2009                        1.12                 0                 0              0.50%             20.9%
12/31/2008                        0.93                 0                 0              0.50%            -49.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.25%             14.9%
12/31/2011                        1.28                 0                 0              0.25%             -8.5%
12/31/2010                        1.40                 0                 0              0.25%             23.2%
12/31/2009                        1.14                 0                 0              0.25%             21.2%
12/31/2008                        0.94                 0                 0              0.25%            -48.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.00%             15.2%
12/31/2011                        1.31                 0                 0              0.00%             -8.2%
12/31/2010                        1.42                 0                 0              0.00%             23.5%
12/31/2009                        1.15                 0                 0              0.00%             21.5%
12/31/2008                        0.95                 0                 0              0.00%            -48.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       American Century Disciplined Growth A Class - 02507M642 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century Disciplined Growth Investor Class - 02507M675

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       153,133   $       156,855            11,078
                                                                         ===============   ===============
Receivables: investments sold                                       79
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       153,212
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       153,212           145,131   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $       153,212           145,131
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,363
Mortality & expense charges                                                                           (437)
                                                                                           ---------------
Net investment income (loss)                                                                           926
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                (9)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,722)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,731)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (2,805)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                926   $                 --
Net realized gain (loss)                                                          (9)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,722)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,805)                    --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     272,972                     --
Cost of units redeemed                                                      (116,954)                    --
Account charges                                                                   (1)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          156,017                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      153,212                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            153,212   $                 --
                                                                ====================   ====================
Units sold                                                                   255,121                     --
Units redeemed                                                              (109,990)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      145,131                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    145,131                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            272,972
Cost of units redeemed/account charges                                                             (116,955)
Net investment income (loss)                                                                            926
Net realized gain (loss)                                                                                 (9)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (3,722)
                                                                                       --------------------
Net assets                                                                             $            153,212
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06               145   $           153              1.25%              5.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
    American Century Diversified Bond Investor Class - 024932402 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.13
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              1.25%              3.9%
12/31/2011                        1.08                 0                 0              1.25%              5.9%
12/31/2010                        1.02                 0                 0              1.25%              2.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              1.00%              4.2%
12/31/2011                        1.09                 0                 0              1.00%              6.1%
12/31/2010                        1.03                 0                 0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.75%              4.4%
12/31/2011                        1.09                 0                 0              0.75%              6.4%
12/31/2010                        1.03                 0                 0              0.75%              2.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.50%              4.7%
12/31/2011                        1.10                 0                 0              0.50%              6.7%
12/31/2010                        1.03                 0                 0              0.50%              2.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%              4.9%
12/31/2011                        1.10                 0                 0              0.25%              6.9%
12/31/2010                        1.03                 0                 0              0.25%              3.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%              5.2%
12/31/2011                        1.11                 0                 0              0.00%              7.2%
12/31/2010                        1.03                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              American Century Diversified Bond A Class - 024932501

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        70,354   $        70,310             6,321
                                                                         ===============   ===============
Receivables: investments sold                                      130
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        70,484
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        70,484            62,989   $          1.12
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $        70,484            62,989
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,280
Mortality & expense charges                                                                           (672)
                                                                                           ---------------
Net investment income (loss)                                                                           608
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                90
Realized gain distributions                                                                            622
Net change in unrealized appreciation (depreciation)                                                   286
                                                                                           ---------------
Net gain (loss)                                                                                        998
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,606
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                608   $                458
Net realized gain (loss)                                                          90                   (142)
Realized gain distributions                                                      622                    589
Net change in unrealized appreciation (depreciation)                             286                    (54)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,606                    851
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      28,285                 45,702
Cost of units redeemed                                                        (7,446)                (4,506)
Account charges                                                                  (44)                   (10)
                                                                --------------------   --------------------
Increase (decrease)                                                           20,795                 41,186
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,401                 42,037
Net assets, beginning                                                         48,083                  6,046
                                                                --------------------   --------------------
Net assets, ending                                              $             70,484   $             48,083
                                                                ====================   ====================
Units sold                                                                    25,244                 42,973
Units redeemed                                                                (6,748)                (4,394)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,496                 38,579
Units outstanding, beginning                                                  44,493                  5,914
                                                                --------------------   --------------------
Units outstanding, ending                                                     62,989                 44,493
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             89,243
Cost of units redeemed/account charges                                                              (21,106)
Net investment income (loss)                                                                          1,086
Net realized gain (loss)                                                                                (49)
Realized gain distributions                                                                           1,266
Net change in unrealized appreciation (depreciation)                                                     44
                                                                                       --------------------
Net assets                                                                             $             70,484
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                63   $            70              1.25%              3.5%
12/31/2011                        1.08                44                48              1.25%              5.7%
12/31/2010                        1.02                 6                 6              1.25%              2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              1.00%              3.8%
12/31/2011                        1.09                 0                 0              1.00%              6.0%
12/31/2010                        1.02                 0                 0              1.00%              2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.75%              4.1%
12/31/2011                        1.09                 0                 0              0.75%              6.2%
12/31/2010                        1.03                 0                 0              0.75%              2.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.50%              4.3%
12/31/2011                        1.09                 0                 0              0.50%              6.5%
12/31/2010                        1.03                 0                 0              0.50%              2.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.25%              4.6%
12/31/2011                        1.10                 0                 0              0.25%              6.8%
12/31/2010                        1.03                 0                 0              0.25%              2.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%              4.8%
12/31/2011                        1.10                 0                 0              0.00%              7.0%
12/31/2010                        1.03                 0                 0              0.00%              3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               2.4%
                2010               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              American Century Emerging Markets A Class - 025086851

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        48,225   $        41,935             5,659
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (62)
                                                       ---------------
Net assets                                             $        48,163
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        48,163            40,881   $          1.18
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
Total                                                  $        48,163            40,881
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,182)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,182)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            32,987
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 2,308
                                                                                           ---------------
Net gain (loss)                                                                                     35,295
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        33,113
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,182)  $             (2,242)
Net realized gain (loss)                                                      32,987                  9,882
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,308                (51,369)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             33,113                (43,729)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      34,194                 34,649
Cost of units redeemed                                                      (173,217)               (23,907)
Account charges                                                                 (263)                  (299)
                                                                --------------------   --------------------
Increase (decrease)                                                         (139,286)                10,443
                                                                --------------------   --------------------
Net increase (decrease)                                                     (106,173)               (33,286)
Net assets, beginning                                                        154,336                187,622
                                                                --------------------   --------------------
Net assets, ending                                              $             48,163   $            154,336
                                                                ====================   ====================
Units sold                                                                    33,562                 30,349
Units redeemed                                                              (153,874)               (20,562)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (120,312)                 9,787
Units outstanding, beginning                                                 161,193                151,406
                                                                --------------------   --------------------
Units outstanding, ending                                                     40,881                161,193
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            530,979
Cost of units redeemed/account charges                                                             (450,762)
Net investment income (loss)                                                                         (8,579)
Net realized gain (loss)                                                                            (43,971)
Realized gain distributions                                                                          14,206
Net change in unrealized appreciation (depreciation)                                                  6,290
                                                                                       --------------------
Net assets                                                                             $             48,163
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                41   $            48              1.25%             23.0%
12/31/2011                        0.96               161               154              1.25%            -22.7%
12/31/2010                        1.24               151               188              1.25%             16.0%
12/31/2009                        1.07               164               176              1.25%             66.8%
12/31/2008                        0.64               154                99              1.25%            -60.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              1.00%             23.4%
12/31/2011                        0.97                 0                 0              1.00%            -22.5%
12/31/2010                        1.25                 0                 0              1.00%             16.3%
12/31/2009                        1.08                 0                 0              1.00%             67.2%
12/31/2008                        0.64                 0                 0              1.00%            -60.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.75%             23.7%
12/31/2011                        0.98                 0                 0              0.75%            -22.3%
12/31/2010                        1.27                 0                 0              0.75%             16.6%
12/31/2009                        1.09                 0                 0              0.75%             67.6%
12/31/2008                        0.65                 0                 0              0.75%            -60.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.50%             24.0%
12/31/2011                        1.00                 0                 0              0.50%            -22.2%
12/31/2010                        1.28                 0                 0              0.50%             16.9%
12/31/2009                        1.09                 0                 0              0.50%             68.0%
12/31/2008                        0.65                 0                 0              0.50%            -60.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.25%             24.3%
12/31/2011                        1.01                 0                 0              0.25%            -22.0%
12/31/2010                        1.29                 0                 0              0.25%             17.2%
12/31/2009                        1.10                 0                 0              0.25%             68.4%
12/31/2008                        0.65                 0                 0              0.25%            -59.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.00%             24.6%
12/31/2011                        1.02                 0                 0              0.00%            -21.8%
12/31/2010                        1.31                 0                 0              0.00%             17.5%
12/31/2009                        1.11                 0                 0              0.00%             68.9%
12/31/2008                        0.66                20                13              0.00%            -59.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.3%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          American Century Emerging Markets Investor Class - 025086885

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        18,407   $        16,685             2,093
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        18,405
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        18,405            15,410   $          1.19
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
Total                                                  $        18,405            15,410
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (230)
                                                                                           ---------------
Net investment income (loss)                                                                          (230)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            37,568
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (18,406)
                                                                                           ---------------
Net gain (loss)                                                                                     19,162
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        18,932
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (230)  $             (3,591)
Net realized gain (loss)                                                      37,568                 (5,136)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (18,406)               (57,800)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,932                (66,527)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      17,970                 57,177
Cost of units redeemed                                                      (247,617)               (92,123)
Account charges                                                                  (13)                  (173)
                                                                --------------------   --------------------
Increase (decrease)                                                         (229,660)               (35,119)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (210,728)              (101,646)
Net assets, beginning                                                        229,133                330,779
                                                                --------------------   --------------------
Net assets, ending                                              $             18,405   $            229,133
                                                                ====================   ====================
Units sold                                                                    17,562                 54,048
Units redeemed                                                              (238,701)               (81,889)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (221,139)               (27,841)
Units outstanding, beginning                                                 236,549                264,390
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,410                236,549
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            557,900
Cost of units redeemed/account charges                                                             (487,380)
Net investment income (loss)                                                                        (10,341)
Net realized gain (loss)                                                                            (61,705)
Realized gain distributions                                                                          18,209
Net change in unrealized appreciation (depreciation)                                                  1,722
                                                                                       --------------------
Net assets                                                                             $             18,405
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                15   $            18              1.25%             23.3%
12/31/2011                        0.97               237               229              1.25%            -22.6%
12/31/2010                        1.25               264               331              1.25%             16.4%
12/31/2009                        1.07               237               255              1.25%             67.3%
12/31/2008                        0.64               192               123              1.25%            -60.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.00%             23.6%
12/31/2011                        0.98                 0                 0              1.00%            -22.4%
12/31/2010                        1.26                 0                 0              1.00%             16.7%
12/31/2009                        1.08                 0                 0              1.00%             67.7%
12/31/2008                        0.65                 0                 0              1.00%            -60.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             23.9%
12/31/2011                        0.99                 0                 0              0.75%            -22.2%
12/31/2010                        1.28                 0                 0              0.75%             17.0%
12/31/2009                        1.09                 0                 0              0.75%             68.1%
12/31/2008                        0.65                 0                 0              0.75%            -60.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.50%             24.2%
12/31/2011                        1.01                 0                 0              0.50%            -22.0%
12/31/2010                        1.29                 0                 0              0.50%             17.3%
12/31/2009                        1.10                 0                 0              0.50%             68.5%
12/31/2008                        0.65                 0                 0              0.50%            -60.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.25%             24.5%
12/31/2011                        1.02                 0                 0              0.25%            -21.8%
12/31/2010                        1.30                 0                 0              0.25%             17.6%
12/31/2009                        1.11                 0                 0              0.25%             68.9%
12/31/2008                        0.66                 0                 0              0.25%            -59.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.00%             24.9%
12/31/2011                        1.03                 0                 0              0.00%            -21.6%
12/31/2010                        1.32                 0                 0              0.00%             17.8%
12/31/2009                        1.12                 0                 0              0.00%             69.4%
12/31/2008                        0.66                 0                 0              0.00%            -59.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.4%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               American Century Equity Growth A Class - 02507M709

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,211,853   $     2,009,961            90,311
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,942)
                                                       ---------------
Net assets                                             $     2,209,911
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,209,911         1,569,896   $          1.41
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.53
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
Total                                                  $     2,209,911         1,569,896
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        23,740
Mortality & expense charges                                                                        (14,761)
                                                                                           ---------------
Net investment income (loss)                                                                         8,979
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            54,364
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                88,193
                                                                                           ---------------
Net gain (loss)                                                                                    142,557
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       151,536
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,979   $             (1,156)
Net realized gain (loss)                                                      54,364                (91,901)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          88,193                129,616
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            151,536                 36,559
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,608,993                340,136
Cost of units redeemed                                                    (1,403,524)              (719,053)
Account charges                                                                 (393)                  (129)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,205,076               (379,046)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,356,612               (342,487)
Net assets, beginning                                                        853,299              1,195,786
                                                                --------------------   --------------------
Net assets, ending                                              $          2,209,911   $            853,299
                                                                ====================   ====================
Units sold                                                                 1,908,635                287,090
Units redeemed                                                            (1,033,118)              (590,735)
                                                                --------------------   --------------------
Net increase (decrease)                                                      875,517               (303,645)
Units outstanding, beginning                                                 694,379                998,024
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,569,896                694,379
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,600,472
Cost of units redeemed/account charges                                                           (5,553,889)
Net investment income (loss)                                                                         (5,319)
Net realized gain (loss)                                                                           (130,626)
Realized gain distributions                                                                          97,381
Net change in unrealized appreciation (depreciation)                                                201,892
                                                                                       --------------------
Net assets                                                                             $          2,209,911
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41             1,570   $         2,210              1.25%             14.6%
12/31/2011                        1.23               694               853              1.25%              2.6%
12/31/2010                        1.20               998             1,196              1.25%             13.1%
12/31/2009                        1.06               894               947              1.25%             18.3%
12/31/2008                        0.90               748               669              1.25%            -35.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              1.00%             14.8%
12/31/2011                        1.25                 0                 0              1.00%              2.8%
12/31/2010                        1.22                 0                 0              1.00%             13.4%
12/31/2009                        1.07                 0                 0              1.00%             18.6%
12/31/2008                        0.91                 0                 0              1.00%            -35.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.75%             15.1%
12/31/2011                        1.28                 0                 0              0.75%              3.1%
12/31/2010                        1.24                 0                 0              0.75%             13.7%
12/31/2009                        1.09                 0                 0              0.75%             18.9%
12/31/2008                        0.92                 0                 0              0.75%            -35.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.50%             15.4%
12/31/2011                        1.30                 0                 0              0.50%              3.3%
12/31/2010                        1.26                 0                 0              0.50%             14.0%
12/31/2009                        1.10                 0                 0              0.50%             19.2%
12/31/2008                        0.93                 0                 0              0.50%            -35.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.25%             15.7%
12/31/2011                        1.33                 0                 0              0.25%              3.6%
12/31/2010                        1.28                 0                 0              0.25%             14.3%
12/31/2009                        1.12                 0                 0              0.25%             19.4%
12/31/2008                        0.94                 0                 0              0.25%            -35.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.00%             16.0%
12/31/2011                        1.35                 0                 0              0.00%              3.9%
12/31/2010                        1.30                 0                 0              0.00%             14.6%
12/31/2009                        1.14                 0                 0              0.00%             19.7%
12/31/2008                        0.95                 0                 0              0.00%            -34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.1%
                2010               0.9%
                2009               1.2%
                2008               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            American Century Equity Income Investor Class - 025076100

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,213,463   $    11,639,906         1,702,235
                                                                         ===============   ===============
Receivables: investments sold                                   98,017
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,311,480
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,189,699         4,836,882   $          1.90
Band 100                                                            --                --              1.94
Band 75                                                             --                --              1.99
Band 50                                                             --                --              2.04
Band 25                                                             --                --              2.08
Band 0                                                       4,121,781         1,872,980              2.20
                                                       ---------------   ---------------
Total                                                  $    13,311,480         6,709,862
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       331,854
Mortality & expense charges                                                                       (111,911)
                                                                                           ---------------
Net investment income (loss)                                                                       219,943
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           161,312
Realized gain distributions                                                                        135,985
Net change in unrealized appreciation (depreciation)                                               760,952
                                                                                           ---------------
Net gain (loss)                                                                                  1,058,249
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,278,192
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            219,943   $            207,953
Net realized gain (loss)                                                     161,312               (253,262)
Realized gain distributions                                                  135,985                     --
Net change in unrealized appreciation (depreciation)                         760,952                302,696
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,278,192                257,387
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,718,851              5,308,484
Cost of units redeemed                                                    (1,700,972)            (3,098,301)
Account charges                                                               (3,346)                (2,069)
                                                                --------------------   --------------------
Increase (decrease)                                                           14,533              2,208,114
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,292,725              2,465,501
Net assets, beginning                                                     12,018,755              9,553,254
                                                                --------------------   --------------------
Net assets, ending                                              $         13,311,480   $         12,018,755
                                                                ====================   ====================
Units sold                                                                 1,022,459              3,098,194
Units redeemed                                                            (1,009,130)            (1,821,005)
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,329              1,277,189
Units outstanding, beginning                                               6,696,533              5,419,344
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,709,862              6,696,533
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         24,843,961
Cost of units redeemed/account charges                                                          (14,755,292)
Net investment income (loss)                                                                        903,091
Net realized gain (loss)                                                                           (170,350)
Realized gain distributions                                                                         916,513
Net change in unrealized appreciation (depreciation)                                              1,573,557
                                                                                       --------------------
Net assets                                                                             $         13,311,480
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.90             4,837   $         9,190              1.25%             10.1%
12/31/2011                        1.73             4,823             8,321              1.25%              2.3%
12/31/2010                        1.69             3,534             5,961              1.25%             11.9%
12/31/2009                        1.51             2,745             4,138              1.25%             10.8%
12/31/2008                        1.36             2,006             2,729              1.25%            -20.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.94                 0   $             0              1.00%             10.4%
12/31/2011                        1.76                 0                 0              1.00%              2.5%
12/31/2010                        1.72                 0                 0              1.00%             12.2%
12/31/2009                        1.53                 0                 0              1.00%             11.1%
12/31/2008                        1.38                 0                 0              1.00%            -20.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.99                 0   $             0              0.75%             10.7%
12/31/2011                        1.80                 0                 0              0.75%              2.8%
12/31/2010                        1.75                 0                 0              0.75%             12.4%
12/31/2009                        1.56                 0                 0              0.75%             11.4%
12/31/2008                        1.40                 0                 0              0.75%            -20.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.04                 0   $             0              0.50%             11.0%
12/31/2011                        1.84                 0                 0              0.50%              3.1%
12/31/2010                        1.78                 0                 0              0.50%             12.7%
12/31/2009                        1.58                 0                 0              0.50%             11.7%
12/31/2008                        1.41                 0                 0              0.50%            -20.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.08                 0   $             0              0.25%             11.2%
12/31/2011                        1.87                 0                 0              0.25%              3.3%
12/31/2010                        1.81                 0                 0              0.25%             13.0%
12/31/2009                        1.60                 0                 0              0.25%             11.9%
12/31/2008                        1.43                 0                 0              0.25%            -20.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.20             1,873   $         4,122              0.00%             11.5%
12/31/2011                        1.97             1,874             3,698              0.00%              3.6%
12/31/2010                        1.91             1,885             3,593              0.00%             13.3%
12/31/2009                        1.68                 0                 0              0.00%             12.2%
12/31/2008                        1.50                 4                 6              0.00%            -19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               2.8%
                2010               3.6%
                2009               2.9%
                2008               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               American Century Equity Income A Class - 025076407

                             STATEMENT OF NET ASSETS
                                December 31,2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,093,365   $    10,826,733         1,547,963
                                                                         ===============   ===============
Receivables: investments sold                                   11,707
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,105,072
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,791,562         6,060,214   $          1.78
Band 100                                                        68,328            37,474              1.82
Band 75                                                             --                --              1.87
Band 50                                                        216,032           113,125              1.91
Band 25                                                             --                --              1.95
Band 0                                                       1,029,150           511,858              2.01
                                                       ---------------   ---------------
Total                                                  $    12,105,072         6,722,671
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       265,642
Mortality & expense charges                                                                       (127,403)
                                                                                           ---------------
Net investment income (loss)                                                                       138,239
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           164,399
Realized gain distributions                                                                        123,869
Net change in unrealized appreciation (depreciation)                                               612,431
                                                                                           ---------------
Net gain (loss)                                                                                    900,699
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,038,938
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            138,239   $            121,808
Net realized gain (loss)                                                     164,399                135,648
Realized gain distributions                                                  123,869                     --
Net change in unrealized appreciation (depreciation)                         612,431               (134,369)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,038,938                123,087
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,637,664              6,803,737
Cost of units redeemed                                                    (2,776,377)            (3,192,357)
Account charges                                                               (6,462)                (6,614)
                                                                --------------------   --------------------
Increase (decrease)                                                          854,825              3,604,766
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,893,763              3,727,853
Net assets, beginning                                                     10,211,309              6,483,456
                                                                --------------------   --------------------
Net assets, ending                                              $         12,105,072   $         10,211,309
                                                                ====================   ====================
Units sold                                                                 2,153,821              4,266,895
Units redeemed                                                            (1,671,066)            (2,091,315)
                                                                --------------------   --------------------
Net increase (decrease)                                                      482,755              2,175,580
Units outstanding, beginning                                               6,239,916              4,064,336
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,722,671              6,239,916
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         19,624,133
Cost of units redeemed/account charges                                                           (9,536,078)
Net investment income (loss)                                                                        449,068
Net realized gain (loss)                                                                             (9,224)
Realized gain distributions                                                                         310,541
Net change in unrealized appreciation (depreciation)                                              1,266,632
                                                                                       --------------------
Net assets                                                                             $         12,105,072
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78             6,060   $        10,792              1.25%              9.8%
12/31/2011                        1.62             5,642             9,147              1.25%              2.0%
12/31/2010                        1.59             3,861             6,135              1.25%             11.6%
12/31/2009                        1.42             2,802             3,989              1.25%             10.6%
12/31/2008                        1.29               973             1,253              1.25%            -21.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.82                37   $            68              1.00%             10.1%
12/31/2011                        1.66                36                59              1.00%              2.3%
12/31/2010                        1.62                33                54              1.00%             11.9%
12/31/2009                        1.45                30                43              1.00%             10.8%
12/31/2008                        1.31                27                35              1.00%            -20.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.87                 0   $             0              0.75%             10.4%
12/31/2011                        1.69                 0                 0              0.75%              2.5%
12/31/2010                        1.65                 0                 0              0.75%             12.2%
12/31/2009                        1.47                 0                 0              0.75%             11.1%
12/31/2008                        1.32                 0                 0              0.75%            -20.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.91               113   $           216              0.50%             10.7%
12/31/2011                        1.73               122               211              0.50%              2.8%
12/31/2010                        1.68                36                60              0.50%             12.4%
12/31/2009                        1.49                 0                 0              0.50%             11.4%
12/31/2008                        1.34                 0                 0              0.50%            -20.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.95                 0   $             0              0.25%             11.0%
12/31/2011                        1.76                 0                 0              0.25%              3.0%
12/31/2010                        1.71                 0                 0              0.25%             12.7%
12/31/2009                        1.52                 0                 0              0.25%             11.7%
12/31/2008                        1.36                 0                 0              0.25%            -20.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.01               512   $         1,029              0.00%             11.2%
12/31/2011                        1.81               440               795              0.00%              3.3%
12/31/2010                        1.75               134               234              0.00%             13.0%
12/31/2009                        1.55                46                72              0.00%             11.9%
12/31/2008                        1.38                85               118              0.00%            -20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.4%
                2011               2.7%
                2010               2.9%
                2009               2.7%
                2008               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 American Century Ginnie Mae A Class - 025081837

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,486,170   $     2,501,673           222,327
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,773)
                                                       ---------------
Net assets                                             $     2,483,397
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,478,945         1,807,358   $          1.37
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.50
Band 0                                                           4,452             2,890              1.54
                                                       ---------------   ---------------
Total                                                  $     2,483,397         1,810,248
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        82,704
Mortality & expense charges                                                                        (34,819)
                                                                                           ---------------
Net investment income (loss)                                                                        47,885
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            30,787
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (67,351)
                                                                                           ---------------
Net gain (loss)                                                                                    (36,564)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,321
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             47,885   $             70,815
Net realized gain (loss)                                                      30,787                 30,167
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (67,351)                60,486
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,321                161,468
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,693,043             10,613,756
Cost of units redeemed                                                    (6,096,198)            (5,132,750)
Account charges                                                               (1,624)               (15,481)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,404,779)             5,465,525
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,393,458)             5,626,993
Net assets, beginning                                                      6,876,855              1,249,862
                                                                --------------------   --------------------
Net assets, ending                                              $          2,483,397   $          6,876,855
                                                                ====================   ====================
Units sold                                                                 1,239,723              7,961,153
Units redeemed                                                            (4,447,958)            (3,914,177)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,208,235)             4,046,976
Units outstanding, beginning                                               5,018,483                971,507
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,810,248              5,018,483
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         16,586,685
Cost of units redeemed/account charges                                                          (14,441,913)
Net investment income (loss)                                                                        228,231
Net realized gain (loss)                                                                            125,897
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (15,503)
                                                                                       --------------------
Net assets                                                                             $          2,483,397
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37             1,807   $         2,479              1.25%              0.8%
12/31/2011                        1.36             4,678             6,363              1.25%              5.7%
12/31/2010                        1.29               972             1,250              1.25%              4.7%
12/31/2009                        1.23               902             1,108              1.25%              4.1%
12/31/2008                        1.18               562               663              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              1.00%              1.1%
12/31/2011                        1.39                 0                 0              1.00%              6.0%
12/31/2010                        1.31                 0                 0              1.00%              5.0%
12/31/2009                        1.25                 0                 0              1.00%              4.4%
12/31/2008                        1.19                 0                 0              1.00%              5.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.75%              1.3%
12/31/2011                        1.42                 0                 0              0.75%              6.3%
12/31/2010                        1.33                 0                 0              0.75%              5.3%
12/31/2009                        1.27                 0                 0              0.75%              4.7%
12/31/2008                        1.21                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.50%              1.6%
12/31/2011                        1.45                 0                 0              0.50%              6.5%
12/31/2010                        1.36                 0                 0              0.50%              5.5%
12/31/2009                        1.29                 0                 0              0.50%              4.9%
12/31/2008                        1.23                 0                 0              0.50%              6.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.25%              1.9%
12/31/2011                        1.48                 0                 0              0.25%              6.8%
12/31/2010                        1.38                 0                 0              0.25%              5.8%
12/31/2009                        1.31                 0                 0              0.25%              5.2%
12/31/2008                        1.24                 0                 0              0.25%              6.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 3   $             4              0.00%              2.1%
12/31/2011                        1.51               341               514              0.00%              7.1%
12/31/2010                        1.41                 0                 0              0.00%              6.1%
12/31/2009                        1.33                 0                 0              0.00%              5.5%
12/31/2008                        1.26                 0                 0              0.00%              6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               2.7%
                2010               4.9%
                2009               3.9%
                2008               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   American Century Growth A Class - 025083403

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,538,238   $     4,522,792           172,631
                                                                         ===============   ===============
Receivables: investments sold                                   19,228
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,557,466
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,199,925         2,715,912   $          1.55
Band 100                                                        22,761            14,382              1.58
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.70
Band 0                                                         334,780           192,746              1.74
                                                       ---------------   ---------------
Total                                                  $     4,557,466         2,923,040
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        37,777
Mortality & expense charges                                                                        (45,406)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,629)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            36,329
Realized gain distributions                                                                        144,923
Net change in unrealized appreciation (depreciation)                                               137,650
                                                                                           ---------------
Net gain (loss)                                                                                    318,902
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       311,273
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,629)  $            (11,110)
Net realized gain (loss)                                                      36,329                136,325
Realized gain distributions                                                  144,923                 95,756
Net change in unrealized appreciation (depreciation)                         137,650               (268,927)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            311,273                (47,956)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,062,308              3,002,009
Cost of units redeemed                                                    (1,452,611)            (1,193,122)
Account charges                                                               (2,254)                  (876)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,607,443              1,808,011
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,918,716              1,760,055
Net assets, beginning                                                      2,638,750                878,695
                                                                --------------------   --------------------
Net assets, ending                                              $          4,557,466   $          2,638,750
                                                                ====================   ====================
Units sold                                                                 2,008,687              2,327,419
Units redeemed                                                              (979,548)            (1,054,602)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,029,139              1,272,817
Units outstanding, beginning                                               1,893,901                621,084
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,923,040              1,893,901
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,277,188
Cost of units redeemed/account charges                                                           (3,120,179)
Net investment income (loss)                                                                        (39,217)
Net realized gain (loss)                                                                            183,549
Realized gain distributions                                                                         240,679
Net change in unrealized appreciation (depreciation)                                                 15,446
                                                                                       --------------------
Net assets                                                                             $          4,557,466
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55             2,716   $         4,200              1.25%             12.2%
12/31/2011                        1.38             1,701             2,345              1.25%             -2.4%
12/31/2010                        1.41               607               856              1.25%             15.9%
12/31/2009                        1.22               500               609              1.25%             33.4%
12/31/2008                        0.91               255               233              1.25%            -38.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                14   $            23              1.00%             12.5%
12/31/2011                        1.41                 0                 0              1.00%             -2.1%
12/31/2010                        1.44                 0                 0              1.00%             16.2%
12/31/2009                        1.24                 0                 0              1.00%             33.8%
12/31/2008                        0.92                 0                 0              1.00%            -38.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.75%             12.8%
12/31/2011                        1.44                 0                 0              0.75%             -1.9%
12/31/2010                        1.46                 0                 0              0.75%             16.5%
12/31/2009                        1.26                 0                 0              0.75%             34.1%
12/31/2008                        0.94                 0                 0              0.75%            -38.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.50%             13.1%
12/31/2011                        1.47                 0                 0              0.50%             -1.6%
12/31/2010                        1.49                 0                 0              0.50%             16.8%
12/31/2009                        1.28                 0                 0              0.50%             34.4%
12/31/2008                        0.95                 0                 0              0.50%            -38.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.25%             13.4%
12/31/2011                        1.50                 0                 0              0.25%             -1.4%
12/31/2010                        1.52                 0                 0              0.25%             17.1%
12/31/2009                        1.30                 0                 0              0.25%             34.8%
12/31/2008                        0.96                 0                 0              0.25%            -38.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.74               193   $           335              0.00%             13.6%
12/31/2011                        1.53               192               294              0.00%             -1.2%
12/31/2010                        1.55                14                22              0.00%             17.4%
12/31/2009                        1.32                 0                 0              0.00%             35.1%
12/31/2008                        0.98                 0                 0              0.00%            -38.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.0%
                2011               0.4%
                2010               0.1%
                2009               0.0%
                2008               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  American Century Heritage A Class - 025083767

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,745,261   $    16,182,760           915,714
                                                                         ===============   ===============
Receivables: investments sold                                   15,857
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    19,761,118
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,007,483         6,686,054   $          2.54
Band 100                                                            --                --              2.60
Band 75                                                             --                --              2.66
Band 50                                                        591,223           216,842              2.73
Band 25                                                             --                --              2.79
Band 0                                                       2,162,412           751,167              2.88
                                                       ---------------   ---------------
Total                                                  $    19,761,118         7,654,063
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (209,826)
                                                                                           ---------------
Net investment income (loss)                                                                      (209,826)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           519,231
Realized gain distributions                                                                        416,014
Net change in unrealized appreciation (depreciation)                                             1,663,562
                                                                                           ---------------
Net gain (loss)                                                                                  2,598,807
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,388,981
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (209,826)  $           (192,329)
Net realized gain (loss)                                                     519,231                 19,624
Realized gain distributions                                                  416,014                     --
Net change in unrealized appreciation (depreciation)                       1,663,562             (1,301,377)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,388,981             (1,474,082)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,315,493              6,222,560
Cost of units redeemed                                                    (4,634,045)            (4,011,760)
Account charges                                                               (4,483)                (4,109)
                                                                --------------------   --------------------
Increase (decrease)                                                          676,965              2,206,691
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,065,946                732,609
Net assets, beginning                                                     16,695,172             15,962,563
                                                                --------------------   --------------------
Net assets, ending                                              $         19,761,118   $         16,695,172
                                                                ====================   ====================
Units sold                                                                 2,106,186              2,699,224
Units redeemed                                                            (1,858,946)            (1,822,001)
                                                                --------------------   --------------------
Net increase (decrease)                                                      247,240                877,223
Units outstanding, beginning                                               7,406,823              6,529,600
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,654,063              7,406,823
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         30,619,683
Cost of units redeemed/account charges                                                          (15,140,665)
Net investment income (loss)                                                                       (670,007)
Net realized gain (loss)                                                                            564,139
Realized gain distributions                                                                         825,467
Net change in unrealized appreciation (depreciation)                                              3,562,501
                                                                                       --------------------
Net assets                                                                             $         19,761,118
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.54             6,686   $        17,007              1.25%             14.3%
12/31/2011                        2.22             6,474            14,404              1.25%             -7.9%
12/31/2010                        2.42             5,700            13,770              1.25%             29.4%
12/31/2009                        1.87             4,444             8,301              1.25%             34.8%
12/31/2008                        1.39             2,943             4,078              1.25%            -47.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.60                 0   $             0              1.00%             14.6%
12/31/2011                        2.27                 0                 0              1.00%             -7.7%
12/31/2010                        2.46                 0                 0              1.00%             29.7%
12/31/2009                        1.90                 0                 0              1.00%             35.2%
12/31/2008                        1.40                 0                 0              1.00%            -46.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.66                 0   $             0              0.75%             14.9%
12/31/2011                        2.32                 0                 0              0.75%             -7.5%
12/31/2010                        2.51                 0                 0              0.75%             30.0%
12/31/2009                        1.93                 0                 0              0.75%             35.5%
12/31/2008                        1.42                 0                 0              0.75%            -46.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.73               217   $           591              0.50%             15.2%
12/31/2011                        2.37               222               526              0.50%             -7.2%
12/31/2010                        2.55               175               446              0.50%             30.3%
12/31/2009                        1.96               124               242              0.50%             35.8%
12/31/2008                        1.44               106               152              0.50%            -46.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.79                 0   $             0              0.25%             15.5%
12/31/2011                        2.42                 0                 0              0.25%             -7.0%
12/31/2010                        2.60                 0                 0              0.25%             30.7%
12/31/2009                        1.99                 0                 0              0.25%             36.2%
12/31/2008                        1.46                 0                 0              0.25%            -46.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.88               751   $         2,162              0.00%             15.8%
12/31/2011                        2.49               710             1,765              0.00%             -6.8%
12/31/2010                        2.67               655             1,747              0.00%             31.0%
12/31/2009                        2.04               558             1,136              0.00%             36.5%
12/31/2008                        1.49               338               504              0.00%            -46.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           American Century Income & Growth Investor Class - 02507M303

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       152,272   $       134,169             5,578
                                                                         ===============   ===============
Receivables: investments sold                                       13
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       152,285
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       152,285           123,856   $          1.23
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.35
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
Total                                                  $       152,285           123,856
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,064
Mortality & expense charges                                                                         (1,797)
                                                                                           ---------------
Net investment income (loss)                                                                         1,267
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               343
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                15,392
                                                                                           ---------------
Net gain (loss)                                                                                     15,735
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        17,002
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,267   $                341
Net realized gain (loss)                                                         343                (20,791)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          15,392                 24,748
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,002                  4,298
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       9,480                 11,745
Cost of units redeemed                                                        (2,258)               (63,623)
Account charges                                                                  (53)                  (296)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,169                (52,174)
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,171                (47,876)
Net assets, beginning                                                        128,114                175,990
                                                                --------------------   --------------------
Net assets, ending                                              $            152,285   $            128,114
                                                                ====================   ====================
Units sold                                                                     8,197                 10,944
Units redeemed                                                                (2,183)               (57,801)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,014                (46,857)
Units outstanding, beginning                                                 117,842                164,699
                                                                --------------------   --------------------
Units outstanding, ending                                                    123,856                117,842
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            605,586
Cost of units redeemed/account charges                                                             (488,954)
Net investment income (loss)                                                                         11,470
Net realized gain (loss)                                                                            (56,668)
Realized gain distributions                                                                          62,748
Net change in unrealized appreciation (depreciation)                                                 18,103
                                                                                       --------------------
Net assets                                                                             $            152,285
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23               124   $           152              1.25%             13.1%
12/31/2011                        1.09               118               128              1.25%              1.7%
12/31/2010                        1.07               165               176              1.25%             12.7%
12/31/2009                        0.95               180               171              1.25%             16.5%
12/31/2008                        0.81               205               167              1.25%            -33.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              1.00%             13.4%
12/31/2011                        1.11                 0                 0              1.00%              2.0%
12/31/2010                        1.09                 0                 0              1.00%             13.0%
12/31/2009                        0.96                 0                 0              1.00%             16.7%
12/31/2008                        0.83                 0                 0              1.00%            -33.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.75%             13.7%
12/31/2011                        1.13                 0                 0              0.75%              2.3%
12/31/2010                        1.11                 0                 0              0.75%             13.2%
12/31/2009                        0.98                 0                 0              0.75%             17.0%
12/31/2008                        0.84                 0                 0              0.75%            -33.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.50%             13.9%
12/31/2011                        1.16                 0                 0              0.50%              2.5%
12/31/2010                        1.13                 0                 0              0.50%             13.5%
12/31/2009                        0.99                 0                 0              0.50%             17.3%
12/31/2008                        0.85                 0                 0              0.50%            -33.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.25%             14.2%
12/31/2011                        1.18                 0                 0              0.25%              2.8%
12/31/2010                        1.15                 0                 0              0.25%             13.8%
12/31/2009                        1.01                 0                 0              0.25%             17.6%
12/31/2008                        0.86                 0                 0              0.25%            -33.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.00%             14.5%
12/31/2011                        1.28                 0                 0              0.00%              3.0%
12/31/2010                        1.24                 0                 0              0.00%             14.1%
12/31/2009                        1.09                 0                 0              0.00%             17.9%
12/31/2008                        0.92                 0                 0              0.00%            -32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               1.4%
                2010               1.3%
                2009               1.9%
                2008               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century International Bond Investor Class - 025082108

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       100,849   $        99,824             6,916
                                                                         ===============   ===============
Receivables: investments sold                                      197
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       101,046
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       101,046            93,559   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
Total                                                  $       101,046            93,559
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,730
Mortality & expense charges                                                                         (1,032)
                                                                                           ---------------
Net investment income (loss)                                                                           698
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 8
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,025
                                                                                           ---------------
Net gain (loss)                                                                                      1,033
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,731
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                698   $                  1
Net realized gain (loss)                                                           8                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,025                      1
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,731                      2
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     101,195                     61
Cost of units redeemed                                                        (1,952)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           99,243                     61
                                                                --------------------   --------------------
Net increase (decrease)                                                      100,974                     63
Net assets, beginning                                                             72                      9
                                                                --------------------   --------------------
Net assets, ending                                              $            101,046   $                 72
                                                                ====================   ====================
Units sold                                                                   109,097                     60
Units redeemed                                                               (15,607)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       93,490                     60
Units outstanding, beginning                                                      69                      9
                                                                --------------------   --------------------
Units outstanding, ending                                                     93,559                     69
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            101,266
Cost of units redeemed/account charges                                                               (1,952)
Net investment income (loss)                                                                            699
Net realized gain (loss)                                                                                  8
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,025
                                                                                       --------------------
Net assets                                                                             $            101,046
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------

12/31/2012             $          1.08                94   $           101              1.25%              2.8%
12/31/2011                        1.05                 0                 0              1.25%              4.4%
12/31/2010                        1.01                 0                 0              1.25%             -1.1%
12/31/2009                        1.02                 0                 0              1.25%              5.4%
12/31/2008                        0.97                 0                 0              1.25%             -3.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              3.1%
12/31/2011                        1.06                 0                 0              1.00%              4.7%
12/31/2010                        1.01                 0                 0              1.00%             -0.8%
12/31/2009                        1.02                 0                 0              1.00%              5.7%
12/31/2008                        0.97                 0                 0              1.00%             -3.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%              3.3%
12/31/2011                        1.07                 0                 0              0.75%              4.9%
12/31/2010                        1.02                 0                 0              0.75%             -0.6%
12/31/2009                        1.02                 0                 0              0.75%              5.9%
12/31/2008                        0.97                 0                 0              0.75%             -3.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.50%              3.6%
12/31/2011                        1.07                 0                 0              0.50%              5.2%
12/31/2010                        1.02                 0                 0              0.50%             -0.3%
12/31/2009                        1.03                 0                 0              0.50%              6.2%
12/31/2008                        0.97                 0                 0              0.50%             -3.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.25%              3.8%
12/31/2011                        1.08                 0                 0              0.25%              5.5%
12/31/2010                        1.03                 0                 0              0.25%             -0.1%
12/31/2009                        1.03                 0                 0              0.25%              6.5%
12/31/2008                        0.97                 0                 0              0.25%             -3.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.00%              4.1%
12/31/2011                        1.09                 0                 0              0.00%              5.7%
12/31/2010                        1.03                 0                 0              0.00%              0.2%
12/31/2009                        1.03                 0                 0              0.00%              6.7%
12/31/2008                        0.97                 0                 0              0.00%             -3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.4%
                2011               2.5%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             American Century International Bond A Class - 025082207

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           462   $           456                31
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $           461
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           461               431   $          1.07
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
Total                                                  $           461               431
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             6
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                             3
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     6
                                                                                           ---------------
Net gain (loss)                                                                                          6
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             9
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  3   $                 (1)
Net realized gain (loss)                                                          --                    (16)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               6                     18
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  9                      1
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         456                      3
Cost of units redeemed                                                            --                   (793)
Account charges                                                                   (4)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                              452                   (790)
                                                                --------------------   --------------------
Net increase (decrease)                                                          461                   (789)
Net assets, beginning                                                             --                    789
                                                                --------------------   --------------------
Net assets, ending                                              $                461   $                 --
                                                                ====================   ====================
Units sold                                                                       435                      3
Units redeemed                                                                    (4)                  (791)
                                                                --------------------   --------------------
Net increase (decrease)                                                          431                   (788)
Units outstanding, beginning                                                      --                    788
                                                                --------------------   --------------------
Units outstanding, ending                                                        431                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              1,241
Cost of units redeemed/account charges                                                                 (797)
Net investment income (loss)                                                                             23
Net realized gain (loss)                                                                                (16)
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                      6
                                                                                       --------------------
Net assets                                                                             $                461
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              2.6%
12/31/2011                        1.04                 0                 0              1.25%              4.2%
12/31/2010                        1.00                 1                 1              1.25%             -1.3%
12/31/2009                        1.01                 0                 0              1.25%              5.1%
12/31/2008                        0.97                 0                 0              1.25%             -3.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              2.8%
12/31/2011                        1.05                 0                 0              1.00%              4.4%
12/31/2010                        1.01                 0                 0              1.00%             -1.1%
12/31/2009                        1.02                 0                 0              1.00%              5.3%
12/31/2008                        0.97                 0                 0              1.00%             -3.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              3.1%
12/31/2011                        1.06                 0                 0              0.75%              4.7%
12/31/2010                        1.01                 0                 0              0.75%             -0.8%
12/31/2009                        1.02                 0                 0              0.75%              5.6%
12/31/2008                        0.97                 0                 0              0.75%             -3.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%              3.3%
12/31/2011                        1.07                 0                 0              0.50%              4.9%
12/31/2010                        1.02                 0                 0              0.50%             -0.6%
12/31/2009                        1.02                 0                 0              0.50%              5.9%
12/31/2008                        0.97                 0                 0              0.50%             -3.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%              3.6%
12/31/2011                        1.08                 0                 0              0.25%              5.2%
12/31/2010                        1.02                 0                 0              0.25%             -0.3%
12/31/2009                        1.03                 0                 0              0.25%              6.1%
12/31/2008                        0.97                 0                 0              0.25%             -3.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.00%              3.8%
12/31/2011                        1.08                 0                 0              0.00%              5.5%
12/31/2010                        1.03                 0                 0              0.00%             -0.1%
12/31/2009                        1.03                 0                 0              0.00%              6.4%
12/31/2008                        0.97                 0                 0              0.00%             -3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               0.0%
                2010               7.4%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       American Century International Discovery Investor Class - 025086505

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.67
Band 100                                                            --                --              0.68
Band 75                                                             --                --              0.69
Band 50                                                             --                --              0.70
Band 25                                                             --                --              0.71
Band 0                                                              --                --              0.71
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             (6)
                                                                                           ---------------
Net investment income (loss)                                                                            (6)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                29
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   242
                                                                                           ---------------
Net gain (loss)                                                                                        271
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           265
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (6)  $                (32)
Net realized gain (loss)                                                          29                      9
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             242                   (579)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                265                   (602)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                           2                  2,534
Cost of units redeemed                                                        (3,401)                   (77)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,399)                 2,457
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,134)                 1,855
Net assets, beginning                                                          3,134                  1,279
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $              3,134
                                                                ====================   ====================
Units sold                                                                         1                  3,660
Units redeemed                                                                (5,324)                  (122)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,323)                 3,538
Units outstanding, beginning                                                   5,323                  1,785
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                  5,323
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              3,496
Cost of units redeemed/account charges                                                               (3,478)
Net investment income (loss)                                                                            (52)
Net realized gain (loss)                                                                                 34
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.67                 0   $             0              1.25%             13.9%
12/31/2011                        0.59                 5                 3              1.25%            -17.8%
12/31/2010                        0.72                 2                 1              1.25%             19.1%
12/31/2009                        0.60                 1                 1              1.25%             32.8%
12/31/2008                        0.45                 0                 0              1.25%            -52.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.68                 0   $             0              1.00%             14.1%
12/31/2011                        0.59                 0                 0              1.00%            -17.6%
12/31/2010                        0.72                 0                 0              1.00%             19.4%
12/31/2009                        0.60                 0                 0              1.00%             33.1%
12/31/2008                        0.45                 0                 0              1.00%            -52.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.69                 0   $             0              0.75%             14.4%
12/31/2011                        0.60                 0                 0              0.75%            -17.4%
12/31/2010                        0.73                 0                 0              0.75%             19.7%
12/31/2009                        0.61                 0                 0              0.75%             33.5%
12/31/2008                        0.46                 0                 0              0.75%            -52.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.70                 0   $             0              0.50%             14.7%
12/31/2011                        0.61                 0                 0              0.50%            -17.2%
12/31/2010                        0.73                 0                 0              0.50%             20.0%
12/31/2009                        0.61                 0                 0              0.50%             33.8%
12/31/2008                        0.46                 0                 0              0.50%            -52.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.71                 0   $             0              0.25%             15.0%
12/31/2011                        0.61                 0                 0              0.25%            -17.0%
12/31/2010                        0.74                 0                 0              0.25%             20.3%
12/31/2009                        0.61                 0                 0              0.25%             34.1%
12/31/2008                        0.46                 0                 0              0.25%            -52.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.71                 0   $             0              0.00%             15.3%
12/31/2011                        0.62                 0                 0              0.00%            -16.8%
12/31/2010                        0.75                 0                 0              0.00%             20.6%
12/31/2009                        0.62                 0                 0              0.00%             34.5%
12/31/2008                        0.46                 0                 0              0.00%            -52.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.5%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          American Century International Discovery A Class - 025086802

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       101,535   $        86,857            10,092
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (707)
                                                       ---------------
Net assets                                             $       100,828
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       100,828           152,405   $          0.66
Band 100                                                            --                --              0.67
Band 75                                                             --                --              0.68
Band 50                                                             --                --              0.69
Band 25                                                             --                --              0.70
Band 0                                                              --                --              0.71
                                                       ---------------   ---------------
Total                                                  $       100,828           152,405
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,625)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,625)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,611
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,678
                                                                                           ---------------
Net gain (loss)                                                                                     17,289
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        15,664
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,625)  $             (1,926)
Net realized gain (loss)                                                      10,611                 (4,486)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,678                (21,959)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,664                (28,371)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      28,415                 46,576
Cost of units redeemed                                                       (83,176)               (49,565)
Account charges                                                                   (2)                  (210)
                                                                --------------------   --------------------
Increase (decrease)                                                          (54,763)                (3,199)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,099)               (31,570)
Net assets, beginning                                                        139,927                171,497
                                                                --------------------   --------------------
Net assets, ending                                              $            100,828   $            139,927
                                                                ====================   ====================
Units sold                                                                    50,089                 85,569
Units redeemed                                                              (137,527)               (86,722)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (87,438)                (1,153)
Units outstanding, beginning                                                 239,843                240,996
                                                                --------------------   --------------------
Units outstanding, ending                                                    152,405                239,843
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            237,421
Cost of units redeemed/account charges                                                             (145,957)
Net investment income (loss)                                                                         (6,061)
Net realized gain (loss)                                                                                747
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 14,678
                                                                                       --------------------
Net assets                                                                             $            100,828
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.66               152   $           101              1.25%             13.4%
12/31/2011                        0.58               240               140              1.25%            -18.0%
12/31/2010                        0.71               241               171              1.25%             18.8%
12/31/2009                        0.60               184               110              1.25%             32.4%
12/31/2008                        0.45               102                46              1.25%            -52.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.67                 0   $             0              1.00%             13.7%
12/31/2011                        0.59                 0                 0              1.00%            -17.8%
12/31/2010                        0.72                 0                 0              1.00%             19.1%
12/31/2009                        0.60                 0                 0              1.00%             32.8%
12/31/2008                        0.45                 0                 0              1.00%            -52.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.68                 0   $             0              0.75%             14.0%
12/31/2011                        0.60                 0                 0              0.75%            -17.6%
12/31/2010                        0.72                 0                 0              0.75%             19.4%
12/31/2009                        0.61                 0                 0              0.75%             33.1%
12/31/2008                        0.45                 0                 0              0.75%            -52.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.69                 0   $             0              0.50%             14.3%
12/31/2011                        0.60                 0                 0              0.50%            -17.4%
12/31/2010                        0.73                 0                 0              0.50%             19.7%
12/31/2009                        0.61                 0                 0              0.50%             33.4%
12/31/2008                        0.46                 0                 0              0.50%            -52.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.70                 0   $             0              0.25%             14.5%
12/31/2011                        0.61                 0                 0              0.25%            -17.2%
12/31/2010                        0.73                 0                 0              0.25%             20.0%
12/31/2009                        0.61                 0                 0              0.25%             33.8%
12/31/2008                        0.46                 0                 0              0.25%            -52.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.71                 0   $             0              0.00%             14.8%
12/31/2011                        0.61                 0                 0              0.00%            -17.0%
12/31/2010                        0.74                 0                 0              0.00%             20.3%
12/31/2009                        0.62                 0                 0              0.00%             34.1%
12/31/2008                        0.46                 0                 0              0.00%            -52.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        American Century International Growth Investor Class - 025086109

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,150,829   $     1,908,913           187,167
                                                                         ===============   ===============
Receivables: investments sold                                    5,341
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,156,170
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,156,170           849,170   $          2.54
Band 100                                                            --                --              2.60
Band 75                                                             --                --              2.66
Band 50                                                             --                --              2.72
Band 25                                                             --                --              2.79
Band 0                                                              --                --              3.21
                                                       ---------------   ---------------
Total                                                  $     2,156,170           849,170
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        36,136
Mortality & expense charges                                                                        (24,543)
                                                                                           ---------------
Net investment income (loss)                                                                        11,593
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (720)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               351,383
                                                                                           ---------------
Net gain (loss)                                                                                    350,663
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       362,256
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,593   $             (2,024)
Net realized gain (loss)                                                        (720)              (163,118)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         351,383               (132,452)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            362,256               (297,594)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     282,155                655,641
Cost of units redeemed                                                      (276,130)              (607,504)
Account charges                                                                 (164)                  (271)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,861                 47,866
                                                                --------------------   --------------------
Net increase (decrease)                                                      368,117               (249,728)
Net assets, beginning                                                      1,788,053              2,037,781
                                                                --------------------   --------------------
Net assets, ending                                              $          2,156,170   $          1,788,053
                                                                ====================   ====================
Units sold                                                                   132,579                314,028
Units redeemed                                                              (130,910)              (307,456)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,669                  6,572
Units outstanding, beginning                                                 847,501                840,929
                                                                --------------------   --------------------
Units outstanding, ending                                                    849,170                847,501
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,309,793
Cost of units redeemed/account charges                                                           (4,808,201)
Net investment income (loss)                                                                         (4,712)
Net realized gain (loss)                                                                            327,964
Realized gain distributions                                                                          89,410
Net change in unrealized appreciation (depreciation)                                                241,916
                                                                                       --------------------
Net assets                                                                             $          2,156,170
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.54               849   $         2,156              1.25%             20.4%
12/31/2011                        2.11               848             1,788              1.25%            -12.9%
12/31/2010                        2.42               841             2,038              1.25%             12.3%
12/31/2009                        2.16               683             1,474              1.25%             32.4%
12/31/2008                        1.63               589               961              1.25%            -45.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.60                 0   $             0              1.00%             20.7%
12/31/2011                        2.15                 0                 0              1.00%            -12.7%
12/31/2010                        2.47                 0                 0              1.00%             12.6%
12/31/2009                        2.19                 0                 0              1.00%             32.7%
12/31/2008                        1.65                 0                 0              1.00%            -45.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.66                 0   $             0              0.75%             21.0%
12/31/2011                        2.20                 0                 0              0.75%            -12.5%
12/31/2010                        2.51                 0                 0              0.75%             12.9%
12/31/2009                        2.23                 0                 0              0.75%             33.0%
12/31/2008                        1.67                 0                 0              0.75%            -45.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.72                 0   $             0              0.50%             21.3%
12/31/2011                        2.24                 0                 0              0.50%            -12.3%
12/31/2010                        2.56                 0                 0              0.50%             13.1%
12/31/2009                        2.26                 0                 0              0.50%             33.4%
12/31/2008                        1.70                 0                 0              0.50%            -45.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.79                 0   $             0              0.25%             21.6%
12/31/2011                        2.29                 0                 0              0.25%            -12.1%
12/31/2010                        2.61                 0                 0              0.25%             13.4%
12/31/2009                        2.30                 0                 0              0.25%             33.7%
12/31/2008                        1.72                 0                 0              0.25%            -45.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.21                 0   $             0              0.00%             21.9%
12/31/2011                        2.63                 0                 0              0.00%            -11.8%
12/31/2010                        2.99                 0                 0              0.00%             13.7%
12/31/2009                        2.63                 0                 0              0.00%             34.0%
12/31/2008                        1.96                 0                 0              0.00%            -45.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               1.3%
                2010               1.4%
                2009               0.9%
                2008               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            American Century International Growth A Class - 025086406

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       457,600   $       412,206            39,489
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (316)
                                                       ---------------
Net assets                                             $       457,284
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       457,284           230,940   $          1.98
Band 100                                                            --                --              2.03
Band 75                                                             --                --              2.07
Band 50                                                             --                --              2.12
Band 25                                                             --                --              2.17
Band 0                                                              --                --              2.24
                                                       ---------------   ---------------
Total                                                  $       457,284           230,940
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         6,046
Mortality & expense charges                                                                         (4,818)
                                                                                           ---------------
Net investment income (loss)                                                                         1,228
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               932
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                68,866
                                                                                           ---------------
Net gain (loss)                                                                                     69,798
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        71,026
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,228   $             (1,800)
Net realized gain (loss)                                                         932                 53,112
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          68,866                (99,553)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             71,026                (48,241)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     110,669                259,413
Cost of units redeemed                                                       (56,462)              (192,950)
Account charges                                                                  (92)                  (118)
                                                                --------------------   --------------------
Increase (decrease)                                                           54,115                 66,345
                                                                --------------------   --------------------
Net increase (decrease)                                                      125,141                 18,104
Net assets, beginning                                                        332,143                314,039
                                                                --------------------   --------------------
Net assets, ending                                              $            457,284   $            332,143
                                                                ====================   ====================
Units sold                                                                    60,938                143,711
Units redeemed                                                               (31,407)              (107,659)
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,531                 36,052
Units outstanding, beginning                                                 201,409                165,357
                                                                --------------------   --------------------
Units outstanding, ending                                                    230,940                201,409
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,012,959
Cost of units redeemed/account charges                                                             (617,748)
Net investment income (loss)                                                                         (4,196)
Net realized gain (loss)                                                                              3,022
Realized gain distributions                                                                          17,853
Net change in unrealized appreciation (depreciation)                                                 45,394
                                                                                       --------------------
Net assets                                                                             $            457,284
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.98               231   $           457              1.25%             20.1%
12/31/2011                        1.65               201               332              1.25%            -13.2%
12/31/2010                        1.90               165               314              1.25%             12.1%
12/31/2009                        1.69               142               241              1.25%             32.1%
12/31/2008                        1.28                83               106              1.25%            -46.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          2.03                 0   $             0              1.00%             20.4%
12/31/2011                        1.68                 0                 0              1.00%            -12.9%
12/31/2010                        1.93                 0                 0              1.00%             12.3%
12/31/2009                        1.72                 0                 0              1.00%             32.4%
12/31/2008                        1.30                 0                 0              1.00%            -45.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          2.07                 0   $             0              0.75%             20.7%
12/31/2011                        1.72                 0                 0              0.75%            -12.7%
12/31/2010                        1.97                 0                 0              0.75%             12.6%
12/31/2009                        1.75                 0                 0              0.75%             32.7%
12/31/2008                        1.32                 0                 0              0.75%            -45.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          2.12                 0   $             0              0.50%             21.0%
12/31/2011                        1.75                 0                 0              0.50%            -12.5%
12/31/2010                        2.01                 0                 0              0.50%             12.9%
12/31/2009                        1.78                 0                 0              0.50%             33.1%
12/31/2008                        1.33                 0                 0              0.50%            -45.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          2.17                 0   $             0              0.25%             21.3%
12/31/2011                        1.79                 0                 0              0.25%            -12.3%
12/31/2010                        2.04                 0                 0              0.25%             13.2%
12/31/2009                        1.80                 0                 0              0.25%             33.4%
12/31/2008                        1.35                 0                 0              0.25%            -45.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          2.24                 0   $             0              0.00%             21.6%
12/31/2011                        1.84                 0                 0              0.00%            -12.1%
12/31/2010                        2.09                 0                 0              0.00%             13.5%
12/31/2009                        1.84                 0                 0              0.00%             33.7%
12/31/2008                        1.38                 0                 0              0.00%            -45.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               0.7%
                2010               0.9%
                2009               0.8%
                2008               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            American Century Large Company Value A Class - 025076787

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       937,960   $       791,570           147,773
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,944)
                                                       ---------------
Net assets                                             $       928,016
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       807,237           513,770   $          1.57
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.68
Band 25                                                             --                --              1.72
Band 0                                                         120,779            67,476              1.79
                                                       ---------------   ---------------
Total                                                  $       928,016           581,246
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        20,965
Mortality & expense charges                                                                        (10,849)
                                                                                           ---------------
Net investment income (loss)                                                                        10,116
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           228,898
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (13,163)
                                                                                           ---------------
Net gain (loss)                                                                                    215,735
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       225,851
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,116   $             13,268
Net realized gain (loss)                                                     228,898               (252,334)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (13,163)               261,384
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            225,851                 22,318
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     297,294                264,055
Cost of units redeemed                                                    (1,320,110)              (829,758)
Account charges                                                                 (166)                  (258)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,022,982)              (565,961)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (797,131)              (543,643)
Net assets, beginning                                                      1,725,147              2,268,790
                                                                --------------------   --------------------
Net assets, ending                                              $            928,016   $          1,725,147
                                                                ====================   ====================
Units sold                                                                   188,876                221,492
Units redeemed                                                              (816,146)              (621,687)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (627,270)              (400,195)
Units outstanding, beginning                                               1,208,516              1,608,711
                                                                --------------------   --------------------
Units outstanding, ending                                                    581,246              1,208,516
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,151,228
Cost of units redeemed/account charges                                                           (5,112,711)
Net investment income (loss)                                                                        105,375
Net realized gain (loss)                                                                           (502,642)
Realized gain distributions                                                                         140,376
Net change in unrealized appreciation (depreciation)                                                146,390
                                                                                       --------------------
Net assets                                                                             $            928,016
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.57               514   $           807              1.25%             14.9%
12/31/2011                        1.37               785             1,074              1.25%             -0.2%
12/31/2010                        1.37             1,189             1,629              1.25%              9.5%
12/31/2009                        1.25             1,236             1,547              1.25%             18.7%
12/31/2008                        1.05             1,366             1,440              1.25%            -38.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.61                 0   $             0              1.00%             15.2%
12/31/2011                        1.40                 0                 0              1.00%              0.0%
12/31/2010                        1.40                 0                 0              1.00%              9.8%
12/31/2009                        1.27                 0                 0              1.00%             19.0%
12/31/2008                        1.07                 0                 0              1.00%            -37.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.65                 0   $             0              0.75%             15.5%
12/31/2011                        1.43                 0                 0              0.75%              0.3%
12/31/2010                        1.42                 0                 0              0.75%             10.1%
12/31/2009                        1.29                 0                 0              0.75%             19.3%
12/31/2008                        1.08                 0                 0              0.75%            -37.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.68                 0   $             0              0.50%             15.8%
12/31/2011                        1.45                 0                 0              0.50%              0.5%
12/31/2010                        1.45                 0                 0              0.50%             10.3%
12/31/2009                        1.31                 0                 0              0.50%             19.6%
12/31/2008                        1.10                 0                 0              0.50%            -37.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.72                 0   $             0              0.25%             16.0%
12/31/2011                        1.49                 0                 0              0.25%              0.8%
12/31/2010                        1.47                 0                 0              0.25%             10.6%
12/31/2009                        1.33                 0                 0              0.25%             19.9%
12/31/2008                        1.11                 0                 0              0.25%            -37.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.79                67   $           121              0.00%             16.3%
12/31/2011                        1.54               423               651              0.00%              1.0%
12/31/2010                        1.52               420               639              0.00%             10.9%
12/31/2009                        1.37               367               504              0.00%             20.2%
12/31/2008                        1.14               274               313              0.00%            -37.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.4%
                2010               1.4%
                2009               1.9%
                2008               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
     American Century LIVESTRONG 2015 Portfolio Investor Class - 02507F100

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,404,174   $    11,905,482         1,002,253
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,323)
                                                       ---------------
Net assets                                             $    12,387,851
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,748,254         7,540,994   $          1.43
Band 100                                                            --                --              1.44
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.48
Band 0                                                       1,639,597         1,098,804              1.49
                                                       ---------------   ---------------
Total                                                  $    12,387,851         8,639,798
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       241,219
Mortality & expense charges                                                                       (116,377)
                                                                                           ---------------
Net investment income (loss)                                                                       124,842
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            82,325
Realized gain distributions                                                                         95,570
Net change in unrealized appreciation (depreciation)                                               563,139
                                                                                           ---------------
Net gain (loss)                                                                                    741,034
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       865,876
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            124,842   $             97,395
Net realized gain (loss)                                                      82,325                166,171
Realized gain distributions                                                   95,570                     --
Net change in unrealized appreciation (depreciation)                         563,139               (147,087)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            865,876                116,479
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,976,944              4,849,477
Cost of units redeemed                                                    (2,176,370)            (2,960,080)
Account charges                                                               (6,560)                (3,834)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,794,014              1,885,563
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,659,890              2,002,042
Net assets, beginning                                                      6,727,961              4,725,919
                                                                --------------------   --------------------
Net assets, ending                                              $         12,387,851   $          6,727,961
                                                                ====================   ====================
Units sold                                                                 5,112,400              3,850,958
Units redeemed                                                            (1,595,393)            (2,408,011)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,517,007              1,442,947
Units outstanding, beginning                                               5,122,791              3,679,844
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,639,798              5,122,791
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         18,266,596
Cost of units redeemed/account charges                                                           (7,033,632)
Net investment income (loss)                                                                        299,275
Net realized gain (loss)                                                                            261,350
Realized gain distributions                                                                          95,570
Net change in unrealized appreciation (depreciation)                                                498,692
                                                                                       --------------------
Net assets                                                                             $         12,387,851
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43             7,541   $        10,748              1.25%              9.2%
12/31/2011                        1.31             4,160             5,429              1.25%              1.9%
12/31/2010                        1.28             3,223             4,129              1.25%              9.5%
12/31/2009                        1.17                58                67              1.25%             17.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              1.00%              9.5%
12/31/2011                        1.31                 0                 0              1.00%              2.1%
12/31/2010                        1.29                 0                 0              1.00%              9.7%
12/31/2009                        1.17                 0                 0              1.00%             17.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.75%              9.8%
12/31/2011                        1.32                 0                 0              0.75%              2.4%
12/31/2010                        1.29                 0                 0              0.75%             10.0%
12/31/2009                        1.17                 0                 0              0.75%             17.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.50%             10.0%
12/31/2011                        1.33                 0                 0              0.50%              2.6%
12/31/2010                        1.30                 0                 0              0.50%             10.3%
12/31/2009                        1.18                 0                 0              0.50%             17.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.25%             10.3%
12/31/2011                        1.34                 0                 0              0.25%              2.9%
12/31/2010                        1.30                 0                 0              0.25%             10.6%
12/31/2009                        1.18                 0                 0              0.25%             17.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49             1,099   $         1,640              0.00%             10.6%
12/31/2011                        1.35               963             1,299              0.00%              3.2%
12/31/2010                        1.31               456               597              0.00%             10.8%
12/31/2009                        1.18                 0                 0              0.00%             18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.5%
                2011               2.6%
                2010               4.0%
                2009               3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century LIVESTRONG 2015 Portfolio A Class - 02507F209

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,632,112   $    17,661,919         1,520,299
                                                                         ===============   ===============
Receivables: investments sold                                  158,794
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    18,790,906
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    18,280,605        12,940,455   $          1.41
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.47
Band 0                                                         510,301           345,047              1.48
                                                       ---------------   ---------------
Total                                                  $    18,790,906        13,285,502
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       315,823
Mortality & expense charges                                                                       (180,356)
                                                                                           ---------------
Net investment income (loss)                                                                       135,467
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           113,466
Realized gain distributions                                                                        143,543
Net change in unrealized appreciation (depreciation)                                               778,519
                                                                                           ---------------
Net gain (loss)                                                                                  1,035,528
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,170,995
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            135,467   $            116,756
Net realized gain (loss)                                                     113,466                139,636
Realized gain distributions                                                  143,543                     --
Net change in unrealized appreciation (depreciation)                         778,519               (150,321)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,170,995                106,071
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  11,557,480              7,278,656
Cost of units redeemed                                                    (4,920,751)            (2,604,441)
Account charges                                                              (11,533)               (10,101)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,625,196              4,664,114
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,796,191              4,770,185
Net assets, beginning                                                     10,994,715              6,224,530
                                                                --------------------   --------------------
Net assets, ending                                              $         18,790,906   $         10,994,715
                                                                ====================   ====================
Units sold                                                                 9,453,637              5,779,622
Units redeemed                                                            (4,643,887)            (2,180,219)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,809,750              3,599,403
Units outstanding, beginning                                               8,475,752              4,876,349
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,285,502              8,475,752
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         26,122,541
Cost of units redeemed/account charges                                                           (9,029,570)
Net investment income (loss)                                                                        328,603
Net realized gain (loss)                                                                            255,596
Realized gain distributions                                                                         143,543
Net change in unrealized appreciation (depreciation)                                                970,193
                                                                                       --------------------
Net assets                                                                             $         18,790,906
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41            12,940   $        18,281              1.25%              8.9%
12/31/2011                        1.30             8,381            10,867              1.25%              1.6%
12/31/2010                        1.28             4,778             6,096              1.25%              9.2%
12/31/2009                        1.17             1,638             1,914              1.25%             16.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              1.00%              9.2%
12/31/2011                        1.31                 0                 0              1.00%              1.9%
12/31/2010                        1.28                 0                 0              1.00%              9.5%
12/31/2009                        1.17                 0                 0              1.00%             17.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.75%              9.5%
12/31/2011                        1.31                 0                 0              0.75%              2.1%
12/31/2010                        1.29                 0                 0              0.75%              9.7%
12/31/2009                        1.17                 0                 0              0.75%             17.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.50%              9.8%
12/31/2011                        1.32                 0                 0              0.50%              2.4%
12/31/2010                        1.29                 0                 0              0.50%             10.0%
12/31/2009                        1.17                 0                 0              0.50%             17.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.25%             10.0%
12/31/2011                        1.33                 0                 0              0.25%              2.6%
12/31/2010                        1.30                 0                 0              0.25%             10.3%
12/31/2009                        1.18                 0                 0              0.25%             17.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48               345   $           510              0.00%             10.3%
12/31/2011                        1.34                95               128              0.00%              2.9%
12/31/2010                        1.30                99               129              0.00%             10.6%
12/31/2009                        1.18                14                17              0.00%             17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               2.6%
                2010               2.7%
                2009               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century LIVESTRONG 2020 Portfolio A Class - 02507F662

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,439,220   $    18,530,353         1,808,794
                                                                         ===============   ===============
Receivables: investments sold                                   41,499
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    19,480,719
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,052,194        11,819,181   $          1.44
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.50
Band 0                                                       2,428,525         1,607,851              1.51
                                                       ---------------   ---------------
Total                                                  $    19,480,719        13,427,032
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       306,634
Mortality & expense charges                                                                       (158,573)
                                                                                           ---------------
Net investment income (loss)                                                                       148,061
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            47,400
Realized gain distributions                                                                        169,608
Net change in unrealized appreciation (depreciation)                                               818,632
                                                                                           ---------------
Net gain (loss)                                                                                  1,035,640
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,183,701
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            148,061   $             98,010
Net realized gain (loss)                                                      47,400                186,573
Realized gain distributions                                                  169,608                 32,420
Net change in unrealized appreciation (depreciation)                         818,632               (276,656)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,183,701                 40,347
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  11,321,062              6,366,800
Cost of units redeemed                                                    (2,666,276)            (2,402,506)
Account charges                                                              (14,717)                (8,248)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,640,069              3,956,046
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,823,770              3,996,393
Net assets, beginning                                                      9,656,949              5,660,556
                                                                --------------------   --------------------
Net assets, ending                                              $         19,480,719   $          9,656,949
                                                                ====================   ====================
Units sold                                                                 8,695,518              5,036,674
Units redeemed                                                            (2,597,838)            (2,038,954)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,097,680              2,997,720
Units outstanding, beginning                                               7,329,352              4,331,632
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,427,032              7,329,352
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         25,000,751
Cost of units redeemed/account charges                                                           (7,214,658)
Net investment income (loss)                                                                        312,672
Net realized gain (loss)                                                                            267,991
Realized gain distributions                                                                         205,096
Net change in unrealized appreciation (depreciation)                                                908,867
                                                                                       --------------------
Net assets                                                                             $         19,480,719
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44            11,819   $        17,052              1.25%              9.7%
12/31/2011                        1.32             6,921             9,102              1.25%              1.0%
12/31/2010                        1.30             3,625             4,721              1.25%             10.2%
12/31/2009                        1.18             1,640             1,939              1.25%             18.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              1.00%             10.0%
12/31/2011                        1.32                 0                 0              1.00%              1.2%
12/31/2010                        1.31                 0                 0              1.00%             10.4%
12/31/2009                        1.18                 0                 0              1.00%             18.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.75%             10.3%
12/31/2011                        1.33                 0                 0              0.75%              1.5%
12/31/2010                        1.31                 0                 0              0.75%             10.7%
12/31/2009                        1.19                 0                 0              0.75%             18.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.50%             10.5%
12/31/2011                        1.34                 0                 0              0.50%              1.7%
12/31/2010                        1.32                 0                 0              0.50%             11.0%
12/31/2009                        1.19                 0                 0              0.50%             18.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.25%             10.8%
12/31/2011                        1.35                 0                 0              0.25%              2.0%
12/31/2010                        1.32                 0                 0              0.25%             11.3%
12/31/2009                        1.19                 0                 0              0.25%             19.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51             1,608   $         2,429              0.00%             11.1%
12/31/2011                        1.36               408               555              0.00%              2.2%
12/31/2010                        1.33               707               940              0.00%             11.5%
12/31/2009                        1.19                 0                 0              0.00%             19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               2.5%
                2010               2.4%
                2009               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Century LIVESTRONG 2020 Portfolio Investor Class - 02507F696

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,502,969   $    14,626,794         1,447,872
                                                                         ===============   ===============
Receivables: investments sold                                  105,096
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,608,065
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,916,256         9,553,544   $          1.46
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.50
Band 25                                                             --                --              1.51
Band 0                                                       1,691,809         1,109,395              1.52
                                                       ---------------   ---------------
Total                                                  $    15,608,065        10,662,939
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       281,896
Mortality & expense charges                                                                       (150,155)
                                                                                           ---------------
Net investment income (loss)                                                                       131,741
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            57,253
Realized gain distributions                                                                        134,588
Net change in unrealized appreciation (depreciation)                                               882,268
                                                                                           ---------------
Net gain (loss)                                                                                  1,074,109
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,205,850
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            131,741   $            139,538
Net realized gain (loss)                                                      57,253                 71,489
Realized gain distributions                                                  134,588                 32,214
Net change in unrealized appreciation (depreciation)                         882,268               (180,251)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,205,850                 62,990
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,074,995              8,406,906
Cost of units redeemed                                                    (1,345,255)            (3,917,321)
Account charges                                                               (5,556)                (1,777)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,724,184              4,487,808
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,930,034              4,550,798
Net assets, beginning                                                      9,678,031              5,127,233
                                                                --------------------   --------------------
Net assets, ending                                              $         15,608,065   $          9,678,031
                                                                ====================   ====================
Units sold                                                                 4,378,352              6,331,073
Units redeemed                                                            (1,000,947)            (2,959,233)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,377,405              3,371,840
Units outstanding, beginning                                               7,285,534              3,913,694
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,662,939              7,285,534
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         20,082,350
Cost of units redeemed/account charges                                                           (6,004,525)
Net investment income (loss)                                                                        346,574
Net realized gain (loss)                                                                            139,083
Realized gain distributions                                                                         168,408
Net change in unrealized appreciation (depreciation)                                                876,175
                                                                                       --------------------
Net assets                                                                             $         15,608,065
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46             9,554   $        13,916              1.25%             10.1%
12/31/2011                        1.32             6,448             8,533              1.25%              1.2%
12/31/2010                        1.31             3,499             4,574              1.25%             10.3%
12/31/2009                        1.18                 0                 0              1.25%             18.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              1.00%             10.4%
12/31/2011                        1.33                 0                 0              1.00%              1.5%
12/31/2010                        1.31                 0                 0              1.00%             10.6%
12/31/2009                        1.19                 0                 0              1.00%             18.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.75%             10.6%
12/31/2011                        1.34                 0                 0              0.75%              1.7%
12/31/2010                        1.32                 0                 0              0.75%             10.9%
12/31/2009                        1.19                 0                 0              0.75%             18.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.50%             10.9%
12/31/2011                        1.35                 0                 0              0.50%              2.0%
12/31/2010                        1.32                 0                 0              0.50%             11.1%
12/31/2009                        1.19                 0                 0              0.50%             19.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.25%             11.2%
12/31/2011                        1.36                 0                 0              0.25%              2.2%
12/31/2010                        1.33                 0                 0              0.25%             11.4%
12/31/2009                        1.19                 0                 0              0.25%             19.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52             1,109   $         1,692              0.00%             11.5%
12/31/2011                        1.37               837             1,145              0.00%              2.5%
12/31/2010                        1.33               415               553              0.00%             11.7%
12/31/2009                        1.19                 0                 0              0.00%             19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               2.9%
                2010               3.7%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Century LIVESTRONG 2025 Portfolio Investor Class - 02507F506

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,650,314   $    12,718,177         1,080,199
                                                                         ===============   ===============
Receivables: investments sold                                   46,616
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,696,930
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,679,523         7,868,151   $          1.48
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.54
Band 0                                                       2,017,407         1,298,170              1.55
                                                       ---------------   ---------------
Total                                                  $     3,696,930         9,166,321
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       251,549
Mortality & expense charges                                                                       (121,528)
                                                                                           ---------------
Net investment income (loss)                                                                       130,021
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            44,115
Realized gain distributions                                                                         89,195
Net change in unrealized appreciation (depreciation)                                               835,761
                                                                                           ---------------
Net gain (loss)                                                                                    969,071
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,099,092
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            130,021   $            111,601
Net realized gain (loss)                                                      44,115                115,656
Realized gain distributions                                                   89,195                     --
Net change in unrealized appreciation (depreciation)                         835,761               (161,831)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,099,092                 65,426
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,518,452              5,640,407
Cost of units redeemed                                                      (980,859)            (3,051,471)
Account charges                                                               (9,942)                (2,603)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,527,651              2,586,333
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,626,743              2,651,759
Net assets, beginning                                                      8,070,187              5,418,428
                                                                --------------------   --------------------
Net assets, ending                                              $         13,696,930   $          8,070,187
                                                                ====================   ====================
Units sold                                                                 3,878,312              4,231,166
Units redeemed                                                              (702,277)            (2,292,422)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,176,035              1,938,744
Units outstanding, beginning                                               5,990,286              4,051,542
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,166,321              5,990,286
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         16,690,806
Cost of units redeemed/account charges                                                           (4,493,760)
Net investment income (loss)                                                                        315,127
Net realized gain (loss)                                                                            163,425
Realized gain distributions                                                                          89,195
Net change in unrealized appreciation (depreciation)                                                932,137
                                                                                       --------------------
Net assets                                                                             $         13,696,930
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48             7,868   $        11,680              1.25%             10.7%
12/31/2011                        1.34             5,099             6,835              1.25%              0.5%
12/31/2010                        1.33             3,517             4,691              1.25%             11.2%
12/31/2009                        1.20                32                38              1.25%             20.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              1.00%             11.0%
12/31/2011                        1.35                 0                 0              1.00%              0.8%
12/31/2010                        1.34                 0                 0              1.00%             11.5%
12/31/2009                        1.20                 0                 0              1.00%             20.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.75%             11.3%
12/31/2011                        1.36                 0                 0              0.75%              1.0%
12/31/2010                        1.34                 0                 0              0.75%             11.7%
12/31/2009                        1.20                 0                 0              0.75%             20.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.50%             11.6%
12/31/2011                        1.37                 0                 0              0.50%              1.3%
12/31/2010                        1.35                 0                 0              0.50%             12.0%
12/31/2009                        1.21                 0                 0              0.50%             20.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.25%             11.9%
12/31/2011                        1.38                 0                 0              0.25%              1.5%
12/31/2010                        1.36                 0                 0              0.25%             12.3%
12/31/2009                        1.21                 0                 0              0.25%             20.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55             1,298   $         2,017              0.00%             12.1%
12/31/2011                        1.39               892             1,236              0.00%              1.8%
12/31/2010                        1.36               534               727              0.00%             12.6%
12/31/2009                        1.21                 0                 0              0.00%             21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               2.6%
                2010               3.6%
                2009               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century LIVESTRONG 2025 Portfolio A Class - 02507F605

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,343,024   $    19,056,440         1,604,892
                                                                         ===============   ===============
Receivables: investments sold                                    7,016
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,350,040
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,099,547        12,981,674   $          1.47
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.53
Band 0                                                       1,250,493           811,873              1.54
                                                       ---------------   ---------------
Total                                                  $    20,350,040        13,793,547
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       321,053
Mortality & expense charges                                                                       (179,747)
                                                                                           ---------------
Net investment income (loss)                                                                       141,306
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            77,372
Realized gain distributions                                                                        131,607
Net change in unrealized appreciation (depreciation)                                             1,037,852
                                                                                           ---------------
Net gain (loss)                                                                                  1,246,831
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,388,137
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            141,306   $            114,834
Net realized gain (loss)                                                      77,372                 29,686
Realized gain distributions                                                  131,607                     --
Net change in unrealized appreciation (depreciation)                       1,037,852               (180,092)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,388,137                (35,572)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  11,477,594              7,100,502
Cost of units redeemed                                                    (3,589,639)            (1,712,984)
Account charges                                                              (12,509)                (7,926)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,875,446              5,379,592
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,263,583              5,344,020
Net assets, beginning                                                     11,086,457              5,742,437
                                                                --------------------   --------------------
Net assets, ending                                              $         20,350,040   $         11,086,457
                                                                ====================   ====================
Units sold                                                                 9,447,176              5,360,563
Units redeemed                                                            (3,961,087)            (1,366,873)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,486,089              3,993,690
Units outstanding, beginning                                               8,307,458              4,313,768
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,793,547              8,307,458
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         24,400,867
Cost of units redeemed/account charges                                                           (5,897,373)
Net investment income (loss)                                                                        312,694
Net realized gain (loss)                                                                            115,661
Realized gain distributions                                                                         131,607
Net change in unrealized appreciation (depreciation)                                              1,286,584
                                                                                       --------------------
Net assets                                                                             $         20,350,040
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47            12,982   $        19,100              1.25%             10.5%
12/31/2011                        1.33             7,832            10,431              1.25%              0.3%
12/31/2010                        1.33             3,898             5,178              1.25%             10.9%
12/31/2009                        1.20             1,219             1,460              1.25%             19.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              1.00%             10.7%
12/31/2011                        1.34                 0                 0              1.00%              0.5%
12/31/2010                        1.33                 0                 0              1.00%             11.2%
12/31/2009                        1.20                 0                 0              1.00%             20.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.75%             11.0%
12/31/2011                        1.35                 0                 0              0.75%              0.8%
12/31/2010                        1.34                 0                 0              0.75%             11.5%
12/31/2009                        1.20                 0                 0              0.75%             20.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.50%             11.3%
12/31/2011                        1.36                 0                 0              0.50%              1.0%
12/31/2010                        1.35                 0                 0              0.50%             11.7%
12/31/2009                        1.20                 0                 0              0.50%             20.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.25%             11.6%
12/31/2011                        1.37                 0                 0              0.25%              1.3%
12/31/2010                        1.35                 0                 0              0.25%             12.0%
12/31/2009                        1.21                 0                 0              0.25%             20.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54               812   $         1,250              0.00%             11.9%
12/31/2011                        1.38               476               655              0.00%              1.5%
12/31/2010                        1.36               416               564              0.00%             12.3%
12/31/2009                        1.21                 0                 0              0.00%             20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               2.5%
                2010               2.5%
                2009               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century LIVESTRONG 2030 Portfolio A Class - 02507F621

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,441,504   $    15,369,456         1,550,701
                                                                         ===============   ===============
Receivables: investments sold                                   26,945
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,468,449
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,864,426         9,921,331   $          1.50
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.54
Band 25                                                             --                --              1.55
Band 0                                                       1,604,023         1,022,666              1.57
                                                       ---------------   ---------------
Total                                                  $    16,468,449        10,943,997
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       234,807
Mortality & expense charges                                                                       (140,008)
                                                                                           ---------------
Net investment income (loss)                                                                        94,799
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            67,476
Realized gain distributions                                                                        138,104
Net change in unrealized appreciation (depreciation)                                               857,030
                                                                                           ---------------
Net gain (loss)                                                                                  1,062,610
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,157,409
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             94,799   $             56,996
Net realized gain (loss)                                                      67,476                 48,440
Realized gain distributions                                                  138,104                 20,072
Net change in unrealized appreciation (depreciation)                         857,030               (204,344)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,157,409                (78,836)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  10,485,615              4,250,281
Cost of units redeemed                                                    (3,442,575)              (792,352)
Account charges                                                              (14,592)                (8,885)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,028,448              3,449,044
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,185,857              3,370,208
Net assets, beginning                                                      8,282,592              4,912,384
                                                                --------------------   --------------------
Net assets, ending                                              $         16,468,449   $          8,282,592
                                                                ====================   ====================
Units sold                                                                 7,558,339              3,162,578
Units redeemed                                                            (2,753,409)              (647,562)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,804,930              2,515,016
Units outstanding, beginning                                               6,139,067              3,624,051
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,943,997              6,139,067
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         19,853,129
Cost of units redeemed/account charges                                                           (4,927,951)
Net investment income (loss)                                                                        182,170
Net realized gain (loss)                                                                            128,803
Realized gain distributions                                                                         160,250
Net change in unrealized appreciation (depreciation)                                              1,072,048
                                                                                       --------------------
Net assets                                                                             $         16,468,449
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50             9,921   $        14,864              1.25%             11.1%
12/31/2011                        1.35             6,029             8,130              1.25%             -0.5%
12/31/2010                        1.35             3,505             4,748              1.25%             11.7%
12/31/2009                        1.21             1,108             1,344              1.25%             21.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              1.00%             11.4%
12/31/2011                        1.36                 0                 0              1.00%             -0.2%
12/31/2010                        1.36                 0                 0              1.00%             12.0%
12/31/2009                        1.21                 0                 0              1.00%             21.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.75%             11.7%
12/31/2011                        1.37                 0                 0              0.75%              0.0%
12/31/2010                        1.37                 0                 0              0.75%             12.3%
12/31/2009                        1.22                 0                 0              0.75%             21.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.50%             12.0%
12/31/2011                        1.38                 0                 0              0.50%              0.3%
12/31/2010                        1.37                 0                 0              0.50%             12.6%
12/31/2009                        1.22                 0                 0              0.50%             21.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.25%             12.2%
12/31/2011                        1.38                 0                 0              0.25%              0.5%
12/31/2010                        1.38                 0                 0              0.25%             12.8%
12/31/2009                        1.22                 0                 0              0.25%             22.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57             1,023   $         1,604              0.00%             12.5%
12/31/2011                        1.39               110               153              0.00%              0.8%
12/31/2010                        1.38               119               164              0.00%             13.1%
12/31/2009                        1.22                 0                 0              0.00%             22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               2.1%
                2010               2.0%
                2009               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
     American Century LIVESTRONG 2030 Portfolio Investor Class - 02507F654

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,694,966   $    11,025,733         1,102,318
                                                                         ===============   ===============
Receivables: investments sold                                   22,684
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,717,650
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,361,366         6,850,132   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.57
Band 0                                                       1,356,284           856,511              1.58
                                                       ---------------   ---------------
Total                                                  $    11,717,650         7,706,643
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       195,625
Mortality & expense charges                                                                       (110,283)
                                                                                           ---------------
Net investment income (loss)                                                                        85,342
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            62,133
Realized gain distributions                                                                         97,919
Net change in unrealized appreciation (depreciation)                                               745,339
                                                                                           ---------------
Net gain (loss)                                                                                    905,391
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       990,733
                                                                                           ===============

                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             85,342   $             86,304
Net realized gain (loss)                                                      62,133                104,337
Realized gain distributions                                                   97,919                 17,229
Net change in unrealized appreciation (depreciation)                         745,339               (195,144)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            990,733                 12,726
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,875,435              8,052,662
Cost of units redeemed                                                    (1,010,030)            (4,811,288)
Account charges                                                               (8,572)                (3,839)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,856,833              3,237,535
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,847,566              3,250,261
Net assets, beginning                                                      6,870,084              3,619,823
                                                                --------------------   --------------------
Net assets, ending                                              $         11,717,650   $          6,870,084
                                                                ====================   ====================
Units sold                                                                 3,389,016              5,963,594
Units redeemed                                                              (719,670)            (3,578,021)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,669,346              2,385,573
Units outstanding, beginning                                               5,037,297              2,651,724
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,706,643              5,037,297
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         17,356,325
Cost of units redeemed/account charges                                                           (6,807,672)
Net investment income (loss)                                                                        212,125
Net realized gain (loss)                                                                            171,773
Realized gain distributions                                                                         115,866
Net change in unrealized appreciation (depreciation)                                                669,233
                                                                                       --------------------
Net assets                                                                             $         11,717,650
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51             6,850   $        10,361              1.25%             11.4%
12/31/2011                        1.36             4,395             5,968              1.25%             -0.2%
12/31/2010                        1.36             2,261             3,077              1.25%             12.0%
12/31/2009                        1.22                 0                 0              1.25%             21.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              1.00%             11.7%
12/31/2011                        1.37                 0                 0              1.00%              0.0%
12/31/2010                        1.37                 0                 0              1.00%             12.3%
12/31/2009                        1.22                 0                 0              1.00%             21.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.75%             11.9%
12/31/2011                        1.38                 0                 0              0.75%              0.3%
12/31/2010                        1.37                 0                 0              0.75%             12.5%
12/31/2009                        1.22                 0                 0              0.75%             21.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.50%             12.2%
12/31/2011                        1.39                 0                 0              0.50%              0.5%
12/31/2010                        1.38                 0                 0              0.50%             12.8%
12/31/2009                        1.22                 0                 0              0.50%             22.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.25%             12.5%
12/31/2011                        1.39                 0                 0              0.25%              0.8%
12/31/2010                        1.38                 0                 0              0.25%             13.1%
12/31/2009                        1.22                 0                 0              0.25%             22.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58               857   $         1,356              0.00%             12.8%
12/31/2011                        1.40               642               902              0.00%              1.0%
12/31/2010                        1.39               391               543              0.00%             13.4%
12/31/2009                        1.23                 0                 0              0.00%             22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               2.6%
                2010               3.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
         American Century LIVESTRONG 2035 Portfolio A Class - 02507F878

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,116,626   $    12,101,186           999,874
                                                                         ===============   ===============
Receivables: investments sold                                   21,725
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,138,351
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,539,717         8,184,451   $          1.53
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.56
Band 50                                                          5,545             3,521              1.57
Band 25                                                             --                --              1.59
Band 0                                                         593,089           369,760              1.60
                                                       ---------------   ---------------
Total                                                  $    13,138,351         8,557,732
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       184,230
Mortality & expense charges                                                                       (128,371)
                                                                                           ---------------
Net investment income (loss)                                                                        55,859
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            96,805
Realized gain distributions                                                                        105,898
Net change in unrealized appreciation (depreciation)                                               840,423
                                                                                           ---------------
Net gain (loss)                                                                                  1,043,126
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,098,985
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             55,859   $             56,970
Net realized gain (loss)                                                      96,805                 54,880
Realized gain distributions                                                  105,898                     --
Net change in unrealized appreciation (depreciation)                         840,423               (238,564)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,098,985               (126,714)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,088,818              5,307,283
Cost of units redeemed                                                    (2,353,137)            (1,406,073)
Account charges                                                              (10,834)                (6,937)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,724,847              3,894,273
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,823,832              3,767,559
Net assets, beginning                                                      8,314,519              4,546,960
                                                                --------------------   --------------------
Net assets, ending                                              $         13,138,351   $          8,314,519
                                                                ====================   ====================
Units sold                                                                 4,471,982              3,932,209
Units redeemed                                                            (1,982,220)            (1,146,038)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,489,762              2,786,171
Units outstanding, beginning                                               6,067,970              3,281,799
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,557,732              6,067,970
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         16,036,164
Cost of units redeemed/account charges                                                           (4,325,630)
Net investment income (loss)                                                                        142,193
Net realized gain (loss)                                                                            164,286
Realized gain distributions                                                                         105,898
Net change in unrealized appreciation (depreciation)                                              1,015,440
                                                                                       --------------------
Net assets                                                                             $         13,138,351
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53             8,184   $        12,540              1.25%             11.9%
12/31/2011                        1.37             5,889             8,061              1.25%             -1.1%
12/31/2010                        1.38             3,149             4,360              1.25%             12.6%
12/31/2009                        1.23             1,125             1,384              1.25%             23.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              1.00%             12.2%
12/31/2011                        1.38                 0                 0              1.00%             -0.9%
12/31/2010                        1.39                 0                 0              1.00%             12.9%
12/31/2009                        1.23                 0                 0              1.00%             23.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%             12.5%
12/31/2011                        1.39                 0                 0              0.75%             -0.6%
12/31/2010                        1.40                 0                 0              0.75%             13.1%
12/31/2009                        1.23                 0                 0              0.75%             23.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 4   $             6              0.50%             12.8%
12/31/2011                        1.40                 3                 5              0.50%             -0.4%
12/31/2010                        1.40                 1                 1              0.50%             13.4%
12/31/2009                        1.24                 0                 0              0.50%             23.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.25%             13.1%
12/31/2011                        1.41                 0                 0              0.25%             -0.1%
12/31/2010                        1.41                 0                 0              0.25%             13.7%
12/31/2009                        1.24                 0                 0              0.25%             23.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60               370   $           593              0.00%             13.3%
12/31/2011                        1.42               176               249              0.00%              0.1%
12/31/2010                        1.41               132               186              0.00%             14.0%
12/31/2009                        1.24                 0                 0              0.00%             24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               2.1%
                2010               2.0%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
     American Century LIVESTRONG 2035 Portfolio Investor Class - 02507F886

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,721,369   $    10,068,111           817,273
                                                                         ===============   ===============
Receivables: investments sold                                   17,600
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,738,969
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,395,680         6,071,279   $          1.55
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.61
Band 0                                                       1,343,289           829,137              1.62
                                                       ---------------   ---------------
Total                                                  $    10,738,969         6,900,416
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       177,397
Mortality & expense charges                                                                        (96,294)
                                                                                           ---------------
Net investment income (loss)                                                                        81,103
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            80,117
Realized gain distributions                                                                         86,673
Net change in unrealized appreciation (depreciation)                                               686,032
                                                                                           ---------------
Net gain (loss)                                                                                    852,822
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       933,925
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             81,103   $             74,136
Net realized gain (loss)                                                      80,117                 93,760
Realized gain distributions                                                   86,673                     --
Net change in unrealized appreciation (depreciation)                         686,032               (187,486)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            933,925                (19,590)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,008,585              7,247,623
Cost of units redeemed                                                    (1,162,709)            (4,087,654)
Account charges                                                               (9,038)                (3,907)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,836,838              3,156,062
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,770,763              3,136,472
Net assets, beginning                                                      5,968,206              2,831,734
                                                                --------------------   --------------------
Net assets, ending                                              $         10,738,969   $          5,968,206
                                                                ====================   ====================
Units sold                                                                 3,387,093              5,288,937
Units redeemed                                                              (794,751)            (3,009,550)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,592,342              2,279,387
Units outstanding, beginning                                               4,308,074              2,028,687
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,900,416              4,308,074
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         15,340,548
Cost of units redeemed/account charges                                                           (5,714,186)
Net investment income (loss)                                                                        188,471
Net realized gain (loss)                                                                            184,205
Realized gain distributions                                                                          86,673
Net change in unrealized appreciation (depreciation)                                                653,258
                                                                                       --------------------
Net assets                                                                             $         10,738,969
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55             6,071   $         9,396              1.25%             12.2%
12/31/2011                        1.38             3,738             5,156              1.25%             -0.9%
12/31/2010                        1.39             1,714             2,384              1.25%             12.9%
12/31/2009                        1.23                 4                 5              1.25%             23.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              1.00%             12.5%
12/31/2011                        1.39                 0                 0              1.00%             -0.6%
12/31/2010                        1.40                 0                 0              1.00%             13.1%
12/31/2009                        1.23                 0                 0              1.00%             23.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.75%             12.8%
12/31/2011                        1.40                 0                 0              0.75%             -0.4%
12/31/2010                        1.40                 0                 0              0.75%             13.4%
12/31/2009                        1.24                 0                 0              0.75%             23.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.50%             13.1%
12/31/2011                        1.41                 0                 0              0.50%             -0.1%
12/31/2010                        1.41                 0                 0              0.50%             13.7%
12/31/2009                        1.24                 0                 0              0.50%             23.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.25%             13.3%
12/31/2011                        1.42                 0                 0              0.25%              0.1%
12/31/2010                        1.41                 0                 0              0.25%             14.0%
12/31/2009                        1.24                 0                 0              0.25%             24.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62               829   $         1,343              0.00%             13.6%
12/31/2011                        1.43               570               813              0.00%              0.4%
12/31/2010                        1.42               315               447              0.00%             14.3%
12/31/2009                        1.24                 0                 0              0.00%             24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               2.7%
                2010               3.3%
                2009               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
         American Century LIVESTRONG 2040 Portfolio A Class - 02507F571

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,247,568   $    12,313,357         1,247,450
                                                                         ===============   ===============
Receivables: investments sold                                   25,304
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,272,872
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,330,045         7,233,309   $          1.57
Band 100                                                         1,770             1,120              1.58
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.62
Band 0                                                       1,941,057         1,183,708              1.64
                                                       ---------------   ---------------
Total                                                  $    13,272,872         8,418,137
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       165,606
Mortality & expense charges                                                                       (105,125)
                                                                                           ---------------
Net investment income (loss)                                                                        60,481
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            34,440
Realized gain distributions                                                                        101,949
Net change in unrealized appreciation (depreciation)                                               789,355
                                                                                           ---------------
Net gain (loss)                                                                                    925,744
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       986,225
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             60,481   $             32,220
Net realized gain (loss)                                                      34,440                 38,490
Realized gain distributions                                                  101,949                 15,920
Net change in unrealized appreciation (depreciation)                         789,355               (219,735)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            986,225               (133,105)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   8,459,135              3,217,007
Cost of units redeemed                                                    (2,139,368)              (829,324)
Account charges                                                              (12,113)                (6,632)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,307,654              2,381,051
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,293,879              2,247,946
Net assets, beginning                                                      5,978,993              3,731,047
                                                                --------------------   --------------------
Net assets, ending                                              $         13,272,872   $          5,978,993
                                                                ====================   ====================
Units sold                                                                 5,734,261              2,288,744
Units redeemed                                                            (1,616,388)              (622,177)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,117,873              1,666,567
Units outstanding, beginning                                               4,300,264              2,633,697
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,418,137              4,300,264
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         15,626,461
Cost of units redeemed/account charges                                                           (3,594,333)
Net investment income (loss)                                                                        109,576
Net realized gain (loss)                                                                             78,605
Realized gain distributions                                                                         118,352
Net change in unrealized appreciation (depreciation)                                                934,211
                                                                                       --------------------
Net assets                                                                             $         13,272,872
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57             7,233   $        11,330              1.25%             12.8%
12/31/2011                        1.39             4,146             5,758              1.25%             -1.8%
12/31/2010                        1.41             2,353             3,325              1.25%             13.3%
12/31/2009                        1.25               559               698              1.25%             24.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 1   $             2              1.00%             13.1%
12/31/2011                        1.40                 0                 0              1.00%             -1.5%
12/31/2010                        1.42                 0                 0              1.00%             13.6%
12/31/2009                        1.25                 0                 0              1.00%             25.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.75%             13.4%
12/31/2011                        1.41                 0                 0              0.75%             -1.3%
12/31/2010                        1.43                 0                 0              0.75%             13.8%
12/31/2009                        1.25                 0                 0              0.75%             25.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%             13.6%
12/31/2011                        1.42                 0                 0              0.50%             -1.0%
12/31/2010                        1.43                 0                 0              0.50%             14.1%
12/31/2009                        1.25                 0                 0              0.50%             25.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.25%             13.9%
12/31/2011                        1.43                 0                 0              0.25%             -0.8%
12/31/2010                        1.44                 0                 0              0.25%             14.4%
12/31/2009                        1.26                 0                 0              0.25%             25.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64             1,184   $         1,941              0.00%             14.2%
12/31/2011                        1.44               154               221              0.00%             -0.5%
12/31/2010                        1.44               281               406              0.00%             14.7%
12/31/2009                        1.26                 0                 0              0.00%             25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.8%
                2010               1.9%
                2009               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Century LIVESTRONG 2040 Portfolio Investor Class - 02507F613

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,442,223   $     9,686,420           985,005
                                                                         ===============   ===============
Receivables: investments sold                                   38,230
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,480,453
                                                       ===============
                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,343,639         5,914,246   $          1.58
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.64
Band 0                                                       1,136,814           687,340              1.65
                                                       ---------------   ---------------
Total                                                  $    10,480,453         6,601,586
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       156,084
Mortality & expense charges                                                                        (97,732)
                                                                                           ---------------
Net investment income (loss)                                                                        58,352
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            31,908
Realized gain distributions                                                                         80,102
Net change in unrealized appreciation (depreciation)                                               796,775
                                                                                           ---------------
Net gain (loss)                                                                                    908,785
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       967,137
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             58,352   $             62,935
Net realized gain (loss)                                                      31,908                 30,898
Realized gain distributions                                                   80,102                 15,498
Net change in unrealized appreciation (depreciation)                         796,775               (158,031)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            967,137                (48,700)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,520,769              5,619,593
Cost of units redeemed                                                      (761,049)            (2,413,675)
Account charges                                                               (8,596)                (2,637)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,751,124              3,203,281
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,718,261              3,154,581
Net assets, beginning                                                      5,762,192              2,607,611
                                                                --------------------   --------------------
Net assets, ending                                              $         10,480,453   $          5,762,192
                                                                ====================   ====================
Units sold                                                                 3,042,847              4,032,719
Units redeemed                                                              (549,035)            (1,757,438)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,493,812              2,275,281
Units outstanding, beginning                                               4,107,774              1,832,493
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,601,586              4,107,774
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         13,058,670
Cost of units redeemed/account charges                                                           (3,646,015)
Net investment income (loss)                                                                        148,179
Net realized gain (loss)                                                                             68,007
Realized gain distributions                                                                          95,809
Net change in unrealized appreciation (depreciation)                                                755,803
                                                                                       --------------------
Net assets                                                                             $         10,480,453
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58             5,914   $         9,344              1.25%             13.1%
12/31/2011                        1.40             3,619             5,056              1.25%             -1.5%
12/31/2010                        1.42             1,560             2,212              1.25%             13.6%
12/31/2009                        1.25                 0                 0              1.25%             24.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              1.00%             13.4%
12/31/2011                        1.41                 0                 0              1.00%             -1.3%
12/31/2010                        1.42                 0                 0              1.00%             13.8%
12/31/2009                        1.25                 0                 0              1.00%             25.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.75%             13.6%
12/31/2011                        1.42                 0                 0              0.75%             -1.0%
12/31/2010                        1.43                 0                 0              0.75%             14.1%
12/31/2009                        1.25                 0                 0              0.75%             25.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.50%             13.9%
12/31/2011                        1.43                 0                 0              0.50%             -0.8%
12/31/2010                        1.44                 0                 0              0.50%             14.4%
12/31/2009                        1.26                 0                 0              0.50%             25.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.25%             14.2%
12/31/2011                        1.43                 0                 0              0.25%             -0.5%
12/31/2010                        1.44                 0                 0              0.25%             14.7%
12/31/2009                        1.26                 0                 0              0.25%             25.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65               687   $         1,137              0.00%             14.5%
12/31/2011                        1.44               489               706              0.00%             -0.3%
12/31/2010                        1.45               273               395              0.00%             15.0%
12/31/2009                        1.26                 0                 0              0.00%             26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               2.4%
                2010               2.7%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century LIVESTRONG 2045 Portfolio A Class - 02507F837

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,003,895   $     6,452,246           524,779
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (34,821)
                                                       ---------------
Net assets                                             $     6,969,074
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,362,817         4,030,492   $          1.58
Band 100                                                         4,326             2,715              1.59
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.64
Band 0                                                         601,931           364,211              1.65
                                                       ---------------   ---------------
Total                                                  $     6,969,074         4,397,418
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        92,577
Mortality & expense charges                                                                        (61,983)
                                                                                           ---------------
Net investment income (loss)                                                                        30,594
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            18,348
Realized gain distributions                                                                         49,908
Net change in unrealized appreciation (depreciation)                                               498,420
                                                                                           ---------------
Net gain (loss)                                                                                    566,676
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       597,270
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,594   $             22,078
Net realized gain (loss)                                                      18,348                 18,273
Realized gain distributions                                                   49,908                     --
Net change in unrealized appreciation (depreciation)                         498,420               (120,404)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            597,270                (80,053)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,698,569              2,393,267
Cost of units redeemed                                                      (979,328)              (489,932)
Account charges                                                               (9,292)                (5,458)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,709,949              1,897,877
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,307,219              1,817,824
Net assets, beginning                                                      3,661,855              1,844,031
                                                                --------------------   --------------------
Net assets, ending                                              $          6,969,074   $          3,661,855
                                                                ====================   ====================
Units sold                                                                 2,631,826              1,736,402
Units redeemed                                                              (857,470)              (405,200)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,774,356              1,331,202
Units outstanding, beginning                                               2,623,062              1,291,860
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,397,418              2,623,062
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,160,696
Cost of units redeemed/account charges                                                           (1,897,138)
Net investment income (loss)                                                                         62,767
Net realized gain (loss)                                                                             41,192
Realized gain distributions                                                                          49,908
Net change in unrealized appreciation (depreciation)                                                551,649
                                                                                       --------------------
Net assets                                                                             $          6,969,074
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58             4,030   $         6,363              1.25%             13.3%
12/31/2011                        1.39             2,486             3,465              1.25%             -2.2%
12/31/2010                        1.42             1,165             1,659              1.25%             13.7%
12/31/2009                        1.25               355               445              1.25%             25.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 3   $             4              1.00%             13.6%
12/31/2011                        1.40                 0                 0              1.00%             -1.9%
12/31/2010                        1.43                 0                 0              1.00%             14.0%
12/31/2009                        1.26                 0                 0              1.00%             25.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.75%             13.9%
12/31/2011                        1.41                 0                 0              0.75%             -1.7%
12/31/2010                        1.44                 0                 0              0.75%             14.3%
12/31/2009                        1.26                 0                 0              0.75%             25.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.50%             14.1%
12/31/2011                        1.42                 0                 0              0.50%             -1.4%
12/31/2010                        1.44                 0                 0              0.50%             14.5%
12/31/2009                        1.26                 0                 0              0.50%             25.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.25%             14.4%
12/31/2011                        1.43                 0                 0              0.25%             -1.2%
12/31/2010                        1.45                 0                 0              0.25%             14.8%
12/31/2009                        1.26                 0                 0              0.25%             26.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65               364   $           602              0.00%             14.7%
12/31/2011                        1.44               137               197              0.00%             -0.9%
12/31/2010                        1.45               127               185              0.00%             15.1%
12/31/2009                        1.26                 0                 0              0.00%             26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               2.0%
                2010               1.8%
                2009               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Century LIVESTRONG 2045 Portfolio Investor Class - 02507F845

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,553,769   $     5,160,758           419,122
                                                                         ===============   ===============
Receivables: investments sold                                   12,178
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,565,947
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,748,946         2,978,284   $          1.59
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.65
Band 0                                                         817,001           489,432              1.67
                                                       ---------------   ---------------
Total                                                  $     5,565,947         3,467,716
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        86,794
Mortality & expense charges                                                                        (47,664)
                                                                                           ---------------
Net investment income (loss)                                                                        39,130
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            38,884
Realized gain distributions                                                                         39,359
Net change in unrealized appreciation (depreciation)                                               406,762
                                                                                           ---------------
Net gain (loss)                                                                                    485,005
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       524,135
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,130   $             28,612
Net realized gain (loss)                                                      38,884                 65,447
Realized gain distributions                                                   39,359                     --
Net change in unrealized appreciation (depreciation)                         406,762               (122,654)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            524,135                (28,595)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,829,621              2,575,290
Cost of units redeemed                                                      (723,192)            (1,059,271)
Account charges                                                               (5,819)                (1,601)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,100,610              1,514,418
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,624,745              1,485,823
Net assets, beginning                                                      2,941,202              1,455,379
                                                                --------------------   --------------------
Net assets, ending                                              $          5,565,947   $          2,941,202
                                                                ====================   ====================
Units sold                                                                 1,888,674              1,829,853
Units redeemed                                                              (504,316)              (758,317)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,384,358              1,071,536
Units outstanding, beginning                                               2,083,358              1,011,822
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,467,716              2,083,358
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,345,545
Cost of units redeemed/account charges                                                           (2,374,920)
Net investment income (loss)                                                                         82,412
Net realized gain (loss)                                                                             80,540
Realized gain distributions                                                                          39,359
Net change in unrealized appreciation (depreciation)                                                393,011
                                                                                       --------------------
Net assets                                                                             $          5,565,947
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59             2,978   $         4,749              1.25%             13.6%
12/31/2011                        1.40             1,744             2,448              1.25%             -2.0%
12/31/2010                        1.43               824             1,180              1.25%             14.1%
12/31/2009                        1.26                10                13              1.25%             25.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              1.00%             13.9%
12/31/2011                        1.41                 0                 0              1.00%             -1.8%
12/31/2010                        1.44                 0                 0              1.00%             14.4%
12/31/2009                        1.26                 0                 0              1.00%             25.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.75%             14.1%
12/31/2011                        1.42                 0                 0              0.75%             -1.5%
12/31/2010                        1.44                 0                 0              0.75%             14.6%
12/31/2009                        1.26                 0                 0              0.75%             26.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.50%             14.4%
12/31/2011                        1.43                 0                 0              0.50%             -1.3%
12/31/2010                        1.45                 0                 0              0.50%             14.9%
12/31/2009                        1.26                 0                 0              0.50%             26.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.25%             14.7%
12/31/2011                        1.44                 0                 0              0.25%             -1.0%
12/31/2010                        1.46                 0                 0              0.25%             15.2%
12/31/2009                        1.26                 0                 0              0.25%             26.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67               489   $           817              0.00%             15.0%
12/31/2011                        1.45               340               493              0.00%             -0.8%
12/31/2010                        1.46               188               275              0.00%             15.5%
12/31/2009                        1.27                 0                 0              0.00%             26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               2.3%
                2010               2.7%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century LIVESTRONG 2050 Portfolio A Class - 02507F530

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,984,057   $     4,649,116           478,389
                                                                         ===============   ===============
Receivables: investments sold                                   15,115
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,999,172
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,340,482         2,728,106   $          1.59
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.64
Band 25                                                             --                --              1.65
Band 0                                                         658,690           395,452              1.67
                                                       ---------------   ---------------
Total                                                  $     4,999,172         3,123,558
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        58,482
Mortality & expense charges                                                                        (40,151)
                                                                                           ---------------
Net investment income (loss)                                                                        18,331
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            20,957
Realized gain distributions                                                                         37,632
Net change in unrealized appreciation (depreciation)                                               339,215
                                                                                           ---------------
Net gain (loss)                                                                                    397,804
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       416,135
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,331   $             10,785
Net realized gain (loss)                                                      20,957                 22,842
Realized gain distributions                                                   37,632                  3,901
Net change in unrealized appreciation (depreciation)                         339,215               (114,812)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            416,135                (77,284)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,061,305              1,694,390
Cost of units redeemed                                                      (900,593)              (322,951)
Account charges                                                               (8,199)                (4,592)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,152,513              1,366,847
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,568,648              1,289,563
Net assets, beginning                                                      2,430,524              1,140,961
                                                                --------------------   --------------------
Net assets, ending                                              $          4,999,172   $          2,430,524
                                                                ====================   ====================
Units sold                                                                 2,034,244              1,225,801
Units redeemed                                                              (642,887)              (286,532)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,391,357                939,269
Units outstanding, beginning                                               1,732,201                792,932
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,123,558              1,732,201
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,927,563
Cost of units redeemed/account charges                                                           (1,385,002)
Net investment income (loss)                                                                         32,752
Net realized gain (loss)                                                                             47,045
Realized gain distributions                                                                          41,873
Net change in unrealized appreciation (depreciation)                                                334,941
                                                                                       --------------------
Net assets                                                                             $          4,999,172
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59             2,728   $         4,340              1.25%             13.7%
12/31/2011                        1.40             1,608             2,250              1.25%             -2.4%
12/31/2010                        1.43               681               976              1.25%             14.0%
12/31/2009                        1.26               258               325              1.25%             25.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              1.00%             14.0%
12/31/2011                        1.41                 0                 0              1.00%             -2.2%
12/31/2010                        1.44                 0                 0              1.00%             14.3%
12/31/2009                        1.26                 0                 0              1.00%             26.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.75%             14.2%
12/31/2011                        1.42                 0                 0              0.75%             -1.9%
12/31/2010                        1.45                 0                 0              0.75%             14.6%
12/31/2009                        1.26                 0                 0              0.75%             26.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.50%             14.5%
12/31/2011                        1.43                 0                 0              0.50%             -1.7%
12/31/2010                        1.45                 0                 0              0.50%             14.8%
12/31/2009                        1.26                 0                 0              0.50%             26.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.25%             14.8%
12/31/2011                        1.44                 0                 0              0.25%             -1.5%
12/31/2010                        1.46                 0                 0              0.25%             15.1%
12/31/2009                        1.27                 0                 0              0.25%             26.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67               395   $           659              0.00%             15.1%
12/31/2011                        1.45               125               180              0.00%             -1.2%
12/31/2010                        1.46               112               165              0.00%             15.4%
12/31/2009                        1.27                 0                 0              0.00%             26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.7%
                2010               1.5%
                2009               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Century LIVESTRONG 2050 Portfolio Investor Class - 02507F563

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,982,911   $     3,676,720           382,617
                                                                         ===============   ===============
Receivables: investments sold                                   15,446
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,998,357
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,468,155         2,161,394   $          1.60
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.66
Band 0                                                         530,202           315,629              1.68
                                                       ---------------   ---------------
Total                                                  $     3,998,357         2,477,023
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        56,420
Mortality & expense charges                                                                        (36,176)
                                                                                           ---------------
Net investment income (loss)                                                                        20,244
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            25,098
Realized gain distributions                                                                         29,959
Net change in unrealized appreciation (depreciation)                                               322,351
                                                                                           ---------------
Net gain (loss)                                                                                    377,408
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       397,652
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,244   $             14,430
Net realized gain (loss)                                                      25,098                 17,196
Realized gain distributions                                                   29,959                  3,214
Net change in unrealized appreciation (depreciation)                         322,351                (75,391)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            397,652                (40,551)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,962,444              1,277,883
Cost of units redeemed                                                      (364,562)              (323,056)
Account charges                                                               (3,715)                (1,093)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,594,167                953,734
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,991,819                913,183
Net assets, beginning                                                      2,006,538              1,093,355
                                                                --------------------   --------------------
Net assets, ending                                              $          3,998,357   $          2,006,538
                                                                ====================   ====================
Units sold                                                                 1,311,409                895,428
Units redeemed                                                              (251,669)              (234,920)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,059,740                660,508
Units outstanding, beginning                                               1,417,283                756,775
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,477,023              1,417,283
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,347,222
Cost of units redeemed/account charges                                                             (784,747)
Net investment income (loss)                                                                         43,018
Net realized gain (loss)                                                                             53,223
Realized gain distributions                                                                          33,450
Net change in unrealized appreciation (depreciation)                                                306,191
                                                                                       --------------------
Net assets                                                                             $          3,998,357
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60             2,161   $         3,468              1.25%             14.0%
12/31/2011                        1.41             1,190             1,676              1.25%             -2.2%
12/31/2010                        1.44               630               906              1.25%             14.3%
12/31/2009                        1.26                 0                 0              1.25%             26.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              1.00%             14.2%
12/31/2011                        1.42                 0                 0              1.00%             -1.9%
12/31/2010                        1.45                 0                 0              1.00%             14.6%
12/31/2009                        1.26                 0                 0              1.00%             26.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.75%             14.5%
12/31/2011                        1.43                 0                 0              0.75%             -1.7%
12/31/2010                        1.45                 0                 0              0.75%             14.8%
12/31/2009                        1.26                 0                 0              0.75%             26.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.50%             14.8%
12/31/2011                        1.44                 0                 0              0.50%             -1.5%
12/31/2010                        1.46                 0                 0              0.50%             15.1%
12/31/2009                        1.27                 0                 0              0.50%             26.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.25%             15.1%
12/31/2011                        1.45                 0                 0              0.25%             -1.2%
12/31/2010                        1.46                 0                 0              0.25%             15.4%
12/31/2009                        1.27                 0                 0              0.25%             26.8%
                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68               316   $           530              0.00%             15.4%
12/31/2011                        1.46               227               331              0.00%             -1.0%
12/31/2010                        1.47               127               187              0.00%             15.7%
12/31/2009                        1.27                 0                 0              0.00%             27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               2.0%
                2010               2.3%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Century LIVESTRONG 2055 Portfolio A Class - 02507F399

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       453,509   $       430,054            48,089
                                                                         ===============   ===============
Receivables: investments sold                                   57,684
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       511,193
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       500,638           473,818   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                          10,555             9,773              1.08
                                                       ---------------   ---------------
Total                                                  $       511,193           483,591
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,865
Mortality & expense charges                                                                         (3,166)
                                                                                           ---------------
Net investment income (loss)                                                                         1,699
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,635
Realized gain distributions                                                                          1,113
Net change in unrealized appreciation (depreciation)                                                21,087
                                                                                           ---------------
Net gain (loss)                                                                                     25,835
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        27,534
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,699   $                443
Net realized gain (loss)                                                       3,635                    (10)
Realized gain distributions                                                    1,113                     --
Net change in unrealized appreciation (depreciation)                          21,087                  2,368
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,534                  2,801
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     485,362                 84,744
Cost of units redeemed                                                       (86,631)                  (120)
Account charges                                                               (2,408)                   (89)
                                                                --------------------   --------------------
Increase (decrease)                                                          396,323                 84,535
                                                                --------------------   --------------------
Net increase (decrease)                                                      423,857                 87,336
Net assets, beginning                                                         87,336                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            511,193   $             87,336
                                                                ====================   ====================
Units sold                                                                   481,836                 94,704
Units redeemed                                                               (92,306)                  (643)
                                                                --------------------   --------------------
Net increase (decrease)                                                      389,530                 94,061
Units outstanding, beginning                                                  94,061                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    483,591                 94,061
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            570,106
Cost of units redeemed/account charges                                                              (89,248)
Net investment income (loss)                                                                          2,142
Net realized gain (loss)                                                                              3,625
Realized gain distributions                                                                           1,113
Net change in unrealized appreciation (depreciation)                                                 23,455
                                                                                       --------------------
Net assets                                                                             $            511,193
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06               474   $           501              1.25%             13.8%
12/31/2011                        0.93                94                87              1.25%             -7.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%             14.1%
12/31/2011                        0.93                 0                 0              1.00%             -7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%             14.4%
12/31/2011                        0.93                 0                 0              0.75%             -6.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%             14.7%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%             14.9%
12/31/2011                        0.94                 0                 0              0.25%             -6.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                10   $            11              0.00%             15.2%
12/31/2011                        0.94                 0                 0              0.00%             -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Century LIVESTRONG 2055 Portfolio Investor Class - 02507F423

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       203,599   $       199,085            19,209
                                                                         ===============   ===============
Receivables: investments sold                                      793
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       204,392
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       195,419           183,967   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                           8,973             8,264              1.09
                                                       ---------------   ---------------
Total                                                  $       204,392           192,231
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,684
Mortality & expense charges                                                                         (1,032)
                                                                                           ---------------
Net investment income (loss)                                                                         1,652
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               777
Realized gain distributions                                                                            498
Net change in unrealized appreciation (depreciation)                                                 4,355
                                                                                           ---------------
Net gain (loss)                                                                                      5,630
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,282
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,652   $                134
Net realized gain (loss)                                                         777                    (20)
Realized gain distributions                                                      498                     --
Net change in unrealized appreciation (depreciation)                           4,355                    159
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,282                    273
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     191,449                 20,007
Cost of units redeemed                                                       (10,472)                (3,764)
Account charges                                                                 (375)                    (8)
                                                                --------------------   --------------------
Increase (decrease)                                                          180,602                 16,235
                                                                --------------------   --------------------
Net increase (decrease)                                                      187,884                 16,508
Net assets, beginning                                                         16,508                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            204,392   $             16,508
                                                                ====================   ====================
Units sold                                                                   187,445                 26,356
Units redeemed                                                               (12,927)                (8,643)
                                                                --------------------   --------------------
Net increase (decrease)                                                      174,518                 17,713
Units outstanding, beginning                                                  17,713                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    192,231                 17,713
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            211,456
Cost of units redeemed/account charges                                                              (14,619)
Net investment income (loss)                                                                          1,786
Net realized gain (loss)                                                                                757
Realized gain distributions                                                                             498
Net change in unrealized appreciation (depreciation)                                                  4,514
                                                                                       --------------------
Net assets                                                                             $            204,392
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06               184   $           195              1.25%             14.1%
12/31/2011                        0.93                16                15              1.25%             -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%             14.4%
12/31/2011                        0.93                 0                 0              1.00%             -6.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%             14.6%
12/31/2011                        0.93                 0                 0              0.75%             -6.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%             14.9%
12/31/2011                        0.94                 0                 0              0.50%             -6.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%             15.2%
12/31/2011                        0.94                 0                 0              0.25%             -6.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 8   $             9              0.00%             15.5%
12/31/2011                        0.94                 2                 1              0.00%             -6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.4%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        American Century LIVESTRONG Income Portfolio A Class - 02507F787

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,993,869   $     2,919,655           255,827
                                                                         ===============   ===============
Receivables: investments sold                                    4,434
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,998,303
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,473,070         1,789,185   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                         525,233           362,961              1.45
                                                       ---------------   ---------------
Total                                                  $     2,998,303         2,152,146
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        44,610
Mortality & expense charges                                                                        (22,098)
                                                                                           ---------------
Net investment income (loss)                                                                        22,512
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            12,633
Realized gain distributions                                                                         31,873
Net change in unrealized appreciation (depreciation)                                                76,369
                                                                                           ---------------
Net gain (loss)                                                                                    120,875
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       143,387
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,512   $             10,783
Net realized gain (loss)                                                      12,633                 21,295
Realized gain distributions                                                   31,873                     --
Net change in unrealized appreciation (depreciation)                          76,369                (28,850)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            143,387                  3,228
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,451,811              1,829,354
Cost of units redeemed                                                      (691,530)            (1,216,360)
Account charges                                                               (3,003)                (1,316)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,757,278                611,678
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,900,665                614,906
Net assets, beginning                                                      1,097,638                482,732
                                                                --------------------   --------------------
Net assets, ending                                              $          2,998,303   $          1,097,638
                                                                ====================   ====================
Units sold                                                                 1,812,603              1,470,723
Units redeemed                                                              (521,939)              (995,843)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,290,664                474,880
Units outstanding, beginning                                                 861,482                386,602
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,152,146                861,482
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,276,536
Cost of units redeemed/account charges                                                           (2,469,131)
Net investment income (loss)                                                                         37,998
Net realized gain (loss)                                                                             46,813
Realized gain distributions                                                                          31,873
Net change in unrealized appreciation (depreciation)                                                 74,214
                                                                                       --------------------
Net assets                                                                             $          2,998,303
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38             1,789   $         2,473              1.25%              8.5%
12/31/2011                        1.27               861             1,098              1.25%              2.0%
12/31/2010                        1.25               387               483              1.25%              8.4%
12/31/2009                        1.15                35                41              1.25%             15.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              1.00%              8.8%
12/31/2011                        1.28                 0                 0              1.00%              2.3%
12/31/2010                        1.25                 0                 0              1.00%              8.7%
12/31/2009                        1.15                 0                 0              1.00%             15.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.75%              9.0%
12/31/2011                        1.29                 0                 0              0.75%              2.5%
12/31/2010                        1.26                 0                 0              0.75%              9.0%
12/31/2009                        1.16                 0                 0              0.75%             15.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.50%              9.3%
12/31/2011                        1.30                 0                 0              0.50%              2.8%
12/31/2010                        1.26                 0                 0              0.50%              9.2%
12/31/2009                        1.16                 0                 0              0.50%             15.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.25%              9.6%
12/31/2011                        1.31                 0                 0              0.25%              3.1%
12/31/2010                        1.27                 0                 0              0.25%              9.5%
12/31/2009                        1.16                 0                 0              0.25%             15.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45               363   $           525              0.00%              9.9%
12/31/2011                        1.32                 0                 0              0.00%              3.3%
12/31/2010                        1.27                 0                 0              0.00%              9.8%
12/31/2009                        1.16                 0                 0              0.00%             16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               2.6%
                2010               3.4%
                2009               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     American Century LIVESTRONG Income Portfolio Investor Class - 02507F795

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,529,769   $     2,398,085           216,047
                                                                         ===============   ===============
Receivables: investments sold                                    2,302
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,532,071
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,497,484         1,791,940   $          1.39
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.45
Band 0                                                          34,587            23,704              1.46
                                                       ---------------   ---------------
Total                                                  $     2,532,071         1,815,644
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        50,082
Mortality & expense charges                                                                        (29,778)
                                                                                           ---------------
Net investment income (loss)                                                                        20,304
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             8,678
Realized gain distributions                                                                         26,915
Net change in unrealized appreciation (depreciation)                                               137,680
                                                                                           ---------------
Net gain (loss)                                                                                    173,273
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       193,577
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,304   $             23,480
Net realized gain (loss)                                                       8,678                  9,344
Realized gain distributions                                                   26,915                     --
Net change in unrealized appreciation (depreciation)                         137,680                (12,481)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            193,577                 20,343
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     327,642              4,076,273
Cost of units redeemed                                                      (219,311)            (2,365,084)
Account charges                                                                 (410)                  (185)
                                                                --------------------   --------------------
Increase (decrease)                                                          107,921              1,711,004
                                                                --------------------   --------------------
Net increase (decrease)                                                      301,498              1,731,347
Net assets, beginning                                                      2,230,573                499,226
                                                                --------------------   --------------------
Net assets, ending                                              $          2,532,071   $          2,230,573
                                                                ====================   ====================
Units sold                                                                   251,087              3,181,016
Units redeemed                                                              (175,539)            (1,839,332)
                                                                --------------------   --------------------
Net increase (decrease)                                                       75,548              1,341,684
Units outstanding, beginning                                               1,740,096                398,412
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,815,644              1,740,096
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,910,663
Cost of units redeemed/account charges                                                           (2,603,631)
Net investment income (loss)                                                                         48,227
Net realized gain (loss)                                                                             18,213
Realized gain distributions                                                                          26,915
Net change in unrealized appreciation (depreciation)                                                131,684
                                                                                       --------------------
Net assets                                                                             $          2,532,071
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39             1,792   $         2,497              1.25%              8.8%
12/31/2011                        1.28             1,726             2,212              1.25%              2.3%
12/31/2010                        1.25               395               494              1.25%              8.7%
12/31/2009                        1.15                 0                 0              1.25%             15.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              1.00%              9.0%
12/31/2011                        1.29                 0                 0              1.00%              2.5%
12/31/2010                        1.26                 0                 0              1.00%              9.0%
12/31/2009                        1.15                 0                 0              1.00%             15.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.75%              9.3%
12/31/2011                        1.30                 0                 0              0.75%              2.8%
12/31/2010                        1.26                 0                 0              0.75%              9.2%
12/31/2009                        1.16                 0                 0              0.75%             15.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.50%              9.6%
12/31/2011                        1.31                 0                 0              0.50%              3.1%
12/31/2010                        1.27                 0                 0              0.50%              9.5%
12/31/2009                        1.16                 0                 0              0.50%             15.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.25%              9.9%
12/31/2011                        1.32                 0                 0              0.25%              3.3%
12/31/2010                        1.27                 0                 0              0.25%              9.8%
12/31/2009                        1.16                 0                 0              0.25%             16.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                24   $            35              0.00%             10.1%
12/31/2011                        1.32                14                19              0.00%              3.6%
12/31/2010                        1.28                 4                 5              0.00%             10.1%
12/31/2009                        1.16                 0                 0              0.00%             16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               2.6%
                2010               2.3%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               American Century Mid Cap Value A Class - 025076639

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,127,399   $     2,067,463           163,524
                                                                         ===============   ===============
Receivables: investments sold                                    1,690
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,129,089
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,054,104         1,179,331   $          1.74
Band 100                                                            --                --              1.76
Band 75                                                             --                --              1.78
Band 50                                                             --                --              1.80
Band 25                                                             --                --              1.81
Band 0                                                          74,985            40,933              1.83
                                                       ---------------   ---------------
Total                                                  $     2,129,089         1,220,264
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        28,872
Mortality & expense charges                                                                        (18,254)
                                                                                           ---------------
Net investment income (loss)                                                                        10,618
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,285
Realized gain distributions                                                                         47,790
Net change in unrealized appreciation (depreciation)                                               148,963
                                                                                           ---------------
Net gain (loss)                                                                                    199,038
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       209,656
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,618   $              2,244
Net realized gain (loss)                                                       2,285                  8,678
Realized gain distributions                                                   47,790                 51,744
Net change in unrealized appreciation (depreciation)                         148,963               (106,360)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            209,656                (43,694)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,885,920              1,611,101
Cost of units redeemed                                                    (1,069,040)              (594,766)
Account charges                                                                 (247)                  (180)
                                                                --------------------   --------------------
Increase (decrease)                                                          816,633              1,016,155
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,026,289                972,461
Net assets, beginning                                                      1,102,800                130,339
                                                                --------------------   --------------------
Net assets, ending                                              $          2,129,089   $          1,102,800
                                                                ====================   ====================
Units sold                                                                 1,137,487              1,060,930
Units redeemed                                                              (641,853)              (420,057)
                                                                --------------------   --------------------
Net increase (decrease)                                                      495,634                640,873
Units outstanding, beginning                                                 724,630                 83,757
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,220,264                724,630
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,635,902
Cost of units redeemed/account charges                                                           (1,694,136)
Net investment income (loss)                                                                         13,717
Net realized gain (loss)                                                                             14,136
Realized gain distributions                                                                          99,534
Net change in unrealized appreciation (depreciation)                                                 59,936
                                                                                       --------------------
Net assets                                                                             $          2,129,089
                                                                                       ====================

-----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.74             1,179   $         2,054              1.25%             14.7%
12/31/2011                        1.52               689             1,046              1.25%             -2.2%
12/31/2010                        1.55                77               120              1.25%             17.8%
12/31/2009                        1.32                60                79              1.25%             28.4%
12/31/2008                        1.03                 0                 0              1.25%              2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.76                 0   $             0              1.00%             15.0%
12/31/2011                        1.53                 0                 0              1.00%             -2.0%
12/31/2010                        1.56                 0                 0              1.00%             18.1%
12/31/2009                        1.32                 0                 0              1.00%             28.7%
12/31/2008                        1.03                 0                 0              1.00%              2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78                 0   $             0              0.75%             15.2%
12/31/2011                        1.54                 0                 0              0.75%             -1.7%
12/31/2010                        1.57                 0                 0              0.75%             18.4%
12/31/2009                        1.33                 0                 0              0.75%             29.0%
12/31/2008                        1.03                 0                 0              0.75%              2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.80                 0   $             0              0.50%             15.5%
12/31/2011                        1.55                 0                 0              0.50%             -1.5%
12/31/2010                        1.58                 0                 0              0.50%             18.7%
12/31/2009                        1.33                 0                 0              0.50%             29.3%
12/31/2008                        1.03                 0                 0              0.50%              2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.81                 0   $             0              0.25%             15.8%
12/31/2011                        1.57                 0                 0              0.25%             -1.2%
12/31/2010                        1.59                 0                 0              0.25%             19.0%
12/31/2009                        1.33                 0                 0              0.25%             29.6%
12/31/2008                        1.03                 0                 0              0.25%              2.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                41   $            75              0.00%             16.1%
12/31/2011                        1.58                36                57              0.00%             -1.0%
12/31/2010                        1.59                 6                10              0.00%             19.3%
12/31/2009                        1.34                 0                 0              0.00%             30.0%
12/31/2008                        1.03                 0                 0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               1.9%
                2010               1.9%
                2009               0.5%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            American Century Mid Cap Value Investor Class - 025076654

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,489,629   $     5,302,181           419,450
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (24,186)
                                                       ---------------
Net assets                                             $     5,465,443
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,219,776         1,828,315   $          1.76
Band 100                                                            --                --              1.78
Band 75                                                             --                --              1.80
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.83
Band 0                                                       2,245,667         1,212,406              1.85
                                                       ---------------   ---------------
Total                                                  $     5,465,443         3,040,721
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        86,160
Mortality & expense charges                                                                        (27,267)
                                                                                           ---------------
Net investment income (loss)                                                                        58,893
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            22,387
Realized gain distributions                                                                        127,389
Net change in unrealized appreciation (depreciation)                                               238,100
                                                                                           ---------------
Net gain (loss)                                                                                    387,876
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       446,769
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             58,893   $              4,732
Net realized gain (loss)                                                      22,387                 40,286
Realized gain distributions                                                  127,389                 81,917
Net change in unrealized appreciation (depreciation)                         238,100               (143,310)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            446,769                (16,375)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,803,137              1,656,957
Cost of units redeemed                                                    (1,407,030)              (971,482)
Account charges                                                               (7,269)                   (94)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,388,838                685,381
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,835,607                669,006
Net assets, beginning                                                      1,629,836                960,830
                                                                --------------------   --------------------
Net assets, ending                                              $          5,465,443   $          1,629,836
                                                                ====================   ====================
Units sold                                                                 3,138,145              1,086,873
Units redeemed                                                            (1,161,610)              (637,810)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,976,535                449,063
Units outstanding, beginning                                               1,064,186                615,123
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,040,721              1,064,186
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,847,370
Cost of units redeemed/account charges                                                           (2,921,802)
Net investment income (loss)                                                                         69,011
Net realized gain (loss)                                                                             74,110
Realized gain distributions                                                                         209,306
Net change in unrealized appreciation (depreciation)                                                187,448
                                                                                       --------------------
Net assets                                                                             $          5,465,443
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.76             1,828   $         3,220              1.25%             15.0%
12/31/2011                        1.53             1,064             1,630              1.25%             -2.0%
12/31/2010                        1.56               615               961              1.25%             18.1%
12/31/2009                        1.32               108               143              1.25%             28.7%
12/31/2008                        1.03                 0                 0              1.25%              2.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78                 0   $             0              1.00%             15.3%
12/31/2011                        1.54                 0                 0              1.00%             -1.7%
12/31/2010                        1.57                 0                 0              1.00%             18.4%
12/31/2009                        1.33                 0                 0              1.00%             29.0%
12/31/2008                        1.03                 0                 0              1.00%              2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.80                 0   $             0              0.75%             15.6%
12/31/2011                        1.55                 0                 0              0.75%             -1.5%
12/31/2010                        1.58                 0                 0              0.75%             18.7%
12/31/2009                        1.33                 0                 0              0.75%             29.3%
12/31/2008                        1.03                 0                 0              0.75%              2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.82                 0   $             0              0.50%             15.9%
12/31/2011                        1.57                 0                 0              0.50%             -1.2%
12/31/2010                        1.59                 0                 0              0.50%             19.0%
12/31/2009                        1.33                 0                 0              0.50%             29.6%
12/31/2008                        1.03                 0                 0              0.50%              2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                 0   $             0              0.25%             16.1%
12/31/2011                        1.58                 0                 0              0.25%             -1.0%
12/31/2010                        1.59                 0                 0              0.25%             19.3%
12/31/2009                        1.34                 0                 0              0.25%             30.0%
12/31/2008                        1.03                 0                 0              0.25%              2.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.85             1,212   $         2,246              0.00%             16.4%
12/31/2011                        1.59                 0                 0              0.00%             -0.7%
12/31/2010                        1.60                 0                 0              0.00%             19.6%
12/31/2009                        1.34                 0                 0              0.00%             30.3%
12/31/2008                        1.03                 0                 0              0.00%              2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.4%
                2011               1.5%
                2010               1.6%
                2009               1.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                American Century Real Estate A Class - 025076860

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,728,128   $     3,158,411           157,855
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,058)
                                                       ---------------
Net assets                                             $     3,719,070
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,958,013         1,259,228   $          2.35
Band 100                                                           871               362              2.41
Band 75                                                             --                --              2.46
Band 50                                                             --                --              2.52
Band 25                                                             --                --              2.58
Band 0                                                         760,186           285,194              2.67
                                                       ---------------   ---------------
Total                                                  $     3,719,070         1,544,784
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        31,058
Mortality & expense charges                                                                        (29,824)
                                                                                           ---------------
Net investment income (loss)                                                                         1,234
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           220,916
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               147,629
                                                                                           ---------------
Net gain (loss)                                                                                    368,545
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       369,779
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,234   $                995
Net realized gain (loss)                                                     220,916                136,918
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         147,629                 54,441
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            369,779                192,354
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,474,655                460,920
Cost of units redeemed                                                      (924,761)            (1,389,384)
Account charges                                                               (8,025)                  (734)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,541,869               (929,198)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,911,648               (736,844)
Net assets, beginning                                                      1,807,422              2,544,266
                                                                --------------------   --------------------
Net assets, ending                                              $          3,719,070   $          1,807,422
                                                                ====================   ====================
Units sold                                                                 1,087,350                242,680
Units redeemed                                                              (419,474)              (716,719)
                                                                --------------------   --------------------
Net increase (decrease)                                                      667,876               (474,039)
Units outstanding, beginning                                                 876,908              1,350,947
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,544,784                876,908
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,908,902
Cost of units redeemed/account charges                                                           (6,743,965)
Net investment income (loss)                                                                         58,386
Net realized gain (loss)                                                                           (692,379)
Realized gain distributions                                                                         618,409
Net change in unrealized appreciation (depreciation)                                                569,717
                                                                                       --------------------
Net assets                                                                             $          3,719,070
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.35             1,259   $         2,958              1.25%             16.0%
12/31/2011                        2.03               749             1,516              1.25%             10.0%
12/31/2010                        1.84             1,062             1,955              1.25%             27.0%
12/31/2009                        1.45               861             1,249              1.25%             24.8%
12/31/2008                        1.16               644               749              1.25%            -44.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.41                 0   $             1              1.00%             16.3%
12/31/2011                        2.07                 0                 0              1.00%             10.3%
12/31/2010                        1.88                 0                 0              1.00%             27.3%
12/31/2009                        1.47                 0                 0              1.00%             25.1%
12/31/2008                        1.18                 0                 0              1.00%            -44.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.46                 0   $             0              0.75%             16.6%
12/31/2011                        2.11                 0                 0              0.75%             10.6%
12/31/2010                        1.91                 0                 0              0.75%             27.6%
12/31/2009                        1.50                 0                 0              0.75%             25.4%
12/31/2008                        1.19                 0                 0              0.75%            -43.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.52                 0   $             0              0.50%             16.9%
12/31/2011                        2.16                 0                 0              0.50%             10.8%
12/31/2010                        1.95                 0                 0              0.50%             27.9%
12/31/2009                        1.52                 0                 0              0.50%             25.7%
12/31/2008                        1.21                 0                 0              0.50%            -43.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.58                 0   $             0              0.25%             17.1%
12/31/2011                        2.20                 0                 0              0.25%             11.1%
12/31/2010                        1.98                 0                 0              0.25%             28.2%
12/31/2009                        1.54                 0                 0              0.25%             26.0%
12/31/2008                        1.23                 0                 0              0.25%            -43.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.67               285   $           760              0.00%             17.4%
12/31/2011                        2.27               128               291              0.00%             11.4%
12/31/2010                        2.04               289               590              0.00%             28.6%
12/31/2009                        1.59               280               444              0.00%             26.3%
12/31/2008                        1.25               216               271              0.00%            -43.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               1.0%
                2010               1.2%
                2009               1.9%
                2008               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
            American Century Real Estate Investor Class - 025076886

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,276,364   $     6,918,660           308,163
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,036)
                                                       ---------------
Net assets                                             $     7,260,328
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,260,328         7,452,995   $          0.97
Band 100                                                            --                --              0.99
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
Total                                                  $     7,260,328         7,452,995
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        73,124
Mortality & expense charges                                                                        (67,461)
                                                                                           ---------------
Net investment income (loss)                                                                         5,663
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           189,080
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               267,913
                                                                                           ---------------
Net gain (loss)                                                                                    456,993
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       462,656
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,663   $                538
Net realized gain (loss)                                                     189,080                189,911
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         267,913               (111,655)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            462,656                 78,794
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,926,528                249,767
Cost of units redeemed                                                      (933,524)              (421,583)
Account charges                                                              (27,370)                  (174)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,965,634               (171,990)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,428,290                (93,196)
Net assets, beginning                                                        832,038                925,234
                                                                --------------------   --------------------
Net assets, ending                                              $          7,260,328   $            832,038
                                                                ====================   ====================
Units sold                                                                 7,765,466                500,936
Units redeemed                                                            (1,305,884)              (725,125)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,459,582               (224,189)
Units outstanding, beginning                                                 993,413              1,217,602
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,452,995                993,413
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,714,846
Cost of units redeemed/account charges                                                           (1,954,851)
Net investment income (loss)                                                                         38,880
Net realized gain (loss)                                                                            103,742
Realized gain distributions                                                                               7
Net change in unrealized appreciation (depreciation)                                                357,704
                                                                                       --------------------
Net assets                                                                             $          7,260,328
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97             7,453   $         7,260              1.25%             16.3%
12/31/2011                        0.84               993               832              1.25%             10.2%
12/31/2010                        0.76             1,218               925              1.25%             27.3%
12/31/2009                        0.60             1,144               683              1.25%             25.1%
12/31/2008                        0.48             1,660               792              1.25%            -44.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              1.00%             16.6%
12/31/2011                        0.85                 0                 0              1.00%             10.5%
12/31/2010                        0.77                 0                 0              1.00%             27.6%
12/31/2009                        0.60                 0                 0              1.00%             25.4%
12/31/2008                        0.48                 0                 0              1.00%            -43.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%             16.9%
12/31/2011                        0.86                 0                 0              0.75%             10.8%
12/31/2010                        0.77                 0                 0              0.75%             28.0%
12/31/2009                        0.60                 0                 0              0.75%             25.7%
12/31/2008                        0.48                 0                 0              0.75%            -43.7%
                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%             17.2%
12/31/2011                        0.87                 0                 0              0.50%             11.1%
12/31/2010                        0.78                 0                 0              0.50%             28.3%
12/31/2009                        0.61                 0                 0              0.50%             26.1%
12/31/2008                        0.48                 0                 0              0.50%            -43.5%
                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%             17.5%
12/31/2011                        0.88                 0                 0              0.25%             11.3%
12/31/2010                        0.79                 0                 0              0.25%             28.6%
12/31/2009                        0.61                 0                 0              0.25%             26.4%
12/31/2008                        0.48                 0                 0              0.25%            -43.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.00%             17.8%
12/31/2011                        0.89                 0                 0              0.00%             11.6%
12/31/2010                        0.80                 0                 0              0.00%             28.9%
12/31/2009                        0.62                 0                 0              0.00%             26.7%
12/31/2008                        0.49                 0                 0              0.00%            -43.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               1.4%
                2010               1.3%
                2009               3.2%
                2008               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               American Century Select Investor Class - 025083502

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        60,462   $        53,456             1,390
                                                                         ===============   ===============
Receivables: investments sold                                       66
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        60,528
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        60,528            24,322   $          2.49
Band 100                                                            --                --              2.55
Band 75                                                             --                --              2.61
Band 50                                                             --                --              2.67
Band 25                                                             --                --              2.73
Band 0                                                              --                --              3.15
                                                       ---------------   ---------------
Total                                                  $        60,528            24,322
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           425
Mortality & expense charges                                                                           (532)
                                                                                           ---------------
Net investment income (loss)                                                                          (107)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               516
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,712
                                                                                           ---------------
Net gain (loss)                                                                                      3,228
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,121
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (107)  $               (345)
Net realized gain (loss)                                                         516                    209
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,712                    (74)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,121                   (210)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      27,432                  3,124
Cost of units redeemed                                                        (1,780)                (4,773)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           25,652                 (1,649)
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,773                 (1,859)
Net assets, beginning                                                         31,755                 33,614
                                                                --------------------   --------------------
Net assets, ending                                              $             60,528   $             31,755
                                                                ====================   ====================
Units sold                                                                    10,962                  1,389
Units redeemed                                                                (1,100)                (2,259)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,862                   (870)
Units outstanding, beginning                                                  14,460                 15,330
                                                                --------------------   --------------------
Units outstanding, ending                                                     24,322                 14,460
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            412,151
Cost of units redeemed/account charges                                                             (376,779)
Net investment income (loss)                                                                         (6,000)
Net realized gain (loss)                                                                             23,828
Realized gain distributions                                                                             322
Net change in unrealized appreciation (depreciation)                                                  7,006
                                                                                       --------------------
Net assets                                                                             $             60,528
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.49                24   $            61              1.25%             13.3%
12/31/2011                        2.20                14                32              1.25%              0.2%
12/31/2010                        2.19                15                34              1.25%             13.2%
12/31/2009                        1.94                15                29              1.25%             33.1%
12/31/2008                        1.46                14                20              1.25%            -40.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.55                 0   $             0              1.00%             13.6%
12/31/2011                        2.24                 0                 0              1.00%              0.4%
12/31/2010                        2.23                 0                 0              1.00%             13.4%
12/31/2009                        1.97                 0                 0              1.00%             33.5%
12/31/2008                        1.47                 0                 0              1.00%            -40.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.61                 0   $             0              0.75%             13.9%
12/31/2011                        2.29                 0                 0              0.75%              0.7%
12/31/2010                        2.27                 0                 0              0.75%             13.7%
12/31/2009                        2.00                 0                 0              0.75%             33.8%
12/31/2008                        1.49                 0                 0              0.75%            -40.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.67                 0   $             0              0.50%             14.2%
12/31/2011                        2.34                 0                 0              0.50%              0.9%
12/31/2010                        2.32                 0                 0              0.50%             14.0%
12/31/2009                        2.03                 0                 0              0.50%             34.1%
12/31/2008                        1.51                 0                 0              0.50%            -40.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.73                 0   $             0              0.25%             14.5%
12/31/2011                        2.39                 0                 0              0.25%              1.2%
12/31/2010                        2.36                 0                 0              0.25%             14.3%
12/31/2009                        2.06                 0                 0              0.25%             34.5%
12/31/2008                        1.53                 0                 0              0.25%            -39.8%
                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.15                 0   $             0              0.00%             14.7%
12/31/2011                        2.74                 0                 0              0.00%              1.4%
12/31/2010                        2.70                 0                 0              0.00%             14.6%
12/31/2009                        2.36                 0                 0              0.00%             34.8%
12/31/2008                        1.75                 0                 0              0.00%            -39.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.3%
                2010               0.3%
                2009               0.6%
                2008               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   American Century Select A Class - 025083809

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       324,180   $       308,857             7,560
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (51)
                                                       ---------------
Net assets                                             $       324,129
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       324,129           257,212   $          1.26
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
Total                                                  $       324,129           257,212
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,081
Mortality & expense charges                                                                         (3,542)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,461)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            15,543
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,868
                                                                                           ---------------
Net gain (loss)                                                                                     18,411
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,950
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,461)  $             (1,132)
Net realized gain (loss)                                                      15,543                   (322)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,868                  3,602
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,950                  2,148
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     279,393                 26,758
Cost of units redeemed                                                       (66,379)               (42,206)
Account charges                                                                  (30)                   (15)
                                                                --------------------   --------------------
Increase (decrease)                                                          212,984                (15,463)
                                                                --------------------   --------------------
Net increase (decrease)                                                      229,934                (13,315)
Net assets, beginning                                                         94,195                107,510
                                                                --------------------   --------------------
Net assets, ending                                              $            324,129   $             94,195
                                                                ====================   ====================
Units sold                                                                   225,653                 23,784
Units redeemed                                                               (52,941)               (35,611)
                                                                --------------------   --------------------
Net increase (decrease)                                                      172,712                (11,827)
Units outstanding, beginning                                                  84,500                 96,327
                                                                --------------------   --------------------
Units outstanding, ending                                                    257,212                 84,500
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            471,304
Cost of units redeemed/account charges                                                             (178,095)
Net investment income (loss)                                                                         (5,219)
Net realized gain (loss)                                                                             12,388
Realized gain distributions                                                                           8,428
Net change in unrealized appreciation (depreciation)                                                 15,323
                                                                                       --------------------
Net assets                                                                             $            324,129
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26               257   $           324              1.25%             13.0%
12/31/2011                        1.11                84                94              1.25%             -0.1%
12/31/2010                        1.12                96               108              1.25%             12.9%
12/31/2009                        0.99                94                93              1.25%             32.8%
12/31/2008                        0.74                72                53              1.25%            -40.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              1.00%             13.3%
12/31/2011                        1.14                 0                 0              1.00%              0.1%
12/31/2010                        1.13                 0                 0              1.00%             13.2%
12/31/2009                        1.00                 0                 0              1.00%             33.1%
12/31/2008                        0.75                 0                 0              1.00%            -40.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.75%             13.6%
12/31/2011                        1.16                 0                 0              0.75%              0.4%
12/31/2010                        1.15                 0                 0              0.75%             13.5%
12/31/2009                        1.02                 0                 0              0.75%             33.5%
12/31/2008                        0.76                 0                 0              0.75%            -40.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.50%             13.9%
12/31/2011                        1.18                 0                 0              0.50%              0.6%
12/31/2010                        1.17                 0                 0              0.50%             13.7%
12/31/2009                        1.03                 0                 0              0.50%             33.8%
12/31/2008                        0.77                 0                 0              0.50%            -40.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.25%             14.2%
12/31/2011                        1.20                 0                 0              0.25%              0.9%
12/31/2010                        1.19                 0                 0              0.25%             14.0%
12/31/2009                        1.05                 0                 0              0.25%             34.1%
12/31/2008                        0.78                 0                 0              0.25%            -40.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.00%             14.5%
12/31/2011                        1.23                 0                 0              0.00%              1.1%
12/31/2010                        1.21                 0                 0              0.00%             14.3%
12/31/2009                        1.06                 0                 0              0.00%             34.5%
12/31/2008                        0.79                 0                 0              0.00%            -39.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.0%
                2011               0.0%
                2010               0.1%
                2009               0.3%
                2008               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              American Century Small Cap Growth A Class - 025083221

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS          SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       843,695   $       756,079            95,474
                                                                         ===============   ===============
Receivables: investments sold                                      303
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       843,998
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       843,998           538,413   $          1.57
Band 100                                                            --                --              1.60
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.71
Band 0                                                              --                --              1.75
                                                       ---------------   ---------------
Total                                                  $       843,998           538,413
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,168
Mortality & expense charges                                                                        (11,140)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,972)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            33,180
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                71,793
                                                                                           ---------------
Net gain (loss)                                                                                    104,973
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        95,001
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,972)  $            (12,472)
Net realized gain (loss)                                                      33,180                173,022
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          71,793               (250,080)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             95,001                (89,530)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     262,243                223,763
Cost of units redeemed                                                      (305,037)              (411,863)
Account charges                                                                 (161)                  (158)
                                                                --------------------   --------------------
Increase (decrease)                                                          (42,955)              (188,258)
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,046               (277,788)
Net assets, beginning                                                        791,952              1,069,740
                                                                --------------------   --------------------
Net assets, ending                                              $            843,998   $            791,952
                                                                ====================   ====================
Units sold                                                                   217,011                276,773
Units redeemed                                                              (248,462)              (426,286)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,451)              (149,513)
Units outstanding, beginning                                                 569,864                719,377
                                                                --------------------   --------------------
Units outstanding, ending                                                    538,413                569,864
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          1,943,308
Cost of units redeemed/account charges                                                           (1,251,701)
Net investment income (loss)                                                                        (46,884)
Net realized gain (loss)                                                                             92,352
Realized gain distributions                                                                          19,307
Net change in unrealized appreciation (depreciation)                                                 87,616
                                                                                       --------------------
Net assets                                                                             $            843,998
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57               538   $           844              1.25%             12.8%
12/31/2011                        1.39               569               790              1.25%             -6.5%
12/31/2010                        1.49               718             1,068              1.25%             28.0%
12/31/2009                        1.16               475               552              1.25%             23.1%
12/31/2008                        0.94               463               437              1.25%            -42.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              1.00%             13.1%
12/31/2011                        1.42                 1                 2              1.00%             -6.3%
12/31/2010                        1.51                 1                 2              1.00%             28.3%
12/31/2009                        1.18                 1                 1              1.00%             23.4%
12/31/2008                        0.95                 1                 1              1.00%            -42.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.75%             13.4%
12/31/2011                        1.44                 0                 0              0.75%             -6.1%
12/31/2010                        1.54                 0                 0              0.75%             28.6%
12/31/2009                        1.20                 0                 0              0.75%             23.7%
12/31/2008                        0.97                 0                 0              0.75%            -42.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.50%             13.7%
12/31/2011                        1.47                 0                 0              0.50%             -5.8%
12/31/2010                        1.56                 0                 0              0.50%             28.9%
12/31/2009                        1.21                 0                 0              0.50%             24.0%
12/31/2008                        0.98                 0                 0              0.50%            -42.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.25%             13.9%
12/31/2011                        1.50                 0                 0              0.25%             -5.6%
12/31/2010                        1.59                 0                 0              0.25%             29.3%
12/31/2009                        1.23                 0                 0              0.25%             24.3%
12/31/2008                        0.99                 0                 0              0.25%            -42.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.00%             14.2%
12/31/2011                        1.53                 0                 0              0.00%             -5.4%
12/31/2010                        1.62                 0                 0              0.00%             29.6%
12/31/2009                        1.25                 0                 0              0.00%             24.7%
12/31/2008                        1.00                 0                 0              0.00%            -42.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.1%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              American Century Small Cap Value A Class - 025076837

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,358,210   $     1,337,824           160,137
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,845)
                                                       ---------------
Net assets                                             $     1,356,365
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,078,491           443,216   $          2.43
Band 100                                                            --                --              2.49
Band 75                                                             --                --              2.55
Band 50                                                        111,795            42,864              2.61
Band 25                                                             --                --              2.67
Band 0                                                         166,079            60,448              2.75
                                                       ---------------   ---------------
Total                                                  $     1,356,365           546,528
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        15,078
Mortality & expense charges                                                                        (12,929)
                                                                                           ---------------
Net investment income (loss)                                                                         2,149
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (25,256)
Realized gain distributions                                                                         57,013
Net change in unrealized appreciation (depreciation)                                               133,608
                                                                                           ---------------
Net gain (loss)                                                                                    165,365
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       167,514
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,149   $             (3,540)
Net realized gain (loss)                                                     (25,256)                46,511
Realized gain distributions                                                   57,013                 67,595
Net change in unrealized appreciation (depreciation)                         133,608               (195,560)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            167,514                (84,994)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     804,562                965,540
Cost of units redeemed                                                      (584,537)              (530,525)
Account charges                                                                 (344)                  (229)
                                                                --------------------   --------------------
Increase (decrease)                                                          219,681                434,786
                                                                --------------------   --------------------
Net increase (decrease)                                                      387,195                349,792
Net assets, beginning                                                        969,170                619,378
                                                                --------------------   --------------------
Net assets, ending                                              $          1,356,365   $            969,170
                                                                ====================   ====================
Units sold                                                                   392,247                508,379
Units redeemed                                                              (294,281)              (327,458)
                                                                --------------------   --------------------
Net increase (decrease)                                                       97,966                180,921
Units outstanding, beginning                                                 448,562                267,641
                                                                --------------------   --------------------
Units outstanding, ending                                                    546,528                448,562
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,845,490
Cost of units redeemed/account charges                                                           (1,761,128)
Net investment income (loss)                                                                         (9,916)
Net realized gain (loss)                                                                             25,029
Realized gain distributions                                                                         236,504
Net change in unrealized appreciation (depreciation)                                                 20,386
                                                                                       --------------------
Net assets                                                                             $          1,356,365
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.43               443   $         1,078              1.25%             14.9%
12/31/2011                        2.12               351               743              1.25%             -8.1%
12/31/2010                        2.30               252               580              1.25%             22.1%
12/31/2009                        1.89               139               262              1.25%             36.8%
12/31/2008                        1.38                91               125              1.25%            -28.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.49                 0   $             0              1.00%             15.2%
12/31/2011                        2.16                 0                 0              1.00%             -7.8%
12/31/2010                        2.35                 0                 0              1.00%             22.4%
12/31/2009                        1.92                 0                 0              1.00%             37.2%
12/31/2008                        1.40                 0                 0              1.00%            -28.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.55                 0   $             0              0.75%             15.5%
12/31/2011                        2.21                 0                 0              0.75%             -7.6%
12/31/2010                        2.39                 0                 0              0.75%             22.8%
12/31/2009                        1.95                 0                 0              0.75%             37.5%
12/31/2008                        1.41                 0                 0              0.75%            -28.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.61                43   $           112              0.50%             15.8%
12/31/2011                        2.25                43                97              0.50%             -7.4%
12/31/2010                        2.43                 8                19              0.50%             23.1%
12/31/2009                        1.98                 0                 0              0.50%             37.9%
12/31/2008                        1.43                 0                 0              0.50%            -28.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.67                 0   $             0              0.25%             16.1%
12/31/2011                        2.30                 0                 0              0.25%             -7.1%
12/31/2010                        2.48                 0                 0              0.25%             23.4%
12/31/2009                        2.01                 0                 0              0.25%             38.2%
12/31/2008                        1.45                 0                 0              0.25%            -27.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.75                60   $           166              0.00%             16.3%
12/31/2011                        2.36                55               130              0.00%             -6.9%
12/31/2010                        2.54                 8                20              0.00%             23.7%
12/31/2009                        2.05                 0                 0              0.00%             38.6%
12/31/2008                        1.48                 0                 0              0.00%            -27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               0.8%
                2010               0.7%
                2009               1.5%
                2008               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           American Century Small Cap Value Investor Class - 025076852

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,128,554   $    11,285,654         1,427,377
                                                                         ===============   ===============
Receivables: investments sold                                   18,428
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,146,982
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,484,739         4,394,661   $          2.61
Band 100                                                            --                --              2.67
Band 75                                                             --                --              2.74
Band 50                                                             --                --              2.80
Band 25                                                             --                --              2.87
Band 0                                                         662,243           218,774              3.03
                                                       ---------------   ---------------
Total                                                  $    12,146,982         4,613,435
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       163,225
Mortality & expense charges                                                                       (138,795)
                                                                                           ---------------
Net investment income (loss)                                                                        24,430
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            66,335
Realized gain distributions                                                                        525,407
Net change in unrealized appreciation (depreciation)                                             1,012,691
                                                                                           ---------------
Net gain (loss)                                                                                  1,604,433
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,628,863
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,430   $            (45,284)
Net realized gain (loss)                                                      66,335               (260,996)
Realized gain distributions                                                  525,407                765,622
Net change in unrealized appreciation (depreciation)                       1,012,691             (1,340,918)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,628,863               (881,576)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,987,991              2,477,548
Cost of units redeemed                                                    (2,224,713)            (2,338,208)
Account charges                                                               (3,685)                (2,815)
                                                                --------------------   --------------------
Increase (decrease)                                                         (240,407)               136,525
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,388,456               (745,051)
Net assets, beginning                                                     10,758,526             11,503,577
                                                                --------------------   --------------------
Net assets, ending                                              $         12,146,982   $         10,758,526
                                                                ====================   ====================
Units sold                                                                   866,327              1,081,576
Units redeemed                                                              (967,081)            (1,020,122)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (100,754)                61,454
Units outstanding, beginning                                               4,714,189              4,652,735
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,613,435              4,714,189
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         25,300,091
Cost of units redeemed/account charges                                                          (17,926,208)
Net investment income (loss)                                                                       (125,736)
Net realized gain (loss)                                                                         (1,265,317)
Realized gain distributions                                                                       5,321,252
Net change in unrealized appreciation (depreciation)                                                842,900
                                                                                       --------------------
Net assets                                                                             $         12,146,982
                                                                                       ====================

-----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.61             4,395   $        11,485              1.25%             15.2%
12/31/2011                        2.27             4,504            10,213              1.25%             -7.9%
12/31/2010                        2.46             4,498            11,075              1.25%             22.6%
12/31/2009                        2.01             3,897             7,824              1.25%             37.0%
12/31/2008                        1.47             3,749             5,493              1.25%            -28.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.67                 0   $             0              1.00%             15.5%
12/31/2011                        2.31                 0                 0              1.00%             -7.7%
12/31/2010                        2.51                 0                 0              1.00%             22.9%
12/31/2009                        2.04                 0                 0              1.00%             37.4%
12/31/2008                        1.48                 0                 0              1.00%            -28.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.74                 0   $             0              0.75%             15.8%
12/31/2011                        2.36                 0                 0              0.75%             -7.4%
12/31/2010                        2.55                 0                 0              0.75%             23.2%
12/31/2009                        2.07                 0                 0              0.75%             37.7%
12/31/2008                        1.50                 0                 0              0.75%            -28.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.80                 0   $             0              0.50%             16.1%
12/31/2011                        2.41                 0                 0              0.50%             -7.2%
12/31/2010                        2.60                 0                 0              0.50%             23.5%
12/31/2009                        2.10                 0                 0              0.50%             38.1%
12/31/2008                        1.52                 0                 0              0.50%            -28.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.87                 0   $             0              0.25%             16.4%
12/31/2011                        2.46                 0                 0              0.25%             -7.0%
12/31/2010                        2.65                 0                 0              0.25%             23.8%
12/31/2009                        2.14                 0                 0              0.25%             38.4%
12/31/2008                        1.54                 0                 0              0.25%            -27.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.03               219   $           662              0.00%             16.7%
12/31/2011                        2.59               210               545              0.00%             -6.7%
12/31/2010                        2.78               154               429              0.00%             24.2%
12/31/2009                        2.24                 0                 0              0.00%             38.8%
12/31/2008                        1.61                 0                 0              0.00%            -27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               0.8%
                2010               0.8%
                2009               1.8%
                2008               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            American Century Small Company Stock A Class - 02507M824

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       134,482   $       128,348            15,697
                                                                         ===============   ===============
Receivables: investments sold                                       47
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       134,529
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       134,529            68,672   $          1.96
Band 100                                                            --                --              2.00
Band 75                                                             --                --              2.05
Band 50                                                             --                --              2.10
Band 25                                                             --                --              2.15
Band 0                                                              --                --              2.23
                                                       ---------------   ---------------
Total                                                  $       134,529            68,672
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           985
Mortality & expense charges                                                                         (1,337)
                                                                                           ---------------
Net investment income (loss)                                                                          (352)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,032
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,171
                                                                                           ---------------
Net gain (loss)                                                                                     11,203
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        10,851
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (352)  $             (1,218)
Net realized gain (loss)                                                       1,032                 (6,731)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          10,171                  6,209
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,851                 (1,740)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      44,828                  2,251
Cost of units redeemed                                                       (13,371)               (22,203)
Account charges                                                                   --                     (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           31,457                (19,954)
                                                                --------------------   --------------------
Net increase (decrease)                                                       42,308                (21,694)
Net assets, beginning                                                         92,221                113,915
                                                                --------------------   --------------------
Net assets, ending                                              $            134,529   $             92,221
                                                                ====================   ====================
Units sold                                                                    22,637                  1,289
Units redeemed                                                                (6,751)               (12,228)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,886                (10,939)
Units outstanding, beginning                                                  52,786                 63,725
                                                                --------------------   --------------------
Units outstanding, ending                                                     68,672                 52,786
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            266,952
Cost of units redeemed/account charges                                                             (160,938)
Net investment income (loss)                                                                         (6,693)
Net realized gain (loss)                                                                                 45
Realized gain distributions                                                                          29,029
Net change in unrealized appreciation (depreciation)                                                  6,134
                                                                                       --------------------
Net assets                                                                             $            134,529
                                                                                       ====================

-----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.96                69   $           135              1.25%             12.1%
12/31/2011                        1.75                53                92              1.25%             -2.3%
12/31/2010                        1.79                64               114              1.25%             25.3%
12/31/2009                        1.43                65                93              1.25%             18.7%
12/31/2008                        1.20                54                64              1.25%            -39.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.00                 0   $             0              1.00%             12.4%
12/31/2011                        1.78                 0                 0              1.00%             -2.0%
12/31/2010                        1.82                 0                 0              1.00%             25.6%
12/31/2009                        1.45                 0                 0              1.00%             19.0%
12/31/2008                        1.22                 0                 0              1.00%            -39.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.05                 0   $             0              0.75%             12.7%
12/31/2011                        1.82                 0                 0              0.75%             -1.8%
12/31/2010                        1.85                 0                 0              0.75%             26.0%
12/31/2009                        1.47                 0                 0              0.75%             19.3%
12/31/2008                        1.23                 0                 0              0.75%            -38.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.10                 0   $             0              0.50%             13.0%
12/31/2011                        1.86                 0                 0              0.50%             -1.5%
12/31/2010                        1.89                 0                 0              0.50%             26.3%
12/31/2009                        1.49                 0                 0              0.50%             19.6%
12/31/2008                        1.25                 0                 0              0.50%            -38.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.15                 0   $             0              0.25%             13.3%
12/31/2011                        1.90                 0                 0              0.25%             -1.3%
12/31/2010                        1.92                 0                 0              0.25%             26.6%
12/31/2009                        1.52                 0                 0              0.25%             19.9%
12/31/2008                        1.27                 0                 0              0.25%            -38.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.23                 0   $             0              0.00%             13.5%
12/31/2011                        1.96                 0                 0              0.00%             -1.0%
12/31/2010                        1.98                 0                 0              0.00%             26.9%
12/31/2009                        1.56                 0                 0              0.00%             20.2%
12/31/2008                        1.30                 0                 0              0.00%            -38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.0%
                2010               0.0%
                2009               0.2%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   American Century Strategic Allocation Aggressive Investor Class - 025085705

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    40,568,945   $    36,608,781         5,049,785
                                                                         ===============   ===============
Receivables: investments sold                                   81,825
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    40,650,770
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    39,780,382        23,883,070   $          1.67
Band 100                                                            --                --              1.70
Band 75                                                             --                --              1.74
Band 50                                                             --                --              1.79
Band 25                                                             --                --              1.83
Band 0                                                         870,388           457,792              1.90
                                                       ---------------   ---------------
Total                                                  $    40,650,770        24,340,862
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       693,437
Mortality & expense charges                                                                       (457,701)
                                                                                           ---------------
Net investment income (loss)                                                                       235,736
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           214,364
Realized gain distributions                                                                      1,295,838
Net change in unrealized appreciation (depreciation)                                             2,864,504
                                                                                           ---------------
Net gain (loss)                                                                                  4,374,706
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,610,442
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            235,736   $             55,585
Net realized gain (loss)                                                     214,364               (187,949)
Realized gain distributions                                                1,295,838                     --
Net change in unrealized appreciation (depreciation)                       2,864,504               (892,265)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,610,442             (1,024,629)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   7,856,454              7,140,023
Cost of units redeemed                                                    (4,394,484)            (3,848,111)
Account charges                                                               (6,846)                (5,175)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,455,124              3,286,737
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,065,566              2,262,108
Net assets, beginning                                                     32,585,204             30,323,096
                                                                --------------------   --------------------
Net assets, ending                                              $         40,650,770   $         32,585,204
                                                                ====================   ====================

Units sold                                                                 5,013,657              4,863,303
Units redeemed                                                            (2,841,879)            (2,675,320)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,171,778              2,187,983
Units outstanding, beginning                                              22,169,084             19,981,101
                                                                --------------------   --------------------
Units outstanding, ending                                                 24,340,862             22,169,084
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         58,572,070
Cost of units redeemed/account charges                                                          (25,094,002)
Net investment income (loss)                                                                        444,176
Net realized gain (loss)                                                                           (956,769)
Realized gain distributions                                                                       3,725,131
Net change in unrealized appreciation (depreciation)                                              3,960,164
                                                                                       --------------------
Net assets                                                                             $         40,650,770
                                                                                       ====================

-----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67            23,883   $        39,780              1.25%             13.6%
12/31/2011                        1.47            21,752            31,895              1.25%             -3.1%
12/31/2010                        1.51            19,558            29,610              1.25%             13.9%
12/31/2009                        1.33            17,387            23,115              1.25%             24.4%
12/31/2008                        1.07            14,030            14,990              1.25%            -34.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              1.00%             13.9%
12/31/2011                        1.50                 0                 0              1.00%             -2.9%
12/31/2010                        1.54                 0                 0              1.00%             14.2%
12/31/2009                        1.35                 0                 0              1.00%             24.7%
12/31/2008                        1.08                 0                 0              1.00%            -34.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.74                 0   $             0              0.75%             14.2%
12/31/2011                        1.53                 0                 0              0.75%             -2.7%
12/31/2010                        1.57                 0                 0              0.75%             14.5%
12/31/2009                        1.37                 0                 0              0.75%             25.0%
12/31/2008                        1.10                 0                 0              0.75%            -34.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79                 0   $             0              0.50%             14.4%
12/31/2011                        1.56                 0                 0              0.50%             -2.4%
12/31/2010                        1.60                 0                 0              0.50%             14.7%
12/31/2009                        1.39                 0                 0              0.50%             25.4%
12/31/2008                        1.11                 0                 0              0.50%            -34.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                 0   $             0              0.25%             14.7%
12/31/2011                        1.59                 0                 0              0.25%             -2.2%
12/31/2010                        1.63                 0                 0              0.25%             15.0%
12/31/2009                        1.42                 0                 0              0.25%             25.7%
12/31/2008                        1.13                 0                 0              0.25%            -34.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.90               458   $           870              0.00%             15.0%
12/31/2011                        1.65               417               690              0.00%             -1.9%
12/31/2010                        1.69               423               713              0.00%             15.3%
12/31/2009                        1.46                 0                 0              0.00%             26.0%
12/31/2008                        1.16                 0                 0              0.00%            -34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               1.4%
                2010               1.3%
                2009               0.9%
                2008               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
      American Century Strategic Allocation Aggressive A Class - 025085887

                             STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,673,889   $    12,861,098         1,814,306
                                                                         ===============   ===============
Receivables: investments sold                                    3,852
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,677,741
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,274,512         5,980,387   $          1.89
Band 100                                                       380,603           197,276              1.93
Band 75                                                             --                --              1.97
Band 50                                                         39,809            19,701              2.02
Band 25                                                             --                --              2.07
Band 0                                                       2,982,817         1,401,309              2.13
                                                       ---------------   ---------------
Total                                                  $    14,677,741         7,598,673
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       204,310
Mortality & expense charges                                                                       (129,173)
                                                                                           ---------------
Net investment income (loss)                                                                        75,137
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           219,237
Realized gain distributions                                                                        463,512
Net change in unrealized appreciation (depreciation)                                               879,236
                                                                                           ---------------
Net gain (loss)                                                                                  1,561,985
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,637,122
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             75,137   $            (12,096)
Net realized gain (loss)                                                     219,237                (26,870)
Realized gain distributions                                                  463,512                     --
Net change in unrealized appreciation (depreciation)                         879,236               (354,762)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,637,122               (393,728)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,939,469              4,178,288
Cost of units redeemed                                                    (3,038,703)            (1,224,593)
Account charges                                                               (4,314)                (3,642)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,896,452              2,950,053
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,533,574              2,556,325
Net assets, beginning                                                     11,144,167              8,587,842
                                                                --------------------   --------------------
Net assets, ending                                              $         14,677,741   $         11,144,167
                                                                ====================   ====================
Units sold                                                                 2,814,105              2,374,055
Units redeemed                                                            (1,757,644)              (787,387)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,056,461              1,586,668
Units outstanding, beginning                                               6,542,212              4,955,544
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,598,673              6,542,212
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         20,360,872
Cost of units redeemed/account charges                                                           (8,215,543)
Net investment income (loss)                                                                         22,645
Net realized gain (loss)                                                                           (164,281)
Realized gain distributions                                                                         861,257
Net change in unrealized appreciation (depreciation)                                              1,812,791
                                                                                       --------------------
Net assets                                                                             $         14,677,741
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.89             5,980   $        11,275              1.25%             13.3%
12/31/2011                        1.66             5,046             8,397              1.25%             -3.4%
12/31/2010                        1.72             4,523             7,788              1.25%             13.6%
12/31/2009                        1.52             4,075             6,175              1.25%             23.9%
12/31/2008                        1.22             2,469             3,019              1.25%            -34.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.93               197   $           381              1.00%             13.6%
12/31/2011                        1.70               169               286              1.00%             -3.1%
12/31/2010                        1.75               130               228              1.00%             13.9%
12/31/2009                        1.54                92               141              1.00%             24.2%
12/31/2008                        1.24                51                63              1.00%            -34.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.97                 0   $             0              0.75%             13.9%
12/31/2011                        1.73                 0                 0              0.75%             -2.9%
12/31/2010                        1.79                 0                 0              0.75%             14.2%
12/31/2009                        1.56                 0                 0              0.75%             24.5%
12/31/2008                        1.26                 0                 0              0.75%            -34.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.02                20   $            40              0.50%             14.2%
12/31/2011                        1.77                21                38              0.50%             -2.6%
12/31/2010                        1.82                24                43              0.50%             14.5%
12/31/2009                        1.59                 0                 0              0.50%             24.9%
12/31/2008                        1.27                 0                 0              0.50%            -34.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.07                 0   $             0              0.25%             14.4%
12/31/2011                        1.81                 0                 0              0.25%             -2.4%
12/31/2010                        1.85                 0                 0              0.25%             14.8%
12/31/2009                        1.61                 0                 0              0.25%             25.2%
12/31/2008                        1.29                 0                 0              0.25%            -34.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.13             1,401   $         2,983              0.00%             14.7%
12/31/2011                        1.86             1,306             2,423              0.00%             -2.2%
12/31/2010                        1.90               279               529              0.00%             15.1%
12/31/2009                        1.65                 0                 0              0.00%             25.5%
12/31/2008                        1.31                 0                 0              0.00%            -33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.0%
                2010               0.8%
                2009               0.6%
                2008               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
 American Century Strategic Allocation Conservative Investor Class - 025085101

                             STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,550,899   $     8,743,049         1,666,033
                                                                         ===============   ===============
Receivables: investments sold                                   45,454
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,596,353
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,667,453         5,764,237   $          1.50
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.65
Band 0                                                         928,900           541,205              1.72
                                                       ---------------   ---------------
Total                                                  $     9,596,353         6,305,442
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       134,303
Mortality & expense charges                                                                        (99,569)
                                                                                           ---------------
Net investment income (loss)                                                                        34,734
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           196,010
Realized gain distributions                                                                        306,446
Net change in unrealized appreciation (depreciation)                                               151,949
                                                                                           ---------------
Net gain (loss)                                                                                    654,405
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       689,139
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             34,734   $             54,506
Net realized gain (loss)                                                     196,010                 74,742
Realized gain distributions                                                  306,446                138,087
Net change in unrealized appreciation (depreciation)                         151,949                (80,438)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            689,139                186,897
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,074,086              1,497,674
Cost of units redeemed                                                    (2,139,566)            (1,675,724)
Account charges                                                               (1,643)                (1,092)
                                                                --------------------   --------------------
Increase (decrease)                                                          932,877               (179,142)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,622,016                  7,755
Net assets, beginning                                                      7,974,337              7,966,582
                                                                --------------------   --------------------
Net assets, ending                                              $          9,596,353   $          7,974,337
                                                                ====================   ====================
Units sold                                                                 2,119,210              1,326,887
Units redeemed                                                            (1,472,462)            (1,443,708)
                                                                --------------------   --------------------
Net increase (decrease)                                                      646,748               (116,821)
Units outstanding, beginning                                               5,658,694              5,775,515
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,305,442              5,658,694
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         20,999,241
Cost of units redeemed/account charges                                                          (13,376,242)
Net investment income (loss)                                                                        359,758
Net realized gain (loss)                                                                            (12,660)
Realized gain distributions                                                                         818,406
Net change in unrealized appreciation (depreciation)                                                807,850
                                                                                       --------------------
Net assets                                                                             $          9,596,353
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50             5,764   $         8,667              1.25%              8.2%
12/31/2011                        1.39             5,028             6,986              1.25%              2.1%
12/31/2010                        1.36             5,065             6,890              1.25%              8.3%
12/31/2009                        1.26             4,838             6,076              1.25%             13.1%
12/31/2008                        1.11             3,845             4,268              1.25%            -16.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              1.00%              8.5%
12/31/2011                        1.42                 0                 0              1.00%              2.4%
12/31/2010                        1.39                 0                 0              1.00%              8.6%
12/31/2009                        1.28                 0                 0              1.00%             13.4%
12/31/2008                        1.12                 0                 0              1.00%            -16.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.75%              8.8%
12/31/2011                        1.45                 0                 0              0.75%              2.7%
12/31/2010                        1.41                 0                 0              0.75%              8.9%
12/31/2009                        1.30                 0                 0              0.75%             13.7%
12/31/2008                        1.14                 0                 0              0.75%            -16.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%              9.0%
12/31/2011                        1.48                 0                 0              0.50%              2.9%
12/31/2010                        1.44                 0                 0              0.50%              9.2%
12/31/2009                        1.32                 0                 0              0.50%             14.0%
12/31/2008                        1.15                 0                 0              0.50%            -15.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.25%              9.3%
12/31/2011                        1.51                 0                 0              0.25%              3.2%
12/31/2010                        1.46                 0                 0              0.25%              9.4%
12/31/2009                        1.34                 0                 0              0.25%             14.3%
12/31/2008                        1.17                 0                 0              0.25%            -15.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72               541   $           929              0.00%              9.6%
12/31/2011                        1.57               631               988              0.00%              3.4%
12/31/2010                        1.51               711             1,076              0.00%              9.7%
12/31/2009                        1.38                 0                 0              0.00%             14.5%
12/31/2008                        1.21                 0                 0              0.00%            -15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.8%
                2010               1.8%
                2009               2.0%
                2008               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
     American Century Strategic Allocation Conservative A Class - 025085309

                             STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,717,774   $     5,361,117           991,822
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,880)
                                                       ---------------
Net assets                                             $     5,712,894
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,285,764         3,389,601   $          1.56
Band 100                                                       111,855            70,090              1.60
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.71
Band 0                                                         315,275           179,804              1.75
                                                       ---------------   ---------------
Total                                                  $     5,712,894         3,639,495
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        63,763
Mortality & expense charges                                                                        (59,317)
                                                                                           ---------------
Net investment income (loss)                                                                         4,446
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            66,665
Realized gain distributions                                                                        181,858
Net change in unrealized appreciation (depreciation)                                               116,985
                                                                                           ---------------
Net gain (loss)                                                                                    365,508
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       369,954
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,446   $             14,544
Net realized gain (loss)                                                      66,665                 43,775
Realized gain distributions                                                  181,858                 72,762
Net change in unrealized appreciation (depreciation)                         116,985                (55,084)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            369,954                 75,997
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,725,027              1,669,564
Cost of units redeemed                                                    (1,550,730)            (1,137,621)
Account charges                                                               (2,533)                (1,853)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,171,764                530,090
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,541,718                606,087
Net assets, beginning                                                      4,171,176              3,565,089
                                                                --------------------   --------------------
Net assets, ending                                              $          5,712,894   $          4,171,176
                                                                ====================   ====================
Units sold                                                                 1,956,967              1,157,949
Units redeemed                                                            (1,184,931)              (797,427)
                                                                --------------------   --------------------
Net increase (decrease)                                                      772,036                360,522
Units outstanding, beginning                                               2,867,459              2,506,937
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,639,495              2,867,459
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,045,250
Cost of units redeemed/account charges                                                           (6,005,660)
Net investment income (loss)                                                                         83,965
Net realized gain (loss)                                                                           (140,481)
Realized gain distributions                                                                         373,163
Net change in unrealized appreciation (depreciation)                                                356,657
                                                                                       --------------------
Net assets                                                                             $          5,712,894
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56             3,390   $         5,286              1.25%              8.0%
12/31/2011                        1.44             2,637             3,809              1.25%              1.9%
12/31/2010                        1.42             2,391             3,390              1.25%              8.0%
12/31/2009                        1.31             1,973             2,590              1.25%             12.9%
12/31/2008                        1.16             1,941             2,256              1.25%            -16.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                70   $           112              1.00%              8.2%
12/31/2011                        1.47                60                88              1.00%              2.1%
12/31/2010                        1.44                47                68              1.00%              8.3%
12/31/2009                        1.33                36                48              1.00%             13.1%
12/31/2008                        1.18                 1                 1              1.00%            -16.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.75%              8.5%
12/31/2011                        1.51                 0                 0              0.75%              2.4%
12/31/2010                        1.47                 0                 0              0.75%              8.6%
12/31/2009                        1.35                 0                 0              0.75%             13.4%
12/31/2008                        1.19                 0                 0              0.75%            -16.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.50%              8.8%
12/31/2011                        1.54                 0                 0              0.50%              2.6%
12/31/2010                        1.50                 0                 0              0.50%              8.9%
12/31/2009                        1.38                 0                 0              0.50%             13.7%
12/31/2008                        1.21                 0                 0              0.50%            -16.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.25%              9.0%
12/31/2011                        1.57                 0                 0              0.25%              2.9%
12/31/2010                        1.52                 0                 0              0.25%              9.1%
12/31/2009                        1.40                 0                 0              0.25%             14.0%
12/31/2008                        1.23                 0                 0              0.25%            -15.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75               180   $           315              0.00%              9.3%
12/31/2011                        1.60               171               274              0.00%              3.2%
12/31/2010                        1.55                69               107              0.00%              9.4%
12/31/2009                        1.42                 0                 0              0.00%             14.3%
12/31/2008                        1.24                 0                 0              0.00%            -15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.5%
                2010               1.5%
                2009               1.7%
                2008               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
   American Century Strategic Allocation Moderate Investor Class - 025085408

                             STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    72,591,641   $    72,178,984        10,574,280
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (52,076)
                                                       ---------------
Net assets                                             $    72,539,565
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    66,679,368        40,859,309   $          1.63
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.71
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.79
Band 0                                                       5,860,197         3,145,815              1.86
                                                       ---------------   ---------------
Total                                                  $    72,539,565        44,005,124
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     1,079,223
Mortality & expense charges                                                                       (785,715)
                                                                                           ---------------
Net investment income (loss)                                                                       293,508
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        11,043,683
Realized gain distributions                                                                      2,578,039
Net change in unrealized appreciation (depreciation)                                            (6,631,188)
                                                                                           ---------------
Net gain (loss)                                                                                  6,990,534
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     7,284,042
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            293,508   $            334,846
Net realized gain (loss)                                                  11,043,683                345,315
Realized gain distributions                                                2,578,039                512,866
Net change in unrealized appreciation (depreciation)                      (6,631,188)            (1,560,414)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          7,284,042               (367,387)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  14,024,197             19,184,761
Cost of units redeemed                                                   (10,139,133)           (14,936,287)
Account charges                                                              (10,379)                (8,848)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,874,685              4,239,626
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,158,727              3,872,239
Net assets, beginning                                                     61,380,838             57,508,599
                                                                --------------------   --------------------
Net assets, ending                                              $         72,539,565   $         61,380,838
                                                                ====================   ====================
Units sold                                                                 9,847,485             19,843,864
Units redeemed                                                            (7,319,011)           (16,952,260)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,528,474              2,891,604
Units outstanding, beginning                                              41,476,650             38,585,046
                                                                --------------------   --------------------
Units outstanding, ending                                                 44,005,124             41,476,650
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $        118,214,286
Cost of units redeemed/account charges                                                          (59,182,843)
Net investment income (loss)                                                                      1,625,573
Net realized gain (loss)                                                                          5,031,834
Realized gain distributions                                                                       6,438,058
Net change in unrealized appreciation (depreciation)                                                412,657
                                                                                       --------------------
Net assets                                                                             $         72,539,565
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63            40,859   $        66,679              1.25%             11.4%
12/31/2011                        1.46            38,073            55,762              1.25%             -0.7%
12/31/2010                        1.47            35,017            51,649              1.25%             11.4%
12/31/2009                        1.32            33,699            44,639              1.25%             19.6%
12/31/2008                        1.11            28,418            31,475              1.25%            -26.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              1.00%             11.7%
12/31/2011                        1.50                 0                 0              1.00%             -0.5%
12/31/2010                        1.50                 0                 0              1.00%             11.6%
12/31/2009                        1.35                 0                 0              1.00%             19.9%
12/31/2008                        1.12                 0                 0              1.00%            -26.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.75%             12.0%
12/31/2011                        1.53                 0                 0              0.75%             -0.2%
12/31/2010                        1.53                 0                 0              0.75%             11.9%
12/31/2009                        1.37                 0                 0              0.75%             20.2%
12/31/2008                        1.14                 0                 0              0.75%            -26.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.50%             12.3%
12/31/2011                        1.56                 0                 0              0.50%              0.0%
12/31/2010                        1.56                 0                 0              0.50%             12.2%
12/31/2009                        1.39                 0                 0              0.50%             20.5%
12/31/2008                        1.15                 0                 0              0.50%            -26.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79                 0   $             0              0.25%             12.5%
12/31/2011                        1.59                 0                 0              0.25%              0.3%
12/31/2010                        1.59                 0                 0              0.25%             12.5%
12/31/2009                        1.41                 0                 0              0.25%             20.8%
12/31/2008                        1.17                 0                 0              0.25%            -25.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.86             3,146   $         5,860              0.00%             12.8%
12/31/2011                        1.65             3,403             5,619              0.00%              0.5%
12/31/2010                        1.64             3,568             5,859              0.00%             12.8%
12/31/2009                        1.46                 0                 0              0.00%             21.1%
12/31/2008                        1.20                 0                 0              0.00%            -25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.7%
                2010               1.5%
                2009               1.7%
                2008               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
       American Century Strategic Allocation Moderate A Class - 025085606

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    28,964,770   $    26,677,155         4,229,313
                                                                         ===============   ===============
Receivables: investments sold                                   48,321
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    29,013,091
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    22,817,349        12,895,551   $          1.77
Band 100                                                       547,575           302,401              1.81
Band 75                                                      1,905,403         1,028,199              1.85
Band 50                                                         21,873            11,533              1.90
Band 25                                                             --                --              1.94
Band 0                                                       3,720,891         1,862,496              2.00
                                                       ---------------   ---------------
Total                                                  $    29,013,091        16,100,180
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       366,174
Mortality & expense charges                                                                       (285,022)
                                                                                           ---------------
Net investment income (loss)                                                                        81,152
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           305,274
Realized gain distributions                                                                      1,021,234
Net change in unrealized appreciation (depreciation)                                             1,417,777
                                                                                           ---------------
Net gain (loss)                                                                                  2,744,285
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,825,437
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             81,152   $             76,267
Net realized gain (loss)                                                     305,274                936,155
Realized gain distributions                                                1,021,234                200,958
Net change in unrealized appreciation (depreciation)                       1,417,777             (1,507,617)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,825,437               (294,237)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   8,117,339             12,919,525
Cost of units redeemed                                                    (5,985,681)            (6,837,234)
Account charges                                                              (12,810)               (11,494)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,118,848              6,070,797
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,944,285              5,776,560
Net assets, beginning                                                     24,068,806             18,292,246
                                                                --------------------   --------------------
Net assets, ending                                              $         29,013,091   $         24,068,806
                                                                ====================   ====================
Units sold                                                                 5,313,006             15,089,800
Units redeemed                                                            (4,077,984)           (11,598,147)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,235,022              3,491,653
Units outstanding, beginning                                              14,865,158             11,373,505
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,100,180             14,865,158
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         84,183,878
Cost of units redeemed/account charges                                                          (60,082,850)
Net investment income (loss)                                                                        410,935
Net realized gain (loss)                                                                           (215,202)
Realized gain distributions                                                                       2,428,715
Net change in unrealized appreciation (depreciation)                                              2,287,615
                                                                                       --------------------
Net assets                                                                             $         29,013,091
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.77            12,896   $        22,817              1.25%             11.2%
12/31/2011                        1.59            11,702            18,624              1.25%             -0.8%
12/31/2010                        1.60            10,739            17,229              1.25%             11.1%
12/31/2009                        1.44             8,770            12,667              1.25%             19.1%
12/31/2008                        1.21             6,418             7,782              1.25%            -26.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.81               302   $           548              1.00%             11.5%
12/31/2011                        1.62               299               486              1.00%             -0.6%
12/31/2010                        1.63               427               697              1.00%             11.3%
12/31/2009                        1.47             4,563             6,695              1.00%             19.4%
12/31/2008                        1.23             4,114             5,054              1.00%            -26.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.85             1,028   $         1,905              0.75%             11.7%
12/31/2011                        1.66             1,056             1,751              0.75%             -0.3%
12/31/2010                        1.66                 0                 0              0.75%             11.6%
12/31/2009                        1.49                 0                 0              0.75%             19.7%
12/31/2008                        1.24                 0                 0              0.75%            -26.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.90                12   $            22              0.50%             12.0%
12/31/2011                        1.69                13                22              0.50%             -0.1%
12/31/2010                        1.69                12                20              0.50%             11.9%
12/31/2009                        1.51                 0                 0              0.50%             20.0%
12/31/2008                        1.26                 0                 0              0.50%            -26.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.94                 0   $             0              0.25%             12.3%
12/31/2011                        1.73                 0                 0              0.25%              0.2%
12/31/2010                        1.73                 0                 0              0.25%             12.2%
12/31/2009                        1.54                 0                 0              0.25%             20.3%
12/31/2008                        1.28                 0                 0              0.25%            -26.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.00             1,862   $         3,721              0.00%             12.6%
12/31/2011                        1.77             1,795             3,186              0.00%              0.4%
12/31/2010                        1.77               196               346              0.00%             12.5%
12/31/2009                        1.57                 0                 0              0.00%             20.6%
12/31/2008                        1.30                 0                 0              0.00%            -25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               1.5%
                2010               1.3%
                2009               1.4%
                2008               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                American Century Ultra Advisor Class - 025083858

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       613,972   $       524,499            24,315
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (240)
                                                       ---------------
Net assets                                             $       613,732
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       613,732           411,340   $          1.49
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.64
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
Total                                                  $       613,732           411,340
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,756
Mortality & expense charges                                                                         (7,909)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,153)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            21,509
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                51,764
                                                                                           ---------------
Net gain (loss)                                                                                     73,273
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        68,120
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,153)  $             (6,200)
Net realized gain (loss)                                                      21,509                (17,520)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          51,764                 21,468
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             68,120                 (2,252)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     142,463                164,517
Cost of units redeemed                                                      (148,432)               (79,167)
Account charges                                                                 (208)                  (232)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,177)                85,118
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,943                 82,866
Net assets, beginning                                                        551,789                468,923
                                                                --------------------   --------------------
Net assets, ending                                              $            613,732   $            551,789
                                                                ====================   ====================
Units sold                                                                    97,025                123,634
Units redeemed                                                              (101,642)               (60,109)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,617)                63,525
Units outstanding, beginning                                                 415,957                352,432
                                                                --------------------   --------------------
Units outstanding, ending                                                    411,340                415,957
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,340,633
Cost of units redeemed/account charges                                                             (818,648)
Net investment income (loss)                                                                        (38,711)
Net realized gain (loss)                                                                           (103,678)
Realized gain distributions                                                                         144,663
Net change in unrealized appreciation (depreciation)                                                 89,473
                                                                                       --------------------
Net assets                                                                             $            613,732
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49               411   $           614              1.25%             12.5%
12/31/2011                        1.33               416               552              1.25%             -0.3%
12/31/2010                        1.33               352               469              1.25%             14.9%
12/31/2009                        1.16               344               398              1.25%             33.4%
12/31/2008                        0.87               301               261              1.25%            -42.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              1.00%             12.8%
12/31/2011                        1.35                 0                 0              1.00%              0.0%
12/31/2010                        1.35                 0                 0              1.00%             15.1%
12/31/2009                        1.18                 0                 0              1.00%             33.7%
12/31/2008                        0.88                 0                 0              1.00%            -42.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%             13.0%
12/31/2011                        1.38                 0                 0              0.75%              0.2%
12/31/2010                        1.38                 0                 0              0.75%             15.4%
12/31/2009                        1.20                 0                 0              0.75%             34.0%
12/31/2008                        0.89                 0                 0              0.75%            -42.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.50%             13.3%
12/31/2011                        1.41                 0                 0              0.50%              0.5%
12/31/2010                        1.40                 0                 0              0.50%             15.7%
12/31/2009                        1.21                 0                 0              0.50%             34.4%
12/31/2008                        0.90                 0                 0              0.50%            -42.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.25%             13.6%
12/31/2011                        1.44                 0                 0              0.25%              0.7%
12/31/2010                        1.43                 0                 0              0.25%             16.0%
12/31/2009                        1.23                 0                 0              0.25%             34.7%
12/31/2008                        0.92                 0                 0              0.25%            -42.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68                 0   $             0              0.00%             13.9%
12/31/2011                        1.48                 0                 0              0.00%              1.0%
12/31/2010                        1.47                 0                 0              0.00%             16.3%
12/31/2009                        1.26                 0                 0              0.00%             35.0%
12/31/2008                        0.93                 0                 0              0.00%            -41.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.0%
                2010               0.0%
                2009               0.3%
                2008               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                American Century Ultra Investor Class - 025083882

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       666,074   $       570,387            25,609
                                                                         ===============   ===============
Receivables: investments sold                                      788
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       666,862
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       666,862           249,550   $          2.67
Band 100                                                            --                --              2.73
Band 75                                                             --                --              2.80
Band 50                                                             --                --              2.86
Band 25                                                             --                --              2.93
Band 0                                                              --                --              3.38
                                                       ---------------   ---------------
Total                                                  $       666,862           249,550
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,359
Mortality & expense charges                                                                         (8,318)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,959)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            12,796
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                69,191
                                                                                           ---------------
Net gain (loss)                                                                                     81,987
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        77,028
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,959)  $             (5,599)
Net realized gain (loss)                                                      12,796                  5,435
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          69,191                 (2,871)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             77,028                 (3,035)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      58,438                447,271
Cost of units redeemed                                                       (94,552)               (58,862)
Account charges                                                                  (60)                   (19)
                                                                --------------------   --------------------
Increase (decrease)                                                          (36,174)               388,390
                                                                --------------------   --------------------
Net increase (decrease)                                                       40,854                385,355
Net assets, beginning                                                        626,008                240,653
                                                                --------------------   --------------------
Net assets, ending                                              $            666,862   $            626,008
                                                                ====================   ====================
Units sold                                                                    28,651                187,229
Units redeemed                                                               (43,256)               (24,559)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,605)               162,670
Units outstanding, beginning                                                 264,155                101,485
                                                                --------------------   --------------------
Units outstanding, ending                                                    249,550                264,155
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,429,557
Cost of units redeemed/account charges                                                           (2,996,609)
Net investment income (loss)                                                                        (53,332)
Net realized gain (loss)                                                                            101,416
Realized gain distributions                                                                          90,143
Net change in unrealized appreciation (depreciation)                                                 95,687
                                                                                       --------------------
Net assets                                                                             $            666,862
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.67               250   $           667              1.25%             12.8%
12/31/2011                        2.37               264               626              1.25%             -0.1%
12/31/2010                        2.37               101               241              1.25%             15.1%
12/31/2009                        2.06               101               209              1.25%             33.7%
12/31/2008                        1.54               135               208              1.25%            -42.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.73                 0   $             0              1.00%             13.0%
12/31/2011                        2.42                 0                 0              1.00%              0.2%
12/31/2010                        2.41                 0                 0              1.00%             15.4%
12/31/2009                        2.09                 0                 0              1.00%             34.0%
12/31/2008                        1.56                 0                 0              1.00%            -42.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.80                 0   $             0              0.75%             13.3%
12/31/2011                        2.47                 0                 0              0.75%              0.4%
12/31/2010                        2.46                 0                 0              0.75%             15.7%
12/31/2009                        2.13                 0                 0              0.75%             34.3%
12/31/2008                        1.58                 0                 0              0.75%            -42.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.86                 0   $             0              0.50%             13.6%
12/31/2011                        2.52                 0                 0              0.50%              0.7%
12/31/2010                        2.50                 0                 0              0.50%             16.0%
12/31/2009                        2.16                 0                 0              0.50%             34.7%
12/31/2008                        1.60                 0                 0              0.50%            -42.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.93                 0   $             0              0.25%             13.9%
12/31/2011                        2.57                 0                 0              0.25%              0.9%
12/31/2010                        2.55                 0                 0              0.25%             16.3%
12/31/2009                        2.19                 0                 0              0.25%             35.0%
12/31/2008                        1.62                 0                 0              0.25%            -41.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.38                 0   $             0              0.00%             14.2%
12/31/2011                        2.96                 0                 0              0.00%              1.2%
12/31/2010                        2.92                 0                 0              0.00%             16.6%
12/31/2009                        2.51                 0                 0              0.00%             35.4%
12/31/2008                        1.85                 0                 0              0.00%            -41.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.0%
                2010               0.2%
                2009               0.5%
                2008               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          American Century Value Investor Class - 025076506 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%             10.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             10.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%             10.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.50%             10.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             11.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             American Century Value A Class - 025076803 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%             10.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             10.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%             10.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.50%             10.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             10.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                American Century Vista Investor Class - 025083841

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,186,156   $     1,598,807           123,129
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (615)
                                                       ---------------
Net assets                                             $     2,185,541
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,185,541         2,370,895   $          0.92
Band 100                                                            --                --              0.93
Band 75                                                             --                --              0.95
Band 50                                                             --                --              0.96
Band 25                                                             --                --              0.97
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
Total                                                  $     2,185,541         2,370,895
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (28,868)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,868)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           151,992
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               188,289
                                                                                           ---------------
Net gain (loss)                                                                                    340,281
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       311,413
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,868)  $            (31,132)
Net realized gain (loss)                                                     151,992                 94,465
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         188,289               (291,927)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            311,413               (228,594)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     161,320                130,590
Cost of units redeemed                                                      (550,741)              (235,543)
Account charges                                                               (1,149)                (1,282)
                                                                --------------------   --------------------
Increase (decrease)                                                         (390,570)              (106,235)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (79,157)              (334,829)
Net assets, beginning                                                      2,264,698              2,599,527
                                                                --------------------   --------------------
Net assets, ending                                              $          2,185,541   $          2,264,698
                                                                ====================   ====================
Units sold                                                                   226,943                295,649
Units redeemed                                                              (657,900)              (415,293)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (430,957)              (119,644)
Units outstanding, beginning                                               2,801,852              2,921,496
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,370,895              2,801,852
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,384,669
Cost of units redeemed/account charges                                                           (3,595,045)
Net investment income (loss)                                                                       (153,458)
Net realized gain (loss)                                                                           (173,482)
Realized gain distributions                                                                         135,508
Net change in unrealized appreciation (depreciation)                                                587,349
                                                                                       --------------------
Net assets                                                                             $          2,185,541
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92             2,371   $         2,186              1.25%             14.0%
12/31/2011                        0.81             2,802             2,265              1.25%             -9.2%
12/31/2010                        0.89             2,921             2,600              1.25%             22.3%
12/31/2009                        0.73             4,517             3,285              1.25%             20.3%
12/31/2008                        0.60             4,323             2,613              1.25%            -49.3%
                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              1.00%             14.3%
12/31/2011                        0.82                 0                 0              1.00%             -8.9%
12/31/2010                        0.90                 0                 0              1.00%             22.6%
12/31/2009                        0.73                 0                 0              1.00%             20.6%
12/31/2008                        0.61                 0                 0              1.00%            -49.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.75%             14.6%
12/31/2011                        0.83                 0                 0              0.75%             -8.7%
12/31/2010                        0.91                 0                 0              0.75%             22.9%
12/31/2009                        0.74                 0                 0              0.75%             20.9%
12/31/2008                        0.61                 0                 0              0.75%            -49.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.50%             14.9%
12/31/2011                        0.84                 0                 0              0.50%             -8.5%
12/31/2010                        0.91                 0                 0              0.50%             23.3%
12/31/2009                        0.74                 0                 0              0.50%             21.3%
12/31/2008                        0.61                 0                 0              0.50%            -48.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.25%             15.2%
12/31/2011                        0.85                 0                 0              0.25%             -8.2%
12/31/2010                        0.92                 0                 0              0.25%             23.6%
12/31/2009                        0.75                 0                 0              0.25%             21.6%
12/31/2008                        0.61                 0                 0              0.25%            -48.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.00%             15.5%
12/31/2011                        0.86                 0                 0              0.00%             -8.0%
12/31/2010                        0.93                 0                 0              0.00%             23.9%
12/31/2009                        0.75                 0                 0              0.00%             21.9%
12/31/2008                        0.62                 0                 0              0.00%            -48.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          American Century VP Capital Appreciation I Class - 024936304

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,792,340   $    11,652,669           949,363
                                                                         ===============   ===============
Receivables: investments sold                                   11,403
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    13,803,743
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,803,743         5,034,147   $          2.74
Band 100                                                            --                --              2.81
Band 75                                                             --                --              2.87
Band 50                                                             --                --              2.94
Band 25                                                             --                --              3.01
Band 0                                                              --                --              3.08
                                                       ---------------   ---------------
Total                                                  $    13,803,743         5,034,147
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (175,933)
                                                                                           ---------------
Net investment income (loss)                                                                      (175,933)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           360,233
Realized gain distributions                                                                        770,602
Net change in unrealized appreciation (depreciation)                                               907,753
                                                                                           ---------------
Net gain (loss)                                                                                  2,038,588
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,862,655
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (175,933)  $           (181,902)
Net realized gain (loss)                                                     360,233                302,632
Realized gain distributions                                                  770,602                     --
Net change in unrealized appreciation (depreciation)                         907,753             (1,344,628)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,862,655             (1,223,898)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,976,119              3,444,648
Cost of units redeemed                                                    (3,036,868)            (3,576,363)
Account charges                                                              (10,780)                (8,304)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,071,529)              (140,019)
                                                                --------------------   --------------------
Net increase (decrease)                                                      791,126             (1,363,917)
Net assets, beginning                                                     13,012,617             14,376,534
                                                                --------------------   --------------------
Net assets, ending                                              $         13,803,743   $         13,012,617
                                                                ====================   ====================
Units sold                                                                   772,549              1,321,250
Units redeemed                                                            (1,174,861)            (1,415,313)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (402,312)               (94,063)
Units outstanding, beginning                                               5,436,459              5,530,522
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,034,147              5,436,459
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         57,494,884
Cost of units redeemed/account charges                                                          (49,413,005)
Net investment income (loss)                                                                     (1,209,356)
Net realized gain (loss)                                                                             27,424
Realized gain distributions                                                                       4,764,125
Net change in unrealized appreciation (depreciation)                                              2,139,671
                                                                                       --------------------
Net assets                                                                             $         13,803,743
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.74             5,034   $        13,804              1.25%             14.6%
12/31/2011                        2.39             5,436            13,013              1.25%             -7.7%
12/31/2010                        2.59             5,327            13,809              1.25%             29.7%
12/31/2009                        2.00             5,438            10,872              1.25%             35.4%
12/31/2008                        1.48             5,734             8,469              1.25%            -46.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.81                 0   $             0              1.00%             14.8%
12/31/2011                        2.44                 0                 0              1.00%             -7.4%
12/31/2010                        2.64                 0                 0              1.00%             30.0%
12/31/2009                        2.03                 0                 0              1.00%             35.7%
12/31/2008                        1.50                 0                 0              1.00%            -46.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.87                 0   $             0              0.75%             15.1%
12/31/2011                        2.49                 0                 0              0.75%             -7.2%
12/31/2010                        2.69                 0                 0              0.75%             30.3%
12/31/2009                        2.06                 0                 0              0.75%             36.0%
12/31/2008                        1.52                 0                 0              0.75%            -46.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.94                 0   $             0              0.50%             15.4%
12/31/2011                        2.55                 0                 0              0.50%             -7.0%
12/31/2010                        2.74                 0                 0              0.50%             30.6%
12/31/2009                        2.10                 0                 0              0.50%             36.4%
12/31/2008                        1.54                 0                 0              0.50%            -46.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.01                 0   $             0              0.25%             15.7%
12/31/2011                        2.60                 0                 0              0.25%             -6.7%
12/31/2010                        2.79               204               568              0.25%             31.0%
12/31/2009                        2.13               139               296              0.25%             36.7%
12/31/2008                        1.56                74               115              0.25%            -46.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.08                 0   $             0              0.00%             16.0%
12/31/2011                        2.65                 0                 0              0.00%             -6.5%
12/31/2010                        2.84                 0                 0              0.00%             31.3%
12/31/2009                        2.16                 0                 0              0.00%             37.1%
12/31/2008                        1.58                 0                 0              0.00%            -46.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.7%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 American Funds AMCAP Fund R4 Class - 023375843

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,010,621   $     3,406,965           185,929
                                                                         ===============   ===============
Receivables: investments sold                                    1,743
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,012,364
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,012,364         3,455,985   $          1.16
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
Total                                                  $     4,012,364         3,455,985
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        14,802
Mortality & expense charges                                                                        (47,503)
                                                                                           ---------------
Net investment income (loss)                                                                       (32,701)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            51,647
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               482,883
                                                                                           ---------------
Net gain (loss)                                                                                    534,530
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       501,829
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (32,701)  $            (13,339)
Net realized gain (loss)                                                      51,647                 (5,097)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         482,883                 81,141
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            501,829                 62,705
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     580,625              2,993,303
Cost of units redeemed                                                      (386,802)               (49,569)
Account charges                                                                 (217)                  (201)
                                                                --------------------   --------------------
Increase (decrease)                                                          193,606              2,943,533
                                                                --------------------   --------------------
Net increase (decrease)                                                      695,435              3,006,238
Net assets, beginning                                                      3,316,929                310,691
                                                                --------------------   --------------------
Net assets, ending                                              $          4,012,364   $          3,316,929
                                                                ====================   ====================
Units sold                                                                   534,541              3,011,829
Units redeemed                                                              (342,983)               (50,438)
                                                                --------------------   --------------------
Net increase (decrease)                                                      191,558              2,961,391
Units outstanding, beginning                                               3,264,427                303,036
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,455,985              3,264,427
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,942,883
Cost of units redeemed/account charges                                                             (527,577)
Net investment income (loss)                                                                        (48,922)
Net realized gain (loss)                                                                             32,585
Realized gain distributions                                                                           9,739
Net change in unrealized appreciation (depreciation)                                                603,656
                                                                                       --------------------
Net assets                                                                             $          4,012,364
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             3,456   $         4,012              1.25%             14.3%
12/31/2011                        1.02             3,264             3,317              1.25%             -0.9%
12/31/2010                        1.03               303               311              1.25%             12.5%
12/31/2009                        0.91               213               194              1.25%             37.6%
12/31/2008                        0.66               158               104              1.25%            -38.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              1.00%             14.5%
12/31/2011                        1.03                 0                 0              1.00%             -0.6%
12/31/2010                        1.04                 0                 0              1.00%             12.8%
12/31/2009                        0.92                 0                 0              1.00%             37.9%
12/31/2008                        0.67                 0                 0              1.00%            -38.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.75%             14.8%
12/31/2011                        1.04                 0                 0              0.75%             -0.4%
12/31/2010                        1.05                 0                 0              0.75%             13.1%
12/31/2009                        0.93                 0                 0              0.75%             38.3%
12/31/2008                        0.67                 0                 0              0.75%            -38.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.50%             15.1%
12/31/2011                        1.06                 0                 0              0.50%             -0.2%
12/31/2010                        1.06                 0                 0              0.50%             13.4%
12/31/2009                        0.93                 0                 0              0.50%             38.6%
12/31/2008                        0.67                 0                 0              0.50%            -38.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%             15.4%
12/31/2011                        1.07                 0                 0              0.25%              0.1%
12/31/2010                        1.07                 0                 0              0.25%             13.6%
12/31/2009                        0.94                 0                 0              0.25%             39.0%
12/31/2008                        0.68                 0                 0              0.25%            -37.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.00%             15.7%
12/31/2011                        1.08                 0                 0              0.00%              0.3%
12/31/2010                        1.08                 0                 0              0.00%             13.9%
12/31/2009                        0.95                 0                 0              0.00%             39.3%
12/31/2008                        0.68                 0                 0              0.00%            -37.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%
                2011               0.1%
                2010               0.4%
                2009               1.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 American Funds AMCAP Fund R3 Class - 023375850

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,443,011   $     1,154,398            67,644
                                                                         ===============   ===============
Receivables: investments sold                                    3,221
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,446,232
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       645,010           543,472   $          1.19
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.27
Band 0                                                         801,222           618,565              1.30
                                                       ---------------   ---------------
Total                                                  $     1,446,232         1,162,037
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,245
Mortality & expense charges                                                                         (7,645)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,400)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            48,401
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               135,154
                                                                                           ---------------
Net gain (loss)                                                                                    183,555
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       178,155
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,400)  $             (4,877)
Net realized gain (loss)                                                      48,401                  9,910
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         135,154                (15,087)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            178,155                (10,054)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     343,972                360,554
Cost of units redeemed                                                      (264,539)              (123,804)
Account charges                                                                 (219)                  (446)
                                                                --------------------   --------------------
Increase (decrease)                                                           79,214                236,304
                                                                --------------------   --------------------
Net increase (decrease)                                                      257,369                226,250
Net assets, beginning                                                      1,188,863                962,613
                                                                --------------------   --------------------
Net assets, ending                                              $          1,446,232   $          1,188,863
                                                                ====================   ====================

Units sold                                                                   284,722                393,989
Units redeemed                                                              (219,274)              (175,874)
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,448                218,115
Units outstanding, beginning                                               1,096,589                878,474
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,162,037              1,096,589
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,170,283
Cost of units redeemed/account charges                                                           (1,013,190)
Net investment income (loss)                                                                        (11,317)
Net realized gain (loss)                                                                             (1,941)
Realized gain distributions                                                                          13,784
Net change in unrealized appreciation (depreciation)                                                288.613
                                                                                       --------------------
Net assets                                                                             $          1,466,232
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19               543   $           645              1.25%             13.9%
12/31/2011                        1.04               520               542              1.25%             -1.2%
12/31/2010                        1.05               346               365              1.25%             12.2%
12/31/2009                        0.94               290               272              1.25%             37.0%
12/31/2008                        0.69                78                54              1.25%            -38.6%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.00%             14.2%
12/31/2011                        1.06                 0                 0              1.00%             -1.0%
12/31/2010                        1.07                 0                 0              1.00%             12.5%
12/31/2009                        0.95                 0                 0              1.00%             37.4%
12/31/2008                        0.69                 0                 0              1.00%            -38.4%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             14.5%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%
12/31/2010                        1.08                 0                 0              0.75%             12.8%
12/31/2009                        0.96                 0                 0              0.75%             37.7%
12/31/2008                        0.70                 0                 0              0.75%            -38.3%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.50%             14.8%
12/31/2011                        1.09                 0                 0              0.50%             -0.5%
12/31/2010                        1.09                 0                 0              0.50%             13.0%
12/31/2009                        0.97                 0                 0              0.50%             38.1%
12/31/2008                        0.70                 0                 0              0.50%            -38.1%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.25%             15.1%
12/31/2011                        1.11                 0                 0              0.25%             -0.2%
12/31/2010                        1.11                 0                 0              0.25%             13.3%
12/31/2009                        0.98                 0                 0              0.25%             38.4%
12/31/2008                        0.71                 0                 0              0.25%            -38.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30               619   $           801              0.00%             15.4%
12/31/2011                        1.12               576               647              0.00%              0.0%
12/31/2010                        1.12               532               597              0.00%             13.6%
12/31/2009                        0.99               439               433              0.00%             38.8%
12/31/2008                        0.71               295               210              0.00%            -37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.1%
                2010               0.2%
                2009               0.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            American Funds American Balanced Fund R4 class - 024071847

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,399,182   $     3,341,388           166,686
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,771)
                                                       ---------------
Net assets                                             $     3,395,411
                                                       ===============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,395,411         2,619,334   $          1.30
Band 100                                                            --                --              1.31
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.34
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
Total                                                  $     3,395,411         2,619,334
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        35,984
Mortality & expense charges                                                                        (24,329)
                                                                                           ---------------
Net investment income (loss)                                                                        11,655
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            60,272
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                57,483
                                                                                           ---------------
Net gain (loss)                                                                                    117,755
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       129,410
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,655   $              2,907
Net realized gain (loss)                                                      60,272                 (2,416)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          57,483                    311
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            129,410                    802
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,451,811              1,483,264
Cost of units redeemed                                                    (3,850,371)              (817,563)
Account charges                                                               (1,663)                  (279)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,599,777                665,422
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,729,187                666,224
Net assets, beginning                                                        666,224                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,395,411   $            666,224
                                                                ====================   ====================
Units sold                                                                 5,956,677              1,324,781
Units redeemed                                                            (3,916,682)              (745,442)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,039,995                579,339
Units outstanding, beginning                                                 579,339                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,619,334                579,339
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,935,075
Cost of units redeemed/account charges                                                           (4,669,876)
Net investment income (loss)                                                                         14,562
Net realized gain (loss)                                                                             57,856
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 57,794
                                                                                       --------------------
Net assets                                                                             $          3,395,411
                                                                                       ====================

---------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30             2,619   $         3,395              1.25%             12.7%
12/31/2011                        1.15               579               666              1.25%              2.5%
12/31/2010                        1.12                 0                 0              1.25%             11.6%
12/31/2009                        1.01                 0                 0              1.25%              0.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              1.00%             13.0%
12/31/2011                        1.16                 0                 0              1.00%              2.8%
12/31/2010                        1.12                 0                 0              1.00%             11.9%
12/31/2009                        1.01                 0                 0              1.00%              0.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              3.0%
12/31/2010                        1.13                 0                 0              0.75%             12.2%
12/31/2009                        1.01                 0                 0              0.75%              0.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.50%             13.6%
12/31/2011                        1.17                 0                 0              0.50%              3.3%
12/31/2010                        1.13                 0                 0              0.50%             12.4%
12/31/2009                        1.01                 0                 0              0.50%              0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.25%             13.9%
12/31/2011                        1.17                 0                 0              0.25%              3.5%
12/31/2010                        1.13                 0                 0              0.25%             12.7%
12/31/2009                        1.01                 0                 0              0.25%              0.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.00%             14.1%
12/31/2011                        1.18                 0                 0              0.00%              3.8%
12/31/2010                        1.14                 0                 0              0.00%             13.0%
12/31/2009                        1.01                 0                 0              0.00%              0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               2.2%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           American Funds American Balanced Fund R3 Class - 024071854

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,250,596   $     4,926,623           258,971
                                                                         ===============   ===============

Receivables: investments sold                                   11,705
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,262,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,262,301         4,095,861   $          1.28
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.33
                                                       ---------------   ---------------
Total                                                  $     5,262,301         4,095,861
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        50,455
Mortality & expense charges                                                                        (37,606)
                                                                                           ---------------
Net investment income (loss)                                                                        12,849
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            29,107
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               315,775
                                                                                           ---------------
Net gain (loss)                                                                                    344,882
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       357,731
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,849   $              3,455
Net realized gain (loss)                                                      29,107                  6,277
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         315,775                  2,955
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            357,731                 12,687
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   8,719,729                839,738
Cost of units redeemed                                                    (4,595,407)              (126,377)
Account charges                                                               (1,102)                   (32)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,123,220                713,329
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,480,951                726,016
Net assets, beginning                                                        781,350                 55,334
                                                                --------------------   --------------------
Net assets, ending                                              $          5,262,301   $            781,350
                                                                ====================   ====================
Units sold                                                                 7,293,504                857,840
Units redeemed                                                            (3,881,302)              (223,668)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,412,202                634,172
Units outstanding, beginning                                                 683,659                 49,487
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,095,861                683,659
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,618,278
Cost of units redeemed/account charges                                                           (4,732,359)
Net investment income (loss)                                                                         16,645
Net realized gain (loss)                                                                             35,764
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                323,973
                                                                                       --------------------
Net assets                                                                             $          5,262,301
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28             4,096   $         5,262              1.25%             12.4%
12/31/2011                        1.14               684               781              1.25%              2.2%
12/31/2010                        1.12                49                55              1.25%             11.2%
12/31/2009                        1.01                 0                 0              1.25%              0.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              1.00%             12.7%
12/31/2011                        1.15                 0                 0              1.00%              2.5%
12/31/2010                        1.12                 0                 0              1.00%             11.5%
12/31/2009                        1.01                 0                 0              1.00%              0.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.75%             13.0%
12/31/2011                        1.15                 0                 0              0.75%              2.7%
12/31/2010                        1.12                 0                 0              0.75%             11.8%
12/31/2009                        1.01                 0                 0              0.75%              0.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.50%             13.3%
12/31/2011                        1.16                 0                 0              0.50%              3.0%
12/31/2010                        1.13                 0                 0              0.50%             12.1%
12/31/2009                        1.01                 0                 0              0.50%              0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.25%             13.5%
12/31/2011                        1.17                 0                 0              0.25%              3.2%
12/31/2010                        1.13                 0                 0              0.25%             12.4%
12/31/2009                        1.01                 0                 0              0.25%              0.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.00%             13.8%
12/31/2011                        1.17                 0                 0              0.00%              3.5%
12/31/2010                        1.13                 0                 0              0.00%             12.6%
12/31/2009                        1.01                 0                 0              0.00%              0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.2%
                2010               3.2%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Funds American High Income Trust R4 Class = 026547844

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,481,502   $     5,032,342           483,551
                                                                         ===============   ===============
Receivables: investments sold                                   11,642
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,493,144
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,493,144         3,926,089   $          1.40
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.51
                                                       ---------------   ---------------
Total                                                  $     5,493,144         3,926,089
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       478,597
Mortality & expense charges                                                                        (83,124)
                                                                                           ---------------
Net investment income (loss)                                                                       395,473
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           297,416
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               164,648
                                                                                           ---------------
Net gain (loss)                                                                                    462,064
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       857,537
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            395,473   $            513,280
Net realized gain (loss)                                                     297,416                (47,208)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         164,648               (412,596)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            857,537                 53,476
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,171,597              1,702,592
Cost of units redeemed                                                    (4,542,624)            (1,628,465)
Account charges                                                                 (597)                  (704)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,371,624)                73,423
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,514,087)               126,899
Net assets, beginning                                                      8,007,231              7,880,332
                                                                --------------------   --------------------
Net assets, ending                                              $          5,493,144   $          8,007,231
                                                                ====================   ====================
Units sold                                                                   896,938              1,591,570
Units redeemed                                                            (3,443,677)            (1,532,994)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,546,739)                58,576
Units outstanding, beginning                                               6,472,828              6,414,252
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,926,089              6,472,828
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         13,762,319
Cost of units redeemed/account charges                                                          (10,561,042)
Net investment income (loss)                                                                      2,235,699
Net realized gain (loss)                                                                           (402,589)
Realized gain distributions                                                                           9,597
Net change in unrealized appreciation (depreciation)                                                449,160
                                                                                       --------------------
Net assets                                                                             $          5,493,144
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortalityand expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40             3,926   $         5,493              1.25%             13.1%
12/31/2011                        1.24             6,473             8,007              1.25%              0.7%
12/31/2010                        1.23             6,414             7,880              1.25%             13.5%
12/31/2009                        1.08             6,247             6,760              1.25%             46.6%
12/31/2008                        0.74             5,120             3,779              1.25%            -28.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              1.00%             13.4%
12/31/2011                        1.25                 0                 0              1.00%              0.9%
12/31/2010                        1.24                 0                 0              1.00%             13.8%
12/31/2009                        1.09                 0                 0              1.00%             47.0%
12/31/2008                        0.74                 0                 0              1.00%            -28.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.75%             13.7%
12/31/2011                        1.27                 0                 0              0.75%              1.2%
12/31/2010                        1.25                 0                 0              0.75%             14.1%
12/31/2009                        1.10                 0                 0              0.75%             47.4%
12/31/2008                        0.75                 0                 0              0.75%            -28.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.50%             14.0%
12/31/2011                        1.29                 0                 0              0.50%              1.4%
12/31/2010                        1.27                 0                 0              0.50%             14.4%
12/31/2009                        1.11                 0                 0              0.50%             47.7%
12/31/2008                        0.75                 0                 0              0.50%            -28.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.25%             14.2%
12/31/2011                        1.30                 0                 0              0.25%              1.7%
12/31/2010                        1.28                 0                 0              0.25%             14.7%
12/31/2009                        1.12                 0                 0              0.25%             48.1%
12/31/2008                        0.75                 0                 0              0.25%            -27.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.00%             14.5%
12/31/2011                        1.32                 0                 0              0.00%              2.0%
12/31/2010                        1.29                 0                 0              0.00%             15.0%
12/31/2009                        1.13                 0                 0              0.00%             48.5%
12/31/2008                        0.76                 0                 0              0.00%            -27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               7.1%
                2011               7.8%
                2010               8.1%
                2009               9.0%
                2008               9.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Funds American High Income Trust R3 Class - 026547851

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,513,039   $     4,335,656           397,209
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (741)

                                                       ---------------
Net assets                                             $     4,512,298
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,072,361         2,773,814   $          1.47
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.57
Band 0                                                         439,937           274,583              1.60
                                                       ---------------   ---------------
Total                                                  $     4,512,298         3,048,397
                                                       ===============   ===============

                                              STATEMENT OF OPERATIONS
                                       For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       279,300
Mortality & expense charges                                                                        (45,940)
                                                                                           ---------------
Net investment income (loss)                                                                       233,360
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            17,840
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               232,243
                                                                                           ---------------
Net gain (loss)                                                                                    250,083
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       483,443
                                                                                           ===============

                                         STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            233,360   $            213,136
Net realized gain (loss)                                                      17,840                245,689
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         232,243               (440,167)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            483,443                 18,658
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,219,655              1,198,878
Cost of units redeemed                                                      (804,139)            (1,009,849)
Account charges                                                               (2,949)                (3,389)
                                                                --------------------   --------------------
Increase (decrease)                                                          412,567                185,640
                                                                --------------------   --------------------
Net increase (decrease)                                                      896,010                204,298
Net assets, beginning                                                      3,616,288              3,411,990
                                                                --------------------   --------------------
Net assets, ending                                              $          4,512,298   $          3,616,288
                                                                ====================   ====================

Units sold                                                                   968,065              1,105,199
Units redeemed                                                              (677,055)              (964,509)
                                                                --------------------   --------------------
Net increase (decrease)                                                      291,010                140,690
Units outstanding, beginning                                               2,757,387              2,616,697
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,048,397              2,757,387
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,132,340
Cost of units redeemed/account charges                                                           (5,874,349)
Net investment income (loss)                                                                        897,848
Net realized gain (loss)                                                                            175,320
Realized gain distributions                                                                           3,756
Net change in unrealized appreciation (depreciation)                                                177,383
                                                                                       --------------------
Net assets                                                                             $          4,512,298
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47             2,774   $         4,072              1.25%             12.8%
12/31/2011                        1.30             2,500             3,255              1.25%              0.4%
12/31/2010                        1.30             2,401             3,115              1.25%             13.2%
12/31/2009                        1.15             1,827             2,093              1.25%             46.2%
12/31/2008                        0.78               698               547              1.25%            -28.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              1.00%             13.0%
12/31/2011                        1.32                 0                 0              1.00%              0.6%
12/31/2010                        1.31                 0                 0              1.00%             13.5%
12/31/2009                        1.16                 0                 0              1.00%             46.5%
12/31/2008                        0.79                 0                 0              1.00%            -28.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.75%             13.3%
12/31/2011                        1.34                 0                 0              0.75%              0.9%
12/31/2010                        1.33                 0                 0              0.75%             13.8%
12/31/2009                        1.17                 0                 0              0.75%             46.9%
12/31/2008                        0.80                 0                 0              0.75%            -28.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.50%             13.6%
12/31/2011                        1.36                 0                 0              0.50%              1.1%
12/31/2010                        1.35                 0                 0              0.50%             14.0%
12/31/2009                        1.18                 0                 0              0.50%             47.3%
12/31/2008                        0.80                 0                 0              0.50%            -28.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.25%             13.9%
12/31/2011                        1.38                 0                 0              0.25%              1.4%
12/31/2010                        1.36                 0                 0              0.25%             14.3%
12/31/2009                        1.19                 0                 0              0.25%             47.6%
12/31/2008                        0.81                 0                 0              0.25%            -28.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60               275   $           440              0.00%             14.2%
12/31/2011                        1.40               258               361              0.00%              1.6%
12/31/2010                        1.38               215               297              0.00%             14.6%
12/31/2009                        1.20               253               305              0.00%             48.0%
12/31/2008                        0.81               171               139              0.00%            -27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               6.9%
                2011               7.2%
                2010               7.6%
                2009               8.3%
                2008               9.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       American Funds Capital World Growth and Income R4 Class - 140543844

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    47,641,268   $    44,255,742         1,283,049
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (14,479)
                                                       ---------------
Net assets                                             $    47,626,789
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    47,338,527        42,309,191   $          1.12
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.19
Band 0                                                         288,262           238,441              1.21
                                                       ---------------   ---------------
Total                                                  $    47,626,789        42,547,632
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     1,253,679
Mortality & expense charges                                                                       (551,205)
                                                                                           ---------------
Net investment income (loss)                                                                       702,474
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            80,887
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             6,480,934
                                                                                           ---------------
Net gain (loss)                                                                                  6,561,821
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     7,264,295
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            702,474   $            623,280
Net realized gain (loss)                                                      80,887               (910,548)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       6,480,934             (3,385,519)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          7,264,295             (3,672,787)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   7,088,675             13,685,070
Cost of units redeemed                                                    (7,384,942)            (9,644,748)
Account charges                                                              (21,042)               (20,632)
                                                                --------------------   --------------------
Increase (decrease)                                                         (317,309)             4,019,690
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,946,986                346,903
Net assets, beginning                                                     40,679,803             40,332,900
                                                                --------------------   --------------------
Net assets, ending                                              $         47,626,789   $         40,679,803
                                                                ====================   ====================
Units sold                                                                 8,969,617             13,870,366
Units redeemed                                                            (9,181,448)            (9,820,143)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (211,831)             4,050,223
Units outstanding, beginning                                              42,759,463             38,709,240
                                                                --------------------   --------------------
Units outstanding, ending                                                 42,547,632             42,759,463
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         75,028,635
Cost of units redeemed/account charges                                                          (32,453,345)
Net investment income (loss)                                                                      2,858,519
Net realized gain (loss)                                                                         (2,689,254)
Realized gain distributions                                                                       1,496,708
Net change in unrealized appreciation (depreciation)                                              3,385,526
                                                                                       --------------------
Net assets                                                                             $         47,626,789
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12            42,309   $        47,339              1.25%             17.6%
12/31/2011                        0.95            42,582            40,500              1.25%             -8.7%
12/31/2010                        1.04            38,570            40,180              1.25%              6.4%
12/31/2009                        0.98            30,933            30,292              1.25%             30.7%
12/31/2008                        0.75            25,085            18,802              1.25%            -39.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              1.00%             17.9%
12/31/2011                        0.96                 0                 0              1.00%             -8.5%
12/31/2010                        1.05                 0                 0              1.00%              6.6%
12/31/2009                        0.99                 0                 0              1.00%             31.0%
12/31/2008                        0.75                 0                 0              1.00%            -39.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.75%             18.2%
12/31/2011                        0.98                 0                 0              0.75%             -8.2%
12/31/2010                        1.06                 0                 0              0.75%              6.9%
12/31/2009                        1.00                 0                 0              0.75%             31.3%
12/31/2008                        0.76                 0                 0              0.75%            -38.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             18.5%
12/31/2011                        0.99                 0                 0              0.50%             -8.0%
12/31/2010                        1.07                 0                 0              0.50%              7.2%
12/31/2009                        1.00                 0                 0              0.50%             31.6%
12/31/2008                        0.76                 0                 0              0.50%            -38.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             18.8%
12/31/2011                        1.00                 0                 0              0.25%            -7.8%
12/31/2010                        1.09                 0                 0              0.25%              7.4%
12/31/2009                        1.01                 0                 0              0.25%             32.0%
12/31/2008                        0.77                 0                 0              0.25%            -38.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21               238   $           288              0.00%             19.1%
12/31/2011                        1.01               178               180              0.00%             -7.6%
12/31/2010                        1.10               139               152              0.00%              7.7%
12/31/2009                        1.02                 0                 0              0.00%             32.3%
12/31/2008                        0.77                 0                 0              0.00%            -38.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.8%
                2011               2.8%
                2010               2.6%
                2009               2.9%
                2008               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       American Funds Capital World Growth and Income R3 Class - 140543851

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,973,839   $    15,151,953           484,980
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (34,428)
                                                       ---------------
Net assets                                             $    17,939,411
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,088,283        13,196,344   $          1.22
Band 100                                                        14,903            12,012              1.24
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.31
Band 0                                                       1,836,225         1,380,108              1.33
                                                       ---------------   ---------------
Total                                                  $    17,939,411        14,588,464
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       421,272
Mortality & expense charges                                                                       (183,408)
                                                                                           ---------------
Net investment income (loss)                                                                       237,864
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           184,623
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,192,609
                                                                                           ---------------
Net gain (loss)                                                                                  2,377,232
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,615,096
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            237,864   $            190,678
Net realized gain (loss)                                                     184,623               (242,434)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,192,609             (1,341,137)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,615,096             (1,392,893)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,281,063              5,197,814
Cost of units redeemed                                                    (3,283,734)            (3,160,479)
Account charges                                                               (9,883)                (9,726)
                                                                --------------------   --------------------
Increase (decrease)                                                          987,446              2,027,609
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,602,542                634,716
Net assets, beginning                                                     14,336,869             13,702,153
                                                                --------------------   --------------------
Net assets, ending                                              $         17,939,411   $         14,336,869
                                                                ====================   ====================
Units sold                                                                 3,897,785              4,730,529
Units redeemed                                                            (3,010,360)            (2,981,914)
                                                                --------------------   --------------------
Net increase (decrease)                                                      887,425              1,748,615
Units outstanding, beginning                                              13,701,039             11,952,424
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,588,464             13,701,039
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         38,970,612
Cost of units redeemed/account charges                                                          (25,179,260)
Net investment income (loss)                                                                        833,813
Net realized gain (loss)                                                                            (29,435)
Realized gain distributions                                                                         521,795
Net change in unrealized appreciation (depreciation)                                              2,821,886
                                                                                       --------------------
Net assets                                                                             $         17,939,411
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22            13,196   $        16,088              1.25%             17.3%
12/31/2011                        1.04            12,488            12,980              1.25%             -9.0%
12/31/2010                        1.14            11,206            12,797              1.25%              6.1%
12/31/2009                        1.08             8,844             9,521              1.25%             30.2%
12/31/2008                        0.83             4,218             3,487              1.25%            -39.4%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                12   $            15              1.00%             17.6%
12/31/2011                        1.06                29                31              1.00%             -8.8%
12/31/2010                        1.16                25                29              1.00%              6.3%
12/31/2009                        1.09                48                53              1.00%             30.6%
12/31/2008                        0.83                 9                 8              1.00%            -39.2%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%             17.9%
12/31/2011                        1.07                 0                 0              0.75%             -8.5%
12/31/2010                        1.17                 0                 0              0.75%              6.6%
12/31/2009                        1.10                 0                 0              0.75%             30.9%
12/31/2008                        0.84                 0                 0              0.75%            -39.1%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.50%             18.2%
12/31/2011                        1.09                 0                 0              0.50%             -8.3%
12/31/2010                        1.19                 0                 0              0.50%              6.9%
12/31/2009                        1.11                 0                 0              0.50%             31.2%
12/31/2008                        0.85                 0                 0              0.50%            -38.9%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.25%             18.5%
12/31/2011                        1.10                 0                 0              0.25%             -8.1%
12/31/2010                        1.20                 0                 0              0.25%              7.1%
12/31/2009                        1.12                 0                 0              0.25%             31.6%
12/31/2008                        0.85                 0                 0              0.25%            -38.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33             1,380   $         1,836              0.00%             18.8%
12/31/2011                        1.12             1,184             1,326              0.00%             -7.8%
12/31/2010                        1.22               721               876              0.00%              7.4%
12/31/2009                        1.13               557               630              0.00%             31.9%
12/31/2008                        0.86               374               321              0.00%            -38.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               2.5%
                2010               2.4%
                2009               2.8%
                2008               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     American Funds EuroPacific Growth Fund R5 Class - 298706839 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.25%             18.1%
12/31/2011                        0.87                 0                 0              1.25%            -14.4%
12/31/2010                        1.02                 0                 0              1.25%              2.2%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%             18.4%
12/31/2011                        0.88                 0                 0              1.00%            -14.2%
12/31/2010                        1.02                 0                 0              1.00%              2.3%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%             18.7%
12/31/2011                        0.88                 0                 0              0.75%            -14.0%
12/31/2010                        1.02                 0                 0              0.75%              2.3%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%             19.0%
12/31/2011                        0.88                 0                 0              0.50%            -13.8%
12/31/2010                        1.02                 0                 0              0.50%              2.3%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%             19.3%
12/31/2011                        0.89                 0                 0              0.25%            -13.5%
12/31/2010                        1.02                 0                 0              0.25%              2.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%             19.6%
12/31/2011                        0.89                 0                 0              0.00%            -13.3%
12/31/2010                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           American Funds EuroPacific Growth Fund R4 Class - 298706847

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    47,769,901   $    43,494,028         1,172,478
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (307,979)
                                                       ---------------
Net assets                                             $    47,461,922
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    43,096,480        39,430,399   $          1.09
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.16
Band 0                                                       4,365,442         3,696,773              1.18
                                                       ---------------   ---------------
Total                                                  $    47,461,922        43,127,172
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       817,915
Mortality & expense charges                                                                       (484,521)
                                                                                           ---------------
Net investment income (loss)                                                                       333,394
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           127,339
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             6,069,339
                                                                                           ---------------
Net gain (loss)                                                                                  6,196,678
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     6,530,072
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            333,394   $            123,356
Net realized gain (loss)                                                     127,339               (899,339)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       6,069,339             (4,738,382)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          6,530,072             (5,514,365)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  20,380,242             12,021,937
Cost of units redeemed                                                   (13,172,836)            (7,254,480)
Account charges                                                              (40,556)               (21,999)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,166,850              4,745,458
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,696,922               (768,907)
Net assets, beginning                                                     33,765,000             34,533,907
                                                                --------------------   --------------------
Net assets, ending                                              $         47,461,922   $         33,765,000
                                                                ====================   ====================
Units sold                                                                20,342,218             11,784,939
Units redeemed                                                           (13,586,810)            (7,152,294)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,755,408              4,632,645
Units outstanding, beginning                                              36,371,764             31,739,119
                                                                --------------------   --------------------
Units outstanding, ending                                                 43,127,172             36,371,764
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         78,009,763
Cost of units redeemed/account charges                                                          (34,721,564)
Net investment income (loss)                                                                      1,003,728
Net realized gain (loss)                                                                         (2,303,379)
Realized gain distributions                                                                       1,197,501
Net change in unrealized appreciation (depreciation)                                              4,275,873
                                                                                       --------------------
Net assets                                                                             $         47,461,922
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09            39,430   $        43,096              1.25%             17.7%
12/31/2011                        0.93            36,372            33,765              1.25%            -14.7%
12/31/2010                        1.09            31,739            34,534              1.25%              8.0%
12/31/2009                        1.01            20,960            21,110              1.25%             37.4%
12/31/2008                        0.73            11,869             8,700              1.25%            -41.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              1.00%             18.0%
12/31/2011                        0.94                 0                 0              1.00%            -14.5%
12/31/2010                        1.10                 0                 0              1.00%              8.3%
12/31/2009                        1.02                 0                 0              1.00%             37.7%
12/31/2008                        0.74                 0                 0              1.00%            -41.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.75%             18.3%
12/31/2011                        0.95                 0                 0              0.75%            -14.3%
12/31/2010                        1.11                 0                 0              0.75%              8.6%
12/31/2009                        1.02                 0                 0              0.75%             38.1%
12/31/2008                        0.74                 0                 0              0.75%            -41.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.50%             18.6%
12/31/2011                        0.97                 0                 0              0.50%            -14.0%
12/31/2010                        1.12                 0                 0              0.50%              8.8%
12/31/2009                        1.03                 0                 0              0.50%             38.4%
12/31/2008                        0.75                 0                 0              0.50%            -40.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             18.9%
12/31/2011                        0.98                 0                 0              0.25%            -13.8%
12/31/2010                        1.13                 0                 0              0.25%              9.1%
12/31/2009                        1.04                 0                 0              0.25%             38.8%
12/31/2008                        0.75                 0                 0              0.25%            -40.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18             3,697   $         4,365              0.00%             19.2%
12/31/2011                        0.99                 0                 0              0.00%            -13.6%
12/31/2010                        1.15                 0                 0              0.00%              9.4%
12/31/2009                        1.05                 0                 0              0.00%             39.1%
12/31/2008                        0.75                 0                 0              0.00%            -40.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               1.6%
                2010               1.7%
                2009               2.3%
                2008               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           American Funds EuroPacific Growth Fund R3 Class - 298706854

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    22,447,437   $    19,946,681           554,538
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,365)
                                                       ---------------
Net assets                                             $    22,431,072
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,264,435        16,301,037   $          1.18
Band 100                                                       117,558            97,748              1.20
Band 75                                                             --                --              1.22
Band 50                                                        178,086           142,989              1.25
Band 25                                                             --                --              1.27
Band 0                                                       2,870,993         2,226,002              1.29
                                                       ---------------   ---------------
Total                                                  $    22,431,072        18,767,776
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       319,197
Mortality & expense charges                                                                       (205,999)
                                                                                           ---------------
Net investment income (loss)                                                                       113,198
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           118,193
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,877,129
                                                                                           ---------------
Net gain (loss)                                                                                  2,995,322
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,108,520
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            113,198   $             54,283
Net realized gain (loss)                                                     118,193               (261,515)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,877,129             (2,420,977)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,108,520             (2,628,209)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   8,706,820              9,044,567
Cost of units redeemed                                                    (5,865,003)            (4,501,572)
Account charges                                                              (12,521)               (11,281)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,829,296              4,531,714
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,937,816              1,903,505
Net assets, beginning                                                     16,493,256             14,589,751
                                                                --------------------   --------------------
Net assets, ending                                              $         22,431,072   $         16,493,256
                                                                ====================   ====================
Units sold                                                                 7,944,881              8,344,213
Units redeemed                                                            (5,387,083)            (4,346,807)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,557,798              3,997,406
Units outstanding, beginning                                              16,209,978             12,212,572
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,767,776             16,209,978
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         43,412,028
Cost of units redeemed/account charges                                                          (24,039,097)
Net investment income (loss)                                                                        365,628
Net realized gain (loss)                                                                           (386,263)
Realized gain distributions                                                                         578,020
Net change in unrealized appreciation (depreciation)                                              2,500,756
                                                                                       --------------------
Net assets                                                                             $         22,431,072
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18            16,301   $        19,264              1.25%             17.4%
12/31/2011                        1.01            13,804            13,894              1.25%            -14.9%
12/31/2010                        1.18            10,279            12,162              1.25%              7.7%
12/31/2009                        1.10             7,169             7,874              1.25%             37.0%
12/31/2008                        0.80             2,810             2,253              1.25%            -41.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                98   $           118              1.00%             17.7%
12/31/2011                        1.02               112               114              1.00%            -14.7%
12/31/2010                        1.20                98               118              1.00%              8.0%
12/31/2009                        1.11                99               110              1.00%             37.3%
12/31/2008                        0.81                71                57              1.00%            -41.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.75%             18.0%
12/31/2011                        1.04                 0                 0              0.75%            -14.5%
12/31/2010                        1.21                 0                 0              0.75%              8.3%
12/31/2009                        1.12                 0                 0              0.75%             37.7%
12/31/2008                        0.81                 0                 0              0.75%            -41.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25               143   $           178              0.50%             18.3%
12/31/2011                        1.05               142               150              0.50%            -14.3%
12/31/2010                        1.23                14                17              0.50%              8.5%
12/31/2009                        1.13                 0                 0              0.50%             38.0%
12/31/2008                        0.82                 0                 0              0.50%            -41.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.25%             18.6%
12/31/2011                        1.07                 0                 0              0.25%            -14.1%
12/31/2010                        1.24                 0                 0              0.25%              8.8%
12/31/2009                        1.14                 0                 0              0.25%             38.4%
12/31/2008                        0.83                 0                 0              0.25%            -40.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29             2,226   $         2,871              0.00%             18.9%
12/31/2011                        1.08             2,153             2,335              0.00%            -13.9%
12/31/2010                        1.26             1,821             2,294              0.00%              9.1%
12/31/2009                        1.15             1,352             1,561              0.00%             38.7%
12/31/2008                        0.83               883               735              0.00%            -40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.4%
                2010               1.4%
                2009               2.1%
                2008               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            American Funds Fundamental Investors R4 Class - 360802847

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,197,422   $    12,486,016           374,187
                                                                         ===============   ===============
Receivables: investments sold                                   35,769
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,233,191
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,233,191        13,264,246   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
Total                                                  $    15,233,191        13,264,246
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       228,908
Mortality & expense charges                                                                       (168,928)
                                                                                           ---------------
Net investment income (loss)                                                                        59,980
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           196,492
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,677,106
                                                                                           ---------------
Net gain (loss)                                                                                  1,873,598
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,933,578
                                                                                           ===============

                                         STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             59,980   $             46,045
Net realized gain (loss)                                                     196,492                134,779
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,677,106               (545,281)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,933,578               (364,457)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,221,893              4,846,099
Cost of units redeemed                                                    (1,883,121)            (2,404,137)
Account charges                                                              (18,071)               (11,931)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,320,701              2,430,031
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,254,279              2,065,574
Net assets, beginning                                                     10,978,912              8,913,338
                                                                --------------------   --------------------
Net assets, ending                                              $         15,233,191   $         10,978,912
                                                                ====================   ====================
Units sold                                                                 4,070,147              4,796,464
Units redeemed                                                            (1,863,543)            (2,434,261)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,206,604              2,362,203
Units outstanding, beginning                                              11,057,642              8,695,439
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,264,246             11,057,642
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         22,834,813
Cost of units redeemed/account charges                                                           (9,751,922)
Net investment income (loss)                                                                        214,086
Net realized gain (loss)                                                                           (953,030)
Realized gain distributions                                                                         177,838
Net change in unrealized appreciation (depreciation)                                              2,711,406
                                                                                       --------------------
Net assets                                                                             $         15,233,191
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15            13,264   $        15,233              1.25%             15.7%
12/31/2011                        0.99            11,058            10,979              1.25%             -3.1%
12/31/2010                        1.03             8,695             8,913              1.25%             12.6%
12/31/2009                        0.91             6,345             5,776              1.25%             31.7%
12/31/2008                        0.69             5,503             3,805              1.25%            -40.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -2.9%
12/31/2010                        1.04                 0                 0              1.00%             12.9%
12/31/2009                        0.92                 0                 0              1.00%             32.0%
12/31/2008                        0.70                 0                 0              1.00%            -40.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.2%
12/31/2011                        1.02                 0                 0              0.75%             -2.7%
12/31/2010                        1.05                 0                 0              0.75%             13.2%
12/31/2009                        0.92                 0                 0              0.75%             32.3%
12/31/2008                        0.70                 0                 0              0.75%            -40.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.50%             16.5%
12/31/2011                        1.03                 0                 0              0.50%             -2.4%
12/31/2010                        1.06                 0                 0              0.50%             13.5%
12/31/2009                        0.93                 0                 0              0.50%             32.6%
12/31/2008                        0.70                 0                 0              0.50%            -40.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%             16.8%
12/31/2011                        1.05                 0                 0              0.25%             -2.2%
12/31/2010                        1.07                 0                 0              0.25%             13.7%
12/31/2009                        0.94                 0                 0              0.25%             33.0%
12/31/2008                        0.71                 0                 0              0.25%            -39.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.00%             17.1%
12/31/2011                        1.06                 0                 0              0.00%             -1.9%
12/31/2010                        1.08                 0                 0              0.00%             14.0%
12/31/2009                        0.95                 0                 0              0.00%             33.3%
12/31/2008                        0.71                 0                 0              0.00%            -39.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.7%
                2010               1.7%
                2009               1.8%
                2008               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            American Funds Fundamental Investors R3 Class - 360802854

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,050,406   $    13,240,860           394,680
                                                                         ===============   ===============
Receivables: investments sold                                   13,087
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,063,493
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,524,983        12,884,091   $          1.13
Band 100                                                        19,409            16,952              1.14
Band 75                                                             --                --              1.16
Band 50                                                         49,486            41,904              1.18
Band 25                                                             --                --              1.20
Band 0                                                       1,469,615         1,206,528              1.22
                                                       ---------------   ---------------
Total                                                  $    16,063,493        14,149,475
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       204,710
Mortality & expense charges                                                                       (167,768)
                                                                                           ---------------
Net investment income (loss)                                                                        36,942
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           329,462
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,692,158
                                                                                           ---------------
Net gain (loss)                                                                                  2,021,620
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,058,562
                                                                                           ===============

                                         STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             36,942   $             31,201
Net realized gain (loss)                                                     329,462                (19,155)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,692,158               (508,251)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,058,562               (496,205)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,396,648              6,355,868
Cost of units redeemed                                                    (3,374,447)            (3,518,292)
Account charges                                                               (8,404)                (6,965)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,013,797              2,830,611
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,072,359              2,334,406
Net assets, beginning                                                     12,991,134             10,656,728
                                                                --------------------   --------------------
Net assets, ending                                              $         16,063,493   $         12,991,134
                                                                ====================   ====================
Units sold                                                                 4,267,963              6,392,166
Units redeemed                                                            (3,328,456)            (3,680,521)
                                                                --------------------   --------------------
Net increase (decrease)                                                      939,507              2,711,645
Units outstanding, beginning                                              13,209,968             10,498,323
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,149,475             13,209,968
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         24,622,480
Cost of units redeemed/account charges                                                          (11,382,555)
Net investment income (loss)                                                                        117,984
Net realized gain (loss)                                                                           (170,868)
Realized gain distributions                                                                          66,906
Net change in unrealized appreciation (depreciation)                                              2,809,546
                                                                                       --------------------
Net assets                                                                             $         16,063,493
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13            12,884   $        14,525              1.25%             15.3%
12/31/2011                        0.98            11,983            11,714              1.25%             -3.4%
12/31/2010                        1.01             9,934            10,055              1.25%             12.3%
12/31/2009                        0.90             7,546             6,803              1.25%             31.3%
12/31/2008                        0.69             3,851             2,645              1.25%            -40.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                17   $            19              1.00%             15.6%
12/31/2011                        0.99                15                15              1.00%             -3.2%
12/31/2010                        1.02                13                14              1.00%             12.6%
12/31/2009                        0.91                12                11              1.00%             31.6%
12/31/2008                        0.69                13                 9              1.00%            -40.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             15.9%
12/31/2011                        1.00                 0                 0              0.75%             -2.9%
12/31/2010                        1.03                 0                 0              0.75%             12.8%
12/31/2009                        0.92                 0                 0              0.75%             31.9%
12/31/2008                        0.69                 0                 0              0.75%            -40.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                42   $            49              0.50%             16.2%
12/31/2011                        1.02                61                62              0.50%             -2.7%
12/31/2010                        1.04                27                28              0.50%             13.1%
12/31/2009                        0.92                 0                 0              0.50%             32.3%
12/31/2008                        0.70                 0                 0              0.50%            -40.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.25%             16.5%
12/31/2011                        1.03                 0                 0              0.25%             -2.5%
12/31/2010                        1.06                 0                 0              0.25%             13.4%
12/31/2009                        0.93                 0                 0              0.25%             32.6%
12/31/2008                        0.70                 0                 0              0.25%            -40.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22             1,207   $         1,470              0.00%             16.8%
12/31/2011                        1.04             1,151             1,201              0.00%             -2.2%
12/31/2010                        1.07               524               559              0.00%             13.7%
12/31/2009                        0.94               303               284              0.00%             32.9%
12/31/2008                        0.71               149               105              0.00%            -39.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               1.4%
                2010               1.4%
                2009               1.3%
                2008               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Funds Intermediate Bond Fund of America R4 Class - 458809845

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,909,776   $     1,900,647           139,815
                                                                         ===============   ===============
Receivables: investments sold                                   14,085
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,923,861
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,923,861         1,673,643   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
Total                                                  $     1,923,861         1,673,643
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        25,051
Mortality & expense charges                                                                        (18,812)
                                                                                           ---------------
Net investment income (loss)                                                                         6,239
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,792
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 8,754
                                                                                           ---------------
Net gain (loss)                                                                                     10,546
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,785
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,239   $              1,989
Net realized gain (loss)                                                       1,792                  7,379
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           8,754                 (3,603)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,785                  5,765
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,979,084                237,878
Cost of units redeemed                                                      (276,199)              (289,268)
Account charges                                                               (1,918)                  (323)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,700,967                (51,713)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,717,752                (45,948)
Net assets, beginning                                                        206,109                252,057
                                                                --------------------   --------------------
Net assets, ending                                              $          1,923,861   $            206,109
                                                                ====================   ====================
Units sold                                                                 1,789,880                211,431
Units redeemed                                                              (298,065)              (257,275)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,491,815                (45,844)
Units outstanding, beginning                                                 181,828                227,672
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,673,643                181,828
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,970,699
Cost of units redeemed/account charges                                                           (1,082,613)
Net investment income (loss)                                                                         17,194
Net realized gain (loss)                                                                              9,452
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  9,129
                                                                                       --------------------
Net assets                                                                             $          1,923,861
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15             1,674   $         1,924              1.25%              1.4%
12/31/2011                        1.13               182               206              1.25%              2.4%
12/31/2010                        1.11               228               252              1.25%              3.4%
12/31/2009                        1.07               184               197              1.25%              5.0%
12/31/2008                        1.02               142               145              1.25%             -2.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%              1.7%
12/31/2011                        1.15                 0                 0              1.00%              2.6%
12/31/2010                        1.12                 0                 0              1.00%              3.7%
12/31/2009                        1.08                 0                 0              1.00%              5.3%
12/31/2008                        1.03                 0                 0              1.00%             -2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.75%              1.9%
12/31/2011                        1.16                 0                 0              0.75%              2.9%
12/31/2010                        1.13                 0                 0              0.75%              3.9%
12/31/2009                        1.09                 0                 0              0.75%              5.6%
12/31/2008                        1.03                 0                 0              0.75%             -2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.50%              2.2%
12/31/2011                        1.18                 0                 0              0.50%              3.2%
12/31/2010                        1.14                 0                 0              0.50%              4.2%
12/31/2009                        1.10                 0                 0              0.50%              5.8%
12/31/2008                        1.04                 0                 0              0.50%             -1.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%              2.4%
12/31/2011                        1.19                 0                 0              0.25%              3.4%
12/31/2010                        1.15                 0                 0              0.25%              4.4%
12/31/2009                        1.11                 0                 0              0.25%              6.1%
12/31/2008                        1.04                 0                 0              0.25%             -1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.00%              2.7%
12/31/2011                        1.21                 0                 0              0.00%              3.7%
12/31/2010                        1.17                 0                 0              0.00%              4.7%
12/31/2009                        1.11                 0                 0              0.00%              6.3%
12/31/2008                        1.05                 0                 0              0.00%             -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.4%
                2011               2.1%
                2010               2.5%
                2009               2.9%
                2008               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Funds Intermediate Bond Fund of America R3 Class - 458809852

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       747,210   $       735,770            54,318
                                                                         ===============   ===============
Receivables: investments sold                                      210
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       747,420
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       703,149           616,907   $          1.14
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.22
Band 0                                                          44,271            35,590              1.24
                                                       ---------------   ---------------
Total                                                  $       747,420           652,497
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        19,664
Mortality & expense charges                                                                         (8,605)
                                                                                           ---------------
Net investment income (loss)                                                                        11,059
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            48,169
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (30,062)
                                                                                           ---------------
Net gain (loss)                                                                                     18,107
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        29,166
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,059   $             19,371
Net realized gain (loss)                                                      48,169                 25,892
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (30,062)                (1,980)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             29,166                 43,283
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     481,287                548,529
Cost of units redeemed                                                    (1,470,747)              (415,683)
Account charges                                                                 (406)                  (632)
                                                                --------------------   --------------------
Increase (decrease)                                                         (989,866)               132,214
                                                                --------------------   --------------------
Net increase (decrease)                                                     (960,700)               175,497
Net assets, beginning                                                      1,708,120              1,532,623
                                                                --------------------   --------------------
Net assets, ending                                              $            747,420   $          1,708,120
                                                                ====================   ====================
Units sold                                                                   410,174                591,181
Units redeemed                                                            (1,210,685)              (480,294)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (800,511)               110,887
Units outstanding, beginning                                               1,453,008              1,342,121
                                                                --------------------   --------------------
Units outstanding, ending                                                    652,497              1,453,008
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,396,902
Cost of units redeemed/account charges                                                           (3,816,842)
Net investment income (loss)                                                                        104,342
Net realized gain (loss)                                                                             51,578
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 11,440
                                                                                       --------------------
Net assets                                                                             $            747,420
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14               617   $           703              1.25%              1.1%
12/31/2011                        1.13               659               743              1.25%              2.0%
12/31/2010                        1.11               646               714              1.25%              3.1%
12/31/2009                        1.07               500               536              1.25%              4.7%
12/31/2008                        1.02               353               362              1.25%             -3.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%              1.3%
12/31/2011                        1.14                 0                 0              1.00%              2.3%
12/31/2010                        1.12                 0                 0              1.00%              3.3%
12/31/2009                        1.08                 0                 0              1.00%              4.9%
12/31/2008                        1.03                 0                 0              1.00%             -2.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%              1.6%
12/31/2011                        1.16                 0                 0              0.75%              2.6%
12/31/2010                        1.13                 0                 0              0.75%              3.6%
12/31/2009                        1.09                 0                 0              0.75%              5.2%
12/31/2008                        1.04                 0                 0              0.75%             -2.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.50%              1.8%
12/31/2011                        1.18                 0                 0              0.50%              2.8%
12/31/2010                        1.15                 0                 0              0.50%              3.8%
12/31/2009                        1.10                 0                 0              0.50%              5.5%
12/31/2008                        1.05                 0                 0              0.50%             -2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%              2.1%
12/31/2011                        1.20                 0                 0              0.25%              3.1%
12/31/2010                        1.16                 0                 0              0.25%              4.1%
12/31/2009                        1.12                 0                 0              0.25%              5.7%
12/31/2008                        1.06                 0                 0              0.25%             -2.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                36   $            44              0.00%              2.4%
12/31/2011                        1.22               794               965              0.00%              3.3%
12/31/2010                        1.18               696               819              0.00%              4.4%
12/31/2009                        1.13               686               774              0.00%              6.0%
12/31/2008                        1.06               579               616              0.00%             -1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.8%
                2010               2.1%
                2009               2.6%
                2008               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               American Funds New Perspective R4 Class - 648018844

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       735,684   $       694,484            23,761
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (492)
                                                       ---------------
Net assets                                             $       735,192
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       623,964           572,943   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                         111,228           100,207              1.11
                                                       ---------------   ---------------
Total                                                  $       735,192           673,150
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         7,941
Mortality & expense charges                                                                         (4,329)
                                                                                           ---------------
Net investment income (loss)                                                                         3,612
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            22,720
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                47,045
                                                                                           ---------------
Net gain (loss)                                                                                     69,765
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        73,377
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,612   $              1,796
Net realized gain (loss)                                                      22,720                    (58)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          47,045                 (5,845)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             73,377                 (4,107)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,030,110                416,543
Cost of units redeemed                                                      (570,422)              (209,717)
Account charges                                                                 (592)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          459,096                206,826
                                                                --------------------   --------------------
Net increase (decrease)                                                      532,473                202,719
Net assets, beginning                                                        202,719                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            735,192   $            202,719
                                                                ====================   ====================
Units sold                                                                 1,257,480                444,129
Units redeemed                                                              (806,343)              (222,116)
                                                                --------------------   --------------------
Net increase (decrease)                                                      451,137                222,013
Units outstanding, beginning                                                 222,013                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    673,150                222,013
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,446,653
Cost of units redeemed/account charges                                                             (780,731)
Net investment income (loss)                                                                          5,408
Net realized gain (loss)                                                                             22,662
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 41,200
                                                                                       --------------------
Net assets                                                                             $            735,192
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               573   $           624              1.25%             19.3%
12/31/2011                        0.91               222               203              1.25%             -8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             19.6%
12/31/2011                        0.91                 0                 0              1.00%             -8.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             19.9%
12/31/2011                        0.92                 0                 0              0.75%             -8.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             20.2%
12/31/2011                        0.92                 0                 0              0.50%             -8.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             20.5%
12/31/2011                        0.92                 0                 0              0.25%             -8.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11               100   $           111              0.00%             20.8%
12/31/2011                        0.92                 0                 0              0.00%             -8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               American Funds New Perspective R3 Class - 648018851

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       577,620   $       526,974            18,819
                                                                         ===============   ===============
Receivables: investments sold                                      883
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       578,503
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       578,503           533,804   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $       578,503           533,804
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,614
Mortality & expense charges                                                                         (6,099)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,485)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            13,542
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                50,645
                                                                                           ---------------
Net gain (loss)                                                                                     64,187
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        62,702
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,485)  $                147
Net realized gain (loss)                                                      13,542                   (357)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          50,645                      1
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             62,702                   (209)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,109,675                 25,817
Cost of units redeemed                                                      (614,503)                (4,862)
Account charges                                                                 (117)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          495,055                 20,955
                                                                --------------------   --------------------
Net increase (decrease)                                                      557,757                 20,746
Net assets, beginning                                                         20,746                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            578,503   $             20,746
                                                                ====================   ====================
Units sold                                                                 1,141,899                 38,816
Units redeemed                                                              (630,856)               (16,055)
                                                                --------------------   --------------------
Net increase (decrease)                                                      511,043                 22,761
Units outstanding, beginning                                                  22,761                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    533,804                 22,761
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,135,492
Cost of units redeemed/account charges                                                             (619,482)
Net investment income (loss)                                                                         (1,338)
Net realized gain (loss)                                                                             13,185
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 50,646
                                                                                       --------------------
Net assets                                                                             $            578,503
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08               534   $           579              1.25%             18.9%
12/31/2011                        0.91                23                21              1.25%             -8.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             19.2%
12/31/2011                        0.91                 0                 0              1.00%             -8.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%             19.5%
12/31/2011                        0.91                 0                 0              0.75%             -8.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             19.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%             20.1%
12/31/2011                        0.92                 0                 0              0.25%             -8.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%             20.4%
12/31/2011                        0.92                 0                 0              0.00%             -8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 American Funds New World R4 Class - 649280849

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         6,379   $         6,173               119
                                                                         ===============   ===============
Receivables: investments sold                                      123
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         6,502
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         6,502             5,580   $          1.17
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
Total                                                  $         6,502             5,580
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            87
Mortality & expense charges                                                                            (13)
                                                                                           ---------------
Net investment income (loss)                                                                            74
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   206
                                                                                           ---------------
Net gain (loss)                                                                                        206
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           280
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 74   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             206                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                280                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       6,222                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            6,222                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,502                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              6,502   $                 --
                                                                ====================   ====================
Units sold                                                                     5,580                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,580                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,580                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $              6,222
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             74
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    206
                                                                                       --------------------
Net assets                                                                             $              6,502
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS          TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 6   $             7              1.25%             16.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             16.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             16.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             17.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             17.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                 American Funds New World R3 Class - 649280856

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           797   $           775                14
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           797
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           797               685   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
Total                                                  $           797               685
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             8
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             8
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    22
                                                                                           ---------------
Net gain (loss)                                                                                         22
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            30
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  8   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              22                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 30                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         767                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              767                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          797                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                797   $                 --
                                                                ====================   ====================
Units sold                                                                       685                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          685                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        685                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $                767
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              8
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     22
                                                                                       --------------------
Net assets                                                                             $                797
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 1   $             1              1.25%             16.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             16.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             16.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             16.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             17.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.00%             17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
              American Funds Small Cap World R4 Class - 831681846

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       300,742   $       278,485             7,608
                                                                         ===============   ===============
Receivables: investments sold                                      790
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       301,532
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       301,532           325,538   $          0.93
Band 100                                                            --                --              0.94
Band 75                                                             --                --              0.95
Band 50                                                             --                --              0.96
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.99
                                                       ---------------   ---------------
Total                                                  $       301,532           325,538
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,279
Mortality & expense charges                                                                         (2,696)
                                                                                           ---------------
Net investment income (loss)                                                                         1,583
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,946
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                29,948
                                                                                           ---------------
Net gain (loss)                                                                                     31,894
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        33,477
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,583   $               (745)
Net realized gain (loss)                                                       1,946                  3,266
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          29,948                (18,568)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             33,477                (16,047)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     195,555                 83,490
Cost of units redeemed                                                       (39,304)               (23,808)
Account charges                                                                  (80)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          156,171                 59,682
                                                                --------------------   --------------------
Net increase (decrease)                                                      189,648                 43,635
Net assets, beginning                                                        111,884                 68,249
                                                                --------------------   --------------------
Net assets, ending                                              $            301,532   $            111,884
                                                                ====================   ====================
Units sold                                                                   232,099                101,074
Units redeemed                                                               (52,135)               (30,629)
                                                                --------------------   --------------------
Net increase (decrease)                                                      179,964                 70,445
Units outstanding, beginning                                                 145,574                 75,129
                                                                --------------------   --------------------
Units outstanding, ending                                                    325,538                145,574
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            336,709
Cost of units redeemed/account charges                                                              (64,572)
Net investment income (loss)                                                                          1,403
Net realized gain (loss)                                                                              5,735
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 22,257
                                                                                       --------------------
Net assets                                                                             $            301,532
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93               326   $           302              1.25%             20.5%
12/31/2011                        0.77               146               112              1.25%            -15.4%
12/31/2010                        0.91                75                68              1.25%             23.4%
12/31/2009                        0.74                37                27              1.25%             51.7%
12/31/2008                        0.49                 0                 0              1.25%            -50.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              1.00%             20.8%
12/31/2011                        0.78                 0                 0              1.00%            -15.2%
12/31/2010                        0.92                 0                 0              1.00%             23.7%
12/31/2009                        0.74                 0                 0              1.00%             52.1%
12/31/2008                        0.49                 0                 0              1.00%            -49.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.75%             21.1%
12/31/2011                        0.78                 0                 0              0.75%            -15.0%
12/31/2010                        0.92                 0                 0              0.75%             24.0%
12/31/2009                        0.74                 0                 0              0.75%             52.5%
12/31/2008                        0.49                 0                 0              0.75%            -49.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.50%             21.4%
12/31/2011                        0.79                 0                 0              0.50%            -14.8%
12/31/2010                        0.93                 0                 0              0.50%             24.3%
12/31/2009                        0.75                 0                 0              0.50%             52.8%
12/31/2008                        0.49                 0                 0              0.50%            -49.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.25%             21.7%
12/31/2011                        0.80                 0                 0              0.25%            -14.5%
12/31/2010                        0.94                 0                 0              0.25%             24.7%
12/31/2009                        0.75                 0                 0              0.25%             53.2%
12/31/2008                        0.49                 0                 0              0.25%            -49.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.00%             22.0%
12/31/2011                        0.81                 0                 0              0.00%            -14.3%
12/31/2010                        0.94                 0                 0              0.00%             25.0%
12/31/2009                        0.76                 0                 0              0.00%             53.6%
12/31/2008                        0.49                 0                 0              0.00%            -49.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               0.5%
                2010               2.0%
                2009               1.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
              American Funds Small Cap World R3 Class - 831681853

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,526,144   $     1,434,894            39,046
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (583)
                                                       ---------------
Net assets                                             $     1,525,561
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,501,076         1,650,619   $          0.91
Band 100                                                        15,383            16,699              0.92
Band 75                                                             --                --              0.93
Band 50                                                             --                --              0.95
Band 25                                                             --                --              0.96
Band 0                                                           9,102             9,386              0.97
                                                       ---------------   ---------------
Total                                                  $     1,525,561         1,676,704
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        16,957
Mortality & expense charges                                                                        (14,061)
                                                                                           ---------------
Net investment income (loss)                                                                         2,896
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,645
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               194,692
                                                                                           ---------------
Net gain (loss)                                                                                    197,337
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       200,233
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,896   $            (11,473)
Net realized gain (loss)                                                       2,645                 87,014
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         194,692               (237,412)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            200,233               (161,871)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,160,568                529,506
Cost of units redeemed                                                      (659,401)              (522,374)
Account charges                                                                 (247)                  (198)
                                                                --------------------   --------------------
Increase (decrease)                                                          500,920                  6,934
                                                                --------------------   --------------------
Net increase (decrease)                                                      701,153               (154,937)
Net assets, beginning                                                        824,408                979,345
                                                                --------------------   --------------------
Net assets, ending                                              $          1,525,561   $            824,408
                                                                ====================   ====================
Units sold                                                                 2,478,926                618,597
Units redeemed                                                            (1,889,723)              (620,915)
                                                                --------------------   --------------------
Net increase (decrease)                                                      589,203                 (2,318)
Units outstanding, beginning                                               1,087,501              1,089,819
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,676,704              1,087,501
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          2,845,625
Cost of units redeemed/account charges                                                           (1,516,209)
Net investment income (loss)                                                                         (5,770)
Net realized gain (loss)                                                                            110,665
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 91,250
                                                                                       --------------------
Net assets                                                                             $          1,525,561
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11 /12 /2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91             1,651   $         1,501              1.25%             20.1%
12/31/2011                        0.76             1,069               809              1.25%            -15.7%
12/31/2010                        0.90             1,073               964              1.25%             23.0%
12/31/2009                        0.73               449               328              1.25%             51.2%
12/31/2008                        0.48               122                59              1.25%            -50.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                17   $            15              1.00%             20.4%
12/31/2011                        0.77                 0                 0              1.00%            -15.5%
12/31/2010                        0.91                 0                 0              1.00%             23.3%
12/31/2009                        0.73                 0                 0              1.00%             51.6%
12/31/2008                        0.48                 0                 0              1.00%            -50.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.75%             20.7%
12/31/2011                        0.77                 0                 0              0.75%            -15.2%
12/31/2010                        0.91                 0                 0              0.75%             23.6%
12/31/2009                        0.74                 0                 0              0.75%             52.0%
12/31/2008                        0.49                 0                 0              0.75%            -50.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.50%             21.0%
12/31/2011                        0.78                 0                 0              0.50%            -15.0%
12/31/2010                        0.92                 0                 0              0.50%             23.9%
12/31/2009                        0.74                 0                 0              0.50%             52.3%
12/31/2008                        0.49                 0                 0              0.50%            -49.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.25%             21.3%
12/31/2011                        0.79                 0                 0              0.25%            -14.8%
12/31/2010                        0.93                 0                 0              0.25%             24.2%
12/31/2009                        0.75                 0                 0              0.25%             52.7%
12/31/2008                        0.49                 0                 0              0.25%            -49.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 9   $             9              0.00%             21.6%
12/31/2011                        0.80                19                15              0.00%            -14.6%
12/31/2010                        0.93                16                15              0.00%             24.5%
12/31/2009                        0.75                 0                 0              0.00%             53.1%
12/31/2008                        0.49                 0                 0              0.00%            -49.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               0.0%
                2010               1.6%
                2009               0.7%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Funds The Growth Fund of America R4 Class - 399874841

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    30,791,565   $    25,649,025           902,685
                                                                         ===============   ===============
Receivables: investments sold                                   17,103
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    30,808,668
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    23,489,339        21,046,418   $          1.12
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.19
Band 0                                                       7,319,329         6,069,619              1.21
                                                       ---------------   ---------------
Total                                                  $    30,808,668        27,116,037
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       226,865
Mortality & expense charges                                                                       (385,295)
                                                                                           ---------------
Net investment income (loss)                                                                      (158,430)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         2,313,722
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             4,501,750
                                                                                           ---------------
Net gain (loss)                                                                                  6,815,472
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     6,657,042
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (158,430)  $           (136,980)
Net realized gain (loss)                                                   2,313,722             (1,179,345)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       4,501,750               (926,818)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          6,657,042             (2,243,143)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,002,231             10,939,941
Cost of units redeemed                                                   (19,553,467)           (10,629,932)
Account charges                                                              (27,076)               (27,399)
                                                                --------------------   --------------------
Increase (decrease)                                                      (13,578,312)               282,610
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,921,270)            (1,960,533)
Net assets, beginning                                                     37,729,938             39,690,471
                                                                --------------------   --------------------
Net assets, ending                                              $         30,808,668   $         37,729,938
                                                                ====================   ====================
Units sold                                                                 5,973,434             13,849,286
Units redeemed                                                           (18,678,813)           (13,416,346)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (12,705,379)               432,940
Units outstanding, beginning                                              39,821,416             39,388,476
                                                                --------------------   --------------------
Units outstanding, ending                                                 27,116,037             39,821,416
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         82,295,840
Cost of units redeemed/account charges                                                          (56,314,527)
Net investment income (loss)                                                                       (341,323)
Net realized gain (loss)                                                                         (1,436,493)
Realized gain distributions                                                                       1,462,631
Net change in unrealized appreciation (depreciation)                                              5,142,540
                                                                                       --------------------
Net assets                                                                             $         30,808,668
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12            21,046   $        23,489              1.25%             19.1%
12/31/2011                        0.94            33,456            31,363              1.25%             -6.0%
12/31/2010                        1.00            32,127            32,055              1.25%             10.9%
12/31/2009                        0.90            27,677            24,902              1.25%             32.9%
12/31/2008                        0.68            22,472            15,218              1.25%            -39.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              1.00%             19.4%
12/31/2011                        0.95                 0                 0              1.00%             -5.8%
12/31/2010                        1.01                 0                 0              1.00%             11.2%
12/31/2009                        0.91                 0                 0              1.00%             33.2%
12/31/2008                        0.68                 0                 0              1.00%            -39.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.75%             19.7%
12/31/2011                        0.96                 0                 0              0.75%             -5.6%
12/31/2010                        1.02                 0                 0              0.75%             11.5%
12/31/2009                        0.91                 0                 0              0.75%             33.5%
12/31/2008                        0.68                 0                 0              0.75%            -39.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             20.0%
12/31/2011                        0.97                 0                 0              0.50%             -5.3%
12/31/2010                        1.03                 0                 0              0.50%             11.7%
12/31/2009                        0.92                 0                 0              0.50%             33.9%
12/31/2008                        0.69                 0                 0              0.50%            -39.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             20.3%
12/31/2011                        0.99                 0                 0              0.25%             -5.1%
12/31/2010                        1.04                 0                 0              0.25%             12.0%
12/31/2009                        0.93                 0                 0              0.25%             34.2%
12/31/2008                        0.69                 0                 0              0.25%            -39.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21             6,070   $         7,319              0.00%             20.6%
12/31/2011                        1.00             6,365             6,367              0.00%             -4.9%
12/31/2010                        1.05             7,262             7,635              0.00%             12.3%
12/31/2009                        0.94                 0                 0              0.00%             34.5%
12/31/2008                        0.70                 0                 0              0.00%            -39.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.7%
                2011               0.7%
                2010               1.0%
                2009               1.0%
                2008               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         American Funds The Growth Fund of America R3 Class - 399874858

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,700,409   $    15,181,697           580,851
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (15,355)
                                                       ---------------
Net assets                                             $    19,685,054
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    18,475,129        16,133,131   $          1.15
Band 100                                                       118,916           102,043              1.17
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.23
Band 0                                                       1,091,009           872,967              1.25
                                                       ---------------   ---------------
Total                                                  $    19,685,054        17,108,141
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        94,822
Mortality & expense charges                                                                       (245,878)
                                                                                           ---------------
Net investment income (loss)                                                                      (151,056)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         1,490,465
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,226,789
                                                                                           ---------------
Net gain (loss)                                                                                  3,717,254
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,566,198
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (151,056)  $           (180,614)
Net realized gain (loss)                                                   1,490,465                 30,868
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,226,789             (1,313,688)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,566,198             (1,463,434)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      22,515              5,961,670
Cost of units redeemed                                                    (4,459,126)            (5,491,203)
Account charges                                                              (14,828)               (19,007)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,451,439)               451,460
                                                                --------------------   --------------------
Net increase (decrease)                                                     (885,241)            (1,011,974)
Net assets, beginning                                                     20,570,295             21,582,269
                                                                --------------------   --------------------
Net assets, ending                                              $         19,685,054   $         20,570,295
                                                                ====================   ====================
Units sold                                                                 4,126,731              7,951,784
Units redeemed                                                            (8,257,128)            (7,585,165)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,130,397)               366,619
Units outstanding, beginning                                              21,238,538             20,871,919
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,108,141             21,238,538
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         43,369,982
Cost of units redeemed/account charges                                                          (28,847,225)
Net investment income (loss)                                                                       (479,156)
Net realized gain (loss)                                                                            755,955
Realized gain distributions                                                                         366,786
Net change in unrealized appreciation (depreciation)                                              4,518,712
                                                                                       --------------------
Net assets                                                                             $         19,685,054
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15            16,133   $        18,475              1.25%             18.7%
12/31/2011                        0.96            20,086            19,378              1.25%             -6.3%
12/31/2010                        1.03            19,454            20,034              1.25%             10.6%
12/31/2009                        0.93            15,601            14,531              1.25%             32.5%
12/31/2008                        0.70             8,157             5,736              1.25%            -40.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17               102   $           119              1.00%             19.0%
12/31/2011                        0.98                98                96              1.00%             -6.1%
12/31/2010                        1.04                87                90              1.00%             10.8%
12/31/2009                        0.94                96                90              1.00%             32.8%
12/31/2008                        0.71                67                48              1.00%            -39.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.75%             19.3%
12/31/2011                        0.99                 0                 0              0.75%             -5.9%
12/31/2010                        1.06                 0                 0              0.75%             11.1%
12/31/2009                        0.95                 0                 0              0.75%             33.1%
12/31/2008                        0.71                 0                 0              0.75%            -39.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.50%             19.6%
12/31/2011                        1.01                 0                 0              0.50%             -5.6%
12/31/2010                        1.07                73                78              0.50%             11.4%
12/31/2009                        0.96                 0                 0              0.50%             33.5%
12/31/2008                        0.72                 0                 0              0.50%            -39.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.25%             19.9%
12/31/2011                        1.02                 0                 0              0.25%             -5.4%
12/31/2010                        1.08                 0                 0              0.25%             11.7%
12/31/2009                        0.97                 0                 0              0.25%             33.8%
12/31/2008                        0.72                 0                 0              0.25%            -39.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25               873   $         1,091              0.00%             20.2%
12/31/2011                        1.04             1,054             1,096              0.00%             -5.1%
12/31/2010                        1.10             1,259             1,380              0.00%             12.0%
12/31/2009                        0.98               856               838              0.00%             34.1%
12/31/2008                        0.73               640               467              0.00%            -39.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.4%
                2010               0.7%
                2009               0.8%
                2008               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Funds Washington Mutual Investors Fund R4 Class - 939330841

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,781,857   $     1,799,217            57,345
                                                                         ===============   ===============
Receivables: investments sold                                    1,601
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,783,458
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,783,458         1,346,105   $          1.32
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
Total                                                  $     1,783,458         1,346,105
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        16,631
Mortality & expense charges                                                                         (7,243)
                                                                                           ---------------
Net investment income (loss)                                                                         9,388
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             5,335
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (17,383)
                                                                                           ---------------
Net gain (loss)                                                                                    (12,048)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (2,660)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,388   $                  7
Net realized gain (loss)                                                       5,335                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (17,383)                    21
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,660)                    28
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,283,787                    687
Cost of units redeemed                                                    (1,498,439)                     1
Account charges                                                                  (12)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,785,336                    688
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,782,676                    716
Net assets, beginning                                                            782                     66
                                                                --------------------   --------------------
Net assets, ending                                              $          1,783,458   $                782
                                                                ====================   ====================
Units sold                                                                 2,476,215                    598
Units redeemed                                                            (1,130,766)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,345,449                    598
Units outstanding, beginning                                                     656                     58
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,346,105                    656
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,284,538
Cost of units redeemed/account charges                                                           (1,498,450)
Net investment income (loss)                                                                          9,395
Net realized gain (loss)                                                                              5,335
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (17,360)
                                                                                       --------------------
Net assets                                                                             $          1,783,458
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32             1,346   $         1,783              1.25%             11.1%
12/31/2011                        1.19                 1                 1              1.25%              5.7%
12/31/2010                        1.13                 0                 0              1.25%             11.9%
12/31/2009                        1.01                 0                 0              1.25%              0.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              1.00%             11.4%
12/31/2011                        1.20                 0                 0              1.00%              5.9%
12/31/2010                        1.13                 0                 0              1.00%             12.2%
12/31/2009                        1.01                 0                 0              1.00%              0.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.75%             11.6%
12/31/2011                        1.20                 0                 0              0.75%              6.2%
12/31/2010                        1.13                 0                 0              0.75%             12.5%
12/31/2009                        1.01                 0                 0              0.75%              0.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.50%             11.9%
12/31/2011                        1.21                 0                 0              0.50%              6.5%
12/31/2010                        1.14                 0                 0              0.50%             12.8%
12/31/2009                        1.01                 0                 0              0.50%              0.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.25%             12.2%
12/31/2011                        1.22                 0                 0              0.25%              6.7%
12/31/2010                        1.14                 0                 0              0.25%             13.0%
12/31/2009                        1.01                 0                 0              0.25%              0.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.00%             12.5%
12/31/2011                        1.22                 0                 0              0.00%              7.0%
12/31/2010                        1.14                 0                 0              0.00%             13.3%
12/31/2009                        1.01                 0                 0              0.00%              0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               2.6%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      American Funds Washington Mutual Investors Fund R3 Class - 939330858

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,148,435   $     1,104,283            37,049
                                                                         ===============   ===============
Receivables: investments sold                                      828
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,149,263
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,075,831           819,794   $          1.31
Band 100                                                            --                --              1.32
Band 75                                                             --                --              1.33
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.35
Band 0                                                          73,432            53,872              1.36
                                                       ---------------   ---------------
Total                                                  $     1,149,263           873,666
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        15,568
Mortality & expense charges                                                                         (7,285)
                                                                                           ---------------
Net investment income (loss)                                                                         8,283
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,854
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                31,875
                                                                                           ---------------
Net gain (loss)                                                                                     42,729
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        51,012
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,283   $              1,551
Net realized gain (loss)                                                      10,854                  1,111
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          31,875                 11,267
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             51,012                 13,929
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,565,310                380,371
Cost of units redeemed                                                      (787,391)               (84,229)
Account charges                                                                 (189)                   (47)
                                                                --------------------   --------------------
Increase (decrease)                                                          777,730                296,095
                                                                --------------------   --------------------
Net increase (decrease)                                                      828,742                310,024
Net assets, beginning                                                        320,521                 10,497
                                                                --------------------   --------------------
Net assets, ending                                              $          1,149,263   $            320,521
                                                                ====================   ====================
Units sold                                                                 1,398,523                333,738
Units redeemed                                                              (795,214)               (72,709)
                                                                --------------------   --------------------
Net increase (decrease)                                                      603,309                261,029
Units outstanding, beginning                                                 270,357                  9,328
                                                                --------------------   --------------------
Units outstanding, ending                                                    873,666                270,357
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                DECEMBER 31, 2012

Proceeds from units sold                                                               $          1,955,067
Cost of units redeemed/account charges                                                             (871,856)
Net investment income (loss)                                                                          9,933
Net realized gain (loss)                                                                             11,967
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 44,152
                                                                                       --------------------
Net assets                                                                             $          1,149,263
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31               820   $         1,076              1.25%             10.7%
12/31/2011                        1.19               270               321              1.25%              5.4%
12/31/2010                        1.13                 9                10              1.25%             11.6%
12/31/2009                        1.01                 0                 0              1.25%              0.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              1.00%             11.0%
12/31/2011                        1.19                 0                 0              1.00%              5.6%
12/31/2010                        1.13                 0                 0              1.00%             11.8%
12/31/2009                        1.01                 0                 0              1.00%              0.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.75%             11.2%
12/31/2011                        1.20                 0                 0              0.75%              5.9%
12/31/2010                        1.13                 0                 0              0.75%             12.1%
12/31/2009                        1.01                 0                 0              0.75%              0.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.50%             11.5%
12/31/2011                        1.20                 0                 0              0.50%              6.1%
12/31/2010                        1.13                 0                 0              0.50%             12.4%
12/31/2009                        1.01                 0                 0              0.50%              0.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.25%             11.8%
12/31/2011                        1.21                 0                 0              0.25%              6.4%
12/31/2010                        1.14                 0                 0              0.25%             12.7%
12/31/2009                        1.01                 0                 0              0.25%              0.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                54   $            73              0.00%             12.1%
12/31/2011                        1.22                 0                 0              0.00%              6.7%
12/31/2010                        1.14                 0                 0              0.00%             13.0%
12/31/2009                        1.01                 0                 0              0.00%              0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               1.6%
                2010               3.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                       Ariel Appreciation Fund - 040337206

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       642,492   $       547,339            15,696
                                                                         ===============   ===============
Receivables: investments sold                                    1,388
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       643,880
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       643,880           415,120   $          1.55
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.62
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.70
Band 0                                                              --                --              1.77
                                                       ---------------   ---------------
Total                                                  $       643,880           415,120
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         5,130
Mortality & expense charges                                                                         (7,951)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,821)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            22,294
Realized gain distributions                                                                         62,802
Net change in unrealized appreciation (depreciation)                                                18,336
                                                                                           ---------------
Net gain (loss)                                                                                    103,432
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       100,611
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,821)  $             (5,802)
Net realized gain (loss)                                                      22,294                 (4,257)
Realized gain distributions                                                   62,802                  6,115
Net change in unrealized appreciation (depreciation)                          18,336                (52,849)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            100,611                (56,793)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      66,966                101,646
Cost of units redeemed                                                      (114,614)              (109,072)
Account charges                                                                 (144)                  (137)
                                                                --------------------   --------------------
Increase (decrease)                                                          (47,792)                (7,563)
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,819                (64,356)
Net assets, beginning                                                        591,061                655,417
                                                                --------------------   --------------------
Net assets, ending                                              $            643,880   $            591,061
                                                                ====================   ====================
Units sold                                                                    50,464                 70,957
Units redeemed                                                               (84,491)               (77,540)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,027)                (6,583)
Units outstanding, beginning                                                 449,147                455,730
                                                                --------------------   --------------------
Units outstanding, ending                                                    415,120                449,147
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,967,944
Cost of units redeemed/account charges                                                           (3,679,386)
Net investment income (loss)                                                                        (89,714)
Net realized gain (loss)                                                                            (94,632)
Realized gain distributions                                                                         444,515
Net change in unrealized appreciation (depreciation)                                                 95,153
                                                                                       --------------------
Net assets                                                                             $            643,880
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55               415   $           644              1.25%             17.9%
12/31/2011                        1.32               449               591              1.25%             -8.5%
12/31/2010                        1.44               456               655              1.25%             18.1%
12/31/2009                        1.22               449               547              1.25%             60.9%
12/31/2008                        0.76               510               386              1.25%            -41.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              1.00%             18.2%
12/31/2011                        1.34                 0                 0              1.00%             -8.3%
12/31/2010                        1.46                 0                 0              1.00%             18.4%
12/31/2009                        1.24                 0                 0              1.00%             61.3%
12/31/2008                        0.77                 0                 0              1.00%            -41.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.75%             18.5%
12/31/2011                        1.37                 0                 0              0.75%             -8.0%
12/31/2010                        1.49                 0                 0              0.75%             18.7%
12/31/2009                        1.26                 0                 0              0.75%             61.7%
12/31/2008                        0.78                 0                 0              0.75%            -41.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.50%             18.8%
12/31/2011                        1.40                 0                 0              0.50%             -7.8%
12/31/2010                        1.52                 0                 0              0.50%             19.0%
12/31/2009                        1.28                 0                 0              0.50%             62.1%
12/31/2008                        0.79                 0                 0              0.50%            -41.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.25%             19.1%
12/31/2011                        1.43                 0                 0              0.25%             -7.6%
12/31/2010                        1.55                 0                 0              0.25%             19.3%
12/31/2009                        1.30                 0                 0              0.25%             62.5%
12/31/2008                        0.80                 0                 0              0.25%            -40.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.77                 0   $             0              0.00%             19.4%
12/31/2011                        1.48                 0                 0              0.00%             -7.3%
12/31/2010                        1.60                 0                 0              0.00%             19.6%
12/31/2009                        1.34                 0                 0              0.00%             63.0%
12/31/2008                        0.82                 0                 0              0.00%            -40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.4%
                2010               0.0%
                2009               0.1%
                2008               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                             Ariel Fund - 040337107

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       989,231   $       753,568            19,316
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (50)
                                                       ---------------
Net assets                                             $       989,181
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       989,181           679,777   $          1.46
Band 100                                                            --                --              1.49
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.66
                                                       ---------------   ---------------
Total                                                  $       989,181           679,777
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,288
Mortality & expense charges                                                                        (11,505)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,217)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            24,144
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               130,224
                                                                                           ---------------
Net gain (loss)                                                                                    154,368
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       152,151
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,217)  $             (8,717)
Net realized gain (loss)                                                      24,144                  1,662
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         130,224                (95,507)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            152,151               (102,562)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     201,123                107,025
Cost of units redeemed                                                       (94,359)              (141,280)
Account charges                                                                 (144)                  (102)
                                                                --------------------   --------------------
Increase (decrease)                                                          106,620                (34,357)
                                                                --------------------   --------------------
Net increase (decrease)                                                      258,771               (136,919)
Net assets, beginning                                                        730,410                867,329
                                                                --------------------   --------------------
Net assets, ending                                              $            989,181   $            730,410
                                                                ====================   ====================
Units sold                                                                   161,293                 83,869
Units redeemed                                                               (77,938)              (107,558)
                                                                --------------------   --------------------
Net increase (decrease)                                                       83,355                (23,689)
Units outstanding, beginning                                                 596,422                620,111
                                                                --------------------   --------------------
Units outstanding, ending                                                    679,777                596,422
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,393,992
Cost of units redeemed/account charges                                                           (3,738,306)
Net investment income (loss)                                                                        (94,416)
Net realized gain (loss)                                                                           (185,879)
Realized gain distributions                                                                         378,127
Net change in unrealized appreciation (depreciation)                                                235,663
                                                                                       --------------------
Net assets                                                                             $            989,181
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46               680   $           989              1.25%             18.8%
12/31/2011                        1.22               596               730              1.25%            -12.4%
12/31/2010                        1.40               620               867              1.25%             24.4%
12/31/2009                        1.12               583               656              1.25%             61.4%
12/31/2008                        0.70               700               487              1.25%            -48.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              1.00%             19.1%
12/31/2011                        1.25                 0                 0              1.00%            -12.2%
12/31/2010                        1.42                 0                 0              1.00%             24.7%
12/31/2009                        1.14                 0                 0              1.00%             61.8%
12/31/2008                        0.71                 0                 0              1.00%            -48.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.75%             19.4%
12/31/2011                        1.28                 0                 0              0.75%            -12.0%
12/31/2010                        1.45                 0                 0              0.75%             25.0%
12/31/2009                        1.16                 0                 0              0.75%             62.2%
12/31/2008                        0.72                 0                 0              0.75%            -48.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.50%             19.7%
12/31/2011                        1.30                 0                 0              0.50%            -11.8%
12/31/2010                        1.48                 0                 0              0.50%             25.3%
12/31/2009                        1.18                 0                 0              0.50%             62.6%
12/31/2008                        0.72                 0                 0              0.50%            -48.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.25%             20.0%
12/31/2011                        1.33                 0                 0              0.25%            -11.6%
12/31/2010                        1.50                 0                 0              0.25%             25.7%
12/31/2009                        1.20                 0                 0              0.25%             63.0%
12/31/2008                        0.73                 0                 0              0.25%            -48.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.00%             20.3%
12/31/2011                        1.38                 0                 0              0.00%            -11.3%
12/31/2010                        1.56                 0                 0              0.00%             26.0%
12/31/2009                        1.24                 0                 0              0.00%             63.4%
12/31/2008                        0.76                 0                 0              0.00%            -48.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               0.2%
                2010               0.0%
                2009               0.0%
                2008               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            BlackRock Equity Dividend Institutional Class - 09251M504

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       127,349   $       129,217             6,393
                                                                         ===============   ===============
Receivables: investments sold                                       72
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       127,421
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       127,421           117,902   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
Total                                                  $       127,421           117,902
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,095
Mortality & expense charges                                                                           (504)
                                                                                           ---------------
Net investment income (loss)                                                                         1,591
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (655)
Realized gain distributions                                                                             34
Net change in unrealized appreciation (depreciation)                                                (1,868)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,489)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $          (898)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,591   $                 --
Net realized gain (loss)                                                        (655)                    --
Realized gain distributions                                                       34                     --
Net change in unrealized appreciation (depreciation)                          (1,868)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (898)                    --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     421,275                     --
Cost of units redeemed                                                      (292,956)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          128,319                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      127,421                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            127,421   $                 --
                                                                ====================   ====================
Units sold                                                                   388,880                     --
Units redeemed                                                              (270,978)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      117,902                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    117,902                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            421,275
Cost of units redeemed/account charges                                                             (292,956)
Net investment income (loss)                                                                          1,591
Net realized gain (loss)                                                                               (655)
Realized gain distributions                                                                              34
Net change in unrealized appreciation (depreciation)                                                 (1,868)
                                                                                       --------------------
Net assets                                                                             $            127,421
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08               118   $           127              1.25%              8.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              8.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              8.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              8.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.00%              8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 BlackRock Global Allocation R Class - 09251T400

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,170,451   $     3,048,923           166,267
                                                                         ===============   ===============
Receivables: investments sold                                    3,591
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,174,042
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,820,355         2,098,213   $          1.34
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                         353,687           251,336              1.41
                                                       ---------------   ---------------
Total                                                  $     3,174,042         2,349,549
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        26,192
Mortality & expense charges                                                                        (30,278)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,086)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,150
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               196,634
                                                                                           ---------------
Net gain (loss)                                                                                    198,784
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       194,698
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,086)  $             14,032
Net realized gain (loss)                                                       2,150                  7,786
Realized gain distributions                                                       --                 22,905
Net change in unrealized appreciation (depreciation)                         196,634               (144,779)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            194,698               (100,056)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,667,297              1,465,762
Cost of units redeemed                                                      (801,287)              (332,386)
Account charges                                                                 (919)                  (551)
                                                                --------------------   --------------------
Increase (decrease)                                                          865,091              1,132,825
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,059,789              1,032,769
Net assets, beginning                                                      2,114,253              1,081,484
                                                                --------------------   --------------------
Net assets, ending                                              $          3,174,042   $          2,114,253
                                                                ====================   ====================
Units sold                                                                 1,530,337              1,196,864
Units redeemed                                                              (875,698)              (322,855)
                                                                --------------------   --------------------
Net increase (decrease)                                                      654,639                874,009
Units outstanding, beginning                                               1,694,910                820,901
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,349,549              1,694,910
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,386,698
Cost of units redeemed/account charges                                                           (1,381,240)
Net investment income (loss)                                                                         13,647
Net realized gain (loss)                                                                             10,504
Realized gain distributions                                                                          22,905
Net change in unrealized appreciation (depreciation)                                                121,528
                                                                                       --------------------
Net assets                                                                             $          3,174,042
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34             2,098   $         2,820              1.25%              8.3%
12/31/2011                        1.24             1,462             1,815              1.25%             -5.2%
12/31/2010                        1.31               593               777              1.25%              8.1%
12/31/2009                        1.21               243               295              1.25%             21.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              1.00%              8.5%
12/31/2011                        1.25                 0                 0              1.00%             -5.0%
12/31/2010                        1.32                 0                 0              1.00%              8.4%
12/31/2009                        1.21                 0                 0              1.00%             21.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.75%              8.8%
12/31/2011                        1.26                 0                 0              0.75%             -4.7%
12/31/2010                        1.32                 0                 0              0.75%              8.6%
12/31/2009                        1.22                 0                 0              0.75%             21.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.50%              9.1%
12/31/2011                        1.27                 0                 0              0.50%             -4.5%
12/31/2010                        1.33                 0                 0              0.50%              8.9%
12/31/2009                        1.22                 0                 0              0.50%             21.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.25%              9.3%
12/31/2011                        1.28                 0                 0              0.25%             -4.3%
12/31/2010                        1.33                 0                 0              0.25%              9.2%
12/31/2009                        1.22                 0                 0              0.25%             22.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41               251   $           354              0.00%              9.6%
12/31/2011                        1.28               233               299              0.00%             -4.0%
12/31/2010                        1.34               228               304              0.00%              9.5%
12/31/2009                        1.22                 0                 0              0.00%             22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.0%
                2011               1.8%
                2010               1.4%
                2009               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           BlackRock Global Allocation Institutional Class - 09251T509

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       921,252   $       876,719            46,092
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,230)
                                                       ---------------
Net assets                                             $       914,022
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       914,022           664,772   $          1.37
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.40
Band 50                                                             --                --              1.41
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
Total                                                  $       914,022           664,772
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        12,537
Mortality & expense charges                                                                        (10,234)
                                                                                           ---------------
Net investment income (loss)                                                                         2,303
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,514
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                58,506
                                                                                           ---------------
Net gain (loss)                                                                                     63,020
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        65,323
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,303   $              5,435
Net realized gain (loss)                                                       4,514                    906
Realized gain distributions                                                       --                  6,369
Net change in unrealized appreciation (depreciation)                          58,506                (33,372)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             65,323                (20,662)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     358,641                330,843
Cost of units redeemed                                                      (148,805)               (11,996)
Account charges                                                                 (160)                   (70)
                                                                --------------------   --------------------
Increase (decrease)                                                          209,676                318,777
                                                                --------------------   --------------------
Net increase (decrease)                                                      274,999                298,115
Net assets, beginning                                                        639,023                340,908
                                                                --------------------   --------------------
Net assets, ending                                              $            914,022   $            639,023
                                                                ====================   ====================
Units sold                                                                   271,537                258,190
Units redeemed                                                              (113,171)                (9,446)
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,366                248,744
Units outstanding, beginning                                                 506,406                257,662
                                                                --------------------   --------------------
Units outstanding, ending                                                    664,772                506,406
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,065,861
Cost of units redeemed/account charges                                                             (218,150)
Net investment income (loss)                                                                          9,173
Net realized gain (loss)                                                                              6,236
Realized gain distributions                                                                           6,369
Net change in unrealized appreciation (depreciation)                                                 44,533
                                                                                       --------------------
Net assets                                                                             $            914,022
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37               665   $           914              1.25%              9.0%
12/31/2011                        1.26               506               639              1.25%             -4.6%
12/31/2010                        1.32               258               341              1.25%              8.8%
12/31/2009                        1.22                 7                 8              1.25%             21.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              1.00%              9.2%
12/31/2011                        1.27                 0                 0              1.00%             -4.4%
12/31/2010                        1.33                 0                 0              1.00%              9.1%
12/31/2009                        1.22                 0                 0              1.00%             21.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.75%              9.5%
12/31/2011                        1.28                 0                 0              0.75%             -4.1%
12/31/2010                        1.33                 0                 0              0.75%              9.3%
12/31/2009                        1.22                 0                 0              0.75%             22.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.50%              9.8%
12/31/2011                        1.29                 0                 0              0.50%             -3.9%
12/31/2010                        1.34                 0                 0              0.50%              9.6%
12/31/2009                        1.22                 0                 0              0.50%             22.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.25%             10.1%
12/31/2011                        1.30                 0                 0              0.25%             -3.7%
12/31/2010                        1.35                 0                 0              0.25%              9.9%
12/31/2009                        1.22                 0                 0              0.25%             22.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.00%             10.3%
12/31/2011                        1.30                 0                 0              0.00%             -3.4%
12/31/2010                        1.35                 0                 0              0.00%             10.2%
12/31/2009                        1.23                 0                 0              0.00%             22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               2.1%
                2010               2.5%
                2009               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              BlackRock GNMA Service Class - 091929711 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.25%              1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.00%              1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%              1.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        BlackRock Small Cap Growth Equity Institutional Class - 091928101

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,345,308   $     1,381,592            58,099
                                                                         ===============   ===============
Receivables: investments sold                                    6,662
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,351,970
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,351,970           796,065   $          1.70
Band 100                                                            --                --              1.71
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.76
Band 0                                                              --                --              1.78
                                                       ---------------   ---------------
Total                                                  $     1,351,970           796,065
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,704
Mortality & expense charges                                                                        (16,866)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,162)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            44,578
Realized gain distributions                                                                        140,155
Net change in unrealized appreciation (depreciation)                                               (66,347)
                                                                                           ---------------
Net gain (loss)                                                                                    118,386
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       105,224
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,162)  $             (6,850)
Net realized gain (loss)                                                      44,578                 49,489
Realized gain distributions                                                  140,155                 29,183
Net change in unrealized appreciation (depreciation)                         (66,347)               (40,062)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            105,224                 31,760
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     562,306              1,874,926
Cost of units redeemed                                                      (470,727)            (1,127,182)
Account charges                                                                 (666)                  (371)
                                                                --------------------   --------------------
Increase (decrease)                                                           90,913                747,373
                                                                --------------------   --------------------
Net increase (decrease)                                                      196,137                779,133
Net assets, beginning                                                      1,155,833                376,700
                                                                --------------------   --------------------
Net assets, ending                                              $          1,351,970   $          1,155,833
                                                                ====================   ====================
Units sold                                                                   337,258              1,249,141
Units redeemed                                                              (287,627)              (743,480)
                                                                --------------------   --------------------
Net increase (decrease)                                                       49,631                505,661
Units outstanding, beginning                                                 746,434                240,773
                                                                --------------------   --------------------
Units outstanding, ending                                                    796,065                746,434
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,819,427
Cost of units redeemed/account charges                                                           (1,675,441)
Net investment income (loss)                                                                        (22,801)
Net realized gain (loss)                                                                             97,731
Realized gain distributions                                                                         169,338
Net change in unrealized appreciation (depreciation)                                                (36,284)
                                                                                       --------------------
Net assets                                                                             $          1,351,970
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70               796   $         1,352              1.25%              9.7%
12/31/2011                        1.55               746             1,156              1.25%             -1.0%
12/31/2010                        1.56               241               377              1.25%             21.5%
12/31/2009                        1.29               121               155              1.25%             28.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              1.00%             10.0%
12/31/2011                        1.56                 0                 0              1.00%             -0.8%
12/31/2010                        1.57                 0                 0              1.00%             21.8%
12/31/2009                        1.29                 0                 0              1.00%             28.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73                 0   $             0              0.75%             10.2%
12/31/2011                        1.57                 0                 0              0.75%             -0.5%
12/31/2010                        1.58                 0                 0              0.75%             22.1%
12/31/2009                        1.29                 0                 0              0.75%             29.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.50%             10.5%
12/31/2011                        1.58                 0                 0              0.50%             -0.3%
12/31/2010                        1.58                 0                 0              0.50%             22.5%
12/31/2009                        1.29                 0                 0              0.50%             29.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.76                 0   $             0              0.25%             10.8%
12/31/2011                        1.59                 0                 0              0.25%              0.0%
12/31/2010                        1.59                 0                 0              0.25%             22.8%
12/31/2009                        1.30                 0                 0              0.25%             29.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78                 0   $             0              0.00%             11.1%
12/31/2011                        1.60                 0                 0              0.00%              0.2%
12/31/2010                        1.60                 0                 0              0.00%             23.1%
12/31/2009                        1.30                 0                 0              0.00%             29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.3%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Calvert Equity Portfolio A Class - 131618308

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,737,882   $     2,536,320            71,407
                                                                         ===============   ===============
Receivables: investments sold                                    7,036
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,744,918
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,372,103         1,664,503   $          1.43
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.49
Band 50                                                          3,524             2,307              1.53
Band 25                                                             --                --              1.56
Band 0                                                         369,291           227,016              1.63
                                                       ---------------   ---------------
Total                                                  $     2,744,918         1,893,826
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           523
Mortality & expense charges                                                                        (24,234)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,711)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            46,908
Realized gain distributions                                                                          3,702
Net change in unrealized appreciation (depreciation)                                               235,014
                                                                                           ---------------
Net gain (loss)                                                                                    285,624
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       261,913
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,711)  $            (12,830)
Net realized gain (loss)                                                      46,908                (27,369)
Realized gain distributions                                                    3,702                 68,140
Net change in unrealized appreciation (depreciation)                         235,014                (99,154)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            261,913                (71,213)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,094,177              1,421,160
Cost of units redeemed                                                    (1,061,955)              (632,311)
Account charges                                                                 (710)                  (238)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,031,512                788,611
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,293,425                717,398
Net assets, beginning                                                      1,451,493                734,095
                                                                --------------------   --------------------
Net assets, ending                                              $          2,744,918   $          1,451,493
                                                                ====================   ====================
Units sold                                                                 1,715,787              1,097,569
Units redeemed                                                              (983,746)              (503,166)
                                                                --------------------   --------------------
Net increase (decrease)                                                      732,041                594,403
Units outstanding, beginning                                               1,161,785                567,382
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,893,826              1,161,785
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,391,366
Cost of units redeemed/account charges                                                           (3,023,933)
Net investment income (loss)                                                                        (81,499)
Net realized gain (loss)                                                                             96,428
Realized gain distributions                                                                         160,994
Net change in unrealized appreciation (depreciation)                                                201,562
                                                                                       --------------------
Net assets                                                                             $          2,744,918
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43             1,665   $         2,372              1.25%             14.1%
12/31/2011                        1.25             1,160             1,449              1.25%             -3.4%
12/31/2010                        1.29               567               734              1.25%             15.8%
12/31/2009                        1.12               504               563              1.25%             31.8%
12/31/2008                        0.85               440               373              1.25%            -36.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              1.00%             14.4%
12/31/2011                        1.28                 0                 0              1.00%             -3.2%
12/31/2010                        1.32                 0                 0              1.00%             16.1%
12/31/2009                        1.14                 0                 0              1.00%             32.1%
12/31/2008                        0.86                 0                 0              1.00%            -36.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.75%             14.7%
12/31/2011                        1.30                 0                 0              0.75%             -3.0%
12/31/2010                        1.34                 0                 0              0.75%             16.4%
12/31/2009                        1.15                 0                 0              0.75%             32.4%
12/31/2008                        0.87                 0                 0              0.75%            -36.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 2   $             4              0.50%             14.9%
12/31/2011                        1.33                 2                 3              0.50%             -2.7%
12/31/2010                        1.37                 0                 0              0.50%             16.6%
12/31/2009                        1.17                 0                 0              0.50%             32.7%
12/31/2008                        0.88                 0                 0              0.50%            -35.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.25%             15.2%
12/31/2011                        1.36                 0                 0              0.25%             -2.5%
12/31/2010                        1.39                 0                 0              0.25%             16.9%
12/31/2009                        1.19                 0                 0              0.25%             33.1%
12/31/2008                        0.89                 0                 0              0.25%            -35.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63               227   $           369              0.00%             15.5%
12/31/2011                        1.41                 0                 0              0.00%             -2.2%
12/31/2010                        1.44                 0                 0              0.00%             17.2%
12/31/2009                        1.23                 0                 0              0.00%             33.4%
12/31/2008                        0.92                 0                 0              0.00%            -35.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     Calvert Income Fund A Class - 131582207

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,154,649   $     1,135,824            69,392
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,046)
                                                       ---------------
Net assets                                             $     1,152,603
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,152,603           772,035   $          1.49
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.64
Band 0                                                              --                --              1.70
                                                       ---------------   ---------------
Total                                                  $     1,152,603           772,035
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       330,102
Mortality & expense charges                                                                       (127,719)
                                                                                           ---------------
Net investment income (loss)                                                                       202,383
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           537,892
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,015)
                                                                                           ---------------
Net gain (loss)                                                                                    536,877
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       739,260
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            202,383   $            206,808
Net realized gain (loss)                                                     537,892                (41,676)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,015)               (47,642)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            739,260                117,490
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,599,899              1,877,670
Cost of units redeemed                                                   (11,329,584)            (1,189,433)
Account charges                                                               (2,335)                (2,645)
                                                                --------------------   --------------------
Increase (decrease)                                                       (9,732,020)               685,592
                                                                --------------------   --------------------
Net increase (decrease)                                                   (8,992,760)               803,082
Net assets, beginning                                                     10,145,363              9,342,281
                                                                --------------------   --------------------
Net assets, ending                                              $          1,152,603   $         10,145,363
                                                                ====================   ====================
Units sold                                                                 1,080,075              1,428,134
Units redeemed                                                            (7,649,225)              (939,087)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,569,150)               489,047
Units outstanding, beginning                                               7,341,185              6,852,138
                                                                --------------------   --------------------
Units outstanding, ending                                                    772,035              7,341,185
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         26,389,418
Cost of units redeemed/account charges                                                          (27,406,694)
Net investment income (loss)                                                                      2,029,763
Net realized gain (loss)                                                                           (264,988)
Realized gain distributions                                                                         386,279
Net change in unrealized appreciation (depreciation)                                                 18,825
                                                                                       --------------------
Net assets                                                                             $          1,152,603
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49               772   $         1,153              1.25%              8.0%
12/31/2011                        1.38             7,341            10,145              1.25%              1.4%
12/31/2010                        1.36             6,852             9,342              1.25%              5.1%
12/31/2009                        1.30             8,111            10,520              1.25%             15.0%
12/31/2008                        1.13             8,419             9,497              1.25%            -13.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              1.00%              8.3%
12/31/2011                        1.41                 0                 0              1.00%              1.6%
12/31/2010                        1.39                 0                 0              1.00%              5.4%
12/31/2009                        1.32                 0                 0              1.00%             15.3%
12/31/2008                        1.14                 0                 0              1.00%            -12.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%              8.6%
12/31/2011                        1.44                 0                 0              0.75%              1.9%
12/31/2010                        1.41                 0                 0              0.75%              5.7%
12/31/2009                        1.34                 0                 0              0.75%             15.5%
12/31/2008                        1.16                 0                 0              0.75%            -12.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.50%              8.8%
12/31/2011                        1.47                 0                 0              0.50%              2.1%
12/31/2010                        1.44                 0                 0              0.50%              5.9%
12/31/2009                        1.36                 0                 0              0.50%             15.8%
12/31/2008                        1.17                 0                 0              0.50%            -12.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.25%              9.1%
12/31/2011                        1.50                 0                 0              0.25%              2.4%
12/31/2010                        1.47                 0                 0              0.25%              6.2%
12/31/2009                        1.38                 0                 0              0.25%             16.1%
12/31/2008                        1.19                 0                 0              0.25%            -12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.00%              9.4%
12/31/2011                        1.56                 0                 0              0.00%              2.6%
12/31/2010                        1.52                 0                 0              0.00%              6.4%
12/31/2009                        1.43                 0                 0              0.00%             16.4%
12/31/2008                        1.22                 0                 0              0.00%            -12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.8%
                2011               3.4%
                2010               3.2%
                2009               3.9%
                2008               5.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Calvert Small Cap A Class - 13161P508

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       188,570   $       167,722            10,106
                                                                         ===============   ===============
Receivables: investments sold                                        8
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       188,578
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       188,578           161,348   $          1.17
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $       188,578           161,348
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,500
Mortality & expense charges                                                                         (2,263)
                                                                                           ---------------
Net investment income (loss)                                                                           237
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,743
Realized gain distributions                                                                          5,179
Net change in unrealized appreciation (depreciation)                                                15,607
                                                                                           ---------------
Net gain (loss)                                                                                     22,529
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        22,766
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                237   $             (1,894)
Net realized gain (loss)                                                       1,743                  1,114
Realized gain distributions                                                    5,179                     --
Net change in unrealized appreciation (depreciation)                          15,607                (11,755)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             22,766                (12,535)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      14,589                 11,607
Cost of units redeemed                                                       (15,283)               (25,579)
Account charges                                                                  (22)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                             (716)               (13,972)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,050                (26,507)
Net assets, beginning                                                        166,528                193,035
                                                                --------------------   --------------------
Net assets, ending                                              $            188,578   $            166,528
                                                                ====================   ====================
Units sold                                                                    13,373                 10,958
Units redeemed                                                               (14,253)               (25,104)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (880)               (14,146)
Units outstanding, beginning                                                 162,228                176,374
                                                                --------------------   --------------------
Units outstanding, ending                                                    161,348                162,228
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            203,146
Cost of units redeemed/account charges                                                              (41,402)
Net investment income (loss)                                                                         (2,081)
Net realized gain (loss)                                                                              2,888
Realized gain distributions                                                                           5,179
Net change in unrealized appreciation (depreciation)                                                 20,848
                                                                                       --------------------
Net assets                                                                             $            188,578
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/14/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17               161   $           189              1.25%             13.9%
12/31/2011                        1.03               162               167              1.25%             -6.2%
12/31/2010                        1.09               176               193              1.25%              9.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              1.00%             14.1%
12/31/2011                        1.03                 0                 0              1.00%             -6.0%
12/31/2010                        1.10                 0                 0              1.00%              9.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             14.4%
12/31/2011                        1.03                 0                 0              0.75%             -5.7%
12/31/2010                        1.10                 0                 0              0.75%              9.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             14.7%
12/31/2011                        1.04                 0                 0              0.50%             -5.5%
12/31/2010                        1.10                 0                 0              0.50%              9.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             15.0%
12/31/2011                        1.04                 0                 0              0.25%             -5.3%
12/31/2010                        1.10                 0                 0              0.25%              9.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             15.3%
12/31/2011                        1.04                 0                 0              0.00%             -5.0%
12/31/2010                        1.10                 0                 0              0.00%              9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               0.2%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Calvert VP SRI Mid Cap Growth A Class - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,442,643   $     6,050,476           195,381
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (61,481)
                                                       ---------------
Net assets                                             $     6,381,162
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,381,162         2,170,573   $          2.94
Band 100                                                            --                --              3.01
Band 75                                                             --                --              3.08
Band 50                                                             --                --              3.15
Band 25                                                             --                --              3.22
Band 0                                                              --                --              3.67
                                                       ---------------   ---------------
Total                                                  $     6,381,162         2,170,573
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (81,300)
                                                                                           ---------------
Net investment income (loss)                                                                       (81,300)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           296,750
Realized gain distributions                                                                        730,746
Net change in unrealized appreciation (depreciation)                                                (6,398)
                                                                                           ---------------
Net gain (loss)                                                                                  1,021,098
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       939,798
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (81,300)  $            (82,989)
Net realized gain (loss)                                                     296,750                412,620
Realized gain distributions                                                  730,746                390,940
Net change in unrealized appreciation (depreciation)                          (6,398)              (685,707)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            939,798                 34,864
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,417,738              2,229,244
Cost of units redeemed                                                    (2,331,567)            (2,026,675)
Account charges                                                               (3,397)                (2,669)
                                                                --------------------   --------------------
Increase (decrease)                                                         (917,226)               199,900
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,572                234,764
Net assets, beginning                                                      6,358,590              6,123,826
                                                                --------------------   --------------------
Net assets, ending                                              $          6,381,162   $          6,358,590
                                                                ====================   ====================
Units sold                                                                   533,539                876,379
Units redeemed                                                              (856,751)              (809,773)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (323,212)                66,606
Units outstanding, beginning                                               2,493,785              2,427,179
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,170,573              2,493,785
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        159,145,434
Cost of units redeemed/account charges                                                         (155,258,333)
Net investment income (loss)                                                                      1,239,403
Net realized gain (loss)                                                                           (434,442)
Realized gain distributions                                                                       1,296,933
Net change in unrealized appreciation (depreciation)                                                392,167
                                                                                       --------------------
Net assets                                                                             $          6,381,162
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.94             2,171   $         6,381              1.25%             15.3%
12/31/2011                        2.55             2,494             6,359              1.25%              1.1%
12/31/2010                        2.52             2,427             6,124              1.25%             29.8%
12/31/2009                        1.94             2,423             4,709              1.25%             30.4%
12/31/2008                        1.49             2,589             3,858              1.25%            -38.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.01                 0   $             0              1.00%             15.6%
12/31/2011                        2.60                 0                 0              1.00%              1.3%
12/31/2010                        2.57                 0                 0              1.00%             30.2%
12/31/2009                        1.97                 0                 0              1.00%             30.7%
12/31/2008                        1.51                 0                 0              1.00%            -37.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.08                 0   $             0              0.75%             15.9%
12/31/2011                        2.66                 0                 0              0.75%              1.6%
12/31/2010                        2.62                 0                 0              0.75%             30.5%
12/31/2009                        2.00                 0                 0              0.75%             31.0%
12/31/2008                        1.53                 0                 0              0.75%            -37.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.15                 0   $             0              0.50%             16.2%
12/31/2011                        2.71                 0                 0              0.50%              1.8%
12/31/2010                        2.66                 0                 0              0.50%             30.8%
12/31/2009                        2.04                 0                 0              0.50%             31.4%
12/31/2008                        1.55                 0                 0              0.50%            -37.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.22                 0   $             0              0.25%             16.5%
12/31/2011                        2.77                 0                 0              0.25%              2.1%
12/31/2010                        2.71                 0                 0              0.25%             31.1%
12/31/2009                        2.07                 0                 0              0.25%             31.7%
12/31/2008                        1.57                 0                 0              0.25%            -37.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.67                 0   $             0              0.00%             16.8%
12/31/2011                        3.14                 0                 0              0.00%              2.3%
12/31/2010                        3.07                 0                 0              0.00%             31.5%
12/31/2009                        2.34                 0                 0              0.00%             32.0%
12/31/2008                        1.77                 0                 0              0.00%            -37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Columbia Acorn International Z Class - 197199813

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        12,308   $        12,195               301
                                                                         ===============   ===============
Receivables: investments sold                                        6
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        12,314
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        12,314            10,679   $          1.15
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $        12,314            10,679
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           190
Mortality & expense charges                                                                            (30)
                                                                                           ---------------
Net investment income (loss)                                                                           160
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   113
                                                                                           ---------------
Net gain (loss)                                                                                        113
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           273
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                160   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             113                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                273                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      12,041                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           12,041                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,314                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             12,314   $                 --
                                                                ====================   ====================
Units sold                                                                    10,679                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,679                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,679                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             12,041
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            160
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    113
                                                                                       --------------------
Net assets                                                                             $             12,314
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                11   $            12              1.25%             15.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             15.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             15.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%             15.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             16.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%             16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Columbia Acorn International A Class - 197199847

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           648   $           633                15
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           648
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           648               563   $          1.15
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $           648               563
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             4
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             4
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    15
                                                                                           ---------------
Net gain (loss)                                                                                         15
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            19
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  4   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              15                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 19                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         629                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              629                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          648                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                648   $                 --
                                                                ====================   ====================
Units sold                                                                       563                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          563                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        563                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                629
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              4
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     15
                                                                                       --------------------
Net assets                                                                             $                648
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 1   $             1              1.25%             15.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             15.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.75%             15.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%             15.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             15.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Columbia Emerging Markets Bond Z Class - 19763P127 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.21
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each o the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.25%             19.2%
12/31/2011                        1.01                 0                 0              1.25%              1.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.00%             19.5%
12/31/2011                        1.01                 0                 0              1.00%              1.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.75%             19.8%
12/31/2011                        1.02                 0                 0              0.75%              1.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.50%             20.1%
12/31/2011                        1.02                 0                 0              0.50%              1.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%             20.4%
12/31/2011                        1.02                 0                 0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.00%             20.7%
12/31/2011                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Columbia Emerging Markets Bond A Class - 19763P184

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,686   $         1,674               133
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,686
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,686             1,398   $          1.21
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
Total                                                  $         1,686             1,398
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            11
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                             9
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             10
Net change in unrealized appreciation (depreciation)                                                    12
                                                                                           ---------------
Net gain (loss)                                                                                         22
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            31
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  9   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       10                     --
Net change in unrealized appreciation (depreciation)                              12                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 31                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       1,655                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,655                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,686                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              1,686   $                 --
                                                                ====================   ====================
Units sold                                                                     1,398                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,398                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,398                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              1,655
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              9
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              10
Net change in unrealized appreciation (depreciation)                                                     12
                                                                                       --------------------
Net assets                                                                             $              1,686
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 1   $             2              1.25%             18.9%
12/31/2011                        1.01                 0                 0              1.25%              1.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.00%             19.2%
12/31/2011                        1.01                 0                 0              1.00%              1.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.75%             19.5%
12/31/2011                        1.02                 0                 0              0.75%              1.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.50%             19.8%
12/31/2011                        1.02                 0                 0              0.50%              1.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%             20.1%
12/31/2011                        1.02                 0                 0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.00%             20.4%
12/31/2011                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Columbia Mid Cap Index Fund A Class - 19765J509

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,397,125   $     8,189,491           710,782
                                                                         ===============   ===============
Receivables: investments sold                                   25,647
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,422,772
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,891,981         6,729,162   $          1.17
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.23
Band 0                                                         530,791           424,448              1.25
                                                       ---------------   ---------------
Total                                                  $     8,422,772         7,153,610
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        97,024
Mortality & expense charges                                                                        (83,750)
                                                                                           ---------------
Net investment income (loss)                                                                        13,274
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            27,116
Realized gain distributions                                                                        348,459
Net change in unrealized appreciation (depreciation)                                               569,446
                                                                                           ---------------
Net gain (loss)                                                                                    945,021
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       958,295
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,274   $            (14,089)
Net realized gain (loss)                                                      27,116                189,727
Realized gain distributions                                                  348,459                224,857
Net change in unrealized appreciation (depreciation)                         569,446               (654,999)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            958,295               (254,504)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,871,725              4,332,003
Cost of units redeemed                                                    (1,630,570)            (2,440,833)
Account charges                                                               (2,944)                (1,723)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,238,211              1,889,447
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,196,506              1,634,943
Net assets, beginning                                                      5,226,266              3,591,323
                                                                --------------------   --------------------
Net assets, ending                                              $          8,422,772   $          5,226,266
                                                                ====================   ====================
Units sold                                                                 3,735,063              4,062,858
Units redeemed                                                            (1,726,568)            (2,330,705)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,008,495              1,732,153
Units outstanding, beginning                                               5,145,115              3,412,962
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,153,610              5,145,115
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         13,082,477
Cost of units redeemed/account charges                                                           (5,698,523)
Net investment income (loss)                                                                         10,966
Net realized gain (loss)                                                                            233,748
Realized gain distributions                                                                         586,470
Net change in unrealized appreciation (depreciation)                                                207,634
                                                                                       --------------------
Net assets                                                                             $          8,422,772
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17             6,729   $         7,892              1.25%             15.8%
12/31/2011                        1.01             4,820             4,880              1.25%             -3.4%
12/31/2010                        1.05             3,023             3,167              1.25%             24.5%
12/31/2009                        0.84               121               102              1.25%             35.1%
12/31/2008                        0.62                 0                 0              1.25%            -37.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              1.00%             16.1%
12/31/2011                        1.02                 0                 0              1.00%             -3.1%
12/31/2010                        1.06                 0                 0              1.00%             24.8%
12/31/2009                        0.85                 0                 0              1.00%             35.4%
12/31/2008                        0.62                 0                 0              1.00%            -36.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.75%             16.4%
12/31/2011                        1.03                 0                 0              0.75%             -2.9%
12/31/2010                        1.06                 0                 0              0.75%             25.1%
12/31/2009                        0.85                 0                 0              0.75%             35.8%
12/31/2008                        0.63                 0                 0              0.75%            -36.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.50%             16.7%
12/31/2011                        1.04                 0                 0              0.50%             -2.6%
12/31/2010                        1.07                 0                 0              0.50%             25.4%
12/31/2009                        0.86                 0                 0              0.50%             36.1%
12/31/2008                        0.63                 0                 0              0.50%            -36.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.25%             17.0%
12/31/2011                        1.06                 0                 0              0.25%             -2.4%
12/31/2010                        1.08                 0                 0              0.25%             25.7%
12/31/2009                        0.86                 0                 0              0.25%             36.4%
12/31/2008                        0.63                 0                 0              0.25%            -36.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25               424   $           531              0.00%             17.3%
12/31/2011                        1.07               325               346              0.00%             -2.1%
12/31/2010                        1.09               390               425              0.00%             26.0%
12/31/2009                        0.86                 0                 0              0.00%             36.8%
12/31/2008                        0.63                 0                 0              0.00%            -36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               0.9%
                2010               1.2%
                2009               1.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Columbia Multi-Advisor Small Cap Value Z Class - 19766G629 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.23
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                                                   --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.25%             15.6%
12/31/2011                        1.06                 0                 0              1.25%              6.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%             15.9%
12/31/2011                        1.06                 0                 0              1.00%              6.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             16.2%
12/31/2011                        1.06                 0                 0              0.75%              6.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%             16.5%
12/31/2011                        1.06                 0                 0              0.50%              6.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%             16.8%
12/31/2011                        1.06                 0                 0              0.25%              6.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.00%             17.1%
12/31/2011                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Columbia Multi-Advisor Small Cap Value A Class - 19766G710

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         2,753   $         2,594               446
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         2,753
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         2,753             2,251   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
Total                                                  $         2,753             2,251
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             1
Mortality & expense charges                                                                            (35)
                                                                                           ---------------
Net investment income (loss)                                                                           (34)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               514
Realized gain distributions                                                                             15
Net change in unrealized appreciation (depreciation)                                                   159
                                                                                           ---------------
Net gain (loss)                                                                                        688
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           654
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (34)  $                 --
Net realized gain (loss)                                                         514                     --
Realized gain distributions                                                       15                     --
Net change in unrealized appreciation (depreciation)                             159                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                654                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       7,706                     --
Cost of units redeemed                                                        (5,607)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,099                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,753                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              2,753   $                 --
                                                                ====================   ====================
Units sold                                                                     7,106                     --
Units redeemed                                                                (4,855)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,251                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,251                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              7,706
Cost of units redeemed/account charges                                                               (5,607)
Net investment income (loss)                                                                            (34)
Net realized gain (loss)                                                                                514
Realized gain distributions                                                                              15
Net change in unrealized appreciation (depreciation)                                                    159
                                                                                       --------------------
Net assets                                                                             $              2,753
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 2   $             3              1.25%             15.2%
12/31/2011                        1.06                 0                 0              1.25%              6.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%             15.5%
12/31/2011                        1.06                 0                 0              1.00%              6.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             15.8%
12/31/2011                        1.06                 0                 0              0.75%              6.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.50%             16.1%
12/31/2011                        1.06                 0                 0              0.50%              6.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%             16.4%
12/31/2011                        1.06                 0                 0              0.25%              6.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.00%             16.7%
12/31/2011                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.1%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Columbia Seligman Communication & Information Z Class - 19766H338

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,954,047   $     2,153,927            46,310
                                                                         ===============   ===============
Receivables: investments sold                                   54,882
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,008,929
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,008,929         1,884,642   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $     2,008,929         1,884,642
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (35,496)
                                                                                           ---------------
Net investment income (loss)                                                                       (35,496)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           107,989
Realized gain distributions                                                                        115,128
Net change in unrealized appreciation (depreciation)                                              (199,880)
                                                                                           ---------------
Net gain (loss)                                                                                     23,237
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (12,259)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (35,496)  $                 --
Net realized gain (loss)                                                     107,989                     --
Realized gain distributions                                                  115,128                     --
Net change in unrealized appreciation (depreciation)                        (199,880)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,259)                    --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,608,481                     --
Cost of units redeemed                                                    (2,574,665)                    --
Account charges                                                              (12,628)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,021,188                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,008,929                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,008,929   $                 --
                                                                ====================   ====================
Units sold                                                                 4,227,943                     --
Units redeemed                                                            (2,343,301)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,884,642                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,884,642                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,608,481
Cost of units redeemed/account charges                                                           (2,587,293)
Net investment income (loss)                                                                        (35,496)
Net realized gain (loss)                                                                            107,989
Realized gain distributions                                                                         115,128
Net change in unrealized appreciation (depreciation)                                               (199,880)
                                                                                       --------------------
Net assets                                                                             $          2,008,929
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07             1,885   $         2,009              1.25%              6.4%
12/31/2011                        1.00                 0                 0              1.25%              0.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              6.7%
12/31/2011                        1.00                 0                 0              1.00%              0.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              6.9%
12/31/2011                        1.00                 0                 0              0.75%              0.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              7.2%
12/31/2011                        1.00                 0                 0              0.50%              0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              7.5%
12/31/2011                        1.00                 0                 0              0.25%              0.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              7.7%
12/31/2011                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Columbia Seligman Communication & Information A Class - 19766H429

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       658,212   $       710,762            16,465
                                                                         ===============   ===============
Receivables: investments sold                                   19,358
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       677,570
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       448,259           421,764   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                         229,331           212,553              1.08
                                                       ---------------   ---------------
Total                                                  $       677,570           634,317
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,659)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,659)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            23,741
Realized gain distributions                                                                         42,767
Net change in unrealized appreciation (depreciation)                                               (52,550)
                                                                                           ---------------
Net gain (loss)                                                                                     13,958
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,389
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,569)  $                 --
Net realized gain (loss)                                                      23,741                     --
Realized gain distributions                                                   42,767                     --
Net change in unrealized appreciation (depreciation)                         (52,550)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,389                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,547,133                     --
Cost of units redeemed                                                      (872,179)                    --
Account charges                                                               (4,773)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          670,181                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      677,570                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            677,570   $                 --
                                                                ====================   ====================
Units sold                                                                 1,435,948                     --
Units redeemed                                                              (801,631)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      634,317                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    634,317                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,547,133
Cost of units redeemed/account charges                                                             (876,952)
Net investment income (loss)                                                                         (6,569)
Net realized gain (loss)                                                                             23,741
Realized gain distributions                                                                          42,767
Net change in unrealized appreciation (depreciation)                                                (52,550)
                                                                                       --------------------
Net assets                                                                             $            677,570
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06               422   $           488              1.25%              6.1%
12/31/2011                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              6.4%
12/31/2011                        1.00                 0                 0              1.00%              0.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              6.7%
12/31/2011                        1.00                 0                 0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              6.9%
12/31/2011                        1.00                 0                 0              0.50%              0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              7.2%
12/31/2011                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08               213   $           229              0.00%              7.5%
12/31/2011                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Columbia Small Cap Index Fund A Class - 19765J822

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,706,085   $     7,533,787           435,029
                                                                         ===============   ===============
Receivables: investments sold                                    2,640
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,708,725
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,871,842         5,969,514   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.21
Band 0                                                         836,883           681,804              1.23
                                                       ---------------   ---------------
Total                                                  $     7,708,725         6,651,318
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       105,913
Mortality & expense charges                                                                        (69,386)
                                                                                           ---------------
Net investment income (loss)                                                                        36,527
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            36,625
Realized gain distributions                                                                        325,988
Net change in unrealized appreciation (depreciation)                                               393,545
                                                                                           ---------------
Net gain (loss)                                                                                    756,158
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       792,685
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             36,527   $             (8,747)
Net realized gain (loss)                                                      36,625                 48,343
Realized gain distributions                                                  325,988                212,202
Net change in unrealized appreciation (depreciation)                         393,545               (375,210)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            792,685               (123,412)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,550,013              3,556,890
Cost of units redeemed                                                    (2,362,063)            (1,042,434)
Account charges                                                               (3,124)                (1,452)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,184,826              2,513,004
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,977,511              2,389,592
Net assets, beginning                                                      4,731,214              2,341,622
                                                                --------------------   --------------------
Net assets, ending                                              $          7,708,725   $          4,731,214
                                                                ====================   ====================
Units sold                                                                 4,409,371              3,479,048
Units redeemed                                                            (2,446,025)            (1,088,026)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,963,346              2,391,022
Units outstanding, beginning                                               4,687,972              2,296,950
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,651,318              4,687,972
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,532,915
Cost of units redeemed/account charges                                                           (4,686,663)
Net investment income (loss)                                                                         36,604
Net realized gain (loss)                                                                            104,046
Realized gain distributions                                                                         549,525
Net change in unrealized appreciation (depreciation)                                                172,298
                                                                                       --------------------
Net assets                                                                             $          7,708,725
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15             5,970   $         6,872              1.25%             14.5%
12/31/2011                        1.01             4,340             4,363              1.25%             -0.7%
12/31/2010                        1.01             1,876             1,898              1.25%             24.1%
12/31/2009                        0.82                64                52              1.25%             23.6%
12/31/2008                        0.66                 5                 3              1.25%            -31.9%


                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             14.8%
12/31/2011                        1.02                 0                 0              1.00%             -0.4%
12/31/2010                        1.02                 0                 0              1.00%             24.5%
12/31/2009                        0.82                 0                 0              1.00%             23.9%
12/31/2008                        0.66                 0                 0              1.00%            -31.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             15.1%
12/31/2011                        1.03                 0                 0              0.75%             -0.2%
12/31/2010                        1.03                 0                 0              0.75%             24.8%
12/31/2009                        0.82                 0                 0              0.75%             24.3%
12/31/2008                        0.66                 0                 0              0.75%            -31.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.50%             15.4%
12/31/2011                        1.04                 0                 0              0.50%             -0.1%
12/31/2010                        1.04                 0                 0              0.50%             25.1%
12/31/2009                        0.83                 0                 0              0.50%             24.6%
12/31/2008                        0.66                 0                 0              0.50%            -31.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.25%             15.7%
12/31/2011                        1.05                 0                 0              0.25%              0.3%
12/31/2010                        1.04                 0                 0              0.25%             25.4%
12/31/2009                        0.83                 0                 0              0.25%             24.9%
12/31/2008                        0.67                 0                 0              0.25%            -31.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23               683   $           837              0.00%             16.0%
12/31/2011                        1.06               348               368              0.00%              0.6%
12/31/2010                        1.05               421               443              0.00%             25.7%
12/31/2009                        0.84                 0                 0              0.00%             25.2%
12/31/2008                        0.67                 0                 0              0.00%            -31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               0.9%
                2010               1.2%
                2009               1.1%
                2008               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  CRM Mid Cap Value Investor Class - 92934R777

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       523,518   $       444,721            17,232
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (678)
                                                       ---------------
Net assets                                             $       522,840
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       522,840           338,851   $          1.54
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.62
                                                       ---------------   ---------------
Total                                                  $       522,840           338,851
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         5,453
Mortality & expense charges                                                                         (6,036)
                                                                                           ---------------
Net investment income (loss)                                                                          (583)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             5,992
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                64,777
                                                                                           ---------------
Net gain (loss)                                                                                     70,769
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        70,186
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (583)  $             (2,784)
Net realized gain (loss)                                                       5,992                 13,985
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          64,777                (44,769)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             70,186                (33,568)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      85,803                160,193
Cost of units redeemed                                                       (53,458)               (78,410)
Account charges                                                                 (278)                  (213)
                                                                --------------------   --------------------
Increase (decrease)                                                           32,067                 81,570
                                                                --------------------   --------------------
Net increase (decrease)                                                      102,253                 48,002
Net assets, beginning                                                        420,587                372,585
                                                                --------------------   --------------------
Net assets, ending                                              $            522,840   $            420,587
                                                                ====================   ====================
Units sold                                                                    59,431                114,107
Units redeemed                                                               (37,165)               (54,753)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,266                 59,354
Units outstanding, beginning                                                 316,585                257,231
                                                                --------------------   --------------------
Units outstanding, ending                                                    338,851                316,585
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            624,839
Cost of units redeemed/account charges                                                             (197,370)
Net investment income (loss)                                                                         (5,392)
Net realized gain (loss)                                                                             21,966
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 78,797
                                                                                       --------------------
Net assets                                                                             $            522,840
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54               339   $           523              1.25%             16.1%
12/31/2011                        1.33               317               421              1.25%             -8.3%
12/31/2010                        1.45               257               373              1.25%             17.1%
12/31/2009                        1.24               230               285              1.25%             23.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              1.00%             16.4%
12/31/2011                        1.34                 0                 0              1.00%             -8.1%
12/31/2010                        1.45                 0                 0              1.00%             17.4%
12/31/2009                        1.24                 0                 0              1.00%             23.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.75%             16.7%
12/31/2011                        1.35                 0                 0              0.75%             -7.8%
12/31/2010                        1.46                 0                 0              0.75%             17.7%
12/31/2009                        1.24                 0                 0              0.75%             24.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.50%             17.0%
12/31/2011                        1.36                 0                 0              0.50%             -7.6%
12/31/2010                        1.47                 0                 0              0.50%             18.0%
12/31/2009                        1.24                 0                 0              0.50%             24.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.25%             17.3%
12/31/2011                        1.36                 0                 0              0.25%             -7.4%
12/31/2010                        1.47                 0                 0              0.25%             18.3%
12/31/2009                        1.25                 0                 0              0.25%             24.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.00%             17.6%
12/31/2011                        1.37                 0                 0              0.00%             -7.1%
12/31/2010                        1.48                 0                 0              0.00%             18.6%
12/31/2009                        1.25                 0                 0              0.00%             24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               0.6%
                2010               0.4%
                2009               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           CRM Small Cap Value Investor Class - 92934R793 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.58
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.64
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income
Mortality & expense charges                                                                $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:                                                                             --
Net realized gain (loss)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:              $                 --   $                 --
Net investment income (loss)                                                      --                     --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.25%             14.6%
12/31/2011                        1.38                 0                 0              1.25%            -14.6%
12/31/2010                        1.61                 0                 0              1.25%             26.8%
12/31/2009                        1.27                 0                 0              1.25%             27.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              1.00%             14.9%
12/31/2011                        1.39                 0                 0              1.00%            -14.3%
12/31/2010                        1.62                 0                 0              1.00%             27.1%
12/31/2009                        1.27                 0                 0              1.00%             27.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.75%             15.2%
12/31/2011                        1.40                 0                 0              0.75%            -14.1%
12/31/2010                        1.63                 0                 0              0.75%             27.4%
12/31/2009                        1.28                 0                 0              0.75%             27.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.50%             15.5%
12/31/2011                        1.41                 0                 0              0.50%            -13.9%
12/31/2010                        1.63                 0                 0              0.50%             27.8%
12/31/2009                        1.28                 0                 0              0.50%             27.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.25%             15.8%
12/31/2011                        1.42                 0                 0              0.25%            -13.7%
12/31/2010                        1.64                 0                 0              0.25%             28.1%
12/31/2009                        1.28                 0                 0              0.25%             28.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.00%             16.1%
12/31/2011                        1.42                 0                 0              0.00%            -13.5%
12/31/2010                        1.65                 0                 0              0.00%             28.4%
12/31/2009                        1.28                 0                 0              0.00%             28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 DFA Emerging Markets Value R2 Class - 23320G455

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       532,769   $       534,286            17,744
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,288)
                                                       ---------------
Net assets                                             $       529,481
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       529,481           576,442   $          0.92
Band 100                                                            --                --              0.92
Band 75                                                             --                --              0.93
Band 50                                                             --                --              0.93
Band 25                                                             --                --              0.93
Band 0                                                              --                --              0.94
                                                       ---------------   ---------------
Total                                                  $       529,481           576,442
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         8,348
Mortality & expense charges                                                                         (6,733)
                                                                                           ---------------
Net investment income (loss)                                                                         1,615
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (20,294)
Realized gain distributions                                                                         10,128
Net change in unrealized appreciation (depreciation)                                                21,017
                                                                                           ---------------
Net gain (loss)                                                                                     10,851
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        12,466
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,615   $              1,193
Net realized gain (loss)                                                     (20,294)                   208
Realized gain distributions                                                   10,128                  3,136
Net change in unrealized appreciation (depreciation)                          21,017                (22,534)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,466                (17,997)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     522,764                522,167
Cost of units redeemed                                                      (227,277)              (282,377)
Account charges                                                                 (265)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          295,222                239,790
                                                                --------------------   --------------------
Net increase (decrease)                                                      307,688                221,793
Net assets, beginning                                                        221,793                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            529,481   $            221,793
                                                                ====================   ====================
Units sold                                                                   685,758                613,952
Units redeemed                                                              (393,155)              (330,113)
                                                                --------------------   --------------------
Net increase (decrease)                                                      292,603                283,839
Units outstanding, beginning                                                 283,839                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    576,442                283,839
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,044,931
Cost of units redeemed/account charges                                                             (509,919)
Net investment income (loss)                                                                          2,808
Net realized gain (loss)                                                                            (20,086)
Realized gain distributions                                                                          13,264
Net change in unrealized appreciation (depreciation)                                                 (1,517)
                                                                                       --------------------
Net assets                                                                             $            529,481
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92               576   $           529              1.25%             17.5%
12/31/2011                        0.78               284               222              1.25%            -21.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              1.00%             17.8%
12/31/2011                        0.78                 0                 0              1.00%            -21.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.75%             18.1%
12/31/2011                        0.78                 0                 0              0.75%            -21.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.50%             18.4%
12/31/2011                        0.78                 0                 0              0.50%            -21.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.25%             18.7%
12/31/2011                        0.79                 0                 0              0.25%            -21.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              0.00%             19.0%
12/31/2011                        0.79                 0                 0              0.00%            -21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      DFA Global 25/75 R2 Class - 25434D641

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,923,693   $     1,889,338           157,578
                                                                         ===============   ===============
Receivables: investments sold                                      338
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,924,031
                                                       ===============
                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,924,031         1,858,825   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $     1,924,031         1,858,825
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        27,090
Mortality & expense charges                                                                        (19,428)
                                                                                           ---------------
Net investment income (loss)                                                                         7,662
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               121
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                34,355
                                                                                           ---------------
Net gain (loss)                                                                                     34,476
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        42,138
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,662   $                 --
Net realized gain (loss)                                                         121                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          34,355                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             42,138                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,888,541                     --
Cost of units redeemed                                                        (6,648)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,881,893                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,924,031                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,924,031   $                 --
                                                                ====================   ====================
Units sold                                                                 1,865,338                     --
Units redeemed                                                                (6,513)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,858,825                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,858,825                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,888,541
Cost of units redeemed/account charges                                                               (6,648)
Net investment income (loss)                                                                          7,662
Net realized gain (loss)                                                                                121
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 34,355
                                                                                       --------------------
Net assets                                                                             $          1,924,031
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04             1,859   $         1,924              1.25%             5.3%
12/31/2011                        0.98                 0                 0              1.25%            -1.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%             5.6%
12/31/2011                        0.98                 0                 0              1.00%            -1.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%             5.9%
12/31/2011                        0.99                 0                 0              0.75%            -1.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%             6.1%
12/31/2011                        0.99                 0                 0              0.50%            -1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%             6.4%
12/31/2011                        0.99                 0                 0              0.25%            -1.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%             6.7%
12/31/2011                        0.99                 0                 0              0.00%            -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      DFA Global 60/40 R2 Class - 25434D666

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,145,725   $     9,856,799           744,671
                                                                         ===============   ===============
Receivables: investments sold                                    4,152
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,149,877
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,149,877         9,642,956   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $    10,149,877         9,642,956
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       173,105
Mortality & expense charges                                                                        (93,737)
                                                                                           ---------------
Net investment income (loss)                                                                        79,368
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,346
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               288,926
                                                                                           ---------------
Net gain (loss)                                                                                    299,272
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       378,640
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             79,368   $                 --
Net realized gain (loss)                                                      10,346                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         288,926                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            378,640                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  11,101,548                     --
Cost of units redeemed                                                    (1,330,311)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                        9,771,237                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,149,877                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $         10,149,877   $                 --
                                                                ====================   ====================
Units sold                                                                11,224,308                     --
Units redeemed                                                            (1,581,352)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,642,956                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,642,956                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,101,548
Cost of units redeemed/account charges                                                           (1,330,311)
Net investment income (loss)                                                                         79,368
Net realized gain (loss)                                                                             10,346
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                288,926
                                                                                       --------------------
Net assets                                                                             $         10,149,877
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05             9,643   $        10,150              1.25%             11.3%
12/31/2011                        0.95                 0                 0              1.25%             -5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%             11.6%
12/31/2011                        0.95                 0                 0              1.00%             -5.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%             11.8%
12/31/2011                        0.95                 0                 0              0.75%             -5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%             12.1%
12/31/2011                        0.95                 0                 0              0.50%             -5.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%             12.4%
12/31/2011                        0.95                 0                 0              0.25%             -4.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%             12.7%
12/31/2011                        0.95                 0                 0              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.4%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     DFA Global Equity R2 Class - 25434D682

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,642,677   $     1,577,763           114,861
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,451)
                                                       ---------------
Net assets                                             $     1,640,226
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,640,226         1,561,255   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $     1,640,226         1,561,255
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        27,487
Mortality & expense charges                                                                        (15,732)
                                                                                           ---------------
Net investment income (loss)                                                                        11,755
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,139
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                64,840
                                                                                           ---------------
Net gain (loss)                                                                                     67,979
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        79,734
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,755   $                 (1)
Net realized gain (loss)                                                       3,139                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          64,840                     74
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             79,734                     73
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,734,492                  2,399
Cost of units redeemed                                                      (176,468)                    --
Account charges                                                                   (4)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        1,558,020                  2,399
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,637,754                  2,472
Net assets, beginning                                                          2,472                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,640,226   $              2,472
                                                                ====================   ====================
Units sold                                                                 1,744,856                  2,742
Units redeemed                                                              (186,343)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,558,513                  2,742
Units outstanding, beginning                                                   2,742                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,561,255                  2,742
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,736,891
Cost of units redeemed/account charges                                                             (176,472)
Net investment income (loss)                                                                         11,754
Net realized gain (loss)                                                                              3,139
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 64,914
                                                                                       --------------------
Net assets                                                                             $          1,640,226
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05             1,561   $         1,640              1.25%             16.5%
12/31/2011                        0.90                 3                 2              1.25%             -9.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%             16.8%
12/31/2011                        0.90                 0                 0              1.00%             -9.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%             17.1%
12/31/2011                        0.90                 0                 0              0.75%             -9.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%             17.4%
12/31/2011                        0.90                 0                 0              0.50%             -9.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%             17.7%
12/31/2011                        0.91                 0                 0              0.25%             -9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%             18.0%
12/31/2011                        0.91                 0                 0              0.00%             -9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.3%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  DFA International Value R2 Class - 25434D625

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       477,763   $       465,477            28,631
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,186)
                                                       ---------------
Net assets                                             $       475,577
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       475,577           504,705   $          0.94
Band 100                                                            --                --              0.95
Band 75                                                             --                --              0.95
Band 50                                                             --                --              0.95
Band 25                                                             --                --              0.96
Band 0                                                              --                --              0.96
                                                       ---------------   ---------------
Total                                                  $       475,577           504,705
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        13,122
Mortality & expense charges                                                                         (4,599)
                                                                                           ---------------
Net investment income (loss)                                                                         8,523
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,010
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                12,229
                                                                                           ---------------
Net gain (loss)                                                                                     13,239
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        21,762
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,523   $                 --
Net realized gain (loss)                                                       1,010                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          12,229                     57
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,762                     57
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     490,738                  1,712
Cost of units redeemed                                                       (38,691)                    --
Account charges                                                                   (1)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          452,046                  1,712
                                                                --------------------   --------------------
Net increase (decrease)                                                      473,808                  1,769
Net assets, beginning                                                          1,769                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            475,577   $              1,769
                                                                ====================   ====================
Units sold                                                                   562,763                  2,156
Units redeemed                                                               (60,214)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      502,549                  2,156
Units outstanding, beginning                                                   2,156                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    504,705                  2,156
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            492,450
Cost of units redeemed/account charges                                                              (38,692)
Net investment income (loss)                                                                          8,523
Net realized gain (loss)                                                                              1,010
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 12,286
                                                                                       --------------------
Net assets                                                                             $            475,577
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94               505   $           476              1.25%             14.8%
12/31/2011                        0.82                 2                 2              1.25%            -17.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              1.00%             15.1%
12/31/2011                        0.82                 0                 0              1.00%            -17.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.75%             15.4%
12/31/2011                        0.82                 0                 0              0.75%            -17.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.50%             15.7%
12/31/2011                        0.82                 0                 0              0.50%            -17.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.25%             16.0%
12/31/2011                        0.82                 0                 0              0.25%            -17.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.00%             16.3%
12/31/2011                        0.83                 0                 0              0.00%            -17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   DFA US Targeted Value R2 Class - 233203256

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       295,183   $       291,262            17,331
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (728)
                                                       ---------------
Net assets                                             $       294,455
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       294,455           275,000   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
Total                                                  $       294,455           275,000
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,363
Mortality & expense charges                                                                         (2,809)
                                                                                           ---------------
Net investment income (loss)                                                                           554
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,761
Realized gain distributions                                                                         16,033
Net change in unrealized appreciation (depreciation)                                                 3,387
                                                                                           ---------------
Net gain (loss)                                                                                     21,181
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        21,735
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                554   $                 35
Net realized gain (loss)                                                       1,761                     --
Realized gain distributions                                                   16,033                    208
Net change in unrealized appreciation (depreciation)                           3,387                    534
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,735                    777
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     268,991                 33,963
Cost of units redeemed                                                       (23,947)                (7,014)
Account charges                                                                  (50)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          244,994                 26,949
                                                                --------------------   --------------------
Net increase (decrease)                                                      266,729                 27,726
Net assets, beginning                                                         27,726                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            294,455   $             27,726
                                                                ====================   ====================
Units sold                                                                   268,253                 38,064
Units redeemed                                                               (23,640)                (7,677)
                                                                --------------------   --------------------
Net increase (decrease)                                                      244,613                 30,387
Units outstanding, beginning                                                  30,387                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    275,000                 30,387
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            302,954
Cost of units redeemed/account charges                                                              (31,011)
Net investment income (loss)                                                                            589
Net realized gain (loss)                                                                              1,761
Realized gain distributions                                                                          16,241
Net change in unrealized appreciation (depreciation)                                                  3,921
                                                                                       --------------------
Net assets                                                                             $            294,455
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07               275   $           294              1.25%             17.3%
12/31/2011                        0.91                30                28              1.25%             -8.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%             17.6%
12/31/2011                        0.91                 0                 0              1.00%             -8.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%             17.9%
12/31/2011                        0.91                 0                 0              0.75%             -8.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%             18.2%
12/31/2011                        0.92                 0                 0              0.50%             -8.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%             18.5%
12/31/2011                        0.92                 0                 0              0.25%             -8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.00%             18.8%
12/31/2011                        0.92                 0                 0              0.00%             -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   DWS Alternative Asset Allocation Plus Fund S Class - 233376748 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.41
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.46
Band 0                                                              --                --              1.47
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              1.25%              8.2%
12/31/2011                        1.30                 0                 0              1.25%             -4.3%
12/31/2010                        1.36                 0                 0              1.25%             11.1%
12/31/2009                        1.22                 0                 0              1.25%             22.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              1.00%              8.4%
12/31/2011                        1.31                 0                 0              1.00%             -4.1%
12/31/2010                        1.37                 0                 0              1.00%             11.3%
12/31/2009                        1.23                 0                 0              1.00%             22.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.75%              8.7%
12/31/2011                        1.32                 0                 0              0.75%             -3.8%
12/31/2010                        1.37                 0                 0              0.75%             11.6%
12/31/2009                        1.23                 0                 0              0.75%             22.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.50%              9.0%
12/31/2011                        1.33                 0                 0              0.50%             -3.6%
12/31/2010                        1.38                 0                 0              0.50%             11.9%
12/31/2009                        1.23                 0                 0              0.50%             23.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.25%              9.2%
12/31/2011                        1.34                 0                 0              0.25%             -3.3%
12/31/2010                        1.38                 0                 0              0.25%             12.2%
12/31/2009                        1.23                 0                 0              0.25%             23.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.00%              9.5%
12/31/2011                        1.35                 0                 0              0.00%             -3.1%
12/31/2010                        1.39                 0                 0              0.00%             12.4%
12/31/2009                        1.24                 0                 0              0.00%             23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         DWS Alternative Asset Allocation Plus Fund A Class - 233376763

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       124,819   $       122,561            13,103
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,913)
                                                       ---------------
Net assets                                             $       122,906
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        62,584            44,808   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.45
Band 0                                                          60,322            41,254              1.46
                                                       ---------------   ---------------
Total                                                  $       122,906            86,062
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,502
Mortality & expense charges                                                                           (442)
                                                                                           ---------------
Net investment income (loss)                                                                         2,060
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               (58)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,497
                                                                                           ---------------
Net gain (loss)                                                                                      3,439
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,499
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,060   $                749
Net realized gain (loss)                                                         (58)                 1,159
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,497                 (2,645)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,499                   (737)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      99,895                 13,989
Cost of units redeemed                                                        (3,240)               (23,837)
Account charges                                                                  (11)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                           96,644                 (9,849)
                                                                --------------------   --------------------
Net increase (decrease)                                                      102,143                (10,586)
Net assets, beginning                                                         20,763                 31,349
                                                                --------------------   --------------------
Net assets, ending                                              $            122,906   $             20,763
                                                                ====================   ====================
Units sold                                                                    72,734                 10,259
Units redeemed                                                                (2,346)               (17,251)
                                                                --------------------   --------------------
Net increase (decrease)                                                       70,388                 (6,992)
Units outstanding, beginning                                                  15,674                 22,666
                                                                --------------------   --------------------
Units outstanding, ending                                                     86,062                 15,674
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            144,147
Cost of units redeemed/account charges                                                              (27,572)
Net investment income (loss)                                                                          2,965
Net realized gain (loss)                                                                              1,108
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,258
                                                                                       --------------------
Net assets                                                                             $            122,906
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                45   $            63              1.25%              8.0%
12/31/2011                        1.29                 5                 6              1.25%             -4.7%
12/31/2010                        1.36                 2                 3              1.25%             10.8%
12/31/2009                        1.22                 0                 0              1.25%             22.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              1.00%              8.2%
12/31/2011                        1.30                 0                 0              1.00%             -4.4%
12/31/2010                        1.36                 0                 0              1.00%             11.1%
12/31/2009                        1.23                 0                 0              1.00%             22.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.75%              8.5%
12/31/2011                        1.31                 0                 0              0.75%             -4.2%
12/31/2010                        1.37                 0                 0              0.75%             11.4%
12/31/2009                        1.23                 0                 0              0.75%             22.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.50%              8.8%
12/31/2011                        1.32                 0                 0              0.50%             -3.9%
12/31/2010                        1.37                 0                 0              0.50%             11.6%
12/31/2009                        1.23                 0                 0              0.50%             23.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.25%              9.1%
12/31/2011                        1.33                 0                 0              0.25%             -3.7%
12/31/2010                        1.38                 0                 0              0.25%             11.9%
12/31/2009                        1.23                 0                 0              0.25%             23.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                41   $            60              0.00%              9.3%
12/31/2011                        1.34                11                15              0.00%             -3.5%
12/31/2010                        1.39                21                29              0.00%             12.2%
12/31/2009                        1.23                 0                 0              0.00%             23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.5%
                2011               3.1%
                2010               1.0%
                2009               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                DWS Dreman Mid Cap Value Fund S Class - 23338F713

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           148   $           136                12
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           148
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           148                89   $          1.66
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.69
Band 50                                                             --                --              1.70
Band 25                                                             --                --              1.72
Band 0                                                              --                --              1.73
                                                       ---------------   ---------------
Total                                                  $           148                89
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             1
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    13
                                                                                           ---------------
Net gain (loss)                                                                                         13
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            14
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              13                     (4)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 14                     (4)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          69                     36
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               69                     36
                                                                --------------------   --------------------
Net increase (decrease)                                                           83                     32
Net assets, beginning                                                             65                     33
                                                                --------------------   --------------------
Net assets, ending                                              $                148   $                 65
                                                                ====================   ====================
Units sold                                                                        44                     24
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           44                     24
Units outstanding, beginning                                                      45                     21
                                                                --------------------   --------------------
Units outstanding, ending                                                         89                     45
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                135
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              1
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     12
                                                                                       --------------------
Net assets                                                                             $                148
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              1.25%             15.9%
12/31/2011                        1.43                 0                 0              1.25%             -7.1%
12/31/2010                        1.54                 0                 0              1.25%             18.3%
12/31/2009                        1.30                 0                 0              1.25%             30.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              1.00%             16.2%
12/31/2011                        1.44                 0                 0              1.00%             -6.8%
12/31/2010                        1.54                 0                 0              1.00%             18.6%
12/31/2009                        1.30                 0                 0              1.00%             30.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              0.75%             16.5%
12/31/2011                        1.45                 0                 0              0.75%             -6.6%
12/31/2010                        1.55                 0                 0              0.75%             18.9%
12/31/2009                        1.30                 0                 0              0.75%             30.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.50%             16.8%
12/31/2011                        1.46                 0                 0              0.50%             -6.4%
12/31/2010                        1.56                 0                 0              0.50%             19.2%
12/31/2009                        1.31                 0                 0              0.50%             30.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72                 0   $             0              0.25%             17.0%
12/31/2011                        1.47                 0                 0              0.25%             -6.1%
12/31/2010                        1.56                 0                 0              0.25%             19.5%
12/31/2009                        1.31                 0                 0              0.25%             30.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73                 0   $             0              0.00%             17.3%
12/31/2011                        1.48                 0                 0              0.00%             -5.9%
12/31/2010                        1.57                 0                 0              0.00%             19.8%
12/31/2009                        1.31                 0                 0              0.00%             31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                DWS Dreman Mid Cap Value Fund A Class - 23338F747

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        36,455   $        36,111             3,047
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (3)
                                                       ---------------
Net assets                                             $        36,452
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        36,452            22,226   $          1.64
Band 100                                                            --                --              1.66
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.69
Band 25                                                             --                --              1.70
Band 0                                                              --                --              1.72
                                                       ---------------   ---------------
Total                                                  $        36,452            22,226
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           190
Mortality & expense charges                                                                           (183)
                                                                                           ---------------
Net investment income (loss)                                                                             7
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               863
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   390
                                                                                           ---------------
Net gain (loss)                                                                                      1,253
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,260
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  7   $                 95
Net realized gain (loss)                                                         863                 (2,004)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             390                    (60)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,260                 (1,969)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      40,943                 40,851
Cost of units redeemed                                                        (9,604)               (39,004)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           31,339                  1,847
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,599                   (122)
Net assets, beginning                                                          3,853                  3,975
                                                                --------------------   --------------------
Net assets, ending                                              $             36,452   $              3,853
                                                                ====================   ====================
Units sold                                                                    25,442                 27,855
Units redeemed                                                                (5,931)               (27,738)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,511                    117
Units outstanding, beginning                                                   2,715                  2,598
                                                                --------------------   --------------------
Units outstanding, ending                                                     22,226                  2,715
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             85,755
Cost of units redeemed/account charges                                                              (48,608)
Net investment income (loss)                                                                            102
Net realized gain (loss)                                                                             (1,141)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    344
                                                                                       --------------------
Net assets                                                                             $             36,452
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                22   $            36              1.25%             15.6%
12/31/2011                        1.42                 3                 4              1.25%             -7.2%
12/31/2010                        1.53                 3                 4              1.25%             18.1%
12/31/2009                        1.30                 0                 0              1.25%             29.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              1.00%             15.9%
12/31/2011                        1.43                 0                 0              1.00%             -7.0%
12/31/2010                        1.54                 0                 0              1.00%             18.4%
12/31/2009                        1.30                 0                 0              1.00%             29.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.75%             16.1%
12/31/2011                        1.44                 0                 0              0.75%             -6.8%
12/31/2010                        1.54                 0                 0              0.75%             18.7%
12/31/2009                        1.30                 0                 0              0.75%             30.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              0.50%             16.4%
12/31/2011                        1.45                 0                 0              0.50%             -6.5%
12/31/2010                        1.55                 0                 0              0.50%             19.0%
12/31/2009                        1.30                 0                 0              0.50%             30.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.25%             16.7%
12/31/2011                        1.46                 0                 0              0.25%             -6.3%
12/31/2010                        1.56                 0                 0              0.25%             19.3%
12/31/2009                        1.30                 0                 0              0.25%             30.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72                 0   $             0              0.00%             17.0%
12/31/2011                        1.47                 0                 0              0.00%             -6.1%
12/31/2010                        1.56                 0                 0              0.00%             19.6%
12/31/2009                        1.31                 0                 0              0.00%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               6.8%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               DWS Dreman Small Cap Value Fund S Class - 23338F762

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        54,922   $        50,973             1,498
                                                                         ===============   ===============
Receivables: investments sold                                       16
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        54,938
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        54,938            35,044   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
Total                                                  $        54,938            35,044
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           659
Mortality & expense charges                                                                           (699)
                                                                                           ---------------
Net investment income (loss)                                                                           (40)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               773
Realized gain distributions                                                                            959
Net change in unrealized appreciation (depreciation)                                                 5,481
                                                                                           ---------------
Net gain (loss)                                                                                      7,213
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,173
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (40)  $                 50
Net realized gain (loss)                                                         773                  3,747
Realized gain distributions                                                      959                    446
Net change in unrealized appreciation (depreciation)                           5,481                (10,866)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,173                 (6,623)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      12,028                 12,825
Cost of units redeemed                                                       (14,752)               (18,424)
Account charges                                                                   (3)                   (33)
                                                                --------------------   --------------------
Increase (decrease)                                                           (2,727)                (5,632)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,446                (12,255)
Net assets, beginning                                                         50,492                 62,747
                                                                --------------------   --------------------
Net assets, ending                                              $             54,938   $             50,492
                                                                ====================   ====================
Units sold                                                                     8,115                  8,638
Units redeemed                                                                (9,974)               (12,409)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,859)                (3,771)
Units outstanding, beginning                                                  36,903                 40,674
                                                                --------------------   --------------------
Units outstanding, ending                                                     35,044                 36,903
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             80,944
Cost of units redeemed/account charges                                                              (36,165)
Net investment income (loss)                                                                            (49)
Net realized gain (loss)                                                                              4,854
Realized gain distributions                                                                           1,405
Net change in unrealized appreciation (depreciation)                                                  3,949
                                                                                       --------------------
Net assets                                                                             $             54,938
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                35   $            55              1.25%             14.6%
12/31/2011                        1.37                37                50              1.25%            -11.3%
12/31/2010                        1.54                41                63              1.25%             18.0%
12/31/2009                        1.31                14                18              1.25%             30.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%             14.9%
12/31/2011                        1.38                 0                 0              1.00%            -11.1%
12/31/2010                        1.55                 0                 0              1.00%             18.3%
12/31/2009                        1.31                 0                 0              1.00%             30.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.75%             15.2%
12/31/2011                        1.39                 0                 0              0.75%            -10.9%
12/31/2010                        1.56                 0                 0              0.75%             18.6%
12/31/2009                        1.31                 0                 0              0.75%             31.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%             15.4%
12/31/2011                        1.40                 0                 0              0.50%            -10.6%
12/31/2010                        1.56                 0                 0              0.50%             18.9%
12/31/2009                        1.31                 0                 0              0.50%             31.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             15.7%
12/31/2011                        1.41                 0                 0              0.25%            -10.4%
12/31/2010                        1.57                 0                 0              0.25%             19.2%
12/31/2009                        1.32                 0                 0              0.25%             31.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.00%             16.0%
12/31/2011                        1.41                 0                 0              0.00%            -10.2%
12/31/2010                        1.58                 0                 0              0.00%             19.5%
12/31/2009                        1.32                 0                 0              0.00%             31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.4%
                2010               1.0%
                2009               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               DWS Dreman Small Cap Value Fund A Class - 23338F820

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       216,461   $       210,151             5,951
                                                                         ===============   ===============
Receivables: investments sold                                      161
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       216,622
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       141,729            91,001   $          1.56
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.62
Band 0                                                          74,893            45,934              1.63
                                                       ---------------   ---------------
Total                                                  $       216,622           136,935
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,170
Mortality & expense charges                                                                         (3,326)
                                                                                           ---------------
Net investment income (loss)                                                                          (156)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,254
Realized gain distributions                                                                          5,466
Net change in unrealized appreciation (depreciation)                                                34,738
                                                                                           ---------------
Net gain (loss)                                                                                     43,458
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        43,302
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (156)  $                487
Net realized gain (loss)                                                       3,254                 10,027
Realized gain distributions                                                    5,466                  2,818
Net change in unrealized appreciation (depreciation)                          34,738                (56,132)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             43,302                (42,800)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     121,492                250,516
Cost of units redeemed                                                      (262,172)               (67,853)
Account charges                                                                 (874)                  (921)
                                                                --------------------   --------------------
Increase (decrease)                                                         (141,554)               181,742
                                                                --------------------   --------------------
Net increase (decrease)                                                      (98,252)               138,942
Net assets, beginning                                                        314,874                175,932
                                                                --------------------   --------------------
Net assets, ending                                              $            216,622   $            314,874
                                                                ====================   ====================
Units sold                                                                    76,019                164,413
Units redeemed                                                              (168,767)               (49,023)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (92,748)               115,390
Units outstanding, beginning                                                 229,683                114,293
                                                                --------------------   --------------------
Units outstanding, ending                                                    136,935                229,683
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            589,022
Cost of units redeemed/account charges                                                             (406,603)
Net investment income (loss)                                                                           (473)
Net realized gain (loss)                                                                             20,082
Realized gain distributions                                                                           8,284
Net change in unrealized appreciation (depreciation)                                                  6,310
                                                                                       --------------------
Net assets                                                                             $            216,622
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                91   $           142              1.25%             14.4%
12/31/2011                        1.36               185               252              1.25%            -11.4%
12/31/2010                        1.54               108               166              1.25%             17.8%
12/31/2009                        1.31                63                82              1.25%             30.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              1.00%             14.6%
12/31/2011                        1.37                 0                 0              1.00%            -11.2%
12/31/2010                        1.54                 0                 0              1.00%             18.1%
12/31/2009                        1.31                 0                 0              1.00%             30.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.75%             14.9%
12/31/2011                        1.38                 0                 0              0.75%            -11.0%
12/31/2010                        1.55                 0                 0              0.75%             18.4%
12/31/2009                        1.31                 0                 0              0.75%             31.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.50%             15.2%
12/31/2011                        1.39                 0                 0              0.50%            -10.8%
12/31/2010                        1.56                 0                 0              0.50%             18.7%
12/31/2009                        1.31                 0                 0              0.50%             31.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.25%             15.5%
12/31/2011                        1.40                 0                 0              0.25%            -10.5%
12/31/2010                        1.56                 0                 0              0.25%             19.0%
12/31/2009                        1.31                 0                 0              0.25%             31.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                46   $            75              0.00%             15.8%
12/31/2011                        1.41                44                62              0.00%            -10.3%
12/31/2010                        1.57                 6                10              0.00%             19.3%
12/31/2009                        1.32                 0                 0              0.00%             31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.4%
                2010               0.6%
                2009               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     DWS Large Cap Value A Class - 23338F101

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       276,290   $       256,264            15,040
                                                                         ===============   ===============
Receivables: investments sold                                      298
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       276,588
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       276,588           230,075   $          1.20
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
Total                                                  $       276,588           230,075
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,639
Mortality & expense charges                                                                         (3,050)
                                                                                           ---------------
Net investment income (loss)                                                                         1,589
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,968
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                15,737
                                                                                           ---------------
Net gain (loss)                                                                                     17,705
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        19,294
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,589   $              1,181
Net realized gain (loss)                                                       1,968                  2,645
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          15,737                  1,938
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,294                  5,764
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      69,566                353,404
Cost of units redeemed                                                       (28,579)              (218,424)
Account charges                                                                 (231)                  (198)
                                                                --------------------   --------------------
Increase (decrease)                                                           40,756                134,782
                                                                --------------------   --------------------
Net increase (decrease)                                                       60,050                140,546
Net assets, beginning                                                        216,538                 75,992
                                                                --------------------   --------------------
Net assets, ending                                              $            276,588   $            216,538
                                                                ====================   ====================
Units sold                                                                    60,985                333,764
Units redeemed                                                               (25,755)              (206,201)
                                                                --------------------   --------------------
Net increase (decrease)                                                       35,230                127,563
Units outstanding, beginning                                                 194,845                 67,282
                                                                --------------------   --------------------
Units outstanding, ending                                                    230,075                194,845
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            499,880
Cost of units redeemed/account charges                                                             (250,817)
Net investment income (loss)                                                                          2,908
Net realized gain (loss)                                                                              4,591
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 20,026
                                                                                       --------------------
Net assets                                                                             $            276,588
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20               230   $           277              1.25%              8.2%
12/31/2011                        1.11               195               217              1.25%             -1.6%
12/31/2010                        1.13                67                76              1.25%             12.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.00%              8.4%
12/31/2011                        1.12                 0                 0              1.00%             -1.4%
12/31/2010                        1.13                 0                 0              1.00%             13.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.75%              8.7%
12/31/2011                        1.12                 0                 0              0.75%             -1.1%
12/31/2010                        1.13                 0                 0              0.75%             13.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.50%              9.0%
12/31/2011                        1.12                 0                 0              0.50%             -0.9%
12/31/2010                        1.13                 0                 0              0.50%             13.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.25%              9.3%
12/31/2011                        1.13                 0                 0              0.25%             -0.6%
12/31/2010                        1.14                 0                 0              0.25%             13.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.00%              9.5%
12/31/2011                        1.13                 0                 0              0.00%             -0.4%
12/31/2010                        1.14                 0                 0              0.00%             13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               1.9%
                2010               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               DWS Large Cap Value S Class - 23338F606 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.21
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.25%              8.5%
12/31/2011                        1.12                 0                 0              1.25%             -1.3%
12/31/2010                        1.13                 0                 0              1.25%             13.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              1.00%              8.8%
12/31/2011                        1.12                 0                 0              1.00%             -1.0%
12/31/2010                        1.13                 0                 0              1.00%             13.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%              9.1%
12/31/2011                        1.13                 0                 0              0.75%             -0.8%
12/31/2010                        1.14                 0                 0              0.75%             13.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%              9.4%
12/31/2011                        1.13                 0                 0              0.50%             -0.6%
12/31/2010                        1.14                 0                 0              0.50%             13.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%              9.6%
12/31/2011                        1.14                 0                 0              0.25%             -0.3%
12/31/2010                        1.14                 0                 0              0.25%             13.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.00%              9.9%
12/31/2011                        1.14                 0                 0              0.00%             -0.1%
12/31/2010                        1.14                 0                 0              0.00%             14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              DWS RREEF Real Estate Securities A Class - 23337G167

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       806,002   $       785,487            38,004
                                                                         ===============   ===============
Receivables: investments sold                                      842
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       806,844
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       527,015           457,547   $          1.15
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                         279,829           238,363              1.17
                                                       ---------------   ---------------
Total                                                  $       806,844           695,910
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,213
Mortality & expense charges                                                                         (2,831)
                                                                                           ---------------
Net investment income (loss)                                                                         6,382
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            21,635
Realized gain distributions                                                                         25,203
Net change in unrealized appreciation (depreciation)                                                11,425
                                                                                           ---------------
Net gain (loss)                                                                                     58,263
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        64,645
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,382   $                808
Net realized gain (loss)                                                      21,635                     20
Realized gain distributions                                                   25,203                     --
Net change in unrealized appreciation (depreciation)                          11,425                  9,090
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             64,645                  9,918
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,170,947                202,261
Cost of units redeemed                                                      (639,474)                (1,098)
Account charges                                                                 (352)                    (3)
                                                                --------------------   --------------------
Increase (decrease)                                                          531,121                201,160
                                                                --------------------   --------------------
Net increase (decrease)                                                      595,766                211,078
Net assets, beginning                                                        211,078                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            806,844   $            211,078
                                                                ====================   ====================
Units sold                                                                 1,065,305                211,863
Units redeemed                                                              (579,895)                (1,363)
                                                                --------------------   --------------------
Net increase (decrease)                                                      485,410                210,500
Units outstanding, beginning                                                 210,500                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    695,910                210,500
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,373,208
Cost of units redeemed/account charges                                                             (640,927)
Net investment income (loss)                                                                          7,190
Net realized gain (loss)                                                                             21,655
Realized gain distributions                                                                          25,203
Net change in unrealized appreciation (depreciation)                                                 20,515
                                                                                       --------------------
Net assets                                                                             $            806,844
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15               458   $           527              1.25%             15.6%
12/31/2011                        1.00                10                10              1.25%             -0.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             15.9%
12/31/2011                        1.00                 0                 0              1.00%             -0.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             16.2%
12/31/2011                        1.00                 0                 0              0.75%             -0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             16.5%
12/31/2011                        1.00                 0                 0              0.50%              0.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             16.7%
12/31/2011                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17               238   $           280              0.00%             17.0%
12/31/2011                        1.00               201               202              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              DWS RREEF Real Estate Securities S Class - 23337G217

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       684,858   $       656,566            32,268
                                                                         ===============   ===============
Receivables: investments sold                                    3,437
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       688,295
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       688,295           595,389   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
Total                                                  $       688,295           595,389
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,393
Mortality & expense charges                                                                         (6,406)
                                                                                           ---------------
Net investment income (loss)                                                                         2,987
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,670
Realized gain distributions                                                                         20,915
Net change in unrealized appreciation (depreciation)                                                22,780
                                                                                           ---------------
Net gain (loss)                                                                                     54,365
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        57,352
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,987   $                729
Net realized gain (loss)                                                      10,670                    (20)
Realized gain distributions                                                   20,915                     --
Net change in unrealized appreciation (depreciation)                          22,780                  5,512
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             57,352                  6,221
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     409,509                523,440
Cost of units redeemed                                                       (86,366)              (220,874)
Account charges                                                                 (987)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          322,156                302,566
                                                                --------------------   --------------------
Net increase (decrease)                                                      379,508                308,787
Net assets, beginning                                                        308,787                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            688,295   $            308,787
                                                                ====================   ====================
Units sold                                                                   363,248                535,829
Units redeemed                                                               (77,407)              (226,281)
                                                                --------------------   --------------------
Net increase (decrease)                                                      285,841                309,548
Units outstanding, beginning                                                 309,548                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    595,389                309,548
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            932,949
Cost of units redeemed/account charges                                                             (308,227)
Net investment income (loss)                                                                          3,716
Net realized gain (loss)                                                                             10,650
Realized gain distributions                                                                          20,915
Net change in unrealized appreciation (depreciation)                                                 28,292
                                                                                       --------------------
Net assets                                                                             $            688,295
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16               595   $           688              1.25%             15.9%
12/31/2011                        1.00               310               309              1.25%             -0.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             16.2%
12/31/2011                        1.00                 0                 0              1.00%             -0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             16.5%
12/31/2011                        1.00                 0                 0              0.75%              0.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             16.8%
12/31/2011                        1.00                 0                 0              0.50%              0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             17.1%
12/31/2011                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.00%             17.3%
12/31/2011                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             DWS Strategic Government Securities A Class - 23338C108

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,283   $        17,476             1,967
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        17,294
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        17,294            16,683   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $        17,294            16,683
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           727
Mortality & expense charges                                                                           (189)
                                                                                           ---------------
Net investment income (loss)                                                                           538
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (109)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (221)
                                                                                           ---------------
Net gain (loss)                                                                                       (330)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           208
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                538   $                 (3)
Net realized gain (loss)                                                        (109)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (221)                    28
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                208                     25
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      39,860                 12,534
Cost of units redeemed                                                       (35,253)                    --
Account charges                                                                  (80)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            4,527                 12,534
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,735                 12,559
Net assets, beginning                                                         12,559                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             17,294   $             12,559
                                                                ====================   ====================
Units sold                                                                    94,410                 12,247
Units redeemed                                                               (89,974)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,436                 12,247
Units outstanding, beginning                                                  12,247                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,683                 12,247
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             52,394
Cost of units redeemed/account charges                                                              (35,333)
Net investment income (loss)                                                                            535
Net realized gain (loss)                                                                               (109)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (193)
                                                                                       --------------------
Net assets                                                                             $             17,294
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                17   $            17              1.25%              1.1%
12/31/2011                        1.03                12                13              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              1.3%
12/31/2011                        1.03                 0                 0              1.00%              2.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%              1.6%
12/31/2011                        1.03                 0                 0              0.75%              2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              1.9%
12/31/2011                        1.03                 0                 0              0.50%              2.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              2.1%
12/31/2011                        1.03                 0                 0              0.25%              3.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              2.4%
12/31/2011                        1.03                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               4.9%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             DWS Strategic Government Securities S Class - 23338C405

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       149,713   $       152,595            17,037
                                                                         ===============   ===============
Receivables: investments sold                                       47
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       149,760
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       149,760           144,174   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $       149,760           144,174
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         6,943
Mortality & expense charges                                                                         (1,805)
                                                                                           ---------------
Net investment income (loss)                                                                         5,138
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (134)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,319)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,453)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,685
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,138   $                732
Net realized gain (loss)                                                        (134)                     1
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,319)                   437
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,685                  1,170
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      32,759                255,508
Cost of units redeemed                                                       (19,394)              (121,512)
Account charges                                                                 (456)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           12,909                133,996
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,594                135,166
Net assets, beginning                                                        135,166                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            149,760   $            135,166
                                                                ====================   ====================
Units sold                                                                    31,580                251,032
Units redeemed                                                               (19,117)              (119,321)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,463                131,711
Units outstanding, beginning                                                 131,711                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    144,174                131,711
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            288,267
Cost of units redeemed/account charges                                                             (141,362)
Net investment income (loss)                                                                          5,870
Net realized gain (loss)                                                                               (133)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (2,882)
                                                                                       --------------------
Net assets                                                                             $            149,760
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04               144   $           150              1.25%              1.2%
12/31/2011                        1.03               132               135              1.25%              2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              1.5%
12/31/2011                        1.03                 0                 0              1.00%              2.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              1.7%
12/31/2011                        1.03                 0                 0              0.75%              2.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              2.0%
12/31/2011                        1.03                 0                 0              0.50%              3.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              2.2%
12/31/2011                        1.03                 0                 0              0.25%              3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              2.5%
12/31/2011                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               4.9%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Fidelity Advisor Diversified International Fund T Class - 315920694

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       122,138   $       150,847             7,623
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       122,126
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       122,126            66,547   $          1.84
Band 100                                                            --                --              1.88
Band 75                                                             --                --              1.92
Band 50                                                             --                --              1.97
Band 25                                                             --                --              2.01
Band 0                                                              --                --              2.09
                                                       ---------------   ---------------
Total                                                  $       122,126            66,547
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,226
Mortality & expense charges                                                                         (1,414)
                                                                                           ---------------
Net investment income (loss)                                                                          (188)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (684)
Realized gain distributions                                                                            458
Net change in unrealized appreciation (depreciation)                                                19,404
                                                                                           ---------------
Net gain (loss)                                                                                     19,178
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        18,990
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (188)  $               (501)
Net realized gain (loss)                                                        (684)                (3,954)
Realized gain distributions                                                      458                     --
Net change in unrealized appreciation (depreciation)                          19,404                (12,854)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,990                (17,309)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     (2)
Cost of units redeemed                                                          (687)               (29,725)
Account charges                                                                   (6)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                             (693)               (29,727)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,297                (47,036)
Net assets, beginning                                                        103,829                150,865
                                                                --------------------   --------------------
Net assets, ending                                              $            122,126   $            103,829
                                                                ====================   ====================
Units sold                                                                        --                      4
Units redeemed                                                                  (402)               (15,738)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (402)               (15,734)
Units outstanding, beginning                                                  66,949                 82,683
                                                                --------------------   --------------------
Units outstanding, ending                                                     66,547                 66,949
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            722,789
Cost of units redeemed/account charges                                                             (751,328)
Net investment income (loss)                                                                         (8,039)
Net realized gain (loss)                                                                             99,429
Realized gain distributions                                                                          87,984
Net change in unrealized appreciation (depreciation)                                                (28,709)
                                                                                       --------------------
Net assets                                                                             $            122,126
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.84                67   $           122              1.25%             18.3%
12/31/2011                        1.55                67               104              1.25%            -15.0%
12/31/2010                        1.82                83               151              1.25%              8.2%
12/31/2009                        1.69                86               145              1.25%             21.3%
12/31/2008                        1.39               107               149              1.25%            -42.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.88                 0   $             0              1.00%             18.6%
12/31/2011                        1.58                 0                 0              1.00%            -14.8%
12/31/2010                        1.86                 0                 0              1.00%              8.5%
12/31/2009                        1.71                 0                 0              1.00%             21.6%
12/31/2008                        1.41                 0                 0              1.00%            -42.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.92                 0   $             0              0.75%             18.9%
12/31/2011                        1.62                 0                 0              0.75%            -14.6%
12/31/2010                        1.89                 0                 0              0.75%              8.8%
12/31/2009                        1.74                 0                 0              0.75%             21.9%
12/31/2008                        1.43                 0                 0              0.75%            -42.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.97                 0   $             0              0.50%             19.2%
12/31/2011                        1.65                 0                 0              0.50%            -14.4%
12/31/2010                        1.93                 0                 0              0.50%              9.0%
12/31/2009                        1.77                 0                 0              0.50%             22.3%
12/31/2008                        1.45                 0                 0              0.50%            -42.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.01                 0   $             0              0.25%             19.5%
12/31/2011                        1.68                 0                 0              0.25%            -14.1%
12/31/2010                        1.96                 0                 0              0.25%              9.3%
12/31/2009                        1.79                 0                 0              0.25%             22.6%
12/31/2008                        1.46                 0                 0              0.25%            -42.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.09                 0   $             0              0.00%             19.8%
12/31/2011                        1.75                 0                 0              0.00%            -13.9%
12/31/2010                        2.03                 0                 0              0.00%              9.6%
12/31/2009                        1.85                 0                 0              0.00%             22.9%
12/31/2008                        1.51                 0                 0              0.00%            -41.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               0.8%
                2010               1.0%
                2009               1.2%
                2008               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Fidelity Advisor Dividend Growth T Class - 315805630

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       760,805   $       683,641            56,849
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (156)
                                                       ---------------
Net assets                                             $       760,649
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       757,385           513,361   $          1.48
Band 100                                                         3,264             2,162              1.51
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.62
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
Total                                                  $       760,649           515,523
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,217
Mortality & expense charges                                                                         (8,604)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,387)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            31,115
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                64,719
                                                                                           ---------------
Net gain (loss)                                                                                     95,834
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        91,447
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,387)  $             (6,722)
Net realized gain (loss)                                                      31,115                 52,990
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          64,719               (107,170)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             91,447                (60,902)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     302,975                318,861
Cost of units redeemed                                                      (195,237)              (168,348)
Account charges                                                                 (102)                  (147)
                                                                --------------------   --------------------
Increase (decrease)                                                          107,636                150,366
                                                                --------------------   --------------------
Net increase (decrease)                                                      199,083                 89,464
Net assets, beginning                                                        561,566                472,102
                                                                --------------------   --------------------
Net assets, ending                                              $            760,649   $            561,566
                                                                ====================   ====================
Units sold                                                                   206,522                236,428
Units redeemed                                                              (134,981)              (127,825)
                                                                --------------------   --------------------
Net increase (decrease)                                                       71,541                108,603
Units outstanding, beginning                                                 443,982                335,379
                                                                --------------------   --------------------
Units outstanding, ending                                                    515,523                443,982
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,837,765
Cost of units redeemed/account charges                                                           (1,182,188)
Net investment income (loss)                                                                        (29,599)
Net realized gain (loss)                                                                             14,140
Realized gain distributions                                                                          43,367
Net change in unrealized appreciation (depreciation)                                                 77,164
                                                                                       --------------------
Net assets                                                                             $            760,649
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48               513   $           757              1.25%             16.7%
12/31/2011                        1.26               442               559              1.25%            -10.2%
12/31/2010                        1.41               335               472              1.25%             19.5%
12/31/2009                        1.18               465               548              1.25%             51.0%
12/31/2008                        0.78               293               229              1.25%            -44.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 2   $             3              1.00%             16.9%
12/31/2011                        1.29                 2                 2              1.00%             -9.9%
12/31/2010                        1.43                 0                 0              1.00%             19.8%
12/31/2009                        1.20                 9                10              1.00%             51.4%
12/31/2008                        0.79                 7                 5              1.00%            -44.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.75%             17.2%
12/31/2011                        1.32                 0                 0              0.75%             -9.7%
12/31/2010                        1.46                 0                 0              0.75%             20.1%
12/31/2009                        1.22                 0                 0              0.75%             51.8%
12/31/2008                        0.80                 0                 0              0.75%            -44.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.50%             17.5%
12/31/2011                        1.35                 0                 0              0.50%             -9.5%
12/31/2010                        1.49                 0                 0              0.50%             20.4%
12/31/2009                        1.23                 0                 0              0.50%             52.1%
12/31/2008                        0.81                 0                 0              0.50%            -44.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.25%             17.8%
12/31/2011                        1.37                 0                 0              0.25%             -9.3%
12/31/2010                        1.51                 0                 0              0.25%             20.7%
12/31/2009                        1.25                 0                 0              0.25%             52.5%
12/31/2008                        0.82                 0                 0              0.25%            -44.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68                 0   $             0              0.00%             18.1%
12/31/2011                        1.42                 0                 0              0.00%             -9.0%
12/31/2010                        1.57                 0                 0              0.00%             21.0%
12/31/2009                        1.29                 0                 0              0.00%             52.9%
12/31/2008                        0.85                 0                 0              0.00%            -44.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Equity Growth Fund T Class - 315805200

                           STATEMENT OF IN NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,553,320   $     1,285,937            25,244
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,343)
                                                       ---------------
Net assets                                             $     1,543,977
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       608,346           467,666   $          1.30
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.36
Band 50                                                        935,631           674,189              1.39
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.45
                                                       ---------------   ---------------
Total                                                  $     1,543,977         1,141,855
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,378)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,378)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            49,334
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               143,728
                                                                                           ---------------
Net gain (loss)                                                                                    193,062
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       179,684
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,378)  $            (12,158)
Net realized gain (loss)                                                      49,334                  3,694
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         143,728                (11,240)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            179,684                (19,704)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     262,640                188,404
Cost of units redeemed                                                      (312,631)              (196,550)
Account charges                                                                 (232)                  (271)
                                                                --------------------   --------------------
Increase (decrease)                                                          (50,223)                (8,417)
                                                                --------------------   --------------------
Net increase (decrease)                                                      129,461                (28,121)
Net assets, beginning                                                      1,414,516              1,442,637
                                                                --------------------   --------------------
Net assets, ending                                              $          1,543,977   $          1,414,516
                                                                ====================   ====================
Units sold                                                                   195,893                164,466
Units redeemed                                                              (238,902)              (175,861)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (43,009)               (11,395)
Units outstanding, beginning                                               1,184,864              1,196,259
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,141,855              1,184,864
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,455,656
Cost of units redeemed/account charges                                                           (1,179,936)
Net investment income (loss)                                                                        (56,522)
Net realized gain (loss)                                                                             57,396
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                267,383
                                                                                       --------------------
Net assets                                                                             $          1,543,977
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30               468   $           608              1.25%             12.6%
12/31/2011                        1.16               513               593              1.25%             -1.5%
12/31/2010                        1.17               524               614              1.25%             21.8%
12/31/2009                        0.96               502               483              1.25%             26.1%
12/31/2008                        0.76               340               260              1.25%            -47.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              1.00%             12.9%
12/31/2011                        1.18                 0                 0              1.00%             -1.2%
12/31/2010                        1.19                 0                 0              1.00%             22.1%
12/31/2009                        0.98                 0                 0              1.00%             26.4%
12/31/2008                        0.77                 0                 0              1.00%            -47.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.75%             13.2%
12/31/2011                        1.20                 0                 0              0.75%             -1.0%
12/31/2010                        1.21                 0                 0              0.75%             22.4%
12/31/2009                        0.99                 0                 0              0.75%             26.7%
12/31/2008                        0.78                 0                 0              0.75%            -47.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39               674   $           936              0.50%             13.4%
12/31/2011                        1.22               672               822              0.50%             -0.7%
12/31/2010                        1.23               672               828              0.50%             22.7%
12/31/2009                        1.00               577               579              0.50%             27.0%
12/31/2008                        0.79               516               408              0.50%            -47.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.25%             13.7%
12/31/2011                        1.25                 0                 0              0.25%             -0.5%
12/31/2010                        1.25                 0                 0              0.25%             23.1%
12/31/2009                        1.02                 0                 0              0.25%             27.3%
12/31/2008                        0.80                 0                 0              0.25%            -47.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.00%             14.0%
12/31/2011                        1.27                 0                 0              0.00%             -0.2%
12/31/2010                        1.27                 0                 0              0.00%             23.4%
12/31/2009                        1.03                 0                 0              0.00%             27.7%
12/31/2008                        0.81                 0                 0              0.00%            -47.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Equity Income Fund T Class - 315808204

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       973,050   $       840,671            37,307
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,423)
                                                       ---------------
Net assets                                             $       969,627
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       574,167           359,571   $          1.60
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.67
Band 50                                                        395,460           231,045              1.71
Band 25                                                             --                --              1.75
Band 0                                                              --                --              1.81
                                                       ---------------   ---------------
Total                                                  $       969,627           590,616
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        23,329
Mortality & expense charges                                                                         (9,749)
                                                                                           ---------------
Net investment income (loss)                                                                        13,580
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            37,689
Realized gain distributions                                                                          1,117
Net change in unrealized appreciation (depreciation)                                               102,370
                                                                                           ---------------
Net gain (loss)                                                                                    141,176
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       154,756
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,580   $             10,805
Net realized gain (loss)                                                      37,689                (61,622)
Realized gain distributions                                                    1,117                     --
Net change in unrealized appreciation (depreciation)                         102,370                 46,888
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            154,756                 (3,929)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      78,387                142,873
Cost of units redeemed                                                      (378,850)              (242,561)
Account charges                                                                 (692)                  (588)
                                                                --------------------   --------------------
Increase (decrease)                                                         (301,155)              (100,276)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (146,399)              (104,205)
Net assets, beginning                                                      1,116,026              1,220,231
                                                                --------------------   --------------------
Net assets, ending                                              $            969,627   $          1,116,026
                                                                ====================   ====================
Units sold                                                                    50,569                 98,215
Units redeemed                                                              (238,514)              (168,871)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (187,945)               (70,656)
Units outstanding, beginning                                                 778,561                849,217
                                                                --------------------   --------------------
Units outstanding, ending                                                    590,616                778,561
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,879,971
Cost of units redeemed/account charges                                                           (1,076,105)
Net investment income (loss)                                                                         36,341
Net realized gain (loss)                                                                           (116,225)
Realized gain distributions                                                                         113,266
Net change in unrealized appreciation (depreciation)                                                132,379
                                                                                       --------------------
Net assets                                                                             $            969,627
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60               360   $           574              1.25%             15.1%
12/31/2011                        1.39               401               556              1.25%             -1.0%
12/31/2010                        1.40               491               688              1.25%             11.7%
12/31/2009                        1.25               406               509              1.25%             22.7%
12/31/2008                        1.02               333               340              1.25%            -41.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              1.00%             15.4%
12/31/2011                        1.42                 0                 0              1.00%             -0.8%
12/31/2010                        1.43                 0                 0              1.00%             12.0%
12/31/2009                        1.27                 0                 0              1.00%             23.0%
12/31/2008                        1.04                 0                 0              1.00%            -41.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.75%             15.7%
12/31/2011                        1.45                 0                 0              0.75%             -0.5%
12/31/2010                        1.45                 0                 0              0.75%             12.3%
12/31/2009                        1.29                 0                 0              0.75%             23.3%
12/31/2008                        1.05                 0                 0              0.75%            -41.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71               231   $           395              0.50%             16.0%
12/31/2011                        1.48               344               508              0.50%             -0.3%
12/31/2010                        1.48               330               488              0.50%             12.6%
12/31/2009                        1.31               288               379              0.50%             23.7%
12/31/2008                        1.06               267               284              0.50%            -41.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.25%             16.3%
12/31/2011                        1.51                 0                 0              0.25%              0.0%
12/31/2010                        1.51                 0                 0              0.25%             12.8%
12/31/2009                        1.34                 0                 0              0.25%             24.0%
12/31/2008                        1.08                 0                 0              0.25%            -40.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.81                 0   $             0              0.00%             16.6%
12/31/2011                        1.56                34                53              0.00%              0.2%
12/31/2010                        1.55                29                44              0.00%             13.1%
12/31/2009                        1.37                23                31              0.00%             24.3%
12/31/2008                        1.10                15                17              0.00%            -40.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               1.7%
                2010               1.2%
                2009               1.4%
                2008               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2010 Fund A Class - 315792705

                            Statements of Net Assets
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,214,780   $     2,084,859           184,048
                                                                         ===============   ===============
Receivables: investments sold                                    1,161
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,215,941
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,445,436         1,340,354   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                         770,505           666,140              1.16
                                                       ---------------   ---------------
Total                                                  $     2,215,941         2,006,494
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        30,142
Mortality & expense charges                                                                        (20,751)
                                                                                           ---------------
Net investment income (loss)                                                                         9,391
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           134,111
Realized gain distributions                                                                         15,530
Net change in unrealized appreciation (depreciation)                                                13,085
                                                                                           ---------------
Net gain (loss)                                                                                    162,726
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       172,117
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,391   $              6,019
Net realized gain (loss)                                                     134,111                 29,252
Realized gain distributions                                                   15,530                 24,005
Net change in unrealized appreciation (depreciation)                          13,085                (98,119)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            172,117                (38,843)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,602,704                639,388
Cost of units redeemed                                                    (2,366,555)              (108,395)
Account charges                                                                 (332)                   (98)
                                                                --------------------   --------------------
Increase (decrease)                                                          235,817                530,895
                                                                --------------------   --------------------
Net increase (decrease)                                                      407,934                492,052
Net assets, beginning                                                      1,808,007              1,315,955
                                                                --------------------   --------------------
Net assets, ending                                              $          2,215,941   $          1,808,007
                                                                ====================   ====================
Units sold                                                                 2,929,009                652,512
Units redeemed                                                            (2,744,429)              (134,818)
                                                                --------------------   --------------------
Net increase (decrease)                                                      184,580                517,694
Units outstanding, beginning                                               1,821,914              1,304,220
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,006,494              1,821,914
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,233,765
Cost of units redeemed/account charges                                                           (4,258,665)
Net investment income (loss)                                                                         72,614
Net realized gain (loss)                                                                            (64,661)
Realized gain distributions                                                                         102,967
Net change in unrealized appreciation (depreciation)                                                129,921
                                                                                       --------------------
Net assets                                                                             $          2,215,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08             1,340   $         1,445              1.25%              8.7%
12/31/2011                        0.99             1,822             1,808              1.25%             -1.6%
12/31/2010                        1.01             1,304             1,316              1.25%             10.8%
12/31/2009                        0.91             1,677             1,527              1.25%             24.1%
12/31/2008                        0.73             2,210             1,622              1.25%            -27.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              8.9%
12/31/2011                        1.00                 0                 0              1.00%             -1.4%
12/31/2010                        1.02                 0                 0              1.00%             11.1%
12/31/2009                        0.92                 0                 0              1.00%             24.4%
12/31/2008                        0.74                 0                 0              1.00%            -27.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%              9.2%
12/31/2011                        1.02                 0                 0              0.75%             -1.2%
12/31/2010                        1.03                 0                 0              0.75%             11.4%
12/31/2009                        0.92                 0                 0              0.75%             24.7%
12/31/2008                        0.74                 0                 0              0.75%            -27.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%              9.5%
12/31/2011                        1.03                 0                 0              0.50%             -0.9%
12/31/2010                        1.04                 0                 0              0.50%             11.6%
12/31/2009                        0.93                 0                 0              0.50%             25.0%
12/31/2008                        0.74                 0                 0              0.50%            -27.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%              9.8%
12/31/2011                        1.04                 0                 0              0.25%             -0.7%
12/31/2010                        1.05                 0                 0              0.25%             11.9%
12/31/2009                        0.93                 0                 0              0.25%             25.3%
12/31/2008                        0.75                 0                 0              0.25%            -26.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16               666   $           771              0.00%             10.0%
12/31/2011                        1.05                 0                 0              0.00%             -0.4%
12/31/2010                        1.06                 0                 0              0.00%             12.2%
12/31/2009                        0.94                 0                 0              0.00%             25.6%
12/31/2008                        0.75                 0                 0              0.00%            -26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.7%
                2010               1.4%
                2009               1.9%
                2008               4.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2010 Fund T Class - 315792879

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,126,644   $     6,758,306           679,362
                                                                         ===============   ===============
Receivables: investments sold                                   32,493
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,159,137
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,718,952         5,413,223   $          1.24
Band 100                                                       668,790           528,369              1.27
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.34
Band 0                                                         771,395           563,501              1.37
                                                       ---------------   ---------------
Total                                                  $     8,159,137         6,505,093
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        89,600
Mortality & expense charges                                                                        (95,251)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,651)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           402,289
Realized gain distributions                                                                         57,220
Net change in unrealized appreciation (depreciation)                                               263,555
                                                                                           ---------------
Net gain (loss)                                                                                    723,064
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       717,413
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,651)  $             10,677
Net realized gain (loss)                                                     402,289                517,175
Realized gain distributions                                                   57,220                117,100
Net change in unrealized appreciation (depreciation)                         263,555               (758,754)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            717,413               (113,802)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     690,495              1,682,149
Cost of units redeemed                                                    (1,843,764)            (2,025,580)
Account charges                                                               (3,739)                (3,931)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,157,008)              (347,362)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (439,595)              (461,164)
Net assets, beginning                                                      8,598,732              9,059,896
                                                                --------------------   --------------------
Net assets, ending                                              $          8,159,137   $          8,598,732
                                                                ====================   ====================
Units sold                                                                 1,005,370              2,166,322
Units redeemed                                                            (1,917,040)            (2,429,698)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (911,670)              (263,376)
Units outstanding, beginning                                               7,416,763              7,680,139
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,505,093              7,416,763
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         17,353,052
Cost of units redeemed/account charges                                                          (10,817,216)
Net investment income (loss)                                                                        212,200
Net realized gain (loss)                                                                           (424,524)
Realized gain distributions                                                                         467,287
Net change in unrealized appreciation (depreciation)                                              1,368,338
                                                                                       --------------------
Net assets                                                                             $          8,159,137
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24             5,413   $         6,719              1.25%              8.3%
12/31/2011                        1.15             6,003             6,879              1.25%             -1.8%
12/31/2010                        1.17             6,149             7,178              1.25%             10.6%
12/31/2009                        1.06             6,464             6,822              1.25%             23.6%
12/31/2008                        0.85             4,472             3,819              1.25%            -27.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27               528   $           669              1.00%              8.6%
12/31/2011                        1.17               539               628              1.00%             -1.6%
12/31/2010                        1.18               565               669              1.00%             10.9%
12/31/2009                        1.07               537               574              1.00%             23.9%
12/31/2008                        0.86               554               478              1.00%            -27.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.75%              8.9%
12/31/2011                        1.19                 0                 0              0.75%             -1.3%
12/31/2010                        1.20                 0                 0              0.75%             11.1%
12/31/2009                        1.08                 0                 0              0.75%             24.2%
12/31/2008                        0.87                 0                 0              0.75%            -27.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.50%              9.1%
12/31/2011                        1.21                 0                 0              0.50%             -1.1%
12/31/2010                        1.22                 0                 0              0.50%             11.4%
12/31/2009                        1.09                 0                 0              0.50%             24.5%
12/31/2008                        0.88                 0                 0              0.50%            -27.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.25%              9.4%
12/31/2011                        1.23                 0                 0              0.25%             -0.8%
12/31/2010                        1.24                 0                 0              0.25%             11.7%
12/31/2009                        1.11                 0                 0              0.25%             24.9%
12/31/2008                        0.89                 0                 0              0.25%            -27.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37               564   $           771              0.00%              9.7%
12/31/2011                        1.25               874             1,091              0.00%             -0.6%
12/31/2010                        1.26               966             1,213              0.00%             12.0%
12/31/2009                        1.12               918             1,029              0.00%             25.2%
12/31/2008                        0.90               504               451              0.00%            -26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               1.2%
                2010               1.2%
                2009               2.2%
                2008               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2015 Fund T Class - 315792556

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,810,618   $    14,029,113         1,408,024
                                                                         ===============   ===============
Receivables: investments sold                                   71,593
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,882,211
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,527,008        12,403,755   $          1.25
Band 100                                                            --                --              1.28
Band 75                                                             --                --              1.30
Band 50                                                         77,222            58,168              1.33
Band 25                                                             --                --              1.35
Band 0                                                       1,277,981           925,665              1.38
                                                       ---------------   ---------------
Total                                                  $    16,882,211        13,387,588
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       184,342
Mortality & expense charges                                                                       (203,917)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,575)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           866,002
Realized gain distributions                                                                        118,787
Net change in unrealized appreciation (depreciation)                                               493,926
                                                                                           ---------------
Net gain (loss)                                                                                  1,478,715
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,459,140
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,575)  $              3,144
Net realized gain (loss)                                                     866,002                851,785
Realized gain distributions                                                  118,787                231,840
Net change in unrealized appreciation (depreciation)                         493,926             (1,404,532)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,459,140               (317,763)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,601,622              3,162,362
Cost of units redeemed                                                    (4,373,493)            (2,659,243)
Account charges                                                               (9,725)                (9,735)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,781,596)               493,384
                                                                --------------------   --------------------
Net increase (decrease)                                                     (322,456)               175,621
Net assets, beginning                                                     17,204,667             17,029,046
                                                                --------------------   --------------------
Net assets, ending                                              $         16,882,211   $         17,204,667
                                                                ====================   ====================
Units sold                                                                 3,025,142              4,273,968
Units redeemed                                                            (4,504,813)            (3,845,614)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,479,671)               428,354
Units outstanding, beginning                                              14,867,259             14,438,905
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,387,588             14,867,259
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         26,282,356
Cost of units redeemed/account charges                                                          (13,578,726)
Net investment income (loss)                                                                        202,602
Net realized gain (loss)                                                                            406,309
Realized gain distributions                                                                         788,165
Net change in unrealized appreciation (depreciation)                                              2,781,505
                                                                                       --------------------
Net assets                                                                             $         16,882,211
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25            12,404   $        15,527              1.25%              8.6%
12/31/2011                        1.15            14,123            16,272              1.25%             -2.0%
12/31/2010                        1.18            13,833            16,265              1.25%             10.7%
12/31/2009                        1.06            13,249            14,068              1.25%             24.4%
12/31/2008                        0.85             6,036             5,151              1.25%            -29.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              1.00%              8.9%
12/31/2011                        1.17                 0                 0              1.00%             -1.8%
12/31/2010                        1.19                22                26              1.00%             11.0%
12/31/2009                        1.07                19                20              1.00%             24.7%
12/31/2008                        0.86                13                11              1.00%            -29.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.75%              9.2%
12/31/2011                        1.19                 0                 0              0.75%             -1.5%
12/31/2010                        1.21                 0                 0              0.75%             11.3%
12/31/2009                        1.09                 0                 0              0.75%             25.0%
12/31/2008                        0.87                 0                 0              0.75%            -29.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                58   $            77              0.50%              9.5%
12/31/2011                        1.21                29                35              0.50%             -1.3%
12/31/2010                        1.23                 6                 8              0.50%             11.6%
12/31/2009                        1.10                 0                 0              0.50%             25.4%
12/31/2008                        0.88                 0                 0              0.50%            -29.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.25%              9.7%
12/31/2011                        1.23                 0                 0              0.25%             -1.0%
12/31/2010                        1.25                 0                 0              0.25%             11.8%
12/31/2009                        1.11                 0                 0              0.25%             25.7%
12/31/2008                        0.89                 0                 0              0.25%            -28.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38               926   $         1,278              0.00%             10.0%
12/31/2011                        1.25               715               898              0.00%             -0.8%
12/31/2010                        1.26               577               730              0.00%             12.1%
12/31/2009                        1.13               511               576              0.00%             26.0%
12/31/2008                        0.90               285               255              0.00%            -28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               1.2%
                2010               1.2%
                2009               2.3%
                2008               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2015 Fund A Class - 315792580

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,406,537   $     3,942,796           367,578
                                                                         ===============   ===============
Receivables: investments sold                                    4,402
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,410,939
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,226,817         3,989,276   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.12
Band 0                                                         184,122           162,015              1.14
                                                       ---------------   ---------------
Total                                                  $     4,410,939         4,151,291
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        59,011
Mortality & expense charges                                                                        (51,435)
                                                                                           ---------------
Net investment income (loss)                                                                         7,576
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            91,424
Realized gain distributions                                                                         31,351
Net change in unrealized appreciation (depreciation)                                               210,638
                                                                                           ---------------
Net gain (loss)                                                                                    333,413
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       340,989
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,576   $              8,805
Net realized gain (loss)                                                      91,424                114,162
Realized gain distributions                                                   31,351                 50,225
Net change in unrealized appreciation (depreciation)                         210,638               (254,046)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            340,989                (80,854)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     831,983                862,987
Cost of units redeemed                                                      (475,003)              (467,266)
Account charges                                                                 (389)                  (254)
                                                                --------------------   --------------------
Increase (decrease)                                                          356,591                395,467
                                                                --------------------   --------------------
Net increase (decrease)                                                      697,580                314,613
Net assets, beginning                                                      3,713,359              3,398,746
                                                                --------------------   --------------------
Net assets, ending                                              $          4,410,939   $          3,713,359
                                                                ====================   ====================
Units sold                                                                 1,320,119                937,753
Units redeemed                                                              (985,846)              (553,150)
                                                                --------------------   --------------------
Net increase (decrease)                                                      334,273                384,603
Units outstanding, beginning                                               3,817,018              3,432,415
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,151,291              3,817,018
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,307,709
Cost of units redeemed/account charges                                                           (1,846,860)
Net investment income (loss)                                                                         74,782
Net realized gain (loss)                                                                            274,502
Realized gain distributions                                                                         137,065
Net change in unrealized appreciation (depreciation)                                                463,741
                                                                                       --------------------
Net assets                                                                             $          4,410,939
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06             3,989   $         4,227              1.25%              8.9%
12/31/2011                        0.97             3,817             3,713              1.25%             -1.8%
12/31/2010                        0.99             3,432             3,399              1.25%             11.0%
12/31/2009                        0.89             2,666             2,378              1.25%             24.7%
12/31/2008                        0.72             1,782             1,275              1.25%            -29.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              9.2%
12/31/2011                        0.98                 0                 0              1.00%             -1.5%
12/31/2010                        1.00                 0                 0              1.00%             11.3%
12/31/2009                        0.90                 0                 0              1.00%             25.0%
12/31/2008                        0.72                 0                 0              1.00%            -29.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.5%
12/31/2011                        1.00                 0                 0              0.75%             -1.3%
12/31/2010                        1.01                 0                 0              0.75%             11.6%
12/31/2009                        0.90                 0                 0              0.75%             25.3%
12/31/2008                        0.72                 0                 0              0.75%            -28.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.50%              9.7%
12/31/2011                        1.01                 0                 0              0.50%             -1.0%
12/31/2010                        1.02                 0                 0              0.50%             11.8%
12/31/2009                        0.91                 0                 0              0.50%             25.6%
12/31/2008                        0.72                 0                 0              0.50%            -28.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.25%             10.0%
12/31/2011                        1.02                 0                 0              0.25%             -0.8%
12/31/2010                        1.03                 0                 0              0.25%             12.1%
12/31/2009                        0.92                 0                 0              0.25%             26.0%
12/31/2008                        0.73                 0                 0              0.25%            -28.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14               162   $           184              0.00%             10.3%
12/31/2011                        1.03                 0                 0              0.00%             -0.5%
12/31/2010                        1.04                 0                 0              0.00%             12.4%
12/31/2009                        0.92                 0                 0              0.00%             26.3%
12/31/2008                        0.73                 0                 0              0.00%            -28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.5%
                2010               1.6%
                2009               2.2%
                2008               4.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2020 Fund T Class - 315792820

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,368,491   $    16,522,074         1,634,045
                                                                         ===============   ===============
Receivables: investments sold                                   89,763
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    20,458,254
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,222,461        14,036,693   $          1.23
Band 100                                                     1,279,845         1,022,868              1.25
Band 75                                                             --                --              1.28
Band 50                                                        284,494           218,638              1.30
Band 25                                                             --                --              1.33
Band 0                                                       1,671,454         1,235,158              1.35
                                                       ---------------   ---------------
Total                                                  $    20,458,254        16,513,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       240,547
Mortality & expense charges                                                                       (229,085)
                                                                                           ---------------
Net investment income (loss)                                                                        11,462
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         1,126,702
Realized gain distributions                                                                        132,700
Net change in unrealized appreciation (depreciation)                                               743,166
                                                                                           ---------------
Net gain (loss)                                                                                  2,002,568
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,014,030
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,462   $             42,615
Net realized gain (loss)                                                   1,126,702                518,662
Realized gain distributions                                                  132,700                315,894
Net change in unrealized appreciation (depreciation)                         743,166             (1,381,011)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,014,030               (503,840)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,394,937              3,556,321
Cost of units redeemed                                                    (4,432,444)            (2,927,327)
Account charges                                                              (14,252)               (12,313)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,051,759)               616,681
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,037,729)               112,841
Net assets, beginning                                                     21,495,983             21,383,142
                                                                --------------------   --------------------
Net assets, ending                                              $         20,458,254   $         21,495,983
                                                                ====================   ====================
Units sold                                                                 3,007,531              5,102,130
Units redeemed                                                            (5,419,332)            (4,525,214)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,411,801)               576,916
Units outstanding, beginning                                              18,925,158             18,348,242
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,513,357             18,925,158
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         33,526,231
Cost of units redeemed/account charges                                                          (17,272,693)
Net investment income (loss)                                                                        373,675
Net realized gain (loss)                                                                         (1,153,502)
Realized gain distributions                                                                       1,138,126
Net change in unrealized appreciation (depreciation)                                              3,846,417
                                                                                       --------------------
Net assets                                                                             $         20,458,254
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23            14,037   $        17,222              1.25%              9.6%
12/31/2011                        1.12            14,968            16,755              1.25%             -2.8%
12/31/2010                        1.15            14,645            16,868              1.25%             12.0%
12/31/2009                        1.03            13,736            14,122              1.25%             27.5%
12/31/2008                        0.81             8,318             6,705              1.25%            -34.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25             1,023   $         1,280              1.00%              9.9%
12/31/2011                        1.14               939             1,069              1.00%             -2.6%
12/31/2010                        1.17               969             1,132              1.00%             12.3%
12/31/2009                        1.04               945               983              1.00%             27.9%
12/31/2008                        0.81               880               716              1.00%            -34.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.75%             10.2%
12/31/2011                        1.16                 0                 0              0.75%             -2.3%
12/31/2010                        1.19                 0                 0              0.75%             12.6%
12/31/2009                        1.05                 0                 0              0.75%             28.2%
12/31/2008                        0.82                 0                 0              0.75%            -34.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30               219   $           284              0.50%             10.4%
12/31/2011                        1.18               180               212              0.50%             -2.1%
12/31/2010                        1.20               150               181              0.50%             12.9%
12/31/2009                        1.07                 4                 4              0.50%             28.5%
12/31/2008                        0.83                 0                 0              0.50%            -34.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.25%             10.7%
12/31/2011                        1.20                 0                 0              0.25%             -1.8%
12/31/2010                        1.22                 0                 0              0.25%             13.2%
12/31/2009                        1.08                 0                 0              0.25%             28.8%
12/31/2008                        0.84                 0                 0              0.25%            -34.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35             1,235   $         1,671              0.00%             11.0%
12/31/2011                        1.22             2,838             3,460              0.00%             -1.6%
12/31/2010                        1.24             2,584             3,202              0.00%             13.4%
12/31/2009                        1.09             2,192             2,394              0.00%             29.1%
12/31/2008                        0.85             1,370             1,158              0.00%            -33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               1.2%
                2010               1.2%
                2009               2.0%
                2008               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2020 Fund A Class - 315792853

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,303,746   $    13,317,571         1,144,104
                                                                         ===============   ===============
Receivables: investments sold                                    9,006
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,312,752
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,034,330         9,889,547   $          1.01
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                       4,278,422         3,931,304              1.09
                                                       ---------------   ---------------
Total                                                  $    14,312,752        13,820,851
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       198,448
Mortality & expense charges                                                                       (113,420)
                                                                                           ---------------
Net investment income (loss)                                                                        85,028
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           120,377
Realized gain distributions                                                                         93,122
Net change in unrealized appreciation (depreciation)                                               698,905
                                                                                           ---------------
Net gain (loss)                                                                                    912,404
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       997,432
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             85,028   $             19,968
Net realized gain (loss)                                                     120,377               (128,112)
Realized gain distributions                                                   93,122                115,666
Net change in unrealized appreciation (depreciation)                         698,905               (235,167)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            997,432               (227,645)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  12,976,490              1,320,652
Cost of units redeemed                                                    (7,477,347)              (718,766)
Account charges                                                               (1,481)                (1,074)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,497,662                600,812
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,495,094                373,167
Net assets, beginning                                                      7,817,658              7,444,491
                                                                --------------------   --------------------
Net assets, ending                                              $         14,312,752   $          7,817,658
                                                                ====================   ====================
Units sold                                                                13,584,063              1,634,945
Units redeemed                                                            (8,230,442)            (1,018,458)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,353,621                616,487
Units outstanding, beginning                                               8,467,230              7,850,743
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,820,851              8,467,230
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         22,891,312
Cost of units redeemed/account charges                                                           (9,643,126)
Net investment income (loss)                                                                        279,864
Net realized gain (loss)                                                                           (678,994)
Realized gain distributions                                                                         477,521
Net change in unrealized appreciation (depreciation)                                                986,175
                                                                                       --------------------
Net assets                                                                             $         14,312,752
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01             9,890   $        10,034              1.25%              9.9%
12/31/2011                        0.92             8,467             7,818              1.25%             -2.6%
12/31/2010                        0.95             7,851             7,444              1.25%             12.4%
12/31/2009                        0.84             6,276             5,297              1.25%             27.8%
12/31/2008                        0.66             5,852             3,863              1.25%            -34.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.00%             10.2%
12/31/2011                        0.93                 0                 0              1.00%             -2.4%
12/31/2010                        0.96                 0                 0              1.00%             12.7%
12/31/2009                        0.85                 0                 0              1.00%             28.2%
12/31/2008                        0.66                 0                 0              1.00%            -34.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%             10.4%
12/31/2011                        0.94                 0                 0              0.75%             -2.1%
12/31/2010                        0.97                 0                 0              0.75%             12.9%
12/31/2009                        0.85                 0                 0              0.75%             28.5%
12/31/2008                        0.67                 0                 0              0.75%            -34.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%             10.7%
12/31/2011                        0.96                 0                 0              0.50%             -1.9%
12/31/2010                        0.97                 0                 0              0.50%             13.2%
12/31/2009                        0.86                 0                 0              0.50%             28.8%
12/31/2008                        0.67                 0                 0              0.50%            -34.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%             11.0%
12/31/2011                        0.97                 0                 0              0.25%             -1.7%
12/31/2010                        0.98                 0                 0              0.25%             13.5%
12/31/2009                        0.87                 0                 0              0.25%             29.1%
12/31/2008                        0.67                 0                 0              0.25%            -33.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09             3,931   $         4,278              0.00%             11.3%
12/31/2011                        0.98                 0                 0              0.00%             -1.4%
12/31/2010                        0.99                 0                 0              0.00%             13.8%
12/31/2009                        0.87                 0                 0              0.00%             29.5%
12/31/2008                        0.67                 0                 0              0.00%            -33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               1.5%
                2010               1.6%
                2009               1.9%
                2008               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2025 Fund T Class - 315792499

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,000,453   $    12,522,961         1,252,043
                                                                         ===============   ===============
Receivables: investments sold                                  174,308
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    15,174,761
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,198,605        10,735,269   $          1.23
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.28
Band 50                                                        131,321           100,715              1.30
Band 25                                                             --                --              1.33
Band 0                                                       1,844,835         1,360,533              1.36
                                                       ---------------   ---------------
Total                                                  $    15,174,761        12,196,517
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       190,408
Mortality & expense charges                                                                       (166,515)
                                                                                           ---------------
Net investment income (loss)                                                                        23,893
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           583,959
Realized gain distributions                                                                         81,385
Net change in unrealized appreciation (depreciation)                                               894,835
                                                                                           ---------------
Net gain (loss)                                                                                  1,560,179
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,584,072
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,893   $             16,920
Net realized gain (loss)                                                     583,959                977,549
Realized gain distributions                                                   81,385                227,795
Net change in unrealized appreciation (depreciation)                         894,835             (1,782,763)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,584,072               (560,499)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,523,526              3,849,834
Cost of units redeemed                                                    (3,447,123)            (2,785,583)
Account charges                                                              (11,045)               (10,042)
                                                                --------------------   --------------------
Increase (decrease)                                                         (934,642)             1,054,209
                                                                --------------------   --------------------
Net increase (decrease)                                                      649,430                493,710
Net assets, beginning                                                     14,525,331             14,031,621
                                                                --------------------   --------------------
Net assets, ending                                              $         15,174,761   $         14,525,331
                                                                ====================   ====================
Units sold                                                                 2,769,693              4,644,668
Units redeemed                                                            (3,552,028)            (3,737,594)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (782,335)               907,074
Units outstanding, beginning                                              12,978,852             12,071,778
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,196,517             12,978,852
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         22,669,174
Cost of units redeemed/account charges                                                          (10,982,473)
Net investment income (loss)                                                                        178,760
Net realized gain (loss)                                                                            163,456
Realized gain distributions                                                                         668,352
Net change in unrealized appreciation (depreciation)                                              2,477,492
                                                                                       --------------------
Net assets                                                                             $         15,174,761
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23            10,735   $        13,199              1.25%             11.0%
12/31/2011                        1.11            11,461            12,694              1.25%             -4.1%
12/31/2010                        1.15            11,007            12,712              1.25%             13.1%
12/31/2009                        1.02             9,648             9,855              1.25%             28.8%
12/31/2008                        0.79             4,572             3,625              1.25%            -36.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              1.00%             11.3%
12/31/2011                        1.13                 0                 0              1.00%             -3.9%
12/31/2010                        1.17                44                52              1.00%             13.3%
12/31/2009                        1.03                36                37              1.00%             29.1%
12/31/2008                        0.80                23                19              1.00%            -36.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.75%             11.6%
12/31/2011                        1.15                 0                 0              0.75%             -3.6%
12/31/2010                        1.19                 0                 0              0.75%             13.6%
12/31/2009                        1.05                 0                 0              0.75%             29.5%
12/31/2008                        0.81                 0                 0              0.75%            -36.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30               101   $           131              0.50%             11.8%
12/31/2011                        1.17                 4                 5              0.50%             -3.4%
12/31/2010                        1.21                 0                 0              0.50%             13.9%
12/31/2009                        1.06                 0                 0              0.50%             29.8%
12/31/2008                        0.82                 0                 0              0.50%            -35.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.25%             12.1%
12/31/2011                        1.19                 0                 0              0.25%             -3.1%
12/31/2010                        1.22                 0                 0              0.25%             14.2%
12/31/2009                        1.07                 0                 0              0.25%             30.1%
12/31/2008                        0.82                 0                 0              0.25%            -35.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36             1,361   $         1,845              0.00%             12.4%
12/31/2011                        1.21             1,514             1,826              0.00%             -2.9%
12/31/2010                        1.24             1,020             1,268              0.00%             14.5%
12/31/2009                        1.09               776               842              0.00%             30.4%
12/31/2008                        0.83               464               386              0.00%            -35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.2%
                2010               1.2%
                2009               2.0%
                2008               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2025 Fund A Class - 315792531

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,405,263   $     3,156,431           281,984
                                                                         ===============   ===============
Receivables: investments sold                                    3,935
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,409,198
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,367,990         3,340,110   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.07
Band 0                                                          41,208            38,100              1.08
                                                       ---------------   ---------------
Total                                                  $     3,409,198         3,378,210
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        50,063
Mortality & expense charges                                                                        (42,405)
                                                                                           ---------------
Net investment income (loss)                                                                         7,658
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           129,572
Realized gain distributions                                                                         18,245
Net change in unrealized appreciation (depreciation)                                               202,542
                                                                                           ---------------
Net gain (loss)                                                                                    350,359
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       358,017
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,658   $             10,328
Net realized gain (loss)                                                     129,572                133,207
Realized gain distributions                                                   18,245                 50,949
Net change in unrealized appreciation (depreciation)                         202,542               (323,329)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            358,017               (128,845)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,019,496              1,276,568
Cost of units redeemed                                                    (1,208,113)              (433,400)
Account charges                                                               (1,130)                  (945)
                                                                --------------------   --------------------
Increase (decrease)                                                         (189,747)               842,223
                                                                --------------------   --------------------
Net increase (decrease)                                                      168,270                713,378
Net assets, beginning                                                      3,240,928              2,527,550
                                                                --------------------   --------------------
Net assets, ending                                              $          3,409,198   $          3,240,928
                                                                ====================   ====================
Units sold                                                                 1,647,574              1,531,720
Units redeemed                                                            (1,846,145)              (637,228)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (198,571)               894,492
Units outstanding, beginning                                               3,576,781              2,682,289
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,378,210              3,576,781
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,968,167
Cost of units redeemed/account charges                                                           (2,170,832)
Net investment income (loss)                                                                         49,417
Net realized gain (loss)                                                                            199,104
Realized gain distributions                                                                         114,510
Net change in unrealized appreciation (depreciation)                                                248,832
                                                                                       --------------------
Net assets                                                                             $          3,409,198
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01             3,340   $         3,368              1.25%             11.3%
12/31/2011                        0.91             3,577             3,241              1.25%             -3.8%
12/31/2010                        0.94             2,682             2,528              1.25%             13.3%
12/31/2009                        0.83             1,497             1,245              1.25%             29.2%
12/31/2008                        0.64             1,057               681              1.25%            -36.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%             11.6%
12/31/2011                        0.92                 0                 0              1.00%             -3.6%
12/31/2010                        0.95                 0                 0              1.00%             13.5%
12/31/2009                        0.84                 0                 0              1.00%             29.5%
12/31/2008                        0.65                 0                 0              1.00%            -36.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%             11.8%
12/31/2011                        0.93                 0                 0              0.75%             -3.4%
12/31/2010                        0.96                 0                 0              0.75%             13.8%
12/31/2009                        0.84                 0                 0              0.75%             29.8%
12/31/2008                        0.65                 0                 0              0.75%            -35.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%             12.1%
12/31/2011                        0.94                 0                 0              0.50%             -3.1%
12/31/2010                        0.97                 0                 0              0.50%             14.1%
12/31/2009                        0.85                 0                 0              0.50%             30.2%
12/31/2008                        0.65                 0                 0              0.50%            -35.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%             12.4%
12/31/2011                        0.95                 0                 0              0.25%             -2.9%
12/31/2010                        0.98                 0                 0              0.25%             14.4%
12/31/2009                        0.85                 0                 0              0.25%             30.5%
12/31/2008                        0.65                 0                 0              0.25%            -35.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                38   $            41              0.00%             12.7%
12/31/2011                        0.96                 0                 0              0.00%             -2.6%
12/31/2010                        0.99                 0                 0              0.00%             14.7%
12/31/2009                        0.86                 0                 0              0.00%             30.8%
12/31/2008                        0.66                 0                 0              0.00%            -35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.7%
                2010               1.7%
                2009               1.9%
                2008               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2030 Fund T Class - 315792762

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,827,881   $    13,595,103         1,339,376
                                                                         ===============   ===============
Receivables: investments sold                                  101,835
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,929,716
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,264,529        11,953,770   $          1.19
Band 100                                                       807,989           663,955              1.22
Band 75                                                             --                --              1.24
Band 50                                                         32,849            25,956              1.27
Band 25                                                             --                --              1.29
Band 0                                                       1,824,349         1,386,131              1.32
                                                       ---------------   ---------------
Total                                                  $    16,929,716        14,029,812
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       218,046
Mortality & expense charges                                                                       (183,459)
                                                                                           ---------------
Net investment income (loss)                                                                        34,587
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           785,973
Realized gain distributions                                                                         81,126
Net change in unrealized appreciation (depreciation)                                               988,102
                                                                                           ---------------
Net gain (loss)                                                                                  1,855,201
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,889,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             34,587   $             33,610
Net realized gain (loss)                                                     785,973                (88,410)
Realized gain distributions                                                   81,126                265,488
Net change in unrealized appreciation (depreciation)                         988,102               (938,508)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,889,788               (727,820)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,510,368              3,198,188
Cost of units redeemed                                                    (3,045,158)            (2,248,733)
Account charges                                                              (15,470)               (14,497)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,550,260)               934,958
                                                                --------------------   --------------------
Net increase (decrease)                                                      339,528                207,138
Net assets, beginning                                                     16,590,188             16,383,050
                                                                --------------------   --------------------
Net assets, ending                                              $         16,929,716   $         16,590,188
                                                                ====================   ====================
Units sold                                                                 2,886,259              4,538,084
Units redeemed                                                            (4,136,941)            (3,680,068)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,250,682)               858,016
Units outstanding, beginning                                              15,280,494             14,422,478
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,029,812             15,280,494
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         30,876,766
Cost of units redeemed/account charges                                                          (17,380,119)
Net investment income (loss)                                                                        219,825
Net realized gain (loss)                                                                           (923,223)
Realized gain distributions                                                                         903,689
Net change in unrealized appreciation (depreciation)                                              3,232,778
                                                                                       --------------------
Net assets                                                                             $         16,929,716
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19            11,954   $        14,265              1.25%             11.4%
12/31/2011                        1.07            12,480            13,369              1.25%             -4.6%
12/31/2010                        1.12            11,728            13,172              1.25%             13.3%
12/31/2009                        0.99            10,790            10,693              1.25%             29.7%
12/31/2008                        0.76             6,118             4,674              1.25%            -39.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22               664   $           808              1.00%             11.7%
12/31/2011                        1.09               607               662              1.00%             -4.4%
12/31/2010                        1.14               651               742              1.00%             13.6%
12/31/2009                        1.00               718               721              1.00%             30.1%
12/31/2008                        0.77               652               503              1.00%            -39.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.75%             11.9%
12/31/2011                        1.11                 0                 0              0.75%             -4.1%
12/31/2010                        1.16                 0                 0              0.75%             13.9%
12/31/2009                        1.02                 0                 0              0.75%             30.4%
12/31/2008                        0.78                 0                 0              0.75%            -39.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                26   $            33              0.50%             12.2%
12/31/2011                        1.13                13                15              0.50%             -3.9%
12/31/2010                        1.17                 2                 3              0.50%             14.2%
12/31/2009                        1.03                 0                 0              0.50%             30.7%
12/31/2008                        0.79                 0                 0              0.50%            -39.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.25%             12.5%
12/31/2011                        1.15                 0                 0              0.25%             -3.7%
12/31/2010                        1.19                 0                 0              0.25%             14.5%
12/31/2009                        1.04                 0                 0              0.25%             31.0%
12/31/2008                        0.79                 0                 0              0.25%            -39.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32             1,386   $         1,824              0.00%             12.8%
12/31/2011                        1.17             2,180             2,544              0.00%             -3.4%
12/31/2010                        1.21             2,041             2,466              0.00%             14.8%
12/31/2009                        1.05             1,905             2,005              0.00%             31.4%
12/31/2008                        0.80             1,192               955              0.00%            -39.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.3%
                2010               1.1%
                2009               1.6%
                2008               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2030 Fund A Class - 315792796

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,866,034   $     6,480,408           542,207
                                                                         ===============   ===============
Receivables: investments sold                                    3,739
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,869,773
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,094,479         4,274,825   $          0.96
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.99
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.01
Band 0                                                       2,775,294         2,701,326              1.03
                                                       ---------------   ---------------
Total                                                  $     6,869,773         6,976,151
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       104,003
Mortality & expense charges                                                                        (48,798)
                                                                                           ---------------
Net investment income (loss)                                                                        55,205
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           190,992
Realized gain distributions                                                                         32,979
Net change in unrealized appreciation (depreciation)                                               246,531
                                                                                           ---------------
Net gain (loss)                                                                                    470,502
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       525,707
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             55,205   $             14,172
Net realized gain (loss)                                                     190,992                 96,911
Realized gain distributions                                                   32,979                 55,599
Net change in unrealized appreciation (depreciation)                         246,531               (314,066)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            525,707               (147,384)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   8,664,446              1,613,626
Cost of units redeemed                                                    (5,826,753)              (311,571)
Account charges                                                               (1,809)                  (930)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,835,884              1,301,125
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,361,591              1,153,741
Net assets, beginning                                                      3,508,182              2,354,441
                                                                --------------------   --------------------
Net assets, ending                                              $          6,869,773   $          3,508,182
                                                                ====================   ====================
Units sold                                                                 9,807,411              2,032,972
Units redeemed                                                            (6,919,545)              (569,023)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,887,866              1,463,949
Units outstanding, beginning                                               4,088,285              2,624,336
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,976,151              4,088,285
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         12,641,311
Cost of units redeemed/account charges                                                           (6,560,224)
Net investment income (loss)                                                                         94,175
Net realized gain (loss)                                                                            175,802
Realized gain distributions                                                                         133,083
Net change in unrealized appreciation (depreciation)                                                385,626
                                                                                       --------------------
Net assets                                                                             $          6,869,773
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96             4,275   $         4,094              1.25%             11.6%
12/31/2011                        0.86             4,088             3,508              1.25%             -4.4%
12/31/2010                        0.90             2,624             2,354              1.25%             13.7%
12/31/2009                        0.79             1,752             1,382              1.25%             29.9%
12/31/2008                        0.61             1,136               689              1.25%            -39.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              1.00%             11.9%
12/31/2011                        0.87                 0                 0              1.00%             -4.1%
12/31/2010                        0.91                 0                 0              1.00%             14.0%
12/31/2009                        0.79                 0                 0              1.00%             30.3%
12/31/2008                        0.61                 0                 0              1.00%            -39.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.75%             12.2%
12/31/2011                        0.88                 0                 0              0.75%             -3.9%
12/31/2010                        0.91                 0                 0              0.75%             14.3%
12/31/2009                        0.80                 0                 0              0.75%             30.6%
12/31/2008                        0.61                 0                 0              0.75%            -39.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.50%             12.5%
12/31/2011                        0.89                 0                 0              0.50%             -3.6%
12/31/2010                        0.92                 0                 0              0.50%             14.6%
12/31/2009                        0.80                 0                 0              0.50%             30.9%
12/31/2008                        0.61                 0                 0              0.50%            -39.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%             12.7%
12/31/2011                        0.90                 0                 0              0.25%             -3.4%
12/31/2010                        0.93                 0                 0              0.25%             14.9%
12/31/2009                        0.81                 0                 0              0.25%             31.2%
12/31/2008                        0.62                 0                 0              0.25%            -39.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03             2,701   $         2,775              0.00%             13.0%
12/31/2011                        0.91                 0                 0              0.00%             -3.2%
12/31/2010                        0.94                 0                 0              0.00%             15.2%
12/31/2009                        0.82                 0                 0              0.00%             31.6%
12/31/2008                        0.62                 0                 0              0.00%            -38.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               1.8%
                2010               1.6%
                2009               1.8%
                2008               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2035 Fund T Class - 315792440

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,605,599   $     8,618,390           895,750
                                                                         ===============   ===============
Receivables: investments sold                                   89,665
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,695,264
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,609,064         7,259,936   $          1.19
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.23
Band 50                                                         14,918            11,862              1.26
Band 25                                                             --                --              1.28
Band 0                                                       2,071,282         1,583,681              1.31
                                                       ---------------   ---------------
Total                                                  $    10,695,264         8,855,479
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       130,110
Mortality & expense charges                                                                       (109,678)
                                                                                           ---------------
Net investment income (loss)                                                                        20,432
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           483,822
Realized gain distributions                                                                         31,496
Net change in unrealized appreciation (depreciation)                                               715,056
                                                                                           ---------------
Net gain (loss)                                                                                  1,230,374
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,250,806
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,432   $              2,183
Net realized gain (loss)                                                     483,822                385,293
Realized gain distributions                                                   31,496                172,965
Net change in unrealized appreciation (depreciation)                         715,056             (1,132,471)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,250,806               (572,030)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,454,439              1,841,168
Cost of units redeemed                                                    (2,189,863)            (1,062,515)
Account charges                                                               (9,052)                (9,741)
                                                                --------------------   --------------------
Increase (decrease)                                                         (744,476)               768,912
                                                                --------------------   --------------------
Net increase (decrease)                                                      506,330                196,882
Net assets, beginning                                                     10,188,934              9,992,052
                                                                --------------------   --------------------
Net assets, ending                                              $         10,695,264   $         10,188,934
                                                                ====================   ====================
Units sold                                                                 2,009,896              2,786,692
Units redeemed                                                            (2,657,091)            (2,071,644)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (647,195)               715,048
Units outstanding, beginning                                               9,502,674              8,787,626
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,855,479              9,502,674
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         13,917,730
Cost of units redeemed/account charges                                                           (5,620,605)
Net investment income (loss)                                                                         94,397
Net realized gain (loss)                                                                           (127,547)
Realized gain distributions                                                                         444,080
Net change in unrealized appreciation (depreciation)                                              1,987,209
                                                                                       --------------------
Net assets                                                                             $         10,695,264
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19             7,260   $         8,609              1.25%             12.2%
12/31/2011                        1.06             7,923             8,371              1.25%             -5.9%
12/31/2010                        1.12             7,329             8,232              1.25%             14.0%
12/31/2009                        0.99             5,819             5,734              1.25%             30.1%
12/31/2008                        0.76             2,636             1,996              1.25%            -40.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.00%             12.5%
12/31/2011                        1.07                 0                 0              1.00%             -5.7%
12/31/2010                        1.14                35                39              1.00%             14.3%
12/31/2009                        1.00                33                33              1.00%             30.5%
12/31/2008                        0.76                29                22              1.00%            -40.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             12.8%
12/31/2011                        1.09                 0                 0              0.75%             -5.5%
12/31/2010                        1.16                 0                 0              0.75%             14.6%
12/31/2009                        1.01                 0                 0              0.75%             30.8%
12/31/2008                        0.77                 0                 0              0.75%            -40.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                12   $            15              0.50%             13.1%
12/31/2011                        1.11                 6                 6              0.50%             -5.2%
12/31/2010                        1.17                 1                 1              0.50%             14.9%
12/31/2009                        1.02                 0                 0              0.50%             31.1%
12/31/2008                        0.78                 0                 0              0.50%            -40.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.25%             13.4%
12/31/2011                        1.13                 0                 0              0.25%             -5.0%
12/31/2010                        1.19                 0                 0              0.25%             15.1%
12/31/2009                        1.03                 0                 0              0.25%             31.4%
12/31/2008                        0.79                 0                 0              0.25%            -39.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31             1,584   $         2,071              0.00%             13.6%
12/31/2011                        1.15             1,574             1,812              0.00%             -4.8%
12/31/2010                        1.21             1,423             1,719              0.00%             15.4%
12/31/2009                        1.05             1,266             1,325              0.00%             31.8%
12/31/2008                        0.79               866               688              0.00%            -39.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.1%
                2010               1.0%
                2009               1.6%
                2008               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
             Fidelity Advisor Freedom 2035 Fund A Class - 315792473

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,941,871   $     2,686,613           245,583
                                                                         ===============   ===============
Receivables: investments sold                                    2,669
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,944,540
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,500,162         2,632,115   $          0.95
Band 100                                                            --                --              0.96
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.99
Band 25                                                             --                --              1.00
Band 0                                                         444,378           436,148              1.02
                                                       ---------------   ---------------
Total                                                  $     2,944,540         3,068,263
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        41,984
Mortality & expense charges                                                                        (28,693)
                                                                                           ---------------
Net investment income (loss)                                                                        13,291
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            62,418
Realized gain distributions                                                                          8,687
Net change in unrealized appreciation (depreciation)                                               195,544
                                                                                           ---------------
Net gain (loss)                                                                                    266,649
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       279,940
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,291   $              3,459
Net realized gain (loss)                                                      62,418                 64,987
Realized gain distributions                                                    8,687                 32,907
Net change in unrealized appreciation (depreciation)                         195,544               (227,751)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            279,940               (126,398)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,155,744                761,952
Cost of units redeemed                                                      (453,401)              (159,317)
Account charges                                                                 (803)                  (582)
                                                                --------------------   --------------------
Increase (decrease)                                                          701,540                602,053
                                                                --------------------   --------------------
Net increase (decrease)                                                      981,480                475,655
Net assets, beginning                                                      1,963,060              1,487,405
                                                                --------------------   --------------------
Net assets, ending                                              $          2,944,540   $          1,963,060
                                                                ====================   ====================
Units sold                                                                 1,761,964              1,014,933
Units redeemed                                                            (1,019,323)              (350,271)
                                                                --------------------   --------------------
Net increase (decrease)                                                      742,641                664,662
Units outstanding, beginning                                               2,325,622              1,660,960
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,068,263              2,325,622
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          3,361,468
Cost of units redeemed/account charges                                                             (826,656)
Net investment income (loss)                                                                         29,463
Net realized gain (loss)                                                                             51,830
Realized gain distributions                                                                          73,177
Net change in unrealized appreciation (depreciation)                                                255,258
                                                                                       --------------------
Net assets                                                                             $          2,944,540
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95             2,632   $         2,500              1.25%             12.5%
12/31/2011                        0.84             2,326             1,963              1.25%             -5.7%
12/31/2010                        0.90             1,661             1,487              1.25%             14.3%
12/31/2009                        0.78             1,296             1,016              1.25%             30.4%
12/31/2008                        0.60               750               451              1.25%            -40.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              1.00%             12.8%
12/31/2011                        0.85                 0                 0              1.00%             -5.5%
12/31/2010                        0.90                 0                 0              1.00%             14.6%
12/31/2009                        0.79                 0                 0              1.00%             30.8%
12/31/2008                        0.60                 0                 0              1.00%            -40.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.75%             13.1%
12/31/2011                        0.86                 0                 0              0.75%             -5.3%
12/31/2010                        0.91                 0                 0              0.75%             14.9%
12/31/2009                        0.79                 0                 0              0.75%             31.1%
12/31/2008                        0.61                 0                 0              0.75%            -40.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.50%             13.4%
12/31/2011                        0.87                 0                 0              0.50%             -5.0%
12/31/2010                        0.92                 0                 0              0.50%             15.2%
12/31/2009                        0.80                 0                 0              0.50%             31.4%
12/31/2008                        0.61                 0                 0              0.50%            -39.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%             13.7%
12/31/2011                        0.88                 0                 0              0.25%             -4.8%
12/31/2010                        0.93                 0                 0              0.25%             15.4%
12/31/2009                        0.80                 0                 0              0.25%             31.8%
12/31/2008                        0.61                 0                 0              0.25%            -39.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02               436   $           444              0.00%             13.9%
12/31/2011                        0.89                 0                 0              0.00%             -4.6%
12/31/2010                        0.94                 0                 0              0.00%             15.7%
12/31/2009                        0.81                 0                 0              0.00%             32.1%
12/31/2008                        0.61                 0                 0              0.00%            -39.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.5%
                2010               1.3%
                2009               1.8%
                2008               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
             Fidelity Advisor Freedom 2040 Fund T Class - 315792713

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,498,871   $    11,941,362         1,139,802
                                                                         ===============   ===============
Receivables: investments sold                                   67,807
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    14,566,678
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,454,942         8,023,079   $          1.18
Band 100                                                       198,840           165,452              1.20
Band 75                                                             --                --              1.23
Band 50                                                          5,895             4,717              1.25
Band 25                                                             --                --              1.27
Band 0                                                       4,907,001         3,775,238              1.30
                                                       ---------------   ---------------
Total                                                  $    14,566,678        11,968,486
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       175,099
Mortality & expense charges                                                                       (121,791)
                                                                                           ---------------
Net investment income (loss)                                                                        53,308
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           806,138
Realized gain distributions                                                                         41,341
Net change in unrealized appreciation (depreciation)                                               920,952
                                                                                           ---------------
Net gain (loss)                                                                                  1,768,431
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,821,739
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             53,308   $             36,301
Net realized gain (loss)                                                     806,138               (172,440)
Realized gain distributions                                                   41,341                250,438
Net change in unrealized appreciation (depreciation)                         920,952               (946,990)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,821,739               (832,691)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,352,883              2,969,667
Cost of units redeemed                                                    (2,955,135)            (1,859,680)
Account charges                                                              (19,083)               (16,804)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,621,335)             1,093,183
                                                                --------------------   --------------------
Net increase (decrease)                                                      200,404                260,492
Net assets, beginning                                                     14,366,274             14,105,782
                                                                --------------------   --------------------
Net assets, ending                                              $         14,566,678   $         14,366,274
                                                                ====================   ====================
Units sold                                                                 3,063,813              4,081,980
Units redeemed                                                            (4,415,378)            (3,112,680)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,351,565)               969,300
Units outstanding, beginning                                              13,320,051             12,350,751
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,968,486             13,320,051
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         22,016,377
Cost of units redeemed/account charges                                                          (10,452,677)
Net investment income (loss)                                                                        243,084
Net realized gain (loss)                                                                           (580,942)
Realized gain distributions                                                                         783,327
Net change in unrealized appreciation (depreciation)                                              2,557,509
                                                                                       --------------------
Net assets                                                                             $         14,566,678
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18             8,023   $         9,455              1.25%             12.4%
12/31/2011                        1.05             8,912             9,344              1.25%             -6.1%
12/31/2010                        1.12             8,529             9,524              1.25%             14.2%
12/31/2009                        0.98             7,611             7,442              1.25%             31.0%
12/31/2008                        0.75             4,209             3,141              1.25%            -41.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20               165   $           199              1.00%             12.7%
12/31/2011                        1.07               142               152              1.00%             -5.9%
12/31/2010                        1.13               143               162              1.00%             14.5%
12/31/2009                        0.99               136               135              1.00%             31.3%
12/31/2008                        0.75               113                85              1.00%            -41.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             13.0%
12/31/2011                        1.08                 0                 0              0.75%             -5.6%
12/31/2010                        1.15                 0                 0              0.75%             14.8%
12/31/2009                        1.00                 0                 0              0.75%             31.7%
12/31/2008                        0.76                 0                 0              0.75%            -41.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 5   $             6              0.50%             13.3%
12/31/2011                        1.10                16                17              0.50%             -5.4%
12/31/2010                        1.17                 0                 0              0.50%             15.1%
12/31/2009                        1.01                 0                 0              0.50%             32.0%
12/31/2008                        0.77                 0                 0              0.50%            -41.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.25%             13.5%
12/31/2011                        1.12                 0                 0              0.25%             -5.2%
12/31/2010                        1.18                 0                 0              0.25%             15.4%
12/31/2009                        1.03                 0                 0              0.25%             32.3%
12/31/2008                        0.78                 0                 0              0.25%            -41.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30             3,775   $         4,907              0.00%             13.8%
12/31/2011                        1.14             4,250             4,854              0.00%             -4.9%
12/31/2010                        1.20             3,679             4,419              0.00%             15.6%
12/31/2009                        1.04             3,159             3,281              0.00%             32.7%
12/31/2008                        0.78             1,811             1,418              0.00%            -41.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.1%
                2010               1.0%
                2009               1.6%
                2008               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
             Fidelity Advisor Freedom 2040 Fund A Class - 315792747

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,485,575   $     4,260,387           350,573
                                                                         ===============   ===============
Receivables: investments sold                                    1,765
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,487,340
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,149,556         2,297,167   $          0.94
Band 100                                                            --                --              0.95
Band 75                                                             --                --              0.96
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.99
Band 0                                                       2,337,784         2,329,215              1.00
                                                       ---------------   ---------------
Total                                                  $     4,487,340         4,626,382
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        65,275
Mortality & expense charges                                                                        (25,958)
                                                                                           ---------------
Net investment income (loss)                                                                        39,317
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           138,952
Realized gain distributions                                                                         12,788
Net change in unrealized appreciation (depreciation)                                               161,883
                                                                                           ---------------
Net gain (loss)                                                                                    313,623
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       352,940
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,317   $              2,192
Net realized gain (loss)                                                     138,952                120,003
Realized gain distributions                                                   12,788                 33,714
Net change in unrealized appreciation (depreciation)                         161,883               (277,351)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            352,940               (121,442)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,434,230                663,345
Cost of units redeemed                                                    (4,226,682)              (258,089)
Account charges                                                               (1,148)                  (782)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,206,400                404,474
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,559,340                283,032
Net assets, beginning                                                      1,928,000              1,644,968
                                                                --------------------   --------------------
Net assets, ending                                              $          4,487,340   $          1,928,000
                                                                ====================   ====================
Units sold                                                                 7,671,956              1,019,029
Units redeemed                                                            (5,366,846)              (562,151)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,305,110                456,878
Units outstanding, beginning                                               2,321,272              1,864,394
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,626,382              2,321,272
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          9,013,523
Cost of units redeemed/account charges                                                           (4,978,556)
Net investment income (loss)                                                                         60,238
Net realized gain (loss)                                                                             64,970
Realized gain distributions                                                                         101,977
Net change in unrealized appreciation (depreciation)                                                225,188
                                                                                       --------------------
Net assets                                                                             $          4,487,340
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94             2,297   $         2,150              1.25%             12.7%
12/31/2011                        0.83             2,321             1,928              1.25%             -5.9%
12/31/2010                        0.88             1,864             1,645              1.25%             14.4%
12/31/2009                        0.77             1,604             1,237              1.25%             31.3%
12/31/2008                        0.59             1,240               728              1.25%            -41.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              1.00%             12.9%
12/31/2011                        0.84                 0                 0              1.00%             -5.6%
12/31/2010                        0.89                 0                 0              1.00%             14.7%
12/31/2009                        0.78                 0                 0              1.00%             31.7%
12/31/2008                        0.59                 0                 0              1.00%            -41.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.75%             13.2%
12/31/2011                        0.85                 0                 0              0.75%             -5.4%
12/31/2010                        0.90                 0                 0              0.75%             15.0%
12/31/2009                        0.78                 0                 0              0.75%             32.0%
12/31/2008                        0.59                 0                 0              0.75%            -41.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.50%             13.5%
12/31/2011                        0.86                 0                 0              0.50%             -5.2%
12/31/2010                        0.91                 0                 0              0.50%             15.3%
12/31/2009                        0.79                 0                 0              0.50%             32.3%
12/31/2008                        0.59                 0                 0              0.50%            -41.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.25%             13.8%
12/31/2011                        0.87                 0                 0              0.25%             -4.9%
12/31/2010                        0.91                 0                 0              0.25%             15.6%
12/31/2009                        0.79                 0                 0              0.25%             32.7%
12/31/2008                        0.60                 0                 0              0.25%            -40.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00             2,329   $         2,338              0.00%             14.1%
12/31/2011                        0.88                 0                 0              0.00%             -4.7%
12/31/2010                        0.92                 0                 0              0.00%             15.9%
12/31/2009                        0.80                 0                 0              0.00%             33.0%
12/31/2008                        0.60                 0                 0              0.00%            -40.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               1.4%
                2010               1.3%
                2009               1.7%
                2008               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
             Fidelity Advisor Freedom 2045 Fund T Class - 315792366

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,688,531   $     4,181,057           484,454
                                                                         ===============   ===============
Receivables: investments sold                                   49,432
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,737,963
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,536,668         3,857,437   $          0.92
Band 100                                                            --                --              0.93
Band 75                                                             --                --              0.94
Band 50                                                          8,921             9,330              0.96
Band 25                                                             --                --              0.97
Band 0                                                       1,192,374         1,212,506              0.98
                                                       ---------------   ---------------
Total                                                  $     4,737,963         5,079,273
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        58,799
Mortality & expense charges                                                                        (46,284)
                                                                                           ---------------
Net investment income (loss)                                                                        12,515
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           197,456
Realized gain distributions                                                                         82,195
Net change in unrealized appreciation (depreciation)                                               277,262
                                                                                           ---------------
Net gain (loss)                                                                                    556,913
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       569,428
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,515   $              4,246
Net realized gain (loss)                                                     197,456                379,620
Realized gain distributions                                                   82,195                 74,347
Net change in unrealized appreciation (depreciation)                         277,262               (728,359)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            569,428               (270,146)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,287,780              1,259,914
Cost of units redeemed                                                    (1,566,494)              (647,677)
Account charges                                                               (8,933)                (6,248)
                                                                --------------------   --------------------
Increase (decrease)                                                         (287,647)               605,989
                                                                --------------------   --------------------
Net increase (decrease)                                                      281,781                335,843
Net assets, beginning                                                      4,456,182              4,120,339
                                                                --------------------   --------------------
Net assets, ending                                              $          4,737,963   $          4,456,182
                                                                ====================   ====================
Units sold                                                                 1,968,115              2,410,603
Units redeemed                                                            (2,300,696)            (1,694,934)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (332,581)               715,669
Units outstanding, beginning                                               5,411,854              4,696,185
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,079,273              5,411,854
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          6,641,400
Cost of units redeemed/account charges                                                           (3,126,042)
Net investment income (loss)                                                                         40,899
Net realized gain (loss)                                                                            455,557
Realized gain distributions                                                                         218,675
Net change in unrealized appreciation (depreciation)                                                507,474
                                                                                       --------------------
Net assets                                                                             $          4,737,963
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92             3,857   $         3,537              1.25%             12.7%
12/31/2011                        0.81             4,278             3,480              1.25%             -6.5%
12/31/2010                        0.87             3,834             3,335              1.25%             14.5%
12/31/2009                        0.76             2,901             2,205              1.25%             31.3%
12/31/2008                        0.58               823               476              1.25%            -42.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              1.00%             13.0%
12/31/2011                        0.82                 0                 0              1.00%             -6.3%
12/31/2010                        0.88                 0                 0              1.00%             14.8%
12/31/2009                        0.76                 0                 0              1.00%             31.6%
12/31/2008                        0.58                 0                 0              1.00%            -42.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              0.75%             13.3%
12/31/2011                        0.83                 0                 0              0.75%             -6.0%
12/31/2010                        0.89                 0                 0              0.75%             15.0%
12/31/2009                        0.77                 0                 0              0.75%             31.9%
12/31/2008                        0.58                 0                 0              0.75%            -42.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 9   $             9              0.50%             13.6%
12/31/2011                        0.84                 5                 4              0.50%             -5.8%
12/31/2010                        0.89                 0                 0              0.50%             15.3%
12/31/2009                        0.78                 0                 0              0.50%             32.3%
12/31/2008                        0.59                 0                 0              0.50%            -41.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.25%             13.9%
12/31/2011                        0.85                 0                 0              0.25%             -5.6%
12/31/2010                        0.90                 0                 0              0.25%             15.6%
12/31/2009                        0.78                 0                 0              0.25%             32.6%
12/31/2008                        0.59                 0                 0              0.25%            -41.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98             1,213   $         1,192              0.00%             14.1%
12/31/2011                        0.86             1,129               973              0.00%             -5.3%
12/31/2010                        0.91               862               785              0.00%             15.9%
12/31/2009                        0.79               676               531              0.00%             32.9%
12/31/2008                        0.59               132                78              0.00%            -41.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.1%
                2010               1.1%
                2009               1.8%
                2008               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
             Fidelity Advisor Freedom 2045 Fund A Class - 315792390

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,522,830   $     1,441,620           155,225
                                                                         ===============   ===============
Receivables: investments sold                                    1,486
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,524,316
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,366,593         1,469,543   $          0.93
Band 100                                                            --                --              0.94
Band 75                                                             --                --              0.96
Band 50                                                             --                --              0.97
Band 25                                                             --                --              0.98
Band 0                                                         157,723           158,126              1.00
                                                       ---------------   ---------------
Total                                                  $     1,524,316         1,627,669
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        21,977
Mortality & expense charges                                                                        (15,499)
                                                                                           ---------------
Net investment income (loss)                                                                         6,478
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            52,770
Realized gain distributions                                                                         21,885
Net change in unrealized appreciation (depreciation)                                                67,474
                                                                                           ---------------
Net gain (loss)                                                                                    142,129
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       148,607
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,478   $              2,724
Net realized gain (loss)                                                      52,770                 18,196
Realized gain distributions                                                   21,885                 17,093
Net change in unrealized appreciation (depreciation)                          67,474               (100,744)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            148,607                (62,731)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     543,696                480,698
Cost of units redeemed                                                      (201,721)               (49,844)
Account charges                                                                 (631)                  (171)
                                                                --------------------   --------------------
Increase (decrease)                                                          341,344                430,683
                                                                --------------------   --------------------
Net increase (decrease)                                                      489,951                367,952
Net assets, beginning                                                      1,034,365                666,413
                                                                --------------------   --------------------
Net assets, ending                                              $          1,524,316   $          1,034,365
                                                                ====================   ====================
Units sold                                                                 1,043,596                592,666
Units redeemed                                                              (673,188)               (94,848)
                                                                --------------------   --------------------
Net increase (decrease)                                                      370,408                497,818
Units outstanding, beginning                                               1,257,261                759,443
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,627,669              1,257,261
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          1,619,071
Cost of units redeemed/account charges                                                             (328,687)
Net investment income (loss)                                                                         13,462
Net realized gain (loss)                                                                             91,168
Realized gain distributions                                                                          48,092
Net change in unrealized appreciation (depreciation)                                                 81,210
                                                                                       --------------------
Net assets                                                                             $          1,524,316
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93             1,470   $         1,367              1.25%             13.0%
12/31/2011                        0.82             1,257             1,034              1.25%             -6.2%
12/31/2010                        0.88               759               666              1.25%             14.8%
12/31/2009                        0.76               516               394              1.25%             31.4%
12/31/2008                        0.58               178               104              1.25%            -42.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              1.00%             13.3%
12/31/2011                        0.83                 0                 0              1.00%             -6.0%
12/31/2010                        0.89                 0                 0              1.00%             15.1%
12/31/2009                        0.77                 0                 0              1.00%             31.8%
12/31/2008                        0.58                 0                 0              1.00%            -41.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.75%             13.6%
12/31/2011                        0.84                 0                 0              0.75%             -5.8%
12/31/2010                        0.89                 0                 0              0.75%             15.4%
12/31/2009                        0.77                 0                 0              0.75%             32.1%
12/31/2008                        0.59                 0                 0              0.75%            -41.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.50%             13.9%
12/31/2011                        0.85                 0                 0              0.50%             -5.5%
12/31/2010                        0.90                 0                 0              0.50%             15.7%
12/31/2009                        0.78                 0                 0              0.50%             32.4%
12/31/2008                        0.59                 0                 0              0.50%            -41.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.25%             14.2%
12/31/2011                        0.86                 0                 0              0.25%             -5.3%
12/31/2010                        0.91                 0                 0              0.25%             16.0%
12/31/2009                        0.78                 0                 0              0.25%             32.8%
12/31/2008                        0.59                 0                 0              0.25%            -41.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00               158   $           158              0.00%             14.5%
12/31/2011                        0.87                 0                 0              0.00%             -5.1%
12/31/2010                        0.92                 0                 0              0.00%             16.2%
12/31/2009                        0.79                 0                 0              0.00%             33.1%
12/31/2008                        0.59                 0                 0              0.00%            -41.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.6%
                2010               1.4%
                2009               1.9%
                2008               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
             Fidelity Advisor Freedom 2050 Fund T Class - 315792317

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,306,891   $     3,037,348           346,367
                                                                         ===============   ===============
Receivables: investments sold                                   59,796
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,366,687
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,446,403         2,705,971   $          0.90
Band 100                                                        33,541            36,582              0.92
Band 75                                                             --                --              0.93
Band 50                                                         23,665            25,098              0.94
Band 25                                                             --                --              0.96
Band 0                                                         863,078           890,020              0.97
                                                       ---------------   ---------------
Total                                                  $     3,366,687         3,657,671
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        39,239
Mortality & expense charges                                                                        (30,540)
                                                                                           ---------------
Net investment income (loss)                                                                         8,699
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            96,951
Realized gain distributions                                                                         16,207
Net change in unrealized appreciation (depreciation)                                               281,112
                                                                                           ---------------
Net gain (loss)                                                                                    394,270
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       402,969
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,699   $              2,150
Net realized gain (loss)                                                      96,951                355,978
Realized gain distributions                                                   16,207                 52,111
Net change in unrealized appreciation (depreciation)                         281,112               (599,663)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            402,969               (189,424)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     956,377              1,071,918
Cost of units redeemed                                                      (971,953)              (637,017)
Account charges                                                               (7,549)                (7,000)
                                                                --------------------   --------------------
Increase (decrease)                                                          (23,125)               427,901
                                                                --------------------   --------------------
Net increase (decrease)                                                      379,844                238,477
Net assets, beginning                                                      2,986,843              2,748,366
                                                                --------------------   --------------------
Net assets, ending                                              $          3,366,687   $          2,986,843
                                                                ====================   ====================
Units sold                                                                 1,675,945              2,047,683
Units redeemed                                                            (1,699,915)            (1,535,093)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,970)               512,590
Units outstanding, beginning                                               3,681,641              3,169,051
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,657,671              3,681,641
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          5,025,670
Cost of units redeemed/account charges                                                           (2,398,287)
Net investment income (loss)                                                                         25,532
Net realized gain (loss)                                                                            329,460
Realized gain distributions                                                                         114,769
Net change in unrealized appreciation (depreciation)                                                269,543
                                                                                       --------------------
Net assets                                                                             $          3,366,687
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90             2,706   $         2,446              1.25%             13.0%
12/31/2011                        0.80             2,778             2,222              1.25%             -6.9%
12/31/2010                        0.86             2,559             2,200              1.25%             14.5%
12/31/2009                        0.75             1,915             1,438              1.25%             32.1%
12/31/2008                        0.57               763               434              1.25%            -43.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                37   $            34              1.00%             13.3%
12/31/2011                        0.81                31                25              1.00%             -6.7%
12/31/2010                        0.87                 7                 6              1.00%             14.8%
12/31/2009                        0.76                 5                 4              1.00%             32.4%
12/31/2008                        0.57                 5                 3              1.00%            -43.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.75%             13.6%
12/31/2011                        0.82                 0                 0              0.75%             -6.5%
12/31/2010                        0.88                 0                 0              0.75%             15.1%
12/31/2009                        0.76                 0                 0              0.75%             32.7%
12/31/2008                        0.57                 0                 0              0.75%            -43.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                25   $            24              0.50%             13.9%
12/31/2011                        0.83                26                21              0.50%             -6.2%
12/31/2010                        0.88                19                17              0.50%             15.4%
12/31/2009                        0.77                 0                 0              0.50%             33.1%
12/31/2008                        0.58                 0                 0              0.50%            -42.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.25%             14.1%
12/31/2011                        0.84                 0                 0              0.25%             -6.0%
12/31/2010                        0.89                 0                 0              0.25%             15.7%
12/31/2009                        0.77                 0                 0              0.25%             33.4%
12/31/2008                        0.58                 0                 0              0.25%            -42.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97               890   $           863              0.00%             14.4%
12/31/2011                        0.85               847               718              0.00%             -5.8%
12/31/2010                        0.90               584               525              0.00%             15.9%
12/31/2009                        0.78               469               364              0.00%             33.7%
12/31/2008                        0.58                98                57              0.00%            -42.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.0%
                2010               1.1%
                2009               1.6%
                2008               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
             Fidelity Advisor Freedom 2050 Fund A Class - 315792341

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,236,891   $     3,158,405           330,106
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (21,651)
                                                       ---------------
Net assets                                             $     3,215,240
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,047,877         1,144,400   $          0.92
Band 100                                                            --                --              0.93
Band 75                                                             --                --              0.94
Band 50                                                             --                --              0.95
Band 25                                                             --                --              0.97
Band 0                                                       2,167,363         2,206,785              0.98
                                                       ---------------   ---------------
Total                                                  $     3,215,240         3,351,185
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        45,856
Mortality & expense charges                                                                        (11,735)
                                                                                           ---------------
Net investment income (loss)                                                                        34,121
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            28,429
Realized gain distributions                                                                         14,513
Net change in unrealized appreciation (depreciation)                                               122,292
                                                                                           ---------------
Net gain (loss)                                                                                    165,234
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       199,355
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             34,121   $               (478)
Net realized gain (loss)                                                      28,429                 55,734
Realized gain distributions                                                   14,513                 14,842
Net change in unrealized appreciation (depreciation)                         122,292               (123,269)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            199,355                (53,171)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,000,611                504,254
Cost of units redeemed                                                    (2,784,543)              (281,437)
Account charges                                                               (1,409)                  (165)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,214,659                222,652
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,414,014                169,481
Net assets, beginning                                                        801,226                631,745
                                                                --------------------   --------------------
Net assets, ending                                              $          3,215,240   $            801,226
                                                                ====================   ====================
Units sold                                                                 6,047,984                748,784
Units redeemed                                                            (3,687,749)              (486,149)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,360,235                262,635
Units outstanding, beginning                                                 990,950                728,315
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,351,185                990,950
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          6,085,445
Cost of units redeemed/account charges                                                           (3,185,243)
Net investment income (loss)                                                                         36,191
Net realized gain (loss)                                                                            161,300
Realized gain distributions                                                                          39,061
Net change in unrealized appreciation (depreciation)                                                 78,486
                                                                                       --------------------
Net assets                                                                             $          3,215,240
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92             1,144   $         1,048              1.25%             13.2%
12/31/2011                        0.81               991               801              1.25%             -6.8%
12/31/2010                        0.87               728               632              1.25%             15.0%
12/31/2009                        0.75               599               452              1.25%             32.1%
12/31/2008                        0.57               193               110              1.25%            -43.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              1.00%             13.5%
12/31/2011                        0.82                 0                 0              1.00%             -6.6%
12/31/2010                        0.88                 0                 0              1.00%             15.3%
12/31/2009                        0.76                 0                 0              1.00%             32.4%
12/31/2008                        0.57                 0                 0              1.00%            -43.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              0.75%             13.8%
12/31/2011                        0.83                 0                 0              0.75%             -6.3%
12/31/2010                        0.88                 0                 0              0.75%             15.6%
12/31/2009                        0.76                 0                 0              0.75%             32.7%
12/31/2008                        0.58                 0                 0              0.75%            -42.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.50%             14.1%
12/31/2011                        0.84                 0                 0              0.50%             -6.1%
12/31/2010                        0.89                 0                 0              0.50%             15.8%
12/31/2009                        0.77                 0                 0              0.50%             33.0%
12/31/2008                        0.58                 0                 0              0.50%            -42.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.25%             14.4%
12/31/2011                        0.85                 0                 0              0.25%             -5.9%
12/31/2010                        0.90                 0                 0              0.25%             16.1%
12/31/2009                        0.77                 0                 0              0.25%             33.4%
12/31/2008                        0.58                 0                 0              0.25%            -42.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98             2,207   $         2,167              0.00%             14.7%
12/31/2011                        0.86                 0                 0              0.00%             -5.6%
12/31/2010                        0.91                 0                 0              0.00%             16.4%
12/31/2009                        0.78                 0                 0              0.00%             33.7%
12/31/2008                        0.58                 0                 0              0.00%            -42.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               1.4%
                2010               1.3%
                2009               1.9%
                2008               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2055 Fund T Class - 315793794

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        34,207   $        33,173             3,486
                                                                         ===============   ===============
Receivables: investments sold                                      243
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        34,450
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        31,408            27,174   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                           3,042             2,593              1.17
                                                       ---------------   ---------------
Total                                                  $        34,450            29,767
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           380
Mortality & expense charges                                                                           (189)
                                                                                           ---------------
Net investment income (loss)                                                                           191
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               (42)
Realized gain distributions                                                                            154
Net change in unrealized appreciation (depreciation)                                                 1,034
                                                                                           ---------------
Net gain (loss)                                                                                      1,146
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,337
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                191   $                 --
Net realized gain (loss)                                                         (42)                    --
Realized gain distributions                                                      154                     --
Net change in unrealized appreciation (depreciation)                           1,034                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,337                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      35,518                     --
Cost of units redeemed                                                        (2,313)                    --
Account charges                                                                  (92)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           33,113                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,450                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             34,450   $                 --
                                                                ====================   ====================
Units sold                                                                    33,193                     --
Units redeemed                                                                (3,426)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,767                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,767                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             35,518
Cost of units redeemed/account charges                                                               (2,405)
Net investment income (loss)                                                                            191
Net realized gain (loss)                                                                                (42)
Realized gain distributions                                                                             154
Net change in unrealized appreciation (depreciation)                                                  1,034
                                                                                       --------------------
Net assets                                                                             $             34,450
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                27   $            31              1.25%             13.2%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             13.5%
12/31/2011                        1.02                 0                 0              1.00%              2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             13.8%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             14.1%
12/31/2011                        1.02                 0                 0              0.50%              2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             14.4%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 3   $             3              0.00%             14.6%
12/31/2011                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor Freedom 2055 Fund A Class - 315793844

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        20,794   $        20,113             2,106
                                                                         ===============   ===============
Receivables: investments sold                                       14
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        20,808
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        18,003            15,544   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                           2,805             2,386              1.18
                                                       ---------------   ---------------
Total                                                  $        20,808            17,930
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           257
Mortality & expense charges                                                                            (72)
                                                                                           ---------------
Net investment income (loss)                                                                           185
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (802)
Realized gain distributions                                                                             44
Net change in unrealized appreciation (depreciation)                                                   681
                                                                                           ---------------
Net gain (loss)                                                                                        (77)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           108
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                185   $                 --
Net realized gain (loss)                                                        (802)                    --
Realized gain distributions                                                       44                     --
Net change in unrealized appreciation (depreciation)                             681                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                108                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      20,542                     --
Cost of units redeemed                                                           158                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           20,700                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,808                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             20,808   $                 --
                                                                ====================   ====================
Units sold                                                                   246,971                     --
Units redeemed                                                              (229,041)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,930                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,930                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $             20,542
Cost of units redeemed/account charges                                                                  158
Net investment income (loss)                                                                            185
Net realized gain (loss)                                                                               (802)
Realized gain distributions                                                                              44
Net change in unrealized appreciation (depreciation)                                                    681
                                                                                       --------------------
Net assets                                                                             $             20,808
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                16   $            18              1.25%             13.4%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             13.7%
12/31/2011                        1.02                 0                 0              1.00%              2.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             14.0%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             14.2%
12/31/2011                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             14.5%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 2   $             3              0.00%             14.8%
12/31/2011                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Fidelity Advisor Freedom Income Fund A Class - 315792200

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       461,364   $       459,445            41,887
                                                                         ===============   ===============
Receivables: investments sold                                      232
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       461,596
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       352,985           313,007   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                         108,611            89,793              1.21
                                                       ---------------   ---------------
Total                                                  $       461,596           402,800
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         5,417
Mortality & expense charges                                                                         (4,276)
                                                                                           ---------------
Net investment income (loss)                                                                         1,141
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,145
Realized gain distributions                                                                          5,842
Net change in unrealized appreciation (depreciation)                                                 8,687
                                                                                           ---------------
Net gain (loss)                                                                                     17,674
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        18,815
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,141   $                803
Net realized gain (loss)                                                       3,145                 14,784
Realized gain distributions                                                    5,842                  2,526
Net change in unrealized appreciation (depreciation)                           8,687                (19,691)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,815                 (1,578)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     977,528                386,222
Cost of units redeemed                                                      (893,457)              (127,910)
Account charges                                                                 (302)                   (76)
                                                                --------------------   --------------------
Increase (decrease)                                                           83,769                258,236
                                                                --------------------   --------------------
Net increase (decrease)                                                      102,584                256,658
Net assets, beginning                                                        359,012                102,354
                                                                --------------------   --------------------
Net assets, ending                                              $            461,596   $            359,012
                                                                ====================   ====================
Units sold                                                                 1,101,502                355,793
Units redeemed                                                            (1,031,975)              (118,153)
                                                                --------------------   --------------------
Net increase (decrease)                                                       69,527                237,640
Units outstanding, beginning                                                 333,273                 95,633
                                                                --------------------   --------------------
Units outstanding, ending                                                    402,800                333,273
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,579,902
Cost of units redeemed/account charges                                                           (1,162,239)
Net investment income (loss)                                                                          4,607
Net realized gain (loss)                                                                             26,983
Realized gain distributions                                                                          10,424
Net change in unrealized appreciation (depreciation)                                                  1,919
                                                                                       --------------------
Net assets                                                                             $            461,596
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13               313   $           353              1.25%              4.7%
12/31/2011                        1.08               333               359              1.25%              0.6%
12/31/2010                        1.07                96               102              1.25%              6.2%
12/31/2009                        1.01               131               132              1.25%             16.4%
12/31/2008                        0.87                84                73              1.25%            -14.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              1.00%              5.0%
12/31/2011                        1.09                 0                 0              1.00%              0.9%
12/31/2010                        1.08                 0                 0              1.00%              6.5%
12/31/2009                        1.01                 0                 0              1.00%             16.6%
12/31/2008                        0.87                 0                 0              1.00%            -14.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%              5.2%
12/31/2011                        1.10                 0                 0              0.75%              1.2%
12/31/2010                        1.09                 0                 0              0.75%              6.8%
12/31/2009                        1.02                 0                 0              0.75%             16.9%
12/31/2008                        0.87                 0                 0              0.75%            -14.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%              5.5%
12/31/2011                        1.12                 0                 0              0.50%              1.4%
12/31/2010                        1.10                 0                 0              0.50%              7.0%
12/31/2009                        1.03                 0                 0              0.50%             17.2%
12/31/2008                        0.88                 0                 0              0.50%            -14.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%              5.7%
12/31/2011                        1.13                 0                 0              0.25%              1.7%
12/31/2010                        1.11                 0                 0              0.25%              7.3%
12/31/2009                        1.03                 0                 0              0.25%             17.5%
12/31/2008                        0.88                 0                 0              0.25%            -13.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                90   $           109              0.00%              6.0%
12/31/2011                        1.14                 0                 0              0.00%              1.9%
12/31/2010                        1.12                 0                 0              0.00%              7.6%
12/31/2009                        1.04                 0                 0              0.00%             17.8%
12/31/2008                        0.88                 0                 0              0.00%            -13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.6%
                2010               1.7%
                2009               2.9%
                2008               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Fidelity Advisor Freedom Income Fund T Class - 315792507

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,112,876   $     1,062,449           101,113
                                                                         ===============   ===============
Receivables: investments sold                                    1,395
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,114,271
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,114,247           921,404   $          1.21
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.31
Band 0                                                              24                18              1.33
                                                       ---------------   ---------------
Total                                                  $     1,114,271           921,422
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,556
Mortality & expense charges                                                                        (13,084)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,528)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            12,176
Realized gain distributions                                                                         13,906
Net change in unrealized appreciation (depreciation)                                                25,595
                                                                                           ---------------
Net gain (loss)                                                                                     51,677
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        48,149
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,528)  $             (1,178)
Net realized gain (loss)                                                      12,176                102,322
Realized gain distributions                                                   13,906                  7,691
Net change in unrealized appreciation (depreciation)                          25,595               (105,843)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             48,149                  2,992
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     123,712                369,078
Cost of units redeemed                                                      (112,061)              (546,561)
Account charges                                                                 (480)                (1,212)
                                                                --------------------   --------------------
Increase (decrease)                                                           11,171               (178,695)
                                                                --------------------   --------------------
Net increase (decrease)                                                       59,320               (175,703)
Net assets, beginning                                                      1,054,951              1,230,654
                                                                --------------------   --------------------
Net assets, ending                                              $          1,114,271   $          1,054,951
                                                                ====================   ====================
Units sold                                                                   208,447                343,577
Units redeemed                                                              (198,173)              (499,042)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,274               (155,465)
Units outstanding, beginning                                                 911,148              1,066,613
                                                                --------------------   --------------------
Units outstanding, ending                                                    921,422                911,148
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,686,076
Cost of units redeemed/account charges                                                           (1,778,821)
Net investment income (loss)                                                                         19,840
Net realized gain (loss)                                                                             91,991
Realized gain distributions                                                                          44,758
Net change in unrealized appreciation (depreciation)                                                 50,427
                                                                                       --------------------
Net assets                                                                             $          1,114,271
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21               921   $         1,114              1.25%              4.5%
12/31/2011                        1.16               904             1,045              1.25%              0.3%
12/31/2010                        1.15             1,060             1,222              1.25%              6.1%
12/31/2009                        1.09             1,143             1,242              1.25%             16.0%
12/31/2008                        0.94               827               775              1.25%            -14.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%              4.8%
12/31/2011                        1.18                 0                 0              1.00%              0.6%
12/31/2010                        1.17                 0                 0              1.00%              6.3%
12/31/2009                        1.10                 0                 0              1.00%             16.3%
12/31/2008                        0.95                 0                 0              1.00%            -14.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%              5.0%
12/31/2011                        1.20                 0                 0              0.75%              0.8%
12/31/2010                        1.19                 0                 0              0.75%              6.6%
12/31/2009                        1.11                 0                 0              0.75%             16.5%
12/31/2008                        0.96                 0                 0              0.75%            -14.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.50%              5.3%
12/31/2011                        1.22                 0                 0              0.50%              1.1%
12/31/2010                        1.20                 0                 0              0.50%              6.9%
12/31/2009                        1.13                 0                 0              0.50%             16.8%
12/31/2008                        0.96                 0                 0              0.50%            -14.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.25%              5.6%
12/31/2011                        1.24                 0                 0              0.25%              1.3%
12/31/2010                        1.22                 0                 0              0.25%              7.1%
12/31/2009                        1.14                 0                 0              0.25%             17.1%
12/31/2008                        0.97                 0                 0              0.25%            -14.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.00%              5.8%
12/31/2011                        1.26                 8                10              0.00%              1.6%
12/31/2010                        1.24                 7                 9              0.00%              7.4%
12/31/2009                        1.15                 3                 3              0.00%             17.4%
12/31/2008                        0.98                 5                 5              0.00%            -13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               1.0%
                2010               1.3%
                2009               2.1%
                2008               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Fidelity Advisor Growth & Income T Class - 315805820

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       194,919   $       156,564             9,809
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (8)
                                                       ---------------
Net assets                                             $       194,911
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       150,030           102,374   $          1.47
Band 100                                                        44,881            29,925              1.50
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.61
Band 0                                                              --                --              1.67
                                                       ---------------   ---------------
Total                                                  $       194,911           132,299
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,055
Mortality & expense charges                                                                         (2,106)
                                                                                           ---------------
Net investment income (loss)                                                                           949
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,855
Realized gain distributions                                                                            298
Net change in unrealized appreciation (depreciation)                                                19,923
                                                                                           ---------------
Net gain (loss)                                                                                     24,076
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        25,025
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                949   $               (132)
Net realized gain (loss)                                                       3,855                  7,833
Realized gain distributions                                                      298                     --
Net change in unrealized appreciation (depreciation)                          19,923                 (5,282)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             25,025                  2,419
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      44,305                 29,415
Cost of units redeemed                                                       (17,971)               (18,233)
Account charges                                                                  (36)                   (71)
                                                                --------------------   --------------------
Increase (decrease)                                                           26,298                 11,111
                                                                --------------------   --------------------
Net increase (decrease)                                                       51,323                 13,530
Net assets, beginning                                                        143,588                130,058
                                                                --------------------   --------------------
Net assets, ending                                              $            194,911   $            143,588
                                                                ====================   ====================
Units sold                                                                    31,894                 33,139
Units redeemed                                                               (13,033)               (22,373)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,861                 10,766
Units outstanding, beginning                                                 113,438                102,672
                                                                --------------------   --------------------
Units outstanding, ending                                                    132,299                113,438
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            327,697
Cost of units redeemed/account charges                                                             (153,813)
Net investment income (loss)                                                                         (2,366)
Net realized gain (loss)                                                                            (17,459)
Realized gain distributions                                                                           2,497
Net change in unrealized appreciation (depreciation)                                                 38,355
                                                                                       --------------------
Net assets                                                                             $            194,911
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47               102   $           150              1.25%             16.4%
12/31/2011                        1.26                85               108              1.25%             -0.2%
12/31/2010                        1.26                80               101              1.25%             12.7%
12/31/2009                        1.12                62                70              1.25%             24.5%
12/31/2008                        0.90                62                55              1.25%            -42.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                30   $            45              1.00%             16.7%
12/31/2011                        1.29                28                36              1.00%              0.1%
12/31/2010                        1.28                23                29              1.00%             13.0%
12/31/2009                        1.14                20                22              1.00%             24.9%
12/31/2008                        0.91                17                15              1.00%            -42.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.75%             17.0%
12/31/2011                        1.31                 0                 0              0.75%              0.3%
12/31/2010                        1.31                 0                 0              0.75%             13.3%
12/31/2009                        1.16                 0                 0              0.75%             25.2%
12/31/2008                        0.92                 0                 0              0.75%            -42.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.50%             17.3%
12/31/2011                        1.34                 0                 0              0.50%              0.6%
12/31/2010                        1.33                 0                 0              0.50%             13.5%
12/31/2009                        1.17                 0                 0              0.50%             25.5%
12/31/2008                        0.94                 0                 0              0.50%            -41.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.25%             17.5%
12/31/2011                        1.37                 0                 0              0.25%              0.8%
12/31/2010                        1.36                 0                 0              0.25%             13.8%
12/31/2009                        1.19                 0                 0              0.25%             25.8%
12/31/2008                        0.95                 0                 0              0.25%            -41.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.00%             17.8%
12/31/2011                        1.42                 0                 0              0.00%              1.1%
12/31/2010                        1.40                 0                 0              0.00%             14.1%
12/31/2009                        1.23                 0                 0              0.00%             26.1%
12/31/2008                        0.97                 0                 0              0.00%            -41.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               1.1%
                2010               0.0%
                2009               0.2%
                2008               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Fidelity Advisor Growth Opportunities Fund T Class - 315807206

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       403,354   $       337,831             9,703
                                                                         ===============   ===============
Receivables: investments sold                                      101
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       403,455
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       403,455           296,330   $          1.36
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.48
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
Total                                                  $       403,455           296,330
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,616)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,616)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            12,888
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                27,935
                                                                                           ---------------
Net gain (loss)                                                                                     40,823
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        36,207
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,616)  $             (3,225)
Net realized gain (loss)                                                      12,888                 46,197
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          27,935                (32,083)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,207                 10,889
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     183,844                 21,112
Cost of units redeemed                                                       (34,408)              (117,430)
Account charges                                                                  (51)                   (35)
                                                                --------------------   --------------------
Increase (decrease)                                                          149,385                (96,353)
                                                                --------------------   --------------------
Net increase (decrease)                                                      185,592                (85,464)
Net assets, beginning                                                        217,863                303,327
                                                                --------------------   --------------------
Net assets, ending                                              $            403,455   $            217,863
                                                                ====================   ====================
Units sold                                                                   140,853                 17,795
Units redeemed                                                               (32,149)               (92,657)
                                                                --------------------   --------------------
Net increase (decrease)                                                      108,704                (74,862)
Units outstanding, beginning                                                 187,626                262,488
                                                                --------------------   --------------------
Units outstanding, ending                                                    296,330                187,626
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            768,108
Cost of units redeemed/account charges                                                             (412,882)
Net investment income (loss)                                                                        (17,511)
Net realized gain (loss)                                                                                 89
Realized gain distributions                                                                             128
Net change in unrealized appreciation (depreciation)                                                 65,523
                                                                                       --------------------
Net assets                                                                             $            403,455
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36               296   $           403              1.25%             17.3%
12/31/2011                        1.16               188               218              1.25%              0.5%
12/31/2010                        1.16               262               303              1.25%             21.9%
12/31/2009                        0.95               190               180              1.25%             45.1%
12/31/2008                        0.65               206               134              1.25%            -55.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              1.00%             17.5%
12/31/2011                        1.18                 0                 0              1.00%              0.7%
12/31/2010                        1.17                 0                 0              1.00%             22.2%
12/31/2009                        0.96                 0                 0              1.00%             45.4%
12/31/2008                        0.66                 0                 0              1.00%            -55.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.75%             17.8%
12/31/2011                        1.21                 0                 0              0.75%              1.0%
12/31/2010                        1.19                 0                 0              0.75%             22.5%
12/31/2009                        0.98                 0                 0              0.75%             45.8%
12/31/2008                        0.67                 0                 0              0.75%            -55.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.50%             18.1%
12/31/2011                        1.23                 0                 0              0.50%              1.2%
12/31/2010                        1.21                 0                 0              0.50%             22.8%
12/31/2009                        0.99                 0                 0              0.50%             46.1%
12/31/2008                        0.68                 0                 0              0.50%            -55.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.25%             18.4%
12/31/2011                        1.25                 0                 0              0.25%              1.5%
12/31/2010                        1.23                 0                 0              0.25%             23.1%
12/31/2009                        1.00                 0                 0              0.25%             46.5%
12/31/2008                        0.68                 0                 0              0.25%            -55.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.00%             18.7%
12/31/2011                        1.28                 0                 0              0.00%              1.7%
12/31/2010                        1.26                 0                 0              0.00%             23.4%
12/31/2009                        1.02                 0                 0              0.00%             46.9%
12/31/2008                        0.69                 0                 0              0.00%            -55.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.2%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
  Fidelity Advisor International Capital Appreciation Fund T Class - 315920827

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,214   $         1,596               103
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,214
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,214               871   $          1.39
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
Total                                                  $         1,214               871
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             5
Mortality & expense charges                                                                            (14)
                                                                                           ---------------
Net investment income (loss)                                                                            (9)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                (6)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   249
                                                                                           ---------------
Net gain (loss)                                                                                        243
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           234
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (9)  $                 (8)
Net realized gain (loss)                                                          (6)                    (9)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             249                   (149)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                234                   (166)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                      1
Cost of units redeemed                                                            (1)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               (1)                     1
                                                                --------------------   --------------------
Net increase (decrease)                                                          233                   (165)
Net assets, beginning                                                            981                  1,146
                                                                --------------------   --------------------
Net assets, ending                                              $              1,214   $                981
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    (1)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           (1)                    --
Units outstanding, beginning                                                     872                    872
                                                                --------------------   --------------------
Units outstanding, ending                                                        871                    872
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              1,621
Cost of units redeemed/account charges                                                                 (635)
Net investment income (loss)                                                                            (80)
Net realized gain (loss)                                                                               (181)
Realized gain distributions                                                                             871
Net change in unrealized appreciation (depreciation)                                                   (382)
                                                                                       --------------------
Net assets                                                                             $              1,214
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 1   $             1              1.25%             23.8%
12/31/2011                        1.13                 1                 1              1.25%            -14.4%
12/31/2010                        1.31                 1                 1              1.25%             14.0%
12/31/2009                        1.15                 1                 1              1.25%             53.5%
12/31/2008                        0.75                 1                 1              1.25%            -51.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              1.00%             24.1%
12/31/2011                        1.15                 0                 0              1.00%            -14.2%
12/31/2010                        1.34                 0                 0              1.00%             14.2%
12/31/2009                        1.17                 0                 0              1.00%             53.9%
12/31/2008                        0.76                 0                 0              1.00%            -51.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.75%             24.4%
12/31/2011                        1.17                 0                 0              0.75%            -14.0%
12/31/2010                        1.36                 0                 0              0.75%             14.5%
12/31/2009                        1.19                 0                 0              0.75%             54.3%
12/31/2008                        0.77                 0                 0              0.75%            -51.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.50%             24.8%
12/31/2011                        1.19                 0                 0              0.50%            -13.8%
12/31/2010                        1.38                 0                 0              0.50%             14.8%
12/31/2009                        1.20                 0                 0              0.50%             54.7%
12/31/2008                        0.78                 0                 0              0.50%            -51.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.25%             25.1%
12/31/2011                        1.21                 0                 0              0.25%            -13.5%
12/31/2010                        1.40                 0                 0              0.25%             15.1%
12/31/2009                        1.22                 0                 0              0.25%             55.1%
12/31/2008                        0.79                 0                 0              0.25%            -51.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.00%             25.4%
12/31/2011                        1.24                 0                 0              0.00%            -13.3%
12/31/2010                        1.43                 0                 0              0.00%             15.4%
12/31/2009                        1.24                 0                 0              0.00%             55.5%
12/31/2008                        0.80                 0                 0              0.00%            -51.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.5%
                2010               0.3%
                2009               0.7%
                2008               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Fidelity Advisor Leveraged Company Stock Fund T Class - 315805416

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,310,740   $     3,396,841           111,749
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,152)
                                                       ---------------
Net assets                                             $     4,304,588
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,690,361         3,030,883   $          1.22
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.30
Band 0                                                         614,227           466,889              1.32
                                                       ---------------   ---------------
Total                                                  $     4,304,588         3,497,772
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           443
Mortality & expense charges                                                                        (46,721)
                                                                                           ---------------
Net investment income (loss)                                                                       (46,278)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           275,542
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               772,991
                                                                                           ---------------
Net gain (loss)                                                                                  1,048,533
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,002,255
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (46,278)  $            (10,727)
Net realized gain (loss)                                                     275,542              1,074,875
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         772,991             (1,550,532)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,002,255               (486,384)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,004,192              1,697,540
Cost of units redeemed                                                    (1,359,576)            (2,396,209)
Account charges                                                               (3,160)                (4,637)
                                                                --------------------   --------------------
Increase (decrease)                                                         (358,544)              (703,306)
                                                                --------------------   --------------------
Net increase (decrease)                                                      643,711             (1,189,690)
Net assets, beginning                                                      3,660,877              4,850,567
                                                                --------------------   --------------------
Net assets, ending                                              $          4,304,588   $          3,660,877
                                                                ====================   ====================
Units sold                                                                 1,301,901              1,881,183
Units redeemed                                                            (1,607,020)            (2,526,658)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (305,119)              (645,475)
Units outstanding, beginning                                               3,802,891              4,448,366
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,497,772              3,802,891
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,326,140
Cost of units redeemed/account charges                                                           (6,577,105)
Net investment income (loss)                                                                       (126,575)
Net realized gain (loss)                                                                            739,359
Realized gain distributions                                                                          28,870
Net change in unrealized appreciation (depreciation)                                                913,899
                                                                                       --------------------
Net assets                                                                             $          4,304,588
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22             3,031   $         3,690              1.25%             27.4%
12/31/2011                        0.96             3,387             3,236              1.25%            -12.0%
12/31/2010                        1.09             4,070             4,418              1.25%             22.5%
12/31/2009                        0.89             3,677             3,257              1.25%             57.4%
12/31/2008                        0.56             2,596             1,461              1.25%            -54.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              1.00%             27.7%
12/31/2011                        0.97                 0                 0              1.00%            -11.7%
12/31/2010                        1.10                 0                 0              1.00%             22.8%
12/31/2009                        0.89                 0                 0              1.00%             57.8%
12/31/2008                        0.57                 0                 0              1.00%            -54.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%             28.0%
12/31/2011                        0.98                 0                 0              0.75%            -11.5%
12/31/2010                        1.11                 0                 0              0.75%             23.1%
12/31/2009                        0.90                 0                 0              0.75%             58.2%
12/31/2008                        0.57                 0                 0              0.75%            -54.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.50%             28.4%
12/31/2011                        0.99                 0                 0              0.50%            -11.3%
12/31/2010                        1.12                 0                 0              0.50%             23.4%
12/31/2009                        0.91                 0                 0              0.50%             58.6%
12/31/2008                        0.57                 0                 0              0.50%            -54.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%             28.7%
12/31/2011                        1.01                 0                 0              0.25%            -11.1%
12/31/2010                        1.13                 0                 0              0.25%             23.8%
12/31/2009                        0.91                 0                 0              0.25%             59.0%
12/31/2008                        0.58                 0                 0              0.25%            -54.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32               467   $           614              0.00%             29.0%
12/31/2011                        1.02               416               424              0.00%            -10.9%
12/31/2010                        1.14               378               432              0.00%             24.1%
12/31/2009                        0.92               445               410              0.00%             59.4%
12/31/2008                        0.58               311               180              0.00%            -53.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.8%
                2010               0.1%
                2009               0.3%
                2008               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Fidelity Advisor Leveraged Company Stock Fund A Class - 315805424

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,204,262   $       994,619            30,680
                                                                         ===============   ===============
Receivables: investments sold                                    1,772
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,206,034
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,206,034           976,921   $          1.23
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.31
Band 0                                                              --                --              1.33
                                                       ---------------   ---------------
Total                                                  $     1,206,034           976,921
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,131
Mortality & expense charges                                                                        (25,438)
                                                                                           ---------------
Net investment income (loss)                                                                       (24,307)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           268,950
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               201,913
                                                                                           ---------------
Net gain (loss)                                                                                    470,863
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       446,556
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (24,307)  $            (11,433)
Net realized gain (loss)                                                     268,950                821,790
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         201,913             (1,062,274)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            446,556               (251,917)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     518,896                557,869
Cost of units redeemed                                                    (1,888,620)            (1,267,184)
Account charges                                                               (3,552)                (8,010)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,373,276)              (717,325)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (926,720)              (969,242)
Net assets, beginning                                                      2,132,754              3,101,996
                                                                --------------------   --------------------
Net assets, ending                                              $          1,206,034   $          2,132,754
                                                                ====================   ====================
Units sold                                                                   505,510                994,199
Units redeemed                                                            (1,734,634)            (1,619,388)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,229,124)              (625,189)
Units outstanding, beginning                                               2,206,045              2,831,234
                                                                --------------------   --------------------
Units outstanding, ending                                                    976,921              2,206,045
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,255,810
Cost of units redeemed/account charges                                                           (5,587,329)
Net investment income (loss)                                                                        (97,534)
Net realized gain (loss)                                                                            382,828
Realized gain distributions                                                                          42,616
Net change in unrealized appreciation (depreciation)                                                209,643
                                                                                       --------------------
Net assets                                                                             $          1,206,034
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23               977   $         1,206              1.25%             27.7%
12/31/2011                        0.97             2,206             2,133              1.25%            -11.8%
12/31/2010                        1.10             2,831             3,102              1.25%             22.8%
12/31/2009                        0.89             2,866             2,557              1.25%             57.7%
12/31/2008                        0.57             2,484             1,406              1.25%            -54.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              1.00%             28.0%
12/31/2011                        0.98                 0                 0              1.00%            -11.5%
12/31/2010                        1.11                 0                 0              1.00%             23.1%
12/31/2009                        0.90                 0                 0              1.00%             58.1%
12/31/2008                        0.57                 0                 0              1.00%            -54.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.75%             28.3%
12/31/2011                        0.99                 0                 0              0.75%            -11.3%
12/31/2010                        1.12                 0                 0              0.75%             23.4%
12/31/2009                        0.91                 0                 0              0.75%             58.5%
12/31/2008                        0.57                 0                 0              0.75%            -54.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.50%             28.7%
12/31/2011                        1.01                 0                 0              0.50%            -11.1%
12/31/2010                        1.13                 0                 0              0.50%             23.7%
12/31/2009                        0.91                 0                 0              0.50%             58.9%
12/31/2008                        0.58                 0                 0              0.50%            -54.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.25%             29.0%
12/31/2011                        1.02                 0                 0              0.25%            -10.9%
12/31/2010                        1.14                 0                 0              0.25%             24.0%
12/31/2009                        0.92                 0                 0              0.25%             59.3%
12/31/2008                        0.58                 0                 0              0.25%            -53.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.00%             29.3%
12/31/2011                        1.03                 0                 0              0.00%            -10.7%
12/31/2010                        1.15                 0                 0              0.00%             24.3%
12/31/2009                        0.93                 0                 0              0.00%             59.7%
12/31/2008                        0.58                 0                 0              0.00%            -53.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.1%
                2011               0.8%
                2010               0.2%
                2009               0.4%
                2008               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor New Insights Fund A Class - 316071208

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,213,268   $     2,006,726            97,327
                                                                         ===============   ===============
Receivables: investments sold                                      933
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,214,201
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,214,201         1,705,153   $          1.30
Band 100                                                            --                --              1.31
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.33
Band 0                                                              --                --              1.34
                                                       ---------------   ---------------
Total                                                  $     2,214,201         1,705,153
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (24,017)
                                                                                           ---------------
Net investment income (loss)                                                                       (24,017)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            27,426
Realized gain distributions                                                                          8,939
Net change in unrealized appreciation (depreciation)                                               220,263
                                                                                           ---------------
Net gain (loss)                                                                                    256,628
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       232,611
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (24,017)  $            (12,394)
Net realized gain (loss)                                                      27,426                    348
Realized gain distributions                                                    8,939                  1,590
Net change in unrealized appreciation (depreciation)                         220,263                (18,177)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            232,611                (28,633)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,063,544                763,085
Cost of units redeemed                                                      (279,579)              (285,163)
Account charges                                                                 (304)                   (91)
                                                                --------------------   --------------------
Increase (decrease)                                                          783,661                477,831
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,016,272                449,198
Net assets, beginning                                                      1,197,929                748,731
                                                                --------------------   --------------------
Net assets, ending                                              $          2,214,201   $          1,197,929
                                                                ====================   ====================
Units sold                                                                   992,749                669,861
Units redeemed                                                              (342,975)              (259,182)
                                                                --------------------   --------------------
Net increase (decrease)                                                      649,774                410,679
Units outstanding, beginning                                               1,055,379                644,700
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,705,153              1,055,379
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,311,931
Cost of units redeemed/account charges                                                           (1,305,896)
Net investment income (loss)                                                                        (36,793)
Net realized gain (loss)                                                                             27,774
Realized gain distributions                                                                          10,643
Net change in unrealized appreciation (depreciation)                                                206,542
                                                                                       --------------------
Net assets                                                                             $          2,214,201
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30             1,705   $         2,214              1.25%             14.4%
12/31/2011                        1.14             1,055             1,198              1.25%             -2.3%
12/31/2010                        1.16               645               749              1.25%             16.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              1.00%             14.7%
12/31/2011                        1.14                 0                 0              1.00%             -2.0%
12/31/2010                        1.16                 0                 0              1.00%             16.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.75%             15.0%
12/31/2011                        1.14                 0                 0              0.75%             -1.8%
12/31/2010                        1.16                 0                 0              0.75%             16.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.50%             15.3%
12/31/2011                        1.15                 0                 0              0.50%             -1.5%
12/31/2010                        1.17                 0                 0              0.50%             16.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.25%             15.6%
12/31/2011                        1.15                 0                 0              0.25%             -1.3%
12/31/2010                        1.17                 0                 0              0.25%             16.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.00%             15.8%
12/31/2011                        1.16                 0                 0              0.00%             -1.0%
12/31/2010                        1.17                 0                 0              0.00%             17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Fidelity Advisor New Insights Fund T Class - 316071307

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,605,474   $     6,449,884           339,370
                                                                         ===============   ===============
Receivables: investments sold                                    9,999
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,615,473
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,313,668         4,847,775   $          1.51
Band 100                                                        48,259            31,384              1.54
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.63
Band 0                                                         253,546           152,795              1.66
                                                       ---------------   ---------------
Total                                                  $     7,615,473         5,031,954
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (80,623)
                                                                                           ---------------
Net investment income (loss)                                                                       (80,623)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           187,286

Realized gain distributions                                                                         13,094
Net change in unrealized appreciation (depreciation)                                               620,906
                                                                                           ---------------
Net gain (loss)                                                                                    821,286
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       740,663
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (80,623)  $            (56,615)
Net realized gain (loss)                                                     187,286                 10,074
Realized gain distributions                                                   13,094                  7,279
Net change in unrealized appreciation (depreciation)                         620,906               (127,607)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            740,663               (166,869)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,831,001              2,695,280
Cost of units redeemed                                                    (2,073,147)              (912,609)
Account charges                                                               (1,429)                  (694)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,756,425              1,781,977
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,497,088              1,615,108
Net assets, beginning                                                      5,118,385              3,503,277
                                                                --------------------   --------------------
Net assets, ending                                              $          7,615,473   $          5,118,385
                                                                ====================   ====================
Units sold                                                                 2,635,632              1,967,271
Units redeemed                                                            (1,460,320)              (692,202)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,175,312              1,275,069
Units outstanding, beginning                                               3,856,642              2,581,573
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,031,954              3,856,642
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,576,776
Cost of units redeemed/account charges                                                           (5,038,275)
Net investment income (loss)                                                                       (217,896)
Net realized gain (loss)                                                                             89,097
Realized gain distributions                                                                          50,181
Net change in unrealized appreciation (depreciation)                                              1,155,590
                                                                                       --------------------
Net assets                                                                             $          7,615,473
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51             4,848   $         7,314              1.25%             14.1%
12/31/2011                        1.32             3,675             4,860              1.25%             -2.5%
12/31/2010                        1.36             2,534             3,437              1.25%             14.4%
12/31/2009                        1.19             1,673             1,984              1.25%             27.2%
12/31/2008                        0.93               947               883              1.25%            -38.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                31   $            48              1.00%             14.4%
12/31/2011                        1.34                29                39              1.00%             -2.2%
12/31/2010                        1.38                27                37              1.00%             14.7%
12/31/2009                        1.20                24                28              1.00%             27.5%
12/31/2008                        0.94                21                19              1.00%            -38.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.75%             14.7%
12/31/2011                        1.37                 0                 0              0.75%             -2.0%
12/31/2010                        1.39                 0                 0              0.75%             14.9%
12/31/2009                        1.21                 0                 0              0.75%             27.8%
12/31/2008                        0.95                 0                 0              0.75%            -38.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.50%             14.9%
12/31/2011                        1.39                 0                 0              0.50%             -1.7%
12/31/2010                        1.41                 0                 0              0.50%             15.2%
12/31/2009                        1.23                 0                 0              0.50%             28.2%
12/31/2008                        0.96                 0                 0              0.50%            -38.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             15.2%
12/31/2011                        1.41                 0                 0              0.25%             -1.5%
12/31/2010                        1.43                 0                 0              0.25%             15.5%
12/31/2009                        1.24                 0                 0              0.25%             28.5%
12/31/2008                        0.97                 0                 0              0.25%            -38.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66               153   $           254              0.00%             15.5%
12/31/2011                        1.44               153               220              0.00%             -1.3%
12/31/2010                        1.45                20                30              0.00%             15.8%
12/31/2009                        1.26                 7                 9              0.00%             28.8%
12/31/2008                        0.98                 0                 0              0.00%            -38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Fidelity Advisor Overseas Fund T Class - 315918102 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.37
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.49
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             20,383
Cost of units redeemed/account charges                                                              (22,490)
Net investment income (loss)                                                                           (921)
Net realized gain (loss)                                                                             (3,258)
Realized gain distributions                                                                           6,286
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              1.25%             19.1%
12/31/2011                        1.15                 0                 0              1.25%            -19.0%
12/31/2010                        1.42                 0                 0              1.25%             11.5%
12/31/2009                        1.27                 1                 1              1.25%             24.5%
12/31/2008                        1.02                 1                 1              1.25%            -43.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              1.00%             19.3%
12/31/2011                        1.17                 0                 0              1.00%            -18.8%
12/31/2010                        1.44                 0                 0              1.00%             11.7%
12/31/2009                        1.29                 0                 0              1.00%             24.9%
12/31/2008                        1.03                 0                 0              1.00%            -43.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.75%             19.6%
12/31/2011                        1.19                 0                 0              0.75%            -18.6%
12/31/2010                        1.47                 0                 0              0.75%             12.0%
12/31/2009                        1.31                 0                 0              0.75%             25.2%
12/31/2008                        1.05                 0                 0              0.75%            -43.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.50%             19.9%
12/31/2011                        1.22                 0                 0              0.50%            -18.4%
12/31/2010                        1.49                 0                 0              0.50%             12.3%
12/31/2009                        1.33                 0                 0              0.50%             25.5%
12/31/2008                        1.06                 0                 0              0.50%            -43.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.25%             20.2%
12/31/2011                        1.24                 0                 0              0.25%            -18.2%
12/31/2010                        1.51                 0                 0              0.25%             12.6%
12/31/2009                        1.35                 0                 0              0.25%             25.8%
12/31/2008                        1.07                 0                 0              0.25%            -43.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.00%             20.6%
12/31/2011                        1.26                 0                 0              0.00%            -18.0%
12/31/2010                        1.54                 0                 0              0.00%             12.9%
12/31/2009                        1.36                 0                 0              0.00%             26.1%
12/31/2008                        1.08                 0                 0              0.00%            -43.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               1.2%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Fidelity Advisor Real Estate T Class - 315918318

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       156,452   $       143,380             7,932
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (104)
                                                       ---------------
Net assets                                             $       156,348
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       156,348           135,354   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
Total                                                  $       156,348           135,354
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,220
Mortality & expense charges                                                                         (1,436)
                                                                                           ---------------
Net investment income (loss)                                                                          (216)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            15,803
Realized gain distributions                                                                          1,305
Net change in unrealized appreciation (depreciation)                                                (1,850)
                                                                                           ---------------
Net gain (loss)                                                                                     15,258
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        15,042
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (216)  $                 81
Net realized gain (loss)                                                      15,803                     24
Realized gain distributions                                                    1,305                     --
Net change in unrealized appreciation (depreciation)                          (1,850)                14,922
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,042                 15,027
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      80,087                 67,621
Cost of units redeemed                                                       (21,367)                   (22)
Account charges                                                                  (40)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           58,680                 67,599
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,722                 82,626
Net assets, beginning                                                         82,626                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            156,348   $             82,626
                                                                ====================   ====================
Units sold                                                                   112,784                 83,214
Units redeemed                                                               (60,622)                   (22)
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,162                 83,192
Units outstanding, beginning                                                  83,192                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    135,354                 83,192
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            147,708
Cost of units redeemed/account charges                                                              (21,429)
Net investment income (loss)                                                                           (135)
Net realized gain (loss)                                                                             15,827
Realized gain distributions                                                                           1,305
Net change in unrealized appreciation (depreciation)                                                 13,072
                                                                                       --------------------
Net assets                                                                             $            156,348
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16               135   $           156              1.25%             16.3%
12/31/2011                        0.99                83                83              1.25%             -0.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             16.6%
12/31/2011                        0.99                 0                 0              1.00%             -0.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             16.9%
12/31/2011                        1.00                 0                 0              0.75%             -0.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             17.2%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             17.5%
12/31/2011                        1.00                 0                 0              0.25%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.00%             17.8%
12/31/2011                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.0%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Fidelity Advisor Real Estate A Class - 315918342

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       259,566   $       242,333            13,165
                                                                         ===============   ===============
Receivables: investments sold                                       50
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       259,616
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       259,616           223,878   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
Total                                                  $       259,616           223,878
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,360
Mortality & expense charges                                                                         (2,076)
                                                                                           ---------------
Net investment income (loss)                                                                           284
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,123
Realized gain distributions                                                                          2,218
Net change in unrealized appreciation (depreciation)                                                15,505
                                                                                           ---------------
Net gain (loss)                                                                                     18,846
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        19,130
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                284   $                 34
Net realized gain (loss)                                                       1,123                      3
Realized gain distributions                                                    2,218                     --
Net change in unrealized appreciation (depreciation)                          15,505                  1,728
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,130                  1,765
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     175,180                 82,934
Cost of units redeemed                                                        (9,682)                (8,931)
Account charges                                                                 (660)                  (120)
                                                                --------------------   --------------------
Increase (decrease)                                                          164,838                 73,883
                                                                --------------------   --------------------
Net increase (decrease)                                                      183,968                 75,648
Net assets, beginning                                                         75,648                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            259,616   $             75,648
                                                                ====================   ====================
Units sold                                                                   157,004                 86,500
Units redeemed                                                                (9,212)               (10,414)
                                                                --------------------   --------------------
Net increase (decrease)                                                      147,792                 76,086
Units outstanding, beginning                                                  76,086                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    223,878                 76,086
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            258,114
Cost of units redeemed/account charges                                                              (19,393)
Net investment income (loss)                                                                            318
Net realized gain (loss)                                                                              1,126
Realized gain distributions                                                                           2,218
Net change in unrealized appreciation (depreciation)                                                 17,233
                                                                                       --------------------
Net assets                                                                             $            259,616
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16               224   $           260              1.25%             16.6%
12/31/2011                        0.99                76                76              1.25%             -0.6%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             16.9%
12/31/2011                        1.00                 0                 0              1.00%             -0.4%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             17.2%
12/31/2011                        1.00                 0                 0              0.75%             -0.3%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             17.5%
12/31/2011                        1.00                 0                 0              0.50%             -0.2%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             17.8%
12/31/2011                        1.00                 0                 0              0.25%             -0.1%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.00%             18.1%
12/31/2011                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Fidelity Advisor Small Cap A Class - 315805697

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        74,492   $        73,545            3,279
                                                                         ===============   ===============
Receivables: investments sold                                       41
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        74,533
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        74,533            79,329   $          0.94
Band 100                                                            --                --              0.94
Band 75                                                             --                --              0.95
Band 50                                                             --                --              0.95
Band 25                                                             --                --              0.95
Band 0                                                              --                --              0.96
                                                       ---------------   ---------------
Total                                                  $        74,533            79,329
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           184
Mortality & expense charges                                                                           (825)
                                                                                           ---------------
Net investment income (loss)                                                                          (641)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (115)
Realized gain distributions                                                                             45
Net change in unrealized appreciation (depreciation)                                                   947
                                                                                           ---------------
Net gain (loss)                                                                                        877
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           236
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (641)  $                 --
Net realized gain (loss)                                                        (115)                    --
Realized gain distributions                                                       45                     --
Net change in unrealized appreciation (depreciation)                             947                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                236                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      79,194                     --
Cost of units redeemed                                                        (4,892)                    --
Account charges                                                                   (5)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           74,297                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       74,533                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             74,533   $                 --
                                                                ====================   ====================
Units sold                                                                    84,840                     --
Units redeemed                                                                (5,511)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       79,329                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     79,329                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             79,194
Cost of units redeemed/account charges                                                               (4,897)
Net investment income (loss)                                                                           (641)
Net realized gain (loss)                                                                               (115)
Realized gain distributions                                                                              45
Net change in unrealized appreciation (depreciation)                                                    947
                                                                                       --------------------
Net assets                                                                             $             74,533
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                79   $            75              1.25%              4.7%
12/31/2011                        0.90                 0                 0              1.25%            -10.3%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              1.00%              5.0%
12/31/2011                        0.90                 0                 0              1.00%            -10.1%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.75%              5.2%
12/31/2011                        0.90                 0                 0              0.75%            -10.0%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.50%              5.5%
12/31/2011                        0.90                 0                 0              0.50%             -9.9%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.25%              5.7%
12/31/2011                        0.90                 0                 0              0.25%             -9.8%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.00%              6.0%
12/31/2011                        0.90                 0                 0              0.00%             -9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Fidelity Advisor Small Cap Fund T Class - 315805663

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,798,266   $     10,436,188          496,899
                                                                         ===============   ===============
Receivables: investments sold                                   49,057
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,847,323
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,335,667         3,699,660   $          2.25
Band 100                                                        32,659            14,164              2.31
Band 75                                                             --                --              2.36
Band 50                                                        353,093           146,209              2.41
Band 25                                                             --                --              2.47
Band 0                                                       2,125,904           829,165              2.56
                                                       ---------------   ---------------
Total                                                  $    10,847,323         4,689,198
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,061
Mortality & expense charges                                                                       (116,051)
                                                                                           ---------------
Net investment income (loss)                                                                      (111,990)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            13,190
Realized gain distributions                                                                         40,026
Net change in unrealized appreciation (depreciation)                                               570,722
                                                                                           ---------------
Net gain (loss)                                                                                    623,938
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       511,948
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (111,990)  $           (119,667)
Net realized gain (loss)                                                      13,190                  1,035
Realized gain distributions                                                   40,026              1,216,191
Net change in unrealized appreciation (depreciation)                         570,722             (1,886,644)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            511,948               (789,085)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,708,812              3,610,739
Cost of units redeemed                                                    (3,123,902)            (2,756,803)
Account charges                                                               (4,104)                (4,481)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,419,194)               849,455
                                                                --------------------   --------------------
Net increase (decrease)                                                     (907,246)                60,370
Net assets, beginning                                                     11,754,569             11,694,199
                                                                --------------------   --------------------
Net assets, ending                                              $         10,847,323   $         11,754,569
                                                                ====================   ====================
Units sold                                                                 1,095,750              1,591,490
Units redeemed                                                            (1,736,339)            (1,240,675)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (640,589)               350,815
Units outstanding, beginning                                               5,329,787              4,978,972
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,689,198              5,329,787
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         24,478,602
Cost of units redeemed/account charges                                                          (15,705,014)
Net investment income (loss)                                                                       (446,058)
Net realized gain (loss)                                                                           (346,000)
Realized gain distributions                                                                       2,503,715
Net change in unrealized appreciation (depreciation)                                                362,078
                                                                                       --------------------
Net assets                                                                             $         10,847,323
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.25             3,700   $         8,336              1.25%              4.4%
12/31/2011                        2.16             4,291             9,258              1.25%             -6.1%
12/31/2010                        2.30             3,921             9,012              1.25%             16.1%
12/31/2009                        1.98             3,486             6,900              1.25%             26.0%
12/31/2008                        1.57             2,404             3,776              1.25%            -27.8%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.31                14   $            33              1.00%              4.7%
12/31/2011                        2.20                 7                15              1.00%             -5.9%
12/31/2010                        2.34                 4                 9              1.00%             16.4%
12/31/2009                        2.01                 0                 0              1.00%             26.3%
12/31/2008                        1.59                 0                 0              1.00%            -27.7%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.36                 0   $             0              0.75%              5.0%
12/31/2011                        2.25                 0                 0              0.75%             -5.7%
12/31/2010                        2.38                 0                 0              0.75%             16.7%
12/31/2009                        2.04                 0                 0              0.75%             26.7%
12/31/2008                        1.61                 0                 0              0.75%            -27.5%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.41               146   $           353              0.50%              5.2%
12/31/2011                        2.29               146               334              0.50%             -5.4%
12/31/2010                        2.43               131               319              0.50%             17.0%
12/31/2009                        2.07               121               250              0.50%             27.0%
12/31/2008                        1.63               101               165              0.50%            -27.3%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.47                 0   $             0              0.25%              5.5%
12/31/2011                        2.34                 0                 0              0.25%             -5.2%
12/31/2010                        2.47                 0                 0              0.25%             17.3%
12/31/2009                        2.11                 0                 0              0.25%             27.3%
12/31/2008                        1.66                 0                 0              0.25%            -27.1%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.56               829   $         2,126              0.00%              5.8%
12/31/2011                        2.42               886             2,148              0.00%             -5.0%
12/31/2010                        2.55               923             2,354              0.00%             17.6%
12/31/2009                        2.17               223               483              0.00%             27.6%
12/31/2008                        1.70               177               301              0.00%            -26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Fidelity Advisor Stock Selector All Cap T Class - 316066794

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       180,675   $       177,364            6,384
                                                                         ===============   ===============
Receivables: investments sold                                        7
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       180,682
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       180,682           177,291   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $       180,682           177,291
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           352
Mortality & expense charges                                                                           (407)
                                                                                           ---------------
Net investment income (loss)                                                                           (55)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                97
Realized gain distributions                                                                            129
Net change in unrealized appreciation (depreciation)                                                 3,311
                                                                                           ---------------
Net gain (loss)                                                                                      3,537
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,482
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (55)  $                 --
Net realized gain (loss)                                                          97                     --
Realized gain distributions                                                      129                     --
Net change in unrealized appreciation (depreciation)                           3,311                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,482                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     181,936                     --
Cost of units redeemed                                                        (4,720)                    --
Account charges                                                                  (16)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          177,200                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      180,682                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            180,682   $                 --
                                                                ====================   ====================
Units sold                                                                   181,941                     --
Units redeemed                                                                (4,650)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      177,291                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    177,291                     --
                                                                ====================   ====================

1
                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            181,936
Cost of units redeemed/account charges                                                               (4,736)
Net investment income (loss)                                                                            (55)
Net realized gain (loss)                                                                                 97
Realized gain distributions                                                                             129
Net change in unrealized appreciation (depreciation)                                                  3,311
                                                                                       --------------------
Net assets                                                                             $            180,682
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02               177   $           181              1.25%              1.9%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%              2.0%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              2.0%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              2.0%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.25%              2.1%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Fidelity Advisor Stock Selector Mid Cap Fund T Class - 315805408

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       102,919   $        97,081             4,578
                                                                         ===============   ===============
Receivables: investments sold                                      654
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       103,573
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       103,573            54,836   $          1.89
Band 100                                                            --                --              1.93
Band 75                                                             --                --              1.98
Band 50                                                             --                --              2.02
Band 25                                                             --                --              2.07
Band 0                                                              --                --              2.14
                                                       ---------------   ---------------
Total                                                  $       103,573            54,836
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           399
Mortality & expense charges                                                                         (1,338)
                                                                                           ---------------
Net investment income (loss)                                                                          (939)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            13,732
Realized gain distributions                                                                            188
Net change in unrealized appreciation (depreciation)                                                   (31)
                                                                                           ---------------
Net gain (loss)                                                                                     13,889
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        12,950
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (939)  $             (1,392)
Net realized gain (loss)                                                      13,732                 39,800
Realized gain distributions                                                      188                     --
Net change in unrealized appreciation (depreciation)                             (31)               (39,000)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,950                   (592)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     161,575                 26,270
Cost of units redeemed                                                      (150,925)              (186,649)
Account charges                                                                  (87)                   (32)
                                                                --------------------   --------------------
Increase (decrease)                                                           10,563               (160,411)
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,513               (161,003)
Net assets, beginning                                                         80,060                241,063
                                                                --------------------   --------------------
Net assets, ending                                              $            103,573   $             80,060
                                                                ====================   ====================
Units sold                                                                   110,951                 15,591
Units redeemed                                                              (105,929)              (106,172)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,022                (90,581)
Units outstanding, beginning                                                  49,814                140,395
                                                                --------------------   --------------------
Units outstanding, ending                                                     54,836                 49,814
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            848,396
Cost of units redeemed/account charges                                                             (865,784)
Net investment income (loss)                                                                        (21,434)
Net realized gain (loss)                                                                             28,046
Realized gain distributions                                                                         108,511
Net change in unrealized appreciation (depreciation)                                                  5,838
                                                                                       --------------------
Net assets                                                                             $            103,573
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.89                55   $           104              1.25%             17.5%
12/31/2011                        1.61                50                80              1.25%             -6.4%
12/31/2010                        1.72               140               241              1.25%             22.2%
12/31/2009                        1.40               135               190              1.25%             44.7%
12/31/2008                        0.97               137               133              1.25%            -53.0%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.93                 0   $             0              1.00%             17.8%
12/31/2011                        1.64                 0                 0              1.00%             -6.2%
12/31/2010                        1.75                 0                 0              1.00%             22.5%
12/31/2009                        1.43                 0                 0              1.00%             45.0%
12/31/2008                        0.98                 0                 0              1.00%            -52.9%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.98                 0   $             0              0.75%             18.1%
12/31/2011                        1.67                 0                 0              0.75%             -5.9%
12/31/2010                        1.78                 0                 0              0.75%             22.8%
12/31/2009                        1.45                 0                 0              0.75%             45.4%
12/31/2008                        1.00                 0                 0              0.75%            -52.8%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.02                 0   $             0              0.50%             18.4%
12/31/2011                        1.71                 0                 0              0.50%             -5.7%
12/31/2010                        1.81                 0                 0              0.50%             23.1%
12/31/2009                        1.47                 0                 0              0.50%             45.7%
12/31/2008                        1.01                 0                 0              0.50%            -52.7%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.07                 0   $             0              0.25%             18.7%
12/31/2011                        1.75                 0                 0              0.25%             -5.5%
12/31/2010                        1.85                 0                 0              0.25%             23.4%
12/31/2009                        1.50                 0                 0              0.25%             46.1%
12/31/2008                        1.02                 0                 0              0.25%            -52.5%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.14                 0   $             0              0.00%             19.0%
12/31/2011                        1.80                 0                 0              0.00%             -5.2%
12/31/2010                        1.90                 0                 0              0.00%             23.7%
12/31/2009                        1.53                 0                 0              0.00%             46.5%
12/31/2008                        1.05                 0                 0              0.00%            -52.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%
                2011               0.1%
                2010               0.0%
                2009               0.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Fidelity Advisor Strategic Income A Class - 315920850

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       156,201   $       154,980           12,379
                                                                         ===============   ===============
Receivables: investments sold                                      900
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       157,101
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       157,101           141,164   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
Total                                                  $       157,101           141,164
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,532
Mortality & expense charges                                                                           (921)
                                                                                           ---------------
Net investment income (loss)                                                                         1,611
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               157
Realized gain distributions                                                                          2,235
Net change in unrealized appreciation (depreciation)                                                 1,785
                                                                                           ---------------
Net gain (loss)                                                                                      4,177
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,611   $                403
Net realized gain (loss)                                                         157                     --
Realized gain distributions                                                    2,235                    663
Net change in unrealized appreciation (depreciation)                           1,785                   (564)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,788                    502
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     119,890                 36,883
Cost of units redeemed                                                        (5,683)                   (39)
Account charges                                                                 (209)                   (31)
                                                                --------------------   --------------------
Increase (decrease)                                                          113,998                 36,813
                                                                --------------------   --------------------
Net increase (decrease)                                                      119,786                 37,315
Net assets, beginning                                                         37,315                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            157,101   $             37,315
                                                                ====================   ====================
Units sold                                                                   110,022                 37,177
Units redeemed                                                                (5,471)                  (564)
                                                                --------------------   --------------------
Net increase (decrease)                                                      104,551                 36,613
Units outstanding, beginning                                                  36,613                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    141,164                 36,613
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            156,773
Cost of units redeemed/account charges                                                               (5,962)
Net investment income (loss)                                                                          2,014
Net realized gain (loss)                                                                                157
Realized gain distributions                                                                           2,898
Net change in unrealized appreciation (depreciation)                                                  1,221
                                                                                       --------------------
Net assets                                                                             $            157,101
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11               141   $           157              1.25%              9.2%
12/31/2011                        1.02                37                37              1.25%              3.2%
12/31/2010                        0.99                 0                 0              1.25%             -1.2%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%              9.5%
12/31/2011                        1.02                 0                 0              1.00%              3.4%
12/31/2010                        0.99                 0                 0              1.00%             -1.2%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.75%              9.7%
12/31/2011                        1.03                 0                 0              0.75%              3.7%
12/31/2010                        0.99                 0                 0              0.75%             -1.1%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.50%             10.0%
12/31/2011                        1.03                 0                 0              0.50%              3.9%
12/31/2010                        0.99                 0                 0              0.50%             -1.1%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%             10.3%
12/31/2011                        1.03                 0                 0              0.25%              4.2%
12/31/2010                        0.99                 0                 0              0.25%             -1.0%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.00%             10.6%
12/31/2011                        1.03                 0                 0              0.00%              4.5%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               2.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Fidelity Advisor Value Fund T Class - 315916734 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.94
Band 100                                                            --                --              0.95
Band 75                                                             --                --              0.96
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.99
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              1.25%             19.3%
12/31/2011                        0.79                 0                 0              1.25%             -8.5%
12/31/2010                        0.86                 0                 0              1.25%             19.9%
12/31/2009                        0.72                 0                 0              1.25%             40.8%
12/31/2008                        0.51                 0                 0              1.25%            -47.3%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              1.00%             19.6%
12/31/2011                        0.80                 0                 0              1.00%             -8.3%
12/31/2010                        0.87                 0                 0              1.00%             20.2%
12/31/2009                        0.72                 0                 0              1.00%             41.1%
12/31/2008                        0.51                 0                 0              1.00%            -47.2%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.75%             19.9%
12/31/2011                        0.80                 0                 0              0.75%             -8.0%
12/31/2010                        0.87                 0                 0              0.75%             20.5%
12/31/2009                        0.73                 0                 0              0.75%             41.5%
12/31/2008                        0.51                 0                 0              0.75%            -47.0%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.50%             20.2%
12/31/2011                        0.81                 0                 0              0.50%             -7.8%
12/31/2010                        0.88                 0                 0              0.50%             20.8%
12/31/2009                        0.73                 0                 0              0.50%             41.8%
12/31/2008                        0.51                 0                 0              0.50%            -46.9%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.25%             20.5%
12/31/2011                        0.82                 0                 0              0.25%             -7.6%
12/31/2010                        0.89                 0                 0              0.25%             21.1%
12/31/2009                        0.73                 0                 0              0.25%             42.2%
12/31/2008                        0.52                 0                 0              0.25%            -46.8%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.00%             20.8%
12/31/2011                        0.83                 0                 0              0.00%             -7.3%
12/31/2010                        0.90                 0                 0              0.00%             21.4%
12/31/2009                        0.74                 0                 0              0.00%             42.6%
12/31/2008                        0.52                 0                 0              0.00%            -46.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Fidelity Advisor Value Fund A Class - 315916767

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         2,595   $         2,352               178
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         2,595
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         2,595             2,726   $          0.95
Band 100                                                            --                --              0.96
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.99
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $         2,595             2,726
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            20
Mortality & expense charges                                                                            (15)
                                                                                           ---------------
Net investment income (loss)                                                                             5
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   243
                                                                                           ---------------
Net gain (loss)                                                                                        243
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           248
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  5   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             243                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                248                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       2,347                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            2,347                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,595                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              2,595   $                 --
                                                                ====================   ====================
Units sold                                                                     2,726                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,726                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,726                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              2,347
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                              5
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    243
                                                                                       --------------------
Net assets                                                                             $              2,595
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 3   $             3              1.25%             19.6%
12/31/2011                        0.80                 0                 0              1.25%             -8.3%
12/31/2010                        0.87                 0                 0              1.25%             20.2%
12/31/2009                        0.72                 0                 0              1.25%             41.2%
12/31/2008                        0.51                 0                 0              1.25%            -47.2%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              1.00%             19.9%
12/31/2011                        0.80                 0                 0              1.00%             -8.0%
12/31/2010                        0.87                 0                 0              1.00%             20.5%
12/31/2009                        0.73                 0                 0              1.00%             41.5%
12/31/2008                        0.51                 0                 0              1.00%            -47.1%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.75%             20.2%
12/31/2011                        0.81                 0                 0              0.75%             -7.8%
12/31/2010                        0.88                 0                 0              0.75%             20.8%
12/31/2009                        0.73                 0                 0              0.75%             41.9%
12/31/2008                        0.51                 0                 0              0.75%            -46.9%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.50%             20.5%
12/31/2011                        0.82                 0                 0              0.50%             -7.6%
12/31/2010                        0.89                 0                 0              0.50%             21.1%
12/31/2009                        0.73                 0                 0              0.50%             42.2%
12/31/2008                        0.52                 0                 0              0.50%            -46.8%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%             20.8%
12/31/2011                        0.83                 0                 0              0.25%             -7.3%
12/31/2010                        0.90                 0                 0              0.25%             21.4%
12/31/2009                        0.74                 0                 0              0.25%             42.6%
12/31/2008                        0.52                 0                 0              0.25%            -46.7%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%             21.1%
12/31/2011                        0.84                 0                 0              0.00%             -7.1%
12/31/2010                        0.90                 0                 0              0.00%             21.7%
12/31/2009                        0.74                 0                 0              0.00%             42.9%
12/31/2008                        0.52                 0                 0              0.00%            -46.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,796,427   $    30,140,060         2,096,058
                                                                         ===============   ===============
Receivables: investments sold                                      782
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    31,797,209
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    31,797,209        11,834,448   $          2.69
Band 100                                                            --                --              2.75
Band 75                                                             --                --              2.81
Band 50                                                             --                --              2.88
Band 25                                                             --                --              2.95
Band 0                                                              --                --              3.44
                                                       ---------------   ---------------
Total                                                  $    31,797,209        11,834,448
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       485,154
Mortality & expense charges                                                                       (400,032)
                                                                                           ---------------
Net investment income (loss)                                                                        85,122
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           143,108
Realized gain distributions                                                                        232,298
Net change in unrealized appreciation (depreciation)                                             2,898,402
                                                                                           ---------------
Net gain (loss)                                                                                  3,273,808
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     3,358,930
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             85,122   $            226,759
Net realized gain (loss)                                                     143,108                156,871
Realized gain distributions                                                  232,298                156,550
Net change in unrealized appreciation (depreciation)                       2,898,402             (1,756,531)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,358,930             (1,216,351)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,683,169              3,024,908
Cost of units redeemed                                                    (5,271,195)            (4,905,420)
Account charges                                                              (11,339)               (13,481)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,599,365)            (1,893,993)
                                                                --------------------   --------------------
Net increase (decrease)                                                      759,565             (3,110,344)
Net assets, beginning                                                     31,037,644             34,147,988
                                                                --------------------   --------------------
Net assets, ending                                              $         31,797,209   $         31,037,644
                                                                ====================   ====================
Units sold                                                                 1,208,387              1,263,844
Units redeemed                                                            (2,205,796)            (2,017,770)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (997,409)              (753,926)
Units outstanding, beginning                                              12,831,857             13,585,783
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,834,448             12,831,857
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        236,530,768
Cost of units redeemed/account charges                                                         (249,793,599)
Net investment income (loss)                                                                     39,808,856
Net realized gain (loss)                                                                         (5,506,182)
Realized gain distributions                                                                       9,100,999
Net change in unrealized appreciation (depreciation)                                              1,656,367
                                                                                       --------------------
Net assets                                                                             $         31,797,209
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.69            11,834   $        31,797              1.25%             11.1%
12/31/2011                        2.42            12,832            31,038              1.25%             -3.8%
12/31/2010                        2.51            13,586            34,148              1.25%             12.8%
12/31/2009                        2.23            14,198            31,624              1.25%             27.5%
12/31/2008                        1.75            17,731            30,974              1.25%            -29.6%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.75                 0   $             0              1.00%             11.4%
12/31/2011                        2.47                 0                 0              1.00%             -3.5%
12/31/2010                        2.56                 0                 0              1.00%             13.1%
12/31/2009                        2.26                 0                 0              1.00%             27.8%
12/31/2008                        1.77                 0                 0              1.00%            -29.4%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.81                 0   $             0              0.75%             11.6%
12/31/2011                        2.52                 0                 0              0.75%             -3.3%
12/31/2010                        2.61                 0                 0              0.75%             13.4%
12/31/2009                        2.30                 0                 0              0.75%             28.1%
12/31/2008                        1.79                 0                 0              0.75%            -29.3%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.88                 0   $             0              0.50%             11.9%
12/31/2011                        2.57                 0                 0              0.50%             -3.0%
12/31/2010                        2.65                 0                 0              0.50%             13.7%
12/31/2009                        2.33                 0                 0              0.50%             28.5%
12/31/2008                        1.82                 0                 0              0.50%            -29.1%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.95                 0   $             0              0.25%             12.2%
12/31/2011                        2.63                 0                 0              0.25%             -2.8%
12/31/2010                        2.70                 0                 0              0.25%             14.0%
12/31/2009                        2.37                 0                 0              0.25%             28.8%
12/31/2008                        1.84                 0                 0              0.25%            -28.9%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.44                 0   $             0              0.00%             12.5%
12/31/2011                        3.05                 0                 0              0.00%             -2.6%
12/31/2010                        3.13                 0                 0              0.00%             14.3%
12/31/2009                        2.74                 0                 0              0.00%             29.1%
12/31/2008                        2.12                 0                 0              0.00%            -28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               2.0%
                2010               1.7%
                2009               2.2%
                2008               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Fidelity VIP Equity Income Initial Class - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,796,987   $    13,063,212           590,821
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,008)
                                                       ---------------
Net assets                                             $    11,780,979
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,780,979         4,188,660   $          2.81
Band 100                                                            --                --              2.88
Band 75                                                             --                --              2.95
Band 50                                                             --                --              3.01
Band 25                                                             --                --              3.09
Band 0                                                              --                --              3.51
                                                       ---------------   ---------------
Total                                                  $    11,780,979         4,188,660
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       359,204
Mortality & expense charges                                                                       (146,101)
                                                                                           ---------------
Net investment income (loss)                                                                       213,103
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (268,484)
Realized gain distributions                                                                        744,213
Net change in unrealized appreciation (depreciation)                                             1,034,938
                                                                                           ---------------
Net gain (loss)                                                                                  1,510,667
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,723,770
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            213,103   $            142,767
Net realized gain (loss)                                                    (268,484)              (591,073)
Realized gain distributions                                                  744,213                     --
Net change in unrealized appreciation (depreciation)                       1,034,938                433,919
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,723,770                (14,387)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     940,137                812,683
Cost of units redeemed                                                    (2,346,541)            (2,437,445)
Account charges                                                               (4,224)                (5,089)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,410,628)            (1,629,851)
                                                                --------------------   --------------------
Net increase (decrease)                                                      313,142             (1,644,238)
Net assets, beginning                                                     11,467,837             13,112,075
                                                                --------------------   --------------------
Net assets, ending                                              $         11,780,979   $         11,467,837
                                                                ====================   ====================
Units sold                                                                   385,039                387,378
Units redeemed                                                              (919,846)            (1,049,479)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (534,807)              (662,101)
Units outstanding, beginning                                               4,723,467              5,385,568
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,188,660              4,723,467
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         79,586,878
Cost of units redeemed/account charges                                                          (78,657,045)
Net investment income (loss)                                                                      6,323,495
Net realized gain (loss)                                                                         (2,303,022)
Realized gain distributions                                                                       8,096,898
Net change in unrealized appreciation (depreciation)                                             (1,266,225)
                                                                                       --------------------
Net assets                                                                             $         11,780,979
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.81             4,189   $        11,781              1.25%             15.8%
12/31/2011                        2.43             4,723            11,468              1.25%             -0.3%
12/31/2010                        2.43             5,386            13,112              1.25%             13.7%
12/31/2009                        2.14             6,388            13,676              1.25%             28.6%
12/31/2008                        1.66             7,235            12,045              1.25%            -43.4%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.88                 0   $             0              1.00%             16.1%
12/31/2011                        2.48                 0                 0              1.00%              0.0%
12/31/2010                        2.48                 0                 0              1.00%             14.0%
12/31/2009                        2.17                 0                 0              1.00%             28.9%
12/31/2008                        1.69                 0                 0              1.00%            -43.2%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.95                 0   $             0              0.75%             16.4%
12/31/2011                        2.53                 0                 0              0.75%              0.2%
12/31/2010                        2.52                 0                 0              0.75%             14.3%
12/31/2009                        2.21                 0                 0              0.75%             29.2%
12/31/2008                        1.71                 0                 0              0.75%            -43.1%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.01                 0   $             0              0.50%             16.7%
12/31/2011                        2.58                 0                 0              0.50%              0.5%
12/31/2010                        2.57                 0                 0              0.50%             14.6%
12/31/2009                        2.24                 0                 0              0.50%             29.6%
12/31/2008                        1.73                 0                 0              0.50%            -42.9%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.09                 0   $             0              0.25%             17.0%
12/31/2011                        2.64                 0                 0              0.25%              0.7%
12/31/2010                        2.62                 0                 0              0.25%             14.9%
12/31/2009                        2.28                 0                 0              0.25%             29.9%
12/31/2008                        1.75                 0                 0              0.25%            -42.8%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.51                 0   $             0              0.00%             17.3%
12/31/2011                        2.99                 0                 0              0.00%              1.0%
12/31/2010                        2.96                 0                 0              0.00%             15.1%
12/31/2009                        2.57                 0                 0              0.00%             30.2%
12/31/2008                        1.98                 0                 0              0.00%            -42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.1%
                2011               2.4%
                2010               1.7%
                2009               2.2%
                2008               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Fidelity VIP Growth Initial Class - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    43,410,560   $    33,823,753         1,030,550
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (75,920)
                                                       ---------------
Net assets                                             $    43,334,640
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    43,334,640        13,423,383   $          3.23
Band 100                                                            --                --              3.30
Band 75                                                             --                --              3.38
Band 50                                                             --                --              3.46
Band 25                                                             --                --              3.54
Band 0                                                              --                --              4.13
                                                       ---------------   ---------------
Total                                                  $    43,334,640        13,423,383
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       262,839
Mortality & expense charges                                                                       (562,652)
                                                                                           ---------------
Net investment income (loss)                                                                      (299,813)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         1,257,288
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             4,584,536
                                                                                           ---------------
Net gain (loss)                                                                                  5,841,824
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     5,542,011
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (299,813)  $           (406,939)
Net realized gain (loss)                                                   1,257,288              1,611,696
Realized gain distributions                                                       --                156,505
Net change in unrealized appreciation (depreciation)                       4,584,536             (1,728,008)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,542,011               (366,746)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,025,861              4,833,459
Cost of units redeemed                                                    (7,752,247)            (7,771,212)
Account charges                                                              (19,238)               (17,320)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,745,624)            (2,955,073)
                                                                --------------------   --------------------
Net increase (decrease)                                                      796,387             (3,321,819)
Net assets, beginning                                                     42,538,253             45,860,072
                                                                --------------------   --------------------
Net assets, ending                                              $         43,334,640   $         42,538,253
                                                                ====================   ====================
Units sold                                                                   988,252              1,739,325
Units redeemed                                                            (2,488,959)            (2,737,483)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,500,707)              (998,158)
Units outstanding, beginning                                              14,924,090             15,922,248
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,423,383             14,924,090
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        470,931,278
Cost of units redeemed/account charges                                                         (461,046,432)
Net investment income (loss)                                                                     23,896,576
Net realized gain (loss)                                                                        (10,652,418)
Realized gain distributions                                                                      10,618,829
Net change in unrealized appreciation (depreciation)                                              9,586,807
                                                                                       --------------------
Net assets                                                                             $         43,334,640
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.23            13,423   $        43,335              1.25%             13.3%
12/31/2011                        2.85            14,924            42,538              1.25%             -1.0%
12/31/2010                        2.88            15,922            45,860              1.25%             22.6%
12/31/2009                        2.35            18,243            42,846              1.25%             26.7%
12/31/2008                        1.85            21,611            40,063              1.25%            -47.8%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.30                 0   $             0              1.00%             13.5%
12/31/2011                        2.91                 0                 0              1.00%             -0.8%
12/31/2010                        2.93                 0                 0              1.00%             22.9%
12/31/2009                        2.39                 0                 0              1.00%             27.0%
12/31/2008                        1.88                 0                 0              1.00%            -47.7%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.38                 0   $             0              0.75%             13.8%
12/31/2011                        2.97                 0                 0              0.75%             -0.5%
12/31/2010                        2.99                 0                 0              0.75%             23.2%
12/31/2009                        2.42                 0                 0              0.75%             27.3%
12/31/2008                        1.90                 0                 0              0.75%            -47.6%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.46                 0   $             0              0.50%             14.1%
12/31/2011                        3.03                 0                 0              0.50%             -0.3%
12/31/2010                        3.04                 0                 0              0.50%             23.6%
12/31/2009                        2.46                 0                 0              0.50%             27.6%
12/31/2008                        1.93                 0                 0              0.50%            -47.4%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.54                 0   $             0              0.25%             14.4%
12/31/2011                        3.10                 0                 0              0.25%              0.0%
12/31/2010                        3.10                 0                 0              0.25%             23.9%
12/31/2009                        2.50                 0                 0              0.25%             28.0%
12/31/2008                        1.95                 0                 0              0.25%            -47.3%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          4.13                 0   $             0              0.00%             14.7%
12/31/2011                        3.60                 0                 0              0.00%              0.2%
12/31/2010                        3.59                 0                 0              0.00%             24.2%
12/31/2009                        2.89                 0                 0              0.00%             28.3%
12/31/2008                        2.26                 0                 0              0.00%            -47.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               0.4%
                2010               0.3%
                2009               0.4%
                2008               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Fidelity VIP High Income Initial Class - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,682,497   $    11,020,413         2,018,508
                                                                         ===============   ===============
Receivables: investments sold                                   45,035
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    11,727,532
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,727,532         4,803,037   $          2.44
Band 100                                                            --                --              2.50
Band 75                                                             --                --              2.56
Band 50                                                             --                --              2.62
Band 25                                                             --                --              2.68
Band 0                                                              --                --              3.12
                                                       ---------------   ---------------
Total                                                  $    11,727,532         4,803,037
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       659,920
Mortality & expense charges                                                                       (145,960)
                                                                                           ---------------
Net investment income (loss)                                                                       513,960
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           247,425
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               638,864
                                                                                           ---------------
Net gain (loss)                                                                                    886,289
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,400,249
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            513,960   $            611,332
Net realized gain (loss)                                                     247,425                753,029
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         638,864             (1,032,434)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,400,249                331,927
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,612,265              1,600,411
Cost of units redeemed                                                    (3,408,060)            (4,228,627)
Account charges                                                               (3,303)                (4,244)
                                                                --------------------   --------------------
Increase (decrease)                                                         (799,098)            (2,632,460)
                                                                --------------------   --------------------
Net increase (decrease)                                                      601,151             (2,300,533)
Net assets, beginning                                                     11,126,381             13,426,914
                                                                --------------------   --------------------
Net assets, ending                                              $         11,727,532   $         11,126,381
                                                                ====================   ====================
Units sold                                                                 1,562,622              1,685,441
Units redeemed                                                            (1,899,962)            (2,918,408)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (337,340)            (1,232,967)
Units outstanding, beginning                                               5,140,377              6,373,344
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,803,037              5,140,377
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        112,421,907
Cost of units redeemed/account charges                                                         (110,974,176)
Net investment income (loss)                                                                     20,605,311
Net realized gain (loss)                                                                        (10,987,594)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                662,084
                                                                                       --------------------
Net assets                                                                             $         11,727,532
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.44             4,803   $        11,728              1.25%             12.8%
12/31/2011                        2.16             5,140            11,126              1.25%              2.7%
12/31/2010                        2.11             6,373            13,427              1.25%             12.4%
12/31/2009                        1.87             7,680            14,393              1.25%             42.2%
12/31/2008                        1.32             6,774             8,930              1.25%            -25.9%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.50                 0   $             0              1.00%             13.1%
12/31/2011                        2.21                 0                 0              1.00%              3.0%
12/31/2010                        2.15                 0                 0              1.00%             12.7%
12/31/2009                        1.90                 0                 0              1.00%             42.5%
12/31/2008                        1.34                 0                 0              1.00%            -25.7%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.56                 0   $             0              0.75%             13.4%
12/31/2011                        2.26                 0                 0              0.75%              3.3%
12/31/2010                        2.18                 0                 0              0.75%             13.0%
12/31/2009                        1.93                 0                 0              0.75%             42.9%
12/31/2008                        1.35                 0                 0              0.75%            -25.5%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.62                 0   $             0              0.50%             13.7%
12/31/2011                        2.30                 0                 0              0.50%              3.5%
12/31/2010                        2.22                 0                 0              0.50%             13.3%
12/31/2009                        1.96                 0                 0              0.50%             43.2%
12/31/2008                        1.37                 0                 0              0.50%            -25.4%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.68                 0   $             0              0.25%             13.9%
12/31/2011                        2.35                 0                 0              0.25%              3.8%
12/31/2010                        2.27                 0                 0              0.25%             13.5%
12/31/2009                        2.00                 0                 0              0.25%             43.6%
12/31/2008                        1.39                 0                 0              0.25%            -25.2%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.12                 0   $             0              0.00%             14.2%
12/31/2011                        2.73                 0                 0              0.00%              4.0%
12/31/2010                        2.63                 0                 0              0.00%             13.8%
12/31/2009                        2.31                 0                 0              0.00%             44.0%
12/31/2008                        1.60                 0                 0              0.00%            -25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.8%
                2011               6.3%
                2010               7.2%
                2009               9.0%
                2008               9.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Fidelity VIP II ContraFund Initial Class - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   136,525,477   $   132,865,337         5,166,955
                                                                         ===============   ===============
Receivables: investments sold                                   88,837
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $   136,614,314
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   136,411,585        31,205,283   $          4.37
Band 100                                                            --                --              4.47
Band 75                                                             --                --              4.58
Band 50                                                             --                --              4.69
Band 25                                                             --                --              4.80
Band 0                                                         202,729            37,147              5.46
                                                       ---------------   ---------------
Total                                                  $   136,614,314        31,242,430
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     1,818,187
Mortality & expense charges                                                                     (1,665,753)
                                                                                           ---------------
Net investment income (loss)                                                                       152,434
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (815,347)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            18,845,480
                                                                                           ---------------
Net gain (loss)                                                                                 18,030,133
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    18,182,567
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            152,434   $           (282,763)
Net realized gain (loss)                                                    (815,347)             2,145,179
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      18,845,480             (6,701,748)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         18,182,567             (4,839,332)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  27,376,530             21,378,475
Cost of units redeemed                                                   (31,953,215)           (22,071,788)
Account charges                                                              (31,382)               (34,736)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,608,067)              (728,049)
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,574,500             (5,567,381)
Net assets, beginning                                                    123,039,814            128,607,195
                                                                --------------------   --------------------
Net assets, ending                                              $        136,614,314   $        123,039,814
                                                                ====================   ====================
Units sold                                                                 6,598,836              5,690,970
Units redeemed                                                            (7,715,489)            (5,892,286)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,116,653)              (201,316)
Units outstanding, beginning                                              32,359,083             32,560,399
                                                                --------------------   --------------------
Units outstanding, ending                                                 31,242,430             32,359,083
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        328,850,145
Cost of units redeemed/account charges                                                         (259,070,916)
Net investment income (loss)                                                                      6,105,887
Net realized gain (loss)                                                                          8,744,355
Realized gain distributions                                                                      48,324,703
Net change in unrealized appreciation (depreciation)                                              3,660,140
                                                                                       --------------------
Net assets                                                                             $        136,614,314
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          4.37            31,205   $       136,412              1.25%             15.0%
12/31/2011                        3.80            32,359           123,040              1.25%             -3.7%
12/31/2010                        3.95            32,560           128,607              1.25%             15.8%
12/31/2009                        3.41            32,881           112,190              1.25%             34.0%
12/31/2008                        2.55            31,683            80,660              1.25%            -43.2%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          4.47                 0   $             0              1.00%             15.3%
12/31/2011                        3.88                 0                 0              1.00%             -3.5%
12/31/2010                        4.02                 0                 0              1.00%             16.1%
12/31/2009                        3.47                 0                 0              1.00%             34.4%
12/31/2008                        2.58                 0                 0              1.00%            -43.1%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          4.58                 0   $             0              0.75%             15.5%
12/31/2011                        3.96                 0                 0              0.75%             -3.3%
12/31/2010                        4.10                 0                 0              0.75%             16.3%
12/31/2009                        3.52                 0                 0              0.75%             34.7%
12/31/2008                        2.61                 0                 0              0.75%            -42.9%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          4.69                 0   $             0              0.50%             15.8%
12/31/2011                        4.04                 0                 0              0.50%             -3.0%
12/31/2010                        4.17                 0                 0              0.50%             16.6%
12/31/2009                        3.58                 0                 0              0.50%             35.0%
12/31/2008                        2.65                 0                 0              0.50%            -42.8%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          4.80                 0   $             0              0.25%             16.1%
12/31/2011                        4.13                 0                 0              0.25%             -2.8%
12/31/2010                        4.25                 0                 0              0.25%             16.9%
12/31/2009                        3.63                 0                 0              0.25%             35.4%
12/31/2008                        2.68                 0                 0              0.25%            -42.7%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          5.46                37   $           203              0.00%             16.4%
12/31/2011                        4.69                 0                 0              0.00%             -2.5%
12/31/2010                        4.81                 0                 0              0.00%             17.2%
12/31/2009                        4.10                 0                 0              0.00%             35.7%
12/31/2008                        3.02                 0                 0              0.00%            -42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               1.0%
                2010               1.2%
                2009               1.4%
                2008               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Fidelity VIP Overseas Initial Class - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,146,428   $    13,003,666           691,812
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (15,159)
                                                       ---------------
Net assets                                             $    11,131,269
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,131,269         4,986,478   $          2.23
Band 100                                                            --                --              2.28
Band 75                                                             --                --              2.34
Band 50                                                             --                --              2.39
Band 25                                                             --                --              2.45
Band 0                                                              --                --              2.85
                                                       ---------------   ---------------
Total                                                  $    11,131,269         4,986,478
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       210,642
Mortality & expense charges                                                                       (143,056)
                                                                                           ---------------
Net investment income (loss)                                                                        67,586
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (777,530)
Realized gain distributions                                                                         36,246
Net change in unrealized appreciation (depreciation)                                             2,630,605
                                                                                           ---------------
Net gain (loss)                                                                                  1,889,321
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,956,907
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             67,586   $             15,488
Net realized gain (loss)                                                    (777,530)              (697,929)
Realized gain distributions                                                   36,246                 25,989
Net change in unrealized appreciation (depreciation)                       2,630,605             (1,845,930)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,956,907             (2,502,382)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      36,071              2,016,723
Cost of units redeemed                                                    (2,125,478)            (2,976,052)
Account charges                                                               (6,087)                (9,506)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,095,494)              (968,835)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (138,587)            (3,471,217)
Net assets, beginning                                                     11,269,856             14,741,073
                                                                --------------------   --------------------
Net assets, ending                                              $         11,131,269   $         11,269,856
                                                                ====================   ====================
Units sold                                                                   644,989              1,048,400
Units redeemed                                                            (1,678,322)            (1,470,158)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,033,333)              (421,758)
Units outstanding, beginning                                               6,019,811              6,441,569
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,986,478              6,019,811
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        443,870,404
Cost of units redeemed/account charges                                                         (449,265,144)
Net investment income (loss)                                                                      5,737,099
Net realized gain (loss)                                                                          5,706,911
Realized gain distributions                                                                       6,939,237
Net change in unrealized appreciation (depreciation)                                             (1,857,238)
                                                                                       --------------------
Net assets                                                                             $         11,131,269
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.23             4,986   $        11,131              1.25%             19.2%
12/31/2011                        1.87             6,020            11,270              1.25%            -18.2%
12/31/2010                        2.29             6,442            14,741              1.25%             11.7%
12/31/2009                        2.05             7,466            15,295              1.25%             25.0%
12/31/2008                        1.64             8,250            13,524              1.25%            -44.5%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.28                 0   $             0              1.00%             19.5%
12/31/2011                        1.91                 0                 0              1.00%            -18.0%
12/31/2010                        2.33                 0                 0              1.00%             12.0%
12/31/2009                        2.08                 0                 0              1.00%             25.3%
12/31/2008                        1.66                 0                 0              1.00%            -44.4%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.34                 0   $             0              0.75%             19.8%
12/31/2011                        1.95                 0                 0              0.75%            -17.8%
12/31/2010                        2.37                 0                 0              0.75%             12.3%
12/31/2009                        2.11                 0                 0              0.75%             25.6%
12/31/2008                        1.68                 0                 0              0.75%            -44.2%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.39                 0   $             0              0.50%             20.1%
12/31/2011                        1.99                 0                 0              0.50%            -17.6%
12/31/2010                        2.42                 0                 0              0.50%             12.6%
12/31/2009                        2.15                 0                 0              0.50%             25.9%
12/31/2008                        1.71                 0                 0              0.50%            -44.1%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.45                 0   $             0              0.25%             20.4%
12/31/2011                        2.03                 0                 0              0.25%            -17.4%
12/31/2010                        2.46                 0                 0              0.25%             12.8%
12/31/2009                        2.18                 0                 0              0.25%             26.2%
12/31/2008                        1.73                 0                 0              0.25%            -43.9%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.85                 0   $             0              0.00%             20.7%
12/31/2011                        2.36                 0                 0              0.00%            -17.2%
12/31/2010                        2.85                 0                 0              0.00%             13.1%
12/31/2009                        2.52                 0                 0              0.00%             26.5%
12/31/2008                        1.99                 0                 0              0.00%            -43.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               1.4%
                2010               1.3%
                2009               2.0%
                2008               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Nuveen Mid Cap Growth Opportunities A Class - 670690718

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       454,850   $       471,253            10,684
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (24,998)
                                                       ---------------
Net assets                                             $       429,852
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       429,852           345,373   $          1.24
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.28
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.34
                                                       ---------------   ---------------
Total                                                  $       429,852           345,373
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (12,731)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,731)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           126,836
Realized gain distributions                                                                         33,031
Net change in unrealized appreciation (depreciation)                                               (50,344)
                                                                                           ---------------
Net gain (loss)                                                                                    109,523
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        96,792
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,731)  $             (5,278)
Net realized gain (loss)                                                     126,836                   (668)
Realized gain distributions                                                   33,031                 14,746
Net change in unrealized appreciation (depreciation)                         (50,344)               (26,701)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             96,792                (17,901)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,175,833                 99,495
Cost of units redeemed                                                    (2,192,559)              (125,686)
Account charges                                                               (6,978)                  (167)
                                                                --------------------   --------------------
Increase (decrease)                                                          (23,704)               (26,358)
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,088                (44,259)
Net assets, beginning                                                        356,764                401,023
                                                                --------------------   --------------------
Net assets, ending                                              $            429,852   $            356,764
                                                                ====================   ====================
Units sold                                                                 1,994,003                 82,044
Units redeemed                                                            (1,973,694)              (107,184)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,309                (25,140)
Units outstanding, beginning                                                 325,064                350,204
                                                                --------------------   --------------------
Units outstanding, ending                                                    345,373                325,064
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,709,280
Cost of units redeemed/account charges                                                           (3,387,076)
Net investment income (loss)                                                                        (32,430)
Net realized gain (loss)                                                                             68,576
Realized gain distributions                                                                          87,905
Net change in unrealized appreciation (depreciation)                                                (16,403)
                                                                                       --------------------
Net assets                                                                             $            429,852
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24               345   $           430              1.25%             13.4%
12/31/2011                        1.10               325               357              1.25%             -4.2%
12/31/2010                        1.15               350               401              1.25%             26.0%
12/31/2009                        0.91               306               279              1.25%             43.7%
12/31/2008                        0.63               278               176              1.25%            -46.5%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              1.00%             13.7%
12/31/2011                        1.11                 0                 0              1.00%             -3.9%
12/31/2010                        1.16                 0                 0              1.00%             26.3%
12/31/2009                        0.92                 0                 0              1.00%             44.0%
12/31/2008                        0.64                 0                 0              1.00%            -46.3%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.75%             14.0%
12/31/2011                        1.13                 0                 0              0.75%             -3.7%
12/31/2010                        1.17                 0                 0              0.75%             26.6%
12/31/2009                        0.92                 0                 0              0.75%             44.4%
12/31/2008                        0.64                 0                 0              0.75%            -46.2%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.50%             14.3%
12/31/2011                        1.14                 0                 0              0.50%             -3.4%
12/31/2010                        1.18                 0                 0              0.50%             26.9%
12/31/2009                        0.93                 0                 0              0.50%             44.7%
12/31/2008                        0.64                 0                 0              0.50%            -46.1%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.25%             14.5%
12/31/2011                        1.16                 0                 0              0.25%             -3.2%
12/31/2010                        1.19                 0                 0              0.25%             27.3%
12/31/2009                        0.94                 0                 0              0.25%             45.1%
12/31/2008                        0.65                 0                 0              0.25%            -45.9%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.00%             14.8%
12/31/2011                        1.17                 0                 0              0.00%             -3.0%
12/31/2010                        1.21                 0                 0              0.00%             27.6%
12/31/2009                        0.95                 0                 0              0.00%             45.5%
12/31/2008                        0.65                 0                 0              0.00%            -45.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Nuveen Mid Cap Growth Opportunities R3 Class - 670690742

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        52,346   $        51,071             1,343
                                                                         ===============   ===============
Receivables: investments sold                                      257
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        52,603
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        52,603            42,930   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.30
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
Total                                                  $        52,603            42,930
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (616)
                                                                                           ---------------
Net investment income (loss)                                                                          (616)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               948
Realized gain distributions                                                                          3,852
Net change in unrealized appreciation (depreciation)                                                 1,093
                                                                                           ---------------
Net gain (loss)                                                                                      5,893
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,277
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (616)  $               (134)
Net realized gain (loss)                                                         948                  1,338
Realized gain distributions                                                    3,852                  1,577
Net change in unrealized appreciation (depreciation)                           1,093                   (824)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,277                  1,957
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      17,660                 37,446
Cost of units redeemed                                                        (9,079)                (5,606)
Account charges                                                                 (113)                   (11)
                                                                --------------------   --------------------
Increase (decrease)                                                            8,468                 31,829
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,745                 33,786
Net assets, beginning                                                         38,858                  5,072
                                                                --------------------   --------------------
Net assets, ending                                              $             52,603   $             38,858
                                                                ====================   ====================
Units sold                                                                    15,004                 36,406
Units redeemed                                                                (7,946)                (5,010)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,058                 31,396
Units outstanding, beginning                                                  35,872                  4,476
                                                                --------------------   --------------------
Units outstanding, ending                                                     42,930                 35,872
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                   $        61,738
Cost of units redeemed/account charges                                                             (17,873)
Net investment income (loss)                                                                          (848)
Net realized gain (loss)                                                                             2,882
Realized gain distributions                                                                          5,429
Net change in unrealized appreciation (depreciation)                                                 1,275
                                                                                           ---------------
Net assets                                                                                 $        52,603
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                43   $            53              1.25%             13.1%
12/31/2011                        1.08                36                39              1.25%             -4.4%
12/31/2010                        1.13                 4                 5              1.25%             25.7%
12/31/2009                        0.90                 5                 5              1.25%             43.3%
12/31/2008                        0.63                 2                 1              1.25%            -46.6%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              1.00%             13.4%
12/31/2011                        1.10                 0                 0              1.00%             -4.2%
12/31/2010                        1.15                 0                 0              1.00%             26.0%
12/31/2009                        0.91                 0                 0              1.00%             43.6%
12/31/2008                        0.63                 0                 0              1.00%            -46.5%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%             13.7%
12/31/2011                        1.11                 0                 0              0.75%             -3.9%
12/31/2010                        1.16                 0                 0              0.75%             26.3%
12/31/2009                        0.92                 0                 0              0.75%             44.0%
12/31/2008                        0.64                 0                 0              0.75%            -46.3%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.50%             14.0%
12/31/2011                        1.13                 0                 0              0.50%             -3.7%
12/31/2010                        1.17                 0                 0              0.50%             26.6%
12/31/2009                        0.92                 0                 0              0.50%             44.3%
12/31/2008                        0.64                 0                 0              0.50%            -46.2%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%             14.3%
12/31/2011                        1.14                 0                 0              0.25%             -3.5%
12/31/2010                        1.18                 0                 0              0.25%             27.0%
12/31/2009                        0.93                 0                 0              0.25%             44.7%
12/31/2008                        0.64                 0                 0              0.25%            -46.1%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.00%             14.5%
12/31/2011                        1.16                 0                 0              0.00%             -3.2%
12/31/2010                        1.19                 0                 0              0.00%             27.3%
12/31/2009                        0.94                 0                 0              0.00%             45.1%
12/31/2008                        0.65                 0                 0              0.00%            -45.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Nuveen Mid Cap Index Fund R3 Class - 670690601

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,181,887   $     2,963,398           233,429
                                                                         ===============   ===============
Receivables: investments sold                                    2,089
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,183,976
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,162,780         2,743,385   $          1.15
Band 100                                                         2,654             2,273              1.17
Band 75                                                             --                --              1.18
Band 50                                                          1,163               971              1.20
Band 25                                                             --                --              1.21
Band 0                                                          17,379            14,137              1.23
                                                       ---------------   ---------------
Total                                                  $     3,183,976         2,760,766
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        14,949
Mortality & expense charges                                                                        (29,088)
                                                                                           ---------------
Net investment income (loss)                                                                       (14,139)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            39,264
Realized gain distributions                                                                        104,120
Net change in unrealized appreciation (depreciation)                                               179,664
                                                                                           ---------------
Net gain (loss)                                                                                    323,048
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       308,909
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (14,139)  $            (21,881)
Net realized gain (loss)                                                      39,264                138,838
Realized gain distributions                                                  104,120                 65,398
Net change in unrealized appreciation (depreciation)                         179,664               (258,908)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            308,909                (76,553)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,519,482                975,264
Cost of units redeemed                                                    (1,367,751)              (756,912)
Account charges                                                               (2,508)                (1,978)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,149,223                216,374
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,458,132                139,821
Net assets, beginning                                                      1,725,844              1,586,023
                                                                --------------------   --------------------
Net assets, ending                                              $          3,183,976   $          1,725,844
                                                                ====================   ====================
Units sold                                                                 2,333,397              1,024,713
Units redeemed                                                            (1,301,281)              (827,471)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,032,116                197,242
Units outstanding, beginning                                               1,728,650              1,531,408
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,760,766              1,728,650
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,833,614
Cost of units redeemed/account charges                                                           (3,181,244)
Net investment income (loss)                                                                        (40,560)
Net realized gain (loss)                                                                            174,884
Realized gain distributions                                                                         178,793
Net change in unrealized appreciation (depreciation)                                                218,489
                                                                                       --------------------
Net assets                                                                             $          3,183,976
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15             2,743   $         3,163              1.25%             15.5%
12/31/2011                        1.00             1,715             1,711              1.25%             -3.6%
12/31/2010                        1.04             1,525             1,579              1.25%             23.8%
12/31/2009                        0.84               750               627              1.25%             34.7%
12/31/2008                        0.62               215               133              1.25%            -37.2%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 2   $             3              1.00%             15.8%
12/31/2011                        1.01                 1                 1              1.00%             -3.4%
12/31/2010                        1.04                 0                 0              1.00%             24.1%
12/31/2009                        0.84                 0                 0              1.00%             35.0%
12/31/2008                        0.62                 0                 0              1.00%            -37.1%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.1%
12/31/2011                        1.02                 0                 0              0.75%             -3.1%
12/31/2010                        1.05                 0                 0              0.75%             24.5%
12/31/2009                        0.85                 0                 0              0.75%             35.4%
12/31/2008                        0.62                 0                 0              0.75%            -36.9%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 1   $             1              0.50%             16.4%
12/31/2011                        1.03                 1                 1              0.50%             -2.9%
12/31/2010                        1.06                 3                 3              0.50%             24.8%
12/31/2009                        0.85                 0                 0              0.50%             35.7%
12/31/2008                        0.63                 0                 0              0.50%            -36.7%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.25%             16.7%
12/31/2011                        1.04                 0                 0              0.25%             -2.7%
12/31/2010                        1.07                 0                 0              0.25%             25.1%
12/31/2009                        0.85                 0                 0              0.25%             36.0%
12/31/2008                        0.63                 0                 0              0.25%            -36.6%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                14   $            17              0.00%             17.0%
12/31/2011                        1.05                12                12              0.00%             -2.4%
12/31/2010                        1.08                 3                 4              0.00%             25.4%
12/31/2009                        0.86                 0                 0              0.00%             36.4%
12/31/2008                        0.63                 0                 0              0.00%            -36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               0.0%
                2010               0.7%
                2009               0.9%
                2008               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Nuveen Mid Cap Value Fund A Class - 670678853

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         9,303   $         8,968               391
                                                                         ===============   ===============
Receivables: investments sold                                        7
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         9,310
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         9,310             9,355   $          1.00
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $         9,310             9,355
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            98
Mortality & expense charges                                                                           (683)
                                                                                           ---------------
Net investment income (loss)                                                                          (585)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,877
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,037)
                                                                                           ---------------
Net gain (loss)                                                                                      2,840
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,255
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (585)  $               (677)
Net realized gain (loss)                                                       4,877                    (35)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,037)                (7,970)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,255                 (8,682)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       7,593                 18,148
Cost of units redeemed                                                       (94,772)                (9,694)
Account charges                                                                  (44)                   (81)
                                                                --------------------   --------------------
Increase (decrease)                                                          (87,223)                 8,373
                                                                --------------------   --------------------
Net increase (decrease)                                                      (84,968)                  (309)
Net assets, beginning                                                         94,278                 94,587
                                                                --------------------   --------------------
Net assets, ending                                              $              9,310   $             94,278
                                                                ====================   ====================
Units sold                                                                     7,879                 18,581
Units redeemed                                                              (101,371)               (10,081)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (93,492)                 8,500
Units outstanding, beginning                                                 102,847                 94,347
                                                                --------------------   --------------------
Units outstanding, ending                                                      9,355                102,847
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            168,810
Cost of units redeemed/account charges                                                             (152,703)
Net investment income (loss)                                                                         (1,266)
Net realized gain (loss)                                                                             (5,866)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    335
                                                                                       --------------------
Net assets                                                                             $              9,310
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 9   $             9              1.25%              8.6%
12/31/2011                        0.92               103                94              1.25%             -8.6%
12/31/2010                        1.00                94                95              1.25%             19.0%
12/31/2009                        0.84                84                70              1.25%             26.9%
12/31/2008                        0.66               110                73              1.25%            -37.3%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.00%              8.8%
12/31/2011                        0.93                 0                 0              1.00%             -8.3%
12/31/2010                        1.01                 0                 0              1.00%             19.3%
12/31/2009                        0.85                 0                 0              1.00%             27.2%
12/31/2008                        0.67                 0                 0              1.00%            -37.1%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.75%              9.1%
12/31/2011                        0.94                 0                 0              0.75%             -8.1%
12/31/2010                        1.02                 0                 0              0.75%             19.6%
12/31/2009                        0.86                 0                 0              0.75%             27.6%
12/31/2008                        0.67                 0                 0              0.75%            -37.0%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%              9.4%
12/31/2011                        0.95                 0                 0              0.50%             -7.9%
12/31/2010                        1.03                 0                 0              0.50%             19.9%
12/31/2009                        0.86                 0                 0              0.50%             27.9%
12/31/2008                        0.67                 0                 0              0.50%            -36.8%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              9.7%
12/31/2011                        0.97                 0                 0              0.25%             -7.6%
12/31/2010                        1.05                 0                 0              0.25%             20.2%
12/31/2009                        0.87                 0                 0              0.25%             28.2%
12/31/2008                        0.68                 0                 0              0.25%            -36.7%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              9.9%
12/31/2011                        0.98                 0                 0              0.00%             -7.4%
12/31/2010                        1.06                 0                 0              0.00%             20.5%
12/31/2009                        0.88                 0                 0              0.00%             28.5%
12/31/2008                        0.68                 0                 0              0.00%            -36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.6%
                2010               1.2%
                2009               1.0%
                2008               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Nuveen Mid Cap Value Fund R3 Class - 670690882

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,139   $         1,122                48
                                                                         ===============   ===============
Receivables: investments sold                                       15
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         1,154
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,154             1,178   $          0.98
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $         1,154             1,178
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             9
Mortality & expense charges                                                                            (85)
                                                                                           ---------------
Net investment income (loss)                                                                           (76)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               735
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (119)
                                                                                           ---------------
Net gain (loss)                                                                                        616
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           540
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (76)  $               (483)
Net realized gain (loss)                                                         735                 17,004
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (119)               (21,690)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                540                 (5,169)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       1,218                  6,010
Cost of units redeemed                                                       (15,449)               (43,429)
Account charges                                                                   --                    (12)
                                                                --------------------   --------------------
Increase (decrease)                                                          (14,231)               (37,431)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,691)               (42,600)
Net assets, beginning                                                         14,845                 57,445
                                                                --------------------   --------------------
Net assets, ending                                              $              1,154   $             14,845
                                                                ====================   ====================
Units sold                                                                     1,263                  6,194
Units redeemed                                                               (16,491)               (47,689)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,228)               (41,495)
Units outstanding, beginning                                                  16,406                 57,901
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,178                 16,406
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             54,195
Cost of units redeemed/account charges                                                              (69,583)
Net investment income (loss)                                                                           (815)
Net realized gain (loss)                                                                             17,340
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     17
                                                                                       --------------------
Net assets                                                                             $              1,154
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 1   $             1              1.25%              8.3%
12/31/2011                        0.90                16                15              1.25%             -8.8%
12/31/2010                        0.99                58                57              1.25%             18.7%
12/31/2009                        0.84                52                44              1.25%             26.6%
12/31/2008                        0.66                 5                 3              1.25%            -37.5%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              8.6%
12/31/2011                        0.92                 0                 0              1.00%             -8.6%
12/31/2010                        1.00                 0                 0              1.00%             19.0%
12/31/2009                        0.84                 0                 0              1.00%             27.0%
12/31/2008                        0.66                 0                 0              1.00%            -37.3%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              8.8%
12/31/2011                        0.93                 0                 0              0.75%             -8.3%
12/31/2010                        1.01                 0                 0              0.75%             19.3%
12/31/2009                        0.85                 0                 0              0.75%             27.3%
12/31/2008                        0.67                 0                 0              0.75%            -37.2%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.50%              9.1%
12/31/2011                        0.94                 0                 0              0.50%             -8.1%
12/31/2010                        1.02                 0                 0              0.50%             19.6%
12/31/2009                        0.86                 0                 0              0.50%             27.6%
12/31/2008                        0.67                 0                 0              0.50%            -37.0%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.25%              9.4%
12/31/2011                        0.95                 0                 0              0.25%             -7.9%
12/31/2010                        1.03                 0                 0              0.25%             19.9%
12/31/2009                        0.86                 0                 0              0.25%             27.9%
12/31/2008                        0.67                 0                 0              0.25%            -36.9%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              9.7%
12/31/2011                        0.97                 0                 0              0.00%             -7.6%
12/31/2010                        1.05                 0                 0              0.00%             20.2%
12/31/2009                        0.87                 0                 0              0.00%             28.2%
12/31/2008                        0.68                 0                 0              0.00%            -36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.1%
                2011               0.1%
                2010               0.8%
                2009               1.4%
                2008               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Nuveen Real Estate Securities Fund R3 Class - 670678549

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,249,984   $     1,164,995            58,428
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,042)
                                                       ---------------
Net assets                                             $     1,243,942
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,097,420           676,253   $          1.62
Band 100                                                            --                --              1.64
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.67
Band 0                                                         146,522            86,927              1.69
                                                       ---------------   ---------------
Total                                                  $     1,243,942           763,180
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        20,142
Mortality & expense charges                                                                        (12,067)
                                                                                           ---------------
Net investment income (loss)                                                                         8,075
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            39,797
Realized gain distributions                                                                         37,788
Net change in unrealized appreciation (depreciation)                                                77,944
                                                                                           ---------------
Net gain (loss)                                                                                    155,529
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       163,604
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,075   $              6,305
Net realized gain (loss)                                                      39,797                 35,051
Realized gain distributions                                                   37,788                 10,708
Net change in unrealized appreciation (depreciation)                          77,944                 (6,427)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            163,604                 45,637
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     713,737                940,964
Cost of units redeemed                                                      (545,582)              (461,342)
Account charges                                                                 (719)                  (541)
                                                                --------------------   --------------------
Increase (decrease)                                                          167,436                479,081
                                                                --------------------   --------------------
Net increase (decrease)                                                      331,040                524,718
Net assets, beginning                                                        912,902                388,184
                                                                --------------------   --------------------
Net assets, ending                                              $          1,243,942   $            912,902
                                                                ====================   ====================
Units sold                                                                   502,804                704,873
Units redeemed                                                              (391,801)              (346,756)
                                                                --------------------   --------------------
Net increase (decrease)                                                      111,003                358,117
Units outstanding, beginning                                                 652,177                294,060
                                                                --------------------   --------------------
Units outstanding, ending                                                    763,180                652,177
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,115,485
Cost of units redeemed/account charges                                                           (1,104,894)
Net investment income (loss)                                                                         15,873
Net realized gain (loss)                                                                             83,993
Realized gain distributions                                                                          48,496
Net change in unrealized appreciation (depreciation)                                                 84,989
                                                                                       --------------------
Net assets                                                                             $          1,243,942
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62               676   $         1,097              1.25%             16.3%
12/31/2011                        1.39               564               787              1.25%              6.0%
12/31/2010                        1.32               221               291              1.25%             28.3%
12/31/2009                        1.03                 0                 0              1.25%              2.6%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              1.00%             16.6%
12/31/2011                        1.40                 0                 0              1.00%              6.3%
12/31/2010                        1.32                 0                 0              1.00%             28.6%
12/31/2009                        1.03                 0                 0              1.00%              2.6%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.75%             16.9%
12/31/2011                        1.41                 0                 0              0.75%              6.5%
12/31/2010                        1.32                 0                 0              0.75%             28.9%
12/31/2009                        1.03                 0                 0              0.75%              2.6%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.50%             17.2%
12/31/2011                        1.42                 0                 0              0.50%              6.8%
12/31/2010                        1.33                 0                 0              0.50%             29.3%
12/31/2009                        1.03                 0                 0              0.50%              2.6%

                                                             BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.25%             17.5%
12/31/2011                        1.42                 0                 0              0.25%              7.1%
12/31/2010                        1.33                 0                 0              0.25%             29.6%
12/31/2009                        1.03                 0                 0              0.25%              2.6%

                                                             BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                87   $           147              0.00%             17.8%
12/31/2011                        1.43                88               126              0.00%              7.3%
12/31/2010                        1.33                73                97              0.00%             29.9%
12/31/2009                        1.03                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               2.3%
                2010               1.2%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Nuveen Real Estate Securities Fund A Class - 670678705

                             STATEMENT OF NET ASSETS
                                 December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,337,698   $     1,260,084            63,695
                                                                         ===============   ===============
Receivables: investments sold                                    1,172
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,338,870
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,338,870           819,384   $          1.63
Band 100                                                            --                --              1.65
Band 75                                                             --                --              1.66
Band 50                                                             --                --              1.67
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.70
                                                       ---------------   ---------------
Total                                                  $     1,338,870           819,384
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        23,176
Mortality & expense charges                                                                        (13,425)
                                                                                           ---------------
Net investment income (loss)                                                                         9,751
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            20,782
Realized gain distributions                                                                         38,338
Net change in unrealized appreciation (depreciation)                                                71,030
                                                                                           ---------------
Net gain (loss)                                                                                    130,150
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       139,901
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,751   $              5,207
Net realized gain (loss)                                                      20,782                 22,365
Realized gain distributions                                                   38,338                  9,767
Net change in unrealized appreciation (depreciation)                          71,030                (15,941)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            139,901                 21,398
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     675,009                745,772
Cost of units redeemed                                                      (229,425)              (427,020)
Account charges                                                                 (144)                   (53)
                                                                --------------------   --------------------
Increase (decrease)                                                          445,440                318,699
                                                                --------------------   --------------------
Net increase (decrease)                                                      585,341                340,097
Net assets, beginning                                                        753,529                413,432
                                                                --------------------   --------------------
Net assets, ending                                              $          1,338,870   $            753,529
                                                                ====================   ====================
Units sold                                                                   428,198                547,951
Units redeemed                                                              (146,530)              (323,815)
                                                                --------------------   --------------------
Net increase (decrease)                                                      281,668                224,136
Units outstanding, beginning                                                 537,716                313,580
                                                                --------------------   --------------------
Units outstanding, ending                                                    819,384                537,716
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,005,249
Cost of units redeemed/account charges                                                             (852,537)
Net investment income (loss)                                                                         16,667
Net realized gain (loss)                                                                             43,772
Realized gain distributions                                                                          48,105
Net change in unrealized appreciation (depreciation)                                                 77,614
                                                                                       --------------------
Net assets                                                                             $          1,338,870
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63               819   $         1,339              1.25%             16.6%
12/31/2011                        1.40               538               754              1.25%              6.3%
12/31/2010                        1.32               314               413              1.25%             28.6%
12/31/2009                        1.03                 0                 0              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              1.00%             16.9%
12/31/2011                        1.41                 0                 0              1.00%              6.6%
12/31/2010                        1.32                 0                 0              1.00%             28.9%
12/31/2009                        1.03                 0                 0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.75%             17.2%
12/31/2011                        1.42                 0                 0              0.75%              6.8%
12/31/2010                        1.33                 0                 0              0.75%             29.3%
12/31/2009                        1.03                 0                 0              0.75%              2.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.50%             17.5%
12/31/2011                        1.42                 0                 0              0.50%              7.1%
12/31/2010                        1.33                 0                 0              0.50%             29.6%
12/31/2009                        1.03                 0                 0              0.50%              2.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68                 0   $             0              0.25%             17.8%
12/31/2011                        1.43                 0                 0              0.25%              7.4%
12/31/2010                        1.33                 0                 0              0.25%             29.9%
12/31/2009                        1.03                 0                 0              0.25%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.00%             18.1%
12/31/2011                        1.44                 0                 0              0.00%              7.6%
12/31/2010                        1.34                 0                 0              0.00%             30.2%
12/31/2009                        1.03                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               2.4%
                2010               1.5%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Nuveen Small Cap Index Fund R3 Class - 670690205

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,841,222   $     1,678,277           163,910
                                                                         ===============   ===============
Receivables: investments sold                                    1,129
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,842,351
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,631,078         1,551,670   $          1.05
Band 100                                                         1,329             1,248              1.06
Band 75                                                             --                --              1.08
Band 50                                                            739               676              1.09
Band 25                                                             --                --              1.11
Band 0                                                         209,205           186,645              1.12
                                                       ---------------   ---------------
Total                                                  $     1,842,351         1,740,239
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         8,981
Mortality & expense charges                                                                        (18,261)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,280)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            70,843
Realized gain distributions                                                                         67,017
Net change in unrealized appreciation (depreciation)                                                71,799
                                                                                           ---------------
Net gain (loss)                                                                                    209,659
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       200,379
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,280)  $            (14,304)
Net realized gain (loss)                                                      70,843                 49,246
Realized gain distributions                                                   67,017                     --
Net change in unrealized appreciation (depreciation)                          71,799               (126,555)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            200,379                (91,613)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,247,993                662,448
Cost of units redeemed                                                    (1,006,678)              (295,710)
Account charges                                                               (3,619)                (3,673)
                                                                --------------------   --------------------
Increase (decrease)                                                          237,696                363,065
                                                                --------------------   --------------------
Net increase (decrease)                                                      438,075                271,452
Net assets, beginning                                                      1,404,276              1,132,824
                                                                --------------------   --------------------
Net assets, ending                                              $          1,842,351   $          1,404,276
                                                                ====================   ====================
Units sold                                                                 1,391,461                683,488
Units redeemed                                                            (1,164,898)              (317,686)
                                                                 --------------------   --------------------
Net increase (decrease)                                                      226,563                365,802
Units outstanding, beginning                                               1,513,676              1,147,874
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,740,239              1,513,676
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,481,083
Cost of units redeemed/account charges                                                           (1,935,942)
Net investment income (loss)                                                                        (28,061)
Net realized gain (loss)                                                                             66,846
Realized gain distributions                                                                          95,480
Net change in unrealized appreciation (depreciation)                                                162,945
                                                                                       --------------------
Net assets                                                                             $          1,842,351
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05             1,552   $         1,631              1.25%             14.0%
12/31/2011                        0.92             1,347             1,243              1.25%             -6.1%
12/31/2010                        0.98             1,013               995              1.25%             24.2%
12/31/2009                        0.79               610               483              1.25%             24.9%
12/31/2008                        0.63               296               188              1.25%            -34.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 1   $             1              1.00%             14.3%
12/31/2011                        0.93                 0                 0              1.00%             -5.9%
12/31/2010                        0.99                 0                 0              1.00%             24.5%
12/31/2009                        0.80                 0                 0              1.00%             25.2%
12/31/2008                        0.64                 0                 0              1.00%            -34.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%             14.5%
12/31/2011                        0.94                 0                 0              0.75%             -5.6%
12/31/2010                        1.00                 0                 0              0.75%             24.8%
12/31/2009                        0.80                 0                 0              0.75%             25.5%
12/31/2008                        0.64                 0                 0              0.75%            -34.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 1   $             1              0.50%             14.8%
12/31/2011                        0.95                 1                 1              0.50%             -5.4%
12/31/2010                        1.01                 1                 1              0.50%             25.1%
12/31/2009                        0.80                 0                 0              0.50%             25.8%
12/31/2008                        0.64                 0                 0              0.50%            -34.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             15.1%
12/31/2011                        0.96                 0                 0              0.25%             -5.2%
12/31/2010                        1.01                 0                 0              0.25%             25.4%
12/31/2009                        0.81                 0                 0              0.25%             26.2%
12/31/2008                        0.64                 0                 0              0.25%            -34.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12               187   $           209              0.00%             15.4%
12/31/2011                        0.97               166               161              0.00%             -4.9%
12/31/2010                        1.02               134               137              0.00%             25.7%
12/31/2009                        0.81                 4                 3              0.00%             26.5%
12/31/2008                        0.64                 0                 0              0.00%            -33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               0.0%
                2010               0.5%
                2009               0.7%
                2008               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Nuveen Small Cap Select Fund A Class - 670690833

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       577,642   $       560,982            48,970
                                                                         ===============   ===============
Receivables: investments sold                                    5,111
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       582,753
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       582,753           527,397   $          1.10
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
Total                                                  $       582,753           527,397
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,907)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,907)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            12,004
Realized gain distributions                                                                         88,028
Net change in unrealized appreciation (depreciation)                                               (38,129)
                                                                                           ---------------
Net gain (loss)                                                                                     61,903
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        54,996
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,907)  $             (6,545)
Net realized gain (loss)                                                      12,004                  2,562
Realized gain distributions                                                   88,028                 12,001
Net change in unrealized appreciation (depreciation)                         (38,129)               (20,852)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             54,996                (12,834)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      98,868                 27,159
Cost of units redeemed                                                       (85,668)               (44,728)
Account charges                                                                  (43)                   (39)
                                                                --------------------   --------------------
Increase (decrease)                                                           13,157                (17,608)
                                                                --------------------   --------------------
Net increase (decrease)                                                       68,153                (30,442)
Net assets, beginning                                                        514,600                545,042
                                                                --------------------   --------------------
Net assets, ending                                              $            582,753   $            514,600
                                                                ====================   ====================
Units sold                                                                    93,699                 66,627
Units redeemed                                                               (81,758)               (79,391)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,941                (12,764)
Units outstanding, beginning                                                 515,456                528,220
                                                                --------------------   --------------------
Units outstanding, ending                                                    527,397                515,456
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            936,682
Cost of units redeemed/account charges                                                             (377,156)
Net investment income (loss)                                                                        (31,777)
Net realized gain (loss)                                                                            (97,924)
Realized gain distributions                                                                         136,268
Net change in unrealized appreciation (depreciation)                                                 16,660
                                                                                       --------------------
Net assets                                                                             $            582,753
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10               527   $           583              1.25%             10.7%
12/31/2011                        1.00               515               515              1.25%             -3.2%
12/31/2010                        1.03               528               545              1.25%             21.4%
12/31/2009                        0.85               522               444              1.25%             35.8%
12/31/2008                        0.63               437               273              1.25%            -35.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%             11.0%
12/31/2011                        1.01                 0                 0              1.00%             -3.0%
12/31/2010                        1.04                 0                 0              1.00%             21.7%
12/31/2009                        0.86                 0                 0              1.00%             36.1%
12/31/2008                        0.63                 0                 0              1.00%            -35.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.75%             11.2%
12/31/2011                        1.02                 0                 0              0.75%             -2.8%
12/31/2010                        1.05                 0                 0              0.75%             22.0%
12/31/2009                        0.86                 0                 0              0.75%             36.5%
12/31/2008                        0.63                 0                 0              0.75%            -34.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%             11.5%
12/31/2011                        1.04                 0                 0              0.50%             -2.5%
12/31/2010                        1.06                 0                 0              0.50%             22.3%
12/31/2009                        0.87                 0                 0              0.50%             36.8%
12/31/2008                        0.64                 0                 0              0.50%            -34.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             11.8%
12/31/2011                        1.05                 0                 0              0.25%             -2.3%
12/31/2010                        1.08                 0                 0              0.25%             22.6%
12/31/2009                        0.88                 0                 0              0.25%             37.2%
12/31/2008                        0.64                 0                 0              0.25%            -34.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.00%             12.1%
12/31/2011                        1.07                 0                 0              0.00%             -2.0%
12/31/2010                        1.09                 0                 0              0.00%             22.9%
12/31/2009                        0.88                 0                 0              0.00%             37.5%
12/31/2008                        0.64                 0                 0              0.00%            -34.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Nuveen Small Cap Select Fund R3 Class - 670690866

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       125,129   $       118,297            10,915
                                                                         ===============   ===============
Receivables: investments sold                                      394
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       125,523
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       125,523           115,367   $          1.09
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
Total                                                  $       125,523           115,367
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,906)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,906)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            14,110
Realized gain distributions                                                                         19,571
Net change in unrealized appreciation (depreciation)                                               (16,084)
                                                                                           ---------------
Net gain (loss)                                                                                     17,597
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        15,691
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,906)  $             (2,288)
Net realized gain (loss)                                                      14,110                  6,607
Realized gain distributions                                                   19,571                  3,935
Net change in unrealized appreciation (depreciation)                         (16,084)               (17,078)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,691                 (8,824)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      26,928                 14,380
Cost of units redeemed                                                       (76,801)               (30,925)
Account charges                                                                 (113)                    (8)
                                                                --------------------   --------------------
Increase (decrease)                                                          (49,986)               (16,553)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,295)               (25,377)
Net assets, beginning                                                        159,818                185,195
                                                                --------------------   --------------------
Net assets, ending                                              $            125,523   $            159,818
                                                                ====================   ====================
Units sold                                                                    25,969                 45,417
Units redeemed                                                               (72,807)               (64,545)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,838)               (19,128)
Units outstanding, beginning                                                 162,205                181,333
                                                                --------------------   --------------------
Units outstanding, ending                                                    115,367                162,205
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            337,236
Cost of units redeemed/account charges                                                             (242,273)
Net investment income (loss)                                                                         (5,602)
Net realized gain (loss)                                                                              3,322
Realized gain distributions                                                                          26,008
Net change in unrealized appreciation (depreciation)                                                  6,832
                                                                                       --------------------
Net assets                                                                             $            125,523
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               115   $           126              1.25%             10.4%
12/31/2011                        0.99               162               160              1.25%             -3.5%
12/31/2010                        1.02               181               185              1.25%             21.1%
12/31/2009                        0.84                46                39              1.25%             35.5%
12/31/2008                        0.62                14                 9              1.25%            -35.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              1.00%             10.7%
12/31/2011                        1.00                 0                 0              1.00%             -3.3%
12/31/2010                        1.03                 0                 0              1.00%             21.4%
12/31/2009                        0.85                 0                 0              1.00%             35.8%
12/31/2008                        0.63                 0                 0              1.00%            -35.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%             11.0%
12/31/2011                        1.01                 0                 0              0.75%             -3.0%
12/31/2010                        1.04                 0                 0              0.75%             21.7%
12/31/2009                        0.86                 0                 0              0.75%             36.1%
12/31/2008                        0.63                 0                 0              0.75%            -35.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.50%             11.3%
12/31/2011                        1.02                 0                 0              0.50%             -2.8%
12/31/2010                        1.05                 0                 0              0.50%             22.0%
12/31/2009                        0.86                 0                 0              0.50%             36.5%
12/31/2008                        0.63                 0                 0              0.50%            -34.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             11.5%
12/31/2011                        1.04                 0                 0              0.25%             -2.6%
12/31/2010                        1.07                 0                 0              0.25%             22.3%
12/31/2009                        0.87                 0                 0              0.25%             36.8%
12/31/2008                        0.64                 0                 0              0.25%            -34.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.00%             11.8%
12/31/2011                        1.05                 0                 0              0.00%             -2.3%
12/31/2010                        1.08                 0                 0              0.00%             22.6%
12/31/2009                        0.88                 0                 0              0.00%             37.2%
12/31/2008                        0.64                 0                 0              0.00%            -34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Nuveen Small Cap Value Fund A Class - 670678309

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        54,983   $        38,770             4,180
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (172)
                                                       ---------------
Net assets                                             $        54,811
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        54,811            50,432   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
Total                                                  $        54,811            50,432
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           213
Mortality & expense charges                                                                           (635)
                                                                                           ---------------
Net investment income (loss)                                                                          (422)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,849
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,684
                                                                                           ---------------
Net gain (loss)                                                                                      6,533
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,111
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (422)  $               (606)
Net realized gain (loss)                                                       2,849                    366
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,684                 (1,151)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,111                 (1,391)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      12,247                  7,358
Cost of units redeemed                                                        (9,542)                (9,338)
Account charges                                                                  (54)                   (43)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,651                 (2,023)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,762                 (3,414)
Net assets, beginning                                                         46,049                 49,463
                                                                --------------------   --------------------
Net assets, ending                                              $             54,811   $             46,049
                                                                ====================   ====================
Units sold                                                                    13,208                  7,667
Units redeemed                                                               (10,542)               (10,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,666                 (2,860)
Units outstanding, beginning                                                  47,766                 50,626
                                                                --------------------   --------------------
Units outstanding, ending                                                     50,432                 47,766
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             97,160
Cost of units redeemed/account charges                                                              (53,279)
Net investment income (loss)                                                                         (1,790)
Net realized gain (loss)                                                                             (3,506)
Realized gain distributions                                                                              13
Net change in unrealized appreciation (depreciation)                                                 16,213
                                                                                       --------------------
Net assets                                                                             $             54,811
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                50   $            55              1.25%             12.7%
12/31/2011                        0.96                48                46              1.25%             -1.3%
12/31/2010                        0.98                51                49              1.25%             26.6%
12/31/2009                        0.77                47                36              1.25%             16.8%
12/31/2008                        0.66                67                45              1.25%            -30.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             13.0%
12/31/2011                        0.98                 0                 0              1.00%             -1.1%
12/31/2010                        0.99                 0                 0              1.00%             26.9%
12/31/2009                        0.78                 0                 0              1.00%             17.1%
12/31/2008                        0.66                 0                 0              1.00%            -30.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%             13.3%
12/31/2011                        0.99                 0                 0              0.75%             -0.8%
12/31/2010                        1.00                 0                 0              0.75%             27.3%
12/31/2009                        0.78                 0                 0              0.75%             17.4%
12/31/2008                        0.67                 0                 0              0.75%            -30.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.50%             13.6%
12/31/2011                        1.00                 0                 0              0.50%             -0.6%
12/31/2010                        1.01                 0                 0              0.50%             27.6%
12/31/2009                        0.79                 0                 0              0.50%             17.7%
12/31/2008                        0.67                 0                 0              0.50%            -30.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             13.9%
12/31/2011                        1.02                 0                 0              0.25%             -0.3%
12/31/2010                        1.02                 0                 0              0.25%             27.9%
12/31/2009                        0.80                 0                 0              0.25%             18.0%
12/31/2008                        0.68                 0                 0              0.25%            -30.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.00%             14.2%
12/31/2011                        1.03                 0                 0              0.00%             -0.1%
12/31/2010                        1.03                 0                 0              0.00%             28.2%
12/31/2009                        0.80                 0                 0              0.00%             18.3%
12/31/2008                        0.68                 0                 0              0.00%            -29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%
                2011               0.0%
                2010               0.0%
                2009               0.2%
                2008               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Nuveen Small Cap Value Fund R3 Class - 670690825

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       304,735   $       298,417            23,642
                                                                         ===============   ===============
Receivables: investments sold                                       17
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       304,752
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       284,195           265,127   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                         20,557            18,308              1.12
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $       304,752           283,435
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           429
Mortality & expense charges                                                                           (419)
                                                                                           ---------------
Net investment income (loss)                                                                            10
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             5,694
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,213
                                                                                           ---------------
Net gain (loss)                                                                                      8,907
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         8,917
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 10   $               (261)
Net realized gain (loss)                                                       5,694                    751
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,213                 (1,576)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,917                 (1,086)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     543,137                  6,614
Cost of units redeemed                                                      (278,492)                (5,909)
Account charges                                                                 (117)                   (91)
                                                                --------------------   --------------------
Increase (decrease)                                                          264,528                    614
                                                                --------------------   --------------------
Net increase (decrease)                                                      273,445                   (472)
Net assets, beginning                                                         31,307                 31,779
                                                                --------------------   --------------------
Net assets, ending                                              $            304,752   $             31,307
                                                                ====================   ====================
Units sold                                                                   526,601                  6,646
Units redeemed                                                              (275,311)                (6,692)
                                                                --------------------   --------------------
Net increase (decrease)                                                      251,290                    (46)
Units outstanding, beginning                                                  32,145                 32,191
                                                                --------------------   --------------------
Units outstanding, ending                                                    283,435                 32,145
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            602,680
Cost of units redeemed/account charges                                                             (312,717)
Net investment income (loss)                                                                           (474)
Net realized gain (loss)                                                                              8,945
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  6,318
                                                                                       --------------------
Net assets                                                                             $            304,752
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07               265   $           284              1.25%             12.5%
12/31/2011                        0.95                14                13              1.25%             -1.6%
12/31/2010                        0.97                12                12              1.25%             26.3%
12/31/2009                        0.77                34                26              1.25%             16.6%
12/31/2008                        0.66                 0                 0              1.25%            -31.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             12.8%
12/31/2011                        0.97                 0                 0              1.00%             -1.3%
12/31/2010                        0.98                 0                 0              1.00%             26.6%
12/31/2009                        0.77                 0                 0              1.00%             16.9%
12/31/2008                        0.66                 0                 0              1.00%            -30.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%             13.1%
12/31/2011                        0.98                 0                 0              0.75%             -1.1%
12/31/2010                        0.99                 0                 0              0.75%             26.9%
12/31/2009                        0.78                 0                 0              0.75%             17.2%
12/31/2008                        0.66                 0                 0              0.75%            -30.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                18   $            21              0.50%             13.4%
12/31/2011                        0.99                18                18              0.50%             -0.8%
12/31/2010                        1.00                20                20              0.50%             27.3%
12/31/2009                        0.78                 0                 0              0.50%             17.5%
12/31/2008                        0.67                 0                 0              0.50%            -30.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%             13.7%
12/31/2011                        1.00                 0                 0              0.25%             -0.6%
12/31/2010                        1.01                 0                 0              0.25%             27.6%
12/31/2009                        0.79                 0                 0              0.25%             17.8%
12/31/2008                        0.67                 0                 0              0.25%            -30.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%             13.9%
12/31/2011                        1.02                 0                 0              0.00%             -0.4%
12/31/2010                        1.02                 0                 0              0.00%             27.9%
12/31/2009                        0.80                 0                 0              0.00%             18.1%
12/31/2008                        0.68                 0                 0              0.00%            -30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.3%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Nuveen Strategic Growth Allocation R3 Class - 67074V762

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       904,855   $       926,184            81,502
                                                                         ===============   ===============
Receivables: investments sold                                    1,451
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       906,306
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       798,636           715,124   $          1.12
Band 100                                                            --                --              1.13
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.19
Band 0                                                         107,670            89,231              1.21
                                                       ---------------   ---------------
Total                                                  $       906,306           804,355
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        21,423
Mortality & expense charges                                                                        (10,391)
                                                                                           ---------------
Net investment income (loss)                                                                        11,032
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,729)
Realized gain distributions                                                                         29,348
Net change in unrealized appreciation (depreciation)                                                64,130
                                                                                           ---------------
Net gain (loss)                                                                                     84,749
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        95,781
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,032   $              5,320
Net realized gain (loss)                                                      (8,729)                 5,000
Realized gain distributions                                                   29,348                  6,746
Net change in unrealized appreciation (depreciation)                          64,130                (97,925)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             95,781                (80,859)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     109,294              1,746,195
Cost of units redeemed                                                      (217,058)              (901,662)
Account charges                                                                 (441)                  (388)
                                                                --------------------   --------------------
Increase (decrease)                                                         (108,205)               844,145
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,424)               763,286
Net assets, beginning                                                        918,730                155,444
                                                                --------------------   --------------------
Net assets, ending                                              $            906,306   $            918,730
                                                                ====================   ====================
Units sold                                                                   103,721              1,594,157
Units redeemed                                                              (209,506)              (832,022)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (105,785)               762,135
Units outstanding, beginning                                                 910,140                148,005
                                                                --------------------   --------------------
Units outstanding, ending                                                    804,355                910,140
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,043,545
Cost of units redeemed/account charges                                                           (1,173,643)
Net investment income (loss)                                                                         18,907
Net realized gain (loss)                                                                              2,732
Realized gain distributions                                                                          36,094
Net change in unrealized appreciation (depreciation)                                                (21,329)
                                                                                       --------------------
Net assets                                                                             $            906,306
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12               715   $           799              1.25%             11.3%
12/31/2011                        1.00               828               830              1.25%             -4.2%
12/31/2010                        1.05               139               146              1.25%             10.7%
12/31/2009                        0.95               108               102              1.25%             27.6%
12/31/2008                        0.74                 0                 0              1.25%            -32.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              1.00%             11.6%
12/31/2011                        1.02                 0                 0              1.00%             -3.9%
12/31/2010                        1.06                 0                 0              1.00%             10.9%
12/31/2009                        0.95                 0                 0              1.00%             27.9%
12/31/2008                        0.75                 0                 0              1.00%            -32.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.75%             11.9%
12/31/2011                        1.03                 0                 0              0.75%             -3.7%
12/31/2010                        1.07                 0                 0              0.75%             11.2%
12/31/2009                        0.96                 0                 0              0.75%             28.3%
12/31/2008                        0.75                 0                 0              0.75%            -32.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             12.1%
12/31/2011                        1.04                 0                 0              0.50%             -3.5%
12/31/2010                        1.08                 0                 0              0.50%             11.5%
12/31/2009                        0.97                 0                 0              0.50%             28.6%
12/31/2008                        0.75                 0                 0              0.50%            -32.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             12.4%
12/31/2011                        1.06                 0                 0              0.25%             -3.2%
12/31/2010                        1.09                 0                 0              0.25%             11.8%
12/31/2009                        0.98                 0                 0              0.25%             28.9%
12/31/2008                        0.76                 0                 0              0.25%            -32.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                89   $           108              0.00%             12.7%
12/31/2011                        1.07                83                88              0.00%             -3.0%
12/31/2010                        1.10                 9                 9              0.00%             12.1%
12/31/2009                        0.98                 0                 0              0.00%             29.2%
12/31/2008                        0.76                 0                 0              0.00%            -32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               2.2%
                2010               2.4%
                2009               2.8%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Nuveen Strategic Growth Allocation A Class - 67074V812

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,104,592   $     1,048,181            98,312
                                                                         ===============   ===============
Receivables: investments sold                                      437
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,105,029
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           882               778   $          1.13
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.21
Band 0                                                       1,104,147           901,571              1.22
                                                       ---------------   ---------------
Total                                                  $     1,105,029           902,349
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        28,762
Mortality & expense charges                                                                             (6)
                                                                                           ---------------
Net investment income (loss)                                                                        28,756
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,822
Realized gain distributions                                                                         35,326
Net change in unrealized appreciation (depreciation)                                                60,067
                                                                                           ---------------
Net gain (loss)                                                                                     99,215
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       127,971
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             28,756   $             15,074
Net realized gain (loss)                                                       3,822                  6,418
Realized gain distributions                                                   35,326                  7,185
Net change in unrealized appreciation (depreciation)                          60,067                (55,409)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            127,971                (26,732)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      43,013                 10,041
Cost of units redeemed                                                       (56,803)              (105,249)
Account charges                                                                 (784)                  (387)
                                                                --------------------   --------------------
Increase (decrease)                                                          (14,574)               (95,595)
                                                                --------------------   --------------------
Net increase (decrease)                                                      113,397               (122,327)
Net assets, beginning                                                        991,632              1,113,959
                                                                --------------------   --------------------
Net assets, ending                                              $          1,105,029   $            991,632
                                                                ====================   ====================
Units sold                                                                    49,539                 17,477
Units redeemed                                                               (61,971)              (101,908)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,432)               (84,431)
Units outstanding, beginning                                                 914,781                999,212
                                                                --------------------   --------------------
Units outstanding, ending                                                    902,349                914,781
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,316,632
Cost of units redeemed/account charges                                                           (1,385,563)
Net investment income (loss)                                                                         67,865
Net realized gain (loss)                                                                              7,173
Realized gain distributions                                                                          42,511
Net change in unrealized appreciation (depreciation)                                                 56,411
                                                                                       --------------------
Net assets                                                                             $          1,105,029
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 1   $             1              1.25%             11.6%
12/31/2011                        1.02                 0                 0              1.25%             -4.0%
12/31/2010                        1.06                 0                 0              1.25%             11.0%
12/31/2009                        0.95                 1                 1              1.25%             27.9%
12/31/2008                        0.75                 0                 0              1.25%            -32.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             11.8%
12/31/2011                        1.03                 0                 0              1.00%             -3.7%
12/31/2010                        1.07                 0                 0              1.00%             11.3%
12/31/2009                        0.96                 0                 0              1.00%             28.2%
12/31/2008                        0.75                 0                 0              1.00%            -32.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             12.1%
12/31/2011                        1.04                 0                 0              0.75%             -3.5%
12/31/2010                        1.08                 0                 0              0.75%             11.6%
12/31/2009                        0.97                 0                 0              0.75%             28.5%
12/31/2008                        0.75                 0                 0              0.75%            -32.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             12.4%
12/31/2011                        1.06                 0                 0              0.50%             -3.2%
12/31/2010                        1.09                 0                 0              0.50%             11.9%
12/31/2009                        0.98                 0                 0              0.50%             28.9%
12/31/2008                        0.76                 0                 0              0.50%            -32.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.25%             12.7%
12/31/2011                        1.07                 0                 0              0.25%             -3.0%
12/31/2010                        1.10                 0                 0              0.25%             12.2%
12/31/2009                        0.98                 0                 0              0.25%             29.2%
12/31/2008                        0.76                 0                 0              0.25%            -32.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22               902   $         1,104              0.00%             13.0%
12/31/2011                        1.08               915               991              0.00%             -2.8%
12/31/2010                        1.11               999             1,114              0.00%             12.4%
12/31/2009                        0.99                 0                 0              0.00%             29.5%
12/31/2008                        0.77                 0                 0              0.00%            -31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.7%
                2011               1.4%
                2010               4.3%
                2009               3.5%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Templeton Global Bond Fund R Class - 880208848

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       446,325   $       436,838            33,277
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,071)
                                                       ---------------
Net assets                                             $       445,254
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       445,254           401,126   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
Total                                                  $       445,254           401,126
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        20,365
Mortality & expense charges                                                                         (4,312)
                                                                                           ---------------
Net investment income (loss)                                                                        16,053
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             5,208
Realized gain distributions                                                                          5,508
Net change in unrealized appreciation (depreciation)                                                18,139
                                                                                           ---------------
Net gain (loss)                                                                                     28,855
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        44,908
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,053   $              3,423
Net realized gain (loss)                                                       5,208                    (72)
Realized gain distributions                                                    5,508                    630
Net change in unrealized appreciation (depreciation)                          18,139                 (8,652)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             44,908                 (4,671)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     758,237                137,186
Cost of units redeemed                                                      (467,299)               (23,074)
Account charges                                                                 (235)                  (110)
                                                                --------------------   --------------------
Increase (decrease)                                                          290,703                114,002
                                                                --------------------   --------------------
Net increase (decrease)                                                      335,611                109,331
Net assets, beginning                                                        109,643                    312
                                                                --------------------   --------------------
Net assets, ending                                              $            445,254   $            109,643
                                                                ====================   ====================
Units sold                                                                   791,379                146,624
Units redeemed                                                              (502,938)               (34,247)
                                                                --------------------   --------------------
Net increase (decrease)                                                      288,441                112,377
Units outstanding, beginning                                                 112,685                    308
                                                                --------------------   --------------------
Units outstanding, ending                                                    401,126                112,685
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            895,731
Cost of units redeemed/account charges                                                             (490,718)
Net investment income (loss)                                                                         19,480
Net realized gain (loss)                                                                              5,136
Realized gain distributions                                                                           6,138
Net change in unrealized appreciation (depreciation)                                                  9,487
                                                                                       --------------------
Net assets                                                                             $            445,254
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11               401   $           445              1.25%             14.1%
12/31/2011                        0.97               113               110              1.25%             -3.8%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%             14.4%
12/31/2011                        0.98                 0                 0              1.00%             -3.6%
12/31/2010                        1.01                 0                 0              1.00%              1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%             14.7%
12/31/2011                        0.98                 0                 0              0.75%             -3.3%
12/31/2010                        1.01                 0                 0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.50%             14.9%
12/31/2011                        0.98                 0                 0              0.50%             -3.1%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.25%             15.2%
12/31/2011                        0.98                 0                 0              0.25%             -2.9%
12/31/2010                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.00%             15.5%
12/31/2011                        0.99                 0                 0              0.00%             -2.6%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               7.3%
                2011               7.7%
                2010               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Templeton Growth A Class - 353496508 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%             12.3%
12/31/2011                        0.97                 0                 0              1.25%             -3.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             12.6%
12/31/2011                        0.97                 0                 0              1.00%             -2.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             12.8%
12/31/2011                        0.97                 0                 0              0.75%             -2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             13.1%
12/31/2011                        0.97                 0                 0              0.50%             -2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             13.4%
12/31/2011                        0.97                 0                 0              0.25%             -2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             13.7%
12/31/2011                        0.98                 0                 0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     Templeton Growth R Class - 353496730

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       385,759   $       370,407             7,696
                                                                         ===============   ===============
Receivables: investments sold                                    1,689
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       387,448
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       362,143           333,859   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                          25,305            22,889              1.11
                                                       ---------------   ---------------
Total                                                  $       387,448           356,748
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           469
Mortality & expense charges                                                                         (1,318)
                                                                                           ---------------
Net investment income (loss)                                                                          (849)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,766
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                14,872
                                                                                           ---------------
Net gain (loss)                                                                                     17,638
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,789
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (849)  $                 --
Net realized gain (loss)                                                       2,766                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          14,872                    480
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,789                    480
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     734,285                 17,026
Cost of units redeemed                                                      (381,056)                     1
Account charges                                                                  (72)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                          353,157                 17,022
                                                                --------------------   --------------------
Net increase (decrease)                                                      369,946                 17,502
Net assets, beginning                                                         17,502                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            387,448   $             17,502
                                                                ====================   ====================
Units sold                                                                   704,205                 17,971
Units redeemed                                                              (365,407)                   (21)
                                                                --------------------   --------------------
Net increase (decrease)                                                      338,798                 17,950
Units outstanding, beginning                                                  17,950                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    356,748                 17,950
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            751,311
Cost of units redeemed/account charges                                                             (381,132)
Net investment income (loss)                                                                           (849)
Net realized gain (loss)                                                                              2,766
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 15,352
                                                                                       --------------------
Net assets                                                                             $            387,448
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08               334   $           362              1.25%             12.0%
12/31/2011                        0.97                 0                 0              1.25%             -3.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             12.3%
12/31/2011                        0.97                 0                 0              1.00%             -3.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%             12.5%
12/31/2011                        0.97                 0                 0              0.75%             -2.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             12.8%
12/31/2011                        0.97                 0                 0              0.50%             -2.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%             13.1%
12/31/2011                        0.97                 0                 0              0.25%             -2.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                23   $            25              0.00%             13.4%
12/31/2011                        0.98                18                18              0.00%             -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                       Franklin Growth A Class - 880199104

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       727,521   $       581,312            37,456
                                                                         ===============   ===============
Receivables: investments sold                                      252
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       727,773
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       727,773           897,287   $          0.81
Band 100                                                            --                --              0.82
Band 75                                                             --                --              0.83
Band 50                                                             --                --              0.85
Band 25                                                             --                --              0.86
Band 0                                                              --                --              0.87
                                                       ---------------   ---------------
Total                                                  $       727,773           897,287
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        13,394
Mortality & expense charges                                                                         (8,638)
                                                                                           ---------------
Net investment income (loss)                                                                         4,756
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            29,129
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                86,734
                                                                                           ---------------
Net gain (loss)                                                                                    115,863
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       120,619
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,756   $              5,706
Net realized gain (loss)                                                      29,129                 50,760
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          86,734               (103,509)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            120,619                (47,043)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      34,677                 34,754
Cost of units redeemed                                                      (130,954)              (104,646)
Account charges                                                                  (13)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          (96,290)               (69,892)
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,329               (116,935)
Net assets, beginning                                                        703,444                820,379
                                                                --------------------   --------------------
Net assets, ending                                              $            727,773   $            703,444
                                                                ====================   ====================
Units sold                                                                   198,804                185,765
Units redeemed                                                              (342,510)              (267,198)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (143,706)               (81,433)
Units outstanding, beginning                                               1,040,993              1,122,426
                                                                --------------------   --------------------
Units outstanding, ending                                                    897,287              1,040,993
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,913,482
Cost of units redeemed/account charges                                                           (3,712,898)
Net investment income (loss)                                                                         40,804
Net realized gain (loss)                                                                         (2,670,517)
Realized gain distributions                                                                          10,693
Net change in unrealized appreciation (depreciation)                                                146,209
                                                                                       --------------------
Net assets                                                                             $            727,773
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.81               897   $           728              1.25%             20.0%
12/31/2011                        0.68             1,041               703              1.25%             -7.5%
12/31/2010                        0.73             1,122               820              1.25%              6.2%
12/31/2009                        0.69             2,260             1,555              1.25%             29.2%
12/31/2008                        0.53             3,969             2,114              1.25%            -44.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.82                 0   $             0              1.00%             20.3%
12/31/2011                        0.68                 0                 0              1.00%             -7.3%
12/31/2010                        0.74                 0                 0              1.00%              6.5%
12/31/2009                        0.69                 0                 0              1.00%             29.5%
12/31/2008                        0.53                 0                 0              1.00%            -44.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.83                 0   $             0              0.75%             20.6%
12/31/2011                        0.69                 0                 0              0.75%             -7.1%
12/31/2010                        0.74                 0                 0              0.75%              6.7%
12/31/2009                        0.70                 0                 0              0.75%             29.8%
12/31/2008                        0.54                 0                 0              0.75%            -43.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                 0   $             0              0.50%             20.9%
12/31/2011                        0.70                 0                 0              0.50%             -6.9%
12/31/2010                        0.75                 0                 0              0.50%              7.0%
12/31/2009                        0.70                 0                 0              0.50%             30.2%
12/31/2008                        0.54                 0                 0              0.50%            -43.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              0.25%             21.2%
12/31/2011                        0.71                 0                 0              0.25%             -6.6%
12/31/2010                        0.76                 0                 0              0.25%              7.3%
12/31/2009                        0.71                 0                 0              0.25%             30.5%
12/31/2008                        0.54                 0                 0              0.25%            -43.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              0.00%             21.5%
12/31/2011                        0.72                 0                 0              0.00%             -6.4%
12/31/2010                        0.76                 0                 0              0.00%              7.5%
12/31/2009                        0.71                 0                 0              0.00%             30.8%
12/31/2008                        0.54                 0                 0              0.00%            -43.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               2.0%
                2010               1.8%
                2009               1.3%
                2008               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Franklin Income R Class - 353496722 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              5.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              5.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              5.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                       Franklin Growth R Class - 880199500

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,397,407   $     1,221,606            72,418
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,898)
                                                       ---------------
Net assets                                             $     1,395,509
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,376,241           989,113   $          1.39
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.46
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.53
Band 0                                                          19,268            12,329              1.56
                                                       ---------------   ---------------
Total                                                  $     1,395,509         1,001,442
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        22,529
Mortality & expense charges                                                                        (17,225)
                                                                                           ---------------
Net investment income (loss)                                                                         5,304
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            25,381
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               229,629
                                                                                           ---------------
Net gain (loss)                                                                                    255,010
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       260,314
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,304   $              7,578
Net realized gain (loss)                                                      25,381               (166,239)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         229,629                 48,487
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            260,314               (110,174)
                                                                ====================   ====================
Contract owner transactions:
Proceeds from units sold                                                     115,144                 63,051
Cost of units redeemed                                                      (369,615)              (442,033)
Account charges                                                                 (381)                  (383)
                                                                --------------------   --------------------
Increase (decrease)                                                         (254,852)              (379,365)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,462               (489,539)
Net assets, beginning                                                      1,390,047              1,879,586
                                                                --------------------   --------------------
Net assets, ending                                              $          1,395,509   $          1,390,047
                                                                ====================   ====================
Units sold                                                                    96,536                123,514
Units redeemed                                                              (289,966)              (405,509)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (193,430)              (281,995)
Units outstanding, beginning                                               1,194,872              1,476,867
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,001,442              1,194,872
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         15,125,619
Cost of units redeemed/account charges                                                          (14,694,010)
Net investment income (loss)                                                                        142,756
Net realized gain (loss)                                                                           (889,139)
Realized gain distributions                                                                       1,534,482
Net change in unrealized appreciation (depreciation)                                                175,801
                                                                                       --------------------
Net assets                                                                             $          1,395,509
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39               989   $         1,376              1.25%             19.7%
12/31/2011                        1.16             1,184             1,376              1.25%             -7.8%
12/31/2010                        1.26             1,322             1,665              1.25%              5.9%
12/31/2009                        1.19             1,586             1,887              1.25%             28.8%
12/31/2008                        0.92             1,421             1,312              1.25%            -44.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              1.00%             20.0%
12/31/2011                        1.19                 0                 0              1.00%             -7.5%
12/31/2010                        1.28                 0                 0              1.00%              6.2%
12/31/2009                        1.21                 0                 0              1.00%             29.1%
12/31/2008                        0.94                 0                 0              1.00%            -44.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.75%             20.3%
12/31/2011                        1.21                 0                 0              0.75%             -7.3%
12/31/2010                        1.31                 0                 0              0.75%              6.5%
12/31/2009                        1.23                 0                 0              0.75%             29.5%
12/31/2008                        0.95                 0                 0              0.75%            -44.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.50%             20.6%
12/31/2011                        1.24                 0                 0              0.50%             -7.1%
12/31/2010                        1.33                 0                 0              0.50%              6.7%
12/31/2009                        1.25                 0                 0              0.50%             29.8%
12/31/2008                        0.96                 0                 0              0.50%            -43.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.25%             20.9%
12/31/2011                        1.26                 0                 0              0.25%             -6.8%
12/31/2010                        1.35                 0                 0              0.25%              7.0%
12/31/2009                        1.27                 0                 0              0.25%             30.1%
12/31/2008                        0.97                 0                 0              0.25%            -43.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                12   $            19              0.00%             21.2%
12/31/2011                        1.29                11                14              0.00%             -6.6%
12/31/2010                        1.38               155               214              0.00%              7.3%
12/31/2009                        1.29               140               180              0.00%             30.4%
12/31/2008                        0.99               123               121              0.00%            -43.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.6%
                2010               1.3%
                2009               1.5%
                2008               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Franklin Income A Class - 353496847 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              5.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              5.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              5.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Franklin Mutual Global Discovery R Class - 354026601 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              5.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              5.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              5.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              5.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Franklin Small Cap Value A Class - 355148305

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       295,713   $       279,691             6,412
                                                                         ===============   ===============
Receivables: investments sold                                    2,155
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       297,868
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       297,868           248,480   $          1.20
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.30
                                                       ---------------   ---------------
Total                                                  $       297,868           248,480
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,987
Mortality & expense charges                                                                         (3,169)
                                                                                           ---------------
Net investment income (loss)                                                                          (182)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 8
Realized gain distributions                                                                          8,953
Net change in unrealized appreciation (depreciation)                                                28,693
                                                                                           ---------------
Net gain (loss)                                                                                     37,654
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        37,472
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (182)  $             (2,030)
Net realized gain (loss)                                                           8                 18,983
Realized gain distributions                                                    8,953                  8,007
Net change in unrealized appreciation (depreciation)                          28,693                (61,665)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             37,472                (36,705)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     110,761                 99,121
Cost of units redeemed                                                       (48,982)               (11,385)
Account charges                                                                  (85)                   (14)
                                                                --------------------   --------------------
Increase (decrease)                                                           61,694                 87,722
                                                                --------------------   --------------------
Net increase (decrease)                                                       99,166                 51,017
Net assets, beginning                                                        198,702                147,685
                                                                --------------------   --------------------
Net assets, ending                                              $            297,868   $            198,702
                                                                ====================   ====================
Units sold                                                                    99,809                225,893
Units redeemed                                                               (45,056)              (169,161)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,753                 56,732
Units outstanding, beginning                                                 193,727                136,995
                                                                --------------------   --------------------
Units outstanding, ending                                                    248,480                193,727
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            362,690
Cost of units redeemed/account charges                                                             (119,513)
Net investment income (loss)                                                                         (3,453)
Net realized gain (loss)                                                                             25,028
Realized gain distributions                                                                          17,094
Net change in unrealized appreciation (depreciation)                                                 16,022
                                                                                       --------------------
Net assets                                                                             $            297,868
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20               248   $           298              1.25%             16.9%
12/31/2011                        1.03               194               199              1.25%             -4.9%
12/31/2010                        1.08               137               148              1.25%             25.4%
12/31/2009                        0.86               120               103              1.25%             29.9%
12/31/2008                        0.66               115                76              1.25%            -33.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              1.00%             17.2%
12/31/2011                        1.04                 0                 0              1.00%             -4.6%
12/31/2010                        1.09                 0                 0              1.00%             25.7%
12/31/2009                        0.87                 0                 0              1.00%             30.3%
12/31/2008                        0.67                 0                 0              1.00%            -33.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.75%             17.5%
12/31/2011                        1.05                 0                 0              0.75%             -4.4%
12/31/2010                        1.10                 0                 0              0.75%             26.1%
12/31/2009                        0.87                 0                 0              0.75%             30.6%
12/31/2008                        0.67                 0                 0              0.75%            -33.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.50%             17.8%
12/31/2011                        1.07                 0                 0              0.50%             -4.1%
12/31/2010                        1.11                 0                 0              0.50%             26.4%
12/31/2009                        0.88                 0                 0              0.50%             30.9%
12/31/2008                        0.67                 0                 0              0.50%            -33.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.25%             18.1%
12/31/2011                        1.08                 0                 0              0.25%             -3.9%
12/31/2010                        1.12                 0                 0              0.25%             26.7%
12/31/2009                        0.89                 0                 0              0.25%             31.2%
12/31/2008                        0.68                 0                 0              0.25%            -32.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.00%             18.3%
12/31/2011                        1.09                 0                 0              0.00%             -3.7%
12/31/2010                        1.14                 0                 0              0.00%             27.0%
12/31/2009                        0.89                 0                 0              0.00%             31.6%
12/31/2008                        0.68                 0                 0              0.00%            -32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               0.4%
                2010               0.3%
                2009               0.5%
                2008               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Franklin Mutual Global Discovery Z Class - 628380404 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              5.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Franklin Small Cap Value R Class - 355148826

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,634,234   $     1,372,861            35,290
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,358)
                                                       ---------------
Net assets                                             $     1,626,876
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,473,450         1,246,054   $          1.18
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.26
Band 0                                                         153,426           120,083              1.28
                                                       ---------------   ---------------
Total                                                  $     1,626,876         1,366,137
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        12,801
Mortality & expense charges                                                                        (15,249)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,448)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            41,625
Realized gain distributions                                                                         48,377
Net change in unrealized appreciation (depreciation)                                               134,857
                                                                                           ---------------
Net gain (loss)                                                                                    224,859
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       222,411
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,448)  $            (11,181)
Net realized gain (loss)                                                      41,625                 82,569
Realized gain distributions                                                   48,377                 52,199
Net change in unrealized appreciation (depreciation)                         134,857               (185,523)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            222,411                (61,936)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     405,246                508,189
Cost of units redeemed                                                      (233,741)              (469,806)
Account charges                                                                 (262)                  (152)
                                                                --------------------   --------------------
Increase (decrease)                                                          171,243                 38,231
                                                                --------------------   --------------------
Net increase (decrease)                                                      393,654                (23,705)
Net assets, beginning                                                      1,233,222              1,256,927
                                                                --------------------   --------------------
Net assets, ending                                              $          1,626,876   $          1,233,222
                                                                ====================   ====================
Units sold                                                                   384,596                505,076
Units redeemed                                                              (225,605)              (466,968)
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,991                 38,108
Units outstanding, beginning                                               1,207,146              1,169,038
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,366,137              1,207,146
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,420,751
Cost of units redeemed/account charges                                                           (1,193,093)
Net investment income (loss)                                                                        (25,961)
Net realized gain (loss)                                                                             56,312
Realized gain distributions                                                                         107,494
Net change in unrealized appreciation (depreciation)                                                261,373
                                                                                       --------------------
Net assets                                                                             $          1,626,876
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18             1,246   $         1,473              1.25%             16.6%
12/31/2011                        1.01             1,069             1,084              1.25%             -5.0%
12/31/2010                        1.07             1,015             1,084              1.25%             25.2%
12/31/2009                        0.85               776               662              1.25%             29.6%
12/31/2008                        0.66               355               233              1.25%            -33.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              1.00%             16.9%
12/31/2011                        1.03                 0                 0              1.00%             -4.8%
12/31/2010                        1.08                 0                 0              1.00%             25.5%
12/31/2009                        0.86                 0                 0              1.00%             30.0%
12/31/2008                        0.66                 0                 0              1.00%            -33.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.75%             17.2%
12/31/2011                        1.04                 0                 0              0.75%             -4.6%
12/31/2010                        1.09                 0                 0              0.75%             25.8%
12/31/2009                        0.87                 0                 0              0.75%             30.3%
12/31/2008                        0.67                 0                 0              0.75%            -33.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%             17.5%
12/31/2011                        1.05                 0                 0              0.50%             -4.3%
12/31/2010                        1.10                 0                 0              0.50%             26.1%
12/31/2009                        0.87                 0                 0              0.50%             30.6%
12/31/2008                        0.67                 0                 0              0.50%            -33.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.25%             17.8%
12/31/2011                        1.07                 0                 0              0.25%             -4.1%
12/31/2010                        1.11                 0                 0              0.25%             26.4%
12/31/2009                        0.88                 0                 0              0.25%             30.9%
12/31/2008                        0.67                 0                 0              0.25%            -33.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28               120   $           153              0.00%             18.1%
12/31/2011                        1.08               138               149              0.00%             -3.8%
12/31/2010                        1.13               154               173              0.00%             26.7%
12/31/2009                        0.89               139               123              0.00%             31.3%
12/31/2008                        0.68               110                74              0.00%            -32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.2%
                2010               0.1%
                2009               0.4%
                2008               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Franklin Flex Cap Growth R Class - 354713562

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,233,648   $     2,143,401            49,252
                                                                         ===============   ===============
Receivables: investments sold                                   12,278
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,245,926
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,990,752         1,338,930   $          1.49
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.63
Band 0                                                         255,174           152,799              1.67
                                                       ---------------   ---------------
Total                                                  $     2,245,926         1,491,729
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (27,772)
                                                                                           ---------------
Net investment income (loss)                                                                       (27,772)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           159,718
Realized gain distributions                                                                         76,368
Net change in unrealized appreciation (depreciation)                                                48,704
                                                                                           ---------------
Net gain (loss)                                                                                    284,790
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       257,018
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (27,772)  $            (26,658)
Net realized gain (loss)                                                     159,718                 42,541
Realized gain distributions                                                   76,368                113,733
Net change in unrealized appreciation (depreciation)                          48,704               (311,982)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            257,018               (182,366)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     574,443              1,704,647
Cost of units redeemed                                                    (1,277,438)              (428,114)
Account charges                                                                 (283)                  (425)
                                                                --------------------   --------------------
Increase (decrease)                                                         (703,278)             1,276,108
                                                                --------------------   --------------------
Net increase (decrease)                                                     (446,260)             1,093,742
Net assets, beginning                                                      2,692,186              1,598,444
                                                                --------------------   --------------------
Net assets, ending                                              $          2,245,926   $          2,692,186
                                                                ====================   ====================
Units sold                                                                   376,063              1,148,298
Units redeemed                                                              (822,295)              (305,687)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (446,232)               842,611
Units outstanding, beginning                                               1,937,961              1,095,350
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,491,729              1,937,961
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,335,877
Cost of units redeemed/account charges                                                           (2,470,069)
Net investment income (loss)                                                                        (96,853)
Net realized gain (loss)                                                                            189,118
Realized gain distributions                                                                         197,606
Net change in unrealized appreciation (depreciation)                                                 90,247
                                                                                       --------------------
Net assets                                                                             $          2,245,926
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49             1,339   $         1,991              1.25%              8.0%
12/31/2011                        1.38             1,782             2,453              1.25%             -5.4%
12/31/2010                        1.46             1,072             1,561              1.25%             14.6%
12/31/2009                        1.27               870             1,106              1.25%             32.2%
12/31/2008                        0.96               607               584              1.25%            -37.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              1.00%              8.2%
12/31/2011                        1.41                 0                 0              1.00%             -5.2%
12/31/2010                        1.48                 0                 0              1.00%             14.9%
12/31/2009                        1.29                 0                 0              1.00%             32.5%
12/31/2008                        0.97                 0                 0              1.00%            -37.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%              8.5%
12/31/2011                        1.44                 0                 0              0.75%             -5.0%
12/31/2010                        1.51                 0                 0              0.75%             15.1%
12/31/2009                        1.31                 0                 0              0.75%             32.8%
12/31/2008                        0.99                 0                 0              0.75%            -36.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.50%              8.8%
12/31/2011                        1.46                 0                 0              0.50%             -4.7%
12/31/2010                        1.54                 0                 0              0.50%             15.4%
12/31/2009                        1.33                 0                 0              0.50%             33.2%
12/31/2008                        1.00                 0                 0              0.50%            -36.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%              9.1%
12/31/2011                        1.50                 0                 0              0.25%             -4.5%
12/31/2010                        1.57                 0                 0              0.25%             15.7%
12/31/2009                        1.35                 0                 0              0.25%             33.5%
12/31/2008                        1.01                 0                 0              0.25%            -36.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67               153   $           255              0.00%              9.3%
12/31/2011                        1.53               156               239              0.00%             -4.3%
12/31/2010                        1.60                23                37              0.00%             16.0%
12/31/2009                        1.38                 0                 0              0.00%             33.8%
12/31/2008                        1.03                 0                 0              0.00%            -36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Franklin Small/Mid Cap Growth R Class - 354713547

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       280,277   $       272,549             8,574
                                                                         ===============   ===============
Receivables: investments sold                                      104
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       280,381
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       280,381           181,473   $          1.55
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.68
Band 0                                                              --                --              1.72
                                                       ---------------   ---------------
Total                                                  $       280,381           181,473
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,303)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,303)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             5,078
Realized gain distributions                                                                         25,891
Net change in unrealized appreciation (depreciation)                                                (6,001)
Net gain (loss)                                                                                     24,968
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        21,665
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,303)  $             (2,532)
Net realized gain (loss)                                                       5,078                 24,111
Realized gain distributions                                                   25,891                 11,077
Net change in unrealized appreciation (depreciation)                          (6,001)               (44,268)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,665                (11,612)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      59,094                169,638
Cost of units redeemed                                                       (34,728)              (121,895)
Account charges                                                                  (77)                   (31)
                                                                --------------------   --------------------
Increase (decrease)                                                           24,289                 47,712
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,954                 36,100
Net assets, beginning                                                        234,427                198,327
                                                                --------------------   --------------------
Net assets, ending                                              $            280,381   $            234,427
                                                                ====================   ====================
Units sold                                                                   127,575                117,615
Units redeemed                                                              (111,579)               (83,297)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,996                 34,318
Units outstanding, beginning                                                 165,477                131,159
                                                                --------------------   --------------------
Units outstanding, ending                                                    181,473                165,477
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            579,017
Cost of units redeemed/account charges                                                             (354,036)
Net investment income (loss)                                                                        (12,357)
Net realized gain (loss)                                                                              2,245
Realized gain distributions                                                                          57,784
Net change in unrealized appreciation (depreciation)                                                  7,728
                                                                                       --------------------
Net assets                                                                             $            280,381
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55               181   $           280              1.25%              9.1%
12/31/2011                        1.42               165               234              1.25%             -6.3%
12/31/2010                        1.51               131               198              1.25%             26.5%
12/31/2009                        1.19               165               197              1.25%             41.0%
12/31/2008                        0.85                98                83              1.25%            -43.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%              9.3%
12/31/2011                        1.44                 0                 0              1.00%             -6.1%
12/31/2010                        1.54                 0                 0              1.00%             26.9%
12/31/2009                        1.21                 0                 0              1.00%             41.4%
12/31/2008                        0.86                 0                 0              1.00%            -43.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.75%              9.6%
12/31/2011                        1.47                 0                 0              0.75%             -5.8%
12/31/2010                        1.56                 0                 0              0.75%             27.2%
12/31/2009                        1.23                 0                 0              0.75%             41.7%
12/31/2008                        0.87                 0                 0              0.75%            -43.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.50%              9.9%
12/31/2011                        1.50                 0                 0              0.50%             -5.6%
12/31/2010                        1.59                 0                 0              0.50%             27.5%
12/31/2009                        1.25                 0                 0              0.50%             42.1%
12/31/2008                        0.88                 0                 0              0.50%            -42.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68                 0   $             0              0.25%             10.2%
12/31/2011                        1.53                 0                 0              0.25%             -5.4%
12/31/2010                        1.62                 0                 0              0.25%             27.8%
12/31/2009                        1.26                 0                 0              0.25%             42.4%
12/31/2008                        0.89                 0                 0              0.25%            -42.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72                 0   $             0              0.00%             10.4%
12/31/2011                        1.56                 0                 0              0.00%             -5.1%
12/31/2010                        1.64                 0                 0              0.00%             28.1%
12/31/2009                        1.28                 0                 0              0.00%             42.8%
12/31/2008                        0.90                 0                 0              0.00%            -42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     Templeton Foreign A Class - 880196209

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       913,025   $       856,341           132,217
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,689)
                                                       ---------------
Net assets                                             $       908,336
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       908,336           993,435   $          0.91
Band 100                                                            --                --              0.93
Band 75                                                             --                --              0.94
Band 50                                                             --                --              0.95
Band 25                                                             --                --              0.97
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
Total                                                  $       908,336           993,435
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        19,361
Mortality & expense charges                                                                        (10,077)
                                                                                           ---------------
Net investment income (loss)                                                                         9,284
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,668)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               122,244
                                                                                           ---------------
Net gain (loss)                                                                                    118,576
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       127,860
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,284   $             11,876
Net realized gain (loss)                                                      (3,668)                22,182
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         122,244               (115,194)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            127,860                (81,136)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     217,386                721,338
Cost of units redeemed                                                      (138,142)              (457,692)
Account charges                                                                  (27)                   (26)
                                                                --------------------   --------------------
Increase (decrease)                                                           79,217                263,620
                                                                --------------------   --------------------
Net increase (decrease)                                                      207,077                182,484
Net assets, beginning                                                        701,259                518,775
                                                                --------------------   --------------------
Net assets, ending                                              $            908,336   $            701,259
                                                                ====================   ====================
Units sold                                                                   306,189                865,062
Units redeemed                                                              (210,699)              (539,773)
                                                                --------------------   --------------------
Net increase (decrease)                                                       95,490                325,289
Units outstanding, beginning                                                 897,945                572,656
                                                                --------------------   --------------------
Units outstanding, ending                                                    993,435                897,945
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,653,006
Cost of units redeemed/account charges                                                             (784,521)
Net investment income (loss)                                                                         32,462
Net realized gain (loss)                                                                            (85,126)
Realized gain distributions                                                                          35,831
Net change in unrealized appreciation (depreciation)                                                 56,684
                                                                                       --------------------
Net assets                                                                             $            908,336
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91               993   $           908              1.25%             17.1%
12/31/2011                        0.78               898               701              1.25%            -13.8%
12/31/2010                        0.91               573               519              1.25%              7.2%
12/31/2009                        0.85               599               507              1.25%             47.9%
12/31/2008                        0.57               212               121              1.25%            -46.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              1.00%             17.4%
12/31/2011                        0.79                 0                 0              1.00%            -13.6%
12/31/2010                        0.91                 0                 0              1.00%              7.4%
12/31/2009                        0.85                 0                 0              1.00%             48.2%
12/31/2008                        0.57                 0                 0              1.00%            -46.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              0.75%             17.7%
12/31/2011                        0.80                 0                 0              0.75%            -13.4%
12/31/2010                        0.92                 0                 0              0.75%              7.7%
12/31/2009                        0.86                 0                 0              0.75%             48.6%
12/31/2008                        0.58                 0                 0              0.75%            -46.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.50%             18.0%
12/31/2011                        0.81                 0                 0              0.50%            -13.1%
12/31/2010                        0.93                 0                 0              0.50%              8.0%
12/31/2009                        0.86                 0                 0              0.50%             49.0%
12/31/2008                        0.58                 0                 0              0.50%            -46.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.25%             18.3%
12/31/2011                        0.82                 0                 0              0.25%            -12.9%
12/31/2010                        0.94                 0                 0              0.25%              8.2%
12/31/2009                        0.87                 0                 0              0.25%             49.4%
12/31/2008                        0.58                 0                 0              0.25%            -46.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.00%             18.6%
12/31/2011                        0.83                 0                 0              0.00%            -12.7%
12/31/2010                        0.95                 0                 0              0.00%              8.5%
12/31/2009                        0.87                 0                 0              0.00%             49.7%
12/31/2008                        0.58                 0                 0              0.00%            -46.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.4%
                2011               3.0%
                2010               1.7%
                2009               2.2%
                2008               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Franklin Strategic Income A Class - 354713505

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       138,197   $       135,692            12,951
                                                                         ===============   ===============
Receivables: investments sold                                      128
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       138,325
                                                       ===============
                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       138,325           126,672   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $       138,325           126,672
                                                       ===============   ===============

                             STATEMENT OF OPERATION
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         5,400
Mortality & expense charges                                                                         (1,132)
                                                                                           ---------------
Net investment income (loss)                                                                         4,268
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                59
Realized gain distributions                                                                            468
Net change in unrealized appreciation (depreciation)                                                 2,500
                                                                                           ---------------
Net gain (loss)                                                                                      3,027
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,295
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,268   $                 64
Net realized gain (loss)                                                          59                     --
Realized gain distributions                                                      468                     --
Net change in unrealized appreciation (depreciation)                           2,500                      5
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,295                     69
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     126,711                  6,441
Cost of units redeemed                                                        (2,176)                    --
Account charges                                                                  (15)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          124,520                  6,441
                                                                --------------------   --------------------
Net increase (decrease)                                                      131,815                  6,510
Net assets, beginning                                                          6,510                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            138,325   $              6,510
                                                                ====================   ====================
Units sold                                                                   122,108                  6,614
Units redeemed                                                                (2,050)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      120,058                  6,614
Units outstanding, beginning                                                   6,614                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    126,672                  6,614
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            133,152
Cost of units redeemed/account charges                                                               (2,191)
Net investment income (loss)                                                                          4,332
Net realized gain (loss)                                                                                 59
Realized gain distributions                                                                             468
Net change in unrealized appreciation (depreciation)                                                  2,505
                                                                                       --------------------
Net assets                                                                             $            138,325
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               127   $           138              1.25%             10.9%
12/31/2011                        0.98                 7                 7              1.25%             -1.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             11.2%
12/31/2011                        0.99                 0                 0              1.00%             -1.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             11.5%
12/31/2011                        0.99                 0                 0              0.75%             -1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             11.8%
12/31/2011                        0.99                 0                 0              0.50%             -1.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             12.1%
12/31/2011                        0.99                 0                 0              0.25%             -1.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             12.3%
12/31/2011                        0.99                 0                 0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               7.5%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Templeton Foreign R Class - 880196803

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,356,888   $     1,227,721           200,051
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,540)
                                                       ---------------
Net assets                                             $     1,352,348
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,341,439           838,493   $          1.60
Band 100                                                            --                --              1.64
Band 75                                                             --                --              1.68
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.75
Band 0                                                          10,909             6,071              1.80
                                                       ---------------   ---------------
Total                                                  $     1,352,348           844,564
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        26,264
Mortality & expense charges                                                                        (14,274)
                                                                                           ---------------
Net investment income (loss)                                                                        11,990
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,588)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               168,030
                                                                                           ---------------
Net gain (loss)                                                                                    166,442
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       178,432
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,990   $             10,709
Net realized gain (loss)                                                      (1,588)                (3,843)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         168,030               (163,107)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            178,432               (156,241)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     409,500                400,433
Cost of units redeemed                                                      (184,690)              (423,872)
Account charges                                                                 (593)                  (399)
                                                                --------------------   --------------------
Increase (decrease)                                                          224,217                (23,838)
                                                                --------------------   --------------------
Net increase (decrease)                                                      402,649               (180,079)
Net assets, beginning                                                        949,699              1,129,778
                                                                --------------------   --------------------
Net assets, ending                                              $          1,352,348   $            949,699
                                                                ====================   ====================
Units sold                                                                   285,838                257,085
Units redeemed                                                              (133,811)              (273,076)
                                                                --------------------   --------------------
Net increase (decrease)                                                      152,027                (15,991)
Units outstanding, beginning                                                 692,537                708,528
                                                                --------------------   --------------------
Units outstanding, ending                                                    844,564                692,537
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,851,327
Cost of units redeemed/account charges                                                           (1,718,728)
Net investment income (loss)                                                                         57,191
Net realized gain (loss)                                                                           (430,498)
Realized gain distributions                                                                         463,889
Net change in unrealized appreciation (depreciation)                                                129,167
                                                                                       --------------------
Net assets                                                                             $          1,352,348
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60               838   $         1,341              1.25%             16.8%
12/31/2011                        1.37               687               941              1.25%            -14.1%
12/31/2010                        1.59               707             1,126              1.25%              6.9%
12/31/2009                        1.49               634               945              1.25%             47.6%
12/31/2008                        1.01               556               561              1.25%            -46.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              1.00%             17.1%
12/31/2011                        1.40                 0                 0              1.00%            -13.8%
12/31/2010                        1.62                 0                 0              1.00%              7.2%
12/31/2009                        1.51                 0                 0              1.00%             48.0%
12/31/2008                        1.02                 0                 0              1.00%            -46.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68                 0   $             0              0.75%             17.4%
12/31/2011                        1.43                 0                 0              0.75%            -13.6%
12/31/2010                        1.65                 0                 0              0.75%              7.4%
12/31/2009                        1.54                 0                 0              0.75%             48.3%
12/31/2008                        1.04                 0                 0              0.75%            -46.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.50%             17.6%
12/31/2011                        1.46                 0                 0              0.50%            -13.4%
12/31/2010                        1.68                 0                 0              0.50%              7.7%
12/31/2009                        1.56                 0                 0              0.50%             48.7%
12/31/2008                        1.05                 0                 0              0.50%            -46.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.25%             17.9%
12/31/2011                        1.49                 0                 0              0.25%            -13.2%
12/31/2010                        1.71                 0                 0              0.25%              8.0%
12/31/2009                        1.59                 0                 0              0.25%             49.1%
12/31/2008                        1.06                 0                 0              0.25%            -46.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.80                 6   $            11              0.00%             18.2%
12/31/2011                        1.52                 6                 8              0.00%            -13.0%
12/31/2010                        1.75                 2                 4              0.00%              8.2%
12/31/2009                        1.61                 1                 2              0.00%             49.4%
12/31/2008                        1.08                 2                 2              0.00%            -46.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               2.4%
                2010               1.8%
                2009               1.7%
                2008               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Franklin Strategic Income R Class - 354713554

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,894,908   $     5,606,854           555,455
                                                                         ===============   ===============
Receivables: investments sold                                   20,688
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,915,596
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,960,989         2,923,212   $          1.70
Band 100                                                            --                --              1.74
Band 75                                                             --                --              1.78
Band 50                                                             --                --              1.82
Band 25                                                             --                --              1.86
Band 0                                                         954,607           500,825              1.91
                                                       ---------------   ---------------
Total                                                  $     5,915,596         3,424,037
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       324,014
Mortality & expense charges                                                                        (65,778)
                                                                                           ---------------
Net investment income (loss)                                                                       258,236
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           178,898
Realized gain distributions                                                                         20,056
Net change in unrealized appreciation (depreciation)                                               144,659
                                                                                           ---------------
Net gain (loss)                                                                                    343,613
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       601,849
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            258,236   $            280,471
Net realized gain (loss)                                                     178,898                217,034
Realized gain distributions                                                   20,056                     --
Net change in unrealized appreciation (depreciation)                         144,659               (432,748)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            601,849                 64,757
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,722,556              2,321,593
Cost of units redeemed                                                    (3,597,799)            (1,798,746)
Account charges                                                               (9,633)               (13,123)
                                                                --------------------   --------------------
Increase (decrease)                                                         (884,876)               509,724
                                                                --------------------   --------------------
Net increase (decrease)                                                     (283,027)               574,481
Net assets, beginning                                                      6,198,623              5,624,142
                                                                --------------------   --------------------
Net assets, ending                                              $          5,915,596   $          6,198,623
                                                                ====================   ====================
Units sold                                                                 2,848,091              1,542,191
Units redeemed                                                            (3,420,524)            (1,212,044)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (572,433)               330,147
Units outstanding, beginning                                               3,996,470              3,666,323
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,424,037              3,996,470
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         15,173,270
Cost of units redeemed/account charges                                                          (10,841,893)
Net investment income (loss)                                                                      1,226,331
Net realized gain (loss)                                                                             49,778
Realized gain distributions                                                                          20,056
Net change in unrealized appreciation (depreciation)                                                288,054
                                                                                       --------------------
Net assets                                                                             $          5,915,596
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70             2,923   $         4,961              1.25%             10.7%
12/31/2011                        1.53             3,563             5,462              1.25%              1.1%
12/31/2010                        1.52             3,200             4,851              1.25%              9.2%
12/31/2009                        1.39             2,586             3,587              1.25%             23.6%
12/31/2008                        1.12             1,891             2,123              1.25%            -12.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.74                 0   $             0              1.00%             11.0%
12/31/2011                        1.56                 0                 0              1.00%              1.4%
12/31/2010                        1.54                 0                 0              1.00%              9.5%
12/31/2009                        1.41                 0                 0              1.00%             23.9%
12/31/2008                        1.14                 0                 0              1.00%            -12.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78                 0   $             0              0.75%             11.3%
12/31/2011                        1.60                 0                 0              0.75%              1.6%
12/31/2010                        1.57                 0                 0              0.75%              9.8%
12/31/2009                        1.43                 0                 0              0.75%             24.2%
12/31/2008                        1.15                 0                 0              0.75%            -11.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.82                 0   $             0              0.50%             11.5%
12/31/2011                        1.63                 0                 0              0.50%              1.9%
12/31/2010                        1.60                 0                 0              0.50%             10.1%
12/31/2009                        1.45                 0                 0              0.50%             24.5%
12/31/2008                        1.17                 0                 0              0.50%            -11.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.86                 0   $             0              0.25%             11.8%
12/31/2011                        1.66                 0                 0              0.25%              2.2%
12/31/2010                        1.63                 0                 0              0.25%             10.3%
12/31/2009                        1.48                 0                 0              0.25%             24.8%
12/31/2008                        1.18                 0                 0              0.25%            -11.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.91               501   $           955              0.00%             12.1%
12/31/2011                        1.70               433               737              0.00%              2.4%
12/31/2010                        1.66               466               773              0.00%             10.6%
12/31/2009                        1.50               446               669              0.00%             25.2%
12/31/2008                        1.20               472               566              0.00%            -11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.3%
                2011               5.9%
                2010               5.4%
                2009               5.4%
                2008               8.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Templeton Global Bond Fund A Class - 880208103

                             STATEMENT OF NET ASSETS
                               DECEMBER 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,935,426   $     2,901,954           219,728
                                                                         ===============   ===============
Receivables: investments sold                                    4,544
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,939,970
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,070,922         1,855,720   $          1.12
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                         869,048           757,860              1.15
                                                       ---------------   ---------------
Total                                                  $     2,939,970         2,613,580
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       134,608
Mortality & expense charges                                                                        (19,306)
                                                                                           ---------------
Net investment income (loss)                                                                       115,302
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            16,473
Realized gain distributions                                                                         36,861
Net change in unrealized appreciation (depreciation)                                                36,730
                                                                                           ---------------
Net gain (loss)                                                                                     90,064
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       205,366
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            115,302   $              3,084
Net realized gain (loss)                                                      16,473                    (98)
Realized gain distributions                                                   36,861                    810
Net change in unrealized appreciation (depreciation)                          36,730                 (3,258)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            205,366                    538
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,022,687                304,218
Cost of units redeemed                                                      (530,029)               (57,990)
Account charges                                                               (4,463)                  (357)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,488,195                245,871
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,693,561                246,409
Net assets, beginning                                                        246,409                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,939,970   $            246,409
                                                                ====================   ====================
Units sold                                                                 3,190,273                311,777
Units redeemed                                                              (829,212)               (59,258)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,361,061                252,519
Units outstanding, beginning                                                 252,519                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,613,580                252,519
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,326,905
Cost of units redeemed/account charges                                                             (592,839)
Net investment income (loss)                                                                        118,386
Net realized gain (loss)                                                                             16,375
Realized gain distributions                                                                          37,671
Net change in unrealized appreciation (depreciation)                                                 33,472
                                                                                       --------------------
Net assets                                                                             $          2,939,970
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12             1,856   $         2,071              1.25%             14.4%
12/31/2011                        0.98               253               246              1.25%             -3.6%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%             14.7%
12/31/2011                        0.98                 0                 0              1.00%             -3.3%
12/31/2010                        1.01                 0                 0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.75%             14.9%
12/31/2011                        0.98                 0                 0              0.75%             -3.1%
12/31/2010                        1.01                 0                 0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.50%             15.2%
12/31/2011                        0.98                 0                 0              0.50%             -2.9%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%             15.5%
12/31/2011                        0.99                 0                 0              0.25%             -2.6%
12/31/2010                        1.01                 0                 0              0.25%              1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15               758   $           869              0.00%             15.8%
12/31/2011                        0.99                 0                 0              0.00%             -2.4%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               8.4%
                2011               2.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Goldman Sachs Growth Opportunities S Class - 38142Y500 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Goldman Sachs Growth Opportunities IR Class - 38144N346 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Goldman Sachs Growth Strategy Service Class - 38142V480

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           161   $           155                14
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           161
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           161               172   $          0.94
Band 100                                                            --                --              0.95
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.98
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
Total                                                  $           161               172
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             3
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             3
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     7
                                                                                           ---------------
Net gain (loss)                                                                                          9
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            12
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  3   $                 --
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               7                     (1)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 12                     (1)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         174                      8
Cost of units redeemed                                                           (30)                    --
Account charges                                                                   (2)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                              142                      8
                                                                --------------------   --------------------
Net increase (decrease)                                                          154                      7
Net assets, beginning                                                              7                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                161   $                  7
                                                                ====================   ====================
Units sold                                                                       199                      8
Units redeemed                                                                   (35)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                          164                      8
Units outstanding, beginning                                                       8                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        172                      8
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              2,501
Cost of units redeemed/account charges                                                               (2,424)
Net investment income (loss)                                                                             14
Net realized gain (loss)                                                                                 60
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                      6
                                                                                       --------------------
Net assets                                                                             $                161
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              1.25%             13.0%
12/31/2011                        0.83                 0                 0              1.25%             -7.3%
12/31/2010                        0.90                 0                 0              1.25%              9.9%
12/31/2009                        0.82                 1                 1              1.25%             26.9%
12/31/2008                        0.64                 0                 0              1.25%            -40.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              1.00%             13.3%
12/31/2011                        0.84                 0                 0              1.00%             -7.1%
12/31/2010                        0.91                 0                 0              1.00%             10.2%
12/31/2009                        0.82                 0                 0              1.00%             27.2%
12/31/2008                        0.65                 0                 0              1.00%            -40.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.75%             13.6%
12/31/2011                        0.85                 0                 0              0.75%             -6.9%
12/31/2010                        0.92                 0                 0              0.75%             10.5%
12/31/2009                        0.83                 0                 0              0.75%             27.5%
12/31/2008                        0.65                 0                 0              0.75%            -39.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.50%             13.9%
12/31/2011                        0.86                 0                 0              0.50%             -6.6%
12/31/2010                        0.92                 0                 0              0.50%             10.7%
12/31/2009                        0.84                 0                 0              0.50%             27.8%
12/31/2008                        0.65                 0                 0              0.50%            -39.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%             14.2%
12/31/2011                        0.87                 0                 0              0.25%             -6.4%
12/31/2010                        0.93                 0                 0              0.25%             11.0%
12/31/2009                        0.84                 0                 0              0.25%             28.2%
12/31/2008                        0.66                 0                 0              0.25%            -39.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.00%             14.5%
12/31/2011                        0.89                 0                 0              0.00%             -6.2%
12/31/2010                        0.94                 0                 0              0.00%             11.3%
12/31/2009                        0.85                 0                 0              0.00%             28.5%
12/31/2008                        0.66                 0                 0              0.00%            -39.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.6%
                2011               0.0%
                2010               0.0%
                2009               3.5%
                2008               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Goldman Sachs Growth Strategy Institutional Class - 38142V498

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        12,193   $        11,848             1,104
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        12,195
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        12,195            12,600   $          0.97
Band 100                                                            --                --              0.98
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $        12,195            12,600
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           323
Mortality & expense charges                                                                           (144)
                                                                                           ---------------
Net investment income (loss)                                                                           179
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (260)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,799
                                                                                           ---------------
Net gain (loss)                                                                                      1,539
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,718
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                179   $                168
Net realized gain (loss)                                                        (260)                  (285)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,799                 (2,303)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,718                 (2,420)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       2,451                  5,164
Cost of units redeemed                                                        (8,826)               (10,981)
Account charges                                                                   --                     (1)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,375)                (5,818)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,657)                (8,238)
Net assets, beginning                                                         16,852                 25,090
                                                                --------------------   --------------------
Net assets, ending                                              $             12,195   $             16,852
                                                                ====================   ====================
Units sold                                                                     2,939                  5,648
Units redeemed                                                               (10,102)               (13,290)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,163)                (7,642)
Units outstanding, beginning                                                  19,763                 27,405
                                                                --------------------   --------------------
Units outstanding, ending                                                     12,600                 19,763
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            353,209
Cost of units redeemed/account charges                                                             (297,609)
Net investment income (loss)                                                                         13,011
Net realized gain (loss)                                                                            (69,868)
Realized gain distributions                                                                          13,107
Net change in unrealized appreciation (depreciation)                                                    345
                                                                                       --------------------
Net assets                                                                             $             12,195
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                13   $            12              1.25%             13.5%
12/31/2011                        0.85                20                17              1.25%             -6.9%
12/31/2010                        0.92                27                25              1.25%             10.5%
12/31/2009                        0.83               222               184              1.25%             27.5%
12/31/2008                        0.65               200               130              1.25%            -39.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              1.00%             13.8%
12/31/2011                        0.86                 0                 0              1.00%             -6.6%
12/31/2010                        0.93                 0                 0              1.00%             10.8%
12/31/2009                        0.84                 0                 0              1.00%             27.8%
12/31/2008                        0.65                 0                 0              1.00%            -39.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%             14.1%
12/31/2011                        0.88                 0                 0              0.75%             -6.4%
12/31/2010                        0.93                 0                 0              0.75%             11.1%
12/31/2009                        0.84                 0                 0              0.75%             28.2%
12/31/2008                        0.66                 0                 0              0.75%            -39.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%             14.4%
12/31/2011                        0.89                 0                 0              0.50%             -6.2%
12/31/2010                        0.94                 0                 0              0.50%             11.3%
12/31/2009                        0.85                 0                 0              0.50%             28.5%
12/31/2008                        0.66                 0                 0              0.50%            -39.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%             14.7%
12/31/2011                        0.90                 0                 0              0.25%             -5.9%
12/31/2010                        0.95                 0                 0              0.25%             11.6%
12/31/2009                        0.86                 0                 0              0.25%             28.8%
12/31/2008                        0.66                 0                 0              0.25%            -39.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%             14.9%
12/31/2011                        0.91                 0                 0              0.00%             -5.7%
12/31/2010                        0.96                 0                 0              0.00%             11.9%
12/31/2009                        0.86                 0                 0              0.00%             29.1%
12/31/2008                        0.67                 0                 0              0.00%            -39.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               2.3%
                2010               0.6%
                2009               3.2%
                2008               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Goldman Sachs Mid Cap Value Service Class - 38141W380

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,913,310   $     4,333,634           126,858
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,499)
                                                       ---------------
Net assets                                             $     4,901,811
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,602,309         3,173,326   $          1.14
Band 100                                                         6,509             5,646              1.15
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.21
Band 0                                                       1,292,993         1,054,181              1.23
                                                       ---------------   ---------------
Total                                                  $     4,901,811         4,233,153
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        36,347
Mortality & expense charges                                                                        (37,799)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,452)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           110,593
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               572,834
                                                                                           ---------------
Net gain (loss)                                                                                    683,427
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       681,975
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,452)  $            (10,820)
Net realized gain (loss)                                                     110,593                123,380
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         572,834               (406,758)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            681,975               (294,198)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,969,458              2,817,461
Cost of units redeemed                                                    (1,370,917)            (1,079,133)
Account charges                                                              (10,722)                (7,347)
                                                                --------------------   --------------------
Increase (decrease)                                                          587,819              1,730,981
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,269,794              1,436,783
Net assets, beginning                                                      3,632,017              2,195,234
                                                                --------------------   --------------------
Net assets, ending                                              $          4,901,811   $          3,632,017
                                                                ====================   ====================
Units sold                                                                 1,890,322              2,730,372
Units redeemed                                                            (1,313,036)            (1,110,265)
                                                                --------------------   --------------------
Net increase (decrease)                                                      577,286              1,620,107
Units outstanding, beginning                                               3,655,867              2,035,760
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,233,153              3,655,867
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,720,015
Cost of units redeemed/account charges                                                           (3,488,578)
Net investment income (loss)                                                                         (6,064)
Net realized gain (loss)                                                                             87,008
Realized gain distributions                                                                           9,754
Net change in unrealized appreciation (depreciation)                                                579,676
                                                                                       --------------------
Net assets                                                                             $          4,901,811
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14             3,173   $         3,602              1.25%             16.5%
12/31/2011                        0.97             2,601             2,535              1.25%             -7.9%
12/31/2010                        1.06             1,301             1,376              1.25%             22.7%
12/31/2009                        0.86               832               717              1.25%             30.8%
12/31/2008                        0.66               438               288              1.25%            -37.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 6   $             7              1.00%             16.8%
12/31/2011                        0.99                 5                 4              1.00%             -7.6%
12/31/2010                        1.07                 3                 4              1.00%             23.0%
12/31/2009                        0.87                 3                 3              1.00%             31.2%
12/31/2008                        0.66                 3                 2              1.00%            -37.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             17.1%
12/31/2011                        1.00                 0                 0              0.75%             -7.4%
12/31/2010                        1.08                 0                 0              0.75%             23.3%
12/31/2009                        0.88                 0                 0              0.75%             31.5%
12/31/2008                        0.67                 0                 0              0.75%            -37.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             17.3%
12/31/2011                        1.01                 0                 0              0.50%             -7.2%
12/31/2010                        1.09                 0                 0              0.50%             23.7%
12/31/2009                        0.88                 0                 0              0.50%             31.8%
12/31/2008                        0.67                 0                 0              0.50%            -37.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.25%             17.6%
12/31/2011                        1.03                 0                 0              0.25%             -6.9%
12/31/2010                        1.10                 0                 0              0.25%             24.0%
12/31/2009                        0.89                 0                 0              0.25%             32.2%
12/31/2008                        0.67                 0                 0              0.25%            -36.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23             1,054   $         1,293              0.00%             17.9%
12/31/2011                        1.04             1,051             1,093              0.00%             -6.7%
12/31/2010                        1.11               731               815              0.00%             24.3%
12/31/2009                        0.90               597               535              0.00%             32.5%
12/31/2008                        0.68               536               363              0.00%            -36.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

               2012                0.9%
               2011                0.5%
               2010                0.4%
               2009                1.2%
               2008                2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Goldman Sachs Mid Cap Value Institutional Class - 38141W398

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    28,694,328   $    23,364,163           728,417
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (74,788)
                                                       ---------------
Net assets                                             $    28,619,540
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    28,619,540        24,447,710   $          1.17
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.26
                                                       ---------------   ---------------
Total                                                  $    28,619,540        24,447,710
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       353,848
Mortality & expense charges                                                                       (345,000)
                                                                                           ---------------
Net investment income (loss)                                                                         8,848
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         1,184,829
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             3,285,471
                                                                                           ---------------
Net gain (loss)                                                                                  4,470,300
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     4,479,148
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,848   $            (46,051)
Net realized gain (loss)                                                   1,184,829                (49,266)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       3,285,471             (2,258,402)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          4,479,148             (2,353,719)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,734,681             15,789,700
Cost of units redeemed                                                    (8,937,476)            (5,498,422)
Account charges                                                              (42,073)               (37,070)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,244,868)            10,254,208
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,234,280              7,900,489
Net assets, beginning                                                     26,385,260             18,484,771
                                                                --------------------   --------------------
Net assets, ending                                              $         28,619,540   $         26,385,260
                                                                ====================   ====================
Units sold                                                                 6,256,171             14,677,997
Units redeemed                                                            (8,193,114)            (5,405,656)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,936,943)             9,272,341
Units outstanding, beginning                                              26,384,653             17,112,312
                                                                --------------------   --------------------
Units outstanding, ending                                                 24,447,710             26,384,653
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         44,342,570
Cost of units redeemed/account charges                                                          (21,273,144)
Net investment income (loss)                                                                         18,070
Net realized gain (loss)                                                                           (137,661)
Realized gain distributions                                                                         339,540
Net change in unrealized appreciation (depreciation)                                              5,330,165
                                                                                       --------------------
Net assets                                                                             $         28,619,540
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17            24,448   $        28,620              1.25%             17.1%
12/31/2011                        1.00            26,385            26,385              1.25%             -7.4%
12/31/2010                        1.08            17,112            18,485              1.25%             23.3%
12/31/2009                        0.88            13,670            11,976              1.25%             31.5%
12/31/2008                        0.67            12,517             8,336              1.25%            -37.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              1.00%             17.4%
12/31/2011                        1.01                 0                 0              1.00%             -7.2%
12/31/2010                        1.09                 0                 0              1.00%             23.6%
12/31/2009                        0.88                 0                 0              1.00%             31.9%
12/31/2008                        0.67                 0                 0              1.00%            -37.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.75%             17.6%
12/31/2011                        1.03                 0                 0              0.75%             -7.0%
12/31/2010                        1.10                 0                 0              0.75%             23.9%
12/31/2009                        0.89                 0                 0              0.75%             32.2%
12/31/2008                        0.67                 0                 0              0.75%            -36.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.50%             17.9%
12/31/2011                        1.04                 0                 0              0.50%             -6.7%
12/31/2010                        1.11                 0                 0              0.50%             24.2%
12/31/2009                        0.90                 0                 0              0.50%             32.5%
12/31/2008                        0.68                 0                 0              0.50%            -36.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.25%             18.2%
12/31/2011                        1.05                 0                 0              0.25%             -6.5%
12/31/2010                        1.13                 0                 0              0.25%             24.5%
12/31/2009                        0.90                 0                 0              0.25%             32.9%
12/31/2008                        0.68                 0                 0              0.25%            -36.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.00%             18.5%
12/31/2011                        1.07                 0                 0              0.00%             -6.3%
12/31/2010                        1.14                 0                 0              0.00%             24.9%
12/31/2009                        0.91                 0                 0              0.00%             33.2%
12/31/2008                        0.68                 0                 0              0.00%            -36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

              2012               1.3%
              2011               1.1%
              2010               0.9%
              2009               1.5%
              2008               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Goldman Sachs Satellite Strategies S Class - 38145L406 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.25%              4.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              4.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%              4.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%              4.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.25%              4.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Goldman Sachs Satellite Strategies IR Class - 38145N683 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.25%              4.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              4.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%              4.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%              4.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.25%              4.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

               2012                 0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Goldman Sachs Small Cap Value Institutional Class - 38142V209

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,048,393   $    12,725,468           291,876
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (51,135)
                                                       ---------------
Net assets                                             $    12,997,258
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,997,258        10,303,582   $          1.26
Band 100                                                            --                --              1.28
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.34
Band 0                                                              --                --              1.36
                                                       ---------------   ---------------
Total                                                  $    12,997,258        10,303,582
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       183,972
Mortality & expense charges                                                                       (136,779)
                                                                                           ---------------
Net investment income (loss)                                                                        47,193
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            33,939
Realized gain distributions                                                                        629,002
Net change in unrealized appreciation (depreciation)                                               529,217
                                                                                           ---------------
Net gain (loss)                                                                                  1,192,158
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,239,351
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             47,193   $            (19,812)
Net realized gain (loss)                                                      33,939                260,518
Realized gain distributions                                                  629,002                 93,030
Net change in unrealized appreciation (depreciation)                         529,217               (491,741)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,239,351               (158,005)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   7,996,556              7,114,371
Cost of units redeemed                                                    (1,708,031)            (3,402,343)
Account charges                                                              (47,333)               (16,747)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,241,192              3,695,281
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,480,543              3,537,276
Net assets, beginning                                                      5,516,715              1,979,439
                                                                --------------------   --------------------
Net assets, ending                                              $         12,997,258   $          5,516,715
                                                                ====================   ====================
Units sold                                                                 6,764,398              6,379,771
Units redeemed                                                            (1,493,975)            (3,144,561)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,270,423              3,235,210
Units outstanding, beginning                                               5,033,159              1,797,949
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,303,582              5,033,159
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         17,216,920
Cost of units redeemed/account charges                                                           (5,561,136)
Net investment income (loss)                                                                         25,359
Net realized gain (loss)                                                                            254,722
Realized gain distributions                                                                         738,468
Net change in unrealized appreciation (depreciation)                                                322,925
                                                                                       --------------------
Net assets                                                                             $         12,997,258
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26            10,304   $        12,997              1.25%             15.1%
12/31/2011                        1.10             5,033             5,517              1.25%             -0.4%
12/31/2010                        1.10             1,798             1,979              1.25%             24.8%
12/31/2009                        0.88                53                47              1.25%             26.7%
12/31/2008                        0.70                34                24              1.25%            -27.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              1.00%             15.4%
12/31/2011                        1.11                 0                 0              1.00%             -0.2%
12/31/2010                        1.11                 0                 0              1.00%             25.1%
12/31/2009                        0.89                 0                 0              1.00%             27.1%
12/31/2008                        0.70                 0                 0              1.00%            -27.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.75%             15.7%
12/31/2011                        1.12                 0                 0              0.75%              0.1%
12/31/2010                        1.12                 0                 0              0.75%             25.4%
12/31/2009                        0.90                 0                 0              0.75%             27.4%
12/31/2008                        0.70                 0                 0              0.75%            -27.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.50%             16.0%
12/31/2011                        1.14                 0                 0              0.50%              0.3%
12/31/2010                        1.14                 0                 0              0.50%             25.7%
12/31/2009                        0.90                 0                 0              0.50%             27.7%
12/31/2008                        0.71                 0                 0              0.50%            -27.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.25%             16.2%
12/31/2011                        1.15                 0                 0              0.25%              0.6%
12/31/2010                        1.15                 0                 0              0.25%             26.1%
12/31/2009                        0.91                 0                 0              0.25%             28.0%
12/31/2008                        0.71                 0                 0              0.25%            -27.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.00%             16.5%
12/31/2011                        1.17                 0                 0              0.00%              0.8%
12/31/2010                        1.16                 0                 0              0.00%             26.4%
12/31/2009                        0.92                 0                 0              0.00%             28.3%
12/31/2008                        0.72                 0                 0              0.00%            -26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012                  2.0%
                2011                  0.9%
                2010                  1.0%
                2009                  1.1%
                2008                  0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Goldman Sachs Small Cap Value Service Class - 38142V308

                             STATEMENT OF NET ASSETS
                               DECEMBER 31, 2012


                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,941,192   $     4,793,277           118,968
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,119)
                                                       ---------------
Net assets                                             $     4,930,073
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,250,696         3,474,954   $          1.22
Band 100                                                           629               506              1.24
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.30
Band 0                                                         678,748           513,562              1.32
                                                       ---------------   ---------------
Total                                                  $     4,930,073         3,989,022
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        53,607
Mortality & expense charges                                                                        (38,524)
                                                                                           ---------------
Net investment income (loss)                                                                        15,083
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            33,635
Realized gain distributions                                                                        255,613
Net change in unrealized appreciation (depreciation)                                               147,152
                                                                                           ---------------
Net gain (loss)                                                                                    436,400
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       451,483
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,083   $            (12,594)
Net realized gain (loss)                                                      33,635                 42,957
Realized gain distributions                                                  255,613                 30,365
Net change in unrealized appreciation (depreciation)                         147,152                (66,873)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            451,483                 (6,145)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,878,409              2,587,846
Cost of units redeemed                                                    (1,176,825)            (1,143,025)
Account charges                                                              (14,102)                (5,059)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,687,482              1,439,762
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,138,965              1,433,617
Net assets, beginning                                                      1,791,108                357,491
                                                                --------------------   --------------------
Net assets, ending                                              $          4,930,073   $          1,791,108
                                                                ====================   ====================
Units sold                                                                 3,428,676              2,495,363
Units redeemed                                                            (1,106,133)            (1,159,419)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,322,543              1,335,944
Units outstanding, beginning                                               1,666,479                330,535
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,989,022              1,666,479
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,830,736
Cost of units redeemed/account charges                                                           (2,407,652)
Net investment income (loss)                                                                           (152)
Net realized gain (loss)                                                                             72,193
Realized gain distributions                                                                         287,033
Net change in unrealized appreciation (depreciation)                                                147,915
                                                                                       --------------------
Net assets                                                                             $          4,930,073
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22             3,475   $         4,251              1.25%             14.5%
12/31/2011                        1.07             1,513             1,617              1.25%             -0.9%
12/31/2010                        1.08               311               335              1.25%             24.2%
12/31/2009                        0.87               139               120              1.25%             26.1%
12/31/2008                        0.69                65                44              1.25%            -28.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 1   $             1              1.00%             14.8%
12/31/2011                        1.08                 0                 0              1.00%             -0.7%
12/31/2010                        1.09                 0                 0              1.00%             24.5%
12/31/2009                        0.88                 0                 0              1.00%             26.4%
12/31/2008                        0.69                 0                 0              1.00%            -28.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%             15.1%
12/31/2011                        1.10                 0                 0              0.75%             -0.4%
12/31/2010                        1.10                 0                 0              0.75%             24.8%
12/31/2009                        0.88                 0                 0              0.75%             26.7%
12/31/2008                        0.70                 0                 0              0.75%            -27.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.50%             15.4%
12/31/2011                        1.11                 0                 0              0.50%             -0.2%
12/31/2010                        1.11                 0                 0              0.50%             25.1%
12/31/2009                        0.89                 0                 0              0.50%             27.0%
12/31/2008                        0.70                 0                 0              0.50%            -27.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%             15.7%
12/31/2011                        1.13                 0                 0              0.25%              0.1%
12/31/2010                        1.12                 0                 0              0.25%             25.4%
12/31/2009                        0.90                 0                 0              0.25%             27.4%
12/31/2008                        0.70                 0                 0              0.25%            -27.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32               514   $           679              0.00%             16.0%
12/31/2011                        1.14               153               175              0.00%              0.3%
12/31/2010                        1.14                20                22              0.00%             25.8%
12/31/2009                        0.90                 8                 7              0.00%             27.7%
12/31/2008                        0.71                 0                 0              0.00%            -27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               0.1%
                2010               0.3%
                2009               0.7%
                2008               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Goldman Sachs Structured International Equity Service Class - 38142V837

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        81,701   $        76,773             8,810
                                                                         ===============   ===============
Receivables: investments sold                                       61
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        81,762
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        81,543           116,907   $          0.70
Band 100                                                            --                --              0.71
Band 75                                                             --                --              0.72
Band 50                                                             --                --              0.72
Band 25                                                             --                --              0.73
Band 0                                                             219               295              0.74
                                                       ---------------   ---------------
Total                                                  $        81,762           117,202
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,576
Mortality & expense charges                                                                           (971)
                                                                                           ---------------
Net investment income (loss)                                                                         1,605
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,192)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                12,774
                                                                                           ---------------
Net gain (loss)                                                                                      9,582
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,187
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,605   $              3,356
Net realized gain (loss)                                                      (3,192)                 1,788
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          12,774                 (9,014)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,187                 (3,870)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      11,239                157,707
Cost of units redeemed                                                       (21,528)               (95,806)
Account charges                                                                  (37)                  (153)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,326)                61,748
                                                                --------------------   --------------------
Net increase (decrease)                                                          861                 57,878
Net assets, beginning                                                         80,901                 23,023
                                                                --------------------   --------------------
Net assets, ending                                              $             81,762   $             80,901
                                                                ====================   ====================
Units sold                                                                    19,697                246,431
Units redeemed                                                               (36,083)              (144,242)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,386)               102,189
Units outstanding, beginning                                                 133,588                 31,399
                                                                --------------------   --------------------
Units outstanding, ending                                                    117,202                133,588
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            199,269
Cost of units redeemed/account charges                                                             (128,234)
Net investment income (loss)                                                                          5,262
Net realized gain (loss)                                                                                537
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  4,928
                                                                                       --------------------
Net assets                                                                             $             81,762
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.70               117   $            82              1.25%             15.2%
12/31/2011                        0.61               133                81              1.25%            -17.3%
12/31/2010                        0.73                30                22              1.25%              5.5%
12/31/2009                        0.69                 6                 4              1.25%             26.8%
12/31/2008                        0.55                 2                 1              1.25%            -43.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.71                 0   $             0              1.00%             15.5%
12/31/2011                        0.61                 0                 0              1.00%            -17.1%
12/31/2010                        0.74                 0                 0              1.00%              5.8%
12/31/2009                        0.70                 0                 0              1.00%             27.1%
12/31/2008                        0.55                 0                 0              1.00%            -43.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.72                 0   $             0              0.75%             15.8%
12/31/2011                        0.62                 0                 0              0.75%            -16.9%
12/31/2010                        0.74                 0                 0              0.75%              6.1%
12/31/2009                        0.70                 0                 0              0.75%             27.4%
12/31/2008                        0.55                 0                 0              0.75%            -43.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.72                 0   $             0              0.50%             16.1%
12/31/2011                        0.62                 0                 0              0.50%            -16.7%
12/31/2010                        0.75                 0                 0              0.50%              6.3%
12/31/2009                        0.71                 0                 0              0.50%             27.8%
12/31/2008                        0.55                 0                 0              0.50%            -43.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.73                 0   $             0              0.25%             16.3%
12/31/2011                        0.63                 0                 0              0.25%            -16.5%
12/31/2010                        0.76                 0                 0              0.25%              6.6%
12/31/2009                        0.71                 0                 0              0.25%             28.1%
12/31/2008                        0.55                 0                 0              0.25%            -43.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.74                 0   $             0              0.00%             16.6%
12/31/2011                        0.64                 0                 0              0.00%            -16.3%
12/31/2010                        0.76                 1                 1              0.00%              6.9%
12/31/2009                        0.71                 0                 0              0.00%             28.4%
12/31/2008                        0.55                 0                 0              0.00%            -43.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.2%
                2011               7.6%
                2010               2.9%
                2009               3.3%
                2008               7.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
  Goldman Sachs Structured International Equity Institutional Class - 38142V845

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       250,804   $       244,413            26,615
                                                                         ===============   ===============
Receivables: investments sold                                      178
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       250,982
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       250,982           350,647   $          0.72
Band 100                                                            --                --              0.72
Band 75                                                             --                --              0.73
Band 50                                                             --                --              0.74
Band 25                                                             --                --              0.75
Band 0                                                              --                --              0.76
                                                       ---------------   ---------------
Total                                                  $       250,982           350,647
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         8,986
Mortality & expense charges                                                                         (2,897)
                                                                                           ---------------
Net investment income (loss)                                                                         6,089
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,727)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                29,586
                                                                                           ---------------
Net gain (loss)                                                                                     27,859
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        33,948
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,089   $              9,422
Net realized gain (loss)                                                      (1,727)                62,027
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          29,586                (72,820)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             33,948                 (1,371)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       8,299              1,062,597
Cost of units redeemed                                                        (6,043)            (1,183,181)
Account charges                                                                   (9)                  (381)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,247               (120,965)
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,195               (122,336)
Net assets, beginning                                                        214,787                337,123
                                                                --------------------   --------------------
Net assets, ending                                              $            250,982   $            214,787
                                                                ====================   ====================
Units sold                                                                    12,780              1,428,292
Units redeemed                                                                (9,567)            (1,534,463)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,213               (106,171)
Units outstanding, beginning                                                 347,434                453,605
                                                                --------------------   --------------------
Units outstanding, ending                                                    350,647                347,434
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,471,082
Cost of units redeemed/account charges                                                           (1,313,154)
Net investment income (loss)                                                                         20,820
Net realized gain (loss)                                                                             65,843
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  6,391
                                                                                       --------------------
Net assets                                                                             $            250,982
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.72               351   $           251              1.25%             15.8%
12/31/2011                        0.62               347               215              1.25%            -16.8%
12/31/2010                        0.74               454               337              1.25%              6.0%
12/31/2009                        0.70                 5                 3              1.25%             27.5%
12/31/2008                        0.55                 0                 0              1.25%            -43.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.72                 0   $             0              1.00%             16.1%
12/31/2011                        0.62                 0                 0              1.00%            -16.6%
12/31/2010                        0.75                 0                 0              1.00%              6.2%
12/31/2009                        0.71                 0                 0              1.00%             27.8%
12/31/2008                        0.55                 0                 0              1.00%            -43.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.73                 0   $             0              0.75%             16.4%
12/31/2011                        0.63                 0                 0              0.75%            -16.4%
12/31/2010                        0.75                 0                 0              0.75%              6.5%
12/31/2009                        0.71                 0                 0              0.75%             28.1%
12/31/2008                        0.55                 0                 0              0.75%            -43.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.74                 0   $             0              0.50%             16.7%
12/31/2011                        0.64                 0                 0              0.50%            -16.2%
12/31/2010                        0.76                 0                 0              0.50%              6.8%
12/31/2009                        0.71                 0                 0              0.50%             28.4%
12/31/2008                        0.55                 0                 0              0.50%            -43.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.75                 0   $             0              0.25%             16.9%
12/31/2011                        0.64                 0                 0              0.25%            -16.0%
12/31/2010                        0.77                 0                 0              0.25%              7.0%
12/31/2009                        0.72                 0                 0              0.25%             28.8%
12/31/2008                        0.56                 0                 0              0.25%            -43.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.76                 0   $             0              0.00%             17.2%
12/31/2011                        0.65                 0                 0              0.00%            -15.8%
12/31/2010                        0.77                 0                 0              0.00%              7.3%
12/31/2009                        0.72                 0                 0              0.00%             29.1%
12/31/2008                        0.56                 0                 0              0.00%            -42.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.9%
                2011               4.2%
                2010               4.4%
                2009               4.7%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Goldman Sachs Technology Tollkeeper Institutional Class - 38142Y856

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,425,564   $     3,976,935           303,558
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,712)
                                                       ---------------
Net assets                                             $     4,422,852
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,422,852         2,879,701   $          1.54
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.66
                                                       ---------------   ---------------
Total                                                  $     4,422,852         2,879,701
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (56,204)
                                                                                           ---------------
Net investment income (loss)                                                                       (56,204)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           550,095
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               349,339
                                                                                           ---------------
Net gain (loss)                                                                                    899,434
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       843,230
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (56,204)  $            (71,643)
Net realized gain (loss)                                                     550,095              1,040,174
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         349,339             (1,929,869)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            843,230               (961,338)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,119,669              4,412,705
Cost of units redeemed                                                    (3,775,249)            (3,005,687)
Account charges                                                               (1,676)                (8,714)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,657,256)             1,398,304
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,814,026)               436,966
Net assets, beginning                                                      6,236,878              5,799,912
                                                                --------------------   --------------------
Net assets, ending                                              $          4,422,852   $          6,236,878
                                                                ====================   ====================
Units sold                                                                   759,129              3,204,734
Units redeemed                                                            (2,732,372)            (2,234,701)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,973,243)               970,033
Units outstanding, beginning                                               4,852,944              3,882,911
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,879,701              4,852,944
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,946,960
Cost of units redeemed/account charges                                                           (9,428,590)
Net investment income (loss)                                                                       (255,702)
Net realized gain (loss)                                                                          1,711,555
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                448,629
                                                                                       --------------------
Net assets                                                                             $          4,422,852
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54             2,880   $         4,423              1.25%             19.5%
12/31/2011                        1.29             4,853             6,237              1.25%            -14.0%
12/31/2010                        1.49             3,883             5,800              1.25%             23.2%
12/31/2009                        1.21             3,475             4,214              1.25%             67.8%
12/31/2008                        0.72             3,156             2,280              1.25%            -45.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              1.00%             19.8%
12/31/2011                        1.30                 0                 0              1.00%            -13.7%
12/31/2010                        1.51                 0                 0              1.00%             23.5%
12/31/2009                        1.22                 0                 0              1.00%             68.2%
12/31/2008                        0.73                 0                 0              1.00%            -45.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.75%             20.1%
12/31/2011                        1.32                 0                 0              0.75%            -13.5%
12/31/2010                        1.53                 0                 0              0.75%             23.8%
12/31/2009                        1.23                 0                 0              0.75%             68.7%
12/31/2008                        0.73                 0                 0              0.75%            -45.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%             20.4%
12/31/2011                        1.34                 0                 0              0.50%            -13.3%
12/31/2010                        1.54                 0                 0              0.50%             24.1%
12/31/2009                        1.24                 0                 0              0.50%             69.1%
12/31/2008                        0.73                 0                 0              0.50%            -45.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             20.7%
12/31/2011                        1.35                 0                 0              0.25%            -13.1%
12/31/2010                        1.56                 0                 0              0.25%             24.4%
12/31/2009                        1.25                 0                 0              0.25%             69.5%
12/31/2008                        0.74                 0                 0              0.25%            -45.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.00%             21.0%
12/31/2011                        1.37                 0                 0              0.00%            -12.9%
12/31/2010                        1.57                 0                 0              0.00%             24.7%
12/31/2009                        1.26                 0                 0              0.00%             69.9%
12/31/2008                        0.74                 0                 0              0.00%            -45.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Goldman Sachs Technology Tollkeeper Service Class - 38142Y864

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,552,872   $     1,426,516           113,674
                                                                         ===============   ===============
Receivables: investments sold                                    2,195
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,555,067
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,501,380         1,006,742   $          1.49
Band 100                                                        12,236             8,079              1.51
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.59
Band 0                                                          41,451            25,725              1.61
                                                       ---------------   ---------------
Total                                                  $     1,555,067         1,040,546
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (15,494)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,494)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (25,501)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               247,267
                                                                                           ---------------
Net gain (loss)                                                                                    221,766
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       206,272
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,494)  $            (12,858)
Net realized gain (loss)                                                     (25,501)                30,367
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         247,267               (253,574)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            206,272               (236,065)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,144,733              1,979,724
Cost of units redeemed                                                    (1,356,821)              (889,927)
Account charges                                                                 (276)                (3,754)
                                                                --------------------   --------------------
Increase (decrease)                                                         (212,364)             1,086,043
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,092)               849,978
Net assets, beginning                                                      1,561,159                711,181
                                                                --------------------   --------------------
Net assets, ending                                              $          1,555,067   $          1,561,159
                                                                ====================   ====================
Units sold                                                                   780,314              1,441,119
Units redeemed                                                              (966,579)              (698,389)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (186,265)               742,730
Units outstanding, beginning                                               1,226,811                484,081
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,040,546              1,226,811
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,131,051
Cost of units redeemed/account charges                                                           (2,717,691)
Net investment income (loss)                                                                        (36,710)
Net realized gain (loss)                                                                             52,061
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                126,356
                                                                                       --------------------
Net assets                                                                             $          1,555,067
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49             1,007   $         1,501              1.25%             18.9%
12/31/2011                        1.25               956             1,199              1.25%            -14.4%
12/31/2010                        1.46               454               665              1.25%             22.6%
12/31/2009                        1.19               379               452              1.25%             67.0%
12/31/2008                        0.72                44                31              1.25%            -46.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 8   $            12              1.00%             19.2%
12/31/2011                        1.27                 0                 0              1.00%            -14.1%
12/31/2010                        1.48                 0                 0              1.00%             22.9%
12/31/2009                        1.20                 0                 0              1.00%             67.4%
12/31/2008                        0.72                 0                 0              1.00%            -46.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.75%             19.5%
12/31/2011                        1.29                 0                 0              0.75%            -13.9%
12/31/2010                        1.50                 0                 0              0.75%             23.2%
12/31/2009                        1.21                 0                 0              0.75%             67.8%
12/31/2008                        0.72                 0                 0              0.75%            -45.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.50%             19.8%
12/31/2011                        1.30                 0                 0              0.50%            -13.7%
12/31/2010                        1.51                 0                 0              0.50%             23.6%
12/31/2009                        1.22                 0                 0              0.50%             68.2%
12/31/2008                        0.73                 0                 0              0.50%            -45.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.25%             20.1%
12/31/2011                        1.32                 0                 0              0.25%            -13.5%
12/31/2010                        1.53                 0                 0              0.25%             23.9%
12/31/2009                        1.23                 0                 0              0.25%             68.6%
12/31/2008                        0.73                 0                 0              0.25%            -45.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                26   $            41              0.00%             20.4%
12/31/2011                        1.34               270               362              0.00%            -13.3%
12/31/2010                        1.54                30                46              0.00%             24.2%
12/31/2009                        1.24                 0                 0              0.00%             69.1%
12/31/2008                        0.73                 0                 0              0.00%            -45.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Henssler Equity Institutional Class - 426894200

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           134   $           152                 9
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           134
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           134               122   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $           134               122
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             2
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                (4)
Realized gain distributions                                                                             13
Net change in unrealized appreciation (depreciation)                                                   (18)
                                                                                           ---------------
Net gain (loss)                                                                                         (9)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            (7)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                 --
Net realized gain (loss)                                                          (4)                    --
Realized gain distributions                                                       13                     --
Net change in unrealized appreciation (depreciation)                             (18)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (7)                    --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         302                     --
Cost of units redeemed                                                          (161)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              141                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          134                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                134   $                 --
                                                                ====================   ====================
Units sold                                                                       268                     --
Units redeemed                                                                  (146)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                          122                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        122                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                302
Cost of units redeemed/account charges                                                                 (161)
Net investment income (loss)                                                                              2
Net realized gain (loss)                                                                                 (4)
Realized gain distributions                                                                              13
Net change in unrealized appreciation (depreciation)                                                    (18)
                                                                                       --------------------
Net assets                                                                             $                134
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              7.0%
12/31/2011                        1.02                 0                 0              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%              7.2%
12/31/2011                        1.03                 0                 0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%              7.5%
12/31/2011                        1.03                 0                 0              0.75%              2.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.50%              7.8%
12/31/2011                        1.03                 0                 0              0.50%              2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%              8.0%
12/31/2011                        1.03                 0                 0              0.25%              2.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%              8.3%
12/31/2011                        1.03                 0                 0              0.00%              2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Henssler Equity Investor Class - 426894101

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        22,972   $        24,916             1,693
                                                                         ===============   ===============
Receivables: investments sold                                        5
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        22,977
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        22,977            20,638   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
Total                                                  $        22,977            20,638
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           346
Mortality & expense charges                                                                         (3,186)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,840)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            11,530
Realized gain distributions                                                                          2,381
Net change in unrealized appreciation (depreciation)                                                 2,813
                                                                                           ---------------
Net gain (loss)                                                                                     16,724
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        13,884
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,840)  $                385
Net realized gain (loss)                                                      11,530                 (2,557)
Realized gain distributions                                                    2,381                     71
Net change in unrealized appreciation (depreciation)                           2,813                 (4,757)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,884                 (6,858)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      13,983                554,627
Cost of units redeemed                                                      (275,070)              (277,524)
Account charges                                                                   (8)                   (57)
                                                                --------------------   --------------------
Increase (decrease)                                                         (261,095)               277,046
                                                                --------------------   --------------------
Net increase (decrease)                                                     (247,211)               270,188
Net assets, beginning                                                        270,188                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             22,977   $            270,188
                                                                ====================   ====================
Units sold                                                                    13,246                520,945
Units redeemed                                                              (250,614)              (262,939)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (237,368)               258,006
Units outstanding, beginning                                                 258,006                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     20,638                258,006
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            568,610
Cost of units redeemed/account charges                                                             (552,659)
Net investment income (loss)                                                                         (2,455)
Net realized gain (loss)                                                                              8,973
Realized gain distributions                                                                           2,452
Net change in unrealized appreciation (depreciation)                                                 (1,944)
                                                                                       --------------------
Net assets                                                                             $             22,977
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                21   $            23              1.25%              6.3%
12/31/2011                        1.05               258               270              1.25%             -1.9%
12/31/2010                        1.07                 0                 0              1.25%              6.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%              6.6%
12/31/2011                        1.05                 0                 0              1.00%             -1.7%
12/31/2010                        1.07                 0                 0              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.75%              6.8%
12/31/2011                        1.05                 0                 0              0.75%             -1.4%
12/31/2010                        1.07                 0                 0              0.75%              6.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.50%              7.1%
12/31/2011                        1.06                 0                 0              0.50%             -1.2%
12/31/2010                        1.07                 0                 0              0.50%              6.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%              7.4%
12/31/2011                        1.06                 0                 0              0.25%             -0.9%
12/31/2010                        1.07                 0                 0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.00%              7.7%
12/31/2011                        1.06                 0                 0              0.00%             -0.7%
12/31/2010                        1.07                 0                 0              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               1.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Invesco Capital Development Fund R5 Class - 00143M547

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        20,932   $        19,327               729
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        20,932
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        20,932            21,092   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $        20,932            21,092
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (144)
                                                                                           ---------------
Net investment income (loss)                                                                          (144)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                18
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,605
                                                                                           ---------------
Net gain (loss)                                                                                      1,623
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,479
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (144)  $                 --
Net realized gain (loss)                                                          18                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,605                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,479                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      19,737                     --
Cost of units redeemed                                                          (284)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           19,453                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,932                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             20,932   $                 --
                                                                ====================   ====================
Units sold                                                                    21,387                     --
Units redeemed                                                                  (295)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,092                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     21,092                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             19,737
Cost of units redeemed/account charges                                                                 (284)
Net investment income (loss)                                                                           (144)
Net realized gain (loss)                                                                                 18
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,605
                                                                                       --------------------
Net assets                                                                             $             20,932
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                21   $            21              1.25%             -0.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              1.00%             -0.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%             -0.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.50%             -0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%              0.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Invesco Comstock Fund R Class - 00143M679 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Invesco Comstock Fund A Class - 00143M711 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Invesco Diversified Dividend Investor Class - 001413194

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,242,625   $     2,186,988           166,850
                                                                         ===============   ===============
Receivables: investments sold                                    3,189
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,245,814
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,245,814         2,110,218   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
Total                                                  $     2,245,814         2,110,218
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        14,153
Mortality & expense charges                                                                         (4,644)
                                                                                           ---------------
Net investment income (loss)                                                                         9,509
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             8,526
Realized gain distributions                                                                         33,822
Net change in unrealized appreciation (depreciation)                                                58,464
                                                                                           ---------------
Net gain (loss)                                                                                    100,812
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       110,321
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,509   $                159
Net realized gain (loss)                                                       8,526                 (2,968)
Realized gain distributions                                                   33,822                    490
Net change in unrealized appreciation (depreciation)                          58,464                 (2,827)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            110,321                 (5,146)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,418,891                 69,845
Cost of units redeemed                                                      (326,052)               (21,965)
Account charges                                                                  (79)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,092,760                 47,879
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,203,081                 42,733
Net assets, beginning                                                         42,733                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,245,814   $             42,733
                                                                ====================   ====================
Units sold                                                                 2,379,851                 71,672
Units redeemed                                                              (316,113)               (25,192)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,063,738                 46,480
Units outstanding, beginning                                                  46,480                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,110,218                 46,480
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,488,736
Cost of units redeemed/account charges                                                             (348,097)
Net investment income (loss)                                                                          9,668
Net realized gain (loss)                                                                              5,558
Realized gain distributions                                                                          34,312
Net change in unrealized appreciation (depreciation)                                                 55,637
                                                                                       --------------------
Net assets                                                                             $          2,245,814
                                                                                       ====================


------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06             2,110   $         2,246              1.25%             15.8%
12/31/2011                        0.92                46                43              1.25%             -8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%             16.0%
12/31/2011                        0.92                 0                 0              1.00%             -7.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%             16.3%
12/31/2011                        0.92                 0                 0              0.75%             -7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%             16.6%
12/31/2011                        0.92                 0                 0              0.50%             -7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%             16.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.00%             17.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Invesco Diversified Dividend Advisor Class - 001413541

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,189,218   $     2,148,789           162,716
                                                                         ===============   ===============
Receivables: investments sold                                    2,570
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,191,788
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,239,965         1,165,196   $          1.06
Band 100                                                        34,467            32,253              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                         917,356           844,152              1.09
                                                       ---------------   ---------------
Total                                                  $     2,191,788         2,041,601
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        20,935
Mortality & expense charges                                                                         (8,209)
                                                                                           ---------------
Net investment income (loss)                                                                        12,726
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,246
Realized gain distributions                                                                         29,255
Net change in unrealized appreciation (depreciation)                                                54,898
                                                                                           ---------------
Net gain (loss)                                                                                     88,399
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       101,125
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,726   $              1,004
Net realized gain (loss)                                                       4,246                 (8,004)
Realized gain distributions                                                   29,255                  3,315
Net change in unrealized appreciation (depreciation)                          54,898                (14,469)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            101,125                (18,154)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,541,986                387,557
Cost of units redeemed                                                      (734,546)               (82,841)
Account charges                                                               (1,970)                (1,369)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,805,470                303,347
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,906,595                285,193
Net assets, beginning                                                        285,193                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,191,788   $            285,193
                                                                ====================   ====================

Units sold                                                                 2,463,725                403,323
Units redeemed                                                              (732,189)               (93,258)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,731,536                310,065
Units outstanding, beginning                                                 310,065                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,041,601                310,065
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,929,543
Cost of units redeemed/account charges                                                             (820,726)
Net investment income (loss)                                                                         13,730
Net realized gain (loss)                                                                             (3,758)
Realized gain distributions                                                                          32,570
Net change in unrealized appreciation (depreciation)                                                 40,429
                                                                                       --------------------
Net assets                                                                             $          2,191,788
                                                                                       ====================

-----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06             1,165   $         1,240              1.25%             15.7%
12/31/2011                        0.92               280               258              1.25%             -8.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                32   $            34              1.00%             16.0%
12/31/2011                        0.92                30                27              1.00%             -7.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%             16.3%
12/31/2011                        0.92                 0                 0              0.75%             -7.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%             16.6%
12/31/2011                        0.92                 0                 0              0.50%             -7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%             16.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               844   $           917              0.00%             17.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Invesco Dynamics Fund Investor Class - 00142C243

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       417,364   $       343,773            18,049
                                                                         ===============   ===============
Receivables: investments sold                                      128
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       417,492
                                                       ===============
                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       417,492           145,968   $          2.86
Band 100                                                            --                --              2.93
Band 75                                                             --                --              3.00
Band 50                                                             --                --              3.07
Band 25                                                             --                --              3.14
Band 0                                                              --                --              3.57
                                                       ---------------   ---------------
Total                                                  $       417,492           145,968
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,015
Mortality & expense charges                                                                         (5,769)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,754)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            26,591
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                23,107
                                                                                           ---------------
Net gain (loss)                                                                                     49,698
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        47,944
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,754)  $              6,385
Net realized gain (loss)                                                      26,591                 14,140
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          23,107                (41,391)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             47,944                (20,866)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       7,228                 61,355
Cost of units redeemed                                                      (140,423)              (223,762)
Account charges                                                                  (10)                  (277)
                                                                --------------------   --------------------
Increase (decrease)                                                         (133,205)              (162,684)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (85,261)              (183,550)
Net assets, beginning                                                        502,753                686,303
                                                                --------------------   --------------------
Net assets, ending                                              $            417,492   $            502,753
                                                                ====================   ====================
Units sold                                                                    16,828                 22,891
Units redeemed                                                               (66,851)               (79,506)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (50,023)               (56,615)
Units outstanding, beginning                                                 195,991                252,606
                                                                --------------------   --------------------
Units outstanding, ending                                                    145,968                195,991
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,396,203
Cost of units redeemed/account charges                                                           (1,119,841)
Net investment income (loss)                                                                        (33,000)
Net realized gain (loss)                                                                            100,539
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 73,591
                                                                                       --------------------
Net assets                                                                             $            417,492
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.86               146   $           417              1.25%             11.5%
12/31/2011                        2.57               196               503              1.25%             -5.6%
12/31/2010                        2.72               253               686              1.25%             21.9%
12/31/2009                        2.23               243               541              1.25%             41.1%
12/31/2008                        1.58               238               376              1.25%            -47.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.93                 0   $             0              1.00%             11.8%
12/31/2011                        2.62                 0                 0              1.00%             -5.3%
12/31/2010                        2.77                 0                 0              1.00%             22.2%
12/31/2009                        2.26                 0                 0              1.00%             41.4%
12/31/2008                        1.60                 0                 0              1.00%            -47.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.00                 0   $             0              0.75%             12.1%
12/31/2011                        2.67                 0                 0              0.75%             -5.1%
12/31/2010                        2.82                 0                 0              0.75%             22.5%
12/31/2009                        2.30                 0                 0              0.75%             41.8%
12/31/2008                        1.62                 0                 0              0.75%            -47.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.07                 0   $             0              0.50%             12.3%
12/31/2011                        2.73                 0                 0              0.50%             -4.9%
12/31/2010                        2.87                 0                 0              0.50%             22.8%
12/31/2009                        2.34                 0                 0              0.50%             42.2%
12/31/2008                        1.64                 0                 0              0.50%            -47.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.14                 0   $             0              0.25%             12.6%
12/31/2011                        2.79                 0                 0              0.25%             -4.6%
12/31/2010                        2.92                 0                 0              0.25%             23.2%
12/31/2009                        2.37                 0                 0              0.25%             42.5%
12/31/2008                        1.66                 0                 0              0.25%            -47.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.57                 0   $             0              0.00%             12.9%
12/31/2011                        3.16                 0                 0              0.00%             -4.4%
12/31/2010                        3.31                 0                 0              0.00%             23.5%
12/31/2009                        2.68                 0                 0              0.00%             42.9%
12/31/2008                        1.88                 0                 0              0.00%            -47.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               2.4%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Invesco Dynamics Fund A Class - 00142C284

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        32,499   $        30,928             1,413
                                                                         ===============   ===============
Receivables: investments sold                                      206
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        32,705
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        32,705            30,852   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.12
                                                       ---------------   ---------------
Total                                                  $        32,705            30,852
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           312
Mortality & expense charges                                                                           (354)
                                                                                           ---------------
Net investment income (loss)                                                                           (42)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                11
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,884
                                                                                           ---------------
Net gain (loss)                                                                                      2,895
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,853
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (42)  $                477
Net realized gain (loss)                                                          11                    123
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,884                 (1,677)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,853                 (1,077)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       6,870                 23,676
Cost of units redeemed                                                           (51)                (1,778)
Account charges                                                                   (6)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,813                 21,894
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,666                 20,817
Net assets, beginning                                                         23,039                  2,222
                                                                --------------------   --------------------
Net assets, ending                                              $             32,705   $             23,039
                                                                ====================   ====================

Units sold                                                                     6,747                 23,970
Units redeemed                                                                  (128)                (1,944)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,619                 22,026
Units outstanding, beginning                                                  24,233                  2,207
                                                                --------------------   --------------------
Units outstanding, ending                                                     30,852                 24,233
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             32,419
Cost of units redeemed/account charges                                                               (1,839)
Net investment income (loss)                                                                            420
Net realized gain (loss)                                                                                134
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,571
                                                                                       --------------------
Net assets                                                                             $             32,705
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                31   $            33              1.25%             11.5%
12/31/2011                        0.95                24                23              1.25%             -5.6%
12/31/2010                        1.01                 2                 2              1.25%             21.9%
12/31/2009                        0.83                 0                 0              1.25%             41.1%
12/31/2008                        0.59                 0                 0              1.25%            -41.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%             11.8%
12/31/2011                        0.96                 0                 0              1.00%             -5.3%
12/31/2010                        1.01                 0                 0              1.00%             22.2%
12/31/2009                        0.83                 0                 0              1.00%             41.4%
12/31/2008                        0.59                 0                 0              1.00%            -41.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%             12.1%
12/31/2011                        0.97                 0                 0              0.75%             -5.1%
12/31/2010                        1.02                 0                 0              0.75%             22.5%
12/31/2009                        0.83                 0                 0              0.75%             41.8%
12/31/2008                        0.59                 0                 0              0.75%            -41.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             12.3%
12/31/2011                        0.98                 0                 0              0.50%             -4.9%
12/31/2010                        1.03                 0                 0              0.50%             22.8%
12/31/2009                        0.84                 0                 0              0.50%             42.2%
12/31/2008                        0.59                 0                 0              0.50%            -41.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             12.6%
12/31/2011                        0.99                 0                 0              0.25%             -4.6%
12/31/2010                        1.03                 0                 0              0.25%             23.2%
12/31/2009                        0.84                 0                 0              0.25%             42.5%
12/31/2008                        0.59                 0                 0              0.25%            -41.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.00%             12.9%
12/31/2011                        1.00                 0                 0              0.00%             -4.4%
12/31/2010                        1.04                 0                 0              0.00%             23.5%
12/31/2009                        0.84                 0                 0              0.00%             42.9%
12/31/2008                        0.59                 0                 0              0.00%            -41.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               5.1%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Invesco Energy Fund Investor Class - 00142F105

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,088,129   $     1,996,237            55,969
                                                                         ===============   ===============
Receivables: investments sold                                      111
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,088,240
                                                       ===============
                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,088,240           821,819   $          2.54
Band 100                                                            --                --              2.60
Band 75                                                             --                --              2.66
Band 50                                                             --                --              2.72
Band 25                                                             --                --              2.79
Band 0                                                              --                --              2.94
                                                       ---------------   ---------------
Total                                                  $     2,088,240           821,819
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (24,442)
                                                                                           ---------------
Net investment income (loss)                                                                       (24,442)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            15,400
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (41,542)
                                                                                           ---------------
Net gain (loss)                                                                                    (26,142)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (50,584)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (24,442)  $            (24,570)
Net realized gain (loss)                                                      15,400                 42,013
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (41,542)              (239,654)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (50,584)              (222,211)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     633,241                763,538
Cost of units redeemed                                                      (333,519)              (473,884)
Account charges                                                                 (281)                  (353)
                                                                --------------------   --------------------
Increase (decrease)                                                          299,441                289,301
                                                                --------------------   --------------------
Net increase (decrease)                                                      248,857                 67,090
Net assets, beginning                                                      1,839,383              1,772,293
                                                                --------------------   --------------------
Net assets, ending                                              $          2,088,240   $          1,839,383
                                                                ====================   ====================
Units sold                                                                   252,498                261,797
Units redeemed                                                              (135,532)              (171,921)
                                                                --------------------   --------------------
Net increase (decrease)                                                      116,966                 89,876
Units outstanding, beginning                                                 704,853                614,977
                                                                --------------------   --------------------
Units outstanding, ending                                                    821,819                704,853
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,666,004
Cost of units redeemed/account charges                                                           (3,702,678)
Net investment income (loss)                                                                       (128,038)
Net realized gain (loss)                                                                           (292,756)
Realized gain distributions                                                                         453,816
Net change in unrealized appreciation (depreciation)                                                 91,892
                                                                                       --------------------
Net assets                                                                             $          2,088,240
                                                                                       ====================

-----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.54               822   $         2,088              1.25%             -2.6%
12/31/2011                        2.61               705             1,839              1.25%             -9.4%
12/31/2010                        2.88               615             1,772              1.25%             15.2%
12/31/2009                        2.50               519             1,297              1.25%             42.3%
12/31/2008                        1.76               555               976              1.25%            -44.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.60                 0   $             0              1.00%             -2.4%
12/31/2011                        2.66                 0                 0              1.00%             -9.2%
12/31/2010                        2.93                 0                 0              1.00%             15.5%
12/31/2009                        2.54                 0                 0              1.00%             42.6%
12/31/2008                        1.78                 0                 0              1.00%            -44.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.66                 0   $             0              0.75%             -2.1%
12/31/2011                        2.72                 0                 0              0.75%             -9.0%
12/31/2010                        2.99                 0                 0              0.75%             15.8%
12/31/2009                        2.58                 0                 0              0.75%             43.0%
12/31/2008                        1.80                 0                 0              0.75%            -44.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.72                 0   $             0              0.50%             -1.9%
12/31/2011                        2.78                 0                 0              0.50%             -8.8%
12/31/2010                        3.04                 0                 0              0.50%             16.1%
12/31/2009                        2.62                 0                 0              0.50%             43.3%
12/31/2008                        1.83                 0                 0              0.50%            -44.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.79                 0   $             0              0.25%             -1.6%
12/31/2011                        2.83                 0                 0              0.25%             -8.5%
12/31/2010                        3.10                 0                 0              0.25%             16.4%
12/31/2009                        2.66                 0                 0              0.25%             43.7%
12/31/2008                        1.85                 0                 0              0.25%            -44.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.94                 0   $             0              0.00%             -1.4%
12/31/2011                        2.99                 0                 0              0.00%             -8.3%
12/31/2010                        3.26                 0                 0              0.00%             16.7%
12/31/2009                        2.79                 0                 0              0.00%             44.1%
12/31/2008                        1.94                 0                 0              0.00%            -44.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.1%
                2009               0.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     Invesco Energy Fund A Class - 00142F204

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,271,533   $     3,322,810            87,536
                                                                         ===============   ===============
Receivables: investments sold                                    5,839
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,277,372
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,140,631         1,029,103   $          3.05
Band 100                                                        62,226            19,924              3.12
Band 75                                                             --                --              3.20
Band 50                                                             --                --              3.27
Band 25                                                             --                --              3.35
Band 0                                                          74,515            21,624              3.45
                                                       ---------------   ---------------
Total                                                  $     3,277,372         1,070,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (40,651)
                                                                                           ---------------
Net investment income (loss)                                                                       (40,651)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            43,436
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (103,548)
                                                                                           ---------------
Net gain (loss)                                                                                    (60,112)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (100,763)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (40,651)  $            (44,953)
Net realized gain (loss)                                                      43,436                237,321
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (103,548)              (591,463)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (100,763)              (399,095)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     985,020              1,783,017
Cost of units redeemed                                                    (1,142,672)            (1,250,936)
Account charges                                                               (1,493)                (1,747)
                                                                --------------------   --------------------
Increase (decrease)                                                         (159,145)               530,334
                                                                --------------------   --------------------
Net increase (decrease)                                                     (259,908)               131,239
Net assets, beginning                                                      3,537,280              3,406,041
                                                                --------------------   --------------------
Net assets, ending                                              $          3,277,372   $          3,537,280
                                                                ====================   ====================
Units sold                                                                   375,742                567,701
Units redeemed                                                              (429,961)              (423,935)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (54,219)               143,766
Units outstanding, beginning                                               1,124,870                981,104
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,070,651              1,124,870
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,249,616
Cost of units redeemed/account charges                                                           (5,500,939)
Net investment income (loss)                                                                       (175,877)
Net realized gain (loss)                                                                           (563,064)
Realized gain distributions                                                                         318,913
Net change in unrealized appreciation (depreciation)                                                (51,277)
                                                                                       --------------------
Net assets                                                                             $          3,277,372
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.05             1,029   $         3,141              1.25%             -2.6%
12/31/2011                        3.13             1,080             3,387              1.25%             -9.4%
12/31/2010                        3.46               936             3,238              1.25%             15.2%
12/31/2009                        3.00               834             2,505              1.25%             42.3%
12/31/2008                        2.11               677             1,429              1.25%            -44.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.12                20   $            62              1.00%             -2.4%
12/31/2011                        3.20                17                55              1.00%             -9.2%
12/31/2010                        3.52                19                67              1.00%             15.5%
12/31/2009                        3.05                21                64              1.00%             42.7%
12/31/2008                        2.14                17                36              1.00%            -44.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.20                 0   $             0              0.75%             -2.2%
12/31/2011                        3.27                 0                 0              0.75%             -9.0%
12/31/2010                        3.59                 0                 0              0.75%             15.8%
12/31/2009                        3.10                 0                 0              0.75%             43.0%
12/31/2008                        2.17                 0                 0              0.75%            -44.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.27                 0   $             0              0.50%             -1.9%
12/31/2011                        3.34                 0                 0              0.50%             -8.7%
12/31/2010                        3.65                 0                 0              0.50%             16.1%
12/31/2009                        3.15                 0                 0              0.50%             43.4%
12/31/2008                        2.20                 0                 0              0.50%            -44.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.35                 0   $             0              0.25%             -1.7%
12/31/2011                        3.40                 0                 0              0.25%             -8.5%
12/31/2010                        3.72                 0                 0              0.25%             16.3%
12/31/2009                        3.20                 0                 0              0.25%             43.8%
12/31/2008                        2.22                 0                 0              0.25%            -44.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.45                22   $            75              0.00%             -1.4%
12/31/2011                        3.50                27                95              0.00%             -8.3%
12/31/2010                        3.81                27               101              0.00%             16.6%
12/31/2009                        3.27                21                67              0.00%             44.1%
12/31/2008                        2.27                20                46              0.00%            -44.0%

The  following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.1%
                2009               0.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Invesco Global Health Care Fund A Class - 00141T106


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       538,338   $       514,952            17,956
                                                                         ===============   ===============
Receivables: investments sold                                    8,791
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       547,129
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       529,892           303,020   $          1.75
Band 100                                                        17,237             9,632              1.79
Band 75                                                             --                --              1.83
Band 50                                                             --                --              1.87
Band 25                                                             --                --              1.92
Band 0                                                              --                --              1.97
                                                       ---------------   ---------------
Total                                                  $       547,129           312,652
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,123
Mortality & expense charges                                                                         (6,356)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,233)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            26,742
Realized gain distributions                                                                         38,720
Net change in unrealized appreciation (depreciation)                                                29,804
                                                                                           ---------------
Net gain (loss)                                                                                     95,266
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        91,033
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,233)  $             (3,309)
Net realized gain (loss)                                                      26,742                 26,049
Realized gain distributions                                                   38,720                  8,659
Net change in unrealized appreciation (depreciation)                          29,804                (33,640)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             91,033                 (2,241)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     302,849                249,027
Cost of units redeemed                                                      (348,010)              (101,539)
Account charges                                                                 (101)                  (153)
                                                                --------------------   --------------------
Increase (decrease)                                                          (45,262)               147,335
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,771                145,094
Net assets, beginning                                                        501,358                356,264
                                                                --------------------   --------------------
Net assets, ending                                              $            547,129   $            501,358
                                                                ====================   ====================
Units sold                                                                   208,011                178,790
Units redeemed                                                              (236,995)               (86,790)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (28,984)                92,000
Units outstanding, beginning                                                 341,636                249,636
                                                                --------------------   --------------------
Units outstanding, ending                                                    312,652                341,636
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,197,115
Cost of units redeemed/account charges                                                             (764,459)
Net investment income (loss)                                                                        (13,989)
Net realized gain (loss)                                                                             50,873
Realized gain distributions                                                                          54,203
Net change in unrealized appreciation (depreciation)                                                 23,386
                                                                                       --------------------
Net assets                                                                             $            547,129
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75               303   $           530              1.25%             19.3%
12/31/2011                        1.47               331               486              1.25%              2.9%
12/31/2010                        1.43               239               341              1.25%              3.4%
12/31/2009                        1.38               152               209              1.25%             25.9%
12/31/2008                        1.10                42                46              1.25%            -29.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79                10   $            17              1.00%             19.6%
12/31/2011                        1.50                 9                14              1.00%              3.1%
12/31/2010                        1.45                 9                13              1.00%              3.6%
12/31/2009                        1.40                 9                13              1.00%             26.2%
12/31/2008                        1.11                 7                 8              1.00%            -29.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                 0   $             0              0.75%             19.9%
12/31/2011                        1.53                 0                 0              0.75%              3.4%
12/31/2010                        1.48                 0                 0              0.75%              3.9%
12/31/2009                        1.42                 0                 0              0.75%             26.5%
12/31/2008                        1.12                 0                 0              0.75%            -28.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.87                 0   $             0              0.50%             20.2%
12/31/2011                        1.56                 0                 0              0.50%              3.6%
12/31/2010                        1.51                 0                 0              0.50%              4.1%
12/31/2009                        1.45                 0                 0              0.50%             26.8%
12/31/2008                        1.14                 0                 0              0.50%            -28.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.92                 0   $             0              0.25%             20.5%
12/31/2011                        1.59                 0                 0              0.25%              3.9%
12/31/2010                        1.53                 0                 0              0.25%              4.4%
12/31/2009                        1.47                 0                 0              0.25%             27.1%
12/31/2008                        1.15                 0                 0              0.25%            -28.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.97                 0   $             0              0.00%             20.8%
12/31/2011                        1.63                 1                 2              0.00%              4.1%
12/31/2010                        1.57                 1                 2              0.00%              4.7%
12/31/2009                        1.50                 1                 1              0.00%             27.5%
12/31/2008                        1.18                 4                 5              0.00%            -28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%
                2011               0.6%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Invesco Global Health Care Fund Investor Class - 00141T171

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       130,783   $       110,677             4,292
                                                                         ===============   ===============
Receivables: investments sold                                       61
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       130,844
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       130,844            88,511   $          1.48
Band 100                                                            --                --              1.51
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.62
Band 0                                                              --                --              1.71
                                                       ---------------   ---------------
Total                                                  $       130,844            88,511
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           486
Mortality & expense charges                                                                         (2,268)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,782)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            31,494
Realized gain distributions                                                                          8,875
Net change in unrealized appreciation (depreciation)                                               (12,049)
                                                                                           ---------------
Net gain (loss)                                                                                     28,320
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        26,538
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,782)  $             (2,637)
Net realized gain (loss)                                                      31,494                 (1,633)
Realized gain distributions                                                    8,875                  4,937
Net change in unrealized appreciation (depreciation)                         (12,049)                10,593
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,538                 11,260
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      35,244                 57,163
Cost of units redeemed                                                      (184,845)              (149,402)
Account charges                                                                   (9)                   (57)
                                                                --------------------   --------------------
Increase (decrease)                                                         (149,610)               (92,296)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (123,072)               (81,036)
Net assets, beginning                                                        253,916                334,952
                                                                --------------------   --------------------
Net assets, ending                                              $            130,844   $            253,916
                                                                ====================   ====================
Units sold                                                                    25,875                 45,565
Units redeemed                                                              (142,216)              (118,748)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (116,341)               (73,183)
Units outstanding, beginning                                                 204,852                278,035
                                                                --------------------   --------------------
Units outstanding, ending                                                     88,511                204,852
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,096,258
Cost of units redeemed/account charges                                                           (1,073,987)
Net investment income (loss)                                                                        (26,434)
Net realized gain (loss)                                                                             11,862
Realized gain distributions                                                                         103,039
Net change in unrealized appreciation (depreciation)                                                 20,106
                                                                                       --------------------
Net assets                                                                             $            130,844
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                89   $           131              1.25%             19.3%
12/31/2011                        1.24               205               254              1.25%              2.9%
12/31/2010                        1.20               278               335              1.25%              3.3%
12/31/2009                        1.17               273               318              1.25%             25.9%
12/31/2008                        0.93               354               328              1.25%            -29.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              1.00%             19.6%
12/31/2011                        1.27                 0                 0              1.00%              3.1%
12/31/2010                        1.23                 0                 0              1.00%              3.6%
12/31/2009                        1.18                 0                 0              1.00%             26.2%
12/31/2008                        0.94                 0                 0              1.00%            -29.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.75%             19.9%
12/31/2011                        1.29                 0                 0              0.75%              3.4%
12/31/2010                        1.25                 0                 0              0.75%              3.8%
12/31/2009                        1.20                 0                 0              0.75%             26.5%
12/31/2008                        0.95                 0                 0              0.75%            -28.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.50%             20.2%
12/31/2011                        1.32                 0                 0              0.50%              3.7%
12/31/2010                        1.27                 0                 0              0.50%              4.1%
12/31/2009                        1.22                 0                 0              0.50%             26.8%
12/31/2008                        0.96                 0                 0              0.50%            -28.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.25%             20.5%
12/31/2011                        1.35                 0                 0              0.25%              3.9%
12/31/2010                        1.30                 0                 0              0.25%              4.4%
12/31/2009                        1.24                 0                 0              0.25%             27.1%
12/31/2008                        0.98                 0                 0              0.25%            -28.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.00%             20.8%
12/31/2011                        1.42                 0                 0              0.00%              4.2%
12/31/2010                        1.36                 0                 0              0.00%              4.6%
12/31/2009                        1.30                 0                 0              0.00%             27.4%
12/31/2008                        1.02                 0                 0              0.00%            -28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.3%
                2011               0.5%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Invesco Global Quantitative Core Fund R5 Class - 00141M374


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       225,664   $       205,765            19,117
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,002)
                                                       ---------------
Net assets                                             $       219,662
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       219,662           264,546   $          0.83
Band 100                                                            --                --              0.84
Band 75                                                             --                --              0.85
Band 50                                                             --                --              0.87
Band 25                                                             --                --              0.88
Band 0                                                              --                --              0.89
                                                       ---------------   ---------------
Total                                                  $       219,662           264,546
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         6,594
Mortality & expense charges                                                                         (3,038)
                                                                                           ---------------
Net investment income (loss)                                                                         3,556
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             9,252
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                14,020
                                                                                           ---------------
Net gain (loss)                                                                                     23,272
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        26,828
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,556   $              1,510
Net realized gain (loss)                                                       9,252                  4,283
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          14,020                (20,360)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,828                (14,567)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      12,856                 51,403
Cost of units redeemed                                                       (56,437)               (79,977)
Account charges                                                                  (36)                   (29)
                                                                --------------------   --------------------
Increase (decrease)                                                          (43,617)               (28,603)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,789)               (43,170)
Net assets, beginning                                                        236,451                279,621
                                                                --------------------   --------------------
Net assets, ending                                              $            219,662   $            236,451
                                                                ====================   ====================
Units sold                                                                    85,121                 66,305
Units redeemed                                                              (141,046)              (110,995)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (55,925)               (44,690)
Units outstanding, beginning                                                 320,471                365,161
                                                                --------------------   --------------------
Units outstanding, ending                                                    264,546                320,471
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,705,197
Cost of units redeemed/account charges                                                           (2,340,478)
Net investment income (loss)                                                                          8,587
Net realized gain (loss)                                                                         (1,314,652)
Realized gain distributions                                                                         141,109
Net change in unrealized appreciation (depreciation)                                                 19,899
                                                                                       --------------------
Net assets                                                                             $            219,662
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.83               265   $           220              1.25%             12.5%
12/31/2011                        0.74               320               236              1.25%             -3.6%
12/31/2010                        0.77               365               280              1.25%             12.3%
12/31/2009                        0.68             2,436             1,660              1.25%             26.9%
12/31/2008                        0.54             3,545             1,905              1.25%            -44.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.84                 0   $             0              1.00%             12.8%
12/31/2011                        0.75                 0                 0              1.00%             -3.4%
12/31/2010                        0.77                 0                 0              1.00%             12.6%
12/31/2009                        0.69                 0                 0              1.00%             27.2%
12/31/2008                        0.54                 0                 0              1.00%            -44.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.85                 0   $             0              0.75%             13.1%
12/31/2011                        0.76                 0                 0              0.75%             -3.2%
12/31/2010                        0.78                 0                 0              0.75%             12.9%
12/31/2009                        0.69                 0                 0              0.75%             27.5%
12/31/2008                        0.54                 0                 0              0.75%            -44.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87                 0   $             0              0.50%             13.4%
12/31/2011                        0.76                 0                 0              0.50%             -2.9%
12/31/2010                        0.79                 0                 0              0.50%             13.2%
12/31/2009                        0.70                 0                 0              0.50%             27.8%
12/31/2008                        0.54                 0                 0              0.50%            -43.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.25%             13.7%
12/31/2011                        0.77                 0                 0              0.25%             -2.7%
12/31/2010                        0.79                 0                 0              0.25%             13.5%
12/31/2009                        0.70                 0                 0              0.25%             28.2%
12/31/2008                        0.55                 0                 0              0.25%            -43.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89                 0   $             0              0.00%             14.0%
12/31/2011                        0.78                 0                 0              0.00%             -2.4%
12/31/2010                        0.80                 0                 0              0.00%             13.8%
12/31/2009                        0.70                 0                 0              0.00%             28.5%
12/31/2008                        0.55                 0                 0              0.00%            -43.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.9%
                2011               1.9%
                2010               0.6%
                2009               3.7%
                2008               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Invesco Global Quantitative Core Fund A Class - 00141M572

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       100,764   $        87,771             8,853
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (14)
                                                       ---------------
Net assets                                             $       100,750
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       100,750            67,782   $          1.49
Band 100                                                            --                --              1.52
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.67
                                                       ---------------   ---------------
Total                                                  $       100,750            67,782
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,372
Mortality & expense charges                                                                         (1,580)
                                                                                           ---------------
Net investment income (loss)                                                                           792
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,113
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 4,647
                                                                                           ---------------
Net gain (loss)                                                                                     10,760
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,552
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                792   $                196
Net realized gain (loss)                                                       6,113                 (2,451)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           4,647                 (5,094)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,552                 (7,349)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      14,454                 33,888
Cost of units redeemed                                                       (75,599)                (7,396)
Account charges                                                                  (56)                   (68)
                                                                --------------------   --------------------
Increase (decrease)                                                          (61,201)                26,424
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,649)                19,075
Net assets, beginning                                                        150,399                131,324
                                                                --------------------   --------------------
Net assets, ending                                              $            100,750   $            150,399
                                                                ====================   ====================
Units sold                                                                    10,288                 24,929
Units redeemed                                                               (55,743)                (6,427)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (45,455)                18,502
Units outstanding, beginning                                                 113,237                 94,735
                                                                --------------------   --------------------
Units outstanding, ending                                                     67,782                113,237
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,568,697
Cost of units redeemed/account charges                                                           (4,942,541)
Net investment income (loss)                                                                        265,098
Net realized gain (loss)                                                                           (418,836)
Realized gain distributions                                                                         615,339
Net change in unrealized appreciation (depreciation)                                                 12,993
                                                                                       --------------------
Net assets                                                                             $            100,750
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                68   $           101              1.25%             11.9%
12/31/2011                        1.33               113               150              1.25%             -4.2%
12/31/2010                        1.39                95               131              1.25%             11.6%
12/31/2009                        1.24                96               119              1.25%             25.9%
12/31/2008                        0.99                96                95              1.25%            -44.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              1.00%             12.2%
12/31/2011                        1.36                 0                 0              1.00%             -3.9%
12/31/2010                        1.41                 0                 0              1.00%             11.9%
12/31/2009                        1.26                 0                 0              1.00%             26.2%
12/31/2008                        1.00                 0                 0              1.00%            -44.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%             12.5%
12/31/2011                        1.38                 0                 0              0.75%             -3.7%
12/31/2010                        1.44                 0                 0              0.75%             12.2%
12/31/2009                        1.28                 0                 0              0.75%             26.5%
12/31/2008                        1.01                 0                 0              0.75%            -44.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.50%             12.8%
12/31/2011                        1.41                 0                 0              0.50%             -3.5%
12/31/2010                        1.46                 0                 0              0.50%             12.4%
12/31/2009                        1.30                 0                 0              0.50%             26.8%
12/31/2008                        1.03                 0                 0              0.50%            -44.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             13.0%
12/31/2011                        1.44                 0                 0              0.25%             -3.2%
12/31/2010                        1.49                 0                 0              0.25%             12.7%
12/31/2009                        1.32                 0                 0              0.25%             27.1%
12/31/2008                        1.04                 0                 0              0.25%            -44.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.00%             13.3%
12/31/2011                        1.47                 0                 0              0.00%             -3.0%
12/31/2010                        1.52                 0                 0              0.00%             13.0%
12/31/2009                        1.34                 0                 0              0.00%             27.5%
12/31/2008                        1.05                 0                 0              0.00%            -43.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               1.4%
                2010               1.3%
                2009               2.1%
                2008               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
              Invesco International Growth Fund R Class - 008882755

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       759,023   $       722,090            26,706
                                                                         ===============   ===============

Receivables: investments sold                                    3,701
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       762,724
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       731,016           671,996   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.16
Band 0                                                          31,708            26,978              1.18
                                                       ---------------   ---------------
Total                                                  $       762,724           698,974
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         6,127
Mortality & expense charges                                                                         (4,131)
                                                                                           ---------------
Net investment income (loss)                                                                         1,996
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             7,859
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                36,950
                                                                                           ---------------
Net gain (loss)                                                                                     44,809
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        46,805
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,996   $               (497)
Net realized gain (loss)                                                       7,859                  4,335
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          36,950                (26,570)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             46,805                (22,732)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     998,211                144,719
Cost of units redeemed                                                      (546,520)              (107,614)
Account charges                                                                 (279)                  (198)
                                                                --------------------   --------------------
Increase (decrease)                                                          451,412                 36,907
                                                                --------------------   --------------------
Net increase (decrease)                                                      498,217                 14,175
Net assets, beginning                                                        264,507                250,332
                                                                --------------------   --------------------
Net assets, ending                                              $            762,724   $            264,507
                                                                ====================   ====================
Units sold                                                                 1,058,304                147,189
Units redeemed                                                              (633,581)              (111,108)
                                                                --------------------   --------------------
Net increase (decrease)                                                      424,723                 36,081
Units outstanding, beginning                                                 274,251                238,170
                                                                --------------------   --------------------
Units outstanding, ending                                                    698,974                274,251
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,459,175
Cost of units redeemed/account charges                                                             (753,539)
Net investment income (loss)                                                                          1,664
Net realized gain (loss)                                                                             18,491
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 36,933
                                                                                       --------------------
Net assets                                                                             $            762,724
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               672   $           731              1.25%             13.4%
12/31/2011                        0.96               252               241              1.25%             -8.4%
12/31/2010                        1.05               221               231              1.25%             10.7%
12/31/2009                        0.95                87                82              1.25%             32.9%
12/31/2008                        0.71                 9                 7              1.25%            -41.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             13.7%
12/31/2011                        0.97                 0                 0              1.00%             -8.2%
12/31/2010                        1.06                 0                 0              1.00%             11.0%
12/31/2009                        0.95                 0                 0              1.00%             33.2%
12/31/2008                        0.72                 0                 0              1.00%            -41.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%             14.0%
12/31/2011                        0.98                 0                 0              0.75%             -7.9%
12/31/2010                        1.07                 0                 0              0.75%             11.3%
12/31/2009                        0.96                 0                 0              0.75%             33.6%
12/31/2008                        0.72                 0                 0              0.75%            -41.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.50%             14.3%
12/31/2011                        1.00                 0                 0              0.50%             -7.7%
12/31/2010                        1.08                 0                 0              0.50%             11.6%
12/31/2009                        0.97                 0                 0              0.50%             33.9%
12/31/2008                        0.72                 0                 0              0.50%            -41.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             14.6%
12/31/2011                        1.01                 0                 0              0.25%             -7.5%
12/31/2010                        1.09                 0                 0              0.25%             11.8%
12/31/2009                        0.98                 0                 0              0.25%             34.2%
12/31/2008                        0.73                 0                 0              0.25%            -41.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                27   $            32              0.00%             14.8%
12/31/2011                        1.02                23                23              0.00%             -7.2%
12/31/2010                        1.10                17                19              0.00%             12.1%
12/31/2009                        0.98                 0                 0              0.00%             34.6%
12/31/2008                        0.73                 0                 0              0.00%            -40.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.0%
                2010               1.1%
                2009               1.3%
                2008               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Invesco International Growth Fund R5 Class - 008882771

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,794,654   $     2,509,502            95,771
                                                                         ===============   ===============
Receivables: investments sold                                    3,803
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,798,457
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       722,000           636,660   $          1.13
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.21
Band 0                                                       2,076,457         1,694,689              1.23
                                                       ---------------   ---------------
Total                                                  $     2,798,457         2,331,349
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        35,100
Mortality & expense charges                                                                         (9,706)
                                                                                           ---------------
Net investment income (loss)                                                                        25,394
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            23,976
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               329,390
                                                                                           ---------------
Net gain (loss)                                                                                    353,366
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       378,760
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             25,394   $             35,272
Net realized gain (loss)                                                      23,976                 83,569
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         329,390               (329,606)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            378,760               (210,765)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     369,447                442,971
Cost of units redeemed                                                      (684,300)              (497,289)
Account charges                                                                 (447)                  (498)
                                                                --------------------   --------------------
Increase (decrease)                                                         (315,300)               (54,816)
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,460               (265,581)
Net assets, beginning                                                      2,734,997              3,000,578
                                                                --------------------   --------------------
Net assets, ending                                              $          2,798,457   $          2,734,997
                                                                ====================   ====================
Units sold                                                                   360,431                413,900
Units redeemed                                                              (664,624)              (463,739)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (304,193)               (49,839)
Units outstanding, beginning                                               2,635,542              2,685,381
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,331,349              2,635,542
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,409,173
Cost of units redeemed/account charges                                                           (3,947,045)
Net investment income (loss)                                                                         99,598
Net realized gain (loss)                                                                            (82,714)
Realized gain distributions                                                                          34,293
Net change in unrealized appreciation (depreciation)                                                285,152
                                                                                       --------------------
Net assets                                                                             $          2,798,457
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13               637   $           722              1.25%             14.1%
12/31/2011                        0.99               889               883              1.25%             -7.8%
12/31/2010                        1.08               833               898              1.25%             11.4%
12/31/2009                        0.97               675               653              1.25%             33.8%
12/31/2008                        0.72               514               371              1.25%            -41.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             14.4%
12/31/2011                        1.01                 0                 0              1.00%             -7.5%
12/31/2010                        1.09                 0                 0              1.00%             11.7%
12/31/2009                        0.97                 0                 0              1.00%             34.2%
12/31/2008                        0.73                 0                 0              1.00%            -41.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             14.7%
12/31/2011                        1.02                 0                 0              0.75%             -7.3%
12/31/2010                        1.10                 0                 0              0.75%             12.0%
12/31/2009                        0.98                 0                 0              0.75%             34.5%
12/31/2008                        0.73                 0                 0              0.75%            -40.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             15.0%
12/31/2011                        1.03                 0                 0              0.50%             -7.1%
12/31/2010                        1.11                 0                 0              0.50%             12.3%
12/31/2009                        0.99                 0                 0              0.50%             34.9%
12/31/2008                        0.73                 0                 0              0.50%            -40.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.25%             15.3%
12/31/2011                        1.05                 0                 0              0.25%             -6.9%
12/31/2010                        1.12                 0                 0              0.25%             12.6%
12/31/2009                        1.00                 0                 0              0.25%             35.2%
12/31/2008                        0.74                 0                 0              0.25%            -40.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23             1,695   $         2,076              0.00%             15.6%
12/31/2011                        1.06             1,747             1,852              0.00%             -6.6%
12/31/2010                        1.14             1,852             2,103              0.00%             12.8%
12/31/2009                        1.01                 0                 0              0.00%             35.5%
12/31/2008                        0.74                 0                 0              0.00%            -40.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.6%
                2010               2.2%
                2009               1.8%
                2008               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Invesco Leisure Fund A Class - 00142F758

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       142,049   $       141,131             3,944
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (22)
                                                       ---------------
Net assets                                             $       142,027
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       142,027            82,033   $          1.73
Band 100                                                            --                --              1.77
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.86
Band 25                                                             --                --              1.90
Band 0                                                              --                --              1.97
                                                       ---------------   ---------------
Total                                                  $       142,027            82,033
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           195
Mortality & expense charges                                                                         (1,085)
                                                                                           ---------------
Net investment income (loss)                                                                          (890)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,009
Realized gain distributions                                                                         16,281
Net change in unrealized appreciation (depreciation)                                                 1,763
                                                                                           ---------------
Net gain (loss)                                                                                     22,053
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        21,163
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (890)  $               (744)
Net realized gain (loss)                                                       4,009                  5,680
Realized gain distributions                                                   16,281                  1,552
Net change in unrealized appreciation (depreciation)                           1,763                 (8,974)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,163                 (2,486)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     105,957                 15,427
Cost of units redeemed                                                       (33,325)               (43,815)
Account charges                                                                  (32)                   (37)
                                                                --------------------   --------------------
Increase (decrease)                                                           72,600                (28,425)
                                                                --------------------   --------------------
Net increase (decrease)                                                       93,763                (30,911)
Net assets, beginning                                                         48,264                 79,175
                                                                --------------------   --------------------
Net assets, ending                                              $            142,027   $             48,264
                                                                ====================   ====================
Units sold                                                                    67,709                 10,735
Units redeemed                                                               (20,417)               (30,063)
                                                                --------------------   --------------------
Net increase (decrease)                                                       47,292                (19,328)
Units outstanding, beginning                                                  34,741                 54,069
                                                                --------------------   --------------------
Units outstanding, ending                                                     82,033                 34,741
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            343,590
Cost of units redeemed/account charges                                                             (203,434)
Net investment income (loss)                                                                         (2,648)
Net realized gain (loss)                                                                            (25,330)
Realized gain distributions                                                                          28,931
Net change in unrealized appreciation (depreciation)                                                    918
                                                                                       --------------------
Net assets                                                                             $            142,027
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73                82   $           142              1.25%             24.6%
12/31/2011                        1.39                35                48              1.25%             -5.1%
12/31/2010                        1.46                54                79              1.25%             20.1%
12/31/2009                        1.22                31                38              1.25%             30.0%
12/31/2008                        0.94                38                35              1.25%            -43.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.77                 0   $             0              1.00%             24.9%
12/31/2011                        1.42                 0                 0              1.00%             -4.9%
12/31/2010                        1.49                 0                 0              1.00%             20.4%
12/31/2009                        1.24                 0                 0              1.00%             30.3%
12/31/2008                        0.95                 0                 0              1.00%            -43.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.81                 0   $             0              0.75%             25.2%
12/31/2011                        1.45                 0                 0              0.75%             -4.7%
12/31/2010                        1.52                 0                 0              0.75%             20.7%
12/31/2009                        1.26                 0                 0              0.75%             30.6%
12/31/2008                        0.96                 0                 0              0.75%            -43.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.86                 0   $             0              0.50%             25.6%
12/31/2011                        1.48                 0                 0              0.50%             -4.4%
12/31/2010                        1.55                 0                 0              0.50%             21.1%
12/31/2009                        1.28                 0                 0              0.50%             30.9%
12/31/2008                        0.98                 0                 0              0.50%            -43.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.90                 0   $             0              0.25%             25.9%
12/31/2011                        1.51                 0                 0              0.25%             -4.2%
12/31/2010                        1.57                 0                 0              0.25%             21.4%
12/31/2009                        1.30                 0                 0              0.25%             31.3%
12/31/2008                        0.99                 0                 0              0.25%            -42.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.97                 0   $             0              0.00%             26.2%
12/31/2011                        1.56                 0                 0              0.00%             -3.9%
12/31/2010                        1.63                 0                 0              0.00%             21.7%
12/31/2009                        1.34                 0                 0              0.00%             31.6%
12/31/2008                        1.02                 0                 0              0.00%            -42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.0%
                2010               0.2%
                2009               1.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Invesco Mid Cap Core Equity Fund R Class - 00141M598

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,472,281   $     4,325,985           212,949
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (338)
                                                       ---------------
Net assets                                             $     4,471,943
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,006,598         2,608,892   $          1.54
Band 100                                                        44,086            28,050              1.57
Band 75                                                             --                --              1.61
Band 50                                                         38,018            23,096              1.65
Band 25                                                             --                --              1.68
Band 0                                                         383,241           222,176              1.72
                                                       ---------------   ---------------
Total                                                  $     4,471,943         2,882,214
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,806
Mortality & expense charges                                                                        (50,246)
                                                                                           ---------------
Net investment income (loss)                                                                       (40,440)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            86,872
Realized gain distributions                                                                        331,070
Net change in unrealized appreciation (depreciation)                                                (5,809)
                                                                                           ---------------
Net gain (loss)                                                                                    412,133
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       371,693
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (40,440)  $            (53,176)
Net realized gain (loss)                                                      86,872                261,208
Realized gain distributions                                                  331,070                139,586
Net change in unrealized appreciation (depreciation)                          (5,809)              (715,282)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            371,693               (367,664)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     745,818              1,384,256
Cost of units redeemed                                                      (866,235)            (1,262,509)
Account charges                                                               (1,191)                (1,614)
                                                                --------------------   --------------------
Increase (decrease)                                                         (121,608)               120,133
                                                                --------------------   --------------------
Net increase (decrease)                                                      250,085               (247,531)
Net assets, beginning                                                      4,221,858              4,469,389
                                                                --------------------   --------------------
Net assets, ending                                              $          4,471,943   $          4,221,858
                                                                ====================   ====================
Units sold                                                                   632,327                924,403
Units redeemed                                                              (716,768)              (867,331)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (84,441)                57,072
Units outstanding, beginning                                               2,966,655              2,909,583
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,882,214              2,966,655
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,807,662
Cost of units redeemed/account charges                                                           (4,234,894)
Net investment income (loss)                                                                       (173,831)
Net realized gain (loss)                                                                             25,119
Realized gain distributions                                                                         901,591
Net change in unrealized appreciation (depreciation)                                                146,296
                                                                                       --------------------
Net assets                                                                             $          4,471,943
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54             2,609   $         4,007              1.25%              8.8%
12/31/2011                        1.41             2,712             3,829              1.25%             -7.7%
12/31/2010                        1.53             2,743             4,194              1.25%             10.8%
12/31/2009                        1.38             2,202             3,038              1.25%             28.3%
12/31/2008                        1.08               934             1,004              1.25%            -28.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                28   $            44              1.00%              9.1%
12/31/2011                        1.44                28                41              1.00%             -7.4%
12/31/2010                        1.56                21                32              1.00%             11.1%
12/31/2009                        1.40                21                29              1.00%             28.6%
12/31/2008                        1.09                13                14              1.00%            -28.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.75%              9.3%
12/31/2011                        1.47                 0                 0              0.75%             -7.2%
12/31/2010                        1.59                 0                 0              0.75%             11.4%
12/31/2009                        1.42                 0                 0              0.75%             28.9%
12/31/2008                        1.10                 0                 0              0.75%            -28.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                23   $            38              0.50%              9.6%
12/31/2011                        1.50                24                35              0.50%             -7.0%
12/31/2010                        1.61                12                20              0.50%             11.6%
12/31/2009                        1.45                 1                 1              0.50%             29.2%
12/31/2008                        1.12                 0                 0              0.50%            -28.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68                 0   $             0              0.25%              9.9%
12/31/2011                        1.53                 0                 0              0.25%             -6.7%
12/31/2010                        1.64                 0                 0              0.25%             11.9%
12/31/2009                        1.47                 0                 0              0.25%             29.6%
12/31/2008                        1.13                 0                 0              0.25%            -27.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72               222   $           383              0.00%             10.2%
12/31/2011                        1.57               202               317              0.00%             -6.5%
12/31/2010                        1.67               134               224              0.00%             12.2%
12/31/2009                        1.49                93               138              0.00%             29.9%
12/31/2008                        1.15                45                52              0.00%            -27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.0%
                2010               0.0%
                2009               0.1%
                2008               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Invesco Mid Cap Core Equity Fund A Class - 00141M812

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,048,641   $     3,771,864           189,879
                                                                         ===============   ===============
Receivables: investments sold                                    9,080
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,057,721
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,971,316         2,557,060   $          1.55
Band 100                                                            --                --              1.59
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.66
Band 25                                                             --                --              1.70
Band 0                                                          86,405            48,740              1.77
                                                       ---------------   ---------------
Total                                                  $     4,057,721         2,605,800
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        20,876
Mortality & expense charges                                                                        (54,282)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,406)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           227,966
Realized gain distributions                                                                        292,500
Net change in unrealized appreciation (depreciation)                                              (100,469)
                                                                                           ---------------
Net gain (loss)                                                                                    419,997
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       386,591
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,406)  $            (60,118)
Net realized gain (loss)                                                     227,966                 28,681
Realized gain distributions                                                  292,500                151,002
Net change in unrealized appreciation (depreciation)                        (100,469)              (500,345)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            386,591               (380,780)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     958,943              1,606,474
Cost of units redeemed                                                    (1,963,630)            (1,094,511)
Account charges                                                                 (361)                  (523)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,005,048)               511,440
                                                                --------------------   --------------------
Net increase (decrease)                                                     (618,457)               130,660
Net assets, beginning                                                      4,676,178              4,545,518
                                                                --------------------   --------------------
Net assets, ending                                              $          4,057,721   $          4,676,178
                                                                ====================   ====================
Units sold                                                                   650,533              1,072,261
Units redeemed                                                            (1,323,452)              (745,980)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (672,919)               326,281
Units outstanding, beginning                                               3,278,719              2,952,438
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,605,800              3,278,719
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,335,716
Cost of units redeemed/account charges                                                           (5,408,141)
Net investment income (loss)                                                                       (189,264)
Net realized gain (loss)                                                                            (54,256)
Realized gain distributions                                                                       1,096,889
Net change in unrealized appreciation (depreciation)                                                276,777
                                                                                       --------------------
Net assets                                                                             $          4,057,721
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55             2,557   $         3,971              1.25%              9.0%
12/31/2011                        1.42             3,252             4,633              1.25%             -7.4%
12/31/2010                        1.54             2,938             4,520              1.25%             11.1%
12/31/2009                        1.38             2,451             3,393              1.25%             28.5%
12/31/2008                        1.08             1,042             1,123              1.25%            -28.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              1.00%              9.3%
12/31/2011                        1.45                 0                 0              1.00%             -7.2%
12/31/2010                        1.57                 0                 0              1.00%             11.4%
12/31/2009                        1.41                 0                 0              1.00%             28.9%
12/31/2008                        1.09                 0                 0              1.00%            -28.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.75%              9.6%
12/31/2011                        1.48                 0                 0              0.75%             -6.9%
12/31/2010                        1.60                 0                 0              0.75%             11.7%
12/31/2009                        1.43                 0                 0              0.75%             29.2%
12/31/2008                        1.11                 0                 0              0.75%            -28.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.50%              9.8%
12/31/2011                        1.52                 0                 0              0.50%             -6.7%
12/31/2010                        1.62                 0                 0              0.50%             12.0%
12/31/2009                        1.45                 0                 0              0.50%             29.5%
12/31/2008                        1.12                 0                 0              0.50%            -27.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.25%             10.1%
12/31/2011                        1.55                 0                 0              0.25%             -6.5%
12/31/2010                        1.65                 0                 0              0.25%             12.2%
12/31/2009                        1.47                 0                 0              0.25%             29.8%
12/31/2008                        1.14                 0                 0              0.25%            -27.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.77                49   $            86              0.00%             10.4%
12/31/2011                        1.61                27                43              0.00%             -6.2%
12/31/2010                        1.71                15                25              0.00%             12.5%
12/31/2009                        1.52                 0                 0              0.00%             30.2%
12/31/2008                        1.17                 0                 0              0.00%            -27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


                2012               0.5%
                2011               0.0%
                2010               0.1%
                2009               0.1%
                2008               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Invesco Mid Cap Growth R Class - 00143M562

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         4,706   $         4,379               169
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         4,706
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.99
Band 100                                                         4,706             4,757              0.99
Band 75                                                             --                --              0.99
Band 50                                                             --                --              0.99
Band 25                                                             --                --              0.99
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $         4,706             4,757
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (24)
                                                                                           ---------------
Net investment income (loss)                                                                           (24)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   327
                                                                                           ---------------
Net gain (loss)                                                                                        328
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           304
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (24)  $                 --
Net realized gain (loss)                                                           1                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             327                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                304                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       4,402                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            4,402                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,706                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              4,706   $                 --
                                                                ====================   ====================
Units sold                                                                     4,757                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,757                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,757                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              4,402
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                            (24)
Net realized gain (loss)                                                                                  1
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    327
                                                                                       --------------------
Net assets                                                                             $              4,706
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                0    $             0              1.25%            -1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 5   $             5              1.00%            -1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.75%            -0.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.50%            -0.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.25%            -0.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.00%            -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Invesco Small Cap Growth Fund R Class - 00141M580

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,927,870   $     1,935,625            66,138
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (13,172)
                                                       ---------------
Net assets                                             $     1,914,698
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,587,033           946,450   $          1.68
Band 100                                                            --                --              1.72
Band 75                                                             --                --              1.76
Band 50                                                             --                --              1.80
Band 25                                                             --                --              1.84
Band 0                                                         327,665           173,976              1.88
                                                       ---------------   ---------------
Total                                                  $     1,914,698         1,120,426
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (16,625)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,625)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            21,008
Realized gain distributions                                                                        171,014
Net change in unrealized appreciation (depreciation)                                                20,205
                                                                                           ---------------
Net gain (loss)                                                                                    212,227
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       195,602
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,625)  $             (9,351)
Net realized gain (loss)                                                      21,008                 80,956
Realized gain distributions                                                  171,014                 13,696
Net change in unrealized appreciation (depreciation)                          20,205               (143,703)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            195,602                (58,402)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,706,334              1,331,505
Cost of units redeemed                                                      (712,902)            (1,065,470)
Account charges                                                               (4,941)                (1,563)
                                                                --------------------   --------------------
Increase (decrease)                                                          988,491                264,472
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,184,093                206,070
Net assets, beginning                                                        730,605                524,535
                                                                --------------------   --------------------
Net assets, ending                                              $          1,914,698   $            730,605
                                                                ====================   ====================
Units sold                                                                 1,060,830                859,777
Units redeemed                                                              (447,490)              (707,313)
                                                                --------------------   --------------------
Net increase (decrease)                                                      613,340                152,464
Units outstanding, beginning                                                 507,086                354,622
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,120,426                507,086
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,934,184
Cost of units redeemed/account charges                                                           (2,202,678)
Net investment income (loss)                                                                        (41,280)
Net realized gain (loss)                                                                             (1,226)
Realized gain distributions                                                                         233,453
Net change in unrealized appreciation (depreciation)                                                 (7,755)
                                                                                       --------------------
Net assets                                                                             $          1,914,698
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68               946   $         1,587              1.25%             16.6%
12/31/2011                        1.44               499               718              1.25%             -2.7%
12/31/2010                        1.48               354               523              1.25%             24.4%
12/31/2009                        1.19               272               323              1.25%             32.5%
12/31/2008                        0.90               280               252              1.25%            -39.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72                 0   $             0              1.00%             16.9%
12/31/2011                        1.47                 0                 0              1.00%             -2.5%
12/31/2010                        1.51                 0                 0              1.00%             24.7%
12/31/2009                        1.21                 0                 0              1.00%             32.8%
12/31/2008                        0.91                 0                 0              1.00%            -39.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.76                 0   $             0              0.75%             17.2%
12/31/2011                        1.50                 0                 0              0.75%             -2.3%
12/31/2010                        1.53                 0                 0              0.75%             25.0%
12/31/2009                        1.23                 0                 0              0.75%             33.1%
12/31/2008                        0.92                 0                 0              0.75%            -39.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.80                 0   $             0              0.50%             17.5%
12/31/2011                        1.53                 0                 0              0.50%             -2.0%
12/31/2010                        1.56                 0                 0              0.50%             25.4%
12/31/2009                        1.25                 0                 0              0.50%             33.5%
12/31/2008                        0.93                 0                 0              0.50%            -39.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.84                 0   $             0              0.25%             17.8%
12/31/2011                        1.56                 0                 0              0.25%             -1.8%
12/31/2010                        1.59                 0                 0              0.25%             25.7%
12/31/2009                        1.27                 0                 0              0.25%             33.8%
12/31/2008                        0.95                 0                 0              0.25%            -39.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.88               174   $           328              0.00%             18.1%
12/31/2011                        1.60                 8                13              0.00%             -1.5%
12/31/2010                        1.62                 1                 1              0.00%             26.0%
12/31/2009                        1.29                 0                 0              0.00%             34.1%
12/31/2008                        0.96                 0                 0              0.00%            -38.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Invesco Small Cap Growth Fund A Class - 00141M770

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,412,958   $     3,400,035           112,920
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (25,334)
                                                       ---------------
Net assets                                             $     3,387,624
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,181,016         1,839,882   $          1.73
Band 100                                                            --                --              1.77
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.85
Band 25                                                             --                --              1.90
Band 0                                                         206,608           104,686              1.97
                                                       ---------------   ---------------
Total                                                  $     3,387,624         1,944,568
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (34,403)
                                                                                           ---------------
Net investment income (loss)                                                                       (34,403)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            33,669
Realized gain distributions                                                                        282,766
Net change in unrealized appreciation (depreciation)                                                14,193
                                                                                           ---------------
Net gain (loss)                                                                                    330,628
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       296,225
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (34,403)  $            (10,705)
Net realized gain (loss)                                                      33,669                 53,074
Realized gain distributions                                                  282,766                 12,121
Net change in unrealized appreciation (depreciation)                          14,193               (125,157)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            296,225                (70,667)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,143,773              1,890,095
Cost of units redeemed                                                      (717,348)            (1,918,334)
Account charges                                                              (13,113)                (2,333)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,413,312                (30,572)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,709,537               (101,239)
Net assets, beginning                                                        678,087                779,326
                                                                --------------------   --------------------
Net assets, ending                                              $          3,387,624   $            678,087
                                                                ====================   ====================
Units sold                                                                 1,953,701              1,225,505
Units redeemed                                                              (451,435)            (1,289,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,502,266                (63,640)
Units outstanding, beginning                                                 442,302                505,942
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,944,568                442,302
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,900,282
Cost of units redeemed/account charges                                                           (2,885,361)
Net investment income (loss)                                                                        (60,165)
Net realized gain (loss)                                                                             67,744
Realized gain distributions                                                                         352,201
Net change in unrealized appreciation (depreciation)                                                 12,923
                                                                                       --------------------
Net assets                                                                             $          3,387,624
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73             1,840   $         3,181              1.25%             16.9%
12/31/2011                        1.48               316               467              1.25%             -2.5%
12/31/2010                        1.52               438               664              1.25%             24.7%
12/31/2009                        1.22               180               220              1.25%             32.9%
12/31/2008                        0.92               173               159              1.25%            -39.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.77                 0   $             0              1.00%             17.2%
12/31/2011                        1.51                 0                 0              1.00%             -2.3%
12/31/2010                        1.54                 0                 0              1.00%             25.0%
12/31/2009                        1.24                 0                 0              1.00%             33.2%
12/31/2008                        0.93                 0                 0              1.00%            -39.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.81                 0   $             0              0.75%             17.5%
12/31/2011                        1.54                 0                 0              0.75%             -2.0%
12/31/2010                        1.57                 0                 0              0.75%             25.3%
12/31/2009                        1.26                 0                 0              0.75%             33.5%
12/31/2008                        0.94                 0                 0              0.75%            -39.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.85                 0   $             0              0.50%             17.8%
12/31/2011                        1.57                 0                 0              0.50%             -1.8%
12/31/2010                        1.60                 0                 0              0.50%             25.7%
12/31/2009                        1.27                 0                 0              0.50%             33.8%
12/31/2008                        0.95                 0                 0              0.50%            -39.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.90                 0   $             0              0.25%             18.1%
12/31/2011                        1.61                 0                 0              0.25%             -1.5%
12/31/2010                        1.63                 0                 0              0.25%             26.0%
12/31/2009                        1.29                 0                 0              0.25%             34.2%
12/31/2008                        0.97                 0                 0              0.25%            -38.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.97               105   $           207              0.00%             18.3%
12/31/2011                        1.67               126               211              0.00%             -1.3%
12/31/2010                        1.69                68               115              0.00%             26.3%
12/31/2009                        1.34                 0                 0              0.00%             34.5%
12/31/2008                        0.99                 0                 0              0.00%            -38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Invesco Technology Fund A Class - 00142F642

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       161,703   $       154,155             4,819
                                                                         ===============   ===============
Receivables: investments sold                                      244
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       161,947
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       161,947            92,037   $          1.76
Band 100                                                            --                --              1.80
Band 75                                                             --                --              1.84
Band 50                                                             --                --              1.89
Band 25                                                             --                --              1.93
Band 0                                                              --                --              1.99
                                                       ---------------   ---------------
Total                                                  $       161,947            92,037
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,275
Mortality & expense charges                                                                         (2,200)
                                                                                           ---------------
Net investment income (loss)                                                                          (925)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             8,008
Realized gain distributions                                                                          5,024
Net change in unrealized appreciation (depreciation)                                                (2,979)
                                                                                           ---------------
Net gain (loss)                                                                                     10,053
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         9,128
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (925)  $             (1,818)
Net realized gain (loss)                                                       8,008                 35,529
Realized gain distributions                                                    5,024                     --
Net change in unrealized appreciation (depreciation)                          (2,979)               (35,119)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,128                 (1,408)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      65,356                 49,552
Cost of units redeemed                                                       (52,765)              (108,239)
Account charges                                                                  (62)                  (104)
                                                                --------------------   --------------------
Increase (decrease)                                                           12,529                (58,791)
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,657                (60,199)
Net assets, beginning                                                        140,290                200,489
                                                                --------------------   --------------------
Net assets, ending                                              $            161,947   $            140,290
                                                                ====================   ====================
Units sold                                                                    35,782                 29,125
Units redeemed                                                               (30,834)               (60,928)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,948                (31,803)
Units outstanding, beginning                                                  87,089                118,892
                                                                --------------------   --------------------
Units outstanding, ending                                                     92,037                 87,089
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            537,176
Cost of units redeemed/account charges                                                             (434,488)
Net investment income (loss)                                                                         (7,578)
Net realized gain (loss)                                                                             54,265
Realized gain distributions                                                                           5,024
Net change in unrealized appreciation (depreciation)                                                  7,548
                                                                                       --------------------
Net assets                                                                             $            161,947
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.76                92   $           162              1.25%              9.2%
12/31/2011                        1.61                87               140              1.25%             -4.5%
12/31/2010                        1.69               119               200              1.25%             19.3%
12/31/2009                        1.41               106               150              1.25%             56.1%
12/31/2008                        0.91                43                39              1.25%            -45.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.80                 0   $             0              1.00%              9.5%
12/31/2011                        1.64                 0                 0              1.00%             -4.2%
12/31/2010                        1.72                 0                 0              1.00%             19.6%
12/31/2009                        1.44                 0                 0              1.00%             56.5%
12/31/2008                        0.92                 0                 0              1.00%            -45.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.84                 0   $             0              0.75%              9.8%
12/31/2011                        1.68                 0                 0              0.75%             -4.0%
12/31/2010                        1.75                 0                 0              0.75%             19.9%
12/31/2009                        1.46                 0                 0              0.75%             56.9%
12/31/2008                        0.93                 0                 0              0.75%            -45.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.89                 0   $             0              0.50%             10.1%
12/31/2011                        1.71                 0                 0              0.50%             -3.8%
12/31/2010                        1.78                 0                 0              0.50%             20.2%
12/31/2009                        1.48                 0                 0              0.50%             57.3%
12/31/2008                        0.94                 0                 0              0.50%            -44.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.93                 0   $             0              0.25%             10.3%
12/31/2011                        1.75                 0                 0              0.25%             -3.5%
12/31/2010                        1.81                 0                 0              0.25%             20.5%
12/31/2009                        1.50                 0                 0              0.25%             57.7%
12/31/2008                        0.95                 0                 0              0.25%            -44.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.99                 0   $             0              0.00%             10.6%
12/31/2011                        1.80                 0                 0              0.00%             -3.3%
12/31/2010                        1.86                 0                 0              0.00%             20.8%
12/31/2009                        1.54                 0                 0              0.00%             58.1%
12/31/2008                        0.97                 0                 0              0.00%            -44.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Invesco Technology Fund Investor Class - 00142F659

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       178,497   $       133,998             5,353
                                                                         ===============   ===============
Receivables: investments sold                                       28
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       178,525
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       178,525           212,013   $          0.84
Band 100                                                            --                --              0.86
Band 75                                                             --                --              0.88
Band 50                                                             --                --              0.90
Band 25                                                             --                --              0.92
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
Total                                                  $       178,525           212,013
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,432
Mortality & expense charges                                                                         (2,121)
                                                                                           ---------------
Net investment income (loss)                                                                          (689)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,447
Realized gain distributions                                                                          5,416
Net change in unrealized appreciation (depreciation)                                                 7,071
                                                                                           ---------------
Net gain (loss)                                                                                     14,934
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        14,245
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (689)  $             (2,404)
Net realized gain (loss)                                                       2,447                 15,597
Realized gain distributions                                                    5,416                     --
Net change in unrealized appreciation (depreciation)                           7,071                (14,763)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,245                 (1,570)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      20,751                 23,196
Cost of units redeemed                                                        (5,688)               (99,565)
Account charges                                                                  (57)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           15,006                (76,371)
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,251                (77,941)
Net assets, beginning                                                        149,274                227,215
                                                                --------------------   --------------------
Net assets, ending                                              $            178,525   $            149,274
                                                                ====================   ====================
Units sold                                                                    24,613                 28,466
Units redeemed                                                                (6,392)              (116,558)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,221                (88,092)
Units outstanding, beginning                                                 193,792                281,884
                                                                --------------------   --------------------
Units outstanding, ending                                                    212,013                193,792
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            857,921
Cost of units redeemed/account charges                                                             (765,392)
Net investment income (loss)                                                                        (21,430)
Net realized gain (loss)                                                                             57,511
Realized gain distributions                                                                           5,416
Net change in unrealized appreciation (depreciation)                                                 44,499
                                                                                       --------------------
Net assets                                                                             $            178,525
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.84               212   $           179              1.25%              9.3%
12/31/2011                        0.77               194               149              1.25%             -4.4%
12/31/2010                        0.81               282               227              1.25%             19.4%
12/31/2009                        0.68               273               184              1.25%             56.2%
12/31/2008                        0.43               295               127              1.25%            -45.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.86                 0   $             0              1.00%              9.6%
12/31/2011                        0.79                 0                 0              1.00%             -4.2%
12/31/2010                        0.82                 0                 0              1.00%             19.7%
12/31/2009                        0.69                 0                 0              1.00%             56.6%
12/31/2008                        0.44                 0                 0              1.00%            -45.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              0.75%              9.9%
12/31/2011                        0.80                 0                 0              0.75%             -4.0%
12/31/2010                        0.84                 0                 0              0.75%             20.0%
12/31/2009                        0.70                 0                 0              0.75%             57.0%
12/31/2008                        0.44                 0                 0              0.75%            -45.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.50%             10.1%
12/31/2011                        0.82                 0                 0              0.50%             -3.7%
12/31/2010                        0.85                 0                 0              0.50%             20.3%
12/31/2009                        0.71                 0                 0              0.50%             57.3%
12/31/2008                        0.45                 0                 0              0.50%            -44.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              0.25%             10.4%
12/31/2011                        0.84                 0                 0              0.25%             -3.5%
12/31/2010                        0.87                 0                 0              0.25%             20.6%
12/31/2009                        0.72                 0                 0              0.25%             57.7%
12/31/2008                        0.46                 0                 0              0.25%            -44.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.00%             10.7%
12/31/2011                        0.88                 0                 0              0.00%             -3.2%
12/31/2010                        0.91                 0                 0              0.00%             20.9%
12/31/2009                        0.75                 0                 0              0.00%             58.1%
12/31/2008                        0.48                 0                 0              0.00%            -44.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Invesco Value Opp R Class - 00142F139

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       112,791   $       105,283            10,624
                                                                         ===============   ===============
Receivables: investments sold                                       45
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       112,836
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       112,836           106,331   $          1.06
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $       112,836           106,331
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           768
Mortality & expense charges                                                                         (1,225)
                                                                                           ---------------
Net investment income (loss)                                                                          (457)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               259
Realized gain distributions                                                                            112
Net change in unrealized appreciation (depreciation)                                                13,366
                                                                                           ---------------
Net gain (loss)                                                                                     13,737
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        13,280
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (457)  $               (573)
Net realized gain (loss)                                                         259                   (202)
Realized gain distributions                                                      112                     --
Net change in unrealized appreciation (depreciation)                          13,366                 (5,858)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,280                 (6,633)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      27,811                 92,080
Cost of units redeemed                                                        (6,809)                (6,852)
Account charges                                                                  (28)                   (13)
                                                                --------------------   --------------------
Increase (decrease)                                                           20,974                 85,215
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,254                 78,582
Net assets, beginning                                                         78,582                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            112,836   $             78,582
                                                                ====================   ====================
Units sold                                                                    27,265                 93,021
Units redeemed                                                                (6,798)                (7,157)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,467                 85,864
Units outstanding, beginning                                                  85,864                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    106,331                 85,864
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            119,891
Cost of units redeemed/account charges                                                              (13,702)
Net investment income (loss)                                                                         (1,030)
Net realized gain (loss)                                                                                 57
Realized gain distributions                                                                             112
Net change in unrealized appreciation (depreciation)                                                  7,508
                                                                                       --------------------
Net assets                                                                             $            112,836
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06               106   $           113              1.25%             16.0%
12/31/2011                        0.92                86                79              1.25%             -8.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%             16.2%
12/31/2011                        0.92                 0                 0              1.00%             -8.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%             16.5%
12/31/2011                        0.92                 0                 0              0.75%             -8.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%             16.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%             17.1%
12/31/2011                        0.92                 0                 0              0.25%             -7.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%             17.4%
12/31/2011                        0.92                 0                 0              0.00%             -7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Invesco Value Opp Advisor Class - 00143M398

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       309,124   $       287,014            29,094
                                                                         ===============   ===============
Receivables: investments sold                                      150
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       309,274
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       309,274           298,615   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $       309,274           298,615
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,945
Mortality & expense charges                                                                         (3,640)
                                                                                           ---------------
Net investment income (loss)                                                                          (695)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,835
Realized gain distributions                                                                            321
Net change in unrealized appreciation (depreciation)                                                43,704
                                                                                           ---------------
Net gain (loss)                                                                                     45,860
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        45,165
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (695)  $             (2,164)
Net realized gain (loss)                                                       1,835                 (2,714)
Realized gain distributions                                                      321                     --
Net change in unrealized appreciation (depreciation)                          43,704                (21,594)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             45,165                (26,472)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      44,129                339,865
Cost of units redeemed                                                       (63,169)               (30,244)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,040)               309,621
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,125                283,149
Net assets, beginning                                                        283,149                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            309,274   $            283,149
                                                                ====================   ====================
Units sold                                                                    45,000                351,698
Units redeemed                                                               (64,107)               (33,976)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,107)               317,722
Units outstanding, beginning                                                 317,722                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    298,615                317,722
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            383,994
Cost of units redeemed/account charges                                                              (93,413)
Net investment income (loss)                                                                         (2,859)
Net realized gain (loss)                                                                               (879)
Realized gain distributions                                                                             321
Net change in unrealized appreciation (depreciation)                                                 22,110
                                                                                       --------------------
Net assets                                                                             $            309,274
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04               299   $           309              1.25%             16.2%
12/31/2011                        0.89               318               283              1.25%            -10.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%             16.5%
12/31/2011                        0.89                 0                 0              1.00%            -10.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%             16.8%
12/31/2011                        0.89                 0                 0              0.75%            -10.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%             17.1%
12/31/2011                        0.90                 0                 0              0.50%            -10.4%


                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%             17.4%
12/31/2011                        0.90                 0                 0              0.25%            -10.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%             17.7%
12/31/2011                        0.90                 0                 0              0.00%            -10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Janus Aspen Balanced S Class - 471021691

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       289,226   $       293,919            10,180
                                                                         ===============   ===============
Receivables: investments sold                                       94
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       289,320
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       289,320           255,068   $          1.13
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
Total                                                  $       289,320           255,068
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         5,186
Mortality & expense charges                                                                         (2,153)
                                                                                           ---------------
Net investment income (loss)                                                                         3,033
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               (66)
Realized gain distributions                                                                         11,923
Net change in unrealized appreciation (depreciation)                                                (4,941)
                                                                                           ---------------
Net gain (loss)                                                                                      6,916
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         9,949
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,033   $                 24
Net realized gain (loss)                                                         (66)                    --
Realized gain distributions                                                   11,923                     --
Net change in unrealized appreciation (depreciation)                          (4,941)                   248
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,949                    272
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     284,327                  6,948
Cost of units redeemed                                                        (8,575)                (3,540)
Account charges                                                                  (50)                   (11)
                                                                --------------------   --------------------
Increase (decrease)                                                          275,702                  3,397
                                                                --------------------   --------------------
Net increase (decrease)                                                      285,651                  3,669
Net assets, beginning                                                          3,669                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            289,320   $              3,669
                                                                ====================   ====================
Units sold                                                                   259,343                  7,261
Units redeemed                                                                (7,897)                (3,639)
                                                                --------------------   --------------------
Net increase (decrease)                                                      251,446                  3,622
Units outstanding, beginning                                                   3,622                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    255,068                  3,622
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            291,275
Cost of units redeemed/account charges                                                              (12,176)
Net investment income (loss)                                                                          3,057
Net realized gain (loss)                                                                                (66)
Realized gain distributions                                                                          11,923
Net change in unrealized appreciation (depreciation)                                                 (4,693)
                                                                                       --------------------
Net assets                                                                             $            289,320
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13               255   $           289              1.25%             12.0%
12/31/2011                        1.01                 4                 4              1.25%              0.1%
12/31/2010                        1.01                 0                 0              1.25%              1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              1.00%             12.2%
12/31/2011                        1.02                 0                 0              1.00%              0.3%
12/31/2010                        1.01                 0                 0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.75%             12.5%
12/31/2011                        1.02                 0                 0              0.75%              0.6%
12/31/2010                        1.01                 0                 0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.50%             12.8%
12/31/2011                        1.02                 0                 0              0.50%              0.9%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             13.1%
12/31/2011                        1.03                 0                 0              0.25%              1.1%
12/31/2010                        1.01                 0                 0              0.25%              1.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.00%             13.4%
12/31/2011                        1.03                 0                 0              0.00%              1.4%
12/31/2010                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.5%
                2011               1.9%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    39,755,219   $    38,611,715         3,159,315
                                                                         ===============   ===============
Receivables: investments sold                                   52,155
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    39,807,374
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    39,807,374        16,708,293   $          2.38
Band 100                                                            --                --              2.44
Band 75                                                             --                --              2.50
Band 50                                                             --                --              2.55
Band 25                                                             --                --              2.61
Band 0                                                              --                --              2.90
                                                       ---------------   ---------------
Total                                                  $    39,807,374        16,708,293
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     1,400,962
Mortality & expense charges                                                                       (441,869)
                                                                                           ---------------
Net investment income (loss)                                                                       959,093
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           259,839
Realized gain distributions                                                                        522,875
Net change in unrealized appreciation (depreciation)                                               580,784
                                                                                           ---------------
Net gain (loss)                                                                                  1,363,498
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,322,591
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            959,093   $          1,699,656
Net realized gain (loss)                                                     259,839                203,049
Realized gain distributions                                                  522,875                520,505
Net change in unrealized appreciation (depreciation)                         580,784             (1,010,355)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,322,591              1,412,855
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  15,148,831             19,562,507
Cost of units redeemed                                                   (10,433,543)           (13,018,069)
Account charges                                                               (4,654)                (5,045)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,710,634              6,539,393
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,033,225              7,952,248
Net assets, beginning                                                     32,774,149             24,821,901
                                                                --------------------   --------------------
Net assets, ending                                              $         39,807,374   $         32,774,149
                                                                ====================   ====================
Units sold                                                                 6,675,748              9,088,953
Units redeemed                                                            (4,685,139)            (6,122,249)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,990,609              2,966,704
Units outstanding, beginning                                              14,717,684             11,750,980
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,708,293             14,717,684
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        103,839,490
Cost of units redeemed/account charges                                                          (76,972,065)
Net investment income (loss)                                                                      8,925,189
Net realized gain (loss)                                                                            283,593
Realized gain distributions                                                                       2,587,663
Net change in unrealized appreciation (depreciation)                                              1,143,504
                                                                                       --------------------
Net assets                                                                             $         39,807,374
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.38            16,708   $        39,807              1.25%              7.0%
12/31/2011                        2.23            14,718            32,774              1.25%              5.4%
12/31/2010                        2.11            11,751            24,822              1.25%              6.6%
12/31/2009                        1.98            11,186            22,159              1.25%             11.8%
12/31/2008                        1.77            11,227            19,890              1.25%              4.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.44                 0   $             0              1.00%              7.3%
12/31/2011                        2.27                 0                 0              1.00%              5.7%
12/31/2010                        2.15                 0                 0              1.00%              6.9%
12/31/2009                        2.01                 0                 0              1.00%             12.1%
12/31/2008                        1.80                 0                 0              1.00%              5.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.50                 0   $             0              0.75%              7.5%
12/31/2011                        2.32                 0                 0              0.75%              5.9%
12/31/2010                        2.19                 0                 0              0.75%              7.2%
12/31/2009                        2.04                 0                 0              0.75%             12.4%
12/31/2008                        1.82                 0                 0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.55                 0   $             0              0.50%              7.8%
12/31/2011                        2.37                 0                 0              0.50%              6.2%
12/31/2010                        2.23                 0                 0              0.50%              7.4%
12/31/2009                        2.08                 0                 0              0.50%             12.7%
12/31/2008                        1.84                 0                 0              0.50%              5.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.61                 0   $             0              0.25%              8.1%
12/31/2011                        2.42                 0                 0              0.25%              6.5%
12/31/2010                        2.27                 0                 0              0.25%              7.7%
12/31/2009                        2.11                 0                 0              0.25%             12.9%
12/31/2008                        1.87                 0                 0              0.25%              5.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.90                 0   $             0              0.00%              8.3%
12/31/2011                        2.68                 0                 0              0.00%              6.7%
12/31/2010                        2.51                 0                 0              0.00%              8.0%
12/31/2009                        2.33                 0                 0              0.00%             13.2%
12/31/2008                        2.05                 6                13              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.9%
                2011               7.1%
                2010               6.3%
                2009               4.5%
                2008               4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      Janus Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,482,559   $     1,392,410            97,615
                                                                         ===============   ===============
Receivables: investments sold                                   37,308
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,519,867
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,334,180         1,092,805   $          1.22
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.30
Band 0                                                         185,687           140,769              1.32
                                                       ---------------   ---------------
Total                                                  $     1,519,867         1,233,574
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        12,025
Mortality & expense charges                                                                        (15,295)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,270)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            16,366
Realized gain distributions                                                                         88,364
Net change in unrealized appreciation (depreciation)                                                25,951
                                                                                           ---------------
Net gain (loss)                                                                                    130,681
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       127,411
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,270)  $             (6,420)
Net realized gain (loss)                                                      16,366                 32,703
Realized gain distributions                                                   88,364                     --
Net change in unrealized appreciation (depreciation)                          25,951                (85,193)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            127,411                (58,910)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     326,204                367,244
Cost of units redeemed                                                      (218,879)              (201,457)
Account charges                                                                  (57)                  (143)
                                                                --------------------   --------------------
Increase (decrease)                                                          107,268                165,644
                                                                --------------------   --------------------
Net increase (decrease)                                                      234,679                106,734
Net assets, beginning                                                      1,285,188              1,178,454
                                                                --------------------   --------------------
Net assets, ending                                              $          1,519,867   $          1,285,188
                                                                ====================   ====================
Units sold                                                                   289,525                360,999
Units redeemed                                                              (197,611)              (228,242)
                                                                --------------------   --------------------
Net increase (decrease)                                                       91,914                132,757
Units outstanding, beginning                                               1,141,660              1,008,903
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,233,574              1,141,660
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,917,619
Cost of units redeemed/account charges                                                           (4,872,399)
Net investment income (loss)                                                                        (46,250)
Net realized gain (loss)                                                                            323,545
Realized gain distributions                                                                         107,203
Net change in unrealized appreciation (depreciation)                                                 90,149
                                                                                       --------------------
Net assets                                                                             $          1,519,867
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22             1,093   $         1,334              1.25%              9.4%
12/31/2011                        1.12               991             1,106              1.25%             -4.2%
12/31/2010                        1.16               953             1,110              1.25%             13.9%
12/31/2009                        1.02             4,156             4,248              1.25%             31.3%
12/31/2008                        0.78               253               197              1.25%            -28.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              1.00%              9.7%
12/31/2011                        1.13                 0                 0              1.00%             -3.9%
12/31/2010                        1.18                 0                 0              1.00%             14.2%
12/31/2009                        1.03                 0                 0              1.00%             31.6%
12/31/2008                        0.78                 0                 0              1.00%            -28.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%             10.0%
12/31/2011                        1.15                 0                 0              0.75%             -3.7%
12/31/2010                        1.19                 0                 0              0.75%             14.5%
12/31/2009                        1.04                 0                 0              0.75%             31.9%
12/31/2008                        0.79                 0                 0              0.75%            -28.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.50%             10.2%
12/31/2011                        1.16                 0                 0              0.50%             -3.5%
12/31/2010                        1.20                 0                 0              0.50%             14.8%
12/31/2009                        1.05                 0                 0              0.50%             32.3%
12/31/2008                        0.79                 0                 0              0.50%            -28.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%             10.5%
12/31/2011                        1.18                 0                 0              0.25%             -3.2%
12/31/2010                        1.21                 0                 0              0.25%             15.1%
12/31/2009                        1.06                 0                 0              0.25%             32.6%
12/31/2008                        0.80                 0                 0              0.25%            -28.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32               141   $           186              0.00%             10.8%
12/31/2011                        1.19               151               179              0.00%             -3.0%
12/31/2010                        1.23                56                69              0.00%             15.4%
12/31/2009                        1.06                 0                 0              0.00%             32.9%
12/31/2008                        0.80                 0                 0              0.00%            -27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.6%
                2010               0.3%
                2009               0.4%
                2008               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Janus Aspen Worldwide Portfolio Institutional Class - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,340,600   $    11,121,298           396,048
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (166,084)
                                                       ---------------
Net assets                                             $    12,174,516
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,174,516         7,652,068   $          1.59
Band 100                                                            --                --              1.63
Band 75                                                             --                --              1.67
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.75
Band 0                                                              --                --              1.94
                                                       ---------------   ---------------
Total                                                  $    12,174,516         7,652,068
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       104,014
Mortality & expense charges                                                                       (152,866)
                                                                                           ---------------
Net investment income (loss)                                                                       (48,852)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            78,419
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,105,274
                                                                                           ---------------
Net gain (loss)                                                                                  2,183,693
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,134,841
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (48,852)  $            (99,152)
Net realized gain (loss)                                                      78,419                382,509
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,105,274             (2,500,886)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,134,841             (2,217,529)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     573,502                918,928
Cost of units redeemed                                                    (2,902,389)            (2,450,082)
Account charges                                                               (4,583)                (6,281)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,333,470)            (1,537,435)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (198,629)            (3,754,964)
Net assets, beginning                                                     12,373,145             16,128,109
                                                                --------------------   --------------------
Net assets, ending                                              $         12,174,516   $         12,373,145
                                                                ====================   ====================
Units sold                                                                   507,640                675,219
Units redeemed                                                            (2,077,838)            (1,693,484)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,570,198)            (1,018,265)
Units outstanding, beginning                                               9,222,266             10,240,531
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,652,068              9,222,266
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        256,628,112
Cost of units redeemed/account charges                                                         (235,124,691)
Net investment income (loss)                                                                      3,165,792
Net realized gain (loss)                                                                        (13,923,075)
Realized gain distributions                                                                         209,076
Net change in unrealized appreciation (depreciation)                                              1,219,302
                                                                                       --------------------
Net assets                                                                             $         12,174,516
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59             7,652   $        12,175              1.25%             18.6%
12/31/2011                        1.34             9,222            12,373              1.25%            -14.8%
12/31/2010                        1.57            10,241            16,128              1.25%             14.4%
12/31/2009                        1.38            11,552            15,903              1.25%             36.0%
12/31/2008                        1.01            12,609            12,765              1.25%            -45.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              1.00%             18.9%
12/31/2011                        1.37                 0                 0              1.00%            -14.6%
12/31/2010                        1.60                 0                 0              1.00%             14.7%
12/31/2009                        1.40                 0                 0              1.00%             36.3%
12/31/2008                        1.03                 0                 0              1.00%            -45.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.75%             19.2%
12/31/2011                        1.40                 0                 0              0.75%            -14.4%
12/31/2010                        1.63                 0                 0              0.75%             15.0%
12/31/2009                        1.42                 0                 0              0.75%             36.7%
12/31/2008                        1.04                 0                 0              0.75%            -45.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.50%             19.5%
12/31/2011                        1.43                 0                 0              0.50%            -14.2%
12/31/2010                        1.66                 0                 0              0.50%             15.3%
12/31/2009                        1.44                 0                 0              0.50%             37.0%
12/31/2008                        1.05                 0                 0              0.50%            -44.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.25%             19.8%
12/31/2011                        1.46                 0                 0              0.25%            -14.0%
12/31/2010                        1.69                 0                 0              0.25%             15.5%
12/31/2009                        1.47                 0                 0              0.25%             37.4%
12/31/2008                        1.07                 0                 0              0.25%            -44.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.94                 0   $             0              0.00%             20.1%
12/31/2011                        1.62                 0                 0              0.00%            -13.7%
12/31/2010                        1.87                 0                 0              0.00%             15.8%
12/31/2009                        1.62                 0                 0              0.00%             37.7%
12/31/2008                        1.17                 0                 0              0.00%            -44.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.6%
                2010               0.6%
                2009               1.3%
                2008               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                       Janus Balanced R Class - 47103C803

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       355,183   $       343,853            13,712
                                                                         ===============   ===============
Receivables: investments sold                                    3,405
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       358,588
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       358,588           320,931   $          1.12
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.13
Band 50                                                             --                --              1.14
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
Total                                                  $       358,588           320,931
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         6,984
Mortality & expense charges                                                                         (4,211)
                                                                                           ---------------
Net investment income (loss)                                                                         2,773
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            12,246
Realized gain distributions                                                                          9,979
Net change in unrealized appreciation (depreciation)                                                13,728
                                                                                           ---------------
Net gain (loss)                                                                                     35,953
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        38,726
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,773   $                988
Net realized gain (loss)                                                      12,246                   (295)
Realized gain distributions                                                    9,979                  5,574
Net change in unrealized appreciation (depreciation)                          13,728                 (2,398)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             38,726                  3,869
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     159,699                349,570
Cost of units redeemed                                                      (177,259)               (15,346)
Account charges                                                                 (640)                   (31)
                                                                --------------------   --------------------
Increase (decrease)                                                          (18,200)               334,193
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,526                338,062
Net assets, beginning                                                        338,062                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            358,588   $            338,062
                                                                ====================   ====================
Units sold                                                                   234,068                701,708
Units redeemed                                                              (248,971)              (365,874)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,903)               335,834
Units outstanding, beginning                                                 335,834                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    320,931                335,834
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            509,269
Cost of units redeemed/account charges                                                             (193,276)
Net investment income (loss)                                                                          3,761
Net realized gain (loss)                                                                             11,951
Realized gain distributions                                                                          15,553
Net change in unrealized appreciation (depreciation)                                                 11,330
                                                                                       --------------------
Net assets                                                                             $            358,588
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12               321   $           359              1.25%             11.0%
12/31/2011                        1.01               336               338              1.25%             -0.5%
12/31/2010                        1.01                 0                 0              1.25%              1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%             11.3%
12/31/2011                        1.01                 0                 0              1.00%             -0.2%
12/31/2010                        1.01                 0                 0              1.00%              1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.75%             11.6%
12/31/2011                        1.01                 0                 0              0.75%              0.0%
12/31/2010                        1.01                 0                 0              0.75%              1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.50%             11.8%
12/31/2011                        1.02                 0                 0              0.50%              0.3%
12/31/2010                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%             12.1%
12/31/2011                        1.02                 0                 0              0.25%              0.5%
12/31/2010                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.00%             12.4%
12/31/2011                        1.02                 0                 0              0.00%              0.8%
12/31/2010                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               1.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Janus Forty Fund R Class - 47103A641

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,935,749   $     2,487,380            78,648
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,515)
                                                       ---------------
Net assets                                             $     2,931,234
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,899,564         1,966,457   $          1.47
Band 100                                                        25,570            17,014              1.50
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.59
Band 0                                                           6,100             3,761              1.62
                                                       ---------------   ---------------
Total                                                  $     2,931,234         1,987,232
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (33,870)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,870)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            59,015
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               482,749
                                                                                           ---------------
Net gain (loss)                                                                                    541,764
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       507,894
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,870)  $            (32,179)
Net realized gain (loss)                                                      59,015                354,007
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         482,749               (547,118)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            507,894               (225,290)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     699,580                498,000
Cost of units redeemed                                                      (562,192)            (1,525,796)
Account charges                                                               (2,185)                (1,751)
                                                                --------------------   --------------------
Increase (decrease)                                                          135,203             (1,029,547)
                                                                --------------------   --------------------
Net increase (decrease)                                                      643,097             (1,254,837)
Net assets, beginning                                                      2,288,137              3,542,974
                                                                --------------------   --------------------
Net assets, ending                                              $          2,931,234   $          2,288,137
                                                                ====================   ====================
Units sold                                                                   545,650                598,387
Units redeemed                                                              (447,898)            (1,379,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                       97,752               (780,892)
Units outstanding, beginning                                               1,889,480              2,670,372
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,987,232              1,889,480
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,871,767
Cost of units redeemed/account charges                                                           (4,375,002)
Net investment income (loss)                                                                       (151,250)
Net realized gain (loss)                                                                             65,448
Realized gain distributions                                                                          71,902
Net change in unrealized appreciation (depreciation)                                                448,369
                                                                                       --------------------
Net assets                                                                             $          2,931,234
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47             1,966   $         2,900              1.25%             21.8%
12/31/2011                        1.21             1,873             2,268              1.25%             -8.7%
12/31/2010                        1.33             2,641             3,503              1.25%              4.0%
12/31/2009                        1.27             1,917             2,444              1.25%             41.4%
12/31/2008                        0.90             1,342             1,210              1.25%            -44.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                17   $            26              1.00%             22.1%
12/31/2011                        1.23                13                16              1.00%             -8.5%
12/31/2010                        1.35                21                28              1.00%              4.3%
12/31/2009                        1.29                42                55              1.00%             41.8%
12/31/2008                        0.91                35                32              1.00%            -44.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.75%             22.4%
12/31/2011                        1.25                 0                 0              0.75%             -8.3%
12/31/2010                        1.36                 0                 0              0.75%              4.6%
12/31/2009                        1.30                 0                 0              0.75%             42.1%
12/31/2008                        0.92                 0                 0              0.75%            -44.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.50%             22.7%
12/31/2011                        1.27                 0                 0              0.50%             -8.0%
12/31/2010                        1.38                 0                 0              0.50%              4.8%
12/31/2009                        1.32                 0                 0              0.50%             42.5%
12/31/2008                        0.93                 0                 0              0.50%            -44.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.25%             23.0%
12/31/2011                        1.29                 0                 0              0.25%             -7.8%
12/31/2010                        1.40                 0                 0              0.25%              5.1%
12/31/2009                        1.34                 0                 0              0.25%             42.8%
12/31/2008                        0.93                 0                 0              0.25%            -44.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 4   $             6              0.00%             23.3%
12/31/2011                        1.32                 3                 5              0.00%             -7.6%
12/31/2010                        1.42                 8                11              0.00%              5.3%
12/31/2009                        1.35                 1                 1              0.00%             43.2%
12/31/2008                        0.94                 0                 0              0.00%            -44.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.1%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Janus Forty Fund A Class - 47103A674

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       506,777   $       435,108            13,226
                                                                         ===============   ===============
Receivables: investments sold                                    1,901
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       508,678
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       508,678           411,054   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
Total                                                  $       508,678           411,054
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,986
Mortality & expense charges                                                                         (6,225)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,239)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             7,845
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                91,395
                                                                                           ---------------
Net gain (loss)                                                                                     99,240
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        95,001
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,239)  $             (2,280)
Net realized gain (loss)                                                       7,845                    914
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          91,395                (19,726)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             95,001                (21,092)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      54,139                496,665
Cost of units redeemed                                                       (75,359)               (40,495)
Account charges                                                                 (109)                   (72)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,329)               456,098
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,672                435,006
Net assets, beginning                                                        435,006                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            508,678   $            435,006
                                                                ====================   ====================
Units sold                                                                    51,841                489,333
Units redeemed                                                               (70,495)               (59,625)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (18,654)               429,708
Units outstanding, beginning                                                 429,708                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    411,054                429,708
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            550,804
Cost of units redeemed/account charges                                                             (116,035)
Net investment income (loss)                                                                         (6,519)
Net realized gain (loss)                                                                              8,759
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 71,669
                                                                                       --------------------
Net assets                                                                             $            508,678
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24               411   $           509              1.25%             22.2%
12/31/2011                        1.01               430               435              1.25%             -8.3%
12/31/2010                        1.10                 0                 0              1.25%             10.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              1.00%             22.6%
12/31/2011                        1.02                 0                 0              1.00%             -8.0%
12/31/2010                        1.11                 0                 0              1.00%             10.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.75%             22.9%
12/31/2011                        1.02                 0                 0              0.75%             -7.8%
12/31/2010                        1.11                 0                 0              0.75%             10.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.50%             23.2%
12/31/2011                        1.02                 0                 0              0.50%             -7.6%
12/31/2010                        1.11                 0                 0              0.50%             10.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.25%             23.5%
12/31/2011                        1.03                 0                 0              0.25%             -7.3%
12/31/2010                        1.11                 0                 0              0.25%             11.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.00%             23.8%
12/31/2011                        1.03                 0                 0              0.00%             -7.1%
12/31/2010                        1.11                 0                 0              0.00%             11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%
                2011               1.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Janus Growth & Income Fund R Class - 47103C621

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       871,511   $       713,547            25,484
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,758)
                                                       ---------------
Net assets                                             $       868,753
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       176,901           158,825   $          1.11
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.16
Band 50                                                        691,852           586,663              1.18
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
Total                                                  $       868,753           745,488
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        10,880
Mortality & expense charges                                                                         (6,078)
                                                                                           ---------------
Net investment income (loss)                                                                         4,802
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            63,219
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                55,080
                                                                                           ---------------
Net gain (loss)                                                                                    118,299
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       123,101
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,802   $             (1,085)
Net realized gain (loss)                                                      63,219                 12,114
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          55,080                (33,555)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            123,101                (22,526)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     263,426                157,359
Cost of units redeemed                                                      (308,369)               (49,111)
Account charges                                                                 (349)                  (267)
                                                                --------------------   --------------------
Increase (decrease)                                                          (45,292)               107,981
                                                                --------------------   --------------------
Net increase (decrease)                                                       77,809                 85,455
Net assets, beginning                                                        790,944                705,489
                                                                --------------------   --------------------
Net assets, ending                                              $            868,753   $            790,944
                                                                ====================   ====================
Units sold                                                                   237,057                151,719
Units redeemed                                                              (277,721)               (46,382)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (40,664)               105,337
Units outstanding, beginning                                                 786,152                680,815
                                                                --------------------   --------------------
Units outstanding, ending                                                    745,488                786,152
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,689,019
Cost of units redeemed/account charges                                                             (924,277)
Net investment income (loss)                                                                          6,046
Net realized gain (loss)                                                                           (227,288)
Realized gain distributions                                                                         167,289
Net change in unrealized appreciation (depreciation)                                                157,964
                                                                                       --------------------
Net assets                                                                             $            868,753
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11               159   $           177              1.25%             14.6%
12/31/2011                        0.97               236               229              1.25%             -3.3%
12/31/2010                        1.00               180               181              1.25%              6.7%
12/31/2009                        0.94               136               128              1.25%             35.9%
12/31/2008                        0.69                51                35              1.25%            -45.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              1.00%             14.9%
12/31/2011                        0.99                 0                 0              1.00%             -3.0%
12/31/2010                        1.02                 0                 0              1.00%              7.0%
12/31/2009                        0.95                 0                 0              1.00%             36.2%
12/31/2008                        0.70                 0                 0              1.00%            -45.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             15.2%
12/31/2011                        1.00                 0                 0              0.75%             -2.8%
12/31/2010                        1.03                 0                 0              0.75%              7.3%
12/31/2009                        0.96                 0                 0              0.75%             36.6%
12/31/2008                        0.71                 0                 0              0.75%            -44.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18               587   $           692              0.50%             15.5%
12/31/2011                        1.02               550               561              0.50%             -2.6%
12/31/2010                        1.05               501               524              0.50%              7.5%
12/31/2009                        0.97               498               485              0.50%             36.9%
12/31/2008                        0.71               428               304              0.50%            -44.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.25%             15.8%
12/31/2011                        1.04                 0                 0              0.25%             -2.3%
12/31/2010                        1.06                 0                 0              0.25%              7.8%
12/31/2009                        0.99                 0                 0              0.25%             37.3%
12/31/2008                        0.72                 0                 0              0.25%            -44.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.00%             16.1%
12/31/2011                        1.06                 0                 0              0.00%             -2.1%
12/31/2010                        1.08                 0                 0              0.00%              8.1%
12/31/2009                        1.00                 0                 0              0.00%             37.6%
12/31/2008                        0.72                 0                 0              0.00%            -44.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               0.6%
                2010               0.7%
                2009               0.5%
                2008               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Janus Intech U.S. Growth Fund S Class - 47103A815

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,310,100   $     5,453,777           422,894
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (4,745)
                                                       ---------------
Net assets                                             $     6,305,355
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,305,355         4,423,808   $          1.43
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.49
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.56
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
Total                                                  $     6,305,355         4,423,808
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        59,393
Mortality & expense charges                                                                        (82,190)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,797)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           166,503
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               715,458
                                                                                           ---------------
Net gain (loss)                                                                                    881,961
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       859,164
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,797)  $            (51,789)
Net realized gain (loss)                                                     166,503                 (6,076)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         715,458                 93,618
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            859,164                 35,753
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     571,242                840,884
Cost of units redeemed                                                    (1,566,680)              (973,780)
Account charges                                                                  (25)                  (937)
                                                                --------------------   --------------------
Increase (decrease)                                                         (995,463)              (133,833)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (136,299)               (98,080)
Net assets, beginning                                                      6,441,654              6,539,734
                                                                --------------------   --------------------
Net assets, ending                                              $          6,305,355   $          6,441,654
                                                                ====================   ====================
Units sold                                                                   430,405                660,783
Units redeemed                                                            (1,149,987)              (763,715)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (719,582)              (102,932)
Units outstanding, beginning                                               5,143,390              5,246,322
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,423,808              5,143,390
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         14,305,691
Cost of units redeemed/account charges                                                           (8,664,311)
Net investment income (loss)                                                                       (353,005)
Net realized gain (loss)                                                                           (190,455)
Realized gain distributions                                                                         351,112
Net change in unrealized appreciation (depreciation)                                                856,323
                                                                                       --------------------
Net assets                                                                             $          6,305,355
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43             4,424   $         6,305              1.25%             13.8%
12/31/2011                        1.25             5,143             6,442              1.25%              0.5%
12/31/2010                        1.25             5,246             6,540              1.25%             16.0%
12/31/2009                        1.07             5,231             5,620              1.25%             31.2%
12/31/2008                        0.82             4,967             4,068              1.25%            -43.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              1.00%             14.1%
12/31/2011                        1.28                 0                 0              1.00%              0.7%
12/31/2010                        1.27                 0                 0              1.00%             16.3%
12/31/2009                        1.09                 0                 0              1.00%             31.5%
12/31/2008                        0.83                 0                 0              1.00%            -43.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.75%             14.4%
12/31/2011                        1.31                 0                 0              0.75%              1.0%
12/31/2010                        1.29                 0                 0              0.75%             16.6%
12/31/2009                        1.11                 0                 0              0.75%             31.8%
12/31/2008                        0.84                 0                 0              0.75%            -43.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.50%             14.7%
12/31/2011                        1.33                 0                 0              0.50%              1.2%
12/31/2010                        1.32                 0                 0              0.50%             16.9%
12/31/2009                        1.13                 0                 0              0.50%             32.2%
12/31/2008                        0.85                 0                 0              0.50%            -43.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.25%             15.0%
12/31/2011                        1.36                 0                 0              0.25%              1.5%
12/31/2010                        1.34                 0                 0              0.25%             17.2%
12/31/2009                        1.14                 0                 0              0.25%             32.5%
12/31/2008                        0.86                 0                 0              0.25%            -42.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.00%             15.2%
12/31/2011                        1.39                 0                 0              0.00%              1.7%
12/31/2010                        1.37                 0                 0              0.00%             17.5%
12/31/2009                        1.16                 0                 0              0.00%             32.8%
12/31/2008                        0.87                 0                 0              0.00%            -42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.5%
                2010               0.8%
                2009               0.9%
                2008               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Janus Perkins Mid Cap Value R Class - 47103C233

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,771,276   $     3,729,636           178,109
                                                                         ===============   ===============
Receivables: investments sold                                    9,994
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,781,270
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,517,880         2,953,744   $          1.19
Band 100                                                        10,494             8,672              1.21
Band 75                                                             --                --              1.23
Band 50                                                         41,710            33,428              1.25
Band 25                                                             --                --              1.27
Band 0                                                         211,186           164,113              1.29
                                                       ---------------   ---------------
Total                                                  $     3,781,270         3,159,957
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        17,844
Mortality & expense charges                                                                        (39,868)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,024)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            41,128
Realized gain distributions                                                                        134,120
Net change in unrealized appreciation (depreciation)                                               121,071
                                                                                           ---------------
Net gain (loss)                                                                                    296,319
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       274,295
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,024)  $             (4,963)
Net realized gain (loss)                                                      41,128                134,348
Realized gain distributions                                                  134,120                204,581
Net change in unrealized appreciation (depreciation)                         121,071               (460,994)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            274,295               (127,028)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,737,423              1,483,054
Cost of units redeemed                                                    (1,242,697)              (677,148)
Account charges                                                               (1,459)                  (960)
                                                                --------------------   --------------------
Increase (decrease)                                                          493,267                804,946
                                                                --------------------   --------------------
Net increase (decrease)                                                      767,562                677,918
Net assets, beginning                                                      3,013,708              2,335,790
                                                                --------------------   --------------------
Net assets, ending                                              $          3,781,270   $          3,013,708
                                                                ====================   ====================
Units sold                                                                 2,480,891              1,367,661
Units redeemed                                                            (2,051,305)              (670,368)
                                                                --------------------   --------------------
Net increase (decrease)                                                      429,586                697,293
Units outstanding, beginning                                               2,730,371              2,033,078
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,159,957              2,730,371
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,762,775
Cost of units redeemed/account charges                                                           (2,565,383)
Net investment income (loss)                                                                        (46,531)
Net realized gain (loss)                                                                            247,394
Realized gain distributions                                                                         341,375
Net change in unrealized appreciation (depreciation)                                                 41,640
                                                                                       --------------------
Net assets                                                                             $          3,781,270
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19             2,954   $         3,518              1.25%              8.4%
12/31/2011                        1.10             2,542             2,794              1.25%             -4.2%
12/31/2010                        1.15             1,975             2,266              1.25%             12.8%
12/31/2009                        1.02             1,101             1,120              1.25%             29.7%
12/31/2008                        0.78               200               157              1.25%            -28.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 9   $            10              1.00%              8.6%
12/31/2011                        1.11                 6                 7              1.00%             -4.0%
12/31/2010                        1.16                 4                 4              1.00%             13.1%
12/31/2009                        1.03                 2                 2              1.00%             30.0%
12/31/2008                        0.79                 1                 0              1.00%            -28.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%              8.9%
12/31/2011                        1.13                 0                 0              0.75%             -3.7%
12/31/2010                        1.17                 0                 0              0.75%             13.4%
12/31/2009                        1.03                 0                 0              0.75%             30.3%
12/31/2008                        0.79                 0                 0              0.75%            -28.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                33   $            42              0.50%              9.2%
12/31/2011                        1.14                28                32              0.50%             -3.5%
12/31/2010                        1.18                20                23              0.50%             13.7%
12/31/2009                        1.04                 2                 2              0.50%             30.6%
12/31/2008                        0.80                 0                 0              0.50%            -28.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.25%              9.4%
12/31/2011                        1.16                 0                 0              0.25%             -3.3%
12/31/2010                        1.20                 0                 0              0.25%             14.0%
12/31/2009                        1.05                 0                 0              0.25%             31.0%
12/31/2008                        0.80                 0                 0              0.25%            -27.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29               164   $           211              0.00%              9.7%
12/31/2011                        1.17               154               181              0.00%             -3.0%
12/31/2010                        1.21                35                42              0.00%             14.2%
12/31/2009                        1.06                 4                 4              0.00%             31.3%
12/31/2008                        0.81                 0                 0              0.00%            -27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               1.0%
                2010               0.5%
                2009               0.0%
                2008               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Janus Perkins Mid Cap Value A Class - 47103C266

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,193,210   $     4,938,536           245,890
                                                                         ===============   ===============
Receivables: investments sold                                   49,181
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,242,391
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,242,391         4,501,985   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $     5,242,391         4,501,985
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        30,039
Mortality & expense charges                                                                        (63,228)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,189)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            40,748
Realized gain distributions                                                                        182,586
Net change in unrealized appreciation (depreciation)                                               227,426
                                                                                           ---------------
Net gain (loss)                                                                                    450,760
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       417,571
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,189)  $               (566)
Net realized gain (loss)                                                      40,748                 63,072
Realized gain distributions                                                  182,586                313,402
Net change in unrealized appreciation (depreciation)                         227,426               (574,680)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            417,571               (198,772)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     764,099              1,035,509
Cost of units redeemed                                                      (646,034)              (483,580)
Account charges                                                               (1,563)                (1,145)
                                                                --------------------   --------------------
Increase (decrease)                                                          116,502                550,784
                                                                --------------------   --------------------
Net increase (decrease)                                                      534,073                352,012
Net assets, beginning                                                      4,708,318              4,356,306
                                                                --------------------   --------------------
Net assets, ending                                              $          5,242,391   $          4,708,318
                                                                ====================   ====================
Units sold                                                                   685,830                947,981
Units redeemed                                                              (579,180)              (460,018)
                                                                --------------------   --------------------
Net increase (decrease)                                                      106,650                487,963
Units outstanding, beginning                                               4,395,335              3,907,372
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,501,985              4,395,335
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,151,193
Cost of units redeemed/account charges                                                           (1,747,864)
Net investment income (loss)                                                                        (30,828)
Net realized gain (loss)                                                                            119,228
Realized gain distributions                                                                         495,988
Net change in unrealized appreciation (depreciation)                                                254,674
                                                                                       --------------------
Net assets                                                                             $          5,242,391
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             4,502   $         5,242              1.25%              8.7%
12/31/2011                        1.07             4,395             4,708              1.25%             -3.9%
12/31/2010                        1.11             3,907             4,356              1.25%             11.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%              9.0%
12/31/2011                        1.08                 0                 0              1.00%             -3.7%
12/31/2010                        1.12                 0                 0              1.00%             11.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%              9.3%
12/31/2011                        1.08                 0                 0              0.75%             -3.4%
12/31/2010                        1.12                 0                 0              0.75%             11.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%              9.5%
12/31/2011                        1.08                 0                 0              0.50%             -3.2%
12/31/2010                        1.12                 0                 0              0.50%             12.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.25%              9.8%
12/31/2011                        1.09                 0                 0              0.25%             -3.0%
12/31/2010                        1.12                 0                 0              0.25%             12.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             10.1%
12/31/2011                        1.09                 0                 0              0.00%             -2.7%
12/31/2010                        1.12                 0                 0              0.00%             12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               1.2%
                2010               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Janus Perkins Small Cap Value S Class - 47103C167

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,225,650   $     1,314,483            58,607
                                                                         ===============   ===============
Receivables: investments sold                                    1,600
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,227,250
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,214,414           771,807   $          1.57
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.65
Band 50                                                             --                --              1.69
Band 25                                                             --                --              1.73
Band 0                                                          12,836             7,263              1.77
                                                       ---------------   ---------------
Total                                                  $     1,227,250           779,070
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        12,697
Mortality & expense charges                                                                        (14,649)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,952)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (25,007)
Realized gain distributions                                                                         50,507
Net change in unrealized appreciation (depreciation)                                                64,437
                                                                                           ---------------
Net gain (loss)                                                                                     89,937
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        87,985
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,952)  $             31,460
Net realized gain (loss)                                                     (25,007)               119,658
Realized gain distributions                                                   50,507                101,340
Net change in unrealized appreciation (depreciation)                          64,437               (354,845)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             87,985               (102,387)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     224,876                697,527
Cost of units redeemed                                                      (320,729)              (663,438)
Account charges                                                                 (273)                  (802)
                                                                --------------------   --------------------
Increase (decrease)                                                          (96,126)                33,287
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,141)               (69,100)
Net assets, beginning                                                      1,235,391              1,304,491
                                                                --------------------   --------------------
Net assets, ending                                              $          1,227,250   $          1,235,391
                                                                ====================   ====================
Units sold                                                                   200,426                454,804
Units redeemed                                                              (264,058)              (447,594)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (63,632)                 7,210
Units outstanding, beginning                                                 842,702                835,492
                                                                --------------------   --------------------
Units outstanding, ending                                                    779,070                842,702
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,652,445
Cost of units redeemed/account charges                                                           (1,558,125)
Net investment income (loss)                                                                         16,674
Net realized gain (loss)                                                                              7,095
Realized gain distributions                                                                         197,994
Net change in unrealized appreciation (depreciation)                                                (88,833)
                                                                                       --------------------
Net assets                                                                             $          1,227,250
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57               772   $         1,214              1.25%              7.4%
12/31/2011                        1.46               837             1,227              1.25%             -4.9%
12/31/2010                        1.54               684             1,054              1.25%             16.2%
12/31/2009                        1.33               363               481              1.25%             35.3%
12/31/2008                        0.98               288               282              1.25%            -34.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              1.00%              7.7%
12/31/2011                        1.50                 0                 0              1.00%             -4.7%
12/31/2010                        1.57                 0                 0              1.00%             16.5%
12/31/2009                        1.35                 0                 0              1.00%             35.6%
12/31/2008                        0.99                 0                 0              1.00%            -34.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.75%              7.9%
12/31/2011                        1.53                 0                 0              0.75%             -4.4%
12/31/2010                        1.60                 0                 0              0.75%             16.8%
12/31/2009                        1.37                 0                 0              0.75%             36.0%
12/31/2008                        1.01                 0                 0              0.75%            -34.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              0.50%              8.2%
12/31/2011                        1.56                 0                 0              0.50%             -4.2%
12/31/2010                        1.63                 0                 0              0.50%             17.1%
12/31/2009                        1.39                 0                 0              0.50%             36.3%
12/31/2008                        1.02                 0                 0              0.50%            -34.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73                 0   $             0              0.25%              8.5%
12/31/2011                        1.59                 0                 0              0.25%             -3.9%
12/31/2010                        1.66               147               244              0.25%             17.3%
12/31/2009                        1.41               114               161              0.25%             36.6%
12/31/2008                        1.03                64                66              0.25%            -33.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.77                 7   $            13              0.00%              8.8%
12/31/2011                        1.62                 5                 9              0.00%             -3.7%
12/31/2010                        1.69                 4                 7              0.00%             17.6%
12/31/2009                        1.43                 0                 0              0.00%             37.0%
12/31/2008                        1.05                 0                 0              0.00%            -33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.0%
                2011               3.7%
                2010               0.4%
                2009               0.2%
                2008               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
    Legg Mason Clear Bridge Aggressive Growth R Class - 52468C505 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Legg Mason Clear Bridge Aggressive Growth FI Class - 52468C604 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              7.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      Legg Mason Clear Bridge Appreciation R Class - 52468E501 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              4.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              4.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              4.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              4.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      Legg Mason Clear Bridge Appreciation FI Class - 52468E600 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              4.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              4.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              4.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              4.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              4.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      Legg Mason Global Opportunities Bond FI Class - 524686326 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.25%              2.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.00%              2.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.75%              2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.50%              2.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%              2.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.00%              2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      Legg Mason Global Opportunities Bond R Class - 524686367 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.25%              2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.00%              2.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.75%              2.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.50%              2.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%              2.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Western Asset Core Plus R Class - 957663446 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============
                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              0.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%              0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Western Asset Core Plus FI Class - 957663602 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%              0.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Lord Abbett Classic Stock Fund A Class - 543913107

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        16,199   $        14,524               530
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        16,200
                                                       ===============
                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        16,200            13,720   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.23
                                                       ---------------   ---------------
Total                                                  $        16,200            13,720
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           195
Mortality & expense charges                                                                           (187)
                                                                                           ---------------
Net investment income (loss)                                                                             8
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                22
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,761
                                                                                           ---------------
Net gain (loss)                                                                                      1,783
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,791
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  8   $                 67
Net realized gain (loss)                                                          22                    423
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,761                   (454)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,791                     36
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       1,670                 13,639
Cost of units redeemed                                                           (97)                (3,623)
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,573                 10,016
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,364                 10,052
Net assets, beginning                                                         12,836                  2,784
                                                                --------------------   --------------------
Net assets, ending                                              $             16,200   $             12,836
                                                                ====================   ====================
Units sold                                                                     1,461                 13,009
Units redeemed                                                                   (84)                (3,089)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,377                  9,920
Units outstanding, beginning                                                  12,343                  2,423
                                                                --------------------   --------------------
Units outstanding, ending                                                     13,720                 12,343
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             17,733
Cost of units redeemed/account charges                                                               (3,726)
Net investment income (loss)                                                                             72
Net realized gain (loss)                                                                                446
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,675
                                                                                       --------------------
Net assets                                                                             $             16,200
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                14   $            16              1.25%             13.5%
12/31/2011                        1.04                12                13              1.25%             -9.5%
12/31/2010                        1.15                 2                 3              1.25%             14.9%
12/31/2009                        1.00                 0                 0              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              1.00%             13.8%
12/31/2011                        1.05                 0                 0              1.00%             -9.3%
12/31/2010                        1.15                 0                 0              1.00%             15.2%
12/31/2009                        1.00                 0                 0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.75%             14.1%
12/31/2011                        1.05                 0                 0              0.75%             -9.0%
12/31/2010                        1.15                 0                 0              0.75%             15.5%
12/31/2009                        1.00                 0                 0              0.75%              2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.50%             14.4%
12/31/2011                        1.06                 0                 0              0.50%             -8.8%
12/31/2010                        1.16                 0                 0              0.50%             15.8%
12/31/2009                        1.00                 0                 0              0.50%              2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%             14.7%
12/31/2011                        1.06                 0                 0              0.25%             -8.6%
12/31/2010                        1.16                 0                 0              0.25%             16.1%
12/31/2009                        1.00                 0                 0              0.25%              2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.00%             15.0%
12/31/2011                        1.07                 0                 0              0.00%             -8.3%
12/31/2010                        1.16                 0                 0              0.00%             16.4%
12/31/2009                        1.00                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.3%
                2010               0.6%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Lord Abbett Classic Stock Fund R3 Class - 543913743

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       238,548   $       221,271             7,896
                                                                         ===============   ===============
Receivables: investments sold                                      398
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       238,946
                                                       ===============
                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       238,946           203,185   $          1.18
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.21
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
Total                                                  $       238,946           203,185
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,515
Mortality & expense charges                                                                         (2,821)
                                                                                           ---------------
Net investment income (loss)                                                                          (306)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               589
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                25,281
                                                                                           ---------------
Net gain (loss)                                                                                     25,870
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        25,564
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (306)  $               (305)
Net realized gain (loss)                                                         589                    (20)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          25,281                (10,514)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             25,564                (10,839)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      38,336                141,047
Cost of units redeemed                                                        (9,795)                (3,184)
Account charges                                                                 (127)                  (112)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,414                137,751
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,978                126,912
Net assets, beginning                                                        184,968                 58,056
                                                                --------------------   --------------------
Net assets, ending                                              $            238,946   $            184,968
                                                                ====================   ====================
Units sold                                                                    33,538                131,547
Units redeemed                                                                (8,780)                (3,730)
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,758                127,817
Units outstanding, beginning                                                 178,427                 50,610
                                                                --------------------   --------------------
Units outstanding, ending                                                    203,185                178,427
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            234,790
Cost of units redeemed/account charges                                                              (13,218)
Net investment income (loss)                                                                           (476)
Net realized gain (loss)                                                                                573
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 17,277
                                                                                       --------------------
Net assets                                                                             $            238,946
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18               203   $           239              1.25%             13.4%
12/31/2011                        1.04               178               185              1.25%             -9.6%
12/31/2010                        1.15                51                58              1.25%             12.2%
12/31/2009                        1.02                 0                 0              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              1.00%             13.7%
12/31/2011                        1.04                 0                 0              1.00%             -9.4%
12/31/2010                        1.15                 0                 0              1.00%             12.5%
12/31/2009                        1.02                 0                 0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.75%             14.0%
12/31/2011                        1.05                 0                 0              0.75%             -9.2%
12/31/2010                        1.15                 0                 0              0.75%             12.8%
12/31/2009                        1.02                 0                 0              0.75%              2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.50%             14.3%
12/31/2011                        1.05                 0                 0              0.50%             -9.0%
12/31/2010                        1.16                 0                 0              0.50%             13.1%
12/31/2009                        1.02                 0                 0              0.50%              2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.25%             14.6%
12/31/2011                        1.06                 0                 0              0.25%             -8.7%
12/31/2010                        1.16                 0                 0              0.25%             13.4%
12/31/2009                        1.02                 0                 0              0.25%              2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.00%             14.9%
12/31/2011                        1.06                 0                 0              0.00%             -8.5%
12/31/2010                        1.16                 0                 0              0.00%             13.6%
12/31/2009                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.1%
                2010               0.7%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Lord Abbett Developing Growth A Class - 544006109

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,700,288   $     2,916,559           141,185
                                                                         ===============   ===============
Receivables: investments sold                                  112,131
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,812,419
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       234,262           234,400   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                       2,578,157         2,530,975              1.02
                                                       ---------------   ---------------
Total                                                  $     2,812,419         2,765,375
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,567)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,567)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,747
Realized gain distributions                                                                        212,453
Net change in unrealized appreciation (depreciation)                                              (214,936)
                                                                                           ---------------
Net gain (loss)                                                                                      2,264
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $          (303)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,567)  $                (42)
Net realized gain (loss)                                                       4,747                   (129)
Realized gain distributions                                                  212,453                  1,236
Net change in unrealized appreciation (depreciation)                        (214,936)                (1,335)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (303)                  (270)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,546,992                 23,638
Cost of units redeemed                                                    (2,748,444)                (1,877)
Account charges                                                               (7,317)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                        2,791,231                 21,761
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,790,928                 21,491
Net assets, beginning                                                         21,491                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,812,419   $             21,491
                                                                ====================   ====================
Units sold                                                                 6,128,888                 25,471
Units redeemed                                                            (3,386,955)                (2,029)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,741,933                 23,442
Units outstanding, beginning                                                  23,442                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,765,375                 23,442
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,570,630
Cost of units redeemed/account charges                                                           (2,757,638)
Net investment income (loss)                                                                         (2,609)
Net realized gain (loss)                                                                              4,618
Realized gain distributions                                                                         213,689
Net change in unrealized appreciation (depreciation)                                               (216,271)
                                                                                       --------------------
Net assets                                                                             $          2,812,419
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00               234   $           234              1.25%              9.0%
12/31/2011                        0.92                23                21              1.25%             -8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              9.3%
12/31/2011                        0.92                 0                 0              1.00%             -8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              9.6%
12/31/2011                        0.92                 0                 0              0.75%             -8.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%              9.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%             10.1%
12/31/2011                        0.92                 0                 0              0.25%             -7.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02             2,531   $         2,578              0.00%             10.4%
12/31/2011                        0.92                 0                 0              0.00%             -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Lord Abbett Developing Growth Fund P Class - 544006406

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,386,501   $     1,441,844            70,510
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,145)
                                                       ---------------
Net assets                                             $     1,376,356
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       989,828           553,651   $          1.79
Band 100                                                        89,341            48,976              1.82
Band 75                                                             --                --              1.86
Band 50                                                             --                --              1.90
Band 25                                                             --                --              1.94
Band 0                                                         297,187           150,316              1.98
                                                       ---------------   ---------------
Total                                                  $     1,376,356           752,943
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,570)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,570)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            45,087
Realized gain distributions                                                                        107,313
Net change in unrealized appreciation (depreciation)                                               (12,356)
                                                                                           ---------------
Net gain (loss)                                                                                    140,044
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       126,474
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,570)  $            (12,629)
Net realized gain (loss)                                                      45,087                316,211
Realized gain distributions                                                  107,313                 81,196
Net change in unrealized appreciation (depreciation)                         (12,356)              (477,744)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            126,474                (92,966)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     431,833                972,631
Cost of units redeemed                                                      (514,098)            (1,053,184)
Account charges                                                                 (334)                  (950)
                                                                --------------------   --------------------
Increase (decrease)                                                          (82,599)               (81,503)
                                                                --------------------   --------------------
Net increase (decrease)                                                       43,875               (174,469)
Net assets, beginning                                                      1,332,481              1,506,950
                                                                --------------------   --------------------
Net assets, ending                                              $          1,376,356   $          1,332,481
                                                                ====================   ====================
Units sold                                                                   243,491                546,841
Units redeemed                                                              (288,728)              (608,553)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (45,237)               (61,712)
Units outstanding, beginning                                                 798,180                859,892
                                                                --------------------   --------------------
Units outstanding, ending                                                    752,943                798,180
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,727,426
Cost of units redeemed/account charges                                                           (2,794,611)
Net investment income (loss)                                                                          6,280
Net realized gain (loss)                                                                            200,453
Realized gain distributions                                                                         292,151
Net change in unrealized appreciation (depreciation)                                                (55,343)
                                                                                       --------------------
Net assets                                                                             $          1,376,356
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79               554   $           990              1.25%              9.0%
12/31/2011                        1.64               610             1,001              1.25%             -3.0%
12/31/2010                        1.69               382               646              1.25%             34.7%
12/31/2009                        1.25               517               648              1.25%             45.0%
12/31/2008                        0.87               265               229              1.25%            -48.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.82                49   $            89              1.00%              9.3%
12/31/2011                        1.67                42                69              1.00%             -2.7%
12/31/2010                        1.72                38                65              1.00%             35.0%
12/31/2009                        1.27                52                65              1.00%             45.4%
12/31/2008                        0.87                34                30              1.00%            -48.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.86                 0   $             0              0.75%              9.5%
12/31/2011                        1.70                 0                 0              0.75%             -2.5%
12/31/2010                        1.74                 0                 0              0.75%             35.4%
12/31/2009                        1.29                 0                 0              0.75%             45.7%
12/31/2008                        0.88                 0                 0              0.75%            -47.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.90                 0   $             0              0.50%              9.8%
12/31/2011                        1.73                 0                 0              0.50%             -2.2%
12/31/2010                        1.77                 0                 0              0.50%             35.7%
12/31/2009                        1.30                 0                 0              0.50%             46.1%
12/31/2008                        0.89                 0                 0              0.50%            -47.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.94                 0   $             0              0.25%             10.1%
12/31/2011                        1.76                 0                 0              0.25%             -2.0%
12/31/2010                        1.80               210               378              0.25%             36.1%
12/31/2009                        1.32               165               218              0.25%             46.5%
12/31/2008                        0.90                82                74              0.25%            -47.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.98               150   $           297              0.00%             10.4%
12/31/2011                        1.79               146               262              0.00%             -1.7%
12/31/2010                        1.82               230               418              0.00%             36.4%
12/31/2009                        1.34               217               290              0.00%             46.8%
12/31/2008                        0.91               200               182              0.00%            -47.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Lord Abbett Developing Growth Fund R3 Class - 544006802

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,769,487   $     1,838,162            88,546
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (22,468)
                                                       ---------------
Net assets                                             $     1,747,019
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,724,199         1,583,068   $          1.09
Band 100                                                        22,820            20,685              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $     1,747,019         1,603,753
                                                       ===============   ===============

                                              STATEMENT OF OPERATIONS
                                      For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (22,436)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,436)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,250)
Realized gain distributions                                                                        140,102
Net change in unrealized appreciation (depreciation)                                                32,725
                                                                                           ---------------
Net gain (loss)                                                                                    169,577
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       147,141
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,436)  $            (15,299)
Net realized gain (loss)                                                      (3,250)               141,958
Realized gain distributions                                                  140,102                 85,196
Net change in unrealized appreciation (depreciation)                          32,725               (275,882)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            147,141                (64,027)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     645,084              2,677,572
Cost of units redeemed                                                      (573,910)            (1,899,482)
Account charges                                                               (2,874)                (1,909)
                                                                --------------------   --------------------
Increase (decrease)                                                           68,300                776,181
                                                                --------------------   --------------------
Net increase (decrease)                                                      215,441                712,154
Net assets, beginning                                                      1,531,578                819,424
                                                                --------------------   --------------------
Net assets, ending                                              $          1,747,019   $          1,531,578
                                                                ====================   ====================
Units sold                                                                   606,297              2,623,810
Units redeemed                                                              (532,908)            (1,887,428)
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,389                736,382
Units outstanding, beginning                                               1,530,364                793,982
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,603,753              1,530,364
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,117,937
Cost of units redeemed/account charges                                                           (2,634,423)
Net investment income (loss)                                                                        (43,047)
Net realized gain (loss)                                                                            149,929
Realized gain distributions                                                                         225,298
Net change in unrealized appreciation (depreciation)                                                (68,675)
                                                                                       --------------------
Net assets                                                                             $          1,747,019
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09             1,583   $         1,724              1.25%              8.8%
12/31/2011                        1.00             1,530             1,532              1.25%             -3.0%
12/31/2010                        1.03               794               819              1.25%             34.6%
12/31/2009                        0.77               152               117              1.25%             45.0%
12/31/2008                        0.53                23                12              1.25%            -48.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                21   $            23              1.00%              9.1%
12/31/2011                        1.01                 0                 0              1.00%             -2.8%
12/31/2010                        1.04                 0                 0              1.00%             34.9%
12/31/2009                        0.77                 0                 0              1.00%             45.4%
12/31/2008                        0.53                 0                 0              1.00%            -48.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%              9.4%
12/31/2011                        1.02                 0                 0              0.75%             -2.5%
12/31/2010                        1.05                 0                 0              0.75%             35.3%
12/31/2009                        0.78                 0                 0              0.75%             45.7%
12/31/2008                        0.53                 0                 0              0.75%            -48.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.50%              9.7%
12/31/2011                        1.03                 0                 0              0.50%             -2.3%
12/31/2010                        1.06                 0                 0              0.50%             35.6%
12/31/2009                        0.78                 0                 0              0.50%             46.1%
12/31/2008                        0.53                 0                 0              0.50%            -47.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.25%              9.9%
12/31/2011                        1.04                 0                 0              0.25%             -2.1%
12/31/2010                        1.06                 0                 0              0.25%             35.9%
12/31/2009                        0.78                 0                 0              0.25%             46.5%
12/31/2008                        0.53                 0                 0              0.25%            -47.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%             10.2%
12/31/2011                        1.05                 0                 0              0.00%             -1.8%
12/31/2010                        1.07                 0                 0              0.00%             36.3%
12/31/2009                        0.79                 0                 0              0.00%             46.8%
12/31/2008                        0.54                 0                 0              0.00%            -47.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Lord Abbett Fundamental Equity R3 Class - 543915540

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       275,908   $       256,023            21,230
                                                                         ===============   ===============
Receivables: investments sold                                      722
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       276,630
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       276,630           272,562   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
Total                                                  $       276,630           272,562
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,004
Mortality & expense charges                                                                         (4,760)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,756)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            15,327
Realized gain distributions                                                                          4,051
Net change in unrealized appreciation (depreciation)                                                13,431
                                                                                           ---------------
Net gain (loss)                                                                                     32,809
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        30,053
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,756)  $               (229)
Net realized gain (loss)                                                      15,327                   (295)
Realized gain distributions                                                    4,051                  1,345
Net change in unrealized appreciation (depreciation)                          13,431                  6,454
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             30,053                  7,275
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     299,219                394,701
Cost of units redeemed                                                      (418,798)               (35,516)
Account charges                                                                 (281)                   (23)
                                                                --------------------   --------------------
Increase (decrease)                                                         (119,860)               359,162
                                                                --------------------   --------------------
Net increase (decrease)                                                      (89,807)               366,437
Net assets, beginning                                                        366,437                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            276,630   $            366,437
                                                                ====================   ====================
Units sold                                                                   345,710                465,796
Units redeemed                                                              (467,204)               (71,740)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (121,494)               394,056
Units outstanding, beginning                                                 394,056                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    272,562                394,056
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            693,920
Cost of units redeemed/account charges                                                             (454,618)
Net investment income (loss)                                                                         (2,985)
Net realized gain (loss)                                                                             15,032
Realized gain distributions                                                                           5,396
Net change in unrealized appreciation (depreciation)                                                 19,885
                                                                                       --------------------
Net assets                                                                             $            276,630
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01               273   $           277              1.25%              9.1%
12/31/2011                        0.93               394               366              1.25%             -7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%              9.4%
12/31/2011                        0.93                 0                 0              1.00%             -6.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              9.7%
12/31/2011                        0.93                 0                 0              0.75%             -6.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.50%             10.0%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%             10.2%
12/31/2011                        0.93                 0                 0              0.25%             -6.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.00%             10.5%
12/31/2011                        0.94                 0                 0              0.00%             -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Lord Abbett Fundamental Equity A Class - 543915862 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.25%              9.4%
12/31/2011                        0.93                 0                 0              1.25%             -6.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%              9.6%
12/31/2011                        0.93                 0                 0              1.00%             -6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.75%              9.9%
12/31/2011                        0.93                 0                 0              0.75%             -6.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.50%             10.2%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%             10.5%
12/31/2011                        0.94                 0                 0              0.25%             -6.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.00%             10.7%
12/31/2011                        0.94                 0                 0              0.00%             -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Lord Abbett Growth Opportunities A Class - 54400R103 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.97
Band 100                                                            --                --              0.97
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              1.25%             12.4%
12/31/2011                        0.86                 0                 0              1.25%            -14.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              1.00%             12.7%
12/31/2011                        0.86                 0                 0              1.00%            -13.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.75%             13.0%
12/31/2011                        0.86                 0                 0              0.75%            -13.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.50%             13.2%
12/31/2011                        0.86                 0                 0              0.50%            -13.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.25%             13.5%
12/31/2011                        0.86                 0                 0              0.25%            -13.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.00%             13.8%
12/31/2011                        0.87                 0                 0              0.00%            -13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Lord Abbett Growth Opportunities Fund P Class - 54400R509

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       182,198   $       183,772             9,406
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (377)
                                                       ---------------
Net assets                                             $       181,821
                                                       ===============
                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       181,821           127,705   $          1.42
Band 100                                                            --                --              1.45
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.57
                                                       ---------------   ---------------
Total                                                  $       181,821           127,705
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Mortality & expense charges                                                                         (2,248)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,248)
Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,390)
Realized gain distributions                                                                             36
Net change in unrealized appreciation (depreciation)                                                20,505
                                                                                           ---------------
Net gain (loss)                                                                                     19,151
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,903
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,248)  $             (1,567)
Net realized gain (loss)                                                      (1,390)                 4,531
Realized gain distributions                                                       36                 22,517
Net change in unrealized appreciation (depreciation)                          20,505                (38,574)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,903                (13,093)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      36,884                 60,337
Cost of units redeemed                                                       (15,660)               (19,011)
Account charges                                                                  (13)                   (16)
                                                                --------------------   --------------------
Increase (decrease)                                                           21,211                 41,310
                                                                --------------------   --------------------
Net increase (decrease)                                                       38,114                 28,217
Net assets, beginning                                                        143,707                115,490
                                                                --------------------   --------------------
Net assets, ending                                              $            181,821   $            143,707
                                                                ====================   ====================
Units sold                                                                    25,758                 47,548
Units redeemed                                                               (11,350)               (15,019)
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,408                 32,529
Units outstanding, beginning                                                 113,297                 80,768
                                                                --------------------   --------------------
Units outstanding, ending                                                    127,705                113,297
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            266,818
Cost of units redeemed/account charges                                                             (115,846)
Net investment income (loss)                                                                         (5,994)
Net realized gain (loss)                                                                             14,827
Realized gain distributions                                                                          23,590
Net change in unrealized appreciation (depreciation)                                                 (1,574)
                                                                                       --------------------
Net assets                                                                             $            181,821
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42               128   $           182              1.25%             12.2%
12/31/2011                        1.27               113               144              1.25%            -11.3%
12/31/2010                        1.43                81               115              1.25%             21.6%
12/31/2009                        1.18                69                81              1.25%             43.4%
12/31/2008                        0.82                48                39              1.25%            -39.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              1.00%             12.5%
12/31/2011                        1.29                 0                 0              1.00%            -11.1%
12/31/2010                        1.45                 0                 0              1.00%             21.9%
12/31/2009                        1.19                 0                 0              1.00%             43.8%
12/31/2008                        0.83                 0                 0              1.00%            -39.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.75%             12.8%
12/31/2011                        1.31                 0                 0              0.75%            -10.8%
12/31/2010                        1.47                 0                 0              0.75%             22.2%
12/31/2009                        1.21                 0                 0              0.75%             44.2%
12/31/2008                        0.84                 0                 0              0.75%            -38.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.50%             13.1%
12/31/2011                        1.34                 0                 0              0.50%            -10.6%
12/31/2010                        1.50                 0                 0              0.50%             22.6%
12/31/2009                        1.22                 0                 0              0.50%             44.5%
12/31/2008                        0.84                 0                 0              0.50%            -38.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.25%             13.4%
12/31/2011                        1.36                 0                 0              0.25%            -10.4%
12/31/2010                        1.52                 0                 0              0.25%             22.9%
12/31/2009                        1.24                 0                 0              0.25%             44.9%
12/31/2008                        0.85                 0                 0              0.25%            -38.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.00%             13.7%
12/31/2011                        1.39                 0                 0              0.00%            -10.2%
12/31/2010                        1.54                 0                 0              0.00%             23.2%
12/31/2009                        1.25                 0                 0              0.00%             45.2%
12/31/2008                        0.86                 0                 0              0.00%            -38.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Lord Abbett Growth Opportunities Fund R3 Class - 54400R806

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       170,043   $       172,354             8,807
                                                                         ===============   ===============
Receivables: investments sold                                      125
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       170,168
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       169,946           157,298   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                             222               193              1.15
                                                       ---------------   ---------------
Total                                                  $       170,168           157,491
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,607)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,607)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (17,691)
Realized gain distributions                                                                             34
Net change in unrealized appreciation (depreciation)                                                32,201
                                                                                           ---------------
Net gain (loss)                                                                                     14,544
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,937
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,607)  $             (2,462)
Net realized gain (loss)                                                     (17,691)                66,061
Realized gain distributions                                                       34                 16,579
Net change in unrealized appreciation (depreciation)                          32,201                (70,174)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,937                 10,004
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     157,872                477,813
Cost of units redeemed                                                      (107,177)              (645,026)
Account charges                                                                 (156)                  (774)
                                                                --------------------   --------------------
Increase (decrease)                                                           50,539               (167,987)
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,476               (157,983)
Net assets, beginning                                                        106,692                264,675
                                                                --------------------   --------------------
Net assets, ending                                              $            170,168   $            106,692
                                                                ====================   ====================
Units sold                                                                   164,635                420,016
Units redeemed                                                              (117,921)              (552,992)
                                                                --------------------   --------------------
Net increase (decrease)                                                       46,714               (132,976)
Units outstanding, beginning                                                 110,777                243,753
                                                                --------------------   --------------------
Units outstanding, ending                                                    157,491                110,777
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            940,286
Cost of units redeemed/account charges                                                             (830,719)
Net investment income (loss)                                                                         (5,114)
Net realized gain (loss)                                                                             51,411
Realized gain distributions                                                                          16,615
Net change in unrealized appreciation (depreciation)                                                 (2,311)
                                                                                       --------------------
Net assets                                                                             $            170,168
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08               157   $           170              1.25%             12.2%
12/31/2011                        0.96               111               106              1.25%            -11.3%
12/31/2010                        1.09               243               263              1.25%             21.5%
12/31/2009                        0.89                 2                 2              1.25%             43.5%
12/31/2008                        0.62                 0                 0              1.25%            -39.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             12.5%
12/31/2011                        0.97                 0                 0              1.00%            -11.1%
12/31/2010                        1.09                 0                 0              1.00%             21.8%
12/31/2009                        0.90                 0                 0              1.00%             43.8%
12/31/2008                        0.62                 0                 0              1.00%            -39.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%             12.8%
12/31/2011                        0.98                 0                 0              0.75%            -10.8%
12/31/2010                        1.10                 0                 0              0.75%             22.1%
12/31/2009                        0.90                 0                 0              0.75%             44.2%
12/31/2008                        0.63                 0                 0              0.75%            -38.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%             13.0%
12/31/2011                        0.99                 0                 0              0.50%            -10.6%
12/31/2010                        1.11                 0                 0              0.50%             22.4%
12/31/2009                        0.91                 0                 0              0.50%             44.6%
12/31/2008                        0.63                 0                 0              0.50%            -38.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%             13.3%
12/31/2011                        1.00                 0                 0              0.25%            -10.4%
12/31/2010                        1.12                 0                 0              0.25%             22.7%
12/31/2009                        0.91                 0                 0              0.25%             44.9%
12/31/2008                        0.63                 0                 0              0.25%            -38.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.00%             13.6%
12/31/2011                        1.01                 0                 0              0.00%            -10.2%
12/31/2010                        1.13                 1                 1              0.00%             23.0%
12/31/2009                        0.92                 0                 0              0.00%             45.3%
12/31/2008                        0.63                 0                 0              0.00%            -38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Lord Abbett Mid Cap Stock Fund P Class - 543919401

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        27,413   $        26,088             1,582
                                                                         ===============   ===============
Receivables: investments sold                                      129
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        27,542
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        27,542            23,216   $          1.19
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.29
Band 0                                                              --                --              1.31
                                                       ---------------   ---------------
Total                                                  $        27,542            23,216
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           168
Mortality & expense charges                                                                           (363)
                                                                                           ---------------
Net investment income (loss)                                                                          (195)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (293)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,993
                                                                                           ---------------
Net gain (loss)                                                                                      3,700
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,505
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (195)  $               (510)
Net realized gain (loss)                                                        (293)                 6,711
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,993                 (9,474)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,505                 (3,273)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      10,038                 33,618
Cost of units redeemed                                                       (15,496)               (32,623)
Account charges                                                                   (5)                   (59)
                                                                --------------------   --------------------
Increase (decrease)                                                           (5,463)                   936
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,958)                (2,337)
Net assets, beginning                                                         29,500                 31,837
                                                                --------------------   --------------------
Net assets, ending                                              $             27,542   $             29,500
                                                                ====================   ====================
Units sold                                                                     9,075                 29,194
Units redeemed                                                               (13,974)               (29,837)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,899)                  (643)
Units outstanding, beginning                                                  28,115                 28,758
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,216                 28,115
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             99,604
Cost of units redeemed/account charges                                                              (78,986)
Net investment income (loss)                                                                           (892)
Net realized gain (loss)                                                                              3,956
Realized gain distributions                                                                           2,535
Net change in unrealized appreciation (depreciation)                                                  1,325
                                                                                       --------------------
Net assets                                                                             $             27,542
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                23   $            28              1.25%             13.1%
12/31/2011                        1.05                28                30              1.25%             -5.2%
12/31/2010                        1.11                29                32              1.25%             23.9%
12/31/2009                        0.89                12                11              1.25%             25.1%
12/31/2008                        0.71                 8                 5              1.25%            -40.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.00%             13.3%
12/31/2011                        1.07                 0                 0              1.00%             -5.0%
12/31/2010                        1.12                 0                 0              1.00%             24.2%
12/31/2009                        0.91                 0                 0              1.00%             25.4%
12/31/2008                        0.72                 0                 0              1.00%            -40.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.75%             13.6%
12/31/2011                        1.09                 0                 0              0.75%             -4.7%
12/31/2010                        1.14                 0                 0              0.75%             24.5%
12/31/2009                        0.92                 0                 0              0.75%             25.7%
12/31/2008                        0.73                 0                 0              0.75%            -40.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.50%             13.9%
12/31/2011                        1.11                 0                 0              0.50%             -4.5%
12/31/2010                        1.16                 0                 0              0.50%             24.8%
12/31/2009                        0.93                 0                 0              0.50%             26.0%
12/31/2008                        0.74                 0                 0              0.50%            -39.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.25%             14.2%
12/31/2011                        1.13                 0                 0              0.25%             -4.3%
12/31/2010                        1.18                 0                 0              0.25%             25.1%
12/31/2009                        0.94                 0                 0              0.25%             26.3%
12/31/2008                        0.74                 0                 0              0.25%            -39.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.00%             14.5%
12/31/2011                        1.15                 0                 0              0.00%             -4.0%
12/31/2010                        1.19                 0                 0              0.00%             25.4%
12/31/2009                        0.95                 0                 0              0.00%             26.6%
12/31/2008                        0.75                 0                 0              0.00%            -39.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               0.0%
                2010               0.4%
                2009               0.6%
                2008               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Lord Abbett Mid Cap Stock Fund R3 Class - 543919807

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       110,545   $        99,124             6,228
                                                                         ===============   ===============
Receivables: investments sold                                      200
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       110,745
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       110,745            65,115   $          1.70
Band 100                                                            --                --              1.72
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.76
Band 0                                                              --                --              1.78
                                                       ---------------   ---------------
Total                                                  $       110,745            65,115
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           633
Mortality & expense charges                                                                         (1,466)
                                                                                           ---------------
Net investment income (loss)                                                                          (833)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               953
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                12,767
                                                                                           ---------------
Net gain (loss)                                                                                     13,720
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        12,887
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (833)  $               (309)
Net realized gain (loss)                                                         953                    959
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          12,767                 (1,900)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,887                 (1,250)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     111,194                 51,787
Cost of units redeemed                                                       (70,677)                (1,502)
Account charges                                                                  (24)                   (18)
                                                                --------------------   --------------------
Increase (decrease)                                                           40,493                 50,267
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,380                 49,017
Net assets, beginning                                                         57,365                  8,348
                                                                --------------------   --------------------
Net assets, ending                                              $            110,745   $             57,365
                                                                ====================   ====================
Units sold                                                                    71,851                 36,940
Units redeemed                                                               (44,819)                (4,106)
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,032                 32,834
Units outstanding, beginning                                                  38,083                  5,249
                                                                --------------------   --------------------
Units outstanding, ending                                                     65,115                 38,083
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            170,790
Cost of units redeemed/account charges                                                              (72,226)
Net investment income (loss)                                                                         (1,153)
Net realized gain (loss)                                                                              1,913
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 11,421
                                                                                       --------------------
Net assets                                                                             $            110,745
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                65   $           111              1.25%             12.9%
12/31/2011                        1.51                38                57              1.25%             -5.3%
12/31/2010                        1.59                 5                 8              1.25%             23.8%
12/31/2009                        1.28                 0                 0              1.25%             28.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72                 0   $             0              1.00%             13.2%
12/31/2011                        1.52                 0                 0              1.00%             -5.1%
12/31/2010                        1.60                 0                 0              1.00%             24.1%
12/31/2009                        1.29                 0                 0              1.00%             28.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73                 0   $             0              0.75%             13.5%
12/31/2011                        1.53                 0                 0              0.75%             -4.8%
12/31/2010                        1.60                 0                 0              0.75%             24.4%
12/31/2009                        1.29                 0                 0              0.75%             28.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.50%             13.8%
12/31/2011                        1.54                 0                 0              0.50%             -4.6%
12/31/2010                        1.61                 0                 0              0.50%             24.8%
12/31/2009                        1.29                 0                 0              0.50%             29.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.76                 0   $             0              0.25%             14.0%
12/31/2011                        1.55                 0                 0              0.25%             -4.3%
12/31/2010                        1.62                 0                 0              0.25%             25.1%
12/31/2009                        1.29                 0                 0              0.25%             29.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78                 0   $             0              0.00%             14.3%
12/31/2011                        1.56                 0                 0              0.00%             -4.1%
12/31/2010                        1.62                 0                 0              0.00%             25.4%
12/31/2009                        1.30                 0                 0              0.00%             29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.0%
                2010               0.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Lord Abbett Small Cap Blend Fund P Class - 54400M401

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       973,020   $       845,076            58,627
                                                                         ===============   ===============
Receivables: investments sold                                      199
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       973,219
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       811,435           643,425   $          1.26
Band 100                                                         1,055               820              1.29
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.37
Band 0                                                         160,729           115,249              1.39
                                                       ---------------   ---------------
Total                                                  $       973,219           759,494
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (12,047)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,047)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           147,353
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,271
                                                                                           ---------------
Net gain (loss)                                                                                    157,624
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       145,577
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,047)  $            (23,057)
Net realized gain (loss)                                                     147,353                789,995
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          10,271               (650,745)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            145,577                116,193
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     314,899                528,967
Cost of units redeemed                                                      (950,864)            (2,222,504)
Account charges                                                               (1,250)                (1,193)
                                                                --------------------   --------------------
Increase (decrease)                                                         (637,215)            (1,694,730)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (491,638)            (1,578,537)
Net assets, beginning                                                      1,464,857              3,043,394
                                                                --------------------   --------------------
Net assets, ending                                              $            973,219   $          1,464,857
                                                                ====================   ====================
Units sold                                                                   256,975                436,807
Units redeemed                                                              (753,519)            (1,742,574)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (496,544)            (1,305,767)
Units outstanding, beginning                                               1,256,038              2,561,805
                                                                --------------------   --------------------
Units outstanding, ending                                                    759,494              1,256,038
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,325,311
Cost of units redeemed/account charges                                                           (9,086,390)
Net investment income (loss)                                                                       (118,108)
Net realized gain (loss)                                                                            481,131
Realized gain distributions                                                                         243,331
Net change in unrealized appreciation (depreciation)                                                127,944
                                                                                       --------------------
Net assets                                                                             $            973,219
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26               643   $           811              1.25%             10.2%
12/31/2011                        1.14               989             1,132              1.25%             -3.0%
12/31/2010                        1.18             2,322             2,738              1.25%             11.7%
12/31/2009                        1.06             4,372             4,618              1.25%             22.0%
12/31/2008                        0.87             3,790             3,281              1.25%            -34.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 1   $             1              1.00%             10.5%
12/31/2011                        1.16                 1                 1              1.00%             -2.8%
12/31/2010                        1.20                 0                 0              1.00%             11.9%
12/31/2009                        1.07                 0                 0              1.00%             22.3%
12/31/2008                        0.87                 0                 0              1.00%            -34.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.75%             10.8%
12/31/2011                        1.18                 0                 0              0.75%             -2.5%
12/31/2010                        1.22                 0                 0              0.75%             12.2%
12/31/2009                        1.08                 0                 0              0.75%             22.6%
12/31/2008                        0.88                 0                 0              0.75%            -33.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.50%             11.1%
12/31/2011                        1.21                 0                 0              0.50%             -2.3%
12/31/2010                        1.23                 0                 0              0.50%             12.5%
12/31/2009                        1.10                 0                 0              0.50%             22.9%
12/31/2008                        0.89                 0                 0              0.50%            -33.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.25%             11.4%
12/31/2011                        1.23                 0                 0              0.25%             -2.0%
12/31/2010                        1.25                 0                 0              0.25%             12.8%
12/31/2009                        1.11                 0                 0              0.25%             23.2%
12/31/2008                        0.90                 0                 0              0.25%            -33.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                               EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39               115   $           161              0.00%             11.6%
12/31/2011                        1.25               266               332              0.00%             -1.8%
12/31/2010                        1.27               240               305              0.00%             13.1%
12/31/2009                        1.12               198               223              0.00%             23.5%
12/31/2008                        0.91               168               153              0.00%            -33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
             Lord Abbett Small Cap Blend Fund R3 Class - 54400M807

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        58,790   $        55,417             3,555
                                                                         ===============   ===============
Receivables: investments sold                                       25
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        58,815
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        58,815            40,466   $          1.45
Band 100                                                            --                --              1.47
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.51
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
Total                                                  $        58,815            40,466
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (479)
                                                                                           ---------------
Net investment income (loss)                                                                          (479)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               313
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,793
                                                                                           ---------------
Net gain (loss)                                                                                      3,106
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,627
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (479)  $               (128)
Net realized gain (loss)                                                         313                  1,880
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,793                 (1,565)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,627                    187
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      50,423                  2,332
Cost of units redeemed                                                           (24)                (8,295)
Account charges                                                                   (6)                  (185)
                                                                --------------------   --------------------
Increase (decrease)                                                           50,393                 (6,148)
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,020                 (5,961)
Net assets, beginning                                                          5,795                 11,756
                                                                --------------------   --------------------
Net assets, ending                                              $             58,815   $              5,795
                                                                ====================   ====================
Units sold                                                                    37,260                  6,794
Units redeemed                                                                (1,188)               (11,041)
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,072                 (4,247)
Units outstanding, beginning                                                   4,394                  8,641
                                                                --------------------   --------------------
Units outstanding, ending                                                     40,466                  4,394
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            504,503
Cost of units redeemed/account charges                                                             (439,968)
Net investment income (loss)                                                                         (1,312)
Net realized gain (loss)                                                                             (7,781)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  3,373
                                                                                       --------------------
Net assets                                                                             $             58,815
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                40   $            59              1.25%             10.2%
12/31/2011                        1.32                 4                 6              1.25%             -3.1%
12/31/2010                        1.36                 9                12              1.25%             11.6%
12/31/2009                        1.22                 0                 0              1.25%             21.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              1.00%             10.5%
12/31/2011                        1.33                 0                 0              1.00%             -2.8%
12/31/2010                        1.37                 0                 0              1.00%             11.9%
12/31/2009                        1.22                 0                 0              1.00%             22.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.75%             10.8%
12/31/2011                        1.34                 0                 0              0.75%             -2.6%
12/31/2010                        1.37                 0                 0              0.75%             12.2%
12/31/2009                        1.22                 0                 0              0.75%             22.3%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.50%             11.0%
12/31/2011                        1.35                 0                 0              0.50%             -2.3%
12/31/2010                        1.38                 0                 0              0.50%             12.5%
12/31/2009                        1.22                 0                 0              0.50%             22.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.25%             11.3%
12/31/2011                        1.35                 0                 0              0.25%             -2.1%
12/31/2010                        1.38                 0                 0              0.25%             12.7%
12/31/2009                        1.23                 0                 0              0.25%             22.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.00%             11.6%
12/31/2011                        1.36                 0                 0              0.00%             -1.9%
12/31/2010                        1.39                 0                 0              0.00%             13.0%
12/31/2009                        1.23                 0                 0              0.00%             22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Lord Abbett Small Cap Value Fund R3 Class - 543913719

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       279,253   $       268,943             8,793
                                                                         ===============   ===============
Receivables: investments sold                                      740
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       279,993
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       267,703           166,581   $          1.61
Band 100                                                            --                --              1.62
Band 75                                                             --                --              1.64
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.67
Band 0                                                          12,290             7,305              1.68
                                                       ---------------   ---------------
Total                                                  $       279,993           173,886
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,350
Mortality & expense charges                                                                         (3,205)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,855)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,092
Realized gain distributions                                                                          6,243
Net change in unrealized appreciation (depreciation)                                                15,394
                                                                                           ---------------
Net gain (loss)                                                                                     23,729
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        21,874
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,855)  $             (2,537)
Net realized gain (loss)                                                       2,092                  5,999
Realized gain distributions                                                    6,243                     --
Net change in unrealized appreciation (depreciation)                          15,394                (20,915)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,874                (17,453)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      71,508                171,363
Cost of units redeemed                                                       (59,718)               (49,279)
Account charges                                                                 (570)                  (151)
                                                                --------------------   --------------------
Increase (decrease)                                                           11,220                121,933
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,094                104,480
Net assets, beginning                                                        246,899                142,419
                                                                --------------------   --------------------
Net assets, ending                                              $            279,993   $            246,899
                                                                ====================   ====================
Units sold                                                                    46,389                122,648
Units redeemed                                                               (39,750)               (46,187)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,639                 76,461
Units outstanding, beginning                                                 167,247                 90,786
                                                                --------------------   --------------------
Units outstanding, ending                                                    173,886                167,247
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            376,396
Cost of units redeemed/account charges                                                             (117,287)
Net investment income (loss)                                                                         (4,907)
Net realized gain (loss)                                                                              9,238
Realized gain distributions                                                                           6,243
Net change in unrealized appreciation (depreciation)                                                 10,310
                                                                                       --------------------
Net assets                                                                             $            279,993
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61               167   $           268              1.25%              9.0%
12/31/2011                        1.47               162               239              1.25%             -6.0%
12/31/2010                        1.57                91               142              1.25%             24.4%
12/31/2009                        1.26                 1                 1              1.25%             26.1%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              1.00%              9.2%
12/31/2011                        1.48                 0                 0              1.00%             -5.8%
12/31/2010                        1.58                 0                 0              1.00%             24.7%
12/31/2009                        1.26                 0                 0              1.00%             26.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.75%              9.5%
12/31/2011                        1.49                 0                 0              0.75%             -5.5%
12/31/2010                        1.58                 0                 0              0.75%             25.1%
12/31/2009                        1.26                 0                 0              0.75%             26.5%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.50%              9.8%
12/31/2011                        1.50                 0                 0              0.50%             -5.3%
12/31/2010                        1.59                 0                 0              0.50%             25.4%
12/31/2009                        1.27                 0                 0              0.50%             26.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              0.25%             10.1%
12/31/2011                        1.51                 0                 0              0.25%             -5.0%
12/31/2010                        1.60                 0                 0              0.25%             25.7%
12/31/2009                        1.27                 0                 0              0.25%             26.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68                 7   $            12              0.00%             10.3%
12/31/2011                        1.52                 5                 8              0.00%             -4.8%
12/31/2010                        1.60                 0                 0              0.00%             26.0%
12/31/2009                        1.27                 0                 0              0.00%             27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
              Lord Abbett Small Cap Value Fund P Class - 543913867

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       438,609   $       382,870            13,816
                                                                         ===============   ===============
Receivables: investments sold                                      189
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       438,798
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       438,798           264,746   $          1.66
Band 100                                                            --                --              1.69
Band 75                                                             --                --              1.73
Band 50                                                             --                --              1.76
Band 25                                                             --                --              1.80
Band 0                                                              --                --              1.83
                                                       ---------------   ---------------
Total                                                  $       438,798           264,746
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,381
Mortality & expense charges                                                                         (5,127)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,746)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            14,308
Realized gain distributions                                                                          9,806
Net change in unrealized appreciation (depreciation)                                                15,417
                                                                                           ---------------
Net gain (loss)                                                                                     39,531
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        36,785
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,746)  $             (4,723)
Net realized gain (loss)                                                      14,308                   (460)
Realized gain distributions                                                    9,806                     --
Net change in unrealized appreciation (depreciation)                          15,417                (19,242)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             36,785                (24,425)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      95,602                 99,870
Cost of units redeemed                                                       (86,462)               (39,178)
Account charges                                                                 (120)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                            9,020                 60,612
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,805                 36,187
Net assets, beginning                                                        392,993                356,806
                                                                --------------------   --------------------
Net assets, ending                                              $            438,798   $            392,993
                                                                ====================   ====================
Units sold                                                                    59,667                 63,137
Units redeemed                                                               (53,353)               (25,401)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,314                 37,736
Units outstanding, beginning                                                 258,432                220,696
                                                                --------------------   --------------------
Units outstanding, ending                                                    264,746                258,432
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            625,378
Cost of units redeemed/account charges                                                             (285,600)
Net investment income (loss)                                                                        (13,531)
Net realized gain (loss)                                                                              4,599
Realized gain distributions                                                                          52,213
Net change in unrealized appreciation (depreciation)                                                 55,739
                                                                                       --------------------
Net assets                                                                             $            438,798
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66               265   $           439              1.25%              9.0%
12/31/2011                        1.52               258               393              1.25%             -5.9%
12/31/2010                        1.62               221               357              1.25%             24.5%
12/31/2009                        1.30               162               211              1.25%             28.0%
12/31/2008                        1.01               131               133              1.25%            -32.0%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              1.00%              9.3%
12/31/2011                        1.55                 0                 0              1.00%             -5.7%
12/31/2010                        1.64                 0                 0              1.00%             24.8%
12/31/2009                        1.31                 0                 0              1.00%             28.3%
12/31/2008                        1.02                 0                 0              1.00%            -31.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73                 0   $             0              0.75%              9.5%
12/31/2011                        1.58                 0                 0              0.75%             -5.5%
12/31/2010                        1.67                 0                 0              0.75%             25.1%
12/31/2009                        1.33                 0                 0              0.75%             28.6%
12/31/2008                        1.04                 0                 0              0.75%            -31.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.76                 0   $             0              0.50%              9.8%
12/31/2011                        1.60                 0                 0              0.50%             -5.2%
12/31/2010                        1.69                 0                 0              0.50%             25.4%
12/31/2009                        1.35                 0                 0              0.50%             28.9%
12/31/2008                        1.05                 0                 0              0.50%            -31.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.80                 0   $             0              0.25%             10.1%
12/31/2011                        1.63                 0                 0              0.25%             -5.0%
12/31/2010                        1.72                 0                 0              0.25%             25.8%
12/31/2009                        1.37                 0                 0              0.25%             29.3%
12/31/2008                        1.06                 0                 0              0.25%            -31.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                 0   $             0              0.00%             10.4%
12/31/2011                        1.66                 0                 0              0.00%             -4.8%
12/31/2010                        1.74                 0                 0              0.00%             26.1%
12/31/2009                        1.38                 0                 0              0.00%             29.6%
12/31/2008                        1.07                 0                 0              0.00%            -31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Lord Abbett Small Cap Value Inst Class - 543913800 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.25%              0.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.00%              1.0%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              1.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%              1.2%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%              1.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
            Lord Abbett Value Opportunities Fund A Class - 54400A100

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,392,362   $     4,346,249           265,289
                                                                         ===============   ===============
Receivables: investments sold                                    6,141
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,398,503
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,361,527         1,840,051   $          1.28
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.32
Band 0                                                       2,036,976         1,528,042              1.33
                                                       ---------------   ---------------
Total                                                  $     4,398,503         3,368,093
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (24,813)
                                                                                           ---------------
Net investment income (loss)                                                                       (24,813)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            36,616
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               110,758
                                                                                           ---------------
Net gain (loss)                                                                                    147,374
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       122,561
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (24,813)  $            (10,440)
Net realized gain (loss)                                                      36,616                  7,378
Realized gain distributions                                                       --                  4,497
Net change in unrealized appreciation (depreciation)                         110,758                (84,428)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            122,561                (82,993)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  12,136,445              1,376,817
Cost of units redeemed                                                    (9,197,517)              (287,632)
Account charges                                                               (1,342)                   (85)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,937,586              1,089,100
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,060,147              1,006,107
Net assets, beginning                                                      1,338,356                332,249
                                                                --------------------   --------------------
Net assets, ending                                              $          4,398,503   $          1,338,356
                                                                ====================   ====================
Units sold                                                                 9,811,856              1,103,156
Units redeemed                                                            (7,573,785)              (238,615)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,238,071                864,541
Units outstanding, beginning                                               1,130,022                265,481
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,368,093              1,130,022
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         13,891,688
Cost of units redeemed/account charges                                                           (9,553,727)
Net investment income (loss)                                                                        (35,923)
Net realized gain (loss)                                                                             44,201
Realized gain distributions                                                                           6,151
Net change in unrealized appreciation (depreciation)                                                 46,113
                                                                                       --------------------
Net assets                                                                             $          4,398,503
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28             1,840   $         2,362              1.25%              8.4%
12/31/2011                        1.18             1,130             1,338              1.25%             -5.4%
12/31/2010                        1.25               265               332              1.25%             23.0%
12/31/2009                        1.02                 0                 0              1.25%              1.8%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              1.00%              8.6%
12/31/2011                        1.19                 0                 0              1.00%             -5.1%
12/31/2010                        1.25                 0                 0              1.00%             23.3%
12/31/2009                        1.02                 0                 0              1.00%              1.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.75%              8.9%
12/31/2011                        1.20                 0                 0              0.75%             -4.9%
12/31/2010                        1.26                 0                 0              0.75%             23.6%
12/31/2009                        1.02                 0                 0              0.75%              1.8%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.50%              9.2%
12/31/2011                        1.20                 0                 0              0.50%             -4.7%
12/31/2010                        1.26                 0                 0              0.50%             23.9%
12/31/2009                        1.02                 0                 0              0.50%              1.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.25%              9.5%
12/31/2011                        1.21                 0                 0              0.25%             -4.4%
12/31/2010                        1.26                 0                 0              0.25%             24.2%
12/31/2009                        1.02                 0                 0              0.25%              1.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33             1,528   $         2,037              0.00%              9.7%
12/31/2011                        1.21                 0                 0              0.00%             -4.2%
12/31/2010                        1.27                 0                 0              0.00%             24.5%
12/31/2009                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Lord Abbett Value Opportunities Fund R3 Class - 54400A803

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,179,899   $     1,133,065            71,907
                                                                         ===============   ===============
Receivables: investments sold                                      105
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,180,004
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,156,347           905,198   $          1.28
Band 100                                                            --                --              1.29
Band 75                                                             --                --              1.30
Band 50                                                             --                --              1.31
Band 25                                                             --                --              1.32
Band 0                                                          23,657            17,829              1.33
                                                       ---------------   ---------------
Total                                                  $     1,180,004           923,027
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (12,089)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,089)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,562)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                85,497
                                                                                           ---------------
Net gain (loss)                                                                                     81,935
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        69,846
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,089)  $             (6,398)
Net realized gain (loss)                                                      (3,562)                 5,252
Realized gain distributions                                                       --                  2,564
Net change in unrealized appreciation (depreciation)                          85,497                (45,666)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             69,846                (44,248)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     713,316                760,808
Cost of units redeemed                                                      (331,626)               (99,576)
Account charges                                                               (1,154)                  (466)
                                                                --------------------   --------------------
Increase (decrease)                                                          380,536                660,766
                                                                --------------------   --------------------
Net increase (decrease)                                                      450,382                616,518
Net assets, beginning                                                        729,622                113,104
                                                                --------------------   --------------------
Net assets, ending                                              $          1,180,004   $            729,622
                                                                ====================   ====================
Units sold                                                                   708,285                632,747
Units redeemed                                                              (402,590)              (105,911)
                                                                --------------------   --------------------
Net increase (decrease)                                                      305,695                526,836
Units outstanding, beginning                                                 617,332                 90,496
                                                                --------------------   --------------------
Units outstanding, ending                                                    923,027                617,332
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          1,584,970
Cost of units redeemed/account charges                                                             (437,628)
Net investment income (loss)                                                                        (18,641)
Net realized gain (loss)                                                                              1,742
Realized gain distributions                                                                           2,727
Net change in unrealized appreciation (depreciation)                                                 46,834
                                                                                       --------------------
Net assets                                                                             $          1,180,004
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28               905   $         1,156              1.25%              8.2%
12/31/2011                        1.18               596               704              1.25%             -5.5%
12/31/2010                        1.25                90               113              1.25%             22.9%
12/31/2009                        1.02                 0                 0              1.25%              1.7%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              1.00%              8.5%
12/31/2011                        1.19                 0                 0              1.00%             -5.3%
12/31/2010                        1.25                 0                 0              1.00%             23.2%
12/31/2009                        1.02                 0                 0              1.00%              1.7%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.75%              8.7%
12/31/2011                        1.19                 0                 0              0.75%             -5.0%
12/31/2010                        1.26                 0                 0              0.75%             23.5%
12/31/2009                        1.02                 0                 0              0.75%              1.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.50%              9.0%
12/31/2011                        1.20                 0                 0              0.50%             -4.8%
12/31/2010                        1.26                 0                 0              0.50%             23.8%
12/31/2009                        1.02                 0                 0              0.50%              1.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.25%              9.3%
12/31/2011                        1.21                 0                 0              0.25%             -4.6%
12/31/2010                        1.26                 0                 0              0.25%             24.1%
12/31/2009                        1.02                 0                 0              0.25%              1.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                18   $            24              0.00%              9.5%
12/31/2011                        1.21                21                26              0.00%             -4.3%
12/31/2010                        1.27                 0                 0              0.00%             24.4%
12/31/2009                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
        Manning & Napier ProBlend Conservative Term S Class - 563821651

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       877,570   $       862,085            65,580
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (101)
                                                       ---------------
Net assets                                             $       877,469
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       877,469           678,263   $          1.29
Band 100                                                            --                --              1.31
Band 75                                                             --                --              1.33
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.38
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
Total                                                  $       877,469           678,263
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        12,859
Mortality & expense charges                                                                        (10,025)
                                                                                           ---------------
Net investment income (loss)                                                                         2,834
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,243
Realized gain distributions                                                                         19,942
Net change in unrealized appreciation (depreciation)                                                28,973
                                                                                           ---------------
Net gain (loss)                                                                                     55,158
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        57,992
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,834   $              4,577
Net realized gain (loss)                                                       6,243                  5,532
Realized gain distributions                                                   19,942                 12,054
Net change in unrealized appreciation (depreciation)                          28,973                (16,521)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             57,992                  5,642
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     355,836                623,797
Cost of units redeemed                                                      (283,993)              (154,698)
Account charges                                                                 (224)                  (216)
                                                                --------------------   --------------------
Increase (decrease)                                                           71,619                468,883
                                                                --------------------   --------------------
Net increase (decrease)                                                      129,611                474,525
Net assets, beginning                                                        747,858                273,333
                                                                --------------------   --------------------
Net assets, ending                                              $            877,469   $            747,858
                                                                ====================   ====================
Units sold                                                                   304,317                525,836
Units redeemed                                                              (246,936)              (134,816)
                                                                --------------------   --------------------
Net increase (decrease)                                                       57,381                391,020
Units outstanding, beginning                                                 620,882                229,862
                                                                --------------------   --------------------
Units outstanding, ending                                                    678,263                620,882
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          1,342,971
Cost of units redeemed/account charges                                                             (542,196)
Net investment income (loss)                                                                          9,998
Net realized gain (loss)                                                                             13,105
Realized gain distributions                                                                          38,106
Net change in unrealized appreciation (depreciation)                                                 15,485
                                                                                       --------------------
Net assets                                                                             $            877,469
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29               678   $           877              1.25%              7.4%
12/31/2011                        1.20               621               748              1.25%              1.3%
12/31/2010                        1.19               230               273              1.25%              8.0%
12/31/2009                        1.10                21                24              1.25%              9.6%
12/31/2008                        1.01                 1                 1              1.25%             -6.2%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              1.00%              7.7%
12/31/2011                        1.22                 0                 0              1.00%              1.5%
12/31/2010                        1.20                 0                 0              1.00%              8.2%
12/31/2009                        1.11                 0                 0              1.00%              9.8%
12/31/2008                        1.01                 0                 0              1.00%             -6.0%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.75%              7.9%
12/31/2011                        1.24                 0                 0              0.75%              1.8%
12/31/2010                        1.21                 0                 0              0.75%              8.5%
12/31/2009                        1.12                 0                 0              0.75%             10.1%
12/31/2008                        1.02                 0                 0              0.75%             -5.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.50%              8.2%
12/31/2011                        1.25                 0                 0              0.50%              2.1%
12/31/2010                        1.23                 0                 0              0.50%              8.8%
12/31/2009                        1.13                 0                 0              0.50%             10.4%
12/31/2008                        1.02                 0                 0              0.50%             -5.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.25%              8.5%
12/31/2011                        1.27                 0                 0              0.25%              2.3%
12/31/2010                        1.24                 0                 0              0.25%              9.0%
12/31/2009                        1.14                 0                 0              0.25%             10.7%
12/31/2008                        1.03                 0                 0              0.25%             -5.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.00%              8.8%
12/31/2011                        1.29                 0                 0              0.00%              2.6%
12/31/2010                        1.25                 0                 0              0.00%              9.3%
12/31/2009                        1.15                 0                 0              0.00%             10.9%
12/31/2008                        1.03                 0                 0              0.00%             -5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               2.4%
                2010               2.9%
                2009               2.0%
                2008               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Manning & Napier ProBlend Extended Term S Class - 563821768

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       454,568   $       430,862            28,591
                                                                         ===============   ===============
Receivables: investments sold                                      321
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       454,889
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       454,889           379,125   $          1.20
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.30
                                                       ---------------   ---------------
Total                                                  $       454,889           379,125
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,879
Mortality & expense charges                                                                         (5,186)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,307)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            16,747
Realized gain distributions                                                                         13,656
Net change in unrealized appreciation (depreciation)                                                16,296
                                                                                           ---------------
Net gain (loss)                                                                                     46,699
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        45,392
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,307)  $               (132)
Net realized gain (loss)                                                      16,747                 26,496
Realized gain distributions                                                   13,656                 11,816
Net change in unrealized appreciation (depreciation)                          16,296                (47,942)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             45,392                 (9,762)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     194,274                149,285
Cost of units redeemed                                                      (177,827)              (140,442)
Account charges                                                                 (275)                  (258)
                                                                --------------------   --------------------
Increase (decrease)                                                           16,172                  8,585
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,564                 (1,177)
Net assets, beginning                                                        393,325                394,502
                                                                --------------------   --------------------
Net assets, ending                                              $            454,889   $            393,325
                                                                ====================   ====================
Units sold                                                                   172,293                135,566
Units redeemed                                                              (159,599)              (126,991)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,694                  8,575
Units outstanding, beginning                                                 366,431                357,856
                                                                --------------------   --------------------
Units outstanding, ending                                                    379,125                366,431
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            815,796
Cost of units redeemed/account charges                                                             (430,589)
Net investment income (loss)                                                                            866
Net realized gain (loss)                                                                              3,573
Realized gain distributions                                                                          41,537
Net change in unrealized appreciation (depreciation)                                                 23,706
                                                                                       --------------------
Net assets                                                                             $            454,889
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20               379   $           455              1.25%             11.8%
12/31/2011                        1.07               366               393              1.25%             -2.6%
12/31/2010                        1.10               358               395              1.25%             11.5%
12/31/2009                        0.99               291               288              1.25%             22.8%
12/31/2008                        0.81               132               107              1.25%            -26.2%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              1.00%             12.1%
12/31/2011                        1.09                 0                 0              1.00%             -2.4%
12/31/2010                        1.11                 0                 0              1.00%             11.8%
12/31/2009                        1.00                 0                 0              1.00%             23.1%
12/31/2008                        0.81                 0                 0              1.00%            -26.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.75%             12.3%
12/31/2011                        1.10                 0                 0              0.75%             -2.1%
12/31/2010                        1.13                 0                 0              0.75%             12.0%
12/31/2009                        1.00                 0                 0              0.75%             23.4%
12/31/2008                        0.81                 0                 0              0.75%            -25.9%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.50%             12.6%
12/31/2011                        1.12                 0                 0              0.50%             -1.9%
12/31/2010                        1.14                 0                 0              0.50%             12.3%
12/31/2009                        1.01                 0                 0              0.50%             23.7%
12/31/2008                        0.82                 0                 0              0.50%            -25.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.25%             12.9%
12/31/2011                        1.13                 0                 0              0.25%             -1.7%
12/31/2010                        1.15                 0                 0              0.25%             12.6%
12/31/2009                        1.02                 0                 0              0.25%             24.0%
12/31/2008                        0.82                 0                 0              0.25%            -25.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.00%             13.2%
12/31/2011                        1.15                 0                 0              0.00%             -1.4%
12/31/2010                        1.16                 0                 0              0.00%             12.9%
12/31/2009                        1.03                 0                 0              0.00%             24.3%
12/31/2008                        0.83                 0                 0              0.00%            -25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               1.3%
                2010               1.3%
                2009               1.3%
                2008               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
           Manning & Napier ProBlend Maximum Term S Class - 563821594

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       216,066   $       198,139            12,466
                                                                         ===============   ===============
Receivables: investments sold                                      111
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       216,177
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       216,177           195,168   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $       216,177           195,168
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           549
Mortality & expense charges                                                                         (2,734)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,185)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,801
Realized gain distributions                                                                          3,879
Net change in unrealized appreciation (depreciation)                                                16,330
                                                                                           ---------------
Net gain (loss)                                                                                     27,010
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        24,825
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,185)  $               (734)
Net realized gain (loss)                                                       6,801                 11,160
Realized gain distributions                                                    3,879                     --
Net change in unrealized appreciation (depreciation)                          16,330                (17,537)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             24,825                 (7,111)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     163,350                 36,226
Cost of units redeemed                                                       (64,335)               (38,500)
Account charges                                                                 (176)                  (112)
                                                                --------------------   --------------------
Increase (decrease)                                                           98,839                 (2,386)
                                                                --------------------   --------------------
Net increase (decrease)                                                      123,664                 (9,497)
Net assets, beginning                                                         92,513                102,010
                                                                --------------------   --------------------
Net assets, ending                                              $            216,177   $             92,513
                                                                ====================   ====================
Units sold                                                                   162,301                 34,534
Units redeemed                                                               (63,018)               (35,641)
                                                                --------------------   --------------------
Net increase (decrease)                                                       99,283                 (1,107)
Units outstanding, beginning                                                  95,885                 96,992
                                                                --------------------   --------------------
Units outstanding, ending                                                    195,168                 95,885
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            292,864
Cost of units redeemed/account charges                                                             (114,028)
Net investment income (loss)                                                                         (3,705)
Net realized gain (loss)                                                                             19,240
Realized gain distributions                                                                           3,879
Net change in unrealized appreciation (depreciation)                                                 17,927
                                                                                       --------------------
Net assets                                                                             $            216,177
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11               195   $           216              1.25%             14.8%
12/31/2011                        0.96                96                93              1.25%             -8.3%
12/31/2010                        1.05                97               102              1.25%             12.7%
12/31/2009                        0.93                68                63              1.25%             34.4%
12/31/2008                        0.69                10                 7              1.25%            -36.2%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%             15.1%
12/31/2011                        0.98                 0                 0              1.00%             -8.0%
12/31/2010                        1.06                 0                 0              1.00%             12.9%
12/31/2009                        0.94                 0                 0              1.00%             34.8%
12/31/2008                        0.70                 0                 0              1.00%            -36.0%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.75%             15.4%
12/31/2011                        0.99                 0                 0              0.75%             -7.8%
12/31/2010                        1.07                 0                 0              0.75%             13.2%
12/31/2009                        0.95                 0                 0              0.75%             35.1%
12/31/2008                        0.70                 0                 0              0.75%            -35.9%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%             15.7%
12/31/2011                        1.00                 0                 0              0.50%             -7.6%
12/31/2010                        1.09                 0                 0              0.50%             13.5%
12/31/2009                        0.96                 0                 0              0.50%             35.4%
12/31/2008                        0.71                 0                 0              0.50%            -35.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             16.0%
12/31/2011                        1.02                 0                 0              0.25%             -7.3%
12/31/2010                        1.10                 0                 0              0.25%             13.8%
12/31/2009                        0.96                 0                 0              0.25%             35.8%
12/31/2008                        0.71                 0                 0              0.25%            -35.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             16.2%
12/31/2011                        1.03                 0                 0              0.00%             -7.1%
12/31/2010                        1.11                 0                 0              0.00%             14.1%
12/31/2009                        0.97                 0                 0              0.00%             36.1%
12/31/2008                        0.71                 0                 0              0.00%            -35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%
                2011               0.5%
                2010               0.5%
                2009               0.4%
                2008               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
          Manning & Napier ProBlend Moderate Term S Class - 563821776

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,258,587   $    13,040,216         1,000,725
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (59,014)
                                                       ---------------
Net assets                                             $    13,199,573
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,199,573        10,878,790   $          1.21
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.29
Band 0                                                              --                --              1.31
                                                       ---------------   ---------------
Total                                                  $    13,199,573        10,878,790
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       133,561
Mortality & expense charges                                                                       (149,754)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,193)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (16,432)
Realized gain distributions                                                                        318,913
Net change in unrealized appreciation (depreciation)                                               810,177
                                                                                           ---------------
Net gain (loss)                                                                                  1,112,658
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,096,465
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,193)  $             33,643
Net realized gain (loss)                                                     (16,432)                (7,785)
Realized gain distributions                                                  318,913                312,233
Net change in unrealized appreciation (depreciation)                         810,177               (480,043)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,096,465               (141,952)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,551,591              3,534,290
Cost of units redeemed                                                    (1,609,133)            (2,193,875)
Account charges                                                               (8,643)                (8,371)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,933,815              1,332,044
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,030,280              1,190,092
Net assets, beginning                                                     10,169,293              8,979,201
                                                                --------------------   --------------------
Net assets, ending                                              $         13,199,573   $         10,169,293
                                                                ====================   ====================
Units sold                                                                 3,079,186              3,273,416
Units redeemed                                                            (1,414,450)            (2,091,178)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,664,736              1,182,238
Units outstanding, beginning                                               9,214,054              8,031,816
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,878,790              9,214,054
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         28,381,992
Cost of units redeemed/account charges                                                          (16,304,341)
Net investment income (loss)                                                                         95,418
Net realized gain (loss)                                                                             21,744
Realized gain distributions                                                                         786,389
Net change in unrealized appreciation (depreciation)                                                218,371
                                                                                       --------------------
Net assets                                                                             $         13,199,573
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21            10,879   $        13,200              1.25%              9.9%
12/31/2011                        1.10             9,214            10,169              1.25%             -1.3%
12/31/2010                        1.12             8,032             8,979              1.25%              9.3%
12/31/2009                        1.02               464               474              1.25%             17.4%
12/31/2008                        0.87               119               104              1.25%            -19.4%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%             10.2%
12/31/2011                        1.12                 0                 0              1.00%             -1.0%
12/31/2010                        1.13                 0                 0              1.00%              9.6%
12/31/2009                        1.03                 0                 0              1.00%             17.7%
12/31/2008                        0.88                 0                 0              1.00%            -19.2%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.75%             10.5%
12/31/2011                        1.13                 0                 0              0.75%             -0.8%
12/31/2010                        1.14                 0                 0              0.75%              9.9%
12/31/2009                        1.04                 0                 0              0.75%             18.0%
12/31/2008                        0.88                 0                 0              0.75%            -19.0%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.50%             10.8%
12/31/2011                        1.15                 0                 0              0.50%             -0.5%
12/31/2010                        1.15                 0                 0              0.50%             10.1%
12/31/2009                        1.05                 0                 0              0.50%             18.3%
12/31/2008                        0.89                 0                 0              0.50%            -18.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.25%             11.0%
12/31/2011                        1.16                 0                 0              0.25%             -0.3%
12/31/2010                        1.17                 0                 0              0.25%             10.4%
12/31/2009                        1.06                 0                 0              0.25%             18.6%
12/31/2008                        0.89                 0                 0              0.25%            -18.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.00%             11.3%
12/31/2011                        1.18                 0                 0              0.00%              0.0%
12/31/2010                        1.18                 0                 0              0.00%             10.7%
12/31/2009                        1.06                 0                 0              0.00%             18.9%
12/31/2008                        0.89                 0                 0              0.00%            -18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               1.6%
                2010               2.2%
                2009               1.4%
                2008               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                     BMO Mid Cap Growth Y Class - 572353878

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,523,759   $     1,461,615            75,416
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,135)
                                                       ---------------
Net assets                                             $     1,516,624
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,516,624         1,329,831   $          1.14
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.20
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
Total                                                  $     1,516,624         1,329,831
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (20,663)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,663)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            30,249
Realized gain distributions                                                                         88,525
Net change in unrealized appreciation (depreciation)                                               131,716
                                                                                           ---------------
Net gain (loss)                                                                                    250,490
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       229,827
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,663)  $             (16,168)
Net realized gain (loss)                                                      30,249                  16,482
Realized gain distributions                                                   88,525                      --
Net change in unrealized appreciation (depreciation)                         131,716                 (91,029)
                                                                --------------------   ---------------------
Increase (decrease) in net assets from operations                            229,827                 (90,715)
                                                                --------------------   ---------------------
Contract owner transactions:
Proceeds from units sold                                                      82,870               1,638,602
Cost of units redeemed                                                      (327,978)               (744,684)
Account charges                                                                 (275)                   (233)
                                                                --------------------   ---------------------
Increase (decrease)                                                         (245,383)                893,685
                                                                --------------------   ---------------------
Net increase (decrease)                                                      (15,556)                802,970
Net assets, beginning                                                      1,532,180                 729,210
                                                                --------------------   ---------------------
Net assets, ending                                              $          1,516,624   $           1,532,180
                                                                ====================   =====================
Units sold                                                                   273,670               1,577,358
Units redeemed                                                              (495,500)               (732,614)
                                                                --------------------   ---------------------
Net increase (decrease)                                                     (221,830)                844,744
Units outstanding, beginning                                               1,551,661                 706,917
                                                                --------------------   ---------------------
Units outstanding, ending                                                  1,329,831               1,551,661
                                                                ====================   =====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          2,456,702
Cost of units redeemed/account charges                                                           (1,103,553)
Net investment income (loss)                                                                        (37,757)
Net realized gain (loss)                                                                             50,563
Realized gain distributions                                                                          88,525
Net change in unrealized appreciation (depreciation)                                                 62,144
                                                                                       --------------------
Net assets                                                                             $          1,516,624
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14             1,330   $         1,517              1.25%             15.5%
12/31/2011                        0.99             1,552             1,532              1.25%             -4.3%
12/31/2010                        1.03               707               729              1.25%             29.7%
12/31/2009                        0.80                25                20              1.25%             32.0%
12/31/2008                        0.60                 0                 0              1.25%            -41.3%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             15.8%
12/31/2011                        1.00                 0                 0              1.00%             -4.0%
12/31/2010                        1.04                 0                 0              1.00%             30.0%
12/31/2009                        0.80                 0                 0              1.00%             32.3%
12/31/2008                        0.60                 0                 0              1.00%            -41.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -3.8%
12/31/2010                        1.05                 0                 0              0.75%             30.3%
12/31/2009                        0.80                 0                 0              0.75%             32.6%
12/31/2008                        0.61                 0                 0              0.75%            -41.0%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             16.4%
12/31/2011                        1.02                 0                 0              0.50%             -3.6%
12/31/2010                        1.06                 0                 0              0.50%             30.6%
12/31/2009                        0.81                 0                 0              0.50%             33.0%
12/31/2008                        0.61                 0                 0              0.50%            -40.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.25%             16.7%
12/31/2011                        1.03                 0                 0              0.25%             -3.3%
12/31/2010                        1.06                 0                 0              0.25%             31.0%
12/31/2009                        0.81                 0                 0              0.25%             33.3%
12/31/2008                        0.61                 0                 0              0.25%            -40.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.00%             17.0%
12/31/2011                        1.04                 0                 0              0.00%             -3.1%
12/31/2010                        1.07                 0                 0              0.00%             31.3%
12/31/2009                        0.82                 0                 0              0.00%             33.6%
12/31/2008                        0.61                 0                 0              0.00%            -40.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                    BMO Mid Cap Value Y Class - 572353860

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       121,751   $       115,230             9,077
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (562)
                                                       ---------------
Net assets                                             $       121,189
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       121,189           111,231   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $       121,189           111,231
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           720
Mortality & expense charges                                                                         (1,366)
                                                                                           ---------------
Net investment income (loss)                                                                          (646)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               211
Realized gain distributions                                                                          5,293
Net change in unrealized appreciation (depreciation)                                                12,113
                                                                                           ---------------
Net gain (loss)                                                                                     17,617
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,971
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (646)  $               (679)
Net realized gain (loss)                                                         211                    683
Realized gain distributions                                                    5,293                     --
Net change in unrealized appreciation (depreciation)                          12,113                 (8,457)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,971                 (8,453)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      19,052                 37,207
Cost of units redeemed                                                        (6,436)                (7,027)
Account charges                                                                  (46)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           12,570                 30,180
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,541                 21,727
Net assets, beginning                                                         91,648                 69,921
                                                                --------------------   --------------------
Net assets, ending                                              $            121,189   $             91,648
                                                                ====================   ====================
Units sold                                                                    18,706                 36,343
Units redeemed                                                                (6,408)                (6,869)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,298                 29,474
Units outstanding, beginning                                                  98,933                 69,459
                                                                --------------------   --------------------
Units outstanding, ending                                                    111,231                 98,933
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            126,460
Cost of units redeemed/account charges                                                              (17,727)
Net investment income (loss)                                                                         (1,119)
Net realized gain (loss)                                                                              1,761
Realized gain distributions                                                                           5,293
Net change in unrealized appreciation (depreciation)                                                  6,521
                                                                                       --------------------
Net assets                                                                             $            121,189
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               111   $           121              1.25%             17.6%
12/31/2011                        0.93                99                92              1.25%             -8.0%
12/31/2010                        1.01                69                70              1.25%             20.2%
12/31/2009                        0.84                 5                 5              1.25%             34.9%
12/31/2008                        0.62                 0                 0              1.25%            -37.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             17.9%
12/31/2011                        0.94                 0                 0              1.00%             -7.7%
12/31/2010                        1.01                 0                 0              1.00%             20.5%
12/31/2009                        0.84                 0                 0              1.00%             35.3%
12/31/2008                        0.62                 0                 0              1.00%            -37.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%             18.2%
12/31/2011                        0.95                 0                 0              0.75%             -7.5%
12/31/2010                        1.02                 0                 0              0.75%             20.8%
12/31/2009                        0.85                 0                 0              0.75%             35.6%
12/31/2008                        0.62                 0                 0              0.75%            -37.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.50%             18.5%
12/31/2011                        0.96                 0                 0              0.50%             -7.3%
12/31/2010                        1.03                 0                 0              0.50%             21.1%
12/31/2009                        0.85                 0                 0              0.50%             36.0%
12/31/2008                        0.63                 0                 0              0.50%            -37.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.25%             18.8%
12/31/2011                        0.97                 0                 0              0.25%             -7.1%
12/31/2010                        1.04                 0                 0              0.25%             21.4%
12/31/2009                        0.86                 0                 0              0.25%             36.3%
12/31/2008                        0.63                 0                 0              0.25%            -37.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%             19.1%
12/31/2011                        0.98                 0                 0              0.00%             -6.8%
12/31/2010                        1.05                 0                 0              0.00%             21.7%
12/31/2009                        0.86                 0                 0              0.00%             36.6%
12/31/2008                        0.63                 0                 0              0.00%            -37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.7%
                2011               0.5%
                2010               0.8%
                2009               1.2%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                  BMO Small Cap Growth Y Class - 572353829

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,445,002   $     7,525,327           416,302
                                                                         ===============   ===============
Receivables: investments sold                                    6,821
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,451,823
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,065,583         6,216,863   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.17
Band 50                                                        168,755           142,870              1.18
Band 25                                                             --                --              1.20
Band 0                                                         217,485           179,462              1.21
                                                       ---------------   ---------------
Total                                                  $     7,451,823         6,539,195
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (85,947)
                                                                                           ---------------
Net investment income (loss)                                                                       (85,947)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            29,872
Realized gain distributions                                                                        510,714
Net change in unrealized appreciation (depreciation)                                               252,883
                                                                                           ---------------
Net gain (loss)                                                                                    793,469
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       707,522
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (85,947)  $            (69,748)
Net realized gain (loss)                                                      29,872                192,916
Realized gain distributions                                                  510,714                400,152
Net change in unrealized appreciation (depreciation)                         252,883             (1,001,650)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            707,522               (478,330)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,769,524              5,091,289
Cost of units redeemed                                                    (1,634,701)            (1,702,867)
Account charges                                                               (1,326)                (1,076)
                                                                --------------------   --------------------
Increase (decrease)                                                          133,497              3,387,346
                                                                --------------------   --------------------
Net increase (decrease)                                                      841,019              2,909,016
Net assets, beginning                                                      6,610,804              3,701,788
                                                                --------------------   --------------------
Net assets, ending                                              $          7,451,823   $          6,610,804
                                                                ====================   ====================
Units sold                                                                 1,617,132              4,808,567
Units redeemed                                                            (1,503,436)            (1,805,896)
                                                                --------------------   --------------------
Net increase (decrease)                                                      113,696              3,002,671
Units outstanding, beginning                                               6,425,499              3,422,828
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,539,195              6,425,499
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         11,198,085
Cost of units redeemed/account charges                                                           (4,632,680)
Net investment income (loss)                                                                       (173,414)
Net realized gain (loss)                                                                            229,291
Realized gain distributions                                                                         910,866
Net change in unrealized appreciation (depreciation)                                                (80,325)
                                                                                       --------------------
Net assets                                                                             $          7,451,823
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14             6,217   $         7,066              1.25%             10.7%
12/31/2011                        1.03             6,155             6,322              1.25%             -5.0%
12/31/2010                        1.08             3,402             3,679              1.25%             33.9%
12/31/2009                        0.81                30                24              1.25%             45.0%
12/31/2008                        0.56                12                 7              1.25%            -43.2%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             10.9%
12/31/2011                        1.04                 0                 0              1.00%             -4.8%
12/31/2010                        1.09                 0                 0              1.00%             34.2%
12/31/2009                        0.81                 0                 0              1.00%             45.3%
12/31/2008                        0.56                 0                 0              1.00%            -43.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             11.2%
12/31/2011                        1.05                 0                 0              0.75%             -4.5%
12/31/2010                        1.10                 0                 0              0.75%             34.6%
12/31/2009                        0.82                 0                 0              0.75%             45.7%
12/31/2008                        0.56                 0                 0              0.75%            -42.9%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18               143   $           169              0.50%             11.5%
12/31/2011                        1.06               142               150              0.50%             -4.3%
12/31/2010                        1.11                10                11              0.50%             34.9%
12/31/2009                        0.82                 0                 0              0.50%             46.1%
12/31/2008                        0.56                 0                 0              0.50%            -42.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.25%             11.8%
12/31/2011                        1.07                 0                 0              0.25%             -4.1%
12/31/2010                        1.12                 0                 0              0.25%             35.3%
12/31/2009                        0.82                 0                 0              0.25%             46.4%
12/31/2008                        0.56                 0                 0              0.25%            -42.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21               179   $           217              0.00%             12.1%
12/31/2011                        1.08               129               139              0.00%             -3.8%
12/31/2010                        1.12                10                12              0.00%             35.6%
12/31/2009                        0.83                 0                 0              0.00%             46.8%
12/31/2008                        0.56                 0                 0              0.00%            -42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
           MFS International New Discovery Fund R2 Class - 552981565

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       132,239   $       114,838             5,630
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (382)
                                                       ---------------
Net assets                                             $       131,857
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       131,857            99,293   $          1.33
Band 100                                                            --                --              1.34
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.36
Band 25                                                             --                --              1.37
Band 0                                                              --                --              1.38
                                                       ---------------   ---------------
Total                                                  $       131,857            99,293
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,206
Mortality & expense charges                                                                         (1,113)
                                                                                           ---------------
Net investment income (loss)                                                                            93
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               457
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                17,851
                                                                                           ---------------
Net gain (loss)                                                                                     18,308
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        18,401
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 93   $                297
Net realized gain (loss)                                                         457                     10
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          17,851                   (771)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,401                   (464)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      68,850                 46,835
Cost of units redeemed                                                        (3,746)                   (55)
Account charges                                                                 (202)                  (134)
                                                                --------------------   --------------------
Increase (decrease)                                                           64,902                 46,646
                                                                --------------------   --------------------
Net increase (decrease)                                                       83,303                 46,182
Net assets, beginning                                                         48,554                  2,372
                                                                --------------------   --------------------
Net assets, ending                                              $            131,857   $             48,554
                                                                ====================   ====================
Units sold                                                                    57,733                 43,153
Units redeemed                                                                (3,366)                  (168)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,367                 42,985
Units outstanding, beginning                                                  44,926                  1,941
                                                                --------------------   --------------------
Units outstanding, ending                                                     99,293                 44,926
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            117,866
Cost of units redeemed/account charges                                                               (4,274)
Net investment income (loss)                                                                            389
Net realized gain (loss)                                                                                475
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 17,401
                                                                                       --------------------
Net assets                                                                             $            131,857
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                99   $           132              1.25%             22.9%
12/31/2011                        1.08                45                49              1.25%            -11.6%
12/31/2010                        1.22                 2                 2              1.25%             20.3%
12/31/2009                        1.02                 0                 0              1.25%              1.6%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              1.00%             23.2%
12/31/2011                        1.09                 0                 0              1.00%            -11.3%
12/31/2010                        1.23                 0                 0              1.00%             20.6%
12/31/2009                        1.02                 0                 0              1.00%              1.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.75%             23.5%
12/31/2011                        1.09                 0                 0              0.75%            -11.1%
12/31/2010                        1.23                 0                 0              0.75%             20.9%
12/31/2009                        1.02                 0                 0              0.75%              1.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.50%             23.8%
12/31/2011                        1.10                 0                 0              0.50%            -10.9%
12/31/2010                        1.23                 0                 0              0.50%             21.2%
12/31/2009                        1.02                 0                 0              0.50%              1.6%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.25%             24.1%
12/31/2011                        1.10                 0                 0              0.25%            -10.7%
12/31/2010                        1.23                 0                 0              0.25%             21.5%
12/31/2009                        1.02                 0                 0              0.25%              1.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.00%             24.4%
12/31/2011                        1.11                 0                 0              0.00%            -10.4%
12/31/2010                        1.24                 0                 0              0.00%             21.8%
12/31/2009                        1.02                 0                 0              0.00%              1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.7%
                2010               1.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
            MFS International New Discovery Fund A Class - 552981888

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,468,153   $     5,739,784           307,200
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (101,491)
                                                       ---------------
Net assets                                             $     7,366,662
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,366,662         2,868,467   $          2.57
Band 100                                                            --                --              2.63
Band 75                                                             --                --              2.69
Band 50                                                             --                --              2.75
Band 25                                                             --                --              2.82
Band 0                                                              --                --              2.93
                                                       ---------------   ---------------
Total                                                  $     7,366,662         2,868,467
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        79,460
Mortality & expense charges                                                                        (86,907)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,447)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           202,831
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,206,695
                                                                                           ---------------
Net gain (loss)                                                                                  1,409,526
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,402,079
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,447)  $            (10,232)
Net realized gain (loss)                                                     202,831               (231,022)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,206,695               (509,848)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,402,079               (751,102)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,505,653              1,294,031
Cost of units redeemed                                                    (1,612,294)            (1,267,998)
Account charges                                                               (1,149)                (2,476)
                                                                --------------------   --------------------
Increase (decrease)                                                         (107,790)                23,557
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,294,289               (727,545)
Net assets, beginning                                                      6,072,373              6,799,918
                                                                --------------------   --------------------
Net assets, ending                                              $          7,366,662   $          6,072,373
                                                                ====================   ====================
Units sold                                                                   638,526                628,459
Units redeemed                                                              (682,021)              (608,338)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (43,495)                20,121
Units outstanding, beginning                                               2,911,962              2,891,841
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,868,467              2,911,962
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         15,569,505
Cost of units redeemed/account charges                                                          (10,982,063)
Net investment income (loss)                                                                        (48,033)
Net realized gain (loss)                                                                           (442,695)
Realized gain distributions                                                                       1,541,579
Net change in unrealized appreciation (depreciation)                                              1,728,369
                                                                                       --------------------
Net assets                                                                             $          7,366,662
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.57             2,868   $         7,367              1.25%             23.2%
12/31/2011                        2.09             2,912             6,072              1.25%            -11.3%
12/31/2010                        2.35             2,892             6,800              1.25%             20.6%
12/31/2009                        1.95             2,924             5,703              1.25%             45.6%
12/31/2008                        1.34             1,917             2,569              1.25%            -44.7%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.63                 0   $             0              1.00%             23.5%
12/31/2011                        2.13                 0                 0              1.00%            -11.1%
12/31/2010                        2.39                 0                 0              1.00%             20.9%
12/31/2009                        1.98                 0                 0              1.00%             46.0%
12/31/2008                        1.36                 0                 0              1.00%            -44.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.69                 0   $             0              0.75%             23.8%
12/31/2011                        2.17                 0                 0              0.75%            -10.9%
12/31/2010                        2.44                 0                 0              0.75%             21.2%
12/31/2009                        2.01                 0                 0              0.75%             46.3%
12/31/2008                        1.38                 0                 0              0.75%            -44.4%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.75                 0   $             0              0.50%             24.1%
12/31/2011                        2.22                 0                 0              0.50%            -10.6%
12/31/2010                        2.48                 0                 0              0.50%             21.5%
12/31/2009                        2.04                 0                 0              0.50%             46.7%
12/31/2008                        1.39                 0                 0              0.50%            -44.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.82                 0   $             0              0.25%             24.4%
12/31/2011                        2.26                 0                 0              0.25%            -10.4%
12/31/2010                        2.53                 0                 0              0.25%             21.8%
12/31/2009                        2.08                 0                 0              0.25%             47.0%
12/31/2008                        1.41                 0                 0              0.25%            -44.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.93                 0   $             0              0.00%             24.7%
12/31/2011                        2.35                 0                 0              0.00%            -10.2%
12/31/2010                        2.62                 0                 0              0.00%             22.1%
12/31/2009                        2.14                 0                 0              0.00%             47.4%
12/31/2008                        1.45                 0                 0              0.00%            -44.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.1%
                2010               1.0%
                2009               1.5%
                2008               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
         MFS International Value Fund R3 Class - 552746653 (Unaudited)

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              5.8%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.9%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              5.9%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              5.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
         MFS International Value Fund R2 Class - 552746661 (Unaudited)

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              5.8%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.9%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              5.9%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              5.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
              MFS Mass Investors Growth Stock R3 Class - 575719851

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,173,820   $     9,324,816           577,540
                                                                         ===============   ===============
Receivables: investments sold                                   37,094
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,210,914
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,922,761         4,366,269   $          1.36
Band 100                                                            --                --              1.37
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                       4,288,153         3,060,256              1.40
                                                       ---------------   ---------------
Total                                                  $    10,210,914         7,426,525
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        91,362
Mortality & expense charges                                                                        (68,346)
                                                                                           ---------------
Net investment income (loss)                                                                        23,016
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           147,308
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               771,656
                                                                                           ---------------
Net gain (loss)                                                                                    918,964
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       941,980
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,016   $            (18,807)
Net realized gain (loss)                                                     147,308                 40,644
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         771,656                (42,008)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            941,980                (20,171)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   9,460,921              4,661,264
Cost of units redeemed                                                    (5,061,126)            (2,790,392)
Account charges                                                               (9,632)                (1,045)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,390,163              1,869,827
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,332,143              1,849,656
Net assets, beginning                                                      4,878,771              3,029,115
                                                                --------------------   --------------------
Net assets, ending                                              $         10,210,914   $          4,878,771
                                                                ====================   ====================

Units sold                                                                 7,675,543              3,926,941
Units redeemed                                                            (4,401,149)            (2,354,712)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,274,394              1,572,229
Units outstanding, beginning                                               4,152,131              2,579,902
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,426,525              4,152,131
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         20,345,946
Cost of units redeemed/account charges                                                          (11,190,515)
Net investment income (loss)                                                                         17,819
Net realized gain (loss)                                                                            188,660
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                849,004
                                                                                       --------------------
Net assets                                                                             $         10,210,914
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36             4,366   $         5,923              1.25%             15.4%
12/31/2011                        1.18             4,152             4,879              1.25%              0.1%
12/31/2010                        1.17             2,580             3,029              1.25%             17.4%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              1.00%             15.7%
12/31/2011                        1.18                 0                 0              1.00%              0.3%
12/31/2010                        1.18                 0                 0              1.00%             17.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.75%             16.0%
12/31/2011                        1.18                 0                 0              0.75%              0.6%
12/31/2010                        1.18                 0                 0              0.75%             17.8%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.50%             16.3%
12/31/2011                        1.19                 0                 0              0.50%              0.8%
12/31/2010                        1.18                 0                 0              0.50%             17.9%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.25%             16.6%
12/31/2011                        1.19                 0                 0              0.25%              1.1%
12/31/2010                        1.18                 0                 0              0.25%             18.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40             3,060   $         4,288              0.00%             16.9%
12/31/2011                        1.20                 0                 0              0.00%              1.3%
12/31/2010                        1.18                 0                 0              0.00%             18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               0.8%
                2010               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
              MFS Mass Investors Growth Stock R2 Class - 575719877

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,426,689   $     3,239,186           196,398
                                                                         ===============   ===============
Receivables: investments sold                                      457
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,427,146
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,427,146         2,541,805   $          1.35
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.38
Band 0                                                              --                --              1.39
                                                       ---------------   ---------------
Total                                                  $     3,427,146         2,541,805
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        24,006
Mortality & expense charges                                                                        (23,655)
                                                                                           ---------------
Net investment income (loss)                                                                           351
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            33,415
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               188,999
                                                                                           ---------------
Net gain (loss)                                                                                    222,414
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       222,765
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                351   $               (396)
Net realized gain (loss)                                                      33,415                  1,407
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         188,999                 (1,496)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            222,765                   (485)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,771,999                597,239
Cost of units redeemed                                                    (1,994,793)              (169,271)
Account charges                                                                 (307)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,776,899                427,967
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,999,664                427,482
Net assets, beginning                                                        427,482                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,427,146   $            427,482
                                                                ====================   ====================
Units sold                                                                 3,780,941                503,942
Units redeemed                                                            (1,604,235)              (138,843)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,176,706                365,099
Units outstanding, beginning                                                 365,099                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,541,805                365,099
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $          5,369,238
Cost of units redeemed/account charges                                                           (2,164,372)
Net investment income (loss)                                                                            (45)
Net realized gain (loss)                                                                             34,822
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                187,503
                                                                                       --------------------
Net assets                                                                             $          3,427,146
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35             2,542   $         3,427              1.25%             15.2%
12/31/2011                        1.17               365               427              1.25%             -0.2%
12/31/2010                        1.17                 0                 0              1.25%             17.3%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              1.00%             15.4%
12/31/2011                        1.18                 0                 0              1.00%              0.1%
12/31/2010                        1.17                 0                 0              1.00%             17.5%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.75%             15.7%
12/31/2011                        1.18                 0                 0              0.75%              0.3%
12/31/2010                        1.18                 0                 0              0.75%             17.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.50%             16.0%
12/31/2011                        1.18                 0                 0              0.50%              0.6%
12/31/2010                        1.18                 0                 0              0.50%             17.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.25%             16.3%
12/31/2011                        1.19                 0                 0              0.25%              0.8%
12/31/2010                        1.18                 0                 0              0.25%             18.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.00%             16.6%
12/31/2011                        1.19                 0                 0              0.00%              1.1%
12/31/2010                        1.18                 0                 0              0.00%             18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               0.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                  MFS Mid Cap Growth Fund A Class - 552987703

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        62,389   $        49,227             6,263
                                                                         ===============   ===============
Receivables: investments sold                                      125
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        62,514
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        62,514            56,347   $          1.11
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
Total                                                  $        62,514            56,347
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (721)
                                                                                           ---------------
Net investment income (loss)                                                                          (721)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               926
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 7,614
                                                                                           ---------------
Net gain (loss)                                                                                      8,540
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         7,819
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (721)  $               (700)
Net realized gain (loss)                                                         926                   (190)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           7,614                 (3,287)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,819                 (4,177)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       6,098                  4,216
Cost of units redeemed                                                        (4,053)                (2,684)
Account charges                                                                  (23)                    (7)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,022                  1,525
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,841                 (2,652)
Net assets, beginning                                                         52,673                 55,325
                                                                --------------------   --------------------
Net assets, ending                                              $             62,514   $             52,673
                                                                ====================   ====================
Units sold                                                                     5,794                  4,182
Units redeemed                                                                (3,919)                (2,757)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,875                  1,425
Units outstanding, beginning                                                  54,472                 53,047
                                                                --------------------   --------------------
Units outstanding, ending                                                     56,347                 54,472
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            173,722
Cost of units redeemed/account charges                                                             (134,185)
Net investment income (loss)                                                                         (5,443)
Net realized gain (loss)                                                                             15,258
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 13,162
                                                                                       --------------------
Net assets                                                                             $             62,514
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                56   $            63              1.25%             14.7%
12/31/2011                        0.97                54                53              1.25%             -7.3%
12/31/2010                        1.04                53                55              1.25%             27.1%
12/31/2009                        0.82                10                 8              1.25%             39.9%
12/31/2008                        0.59                 6                 4              1.25%            -51.7%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              1.00%             15.0%
12/31/2011                        0.99                 0                 0              1.00%             -7.1%
12/31/2010                        1.06                 0                 0              1.00%             27.4%
12/31/2009                        0.83                 0                 0              1.00%             40.2%
12/31/2008                        0.59                 0                 0              1.00%            -51.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             15.3%
12/31/2011                        1.01                 0                 0              0.75%             -6.8%
12/31/2010                        1.08                 0                 0              0.75%             27.7%
12/31/2009                        0.85                 0                 0              0.75%             40.6%
12/31/2008                        0.60                 0                 0              0.75%            -51.5%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             15.6%
12/31/2011                        1.03                 0                 0              0.50%             -6.6%
12/31/2010                        1.10                 0                 0              0.50%             28.1%
12/31/2009                        0.86                 0                 0              0.50%             40.9%
12/31/2008                        0.61                 0                 0              0.50%            -51.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%             15.9%
12/31/2011                        1.05                 0                 0              0.25%             -6.4%
12/31/2010                        1.12                 0                 0              0.25%             28.4%
12/31/2009                        0.87                 0                 0              0.25%             41.3%
12/31/2008                        0.62                 0                 0              0.25%            -51.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.00%             16.2%
12/31/2011                        1.09                 0                 0              0.00%             -6.1%
12/31/2010                        1.16                 0                 0              0.00%             28.7%
12/31/2009                        0.90                 0                 0              0.00%             41.6%
12/31/2008                        0.64                 0                 0              0.00%            -51.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     MFS New Discovery R2 Class - 552983173

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        66,037   $        63,282             3,261
                                                                         ===============   ===============
Receivables: investments sold                                       50
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        66,087
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        66,087            66,703   $          0.99
Band 100                                                            --                --              0.99
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
Total                                                  $        66,087            66,703
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (600)
                                                                                           ---------------
Net investment income (loss)                                                                          (600)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,565)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                10,098
                                                                                           ---------------
Net gain (loss)                                                                                      6,533
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,933
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (600)  $                (67)
Net realized gain (loss)                                                      (3,565)                    --
Realized gain distributions                                                       --                  6,419
Net change in unrealized appreciation (depreciation)                          10,098                 (7,343)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,933                   (991)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      41,938                 35,884
Cost of units redeemed                                                       (16,642)                    (4)
Account charges                                                                  (29)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           25,267                 35,878
                                                                --------------------   --------------------
Net increase (decrease)                                                       31,200                 34,887
Net assets, beginning                                                         34,887                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             66,087   $             34,887
                                                                ====================   ====================
Units sold                                                                    43,890                 41,937
Units redeemed                                                               (19,122)                    (2)
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,768                 41,935
Units outstanding, beginning                                                  41,935                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     66,703                 41,935
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             77,822
Cost of units redeemed/account charges                                                              (16,677)
Net investment income (loss)                                                                           (667)
Net realized gain (loss)                                                                             (3,565)
Realized gain distributions                                                                           6,419
Net change in unrealized appreciation (depreciation)                                                  2,755
                                                                                       --------------------
Net assets                                                                             $             66,087
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                67   $            66              1.25%             19.1%
12/31/2011                        0.83                42                35              1.25%            -16.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              1.00%             19.4%
12/31/2011                        0.83                 0                 0              1.00%            -16.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%             19.7%
12/31/2011                        0.83                 0                 0              0.75%            -16.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.50%             20.0%
12/31/2011                        0.84                 0                 0              0.50%            -16.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%             20.3%
12/31/2011                        0.84                 0                 0              0.25%            -16.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.00%             20.6%
12/31/2011                        0.84                 0                 0              0.00%            -16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     MFS New Discovery R3 Class - 55273H742

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        44,215   $        40,918             2,110
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (53)
                                                       ---------------
Net assets                                             $        44,162
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        44,162            44,407   $          0.99
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
Total                                                  $        44,162            44,407
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (405)
                                                                                           ---------------
Net investment income (loss)                                                                          (405)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                50
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,425
                                                                                           ---------------
Net gain (loss)                                                                                      5,475
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,070
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (405)  $                (59)
Net realized gain (loss)                                                          50                    163
Realized gain distributions                                                       --                  3,617
Net change in unrealized appreciation (depreciation)                           5,425                 (2,128)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,070                  1,593
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      21,746                 37,951
Cost of units redeemed                                                        (1,655)               (20,138)
Account charges                                                                 (340)                   (65)
                                                                --------------------   --------------------
Increase (decrease)                                                           19,751                 17,748
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,821                 19,341
Net assets, beginning                                                         19,341                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             44,162   $             19,341
                                                                ====================   ====================
Units sold                                                                    23,264                 47,659
Units redeemed                                                                (2,066)               (24,450)
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,198                 23,209
Units outstanding, beginning                                                  23,209                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     44,407                 23,209
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             59,697
Cost of units redeemed/account charges                                                              (22,198)
Net investment income (loss)                                                                           (464)
Net realized gain (loss)                                                                                213
Realized gain distributions                                                                           3,617
Net change in unrealized appreciation (depreciation)                                                  3,297
                                                                                       --------------------
Net assets                                                                             $             44,162
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                44   $            44              1.25%             19.3%
12/31/2011                        0.83                23                19              1.25%            -16.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%             19.6%
12/31/2011                        0.83                 0                 0              1.00%            -16.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%             19.9%
12/31/2011                        0.84                 0                 0              0.75%            -16.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%             20.2%
12/31/2011                        0.84                 0                 0              0.50%            -16.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%             20.5%
12/31/2011                        0.84                 0                 0              0.25%            -16.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.00%             20.8%
12/31/2011                        0.84                 0                 0              0.00%            -16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     MFS Utilities Fund R3 Class - 552986689

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        24,905   $        22,730             1,338
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $        24,904
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        24,904            17,752   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.44
Band 0                                                              --                --              1.45
                                                       ---------------   ---------------
Total                                                  $        24,904            17,752
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           645
Mortality & expense charges                                                                           (252)
                                                                                           ---------------
Net investment income (loss)                                                                           393
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                79
Realized gain distributions                                                                              9
Net change in unrealized appreciation (depreciation)                                                 1,793
                                                                                           ---------------
Net gain (loss)                                                                                      1,881
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,274
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                393   $                196
Net realized gain (loss)                                                          79                   (356)
Realized gain distributions                                                        9                     --
Net change in unrealized appreciation (depreciation)                           1,793                    382
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,274                    222
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       8,583                 20,161
Cost of units redeemed                                                        (2,193)                (4,141)
Account charges                                                                   (2)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            6,388                 16,020
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,662                 16,242
Net assets, beginning                                                         16,242                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             24,904   $             16,242
                                                                ====================   ====================
Units sold                                                                     6,499                 16,423
Units redeemed                                                                (1,707)                (3,463)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,792                 12,960
Units outstanding, beginning                                                  12,960                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,752                 12,960
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             28,744
Cost of units redeemed/account charges                                                               (6,336)
Net investment income (loss)                                                                            589
Net realized gain (loss)                                                                               (277)
Realized gain distributions                                                                               9
Net change in unrealized appreciation (depreciation)                                                  2,175
                                                                                       --------------------
Net assets                                                                             $             24,904
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                18   $            25              1.25%             11.9%
12/31/2011                        1.25                13                16              1.25%              5.3%
12/31/2010                        1.19                 0                 0              1.25%             19.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              1.00%             12.2%
12/31/2011                        1.26                 0                 0              1.00%              5.5%
12/31/2010                        1.19                 0                 0              1.00%             19.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.75%             12.5%
12/31/2011                        1.26                 0                 0              0.75%              5.8%
12/31/2010                        1.19                 0                 0              0.75%             19.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.50%             12.8%
12/31/2011                        1.27                 0                 0              0.50%              6.1%
12/31/2010                        1.20                 0                 0              0.50%             19.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.25%             13.1%
12/31/2011                        1.27                 0                 0              0.25%              6.3%
12/31/2010                        1.20                 0                 0              0.25%             19.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.00%             13.3%
12/31/2011                        1.28                 0                 0              0.00%              6.6%
12/31/2010                        1.20                 0                 0              0.00%             19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.1%
                2011               3.3%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     MFS Utilities Fund R2 Class - 552986770

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       246,698   $       232,745            13,173
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,929)
                                                       ---------------
Net assets                                             $       244,769
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       244,769           175,686   $          1.39
Band 100                                                            --                --              1.40
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
Total                                                  $       244,769           175,686
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         6,633
Mortality & expense charges                                                                         (2,863)
                                                                                           ---------------
Net investment income (loss)                                                                         3,770
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,345
Realized gain distributions                                                                             98
Net change in unrealized appreciation (depreciation)                                                14,512
                                                                                           ---------------
Net gain (loss)                                                                                     20,955
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        24,725
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,770   $              1,800
Net realized gain (loss)                                                       6,345                 (5,628)
Realized gain distributions                                                       98                     --
Net change in unrealized appreciation (depreciation)                          14,512                   (564)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             24,725                 (4,392)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     245,299                237,093
Cost of units redeemed                                                      (203,828)               (58,245)
Account charges                                                                  (97)                   (26)
                                                                --------------------   --------------------
Increase (decrease)                                                           41,374                178,822
                                                                --------------------   --------------------
Net increase (decrease)                                                       66,099                174,430
Net assets, beginning                                                        178,670                  4,240
                                                                --------------------   --------------------
Net assets, ending                                              $            244,769   $            178,670
                                                                ====================   ====================
Units sold                                                                   188,500                190,520
Units redeemed                                                              (155,939)               (50,962)
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,561                139,558
Units outstanding, beginning                                                 143,125                  3,567
                                                                --------------------   --------------------
Units outstanding, ending                                                    175,686                143,125
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            486,610
Cost of units redeemed/account charges                                                             (262,196)
Net investment income (loss)                                                                          5,587
Net realized gain (loss)                                                                                717
Realized gain distributions                                                                              98
Net change in unrealized appreciation (depreciation)                                                 13,953
                                                                                       --------------------
Net assets                                                                             $            244,769
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39               176   $           245              1.25%             11.6%
12/31/2011                        1.25               143               179              1.25%              5.0%
12/31/2010                        1.19                 4                 4              1.25%             18.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              1.00%             11.9%
12/31/2011                        1.25                 0                 0              1.00%              5.3%
12/31/2010                        1.19                 0                 0              1.00%             19.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.75%             12.2%
12/31/2011                        1.26                 0                 0              0.75%              5.5%
12/31/2010                        1.19                 0                 0              0.75%             19.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.50%             12.4%
12/31/2011                        1.26                 0                 0              0.50%              5.8%
12/31/2010                        1.19                 0                 0              0.50%             19.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.25%             12.7%
12/31/2011                        1.27                 0                 0              0.25%              6.1%
12/31/2010                        1.20                 0                 0              0.25%             19.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.00%             13.0%
12/31/2011                        1.27                 0                 0              0.00%              6.3%
12/31/2010                        1.20                 0                 0              0.00%             19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.1%
                2011               3.0%
                2010               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                       MFS Value Fund A Class - 552983801

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,917,709   $     7,084,424           315,017
                                                                         ===============   ===============
Receivables: investments sold                                   67,976
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,985,685
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,723,701         3,065,782   $          1.54
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.69
Band 0                                                       3,261,984         1,854,727              1.76
                                                       ---------------   ---------------
Total                                                  $     7,985,685         4,920,509
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       158,750
Mortality & expense charges                                                                        (78,519)
                                                                                           ---------------
Net investment income (loss)                                                                        80,231
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           534,148
Realized gain distributions                                                                         57,133
Net change in unrealized appreciation (depreciation)                                               303,907
                                                                                           ---------------
Net gain (loss)                                                                                    895,188
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       975,419
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             80,231   $             23,785
Net realized gain (loss)                                                     534,148               (106,324)
Realized gain distributions                                                   57,133                     --
Net change in unrealized appreciation (depreciation)                         303,907                  8,784
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            975,419                (73,755)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,926,122              1,623,351
Cost of units redeemed                                                    (3,768,133)              (965,635)
Account charges                                                              (10,572)                (1,904)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,147,417                655,812
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,122,836                582,057
Net assets, beginning                                                      5,862,849              5,280,792
                                                                --------------------   --------------------
Net assets, ending                                              $          7,985,685   $          5,862,849
                                                                ====================   ====================
Units sold                                                                 4,834,452              1,218,468
Units redeemed                                                            (4,277,968)              (728,468)
                                                                --------------------   --------------------
Net increase (decrease)                                                      556,484                490,000
Units outstanding, beginning                                               4,364,025              3,874,025
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,920,509              4,364,025
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         13,690,932
Cost of units redeemed/account charges                                                           (7,125,421)
Net investment income (loss)                                                                        130,992
Net realized gain (loss)                                                                            278,215
Realized gain distributions                                                                         177,682
Net change in unrealized appreciation (depreciation)                                                833,285
                                                                                       --------------------
Net assets                                                                             $          7,985,685
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54             3,066   $         4,724              1.25%             14.7%
12/31/2011                        1.34             4,364             5,863              1.25%             -1.4%
12/31/2010                        1.36             3,874             5,281              1.25%             10.0%
12/31/2009                        1.24             2,290             2,837              1.25%             19.0%
12/31/2008                        1.04             1,201             1,250              1.25%            -33.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%             15.0%
12/31/2011                        1.37                 0                 0              1.00%             -1.2%
12/31/2010                        1.39                 0                 0              1.00%             10.3%
12/31/2009                        1.26                 0                 0              1.00%             19.3%
12/31/2008                        1.06                 0                 0              1.00%            -33.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.75%             15.3%
12/31/2011                        1.40                 0                 0              0.75%             -1.0%
12/31/2010                        1.41                 0                 0              0.75%             10.6%
12/31/2009                        1.28                 0                 0              0.75%             19.6%
12/31/2008                        1.07                 0                 0              0.75%            -33.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.50%             15.6%
12/31/2011                        1.43                 0                 0              0.50%             -0.7%
12/31/2010                        1.44                 0                 0              0.50%             10.9%
12/31/2009                        1.30                 0                 0              0.50%             19.9%
12/31/2008                        1.08                 0                 0              0.50%            -33.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              0.25%             15.8%
12/31/2011                        1.46                 0                 0              0.25%             -0.5%
12/31/2010                        1.47                 0                 0              0.25%             11.1%
12/31/2009                        1.32                 0                 0              0.25%             20.2%
12/31/2008                        1.10                 0                 0              0.25%            -33.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.76             1,855   $         3,262              0.00%             16.1%
12/31/2011                        1.51                 0                 0              0.00%             -0.2%
12/31/2010                        1.52                 0                 0              0.00%             11.4%
12/31/2009                        1.36                 0                 0              0.00%             20.5%
12/31/2008                        1.13                 0                 0              0.00%            -32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               1.7%
                2010               1.3%
                2009               1.7%
                2008               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Neuberger Berman Focus Fund Advisor Class - 64122M209

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        40,218   $        32,418             3,606
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $        40,213
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        40,213            34,297   $          1.17
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.29
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
Total                                                  $        40,213            34,297
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           384
Mortality & expense charges                                                                           (632)
                                                                                           ---------------
Net investment income (loss)                                                                          (248)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,458
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 4,405
                                                                                           ---------------
Net gain (loss)                                                                                      8,863
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         8,615
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (248)  $               (226)
Net realized gain (loss)                                                       4,458                  1,410
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           4,405                 (3,618)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,615                 (2,434)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       3,208                  4,031
Cost of units redeemed                                                       (22,166)                (4,253)
Account charges                                                                  (17)                   (16)
                                                                --------------------   --------------------
Increase (decrease)                                                          (18,975)                  (238)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,360)                (2,672)
Net assets, beginning                                                         50,573                 53,245
                                                                --------------------   --------------------
Net assets, ending                                              $             40,213   $             50,573
                                                                ====================   ====================
Units sold                                                                     2,945                  3,850
Units redeemed                                                               (19,464)                (4,171)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,519)                  (321)
Units outstanding, beginning                                                  50,816                 51,137
                                                                --------------------   --------------------
Units outstanding, ending                                                     34,297                 50,816
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             92,829
Cost of units redeemed/account charges                                                              (56,767)
Net investment income (loss)                                                                         (1,057)
Net realized gain (loss)                                                                            (10,759)
Realized gain distributions                                                                           8,167
Net change in unrealized appreciation (depreciation)                                                  7,800
                                                                                       --------------------
Net assets                                                                             $             40,213
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                34   $            40              1.25%             17.8%
12/31/2011                        1.00                51                51              1.25%             -4.4%
12/31/2010                        1.04                51                53              1.25%             10.3%
12/31/2009                        0.94                30                29              1.25%             27.0%
12/31/2008                        0.74                27                20              1.25%            -41.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              1.00%             18.1%
12/31/2011                        1.02                 0                 0              1.00%             -4.2%
12/31/2010                        1.06                 0                 0              1.00%             10.5%
12/31/2009                        0.96                 0                 0              1.00%             27.3%
12/31/2008                        0.75                 0                 0              1.00%            -41.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             18.4%
12/31/2011                        1.04                 0                 0              0.75%             -3.9%
12/31/2010                        1.08                 0                 0              0.75%             10.8%
12/31/2009                        0.97                 0                 0              0.75%             27.6%
12/31/2008                        0.76                 0                 0              0.75%            -41.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.50%             18.7%
12/31/2011                        1.06                 0                 0              0.50%             -3.7%
12/31/2010                        1.10                 0                 0              0.50%             11.1%
12/31/2009                        0.99                 0                 0              0.50%             27.9%
12/31/2008                        0.77                 0                 0              0.50%            -41.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.25%             19.0%
12/31/2011                        1.08                 0                 0              0.25%             -3.5%
12/31/2010                        1.12                 0                 0              0.25%             11.4%
12/31/2009                        1.01                 0                 0              0.25%             28.2%
12/31/2008                        0.78                 0                 0              0.25%            -41.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.00%             19.3%
12/31/2011                        1.10                 0                 0              0.00%             -3.2%
12/31/2010                        1.14                 0                 0              0.00%             11.6%
12/31/2009                        1.02                 0                 0              0.00%             28.6%
12/31/2008                        0.79                 0                 0              0.00%            -40.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.8%
                2010               0.8%
                2009               1.2%
                2008               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Neuberger Berman Large Cap Value Fund Advisor Class - 64122M506

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,331,653   $     1,242,088            72,178
                                                                         ===============   ===============
Receivables: investments sold                                      758
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,332,411
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       943,380           800,284   $          1.18
Band 100                                                         5,791             4,815              1.20
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.28
Band 0                                                         383,240           293,974              1.30
                                                       ---------------   ---------------
Total                                                  $     1,332,411         1,099,073
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        21,409
Mortality & expense charges                                                                        (16,696)
                                                                                           ---------------
Net investment income (loss)                                                                         4,713
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            20,457
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               206,222
                                                                                           ---------------
Net gain (loss)                                                                                    226,679
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       231,392
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,713   $            (25,122)
Net realized gain (loss)                                                      20,457                455,072
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         206,222               (834,861)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            231,392               (404,911)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     395,283                417,911
Cost of units redeemed                                                    (1,474,099)              (999,521)
Account charges                                                                 (276)                  (458)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,079,092)              (582,068)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (847,700)              (986,979)
Net assets, beginning                                                      2,180,111              3,167,090
                                                                --------------------   --------------------
Net assets, ending                                              $          1,332,411   $          2,180,111
                                                                ====================   ====================
Units sold                                                                   350,216                846,338
Units redeemed                                                            (1,355,665)            (1,411,524)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,005,449)              (565,186)
Units outstanding, beginning                                               2,104,522              2,669,708
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,099,073              2,104,522
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,238,137
Cost of units redeemed/account charges                                                           (7,889,878)
Net investment income (loss)                                                                       (128,167)
Net realized gain (loss)                                                                           (151,522)
Realized gain distributions                                                                         174,276
Net change in unrealized appreciation (depreciation)                                                 89,565
                                                                                       --------------------
Net assets                                                                             $          1,332,411
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18               800   $           943              1.25%             15.2%
12/31/2011                        1.02             1,828             1,871              1.25%            -12.7%
12/31/2010                        1.17             2,258             2,647              1.25%             13.6%
12/31/2009                        1.03             2,509             2,589              1.25%             53.6%
12/31/2008                        0.67             2,728             1,833              1.25%            -52.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 5   $             6              1.00%             15.4%
12/31/2011                        1.04                 5                 5              1.00%            -12.5%
12/31/2010                        1.19                 5                 6              1.00%             13.9%
12/31/2009                        1.05                20                20              1.00%             54.0%
12/31/2008                        0.68                19                13              1.00%            -52.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             15.7%
12/31/2011                        1.06                 0                 0              0.75%            -12.2%
12/31/2010                        1.21                 0                 0              0.75%             14.1%
12/31/2009                        1.06                 0                 0              0.75%             54.4%
12/31/2008                        0.69                 0                 0              0.75%            -52.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.50%             16.0%
12/31/2011                        1.08                 0                 0              0.50%            -12.0%
12/31/2010                        1.23                 0                 0              0.50%             14.4%
12/31/2009                        1.07                 0                 0              0.50%             54.8%
12/31/2008                        0.69                 0                 0              0.50%            -52.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.25%             16.3%
12/31/2011                        1.10                 0                 0              0.25%            -11.8%
12/31/2010                        1.25                 0                 0              0.25%             14.7%
12/31/2009                        1.09                 0                 0              0.25%             55.1%
12/31/2008                        0.70                 0                 0              0.25%            -52.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30               294   $           383              0.00%             16.6%
12/31/2011                        1.12               272               304              0.00%            -11.6%
12/31/2010                        1.26               407               514              0.00%             15.0%
12/31/2009                        1.10               335               369              0.00%             55.5%
12/31/2008                        0.71               178               126              0.00%            -52.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               0.2%
                2010               0.0%
                2009               0.8%
                2008               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Neuberger Berman Small Cap Growth R3 Class - 641224183

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         9,513   $         9,263               688
                                                                         ===============   ===============
Receivables: investments sold                                       21
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         9,534
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         9,534             7,558   $          1.26
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.28
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.30
Band 0                                                              --                --              1.31
                                                       ---------------   ---------------
Total                                                  $         9,534             7,558
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (121)
                                                                                           ---------------
Net investment income (loss)                                                                          (121)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,049
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (194)
                                                                                           ---------------
Net gain (loss)                                                                                        855
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           734
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (121)  $                (38)
Net realized gain (loss)                                                       1,049                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (194)                   444
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                734                    406
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          48                  8,389
Cost of units redeemed                                                           (24)                    (6)
Account charges                                                                   (9)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                               15                  8,379
                                                                --------------------   --------------------
Net increase (decrease)                                                          749                  8,785
Net assets, beginning                                                          8,785                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              9,534   $              8,785
                                                                ====================   ====================
Units sold                                                                     5,462                  7,485
Units redeemed                                                                (5,380)                    (9)
                                                                --------------------   --------------------
Net increase (decrease)                                                           82                  7,476
Units outstanding, beginning                                                   7,476                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,558                  7,476
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              8,437
Cost of units redeemed/account charges                                                                  (43)
Net investment income (loss)                                                                           (159)
Net realized gain (loss)                                                                              1,049
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    250
                                                                                       --------------------
Net assets                                                                             $              9,534
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 8   $            10              1.25%              7.4%
12/31/2011                        1.18                 7                 9              1.25%             -2.9%
12/31/2010                        1.21                 0                 0              1.25%             18.3%
12/31/2009                        1.02                 0                 0              1.25%              2.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              1.00%              7.6%
12/31/2011                        1.18                 0                 0              1.00%             -2.7%
12/31/2010                        1.21                 0                 0              1.00%             18.6%
12/31/2009                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.75%              7.9%
12/31/2011                        1.19                 0                 0              0.75%             -2.4%
12/31/2010                        1.22                 0                 0              0.75%             18.9%
12/31/2009                        1.02                 0                 0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.50%              8.2%
12/31/2011                        1.19                 0                 0              0.50%             -2.2%
12/31/2010                        1.22                 0                 0              0.50%             19.2%
12/31/2009                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%              8.4%
12/31/2011                        1.20                 0                 0              0.25%             -1.9%
12/31/2010                        1.22                 0                 0              0.25%             19.5%
12/31/2009                        1.02                 0                 0              0.25%              2.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.00%              8.7%
12/31/2011                        1.21                 0                 0              0.00%             -1.7%
12/31/2010                        1.23                 0                 0              0.00%             19.8%
12/31/2009                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Neuberger Berman Small Cap Growth A Class - 641224225 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.27
Band 100                                                            --                --              1.28
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.31
Band 0                                                              --                --              1.32
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              1.25%              7.7%
12/31/2011                        1.18                 0                 0              1.25%             -2.7%
12/31/2010                        1.21                 0                 0              1.25%             18.5%
12/31/2009                        1.02                 0                 0              1.25%              2.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              1.00%              8.0%
12/31/2011                        1.19                 0                 0              1.00%             -2.5%
12/31/2010                        1.22                 0                 0              1.00%             18.8%
12/31/2009                        1.02                 0                 0              1.00%              2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.75%              8.2%
12/31/2011                        1.19                 0                 0              0.75%             -2.2%
12/31/2010                        1.22                 0                 0              0.75%             19.1%
12/31/2009                        1.02                 0                 0              0.75%              2.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.50%              8.5%
12/31/2011                        1.20                 0                 0              0.50%             -2.0%
12/31/2010                        1.22                 0                 0              0.50%             19.4%
12/31/2009                        1.02                 0                 0              0.50%              2.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.25%              8.8%
12/31/2011                        1.21                 0                 0              0.25%             -1.7%
12/31/2010                        1.23                 0                 0              0.25%             19.7%
12/31/2009                        1.02                 0                 0              0.25%              2.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.00%              9.0%
12/31/2011                        1.21                 0                 0              0.00%             -1.5%
12/31/2010                        1.23                 0                 0              0.00%             20.0%
12/31/2009                        1.02                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Neuberger Berman Small Cap Growth Advisor Class - 641224829

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       530,481   $       478,117            39,522
                                                                         ===============   ===============
Receivables: investments sold                                   15,718
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       546,199
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       508,403           385,264   $          1.32
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.43
Band 0                                                          37,796            25,899              1.46
                                                       ---------------   ---------------
Total                                                  $       546,199           411,163
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,497)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,497)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            31,281
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                16,661
                                                                                           ---------------
Net gain (loss)                                                                                     47,942
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        41,445
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,497)  $             (9,279)
Net realized gain (loss)                                                      31,281                237,701
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          16,661               (215,123)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             41,445                 13,299
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      11,420                326,255
Cost of units redeemed                                                       (57,043)              (837,810)
Account charges                                                                 (165)                  (187)
                                                                --------------------   --------------------
Increase (decrease)                                                          (45,788)              (511,742)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,343)              (498,443)
Net assets, beginning                                                        550,542              1,048,985
                                                                --------------------   --------------------
Net assets, ending                                              $            546,199   $            550,542
                                                                ====================   ====================
Units sold                                                                    52,217                238,690
Units redeemed                                                               (87,193)              (618,680)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,976)              (379,990)
Units outstanding, beginning                                                 446,139                826,129
                                                                --------------------   --------------------
Units outstanding, ending                                                    411,163                446,139
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,601,814
Cost of units redeemed/account charges                                                           (2,021,185)
Net investment income (loss)                                                                        (57,067)
Net realized gain (loss)                                                                            (29,727)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 52,364
                                                                                       --------------------
Net assets                                                                             $            546,199
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32               385   $           508              1.25%              7.4%
12/31/2011                        1.23               426               524              1.25%             -3.1%
12/31/2010                        1.27               810             1,027              1.25%             18.2%
12/31/2009                        1.07               898               963              1.25%             21.2%
12/31/2008                        0.89               832               736              1.25%            -43.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              1.00%              7.6%
12/31/2011                        1.25                 0                 0              1.00%             -2.8%
12/31/2010                        1.29                 0                 0              1.00%             18.5%
12/31/2009                        1.09                 0                 0              1.00%             21.5%
12/31/2008                        0.89                 0                 0              1.00%            -43.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.75%              7.9%
12/31/2011                        1.27                 0                 0              0.75%             -2.6%
12/31/2010                        1.31                 0                 0              0.75%             18.8%
12/31/2009                        1.10                 0                 0              0.75%             21.8%
12/31/2008                        0.90                 0                 0              0.75%            -42.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.50%              8.2%
12/31/2011                        1.30                 0                 0              0.50%             -2.3%
12/31/2010                        1.33                 0                 0              0.50%             19.1%
12/31/2009                        1.11                 0                 0              0.50%             22.1%
12/31/2008                        0.91                 0                 0              0.50%            -42.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.25%              8.5%
12/31/2011                        1.32                 0                 0              0.25%             -2.1%
12/31/2010                        1.35                 0                 0              0.25%             19.4%
12/31/2009                        1.13                 0                 0              0.25%             22.4%
12/31/2008                        0.92                 0                 0              0.25%            -42.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                26   $            38              0.00%              8.7%
12/31/2011                        1.34                20                27              0.00%             -1.9%
12/31/2010                        1.37                16                22              0.00%             19.7%
12/31/2009                        1.14                11                13              0.00%             22.7%
12/31/2008                        0.93                 1                 0              0.00%            -42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Northern Small Cap Value - 665162400 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/15/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.25%             12.4%
12/31/2011                        1.04                 0                 0              1.25%              3.6%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             12.6%
12/31/2011                        1.04                 0                 0              1.00%              3.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             12.9%
12/31/2011                        1.04                 0                 0              0.75%              3.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             13.2%
12/31/2011                        1.04                 0                 0              0.50%              3.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             13.5%
12/31/2011                        1.04                 0                 0              0.25%              3.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.00%             13.8%
12/31/2011                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
              Oakmark Equity & Income Fund - 413838400 (Unaudited)

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              1.25%              7.7%
12/31/2011                        1.03                 0                 0              1.25%             -0.6%
12/31/2010                        1.04                 0                 0              1.25%              8.1%
12/31/2009                        0.96                 0                 0              1.25%             18.3%
12/31/2008                        0.81                 0                 0              1.25%            -19.0%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%              8.0%
12/31/2011                        1.04                 0                 0              1.00%             -0.4%
12/31/2010                        1.04                 0                 0              1.00%              8.4%
12/31/2009                        0.96                 0                 0              1.00%             18.6%
12/31/2008                        0.81                 0                 0              1.00%            -18.9%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.75%              8.2%
12/31/2011                        1.05                 0                 0              0.75%             -0.1%
12/31/2010                        1.05                 0                 0              0.75%              8.7%
12/31/2009                        0.97                 0                 0              0.75%             18.9%
12/31/2008                        0.81                 0                 0              0.75%            -18.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.50%              8.5%
12/31/2011                        1.06                 0                 0              0.50%              0.1%
12/31/2010                        1.06                 0                 0              0.50%              9.0%
12/31/2009                        0.97                 0                 0              0.50%             19.2%
12/31/2008                        0.81                 0                 0              0.50%            -18.6%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%              8.8%
12/31/2011                        1.07                 0                 0              0.25%              0.4%
12/31/2010                        1.06                 0                 0              0.25%              9.2%
12/31/2009                        0.97                 0                 0              0.25%             19.5%
12/31/2008                        0.82                 0                 0              0.25%            -18.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.00%              9.1%
12/31/2011                        1.08                 0                 0              0.00%              0.6%
12/31/2010                        1.07                 0                 0              0.00%              9.5%
12/31/2009                        0.98                 0                 0              0.00%             19.8%
12/31/2008                        0.82                 0                 0              0.00%            -18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
          OneAmerica Asset Director Portfolio Advisor Class - 682444401

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,376,737   $    21,209,259         1,299,685
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (16,193)
                                                       ---------------
Net assets                                             $    23,360,544
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,894,741        10,803,921   $          1.84
Band 100                                                        45,636            24,216              1.88
Band 75                                                             --                --              1.93
Band 50                                                      2,133,552         1,080,960              1.97
Band 25                                                             --                --              2.02
Band 0                                                       1,286,615           618,529              2.08
                                                       ---------------   ---------------
Total                                                  $    23,360,544        12,527,626
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       453,247
Mortality & expense charges                                                                       (257,020)
                                                                                           ---------------
Net investment income (loss)                                                                       196,227
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           537,398
Realized gain distributions                                                                        133,644
Net change in unrealized appreciation (depreciation)                                               967,601
                                                                                           ---------------
Net gain (loss)                                                                                  1,638,643
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,834,870
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            196,227   $            169,221
Net realized gain (loss)                                                     537,398                217,421
Realized gain distributions                                                  133,644                420,877
Net change in unrealized appreciation (depreciation)                         967,601               (956,976)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,834,870               (149,457)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   7,270,451              7,115,424
Cost of units redeemed                                                    (5,922,284)            (3,926,930)
Account charges                                                              (21,821)               (14,730)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,326,346              3,173,764
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,161,216              3,024,307
Net assets, beginning                                                     20,199,328             17,175,021
                                                                --------------------   --------------------
Net assets, ending                                              $         23,360,544   $         20,199,328
                                                                ====================   ====================
Units sold                                                                 4,361,460              5,454,306
Units redeemed                                                            (3,624,443)            (3,635,484)
                                                                --------------------   --------------------
Net increase (decrease)                                                      737,017              1,818,822
Units outstanding, beginning                                              11,790,609              9,971,787
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,527,626             11,790,609
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         61,375,102
Cost of units redeemed/account charges                                                          (41,296,093)
Net investment income (loss)                                                                      1,027,366
Net realized gain (loss)                                                                         (1,075,944)
Realized gain distributions                                                                       1,162,635
Net change in unrealized appreciation (depreciation)                                              2,167,478
                                                                                       --------------------
Net assets                                                                             $         23,360,544
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.84            10,804   $        19,895              1.25%              8.7%
12/31/2011                        1.69            10,146            17,196              1.25%             -0.7%
12/31/2010                        1.71             8,756            14,950              1.25%             10.1%
12/31/2009                        1.55             7,471            11,585              1.25%             24.3%
12/31/2008                        1.25             5,116             6,383              1.25%            -26.7%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.88                24   $            46              1.00%              8.9%
12/31/2011                        1.73                18                31              1.00%             -0.5%
12/31/2010                        1.74                19                34              1.00%             10.4%
12/31/2009                        1.58                13                20              1.00%             24.6%
12/31/2008                        1.26                 5                 7              1.00%            -26.5%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.93                 0   $             0              0.75%              9.2%
12/31/2011                        1.77                 0                 0              0.75%             -0.2%
12/31/2010                        1.77                 0                 0              0.75%             10.7%
12/31/2009                        1.60                 0                 0              0.75%             24.9%
12/31/2008                        1.28                 0                 0              0.75%            -26.3%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.97             1,081   $         2,134              0.50%              9.5%
12/31/2011                        1.80             1,161             2,094              0.50%              0.0%
12/31/2010                        1.80               743             1,340              0.50%             10.9%
12/31/2009                        1.63               571               928              0.50%             25.2%
12/31/2008                        1.30               573               744              0.50%            -26.1%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.02                 0   $             0              0.25%              9.8%
12/31/2011                        1.84                 0                 0              0.25%              0.3%
12/31/2010                        1.84                 0                 0              0.25%             11.2%
12/31/2009                        1.65                 0                 0              0.25%             25.5%
12/31/2008                        1.32                 0                 0              0.25%            -25.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.08               619   $         1,287              0.00%             10.0%
12/31/2011                        1.89               465               879              0.00%              0.5%
12/31/2010                        1.88               453               852              0.00%             11.5%
12/31/2009                        1.69               347               586              0.00%             25.8%
12/31/2008                        1.34               331               444              0.00%            -25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               2.0%
                2010               2.0%
                2009               2.8%
                2008               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             OneAmerica Asset Director Portfolio O Class - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    92,276,648   $    90,434,606         5,106,001
                                                                         ===============   ===============
Receivables: investments sold                                   44,976
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    92,321,624
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    87,554,179        17,247,912   $          5.08
Band 100                                                            --                --              5.20
Band 75                                                             --                --              5.32
Band 50                                                             --                --              5.44
Band 25                                                             --                --              5.57
Band 0                                                       4,767,445         2,353,881              2.03
                                                       ---------------   ---------------
Total                                                  $    92,321,624        19,601,793
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     2,051,255
Mortality & expense charges                                                                     (1,088,445)
                                                                                           ---------------
Net investment income (loss)                                                                       962,810
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            39,449
Realized gain distributions                                                                        523,589
Net change in unrealized appreciation (depreciation)                                             6,322,188
                                                                                           ---------------
Net gain (loss)                                                                                  6,885,226
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     7,848,036
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            962,810   $            802,037
Net realized gain (loss)                                                      39,449               (489,083)
Realized gain distributions                                                  523,589              1,830,708
Net change in unrealized appreciation (depreciation)                       6,322,188             (2,459,278)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          7,848,036               (315,616)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  10,633,961             11,545,312
Cost of units redeemed                                                   (14,374,874)           (14,478,011)
Account charges                                                              (26,442)               (30,356)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,767,355)            (2,963,055)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,080,681             (3,278,671)
Net assets, beginning                                                     88,240,943             91,519,614
                                                                --------------------   --------------------
Net assets, ending                                              $         92,321,624   $         88,240,943
                                                                ====================   ====================
Units sold                                                                 2,758,287              2,596,926
Units redeemed                                                            (3,571,038)            (3,292,561)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (812,751)              (695,635)
Units outstanding, beginning                                              20,414,544             21,110,179
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,601,793             20,414,544
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        261,883,906
Cost of units redeemed/account charges                                                         (217,089,944)
Net investment income (loss)                                                                     20,382,937
Net realized gain (loss)                                                                          9,800,133
Realized gain distributions                                                                      15,502,550
Net change in unrealized appreciation (depreciation)                                              1,842,042
                                                                                       --------------------
Net assets                                                                             $         92,321,624
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          5.08            17,248   $        87,554              1.25%              9.0%
12/31/2011                        4.66            17,988            83,787              1.25%             -0.4%
12/31/2010                        4.68            18,576            86,906              1.25%             10.4%
12/31/2009                        4.24            18,708            79,253              1.25%             24.6%
12/31/2008                        3.40            18,549            63,048              1.25%            -26.4%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          5.20                 0   $             0              1.00%              9.3%
12/31/2011                        4.76                 0                 0              1.00%             -0.2%
12/31/2010                        4.76                 0                 0              1.00%             10.7%
12/31/2009                        4.30                 0                 0              1.00%             24.9%
12/31/2008                        3.44                 0                 0              1.00%            -26.2%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          5.32                 0   $             0              0.75%              9.5%
12/31/2011                        4.85                 0                 0              0.75%              0.1%
12/31/2010                        4.85                 0                 0              0.75%             11.0%
12/31/2009                        4.37                 0                 0              0.75%             25.3%
12/31/2008                        3.49                 0                 0              0.75%            -26.0%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          5.44                 0   $             0              0.50%              9.8%
12/31/2011                        4.96                 0                 0              0.50%              0.3%
12/31/2010                        4.94                 0                 0              0.50%             11.3%
12/31/2009                        4.44                 0                 0              0.50%             25.6%
12/31/2008                        3.54                 0                 0              0.50%            -25.8%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          5.57                 0   $             0              0.25%             10.1%
12/31/2011                        5.06                 0                 0              0.25%              0.6%
12/31/2010                        5.03                 0                 0              0.25%             11.5%
12/31/2009                        4.51                 0                 0              0.25%             25.9%
12/31/2008                        3.58                 0                 0              0.25%            -25.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.03             2,354   $         4,767              0.00%             10.4%
12/31/2011                        1.84             2,427             4,454              0.00%              0.8%
12/31/2010                        1.82             2,534             4,614              0.00%             11.8%
12/31/2009                        1.63                 0                 0              0.00%             26.2%
12/31/2008                        1.29                 0                 0              0.00%            -25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               2.1%
                2010               2.2%
                2009               2.7%
                2008               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      OneAmerica Investment Grade Bond Portfolio Advisor Class - 682444203

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,970,880   $     3,996,007           345,994
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (12,697)
                                                       ---------------
Net assets                                             $     3,958,183
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,400,489         1,678,211   $          1.43
Band 100                                                        19,447            13,285              1.46
Band 75                                                             --                --              1.50
Band 50                                                      1,182,572           771,350              1.53
Band 25                                                             --                --              1.57
Band 0                                                         355,675           220,124              1.62
                                                       ---------------   ---------------
Total                                                  $     3,958,183         2,682,970
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       106,634
Mortality & expense charges                                                                        (37,922)
                                                                                           ---------------
Net investment income (loss)                                                                        68,712
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            41,825
Realized gain distributions                                                                         75,127
Net change in unrealized appreciation (depreciation)                                               (67,739)
                                                                                           ---------------
Net gain (loss)                                                                                     49,213
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       117,925
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             68,712   $             94,798
Net realized gain (loss)                                                      41,825                 51,253
Realized gain distributions                                                   75,127                 47,626
Net change in unrealized appreciation (depreciation)                         (67,739)                12,229
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            117,925                205,906
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     865,202              1,556,176
Cost of units redeemed                                                    (1,132,390)              (962,400)
Account charges                                                                 (545)                  (810)
                                                                --------------------   --------------------
Increase (decrease)                                                         (267,733)               592,966
                                                                --------------------   --------------------
Net increase (decrease)                                                     (149,808)               798,872
Net assets, beginning                                                      4,107,991              3,309,119
                                                                --------------------   --------------------
Net assets, ending                                              $          3,958,183   $          4,107,991
                                                                ====================   ====================
Units sold                                                                   628,127              1,127,174
Units redeemed                                                              (810,544)              (729,703)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (182,417)               397,471
Units outstanding, beginning                                               2,865,387              2,467,916
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,682,970              2,865,387
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            760,997
Cost of units redeemed/account charges                                                            2,390,353
Net investment income (loss)                                                                        535,519
Net realized gain (loss)                                                                            115,304
Realized gain distributions                                                                         181,137
Net change in unrealized appreciation (depreciation)                                                (25,127)
                                                                                       --------------------
Net assets                                                                             $          3,958,183
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43             1,678   $         2,400              1.25%              2.6%
12/31/2011                        1.39             1,768             2,465              1.25%              5.7%
12/31/2010                        1.32             1,746             2,303              1.25%              5.6%
12/31/2009                        1.25             1,480             1,848              1.25%             13.7%
12/31/2008                        1.10               948             1,042              1.25%             -2.5%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                13   $            19              1.00%              2.8%
12/31/2011                        1.42                12                17              1.00%              6.0%
12/31/2010                        1.34                14                19              1.00%              5.9%
12/31/2009                        1.27                12                15              1.00%             14.0%
12/31/2008                        1.11                 5                 5              1.00%             -2.2%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.75%              3.1%
12/31/2011                        1.45                 0                 0              0.75%              6.2%
12/31/2010                        1.37                 0                 0              0.75%              6.1%
12/31/2009                        1.29                 0                 0              0.75%             14.3%
12/31/2008                        1.13                 0                 0              0.75%             -2.0%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53               771   $         1,183              0.50%              3.4%
12/31/2011                        1.48               869             1,289              0.50%              6.5%
12/31/2010                        1.39               688               959              0.50%              6.4%
12/31/2009                        1.31               610               799              0.50%             14.6%
12/31/2008                        1.14               535               612              0.50%             -1.7%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.25%              3.6%
12/31/2011                        1.51                 0                 0              0.25%              6.8%
12/31/2010                        1.42                 0                 0              0.25%              6.7%
12/31/2009                        1.33                 0                 0              0.25%             14.9%
12/31/2008                        1.16                 0                 0              0.25%             -1.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62               220   $           356              0.00%              3.9%
12/31/2011                        1.56               217               337              0.00%              7.0%
12/31/2010                        1.45                20                29              0.00%              6.9%
12/31/2009                        1.36                 0                 0              0.00%             15.2%
12/31/2008                        1.18                 0                 0              0.00%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               3.5%
                2010               4.1%
                2009               5.4%
                2008               5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         OneAmerica Investment Grade Bond Portfolio O Class - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,957,288   $    23,638,126         2,089,133
                                                                         ===============   ===============
Receivables: investments sold                                   48,948
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    24,006,236
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    22,941,909         6,911,565   $          3.32
Band 100                                                            --                --              3.40
Band 75                                                             --                --              3.48
Band 50                                                             --                --              3.56
Band 25                                                             --                --              3.64
Band 0                                                       1,064,327           580,480              1.83
                                                       ---------------   ---------------
Total                                                  $    24,006,236         7,492,045
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       710,358
Mortality & expense charges                                                                       (286,862)
                                                                                           ---------------
Net investment income (loss)                                                                       423,496
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           235,645
Realized gain distributions                                                                        450,105
Net change in unrealized appreciation (depreciation)                                              (433,466)
                                                                                           ---------------
Net gain (loss)                                                                                    252,284
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       675,780
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            423,496   $            525,975
Net realized gain (loss)                                                     235,645                254,132
Realized gain distributions                                                  450,105                273,846
Net change in unrealized appreciation (depreciation)                        (433,466)               290,419
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            675,780              1,344,372
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,140,101              5,852,586
Cost of units redeemed                                                    (6,508,813)            (6,046,538)
Account charges                                                               (8,873)                (8,051)
                                                                --------------------   --------------------
Increase (decrease)                                                         (377,585)              (202,003)
                                                                --------------------   --------------------
Net increase (decrease)                                                      298,195              1,142,369
Net assets, beginning                                                     23,708,041             22,565,672
                                                                --------------------   --------------------
Net assets, ending                                              $         24,006,236   $         23,708,041
                                                                ====================   ====================
Units sold                                                                 2,231,297              2,116,305
Units redeemed                                                            (2,240,888)            (2,152,068)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,591)               (35,763)
Units outstanding, beginning                                               7,501,636              7,537,399
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,492,045              7,501,636
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        237,747,100
Cost of units redeemed/account charges                                                         (228,223,550)
Net investment income (loss)                                                                     12,247,010
Net realized gain (loss)                                                                            758,869
Realized gain distributions                                                                       1,157,645
Net change in unrealized appreciation (depreciation)                                                319,162
                                                                                       --------------------
Net assets                                                                             $         24,006,236
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.32             6,912   $        22,942              1.25%              2.9%
12/31/2011                        3.23             7,164            23,114              1.25%              6.0%
12/31/2010                        3.04             7,273            22,132              1.25%              5.9%
12/31/2009                        2.87             6,704            19,257              1.25%             14.1%
12/31/2008                        2.52             7,245            18,245              1.25%             -2.2%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.40                 0   $             0              1.00%              3.1%
12/31/2011                        3.29                 0                 0              1.00%              6.3%
12/31/2010                        3.10                 0                 0              1.00%              6.2%
12/31/2009                        2.92                 0                 0              1.00%             14.3%
12/31/2008                        2.55                 0                 0              1.00%             -1.9%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.48                 0   $             0              0.75%              3.4%
12/31/2011                        3.36                 0                 0              0.75%              6.6%
12/31/2010                        3.16                 0                 0              0.75%              6.5%
12/31/2009                        2.96                 0                 0              0.75%             14.6%
12/31/2008                        2.59                 0                 0              0.75%             -1.7%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.56                 0   $             0              0.50%              3.7%
12/31/2011                        3.43                 0                 0              0.50%              6.8%
12/31/2010                        3.21                 0                 0              0.50%              6.7%
12/31/2009                        3.01                 0                 0              0.50%             14.9%
12/31/2008                        2.62                 0                 0              0.50%             -1.4%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.64                 0   $             0              0.25%              3.9%
12/31/2011                        3.50                 0                 0              0.25%              7.1%
12/31/2010                        3.27                 0                 0              0.25%              7.0%
12/31/2009                        3.06                 0                 0              0.25%             15.2%
12/31/2008                        2.65                 0                 0              0.25%             -1.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83               580   $         1,064              0.00%              4.2%
12/31/2011                        1.76               338               594              0.00%              7.4%
12/31/2010                        1.64               264               433              0.00%              7.3%
12/31/2009                        1.53                 0                 0              0.00%             15.5%
12/31/2008                        1.32                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.0%
                2011               3.5%
                2010               4.3%
                2009               4.9%
                2008               5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           OneAmerica Money Market Portfolio Advisor Class - 682444104

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,294,513   $     6,294,513         6,441,451
                                                                         ===============   ===============
Receivables: investments sold                                  146,938
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,441,451
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,909,588         5,825,221   $          1.01
Band 100                                                       189,167           182,205              1.04
Band 75                                                             --                --              1.06
Band 50                                                        232,841           214,137              1.09
Band 25                                                             --                --              1.11
Band 0                                                         109,855            95,861              1.15
                                                       ---------------   ---------------
Total                                                  $     6,441,451         6,317,424
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             5
Mortality & expense charges                                                                        (68,244)
                                                                                           ---------------
Net investment income (loss)                                                                       (68,239)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (68,239)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (68,239)  $            (71,750)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                      1
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (68,239)               (71,749)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,719,511              4,565,855
Cost of units redeemed                                                    (2,911,110)            (4,930,814)
Account charges                                                               (3,031)                (3,945)
                                                                --------------------   --------------------
Increase (decrease)                                                          805,370               (368,904)
                                                                --------------------   --------------------
Net increase (decrease)                                                      737,131               (440,653)
Net assets, beginning                                                      5,704,320              6,144,973
                                                                --------------------   --------------------
Net assets, ending                                              $          6,441,451   $          5,704,320
                                                                ====================   ====================
Units sold                                                                 3,906,106              5,318,848
Units redeemed                                                            (3,121,785)            (5,680,921)
                                                                --------------------   --------------------
Net increase (decrease)                                                      784,321               (362,073)
Units outstanding, beginning                                               5,533,103              5,895,176
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,317,424              5,533,103
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         40,650,637
Cost of units redeemed/account charges                                                          (34,077,742)
Net investment income (loss)                                                                       (131,445)
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $          6,441,451
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01             5,825   $         5,910              1.25%             -1.2%
12/31/2011                        1.03             5,203             5,345              1.25%             -1.2%
12/31/2010                        1.04             5,653             5,881              1.25%             -1.2%
12/31/2009                        1.05             5,342             5,626              1.25%             -1.2%
12/31/2008                        1.07             6,190             6,599              1.25%              0.6%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04               182   $           189              1.00%             -1.0%
12/31/2011                        1.05               113               118              1.00%             -1.0%
12/31/2010                        1.06                75                79              1.00%             -1.0%
12/31/2009                        1.07                31                33              1.00%             -1.0%
12/31/2008                        1.08                 7                 8              1.00%              0.8%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%             -0.8%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%
12/31/2010                        1.08                 0                 0              0.75%             -0.7%
12/31/2009                        1.09                 0                 0              0.75%             -0.7%
12/31/2008                        1.09                 0                 0              0.75%              1.1%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               214   $           233              0.50%             -0.5%
12/31/2011                        1.09               152               166              0.50%             -0.5%
12/31/2010                        1.10               127               140              0.50%             -0.5%
12/31/2009                        1.10               110               122              0.50%             -0.5%
12/31/2008                        1.11               174               193              0.50%              1.3%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             -0.3%
12/31/2011                        1.12                 0                 0              0.25%             -0.3%
12/31/2010                        1.12                 0                 0              0.25%             -0.2%
12/31/2009                        1.12                 0                 0              0.25%             -0.2%
12/31/2008                        1.12                 0                 0              0.25%              1.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                96   $           110              0.00%              0.0%
12/31/2011                        1.15                65                75              0.00%              0.0%
12/31/2010                        1.15                39                45              0.00%              0.0%
12/31/2009                        1.15                20                22              0.00%              0.0%
12/31/2008                        1.15                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               OneAmerica Money Market Portfolio O Class - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,227,977   $    20,227,977        19,984,835
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (243,142)
                                                       ---------------
Net assets                                             $    19,984,835
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,948,795        13,238,063   $          1.51
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.58
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.65
Band 0                                                          36,040            30,472              1.18
                                                       ---------------   ---------------
Total                                                  $    19,984,835        13,268,535
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            17
Mortality & expense charges                                                                       (341,284)
                                                                                           ---------------
Net investment income (loss)                                                                      (341,267)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (110)
                                                                                           ---------------
Net gain (loss)                                                                                       (110)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (341,377)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (341,267)  $           (355,784)
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                      9
Net change in unrealized appreciation (depreciation)                            (110)                   110
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (341,377)              (355,665)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,790,342             13,812,876
Cost of units redeemed                                                   (15,471,661)           (13,115,751)
Account charges                                                               (8,750)               (11,491)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,690,069)               685,634
                                                                --------------------   --------------------
Net increase (decrease)                                                   (9,031,446)               329,969
Net assets, beginning                                                     29,016,281             28,686,312
                                                                --------------------   --------------------
Net assets, ending                                              $         19,984,835   $         29,016,281
                                                                ====================   ====================
Units sold                                                                 9,597,443              9,721,502
Units redeemed                                                           (15,346,056)            (9,270,152)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,748,613)               451,350
Units outstanding, beginning                                              19,017,148             18,565,798
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,268,535             19,017,148
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        910,202,577
Cost of units redeemed/account charges                                                         (894,127,869)
Net investment income (loss)                                                                      3,910,118
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               9
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $         19,984,835
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51            13,238   $        19,949              1.25%             -1.2%
12/31/2011                        1.53            19,008            29,005              1.25%             -1.2%
12/31/2010                        1.55            18,566            28,686              1.25%             -1.2%
12/31/2009                        1.56            19,256            30,125              1.25%             -1.1%
12/31/2008                        1.58            22,253            35,217              1.25%              0.9%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              1.00%             -1.0%
12/31/2011                        1.56                 0                 0              1.00%             -1.0%
12/31/2010                        1.57                 0                 0              1.00%             -1.0%
12/31/2009                        1.59                 0                 0              1.00%             -0.9%
12/31/2008                        1.60                 0                 0              1.00%              1.1%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.75%             -0.7%
12/31/2011                        1.59                 0                 0              0.75%             -0.7%
12/31/2010                        1.60                 0                 0              0.75%             -0.7%
12/31/2009                        1.61                 0                 0              0.75%             -0.7%
12/31/2008                        1.62                 0                 0              0.75%              1.4%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.50%             -0.5%
12/31/2011                        1.62                 0                 0              0.50%             -0.5%
12/31/2010                        1.63                 0                 0              0.50%             -0.5%
12/31/2009                        1.64                 0                 0              0.50%             -0.4%
12/31/2008                        1.65                 0                 0              0.50%              1.6%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.25%             -0.2%
12/31/2011                        1.66                 0                 0              0.25%             -0.2%
12/31/2010                        1.66                 0                 0              0.25%             -0.2%
12/31/2009                        1.67                 0                 0              0.25%             -0.2%
12/31/2008                        1.67                 0                 0              0.25%              1.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                30   $            36              0.00%              0.0%
12/31/2011                        1.18                 9                11              0.00%              0.0%
12/31/2010                        1.18                 0                 0              0.00%              0.0%
12/31/2009                        1.18                 0                 0              0.00%              0.1%
12/31/2008                        1.18                 0                 0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.1%
                2008               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          OneAmerica Socially Responsive Portfolio O Class - 682444500

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       433,217   $       404,095            44,842
                                                                         ===============   ===============
Receivables: investments sold                                      450
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       433,667
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       433,667           451,128   $          0.96
Band 100                                                            --                --              0.98
Band 75                                                             --                --              0.99
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $       433,667           451,128
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,761
Mortality & expense charges                                                                         (5,559)
                                                                                           ---------------
Net investment income (loss)                                                                          (798)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,802
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                29,655
                                                                                           ---------------
Net gain (loss)                                                                                     36,457
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        35,659
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (798)  $             (1,987)
Net realized gain (loss)                                                       6,802                 37,870
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          29,655                (75,441)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             35,659                (39,558)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      67,062                132,650
Cost of units redeemed                                                       (69,304)              (215,175)
Account charges                                                                  (24)                  (262)
                                                                --------------------   --------------------
Increase (decrease)                                                           (2,266)               (82,787)
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,393               (122,345)
Net assets, beginning                                                        400,274                522,619
                                                                --------------------   --------------------
Net assets, ending                                              $            433,667   $            400,274
                                                                ====================   ====================
Units sold                                                                   121,187                140,540
Units redeemed                                                              (126,435)              (245,739)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,248)              (105,199)
Units outstanding, beginning                                                 456,376                561,575
                                                                --------------------   --------------------
Units outstanding, ending                                                    451,128                456,376
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,404,853
Cost of units redeemed/account charges                                                             (933,460)
Net investment income (loss)                                                                         (2,568)
Net realized gain (loss)                                                                            (71,288)
Realized gain distributions                                                                           7,008
Net change in unrealized appreciation (depreciation)                                                 29,122
                                                                                       --------------------
Net assets                                                                             $            433,667
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/31/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96               451   $           434              1.25%              9.6%
12/31/2011                        0.88               456               400              1.25%             -4.7%
12/31/2010                        0.92               431               397              1.25%              9.8%
12/31/2009                        0.84               410               343              1.25%             29.3%
12/31/2008                        0.65               323               210              1.25%            -37.6%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              1.00%              9.9%
12/31/2011                        0.89                 0                 0              1.00%             -4.5%
12/31/2010                        0.93                 0                 0              1.00%             10.1%
12/31/2009                        0.85                 0                 0              1.00%             29.6%
12/31/2008                        0.65                 0                 0              1.00%            -37.4%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.75%             10.2%
12/31/2011                        0.90                 0                 0              0.75%             -4.2%
12/31/2010                        0.94                 0                 0              0.75%             10.4%
12/31/2009                        0.85                 0                 0              0.75%             30.0%
12/31/2008                        0.66                 0                 0              0.75%            -37.3%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%             10.4%
12/31/2011                        0.92                 0                 0              0.50%             -4.0%
12/31/2010                        0.95                 0                 0              0.50%             10.6%
12/31/2009                        0.86                 0                 0              0.50%             30.3%
12/31/2008                        0.66                 0                 0              0.50%            -37.1%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%             10.7%
12/31/2011                        0.93                 0                 0              0.25%             -3.7%
12/31/2010                        0.97               130               126              0.25%             10.9%
12/31/2009                        0.87               108                94              0.25%             30.6%
12/31/2008                        0.67                51                34              0.25%            -37.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%             11.0%
12/31/2011                        0.94                 0                 0              0.00%             -3.5%
12/31/2010                        0.98                 0                 0              0.00%             11.2%
12/31/2009                        0.88                 0                 0              0.00%             30.9%
12/31/2008                        0.67                 0                 0              0.00%            -36.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               0.7%
                2010               1.1%
                2009               1.0%
                2008               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       OneAmerica Socially Responsive Portfolio Advisor Class - 682444609

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       566,376   $       498,631            58,630
                                                                         ===============   ===============
Receivables: investments sold                                      580
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       566,956
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       556,099           590,422   $          0.94
Band 100                                                         9,163             9,566              0.96
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.99
Band 25                                                             --                --              1.01
Band 0                                                           1,694             1,653              1.02
                                                       ---------------   ---------------
Total                                                  $       566,956           601,641
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,591
Mortality & expense charges                                                                         (6,999)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,408)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            45,304
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 7,676
                                                                                           ---------------
Net gain (loss)                                                                                     52,980
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        50,572
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,408)  $             (3,479)
Net realized gain (loss)                                                      45,304                (31,649)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           7,676                 (2,949)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             50,572                (38,077)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     122,974                 57,382
Cost of units redeemed                                                      (263,205)              (114,064)
Account charges                                                                 (374)                  (502)
                                                                --------------------   --------------------
Increase (decrease)                                                         (140,605)               (57,184)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (90,033)               (95,261)
Net assets, beginning                                                        656,989                752,250
                                                                --------------------   --------------------
Net assets, ending                                              $            566,956   $            656,989
                                                                ====================   ====================
Units sold                                                                   133,991                151,064
Units redeemed                                                              (281,754)              (217,535)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (147,763)               (66,471)
Units outstanding, beginning                                                 749,404                815,875
                                                                --------------------   --------------------
Units outstanding, ending                                                    601,641                749,404
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,468,127
Cost of units redeemed/account charges                                                             (955,873)
Net investment income (loss)                                                                           (460)
Net realized gain (loss)                                                                            (15,380)
Realized gain distributions                                                                           2,797
Net change in unrealized appreciation (depreciation)                                                 67,745
                                                                                       --------------------
Net assets                                                                             $            566,956
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/31/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94               590   $           556              1.25%              9.3%
12/31/2011                        0.86               571               492              1.25%             -5.0%
12/31/2010                        0.91               590               535              1.25%              9.5%
12/31/2009                        0.83               462               382              1.25%             29.0%
12/31/2008                        0.64                92                59              1.25%            -37.8%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                10   $             9              1.00%              9.6%
12/31/2011                        0.87                 8                 7              1.00%             -4.7%
12/31/2010                        0.92                 6                 5              1.00%              9.8%
12/31/2009                        0.84                 4                 4              1.00%             29.3%
12/31/2008                        0.65                 3                 2              1.00%            -37.7%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.75%              9.8%
12/31/2011                        0.89                 0                 0              0.75%             -4.5%
12/31/2010                        0.93                 0                 0              0.75%             10.1%
12/31/2009                        0.84                 0                 0              0.75%             29.6%
12/31/2008                        0.65                 0                 0              0.75%            -37.5%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.50%             10.1%
12/31/2011                        0.90                 0                 0              0.50%             -4.3%
12/31/2010                        0.94                 0                 0              0.50%             10.4%
12/31/2009                        0.85                 0                 0              0.50%             30.0%
12/31/2008                        0.66                 0                 0              0.50%            -37.4%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%             10.4%
12/31/2011                        0.91                 0                 0              0.25%             -4.0%
12/31/2010                        0.95                 0                 0              0.25%             10.6%
12/31/2009                        0.86                 0                 0              0.25%             30.3%
12/31/2008                        0.66                 0                 0              0.25%            -37.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 2   $             2              0.00%             10.7%
12/31/2011                        0.93               171               158              0.00%             -3.8%
12/31/2010                        0.96               220               212              0.00%             10.9%
12/31/2009                        0.87               228               198              0.00%             30.6%
12/31/2008                        0.66               234               155              0.00%            -37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.5%
                2010               0.8%
                2009               0.8%
                2008               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
              OneAmerica Value Portfolio Advisor Class - 682444302

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,673,273   $     6,884,447           356,131
                                                                         ===============   ===============
Receivables: investments sold                                   23,094
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,696,367
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,841,790         3,084,922   $          1.89
Band 100                                                       285,374           147,251              1.94
Band 75                                                             --                --              1.98
Band 50                                                      1,259,536           620,540              2.03
Band 25                                                             --                --              2.08
Band 0                                                         309,667           144,759              2.14
                                                       ---------------   ---------------
Total                                                  $     7,696,367         3,997,472
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       121,594
Mortality & expense charges                                                                        (79,358)
                                                                                           ---------------
Net investment income (loss)                                                                        42,236
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            69,342
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               717,174
                                                                                           ---------------
Net gain (loss)                                                                                    786,516
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       828,752
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             42,236   $             10,556
Net realized gain (loss)                                                      69,342               (373,119)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         717,174                 81,880
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            828,752               (280,683)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,349,386              1,569,981
Cost of units redeemed                                                    (1,498,415)            (1,450,487)
Account charges                                                               (1,514)                (1,804)
                                                                --------------------   --------------------
Increase (decrease)                                                         (150,543)               117,690
                                                                --------------------   --------------------
Net increase (decrease)                                                      678,209               (162,993)
Net assets, beginning                                                      7,018,158              7,181,151
                                                                --------------------   --------------------
Net assets, ending                                              $          7,696,367   $          7,018,158
                                                                ====================   ====================
Units sold                                                                   836,633                913,099
Units redeemed                                                              (911,240)              (856,559)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (74,607)                56,540
Units outstanding, beginning                                               4,072,079              4,015,539
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,997,472              4,072,079
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         13,194,269
Cost of units redeemed/account charges                                                           (6,089,150)
Net investment income (loss)                                                                        189,315
Net realized gain (loss)                                                                         (1,459,190)
Realized gain distributions                                                                       1,072,297
Net change in unrealized appreciation (depreciation)                                                788,826
                                                                                       --------------------
Net assets                                                                             $          7,696,367
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.89             3,085   $         5,842              1.25%             11.6%
12/31/2011                        1.70             3,114             5,285              1.25%             -3.9%
12/31/2010                        1.76             3,109             5,488              1.25%             11.8%
12/31/2009                        1.58             3,013             4,758              1.25%             28.3%
12/31/2008                        1.23             2,516             3,095              1.25%            -37.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.94               147   $           285              1.00%             11.9%
12/31/2011                        1.73               128               222              1.00%             -3.6%
12/31/2010                        1.80               116               208              1.00%             12.1%
12/31/2009                        1.60                 6                10              1.00%             28.6%
12/31/2008                        1.25                 4                 5              1.00%            -37.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.98                 0   $             0              0.75%             12.2%
12/31/2011                        1.77                 0                 0              0.75%             -3.4%
12/31/2010                        1.83                 0                 0              0.75%             12.3%
12/31/2009                        1.63                 0                 0              0.75%             29.0%
12/31/2008                        1.26                 0                 0              0.75%            -37.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.03               621   $         1,260              0.50%             12.4%
12/31/2011                        1.81               673             1,214              0.50%             -3.1%
12/31/2010                        1.86               640             1,193              0.50%             12.6%
12/31/2009                        1.65               436               722              0.50%             29.3%
12/31/2008                        1.28               383               491              0.50%            -37.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.08                 0   $             0              0.25%             12.7%
12/31/2011                        1.84                 0                 0              0.25%             -2.9%
12/31/2010                        1.90                 0                 0              0.25%             12.9%
12/31/2009                        1.68                 0                 0              0.25%             29.6%
12/31/2008                        1.30                 0                 0              0.25%            -37.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.14               145   $           310              0.00%             13.0%
12/31/2011                        1.89               157               297              0.00%             -2.6%
12/31/2010                        1.94               151               293              0.00%             13.2%
12/31/2009                        1.72                96               165              0.00%             29.9%
12/31/2008                        1.32                78               104              0.00%            -37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.3%
                2010               1.3%
                2009               1.6%
                2008               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 OneAmerica Value Portfolio O Class - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    62,839,996   $    65,366,139         2,881,257
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (94,849)
                                                       ---------------
Net assets                                             $    62,745,147
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    59,161,626         9,747,431   $          6.07
Band 100                                                            --                --              6.21
Band 75                                                             --                --              6.36
Band 50                                                             --                --              6.51
Band 25                                                             --                --              6.66
Band 0                                                         357,086           184,063              1.94
Band S                                                       3,226,435            87,115             37.04
                                                       ---------------   ---------------
Total                                                  $    62,745,147        10,018,609
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     1,173,907
Mortality & expense charges                                                                       (769,996)
                                                                                           ---------------
Net investment income (loss)                                                                       403,911
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (648,464)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             7,458,734
                                                                                           ---------------
Net gain (loss)                                                                                  6,810,270
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     7,214,181
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            403,911   $            199,031
Net realized gain (loss)                                                    (648,464)              (557,107)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       7,458,734             (1,934,242)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          7,214,181             (2,292,318)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,556,355              8,383,897
Cost of units redeemed                                                   (12,377,146)           (10,107,955)
Account charges                                                              (17,749)               (23,363)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,838,540)            (1,747,421)
                                                                --------------------   --------------------
Net increase (decrease)                                                      375,641             (4,039,739
Net assets, beginning                                                     62,369,506             66,409,245
                                                                --------------------   --------------------
Net assets, ending                                              $         62,745,147   $         62,369,506
                                                                ====================   ====================
Units sold                                                                 1,033,263              1,584,368
Units redeemed                                                            (2,130,386)            (1,860,368)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,097,123)              (276,000)
Units outstanding, beginning                                              11,115,732             11,391,732
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,018,609             11,115,732
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        330,530,873
Cost of units redeemed/account charges                                                         (328,444,426)
Net investment income (loss)                                                                     17,778,779
Net realized gain (loss)                                                                         18,553,125
Realized gain distributions                                                                      26,852,939
Net change in unrealized appreciation (depreciation)                                             (2,526,143)
                                                                                       --------------------
Net assets                                                                             $         62,745,147
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2011             $          6.07             9,747   $        59,162              1.25%             11.9%
12/31/2011                        5.42            10,880            59,000              1.25%             -3.6%
12/31/2010                        5.62            11,108            62,465              1.25%             12.1%
12/31/2009                        5.02            11,239            56,363              1.25%             28.7%
12/31/2008                        3.90            11,925            46,471              1.25%            -37.7%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          6.21                 0   $             0              1.00%             12.2%
12/31/2011                        5.54                 0                 0              1.00%             -3.3%
12/31/2010                        5.73                 0                 0              1.00%             12.4%
12/31/2009                        5.09                 0                 0              1.00%             29.0%
12/31/2008                        3.95                 0                 0              1.00%            -37.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          6.36                 0   $             0              0.75%             12.5%
12/31/2011                        5.65                 0                 0              0.75%             -3.1%
12/31/2010                        5.83                 0                 0              0.75%             12.7%
12/31/2009                        5.17                 0                 0              0.75%             29.3%
12/31/2008                        4.00                 0                 0              0.75%            -37.4%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          6.51                 0   $             0              0.50%             12.8%
12/31/2011                        5.77                 0                 0              0.50%             -2.8%
12/31/2010                        5.94                 0                 0              0.50%             13.0%
12/31/2009                        5.26                 0                 0              0.50%             29.7%
12/31/2008                        4.05                 0                 0              0.50%            -37.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          6.66                 0   $             0              0.25%             13.1%
12/31/2011                        5.89                 0                 0              0.25%             -2.6%
12/31/2010                        6.05                56               338              0.25%             13.3%
12/31/2009                        5.34                49               262              0.25%             30.0%
12/31/2008                        4.11                29               120              0.25%            -37.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.94               184   $           357              0.00%            13.34%
12/31/2011                        1.71               140               240              0.00%             -2.4%
12/31/2010                        1.75               128               224              0.00%             13.5%
12/31/2009                        1.54                 0                 0              0.00%             30.3%
12/31/2008                        1.18                 0                 0              0.00%            -36.9%

                                                                BAND S
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012                       37.04                87             3,226              0.50%             12.8%
12/31/2011                       32.84                95             3,130              0.50%             -2.8%
12/31/2010                       33.80               100             3,382              0.50%             13.0%
12/31/2009                       29.92               116             3,475              0.50%             29.7%
12/31/2008                       23.08               115             2,643              0.50%            -37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                                  2012              2011              2010              2009              2007
                                   1.9%              1.5%              1.5%              1.7%              2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Oppenheimer Developing Markets Fund A Class - 683974109

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,857,625   $     8,374,544           250,134
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (30,389)
                                                       ---------------
Net assets                                             $     8,827,236
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,113,046         4,118,310   $          1.24
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.26
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.28
Band 0                                                       3,714,190         2,880,188              1.29
                                                       ---------------   ---------------
Total                                                  $     8,827,236         6,998,498
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                        $             34,763
Mortality & expense charges                                                                         (49,975)
                                                                                       --------------------
Net investment income (loss)                                                                        (15,212)
                                                                                       --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (32,273)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                869,465
                                                                                       --------------------
Net gain (loss)                                                                                     837,192
                                                                                       --------------------
Increase (decrease) in net assets from operations                                      $            821,980
                                                                                       ====================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,212)  $             28,238
Net realized gain (loss)                                                     (32,273)                15,740
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         869,465               (454,956)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            821,980               (410,978)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  11,949,337              4,086,998
Cost of units redeemed                                                    (6,667,871)            (1,733,625)
Account charges                                                              (10,050)                  (888)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,271,416              2,352,485
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,093,396              1,941,507
Net assets, beginning                                                      2,733,840                792,333
                                                                --------------------   --------------------
Net assets, ending                                              $          8,827,236   $          2,733,840
                                                                ====================   ====================
Units sold                                                                10,585,683              3,527,087
Units redeemed                                                            (6,215,114)            (1,515,214)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,370,569              2,011,873
Units outstanding, beginning                                               2,627,929                616,056
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,998,498              2,627,929
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         16,814,245
Cost of units redeemed/account charges                                                           (8,463,908)
Net investment income (loss)                                                                         11,652
Net realized gain (loss)                                                                            (17,834)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                483,081
                                                                                       --------------------
Net assets                                                                             $          8,827,236
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24             4,118   $         5,113              1.25%             19.3%
12/31/2011                        1.04             2,628             2,734              1.25%            -19.1%
12/31/2010                        1.29               616               792              1.25%             25.4%
12/31/2009                        1.03                 0                 0              1.25%              2.6%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              1.00%             19.6%
12/31/2011                        1.05                 0                 0              1.00%            -18.9%
12/31/2010                        1.29                 0                 0              1.00%             25.7%
12/31/2009                        1.03                 0                 0              1.00%              2.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%             19.9%
12/31/2011                        1.05                 0                 0              0.75%            -18.7%
12/31/2010                        1.29                 0                 0              0.75%             26.0%
12/31/2009                        1.03                 0                 0              0.75%              2.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.50%             20.2%
12/31/2011                        1.06                 0                 0              0.50%            -18.5%
12/31/2010                        1.30                 0                 0              0.50%             26.4%
12/31/2009                        1.03                 0                 0              0.50%              2.6%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.25%             20.5%
12/31/2011                        1.06                 0                 0              0.25%            -18.3%
12/31/2010                        1.30                 0                 0              0.25%             26.7%
12/31/2009                        1.03                 0                 0              0.25%              2.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29             2,880   $         3,714              0.00%             20.8%
12/31/2011                        1.07                 0                 0              0.00%            -18.1%
12/31/2010                        1.30                 0                 0              0.00%             27.0%
12/31/2009                        1.03                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               2.9%
                2010               0.2%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Oppenheimer Developing Markets Fund N Class - 683974406

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,054,905   $    13,142,103           470,133
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (23,340)
                                                       ---------------
Net assets                                             $    16,031,565
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,257,684         6,298,938   $          2.42
Band 100                                                         2,528             1,024              2.47
Band 75                                                             --                --              2.52
Band 50                                                          8,630             3,365              2.56
Band 25                                                             --                --              2.61
Band 0                                                         762,723           286,284              2.66
                                                       ---------------   ---------------
Total                                                  $    16,031,565         6,589,611
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        21,787
Mortality & expense charges                                                                       (161,851)
                                                                                           ---------------
Net investment income (loss)                                                                      (140,064)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           193,578
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             2,241,853
                                                                                           ---------------
Net gain (loss)                                                                                  2,435,431
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,295,367
                                                                                           ===============

                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (140,064)  $             29,713
Net realized gain (loss)                                                     193,578                288,052
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       2,241,853             (2,940,539)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,295,367             (2,622,774)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,676,038              4,789,364
Cost of units redeemed                                                    (3,219,065)            (4,054,318)
Account charges                                                               (6,280)                (5,221)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,450,693                729,825
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,746,060             (1,892,949)
Net assets, beginning                                                     11,285,505             13,178,454
                                                                --------------------   --------------------
Net assets, ending                                              $         16,031,565   $         11,285,505
                                                                ====================   ====================
Units sold                                                                 2,830,293              2,134,716
Units redeemed                                                            (1,758,259)            (1,821,268)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,072,034                313,448
Units outstanding, beginning                                               5,517,577              5,204,129
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,589,611              5,517,577
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         27,386,813
Cost of units redeemed/account charges                                                          (15,117,429)
Net investment income (loss)                                                                       (314,579)
Net realized gain (loss)                                                                           (934,041)
Realized gain distributions                                                                       2,097,999
Net change in unrealized appreciation (depreciation)                                              2,912,802
                                                                                       --------------------
Net assets                                                                             $         16,031,565
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.42             6,299   $        15,258              1.25%             19.0%
12/31/2011                        2.04             5,230            10,649              1.25%            -19.4%
12/31/2010                        2.53             5,062            12,792              1.25%             24.9%
12/31/2009                        2.02             4,180             8,458              1.25%             78.9%
12/31/2008                        1.13             2,856             3,230              1.25%            -48.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.47                 1   $             3              1.00%             19.3%
12/31/2011                        2.07                 0                 0              1.00%            -19.2%
12/31/2010                        2.56                 0                 0              1.00%             25.2%
12/31/2009                        2.05                 0                 0              1.00%             79.4%
12/31/2008                        1.14                 0                 0              1.00%            -48.7%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.52                 0   $             0              0.75%             19.6%
12/31/2011                        2.10                 0                 0              0.75%            -19.0%
12/31/2010                        2.60                 0                 0              0.75%             25.5%
12/31/2009                        2.07                 0                 0              0.75%             79.8%
12/31/2008                        1.15                 0                 0              0.75%            -48.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.56                 3   $             9              0.50%             19.9%
12/31/2011                        2.14                 3                 7              0.50%            -18.8%
12/31/2010                        2.64                 1                 3              0.50%             25.8%
12/31/2009                        2.09                 0                 0              0.50%             80.3%
12/31/2008                        1.16                 0                 0              0.50%            -48.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.61                 0   $             0              0.25%             20.2%
12/31/2011                        2.18                 0                 0              0.25%            -18.6%
12/31/2010                        2.67                 0                 0              0.25%             26.2%
12/31/2009                        2.12                 0                 0              0.25%             80.7%
12/31/2008                        1.17                 0                 0              0.25%            -48.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.66               286   $           763              0.00%             20.5%
12/31/2011                        2.21               284               629              0.00%            -18.4%
12/31/2010                        2.71               142               384              0.00%             26.5%
12/31/2009                        2.14                11                23              0.00%             81.2%
12/31/2008                        1.18                 0                 0              0.00%            -48.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               1.4%
                2010               0.0%
                2009               0.5%
                2008               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Oppenheimer Developing Markets Fund Y Class - 683974505 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              4.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              5.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.3%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              5.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              5.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Oppenheimer Global Fund A Class - 683924104 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              9.0%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              9.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              9.1%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              9.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Oppenheimer Global Fund Y Class - 683924401 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              9.1%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              9.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              9.2%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              9.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Oppenheimer Global Fund N Class - 683924500

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,599,828   $     2,211,708            40,181
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (15,780)
                                                       ---------------
Net assets                                             $     2,584,048
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       554,857           411,001   $          1.35
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.40
Band 50                                                      1,308,035           915,107              1.43
Band 25                                                             --                --              1.46
Band 0                                                         721,156           485,661              1.48
                                                       ---------------   ---------------
Total                                                  $     2,584,048         1,811,769
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        15,973
Mortality & expense charges                                                                        (12,684)
                                                                                           ---------------
Net investment income (loss)                                                                         3,289
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            20,584
Realized gain distributions                                                                          4,166
Net change in unrealized appreciation (depreciation)                                               395,454
                                                                                           ---------------
Net gain (loss)                                                                                    420,204
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       423,493
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,289   $             22,105
Net realized gain (loss)                                                      20,584               (115,661)
Realized gain distributions                                                    4,166                    623
Net change in unrealized appreciation (depreciation)                         395,454               (157,325)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            423,493               (250,258)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     428,638                862,286
Cost of units redeemed                                                      (463,108)              (382,646)
Account charges                                                               (1,023)                (1,085)
                                                                --------------------   --------------------
Increase (decrease)                                                          (35,493)               478,555
                                                                --------------------   --------------------
Net increase (decrease)                                                      388,000                228,297
Net assets, beginning                                                      2,196,048              1,967,751
                                                                --------------------   --------------------
Net assets, ending                                              $          2,584,048   $          2,196,048
                                                                ====================   ====================
Units sold                                                                   331,324                933,106
Units redeemed                                                              (365,855)              (576,024)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,531)               357,082
Units outstanding, beginning                                               1,846,300              1,489,218
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,811,769              1,846,300
                                                                ====================   ====================

                                              CUMULATIVE NET ASSETS
                                                December 31, 2012

Proceeds from units sold                                                               $          4,830,446
Cost of units redeemed/account charges                                                           (2,640,421)
Net investment income (loss)                                                                         29,428
Net realized gain (loss)                                                                           (260,932)
Realized gain distributions                                                                         237,407
Net change in unrealized appreciation (depreciation)                                                388,120
                                                                                       --------------------
Net assets                                                                             $          2,584,048
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35               411   $           555              1.25%             18.8%
12/31/2011                        1.14               483               549              1.25%            -10.1%
12/31/2010                        1.26               306               386              1.25%             13.8%
12/31/2009                        1.11               263               292              1.25%             37.2%
12/31/2008                        0.81               169               136              1.25%            -42.0%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              1.00%             19.1%
12/31/2011                        1.15                 0                 0              1.00%             -9.9%
12/31/2010                        1.28                 0                 0              1.00%             14.1%
12/31/2009                        1.12                 0                 0              1.00%             37.6%
12/31/2008                        0.82                 0                 0              1.00%            -41.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.75%             19.4%
12/31/2011                        1.17                 0                 0              0.75%             -9.7%
12/31/2010                        1.30                 0                 0              0.75%             14.4%
12/31/2009                        1.14                 0                 0              0.75%             37.9%
12/31/2008                        0.82                 0                 0              0.75%            -41.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43               915   $         1,308              0.50%             19.7%
12/31/2011                        1.19               866             1,034              0.50%             -9.4%
12/31/2010                        1.32               616               812              0.50%             14.7%
12/31/2009                        1.15               477               549              0.50%             38.3%
12/31/2008                        0.83               414               344              0.50%            -41.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.25%             20.0%
12/31/2011                        1.21                 0                 0              0.25%             -9.2%
12/31/2010                        1.34                 0                 0              0.25%             14.9%
12/31/2009                        1.16                 0                 0              0.25%             38.6%
12/31/2008                        0.84                 0                 0              0.25%            -41.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48               486   $           721              0.00%             20.3%
12/31/2011                        1.23               497               613              0.00%             -9.0%
12/31/2010                        1.36               567               769              0.00%             15.2%
12/31/2009                        1.18               526               619              0.00%             39.0%
12/31/2008                        0.85               406               343              0.00%            -41.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.7%
                2011               1.6%
                2010               0.5%
                2009               0.4%
                2008               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Oppenheimer Global Opportunities Fund A Class - 683943104

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,285,817   $     1,361,381            44,121
                                                                         ===============   ===============
Receivables: investments sold                                    4,749
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,290,566
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,290,566         1,280,143   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
Total                                                  $     1,290,566         1,280,143
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        14,531
Mortality & expense charges                                                                        (12,070)
                                                                                           ---------------
Net investment income (loss)                                                                         2,461
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (10,122)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (76,936)
                                                                                           ---------------
Net gain (loss)                                                                                    (87,058)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (84,597)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,461   $                 96
Net realized gain (loss)                                                     (10,122)                    82
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (76,936)                 1,372
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (84,597)                 1,550
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,532,008                 87,050
Cost of units redeemed                                                      (197,084)               (47,523)
Account charges                                                                 (707)                  (131)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,334,217                 39,396
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,249,620                 40,946
Net assets, beginning                                                         40,946                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,290,566   $             40,946
                                                                ====================   ====================
Units sold                                                                 1,437,723                 95,111
Units redeemed                                                              (201,812)               (50,879)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,235,911                 44,232
Units outstanding, beginning                                                  44,232                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,280,143                 44,232
                                                                ====================   ====================

                                               CUMULATIVE NET ASSETS
                                                 December 31, 2012

Proceeds from units sold                                                               $          1,619,058
Cost of units redeemed/account charges                                                             (245,445)
Net investment income (loss)                                                                          2,557
Net realized gain (loss)                                                                            (10,040)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (75,564)
                                                                                       --------------------
Net assets                                                                             $          1,290,566
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01             1,280   $         1,291              1.25%              8.9%
12/31/2011                        0.93                44                41              1.25%            -10.4%
12/31/2010                        1.03                 0                 0              1.25%              3.3%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.00%              9.2%
12/31/2011                        0.93                 0                 0              1.00%            -10.1%
12/31/2010                        1.03                 0                 0              1.00%              3.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              9.5%
12/31/2011                        0.93                 0                 0              0.75%             -9.9%
12/31/2010                        1.03                 0                 0              0.75%              3.4%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              9.7%
12/31/2011                        0.93                 0                 0              0.50%             -9.7%
12/31/2010                        1.03                 0                 0              0.50%              3.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%             10.0%
12/31/2011                        0.94                 0                 0              0.25%             -9.5%
12/31/2010                        1.03                 0                 0              0.25%              3.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.00%             10.3%
12/31/2011                        0.94                 0                 0              0.00%             -9.2%
12/31/2010                        1.04                 0                 0              0.00%              3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               1.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      Oppenheimer Global Opportunities Fund Y Class - 683943401 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============
                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                                               CUMULATIVE NET ASSETS
                                                 December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              9.6%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%              9.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%              9.7%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%              9.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%              9.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Oppenheimer Global Opportunities Fund N Class - 683943500

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       182,450   $       173,494             6,513
                                                                         ===============   ===============
Receivables: investments sold                                    3,123
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       185,573
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       185,573           185,435   $          1.00
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.03
                                                       ---------------   ---------------
Total                                                  $       185,573           185,435
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,459
Mortality & expense charges                                                                         (2,141)
                                                                                           ---------------
Net investment income (loss)                                                                          (682)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,855
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 9,345
                                                                                           ---------------
Net gain (loss)                                                                                     12,200
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,518
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (682)  $                (33)
Net realized gain (loss)                                                       2,855                    (49)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           9,345                   (389)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,518                   (471)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     314,361                 28,871
Cost of units redeemed                                                      (167,365)                (1,279)
Account charges                                                                  (62)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          146,934                 27,592
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,452                 27,121
Net assets, beginning                                                         27,121                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            185,573   $             27,121
                                                                ====================   ====================
Units sold                                                                   332,468                 30,857
Units redeemed                                                              (176,442)                (1,448)
                                                                --------------------   --------------------
Net increase (decrease)                                                      156,026                 29,409
Units outstanding, beginning                                                  29,409                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    185,435                 29,409
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            343,232
Cost of units redeemed/account charges                                                             (168,706)
Net investment income (loss)                                                                           (715)
Net realized gain (loss)                                                                              2,806
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  8,956
                                                                                       --------------------
Net assets                                                                             $            185,573
                                                                                       ====================

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See
Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00               185   $           186              1.25%              8.5%
12/31/2011                        0.92                29                27              1.25%            -10.7%
12/31/2010                        1.03                 0                 0              1.25%              3.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.00%              8.8%
12/13/2011                        0.92                 0                 0              1.00%            -10.4%
12/13/2010                        1.03                 0                 0              1.00%              3.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              9.8%
12/31/2011                        0.93                 0                 0              0.75%            -10.2%
12/31/2010                        1.03                 0                 0              0.75%              3.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              9.3%
12/31/2011                        0.93                 0                 0              0.50%            -10.0%
12/31/2010                        1.03                 0                 0              0.50%              3.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.25%              9.6%
12/31/2011                        0.93                 0                 0              0.25%             -9.8%
12/31/2010                        1.03                 0                 0              0.25%              3.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.00%              9.9%
12/31/2011                        0.94                 0                 0              0.00%             -9.5%
12/31/2010                        1.03                 0                 0              0.00%              3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               0.2%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
    Oppenheimer Global Strategic Income Fund Y Class - 68380K508 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.25%              1.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%              1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              1.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              1.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.25%              1.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Oppenheimer Global Strategic Income Fund A Class - 68380K102

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        35,758   $        34,511             8,237
                                                                         ===============   ===============
Receivables: investments sold                                      159
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        35,917
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        35,917            27,352   $          1.31
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.35
Band 50                                                             --                --              1.37
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
Total                                                  $        35,917            27,352
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,528
Mortality & expense charges                                                                           (763)
                                                                                           ---------------
Net investment income (loss)                                                                         2,765
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,651)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                17,813
                                                                                           ---------------
Net gain (loss)                                                                                     11,162
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        13,927
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,765   $             42,130
Net realized gain (loss)                                                      (6,651)                67,141
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          17,813               (122,079)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,927                (12,808)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      18,142                198,713
Cost of units redeemed                                                      (285,485)              (727,568)
Account charges                                                                  (21)                  (870)
                                                                --------------------   --------------------
Increase (decrease)                                                         (267,364)              (529,725)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (253,437)              (542,533)
Net assets, beginning                                                        289,354                831,887
                                                                --------------------   --------------------
Net assets, ending                                              $             35,917   $            289,354
                                                                ====================   ====================
Units sold                                                                    14,970                161,775
Units redeemed                                                              (234,635)              (604,641)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (219,665)              (442,866)
Units outstanding, beginning                                                 247,017                689,883
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,352                247,017
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,347,931
Cost of units redeemed/account charges                                                           (1,490,458)
Net investment income (loss)                                                                        140,996
Net realized gain (loss)                                                                             36,201
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,247
                                                                                       --------------------
Net assets                                                                             $             35,917
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                27   $            36              1.25%             12.1%
12/31/2011                        1.17               247               289              1.25%             -0.4%
12/31/2010                        1.18               210               247              1.25%             14.4%
12/31/2009                        1.03               215               220              1.25%             20.7%
12/31/2008                        0.85               202               172              1.25%            -17.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              1.00%             12.4%
12/31/2011                        1.18                 0                 0              1.00%             -0.1%
12/31/2010                        1.19                 0                 0              1.00%             14.7%
12/31/2009                        1.03                 0                 0              1.00%             21.0%
12/31/2008                        0.85                 0                 0              1.00%            -17.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.75%             12.7%
12/31/2011                        1.20                 0                 0              0.75%              0.1%
12/31/2010                        1.20                 0                 0              0.75%             15.0%
12/31/2009                        1.04                 0                 0              0.75%             21.3%
12/31/2008                        0.86                 0                 0              0.75%            -17.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.50%             12.9%
12/31/2011                        1.21                 0                 0              0.50%              0.4%
12/31/2010                        1.21                 0                 0              0.50%             15.3%
12/31/2009                        1.05                 0                 0              0.50%             21.6%
12/31/2008                        0.86                 0                 0              0.50%            -17.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.25%             13.2%
12/31/2011                        1.23                 0                 0              0.25%              0.6%
12/31/2010                        1.22               480               585              0.25%             15.6%
12/31/2009                        1.05               488               515              0.25%             21.9%
12/31/2008                        0.87               296               257              0.25%            -16.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.00%             13.5%
12/31/2011                        1.24                 0                 0              0.00%              0.9%
12/31/2010                        1.23                 0                 0              0.00%             15.9%
12/31/2009                        1.06                 0                 0              0.00%             22.2%
12/31/2008                        0.87                 0                 0              0.00%            -16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               8.3%
                2010               7.0%
                2009               6.5%
                2008               5.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Oppenheimer Global Strategic Income Fund N Class - 68380K607

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,647,362   $     2,498,317           608,118
                                                                         ===============   ===============
Receivables: investments sold                                    4,035
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,651,397
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,547,159         1,985,352   $          1.28
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.34
Band 25                                                             --                --              1.36
Band 0                                                         104,238            75,749              1.38
                                                       ---------------   ---------------
Total                                                  $     2,651,397         2,061,101
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       122,755
Mortality & expense charges                                                                        (27,538)
                                                                                           ---------------
Net investment income (loss)                                                                        95,217
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            13,560
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               141,674
                                                                                           ---------------
Net gain (loss)                                                                                    155,234
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       250,451
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             95,217   $             83,336
Net realized gain (loss)                                                      13,560                 34,975
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         141,674               (141,481)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            250,451                (23,170)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     688,501                633,933
Cost of units redeemed                                                      (228,302)              (265,271)
Account charges                                                                 (432)                  (547)
                                                                --------------------   --------------------
Increase (decrease)                                                          459,767                368,115
                                                                --------------------   --------------------
Net increase (decrease)                                                      710,218                344,945
Net assets, beginning                                                      1,941,179              1,596,234
                                                                --------------------   --------------------
Net assets, ending                                              $          2,651,397   $          1,941,179
                                                                ====================   ====================
Units sold                                                                   575,268                542,224
Units redeemed                                                              (200,695)              (232,384)
                                                                --------------------   --------------------
Net increase (decrease)                                                      374,573                309,840
Units outstanding, beginning                                               1,686,528              1,376,688
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,061,101              1,686,528
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,107,030
Cost of units redeemed/account charges                                                             (952,870)
Net investment income (loss)                                                                        272,757
Net realized gain (loss)                                                                             75,435
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                149,045
                                                                                       --------------------
Net assets                                                                             $          2,651,397
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28             1,985   $         2,547              1.25%             11.7%
12/31/2011                        1.15             1,638             1,882              1.25%             -0.8%
12/31/2010                        1.16             1,343             1,555              1.25%             13.9%
12/31/2009                        1.02               871               885              1.25%             19.8%
12/31/2008                        0.85               164               140              1.25%            -17.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              1.00%             11.9%
12/31/2011                        1.16                 0                 0              1.00%             -0.5%
12/31/2010                        1.17                 0                 0              1.00%             14.2%
12/31/2009                        1.02                 0                 0              1.00%             20.1%
12/31/2008                        0.85                 0                 0              1.00%            -17.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.75%             12.2%
12/31/2011                        1.18                 0                 0              0.75%             -0.3%
12/31/2010                        1.18                 0                 0              0.75%             14.5%
12/31/2009                        1.03                 0                 0              0.75%             20.4%
12/31/2008                        0.86                 0                 0              0.75%            -17.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.50%             12.5%
12/31/2011                        1.19                 0                 0              0.50%              0.0%
12/31/2010                        1.19                 0                 0              0.50%             14.8%
12/31/2009                        1.04                 0                 0              0.50%             20.7%
12/31/2008                        0.86                 0                 0              0.50%            -17.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.25%             12.8%
12/31/2011                        1.20                 0                 0              0.25%              0.2%
12/31/2010                        1.20                 0                 0              0.25%             15.1%
12/31/2009                        1.04                 0                 0              0.25%             21.0%
12/31/2008                        0.86                 0                 0              0.25%            -16.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                76   $           104              0.00%             13.1%
12/31/2011                        1.22                49                59              0.00%              0.5%
12/31/2010                        1.21                34                41              0.00%             15.4%
12/31/2009                        1.05                58                61              0.00%             21.3%
12/31/2008                        0.87                 0                 0              0.00%            -16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.3%
                2011               6.0%
                2010               6.1%
                2009               6.4%
                2008               6.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Oppenheimer Gold & Special Minerals Fund A Class - 683910103

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       348,136   $       418,756            11,176
                                                                         ===============   ===============
Receivables: investments sold                                    4,032
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       352,168
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       352,168           335,149   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
Total                                                  $       352,168           335,149
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (3,530)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,530)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (22,550)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (8,309)
                                                                                           ---------------
Net gain (loss)                                                                                    (30,859)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (34,389)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,530)  $              1,967
Net realized gain (loss)                                                     (22,550)               (11,038)
Realized gain distributions                                                       --                 11,206
Net change in unrealized appreciation (depreciation)                          (8,309)               (58,747)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (34,389)               (56,612)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     206,114                339,644
Cost of units redeemed                                                       (55,866)               (90,140)
Account charges                                                                  (96)                   (64)
                                                                --------------------   --------------------
Increase (decrease)                                                          150,152                249,440
                                                                --------------------   --------------------
Net increase (decrease)                                                      115,763                192,828
Net assets, beginning                                                        236,405                 43,577
                                                                --------------------   --------------------
Net assets, ending                                              $            352,168   $            236,405
                                                                ====================   ====================
Units sold                                                                   185,740                238,578
Units redeemed                                                               (52,461)               (64,016)
                                                                --------------------   --------------------
Net increase (decrease)                                                      133,279                174,562
Units outstanding, beginning                                                 201,870                 27,308
                                                                --------------------   --------------------
Units outstanding, ending                                                    335,149                201,870
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            599,835
Cost of units redeemed/account charges                                                             (158,024)
Net investment income (loss)                                                                          1,847
Net realized gain (loss)                                                                            (32,841)
Realized gain distributions                                                                          11,971
Net change in unrealized appreciation (depreciation)                                                (70,620)
                                                                                       --------------------
Net assets                                                                             $            352,168
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05               335   $           352              1.25%            -10.3%
12/31/2011                        1.17               202               236              1.25%            -26.6%
12/31/2010                        1.60                27                44              1.25%             52.6%
12/31/2009                        1.05                 0                 0              1.25%              4.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%            -10.0%
12/31/2011                        1.18                 0                 0              1.00%            -26.4%
12/31/2010                        1.60                 0                 0              1.00%             53.0%
12/31/2009                        1.05                 0                 0              1.00%              4.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%             -9.8%
12/31/2011                        1.18                 0                 0              0.75%            -26.2%
12/31/2010                        1.60                 0                 0              0.75%             53.3%
12/31/2009                        1.05                 0                 0              0.75%              4.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%             -9.6%
12/31/2011                        1.19                 0                 0              0.50%            -26.1%
12/31/2010                        1.61                 0                 0              0.50%             53.7%
12/31/2009                        1.05                 0                 0              0.50%              4.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%             -9.4%
12/31/2011                        1.20                 0                 0              0.25%            -25.9%
12/31/2010                        1.61                 0                 0              0.25%             54.1%
12/31/2009                        1.05                 0                 0              0.25%              4.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.00%             -9.1%
12/31/2011                        1.20                 0                 0              0.00%            -25.7%
12/31/2010                        1.62                 0                 0              0.00%             54.5%
12/31/2009                        1.05                 0                 0              0.00%              4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               2.8%
                2010              15.9%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Oppenheimer Gold & Special Minerals Fund N Class - 683910400

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       838,445   $       974,031            27,691
                                                                         ===============   ===============
Receivables: investments sold                                    2,836
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       841,281
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       825,080           793,386   $          1.04
Band 100                                                        16,201            15,461              1.05
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $       841,281           808,847
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (8,387)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,387)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (141,837)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                82,367
                                                                                           ---------------
Net gain (loss)                                                                                    (59,470)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (67,857)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,387)  $                169
Net realized gain (loss)                                                    (141,837)               (24,043)
Realized gain distributions                                                       --                 32,563
Net change in unrealized appreciation (depreciation)                          82,367               (251,095)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (67,857)              (242,406)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     742,622                692,294
Cost of units redeemed                                                      (471,055)              (714,848)
Account charges                                                                 (114)                  (228)
                                                                --------------------   --------------------
Increase (decrease)                                                          271,453                (22,782)
                                                                --------------------   --------------------
Net increase (decrease)                                                      203,596               (265,188)
Net assets, beginning                                                        637,685                902,873
                                                                --------------------   --------------------
Net assets, ending                                              $            841,281   $            637,685
                                                                ====================   ====================
Units sold                                                                   681,987                482,896
Units redeemed                                                              (421,462)              (502,501)
                                                                --------------------   --------------------
Net increase (decrease)                                                      260,525                (19,605)
Units outstanding, beginning                                                 548,322                567,927
                                                                --------------------   --------------------
Units outstanding, ending                                                    808,847                548,322
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,297,773
Cost of units redeemed/account charges                                                           (1,277,155)
Net investment income (loss)                                                                         54,413
Net realized gain (loss)                                                                           (145,577)
Realized gain distributions                                                                          47,413
Net change in unrealized appreciation (depreciation)                                               (135,586)
                                                                                       --------------------
Net assets                                                                             $            841,281
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04               793   $           825              1.25%            -10.6%
12/31/2011                        1.16               546               635              1.25%            -26.8%
12/31/2010                        1.59               531               843              1.25%             52.0%
12/31/2009                        1.05                 0                 0              1.25%              4.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                15   $            16              1.00%            -10.4%
12/31/2011                        1.17                 2                 3              1.00%            -26.7%
12/31/2010                        1.59                37                60              1.00%             52.4%
12/31/2009                        1.05                 0                 0              1.00%              4.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%            -10.1%
12/31/2011                        1.17                 0                 0              0.75%            -26.5%
12/31/2010                        1.60                 0                 0              0.75%             52.8%
12/31/2009                        1.05                 0                 0              0.75%              4.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%             -9.9%
12/31/2011                        1.18                 0                 0              0.50%            -26.3%
12/31/2010                        1.60                 0                 0              0.50%             53.1%
12/31/2009                        1.05                 0                 0              0.50%              4.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%             -9.7%
12/31/2011                        1.19                 0                 0              0.25%            -26.1%
12/31/2010                        1.61                 0                 0              0.25%             53.5%
12/31/2009                        1.05                 0                 0              0.25%              4.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%             -9.4%
12/31/2011                        1.19                 0                 0              0.00%            -25.9%
12/31/2010                        1.61                 0                 0              0.00%             53.9%
12/31/2009                        1.05                 0                 0              0.00%              4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               1.4%
                2010              14.5%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
    Oppenheimer Gold & Special Minerals Fund Y Class - 683910509 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.98
Band 100                                                            --                --              0.98
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.98
Band 0                                                              --                --              0.98
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              1.25%             -1.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              1.00%             -1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.75%             -1.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.50%             -1.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.25%             -1.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.00%             -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Oppenheimer International Bond Fund A Class - 68380T103

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,144,256   $     1,119,356           174,194
                                                                         ===============   ===============
Receivables: investments sold                                    1,945
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,146,201
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,146,201         1,094,997   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $     1,146,201         1,094,997
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        38,669
Mortality & expense charges                                                                        (12,654)
                                                                                           ---------------
Net investment income (loss)                                                                        26,015
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,146)
Realized gain distributions                                                                          6,899
Net change in unrealized appreciation (depreciation)                                                59,061
                                                                                           ---------------
Net gain (loss)                                                                                     63,814
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        89,829
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,015   $             16,226
Net realized gain (loss)                                                      (2,146)                (3,188)
Realized gain distributions                                                    6,899                     --
Net change in unrealized appreciation (depreciation)                          59,061                (34,161)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             89,829                (21,123)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     221,078              2,064,654
Cost of units redeemed                                                       (98,605)            (1,109,285)
Account charges                                                                 (237)                  (110)
                                                                --------------------   --------------------
Increase (decrease)                                                          122,236                955,259
                                                                --------------------   --------------------
Net increase (decrease)                                                      212,065                934,136
Net assets, beginning                                                        934,136                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,146,201   $            934,136
                                                                ====================   ====================
Units sold                                                                   224,767              2,119,044
Units redeemed                                                              (106,110)            (1,142,704)
                                                                --------------------   --------------------
Net increase (decrease)                                                      118,657                976,340
Units outstanding, beginning                                                 976,340                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,094,997                976,340
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,285,732
Cost of units redeemed/account charges                                                           (1,208,237)
Net investment income (loss)                                                                         42,241
Net realized gain (loss)                                                                             (5,334)
Realized gain distributions                                                                           6,899
Net change in unrealized appreciation (depreciation)                                                 24,900
                                                                                       --------------------
Net assets                                                                             $          1,146,201
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05             1,095   $         1,146              1.25%              9.4%
12/31/2011                        0.96               976               934              1.25%             -4.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              9.7%
12/31/2011                        0.96                 0                 0              1.00%             -4.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%             10.0%
12/31/2011                        0.96                 0                 0              0.75%             -4.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%             10.2%
12/31/2011                        0.96                 0                 0              0.50%             -3.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%             10.5%
12/31/2011                        0.96                 0                 0              0.25%             -3.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%             10.8%
12/31/2011                        0.96                 0                 0              0.00%             -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.7%
                2011               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Oppenheimer International Bond Fund N Class - 68380T400

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,233,284   $     7,983,791         1,252,613
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,615)
                                                       ---------------
Net assets                                             $     8,229,669
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,647,096         5,050,715   $          1.51
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.63
Band 0                                                         582,573           349,829              1.67
                                                       ---------------   ---------------
Total                                                  $     8,229,669         5,400,544
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       275,843
Mortality & expense charges                                                                        (92,711)
                                                                                           ---------------
Net investment income (loss)                                                                       183,132
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (12,206)
Realized gain distributions                                                                         49,721
Net change in unrealized appreciation (depreciation)                                               489,798
                                                                                           ---------------
Net gain (loss)                                                                                    527,313
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       710,445
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            183,132   $            299,119
Net realized gain (loss)                                                     (12,206)               (21,634)
Realized gain distributions                                                   49,721                     --
Net change in unrealized appreciation (depreciation)                         489,798               (461,033)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            710,445               (183,548)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     692,680              3,293,539
Cost of units redeemed                                                    (1,626,974)            (2,038,117)
Account charges                                                               (2,803)                (1,649)
                                                                --------------------   --------------------
Increase (decrease)                                                         (937,097)             1,253,773
                                                                --------------------   --------------------
Net increase (decrease)                                                     (226,652)             1,070,225
Net assets, beginning                                                      8,456,321              7,386,096
                                                                --------------------   --------------------
Net assets, ending                                              $          8,229,669   $          8,456,321
                                                                ====================   ====================
Units sold                                                                 1,556,154              2,383,767
Units redeemed                                                            (2,221,536)            (1,523,855)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (665,382)               859,912
Units outstanding, beginning                                               6,065,926              5,206,014
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,400,544              6,065,926
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         14,343,921
Cost of units redeemed/account charges                                                           (7,521,211)
Net investment income (loss)                                                                        961,440
Net realized gain (loss)                                                                              6,898
Realized gain distributions                                                                         189,128
Net change in unrealized appreciation (depreciation)                                                249,493
                                                                                       --------------------
Net assets                                                                             $          8,229,669
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51             5,051   $         7,647              1.25%              9.2%
12/31/2011                        1.39             5,700             7,905              1.25%             -2.0%
12/31/2010                        1.41             4,992             7,061              1.25%              5.9%
12/31/2009                        1.34             3,647             4,873              1.25%             11.6%
12/31/2008                        1.20             2,780             3,329              1.25%             -2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              1.00%              9.4%
12/31/2011                        1.41                 0                 0              1.00%             -1.7%
12/31/2010                        1.43                 0                 0              1.00%              6.1%
12/31/2009                        1.35                 0                 0              1.00%             11.9%
12/31/2008                        1.21                 0                 0              1.00%             -2.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.75%              9.7%
12/31/2011                        1.43                 0                 0              0.75%             -1.5%
12/31/2010                        1.45                 0                 0              0.75%              6.4%
12/31/2009                        1.37                 0                 0              0.75%             12.1%
12/31/2008                        1.22                 0                 0              0.75%             -2.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.50%             10.0%
12/31/2011                        1.46                 0                 0              0.50%             -1.2%
12/31/2010                        1.48                 0                 0              0.50%              6.6%
12/31/2009                        1.38                 0                 0              0.50%             12.4%
12/31/2008                        1.23                 0                 0              0.50%             -1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             10.3%
12/31/2011                        1.48                 0                 0              0.25%             -1.0%
12/31/2010                        1.50                 0                 0              0.25%              6.9%
12/31/2009                        1.40                 0                 0              0.25%             12.7%
12/31/2008                        1.24                 0                 0              0.25%             -1.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67               350   $           583              0.00%             10.5%
12/31/2011                        1.51               366               551              0.00%             -0.7%
12/31/2010                        1.52               214               325              0.00%              7.2%
12/31/2009                        1.42                84               119              0.00%             13.0%
12/31/2008                        1.25                84               106              0.00%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.3%
                2011               5.0%
                2010               3.9%
                2009               3.3%
                2008               6.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Oppenheimer International Bond Fund Y Class - 68380T509 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.25%              2.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%              2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              2.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              2.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.25%              2.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Oppenheimer International Growth Fund A Class - 68380L100

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       880,727   $       774,129            28,468
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,610)
                                                       ---------------
Net assets                                             $       879,117
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       879,117           933,720   $          0.94
Band 100                                                            --                --              0.95
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.98
Band 25                                                             --                --              0.99
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $       879,117           933,720
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        10,107
Mortality & expense charges                                                                         (5,619)
                                                                                           ---------------
Net investment income (loss)                                                                         4,488
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            16,205
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               104,028
                                                                                           ---------------
Net gain (loss)                                                                                    120,233
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       124,721
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,488   $               (480)
Net realized gain (loss)                                                      16,205                  2,096
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         104,028                (10,717)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            124,721                 (9,101)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     776,397                 33,260
Cost of units redeemed                                                      (120,412)               (11,209)
Account charges                                                                   (7)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          655,978                 22,051
                                                                --------------------   --------------------
Net increase (decrease)                                                      780,699                 12,950
Net assets, beginning                                                         98,418                 85,468
                                                                --------------------   --------------------
Net assets, ending                                              $            879,117   $             98,418
                                                                ====================   ====================
Units sold                                                                   954,534                 38,893
Units redeemed                                                              (146,359)               (12,718)
                                                                --------------------   --------------------
Net increase (decrease)                                                      808,175                 26,175
Units outstanding, beginning                                                 125,545                 99,370
                                                                --------------------   --------------------
Units outstanding, ending                                                    933,720                125,545
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            898,168
Cost of units redeemed/account charges                                                             (148,551)
Net investment income (loss)                                                                          3,863
Net realized gain (loss)                                                                             19,039
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                106,598
                                                                                       --------------------
Net assets                                                                             $            879,117
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94               934   $           879              1.25%             20.1%
12/31/2011                        0.78               126                98              1.25%             -8.9%
12/31/2010                        0.86                99                85              1.25%             13.3%
12/31/2009                        0.76                36                28              1.25%             36.1%
12/31/2008                        0.56                 0                 0              1.25%            -42.2%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              1.00%             20.4%
12/31/2011                        0.79                 0                 0              1.00%             -8.6%
12/31/2010                        0.87                 0                 0              1.00%             13.6%
12/31/2009                        0.76                 0                 0              1.00%             36.4%
12/31/2008                        0.56                 0                 0              1.00%            -42.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.75%             20.7%
12/31/2011                        0.80                 0                 0              0.75%             -8.4%
12/31/2010                        0.87                 0                 0              0.75%             13.8%
12/31/2009                        0.77                 0                 0              0.75%             36.7%
12/31/2008                        0.56                 0                 0              0.75%            -42.0%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.50%             21.0%
12/31/2011                        0.81                 0                 0              0.50%             -8.2%
12/31/2010                        0.88                 0                 0              0.50%             14.1%
12/31/2009                        0.77                 0                 0              0.50%             37.1%
12/31/2008                        0.56                 0                 0              0.50%            -41.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.25%             21.3%
12/31/2011                        0.82                 0                 0              0.25%             -7.9%
12/31/2010                        0.89                 0                 0              0.25%             14.4%
12/31/2009                        0.78                 0                 0              0.25%             37.4%
12/31/2008                        0.56                 0                 0              0.25%            -41.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.00%             21.6%
12/31/2011                        0.83                 0                 0              0.00%             -7.7%
12/31/2010                        0.89                 0                 0              0.00%             14.7%
12/31/2009                        0.78                 0                 0              0.00%             37.8%
12/31/2008                        0.57                 0                 0              0.00%            -41.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               0.8%
                2010               0.7%
                2009               1.2%
                2008               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      Oppenheimer International Growth Fund Y Class - 68380L407 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.25%              7.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              7.9%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.0%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.0%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Oppenheimer International Growth Fund N Class - 68380L506

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,237,321   $     1,107,804            40,585
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,725)
                                                       ---------------
Net assets                                             $     1,234,596
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,075,240         1,157,362   $          0.93
Band 100                                                            --                --              0.94
Band 75                                                             --                --              0.95
Band 50                                                             --                --              0.97
Band 25                                                             --                --              0.98
Band 0                                                         159,356           160,865              0.99
                                                       ---------------   ---------------
Total                                                  $     1,234,596         1,318,227
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        10,485
Mortality & expense charges                                                                        (11,518)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,033)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,954
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               145,135
                                                                                           ---------------
Net gain (loss)                                                                                    156,089
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       155,056
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,033)  $             (4,299)
Net realized gain (loss)                                                      10,954                  3,371
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         145,135                (67,052)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            155,056                (67,980)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     864,314                332,418
Cost of units redeemed                                                      (474,210)              (117,721)
Account charges                                                                 (428)                  (317)
                                                                --------------------   --------------------
Increase (decrease)                                                          389,676                214,380
                                                                --------------------   --------------------
Net increase (decrease)                                                      544,732                146,400
Net assets, beginning                                                        689,864                543,464
                                                                --------------------   --------------------
Net assets, ending                                              $          1,234,596   $            689,864
                                                                ====================   ====================
Units sold                                                                 1,053,684                405,265
Units redeemed                                                              (624,914)              (152,727)
                                                                --------------------   --------------------
Net increase (decrease)                                                      428,770                252,538
Units outstanding, beginning                                                 889,457                636,919
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,318,227                889,457
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,883,049
Cost of units redeemed/account charges                                                             (816,688)
Net investment income (loss)                                                                         (9,848)
Net realized gain (loss)                                                                             48,566
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                129,517
                                                                                       --------------------
Net assets                                                                             $          1,234,596
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93             1,157   $         1,075              1.25%             19.8%
12/31/2011                        0.78               889               690              1.25%             -9.1%
12/31/2010                        0.85               637               543              1.25%             13.0%
12/31/2009                        0.75               274               207              1.25%             35.7%
12/31/2008                        0.56                63                35              1.25%            -42.4%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              1.00%             20.1%
12/31/2011                        0.78                 0                 0              1.00%             -8.9%
12/31/2010                        0.86                 0                 0              1.00%             13.3%
12/31/2009                        0.76                 0                 0              1.00%             36.1%
12/31/2008                        0.56                 0                 0              1.00%            -42.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.75%             20.4%
12/31/2011                        0.79                 0                 0              0.75%             -8.6%
12/31/2010                        0.87                 0                 0              0.75%             13.6%
12/31/2009                        0.76                 0                 0              0.75%             36.4%
12/31/2008                        0.56                 0                 0              0.75%            -42.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.50%             20.7%
12/31/2011                        0.80                 0                 0              0.50%             -8.4%
12/31/2010                        0.87                 0                 0              0.50%             13.9%
12/31/2009                        0.77                 0                 0              0.50%             36.7%
12/31/2008                        0.56                 0                 0              0.50%            -42.0%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.25%             21.0%
12/31/2011                        0.81                 0                 0              0.25%             -8.2%
12/31/2010                        0.88                 0                 0              0.25%             14.2%
12/31/2009                        0.77                 0                 0              0.25%             37.1%
12/31/2008                        0.56                 0                 0              0.25%            -41.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99               161   $           159              0.00%             21.3%
12/31/2011                        0.82                 0                 0              0.00%             -8.0%
12/31/2010                        0.89                 0                 0              0.00%             14.4%
12/31/2009                        0.78                 0                 0              0.00%             37.4%
12/31/2008                        0.56                 0                 0              0.00%            -41.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               0.6%
                2010               0.4%
                2009               0.7%
                2008               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
  Oppenheimer International Small Company Fund A Class - 68380U100 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.25%              8.1%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              8.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.2%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.2%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Oppenheimer International Small Company Fund N Class - 68380U407

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,219,902   $     1,168,876            56,030
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (118)
                                                       ---------------
Net assets                                             $     1,219,784
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,219,784           635,401   $          1.92
Band 100                                                            --                --              1.96
Band 75                                                             --                --              1.99
Band 50                                                             --                --              2.03
Band 25                                                             --                --              2.07
Band 0                                                              --                --              2.11
                                                       ---------------   ---------------
Total                                                  $     1,219,784           635,401
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        10,207
Mortality & expense charges                                                                        (14,835)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,628)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (29,188)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               276,120
                                                                                           ---------------
Net gain (loss)                                                                                    246,932
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       242,304
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,628)  $             38,823
Net realized gain (loss)                                                     (29,188)                79,228
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         276,120               (518,241)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            242,304               (400,190)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      78,116                648,800
Cost of units redeemed                                                      (452,652)              (806,524)
Account charges                                                                 (256)                  (356)
                                                                --------------------   --------------------
Increase (decrease)                                                         (374,792)              (158,080)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (132,488)              (558,270)
Net assets, beginning                                                      1,352,272              1,910,542
                                                                --------------------   --------------------
Net assets, ending                                              $          1,219,784   $          1,352,272
                                                                ====================   ====================
Units sold                                                                    44,669                372,740
Units redeemed                                                              (259,240)              (463,515)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (214,571)               (90,775)
Units outstanding, beginning                                                 849,972                940,747
                                                                --------------------   --------------------
Units outstanding, ending                                                    635,401                849,972
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,325,676
Cost of units redeemed/account charges                                                           (5,457,378)
Net investment income (loss)                                                                        225,593
Net realized gain (loss)                                                                           (151,100)
Realized gain distributions                                                                         225,967
Net change in unrealized appreciation (depreciation)                                                 51,026
                                                                                       --------------------
Net assets                                                                             $          1,219,784
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.92               635   $         1,220              1.25%             20.7%
12/31/2011                        1.59               850             1,352              1.25%            -21.7%
12/31/2010                        2.03               941             1,911              1.25%             35.0%
12/31/2009                        1.50             1,192             1,792              1.25%            118.4%
12/31/2008                        0.69               704               485              1.25%            -66.5%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.96                 0   $             0              1.00%             21.0%
12/31/2011                        1.62                 0                 0              1.00%            -21.5%
12/31/2010                        2.06                 0                 0              1.00%             35.3%
12/31/2009                        1.52                 0                 0              1.00%            118.9%
12/31/2008                        0.70                 0                 0              1.00%            -66.5%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.99                 0   $             0              0.75%             21.3%
12/31/2011                        1.64                 0                 0              0.75%            -21.3%
12/31/2010                        2.09                 0                 0              0.75%             35.7%
12/31/2009                        1.54                 0                 0              0.75%            119.5%
12/31/2008                        0.70                 0                 0              0.75%            -66.4%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.03                 0   $             0              0.50%             21.6%
12/31/2011                        1.67                 0                 0              0.50%            -21.1%
12/31/2010                        2.12                 0                 0              0.50%             36.0%
12/31/2009                        1.56                 0                 0              0.50%            120.0%
12/31/2008                        0.71                 0                 0              0.50%            -66.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.07                 0   $             0              0.25%             21.9%
12/31/2011                        1.70                 0                 0              0.25%            -20.9%
12/31/2010                        2.15                 0                 0              0.25%             36.4%
12/31/2009                        1.58                 0                 0              0.25%            120.6%
12/31/2008                        0.71                 0                 0              0.25%            -66.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.11                 0   $             0              0.00%             22.2%
12/31/2011                        1.73                 0                 0              0.00%            -20.7%
12/31/2010                        2.18                 0                 0              0.00%             36.7%
12/31/2009                        1.59                 0                 0              0.00%            121.1%
12/31/2008                        0.72                 0                 0              0.00%            -66.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               3.6%
                2010               8.4%
                2009               4.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
  Oppenheimer International Small Company Fund Y Class - 68380U506 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.25%              8.1%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              8.2%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.2%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.2%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Oppenheimer Main Street Select Fund N Class - 68380D835

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       677,220   $       537,368            48,596
                                                                         ===============   ===============
Receivables: investments sold                                      214
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       677,434
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       677,434           553,283   $          1.22
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
Total                                                  $       677,434           553,283
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,529
Mortality & expense charges                                                                         (7,624)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,095)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            11,642
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                69,688
                                                                                           ---------------
Net gain (loss)                                                                                     81,330
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        76,235
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,095)  $             (6,741)
Net realized gain (loss)                                                      11,642                 13,910
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          69,688                (31,565)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             76,235                (24,396)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     162,247                102,721
Cost of units redeemed                                                       (79,623)              (145,351)
Account charges                                                                 (375)                  (490)
                                                                --------------------   --------------------
Increase (decrease)                                                           82,249                (43,120)
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,484                (67,516)
Net assets, beginning                                                        518,950                586,466
                                                                --------------------   --------------------
Net assets, ending                                              $            677,434   $            518,950
                                                                ====================   ====================
Units sold                                                                   137,798                134,145
Units redeemed                                                               (68,201)              (173,458)
                                                                --------------------   --------------------
Net increase (decrease)                                                       69,597                (39,313)
Units outstanding, beginning                                                 483,686                522,999
                                                                --------------------   --------------------
Units outstanding, ending                                                    553,283                483,686
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,458,364
Cost of units redeemed/account charges                                                             (849,745)
Net investment income (loss)                                                                        (28,610)
Net realized gain (loss)                                                                           (108,256)
Realized gain distributions                                                                          65,829
Net change in unrealized appreciation (depreciation)                                                139,852
                                                                                       --------------------
Net assets                                                                             $            677,434
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22               553   $           677              1.25%             14.1%
12/31/2011                        1.07               484               519              1.25%             -4.3%
12/31/2010                        1.12               523               586              1.25%             14.9%
12/31/2009                        0.98               511               498              1.25%             29.9%
12/31/2008                        0.75               410               308              1.25%            -39.5%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              1.00%             14.4%
12/31/2011                        1.09                 0                 0              1.00%             -4.1%
12/31/2010                        1.14                 0                 0              1.00%             15.2%
12/31/2009                        0.99                 0                 0              1.00%             30.2%
12/31/2008                        0.76                 0                 0              1.00%            -39.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.75%             14.7%
12/31/2011                        1.11                 0                 0              0.75%             -3.8%
12/31/2010                        1.15                 0                 0              0.75%             15.5%
12/31/2009                        1.00                 0                 0              0.75%             30.6%
12/31/2008                        0.76                 0                 0              0.75%            -39.2%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.50%             15.0%
12/31/2011                        1.13                 0                 0              0.50%             -3.6%
12/31/2010                        1.17                 0                 0              0.50%             15.8%
12/31/2009                        1.01                 0                 0              0.50%             30.9%
12/31/2008                        0.77                 0                 0              0.50%            -39.0%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.25%             15.3%
12/31/2011                        1.15                 0                 0              0.25%             -3.4%
12/31/2010                        1.19                 0                 0              0.25%             16.1%
12/31/2009                        1.02                 0                 0              0.25%             31.2%
12/31/2008                        0.78                 0                 0              0.25%            -38.9%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.00%             15.6%
12/31/2011                        1.17                 0                 0              0.00%             -3.1%
12/31/2010                        1.20                 0                 0              0.00%             16.4%
12/31/2009                        1.03                 0                 0              0.00%             31.5%
12/31/2008                        0.79                 0                 0              0.00%            -38.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%
                2011               0.0%
                2010               0.0%
                2009               0.2%
                2008               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Oppenheimer Main Street Select Fund Y Class - 68380D843 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              5.7%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.7%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.8%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              5.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              5.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Oppenheimer Main Street Select Fund A Class - 68380D876 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              5.7%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.7%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.8%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              5.8%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              5.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
 Oppenheimer Main Street Small and Mid Cap Fund Y Class - 68381F409 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              8.6%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              8.6%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              8.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              8.7%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              8.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.00%              8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Oppenheimer Main Street Small and Mid Cap Fund A Class - 68381F102

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,604,683   $     1,339,395            69,905
                                                                         ===============   ===============
Receivables: investments sold                                    1,740
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,606,423
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,606,423         2,609,740   $          0.62
Band 100                                                            --                --              0.63
Band 75                                                             --                --              0.63
Band 50                                                             --                --              0.64
Band 25                                                             --                --              0.65
Band 0                                                              --                --              0.67
                                                       ---------------   ---------------
Total                                                  $     1,606,423         2,609,740
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        12,823
Mortality & expense charges                                                                        (25,870)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,047)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           370,946
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (104,023)
                                                                                           ---------------
Net gain (loss)                                                                                    266,923
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       253,876
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,047)  $            (22,069)
Net realized gain (loss)                                                     370,946                102,348
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (104,023)              (192,555)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            253,876               (112,276)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     456,493                864,060
Cost of units redeemed                                                    (1,370,744)              (638,862)
Account charges                                                               (6,566)               (10,574)
                                                                --------------------   --------------------
Increase (decrease)                                                         (920,817)               214,624
                                                                --------------------   --------------------
Net increase (decrease)                                                     (666,941)               102,348
Net assets, beginning                                                      2,273,364              2,171,016
                                                                --------------------   --------------------
Net assets, ending                                              $          1,606,423   $          2,273,364
                                                                ====================   ====================
Units sold                                                                 1,240,111              1,567,631
Units redeemed                                                            (2,889,250)            (1,219,027)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,649,139)               348,604
Units outstanding, beginning                                               4,258,879              3,910,275
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,609,740              4,258,879
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,942,228
Cost of units redeemed/account charges                                                           (4,578,270)
Net investment income (loss)                                                                        (99,852)
Net realized gain (loss)                                                                            (66,809)
Realized gain distributions                                                                         143,838
Net change in unrealized appreciation (depreciation)                                                265,288
                                                                                       --------------------
Net assets                                                                             $          1,606,423
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.62             2,610   $         1,606              1.25%             15.3%
12/31/2011                        0.53             4,259             2,273              1.25%             -3.9%
12/31/2010                        0.56             3,910             2,171              1.25%             21.6%
12/31/2009                        0.46             3,986             1,820              1.25%             35.2%
12/31/2008                        0.34             2,824               953              1.25%            -39.1%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.63                 0   $             0              1.00%             15.6%
12/31/2011                        0.54                 0                 0              1.00%             -3.6%
12/31/2010                        0.56                 0                 0              1.00%             21.9%
12/31/2009                        0.46                 0                 0              1.00%             35.6%
12/31/2008                        0.34                 0                 0              1.00%            -38.9%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.63                 0   $             0              0.75%             15.9%
12/31/2011                        0.55                 0                 0              0.75%             -.34%
12/31/2010                        0.57                 0                 0              0.75%             22.2%
12/31/2009                        0.46                 0                 0              0.75%             35.9%
12/31/2008                        0.34                 0                 0              0.75%            -38.7%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.64                 0   $             0              0.50%             16.2%
12/31/2011                        0.56                 0                 0              0.50%             -3.1%
12/31/2010                        0.57                 0                 0              0.50%             22.5%
12/31/2009                        0.47                 0                 0              0.50%             36.3%
12/31/2008                        0.34                 0                 0              0.50%            -38.6%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.65                 0   $             0              0.25%             16.5%
12/31/2011                        0.56                 0                 0              0.25%             -2.9%
12/31/2010                        0.58                 0                 0              0.25%             22.8%
12/31/2009                        0.47                 0                 0              0.25%             36.6%
12/31/2008                        0.35                 0                 0              0.25%            -38.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.67                 0   $             0              0.00%             16.8%
12/31/2011                        0.57                 0                 0              0.00%             -2.7%
12/31/2010                        0.59                 0                 0              0.00%             23.1%
12/31/2009                        0.48                 0                 0              0.00%             36.9%
12/31/2008                        0.35                 0                 0              0.00%            -38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.7%
                2011               0.2%
                2010               0.0%
                2009               0.3%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Oppenheimer Main Street Small and Mid Cap Fund N Class - 68381F508

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,235,849   $     1,020,472            55,413
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (694)
                                                       ---------------
Net assets                                             $     1,235,155
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,106,863         1,837,791   $          0.60
Band 100                                                        24,294            39,717              0.61
Band 75                                                             --                --              0.62
Band 50                                                             --                --              0.63
Band 25                                                             --                --              0.64
Band 0                                                         103,998           159,814              0.65
                                                       ---------------   ---------------
Total                                                  $     1,235,155         2,037,322
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         6,271
Mortality & expense charges                                                                        (13,305)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,034)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            57,254
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               109,662
                                                                                           ---------------
Net gain (loss)                                                                                    166,916
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       159,882
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,034)  $            (15,380)
Net realized gain (loss)                                                      57,254                264,592
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         109,662               (284,897)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            159,882                (35,685)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     284,289                165,259
Cost of units redeemed                                                      (309,647)              (455,804)
Account charges                                                                 (978)                (1,676)
                                                                --------------------   --------------------
Increase (decrease)                                                          (26,336)              (292,221)
                                                                --------------------   --------------------
Net increase (decrease)                                                      133,546               (327,906)
Net assets, beginning                                                      1,101,609              1,429,515
                                                                --------------------   --------------------
Net assets, ending                                              $          1,235,155   $          1,101,609
                                                                ====================   ====================
Units sold                                                                   545,787                732,849
Units redeemed                                                              (602,150)            (1,248,267)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (56,363)              (515,418)
Units outstanding, beginning                                               2,093,685              2,609,103
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,037,322              2,093,685
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,676,351
Cost of units redeemed/account charges                                                           (1,786,041)
Net investment income (loss)                                                                        (45,094)
Net realized gain (loss)                                                                            159,443
Realized gain distributions                                                                          15,119
Net change in unrealized appreciation (depreciation)                                                215,377
                                                                                       --------------------
Net assets                                                                             $          1,235,155
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.60             1,838   $         1,107              1.25%             15.0%
12/31/2011                        0.52             1,923             1,007              1.25%             -4.1%
12/31/2010                        0.55             2,442             1,334              1.25%             21.4%
12/31/2009                        0.45             1,673               753              1.25%             34.9%
12/31/2008                        0.33             1,072               358              1.25%            -39.2%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.61                40   $            24              1.00%             15.3%
12/31/2011                        0.53                30                16              1.00%             -3.9%
12/31/2010                        0.55                27                15              1.00%             21.7%
12/31/2009                        0.45                23                10              1.00%             35.2%
12/31/2008                        0.34                20                 7              1.00%            -39.0%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.62                 0   $             0              0.75%             15.6%
12/31/2011                        0.54                 0                 0              0.75%             -3.6%
12/31/2010                        0.56                 0                 0              0.75%             22.0%
12/31/2009                        0.46                 0                 0              0.75%             35.5%
12/31/2008                        0.34                 0                 0              0.75%            -38.9%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.63                 0   $             0              0.50%             15.9%
12/31/2011                        0.54                 0                 0              0.50%             -3.4%
12/31/2010                        0.56                 0                 0              0.50%             22.3%
12/31/2009                        0.46                 0                 0              0.50%             35.9%
12/31/2008                        0.34                 0                 0              0.50%            -38.7%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.64                 0   $             0              0.25%             16.2%
12/31/2011                        0.55                 0                 0              0.25%             -3.2%
12/31/2010                        0.57                 0                 0              0.25%             22.6%
12/31/2009                        0.46                 0                 0              0.25%             36.2%
12/31/2008                        0.34                 0                 0              0.25%            -38.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.65               160   $           104              0.00%             16.5%
12/31/2011                        0.56               141                79              0.00%             -2.9%
12/31/2010                        0.58               140                81              0.00%             22.9%
12/31/2009                        0.47               156                73              0.00%             36.5%
12/31/2008                        0.34               126                43              0.00%            -38.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.0%
                2010               0.0%
                2009               0.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
    Oppenheimer Small and Mid Cap Value Fund A Class - 68380E700 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.0%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.0%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.1%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.1%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
    Oppenheimer Small and Mid Cap Value Fund Y Class - 68380E783 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.1%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.1%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.1%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.2%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Oppenheimer Small and Mid Cap Value Fund N Class - 68380E817

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,643,658   $     1,465,165            52,998
                                                                         ===============   ===============
Receivables: investments sold                                    6,702
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,650,360
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,650,360         1,435,414   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.26
                                                       ---------------   ---------------
Total                                                  $     1,650,360         1,435,414
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (19,552)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,552)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            76,712
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                73,209
                                                                                           ---------------
Net gain (loss)                                                                                    149,921
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       130,369
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,552)  $            (30,266)
Net realized gain (loss)                                                      76,712                378,049
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          73,209               (472,539)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            130,369               (124,756)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      72,162                666,241
Cost of units redeemed                                                      (360,358)            (2,116,319)
Account charges                                                                 (634)                  (704)
                                                                --------------------   --------------------
Increase (decrease)                                                         (288,830)            (1,450,782)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (158,461)            (1,575,538)
Net assets, beginning                                                      1,808,821              3,384,359
                                                                --------------------   --------------------
Net assets, ending                                              $          1,650,360   $          1,808,821
                                                                ====================   ====================
Units sold                                                                   402,060                583,674
Units redeemed                                                              (663,023)            (1,777,671)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (260,963)            (1,193,997)
Units outstanding, beginning                                               1,696,377              2,890,374
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,435,414              1,696,377
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,745,821
Cost of units redeemed/account charges                                                           (6,894,921)
Net investment income (loss)                                                                       (205,494)
Net realized gain (loss)                                                                           (594,363)
Realized gain distributions                                                                         420,824
Net change in unrealized appreciation (depreciation)                                                178,493
                                                                                       --------------------
Net assets                                                                             $          1,650,360
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15             1,435   $         1,650              1.25%              7.8%
12/31/2011                        1.07             1,696             1,809              1.25%             -8.9%
12/31/2010                        1.17             2,890             3,384              1.25%             18.8%
12/31/2009                        0.99             3,520             3,470              1.25%             42.5%
12/31/2008                        0.69             2,628             1,818              1.25%            -50.7%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%              8.1%
12/31/2011                        1.08                 0                 0              1.00%             -8.7%
12/31/2010                        1.19                 0                 0              1.00%             19.1%
12/31/2009                        1.00                 0                 0              1.00%             42.9%
12/31/2008                        0.70                 0                 0              1.00%            -50.6%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.75%              8.4%
12/31/2011                        1.10                 0                 0              0.75%             -8.5%
12/31/2010                        1.20                 0                 0              0.75%             19.4%
12/31/2009                        1.01                 0                 0              0.75%             43.3%
12/31/2008                        0.70                 0                 0              0.75%            -50.5%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.50%              8.6%
12/31/2011                        1.12                 0                 0              0.50%             -8.3%
12/31/2010                        1.22                 0                 0              0.50%             19.7%
12/31/2009                        1.02                 0                 0              0.50%             43.6%
12/31/2008                        0.71                 0                 0              0.50%            -50.4%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%              8.9%
12/31/2011                        1.14                 0                 0              0.25%             -8.0%
12/31/2010                        1.24                 0                 0              0.25%             20.0%
12/31/2009                        1.03                 0                 0              0.25%             44.0%
12/31/2008                        0.72                 0                 0              0.25%            -50.2%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.00%              9.2%
12/31/2011                        1.16                 0                 0              0.00%             -7.8%
12/31/2010                        1.26                 0                 0              0.00%             20.3%
12/31/2009                        1.04                 0                 0              0.00%             44.3%
12/31/2008                        0.72                 0                 0              0.00%            -50.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Oppenheimer Value Fund A Class - 68380J303

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        22,540   $        20,876               990
                                                                         ===============   ===============
Receivables: investments sold                                      249
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        22,789
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        22,789            25,333   $          0.90
Band 100                                                            --                --              0.91
Band 75                                                             --                --              0.92
Band 50                                                             --                --              0.93
Band 25                                                             --                --              0.95
Band 0                                                              --                --              0.96
                                                       ---------------   ---------------
Total                                                  $        22,789            25,333
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           288
Mortality & expense charges                                                                           (217)
                                                                                           ---------------
Net investment income (loss)                                                                            71
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                12
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,782
                                                                                           ---------------
Net gain (loss)                                                                                      1,794
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,865
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 71   $                  8
Net realized gain (loss)                                                          12                     68
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,782                   (686)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,865                   (610)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      11,847                  3,772
Cost of units redeemed                                                            --                      1
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           11,847                  3,773
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,712                  3,163
Net assets, beginning                                                          9,077                  5,914
                                                                --------------------   --------------------
Net assets, ending                                              $             22,789   $              9,077
                                                                ====================   ====================
Units sold                                                                    14,023                  4,712
Units redeemed                                                                    --                   (333)
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,023                  4,379
Units outstanding, beginning                                                  11,310                  6,931
                                                                --------------------   --------------------
Units outstanding, ending                                                     25,333                 11,310
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             20,956
Cost of units redeemed/account charges                                                                    1
Net investment income (loss)                                                                             87
Net realized gain (loss)                                                                                 81
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,664
                                                                                       --------------------
Net assets                                                                             $             22,789
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00


FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                25   $            23              1.25%             12.1%
12/31/2011                        0.80                11                 9              1.25%             -5.9%
12/31/2010                        0.85                 7                 6              1.25%             13.3%
12/31/2009                        0.75                 0                 0              1.25%             32.0%
12/31/2008                        0.57                 0                 0              1.25%            -42.4%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              1.00%             12.4%
12/31/2011                        0.81                 0                 0              1.00%             -5.7%
12/31/2010                        0.86                 0                 0              1.00%             13.6%
12/31/2009                        0.76                 0                 0              1.00%             32.3%
12/31/2008                        0.57                 0                 0              1.00%            -42.3%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              0.75%             12.7%
12/31/2011                        0.82                 0                 0              0.75%             -5.5%
12/31/2010                        0.87                 0                 0              0.75%             13.8%
12/31/2009                        0.76                 0                 0              0.75%             32.6%
12/31/2008                        0.57                 0                 0              0.75%            -42.1%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.50%             12.9%
12/31/2011                        0.83                 0                 0              0.50%             -5.2%
12/31/2010                        0.87                 0                 0              0.50%             14.1%
12/31/2009                        0.77                 0                 0              0.50%             33.0%
12/31/2008                        0.58                 0                 0              0.50%            -42.0%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.25%             13.2%
12/31/2011                        0.84                 0                 0              0.25%            -5.0%
12/31/2010                        0.88                 0                 0              0.25%             14.4%
12/31/2009                        0.77                 0                 0              0.25%             33.3%
12/31/2008                        0.58                 0                 0              0.25%            -41.8%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.00%             13.5%
12/31/2011                        0.85                 0                 0              0.00%             -4.8%
12/31/2010                        0.89                 0                 0              0.00%             14.7%
12/31/2009                        0.77                 0                 0              0.00%             33.6%
12/31/2008                        0.58                 0                 0              0.00%            -41.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               1.4%
                2010               1.3%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Oppenheimer Value Fund N Class - 68380J790

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       888,945   $       816,748            39,414
                                                                         ===============   ===============
Receivables: investments sold                                    1,428
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       890,373
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       874,252           985,167   $          0.89
Band 100                                                            --                --              0.90
Band 75                                                             --                --              0.91
Band 50                                                             --                --              0.92
Band 25                                                             --                --              0.93
Band 0                                                          16,121            17,037              0.95
                                                       ---------------   ---------------
Total                                                  $       890,373         1,002,204
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,022
Mortality & expense charges                                                                         (9,811)
                                                                                           ---------------
Net investment income (loss)                                                                          (789)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            20,381
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                81,759
                                                                                           ---------------
Net gain (loss)                                                                                    102,140
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       101,351
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (789)  $               (338)
Net realized gain (loss)                                                      20,381                 15,741
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          81,759                (72,429)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            101,351                (57,026)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     129,788                462,263
Cost of units redeemed                                                      (148,556)               (80,478)
Account charges                                                                 (304)                  (238)
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,072)               381,547
                                                                --------------------   --------------------
Net increase (decrease)                                                       82,279                324,521
Net assets, beginning                                                        808,094                483,573
                                                                --------------------   --------------------
Net assets, ending                                              $            890,373   $            808,094
                                                                ====================   ====================
Units sold                                                                   341,163                545,679
Units redeemed                                                              (348,757)              (106,298)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,594)               439,381
Units outstanding, beginning                                               1,009,798                570,417
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,002,204              1,009,798
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,116,032
Cost of units redeemed/account charges                                                             (341,373)
Net investment income (loss)                                                                         (1,778)
Net realized gain (loss)                                                                             45,295
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 72,197
                                                                                       --------------------
Net assets                                                                             $            890,373
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.89               985   $           874              1.25%             11.8%
12/31/2011                        0.79               848               673              1.25%             -6.2%
12/31/2010                        0.85               548               464              1.25%             12.9%
12/31/2009                        0.75               349               262              1.25%             32.0%
12/31/2008                        0.57                88                50              1.25%            -42.7%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              1.00%             12.1%
12/31/2011                        0.80                 0                 0              1.00%             -6.0%
12/31/2010                        0.85                 0                 0              1.00%             13.2%
12/31/2009                        0.75                 0                 0              1.00%             32.3%
12/31/2008                        0.57                 0                 0              1.00%            -42.5%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.75%             12.4%
12/31/2011                        0.81                 0                 0              0.75%             -5.8%
12/31/2010                        0.86                 0                 0              0.75%             13.5%
12/31/2009                        0.76                 0                 0              0.75%             32.6%
12/31/2008                        0.57                 0                 0              0.75%            -42.4%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              0.50%             12.7%
12/31/2011                        0.82                 0                 0              0.50%             -5.5%
12/31/2010                        0.87                 0                 0              0.50%             13.7%
12/31/2009                        0.76                 0                 0              0.50%             32.9%
12/31/2008                        0.57                 0                 0              0.50%            -42.2%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.25%             13.0%
12/31/2011                        0.83                 0                 0              0.25%            -5.3%
12/31/2010                        0.87                 0                 0              0.25%             14.0%
12/31/2009                        0.77                 0                 0              0.25%             33.3%
12/31/2008                        0.57                 0                 0              0.25%            -42.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                17   $            16              0.00%             13.2%
12/31/2011                        0.84               161               135              0.00%             -5.1%
12/31/2010                        0.88                23                20              0.00%             14.3%
12/31/2009                        0.77                 0                 0              0.00%             33.6%
12/31/2008                        0.58                 0                 0              0.00%            -41.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               1.1%
                2010               0.5%
                2009               1.5%
                2008               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Oppenheimer Value Fund Y Class - 68380J816 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              6.3%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              6.3%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              6.3%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              6.4%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Parnassus Equity Income Inv Class - 701769101

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       242,790   $       243,094             8,334
                                                                         ===============   ===============
Receivables: investments sold                                      574
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       243,364
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       243,364           200,065   $          1.22
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
Total                                                  $       243,364           200,065
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,880
Mortality & expense charges                                                                           (231)
                                                                                           ---------------
Net investment income (loss)                                                                         3,649
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (304)
                                                                                           ---------------
Net gain (loss)                                                                                       (302)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         3,347
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,649   $                 --
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (304)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,347                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     240,029                     --
Cost of units redeemed                                                           (10)                    --
Account charges                                                                   (2)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          240,017                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      243,364                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            243,364   $                 --
                                                                ====================   ====================
Units sold                                                                   200,072                     --
Units redeemed                                                                    (7)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      200,065                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    200,065                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            240,029
Cost of units redeemed/account charges                                                                  (12)
Net investment income (loss)                                                                          3,649
Net realized gain (loss)                                                                                  2
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (304)
                                                                                       --------------------
Net assets                                                                             $            243,364
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22               200   $           243              1.25%             14.0%
12/31/2011                        1.07                 0                 0              1.25%              1.8%
12/31/2010                        1.05                 0                 0              1.25%              4.8%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              1.00%             14.3%
12/31/2011                        1.07                 0                 0              1.00%              2.1%
12/31/2010                        1.05                 0                 0              1.00%              4.8%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             14.6%
12/31/2011                        1.07                 0                 0              0.75%              2.4%
12/31/2010                        1.05                 0                 0              0.75%              4.9%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%             14.8%
12/31/2011                        1.08                 0                 0              0.50%              2.6%
12/31/2010                        1.05                 0                 0              0.50%              4.9%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%             15.1%
12/31/2011                        1.08                 0                 0              0.25%              2.9%
12/31/2010                        1.05                 0                 0              0.25%              5.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.00%             15.4%
12/31/2011                        1.08                 0                 0              0.00%              3.1%
12/31/2010                        1.05                 0                 0              0.00%              5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.2%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                           Parnassus Fund - 701765109

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,253,345   $     1,218,695            31,103
                                                                         ===============   ===============
Receivables: investments sold                                   10,075
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,263,420
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,263,420           993,447   $          1.27
Band 100                                                            --                --              1.28
Band 75                                                             --                --              1.29
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.30
Band 0                                                              --                --              1.31
                                                       ---------------   ---------------
Total                                                  $     1,263,420           993,447
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        24,139
Mortality & expense charges                                                                        (15,062)
                                                                                           ---------------
Net investment income (loss)                                                                         9,077
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             8,698
Realized gain distributions                                                                         76,182
Net change in unrealized appreciation (depreciation)                                               157,878
                                                                                           ---------------
Net gain (loss)                                                                                    242,758
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       251,835
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,077   $             (3,395)
Net realized gain (loss)                                                       8,698                (16,933)
Realized gain distributions                                                   76,182                 76,673
Net change in unrealized appreciation (depreciation)                         157,878               (123,228)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            251,835                (66,883)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     239,105              1,519,337
Cost of units redeemed                                                      (197,665)              (477,890)
Account charges                                                               (2,674)                (1,745)
                                                                --------------------   --------------------
Increase (decrease)                                                           38,766              1,039,702
                                                                --------------------   --------------------
Net increase (decrease)                                                      290,601                972,819
Net assets, beginning                                                        972,819                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,263,420   $            972,819
                                                                ====================   ====================
Units sold                                                                   215,278              1,411,288
Units redeemed                                                              (173,960)              (459,159)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,318                952,129
Units outstanding, beginning                                                 952,129                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    993,447                952,129
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,758,442
Cost of units redeemed/account charges                                                             (679,974)
Net investment income (loss)                                                                          5,682
Net realized gain (loss)                                                                             (8,235)
Realized gain distributions                                                                         152,855
Net change in unrealized appreciation (depreciation)                                                 34,650
                                                                                       --------------------
Net assets                                                                             $          1,263,420
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                             BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27               993   $         1,263              1.25%             24.5%
12/31/2011                        1.02               952               973              1.25%             -6.2%
12/31/2010                        1.09                 0                 0              1.25%              8.9%

                                                             BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              1.00%             24.8%
12/31/2011                        1.02                 0                 0              1.00%             -6.0%
12/31/2010                        1.09                 0                 0              1.00%              9.0%

                                                             BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE            (000s)             (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.75%             25.1%
12/31/2011                        1.03                 0                 0              0.75%             -5.7%
12/31/2010                        1.09                 0                 0              0.75%              9.0%

                                                             BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                              A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                            VALUE            (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.50%             25.4%
12/31/2011                        1.03                 0                 0              0.50%             -5.5%
12/31/2010                        1.09                 0                 0              0.50%              9.1%

                                                                 BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%             25.7%
12/31/2011                        1.03                 0                 0              0.25%             -5.2%
12/31/2010                        1.09                 0                 0              0.25%              9.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                             UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING       NET ASSETS        AVERAGE NET
                           VALUE             (000s)            (000s)            ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.00%             26.0%
12/31/2011                        1.04                 0                 0              0.00%             -5.0%
12/31/2010                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               0.7%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                          Parnassus Mid-Cap - 701765885

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,158   $         2,891               155
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         3,160
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,160             2,441   $          1.29
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.33
                                                       ---------------   ---------------
Total                                                  $         3,160             2,441
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            46
Mortality & expense charges                                                                            (30)
                                                                                           ---------------
Net investment income (loss)                                                                            16
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                             55
Net change in unrealized appreciation (depreciation)                                                   290
                                                                                           ---------------
Net gain (loss)                                                                                        347
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           363
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 16   $                  7
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                       55                     93
Net change in unrealized appreciation (depreciation)                             290                    (23)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                363                     77
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         926                  1,794
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              926                  1,794
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,289                  1,871
Net assets, beginning                                                          1,871                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              3,160   $              1,871
                                                                ====================   ====================
Units sold                                                                       748                  1,693
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          748                  1,693
Units outstanding, beginning                                                   1,693                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,441                  1,693
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              2,720
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             23
Net realized gain (loss)                                                                                  2
Realized gain distributions                                                                             148
Net change in unrealized appreciation (depreciation)                                                    267
                                                                                       --------------------
Net assets                                                                             $              3,160
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 2   $             3              1.25%             17.1%
12/31/2011                        1.11                 2                 2              1.25%              2.0%
12/31/2010                        1.08                 0                 0              1.25%              8.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              1.00%             17.4%
12/31/2011                        1.11                 0                 0              1.00%              2.3%
12/31/2010                        1.08                 0                 0              1.00%              8.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.75%             17.7%
12/31/2011                        1.11                 0                 0              0.75%              2.6%
12/31/2010                        1.08                 0                 0              0.75%              8.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.50%             18.0%
12/31/2011                        1.12                 0                 0              0.50%              2.8%
12/31/2010                        1.08                 0                 0              0.50%              8.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.25%             18.3%
12/31/2011                        1.12                 0                 0              0.25%              3.1%
12/31/2010                        1.09                 0                 0              0.25%              8.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.00%             18.6%
12/31/2011                        1.12                 0                 0              0.00%              3.3%
12/31/2010                        1.09                 0                 0              0.00%              8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               1.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                         Parnassus Small-Cap - 701765877

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       154,305   $       143,093             6,479
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (288)
                                                       ---------------
Net assets                                             $       154,017
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       154,017           133,634   $          1.15
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
Total                                                  $       154,017           133,634
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (1,737)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,737)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,887)
Realized gain distributions                                                                             29
Net change in unrealized appreciation (depreciation)                                                20,193
                                                                                           ---------------
Net gain (loss)                                                                                     17,335
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        15,598
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,737)  $               (394)
Net realized gain (loss)                                                      (2,887)                  (548)
Realized gain distributions                                                       29                  1,495
Net change in unrealized appreciation (depreciation)                          20,193                 (8,981)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,598                 (8,428)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     122,718                 72,551
Cost of units redeemed                                                       (31,176)               (17,209)
Account charges                                                                  (37)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           91,505                 55,342
                                                                --------------------   --------------------
Net increase (decrease)                                                      107,103                 46,914
Net assets, beginning                                                         46,914                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            154,017   $             46,914
                                                                ====================   ====================
Units sold                                                                   121,493                 62,083
Units redeemed                                                               (35,454)               (14,488)
                                                                --------------------   --------------------
Net increase (decrease)                                                       86,039                 47,595
Units outstanding, beginning                                                  47,595                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    133,634                 47,595
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            195,269
Cost of units redeemed/account charges                                                              (48,422)
Net investment income (loss)                                                                         (2,131)
Net realized gain (loss)                                                                             (3,435)
Realized gain distributions                                                                           1,524
Net change in unrealized appreciation (depreciation)                                                 11,212
                                                                                       --------------------
Net assets                                                                             $            154,017
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15               134   $           154              1.25%             16.9%
12/31/2011                        0.99                48                47              1.25%            -14.4%
12/31/2010                        1.15                 0                 0              1.25%             15.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             17.2%
12/31/2011                        0.99                 0                 0              1.00%            -14.1%
12/31/2010                        1.15                 0                 0              1.00%             15.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             17.5%
12/31/2011                        0.99                 0                 0              0.75%            -13.9%
12/31/2010                        1.15                 0                 0              0.75%             15.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             17.8%
12/31/2011                        0.99                 0                 0              0.50%            -13.7%
12/31/2010                        1.15                 0                 0              0.50%             15.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             18.1%
12/31/2011                        1.00                 0                 0              0.25%            -13.5%
12/31/2010                        1.15                 0                 0              0.25%             15.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.00%             18.4%
12/31/2011                        1.00                 0                 0              0.00%            -13.3%
12/31/2010                        1.15                 0                 0              0.00%             15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Pax World Balanced Individual Class - 704223106

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,807   $         3,794               160
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $         3,801
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,801             2,727   $          1.39
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.45
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
Total                                                  $         3,801             2,727
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            24
Mortality & expense charges                                                                             (5)
                                                                                           ---------------
Net investment income (loss)                                                                            19
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    13
                                                                                           ---------------
Net gain (loss)                                                                                         13
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            32
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 19   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              13                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 32                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       3,774                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   (5)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                            3,769                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,801                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              3,801   $                 --
                                                                ====================   ====================
Units sold                                                                     2,731                     --
Units redeemed                                                                    (4)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,727                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,727                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              3,774
Cost of units redeemed/account charges                                                                   (5)
Net investment income (loss)                                                                             19
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     13
                                                                                       --------------------
Net assets                                                                             $              3,801
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 3   $             4              1.25%              9.9%
12/31/2011                        1.27                 0                 0              1.25%             -3.0%
12/31/2010                        1.31                 0                 0              1.25%             10.5%
12/31/2009                        1.18                 0                 0              1.25%             18.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              1.00%             10.2%
12/31/2011                        1.28                 0                 0              1.00%             -2.8%
12/31/2010                        1.31                 0                 0              1.00%             10.8%
12/31/2009                        1.19                 0                 0              1.00%             18.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.75%             10.4%
12/31/2011                        1.29                 0                 0              0.75%             -2.6%
12/31/2010                        1.32                 0                 0              0.75%             11.1%
12/31/2009                        1.19                 0                 0              0.75%             18.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.50%             10.7%
12/31/2011                        1.29                 0                 0              0.50%             -2.3%
12/31/2010                        1.32                 0                 0              0.50%             11.3%
12/31/2009                        1.19                 0                 0              0.50%             19.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.25%             11.0%
12/31/2011                        1.30                 0                 0              0.25%             -2.1%
12/31/2010                        1.33                 0                 0              0.25%             11.6%
12/31/2009                        1.19                 0                 0              0.25%             19.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.00%             11.3%
12/31/2011                        1.31                 0                 0              0.00%             -1.8%
12/31/2010                        1.34                 0                 0              0.00%             11.9%
12/31/2009                        1.19                 0                 0              0.00%             19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     Pax World Balanced R Class - 704223304

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,171,606   $     1,037,691            49,274
                                                                         ===============   ===============
Receivables: investments sold                                    4,073
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,175,679
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,170,893           847,493   $          1.38
Band 100                                                            --                --              1.39
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                           4,786             3,309              1.45
                                                       ---------------   ---------------
Total                                                  $     1,175,679           850,802
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        15,436
Mortality & expense charges                                                                        (13,425)
                                                                                           ---------------
Net investment income (loss)                                                                         2,011
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            98,042
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,877
                                                                                           ---------------
Net gain (loss)                                                                                    101,919
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       103,930
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,011   $              2,648
Net realized gain (loss)                                                      98,042                 11,340
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,877                (50,434)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            103,930                (36,446)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     128,658                154,545
Cost of units redeemed                                                      (281,671)               (66,804)
Account charges                                                                 (575)                  (676)
                                                                --------------------   --------------------
Increase (decrease)                                                         (153,588)                87,065
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,658)                50,619
Net assets, beginning                                                      1,225,337              1,174,718
                                                                --------------------   --------------------
Net assets, ending                                              $          1,175,679   $          1,225,337
                                                                ====================   ====================
Units sold                                                                   395,995                118,394
Units redeemed                                                              (507,392)               (51,826)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (111,397)                66,568
Units outstanding, beginning                                                 962,199                895,631
                                                                --------------------   --------------------
Units outstanding, ending                                                    850,802                962,199
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,332,354
Cost of units redeemed/account charges                                                             (421,547)
Net investment income (loss)                                                                          9,365
Net realized gain (loss)                                                                            121,592
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                133,915
                                                                                       --------------------
Net assets                                                                             $          1,175,679
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38               847   $         1,171              1.25%              9.6%
12/31/2011                        1.26               662               834              1.25%             -3.3%
12/31/2010                        1.30               620               808              1.25%             10.2%
12/31/2009                        1.18               583               690              1.25%             18.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              1.00%              9.9%
12/31/2011                        1.27                 0                 0              1.00%             -3.1%
12/31/2010                        1.31                 0                 0              1.00%             10.5%
12/31/2009                        1.18                 0                 0              1.00%             18.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.75%             10.2%
12/31/2011                        1.28                 0                 0              0.75%             -2.8%
12/31/2010                        1.31                 0                 0              0.75%             10.7%
12/31/2009                        1.19                 0                 0              0.75%             18.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.50%             10.5%
12/31/2011                        1.29                 0                 0              0.50%             -2.6%
12/31/2010                        1.32                 0                 0              0.50%             11.0%
12/31/2009                        1.19                 0                 0              0.50%             18.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.25%             10.7%
12/31/2011                        1.29                 0                 0              0.25%             -2.3%
12/31/2010                        1.33                 0                 0              0.25%             11.3%
12/31/2009                        1.19                 0                 0              0.25%             19.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 3   $             5              0.00%             11.0%
12/31/2011                        1.30               300               391              0.00%             -2.1%
12/31/2010                        1.33               275               366              0.00%             11.6%
12/31/2009                        1.19                 0                 0              0.00%             19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.1%
                2010               1.3%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Pax World Global Environmental Markets R Class - 704223767

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       596,418   $       538,456            60,668
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,258)
                                                       ---------------
Net assets                                             $       595,160
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       584,702           397,796   $          1.47
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.50
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.52
Band 0                                                          10,458             6,796              1.54
                                                       ---------------   ---------------
Total                                                  $       595,160           404,592
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         7,559
Mortality & expense charges                                                                         (4,544)
                                                                                           ---------------
Net investment income (loss)                                                                         3,015
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,151
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                67,896
                                                                                           ---------------
Net gain (loss)                                                                                     70,047
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        73,062
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,015   $             (2,550)
Net realized gain (loss)                                                       2,151                    551
Realized gain distributions                                                       --                  5,452
Net change in unrealized appreciation (depreciation)                          67,896                (30,846)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             73,062                (27,393)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     521,265                 84,427
Cost of units redeemed                                                      (227,879)                (5,186)
Account charges                                                                 (134)                   (71)
                                                                --------------------   --------------------
Increase (decrease)                                                          293,252                 79,170
                                                                --------------------   --------------------
Net increase (decrease)                                                      366,314                 51,777
Net assets, beginning                                                        228,846                177,069
                                                                --------------------   --------------------
Net assets, ending                                              $            595,160   $            228,846
                                                                ====================   ====================
Units sold                                                                   393,669                 63,180
Units redeemed                                                              (171,855)                (5,249)
                                                                --------------------   --------------------
Net increase (decrease)                                                      221,814                 57,931
Units outstanding, beginning                                                 182,778                124,847
                                                                --------------------   --------------------
Units outstanding, ending                                                    404,592                182,778
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            790,969
Cost of units redeemed/account charges                                                             (263,677)
Net investment income (loss)                                                                           (640)
Net realized gain (loss)                                                                              5,094
Realized gain distributions                                                                           5,452
Net change in unrealized appreciation (depreciation)                                                 57,962
                                                                                       --------------------
Net assets                                                                             $            595,160
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47               398   $           585              1.25%             17.5%
12/31/2011                        1.25               180               225              1.25%            -11.7%
12/31/2010                        1.42               123               174              1.25%              9.6%
12/31/2009                        1.29                76                98              1.25%             29.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              1.00%             17.8%
12/31/2011                        1.26                 0                 0              1.00%            -11.5%
12/31/2010                        1.42                 0                 0              1.00%              9.9%
12/31/2009                        1.30                 0                 0              1.00%             29.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.75%             18.1%
12/31/2011                        1.27                 0                 0              0.75%            -11.3%
12/31/2010                        1.43                 0                 0              0.75%             10.2%
12/31/2009                        1.30                 0                 0              0.75%             29.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.50%             18.4%
12/31/2011                        1.28                 0                 0              0.50%            -11.1%
12/31/2010                        1.44                 0                 0              0.50%             10.5%
12/31/2009                        1.30                 0                 0              0.50%             30.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.25%             18.7%
12/31/2011                        1.29                 0                 0              0.25%            -10.9%
12/31/2010                        1.44                 0                 0              0.25%             10.7%
12/31/2009                        1.30                 0                 0              0.25%             30.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 7   $            10              0.00%             18.9%
12/31/2011                        1.29                 3                 4              0.00%            -10.6%
12/31/2010                        1.45                 2                 3              0.00%             11.0%
12/31/2009                        1.30                 0                 1              0.00%             30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               0.0%
                2010               0.2%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Pax World Global Environmental Markets Individual Class - 704223783

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         9,521   $         8,111               963
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         9,521
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         9,521             6,423   $          1.48
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.52
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.55
                                                       ---------------   ---------------
Total                                                  $         9,521             6,423
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           148
Mortality & expense charges                                                                           (112)
                                                                                           ---------------
Net investment income (loss)                                                                            36
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                37
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,390
                                                                                           ---------------
Net gain (loss)                                                                                      1,427
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,463
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 36   $               (110)
Net realized gain (loss)                                                          37                     17
Realized gain distributions                                                       --                    200
Net change in unrealized appreciation (depreciation)                           1,390                 (1,200)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,463                 (1,093)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                    559
Cost of units redeemed                                                          (223)                    --
Account charges                                                                  (11)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                             (234)                   557
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,229                   (536)
Net assets, beginning                                                          8,292                  8,828
                                                                --------------------   --------------------
Net assets, ending                                              $              9,521   $              8,292
                                                                ====================   ====================
Units sold                                                                        --                    382
Units redeemed                                                                  (166)                    (1)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (166)                   381
Units outstanding, beginning                                                   6,589                  6,208
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,423                  6,589
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             10,346
Cost of units redeemed/account charges                                                               (2,458)
Net investment income (loss)                                                                           (126)
Net realized gain (loss)                                                                                149
Realized gain distributions                                                                             200
Net change in unrealized appreciation (depreciation)                                                  1,410
                                                                                       --------------------
Net assets                                                                             $              9,521
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 6   $            10              1.25%             17.8%
12/31/2011                        1.26                 7                 8              1.25%            -11.5%
12/31/2010                        1.42                 6                 9              1.25%              9.8%
12/31/2009                        1.29                 6                 8              1.25%             29.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              1.00%             18.1%
12/31/2011                        1.27                 0                 0              1.00%            -11.3%
12/31/2010                        1.43                 0                 0              1.00%             10.1%
12/31/2009                        1.30                 0                 0              1.00%             29.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.75%             18.4%
12/31/2011                        1.28                 0                 0              0.75%            -11.1%
12/31/2010                        1.43                 0                 0              0.75%             10.4%
12/31/2009                        1.30                 0                 0              0.75%             29.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.50%             18.7%
12/31/2011                        1.28                 0                 0              0.50%            -10.8%
12/31/2010                        1.44                 0                 0              0.50%             10.6%
12/31/2009                        1.30                 0                 0              0.50%             30.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.25%             19.0%
12/31/2011                        1.29                 0                 0              0.25%            -10.6%
12/31/2010                        1.45                 0                 0              0.25%             10.9%
12/31/2009                        1.30                 0                 0              0.25%             30.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.00%             19.3%
12/31/2011                        1.30                 0                 0              0.00%            -10.4%
12/31/2010                        1.45                 0                 0              0.00%             11.2%
12/31/2009                        1.31                 0                 0              0.00%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               0.0%
                2010               0.4%
                2009               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Payden Emerging Markets Bond - 704329531

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,015,950   $       966,691            65,118
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,865)
                                                       ---------------
Net assets                                             $     1,006,085
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        21,322            17,824   $          1.20
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.22
Band 0                                                         984,763           801,108              1.23
                                                       ---------------   ---------------
Total                                                  $     1,006,085           818,932
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        43,567
Mortality & expense charges                                                                            (91)
                                                                                           ---------------
Net investment income (loss)                                                                        43,476
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,868
Realized gain distributions                                                                         15,830
Net change in unrealized appreciation (depreciation)                                                49,259
                                                                                           ---------------
Net gain (loss)                                                                                     66,957
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       110,433
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             43,476   $                 --
Net realized gain (loss)                                                       1,868                     --
Realized gain distributions                                                   15,830                     --
Net change in unrealized appreciation (depreciation)                          49,259                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            110,433                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,112,663                     --
Cost of units redeemed                                                      (213,792)                    --
Account charges                                                               (3,219)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          895,652                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,006,085                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,006,085   $                 --
                                                                ====================   ====================
Units sold                                                                 1,371,505                     --
Units redeemed                                                              (552,573)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      818,932                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    818,932                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,112,663
Cost of units redeemed/account charges                                                             (217,011)
Net investment income (loss)                                                                         43,476
Net realized gain (loss)                                                                              1,868
Realized gain distributions                                                                          15,830
Net change in unrealized appreciation (depreciation)                                                 49,259
                                                                                       --------------------
Net assets                                                                             $          1,006,085
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                18   $            21              1.25%             17.9%
12/31/2011                        1.01                 0                 0              1.25%              4.5%
12/31/2010                        0.97                 0                 0              1.25%             -2.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              1.00%             18.2%
12/31/2011                        1.02                 0                 0              1.00%              4.7%
12/31/2010                        0.97                 0                 0              1.00%             -2.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.75%             18.5%
12/31/2011                        1.02                 0                 0              0.75%              5.0%
12/31/2010                        0.97                 0                 0              0.75%             -2.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.50%             18.8%
12/31/2011                        1.02                 0                 0              0.50%              5.3%
12/31/2010                        0.97                 0                 0              0.50%             -2.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%             19.1%
12/31/2011                        1.03                 0                 0              0.25%              5.5%
12/31/2010                        0.97                 0                 0              0.25%             -2.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23               801   $           985              0.00%             19.4%
12/31/2011                        1.03                 0                 0              0.00%              5.8%
12/31/2010                        0.97                 0                 0              0.00%             -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               8.7%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Payden/Kravitz Cash Balance R Class - 704329358 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.25%              5.1%
12/31/2011                        0.98                 0                 0              1.25%             -1.9%
12/31/2010                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              5.3%
12/31/2011                        0.99                 0                 0              1.00%             -1.6%
12/31/2010                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%              5.6%
12/31/2011                        0.99                 0                 0              0.75%             -1.4%
12/31/2010                        1.00                 0                 0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              5.9%
12/31/2011                        0.99                 0                 0              0.50%             -1.1%
12/31/2010                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              6.1%
12/31/2011                        0.99                 0                 0              0.25%             -0.9%
12/31/2010                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.4%
12/31/2011                        1.00                 0                 0              0.00%             -0.6%
12/31/2010                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Payden/Kravitz Cash Balance Advisor Class - 70432R101 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.25%              5.2%
12/31/2011                        0.99                 0                 0              1.25%             -1.6%
12/31/2010                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              5.5%
12/31/2011                        0.99                 0                 0              1.00%             -1.3%
12/31/2010                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.7%
12/31/2011                        0.99                 0                 0              0.75%             -1.1%
12/31/2010                        1.00                 0                 0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              6.0%
12/31/2011                        0.99                 0                 0              0.50%             -0.8%
12/31/2010                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.3%
12/31/2011                        1.00                 0                 0              0.25%             -0.6%
12/31/2010                        1.00                 0                 0              0.25%              0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              6.5%
12/31/2011                        1.00                 0                 0              0.00%             -0.3%
12/31/2010                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2015 Admin Class - 01900A577 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              6.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              6.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              6.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions 2015 A Class - 01900A643 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              6.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              6.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2020 Admin Class - 01900A494 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              6.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              6.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              6.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              6.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions 2020 A Class - 01900A569 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              6.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              6.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              6.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              6.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2025 Admin Class - 01880B827 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              6.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions 2025 A Class - 01880B868 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              6.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2030 Admin Class - 01900A429 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.25%              7.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              7.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions 2030 A Class - 01900A486 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.25%              7.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              7.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              7.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2035 Admin Class - 01880B769 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              8.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              9.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions 2035 A Class - 01880B819 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              8.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              9.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2040 Admin Class - 01900A346 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              9.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              9.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%              9.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%              9.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
     Allianz Global Investor Solutions 2040 A Class - 01900A411 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              9.1%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              9.3%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.4%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%              9.6%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%              9.7%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2045 Admin Class - 01880B710 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              9.6%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%              9.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.0%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             10.1%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%             10.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions 2045 A Class - 01880B751 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              9.7%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%              9.9%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.0%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             10.2%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%             10.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2050 Admin Class - 01900A262 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              9.8%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%              9.9%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             10.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%             10.4%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions 2050 A Class - 01900A338 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              9.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             10.0%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.2%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             10.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             10.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions 2055 Admin Class - 01880B652 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              9.9%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             10.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.3%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             10.4%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             10.6%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions 2055 A Class - 01880B694 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              9.8%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             10.0%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.2%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             10.3%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%             10.5%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
   Allianz Global Investor Solutions RINC Admin Class - 01900A189 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              5.6%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.9%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              6.1%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Allianz Global Investor Solutions RINC A Class - 01900A254 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              5.5%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.7%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.8%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              6.0%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.1%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Allianz NFJ Dividend Value Admin Class - 018918235

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,019,855   $       853,141            79,975
                                                                         ===============   ===============
Receivables: investments sold                                    1,431
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,021,286
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,021,286         1,054,210   $          0.97
Band 100                                                            --                --              0.98
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $     1,021,286         1,054,210
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        31,687
Mortality & expense charges                                                                        (15,459)
                                                                                           ---------------
Net investment income (loss)                                                                        16,228
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           156,862
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (11,953)
                                                                                           ---------------
Net gain (loss)                                                                                    144,909
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       161,137
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,228   $             20,549
Net realized gain (loss)                                                     156,862                  5,376
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (11,953)                (5,467)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            161,137                 20,458
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     285,558                329,465
Cost of units redeemed                                                      (774,292)               (81,748)
Account charges                                                                  (46)                   (71)
                                                                --------------------   --------------------
Increase (decrease)                                                         (488,780)               247,646
                                                                --------------------   --------------------
Net increase (decrease)                                                     (327,643)               268,104
Net assets, beginning                                                      1,348,929              1,080,825
                                                                --------------------   --------------------
Net assets, ending                                              $          1,021,286   $          1,348,929
                                                                ====================   ====================
Units sold                                                                   308,699                386,509
Units redeemed                                                              (822,278)               (99,485)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (513,579)               287,024
Units outstanding, beginning                                               1,567,789              1,280,765
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,054,210              1,567,789
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,067,514
Cost of units redeemed/account charges                                                           (3,159,593)
Net investment income (loss)                                                                        128,400
Net realized gain (loss)                                                                           (274,724)
Realized gain distributions                                                                          92,975
Net change in unrealized appreciation (depreciation)                                                166,714
                                                                                       --------------------
Net assets                                                                             $          1,021,286
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97             1,054   $         1,021              1.25%             12.6%
12/31/2011                        0.86             1,568             1,349              1.25%              2.0%
12/31/2010                        0.84             1,281             1,081              1.25%             11.8%
12/31/2009                        0.75             2,170             1,637              1.25%             11.6%
12/31/2008                        0.68             1,824             1,233              1.25%            -37.0%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              1.00%             12.9%
12/31/2011                        0.87                 0                 0              1.00%              2.2%
12/31/2010                        0.85                 0                 0              1.00%             12.1%
12/31/2009                        0.76                 0                 0              1.00%             11.9%
12/31/2008                        0.68                 0                 0              1.00%            -36.8%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%             13.2%
12/31/2011                        0.88                 0                 0              0.75%              2.5%
12/31/2010                        0.86                 0                 0              0.75%             12.4%
12/31/2009                        0.77                 0                 0              0.75%             12.2%
12/31/2008                        0.68                 0                 0              0.75%            -36.6%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%             13.4%
12/31/2011                        0.89                 0                 0              0.50%              2.7%
12/31/2010                        0.87                 0                 0              0.50%             12.7%
12/31/2009                        0.77                 0                 0              0.50%             12.5%
12/31/2008                        0.69                 0                 0              0.50%            -36.5%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%             13.7%
12/31/2011                        0.91                 0                 0              0.25%              3.0%
12/31/2010                        0.88                 0                 0              0.25%             13.0%
12/31/2009                        0.78                 0                 0              0.25%             12.7%
12/31/2008                        0.69                 0                 0              0.25%            -36.3%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%             14.0%
12/31/2011                        0.92                 0                 0              0.00%              3.2%
12/31/2010                        0.89                 0                 0              0.00%             13.2%
12/31/2009                        0.79                 0                 0              0.00%             13.0%
12/31/2008                        0.69                 0                 0              0.00%            -36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.7%
                2011               3.0%
                2010               3.6%
                2009               4.0%
                2008               3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Allianz NFJ Dividend Value R Class - 018918284

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,581,858   $     3,706,867           363,735
                                                                         ===============   ===============
Receivables: investments sold                                    8,486
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,590,344
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,459,580         4,705,846   $          0.95
Band 100                                                         4,125             4,286              0.96
Band 75                                                             --                --              0.98
Band 50                                                             --                --              0.99
Band 25                                                             --                --              1.01
Band 0                                                         126,639           123,680              1.02
                                                       ---------------   ---------------
Total                                                  $     4,590,344         4,833,812
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        96,353
Mortality & expense charges                                                                        (56,505)
                                                                                           ---------------
Net investment income (loss)                                                                        39,848
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           185,761
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               308,410
                                                                                           ---------------
Net gain (loss)                                                                                    494,171
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       534,019
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,848   $             55,843
Net realized gain (loss)                                                     185,761                250,706
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         308,410               (223,734)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            534,019                 82,815
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     648,481              1,037,573
Cost of units redeemed                                                      (926,442)            (1,203,241)
Account charges                                                               (2,131)                (2,758)
                                                                --------------------   --------------------
Increase (decrease)                                                         (280,092)              (168,426)
                                                                --------------------   --------------------
Net increase (decrease)                                                      253,927                (85,611)
Net assets, beginning                                                      4,336,417              4,422,028
                                                                --------------------   --------------------
Net assets, ending                                              $          4,590,344   $          4,336,417
                                                                ====================   ====================
Units sold                                                                 1,033,297              1,620,457
Units redeemed                                                            (1,328,606)            (1,803,503)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (295,309)              (183,046)
Units outstanding, beginning                                               5,129,121              5,312,167
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,833,812              5,129,121
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,526,431
Cost of units redeemed/account charges                                                           (5,954,332)
Net investment income (loss)                                                                        261,582
Net realized gain (loss)                                                                           (263,754)
Realized gain distributions                                                                         145,426
Net change in unrealized appreciation (depreciation)                                                874,991
                                                                                       --------------------
Net assets                                                                             $          4,590,344
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95             4,706   $         4,460              1.25%             12.2%
12/31/2011                        0.84             5,034             4,251              1.25%              1.7%
12/31/2010                        0.83             5,109             4,244              1.25%             11.4%
12/31/2009                        0.75             4,346             3,242              1.25%             11.3%
12/31/2008                        0.67             2,831             1,898              1.25%            -37.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 4   $             4              1.00%             12.5%
12/31/2011                        0.86                 6                 5              1.00%              1.9%
12/31/2010                        0.84                 4                 4              1.00%             11.6%
12/31/2009                        0.75                 4                 3              1.00%             11.6%
12/31/2008                        0.67                 4                 3              1.00%            -37.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98                 0   $             0              0.75%             12.8%
12/31/2011                        0.87                 0                 0              0.75%              2.2%
12/31/2010                        0.85                 0                 0              0.75%             11.9%
12/31/2009                        0.76                 0                 0              0.75%             11.9%
12/31/2008                        0.68                 0                 0              0.75%            -36.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.50%             13.1%
12/31/2011                        0.88                 0                 0              0.50%              2.4%
12/31/2010                        0.86                 0                 0              0.50%             12.2%
12/31/2009                        0.76                 0                 0              0.50%             12.1%
12/31/2008                        0.68                 0                 0              0.50%            -36.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%             13.4%
12/31/2011                        0.89                 0                 0              0.25%              2.7%
12/31/2010                        0.87                 0                 0              0.25%             12.5%
12/31/2009                        0.77                 0                 0              0.25%             12.4%
12/31/2008                        0.69                 0                 0              0.25%            -36.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02               124   $           127              0.00%             13.6%
12/31/2011                        0.90                89                80              0.00%              2.9%
12/31/2010                        0.88               199               174              0.00%             12.7%
12/31/2009                        0.78               257               199              0.00%             12.7%
12/31/2008                        0.69                23                16              0.00%            -36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               2.5%
                2010               3.0%
                2009               3.7%
                2008               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Allianz NFJ Mid-Cap Value Fund Admin Class - 018918631

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       768,416   $       693,863            41,165
                                                                         ===============   ===============
Receivables: investments sold                                      148
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       768,564
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       768,564           530,614   $          1.45
Band 100                                                            --                --              1.48
Band 75                                                             --                --              1.52
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.59
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
Total                                                  $       768,564           530,614
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        14,576
Mortality & expense charges                                                                         (9,534)
                                                                                           ---------------
Net investment income (loss)                                                                         5,042
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,487
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                85,408
                                                                                           ---------------
Net gain (loss)                                                                                     91,895
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        96,937
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,042   $             (1,143)
Net realized gain (loss)                                                       6,487                 (8,543)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          85,408                (10,766)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             96,937                (20,452)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      71,634                 61,237
Cost of units redeemed                                                       (98,231)               (67,947)
Account charges                                                                  (82)                  (189)
                                                                --------------------   --------------------
Increase (decrease)                                                          (26,679)                (6,899)
                                                                --------------------   --------------------
Net increase (decrease)                                                       70,258                (27,351)
Net assets, beginning                                                        698,306                725,657
                                                                --------------------   --------------------
Net assets, ending                                              $            768,564   $            698,306
                                                                ====================   ====================
Units sold                                                                    52,655                 46,206
Units redeemed                                                               (71,761)               (54,101)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,106)                (7,895)
Units outstanding, beginning                                                 549,720                557,615
                                                                --------------------   --------------------
Units outstanding, ending                                                    530,614                549,720
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,359,804
Cost of units redeemed/account charges                                                           (7,602,685)
Net investment income (loss)                                                                       (209,089)
Net realized gain (loss)                                                                         (1,276,749)
Realized gain distributions                                                                       2,422,730
Net change in unrealized appreciation (depreciation)                                                 74,553
                                                                                       --------------------
Net assets                                                                             $            768,564
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45               531   $           769              1.25%             14.0%
12/31/2011                        1.27               550               698              1.25%             -2.4%
12/31/2010                        1.30               558               726              1.25%             19.1%
12/31/2009                        1.09               538               588              1.25%             32.1%
12/31/2008                        0.83               563               466              1.25%            -40.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              1.00%             14.3%
12/31/2011                        1.30                 0                 0              1.00%             -2.1%
12/31/2010                        1.33                 0                 0              1.00%             19.4%
12/31/2009                        1.11                 0                 0              1.00%             32.5%
12/31/2008                        0.84                 0                 0              1.00%            -40.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.75%             14.6%
12/31/2011                        1.32                 0                 0              0.75%             -1.9%
12/31/2010                        1.35                 0                 0              0.75%             19.7%
12/31/2009                        1.13                 0                 0              0.75%             32.8%
12/31/2008                        0.85                 0                 0              0.75%            -40.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.50%             14.9%
12/31/2011                        1.35                 0                 0              0.50%             -1.7%
12/31/2010                        1.37                 0                 0              0.50%             20.0%
12/31/2009                        1.15                 0                 0              0.50%             33.1%
12/31/2008                        0.86                 0                 0              0.50%            -40.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.25%             15.2%
12/31/2011                        1.38                 0                 0              0.25%             -1.4%
12/31/2010                        1.40                 0                 0              0.25%             20.3%
12/31/2009                        1.16                 0                 0              0.25%             33.5%
12/31/2008                        0.87                 0                 0              0.25%            -40.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.00%             15.5%
12/31/2011                        1.43                 0                 0              0.00%             -1.2%
12/31/2010                        1.45                 0                 0              0.00%             20.6%
12/31/2009                        1.20                 0                 0              0.00%             33.8%
12/31/2008                        0.90                 0                 0              0.00%            -40.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               1.1%
                2010               1.4%
                2009               1.7%
                2008               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Allianz NFJ Mid-Cap Value Fund R Class - 018918680

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       322,402   $       298,418            20,060
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (36)
                                                       ---------------
Net assets                                             $       322,366
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       322,366           219,895   $          1.47
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.61
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
Total                                                  $       322,366           219,895
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         5,906
Mortality & expense charges                                                                         (3,386)
                                                                                           ---------------
Net investment income (loss)                                                                         2,520
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            16,462
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                12,896
                                                                                           ---------------
Net gain (loss)                                                                                     29,358
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        31,878
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,520   $                624
Net realized gain (loss)                                                      16,462                 (5,368)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          12,896                  2,411
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,878                 (2,333)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     218,891                223,223
Cost of units redeemed                                                      (123,774)              (143,301)
Account charges                                                                  (29)                   (26)
                                                                --------------------   --------------------
Increase (decrease)                                                           95,088                 79,896
                                                                --------------------   --------------------
Net increase (decrease)                                                      126,966                 77,563
Net assets, beginning                                                        195,400                117,837
                                                                --------------------   --------------------
Net assets, ending                                              $            322,366   $            195,400
                                                                ====================   ====================
Units sold                                                                   161,334                182,118
Units redeemed                                                               (92,790)              (119,609)
                                                                --------------------   --------------------
Net increase (decrease)                                                       68,544                 62,509
Units outstanding, beginning                                                 151,351                 88,842
                                                                --------------------   --------------------
Units outstanding, ending                                                    219,895                151,351
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            619,600
Cost of units redeemed/account charges                                                             (325,298)
Net investment income (loss)                                                                          3,949
Net realized gain (loss)                                                                             (6,685)
Realized gain distributions                                                                           6,816
Net change in unrealized appreciation (depreciation)                                                 23,984
                                                                                       --------------------
Net assets                                                                             $            322,366
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47               220   $           322              1.25%             13.6%
12/31/2011                        1.29               151               195              1.25%             -2.7%
12/31/2010                        1.33                89               118              1.25%             18.6%
12/31/2009                        1.12                34                39              1.25%             31.7%
12/31/2008                        0.85                39                33              1.25%            -41.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              1.00%             13.8%
12/31/2011                        1.32                 0                 0              1.00%             -2.4%
12/31/2010                        1.35                 0                 0              1.00%             18.9%
12/31/2009                        1.14                 0                 0              1.00%             32.0%
12/31/2008                        0.86                 0                 0              1.00%            -40.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.75%             14.1%
12/31/2011                        1.35                 0                 0              0.75%             -2.2%
12/31/2010                        1.38                 0                 0              0.75%             19.2%
12/31/2009                        1.15                 0                 0              0.75%             32.3%
12/31/2008                        0.87                 0                 0              0.75%            -40.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.50%             14.4%
12/31/2011                        1.37                 0                 0              0.50%             -1.9%
12/31/2010                        1.40                 0                 0              0.50%             19.5%
12/31/2009                        1.17                 0                 0              0.50%             32.7%
12/31/2008                        0.88                 0                 0              0.50%            -40.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.25%             14.7%
12/31/2011                        1.40                 0                 0              0.25%             -1.7%
12/31/2010                        1.43                 0                 0              0.25%             19.8%
12/31/2009                        1.19                 0                 0              0.25%             33.0%
12/31/2008                        0.90                 0                 0              0.25%            -40.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.00%             15.0%
12/31/2011                        1.43                 0                 0              0.00%             -1.4%
12/31/2010                        1.45                 0                 0              0.00%             20.1%
12/31/2009                        1.21                 0                 0              0.00%             33.3%
12/31/2008                        0.91                 0                 0              0.00%            -40.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               1.5%
                2010               1.8%
                2009               1.5%
                2008               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Allianz NFJ Small Cap Value Admin Class - 018918706

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,822,238   $    20,188,584           771,870
                                                                         ===============   ===============
Receivables: investments sold                                   83,441
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    21,905,679
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,176,149        16,389,759   $          1.17
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.24
Band 0                                                       2,729,530         2,175,030              1.25
                                                       ---------------   ---------------
Total                                                  $    21,905,679        18,564,789
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       329,071
Mortality & expense charges                                                                       (233,626)
                                                                                           ---------------
Net investment income (loss)                                                                        95,445
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           391,886
Realized gain distributions                                                                      1,319,487
Net change in unrealized appreciation (depreciation)                                               (82,094)
                                                                                           ---------------
Net gain (loss)                                                                                  1,629,279
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,724,724
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             95,445   $             88,443
Net realized gain (loss)                                                     391,886                (56,680)
Realized gain distributions                                                1,319,487                531,069
Net change in unrealized appreciation (depreciation)                         (82,094)              (427,231)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,724,724                135,601
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   8,228,525              3,965,968
Cost of units redeemed                                                    (6,177,703)            (3,016,709)
Account charges                                                               (8,485)                (1,832)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,042,337                947,427
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,767,061              1,083,028
Net assets, beginning                                                     18,138,618             17,055,590
                                                                --------------------   --------------------
Net assets, ending                                              $         21,905,679   $         18,138,618
                                                                ====================   ====================
Units sold                                                                 7,583,063              3,706,499
Units redeemed                                                            (5,941,137)            (2,856,181)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,641,926                850,318
Units outstanding, beginning                                              16,922,863             16,072,545
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,564,789             16,922,863
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         33,643,768
Cost of units redeemed/account charges                                                          (15,977,790)
Net investment income (loss)                                                                        634,804
Net realized gain (loss)                                                                           (582,291)
Realized gain distributions                                                                       2,553,534
Net change in unrealized appreciation (depreciation)                                              1,633,654
                                                                                       --------------------
Net assets                                                                             $         21,905,679
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17            16,390   $        19,176              1.25%              9.2%
12/31/2011                        1.07            16,923            18,139              1.25%              1.0%
12/31/2010                        1.06            16,073            17,056              1.25%             23.5%
12/31/2009                        0.86            13,752            11,815              1.25%             22.6%
12/31/2008                        0.70             9,941             6,967              1.25%            -27.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              1.00%              9.4%
12/31/2011                        1.08                 0                 0              1.00%              1.3%
12/31/2010                        1.07                 0                 0              1.00%             23.8%
12/31/2009                        0.86                 0                 0              1.00%             22.9%
12/31/2008                        0.70                 0                 0              1.00%            -27.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.75%              9.7%
12/31/2011                        1.10                 0                 0              0.75%              1.5%
12/31/2010                        1.08                 0                 0              0.75%             24.1%
12/31/2009                        0.87                 0                 0              0.75%             23.2%
12/31/2008                        0.71                 0                 0              0.75%            -26.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.50%             10.0%
12/31/2011                        1.11                 0                 0              0.50%              1.8%
12/31/2010                        1.09                 0                 0              0.50%             24.4%
12/31/2009                        0.88                 0                 0              0.50%             23.5%
12/31/2008                        0.71                 0                 0              0.50%            -26.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%             10.3%
12/31/2011                        1.12                 0                 0              0.25%              2.0%
12/31/2010                        1.10                 0                 0              0.25%             24.8%
12/31/2009                        0.88                 0                 0              0.25%             23.8%
12/31/2008                        0.71                 0                 0              0.25%            -26.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25             2,175   $         2,730              0.00%             10.5%
12/31/2011                        1.14                 0                 0              0.00%              2.3%
12/31/2010                        1.11                 0                 0              0.00%             25.1%
12/31/2009                        0.89                 0                 0              0.00%             24.1%
12/31/2008                        0.72                 0                 0              0.00%            -26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.8%
                2010               1.8%
                2009               2.5%
                2008               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Allianz NFJ Small Cap Value R Class - 018918755

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,405,441   $     7,944,283           321,793
                                                                         ===============   ===============
Receivables: investments sold                                   13,468
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,418,909
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,937,885         3,734,356   $          2.13
Band 100                                                        92,941            42,725              2.18
Band 75                                                             --                --              2.23
Band 50                                                        189,666            83,247              2.28
Band 25                                                             --                --              2.33
Band 0                                                       1,198,417           501,965              2.39
                                                       ---------------   ---------------
Total                                                  $     9,418,909         4,362,293
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        86,109
Mortality & expense charges                                                                       (101,906)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,797)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           444,229
Realized gain distributions                                                                        544,432
Net change in unrealized appreciation (depreciation)                                              (188,278)
                                                                                           ---------------
Net gain (loss)                                                                                    800,383
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       784,586
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,797)  $             12,003
Net realized gain (loss)                                                     444,229                (21,907)
Realized gain distributions                                                  544,432                266,736
Net change in unrealized appreciation (depreciation)                        (188,278)              (203,806)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            784,586                 53,026
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,209,656              2,820,534
Cost of units redeemed                                                    (2,961,972)            (2,463,349)
Account charges                                                               (3,156)                (3,177)
                                                                --------------------   --------------------
Increase (decrease)                                                         (755,472)               354,008
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,114                407,034
Net assets, beginning                                                      9,389,795              8,982,761
                                                                --------------------   --------------------
Net assets, ending                                              $          9,418,909   $          9,389,795
                                                                ====================   ====================
Units sold                                                                 1,084,020              1,460,935
Units redeemed                                                            (1,466,993)            (1,284,258)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (382,973)               176,677
Units outstanding, beginning                                               4,745,266              4,568,589
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,362,293              4,745,266
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         30,774,651
Cost of units redeemed/account charges                                                          (25,217,410)
Net investment income (loss)                                                                         (8,788)
Net realized gain (loss)                                                                           (607,373)
Realized gain distributions                                                                       3,016,671
Net change in unrealized appreciation (depreciation)                                              1,461,158
                                                                                       --------------------
Net assets                                                                             $          9,418,909
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.13             3,734   $         7,938              1.25%              8.7%
12/31/2011                        1.96             4,163             8,141              1.25%              0.6%
12/31/2010                        1.94             3,965             7,709              1.25%             23.0%
12/31/2009                        1.58             3,197             5,053              1.25%             22.2%
12/31/2008                        1.29             1,975             2,555              1.25%            -27.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.18                43   $            93              1.00%              9.0%
12/31/2011                        2.00                43                87              1.00%              0.8%
12/31/2010                        1.98                40                79              1.00%             23.3%
12/31/2009                        1.61                42                68              1.00%             22.5%
12/31/2008                        1.31                26                34              1.00%            -27.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.23                 0   $             0              0.75%              9.2%
12/31/2011                        2.04                 0                 0              0.75%              1.1%
12/31/2010                        2.02                 0                 0              0.75%             23.6%
12/31/2009                        1.63                 0                 0              0.75%             22.8%
12/31/2008                        1.33                 0                 0              0.75%            -27.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.28                83   $           190              0.50%              9.5%
12/31/2011                        2.08                68               141              0.50%              1.3%
12/31/2010                        2.05                61               126              0.50%             23.9%
12/31/2009                        1.66                 2                 4              0.50%             23.1%
12/31/2008                        1.35                 0                 0              0.50%            -27.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.33                 0   $             0              0.25%              9.8%
12/31/2011                        2.12                 0                 0              0.25%              1.6%
12/31/2010                        2.09                 0                 0              0.25%             24.3%
12/31/2009                        1.68                 0                 0              0.25%             23.4%
12/31/2008                        1.36                 0                 0              0.25%            -26.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.39               502   $         1,198              0.00%             10.1%
12/31/2011                        2.17               471             1,021              0.00%              1.8%
12/31/2010                        2.13               502             1,070              0.00%             24.6%
12/31/2009                        1.71               407               695              0.00%             23.7%
12/31/2008                        1.38               275               380              0.00%            -26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               1.3%
                2010               1.4%
                2009               1.3%
                2008               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Allianz RCM Large Cap Growth R Class - 018919811 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.30
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.42
Band 0                                                              --                --              1.46
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              1.25%              8.7%
12/31/2011                        1.19                 0                 0              1.25%             -6.4%
12/31/2010                        1.28                 0                 0              1.25%             10.0%
12/31/2009                        1.16                 0                 0              1.25%             36.4%
12/31/2008                        0.85                 0                 0              1.25%            -39.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              1.00%              9.0%
12/31/2011                        1.22                 0                 0              1.00%             -6.2%
12/31/2010                        1.30                 0                 0              1.00%             10.2%
12/31/2009                        1.18                 0                 0              1.00%             36.7%
12/31/2008                        0.86                 0                 0              1.00%            -39.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.75%              9.3%
12/31/2011                        1.24                 0                 0              0.75%             -6.0%
12/31/2010                        1.32                 0                 0              0.75%             10.5%
12/31/2009                        1.20                 0                 0              0.75%             37.1%
12/31/2008                        0.87                 0                 0              0.75%            -39.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.50%              9.6%
12/31/2011                        1.27                 0                 0              0.50%             -5.7%
12/31/2010                        1.35                 0                 0              0.50%             10.8%
12/31/2009                        1.22                 0                 0              0.50%             37.4%
12/31/2008                        0.89                 0                 0              0.50%            -39.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.25%              9.8%
12/31/2011                        1.30                 0                 0              0.25%             -5.5%
12/31/2010                        1.37                 0                 0              0.25%             11.1%
12/31/2009                        1.24                 0                 0              0.25%             37.8%
12/31/2008                        0.90                 0                 0              0.25%            -38.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.00%             10.1%
12/31/2011                        1.32                 0                 0              0.00%             -5.3%
12/31/2010                        1.40                 0                 0              0.00%             11.3%
12/31/2009                        1.26                 0                 0              0.00%             38.1%
12/31/2008                        0.91                 0                 0              0.00%            -38.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Managers Cadence Capital Appreciation Fund Inv Class - 561717554

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       140,173   $       140,010             8,067
                                                                         ===============   ===============
Receivables: investments sold                                    1,164
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       141,337
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       141,168           133,932   $          1.05
Band 100                                                           169               160              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $       141,337           134,092
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,032
Mortality & expense charges                                                                           (165)
                                                                                           ---------------
Net investment income (loss)                                                                           867
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                48
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   163
                                                                                           ---------------
Net gain (loss)                                                                                        211
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,078
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                867   $                 --
Net realized gain (loss)                                                          48                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             163                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,078                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     157,791                     --
Cost of units redeemed                                                       (17,528)                    --
Account charges                                                                   (4)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          140,259                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      141,337                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            141,337   $                 --
                                                                ====================   ====================
Units sold                                                                   150,810                     --
Units redeemed                                                               (16,718)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      134,092                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    134,092                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            157,791
Cost of units redeemed/account charges                                                              (17,532)
Net investment income (loss)                                                                            867
Net realized gain (loss)                                                                                 48
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    163
                                                                                       --------------------
Net assets                                                                             $            141,337
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05               134   $           141              1.25%              5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              5.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Managers Cadence Mid-Cap Fund Inv Class - 561717463

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        55,713   $        55,426             2,203
                                                                         ===============   ===============
Receivables: investments sold                                       14
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        55,727
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         5,493             5,250   $          1.05
Band 100                                                        38,097            36,397              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                          12,137            11,581              1.05
                                                       ---------------   ---------------
Total                                                  $        55,727            53,228
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            88
Mortality & expense charges                                                                            (40)
                                                                                           ---------------
Net investment income (loss)                                                                            48
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   287
                                                                                           ---------------
Net gain (loss)                                                                                        287
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           335
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 48   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             287                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                335                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      55,392                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           55,392                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       55,727                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             55,727   $                 --
                                                                ====================   ====================
Units sold                                                                    53,228                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,228                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     53,228                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             55,392
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             48
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    287
                                                                                       --------------------
Net assets                                                                             $             55,727
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/16/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 5   $             5              1.25%              4.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                36   $            38              1.00%              4.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              4.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              4.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              4.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                12   $            12              0.00%              4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Managers Cadence Mid-Cap Fund S Class - 561717471

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.15
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                            (79)
                                                                                           ---------------
Net investment income (loss)                                                                           (79)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               698
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                        698
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           619
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (79)  $                 --
Net realized gain (loss)                                                         698                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                619                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       8,875                     --
Cost of units redeemed                                                        (9,494)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                             (619)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                     8,527                     --
Units redeemed                                                                (8,527)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              8,875
Cost of units redeemed/account charges                                                               (9,494)
Net investment income (loss)                                                                            (79)
Net realized gain (loss)                                                                                698
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.25%              8.0%
12/31/2011                        1.01                 0                 0              1.25%             -2.7%
12/31/2010                        1.03                 0                 0              1.25%             25.1%
12/31/2009                        0.83                 0                 0              1.25%             23.8%
12/31/2008                        0.67                 0                 0              1.25%            -45.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%              9.7%
12/31/2011                        1.02                 0                 0              1.00%             -2.5%
12/31/2010                        1.04                 0                 0              1.00%             25.4%
12/31/2009                        0.83                 0                 0              1.00%             24.1%
12/31/2008                        0.67                 0                 0              1.00%            -45.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%             11.4%
12/31/2011                        1.03                 0                 0              0.75%             -2.3%
12/31/2010                        1.06                 0                 0              0.75%             25.7%
12/31/2009                        0.84                 0                 0              0.75%             24.5%
12/31/2008                        0.67                 0                 0              0.75%            -45.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.50%             13.1%
12/31/2011                        1.05                 0                 0              0.50%             -2.0%
12/31/2010                        1.07                 0                 0              0.50%             26.0%
12/31/2009                        0.85                 0                 0              0.50%             24.8%
12/31/2008                        0.68                 0                 0              0.50%            -44.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.25%             14.9%
12/31/2011                        1.06                 0                 0              0.25%             -1.8%
12/31/2010                        1.08                 0                 0              0.25%             26.3%
12/31/2009                        0.85                 0                 0              0.25%             25.1%
12/31/2008                        0.68                 0                 0              0.25%            -44.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.00%             16.7%
12/31/2011                        1.07                 0                 0              0.00%             -1.5%
12/31/2010                        1.09                 0                 0              0.00%             26.7%
12/31/2009                        0.86                 0                 0              0.00%             25.4%
12/31/2008                        0.69                 0                 0              0.00%            -44.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     Pimco All Asset Admin Class - 722005618

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        63,758   $        64,261             5,067
                                                                         ===============   ===============
Receivables: investments sold                                       35
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        63,793
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        63,793            57,525   $          1.11
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
Total                                                  $        63,793            57,525
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,198
Mortality & expense charges                                                                           (264)
                                                                                           ---------------
Net investment income (loss)                                                                         1,934
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               360
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   115
                                                                                           ---------------
Net gain (loss)                                                                                        475
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,409
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,934   $                681
Net realized gain (loss)                                                         360                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             115                   (618)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,409                     63
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     122,868                 19,014
Cost of units redeemed                                                       (80,561)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           42,307                 19,014
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,716                 19,077
Net assets, beginning                                                         19,077                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             63,793   $             19,077
                                                                ====================   ====================
Units sold                                                                   113,402                 19,579
Units redeemed                                                               (75,456)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       37,946                 19,579
Units outstanding, beginning                                                  19,579                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     57,525                 19,579
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            141,882
Cost of units redeemed/account charges                                                              (80,561)
Net investment income (loss)                                                                          2,615
Net realized gain (loss)                                                                                360
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (503)
                                                                                       --------------------
Net assets                                                                             $             63,793
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                58   $            64              1.25%             13.8%
12/31/2011                        0.97                20                19              1.25%             -2.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              1.00%             14.1%
12/31/2011                        0.98                 0                 0              1.00%             -2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%             14.4%
12/31/2011                        0.98                 0                 0              0.75%             -2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%             14.7%
12/31/2011                        0.98                 0                 0              0.50%             -2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.25%             15.0%
12/31/2011                        0.98                 0                 0              0.25%             -2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.00%             15.3%
12/31/2011                        0.98                 0                 0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.3%
                2011               7.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                    Pimco High Yield Admin Class - 693390650

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,198,872   $     6,689,637           746,757
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (133)
                                                       ---------------
Net assets                                             $     7,198,739
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,447,619         3,168,961   $          2.03
Band 100                                                            --                --              2.08
Band 75                                                             --                --              2.13
Band 50                                                             --                --              2.18
Band 25                                                             --                --              2.23
Band 0                                                         751,120           323,419              2.32
                                                       ---------------   ---------------
Total                                                  $     7,198,739         3,492,380
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       433,099
Mortality & expense charges                                                                        (78,378)
                                                                                           ---------------
Net investment income (loss)                                                                       354,721
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           113,035
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               394,199
                                                                                           ---------------
Net gain (loss)                                                                                    507,234
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       861,955
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            354,721   $            416,477
Net realized gain (loss)                                                     113,035                (38,970)
Realized gain distributions                                                       --                  7,996
Net change in unrealized appreciation (depreciation)                         394,199               (198,898)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            861,955                186,605
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     248,587              2,148,137
Cost of units redeemed                                                    (1,090,978)            (2,016,230)
Account charges                                                               (1,580)                (1,644)
                                                                --------------------   --------------------
Increase (decrease)                                                         (843,971)               130,263
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,984                316,868
Net assets, beginning                                                      7,180,755              6,863,887
                                                                --------------------   --------------------
Net assets, ending                                              $          7,198,739   $          7,180,755
                                                                ====================   ====================
Units sold                                                                   809,010              1,524,346
Units redeemed                                                            (1,266,167)            (1,450,380)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (457,157)                73,966
Units outstanding, beginning                                               3,949,537              3,875,571
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,492,380              3,949,537
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         13,872,110
Cost of units redeemed/account charges                                                           (8,619,064)
Net investment income (loss)                                                                      2,192,233
Net realized gain (loss)                                                                           (766,705)
Realized gain distributions                                                                          10,930
Net change in unrealized appreciation (depreciation)                                                509,235
                                                                                       --------------------
Net assets                                                                             $          7,198,739
                                                                                       ====================


----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.03             3,169   $         6,448              1.25%             12.9%
12/31/2011                        1.80             3,680             6,634              1.25%              2.5%
12/31/2010                        1.76             3,640             6,403              1.25%             12.6%
12/31/2009                        1.56             2,717             4,245              1.25%             42.0%
12/31/2008                        1.10             2,738             3,014              1.25%            -24.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.08                 0   $             0              1.00%             13.2%
12/31/2011                        1.84                 0                 0              1.00%              2.7%
12/31/2010                        1.79                 0                 0              1.00%             12.9%
12/31/2009                        1.59                 0                 0              1.00%             42.3%
12/31/2008                        1.12                 0                 0              1.00%            -24.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.13                 0   $             0              0.75%             13.4%
12/31/2011                        1.88                 0                 0              0.75%              3.0%
12/31/2010                        1.82                 0                 0              0.75%             13.1%
12/31/2009                        1.61                 0                 0              0.75%             42.7%
12/31/2008                        1.13                 0                 0              0.75%            -24.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.18                 0   $             0              0.50%             13.7%
12/31/2011                        1.92                 0                 0              0.50%              3.2%
12/31/2010                        1.86                 0                 0              0.50%             13.4%
12/31/2009                        1.64                 0                 0              0.50%             43.0%
12/31/2008                        1.14                 0                 0              0.50%            -24.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.23                 0   $             0              0.25%             14.0%
12/31/2011                        1.96                 0                 0              0.25%              3.5%
12/31/2010                        1.89                 0                 0              0.25%             13.7%
12/31/2009                        1.66                 0                 0              0.25%             43.4%
12/31/2008                        1.16                 0                 0              0.25%            -24.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.32               323   $           751              0.00%             14.3%
12/31/2011                        2.03               269               547              0.00%              3.8%
12/31/2010                        1.96               235               461              0.00%             14.0%
12/31/2009                        1.72                 0                 0              0.00%             43.8%
12/31/2008                        1.19                 0                 0              0.00%            -23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               6.0%
                2011               7.1%
                2010               7.5%
                2009               8.4%
                2008               8.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Pimco High Yield R Class - 72200Q794

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,870,420   $     2,706,575           299,025
                                                                         ===============   ===============
Receivables: investments sold                                   12,188
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,882,608
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,279,262         1,306,483   $          1.74
Band 100                                                        46,699            26,156              1.79
Band 75                                                             --                --              1.83
Band 50                                                        393,924           210,663              1.87
Band 25                                                             --                --              1.91
Band 0                                                         162,723            83,048              1.96
                                                       ---------------   ---------------
Total                                                  $     2,882,608         1,626,350
                                                       ===============   ===============

                                              STATEMENT OF OPERATIONS
                                      For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       157,917
Mortality & expense charges                                                                        (28,813)
                                                                                           ---------------
Net investment income (loss)                                                                       129,104
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            33,380
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               154,415
                                                                                           ---------------
Net gain (loss)                                                                                    187,795
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       316,899
                                                                                           ===============

                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            129,104   $            141,168
Net realized gain (loss)                                                      33,380                 68,500
Realized gain distributions                                                       --                  2,818
Net change in unrealized appreciation (depreciation)                         154,415               (171,045)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            316,899                 41,441
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     569,187              1,154,893
Cost of units redeemed                                                      (598,213)              (833,293)
Account charges                                                                 (964)                  (864)
                                                                --------------------   --------------------
Increase (decrease)                                                          (29,990)               320,736
                                                                --------------------   --------------------
Net increase (decrease)                                                      286,909                362,177
Net assets, beginning                                                      2,595,699              2,233,522
                                                                --------------------   --------------------
Net assets, ending                                              $          2,882,608   $          2,595,699
                                                                ====================   ====================
Units sold                                                                   412,583                821,059
Units redeemed                                                              (440,215)              (625,098)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (27,632)               195,961
Units outstanding, beginning                                               1,653,982              1,458,021
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,626,350              1,653,982
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,003,670
Cost of units redeemed/account charges                                                           (2,874,227)
Net investment income (loss)                                                                        621,463
Net realized gain (loss)                                                                            (36,154)
Realized gain distributions                                                                           4,011
Net change in unrealized appreciation (depreciation)                                                163,845
                                                                                       --------------------
Net assets                                                                             $          2,882,608
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.74             1,306   $         2,279              1.25%             12.5%
12/31/2011                        1.55             1,375             2,132              1.25%              2.1%
12/31/2010                        1.52             1,246             1,892              1.25%             12.2%
12/31/2009                        1.35             1,042             1,410              1.25%             41.5%
12/31/2008                        0.96               764               731              1.25%            -25.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79                26   $            47              1.00%             12.8%
12/31/2011                        1.58                25                39              1.00%              2.4%
12/31/2010                        1.55                22                35              1.00%             12.5%
12/31/2009                        1.38                21                28              1.00%             41.8%
12/31/2008                        0.97                19                18              1.00%            -25.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                 0   $             0              0.75%             13.0%
12/31/2011                        1.62                 0                 0              0.75%              2.6%
12/31/2010                        1.57                 0                 0              0.75%             12.7%
12/31/2009                        1.40                 0                 0              0.75%             42.2%
12/31/2008                        0.98                 0                 0              0.75%            -24.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.87               211   $           394              0.50%             13.3%
12/31/2011                        1.65               191               315              0.50%              2.9%
12/31/2010                        1.60               150               240              0.50%             13.0%
12/31/2009                        1.42               117               166              0.50%             42.6%
12/31/2008                        1.00               101               101              0.50%            -24.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.91                 0   $             0              0.25%             13.6%
12/31/2011                        1.68                 0                 0              0.25%              3.1%
12/31/2010                        1.63                 0                 0              0.25%             13.3%
12/31/2009                        1.44                 0                 0              0.25%             42.9%
12/31/2008                        1.01                 0                 0              0.25%            -24.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.96                83   $           163              0.00%             13.9%
12/31/2011                        1.72                63               109              0.00%              3.4%
12/31/2010                        1.66                40                66              0.00%             13.6%
12/31/2009                        1.46                17                26              0.00%             43.3%
12/31/2008                        1.02                 0                 0              0.00%            -24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.8%
                2011               7.0%
                2010               7.2%
                2009               7.7%
                2008               8.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                  Pimco Income A Class - 72201F482 (Unaudited)

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.25%              2.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              2.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.25%              2.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Pimco Income R Class - 72201F441 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.25%              2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Pimco Real Return Admin Class - 693391112

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,034,939   $     3,013,689           247,367
                                                                         ===============   ===============
Receivables: investments sold                                      260
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,035,199
                                                       ===============
                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,035,199         2,478,911   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.26
                                                       ---------------   ---------------
Total                                                  $     3,035,199         2,478,911
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        59,048
Mortality & expense charges                                                                        (26,796)
                                                                                           ---------------
Net investment income (loss)                                                                        32,252
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,499
Realized gain distributions                                                                         64,374
Net change in unrealized appreciation (depreciation)                                                35,980
                                                                                           ---------------
Net gain (loss)                                                                                    103,853
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       136,105
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             32,252   $              3,532
Net realized gain (loss)                                                       3,499                    285
Realized gain distributions                                                   64,374                 18,121
Net change in unrealized appreciation (depreciation)                          35,980                (14,733)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            136,105                  7,205
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,532,600                839,449
Cost of units redeemed                                                      (308,813)              (171,751)
Account charges                                                               (1,247)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,222,540                667,618
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,358,645                674,823
Net assets, beginning                                                        676,554                  1,731
                                                                --------------------   --------------------
Net assets, ending                                              $          3,035,199   $            676,554
                                                                ====================   ====================
Units sold                                                                 2,216,380                750,773
Units redeemed                                                              (332,188)              (157,727)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,884,192                593,046
Units outstanding, beginning                                                 594,719                  1,673
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,478,911                594,719
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,373,776
Cost of units redeemed/account charges                                                             (481,891)
Net investment income (loss)                                                                         35,785
Net realized gain (loss)                                                                              3,784
Realized gain distributions                                                                          82,495
Net change in unrealized appreciation (depreciation)                                                 21,250
                                                                                       --------------------
Net assets                                                                             $          3,035,199
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22             2,479   $         3,035              1.25%              7.6%
12/31/2011                        1.14               595               677              1.25%              9.9%
12/31/2010                        1.03                 2                 2              1.25%              3.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%              7.9%
12/31/2011                        1.14                 0                 0              1.00%             10.2%
12/31/2010                        1.04                 0                 0              1.00%              3.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.75%              8.2%
12/31/2011                        1.15                 0                 0              0.75%             10.5%
12/31/2010                        1.04                 0                 0              0.75%              3.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.50%              8.4%
12/31/2011                        1.15                 0                 0              0.50%             10.8%
12/31/2010                        1.04                 0                 0              0.50%              3.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.25%              8.7%
12/31/2011                        1.16                 0                 0              0.25%             11.0%
12/31/2010                        1.04                 0                 0              0.25%              4.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.00%              9.0%
12/31/2011                        1.16                 0                 0              0.00%             11.3%
12/31/2010                        1.04                 0                 0              0.00%              4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.2%
                2011               1.7%
                2010               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Pimco Real Return R Class - 72200Q760

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       934,191   $       937,814            76,321
                                                                         ===============   ===============
Receivables: investments sold                                    2,273
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       936,464
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       936,464           773,149   $          1.21
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
Total                                                  $       936,464           773,149
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        13,160
Mortality & expense charges                                                                         (7,006)
                                                                                           ---------------
Net investment income (loss)                                                                         6,154
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            15,499
Realized gain distributions                                                                         20,189
Net change in unrealized appreciation (depreciation)                                                (2,758)
                                                                                           ---------------
Net gain (loss)                                                                                     32,930
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        39,084
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,154   $              2,830
Net realized gain (loss)                                                      15,499                  3,082
Realized gain distributions                                                   20,189                  6,578
Net change in unrealized appreciation (depreciation)                          (2,758)                  (866)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             39,084                 11,624
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,545,282                286,510
Cost of units redeemed                                                      (883,900)               (62,076)
Account charges                                                                 (150)                   (82)
                                                                --------------------   --------------------
Increase (decrease)                                                          661,232                224,352
                                                                --------------------   --------------------
Net increase (decrease)                                                      700,316                235,976
Net assets, beginning                                                        236,148                    172
                                                                --------------------   --------------------
Net assets, ending                                              $            936,464   $            236,148
                                                                ====================   ====================
Units sold                                                                 2,777,902                376,937
Units redeemed                                                            (2,213,763)              (168,094)
                                                                --------------------   --------------------
Net increase (decrease)                                                      564,139                208,843
Units outstanding, beginning                                                 209,010                    167
                                                                --------------------   --------------------
Units outstanding, ending                                                    773,149                209,010
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,831,963
Cost of units redeemed/account charges                                                             (946,208)
Net investment income (loss)                                                                          8,984
Net realized gain (loss)                                                                             18,581
Realized gain distributions                                                                          26,767
Net change in unrealized appreciation (depreciation)                                                 (3,623)
                                                                                       --------------------
Net assets                                                                             $            936,464
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21               773   $           936              1.25%              7.2%
12/31/2011                        1.13               209               236              1.25%              9.5%
12/31/2010                        1.03                 0                 0              1.25%              3.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              1.00%              7.5%
12/31/2011                        1.13                 0                 0              1.00%              9.8%
12/31/2010                        1.03                 0                 0              1.00%              3.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%              7.7%
12/31/2011                        1.14                 0                 0              0.75%             10.0%
12/31/2010                        1.04                 0                 0              0.75%              3.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%              8.0%
12/31/2011                        1.14                 0                 0              0.50%             10.3%
12/31/2010                        1.04                 0                 0              0.50%              3.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%              8.3%
12/31/2011                        1.15                 0                 0              0.25%             10.6%
12/31/2010                        1.04                 0                 0              0.25%              3.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.00%              8.6%
12/31/2011                        1.15                 0                 0              0.00%             10.9%
12/31/2010                        1.04                 0                 0              0.00%              4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               3.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Pimco Total Return Admin Class - 693390726

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    82,693,132   $    81,547,950         7,393,490
                                                                         ===============   ===============
Receivables: investments sold                                  409,703
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    83,102,835
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    80,806,248        54,380,705   $          1.49
Band 100                                                        13,354             8,862              1.51
Band 75                                                             --                --              1.53
Band 50                                                             --                --              1.55
Band 25                                                             --                --              1.57
Band 0                                                       2,283,233         1,432,632              1.59
                                                       ---------------   ---------------
Total                                                  $    83,102,835        55,822,199
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     2,770,230
Mortality & expense charges                                                                       (847,620)
                                                                                           ---------------
Net investment income (loss)                                                                     1,922,610
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           305,556
Realized gain distributions                                                                      1,692,457
Net change in unrealized appreciation (depreciation)                                             1,797,412
                                                                                           ---------------
Net gain (loss)                                                                                  3,795,425
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     5,718,035
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $          1,922,610   $          1,304,604
Net realized gain (loss)                                                     305,556                396,963
Realized gain distributions                                                1,692,457                     --
Net change in unrealized appreciation (depreciation)                       1,797,412               (398,054)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          5,718,035              1,303,513
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  28,076,443             34,202,136
Cost of units redeemed                                                   (11,375,810)           (16,793,294)
Account charges                                                              (91,788)               (51,800)
                                                                --------------------   --------------------
Increase (decrease)                                                       16,608,845             17,357,042
                                                                --------------------   --------------------
Net increase (decrease)                                                   22,326,880             18,660,555
Net assets, beginning                                                     60,775,955             42,115,400
                                                                --------------------   --------------------
Net assets, ending                                              $         83,102,835   $         60,775,955
                                                                ====================   ====================
Units sold                                                                22,040,520             25,384,080
Units redeemed                                                           (10,608,580)           (12,555,491)
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,431,940             12,828,589
Units outstanding, beginning                                              44,390,259             31,561,670
                                                                --------------------   --------------------
Units outstanding, ending                                                 55,822,199             44,390,259
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        120,494,544
Cost of units redeemed/account charges                                                          (48,227,005)
Net investment income (loss)                                                                      4,646,571
Net realized gain (loss)                                                                            882,929
Realized gain distributions                                                                       4,160,614
Net change in unrealized appreciation (depreciation)                                              1,145,182
                                                                                       --------------------
Net assets                                                                             $         83,102,835
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49            54,381   $        80,806              1.25%              8.7%
12/31/2011                        1.37            43,049            58,835              1.25%              2.6%
12/31/2010                        1.33            30,193            40,209              1.25%              7.2%
12/31/2009                        1.24            16,340            20,294              1.25%             12.1%
12/31/2008                        1.11             9,428            10,442              1.25%              3.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 9   $            13              1.00%              9.0%
12/31/2011                        1.38                 0                 0              1.00%              2.9%
12/31/2010                        1.34                 0                 0              1.00%              7.5%
12/31/2009                        1.25                 0                 0              1.00%             12.4%
12/31/2008                        1.11                 0                 0              1.00%              3.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.75%              9.3%
12/31/2011                        1.40                 0                 0              0.75%              3.1%
12/31/2010                        1.36                 0                 0              0.75%              7.8%
12/31/2009                        1.26                 0                 0              0.75%             12.7%
12/31/2008                        1.12                 0                 0              0.75%              3.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.50%              9.5%
12/31/2011                        1.41                 0                 0              0.50%              3.4%
12/31/2010                        1.37                 0                 0              0.50%              8.0%
12/31/2009                        1.27                 0                 0              0.50%             13.0%
12/31/2008                        1.12                 0                 0              0.50%              4.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.25%              9.8%
12/31/2011                        1.43                 0                 0              0.25%              3.7%
12/31/2010                        1.38                 0                 0              0.25%              8.3%
12/31/2009                        1.27                 0                 0              0.25%             13.3%
12/31/2008                        1.13                 0                 0              0.25%              4.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59             1,433   $         2,283              0.00%             10.1%
12/31/2011                        1.45             1,341             1,941              0.00%              3.9%
12/31/2010                        1.39             1,369             1,907              0.00%              8.6%
12/31/2009                        1.28                 0                 0              0.00%             13.6%
12/31/2008                        1.13                 0                 0              0.00%              4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.9%
                2011               3.7%
                2010               2.9%
                2009               4.8%
                2008               4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                     Pimco Total Return R Class - 72200Q851

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    38,479,097   $    38,125,393         3,431,154
                                                                         ===============   ===============
Receivables: investments sold                                   87,075
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    38,566,172
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    35,266,399        22,594,427   $          1.56
Band 100                                                        89,945            56,310              1.60
Band 75                                                             --                --              1.63
Band 50                                                        106,249            63,513              1.67
Band 25                                                             --                --              1.71
Band 0                                                       3,103,579         1,770,587              1.75
                                                       ---------------   ---------------
Total                                                  $    38,566,172        24,484,837
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     1,219,498
Mortality & expense charges                                                                       (384,891)
                                                                                           ---------------
Net investment income (loss)                                                                       834,607
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            82,926
Realized gain distributions                                                                        877,876
Net change in unrealized appreciation (depreciation)                                               775,659
                                                                                           ---------------
Net gain (loss)                                                                                  1,736,461
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,571,068
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            834,607   $            532,600
Net realized gain (loss)                                                      82,926                290,961
Realized gain distributions                                                  877,876                     --
Net change in unrealized appreciation (depreciation)                         775,659               (315,231)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,571,068                508,330
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  16,289,139             18,193,431
Cost of units redeemed                                                    (8,885,287)           (11,006,943)
Account charges                                                              (28,235)               (19,858)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,375,617              7,166,630
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,946,685              7,674,960
Net assets, beginning                                                     28,619,487             20,944,527
                                                                --------------------   --------------------
Net assets, ending                                              $         38,566,172   $         28,619,487
                                                                ====================   ====================
Units sold                                                                12,063,840             12,812,344
Units redeemed                                                            (7,319,743)            (7,878,678)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,744,097              4,933,666
Units outstanding, beginning                                              19,740,740             14,807,074
                                                                --------------------   --------------------
Units outstanding, ending                                                 24,484,837             19,740,740
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         76,261,291
Cost of units redeemed/account charges                                                          (43,251,420)
Net investment income (loss)                                                                      2,333,648
Net realized gain (loss)                                                                            621,026
Realized gain distributions                                                                       2,247,923
Net change in unrealized appreciation (depreciation)                                                353,704
                                                                                       --------------------
Net assets                                                                             $         38,566,172
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56            22,594   $        35,266              1.25%              8.3%
12/31/2011                        1.44            18,591            26,793              1.25%              2.2%
12/31/2010                        1.41            14,234            20,069              1.25%              6.8%
12/31/2009                        1.32             8,337            11,010              1.25%             11.7%
12/31/2008                        1.18             3,644             4,310              1.25%              2.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                56   $            90              1.00%              8.6%
12/31/2011                        1.47                50                74              1.00%              2.5%
12/31/2010                        1.44                86               124              1.00%              7.0%
12/31/2009                        1.34                66                88              1.00%             11.9%
12/31/2008                        1.20                65                77              1.00%              3.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.75%              8.9%
12/31/2011                        1.50                 0                 0              0.75%              2.7%
12/31/2010                        1.46                 0                 0              0.75%              7.3%
12/31/2009                        1.36                 0                 0              0.75%             12.2%
12/31/2008                        1.21                 0                 0              0.75%              3.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                64   $           106              0.50%              9.1%
12/31/2011                        1.53                63                96              0.50%              3.0%
12/31/2010                        1.49                13                20              0.50%              7.6%
12/31/2009                        1.38                 0                 0              0.50%             12.5%
12/31/2008                        1.23                 0                 0              0.50%              3.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.25%              9.4%
12/31/2011                        1.56                 0                 0              0.25%              3.2%
12/31/2010                        1.52                 0                 0              0.25%              7.8%
12/31/2009                        1.41                 0                 0              0.25%             12.8%
12/31/2008                        1.25                 0                 0              0.25%              3.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75             1,771   $         3,104              0.00%              9.7%
12/31/2011                        1.60             1,037             1,657              0.00%              3.5%
12/31/2010                        1.54               474               732              0.00%              8.1%
12/31/2009                        1.43               245               351              0.00%             13.1%
12/31/2008                        1.26                 8                10              0.00%              4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.6%
                2011               3.3%
                2010               2.6%
                2009               4.5%
                2008               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Pioneer Bond Fund R Class - 723622502

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,302,520   $     1,254,436           130,358
                                                                         ===============   ===============
Receivables: investments sold                                    2,367
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,304,887
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,289,655           927,058   $          1.39
Band 100                                                        15,232            10,743              1.42
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.47
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.53
                                                       ---------------   ---------------
Total                                                  $     1,304,887           937,801
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        45,839
Mortality & expense charges                                                                        (15,071)
                                                                                           ---------------
Net investment income (loss)                                                                        30,768
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             9,469
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                37,229
                                                                                           ---------------
Net gain (loss)                                                                                     46,698
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        77,466
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,768   $             29,404
Net realized gain (loss)                                                       9,469                 12,563
Realized gain distributions                                                       --                  5,370
Net change in unrealized appreciation (depreciation)                          37,229                (15,418)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             77,466                 31,919
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     436,242                632,943
Cost of units redeemed                                                      (334,987)              (486,454)
Account charges                                                                 (676)                  (470)
                                                                --------------------   --------------------
Increase (decrease)                                                          100,579                146,019
                                                                --------------------   --------------------
Net increase (decrease)                                                      178,045                177,938
Net assets, beginning                                                      1,126,842                948,904
                                                                --------------------   --------------------
Net assets, ending                                              $          1,304,887   $          1,126,842
                                                                ====================   ====================
Units sold                                                                   337,683                514,639
Units redeemed                                                              (264,554)              (402,843)
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,129                111,796
Units outstanding, beginning                                                 864,672                752,876
                                                                --------------------   --------------------
Units outstanding, ending                                                    937,801                864,672
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,199,432
Cost of units redeemed/account charges                                                           (2,135,379)
Net investment income (loss)                                                                        143,771
Net realized gain (loss)                                                                             36,602
Realized gain distributions                                                                          12,377
Net change in unrealized appreciation (depreciation)                                                 48,084
                                                                                       --------------------
Net assets                                                                             $          1,304,887
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39               927   $         1,290              1.25%              6.7%
12/31/2011                        1.30               865             1,127              1.25%              3.4%
12/31/2010                        1.26               753               949              1.25%              7.7%
12/31/2009                        1.17               747               874              1.25%             15.9%
12/31/2008                        1.01               537               542              1.25%             -6.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                11   $            15              1.00%              7.0%
12/31/2011                        1.32                 0                 0              1.00%              3.7%
12/31/2010                        1.28                 0                 0              1.00%              8.0%
12/31/2009                        1.18                 0                 0              1.00%             16.2%
12/31/2008                        1.02                 0                 0              1.00%             -5.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.75%              7.3%
12/31/2011                        1.35                 0                 0              0.75%              3.9%
12/31/2010                        1.30                 0                 0              0.75%              8.3%
12/31/2009                        1.20                 0                 0              0.75%             16.4%
12/31/2008                        1.03                 0                 0              0.75%             -5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.50%              7.6%
12/31/2011                        1.37                 0                 0              0.50%              4.2%
12/31/2010                        1.31                 0                 0              0.50%              8.6%
12/31/2009                        1.21                 0                 0              0.50%             16.7%
12/31/2008                        1.04                 0                 0              0.50%             -5.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.25%              7.8%
12/31/2011                        1.39                 0                 0              0.25%              4.4%
12/31/2010                        1.33                 0                 0              0.25%              8.8%
12/31/2009                        1.23                 0                 0              0.25%             17.0%
12/31/2008                        1.05                 0                 0              0.25%             -5.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.00%              8.1%
12/31/2011                        1.42                 0                 0              0.00%              4.7%
12/31/2010                        1.35                 0                 0              0.00%              9.1%
12/31/2009                        1.24                 0                 0              0.00%             17.3%
12/31/2008                        1.06                 0                 0              0.00%             -4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.8%
                2011               4.0%
                2010               4.0%
                2009               5.2%
                2008               6.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Pioneer Bond Fund A Class - 723622106 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%              0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Pioneer Bond Fund Y Class - 723622403 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.00
Band 50                                                             --                --              1.00
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.00
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Pioneer Emerging Markets A Class - 723661104

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       149,521   $       155,688             6,093
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (114)
                                                       ---------------
Net assets                                             $       149,407
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       132,375           127,601   $          1.04
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.10
Band 0                                                          17,032            15,195              1.12
                                                       ---------------   ---------------
Total                                                  $       149,407           142,796
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           642
Mortality & expense charges                                                                         (3,079)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,437)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (54,576)
Realized gain distributions                                                                            629
Net change in unrealized appreciation (depreciation)                                                95,586
                                                                                           ---------------
Net gain (loss)                                                                                     41,639
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        39,202
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,437)  $            (10,197)
Net realized gain (loss)                                                     (54,576)               160,374
Realized gain distributions                                                      629                 30,709
Net change in unrealized appreciation (depreciation)                          95,586               (396,040)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             39,202               (215,154)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      53,044                196,872
Cost of units redeemed                                                      (577,029)              (455,895)
Account charges                                                                 (368)                  (682)
                                                                --------------------   --------------------
Increase (decrease)                                                         (524,353)              (259,705)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (485,151)              (474,859)
Net assets, beginning                                                        634,558              1,109,417
                                                                --------------------   --------------------
Net assets, ending                                              $            149,407   $            634,558
                                                                ====================   ====================
Units sold                                                                    55,457                175,736
Units redeemed                                                              (584,445)              (380,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (528,988)              (205,239)
Units outstanding, beginning                                                 671,784                877,023
                                                                --------------------   --------------------
Units outstanding, ending                                                    142,796                671,784
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,849,221
Cost of units redeemed/account charges                                                           (1,677,204)
Net investment income (loss)                                                                        (31,471)
Net realized gain (loss)                                                                            (51,940)
Realized gain distributions                                                                          66,968
Net change in unrealized appreciation (depreciation)                                                 (6,167)
                                                                                       --------------------
Net assets                                                                             $            149,407
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/24/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04               128   $           132              1.25%              9.9%
12/31/2011                        0.94               661               623              1.25%            -25.2%
12/31/2010                        1.26               827             1,043              1.25%             14.7%
12/31/2009                        1.10               678               745              1.25%             71.4%
12/31/2008                        0.64               366               235              1.25%            -59.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%             10.2%
12/31/2011                        0.96                 0                 0              1.00%            -25.0%
12/31/2010                        1.27                 0                 0              1.00%             15.0%
12/31/2009                        1.11                 0                 0              1.00%             71.8%
12/31/2008                        0.64                 0                 0              1.00%            -59.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%             10.5%
12/31/2011                        0.97                 0                 0              0.75%            -24.8%
12/31/2010                        1.29                 0                 0              0.75%             15.3%
12/31/2009                        1.12                 0                 0              0.75%             72.3%
12/31/2008                        0.65                 0                 0              0.75%            -59.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%             10.8%
12/31/2011                        0.98                 0                 0              0.50%            -24.6%
12/31/2010                        1.30                 0                 0              0.50%             15.6%
12/31/2009                        1.13                 0                 0              0.50%             72.7%
12/31/2008                        0.65                 0                 0              0.50%            -59.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%             11.1%
12/31/2011                        0.99                 0                 0              0.25%            -24.4%
12/31/2010                        1.32                 0                 0              0.25%             15.9%
12/31/2009                        1.13                 0                 0              0.25%             73.1%
12/31/2008                        0.66                 0                 0              0.25%            -59.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                15   $            17              0.00%             11.3%
12/31/2011                        1.01                11                11              0.00%            -24.2%
12/31/2010                        1.33                50                67              0.00%             16.2%
12/31/2009                        1.14                50                57              0.00%             73.6%
12/31/2008                        0.66                 2                 2              0.00%            -59.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.0%
                2010               0.0%
                2009               0.2%
                2008               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Pioneer Emerging Markets Fund Y Class - 723661401 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.25%              9.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%              9.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%              9.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%              9.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%              9.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Pioneer Equity Income Fund A Class - 72366V108

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        93,878   $        88,970             3,358
                                                                         ===============   ===============
Receivables: investments sold                                       81
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        93,959
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        93,959            94,357   $          1.00
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $        93,959            94,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,181
Mortality & expense charges                                                                         (1,024)
                                                                                           ---------------
Net investment income (loss)                                                                         2,157
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               251
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,491
                                                                                           ---------------
Net gain (loss)                                                                                      3,742
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,899
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,157   $                 96
Net realized gain (loss)                                                         251                     51
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,491                    333
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,899                    480
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     130,318                  6,158
Cost of units redeemed                                                       (56,085)                   (75)
Account charges                                                                  (14)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           74,219                  6,081
                                                                --------------------   --------------------
Net increase (decrease)                                                       80,118                  6,561
Net assets, beginning                                                         13,841                  7,280
                                                                --------------------   --------------------
Net assets, ending                                              $             93,959   $             13,841
                                                                ====================   ====================
Units sold                                                                   139,733                  6,826
Units redeemed                                                               (60,447)                   (85)
                                                                --------------------   --------------------
Net increase (decrease)                                                       79,286                  6,741
Units outstanding, beginning                                                  15,071                  8,330
                                                                --------------------   --------------------
Units outstanding, ending                                                     94,357                 15,071
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            142,641
Cost of units redeemed/account charges                                                              (56,196)
Net investment income (loss)                                                                          2,295
Net realized gain (loss)                                                                                311
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  4,908
                                                                                       --------------------
Net assets                                                                             $             93,959
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                94   $            94              1.25%              8.4%
12/31/2011                        0.92                15                14              1.25%              5.1%
12/31/2010                        0.87                 8                 7              1.25%             17.7%
12/31/2009                        0.74                 3                 2              1.25%              9.7%
12/31/2008                        0.68                 0                 0              1.25%            -30.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.00%              8.7%
12/31/2011                        0.93                 0                 0              1.00%              5.3%
12/31/2010                        0.88                 0                 0              1.00%             18.0%
12/31/2009                        0.75                 0                 0              1.00%             10.0%
12/31/2008                        0.68                 0                 0              1.00%            -30.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              9.0%
12/31/2011                        0.94                 0                 0              0.75%              5.6%
12/31/2010                        0.89                 0                 0              0.75%             18.3%
12/31/2009                        0.75                 0                 0              0.75%             10.2%
12/31/2008                        0.68                 0                 0              0.75%            -30.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.50%              9.2%
12/31/2011                        0.95                 0                 0              0.50%              5.9%
12/31/2010                        0.89                 0                 0              0.50%             18.6%
12/31/2009                        0.75                 0                 0              0.50%             10.5%
12/31/2008                        0.68                 0                 0              0.50%            -30.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              9.5%
12/31/2011                        0.96                 0                 0              0.25%              6.1%
12/31/2010                        0.90                 0                 0              0.25%             18.9%
12/31/2009                        0.76                 0                 0              0.25%             10.8%
12/31/2008                        0.68                 0                 0              0.25%            -30.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              9.8%
12/31/2011                        0.97                 0                 0              0.00%              6.4%
12/31/2010                        0.91                 0                 0              0.00%             19.2%
12/31/2009                        0.76                 0                 0              0.00%             11.1%
12/31/2008                        0.69                 0                 0              0.00%            -30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.9%
                2011               2.0%
                2010               1.7%
                2009               2.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Pioneer Equity Income Fund R Class - 72366V504

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,851,221   $     1,550,225            65,832
                                                                         ===============   ===============
Receivables: investments sold                                   10,513
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,861,734
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,789,437         1,820,104   $          0.98
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.03
Band 0                                                          72,297            68,965              1.05
                                                       ---------------   ---------------
Total                                                  $     1,861,734         1,889,069
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        59,897
Mortality & expense charges                                                                        (21,034)
                                                                                           ---------------
Net investment income (loss)                                                                        38,863
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            51,635
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                47,496
                                                                                           ---------------
Net gain (loss)                                                                                     99,131
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       137,994
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,863   $              7,228
Net realized gain (loss)                                                      51,635                 34,658
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          47,496                 21,694
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            137,994                 63,580
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     431,535                476,608
Cost of units redeemed                                                      (281,559)              (119,412)
Account charges                                                                 (168)                  (167)
                                                                --------------------   --------------------
Increase (decrease)                                                          149,808                357,029
                                                                --------------------   --------------------
Net increase (decrease)                                                      287,802                420,609
Net assets, beginning                                                      1,573,932              1,153,323
                                                                --------------------   --------------------
Net assets, ending                                              $          1,861,734   $          1,573,932
                                                                ====================   ====================
Units sold                                                                   455,717                534,386
Units redeemed                                                              (294,440)              (133,215)
                                                                --------------------   --------------------
Net increase (decrease)                                                      161,277                401,171
Units outstanding, beginning                                               1,727,792              1,326,621
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,889,069              1,727,792
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,921,655
Cost of units redeemed/account charges                                                             (515,774)
Net investment income (loss)                                                                         53,347
Net realized gain (loss)                                                                            101,510
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                300,996
                                                                                       --------------------
Net assets                                                                             $          1,861,734
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98             1,820   $         1,789              1.25%              8.2%
12/31/2011                        0.91             1,656             1,506              1.25%              4.8%
12/31/2010                        0.87             1,263             1,096              1.25%             17.4%
12/31/2009                        0.74               807               597              1.25%              9.5%
12/31/2008                        0.68                 1                 0              1.25%            -31.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              8.4%
12/31/2011                        0.92                 0                 0              1.00%              5.0%
12/31/2010                        0.87                 0                 0              1.00%             17.6%
12/31/2009                        0.74                 0                 0              1.00%              9.8%
12/31/2008                        0.68                 0                 0              1.00%            -30.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              8.7%
12/31/2011                        0.93                 0                 0              0.75%              5.3%
12/31/2010                        0.88                 0                 0              0.75%             17.9%
12/31/2009                        0.75                 0                 0              0.75%             10.0%
12/31/2008                        0.68                 0                 0              0.75%            -30.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              9.0%
12/31/2011                        0.94                 0                 0              0.50%              5.5%
12/31/2010                        0.89                 0                 0              0.50%             18.2%
12/31/2009                        0.75                 0                 0              0.50%             10.3%
12/31/2008                        0.68                 0                 0              0.50%            -30.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%              9.3%
12/31/2011                        0.95                 0                 0              0.25%              5.8%
12/31/2010                        0.90                 0                 0              0.25%             18.5%
12/31/2009                        0.76                 0                 0              0.25%             10.6%
12/31/2008                        0.68                 0                 0              0.25%            -30.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                69   $            72              0.00%              9.5%
12/31/2011                        0.96                71                68              0.00%              6.1%
12/31/2010                        0.90                63                57              0.00%             18.8%
12/31/2009                        0.76                68                51              0.00%             10.9%
12/31/2008                        0.68                 0                 0              0.00%            -30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.5%
                2011               1.8%
                2010               1.4%
                2009               2.5%
                2008               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Pioneer Equity Income Fund Y Class - 72366V405 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============

Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              5.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              5.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              5.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Pioneer Fund A Class - 723682100 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.05
Band 100                                                            --                --              1.05
Band 75                                                             --                --              1.05
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.25%              5.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              1.00%              5.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%              5.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                        Pioneer Fund R Class - 723682506

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       269,199   $       295,631             8,828
                                                                         ===============   ===============
Receivables: investments sold                                   17,829
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       287,028
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       287,028           262,219   $          1.09
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.14
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $       287,028           262,219
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,288
Mortality & expense charges                                                                         (4,533)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,245)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            18,694
Realized gain distributions                                                                         66,774
Net change in unrealized appreciation (depreciation)                                               (53,212)
                                                                                           ---------------
Net gain (loss)                                                                                     32,256
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        31,011
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,245)  $             (1,860)
Net realized gain (loss)                                                      18,694                 30,141
Realized gain distributions                                                   66,774                     --
Net change in unrealized appreciation (depreciation)                         (53,212)               (58,500)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,011                (30,219)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      29,285                 80,132
Cost of units redeemed                                                      (184,675)               (73,519)
Account charges                                                                 (134)                  (237)
                                                                --------------------   --------------------
Increase (decrease)                                                         (155,524)                 6,376
                                                                --------------------   --------------------
Net increase (decrease)                                                     (124,513)               (23,843)
Net assets, beginning                                                        411,541                435,384
                                                                --------------------   --------------------
Net assets, ending                                              $            287,028   $            411,541
                                                                ====================   ====================
Units sold                                                                    63,109                125,229
Units redeemed                                                              (207,698)              (122,868)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (144,589)                 2,361
Units outstanding, beginning                                                 406,808                404,447
                                                                --------------------   --------------------
Units outstanding, ending                                                    262,219                406,808
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            753,084
Cost of units redeemed/account charges                                                             (532,445)
Net investment income (loss)                                                                         (6,554)
Net realized gain (loss)                                                                             20,468
Realized gain distributions                                                                          78,907
Net change in unrealized appreciation (depreciation)                                                (26,432)
                                                                                       --------------------
Net assets                                                                             $            287,028
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               262   $           287              1.25%              8.2%
12/31/2011                        1.01               407               412              1.25%             -6.0%
12/31/2010                        1.08               404               435              1.25%             13.9%
12/31/2009                        0.95               321               304              1.25%             22.4%
12/31/2008                        0.77                76                59              1.25%            -35.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%              8.5%
12/31/2011                        1.03                 0                 0              1.00%             -5.8%
12/31/2010                        1.09                 0                 0              1.00%             14.2%
12/31/2009                        0.96                 0                 0              1.00%             22.7%
12/31/2008                        0.78                 0                 0              1.00%            -35.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.75%              8.7%
12/31/2011                        1.05                 0                 0              0.75%             -5.6%
12/31/2010                        1.11                 0                 0              0.75%             14.5%
12/31/2009                        0.97                 0                 0              0.75%             23.0%
12/31/2008                        0.79                 0                 0              0.75%            -35.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%              9.0%
12/31/2011                        1.06                 0                 0              0.50%             -5.3%
12/31/2010                        1.12                 0                 0              0.50%             14.7%
12/31/2009                        0.98                 0                 0              0.50%             23.3%
12/31/2008                        0.79                 0                 0              0.50%            -34.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%              9.3%
12/31/2011                        1.08                 0                 0              0.25%             -5.1%
12/31/2010                        1.14                 0                 0              0.25%             15.0%
12/31/2009                        0.99                 0                 0              0.25%             23.6%
12/31/2008                        0.80                 0                 0              0.25%            -34.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%              9.6%
12/31/2011                        1.10                 0                 0              0.00%             -4.8%
12/31/2010                        1.15                 0                 0              0.00%             15.3%
12/31/2009                        1.00                 0                 0              0.00%             23.9%
12/31/2008                        0.81                 0                 0              0.00%            -34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.9%
                2010               0.6%
                2009               1.0%
                2008               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Pioneer Fund Growth Opportunities VCT I Class - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,472,114   $     9,770,151           435,947
                                                                         ===============   ===============
Receivables: investments sold                                   21,151
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,493,265
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,493,265         5,399,664   $          1.94
Band 100                                                            --                --              1.99
Band 75                                                             --                --              2.04
Band 50                                                             --                --              2.08
Band 25                                                             --                --              2.13
Band 0                                                              --                --              2.37
                                                       ---------------   ---------------
Total                                                  $    10,493,265         5,399,664
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (141,407)
                                                                                           ---------------
Net investment income (loss)                                                                      (141,407)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           205,864
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               657,271
                                                                                           ---------------
Net gain (loss)                                                                                    863,135
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       721,728
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (141,407)  $           (155,593)
Net realized gain (loss)                                                     205,864                 (2,706)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         657,271               (293,731)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            721,728               (452,030)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     875,563              1,672,664
Cost of units redeemed                                                    (2,664,641)            (2,194,811)
Account charges                                                               (4,150)                (4,426)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,793,228)              (526,573)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,071,500)              (978,603)
Net assets, beginning                                                     11,564,765             12,543,368
                                                                --------------------   --------------------
Net assets, ending                                              $         10,493,265   $         11,564,765
                                                                ====================   ====================
Units sold                                                                   456,407                905,263
Units redeemed                                                            (1,346,570)            (1,200,645)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (890,163)              (295,382)
Units outstanding, beginning                                               6,289,827              6,585,209
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,399,664              6,289,827
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         82,241,979
Cost of units redeemed/account charges                                                          (76,774,618)
Net investment income (loss)                                                                        284,001
Net realized gain (loss)                                                                           (132,459)
Realized gain distributions                                                                       4,172,399
Net change in unrealized appreciation (depreciation)                                                701,963
                                                                                       --------------------
Net assets                                                                             $         10,493,265
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.94             5,400   $        10,493              1.25%              5.7%
12/31/2011                        1.84             6,290            11,565              1.25%             -3.5%
12/31/2010                        1.90             6,585            12,543              1.25%             18.7%
12/31/2009                        1.60             6,892            11,057              1.25%             42.8%
12/31/2008                        1.12             6,993             7,858              1.25%            -36.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.99                 0   $             0              1.00%              6.0%
12/31/2011                        1.88                 0                 0              1.00%             -3.2%
12/31/2010                        1.94                 0                 0              1.00%             19.0%
12/31/2009                        1.63                 0                 0              1.00%             43.1%
12/31/2008                        1.14                 0                 0              1.00%            -36.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.04                 0   $             0              0.75%              6.2%
12/31/2011                        1.92                 0                 0              0.75%             -3.0%
12/31/2010                        1.98                 0                 0              0.75%             19.3%
12/31/2009                        1.66                 0                 0              0.75%             43.5%
12/31/2008                        1.15                 0                 0              0.75%            -36.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.08                 0   $             0              0.50%              6.5%
12/31/2011                        1.96                 0                 0              0.50%             -2.7%
12/31/2010                        2.01                 0                 0              0.50%             19.6%
12/31/2009                        1.68                 0                 0              0.50%             43.8%
12/31/2008                        1.17                 0                 0              0.50%            -35.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.13                 0   $             0              0.25%              6.8%
12/31/2011                        2.00                 0                 0              0.25%             -2.5%
12/31/2010                        2.05                 0                 0              0.25%             19.9%
12/31/2009                        1.71                 0                 0              0.25%             44.2%
12/31/2008                        1.18                 0                 0              0.25%            -35.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.37                 0   $             0              0.00%              7.0%
12/31/2011                        2.21                 0                 0              0.00%             -2.3%
12/31/2010                        2.26                 0                 0              0.00%             20.2%
12/31/2009                        1.88                 0                 0              0.00%             44.6%
12/31/2008                        1.30                 0                 0              0.00%            -35.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Pioneer Fund VCT Portfolio I Class - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,709,430   $     1,703,558            80,510
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (26,766)
                                                       ---------------
Net assets                                             $     1,682,664
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,682,664         1,215,284   $          1.38
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.48
Band 25                                                             --                --              1.52
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
Total                                                  $     1,682,664         1,215,284
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        28,314
Mortality & expense charges                                                                        (23,092)
                                                                                           ---------------
Net investment income (loss)                                                                         5,222
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             9,819
Realized gain distributions                                                                         59,393
Net change in unrealized appreciation (depreciation)                                               102,512
                                                                                           ---------------
Net gain (loss)                                                                                    171,724
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       176,946
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,222   $              5,593
Net realized gain (loss)                                                       9,819                (77,584)
Realized gain distributions                                                   59,393                240,497
Net change in unrealized appreciation (depreciation)                         102,512               (232,689)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            176,946                (64,183)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      79,261                291,693
Cost of units redeemed                                                      (611,816)            (2,582,819)
Account charges                                                                 (449)                  (568)
                                                                --------------------   --------------------
Increase (decrease)                                                         (533,004)            (2,291,694)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (356,058)            (2,355,877)
Net assets, beginning                                                      2,038,722              4,394,599
                                                                --------------------   --------------------
Net assets, ending                                              $          1,682,664   $          2,038,722
                                                                ====================   ====================
Units sold                                                                   112,871                220,239
Units redeemed                                                              (500,622)            (1,882,937)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (387,751)            (1,662,698)
Units outstanding, beginning                                               1,603,035              3,265,733
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,215,284              1,603,035
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         20,299,112
Cost of units redeemed/account charges                                                          (18,854,576)
Net investment income (loss)                                                                        376,556
Net realized gain (loss)                                                                           (629,674)
Realized gain distributions                                                                         485,374
Net change in unrealized appreciation (depreciation)                                                  5,872
                                                                                       --------------------
Net assets                                                                             $          1,682,664
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38             1,215   $         1,683              1.25%              8.9%
12/31/2011                        1.27             1,603             2,039              1.25%             -5.5%
12/31/2010                        1.35             3,266             4,395              1.25%             14.6%
12/31/2009                        1.17             3,365             3,951              1.25%             23.6%
12/31/2008                        0.95             3,541             3,364              1.25%            -35.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              1.00%              9.1%
12/31/2011                        1.30                 0                 0              1.00%             -5.3%
12/31/2010                        1.37                 0                 0              1.00%             14.9%
12/31/2009                        1.19                 0                 0              1.00%             24.0%
12/31/2008                        0.96                 0                 0              1.00%            -34.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.75%              9.4%
12/31/2011                        1.33                 0                 0              0.75%             -5.0%
12/31/2010                        1.40                 0                 0              0.75%             15.2%
12/31/2009                        1.21                 0                 0              0.75%             24.3%
12/31/2008                        0.98                 0                 0              0.75%            -34.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.50%              9.7%
12/31/2011                        1.35                 0                 0              0.50%             -4.8%
12/31/2010                        1.42                 0                 0              0.50%             15.4%
12/31/2009                        1.23                 0                 0              0.50%             24.6%
12/31/2008                        0.99                 0                 0              0.50%            -34.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.25%             10.0%
12/31/2011                        1.38                 0                 0              0.25%             -4.5%
12/31/2010                        1.45                 0                 0              0.25%             15.7%
12/31/2009                        1.25                 0                 0              0.25%             24.9%
12/31/2008                        1.00                 0                 0              0.25%            -34.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              0.00%             10.2%
12/31/2011                        1.53                 0                 0              0.00%             -4.3%
12/31/2010                        1.60                 0                 0              0.00%             16.0%
12/31/2009                        1.38                 0                 0              0.00%             25.2%
12/31/2008                        1.10                 0                 0              0.00%            -34.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.5%
                2010               1.3%
                2009               1.7%
                2008               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Pioneer Fundamental Growth A Class - 723695102

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       497,648   $       496,920            37,833
                                                                         ===============   ===============
Receivables: investments sold                                      243
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       497,891
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       497,891           472,247   $          1.05
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $       497,891           472,247
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,101
Mortality & expense charges                                                                           (518)
                                                                                           ---------------
Net investment income (loss)                                                                         1,583
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (522)
Realized gain distributions                                                                            233
Net change in unrealized appreciation (depreciation)                                                   728
                                                                                           ---------------
Net gain (loss)                                                                                        439
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,022
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,583   $                 --
Net realized gain (loss)                                                        (522)                    --
Realized gain distributions                                                      233                     --
Net change in unrealized appreciation (depreciation)                             728                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,022                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,032,163                     --
Cost of units redeemed                                                      (536,138)                    --
Account charges                                                                 (156)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          495,869                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      497,891                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            497,891   $                 --
                                                                ====================   ====================
Units sold                                                                   982,404                     --
Units redeemed                                                              (510,157)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      472,247                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    472,247                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,032,163
Cost of units redeemed/account charges                                                             (536,294)
Net investment income (loss)                                                                          1,583
Net realized gain (loss)                                                                               (522)
Realized gain distributions                                                                             233
Net change in unrealized appreciation (depreciation)                                                    728
                                                                                       --------------------
Net assets                                                                             $            497,891
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05               472   $           498              1.25%              5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              5.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Pioneer Fundamental Growth Y Class - 723695409

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         4,141   $         4,166               313
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         4,141
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         4,141             3,923   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.06
Band 50                                                             --                --              1.06
Band 25                                                             --                --              1.06
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $         4,141             3,923
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            29
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                            27
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   (25)
                                                                                           ---------------
Net gain (loss)                                                                                        (25)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             2
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 27   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             (25)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  2                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       4,139                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            4,139                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,141                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              4,141   $                 --
                                                                ====================   ====================
Units sold                                                                     3,923                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,923                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,923                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              4,139
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             27
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    (25)
                                                                                       --------------------
Net assets                                                                             $              4,141
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 4   $             4              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              5.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.25%              6.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Pioneer Growth Opportunities Fund A Class - 72387W408 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              6.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              6.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              6.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              6.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Pioneer High Yield Fund A Class - 72369B109 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.25%              3.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              3.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%              3.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%              3.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.25%              3.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Pioneer High Yield Fund Y Class - 72369B406 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.25%              3.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              3.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%              3.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%              3.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.25%              3.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.00%              3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                   Pioneer High Yield Fund R Class - 72369B505

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,137,484   $     1,018,280            98,841
                                                                         ===============   ===============
Receivables: investments sold                                    6,113
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,143,597
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       900,218           586,050   $          1.54
Band 100                                                       124,088            79,257              1.57
Band 75                                                             --                --              1.60
Band 50                                                        119,291            73,349              1.63
Band 25                                                             --                --              1.66
Band 0                                                              --                --              1.69
                                                       ---------------   ---------------
Total                                                  $     1,143,597           738,656
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        55,346
Mortality & expense charges                                                                        (13,178)
                                                                                           ---------------
Net investment income (loss)                                                                        42,168
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            52,069
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                52,437
                                                                                           ---------------
Net gain (loss)                                                                                    104,506
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       146,674
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             42,168   $             47,455
Net realized gain (loss)                                                      52,069                115,359
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          52,437               (189,866)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            146,674                (27,052)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     212,288                318,304
Cost of units redeemed                                                      (473,553)              (269,048)
Account charges                                                                 (486)                  (743)
                                                                --------------------   --------------------
Increase (decrease)                                                         (261,751)                48,513
                                                                --------------------   --------------------
Net increase (decrease)                                                     (115,077)                21,461
Net assets, beginning                                                      1,258,674              1,237,213
                                                                --------------------   --------------------
Net assets, ending                                              $          1,143,597   $          1,258,674
                                                                ====================   ====================
Units sold                                                                   207,173                280,747
Units redeemed                                                              (388,270)              (236,920)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (181,097)                43,827
Units outstanding, beginning                                                 919,753                875,926
                                                                --------------------   --------------------
Units outstanding, ending                                                    738,656                919,753
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,314,144
Cost of units redeemed/account charges                                                           (1,599,789)
Net investment income (loss)                                                                        223,815
Net realized gain (loss)                                                                             47,532
Realized gain distributions                                                                          38,691
Net change in unrealized appreciation (depreciation)                                                119,204
                                                                                       --------------------
Net assets                                                                             $          1,143,597
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54               586   $           900              1.25%             13.2%
12/31/2011                        1.36               718               975              1.25%             -3.1%
12/31/2010                        1.40               664               930              1.25%             15.9%
12/31/2009                        1.21               733               886              1.25%             59.6%
12/31/2008                        0.76               344               260              1.25%            -37.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                79   $           124              1.00%             13.5%
12/31/2011                        1.38                79               109              1.00%             -2.9%
12/31/2010                        1.42                72               103              1.00%             16.2%
12/31/2009                        1.22                66                80              1.00%             60.0%
12/31/2008                        0.76                70                53              1.00%            -37.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.75%             13.7%
12/31/2011                        1.40                 0                 0              0.75%             -2.6%
12/31/2010                        1.44                 0                 0              0.75%             16.5%
12/31/2009                        1.24                 0                 0              0.75%             60.4%
12/31/2008                        0.77                 0                 0              0.75%            -37.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                73   $           119              0.50%             14.0%
12/31/2011                        1.43               123               175              0.50%             -2.4%
12/31/2010                        1.46               140               205              0.50%             16.8%
12/31/2009                        1.25               152               190              0.50%             60.8%
12/31/2008                        0.78               138               107              0.50%            -37.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.25%             14.3%
12/31/2011                        1.45                 0                 0              0.25%             -2.2%
12/31/2010                        1.48                 0                 0              0.25%             17.1%
12/31/2009                        1.27                 0                 0              0.25%             61.2%
12/31/2008                        0.79                 0                 0              0.25%            -37.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              0.00%             14.6%
12/31/2011                        1.47                 0                 0              0.00%             -1.9%
12/31/2010                        1.50                 0                 0              0.00%             17.4%
12/31/2009                        1.28                 0                 0              0.00%             61.6%
12/31/2008                        0.79                 0                 0              0.00%            -37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               4.6%
                2011               4.9%
                2010               5.0%
                2009               6.2%
                2008               7.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Pioneer Mid Cap Value Fund A Class - 72375Q108 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Pioneer Mid Cap Value Fund Y Class - 72375Q405 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Pioneer Mid Cap Value Fund R Class - 72375Q504

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       166,030   $       154,990             7,785
                                                                         ===============   ===============
Receivables: investments sold                                      263
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       166,293
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       166,293           145,802   $          1.14
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.23
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
Total                                                  $       166,293           145,802
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,008
Mortality & expense charges                                                                         (4,830)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,822)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            20,961
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                12,772
                                                                                           ---------------
Net gain (loss)                                                                                     33,733
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        29,911
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,822)  $             (6,338)
Net realized gain (loss)                                                      20,961                 71,590
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          12,772               (124,227)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             29,911                (58,975)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      69,640                182,568
Cost of units redeemed                                                      (327,762)              (575,260)
Account charges                                                                  (23)                   (49)
                                                                --------------------   --------------------
Increase (decrease)                                                         (258,145)              (392,741)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (228,234)              (451,716)
Net assets, beginning                                                        394,527                846,243
                                                                --------------------   --------------------
Net assets, ending                                              $            166,293   $            394,527
                                                                ====================   ====================
Units sold                                                                    63,296                160,756
Units redeemed                                                              (294,993)              (532,472)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (231,697)              (371,716)
Units outstanding, beginning                                                 377,499                749,215
                                                                --------------------   --------------------
Units outstanding, ending                                                    145,802                377,499
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,092,622
Cost of units redeemed/account charges                                                           (1,956,316)
Net investment income (loss)                                                                        (38,460)
Net realized gain (loss)                                                                           (101,793)
Realized gain distributions                                                                         159,200
Net change in unrealized appreciation (depreciation)                                                 11,040
                                                                                       --------------------
Net assets                                                                             $            166,293
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14               146   $           166              1.25%              9.1%
12/31/2011                        1.05               377               395              1.25%             -7.5%
12/31/2010                        1.13               749               846              1.25%             15.9%
12/31/2009                        0.97               937               913              1.25%             22.9%
12/31/2008                        0.79               764               606              1.25%            -34.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%              9.4%
12/31/2011                        1.06                 0                 0              1.00%             -7.2%
12/31/2010                        1.15                 0                 0              1.00%             16.2%
12/31/2009                        0.99                 0                 0              1.00%             23.2%
12/31/2008                        0.80                 0                 0              1.00%            -34.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%              9.7%
12/31/2011                        1.08                 0                 0              0.75%             -7.0%
12/31/2010                        1.16                 0                 0              0.75%             16.5%
12/31/2009                        1.00                 0                 0              0.75%             23.5%
12/31/2008                        0.81                 0                 0              0.75%            -34.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.50%             10.0%
12/31/2011                        1.10                 0                 0              0.50%             -6.8%
12/31/2010                        1.18                 0                 0              0.50%             16.8%
12/31/2009                        1.01                 0                 0              0.50%             23.8%
12/31/2008                        0.81                 0                 0              0.50%            -34.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.25%             10.2%
12/31/2011                        1.12                 0                 0              0.25%             -6.5%
12/31/2010                        1.19                 0                 0              0.25%             17.1%
12/31/2009                        1.02                 0                 0              0.25%             24.1%
12/31/2008                        0.82                 0                 0              0.25%            -34.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.00%             10.5%
12/31/2011                        1.14                 0                 0              0.00%             -6.3%
12/31/2010                        1.21                 0                 0              0.00%             17.4%
12/31/2009                        1.03                 0                 0              0.00%             24.4%
12/31/2008                        0.83                 0                 0              0.00%            -33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.4%
                2011               0.4%
                2010               0.2%
                2009               0.7%
                2008               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Pioneer Oak Ridge Large Cap Growth Fund A Class - 72387T405 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.03
Band 100                                                            --                --              1.03
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.25%              3.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              1.00%              3.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.75%              3.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%              3.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.25%              3.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Pioneer Oak Ridge Large Cap Growth Fund R Class - 72387T702

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         7,227   $         6,837               554
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (72)
                                                       ---------------
Net assets                                             $         7,155
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         7,155             6,761   $          1.06
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $         7,155             6,761
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (146)
                                                                                           ---------------
Net investment income (loss)                                                                          (146)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,087
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   112
                                                                                           ---------------
Net gain (loss)                                                                                      1,199
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,053
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (146)  $                (93)
Net realized gain (loss)                                                       1,087                     44
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             112                   (162)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,053                   (211)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       7,657                     --
Cost of units redeemed                                                        (8,411)                  (966)
Account charges                                                                   (5)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                             (759)                  (966)
                                                                --------------------   --------------------
Net increase (decrease)                                                          294                 (1,177)
Net assets, beginning                                                          6,861                  8,038
                                                                --------------------   --------------------
Net assets, ending                                              $              7,155   $              6,861
                                                                ====================   ====================
Units sold                                                                     7,565                     --
Units redeemed                                                                (7,949)                  (974)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (384)                  (974)
Units outstanding, beginning                                                   7,145                  8,119
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,761                  7,145
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             21,606
Cost of units redeemed/account charges                                                              (15,711)
Net investment income (loss)                                                                           (348)
Net realized gain (loss)                                                                              1,190
Realized gain distributions                                                                              28
Net change in unrealized appreciation (depreciation)                                                    390
                                                                                       --------------------
Net assets                                                                             $              7,155
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 7   $             7              1.25%             10.2%
12/31/2011                        0.96                 7                 7              1.25%             -3.0%
12/31/2010                        0.99                 8                 8              1.25%              6.2%
12/31/2009                        0.93                 6                 5              1.25%             31.6%
12/31/2008                        0.71                 0                 0              1.25%            -39.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%             10.5%
12/31/2011                        0.98                 0                 0              1.00%             -2.8%
12/31/2010                        1.00                 0                 0              1.00%              6.4%
12/31/2009                        0.94                 0                 0              1.00%             31.9%
12/31/2008                        0.72                 0                 0              1.00%            -39.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.8%
12/31/2011                        0.99                 0                 0              0.75%             -2.5%
12/31/2010                        1.02                 0                 0              0.75%              6.7%
12/31/2009                        0.95                 0                 0              0.75%             32.2%
12/31/2008                        0.72                 0                 0              0.75%            -38.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%             11.0%
12/31/2011                        1.01                 0                 0              0.50%             -2.3%
12/31/2010                        1.03                 0                 0              0.50%              7.0%
12/31/2009                        0.97                 0                 0              0.50%             32.6%
12/31/2008                        0.73                 0                 0              0.50%            -38.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%             11.3%
12/31/2011                        1.03                 0                 0              0.25%             -2.0%
12/31/2010                        1.05                 0                 0              0.25%              7.2%
12/31/2009                        0.98                 0                 0              0.25%             32.9%
12/31/2008                        0.73                 0                 0              0.25%            -38.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%             11.6%
12/31/2011                        1.04                 0                 0              0.00%             -1.8%
12/31/2010                        1.06                 0                 0              0.00%              7.5%
12/31/2009                        0.99                 0                 0              0.00%             33.2%
12/31/2008                        0.74                 0                 0              0.00%            -38.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Pioneer Oak Ridge Large Cap Growth Fund Y Class - 72387T801 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.04
Band 0                                                              --                --              1.04
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.25%              3.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%              3.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%              3.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%              3.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.25%              3.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Pioneer Oak Ridge Small Cap Growth A Class - 72387T108

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           617   $           609                20
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           617
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           617               573   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $           617               573
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     8
                                                                                           ---------------
Net gain (loss)                                                                                          8
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             8
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               8                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  8                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         609                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                              609                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          617                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                617   $                 --
                                                                ====================   ====================
Units sold                                                                       573                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          573                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        573                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                609
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                      8
                                                                                       --------------------
Net assets                                                                             $                617
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 1   $             1              1.25%              7.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              7.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Pioneer Oak Ridge Small Cap Growth Y Class - 72387T785 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.09
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.25%              7.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              8.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              8.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.00%              8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Pioneer Strategic Income A Class - 723884102

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       409,887   $       404,301            36,359
                                                                         ===============   ===============
Receivables: investments sold                                      245
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       410,132
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       410,132           376,466   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $       410,132           376,466
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         5,728
Mortality & expense charges                                                                         (1,434)
                                                                                           ---------------
Net investment income (loss)                                                                         4,294
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               329
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 5,603
                                                                                           ---------------
Net gain (loss)                                                                                      5,932
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        10,226
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,294   $                 13
Net realized gain (loss)                                                         329                      5
Realized gain distributions                                                       --                     11
Net change in unrealized appreciation (depreciation)                           5,603                    (17)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,226                     12
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     639,601                  2,543
Cost of units redeemed                                                      (240,929)                (1,163)
Account charges                                                                 (155)                    (3)
                                                                --------------------   --------------------
Increase (decrease)                                                          398,517                  1,377
                                                                --------------------   --------------------
Net increase (decrease)                                                      408,743                  1,389
Net assets, beginning                                                          1,389                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            410,132   $              1,389
                                                                ====================   ====================
Units sold                                                                   697,509                  2,573
Units redeemed                                                              (322,444)                (1,172)
                                                                --------------------   --------------------
Net increase (decrease)                                                      375,065                  1,401
Units outstanding, beginning                                                   1,401                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    376,466                  1,401
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            642,144
Cost of units redeemed/account charges                                                             (242,250)
Net investment income (loss)                                                                          4,307
Net realized gain (loss)                                                                                334
Realized gain distributions                                                                              11
Net change in unrealized appreciation (depreciation)                                                  5,586
                                                                                       --------------------
Net assets                                                                             $            410,132
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               376   $           410              1.25%              9.9%
12/31/2011                        0.99                 1                 1              1.25%             -0.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             10.1%
12/31/2011                        0.99                 0                 0              1.00%             -0.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.4%
12/31/2011                        0.99                 0                 0              0.75%             -0.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%             10.7%
12/31/2011                        1.00                 0                 0              0.50%             -0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             11.0%
12/31/2011                        1.00                 0                 0              0.25%             -0.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             11.3%
12/31/2011                        1.00                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.8%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Pioneer Strategic Income Z Class - 723884607

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       350,148   $       338,883            31,084
                                                                         ===============   ===============
Receivables: investments sold                                      175
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       350,323
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       350,323           320,384   $          1.09
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.11
Band 25                                                             --                --              1.11
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $       350,323           320,384
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        14,147
Mortality & expense charges                                                                         (3,614)
                                                                                           ---------------
Net investment income (loss)                                                                        10,533
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               136
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                11,265
                                                                                           ---------------
Net gain (loss)                                                                                     11,401
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        21,934
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,533   $                 --
Net realized gain (loss)                                                         136                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          11,265                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,934                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     338,627                     --
Cost of units redeemed                                                       (10,238)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          328,389                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      350,323                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            350,323   $                 --
                                                                ====================   ====================
Units sold                                                                   331,137                     --
Units redeemed                                                               (10,753)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      320,384                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    320,384                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            338,627
Cost of units redeemed/account charges                                                              (10,238)
Net investment income (loss)                                                                         10,533
Net realized gain (loss)                                                                                136
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 11,265
                                                                                       --------------------
Net assets                                                                             $            350,323
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09               320   $           350              1.25%             10.1%
12/31/2011                        0.99                 0                 0              1.25%             -0.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             10.4%
12/31/2011                        0.99                 0                 0              1.00%             -0.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             10.7%
12/31/2011                        1.00                 0                 0              0.75%             -0.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.50%             11.0%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.25%             11.2%
12/31/2011                        1.00                 0                 0              0.25%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             11.5%
12/31/2011                        1.00                 0                 0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               8.1%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Prudential Financial Services Fund A Class - 74441P106

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       170,171   $       159,298            12,508
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (61)
                                                       ---------------
Net assets                                             $       170,110
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       166,157           132,687   $          1.25
Band 100                                                         3,746             2,969              1.26
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.28
Band 25                                                             --                --              1.29
Band 0                                                             207               159              1.30
                                                       ---------------   ---------------
Total                                                  $       170,110           135,815
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,197
Mortality & expense charges                                                                         (1,515)
                                                                                           ---------------
Net investment income (loss)                                                                          (318)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (699)
Realized gain distributions                                                                          4,124
Net change in unrealized appreciation (depreciation)                                                26,681
                                                                                           ---------------
Net gain (loss)                                                                                     30,106
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        29,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (318)  $                360
Net realized gain (loss)                                                        (699)               (11,881)
Realized gain distributions                                                    4,124                     --
Net change in unrealized appreciation (depreciation)                          26,681                (15,596)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             29,788                (27,117)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     103,802                148,781
Cost of units redeemed                                                       (44,582)               (53,778)
Account charges                                                                  (18)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                           59,202                 95,002
                                                                --------------------   --------------------
Net increase (decrease)                                                       88,990                 67,885
Net assets, beginning                                                         81,120                 13,235
                                                                --------------------   --------------------
Net assets, ending                                              $            170,110   $             81,120
                                                                ====================   ====================
Units sold                                                                    90,635                138,944
Units redeemed                                                               (40,121)               (64,784)
                                                                --------------------   --------------------
Net increase (decrease)                                                       50,514                 74,160
Units outstanding, beginning                                                  85,301                 11,141
                                                                --------------------   --------------------
Units outstanding, ending                                                    135,815                 85,301
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            265,884
Cost of units redeemed/account charges                                                              (98,649)
Net investment income (loss)                                                                             36
Net realized gain (loss)                                                                            (12,574)
Realized gain distributions                                                                           4,540
Net change in unrealized appreciation (depreciation)                                                 10,873
                                                                                       --------------------
Net assets                                                                             $            170,110
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25               133   $           166              1.25%             31.7%
12/31/2011                        0.95                85                81              1.25%            -20.0%
12/31/2010                        1.19                11                13              1.25%             15.9%
12/31/2009                        1.02                 0                 0              1.25%              2.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 3   $             4              1.00%             32.0%
12/31/2011                        0.96                 0                 0              1.00%            -19.8%
12/31/2010                        1.19                 0                 0              1.00%             16.2%
12/31/2009                        1.02                 0                 0              1.00%              2.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.75%             32.4%
12/31/2011                        0.96                 0                 0              0.75%            -19.6%
12/31/2010                        1.19                 0                 0              0.75%             16.5%
12/31/2009                        1.02                 0                 0              0.75%              2.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.50%             32.7%
12/31/2011                        0.97                 0                 0              0.50%            -19.4%
12/31/2010                        1.20                 0                 0              0.50%             16.8%
12/31/2009                        1.02                 0                 0              0.50%              2.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.25%             33.0%
12/31/2011                        0.97                 0                 0              0.25%            -19.2%
12/31/2010                        1.20                 0                 0              0.25%             17.1%
12/31/2009                        1.02                 0                 0              0.25%              2.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.00%             33.4%
12/31/2011                        0.98                 0                 0              0.00%            -18.9%
12/31/2010                        1.20                 0                 0              0.00%             17.4%
12/31/2009                        1.03                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.0%
                2011               3.0%
                2010               0.1%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Prudential Financial Services Fund Z Class - 74441P403

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       126,869   $       119,167             9,122
                                                                         ===============   ===============
Receivables: investments sold                                       26
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       126,895
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       126,895           100,464   $          1.26
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.28
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.30
Band 0                                                              --                --              1.31
                                                       ---------------   ---------------
Total                                                  $       126,895           100,464
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,183
Mortality & expense charges                                                                         (1,230)
                                                                                           ---------------
Net investment income (loss)                                                                           (47)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (401)
Realized gain distributions                                                                          2,994
Net change in unrealized appreciation (depreciation)                                                24,273
                                                                                           ---------------
Net gain (loss)                                                                                     26,866
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        26,819
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (47)  $                361
Net realized gain (loss)                                                        (401)                (2,609)
Realized gain distributions                                                    2,994                     --
Net change in unrealized appreciation (depreciation)                          24,273                (16,571)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,819                (18,819)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      27,075                173,467
Cost of units redeemed                                                        (5,219)               (76,417)
Account charges                                                                  (11)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           21,845                 97,050
                                                                --------------------   --------------------
Net increase (decrease)                                                       48,664                 78,231
Net assets, beginning                                                         78,231                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            126,895   $             78,231
                                                                ====================   ====================
Units sold                                                                    23,515                146,142
Units redeemed                                                                (4,839)               (64,354)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,676                 81,788
Units outstanding, beginning                                                  81,788                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    100,464                 81,788
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            200,542
Cost of units redeemed/account charges                                                              (81,647)
Net investment income (loss)                                                                            314
Net realized gain (loss)                                                                             (3,010)
Realized gain distributions                                                                           2,994
Net change in unrealized appreciation (depreciation)                                                  7,702
                                                                                       --------------------
Net assets                                                                             $            126,895
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26               100   $           127              1.25%             32.1%
12/31/2011                        0.96                82                78              1.25%            -19.7%
12/31/2010                        1.19                 0                 0              1.25%             16.3%
12/31/2009                        1.02                 0                 0              1.25%              2.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              1.00%             32.4%
12/31/2011                        0.96                 0                 0              1.00%            -19.5%
12/31/2010                        1.19                 0                 0              1.00%             16.6%
12/31/2009                        1.02                 0                 0              1.00%              2.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.75%             32.7%
12/31/2011                        0.97                 0                 0              0.75%            -19.3%
12/31/2010                        1.20                 0                 0              0.75%             16.9%
12/31/2009                        1.02                 0                 0              0.75%              2.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.50%             33.0%
12/31/2011                        0.97                 0                 0              0.50%            -19.1%
12/31/2010                        1.20                 0                 0              0.50%             17.2%
12/31/2009                        1.02                 0                 0              0.50%              2.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%             33.4%
12/31/2011                        0.98                 0                 0              0.25%            -18.9%
12/31/2010                        1.20                 0                 0              0.25%             17.5%
12/31/2009                        1.02                 0                 0              0.25%              2.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.00%             33.7%
12/31/2011                        0.98                 0                 0              0.00%            -18.7%
12/31/2010                        1.21                 0                 0              0.00%             17.8%
12/31/2009                        1.02                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               3.9%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Prudential Global Real Estate A Class - 744336108

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       721,649   $       659,570            33,298
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,739)
                                                       ---------------
Net assets                                             $       719,910
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       595,879           423,436   $          1.41
Band 100                                                            --                --              1.42
Band 75                                                             --                --              1.43
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.44
Band 0                                                         124,031            85,323              1.45
                                                       ---------------   ---------------
Total                                                  $       719,910           508,759
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        21,067
Mortality & expense charges                                                                         (5,373)
                                                                                           ---------------
Net investment income (loss)                                                                        15,694
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,694
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                94,183
                                                                                           ---------------
Net gain (loss)                                                                                    104,877
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       120,571
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,694   $              3,996
Net realized gain (loss)                                                      10,694                   (646)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          94,183                (32,392)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            120,571                (29,042)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     488,980                457,526
Cost of units redeemed                                                      (254,069)               (81,664)
Account charges                                                                  (68)                   (32)
                                                                --------------------   --------------------
Increase (decrease)                                                          234,843                375,830
                                                                --------------------   --------------------
Net increase (decrease)                                                      355,414                346,788
Net assets, beginning                                                        364,496                 17,708
                                                                --------------------   --------------------
Net assets, ending                                              $            719,910   $            364,496
                                                                ====================   ====================
Units sold                                                                   380,428                377,433
Units redeemed                                                              (194,731)               (69,051)
                                                                --------------------   --------------------
Net increase (decrease)                                                      185,697                308,382
Units outstanding, beginning                                                 323,062                 14,680
                                                                --------------------   --------------------
Units outstanding, ending                                                    508,759                323,062
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            964,782
Cost of units redeemed/account charges                                                             (337,134)
Net investment income (loss)                                                                         20,066
Net realized gain (loss)                                                                             10,117
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 62,079
                                                                                       --------------------
Net assets                                                                             $            719,910
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41               423   $           596              1.25%             25.4%
12/31/2011                        1.12               241               271              1.25%             -6.9%
12/31/2010                        1.21                15                18              1.25%             20.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              1.00%             25.7%
12/31/2011                        1.13                 0                 0              1.00%             -6.7%
12/31/2010                        1.21                 0                 0              1.00%             20.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.75%             26.0%
12/31/2011                        1.13                 0                 0              0.75%             -6.5%
12/31/2010                        1.21                 0                 0              0.75%             21.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.50%             26.3%
12/31/2011                        1.14                 0                 0              0.50%             -6.2%
12/31/2010                        1.21                 0                 0              0.50%             21.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.25%             26.6%
12/31/2011                        1.14                 0                 0              0.25%             -6.0%
12/31/2010                        1.21                 0                 0              0.25%             21.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                85   $           124              0.00%             26.9%
12/31/2011                        1.15                82                94              0.00%             -5.8%
12/31/2010                        1.22                 0                 0              0.00%             21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.9%
                2011               3.4%
                2010               4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Prudential Global Real Estate Z Class - 744336504

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,421,973   $     4,042,971           201,665
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (45,840)
                                                       ---------------
Net assets                                             $     4,376,133
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,064,901           750,536   $          1.42
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.44
Band 50                                                             --                --              1.45
Band 25                                                             --                --              1.46
Band 0                                                       3,311,232         2,259,241              1.47
                                                       ---------------   ---------------
Total                                                  $     4,376,133         3,009,777
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       148,613
Mortality & expense charges                                                                        (10,219)
                                                                                           ---------------
Net investment income (loss)                                                                       138,394
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            68,456
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               410,526
                                                                                           ---------------
Net gain (loss)                                                                                    478,982
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       617,376
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------

Net investment income (loss)                                    $            138,394   $              3,260
Net realized gain (loss)                                                      68,456                 12,597
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         410,526                (41,683)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            617,376                (25,826)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   7,634,640                401,134
Cost of units redeemed                                                    (4,266,626)              (127,168)
Account charges                                                               (5,619)                  (304)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,362,395                273,662
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,979,771                247,836
Net assets, beginning                                                        396,362                148,526
                                                                --------------------   --------------------
Net assets, ending                                              $          4,376,133   $            396,362
                                                                ====================   ====================
Units sold                                                                 6,520,445                331,598
Units redeemed                                                            (3,861,911)              (103,232)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,658,534                228,366
Units outstanding, beginning                                                 351,243                122,877
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,009,777                351,243
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,188,851
Cost of units redeemed/account charges                                                           (4,418,175)
Net investment income (loss)                                                                        144,935
Net realized gain (loss)                                                                             81,520
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                379,002
                                                                                       --------------------
Net assets                                                                             $          4,376,133
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42               751   $         1,065              1.25%             25.7%
12/31/2011                        1.13               351               396              1.25%             -6.6%
12/31/2010                        1.21               123               149              1.25%             20.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              1.00%             26.1%
12/31/2011                        1.13                 0                 0              1.00%             -6.4%
12/31/2010                        1.21                 0                 0              1.00%             21.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.75%             26.4%
12/31/2011                        1.14                 0                 0              0.75%             -6.2%
2/31/2010                         1.21                 0                 0              0.75%             21.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.50%             26.7%
12/31/2011                        1.14                 0                 0              0.50%             -5.9%
12/31/2010                        1.21                 0                 0              0.50%             21.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.25%             27.0%
12/31/2011                        1.15                 0                 0              0.25%             -5.7%
12/31/2010                        1.22                 0                 0              0.25%             21.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47             2,259   $         3,311              0.00%             27.3%
12/31/2011                        1.15                 0                 0              0.00%             -5.5%
12/31/2010                        1.22                 0                 0              0.00%             21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               6.2%
                2011               2.6%
                2010               5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Prudential High-Yield A Class - 74440Y108

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,351,185   $     2,288,889           410,449
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,517)
                                                       ---------------
Net assets                                             $     2,343,668
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,343,668         1,814,111   $          1.29
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.33
Band 0                                                              --                --              1.33
                                                       ---------------   ---------------
Total                                                  $     2,343,668         1,814,111
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        98,322
Mortality & expense charges                                                                        (18,154)
                                                                                           ---------------
Net investment income (loss)                                                                        80,168
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,376
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                77,251
                                                                                           ---------------
Net gain (loss)                                                                                     79,627
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       159,795
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             80,168   $             22,322
Net realized gain (loss)                                                       2,376                 (1,957)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          77,251                (15,057)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            159,795                  5,308
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,688,576                653,103
Cost of units redeemed                                                    (1,033,163)              (156,260)
Account charges                                                                 (407)                  (233)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,655,006                496,610
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,814,801                501,918
Net assets, beginning                                                        528,867                 26,949
                                                                --------------------   --------------------
Net assets, ending                                              $          2,343,668   $            528,867
                                                                ====================   ====================
Units sold                                                                 2,216,544                596,483
Units redeemed                                                              (863,753)              (159,494)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,352,791                436,989
Units outstanding, beginning                                                 461,320                 24,331
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,814,111                461,320
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,370,647
Cost of units redeemed/account charges                                                           (1,192,287)
Net investment income (loss)                                                                        102,550
Net realized gain (loss)                                                                                462
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 62,296
                                                                                       --------------------
Net assets                                                                             $          2,343,668
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29             1,814   $         2,344              1.25%             12.7%
12/31/2011                        1.15               461               529              1.25%              3.5%
12/31/2010                        1.11                24                27              1.25%             10.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              1.00%             13.0%
12/31/2011                        1.15                 0                 0              1.00%              3.8%
12/31/2010                        1.11                 0                 0              1.00%             10.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              4.0%
12/31/2010                        1.11                 0                 0              0.75%             11.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.50%             13.5%
12/31/2011                        1.16                 0                 0              0.50%              4.3%
12/31/2010                        1.11                 0                 0              0.50%             11.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.25%             13.8%
12/31/2011                        1.16                 0                 0              0.25%              4.5%
12/31/2010                        1.11                 0                 0              0.25%             11.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.00%             14.1%
12/31/2011                        1.17                 0                 0              0.00%              4.8%
12/31/2010                        1.12                 0                 0              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               6.8%
                2011               9.6%
                2010               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Prudential High-Yield Z Class - 74440Y801

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,008,574   $     9,739,860         1,753,038
                                                                         ===============   ===============
Receivables: investments sold                                   18,807
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,027,381
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,375,233         7,203,600   $          1.30
Band 100                                                            --                --              1.31
Band 75                                                             --                --              1.32
Band 50                                                             --                --              1.33
Band 25                                                             --                --              1.34
Band 0                                                         652,148           485,084              1.34
                                                       ---------------   ---------------
Total                                                  $    10,027,381         7,688,684
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       464,318
Mortality & expense charges                                                                        (76,227)
                                                                                           ---------------
Net investment income (loss)                                                                       388,091
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            12,739
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               297,303
                                                                                           ---------------
Net gain (loss)                                                                                    310,042
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       698,133
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            388,091   $             66,851
Net realized gain (loss)                                                      12,739                 (7,536)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         297,303                (27,289)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            698,133                 32,026
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   9,431,849              1,642,019
Cost of units redeemed                                                    (1,717,745)              (595,392)
Account charges                                                               (2,578)                  (222)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,711,526              1,046,405
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,409,659              1,078,431
Net assets, beginning                                                      1,617,722                539,291
                                                                --------------------   --------------------
Net assets, ending                                              $         10,027,381   $          1,617,722
                                                                ====================   ====================
Units sold                                                                 7,941,891              1,452,395
Units redeemed                                                            (1,655,093)              (535,585)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,286,798                916,810
Units outstanding, beginning                                               1,401,886                485,076
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,688,684              1,401,886
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,643,892
Cost of units redeemed/account charges                                                           (2,349,003)
Net investment income (loss)                                                                        458,930
Net realized gain (loss)                                                                              4,848
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                268,714
                                                                                       --------------------
Net assets                                                                             $         10,027,381
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30             7,204   $         9,375              1.25%             12.8%
12/31/2011                        1.15             1,402             1,618              1.25%              3.8%
12/31/2010                        1.11               485               539              1.25%             11.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              1.00%             13.1%
12/31/2011                        1.16                 0                 0              1.00%              4.1%
12/31/2010                        1.11                 0                 0              1.00%             11.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              4.3%
12/31/2010                        1.12                 0                 0              0.75%             11.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.50%             13.6%
12/31/2011                        1.17                 0                 0              0.50%              4.6%
12/31/2010                        1.12                 0                 0              0.50%             11.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.25%             13.9%
12/31/2011                        1.17                 0                 0              0.25%              4.8%
12/31/2010                        1.12                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34               485   $           652              0.00%             14.2%
12/31/2011                        1.18                 0                 0              0.00%              5.1%
12/31/2010                        1.12                 0                 0              0.00%             12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               8.0%
                2011               7.4%
                2010               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Prudential Jennison 20/20 Focus A Class - 74440G107

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       218,892   $       212,250            13,726
                                                                         ===============   ===============
Receivables: investments sold                                      177
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       219,069
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       219,069           178,991   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.26
                                                       ---------------   ---------------
Total                                                  $       219,069           178,991
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,506)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,506)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,195
Realized gain distributions                                                                         10,905
Net change in unrealized appreciation (depreciation)                                                 9,627
                                                                                           ---------------
Net gain (loss)                                                                                     21,727
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        19,221
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,506)  $               (667)
Net realized gain (loss)                                                       1,195                 (2,236)
Realized gain distributions                                                   10,905                  3,198
Net change in unrealized appreciation (depreciation)                           9,627                 (3,406)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,221                 (3,111)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      86,064                183,907
Cost of units redeemed                                                       (42,476)               (37,778)
Account charges                                                                 (126)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           43,462                146,127
                                                                --------------------   --------------------
Net increase (decrease)                                                       62,683                143,016
Net assets, beginning                                                        156,386                 13,370
                                                                --------------------   --------------------
Net assets, ending                                              $            219,069   $            156,386
                                                                ====================   ====================
Units sold                                                                    88,080                191,590
Units redeemed                                                               (51,636)               (60,614)
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,444                130,976
Units outstanding, beginning                                                 142,547                 11,571
                                                                --------------------   --------------------
Units outstanding, ending                                                    178,991                142,547
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            282,932
Cost of units redeemed/account charges                                                              (80,382)
Net investment income (loss)                                                                         (3,186)
Net realized gain (loss)                                                                             (1,040)
Realized gain distributions                                                                          14,103
Net change in unrealized appreciation (depreciation)                                                  6,642
                                                                                       --------------------
Net assets                                                                             $            219,069
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22               179   $           219              1.25%             11.6%
12/31/2011                        1.10               143               156              1.25%             -5.1%
12/31/2010                        1.16                12                13              1.25%             15.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%             11.8%
12/31/2011                        1.10                 0                 0              1.00%             -4.8%
12/31/2010                        1.16                 0                 0              1.00%             15.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.75%             12.1%
12/31/2011                        1.11                 0                 0              0.75%             -4.6%
12/31/2010                        1.16                 0                 0              0.75%             15.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.50%             12.4%
12/31/2011                        1.11                 0                 0              0.50%             -4.3%
12/31/2010                        1.16                 0                 0              0.50%             16.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.25%             12.7%
12/31/2011                        1.11                 0                 0              0.25%             -4.1%
12/31/2010                        1.16                 0                 0              0.25%             16.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.00%             13.0%
12/31/2011                        1.12                 0                 0              0.00%             -3.9%
12/31/2010                        1.16                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Prudential Jennison 20/20 Focus Z Class - 74440G404

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       385,174   $       397,218            23,240
                                                                         ===============   ===============
Receivables: investments sold                                    1,782
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       386,956
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       386,956           313,759   $          1.23
Band 100                                                            --                --              1.24
Band 75                                                             --                --              1.25
Band 50                                                             --                --              1.26
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.27
                                                       ---------------   ---------------
Total                                                  $       386,956           313,759
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,659)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,659)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,962)
Realized gain distributions                                                                         18,089
Net change in unrealized appreciation (depreciation)                                                26,557
                                                                                           ---------------
Net gain (loss)                                                                                     42,684
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        38,025
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,659)  $             (2,434)
Net realized gain (loss)                                                      (1,962)                  (156)
Realized gain distributions                                                   18,089                  8,485
Net change in unrealized appreciation (depreciation)                          26,557                (38,601)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             38,025                (32,706)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      83,881                369,573
Cost of units redeemed                                                       (55,248)               (16,325)
Account charges                                                                 (143)                  (101)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,490                353,147
                                                                --------------------   --------------------
Net increase (decrease)                                                       66,515                320,441
Net assets, beginning                                                        320,441                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            386,956   $            320,441
                                                                ====================   ====================
Units sold                                                                    69,140                305,552
Units redeemed                                                               (46,033)               (14,900)
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,107                290,652
Units outstanding, beginning                                                 290,652                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    313,759                290,652
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                   $       453,454
Cost of units redeemed/account charges                                                             (71,817)
Net investment income (loss)                                                                        (7,093)
Net realized gain (loss)                                                                            (2,118)
Realized gain distributions                                                                         26,574
Net change in unrealized appreciation (depreciation)                                               (12,044)
                                                                                           ---------------
Net assets                                                                                 $       386,956
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23               314   $           387              1.25%             11.9%
12/31/2011                        1.10               291               320              1.25%             -4.7%
12/31/2010                        1.16                 0                 0              1.25%             15.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              1.00%             12.1%
12/31/2011                        1.11                 0                 0              1.00%             -4.5%
12/31/2010                        1.16                 0                 0              1.00%             15.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.75%             12.4%
12/31/2011                        1.11                 0                 0              0.75%             -4.3%
12/31/2010                        1.16                 0                 0              0.75%             16.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.50%             12.7%
12/31/2011                        1.12                 0                 0              0.50%             -4.0%
12/31/2010                        1.16                 0                 0              0.50%             16.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.25%             13.0%
12/31/2011                        1.12                 0                 0              0.25%             -3.8%
12/31/2010                        1.16                 0                 0              0.25%             16.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.00%             13.3%
12/31/2011                        1.12                 0                 0              0.00%             -3.5%
12/31/2010                        1.17                 0                 0              0.00%             16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Prudential Jennison Health Sciences Fund A Class - 74441P502

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       699,122   $       738,848            24,917
                                                                         ===============   ===============
Receivables: investments sold                                    1,295
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       700,417
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       678,652           408,778   $          1.66
Band 100                                                         4,423             2,644              1.67
Band 75                                                             --                --              1.69
Band 50                                                             --                --              1.70
Band 25                                                             --                --              1.71
Band 0                                                          17,342            10,057              1.72
                                                       ---------------   ---------------
Total                                                  $       700,417           421,479
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,008)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,008)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            40,483
Realized gain distributions                                                                         75,666
Net change in unrealized appreciation (depreciation)                                               (39,002)
                                                                                           ---------------
Net gain (loss)                                                                                     77,147
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        71,139
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,008)  $             (1,016)
Net realized gain (loss)                                                      40,483                    932
Realized gain distributions                                                   75,666                  6,858
Net change in unrealized appreciation (depreciation)                         (39,002)                (1,907)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             71,139                  4,867
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     692,571                237,624
Cost of units redeemed                                                      (284,446)               (40,391)
Account charges                                                                  (24)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                          408,101                197,213
                                                                --------------------   --------------------
Net increase (decrease)                                                      479,240                202,080
Net assets, beginning                                                        221,177                 19,097
                                                                --------------------   --------------------
Net assets, ending                                              $            700,417   $            221,177
                                                                ====================   ====================
Units sold                                                                   434,199                181,181
Units redeemed                                                              (177,280)               (32,435)
                                                                --------------------   --------------------
Net increase (decrease)                                                      256,919                148,746
Units outstanding, beginning                                                 164,560                 15,814
                                                                --------------------   --------------------
Units outstanding, ending                                                    421,479                164,560
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            951,015
Cost of units redeemed/account charges                                                             (327,903)
Net investment income (loss)                                                                         (7,081)
Net realized gain (loss)                                                                             41,588
Realized gain distributions                                                                          82,524
Net change in unrealized appreciation (depreciation)                                                (39,726)
                                                                                       --------------------
Net assets                                                                             $            700,417
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66               409   $           679              1.25%             23.5%
12/31/2011                        1.34               165               221              1.25%             11.3%
12/31/2010                        1.21                16                19              1.25%             16.9%
12/31/2009                        1.03                 0                 0              1.25%              3.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 3   $             4              1.00%             23.8%
12/31/2011                        1.35                 0                 0              1.00%             11.6%
12/31/2010                        1.21                 0                 0              1.00%             17.2%
12/31/2009                        1.03                 0                 0              1.00%              3.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              0.75%             24.1%
12/31/2011                        1.36                 0                 0              0.75%             11.9%
12/31/2010                        1.21                 0                 0              0.75%             17.5%
12/31/2009                        1.03                 0                 0              0.75%              3.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.50%             24.5%
12/31/2011                        1.36                 0                 0              0.50%             12.1%
12/31/2010                        1.22                 0                 0              0.50%             17.8%
12/31/2009                        1.03                 0                 0              0.50%              3.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.25%             24.8%
12/31/2011                        1.37                 0                 0              0.25%             12.4%
12/31/2010                        1.22                 0                 0              0.25%             18.1%
12/31/2009                        1.03                 0                 0              0.25%              3.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.72                10   $            17              0.00%             25.1%
12/31/2011                        1.38                 0                 0              0.00%             12.7%
12/31/2010                        1.22                 0                 0              0.00%             18.4%
12/31/2009                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Prudential Jennison Health Sciences Fund Z Class - 74441P866

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       768,710   $       761,175            26,054
                                                                         ===============   ===============
Receivables: investments sold                                      944
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       769,654
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       769,654           459,587   $          1.67
Band 100                                                            --                --              1.69
Band 75                                                             --                --              1.70
Band 50                                                             --                --              1.71
Band 25                                                             --                --              1.73
Band 0                                                              --                --              1.74
                                                       ---------------   ---------------
Total                                                  $       769,654           459,587
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (7,093)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,093)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,765
Realized gain distributions                                                                         79,506
Net change in unrealized appreciation (depreciation)                                                 5,964
                                                                                           ---------------
Net gain (loss)                                                                                     92,235
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        85,142
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,093)  $               (590)
Net realized gain (loss)                                                       6,765                    (13)
Realized gain distributions                                                   79,506                  4,601
Net change in unrealized appreciation (depreciation)                           5,964                  1,571
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             85,142                  5,569
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     547,603                195,554
Cost of units redeemed                                                       (54,832)                (9,290)
Account charges                                                                  (92)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          492,679                186,264
                                                                --------------------   --------------------
Net increase (decrease)                                                      577,821                191,833
Net assets, beginning                                                        191,833                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            769,654   $            191,833
                                                                ====================   ====================
Units sold                                                                   355,148                149,150
Units redeemed                                                               (37,504)                (7,207)
                                                                --------------------   --------------------
Net increase (decrease)                                                      317,644                141,943
Units outstanding, beginning                                                 141,943                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    459,587                141,943
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            743,157
Cost of units redeemed/account charges                                                              (64,214)
Net investment income (loss)                                                                         (7,683)
Net realized gain (loss)                                                                              6,752
Realized gain distributions                                                                          84,107
Net change in unrealized appreciation (depreciation)                                                  7,535
                                                                                       --------------------
Net assets                                                                             $            769,654
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67               460   $           770              1.25%             23.9%
12/31/2011                        1.35               142               192              1.25%             11.6%
12/31/2010                        1.21                 0                 0              1.25%             17.3%
12/31/2009                        1.03                 0                 0              1.25%              3.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              1.00%             24.2%
12/31/2011                        1.36                 0                 0              1.00%             11.9%
12/31/2010                        1.21                 0                 0              1.00%             17.6%
12/31/2009                        1.03                 0                 0              1.00%              3.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.70                 0   $             0              0.75%             24.5%
12/31/2011                        1.37                 0                 0              0.75%             12.2%
12/31/2010                        1.22                 0                 0              0.75%             17.9%
12/31/2009                        1.03                 0                 0              0.75%              3.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.50%             24.8%
12/31/2011                        1.37                 0                 0              0.50%             12.5%
12/31/2010                        1.22                 0                 0              0.50%             18.2%
12/31/2009                        1.03                 0                 0              0.50%              3.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73                 0   $             0              0.25%             25.2%
12/31/2011                        1.38                 0                 0              0.25%             12.7%
12/31/2010                        1.22                 0                 0              0.25%             18.5%
12/31/2009                        1.03                 0                 0              0.25%              3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.74                 0   $             0              0.00%             25.5%
12/31/2011                        1.39                 0                 0              0.00%             13.0%
12/31/2010                        1.23                 0                 0              0.00%             18.8%
12/31/2009                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Prudential Jennison Mid Cap Growth Fund A Class - 74441C105

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,158,173   $     3,064,681           101,180
                                                                         ===============   ===============
Receivables: investments sold                                    1,678
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,159,851
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,158,296         2,272,167   $          1.39
Band 100                                                         1,555             1,110              1.40
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.42
Band 25                                                             --                --              1.43
Band 0                                                              --                --              1.44
                                                       ---------------   ---------------
Total                                                  $     3,159,851         2,273,277
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,938
Mortality & expense charges                                                                        (24,138)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,200)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            42,710
Realized gain distributions                                                                         81,205
Net change in unrealized appreciation (depreciation)                                               111,304
                                                                                           ---------------
Net gain (loss)                                                                                    235,219
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       215,019
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,200)  $             (5,611)
Net realized gain (loss)                                                      42,710                  9,577
Realized gain distributions                                                   81,205                  4,750
Net change in unrealized appreciation (depreciation)                         111,304                (27,884)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            215,019                (19,168)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,598,489              1,219,513
Cost of units redeemed                                                    (1,664,996)              (337,557)
Account charges                                                               (1,543)                  (689)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,931,950                881,267
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,146,969                862,099
Net assets, beginning                                                      1,012,882                150,783
                                                                --------------------   --------------------
Net assets, ending                                              $          3,159,851   $          1,012,882
                                                                ====================   ====================
Units sold                                                                 2,690,587              1,015,470
Units redeemed                                                            (1,251,258)              (306,712)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,439,329                708,758
Units outstanding, beginning                                                 833,948                125,190
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,273,277                833,948
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,968,595
Cost of units redeemed/account charges                                                           (2,015,251)
Net investment income (loss)                                                                        (26,184)
Net realized gain (loss)                                                                             53,244
Realized gain distributions                                                                          85,955
Net change in unrealized appreciation (depreciation)                                                 93,492
                                                                                       --------------------
Net assets                                                                             $          3,159,851
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39             2,272   $         3,158              1.25%             14.4%
12/31/2011                        1.21               834             1,013              1.25%              0.8%
12/31/2010                        1.20               125               151              1.25%             18.5%
12/31/2009                        1.02                 0                 0              1.25%              1.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 1   $             2              1.00%             14.7%
12/31/2011                        1.22                 0                 0              1.00%              1.1%
12/31/2010                        1.21                 0                 0              1.00%             18.8%
12/31/2009                        1.02                 0                 0              1.00%              1.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.75%             15.0%
12/31/2011                        1.23                 0                 0              0.75%              1.3%
12/31/2010                        1.21                 0                 0              0.75%             19.1%
12/31/2009                        1.02                 0                 0              0.75%              1.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.50%             15.3%
12/31/2011                        1.23                 0                 0              0.50%              1.6%
12/31/2010                        1.21                 0                 0              0.50%             19.4%
12/31/2009                        1.02                 0                 0              0.50%              1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.25%             15.6%
12/31/2011                        1.24                 0                 0              0.25%              1.9%
12/31/2010                        1.22                 0                 0              0.25%             19.7%
12/31/2009                        1.02                 0                 0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.00%             15.9%
12/31/2011                        1.25                 0                 0              0.00%              2.1%
12/31/2010                        1.22                 0                 0              0.00%             20.0%
12/31/2009                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.1%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Prudential Jennison Mid Cap Growth Fund Z Class - 74441C808

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,540,263   $    11,967,123           392,004
                                                                         ===============   ===============
Receivables: investments sold                                  168,521
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,708,784
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,046,585         7,164,720   $          1.40
Band 100                                                            --                --              1.41
Band 75                                                             --                --              1.42
Band 50                                                             --                --              1.43
Band 25                                                             --                --              1.45
Band 0                                                       2,662,199         1,827,836              1.46
                                                       ---------------   ---------------
Total                                                  $    12,708,784         8,992,556
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        45,199
Mortality & expense charges                                                                        (93,827)
                                                                                           ---------------
Net investment income (loss)                                                                       (48,628)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            94,936
Realized gain distributions                                                                        345,500
Net change in unrealized appreciation (depreciation)                                               629,151
                                                                                           ---------------
Net gain (loss)                                                                                  1,069,587
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,020,959
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (48,628)  $            (32,340)
Net realized gain (loss)                                                      94,936                161,307
Realized gain distributions                                                  345,500                 29,917
Net change in unrealized appreciation (depreciation)                         629,151               (258,905)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,020,959               (100,021)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   9,089,346              5,488,348
Cost of units redeemed                                                    (3,131,139)            (2,507,237)
Account charges                                                               (9,376)                  (512)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,948,831              2,980,599
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,969,790              2,880,578
Net assets, beginning                                                      5,738,994              2,858,416
                                                                --------------------   --------------------
Net assets, ending                                              $         12,708,784   $          5,738,994
                                                                ====================   ====================
Units sold                                                                 6,989,544              4,421,660
Units redeemed                                                            (2,695,043)            (2,090,408)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,294,501              2,331,252
Units outstanding, beginning                                               4,698,055              2,366,803
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,992,556              4,698,055
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         18,237,474
Cost of units redeemed/account charges                                                           (6,647,338)
Net investment income (loss)                                                                        (87,849)
Net realized gain (loss)                                                                            257,940
Realized gain distributions                                                                         375,417
Net change in unrealized appreciation (depreciation)                                                573,140
                                                                                       --------------------
Net assets                                                                             $         12,708,784
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40             7,165   $        10,047              1.25%             14.8%
12/31/2011                        1.22             4,698             5,739              1.25%              1.1%
12/31/2010                        1.21             2,367             2,858              1.25%             18.8%
12/31/2009                        1.02                 0                 0              1.25%              1.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              1.00%             15.1%
12/31/2011                        1.23                 0                 0              1.00%              1.4%
12/31/2010                        1.21                 0                 0              1.00%             19.1%
12/31/2009                        1.02                 0                 0              1.00%              1.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.75%             15.4%
12/31/2011                        1.23                 0                 0              0.75%              1.7%
12/31/2010                        1.21                 0                 0              0.75%             19.4%
12/31/2009                        1.02                 0                 0              0.75%              1.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.50%             15.7%
12/31/2011                        1.24                 0                 0              0.50%              1.9%
12/31/2010                        1.22                 0                 0              0.50%             19.7%
12/31/2009                        1.02                 0                 0              0.50%              1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.25%             15.9%
12/31/2011                        1.25                 0                 0              0.25%              2.2%
12/31/2010                        1.22                 0                 0              0.25%             20.0%
12/31/2009                        1.02                 0                 0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46             1,828   $         2,662              0.00%             16.2%
12/31/2011                        1.25                 0                 0              0.00%              2.4%
12/31/2010                        1.22                 0                 0              0.00%             20.3%
12/31/2009                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               0.5%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Prudential Jennison Natural Resources Fund A Class - 74441K107

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       637,713   $       692,989            14,226
                                                                         ===============   ===============
Receivables: investments sold                                    3,739
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       641,452
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       629,771           625,057   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.03
Band 25                                                             --                --              1.04
Band 0                                                          11,681            11,161              1.05
                                                       ---------------   ---------------
Total                                                  $       641,452           636,218
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (7,826)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,826)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (48,372)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                20,873
                                                                                           ---------------
Net gain (loss)                                                                                    (27,499)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (35,325)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,826)  $             (4,187)
Net realized gain (loss)                                                     (48,372)                (6,498)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          20,873                (77,253)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (35,325)               (87,938)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     634,269                626,163
Cost of units redeemed                                                      (415,931)               (97,753)
Account charges                                                                 (285)                  (168)
                                                                --------------------   --------------------
Increase (decrease)                                                          218,053                528,242
                                                                --------------------   --------------------
Net increase (decrease)                                                      182,728                440,304
Net assets, beginning                                                        458,724                 18,420
                                                                --------------------   --------------------
Net assets, ending                                              $            641,452   $            458,724
                                                                ====================   ====================
Units sold                                                                   619,505                509,557
Units redeemed                                                              (420,489)               (86,440)
                                                                --------------------   --------------------
Net increase (decrease)                                                      199,016                423,117
Units outstanding, beginning                                                 437,202                 14,085
                                                                --------------------   --------------------
Units outstanding, ending                                                    636,218                437,202
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,277,734
Cost of units redeemed/account charges                                                             (514,152)
Net investment income (loss)                                                                        (11,985)
Net realized gain (loss)                                                                            (54,869)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (55,276)
                                                                                       --------------------
Net assets                                                                             $            641,452
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01               625   $           630              1.25%             -3.9%
12/31/2011                        1.05               430               451              1.25%            -19.8%
12/31/2010                        1.31                14                18              1.25%             26.2%
12/31/2009                        1.04                 0                 0              1.25%              3.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%             -3.7%
12/31/2011                        1.05                 0                 0              1.00%            -19.6%
12/31/2010                        1.31                 0                 0              1.00%             26.5%
12/31/2009                        1.04                 0                 0              1.00%              3.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%             -3.4%
12/31/2011                        1.06                 0                 0              0.75%            -19.4%
12/31/2010                        1.31                 0                 0              0.75%             26.8%
12/31/2009                        1.04                 0                 0              0.75%              3.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.50%             -3.2%
12/31/2011                        1.06                 0                 0              0.50%            -19.2%
12/31/2010                        1.32                 0                 0              0.50%             27.2%
12/31/2009                        1.04                 0                 0              0.50%              3.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.25%             -3.0%
12/31/2011                        1.07                 0                 0              0.25%            -19.0%
12/31/2010                        1.32                 0                 0              0.25%             27.5%
12/31/2009                        1.04                 0                 0              0.25%              3.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                11   $            12              0.00%             -2.7%
12/31/2011                        1.08                 8                 8              0.00%            -18.8%
12/31/2010                        1.32                 0                 0              0.00%             27.8%
12/31/2009                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.5%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Prudential Jennison Natural Resources Fund Z Class - 74441K503

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,067,603   $     1,187,517            22,575
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (17,600)
                                                       ---------------
Net assets                                             $     1,050,003
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,050,003         1,032,645   $          1.02
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.03
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $     1,050,003         1,032,645
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (11,738)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,738)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (44,200)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                19,771
                                                                                           ---------------
Net gain (loss)                                                                                    (24,429)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (36,167)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,738)  $             (7,844)
Net realized gain (loss)                                                     (44,200)                   281
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          19,771               (154,447)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (36,167)              (162,010)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     635,426                992,229
Cost of units redeemed                                                      (337,799)              (188,060)
Account charges                                                                 (363)                  (159)
                                                                --------------------   --------------------
Increase (decrease)                                                          297,264                804,010
                                                                --------------------   --------------------
Net increase (decrease)                                                      261,097                642,000
Net assets, beginning                                                        788,906                146,906
                                                                --------------------   --------------------
Net assets, ending                                              $          1,050,003   $            788,906
                                                                ====================   ====================
Units sold                                                                   617,521                799,177
Units redeemed                                                              (332,421)              (163,620)
                                                                --------------------   --------------------
Net increase (decrease)                                                      285,100                635,557
Units outstanding, beginning                                                 747,545                111,988
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,032,645                747,545
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,768,187
Cost of units redeemed/account charges                                                             (535,785)
Net investment income (loss)                                                                        (18,701)
Net realized gain (loss)                                                                            (43,784)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                               (119,914)
                                                                                       --------------------
Net assets                                                                             $          1,050,003
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02             1,033   $         1,050              1.25%             -3.7%
12/31/2011                        1.06               748               789              1.25%            -19.6%
12/31/2010                        1.31               112               147              1.25%             26.6%
12/31/2009                        1.04                 0                 0              1.25%              3.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%             -3.4%
12/31/2011                        1.06                 0                 0              1.00%            -19.4%
12/31/2010                        1.32                 0                 0              1.00%             26.9%
12/31/2009                        1.04                 0                 0              1.00%              3.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.75%             -3.2%
12/31/2011                        1.07                 0                 0              0.75%            -19.1%
12/31/2010                        1.32                 0                 0              0.75%             27.2%
12/31/2009                        1.04                 0                 0              0.75%              3.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%             -2.9%
12/31/2011                        1.07                 0                 0              0.50%            -18.9%
12/31/2010                        1.32                 0                 0              0.50%             27.5%
12/31/2009                        1.04                 0                 0              0.50%              3.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%             -2.7%
12/31/2011                        1.08                 0                 0              0.25%            -18.7%
12/31/2010                        1.33                 0                 0              0.25%             27.8%
12/31/2009                        1.04                 0                 0              0.25%              3.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%             -2.4%
12/31/2011                        1.08                 0                 0              0.00%            -18.5%
12/31/2010                        1.33                 0                 0              0.00%             28.1%
12/31/2009                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               1.6%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Prudential Jennison Small Company A Class - 74441N101

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       460,003   $       440,123            20,531
                                                                         ===============   ===============
Receivables: investments sold                                      323
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       460,326
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       460,326           446,337   $          1.03
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.04
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $       460,326           446,337
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,354
Mortality & expense charges                                                                         (2,259)
                                                                                           ---------------
Net investment income (loss)                                                                          (905)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,592)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                19,880
                                                                                           ---------------
Net gain (loss)                                                                                     18,288
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        17,383
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (905)  $                 --
Net realized gain (loss)                                                      (1,592)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          19,880                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,383                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     773,060                     --
Cost of units redeemed                                                      (330,103)                    --
Account charges                                                                  (14)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          442,943                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      460,326                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            460,326   $                 --
                                                                ====================   ====================
Units sold                                                                   779,762                     --
Units redeemed                                                              (333,425)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      446,337                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    446,337                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            773,060
Cost of units redeemed/account charges                                                             (330,117)
Net investment income (loss)                                                                           (905)
Net realized gain (loss)                                                                             (1,592)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 19,880
                                                                                       --------------------
Net assets                                                                             $            460,326
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03               446   $           460              1.25%             11.8%
12/31/2011                        0.92                 0                 0              1.25%             -7.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%             12.1%
12/31/2011                        0.92                 0                 0              1.00%             -7.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%             12.4%
12/31/2011                        0.92                 0                 0              0.75%             -7.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.50%             12.6%
12/31/2011                        0.93                 0                 0              0.50%             -7.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%             12.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%             13.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Prudential Jennison Small Company Z Class - 74441N408

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        35,227   $        33,380             1,503
                                                                         ===============   ===============
Receivables: investments sold                                        5
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        35,232
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        35,232            34,010   $          1.04
Band 100                                                            --                --              1.04
Band 75                                                             --                --              1.04
Band 50                                                             --                --              1.05
Band 25                                                             --                --              1.05
Band 0                                                              --                --              1.06
                                                       ---------------   ---------------
Total                                                  $        35,232            34,010
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           204
Mortality & expense charges                                                                           (152)
                                                                                           ---------------
Net investment income (loss)                                                                            52
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                14
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 1,847
                                                                                           ---------------
Net gain (loss)                                                                                      1,861
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,913
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 52   $                 --
Net realized gain (loss)                                                          14                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           1,847                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,913                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      34,337                     --
Cost of units redeemed                                                        (1,016)                    --
Account charges                                                                   (2)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           33,319                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       35,232                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             35,232   $                 --
                                                                ====================   ====================
Units sold                                                                    35,040                     --
Units redeemed                                                                (1,030)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,010                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     34,010                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             34,337
Cost of units redeemed/account charges                                                               (1,018)
Net investment income (loss)                                                                             52
Net realized gain (loss)                                                                                 14
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,847
                                                                                       --------------------
Net assets                                                                             $             35,232
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                34   $            35              1.25%             12.1%
12/31/2011                        0.92                 0                 0              1.25%             -7.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              1.00%             12.3%
12/31/2011                        0.93                 0                 0              1.00%             -7.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.04                 0   $             0              0.75%             12.6%
12/31/2011                        0.93                 0                 0              0.75%             -7.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.50%             12.9%
12/31/2011                        0.93                 0                 0              0.50%             -7.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.25%             13.2%
12/31/2011                        0.93                 0                 0              0.25%             -7.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              0.00%             13.5%
12/31/2011                        0.93                 0                 0              0.00%             -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Prudential Total Return Bond A Class - 74440B108

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,136,351   $     3,110,329           213,762
                                                                         ===============   ===============
Receivables: investments sold                                    1,684
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,138,035
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,138,035         2,606,378   $          1.20
Band 100                                                            --                --              1.21
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.24
                                                       ---------------   ---------------
Total                                                  $     3,138,035         2,606,378
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        46,898
Mortality & expense charges                                                                        (17,188)
                                                                                           ---------------
Net investment income (loss)                                                                        29,710
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             7,639
Realized gain distributions                                                                         28,162
Net change in unrealized appreciation (depreciation)                                                34,705
                                                                                           ---------------
Net gain (loss)                                                                                     70,506
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       100,216
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             29,710   $              4,299
Net realized gain (loss)                                                       7,639                    516
Realized gain distributions                                                   28,162                 11,391
Net change in unrealized appreciation (depreciation)                          34,705                 (7,391)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            100,216                  8,815
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   4,679,672                495,212
Cost of units redeemed                                                    (2,154,343)               (39,114)
Account charges                                                                 (517)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,524,812                456,078
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,625,028                464,893
Net assets, beginning                                                        513,007                 48,114
                                                                --------------------   --------------------
Net assets, ending                                              $          3,138,035   $            513,007
                                                                ====================   ====================
Units sold                                                                 3,982,436                496,907
Units redeemed                                                            (1,837,265)               (81,658)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,145,171                415,249
Units outstanding, beginning                                                 461,207                 45,958
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,606,378                461,207
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,225,873
Cost of units redeemed/account charges                                                           (2,196,533)
Net investment income (loss)                                                                         34,417
Net realized gain (loss)                                                                              8,162
Realized gain distributions                                                                          40,094
Net change in unrealized appreciation (depreciation)                                                 26,022
                                                                                       --------------------
Net assets                                                                             $          3,138,035
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20             2,606   $         3,138              1.25%              8.2%
12/31/2011                        1.11               461               513              1.25%              6.2%
12/31/2010                        1.05                46                48              1.25%              4.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              1.00%              8.5%
12/31/2011                        1.12                 0                 0              1.00%              6.5%
12/31/2010                        1.05                 0                 0              1.00%              4.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.75%              8.8%
12/31/2011                        1.12                 0                 0              0.75%              6.8%
12/31/2010                        1.05                 0                 0              0.75%              5.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.50%              9.1%
12/31/2011                        1.13                 0                 0              0.50%              7.0%
12/31/2010                        1.05                 0                 0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%              9.3%
12/31/2011                        1.13                 0                 0              0.25%              7.3%
12/31/2010                        1.05                 0                 0              0.25%              5.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.00%              9.6%
12/31/2011                        1.13                 0                 0              0.00%              7.6%
12/31/2010                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               2.3%
                2010               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Prudential Total Return Bond Z Class - 74440B405

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,099,079   $     2,052,639           144,115
                                                                         ===============   ===============
Receivables: investments sold                                    9,325
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,108,404
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,906,342         1,574,326   $          1.21
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.24
Band 0                                                         202,062           161,543              1.25
                                                       ---------------   ---------------
Total                                                  $     2,108,404         1,735,869
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        56,910
Mortality & expense charges                                                                        (17,601)
                                                                                           ---------------
Net investment income (loss)                                                                        39,309
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               126
Realized gain distributions                                                                         18,998
Net change in unrealized appreciation (depreciation)                                                57,616
                                                                                           ---------------
Net gain (loss)                                                                                     76,740
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       116,049
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,309   $              2,564
Net realized gain (loss)                                                         126                    311
Realized gain distributions                                                   18,998                  9,116
Net change in unrealized appreciation (depreciation)                          57,616                (11,176)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            116,049                    815
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,477,274                803,613
Cost of units redeemed                                                      (893,355)              (394,305)
Account charges                                                               (1,658)                   (29)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,582,261                409,279
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,698,310                410,094
Net assets, beginning                                                        410,094                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,108,404   $            410,094
                                                                ====================   ====================
Units sold                                                                 2,356,827                720,007
Units redeemed                                                              (988,324)              (352,641)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,368,503                367,366
Units outstanding, beginning                                                 367,366                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,735,869                367,366
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,280,887
Cost of units redeemed/account charges                                                           (1,289,347)
Net investment income (loss)                                                                         41,873
Net realized gain (loss)                                                                                437
Realized gain distributions                                                                          28,114
Net change in unrealized appreciation (depreciation)                                                 46,440
                                                                                       --------------------
Net assets                                                                             $          2,108,404
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21             1,574   $         1,906              1.25%              8.5%
12/31/2011                        1.12               367               410              1.25%              6.5%
12/31/2010                        1.05                 0                 0              1.25%              4.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              1.00%              8.7%
12/31/2011                        1.12                 0                 0              1.00%              6.7%
12/31/2010                        1.05                 0                 0              1.00%              5.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%              9.0%
12/31/2011                        1.13                 0                 0              0.75%              7.0%
12/31/2010                        1.05                 0                 0              0.75%              5.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.50%              9.3%
12/31/2011                        1.13                 0                 0              0.50%              7.3%
12/31/2010                        1.05                 0                 0              0.50%              5.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%              9.6%
12/31/2011                        1.13                 0                 0              0.25%              7.5%
12/31/2010                        1.05                 0                 0              0.25%              5.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25               162   $           202              0.00%              9.8%
12/31/2011                        1.14                 0                 0              0.00%              7.8%
12/31/2010                        1.06                 0                 0              0.00%              5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               4.5%
                2011               1.9%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Ridgeworth High Income A Class - 76628T504

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,629,694   $     3,471,329           502,550
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,307)
                                                       ---------------
Net assets                                             $     3,623,387
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,623,387         3,113,566   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $     3,623,387         3,113,566
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       203,716
Mortality & expense charges                                                                        (40,627)
                                                                                           ---------------
Net investment income (loss)                                                                       163,089
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,266
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               291,978
                                                                                           ---------------
Net gain (loss)                                                                                    293,244
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       456,333
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            163,089   $             63,125
Net realized gain (loss)                                                       1,266                (10,955)
Realized gain distributions                                                       --                 27,514
Net change in unrealized appreciation (depreciation)                         291,978               (133,613)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            456,333                (53,929)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     783,381              3,362,136
Cost of units redeemed                                                      (358,063)              (565,833)
Account charges                                                                 (564)                   (74)
                                                                --------------------   --------------------
Increase (decrease)                                                          424,754              2,796,229
                                                                --------------------   --------------------
Net increase (decrease)                                                      881,087              2,742,300
Net assets, beginning                                                      2,742,300                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,623,387   $          2,742,300
                                                                ====================   ====================
Units sold                                                                   737,758              3,267,433
Units redeemed                                                              (344,401)              (547,224)
                                                                --------------------   --------------------
Net increase (decrease)                                                      393,357              2,720,209
Units outstanding, beginning                                               2,720,209                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,113,566              2,720,209
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,145,517
Cost of units redeemed/account charges                                                             (924,534)
Net investment income (loss)                                                                        226,214
Net realized gain (loss)                                                                             (9,689)
Realized gain distributions                                                                          27,514
Net change in unrealized appreciation (depreciation)                                                158,365
                                                                                       --------------------
Net assets                                                                             $          3,623,387
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             3,114   $         3,623              1.25%             15.4%
12/31/2011                        1.01             2,720             2,742              1.25%             -0.7%
12/31/2010                        1.02                 0                 0              1.25%              1.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             15.7%
12/31/2011                        1.01                 0                 0              1.00%             -0.5%
12/31/2010                        1.02                 0                 0              1.00%              1.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.0%
12/31/2011                        1.01                 0                 0              0.75%             -0.2%
12/31/2010                        1.02                 0                 0              0.75%              1.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             16.3%
12/31/2011                        1.02                 0                 0              0.50%              0.0%
12/31/2010                        1.02                 0                 0              0.50%              1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.6%
12/31/2011                        1.02                 0                 0              0.25%              0.3%
12/31/2010                        1.02                 0                 0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             16.9%
12/31/2011                        1.02                 0                 0              0.00%              0.5%
12/31/2010                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               6.4%
                2011               5.5%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Ridgeworth High Income R Class - 76628T603

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       619,380   $       584,779            85,830
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,403)
                                                       ---------------
Net assets                                             $       617,977
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       617,977           535,413   $          1.15
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
Total                                                  $       617,977           535,413
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        33,417
Mortality & expense charges                                                                         (6,915)
                                                                                           ---------------
Net investment income (loss)                                                                        26,502
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (459)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                47,927
                                                                                           ---------------
Net gain (loss)                                                                                     47,468
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        73,970
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,502   $              6,334
Net realized gain (loss)                                                        (459)                (9,702)
Realized gain distributions                                                       --                  2,766
Net change in unrealized appreciation (depreciation)                          47,927                (13,326)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             73,970                (13,928)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     265,664                443,083
Cost of units redeemed                                                       (73,295)               (77,248)
Account charges                                                                 (195)                   (74)
                                                                --------------------   --------------------
Increase (decrease)                                                          192,174                365,761
                                                                --------------------   --------------------
Net increase (decrease)                                                      266,144                351,833
Net assets, beginning                                                        351,833                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            617,977   $            351,833
                                                                ====================   ====================
Units sold                                                                   255,678                430,740
Units redeemed                                                               (70,880)               (80,125)
                                                                --------------------   --------------------
Net increase (decrease)                                                      184,798                350,615
Units outstanding, beginning                                                 350,615                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    535,413                350,615
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            708,747
Cost of units redeemed/account charges                                                             (150,812)
Net investment income (loss)                                                                         32,836
Net realized gain (loss)                                                                            (10,161)
Realized gain distributions                                                                           2,766
Net change in unrealized appreciation (depreciation)                                                 34,601
                                                                                       --------------------
Net assets                                                                             $            617,977
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15               535   $           618              1.25%             15.0%
12/31/2011                        1.00               351               352              1.25%             -1.1%
12/31/2010                        1.01                 0                 0              1.25%              1.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             15.3%
12/31/2011                        1.01                 0                 0              1.00%             -0.9%
12/31/2010                        1.02                 0                 0              1.00%              1.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             15.6%
12/31/2011                        1.01                 0                 0              0.75%             -0.6%
12/31/2010                        1.02                 0                 0              0.75%              1.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             15.9%
12/31/2011                        1.01                 0                 0              0.50%             -0.4%
12/31/2010                        1.02                 0                 0              0.50%              1.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             16.2%
12/31/2011                        1.02                 0                 0              0.25%             -0.1%
12/31/2010                        1.02                 0                 0              0.25%              1.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.00%             16.5%
12/31/2011                        1.02                 0                 0              0.00%              0.1%
12/31/2010                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               6.9%
                2011               4.3%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Ridgeworth Large Cap Value A Class - 76628R664

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       645,053   $       584,065            45,713
                                                                         ===============   ===============
Receivables: investments sold                                    1,333
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       646,386
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       646,386           533,383   $          1.21
Band 100                                                            --                --              1.22
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.24
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
Total                                                  $       646,386           533,383
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         9,158
Mortality & expense charges                                                                         (6,557)
                                                                                           ---------------
Net investment income (loss)                                                                         2,601
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            19,350
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                47,832
                                                                                           ---------------
Net gain (loss)                                                                                     67,182
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        69,783
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,601   $              1,379
Net realized gain (loss)                                                      19,350                 (8,290)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          47,832                 13,156
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             69,783                  6,245
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     471,934                736,069
Cost of units redeemed                                                      (332,043)              (305,065)
Account charges                                                                 (368)                  (169)
                                                                --------------------   --------------------
Increase (decrease)                                                          139,523                430,835
                                                                --------------------   --------------------
Net increase (decrease)                                                      209,306                437,080
Net assets, beginning                                                        437,080                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            646,386   $            437,080
                                                                ====================   ====================
Units sold                                                                   451,878                954,773
Units redeemed                                                              (332,196)              (541,072)
                                                                --------------------   --------------------
Net increase (decrease)                                                      119,682                413,701
Units outstanding, beginning                                                 413,701                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    533,383                413,701
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,208,003
Cost of units redeemed/account charges                                                             (637,645)
Net investment income (loss)                                                                          3,980
Net realized gain (loss)                                                                             11,060
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 60,988
                                                                                       --------------------
Net assets                                                                             $            646,386
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21               533   $           646              1.25%             14.7%
12/31/2011                        1.06               414               437              1.25%             -3.1%
12/31/2010                        1.09                 0                 0              1.25%              9.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              1.00%             15.0%
12/31/2011                        1.06                 0                 0              1.00%             -2.8%
12/31/2010                        1.09                 0                 0              1.00%              9.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             15.3%
12/31/2011                        1.06                 0                 0              0.75%             -2.6%
12/31/2010                        1.09                 0                 0              0.75%              9.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.50%             15.6%
12/31/2011                        1.07                 0                 0              0.50%             -2.3%
12/31/2010                        1.09                 0                 0              0.50%              9.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%             15.9%
12/31/2011                        1.07                 0                 0              0.25%             -2.1%
12/31/2010                        1.09                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.00%             16.2%
12/31/2011                        1.07                 0                 0              0.00%             -1.9%
12/31/2010                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.2%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Ridgeworth Large Cap Value Inst Class - 76628R672

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,743,877   $     2,386,962           192,406
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,777)
                                                       ---------------
Net assets                                             $     2,734,100
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,734,100         2,242,928   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
Total                                                  $     2,734,100         2,242,928
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        49,666
Mortality & expense charges                                                                        (32,214)
                                                                                           ---------------
Net investment income (loss)                                                                        17,452
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            32,507
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               299,007
                                                                                           ---------------
Net gain (loss)                                                                                    331,514
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       348,966
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,452   $              7,066
Net realized gain (loss)                                                      32,507                 (1,371)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         299,007                 57,908
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            348,966                 63,603
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     594,170              4,883,907
Cost of units redeemed                                                      (392,731)            (2,763,059)
Account charges                                                                 (616)                  (140)
                                                                --------------------   --------------------
Increase (decrease)                                                          200,823              2,120,708
                                                                --------------------   --------------------
Net increase (decrease)                                                      549,789              2,184,311
Net assets, beginning                                                      2,184,311                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,734,100   $          2,184,311
                                                                ====================   ====================
Units sold                                                                   608,636              4,694,317
Units redeemed                                                              (425,318)            (2,634,707)
                                                                --------------------   --------------------
Net increase (decrease)                                                      183,318              2,059,610
Units outstanding, beginning                                               2,059,610                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,242,928              2,059,610
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,478,077
Cost of units redeemed/account charges                                                           (3,156,546)
Net investment income (loss)                                                                         24,518
Net realized gain (loss)                                                                             31,136
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                356,915
                                                                                       --------------------
Net assets                                                                             $          2,734,100
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22             2,243   $         2,734              1.25%             14.9%
12/31/2011                        1.06             2,060             2,184              1.25%             -2.7%
12/31/2010                        1.09                 0                 0              1.25%              9.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%             15.2%
12/31/2011                        1.06                 0                 0              1.00%             -2.5%
12/31/2010                        1.09                 0                 0              1.00%              9.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             15.5%
12/31/2011                        1.07                 0                 0              0.75%             -2.2%
12/31/2010                        1.09                 0                 0              0.75%              9.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%             15.8%
12/31/2011                        1.07                 0                 0              0.50%             -2.0%
12/31/2010                        1.09                 0                 0              0.50%              9.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.25%             16.1%
12/31/2011                        1.07                 0                 0              0.25%             -1.7%
12/31/2010                        1.09                 0                 0              0.25%              9.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.00%             16.4%
12/31/2011                        1.08                 0                 0              0.00%             -1.5%
12/31/2010                        1.09                 0                 0              0.00%              9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               1.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Ridgeworth Mid-Cap Value A Class - 76628R599

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       307,005   $       268,146            26,197
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,540)
                                                       ---------------
Net assets                                             $       305,465
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       305,465           250,322   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.23
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.25
                                                       ---------------   ---------------
Total                                                  $       305,465           250,322
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,277
Mortality & expense charges                                                                         (2,953)
                                                                                           ---------------
Net investment income (loss)                                                                           324
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (16,251)
Realized gain distributions                                                                            859
Net change in unrealized appreciation (depreciation)                                                61,843
                                                                                           ---------------
Net gain (loss)                                                                                     46,451
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        46,775
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                324   $                507
Net realized gain (loss)                                                     (16,251)                (4,620)
Realized gain distributions                                                      859                 23,862
Net change in unrealized appreciation (depreciation)                          61,843                (22,984)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             46,775                 (3,235)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     206,150                292,450
Cost of units redeemed                                                      (108,796)              (127,513)
Account charges                                                                 (336)                   (30)
                                                                --------------------   --------------------
Increase (decrease)                                                           97,018                164,907
                                                                --------------------   --------------------
Net increase (decrease)                                                      143,793                161,672
Net assets, beginning                                                        161,672                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            305,465   $            161,672
                                                                ====================   ====================
Units sold                                                                   189,769                285,657
Units redeemed                                                               (98,264)              (126,840)
                                                                --------------------   --------------------
Net increase (decrease)                                                       91,505                158,817
Units outstanding, beginning                                                 158,817                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    250,322                158,817
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            498,600
Cost of units redeemed/account charges                                                             (236,675)
Net investment income (loss)                                                                            831
Net realized gain (loss)                                                                            (20,871)
Realized gain distributions                                                                          24,721
Net change in unrealized appreciation (depreciation)                                                 38,859
                                                                                       --------------------
Net assets                                                                             $            305,465
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22               250   $           305              1.25%             19.9%
12/31/2011                        1.02               159               162              1.25%             -8.7%
12/31/2010                        1.11                 0                 0              1.25%             11.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%             20.2%
12/31/2011                        1.02                 0                 0              1.00%             -8.5%
12/31/2010                        1.12                 0                 0              1.00%             11.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.75%             20.5%
12/31/2011                        1.02                 0                 0              0.75%             -8.2%
12/31/2010                        1.12                 0                 0              0.75%             11.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%             20.8%
12/31/2011                        1.03                 0                 0              0.50%             -8.0%
12/31/2010                        1.12                 0                 0              0.50%             11.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.25%             21.1%
12/31/2011                        1.03                 0                 0              0.25%             -7.8%
12/31/2010                        1.12                 0                 0              0.25%             11.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.00%             21.4%
12/31/2011                        1.03                 0                 0              0.00%             -7.5%
12/31/2010                        1.12                 0                 0              0.00%             11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               2.3%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Ridgeworth Mid-Cap Value Inst Class - 76628R615

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       735,760   $       672,918            63,337
                                                                         ===============   ===============
Receivables: investments sold                                    8,460
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       744,220
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       744,220           605,890   $          1.23
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.26
                                                       ---------------   ---------------
Total                                                  $       744,220           605,890
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        13,123
Mortality & expense charges                                                                        (14,065)
                                                                                           ---------------
Net investment income (loss)                                                                          (942)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (11,049)
Realized gain distributions                                                                          2,031
Net change in unrealized appreciation (depreciation)                                               198,179
                                                                                           ---------------
Net gain (loss)                                                                                    189,161
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       188,219
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (942)  $              2,860
Net realized gain (loss)                                                     (11,049)               (26,923)
Realized gain distributions                                                    2,031                 83,448
Net change in unrealized appreciation (depreciation)                         198,179               (135,337)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            188,219                (75,952)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     301,630              1,884,918
Cost of units redeemed                                                      (722,581)              (831,798)
Account charges                                                                 (160)                   (56)
                                                                --------------------   --------------------
Increase (decrease)                                                         (421,111)             1,053,064
                                                                --------------------   --------------------
Net increase (decrease)                                                     (232,892)               977,112
Net assets, beginning                                                        977,112                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            744,220   $            977,112
                                                                ====================   ====================
Units sold                                                                   273,206              1,710,215
Units redeemed                                                              (624,070)              (753,461)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (350,864)               956,754
Units outstanding, beginning                                                 956,754                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    605,890                956,754
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,186,548
Cost of units redeemed/account charges                                                           (1,554,595)
Net investment income (loss)                                                                          1,918
Net realized gain (loss)                                                                            (37,972)
Realized gain distributions                                                                          85,479
Net change in unrealized appreciation (depreciation)                                                 62,842
                                                                                       --------------------
Net assets                                                                             $            744,220
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23               606   $           744              1.25%             20.3%
12/31/2011                        1.02               957               977              1.25%             -8.5%
12/31/2010                        1.12                 0                 0              1.25%             11.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%             20.6%
12/31/2011                        1.02                 0                 0              1.00%             -8.2%
12/31/2010                        1.12                 0                 0              1.00%             11.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.75%             20.9%
12/31/2011                        1.03                 0                 0              0.75%             -8.0%
12/31/2010                        1.12                 0                 0              0.75%             11.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.50%             21.2%
12/31/2011                        1.03                 0                 0              0.50%             -7.8%
12/31/2010                        1.12                 0                 0              0.50%             11.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.25%             21.5%
12/31/2011                        1.03                 0                 0              0.25%             -7.5%
12/31/2010                        1.12                 0                 0              0.25%             11.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.00%             21.8%
12/31/2011                        1.04                 0                 0              0.00%             -7.3%
12/31/2010                        1.12                 0                 0              0.00%             11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Ridgeworth Small Cap Value A Class - 76628R466

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       879,191   $       848,792            64,492
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,093)
                                                       ---------------
Net assets                                             $       877,098
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       820,392           692,722   $          1.18
Band 100                                                            --                --              1.19
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.20
Band 25                                                             --                --              1.21
Band 0                                                          56,706            46,596              1.22
                                                       ---------------   ---------------
Total                                                  $       877,098           739,318
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        10,541
Mortality & expense charges                                                                         (5,367)
                                                                                           ---------------
Net investment income (loss)                                                                         5,174
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             8,340
Realized gain distributions                                                                         24,736
Net change in unrealized appreciation (depreciation)                                                32,148
                                                                                           ---------------
Net gain (loss)                                                                                     65,224
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        70,398
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,174   $                 (5)
Net realized gain (loss)                                                       8,340                 (2,018)
Realized gain distributions                                                   24,736                  4,067
Net change in unrealized appreciation (depreciation)                          32,148                 (1,749)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             70,398                    295
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,431,124                 93,636
Cost of units redeemed                                                      (703,803)               (14,138)
Account charges                                                                 (381)                   (33)
                                                                --------------------   --------------------
Increase (decrease)                                                          726,940                 79,465
                                                                --------------------   --------------------
Net increase (decrease)                                                      797,338                 79,760
Net assets, beginning                                                         79,760                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            877,098   $             79,760
                                                                ====================   ====================
Units sold                                                                 2,287,210                 92,239
Units redeemed                                                            (1,625,356)               (14,775)
                                                                --------------------   --------------------
Net increase (decrease)                                                      661,854                 77,464
Units outstanding, beginning                                                  77,464                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    739,318                 77,464
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,524,760
Cost of units redeemed/account charges                                                             (718,355)
Net investment income (loss)                                                                          5,169
Net realized gain (loss)                                                                              6,322
Realized gain distributions                                                                          28,803
Net change in unrealized appreciation (depreciation)                                                 30,399
                                                                                       --------------------
Net assets                                                                             $            877,098
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18               693   $           820              1.25%             15.0%
12/31/2011                        1.03                77                80              1.25%             -5.2%
12/31/2010                        1.09                 0                 0              1.25%              8.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              1.00%             15.3%
12/31/2011                        1.03                 0                 0              1.00%             -4.9%
12/31/2010                        1.09                 0                 0              1.00%              8.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.75%             15.6%
12/31/2011                        1.04                 0                 0              0.75%             -4.7%
12/31/2010                        1.09                 0                 0              0.75%              8.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.50%             15.9%
12/31/2011                        1.04                 0                 0              0.50%             -4.5%
12/31/2010                        1.09                 0                 0              0.50%              8.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.25%             16.2%
12/31/2011                        1.04                 0                 0              0.25%             -4.2%
12/31/2010                        1.09                 0                 0              0.25%              8.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                47   $            57              0.00%             16.5%
12/31/2011                        1.04                 0                 0              0.00%             -4.0%
12/31/2010                        1.09                 0                 0              0.00%              8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               0.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Ridgeworth Small Cap Value Inst Class - 76628R474

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       231,198   $       220,155            17,399
                                                                         ===============   ===============
Receivables: investments sold                                    9,260
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       240,458
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       240,458           201,736   $          1.19
Band 100                                                            --                --              1.20
Band 75                                                             --                --              1.20
Band 50                                                             --                --              1.21
Band 25                                                             --                --              1.22
Band 0                                                              --                --              1.22
                                                       ---------------   ---------------
Total                                                  $       240,458           201,736
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,642
Mortality & expense charges                                                                         (2,591)
                                                                                           ---------------
Net investment income (loss)                                                                         1,051
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               540
Realized gain distributions                                                                          6,416
Net change in unrealized appreciation (depreciation)                                                20,690
                                                                                           ---------------
Net gain (loss)                                                                                     27,646
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        28,697
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,051   $                 89
Net realized gain (loss)                                                         540                    (89)
Realized gain distributions                                                    6,416                  7,150
Net change in unrealized appreciation (depreciation)                          20,690                 (9,647)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             28,697                 (2,497)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     115,619                225,816
Cost of units redeemed                                                       (54,332)               (72,802)
Account charges                                                                  (43)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           61,244                153,014
                                                                --------------------   --------------------
Net increase (decrease)                                                       89,941                150,517
Net assets, beginning                                                        150,517                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            240,458   $            150,517
                                                                ====================   ====================
Units sold                                                                   104,637                210,623
Units redeemed                                                               (48,553)               (64,971)
                                                                --------------------   --------------------
Net increase (decrease)                                                       56,084                145,652
Units outstanding, beginning                                                 145,652                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    201,736                145,652
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            341,435
Cost of units redeemed/account charges                                                             (127,177)
Net investment income (loss)                                                                          1,140
Net realized gain (loss)                                                                                451
Realized gain distributions                                                                          13,566
Net change in unrealized appreciation (depreciation)                                                 11,043
                                                                                       --------------------
Net assets                                                                             $            240,458
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19               202   $           240              1.25%             15.3%
12/31/2011                        1.03               146               151              1.25%             -4.9%
12/31/2010                        1.09                 0                 0              1.25%              8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              1.00%             15.6%
12/31/2011                        1.04                 0                 0              1.00%             -4.7%
12/31/2010                        1.09                 0                 0              1.00%              8.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.75%             15.9%
12/31/2011                        1.04                 0                 0              0.75%             -4.4%
12/31/2010                        1.09                 0                 0              0.75%              8.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.50%             16.2%
12/31/2011                        1.04                 0                 0              0.50%             -4.2%
12/31/2010                        1.09                 0                 0              0.50%              8.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.25%             16.5%
12/31/2011                        1.05                 0                 0              0.25%             -4.0%
12/31/2010                        1.09                 0                 0              0.25%              8.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.00%             16.8%
12/31/2011                        1.05                 0                 0              0.00%             -3.7%
12/31/2010                        1.09                 0                 0              0.00%              8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               0.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Ridgeworth Total Return Bond R Class - 76628T488

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       159,808   $       160,772            14,985
                                                                         ===============   ===============
Receivables: investments sold                                    3,087
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       162,895
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       162,895           148,375   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.12
Band 0                                                              --                --              1.13
                                                       ---------------   ---------------
Total                                                  $       162,895           148,375
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,219
Mortality & expense charges                                                                         (1,081)
                                                                                           ---------------
Net investment income (loss)                                                                           138
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                15
Realized gain distributions                                                                          2,904
Net change in unrealized appreciation (depreciation)                                                  (964)
                                                                                           ---------------
Net gain (loss)                                                                                      1,955
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,093
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                138   $                 --
Net realized gain (loss)                                                          15                     --
Realized gain distributions                                                    2,904                     --
Net change in unrealized appreciation (depreciation)                            (964)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,093                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     235,336                     --
Cost of units redeemed                                                       (74,468)                    --
Account charges                                                                  (66)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          160,802                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      162,895                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            162,895   $                 --
                                                                ====================   ====================
Units sold                                                                   217,165                     --
Units redeemed                                                               (68,790)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      148,375                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    148,375                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            235,336
Cost of units redeemed/account charges                                                              (74,534)
Net investment income (loss)                                                                            138
Net realized gain (loss)                                                                                 15
Realized gain distributions                                                                           2,904
Net change in unrealized appreciation (depreciation)                                                   (964)
                                                                                       --------------------
Net assets                                                                             $            162,895
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10               148   $           163              1.25%              3.1%
12/31/2011                        1.06                 0                 0              1.25%              7.9%
12/31/2010                        0.99                 0                 0              1.25%             -1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%              3.4%
12/31/2011                        1.07                 0                 0              1.00%              8.1%
12/31/2010                        0.99                 0                 0              1.00%             -1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%              3.6%
12/31/2011                        1.07                 0                 0              0.75%              8.4%
12/31/2010                        0.99                 0                 0              0.75%             -1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%              3.9%
12/31/2011                        1.07                 0                 0              0.50%              8.7%
12/31/2010                        0.99                 0                 0              0.50%             -1.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.25%              4.1%
12/31/2011                        1.08                 0                 0              0.25%              8.9%
12/31/2010                        0.99                 0                 0              0.25%             -1.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.00%              4.4%
12/31/2011                        1.08                 0                 0              0.00%              9.2%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Ridgeworth Total Return Bond A Class - 76628T496

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        36,548   $        37,273             3,292
                                                                         ===============   ===============
Receivables: investments sold                                      424
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        36,972
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        36,972            33,468   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
Total                                                  $        36,972            33,468
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           159
Mortality & expense charges                                                                           (119)
                                                                                           ---------------
Net investment income (loss)                                                                            40
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (183)
Realized gain distributions                                                                            878
Net change in unrealized appreciation (depreciation)                                                  (725)
                                                                                           ---------------
Net gain (loss)                                                                                        (30)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            10
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 40   $                 --
Net realized gain (loss)                                                        (183)                    --
Realized gain distributions                                                      878                     --
Net change in unrealized appreciation (depreciation)                            (725)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 10                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      50,430                     --
Cost of units redeemed                                                       (13,468)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                           36,962                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,972                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             36,972   $                 --
                                                                ====================   ====================
Units sold                                                                    45,826                     --
Units redeemed                                                               (12,358)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,468                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,468                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             50,430
Cost of units redeemed/account charges                                                              (13,468)
Net investment income (loss)                                                                             40
Net realized gain (loss)                                                                               (183)
Realized gain distributions                                                                             878
Net change in unrealized appreciation (depreciation)                                                   (725)
                                                                                       --------------------
Net assets                                                                             $             36,972
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                33   $            37              1.25%              3.4%
12/31/2011                        1.07                 0                 0              1.25%              8.1%
12/31/2010                        0.99                 0                 0              1.25%             -1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              1.00%              3.6%
12/31/2011                        1.07                 0                 0              1.00%              8.4%
12/31/2010                        0.99                 0                 0              1.00%             -1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%              3.9%
12/31/2011                        1.07                 0                 0              0.75%              8.7%
12/31/2010                        0.99                 0                 0              0.75%             -1.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%              4.2%
12/31/2011                        1.08                 0                 0              0.50%              8.9%
12/31/2010                        0.99                 0                 0              0.50%             -1.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.25%              4.4%
12/31/2011                        1.08                 0                 0              0.25%              9.2%
12/31/2010                        0.99                 0                 0              0.25%             -1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.00%              4.7%
12/31/2011                        1.08                 0                 0              0.00%              9.5%
12/31/2010                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Russell Commodity Strategies Fund S Class - 782494363 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          0.94
Band 100                                                            --                --              0.95
Band 75                                                             --                --              0.95
Band 50                                                             --                --              0.95
Band 25                                                             --                --              0.95
Band 0                                                              --                --              0.96
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.94                 0   $             0              1.25%             -3.6%
12/31/2011                        0.98                 0                 0              1.25%             -2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              1.00%             -3.4%
12/31/2011                        0.98                 0                 0              1.00%             -2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.75%             -3.1%
12/31/2011                        0.98                 0                 0              0.75%             -2.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.50%             -2.9%
12/31/2011                        0.98                 0                 0              0.50%             -2.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95                 0   $             0              0.25%             -2.7%
12/31/2011                        0.98                 0                 0              0.25%             -2.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.00%             -2.4%
12/31/2011                        0.98                 0                 0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Russell Emerging Markets S Class - 782493746

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       278,828   $       256,058            14,638
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,576)
                                                       ---------------
Net assets                                             $       277,252
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       277,252           138,327   $          2.00
Band 100                                                            --                --              2.02
Band 75                                                             --                --              2.05
Band 50                                                             --                --              2.07
Band 25                                                             --                --              2.09
Band 0                                                              --                --              2.11
                                                       ---------------   ---------------
Total                                                  $       277,252           138,327
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,675
Mortality & expense charges                                                                         (3,194)
                                                                                           ---------------
Net investment income (loss)                                                                          (519)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,409)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                24,826
                                                                                           ---------------
Net gain (loss)                                                                                     17,417
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,898
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (519)  $                (51)
Net realized gain (loss)                                                      (7,409)                   102
Realized gain distributions                                                       --                    381
Net change in unrealized appreciation (depreciation)                          24,826                 (3,839)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,898                 (3,407)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     586,400                  4,463
Cost of units redeemed                                                      (335,333)                (9,794)
Account charges                                                                 (213)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          250,854                 (5,331)
                                                                --------------------   --------------------
Net increase (decrease)                                                      267,752                 (8,738)
Net assets, beginning                                                          9,500                 18,238
                                                                --------------------   --------------------
Net assets, ending                                              $            277,252   $              9,500
                                                                ====================   ====================
Units sold                                                                   320,446                  2,284
Units redeemed                                                              (187,673)                (5,365)
                                                                --------------------   --------------------
Net increase (decrease)                                                      132,773                 (3,081)
Units outstanding, beginning                                                   5,554                  8,635
                                                                --------------------   --------------------
Units outstanding, ending                                                    138,327                  5,554
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            602,506
Cost of units redeemed/account charges                                                             (345,340)
Net investment income (loss)                                                                           (510)
Net realized gain (loss)                                                                             (2,555)
Realized gain distributions                                                                             381
Net change in unrealized appreciation (depreciation)                                                 22,770
                                                                                       --------------------
Net assets                                                                             $            277,252
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.00               138   $           277              1.25%             17.2%
12/31/2011                        1.71                 6                10              1.25%            -19.0%
12/31/2010                        2.11                 9                18              1.25%             18.6%
12/31/2009                        1.78                 2                 3              1.25%             81.7%
12/31/2008                        0.98                 7                 7              1.25%             -2.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.02                 0   $             0              1.00%             17.5%
12/31/2011                        1.72                 0                 0              1.00%            -18.8%
12/31/2010                        2.12                 0                 0              1.00%             18.9%
12/31/2009                        1.79                 0                 0              1.00%             82.2%
12/31/2008                        0.98                 0                 0              1.00%             -2.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.05                 0   $             0              0.75%             17.8%
12/31/2011                        1.74                 0                 0              0.75%            -18.6%
12/31/2010                        2.13                 0                 0              0.75%             19.2%
12/31/2009                        1.79                 0                 0              0.75%             82.7%
12/31/2008                        0.98                 0                 0              0.75%             -2.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.07                 0   $             0              0.50%             18.1%
12/31/2011                        1.75                 0                 0              0.50%            -18.4%
12/31/2010                        2.14                 0                 0              0.50%             19.5%
12/31/2009                        1.79                 0                 0              0.50%             83.2%
12/31/2008                        0.98                 0                 0              0.50%             -2.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.09                 0   $             0              0.25%             18.4%
12/31/2011                        1.76                 0                 0              0.25%            -18.2%
12/31/2010                        2.16                 0                 0              0.25%             19.8%
12/31/2009                        1.80                 0                 0              0.25%             83.6%
12/31/2008                        0.98                 0                 0              0.25%             -2.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.11                 0   $             0              0.00%             18.7%
12/31/2011                        1.78                 0                 0              0.00%            -18.0%
12/31/2010                        2.17                 0                 0              0.00%             20.1%
12/31/2009                        1.80                 0                 0              0.00%             84.1%
12/31/2008                        0.98                 0                 0              0.00%             -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               1.1%
                2010               1.5%
                2009               5.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Russell Global Equity S Class - 782478119

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            23   $            21                 2
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            24
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            24                15   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
Total                                                  $            24                15
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                     2
                                                                                           ---------------
Net gain (loss)                                                                                          2
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $             2
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                               2                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  2                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          35                     --
Cost of units redeemed                                                           (13)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               22                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           24                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 24   $                 --
                                                                ====================   ====================
Units sold                                                                        15                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           15                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         15                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 35
Cost of units redeemed/account charges                                                                  (13)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                      2
                                                                                       --------------------
Net assets                                                                             $                 24
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              1.25%             14.2%
12/31/2011                        1.37                 0                 0              1.25%            -10.2%
12/31/2010                        1.53                 0                 0              1.25%             13.3%
12/31/2009                        1.35                 0                 0              1.25%             35.0%
12/31/2008                        1.00                 0                 0              1.25%              0.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%             14.4%
12/31/2011                        1.38                 0                 0              1.00%            -10.0%
12/31/2010                        1.53                 0                 0              1.00%             13.6%
12/31/2009                        1.35                 0                 0              1.00%             35.5%
12/31/2008                        1.00                 0                 0              1.00%              0.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.75%             14.7%
12/31/2011                        1.39                 0                 0              0.75%             -9.8%
12/31/2010                        1.54                 0                 0              0.75%             13.8%
12/31/2009                        1.36                 0                 0              0.75%             35.8%
12/31/2008                        1.00                 0                 0              0.75%              0.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%             15.0%
12/31/2011                        1.40                 0                 0              0.50%             -9.5%
12/31/2010                        1.55                 0                 0              0.50%             14.1%
12/31/2009                        1.36                 0                 0              0.50%             36.1%
12/31/2008                        1.00                 0                 0              0.50%              0.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             15.3%
12/31/2011                        1.41                 0                 0              0.25%             -9.3%
12/31/2010                        1.56                 0                 0              0.25%             14.4%
12/31/2009                        1.36                 0                 0              0.25%             36.5%
12/31/2008                        1.00                 0                 0              0.25%              0.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.00%             15.6%
12/31/2011                        1.42                 0                 0              0.00%             -9.1%
12/31/2010                        1.57                 0                 0              0.00%             14.7%
12/31/2009                        1.37                 0                 0              0.00%             36.8%
12/31/2008                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Russell Global Infrastructure S Class - 782494256 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.15
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.25%             13.0%
12/31/2011                        1.02                 0                 0              1.25%              1.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             13.3%
12/31/2011                        1.02                 0                 0              1.00%              1.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             13.6%
12/31/2011                        1.02                 0                 0              0.75%              2.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%             13.9%
12/31/2011                        1.02                 0                 0              0.50%              2.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             14.2%
12/31/2011                        1.02                 0                 0              0.25%              2.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.00%             14.4%
12/31/2011                        1.02                 0                 0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Russell Global Opportunistic Credit S Class - 782494199 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.18
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              1.25%             15.2%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              1.00%             15.5%
12/31/2011                        1.02                 0                 0              1.00%              2.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             15.8%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             16.1%
12/31/2011                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.3%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.00%             16.6%
12/31/2011                        1.02                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Russell Global Real Estate Securities S Class - 782493761

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,782,097   $     1,572,035            46,213
                                                                         ===============   ===============
Receivables: investments sold                                   36,393
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,818,490
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,818,490         1,023,008   $          1.78
Band 100                                                            --                --              1.80
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.83
Band 25                                                             --                --              1.85
Band 0                                                              --                --              1.87
                                                       ---------------   ---------------
Total                                                  $     1,818,490         1,023,008
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        95,741
Mortality & expense charges                                                                        (19,836)
                                                                                           ---------------
Net investment income (loss)                                                                        75,905
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            32,729
Realized gain distributions                                                                          5,829
Net change in unrealized appreciation (depreciation)                                               247,984
                                                                                           ---------------
Net gain (loss)                                                                                    286,542
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       362,447
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             75,905   $             13,843
Net realized gain (loss)                                                      32,729                 67,848
Realized gain distributions                                                    5,829                     --
Net change in unrealized appreciation (depreciation)                         247,984               (219,942)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            362,447               (138,251)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     251,565              1,075,793
Cost of units redeemed                                                      (289,826)              (880,268)
Account charges                                                                 (558)                  (365)
                                                                --------------------   --------------------
Increase (decrease)                                                          (38,819)               195,160
                                                                --------------------   --------------------
Net increase (decrease)                                                      323,628                 56,909
Net assets, beginning                                                      1,494,862              1,437,953
                                                                --------------------   --------------------
Net assets, ending                                              $          1,818,490   $          1,494,862
                                                                ====================   ====================
Units sold                                                                   266,760                794,656
Units redeemed                                                              (304,813)              (666,400)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (38,053)               128,256
Units outstanding, beginning                                               1,061,061                932,805
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,023,008              1,061,061
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,700,408
Cost of units redeemed/account charges                                                           (1,328,740)
Net investment income (loss)                                                                        104,531
Net realized gain (loss)                                                                            126,400
Realized gain distributions                                                                           5,829
Net change in unrealized appreciation (depreciation)                                                210,062
                                                                                       --------------------
Net assets                                                                             $          1,818,490
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78             1,023   $         1,818              1.25%             26.2%
12/31/2011                        1.41             1,061             1,495              1.25%             -8.6%
12/31/2010                        1.54               933             1,438              1.25%             21.6%
12/31/2009                        1.27               648               821              1.25%             28.0%
12/31/2008                        0.99                 2                 2              1.25%             -1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.80                 0   $             0              1.00%             26.5%
12/31/2011                        1.42                 0                 0              1.00%             -8.4%
12/31/2010                        1.55                 0                 0              1.00%             21.9%
12/31/2009                        1.27                 0                 0              1.00%             28.4%
12/31/2008                        0.99                 0                 0              1.00%             -1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.81                 0   $             0              0.75%             26.8%
12/31/2011                        1.43                 0                 0              0.75%             -8.2%
12/31/2010                        1.56                 0                 0              0.75%             22.2%
12/31/2009                        1.27                 0                 0              0.75%             28.8%
12/31/2008                        0.99                 0                 0              0.75%             -1.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                 0   $             0              0.50%             27.1%
12/31/2011                        1.44                 0                 0              0.50%             -7.9%
12/31/2010                        1.57                 0                 0              0.50%             22.5%
12/31/2009                        1.28                 0                 0              0.50%             29.1%
12/31/2008                        0.99                 0                 0              0.50%             -1.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.85                 0   $             0              0.25%             27.4%
12/31/2011                        1.45                 0                 0              0.25%             -7.7%
12/31/2010                        1.57                 0                 0              0.25%             22.8%
12/31/2009                        1.28                 0                 0              0.25%             29.4%
12/31/2008                        0.99                 0                 0              0.25%             -1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.87                 0   $             0              0.00%             27.8%
12/31/2011                        1.46                 0                 0              0.00%             -7.5%
12/31/2010                        1.58                 0                 0              0.00%             23.1%
12/31/2009                        1.28                 0                 0              0.00%             29.7%
12/31/2008                        0.99                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.8%
                2011               2.3%
                2010               2.5%
                2009               0.2%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
     Russell International Developed Markets S Class - 782494488 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.33
Band 100                                                            --                --              1.35
Band 75                                                             --                --              1.36
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              1.25%             16.2%
12/31/2011                        1.15                 0                 0              1.25%            -14.9%
12/31/2010                        1.35                 0                 0              1.25%              6.8%
12/31/2009                        1.26                 0                 0              1.25%             27.7%
12/31/2008                        0.99                 0                 0              1.25%             -1.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              1.00%             16.5%
12/31/2011                        1.16                 0                 0              1.00%            -14.7%
12/31/2010                        1.36                 0                 0              1.00%              7.1%
12/31/2009                        1.27                 0                 0              1.00%             28.1%
12/31/2008                        0.99                 0                 0              1.00%             -1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.75%             16.8%
12/31/2011                        1.17                 0                 0              0.75%            -14.4%
12/31/2010                        1.36                 0                 0              0.75%              7.4%
12/31/2009                        1.27                 0                 0              0.75%             28.5%
12/31/2008                        0.99                 0                 0              0.75%             -1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.50%             17.1%
12/31/2011                        1.17                 0                 0              0.50%            -14.2%
12/31/2010                        1.37                 0                 0              0.50%              7.6%
12/31/2009                        1.27                 0                 0              0.50%             28.8%
12/31/2008                        0.99                 0                 0              0.50%             -1.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.25%             17.4%
12/31/2011                        1.18                 0                 0              0.25%            -14.0%
12/31/2010                        1.38                 0                 0              0.25%              7.9%
12/31/2009                        1.28                 0                 0              0.25%             29.1%
12/31/2008                        0.99                 0                 0              0.25%             -1.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.00%             17.7%
12/31/2011                        1.19                 0                 0              0.00%            -13.8%
12/31/2010                        1.38                 0                 0              0.00%              8.2%
12/31/2009                        1.28                 0                 0              0.00%             29.4%
12/31/2008                        0.99                 0                 0              0.00%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Russell Investment Grade Bond S Class - 782494835 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.35
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.38
Band 50                                                             --                --              1.39
Band 25                                                             --                --              1.40
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              1.25%              4.9%
12/31/2011                        1.29                 0                 0              1.25%              4.7%
12/31/2010                        1.23                 0                 0              1.25%              7.2%
12/31/2009                        1.15                 0                 0              1.25%             13.3%
12/31/2008                        1.01                 0                 0              1.25%              1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              1.00%              5.2%
12/31/2011                        1.30                 0                 0              1.00%              4.9%
12/31/2010                        1.24                 0                 0              1.00%              7.5%
12/31/2009                        1.15                 0                 0              1.00%             13.7%
12/31/2008                        1.01                 0                 0              1.00%              1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.75%              5.4%
12/31/2011                        1.31                 0                 0              0.75%              5.2%
12/31/2010                        1.24                 0                 0              0.75%              7.8%
12/31/2009                        1.15                 0                 0              0.75%             13.9%
12/31/2008                        1.01                 0                 0              0.75%              1.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.50%              5.7%
12/31/2011                        1.32                 0                 0              0.50%              5.4%
12/31/2010                        1.25                 0                 0              0.50%              8.0%
12/31/2009                        1.15                 0                 0              0.50%             14.2%
12/31/2008                        1.01                 0                 0              0.50%              1.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.25%              6.0%
12/31/2011                        1.33                 0                 0              0.25%              5.7%
12/31/2010                        1.25                 0                 0              0.25%              8.3%
12/31/2009                        1.16                 0                 0              0.25%             14.5%
12/31/2008                        1.01                 0                 0              0.25%              1.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.00%              6.2%
12/31/2011                        1.34                 0                 0              0.00%              6.0%
12/31/2010                        1.26                 0                 0              0.00%              8.6%
12/31/2009                        1.16                 0                 0              0.00%             14.8%
12/31/2008                        1.01                 0                 0              0.00%              1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2015 Strategy Fund R3 Class - 782494785

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,542,753   $     1,500,689           150,777
                                                                         ===============   ===============
Receivables: investments sold                                    5,729
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,548,482
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,548,482         1,046,141   $          1.48
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.54
Band 0                                                              --                --              1.56
                                                       ---------------   ---------------
Total                                                  $     1,548,482         1,046,141
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        42,168
Mortality & expense charges                                                                        (19,784)
                                                                                           ---------------
Net investment income (loss)                                                                        22,384
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            33,977
Realized gain distributions                                                                         18,816
Net change in unrealized appreciation (depreciation)                                                63,157
                                                                                           ---------------
Net gain (loss)                                                                                    115,950
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       138,334
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,384   $             17,125
Net realized gain (loss)                                                      33,977                 92,175
Realized gain distributions                                                   18,816                  3,872
Net change in unrealized appreciation (depreciation)                          63,157               (124,330)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            138,334                (11,158)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     286,197                689,506
Cost of units redeemed                                                      (445,608)              (510,081)
Account charges                                                                 (924)                  (717)
                                                                --------------------   --------------------
Increase (decrease)                                                         (160,335)               178,708
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,001)               167,550
Net assets, beginning                                                      1,570,483              1,402,933
                                                                --------------------   --------------------
Net assets, ending                                              $          1,548,482   $          1,570,483
                                                                ====================   ====================
Units sold                                                                   481,818                627,969
Units redeemed                                                              (591,337)              (493,441)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (109,519)               134,528
Units outstanding, beginning                                               1,155,660              1,021,132
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,046,141              1,155,660
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,305,496
Cost of units redeemed/account charges                                                           (1,039,506)
Net investment income (loss)                                                                         82,860
Net realized gain (loss)                                                                            130,833
Realized gain distributions                                                                          26,735
Net change in unrealized appreciation (depreciation)                                                 42,064
                                                                                       --------------------
Net assets                                                                             $          1,548,482
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48             1,046   $         1,548              1.25%              8.9%
12/31/2011                        1.36             1,156             1,570              1.25%             -0.8%
12/31/2010                        1.37               911             1,248              1.25%             11.1%
12/31/2009                        1.23               450               555              1.25%             23.1%
12/31/2008                        1.00                 0                 0              1.25%              0.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              1.00%              9.2%
12/31/2011                        1.37                 0                 0              1.00%             -0.6%
12/31/2010                        1.38                 0                 0              1.00%             11.4%
12/31/2009                        1.24                 0                 0              1.00%             23.5%
12/31/2008                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.75%              9.5%
12/31/2011                        1.38                 0                 0              0.75%             -0.3%
12/31/2010                        1.38                 0                 0              0.75%             11.6%
12/31/2009                        1.24                 0                 0              0.75%             23.8%
12/31/2008                        1.00                 0                 0              0.75%              0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.50%              9.7%
12/31/2011                        1.39                 0                 0              0.50%             -0.1%
12/31/2010                        1.39                 0                 0              0.50%             11.9%
12/31/2009                        1.24                 0                 0              0.50%             24.1%
12/31/2008                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.25%             10.0%
12/31/2011                        1.40                 0                 0              0.25%              0.2%
12/31/2010                        1.40                 0                 0              0.25%             12.2%
12/31/2009                        1.25                 0                 0              0.25%             24.4%
12/31/2008                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.00%             10.3%
12/31/2011                        1.41                 0                 0              0.00%              0.4%
12/31/2010                        1.41               111               155              0.00%             12.5%
12/31/2009                        1.25                 0                 0              0.00%             24.7%
12/31/2008                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.7%
                2011               2.3%
                2010               4.7%
                2009               3.7%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2015 Strategy Fund R1 Class - 782494819

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,614,580   $     2,549,896           255,043
                                                                         ===============   ===============
Receivables: investments sold                                    4,717
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,619,297
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,619,297         1,733,191   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.59
                                                       ---------------   ---------------
Total                                                  $     2,619,297         1,733,191
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        84,070
Mortality & expense charges                                                                        (30,357)
                                                                                           ---------------
Net investment income (loss)                                                                        53,713
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            76,714
Realized gain distributions                                                                         31,835
Net change in unrealized appreciation (depreciation)                                                66,356
                                                                                           ---------------
Net gain (loss)                                                                                    174,905
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       228,618
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             53,713   $             54,988
Net realized gain (loss)                                                      76,714                 11,358
Realized gain distributions                                                   31,835                  8,892
Net change in unrealized appreciation (depreciation)                          66,356                (94,653)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            228,618                (19,415)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     611,857              2,070,182
Cost of units redeemed                                                    (1,847,678)              (253,722)
Account charges                                                                 (458)                  (363)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,236,279)             1,816,097
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,007,661)             1,796,682
Net assets, beginning                                                      3,626,958              1,830,276
                                                                --------------------   --------------------
Net assets, ending                                              $          2,619,297   $          3,626,958
                                                                ====================   ====================
Units sold                                                                   425,703              1,526,259
Units redeemed                                                            (1,320,868)              (220,006)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (895,165)             1,306,253
Units outstanding, beginning                                               2,628,356              1,322,103
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,733,191              2,628,356
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,414,652
Cost of units redeemed/account charges                                                           (2,166,137)
Net investment income (loss)                                                                        162,848
Net realized gain (loss)                                                                             96,907
Realized gain distributions                                                                          46,343
Net change in unrealized appreciation (depreciation)                                                 64,684
                                                                                       --------------------
Net assets                                                                             $          2,619,297
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51             1,733   $         2,619              1.25%              9.5%
12/31/2011                        1.38             2,628             3,627              1.25%             -0.3%
12/31/2010                        1.38             1,322             1,830              1.25%             11.6%
12/31/2009                        1.24               157               195              1.25%             23.7%
12/31/2008                        1.00                 0                 0              1.25%              0.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              1.00%              9.8%
12/31/2011                        1.39                 0                 0              1.00%             -0.1%
12/31/2010                        1.39                 0                 0              1.00%             11.9%
12/31/2009                        1.24                 0                 0              1.00%             24.1%
12/31/2008                        1.00                 0                 0              1.00%              0.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.75%             10.1%
12/31/2011                        1.40                 0                 0              0.75%              0.2%
12/31/2010                        1.40                 0                 0              0.75%             12.1%
12/31/2009                        1.25                 0                 0              0.75%             24.4%
12/31/2008                        1.00                 0                 0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.50%             10.3%
12/31/2011                        1.41                 0                 0              0.50%              0.4%
12/31/2010                        1.41                 0                 0              0.50%             12.4%
12/31/2009                        1.25                 0                 0              0.50%             24.7%
12/31/2008                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.25%             10.6%
12/31/2011                        1.42                 0                 0              0.25%              0.7%
12/31/2010                        1.41                 0                 0              0.25%             12.7%
12/31/2009                        1.25                 0                 0              0.25%             25.1%
12/31/2008                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.00%             10.9%
12/31/2011                        1.43                 0                 0              0.00%              0.9%
12/31/2010                        1.42                 0                 0              0.00%             13.0%
12/31/2009                        1.26                 0                 0              0.00%             25.4%
12/31/2008                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.7%
                2011               3.3%
                2010               6.2%
                2009               3.4%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2020 Strategy Fund R1 Class - 782478275

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,761,280   $    15,388,865         1,585,100
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (39,859)
                                                       ---------------
Net assets                                             $    17,721,421
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,721,421        11,567,915   $          1.53
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
Total                                                  $    17,721,421        11,567,915
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       547,672
Mortality & expense charges                                                                       (216,040)
                                                                                           ---------------
Net investment income (loss)                                                                       331,632
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           540,194
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               844,942
                                                                                           ---------------
Net gain (loss)                                                                                  1,385,136
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,716,768
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            331,632   $            237,126
Net realized gain (loss)                                                     540,194                393,382
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         844,942               (874,088)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,716,768               (243,580)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,424,814              4,041,304
Cost of units redeemed                                                    (2,307,888)            (2,819,955)
Account charges                                                               (3,740)                (4,323)
                                                                --------------------   --------------------
Increase (decrease)                                                         (886,814)             1,217,026
                                                                --------------------   --------------------
Net increase (decrease)                                                      829,954                973,446
Net assets, beginning                                                     16,891,467             15,918,021
                                                                --------------------   --------------------
Net assets, ending                                              $         17,721,421   $         16,891,467
                                                                ====================   ====================
Units sold                                                                 2,172,118              2,948,301
Units redeemed                                                            (2,776,987)            (2,072,457)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (604,869)               875,844
Units outstanding, beginning                                              12,172,784             11,296,940
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,567,915             12,172,784
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         19,945,720
Cost of units redeemed/account charges                                                           (6,889,054)
Net investment income (loss)                                                                      1,215,204
Net realized gain (loss)                                                                          1,077,136
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              2,372,415
                                                                                       --------------------
Net assets                                                                             $         17,721,421
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53            11,568   $        17,721              1.25%             10.4%
12/31/2011                        1.39            12,173            16,891              1.25%             -1.5%
12/31/2010                        1.41            11,297            15,918              1.25%             12.3%
12/31/2009                        1.26             9,080            11,396              1.25%             25.0%
12/31/2008                        1.00                 0                 0              1.25%              0.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              1.00%             10.7%
12/31/2011                        1.40                 0                 0              1.00%             -1.3%
12/31/2010                        1.42                 0                 0              1.00%             12.6%
12/31/2009                        1.26                 0                 0              1.00%             25.4%
12/31/2008                        1.00                 0                 0              1.00%              0.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%             11.0%
12/31/2011                        1.41                 0                 0              0.75%             -1.0%
12/31/2010                        1.42                 0                 0              0.75%             12.8%
12/31/2009                        1.26                 0                 0              0.75%             25.7%
12/31/2008                        1.00                 0                 0              0.75%              0.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.50%             11.2%
12/31/2011                        1.42                 0                 0              0.50%             -0.8%
12/31/2010                        1.43                 0                 0              0.50%             13.1%
12/31/2009                        1.26                 0                 0              0.50%             26.0%
12/31/2008                        1.00                 0                 0              0.50%              0.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.25%             11.5%
12/31/2011                        1.43                 0                 0              0.25%             -0.5%
12/31/2010                        1.44                 0                 0              0.25%             13.4%
12/31/2009                        1.27                 0                 0              0.25%             26.3%
12/31/2008                        1.00                 0                 0              0.25%              0.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.00%             11.8%
12/31/2011                        1.44                 0                 0              0.00%             -0.3%
12/31/2010                        1.45                 0                 0              0.00%             13.7%
12/31/2009                        1.27                 0                 0              0.00%             26.7%
12/31/2008                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.2%
                2011               2.7%
                2010               4.5%
                2009               4.8%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2020 Strategy Fund R3 Class - 782478556

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,966,067   $     4,431,340           445,825
                                                                         ===============   ===============
Receivables: investments sold                                    4,888
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,970,955
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,963,617         3,883,235   $          1.28
Band 100                                                         5,324             4,084              1.30
Band 75                                                             --                --              1.33
Band 50                                                          2,014             1,486              1.36
Band 25                                                             --                --              1.38
Band 0                                                              --                --              1.41
                                                       ---------------   ---------------
Total                                                  $     4,970,955         3,888,805
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       130,331
Mortality & expense charges                                                                        (72,125)
                                                                                           ---------------
Net investment income (loss)                                                                        58,206
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           422,106
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               108,765
                                                                                           ---------------
Net gain (loss)                                                                                    530,871
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       589,077
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             58,206   $             62,354
Net realized gain (loss)                                                     422,106                 62,576
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         108,765               (270,026)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            589,077               (145,096)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,400,336              1,512,737
Cost of units redeemed                                                    (3,597,645)              (482,015)
Account charges                                                               (4,535)                (5,490)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,201,844)             1,025,232
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,612,767)               880,136
Net assets, beginning                                                      6,583,722              5,703,586
                                                                --------------------   --------------------
Net assets, ending                                              $          4,970,955   $          6,583,722
                                                                ====================   ====================
Units sold                                                                 1,156,143              1,743,734
Units redeemed                                                            (2,925,919)              (859,290)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,769,776)               884,444
Units outstanding, beginning                                               5,658,581              4,774,137
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,888,805              5,658,581
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         14,140,124
Cost of units redeemed/account charges                                                          (10,757,110)
Net investment income (loss)                                                                        424,213
Net realized gain (loss)                                                                            602,438
Realized gain distributions                                                                          26,563
Net change in unrealized appreciation (depreciation)                                                534,727
                                                                                       --------------------
Net assets                                                                             $          4,970,955
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28             3,883   $         4,964              1.25%              9.9%
12/31/2011                        1.16             5,653             6,577              1.25%             -2.0%
12/31/2010                        1.19             4,391             5,215              1.25%             11.7%
12/31/2009                        1.06             3,519             3,743              1.25%             24.5%
12/31/2008                        0.85             1,835             1,568              1.25%            -30.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 4   $             5              1.00%             10.1%
12/31/2011                        1.18                 4                 5              1.00%             -1.8%
12/31/2010                        1.20                 3                 4              1.00%             11.9%
12/31/2009                        1.08                 0                 0              1.00%             24.8%
12/31/2008                        0.86                 0                 0              1.00%            -29.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.75%             10.4%
12/31/2011                        1.20                 0                 0              0.75%             -1.5%
12/31/2010                        1.22                 0                 0              0.75%             12.2%
12/31/2009                        1.09                 0                 0              0.75%             25.1%
12/31/2008                        0.87                 0                 0              0.75%            -29.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 1   $             2              0.50%             10.7%
12/31/2011                        1.22                 1                 2              0.50%             -1.3%
12/31/2010                        1.24                 1                 2              0.50%             12.5%
12/31/2009                        1.10                 0                 0              0.50%             25.4%
12/31/2008                        0.88                 0                 0              0.50%            -29.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.25%             11.0%
12/31/2011                        1.25                 0                 0              0.25%             -1.0%
12/31/2010                        1.26                 0                 0              0.25%             12.8%
12/31/2009                        1.12                 0                 0              0.25%             25.7%
12/31/2008                        0.89                 0                 0              0.25%            -29.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.00%             11.2%
12/31/2011                        1.27                 0                 0              0.00%             -0.8%
12/31/2010                        1.28               378               483              0.00%             13.1%
12/31/2009                        1.13                 0                 0              0.00%             26.0%
12/31/2008                        0.90                 0                 0              0.00%            -29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               2.3%
                2010               4.2%
                2009               3.8%
                2008               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2025 Strategy Fund R3 Class - 782494751

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,484,226   $     1,420,116           151,562
                                                                         ===============   ===============
Receivables: investments sold                                    8,660
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,492,886
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,492,886           980,956   $          1.52
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
Total                                                  $     1,492,886           980,956
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        33,308
Mortality & expense charges                                                                        (20,369)
                                                                                           ---------------
Net investment income (loss)                                                                        12,939
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            69,790
Realized gain distributions                                                                         28,142
Net change in unrealized appreciation (depreciation)                                                58,741
                                                                                           ---------------
Net gain (loss)                                                                                    156,673
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       169,612
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,939   $             12,280
Net realized gain (loss)                                                      69,790                 57,177
Realized gain distributions                                                   28,142                  4,964
Net change in unrealized appreciation (depreciation)                          58,741               (133,345)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            169,612                (58,924)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     182,207                400,197
Cost of units redeemed                                                      (523,874)              (246,015)
Account charges                                                               (1,130)                (2,055)
                                                                --------------------   --------------------
Increase (decrease)                                                         (342,797)               152,127
                                                                --------------------   --------------------
Net increase (decrease)                                                     (173,185)                93,203
Net assets, beginning                                                      1,666,071              1,572,868
                                                                --------------------   --------------------
Net assets, ending                                              $          1,492,886   $          1,666,071
                                                                ====================   ====================
Units sold                                                                   498,582                428,312
Units redeemed                                                              (733,394)              (314,135)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (234,812)               114,177
Units outstanding, beginning                                               1,215,768              1,101,591
                                                                --------------------   --------------------
Units outstanding, ending                                                    980,956              1,215,768
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,202,379
Cost of units redeemed/account charges                                                           (1,016,441)
Net investment income (loss)                                                                         60,839
Net realized gain (loss)                                                                            148,782
Realized gain distributions                                                                          33,217
Net change in unrealized appreciation (depreciation)                                                 64,110
                                                                                       --------------------
Net assets                                                                             $          1,492,886
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52               981   $         1,493              1.25%             11.1%
12/31/2011                        1.37             1,216             1,666              1.25%             -3.7%
12/31/2010                        1.42               970             1,381              1.25%             12.6%
12/31/2009                        1.26               312               395              1.25%             26.3%
12/31/2008                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              1.00%             11.3%
12/31/2011                        1.38                 0                 0              1.00%             -3.5%
12/31/2010                        1.43                 0                 0              1.00%             12.9%
12/31/2009                        1.27                 0                 0              1.00%             26.6%
12/31/2008                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.75%             11.6%
12/31/2011                        1.39                 0                 0              0.75%             -3.2%
12/31/2010                        1.44                 0                 0              0.75%             13.2%
12/31/2009                        1.27                 0                 0              0.75%             27.0%
12/31/2008                        1.00                 0                 0              0.75%              0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.50%             11.9%
12/31/2011                        1.40                 0                 0              0.50%             -3.0%
12/31/2010                        1.45                 0                 0              0.50%             13.4%
12/31/2009                        1.27                 0                 0              0.50%             27.3%
12/31/2008                        1.00                 0                 0              0.50%              0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.25%             12.2%
12/31/2011                        1.41                 0                 0              0.25%             -2.8%
12/31/2010                        1.45                 0                 0              0.25%             13.7%
12/31/2009                        1.28                 0                 0              0.25%             27.6%
12/31/2008                        1.00                 0                 0              0.25%              0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.00%             12.5%
12/31/2011                        1.42                 0                 0              0.00%             -2.5%
12/31/2010                        1.46               131               192              0.00%             14.0%
12/31/2009                        1.28                 0                 0              0.00%             27.9%
12/31/2008                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               1.9%
                2010               4.5%
                2009               2.8%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2025 Strategy Fund R1 Class - 782494777

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,910,639   $     2,825,322           295,641
                                                                         ===============   ===============
Receivables: investments sold                                    7,343
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,917,982
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,917,982         1,878,393   $          1.55
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.60
Band 25                                                             --                --              1.62
Band 0                                                              --                --              1.63
                                                       ---------------   ---------------
Total                                                  $     2,917,982         1,878,393
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        75,090
Mortality & expense charges                                                                        (30,601)
                                                                                           ---------------
Net investment income (loss)                                                                        44,489
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            89,965
Realized gain distributions                                                                         54,983
Net change in unrealized appreciation (depreciation)                                                85,865
                                                                                           ---------------
Net gain (loss)                                                                                    230,813
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       275,302
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,489   $             38,081
Net realized gain (loss)                                                      89,965                 34,549
Realized gain distributions                                                   54,983                  9,211
Net change in unrealized appreciation (depreciation)                          85,865               (149,770)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            275,302                (67,929)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     962,559              1,670,874
Cost of units redeemed                                                    (1,421,485)              (338,679)
Account charges                                                                 (532)                  (527)
                                                                --------------------   --------------------
Increase (decrease)                                                         (459,458)             1,331,668
                                                                --------------------   --------------------
Net increase (decrease)                                                     (184,156)             1,263,739
Net assets, beginning                                                      3,102,138              1,838,399
                                                                --------------------   --------------------
Net assets, ending                                              $          2,917,982   $          3,102,138
                                                                ====================   ====================
Units sold                                                                   652,712              1,194,989
Units redeemed                                                            (1,002,817)              (244,285)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (350,105)               950,704
Units outstanding, beginning                                               2,228,498              1,277,794
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,878,393              2,228,498
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,426,243
Cost of units redeemed/account charges                                                           (1,920,648)
Net investment income (loss)                                                                        126,648
Net realized gain (loss)                                                                            136,100
Realized gain distributions                                                                          64,322
Net change in unrealized appreciation (depreciation)                                                 85,317
                                                                                       --------------------
Net assets                                                                             $          2,917,982
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55             1,878   $         2,918              1.25%             11.6%
12/31/2011                        1.39             2,228             3,102              1.25%             -3.2%
12/31/2010                        1.44             1,278             1,838              1.25%             13.2%
12/31/2009                        1.27               149               189              1.25%             26.9%
12/31/2008                        1.00                 0                 0              1.25%              0.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              1.00%             11.9%
12/31/2011                        1.40                 0                 0              1.00%             -3.0%
12/31/2010                        1.45                 0                 0              1.00%             13.5%
12/31/2009                        1.27                 0                 0              1.00%             27.2%
12/31/2008                        1.00                 0                 0              1.00%              0.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.75%             12.2%
12/31/2011                        1.41                 0                 0              0.75%             -2.8%
12/31/2010                        1.45                 0                 0              0.75%             13.7%
12/31/2009                        1.28                 0                 0              0.75%             27.6%
12/31/2008                        1.00                 0                 0              0.75%              0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.50%             12.4%
12/31/2011                        1.42                 0                 0              0.50%             -2.5%
12/31/2010                        1.46                 0                 0              0.50%             14.0%
12/31/2009                        1.28                 0                 0              0.50%             27.9%
12/31/2008                        1.00                 0                 0              0.50%              0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.25%             12.7%
12/31/2011                        1.43                 0                 0              0.25%             -2.3%
12/31/2010                        1.47                 0                 0              0.25%             14.3%
12/31/2009                        1.28                 0                 0              0.25%             28.2%
12/31/2008                        1.00                 0                 0              0.25%              0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.00%             13.0%
12/31/2011                        1.45                 0                 0              0.00%             -2.0%
12/31/2010                        1.48                 0                 0              0.00%             14.6%
12/31/2009                        1.29                 0                 0              0.00%             28.5%
12/31/2008                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.5%
                2011               2.7%
                2010               5.3%
                2009               3.1%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2030 Strategy Fund R1 Class - 782478259

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,517,900   $    10,559,916         1,183,816
                                                                         ===============   ===============
Receivables: investments sold                                   66,068
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,583,968
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,583,968         8,077,089   $          1.56
Band 100                                                            --                --              1.57
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.62
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
Total                                                  $    12,583,968         8,077,089
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       280,646
Mortality & expense charges                                                                       (148,592)
                                                                                           ---------------
Net investment income (loss)                                                                       132,054
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           460,716
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               810,287
                                                                                           ---------------
Net gain (loss)                                                                                  1,271,003
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,403,057
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            132,054   $             88,697
Net realized gain (loss)                                                     460,716                208,780
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         810,287               (977,233)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,403,057               (679,756)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     845,531              3,152,718
Cost of units redeemed                                                    (1,318,732)            (1,609,627)
Account charges                                                               (4,830)                (4,896)
                                                                --------------------   --------------------
Increase (decrease)                                                         (478,031)             1,538,195
                                                                --------------------   --------------------
Net increase (decrease)                                                      925,026                858,439
Net assets, beginning                                                     11,658,942             10,800,503
                                                                --------------------   --------------------
Net assets, ending                                              $         12,583,968   $         11,658,942
                                                                ====================   ====================
Units sold                                                                 1,805,183              2,310,127
Units redeemed                                                            (2,154,602)            (1,256,087)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (349,419)             1,054,040
Units outstanding, beginning                                               8,426,508              7,372,468
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,077,089              8,426,508
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         13,787,645
Cost of units redeemed/account charges                                                           (4,483,156)
Net investment income (loss)                                                                        469,256
Net realized gain (loss)                                                                            852,239
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,957,984
                                                                                       --------------------
Net assets                                                                             $         12,583,968
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56             8,077   $        12,584              1.25%             12.6%
12/31/2011                        1.38             8,427            11,659              1.25%             -5.6%
12/31/2010                        1.46             7,372            10,801              1.25%             13.7%
12/31/2009                        1.29             6,117             7,880              1.25%             28.9%
12/31/2008                        1.00                 0                 0              1.25%              0.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              1.00%             12.9%
12/31/2011                        1.39                 0                 0              1.00%             -5.3%
12/31/2010                        1.47                 0                 0              1.00%             14.0%
12/31/2009                        1.29                 0                 0              1.00%             29.3%
12/31/2008                        1.00                 0                 0              1.00%             -0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.75%             13.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.1%
12/31/2010                        1.48                 0                 0              0.75%             14.3%
12/31/2009                        1.29                 0                 0              0.75%             29.6%
12/31/2008                        1.00                 0                 0              0.75%             -0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%             13.5%
12/31/2011                        1.42                 0                 0              0.50%             -4.8%
12/31/2010                        1.49                 0                 0              0.50%             14.6%
12/31/2009                        1.30                 0                 0              0.50%             29.9%
12/31/2008                        1.00                 0                 0              0.50%             -0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.25%             13.7%
12/31/2011                        1.43                 0                 0              0.25%             -4.6%
12/31/2010                        1.50                 0                 0              0.25%             14.9%
12/31/2009                        1.30                 0                 0              0.25%             30.2%
12/31/2008                        1.00                 0                 0              0.25%             -0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.00%             14.0%
12/31/2011                        1.44                 0                 0              0.00%             -4.4%
12/31/2010                        1.50                 0                 0              0.00%             15.2%
12/31/2009                        1.30                 0                 0              0.00%             30.6%
12/31/2008                        1.00                 0                 0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               2.1%
                2010               2.9%
                2009               3.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2030 Strategy Fund R3 Class - 782478523

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,226,383   $     3,655,402           398,304
                                                                         ===============   ===============
Receivables: investments sold                                    3,613
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,229,996
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,229,996         3,647,520   $          1.16
Band 100                                                            --                --              1.18
Band 75                                                             --                --              1.21
Band 50                                                             --                --              1.23
Band 25                                                             --                --              1.25
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
Total                                                  $     4,229,996         3,647,520
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        72,906
Mortality & expense charges                                                                        (60,700)
                                                                                           ---------------
Net investment income (loss)                                                                        12,206
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           440,867
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               150,499
                                                                                           ---------------
Net gain (loss)                                                                                    591,366
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       603,572
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,206   $             14,657
Net realized gain (loss)                                                     440,867                229,458
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         150,499               (603,664)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            603,572               (359,549)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,019,851              1,566,715
Cost of units redeemed                                                    (2,845,682)              (659,208)
Account charges                                                               (4,478)                (5,553)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,830,309)               901,954
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,226,737)               542,405
Net assets, beginning                                                      5,456,733              4,914,328
                                                                --------------------   --------------------
Net assets, ending                                              $          4,229,996   $          5,456,733
                                                                ====================   ====================
Units sold                                                                   925,784              1,748,382
Units redeemed                                                            (2,545,055)              (925,080)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,619,271)               823,302
Units outstanding, beginning                                               5,266,791              4,443,489
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,647,520              5,266,791
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         12,309,052
Cost of units redeemed/account charges                                                           (9,415,902)
Net investment income (loss)                                                                        160,531
Net realized gain (loss)                                                                            575,152
Realized gain distributions                                                                          30,182
Net change in unrealized appreciation (depreciation)                                                570,981
                                                                                       --------------------
Net assets                                                                             $          4,229,996
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             3,648   $         4,230              1.25%             11.9%
12/31/2011                        1.04             5,267             5,457              1.25%             -6.0%
12/31/2010                        1.10             4,215             4,643              1.25%             13.2%
12/31/2009                        0.97             3,449             3,357              1.25%             28.3%
12/31/2008                        0.76             1,528             1,159              1.25%            -40.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              1.00%             12.2%
12/31/2011                        1.05                 0                 0              1.00%             -5.7%
12/31/2010                        1.12                 0                 0              1.00%             13.5%
12/31/2009                        0.99                 0                 0              1.00%             28.6%
12/31/2008                        0.77                 0                 0              1.00%            -39.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21                 0   $             0              0.75%             12.5%
12/31/2011                        1.07                 0                 0              0.75%             -5.5%
12/31/2010                        1.13                 0                 0              0.75%             13.8%
12/31/2009                        1.00                 0                 0              0.75%             28.9%
12/31/2008                        0.77                 0                 0              0.75%            -39.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              0.50%             12.8%
12/31/2011                        1.09                 0                 0              0.50%             -5.2%
12/31/2010                        1.15                 0                 0              0.50%             14.1%
12/31/2009                        1.01                 0                 0              0.50%             29.2%
12/31/2008                        0.78                 0                 0              0.50%            -39.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.25%             13.1%
12/31/2011                        1.11                 0                 0              0.25%             -5.0%
12/31/2010                        1.17                 0                 0              0.25%             14.3%
12/31/2009                        1.02                 0                 0              0.25%             29.5%
12/31/2008                        0.79                 0                 0              0.25%            -39.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.00%             13.3%
12/31/2011                        1.13                 0                 0              0.00%             -4.8%
12/31/2010                        1.19               229               271              0.00%             14.6%
12/31/2009                        1.03                 0                 0              0.00%             29.9%
12/31/2008                        0.80                 0                 0              0.00%            -39.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.6%
                2010               2.5%
                2009               2.8%
                2008               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2035 Strategy Fund R3 Class - 782494728

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,079,931   $     1,042,533           112,848
                                                                         ===============   ===============
Receivables: investments sold                                    2,286
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,082,217
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,082,217           705,970   $          1.53
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
Total                                                  $     1,082,217           705,970
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        14,586
Mortality & expense charges                                                                        (14,238)
                                                                                           ---------------
Net investment income (loss)                                                                           348
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            49,130
Realized gain distributions                                                                         28,354
Net change in unrealized appreciation (depreciation)                                                71,015
                                                                                           ---------------
Net gain (loss)                                                                                    148,499
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       148,847
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                348   $              1,675
Net realized gain (loss)                                                      49,130                 72,064
Realized gain distributions                                                   28,354                  5,662
Net change in unrealized appreciation (depreciation)                          71,015               (164,156)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            148,847                (84,755)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     339,982                410,270
Cost of units redeemed                                                      (426,723)              (230,072)
Account charges                                                               (1,044)                  (943)
                                                                --------------------   --------------------
Increase (decrease)                                                          (87,785)               179,255
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,062                 94,500
Net assets, beginning                                                      1,021,155                926,655
                                                                --------------------   --------------------
Net assets, ending                                              $          1,082,217   $          1,021,155
                                                                ====================   ====================
Units sold                                                                   923,183                431,139
Units redeemed                                                              (970,715)              (311,293)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (47,532)               119,846
Units outstanding, beginning                                                 753,502                633,656
                                                                --------------------   --------------------
Units outstanding, ending                                                    705,970                753,502
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,644,278
Cost of units redeemed/account charges                                                             (782,906)
Net investment income (loss)                                                                         16,086
Net realized gain (loss)                                                                            133,345
Realized gain distributions                                                                          34,016
Net change in unrealized appreciation (depreciation)                                                 37,398
                                                                                       --------------------
Net assets                                                                             $          1,082,217
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53               706   $         1,082              1.25%             13.1%
12/31/2011                        1.36               754             1,021              1.25%             -6.8%
12/31/2010                        1.45               496               721              1.25%             13.2%
12/31/2009                        1.28               323               415              1.25%             28.4%
12/31/2008                        1.00                 0                 0              1.25%              0.1%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              1.00%             13.4%
12/31/2011                        1.37                 0                 0              1.00%             -6.6%
12/31/2010                        1.46                 0                 0              1.00%             13.5%
12/31/2009                        1.29                 0                 0              1.00%             28.8%
12/31/2008                        1.00                 0                 0              1.00%              0.0%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%             13.7%
12/31/2011                        1.38                 0                 0              0.75%             -6.3%
12/31/2010                        1.47                 0                 0              0.75%             13.8%
12/31/2009                        1.29                 0                 0              0.75%             29.1%
12/31/2008                        1.00                 0                 0              0.75%              0.0%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -6.1%
12/31/2010                        1.48                 0                 0              0.50%             14.0%
12/31/2009                        1.29                 0                 0              0.50%             29.5%
12/31/2008                        1.00                 0                 0              0.50%              0.0%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.9%
12/31/2010                        1.48                 0                 0              0.25%             14.3%
12/31/2009                        1.30                 0                 0              0.25%             29.8%
12/31/2008                        1.00                 0                 0              0.25%              0.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.00%             14.5%
12/31/2011                        1.41                 0                 0              0.00%             -5.6%
12/31/2010                        1.49               138               206              0.00%             14.6%
12/31/2009                        1.30                 0                 0              0.00%             30.1%
12/31/2008                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               1.4%
                2010               2.6%
                2009               2.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2035 Strategy Fund R1 Class - 782494744

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,342,145   $     1,296,505           140,260
                                                                         ===============   ===============
Receivables: investments sold                                    4,354
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,346,499
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,346,499           860,139   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
Total                                                  $     1,346,499           860,139
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        25,504
Mortality & expense charges                                                                        (15,297)
                                                                                           ---------------
Net investment income (loss)                                                                        10,207
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            52,237
Realized gain distributions                                                                         35,132
Net change in unrealized appreciation (depreciation)                                                57,137
                                                                                           ---------------
Net gain (loss)                                                                                    144,506
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       154,713
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,207   $             10,750
Net realized gain (loss)                                                      52,237                 10,489
Realized gain distributions                                                   35,132                  8,107
Net change in unrealized appreciation (depreciation)                          57,137                (94,826)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            154,713                (65,480)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       3,158                819,495
Cost of units redeemed                                                      (276,407)              (111,097)
Account charges                                                               (1,059)                  (520)
                                                                --------------------   --------------------
Increase (decrease)                                                         (274,308)               707,878
                                                                --------------------   --------------------
Net increase (decrease)                                                     (119,595)               642,398
Net assets, beginning                                                      1,466,094                823,696
                                                                --------------------   --------------------
Net assets, ending                                              $          1,346,499   $          1,466,094
                                                                ====================   ====================
Units sold                                                                   406,498                598,313
Units redeemed                                                              (610,836)               (94,002)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (204,338)               504,311
Units outstanding, beginning                                               1,064,477                560,166
                                                                --------------------   --------------------
Units outstanding, ending                                                    860,139              1,064,477
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,616,381
Cost of units redeemed/account charges                                                             (459,719)
Net investment income (loss)                                                                         34,096
Net realized gain (loss)                                                                             66,862
Realized gain distributions                                                                          43,239
Net change in unrealized appreciation (depreciation)                                                 45,640
                                                                                       --------------------
Net assets                                                                             $          1,346,499
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57               860   $         1,346              1.25%             13.7%
12/31/2011                        1.38             1,064             1,466              1.25%             -6.3%
12/31/2010                        1.47               560               824              1.25%             13.8%
12/31/2009                        1.29                44                57              1.25%             29.3%
12/31/2008                        1.00                 0                 0              1.25%              0.0%

                                                                BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%             13.9%
12/31/2011                        1.39                 0                 0              1.00%             -6.1%
12/31/2010                        1.48                 0                 0              1.00%             14.1%
12/31/2009                        1.30                 0                 0              1.00%             29.7%
12/31/2008                        1.00                 0                 0              1.00%             -0.1%

                                                                BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.75%             14.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.9%
12/31/2010                        1.49                 0                 0              0.75%             14.4%
12/31/2009                        1.30                 0                 0              0.75%             30.0%
12/31/2008                        1.00                 0                 0              0.75%             -0.1%

                                                                BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.6%
12/31/2010                        1.49                 0                 0              0.50%             14.7%
12/31/2009                        1.30                 0                 0              0.50%             30.3%
12/31/2008                        1.00                 0                 0              0.50%             -0.1%

                                                                BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%
12/31/2009                        1.31                 0                 0              0.25%             30.6%
12/31/2008                        1.00                 0                 0              0.25%              0.0%

                                                                BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%
12/31/2009                        1.31                 0                 0              0.00%             31.0%
12/31/2008                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               2.1%
                2010               4.0%
                2009               2.7%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2040 Strategy Fund R1 Class - 782478234

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,648,808   $     9,054,831           986,596
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,434)
                                                       ---------------
Net assets                                             $    10,645,374
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,645,374         6,815,827   $          1.56
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.59
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.64
                                                       ---------------   ---------------
Total                                                  $    10,645,374         6,815,827
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       202,490
Mortality & expense charges                                                                       (122,761)
                                                                                           ---------------
Net investment income (loss)                                                                        79,729
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           339,143
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               852,543
                                                                                           ---------------
Net gain (loss)                                                                                  1,191,686
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,271,415
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             79,729   $             54,896
Net realized gain (loss)                                                     339,143                203,255
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         852,543               (869,537)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,271,415               (611,386)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     987,837              3,210,657
Cost of units redeemed                                                    (1,032,895)            (1,553,326)
Account charges                                                               (6,278)                (9,871)
                                                                --------------------   --------------------
Increase (decrease)                                                          (51,336)             1,647,460
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,220,079              1,036,074
Net assets, beginning                                                      9,425,295              8,389,221
                                                                --------------------   --------------------
Net assets, ending                                              $         10,645,374   $          9,425,295
                                                                ====================   ====================
Units sold                                                                 1,781,789              2,531,979
Units redeemed                                                            (1,826,085)            (1,389,244)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (44,296)             1,142,735
Units outstanding, beginning                                               6,860,123              5,717,388
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,815,827              6,860,123
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,756,720
Cost of units redeemed/account charges                                                           (3,658,571)
Net investment income (loss)                                                                        310,535
Net realized gain (loss)                                                                            642,713
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,593,977
                                                                                       --------------------
Net assets                                                                             $         10,645,374
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56             6,816   $        10,645              1.25%             13.7%
12/31/2011                        1.37             6,860             9,425              1.25%             -6.4%
12/31/2010                        1.47             5,717             8,389              1.25%             13.8%
12/31/2009                        1.29             4,372             5,638              1.25%             29.0%
12/31/2008                        1.00                 0                 0              1.25%              0.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%             14.0%
12/31/2011                        1.38                 0                 0              1.00%             -6.1%
12/31/2010                        1.47                 0                 0              1.00%             14.1%
12/31/2009                        1.29                 0                 0              1.00%             29.4%
12/31/2008                        1.00                 0                 0              1.00%             -0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.75%             14.3%
12/31/2011                        1.39                 0                 0              0.75%             -5.9%
12/31/2010                        1.48                 0                 0              0.75%             14.4%
12/31/2009                        1.30                 0                 0              0.75%             29.7%
12/31/2008                        1.00                 0                 0              0.75%             -0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.7%
12/31/2010                        1.49                 0                 0              0.50%             14.7%
12/31/2009                        1.30                 0                 0              0.50%             30.0%
12/31/2008                        1.00                 0                 0              0.50%             -0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%
12/31/2009                        1.30                 0                 0              0.25%             30.3%
12/31/2008                        1.00                 0                 0              0.25%              0.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.64                 0   $             0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%
12/31/2009                        1.31                 0                 0              0.00%             30.7%
12/31/2008                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               1.9%
                2010               2.8%
                2009               3.6%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2040 Strategy Fund R3 Class - 782478481

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,386,498   $     2,902,041           314,538
                                                                         ===============   ===============
Receivables: investments sold                                    1,084
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,387,582
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,382,714         2,893,410   $          1.17
Band 100                                                         4,868             4,083              1.19
Band 75                                                             --                --              1.22
Band 50                                                             --                --              1.24
Band 25                                                             --                --              1.26
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
Total                                                  $     3,387,582         2,897,493
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        46,881
Mortality & expense charges                                                                        (48,589)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,708)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           355,967
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               157,735
                                                                                           ---------------
Net gain (loss)                                                                                    513,702
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       511,994
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,708)  $              2,156
Net realized gain (loss)                                                     355,967                (51,591)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         157,735               (271,969)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            511,994               (321,404)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,143,145              1,064,122
Cost of units redeemed                                                    (2,470,435)              (468,546)
Account charges                                                               (5,835)                (6,107)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,333,125)               589,469
                                                                --------------------   --------------------
Net increase (decrease)                                                     (821,131)               268,065
Net assets, beginning                                                      4,208,713              3,940,648
                                                                --------------------   --------------------
Net assets, ending                                              $          3,387,582   $          4,208,713
                                                                ====================   ====================
Units sold                                                                 1,047,097              1,203,946
Units redeemed                                                            (2,222,550)              (672,195)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,175,453)               531,751
Units outstanding, beginning                                               4,072,946              3,541,195
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,897,493              4,072,946
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,964,991
Cost of units redeemed/account charges                                                           (6,488,466)
Net investment income (loss)                                                                         98,684
Net realized gain (loss)                                                                            293,756
Realized gain distributions                                                                          34,160
Net change in unrealized appreciation (depreciation)                                                484,457
                                                                                       --------------------
Net assets                                                                             $          3,387,582
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17             2,893   $         3,383              1.25%             13.1%
12/31/2011                        1.03             4,072             4,207              1.25%             -6.9%
12/31/2010                        1.11             3,405             3,778              1.25%             13.3%
12/31/2009                        0.98             2,545             2,492              1.25%             28.4%
12/31/2008                        0.76             1,441             1,099              1.25%            -40.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 4   $             5              1.00%             13.4%
12/31/2011                        1.05                 1                 1              1.00%             -6.6%
12/31/2010                        1.13                 0                 0              1.00%             13.6%
12/31/2009                        0.99                 0                 0              1.00%             28.7%
12/31/2008                        0.77                 0                 0              1.00%            -40.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.75%             13.7%
12/31/2011                        1.07                 0                 0              0.75%             -6.4%
12/31/2010                        1.14                 0                 0              0.75%             13.9%
12/31/2009                        1.00                 0                 0              0.75%             29.0%
12/31/2008                        0.78                 0                 0              0.75%            -40.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.50%             14.0%
12/31/2011                        1.09                 0                 0              0.50%             -6.2%
12/31/2010                        1.16                 0                 0              0.50%             14.1%
12/31/2009                        1.02                 0                 0              0.50%             29.4%
12/31/2008                        0.79                 0                 0              0.50%            -40.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.25%             14.3%
12/31/2011                        1.11                 0                 0              0.25%             -5.9%
12/31/2010                        1.18                 0                 0              0.25%             14.4%
12/31/2009                        1.03                 0                 0              0.25%             29.7%
12/31/2008                        0.79                 0                 0              0.25%            -39.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.00%             14.6%
12/31/2011                        1.13                 0                 0              0.00%             -5.7%
12/31/2010                        1.19               137               163              0.00%             14.7%
12/31/2009                        1.04                 0                 0              0.00%             30.0%
12/31/2008                        0.80                 0                 0              0.00%            -39.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.3%
                2010               2.4%
                2009               2.6%
                2008               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2045 Strategy Fund R3 Class - 782494686

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       294,000   $       284,390            31,820
                                                                         ===============   ===============
Receivables: investments sold                                      661
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       294,661
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       294,661           192,032   $          1.53
Band 100                                                            --                --              1.55
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
Total                                                  $       294,661           192,032
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,372
Mortality & expense charges                                                                         (5,664)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,292)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            11,132
Realized gain distributions                                                                          5,790
Net change in unrealized appreciation (depreciation)                                                41,337
                                                                                           ---------------
Net gain (loss)                                                                                     58,259
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        56,967
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,292)  $              1,105
Net realized gain (loss)                                                      11,132                 21,259
Realized gain distributions                                                    5,790                 18,962
Net change in unrealized appreciation (depreciation)                          41,337                (69,755)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             56,967                (28,429)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     242,314                183,347
Cost of units redeemed                                                      (414,661)               (58,009)
Account charges                                                               (1,375)                  (948)
                                                                --------------------   --------------------
Increase (decrease)                                                         (173,722)               124,390
                                                                --------------------   --------------------
Net increase (decrease)                                                     (116,755)                95,961
Net assets, beginning                                                        411,416                315,455
                                                                --------------------   --------------------
Net assets, ending                                              $            294,661   $            411,416
                                                                ====================   ====================
Units sold                                                                   175,592                177,293
Units redeemed                                                              (287,060)               (89,942)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (111,468)                87,351
Units outstanding, beginning                                                 303,500                216,149
                                                                --------------------   --------------------
Units outstanding, ending                                                    192,032                303,500
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            721,080
Cost of units redeemed/account charges                                                             (500,832)
Net investment income (loss)                                                                          4,461
Net realized gain (loss)                                                                             35,590
Realized gain distributions                                                                          24,752
Net change in unrealized appreciation (depreciation)                                                  9,610
                                                                                       --------------------
Net assets                                                                             $            294,661
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53               192   $           295              1.25%             13.2%
12/31/2011                        1.36               304               411              1.25%             -6.7%
12/31/2010                        1.45               183               265              1.25%             13.2%
12/31/2009                        1.28                78               100              1.25%             28.4%
12/31/2008                        1.00                 0                 0              1.25%              0.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              1.00%             13.5%
12/31/2011                        1.37                 0                 0              1.00%             -6.5%
12/31/2010                        1.46                 0                 0              1.00%             13.5%
12/31/2009                        1.29                 0                 0              1.00%             28.8%
12/31/2008                        1.00                 0                 0              1.00%              0.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.75%             13.8%
12/31/2011                        1.38                 0                 0              0.75%             -6.3%
12/31/2010                        1.47                 0                 0              0.75%             13.8%
12/31/2009                        1.29                 0                 0              0.75%             29.1%
12/31/2008                        1.00                 0                 0              0.75%              0.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -6.0%
12/31/2010                        1.48                 0                 0              0.50%             14.1%
12/31/2009                        1.29                 0                 0              0.50%             29.4%
12/31/2008                        1.00                 0                 0              0.50%              0.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.8%
12/31/2010                        1.48                 0                 0              0.25%             14.3%
12/31/2009                        1.30                 0                 0              0.25%             29.7%
12/31/2008                        1.00                 0                 0              0.25%              0.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.00%             14.6%
12/31/2011                        1.41                 0                 0              0.00%             -5.6%
12/31/2010                        1.49                34                50              0.00%             14.6%
12/31/2009                        1.30                 0                 0              0.00%             30.0%
12/31/2008                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.5%
                2010               2.8%
                2009               2.7%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2045 Strategy Fund R1 Class - 782494710

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,294,284   $     1,252,278           138,213
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (11,661)
                                                       ---------------
Net assets                                             $     1,282,623
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,282,623           818,249   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.62
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
Total                                                  $     1,282,623           818,249
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        23,599
Mortality & expense charges                                                                        (13,286)
                                                                                           ---------------
Net investment income (loss)                                                                        10,313
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,205
Realized gain distributions                                                                         25,409
Net change in unrealized appreciation (depreciation)                                                88,837
                                                                                           ---------------
Net gain (loss)                                                                                    124,451
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       134,764
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,313   $              8,306
Net realized gain (loss)                                                      10,205                  1,656
Realized gain distributions                                                   25,409                 44,237
Net change in unrealized appreciation (depreciation)                          88,837                (74,130)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            134,764                (19,931)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     350,122                752,441
Cost of units redeemed                                                      (162,734)               (43,152)
Account charges                                                               (1,645)                  (817)
                                                                --------------------   --------------------
Increase (decrease)                                                          185,743                708,472
                                                                --------------------   --------------------
Net increase (decrease)                                                      320,507                688,541
Net assets, beginning                                                        962,116                273,575
                                                                --------------------   --------------------
Net assets, ending                                              $          1,282,623   $            962,116
                                                                ====================   ====================
Units sold                                                                   385,884                624,665
Units redeemed                                                              (266,108)              (112,133)
                                                                --------------------   --------------------
Net increase (decrease)                                                      119,776                512,532
Units outstanding, beginning                                                 698,473                185,941
                                                                --------------------   --------------------
Units outstanding, ending                                                    818,249                698,473
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,349,621
Cost of units redeemed/account charges                                                             (215,123)
Net investment income (loss)                                                                         23,011
Net realized gain (loss)                                                                             13,462
Realized gain distributions                                                                          69,646
Net change in unrealized appreciation (depreciation)                                                 42,006
                                                                                       --------------------
Net assets                                                                             $          1,282,623
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57               818   $         1,283              1.25%             13.8%
12/31/2011                        1.38               698               962              1.25%             -6.4%
12/31/2010                        1.47               186               274              1.25%             13.8%
12/31/2009                        1.29                18                24              1.25%             29.4%
12/31/2008                        1.00                 0                 0              1.25%              0.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%             14.1%
12/31/2011                        1.39                 0                 0              1.00%             -6.1%
12/31/2010                        1.48                 0                 0              1.00%             14.1%
12/31/2009                        1.30                 0                 0              1.00%             29.8%
12/31/2008                        1.00                 0                 0              1.00%             -0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.75%             14.4%
12/31/2011                        1.40                 0                 0              0.75%             -5.9%
12/31/2010                        1.49                 0                 0              0.75%             14.4%
12/31/2009                        1.30                 0                 0              0.75%             30.1%
12/31/2008                        1.00                 0                 0              0.75%             -0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.50%             14.7%
12/31/2011                        1.41                 0                 0              0.50%             -5.7%
12/31/2010                        1.49                 0                 0              0.50%             14.7%
12/31/2009                        1.30                 0                 0              0.50%             30.4%
12/31/2008                        1.00                 0                 0              0.50%             -0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             14.9%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%
12/31/2010                        1.50                 0                 0              0.25%             14.9%
12/31/2009                        1.31                 0                 0              0.25%             30.7%
12/31/2008                        1.00                 0                 0              0.25%             -0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.00%             15.2%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%
12/31/2010                        1.51                 0                 0              0.00%             15.2%
12/31/2009                        1.31                 0                 0              0.00%             31.1%
12/31/2008                        1.00                 0                 0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               2.3%
                2010               3.9%
                2009               2.8%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2050 Strategy Fund R3 Class - 782494652

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       316,975   $       298,590            40,040
                                                                         ===============   ===============
Receivables: investments sold                                      145
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       317,120
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       314,021           204,746   $          1.53
Band 100                                                         3,099             2,000              1.55
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.58
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.61
                                                       ---------------   ---------------
Total                                                  $       317,120           206,746
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,213
Mortality & expense charges                                                                         (4,922)
                                                                                           ---------------
Net investment income (loss)                                                                          (709)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (70,376)
Realized gain distributions                                                                          2,829
Net change in unrealized appreciation (depreciation)                                               119,831
                                                                                           ---------------
Net gain (loss)                                                                                     52,284
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        51,575
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (709)  $              1,410
Net realized gain (loss)                                                     (70,376)                10,924
Realized gain distributions                                                    2,829                 76,996
Net change in unrealized appreciation (depreciation)                         119,831               (117,750)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             51,575                (28,420)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      25,316                274,172
Cost of units redeemed                                                      (148,931)               (47,344)
Account charges                                                               (1,532)                  (747)
                                                                --------------------   --------------------
Increase (decrease)                                                         (125,147)               226,081
                                                                --------------------   --------------------
Net increase (decrease)                                                      (73,572)               197,661
Net assets, beginning                                                        390,692                193,031
                                                                --------------------   --------------------
Net assets, ending                                              $            317,120   $            390,692
                                                                ====================   ====================
Units sold                                                                   174,443                226,157
Units redeemed                                                              (255,903)               (70,239)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (81,460)               155,918
Units outstanding, beginning                                                 288,206                132,288
                                                                --------------------   --------------------
Units outstanding, ending                                                    206,746                288,206
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            479,072
Cost of units redeemed/account charges                                                             (204,042)
Net investment income (loss)                                                                          2,912
Net realized gain (loss)                                                                            (59,337)
Realized gain distributions                                                                          80,130
Net change in unrealized appreciation (depreciation)                                                 18,385
                                                                                       --------------------
Net assets                                                                             $            317,120
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53               205   $           314              1.25%             13.1%
12/31/2011                        1.36               288               391              1.25%             -6.6%
12/31/2010                        1.45               107               155              1.25%             13.2%
12/31/2009                        1.28                17                22              1.25%             28.3%
12/31/2008                        1.00                 0                 0              1.25%              0.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 2   $             3              1.00%             13.4%
12/31/2011                        1.37                 0                 0              1.00%             -6.4%
12/31/2010                        1.46                 0                 0              1.00%             13.5%
12/31/2009                        1.29                 0                 0              1.00%             28.7%
12/31/2008                        1.00                 0                 0              1.00%             -0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%             13.7%
12/31/2011                        1.38                 0                 0              0.75%             -6.2%
12/31/2010                        1.47                 0                 0              0.75%             13.8%
12/31/2009                        1.29                 0                 0              0.75%             29.0%
12/31/2008                        1.00                 0                 0              0.75%             -0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -5.9%
12/31/2010                        1.47                 0                 0              0.50%             14.1%
12/31/2009                        1.29                 0                 0              0.50%             29.3%
12/31/2008                        1.00                 0                 0              0.50%             -0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.7%
12/31/2010                        1.48                 0                 0              0.25%             14.4%
12/31/2009                        1.30                 0                 0              0.25%             29.6%
12/31/2008                        1.00                 0                 0              0.25%             -0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.00%             14.6%
12/31/2011                        1.41                 0                 0              0.00%             -5.5%
12/31/2010                        1.49                26                38              0.00%             14.7%
12/31/2009                        1.30                 0                 0              0.00%             30.0%
12/31/2008                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.2%
                2011               1.7%
                2010               2.6%
                2009               2.5%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2050 Strategy Fund R1 Class - 782494678

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,289,439   $     1,296,880           163,228
                                                                         ===============   ===============
Receivables: investments sold                                    3,330
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,292,769
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,292,769           825,646   $          1.57
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.60
Band 50                                                             --                --              1.61
Band 25                                                             --                --              1.63
Band 0                                                              --                --              1.65
                                                       ---------------   ---------------
Total                                                  $     1,292,769           825,646
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        23,263
Mortality & expense charges                                                                        (12,870)
                                                                                           ---------------
Net investment income (loss)                                                                        10,393
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (109,012)
Realized gain distributions                                                                         11,513
Net change in unrealized appreciation (depreciation)                                               214,247
                                                                                           ---------------
Net gain (loss)                                                                                    116,748
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       127,141
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,393   $              8,587
Net realized gain (loss)                                                    (109,012)                 6,570
Realized gain distributions                                                   11,513                215,623
Net change in unrealized appreciation (depreciation)                         214,247               (275,323)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            127,141                (44,543)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     281,192                733,604
Cost of units redeemed                                                      (203,135)               (99,433)
Account charges                                                               (2,200)                (1,157)
                                                                --------------------   --------------------
Increase (decrease)                                                           75,857                633,014
                                                                --------------------   --------------------
Net increase (decrease)                                                      202,998                588,471
Net assets, beginning                                                      1,089,771                501,300
                                                                --------------------   --------------------
Net assets, ending                                              $          1,292,769   $          1,089,771
                                                                ====================   ====================
Units sold                                                                   494,264                604,209
Units redeemed                                                              (459,814)              (154,225)
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,450                449,984
Units outstanding, beginning                                                 791,196                341,212
                                                                --------------------   --------------------
Units outstanding, ending                                                    825,646                791,196
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,466,168
Cost of units redeemed/account charges                                                             (313,187)
Net investment income (loss)                                                                         26,702
Net realized gain (loss)                                                                           (107,523)
Realized gain distributions                                                                         228,050
Net change in unrealized appreciation (depreciation)                                                 (7,441)
                                                                                       --------------------
Net assets                                                                             $          1,292,769
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57               826   $         1,293              1.25%             13.7%
12/31/2011                        1.38               791             1,090              1.25%             -6.2%
12/31/2010                        1.47               341               501              1.25%             13.9%
12/31/2009                        1.29                30                38              1.25%             29.0%
12/31/2008                        1.00                 0                 0              1.25%              0.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%             14.0%
12/31/2011                        1.39                 0                 0              1.00%             -6.0%
12/31/2010                        1.48                 0                 0              1.00%             14.2%
12/31/2009                        1.29                 0                 0              1.00%             29.4%
12/31/2008                        1.00                 0                 0              1.00%              0.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.75%             14.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.8%
12/31/2010                        1.48                 0                 0              0.75%             14.4%
12/31/2009                        1.30                 0                 0              0.75%             29.7%
12/31/2008                        1.00                 0                 0              0.75%              0.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.5%
12/31/2010                        1.49                 0                 0              0.50%             14.7%
12/31/2009                        1.30                 0                 0              0.50%             30.0%
12/31/2008                        1.00                 0                 0              0.50%              0.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.3%
12/31/2010                        1.50                 0                 0              0.25%             15.0%
12/31/2009                        1.30                 0                 0              0.25%             30.4%
12/31/2008                        1.00                 0                 0              0.25%              0.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.1%
12/31/2010                        1.51                 0                 0              0.00%             15.3%
12/31/2009                        1.31                 0                 0              0.00%             30.7%
12/31/2008                        1.00                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               2.2%
                2010               3.8%
                2009               2.7%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2055 Strategy Fund R3 Class - 782494157

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        65,545   $        64,511             6,333
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        65,556
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        65,556            57,382   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.15
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.16
                                                       ---------------   ---------------
Total                                                  $        65,556            57,382
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           845
Mortality & expense charges                                                                           (278)
                                                                                           ---------------
Net investment income (loss)                                                                           567
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               186
Realized gain distributions                                                                            720
Net change in unrealized appreciation (depreciation)                                                 1,034
                                                                                           ---------------
Net gain (loss)                                                                                      1,940
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,507
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                567   $                 --
Net realized gain (loss)                                                         186                     --
Realized gain distributions                                                      720                     --
Net change in unrealized appreciation (depreciation)                           1,034                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,507                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     118,632                     --
Cost of units redeemed                                                       (55,531)                    --
Account charges                                                                  (52)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           63,049                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,556                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             65,556   $                 --
                                                                ====================   ====================
Units sold                                                                   252,386                     --
Units redeemed                                                              (195,004)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       57,382                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     57,382                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            118,632
Cost of units redeemed/account charges                                                              (55,583)
Net investment income (loss)                                                                            567
Net realized gain (loss)                                                                                186
Realized gain distributions                                                                             720
Net change in unrealized appreciation (depreciation)                                                  1,034
                                                                                       --------------------
Net assets                                                                             $             65,556
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                57   $            66              1.25%             13.0%
12/31/2011                        1.01                 0                 0              1.25%              1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             13.3%
12/31/2011                        1.01                 0                 0              1.00%              1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.75%             13.6%
12/31/2011                        1.01                 0                 0              0.75%              1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.50%             13.9%
12/31/2011                        1.01                 0                 0              0.50%              1.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             14.2%
12/31/2011                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.00%             14.4%
12/31/2011                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints 2055 Strategy Fund R1 Class - 782494173

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        25,686   $        25,172             2,580
                                                                         ===============   ===============
Receivables: investments sold                                    1,022
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        26,708
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        26,708            23,218   $          1.15
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.16
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
Total                                                  $        26,708            23,218
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           369
Mortality & expense charges                                                                            (88)
                                                                                           ---------------
Net investment income (loss)                                                                           281
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               (33)
Realized gain distributions                                                                            281
Net change in unrealized appreciation (depreciation)                                                   514
                                                                                           ---------------
Net gain (loss)                                                                                        762
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,043
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                281   $                 --
Net realized gain (loss)                                                         (33)                    --
Realized gain distributions                                                      281                     --
Net change in unrealized appreciation (depreciation)                             514                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,043                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      26,948                     --
Cost of units redeemed                                                        (1,122)                    --
Account charges                                                                 (161)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           25,665                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,708                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             26,708   $                 --
                                                                ====================   ====================
Units sold                                                                    24,392                     --
Units redeemed                                                                (1,174)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,218                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,218                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             26,948
Cost of units redeemed/account charges                                                               (1,283)
Net investment income (loss)                                                                            281
Net realized gain (loss)                                                                                (33)
Realized gain distributions                                                                             281
Net change in unrealized appreciation (depreciation)                                                    514
                                                                                       --------------------
Net assets                                                                             $             26,708
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                23   $            27              1.25%             13.6%
12/31/2011                        1.01                 0                 0              1.25%              1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             13.9%
12/31/2011                        1.01                 0                 0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             14.2%
12/31/2011                        1.01                 0                 0              0.75%              1.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%             14.4%
12/31/2011                        1.01                 0                 0              0.50%              1.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             14.7%
12/31/2011                        1.01                 0                 0              0.25%              1.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.00%             15.0%
12/31/2011                        1.02                 0                 0              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Russell LifePoints Balanced Strategy Fund R1 Class - 782478366

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,787,809   $    15,548,579         1,534,896
                                                                         ===============   ===============
Receivables: investments sold                                    3,960
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    16,791,769
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,791,769        11,102,936   $          1.51
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.54
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.57
Band 0                                                              --                --              1.59
                                                       ---------------   ---------------
Total                                                  $    16,791,769        11,102,936
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       436,567
Mortality & expense charges                                                                       (184,737)
                                                                                           ---------------
Net investment income (loss)                                                                       251,830
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           327,426
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               794,561
                                                                                           ---------------
Net gain (loss)                                                                                  1,121,987
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,373,817
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            251,830   $            107,864
Net realized gain (loss)                                                     327,426                331,056
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         794,561               (845,812)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,373,817               (406,892)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  11,116,864              8,354,265
Cost of units redeemed                                                    (5,242,627)            (6,124,375)
Account charges                                                               (5,459)                (2,483)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,868,778              2,227,407
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,242,595              1,820,515
Net assets, beginning                                                      9,549,174              7,728,659
                                                                --------------------   --------------------
Net assets, ending                                              $         16,791,769   $          9,549,174
                                                                ====================   ====================
Units sold                                                                 8,627,388              5,939,595
Units redeemed                                                            (4,549,452)            (4,389,607)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,077,936              1,549,988
Units outstanding, beginning                                               7,025,000              5,475,012
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,102,936              7,025,000
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         26,774,112
Cost of units redeemed/account charges                                                          (12,668,167)
Net investment income (loss)                                                                        622,311
Net realized gain (loss)                                                                            824,283
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,239,230
                                                                                       --------------------
Net assets                                                                             $         16,791,769
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51            11,103   $        16,792              1.25%             11.3%
12/31/2011                        1.36             7,025             9,549              1.25%             -3.7%
12/31/2010                        1.41             5,475             7,729              1.25%             12.3%
12/31/2009                        1.26             4,743             5,964              1.25%             25.3%
12/31/2008                        1.00                 0                 0              1.25%              0.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              1.00%             11.5%
12/31/2011                        1.37                 0                 0              1.00%             -3.5%
12/31/2010                        1.42                 0                 0              1.00%             12.5%
12/31/2009                        1.26                 0                 0              1.00%             25.7%
12/31/2008                        1.00                 0                 0              1.00%              0.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.75%             11.8%
12/31/2011                        1.38                 0                 0              0.75%             -3.2%
12/31/2010                        1.43                 0                 0              0.75%             12.8%
12/31/2009                        1.26                 0                 0              0.75%             26.0%
12/31/2008                        1.00                 0                 0              0.75%              0.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.50%             12.1%
12/31/2011                        1.39                 0                 0              0.50%             -3.0%
12/31/2010                        1.43                 0                 0              0.50%             13.1%
12/31/2009                        1.27                 0                 0              0.50%             26.3%
12/31/2008                        1.00                 0                 0              0.50%              0.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.25%             12.4%
12/31/2011                        1.40                 0                 0              0.25%             -2.7%
12/31/2010                        1.44                 0                 0              0.25%             13.4%
12/31/2009                        1.27                 0                 0              0.25%             26.6%
12/31/2008                        1.00                 0                 0              0.25%              0.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.00%             12.7%
12/31/2011                        1.41                 0                 0              0.00%             -2.5%
12/31/2010                        1.45                 0                 0              0.00%             13.7%
12/31/2009                        1.27                 0                 0              0.00%             26.9%
12/31/2008                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.3%
                2011               2.6%
                2010               3.7%
                2009               4.5%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Russell LifePoints Balanced Strategy Fund R3 Class - 782493589

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,993,876   $    14,870,069         1,556,720
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,058)
                                                       ---------------
Net assets                                             $    16,983,818
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,347,060         9,417,430   $          1.42
Band 100                                                        53,802            37,151              1.45
Band 75                                                             --                --              1.48
Band 50                                                        742,361           490,976              1.51
Band 25                                                             --                --              1.54
Band 0                                                       2,840,595         1,799,410              1.58
                                                       ---------------   ---------------
Total                                                  $    16,983,818        11,744,967
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       354,899
Mortality & expense charges                                                                       (172,936)
                                                                                           ---------------
Net investment income (loss)                                                                       181,963
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           635,383
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,014,111
                                                                                           ---------------
Net gain (loss)                                                                                  1,649,494
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,831,457
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            181,963   $            141,764
Net realized gain (loss)                                                     635,383                707,180
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,014,111             (1,601,539)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,831,457               (752,595)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,682,532              6,384,242
Cost of units redeemed                                                    (3,698,218)            (3,866,254)
Account charges                                                              (20,342)               (20,462)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,036,028)             2,497,526
                                                                --------------------   --------------------
Net increase (decrease)                                                     (204,571)             1,744,931
Net assets, beginning                                                     17,188,389             15,443,458
                                                                --------------------   --------------------
Net assets, ending                                              $         16,983,818   $         17,188,389
                                                                ====================   ====================
Units sold                                                                 2,668,956              5,482,259
Units redeemed                                                            (4,145,373)            (3,643,655)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,476,417)             1,838,604
Units outstanding, beginning                                              13,221,384             11,382,780
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,744,967             13,221,384
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         53,160,756
Cost of units redeemed/account charges                                                          (38,320,960)
Net investment income (loss)                                                                      1,340,740
Net realized gain (loss)                                                                         (2,076,052)
Realized gain distributions                                                                         755,527
Net change in unrealized appreciation (depreciation)                                              2,123,807
                                                                                       --------------------
Net assets                                                                             $         16,983,818
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42             9,417   $        13,347              1.25%             10.8%
12/31/2011                        1.28            10,824            13,844              1.25%             -4.2%
12/31/2010                        1.34             9,069            12,111              1.25%             11.7%
12/31/2009                        1.20             7,762             9,282              1.25%             24.8%
12/31/2008                        0.96             7,921             7,589              1.25%            -31.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                37   $            54              1.00%             11.1%
12/31/2011                        1.30                43                56              1.00%             -4.0%
12/31/2010                        1.36                39                52              1.00%             11.9%
12/31/2009                        1.21                36                44              1.00%             25.1%
12/31/2008                        0.97                36                34              1.00%            -30.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.75%             11.4%
12/31/2011                        1.33                 0                 0              0.75%             -3.7%
12/31/2010                        1.38                 0                 0              0.75%             12.2%
12/31/2009                        1.23                 0                 0              0.75%             25.5%
12/31/2008                        0.98                 0                 0              0.75%            -30.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51               491   $           742              0.50%             11.6%
12/31/2011                        1.35               460               623              0.50%             -3.5%
12/31/2010                        1.40               426               598              0.50%             12.5%
12/31/2009                        1.25               374               467              0.50%             25.8%
12/31/2008                        0.99               333               331              0.50%            -30.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.25%             11.9%
12/31/2011                        1.38                 0                 0              0.25%             -3.3%
12/31/2010                        1.43                 0                 0              0.25%             12.8%
12/31/2009                        1.27                 0                 0              0.25%             26.1%
12/31/2008                        1.00                 0                 0              0.25%            -30.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58             1,799   $         2,841              0.00%             12.2%
12/31/2011                        1.41             1,895             2,666              0.00%             -3.0%
12/31/2010                        1.45             1,849             2,682              0.00%             13.1%
12/31/2009                        1.28             1,830             2,348              0.00%             26.4%
12/31/2008                        1.02             1,567             1,591              0.00%            -30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               1.9%
                2010               3.2%
                2009               3.0%
                2008               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Russell LifePoints Conservative Strategy Fund R1 Class - 782478325

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,130,392   $     1,997,356           194,901
                                                                         ===============   ===============
Receivables: investments sold                                    3,776
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,134,168
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,134,168         1,506,847   $          1.42
Band 100                                                            --                --              1.43
Band 75                                                             --                --              1.45
Band 50                                                             --                --              1.46
Band 25                                                             --                --              1.47
Band 0                                                              --                --              1.49
                                                       ---------------   ---------------
Total                                                  $     2,134,168         1,506,847
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        70,286
Mortality & expense charges                                                                        (25,638)
                                                                                           ---------------
Net investment income (loss)                                                                        44,648
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            20,033
Realized gain distributions                                                                          3,922
Net change in unrealized appreciation (depreciation)                                                74,580
                                                                                           ---------------
Net gain (loss)                                                                                     98,535
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       143,183
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,648   $             26,229
Net realized gain (loss)                                                      20,033                 55,283
Realized gain distributions                                                    3,922                     --
Net change in unrealized appreciation (depreciation)                          74,580                (66,461)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            143,183                 15,051
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     298,677              1,375,576
Cost of units redeemed                                                      (223,672)              (803,047)
Account charges                                                                 (498)                  (889)
                                                                --------------------   --------------------
Increase (decrease)                                                           74,507                571,640
                                                                --------------------   --------------------
Net increase (decrease)                                                      217,690                586,691
Net assets, beginning                                                      1,916,478              1,329,787
                                                                --------------------   --------------------
Net assets, ending                                              $          2,134,168   $          1,916,478
                                                                ====================   ====================
Units sold                                                                   266,150              1,042,482
Units redeemed                                                              (211,869)              (607,761)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,281                434,721
Units outstanding, beginning                                               1,452,566              1,017,845
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,506,847              1,452,566
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,135,012
Cost of units redeemed/account charges                                                           (1,380,906)
Net investment income (loss)                                                                        136,321
Net realized gain (loss)                                                                            106,783
Realized gain distributions                                                                           3,922
Net change in unrealized appreciation (depreciation)                                                133,036
                                                                                       --------------------
Net assets                                                                             $          2,134,168
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42             1,507   $         2,134              1.25%              7.3%
12/31/2011                        1.32             1,453             1,916              1.25%              1.0%
12/31/2010                        1.31             1,018             1,330              1.25%              9.0%
12/31/2009                        1.20               863             1,034              1.25%             18.9%
12/31/2008                        1.01                 0                 0              1.25%              0.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              1.00%              7.6%
12/31/2011                        1.33                 0                 0              1.00%              1.2%
12/31/2010                        1.31                 0                 0              1.00%              9.3%
12/31/2009                        1.20                 0                 0              1.00%             19.2%
12/31/2008                        1.01                 0                 0              1.00%              0.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.75%              7.9%
12/31/2011                        1.34                 0                 0              0.75%              1.5%
12/31/2010                        1.32                 0                 0              0.75%              9.5%
12/31/2009                        1.21                 0                 0              0.75%             19.5%
12/31/2008                        1.01                 0                 0              0.75%              0.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              0.50%              8.2%
12/31/2011                        1.35                 0                 0              0.50%              1.7%
12/31/2010                        1.33                 0                 0              0.50%              9.8%
12/31/2009                        1.21                 0                 0              0.50%             19.8%
12/31/2008                        1.01                 0                 0              0.50%              0.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.25%              8.4%
12/31/2011                        1.36                 0                 0              0.25%              2.0%
12/31/2010                        1.33                 0                 0              0.25%             10.1%
12/31/2009                        1.21                 0                 0              0.25%             20.1%
12/31/2008                        1.01                 0                 0              0.25%              0.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.00%              8.7%
12/31/2011                        1.37                 0                 0              0.00%              2.3%
12/31/2010                        1.34                 0                 0              0.00%             10.3%
12/31/2009                        1.21                 0                 0              0.00%             20.4%
12/31/2008                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.5%
                2011               2.8%
                2010               4.8%
                2009               6.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Russell LifePoints Conservative Strategy Fund R3 Class - 782493563

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,590,673   $     3,467,150           327,555
                                                                         ===============   ===============
Receivables: investments sold                                    2,606
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,593,279
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,948,649         2,234,299   $          1.32
Band 100                                                         6,842             5,074              1.35
Band 75                                                             --                --              1.38
Band 50                                                        459,903           326,660              1.41
Band 25                                                             --                --              1.44
Band 0                                                         177,885           121,019              1.47
                                                       ---------------   ---------------
Total                                                  $     3,593,279         2,687,052
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        92,943
Mortality & expense charges                                                                        (33,693)
                                                                                           ---------------
Net investment income (loss)                                                                        59,250
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            15,757
Realized gain distributions                                                                          6,596
Net change in unrealized appreciation (depreciation)                                               122,899
                                                                                           ---------------
Net gain (loss)                                                                                    145,252
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       204,502
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             59,250   $             29,349
Net realized gain (loss)                                                      15,757                102,753
Realized gain distributions                                                    6,596                     --
Net change in unrealized appreciation (depreciation)                         122,899               (121,154)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            204,502                 10,948
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,776,341              1,439,607
Cost of units redeemed                                                      (934,307)            (1,206,332)
Account charges                                                               (2,415)                (2,590)
                                                                --------------------   --------------------
Increase (decrease)                                                          839,619                230,685
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,044,121                241,633
Net assets, beginning                                                      2,549,158              2,307,525
                                                                --------------------   --------------------
Net assets, ending                                              $          3,593,279   $          2,549,158
                                                                ====================   ====================
Units sold                                                                 1,605,664              1,158,290
Units redeemed                                                              (954,279)              (966,912)
                                                                --------------------   --------------------
Net increase (decrease)                                                      651,385                191,378
Units outstanding, beginning                                               2,035,667              1,844,289
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,687,052              2,035,667
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,037,823
Cost of units redeemed/account charges                                                           (4,853,246)
Net investment income (loss)                                                                        282,555
Net realized gain (loss)                                                                            (38,307)
Realized gain distributions                                                                          40,931
Net change in unrealized appreciation (depreciation)                                                123,523
                                                                                       --------------------
Net assets                                                                             $          3,593,279
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32             2,234   $         2,949              1.25%              6.7%
12/31/2011                        1.24             1,640             2,027              1.25%              0.5%
12/31/2010                        1.23             1,366             1,681              1.25%              8.5%
12/31/2009                        1.13             1,135             1,286              1.25%             18.3%
12/31/2008                        0.96             1,078             1,033              1.25%            -16.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 5   $             7              1.00%              7.0%
12/31/2011                        1.26                 2                 3              1.00%              0.7%
12/31/2010                        1.25                 0                 0              1.00%              8.8%
12/31/2009                        1.15                 0                 0              1.00%             18.6%
12/31/2008                        0.97                 0                 0              1.00%            -16.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.75%              7.3%
12/31/2011                        1.28                 0                 0              0.75%              1.0%
12/31/2010                        1.27                 0                 0              0.75%              9.1%
12/31/2009                        1.17                 0                 0              0.75%             18.9%
12/31/2008                        0.98                 0                 0              0.75%            -16.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41               327   $           460              0.50%              7.6%
12/31/2011                        1.31               320               419              0.50%              1.2%
12/31/2010                        1.29               294               380              0.50%              9.4%
12/31/2009                        1.18               224               264              0.50%             19.2%
12/31/2008                        0.99               181               179              0.50%            -16.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.25%              7.8%
12/31/2011                        1.33                 0                 0              0.25%              1.5%
12/31/2010                        1.31                 0                 0              0.25%              9.6%
12/31/2009                        1.20                 0                 0              0.25%             19.5%
12/31/2008                        1.00                 0                 0              0.25%            -15.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47               121   $           178              0.00%              8.1%
12/31/2011                        1.36                74               100              0.00%              1.7%
12/31/2010                        1.34               184               246              0.00%              9.9%
12/31/2009                        1.22                32                39              0.00%             19.8%
12/31/2008                        1.02                61                62              0.00%            -15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.0%
                2011               2.3%
                2010               4.4%
                2009               3.7%
                2008               4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Russell LifePoints Equity Growth Strategy Fund R1 Class - 782478416

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,012,160   $       918,263           101,475
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (20,748)
                                                       ---------------
Net assets                                             $       991,412
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       991,412           650,396   $          1.52
Band 100                                                            --                --              1.54
Band 75                                                             --                --              1.56
Band 50                                                             --                --              1.57
Band 25                                                             --                --              1.59
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
Total                                                  $       991,412           650,396
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        15,647
Mortality & expense charges                                                                        (13,183)
                                                                                           ---------------
Net investment income (loss)                                                                         2,464
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            32,504
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                99,929
                                                                                           ---------------
Net gain (loss)                                                                                    132,433
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       134,897
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,464   $             (3,049)
Net realized gain (loss)                                                      32,504                100,703
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          99,929               (200,107)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            134,897               (102,453)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     258,514                354,544
Cost of units redeemed                                                      (437,367)              (456,571)
Account charges                                                               (1,149)                  (729)
                                                                --------------------   --------------------
Increase (decrease)                                                         (180,002)              (102,756)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (45,105)              (205,209)
Net assets, beginning                                                      1,036,517              1,241,726
                                                                --------------------   --------------------
Net assets, ending                                              $            991,412   $          1,036,517
                                                                ====================   ====================
Units sold                                                                   200,398                248,989
Units redeemed                                                              (323,946)              (328,267)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (123,548)               (79,278)
Units outstanding, beginning                                                 773,944                853,222
                                                                --------------------   --------------------
Units outstanding, ending                                                    650,396                773,944
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,007,697
Cost of units redeemed/account charges                                                           (1,323,635)
Net investment income (loss)                                                                         10,503
Net realized gain (loss)                                                                            202,950
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 93,897
                                                                                       --------------------
Net assets                                                                             $            991,412
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52               650   $           991              1.25%             13.8%
12/31/2011                        1.34               774             1,037              1.25%             -8.0%
12/31/2010                        1.46               853             1,242              1.25%             12.7%
12/31/2009                        1.29               607               784              1.25%             29.4%
12/31/2008                        1.00                 0                 0              1.25%             -0.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              1.00%             14.1%
12/31/2011                        1.35                 0                 0              1.00%             -7.7%
12/31/2010                        1.46                 0                 0              1.00%             13.0%
12/31/2009                        1.29                 0                 0              1.00%             29.8%
12/31/2008                        1.00                 0                 0              1.00%             -0.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.75%             14.4%
12/31/2011                        1.36                 0                 0              0.75%             -7.5%
12/31/2010                        1.47                 0                 0              0.75%             13.2%
12/31/2009                        1.30                 0                 0              0.75%             30.1%
12/31/2008                        1.00                 0                 0              0.75%             -0.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.50%             14.7%
12/31/2011                        1.37                 0                 0              0.50%             -7.3%
12/31/2010                        1.48                 0                 0              0.50%             13.5%
12/31/2009                        1.30                 0                 0              0.50%             30.5%
12/31/2008                        1.00                 0                 0              0.50%             -0.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.25%             15.0%
12/31/2011                        1.38                 0                 0              0.25%             -7.1%
12/31/2010                        1.49                 0                 0              0.25%             13.8%
12/31/2009                        1.31                 0                 0              0.25%             30.8%
12/31/2008                        1.00                 0                 0              0.25%             -0.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.00%             15.3%
12/31/2011                        1.39                 0                 0              0.00%             -6.8%
12/31/2010                        1.49                 0                 0              0.00%             14.1%
12/31/2009                        1.31                 0                 0              0.00%             31.1%
12/31/2008                        1.00                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.1%
                2010               1.6%
                2009               2.8%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Russell LifePoints Equity Growth Strategy Fund R3 Class - 782493555

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,613,929   $     3,138,021           382,141
                                                                         ===============   ===============
Receivables: investments sold                                    1,132
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,615,061
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,494,340         1,839,463   $          1.36
Band 100                                                            25                18              1.39
Band 75                                                             --                --              1.42
Band 50                                                        220,326           152,303              1.45
Band 25                                                             --                --              1.48
Band 0                                                         900,370           596,123              1.51
                                                       ---------------   ---------------
Total                                                  $     3,615,061         2,587,907
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        42,879
Mortality & expense charges                                                                        (29,864)
                                                                                           ---------------
Net investment income (loss)                                                                        13,015
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           112,151
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               296,523
                                                                                           ---------------
Net gain (loss)                                                                                    408,674
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       421,689
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,015   $              4,409
Net realized gain (loss)                                                     112,151                 79,687
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         296,523               (355,956)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            421,689               (271,860)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     687,669                900,810
Cost of units redeemed                                                      (554,054)              (908,676)
Account charges                                                               (2,285)                (3,260)
                                                                --------------------   --------------------
Increase (decrease)                                                          131,330                (11,126)
                                                                --------------------   --------------------
Net increase (decrease)                                                      553,019               (282,986)
Net assets, beginning                                                      3,062,042              3,345,028
                                                                --------------------   --------------------
Net assets, ending                                              $          3,615,061   $          3,062,042
                                                                ====================   ====================
Units sold                                                                   763,902                780,889
Units redeemed                                                              (661,038)              (802,023)
                                                                --------------------   --------------------
Net increase (decrease)                                                      102,864                (21,134)
Units outstanding, beginning                                               2,485,043              2,506,177
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,587,907              2,485,043
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,290,884
Cost of units redeemed/account charges                                                           (5,688,681)
Net investment income (loss)                                                                         99,265
Net realized gain (loss)                                                                           (821,520)
Realized gain distributions                                                                         259,205
Net change in unrealized appreciation (depreciation)                                                475,908
                                                                                       --------------------
Net assets                                                                             $          3,615,061
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36             1,839   $         2,494              1.25%             13.2%
12/31/2011                        1.20             1,720             2,059              1.25%             -8.4%
12/31/2010                        1.31             1,828             2,388              1.25%             12.1%
12/31/2009                        1.17             1,834             2,137              1.25%             28.8%
12/31/2008                        0.91             1,809             1,637              1.25%            -42.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              1.00%             13.5%
12/31/2011                        1.22                 0                 0              1.00%             -8.1%
12/31/2010                        1.33                18                24              1.00%             12.4%
12/31/2009                        1.18                13                16              1.00%             29.1%
12/31/2008                        0.92                 8                 7              1.00%            -42.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.75%             13.8%
12/31/2011                        1.24                 0                 0              0.75%             -7.9%
12/31/2010                        1.35                 0                 0              0.75%             12.7%
12/31/2009                        1.20                 0                 0              0.75%             29.4%
12/31/2008                        0.93                 0                 0              0.75%            -42.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45               152   $           220              0.50%             14.1%
12/31/2011                        1.27               110               139              0.50%             -7.7%
12/31/2010                        1.37                96               132              0.50%             13.0%
12/31/2009                        1.22                66                80              0.50%             29.7%
12/31/2008                        0.94                55                51              0.50%            -42.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.25%             14.4%
12/31/2011                        1.29                 0                 0              0.25%             -7.4%
12/31/2010                        1.40                 0                 0              0.25%             13.2%
12/31/2009                        1.23                 0                 0              0.25%             30.1%
12/31/2008                        0.95                 0                 0              0.25%            -42.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51               596   $           900              0.00%             14.7%
12/31/2011                        1.32               656               864              0.00%             -7.2%
12/31/2010                        1.42               565               801              0.00%             13.5%
12/31/2009                        1.25               498               623              0.00%             30.4%
12/31/2008                        0.96               353               338              0.00%            -42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.1%
                2010               1.4%
                2009               1.6%
                2008               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Russell LifePoints Growth Strategy Fund R1 Class - 782478382

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,217,839   $     2,798,220           310,803
                                                                         ===============   ===============
Receivables: investments sold                                    5,192
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,223,031
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,223,031         2,122,936   $          1.52
Band 100                                                            --                --              1.53
Band 75                                                             --                --              1.55
Band 50                                                             --                --              1.56
Band 25                                                             --                --              1.58
Band 0                                                              --                --              1.60
                                                       ---------------   ---------------
Total                                                  $     3,223,031         2,122,936
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        66,576
Mortality & expense charges                                                                        (38,729)
                                                                                           ---------------
Net investment income (loss)                                                                        27,847
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            65,152
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               260,588
                                                                                           ---------------
Net gain (loss)                                                                                    325,740
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       353,587
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             27,847   $             14,169
Net realized gain (loss)                                                      65,152                151,189
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         260,588               (356,049)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            353,587               (190,691)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     353,926                590,931
Cost of units redeemed                                                      (437,144)              (515,117)
Account charges                                                               (2,130)                (4,295)
                                                                --------------------   --------------------
Increase (decrease)                                                          (85,348)                71,519
                                                                --------------------   --------------------
Net increase (decrease)                                                      268,239               (119,172)
Net assets, beginning                                                      2,954,792              3,073,964
                                                                --------------------   --------------------
Net assets, ending                                              $          3,223,031   $          2,954,792
                                                                ====================   ====================
Units sold                                                                   364,054                512,043
Units redeemed                                                              (428,009)              (456,017)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (63,955)                56,026
Units outstanding, beginning                                               2,186,891              2,130,865
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,122,936              2,186,891
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,919,066
Cost of units redeemed/account charges                                                           (1,507,447)
Net investment income (loss)                                                                        104,653
Net realized gain (loss)                                                                            287,140
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                419,619
                                                                                       --------------------
Net assets                                                                             $          3,223,031
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52             2,123   $         3,223              1.25%             12.4%
12/31/2011                        1.35             2,187             2,955              1.25%             -6.3%
12/31/2010                        1.44             2,131             3,074              1.25%             13.1%
12/31/2009                        1.28             1,633             2,083              1.25%             27.5%
12/31/2008                        1.00                 0                 0              1.25%              0.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              1.00%             12.6%
12/31/2011                        1.36                 0                 0              1.00%             -6.1%
12/31/2010                        1.45                 0                 0              1.00%             13.3%
12/31/2009                        1.28                 0                 0              1.00%             27.9%
12/31/2008                        1.00                 0                 0              1.00%              0.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.75%             12.9%
12/31/2011                        1.37                 0                 0              0.75%             -5.9%
12/31/2010                        1.46                 0                 0              0.75%             13.6%
12/31/2009                        1.28                 0                 0              0.75%             28.2%
12/31/2008                        1.00                 0                 0              0.75%              0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.50%             13.2%
12/31/2011                        1.38                 0                 0              0.50%             -5.6%
12/31/2010                        1.46                 0                 0              0.50%             13.9%
12/31/2009                        1.29                 0                 0              0.50%             28.5%
12/31/2008                        1.00                 0                 0              0.50%              0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              0.25%             13.5%
12/31/2011                        1.39                 0                 0              0.25%             -5.4%
12/31/2010                        1.47                 0                 0              0.25%             14.2%
12/31/2009                        1.29                 0                 0              0.25%             28.8%
12/31/2008                        1.00                 0                 0              0.25%              0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.00%             13.8%
12/31/2011                        1.40                 0                 0              0.00%             -5.2%
12/31/2010                        1.48                 0                 0              0.00%             14.5%
12/31/2009                        1.29                 0                 0              0.00%             29.2%
12/31/2008                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               1.7%
                2010               2.8%
                2009               3.3%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
          Russell LifePoints Growth Strategy Fund R3 Class - 782493597

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,306,804   $     6,878,851           805,440
                                                                         ===============   ===============
Receivables: investments sold                                    5,339
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,312,143
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,215,370         5,204,753   $          1.39
Band 100                                                        41,945            29,612              1.42
Band 75                                                             --                --              1.45
Band 50                                                        569,824           385,295              1.48
Band 25                                                             --                --              1.51
Band 0                                                         485,004           314,098              1.54
                                                       ---------------   ---------------
Total                                                  $     8,312,143         5,933,758
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       120,402
Mortality & expense charges                                                                        (85,104)
                                                                                           ---------------
Net investment income (loss)                                                                        35,298
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           107,207
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               712,336
                                                                                           ---------------
Net gain (loss)                                                                                    819,543
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       854,841
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             35,298   $             17,395
Net realized gain (loss)                                                     107,207                (73,482)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         712,336               (439,379)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            854,841               (495,466)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,487,262              1,334,239
Cost of units redeemed                                                    (1,089,008)            (1,148,512)
Account charges                                                               (6,127)                (5,941)
                                                                --------------------   --------------------
Increase (decrease)                                                          392,127                179,786
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,246,968               (315,680)
Net assets, beginning                                                      7,065,175              7,380,855
                                                                --------------------   --------------------
Net assets, ending                                              $          8,312,143   $          7,065,175
                                                                ====================   ====================
Units sold                                                                 1,381,490              1,080,819
Units redeemed                                                            (1,091,966)              (938,976)
                                                                --------------------   --------------------
Net increase (decrease)                                                      289,524                141,843
Units outstanding, beginning                                               5,644,234              5,502,391
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,933,758              5,644,234
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         17,141,734
Cost of units redeemed/account charges                                                           (9,909,851)
Net investment income (loss)                                                                        323,706
Net realized gain (loss)                                                                         (1,075,441)
Realized gain distributions                                                                         404,042
Net change in unrealized appreciation (depreciation)                                              1,427,953
                                                                                       --------------------
Net assets                                                                             $          8,312,143
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39             5,205   $         7,215              1.25%             11.8%
12/31/2011                        1.24             4,913             6,090              1.25%             -6.8%
12/31/2010                        1.33             4,778             6,354              1.25%             12.3%
12/31/2009                        1.18             4,297             5,086              1.25%             27.0%
12/31/2008                        0.93             2,986             2,783              1.25%            -37.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                30   $            42              1.00%             12.1%
12/31/2011                        1.26                12                15              1.00%             -6.6%
12/31/2010                        1.35                 7                10              1.00%             12.6%
12/31/2009                        1.20                 6                 8              1.00%             27.3%
12/31/2008                        0.94                27                25              1.00%            -36.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 0   $             0              0.75%             12.4%
12/31/2011                        1.29                 0                 0              0.75%             -6.3%
12/31/2010                        1.37                 0                 0              0.75%             12.9%
12/31/2009                        1.22                 0                 0              0.75%             27.6%
12/31/2008                        0.95                 0                 0              0.75%            -36.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48               385   $           570              0.50%             12.7%
12/31/2011                        1.31               413               542              0.50%             -6.1%
12/31/2010                        1.40               403               564              0.50%             13.2%
12/31/2009                        1.23               358               442              0.50%             27.9%
12/31/2008                        0.97               309               298              0.50%            -36.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.25%             13.0%
12/31/2011                        1.34                 0                 0              0.25%             -5.8%
12/31/2010                        1.42                 0                 0              0.25%             13.5%
12/31/2009                        1.25                 0                 0              0.25%             28.3%
12/31/2008                        0.98                 0                 0              0.25%            -36.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54               314   $           485              0.00%             13.2%
12/31/2011                        1.36               307               418              0.00%             -5.6%
12/31/2010                        1.44               314               453              0.00%             13.8%
12/31/2009                        1.27               294               374              0.00%             28.6%
12/31/2008                        0.99               228               225              0.00%            -36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               1.4%
                2010               2.3%
                2009               2.2%
                2008               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints In Retirement Fund R3 Class - 782494629

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,032,120   $     1,972,477           194,185
                                                                         ===============   ===============
Receivables: investments sold                                      998
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,033,118
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,033,118         1,896,044   $          1.07
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $     2,033,118         1,896,044
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        59,279
Mortality & expense charges                                                                        (28,897)
                                                                                           ---------------
Net investment income (loss)                                                                        30,382
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            16,858
Realized gain distributions                                                                          8,537
Net change in unrealized appreciation (depreciation)                                               134,751
                                                                                           ---------------
Net gain (loss)                                                                                    160,146
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       190,528
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,382   $             40,907
Net realized gain (loss)                                                      16,858                 (6,689)
Realized gain distributions                                                    8,537                 10,565
Net change in unrealized appreciation (depreciation)                         134,751                (75,108)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            190,528                (30,325)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     423,522              3,786,348
Cost of units redeemed                                                    (1,245,572)            (1,086,193)
Account charges                                                               (1,491)                (3,699)
                                                                --------------------   --------------------
Increase (decrease)                                                         (823,541)             2,696,456
                                                                --------------------   --------------------
Net increase (decrease)                                                     (633,013)             2,666,131
Net assets, beginning                                                      2,666,131                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          2,033,118   $          2,666,131
                                                                ====================   ====================
Units sold                                                                   412,218              3,802,502
Units redeemed                                                            (1,209,016)            (1,109,660)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (796,798)             2,692,842
Units outstanding, beginning                                               2,692,842                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,896,044              2,692,842
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,209,870
Cost of units redeemed/account charges                                                           (2,336,955)
Net investment income (loss)                                                                         71,289
Net realized gain (loss)                                                                             10,169
Realized gain distributions                                                                          19,102
Net change in unrealized appreciation (depreciation)                                                 59,643
                                                                                       --------------------
Net assets                                                                             $          2,033,118
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07             1,896   $         2,033              1.25%              8.3%
12/31/2011                        0.99             2,648             2,621              1.25%             -1.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              8.6%
12/31/2011                        0.99                 0                 0              1.00%             -0.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.9%
12/31/2011                        0.99                 0                 0              0.75%             -0.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              9.1%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              9.4%
12/31/2011                        1.00                 0                 0              0.25%             -0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.7%
12/31/2011                        1.00                45                45              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.5%
                2011               5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell LifePoints In Retirement Fund R1 Class - 782494645

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,459,824   $     4,343,994           425,798
                                                                         ===============   ===============
Receivables: investments sold                                    6,800
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,466,624
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,466,624         4,125,000   $          1.08
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.10
Band 25                                                             --                --              1.10
Band 0                                                              --                --              1.11
                                                       ---------------   ---------------
Total                                                  $     4,466,624         4,125,000
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       152,122
Mortality & expense charges                                                                        (55,441)
                                                                                           ---------------
Net investment income (loss)                                                                        96,681
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            24,313
Realized gain distributions                                                                         18,685
Net change in unrealized appreciation (depreciation)                                               234,055
                                                                                           ---------------
Net gain (loss)                                                                                    277,053
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       373,734
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             96,681   $             79,842
Net realized gain (loss)                                                      24,313                 (1,917)
Realized gain distributions                                                   18,685                 16,989
Net change in unrealized appreciation (depreciation)                         234,055               (118,225)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            373,734                (23,311)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     827,305              5,610,859
Cost of units redeemed                                                    (1,038,405)            (1,280,894)
Account charges                                                               (1,448)                (1,216)
                                                                --------------------   --------------------
Increase (decrease)                                                         (212,548)             4,328,749
                                                                --------------------   --------------------
Net increase (decrease)                                                      161,186              4,305,438
Net assets, beginning                                                      4,305,438                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          4,466,624   $          4,305,438
                                                                ====================   ====================
Units sold                                                                   887,678              5,661,086
Units redeemed                                                            (1,087,661)            (1,336,103)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (199,983)             4,324,983
Units outstanding, beginning                                               4,324,983                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,125,000              4,324,983
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,438,164
Cost of units redeemed/account charges                                                           (2,321,963)
Net investment income (loss)                                                                        176,523
Net realized gain (loss)                                                                             22,396
Realized gain distributions                                                                          35,674
Net change in unrealized appreciation (depreciation)                                                115,830
                                                                                       --------------------
Net assets                                                                             $          4,466,624
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08             4,125   $         4,467              1.25%              8.8%
12/31/2011                        1.00             4,325             4,305              1.25%             -0.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              9.0%
12/31/2011                        1.00                 0                 0              1.00%             -0.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.3%
12/31/2011                        1.00                 0                 0              0.75%              0.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.50%              9.6%
12/31/2011                        1.00                 0                 0              0.50%              0.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.25%              9.9%
12/31/2011                        1.01                 0                 0              0.25%              0.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.00%             10.1%
12/31/2011                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.5%
                2011               6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Russell LifePoints Moderate Strategy Fund R1 Class - 782478341

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,886,032   $     5,785,958           624,187
                                                                         ===============   ===============
Receivables: investments sold                                   23,726
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,909,758
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,909,758         4,654,280   $          1.48
Band 100                                                            --                --              1.50
Band 75                                                             --                --              1.51
Band 50                                                             --                --              1.53
Band 25                                                             --                --              1.55
Band 0                                                              --                --              1.56
                                                       ---------------   ---------------
Total                                                  $     6,909,758         4,654,280
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       219,855
Mortality & expense charges                                                                        (86,657)
                                                                                           ---------------
Net investment income (loss)                                                                       133,198
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           155,063
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               328,762
                                                                                           ---------------
Net gain (loss)                                                                                    483,825
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       617,023
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            133,198   $             94,350
Net realized gain (loss)                                                     155,063                139,493
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         328,762               (301,521)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            617,023                (67,678)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     378,148                715,463
Cost of units redeemed                                                      (828,746)              (803,174)
Account charges                                                               (1,137)                (2,287)
                                                                --------------------   --------------------
Increase (decrease)                                                         (451,735)               (89,998)
                                                                --------------------   --------------------
Net increase (decrease)                                                      165,288               (157,676)
Net assets, beginning                                                      6,744,470              6,902,146
                                                                --------------------   --------------------
Net assets, ending                                              $          6,909,758   $          6,744,470
                                                                ====================   ====================
Units sold                                                                   366,299                521,587
Units redeemed                                                              (681,529)              (584,615)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (315,230)               (63,028)
Units outstanding, beginning                                               4,969,510              5,032,538
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,654,280              4,969,510
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,413,837
Cost of units redeemed/account charges                                                           (2,549,979)
Net investment income (loss)                                                                        549,150
Net realized gain (loss)                                                                            396,676
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,100,074
                                                                                       --------------------
Net assets                                                                             $          6,909,758
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48             4,654   $         6,910              1.25%              9.4%
12/31/2011                        1.36             4,970             6,744              1.25%             -1.0%
12/31/2010                        1.37             5,033             6,902              1.25%             11.2%
12/31/2009                        1.23             4,923             6,073              1.25%             22.7%
12/31/2008                        1.01                 0                 0              1.25%              0.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              1.00%              9.7%
12/31/2011                        1.37                 0                 0              1.00%             -0.8%
12/31/2010                        1.38                 0                 0              1.00%             11.4%
12/31/2009                        1.24                 0                 0              1.00%             23.0%
12/31/2008                        1.01                 0                 0              1.00%              0.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.75%              9.9%
12/31/2011                        1.38                 0                 0              0.75%             -0.6%
12/31/2010                        1.39                 0                 0              0.75%             11.7%
12/31/2009                        1.24                 0                 0              0.75%             23.3%
12/31/2008                        1.01                 0                 0              0.75%              0.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                 0   $             0              0.50%             10.2%
12/31/2011                        1.39                 0                 0              0.50%             -0.3%
12/31/2010                        1.39                 0                 0              0.50%             12.0%
12/31/2009                        1.24                 0                 0              0.50%             23.7%
12/31/2008                        1.01                 0                 0              0.50%              0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.55                 0   $             0              0.25%             10.5%
12/31/2011                        1.40                 0                 0              0.25%             -0.1%
12/31/2010                        1.40                 0                 0              0.25%             12.3%
12/31/2009                        1.25                 0                 0              0.25%             24.0%
12/31/2008                        1.01                 0                 0              0.25%              0.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              0.00%             10.8%
12/31/2011                        1.41                 0                 0              0.00%              0.2%
12/31/2010                        1.41                 0                 0              0.00%             12.6%
12/31/2009                        1.25                 0                 0              0.00%             24.3%
12/31/2008                        1.01                 0                 0              0.00%              0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.2%
                2011               2.7%
                2010               4.3%
                2009               5.3%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         Russell LifePoints Moderate Strategy Fund R3 Class - 782493571

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,946,148   $     4,515,319           445,868
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,471)
                                                       ---------------
Net assets                                             $     4,944,677
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,557,318         3,317,427   $          1.37
Band 100                                                           101                72              1.40
Band 75                                                             --                --              1.43
Band 50                                                        277,761           189,533              1.47
Band 25                                                             --                --              1.50
Band 0                                                         109,497            71,563              1.53
                                                       ---------------   ---------------
Total                                                  $     4,944,677         3,578,595
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       123,502
Mortality & expense charges                                                                        (55,770)
                                                                                           ---------------
Net investment income (loss)                                                                        67,732
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            76,882
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               253,184
                                                                                           ---------------
Net gain (loss)                                                                                    330,066
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       397,798
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             67,732   $             44,829
Net realized gain (loss)                                                      76,882                (10,214)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         253,184               (118,247)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            397,798                (83,632)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,048,842              1,249,076
Cost of units redeemed                                                    (1,017,288)              (701,889)
Account charges                                                               (7,351)                (7,185)
                                                                --------------------   --------------------
Increase (decrease)                                                           24,203                540,002
                                                                --------------------   --------------------
Net increase (decrease)                                                      422,001                456,370
Net assets, beginning                                                      4,522,676              4,066,306
                                                                --------------------   --------------------
Net assets, ending                                              $          4,944,677   $          4,522,676
                                                                ====================   ====================
Units sold                                                                   890,440                989,641
Units redeemed                                                              (877,346)              (581,313)
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,094                408,328
Units outstanding, beginning                                               3,565,501              3,157,173
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,578,595              3,565,501
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,948,968
Cost of units redeemed/account charges                                                           (5,681,214)
Net investment income (loss)                                                                        439,928
Net realized gain (loss)                                                                           (298,677)
Realized gain distributions                                                                         104,843
Net change in unrealized appreciation (depreciation)                                                430,829
                                                                                       --------------------
Net assets                                                                             $          4,944,677
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37             3,317   $         4,557              1.25%              8.9%
12/31/2011                        1.26             3,292             4,154              1.25%             -1.6%
12/31/2010                        1.28             2,906             3,725              1.25%             10.5%
12/31/2009                        1.16             1,975             2,290              1.25%             22.2%
12/31/2008                        0.95             2,022             1,919              1.25%            -24.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              1.00%              9.2%
12/31/2011                        1.29                 0                 0              1.00%             -1.3%
12/31/2010                        1.30                 0                 0              1.00%             10.8%
12/31/2009                        1.18                 0                 0              1.00%             22.5%
12/31/2008                        0.96                 0                 0              1.00%            -24.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.43                 0   $             0              0.75%              9.4%
12/31/2011                        1.31                 0                 0              0.75%             -1.1%
12/31/2010                        1.32                 0                 0              0.75%             11.1%
12/31/2009                        1.19                 0                 0              0.75%             22.8%
12/31/2008                        0.97                 0                 0              0.75%            -24.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47               190   $           278              0.50%              9.7%
12/31/2011                        1.34               202               270              0.50%             -0.8%
12/31/2010                        1.35               178               240              0.50%             11.3%
12/31/2009                        1.21               234               283              0.50%             23.1%
12/31/2008                        0.98               204               201              0.50%            -24.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.25%             10.0%
12/31/2011                        1.36                 0                 0              0.25%             -0.6%
12/31/2010                        1.37                 0                 0              0.25%             11.6%
12/31/2009                        1.23                 0                 0              0.25%             23.4%
12/31/2008                        0.99                 0                 0              0.25%            -23.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53                72   $           109              0.00%             10.2%
12/31/2011                        1.39                71                98              0.00%             -0.3%
12/31/2010                        1.39                73               101              0.00%             11.9%
12/31/2009                        1.24               212               264              0.00%             23.7%
12/31/2008                        1.01               193               194              0.00%            -23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.6%
                2011               2.3%
                2010               4.2%
                2009               3.4%
                2008               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Russell Short Duration Bond Fund S Class - 782493506

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           608   $           603                31
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           608
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           608               500   $          1.22
Band 100                                                            --                --              1.23
Band 75                                                             --                --              1.24
Band 50                                                             --                --              1.25
Band 25                                                             --                --              1.27
Band 0                                                              --                --              1.28
                                                       ---------------   ---------------
Total                                                  $           608               500
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             6
Mortality & expense charges                                                                             (5)
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                              5
Net change in unrealized appreciation (depreciation)                                                     6
                                                                                           ---------------
Net gain (loss)                                                                                         10
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            11
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                 --
Net realized gain (loss)                                                          (1)                    --
Realized gain distributions                                                        5                     --
Net change in unrealized appreciation (depreciation)                               6                     (1)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 11                     (1)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         418                    181
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     (1)
                                                                --------------------   --------------------
Increase (decrease)                                                              418                    180
                                                                --------------------   --------------------
Net increase (decrease)                                                          429                    179
Net assets, beginning                                                            179                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                608   $                179
                                                                ====================   ====================
Units sold                                                                       348                    152
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                          348                    152
Units outstanding, beginning                                                     152                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        500                    152
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                599
Cost of units redeemed/account charges                                                                   (1)
Net investment income (loss)                                                                              1
Net realized gain (loss)                                                                                 (1)
Realized gain distributions                                                                               5
Net change in unrealized appreciation (depreciation)                                                      5
                                                                                       --------------------
Net assets                                                                             $                608
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 1   $             1              1.25%              3.5%
12/31/2011                        1.17                 0                 0              1.25%              0.0%
12/31/2010                        1.17                 0                 0              1.25%              3.7%
12/31/2009                        1.13                 0                 0              1.25%             11.7%
12/31/2008                        1.01                 0                 0              1.25%              1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.23                 0   $             0              1.00%              3.8%
12/31/2011                        1.18                 0                 0              1.00%              0.3%
12/31/2010                        1.18                 0                 0              1.00%              4.0%
12/31/2009                        1.13                 0                 0              1.00%             12.0%
12/31/2008                        1.01                 0                 0              1.00%              1.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.75%              4.0%
12/31/2011                        1.19                 0                 0              0.75%              0.5%
12/31/2010                        1.19                 0                 0              0.75%              4.3%
12/31/2009                        1.14                 0                 0              0.75%             12.3%
12/31/2008                        1.01                 0                 0              0.75%              1.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              0.50%              4.3%
12/31/2011                        1.20                 0                 0              0.50%              0.8%
12/31/2010                        1.19                 0                 0              0.50%              4.5%
12/31/2009                        1.14                 0                 0              0.50%             12.6%
12/31/2008                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.25%              4.5%
12/31/2011                        1.21                 0                 0              0.25%              1.1%
12/31/2010                        1.20                 0                 0              0.25%              4.8%
12/31/2009                        1.14                 0                 0              0.25%             12.9%
12/31/2008                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.00%              4.8%
12/31/2011                        1.22                 0                 0              0.00%              1.3%
12/31/2010                        1.20                 0                 0              0.00%              5.0%
12/31/2009                        1.15                 0                 0              0.00%             13.2%
12/31/2008                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Russell Strategic Bond Fund S Class - 782494454 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.44
Band 100                                                            --                --              1.46
Band 75                                                             --                --              1.47
Band 50                                                             --                --              1.49
Band 25                                                             --                --              1.50
Band 0                                                              --                --              1.52
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              1.25%              7.1%
12/31/2011                        1.35                 0                 0              1.25%              4.0%
12/31/2010                        1.30                 0                 0              1.25%              9.4%
12/31/2009                        1.18                 0                 0              1.25%             17.1%
12/31/2008                        1.01                 0                 0              1.25%              1.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.46                 0   $             0              1.00%              7.3%
12/31/2011                        1.36                 0                 0              1.00%              4.3%
12/31/2010                        1.30                 0                 0              1.00%              9.7%
12/31/2009                        1.19                 0                 0              1.00%             17.5%
12/31/2008                        1.01                 0                 0              1.00%              1.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.75%              7.6%
12/31/2011                        1.37                 0                 0              0.75%              4.5%
12/31/2010                        1.31                 0                 0              0.75%             10.0%
12/31/2009                        1.19                 0                 0              0.75%             17.8%
12/31/2008                        1.01                 0                 0              0.75%              1.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.49                 0   $             0              0.50%              7.9%
12/31/2011                        1.38                 0                 0              0.50%              4.8%
12/31/2010                        1.32                 0                 0              0.50%             10.2%
12/31/2009                        1.19                 0                 0              0.50%             18.1%
12/31/2008                        1.01                 0                 0              0.50%              1.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50                 0   $             0              0.25%              8.1%
12/31/2011                        1.39                 0                 0              0.25%              5.0%
12/31/2010                        1.32                 0                 0              0.25%             10.5%
12/31/2009                        1.20                 0                 0              0.25%             18.4%
12/31/2008                        1.01                 0                 0              0.25%              1.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.52                 0   $             0              0.00%              8.4%
12/31/2011                        1.40                 0                 0              0.00%              5.3%
12/31/2010                        1.33                 0                 0              0.00%             10.8%
12/31/2009                        1.20                 0                 0              0.00%             18.7%
12/31/2008                        1.01                 0                 0              0.00%              1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

            2012             0.0%
            2011             0.0%
            2010             0.0%
            2009             0.0%
            2008             0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                Russell U.S. Core Equity Fund S Class - 782494587

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       160,703   $       110,731             5,231
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (49)
                                                       ---------------
Net assets                                             $       160,654
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       160,654           100,558   $          1.60
Band 100                                                            --                --              1.61
Band 75                                                             --                --              1.63
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.66
Band 0                                                              --                --              1.68
                                                       ---------------   ---------------
Total                                                  $       160,654           100,558
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,725
Mortality & expense charges                                                                         (2,002)
                                                                                           ---------------
Net investment income (loss)                                                                          (277)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,502
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                17,112
                                                                                           ---------------
Net gain (loss)                                                                                     21,614
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        21,337
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (277)  $               (530)
Net realized gain (loss)                                                       4,502                  5,402
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          17,112                (12,430)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,337                 (7,558)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       1,791                  7,999
Cost of units redeemed                                                       (13,350)               (20,693)
Account charges                                                                 (148)                  (173)
                                                                --------------------   --------------------
Increase (decrease)                                                          (11,707)               (12,867)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,630                (20,425)
Net assets, beginning                                                        151,024                171,449
                                                                --------------------   --------------------
Net assets, ending                                              $            160,654   $            151,024
                                                                ====================   ====================
Units sold                                                                     1,165                  5,586
Units redeemed                                                                (8,729)               (15,000)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,564)                (9,414)
Units outstanding, beginning                                                 108,122                117,536
                                                                --------------------   --------------------
Units outstanding, ending                                                    100,558                108,122
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            172,980
Cost of units redeemed/account charges                                                              (74,231)
Net investment income (loss)                                                                         (1,561)
Net realized gain (loss)                                                                             13,494
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 49,972
                                                                                       --------------------
Net assets                                                                             $            160,654
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60               101   $           161              1.25%             14.4%
12/31/2011                        1.40               108               151              1.25%             -4.2%
12/31/2010                        1.46               118               171              1.25%             13.9%
12/31/2009                        1.28               127               163              1.25%             27.8%
12/31/2008                        1.00                 0                 0              1.25%              0.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              1.00%             14.7%
12/31/2011                        1.41                 0                 0              1.00%             -4.0%
12/31/2010                        1.47                 0                 0              1.00%             14.2%
12/31/2009                        1.28                 0                 0              1.00%             28.2%
12/31/2008                        1.00                 0                 0              1.00%              0.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 0   $             0              0.75%             15.0%
12/31/2011                        1.42                 0                 0              0.75%             -3.8%
12/31/2010                        1.47                 0                 0              0.75%             14.5%
12/31/2009                        1.29                 0                 0              0.75%             28.5%
12/31/2008                        1.00                 0                 0              0.75%              0.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.50%             15.2%
12/31/2011                        1.43                 0                 0              0.50%             -3.5%
12/31/2010                        1.48                 0                 0              0.50%             14.8%
12/31/2009                        1.29                 0                 0              0.50%             28.9%
12/31/2008                        1.00                 0                 0              0.50%              0.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.25%             15.5%
12/31/2011                        1.44                 0                 0              0.25%             -3.3%
12/31/2010                        1.49                 0                 0              0.25%             15.1%
12/31/2009                        1.29                 0                 0              0.25%             29.2%
12/31/2008                        1.00                 0                 0              0.25%              0.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.68                 0   $             0              0.00%             15.8%
12/31/2011                        1.45                 0                 0              0.00%             -3.0%
12/31/2010                        1.50                 0                 0              0.00%             15.4%
12/31/2009                        1.30                 0                 0              0.00%             29.5%
12/31/2008                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               0.9%
                2010               0.8%
                2009               1.3%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Russell U.S. Defensive Equity Fund S Class - 782494553

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           267   $           255                 8
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           267
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           267               173   $          1.54
Band 100                                                            --                --              1.56
Band 75                                                             --                --              1.57
Band 50                                                             --                --              1.59
Band 25                                                             --                --              1.60
Band 0                                                              --                --              1.62
                                                       ---------------   ---------------
Total                                                  $           267               173
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $             3
Mortality & expense charges                                                                             (1)
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    13
                                                                                           ---------------
Net gain (loss)                                                                                         13
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            15
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              13                     (1)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 15                     (1)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                         136                    118
Cost of units redeemed                                                            --                      1
Account charges                                                                   (1)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                              135                    118
                                                                --------------------   --------------------
Net increase (decrease)                                                          150                    117
Net assets, beginning                                                            117                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                267   $                117
                                                                ====================   ====================
Units sold                                                                        89                     84
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           89                     84
Units outstanding, beginning                                                      84                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                        173                     84
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                254
Cost of units redeemed/account charges                                                                   (1)
Net investment income (loss)                                                                              2
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     12
                                                                                       --------------------
Net assets                                                                             $                267
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              1.25%             10.2%
12/31/2011                        1.40                 0                 0              1.25%              3.1%
12/31/2010                        1.36                 0                 0              1.25%             11.1%
12/31/2009                        1.22                 0                 0              1.25%             21.4%
12/31/2008                        1.01                 0                 0              1.25%              0.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56                 0   $             0              1.00%             10.5%
12/31/2011                        1.41                 0                 0              1.00%              3.3%
12/31/2010                        1.36                 0                 0              1.00%             11.4%
12/31/2009                        1.22                 0                 0              1.00%             21.8%
12/31/2008                        1.00                 0                 0              1.00%              0.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                 0   $             0              0.75%             10.7%
12/31/2011                        1.42                 0                 0              0.75%              3.6%
12/31/2010                        1.37                 0                 0              0.75%             11.7%
12/31/2009                        1.23                 0                 0              0.75%             22.1%
12/31/2008                        1.01                 0                 0              0.75%              0.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.59                 0   $             0              0.50%             11.0%
12/31/2011                        1.43                 0                 0              0.50%              3.9%
12/31/2010                        1.38                 0                 0              0.50%             11.9%
12/31/2009                        1.23                 0                 0              0.50%             22.4%
12/31/2008                        1.01                 0                 0              0.50%              0.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.25%             11.3%
12/31/2011                        1.44                 0                 0              0.25%              4.1%
12/31/2010                        1.38                 0                 0              0.25%             12.2%
12/31/2009                        1.23                 0                 0              0.25%             22.7%
12/31/2008                        1.01                 0                 0              0.25%              0.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.62                 0   $             0              0.00%             11.6%
12/31/2011                        1.45                 0                 0              0.00%              4.4%
12/31/2010                        1.39                 0                 0              0.00%             12.5%
12/31/2009                        1.24                 0                 0              0.00%             23.0%
12/31/2008                        1.01                 0                 0              0.00%              0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.6%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Russell U.S. Dynamic Equity Fund S Class - 782478812 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.84
Band 100                                                            --                --              1.86
Band 75                                                             --                --              1.88
Band 50                                                             --                --              1.90
Band 25                                                             --                --              1.91
Band 0                                                              --                --              1.93
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.84                 0   $             0              1.25%             18.0%
12/31/2011                        1.56                 0                 0              1.25%             -1.6%
12/31/2010                        1.58                 0                 0              1.25%             13.9%
12/31/2009                        1.39                 0                 0              1.25%             39.9%
12/31/2008                        0.99                 0                 0              1.25%              0.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.86                 0   $             0              1.00%             18.3%
12/31/2011                        1.57                 0                 0              1.00%             -1.3%
12/31/2010                        1.59                 0                 0              1.00%             14.2%
12/31/2009                        1.39                 0                 0              1.00%             40.4%
12/31/2008                        0.99                 0                 0              1.00%              0.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.88                 0   $             0              0.75%             18.6%
12/31/2011                        1.58                 0                 0              0.75%             -1.1%
12/31/2010                        1.60                 0                 0              0.75%             14.5%
12/31/2009                        1.40                 0                 0              0.75%             40.7%
12/31/2008                        0.99                 0                 0              0.75%              0.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.90                 0   $             0              0.50%             18.9%
12/31/2011                        1.59                 0                 0              0.50%             -0.9%
12/31/2010                        1.61                 0                 0              0.50%             14.8%
12/31/2009                        1.40                 0                 0              0.50%             41.1%
12/31/2008                        0.99                 0                 0              0.50%              0.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.91                 0   $             0              0.25%             19.2%
12/31/2011                        1.61                 0                 0              0.25%             -0.6%
12/31/2010                        1.62                 0                 0              0.25%             15.1%
12/31/2009                        1.40                 0                 0              0.25%             41.4%
12/31/2008                        0.99                 0                 0              0.25%              0.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.93                 0   $             0              0.00%             19.5%
12/31/2011                        1.62                 0                 0              0.00%             -0.4%
12/31/2010                        1.62                 0                 0              0.00%             15.4%
12/31/2009                        1.41                 0                 0              0.00%             41.8%
12/31/2008                        0.99                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
       Russell U.S. Small Cap Equity Fund S Class - 782494520 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.78
Band 100                                                            --                --              1.79
Band 75                                                             --                --              1.81
Band 50                                                             --                --              1.83
Band 25                                                             --                --              1.85
Band 0                                                              --                --              1.87
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             31,576
Cost of units redeemed/account charges                                                              (30,577)
Net investment income (loss)                                                                            (41)
Net realized gain (loss)                                                                               (958)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78                 0   $             0              1.25%             12.7%
12/31/2011                        1.58                 0                 0              1.25%             -5.3%
12/31/2010                        1.66                 0                 0              1.25%             24.9%
12/31/2009                        1.33                 0                 0              1.25%             30.4%
12/31/2008                        1.02                 0                 0              1.25%              2.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79                 0   $             0              1.00%             12.9%
12/31/2011                        1.59                 0                 0              1.00%             -5.0%
12/31/2010                        1.67                 0                 0              1.00%             25.2%
12/31/2009                        1.34                 0                 0              1.00%             30.9%
12/31/2008                        1.02                 0                 0              1.00%              2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.81                 0   $             0              0.75%             13.2%
12/31/2011                        1.60                 0                 0              0.75%             -4.8%
12/31/2010                        1.68                 0                 0              0.75%             25.5%
12/31/2009                        1.34                 0                 0              0.75%             31.2%
12/31/2008                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                 0   $             0              0.50%             13.5%
12/31/2011                        1.61                 0                 0              0.50%             -4.5%
12/31/2010                        1.69                 0                 0              0.50%             25.8%
12/31/2009                        1.34                 0                 0              0.50%             31.5%
12/31/2008                        1.02                 0                 0              0.50%              2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.85                 0   $             0              0.25%             13.8%
12/31/2011                        1.63                 0                 0              0.25%             -4.3%
12/31/2010                        1.70                 0                 0              0.25%             26.1%
12/31/2009                        1.35                 0                 0              0.25%             31.8%
12/31/2008                        1.02                 0                 0              0.25%              2.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.87                 0   $             0              0.00%             14.1%
12/31/2011                        1.64                 0                 0              0.00%             -4.1%
12/31/2010                        1.71                 0                 0              0.00%             26.5%
12/31/2009                        1.35                 0                 0              0.00%             32.2%
12/31/2008                        1.02                 0                 0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             State Street Equity 500 Index Admin Class - 857492102

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   178,406,682   $   145,966,465        14,911,463
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (363,808)
                                                       ---------------
Net assets                                             $   178,042,874
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   164,898,549        46,604,761   $          3.54
Band 100                                                            --                --              3.62
Band 75                                                             --                --              3.71
Band 50                                                             --                --              3.79
Band 25                                                             --                --              3.88
Band 0                                                      13,144,325         3,309,201              3.97
                                                       ---------------   ---------------
Total                                                  $   178,042,874        49,913,962
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     3,428,475
Mortality & expense charges                                                                     (2,054,656)
                                                                                           ---------------
Net investment income (loss)                                                                     1,373,819
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         5,043,308
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            16,021,576
                                                                                           ---------------
Net gain (loss)                                                                                 21,064,884
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    22,438,703
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $          1,373,819   $            922,105
Net realized gain (loss)                                                   5,043,308              1,681,959
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      16,021,576             (1,634,583)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         22,438,703                969,481
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  58,208,186             27,087,041
Cost of units redeemed                                                   (59,303,155)           (31,827,914)
Account charges                                                              (59,048)               (62,916)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,154,017)            (4,803,789)
                                                                --------------------   --------------------
Net increase (decrease)                                                   21,284,686             (3,834,308)
Net assets, beginning                                                    156,758,188            160,592,496
                                                                --------------------   --------------------
Net assets, ending                                              $        178,042,874   $        156,758,188
                                                                ====================   ====================
Units sold                                                                16,801,683              9,048,573
Units redeemed                                                           (17,516,087)           (10,544,713)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (714,404)            (1,496,140)
Units outstanding, beginning                                              50,628,366             52,124,506
                                                                --------------------   --------------------
Units outstanding, ending                                                 49,913,962             50,628,366
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        742,337,951
Cost of units redeemed/account charges                                                         (619,207,698)
Net investment income (loss)                                                                     12,726,993
Net realized gain (loss)                                                                          9,745,411
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                             32,440,217
                                                                                       --------------------
Net assets                                                                             $        178,042,874
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.54            46,605   $       164,899              1.25%             14.4%
12/31/2011                        3.09            50,118           155,007              1.25%              0.5%
12/31/2010                        3.08            51,291           157,803              1.25%             13.4%
12/31/2009                        2.71            51,232           139,016              1.25%             24.7%
12/31/2008                        2.18            50,845           110,653              1.25%            -37.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.62                 0   $             0              1.00%             14.7%
12/31/2011                        3.16                 0                 0              1.00%              0.8%
12/31/2010                        3.13                 0                 0              1.00%             13.7%
12/31/2009                        2.76                 0                 0              1.00%             25.0%
12/31/2008                        2.21                 0                 0              1.00%            -37.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.71                 0   $             0              0.75%             15.0%
12/31/2011                        3.22                 0                 0              0.75%              1.0%
12/31/2010                        3.19                 0                 0              0.75%             13.9%
12/31/2009                        2.80                 0                 0              0.75%             25.3%
12/31/2008                        2.23                 0                 0              0.75%            -37.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.79                 0   $             0              0.50%             15.3%
12/31/2011                        3.29                 0                 0              0.50%              1.3%
12/31/2010                        3.25                 0                 0              0.50%             14.2%
12/31/2009                        2.84                 0                 0              0.50%             25.6%
12/31/2008                        2.26                 0                 0              0.50%            -37.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.88                 0   $             0              0.25%             15.6%
12/31/2011                        3.36                 0                 0              0.25%              1.5%
12/31/2010                        3.31               278               921              0.25%             14.5%
12/31/2009                        2.89               231               668              0.25%             25.9%
12/31/2008                        2.29               169               388              0.25%            -37.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.97             3,309   $        13,144              0.00%             15.8%
12/31/2011                        3.43               511             1,752              0.00%              1.8%
12/31/2010                        3.37               555             1,869              0.00%             14.8%
12/31/2009                        2.93                 0                 0              0.00%             26.3%
12/31/2008                        2.32                 0                 0              0.00%            -36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               1.8%
                2010               1.7%
                2009               1.9%
                2008               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  State Street Equity 500 R Class - 857492300

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,349,496   $    17,685,887         1,792,801
                                                                         ===============   ===============
Receivables: investments sold                                   38,623
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    21,388,119
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,396,634        14,331,523   $          1.21
Band 100                                                        76,103            61,519              1.24
Band 75                                                             --                --              1.26
Band 50                                                      1,509,358         1,174,782              1.28
Band 25                                                             --                --              1.31
Band 0                                                       2,406,024         1,803,186              1.33
                                                       ---------------   ---------------
Total                                                  $    21,388,119        17,371,010
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       315,297
Mortality & expense charges                                                                       (194,801)
                                                                                           ---------------
Net investment income (loss)                                                                       120,496
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           431,985
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,741,862
                                                                                           ---------------
Net gain (loss)                                                                                  2,173,847
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,294,343
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            120,496   $             62,452
Net realized gain (loss)                                                     431,985               (329,371)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,741,862                329,654
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,294,343                 62,735
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   8,927,465              6,574,347
Cost of units redeemed                                                    (5,676,249)            (4,631,700)
Account charges                                                               (8,869)               (11,438)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,242,347              1,931,209
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,536,690              1,993,944
Net assets, beginning                                                     15,851,429             13,857,485
                                                                --------------------   --------------------
Net assets, ending                                              $         21,388,119   $         15,851,429
                                                                ====================   ====================
Units sold                                                                 8,173,897              6,360,205
Units redeemed                                                            (5,467,014)            (4,551,319)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,706,883              1,808,886
Units outstanding, beginning                                              14,664,127             12,855,241
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,371,010             14,664,127
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         37,735,545
Cost of units redeemed/account charges                                                          (19,803,675)
Net investment income (loss)                                                                        403,212
Net realized gain (loss)                                                                           (610,573)
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                              3,663,609
                                                                                       --------------------
Net assets                                                                             $         21,388,119
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/3/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.21            14,332   $        17,397              1.25%             13.8%
12/31/2011                        1.07            11,886            12,680              1.25%              0.2%
12/31/2010                        1.06            10,243            10,909              1.25%              6.5%
12/31/2009                        0.94             8,423             7,947              1.25%             24.2%
12/31/2008                        0.76             4,803             3,649              1.25%            -38.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                62   $            76              1.00%             14.1%
12/31/2011                        1.08                46                50              1.00%              0.4%
12/31/2010                        1.08                40                43              1.00%              8.0%
12/31/2009                        0.95                48                45              1.00%             24.5%
12/31/2008                        0.77                31                23              1.00%            -37.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              0.75%             14.4%
12/31/2011                        1.10                 0                 0              0.75%              0.7%
12/31/2010                        1.10                 0                 0              0.75%              9.5%
12/31/2009                        0.97                 0                 0              0.75%             24.8%
12/31/2008                        0.77                 0                 0              0.75%            -37.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28             1,175   $         1,509              0.50%             14.6%
12/31/2011                        1.12             1,126             1,262              0.50%              0.9%
12/31/2010                        1.11             1,001             1,112              0.50%             11.0%
12/31/2009                        0.98               701               684              0.50%             25.1%
12/31/2008                        0.78               826               645              0.50%            -37.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.25%             14.9%
12/31/2011                        1.14                 0                 0              0.25%              1.2%
12/31/2010                        1.13                 0                 0              0.25%             12.6%
12/31/2009                        0.99                 0                 0              0.25%             25.4%
12/31/2008                        0.79                 0                 0              0.25%            -37.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33             1,803   $         2,406              0.00%             15.2%
12/31/2011                        1.16             1,606             1,859              0.00%              1.4%
12/31/2010                        1.14             1,571             1,793              0.00%             14.2%
12/31/2009                        1.00             1,064             1,063              0.00%             25.7%
12/31/2008                        0.79               827               657              0.00%            -37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.5%
                2010               1.3%
                2009               1.6%
                2008               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               T. Rowe Price Blue Chip Growth R Class - 77954Q304

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,823,978   $     2,452,747            63,400
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (137)
                                                       ---------------
Net assets                                             $     2,823,841
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,503,308         1,626,078   $          1.54
Band 100                                                            --                --              1.58
Band 75                                                             --                --              1.61
Band 50                                                             --                --              1.65
Band 25                                                             --                --              1.69
Band 0                                                         320,533           185,368              1.73
                                                       ---------------   ---------------
Total                                                  $     2,823,841         1,811,446
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (20,859)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,859)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            67,121
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               219,392
                                                                                           ---------------
Net gain (loss)                                                                                    286,513
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       265,654
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,859)  $            (13,437)
Net realized gain (loss)                                                      67,121                 77,927
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         219,392                (68,861)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            265,654                 (4,371)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,098,995                591,530
Cost of units redeemed                                                      (912,698)              (461,501)
Account charges                                                                 (352)                  (250)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,185,945                129,779
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,451,599                125,408
Net assets, beginning                                                      1,372,242              1,246,834
                                                                --------------------   --------------------
Net assets, ending                                              $          2,823,841   $          1,372,242
                                                                ====================   ====================
Units sold                                                                 1,581,701                433,806
Units redeemed                                                              (791,417)              (335,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                      790,284                 98,661
Units outstanding, beginning                                               1,021,162                922,501
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,811,446              1,021,162
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,862,788
Cost of units redeemed/account charges                                                           (2,480,927)
Net investment income (loss)                                                                        (68,528)
Net realized gain (loss)                                                                            139,277
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                371,231
                                                                                       --------------------
Net assets                                                                             $          2,823,841
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54             1,626   $         2,503              1.25%             16.4%
12/31/2011                        1.32               874             1,156              1.25%             -0.3%
12/31/2010                        1.33               740               981              1.25%             14.4%
12/31/2009                        1.16               587               681              1.25%             40.2%
12/31/2008                        0.83               455               376              1.25%            -43.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.58                 0   $             0              1.00%             16.7%
12/31/2011                        1.35                 0                 0              1.00%              0.0%
12/31/2010                        1.35                 0                 0              1.00%             14.7%
12/31/2009                        1.18                 0                 0              1.00%             40.6%
12/31/2008                        0.84                 0                 0              1.00%            -43.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.61                 0   $             0              0.75%             16.9%
12/31/2011                        1.38                 0                 0              0.75%              0.2%
12/31/2010                        1.38                 0                 0              0.75%             15.0%
12/31/2009                        1.20                 0                 0              0.75%             40.9%
12/31/2008                        0.85                 0                 0              0.75%            -43.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.65                 0   $             0              0.50%             17.2%
12/31/2011                        1.41                 0                 0              0.50%              0.5%
12/31/2010                        1.40                 0                 0              0.50%             15.3%
12/31/2009                        1.22                 0                 0              0.50%             41.3%
12/31/2008                        0.86                 0                 0              0.50%            -43.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69                 0   $             0              0.25%             17.5%
12/31/2011                        1.44                 0                 0              0.25%              0.7%
12/31/2010                        1.43                 0                 0              0.25%             15.6%
12/31/2009                        1.23                 0                 0              0.25%             41.6%
12/31/2008                        0.87                 0                 0              0.25%            -43.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.73               185   $           321              0.00%             17.8%
12/31/2011                        1.47               147               216              0.00%              1.0%
12/31/2010                        1.45               183               266              0.00%             15.9%
12/31/2009                        1.25               184               230              0.00%             42.0%
12/31/2008                        0.88                54                47              0.00%            -42.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 T. Rowe Price Equity Income R Class - 779547306

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,009,598   $    10,356,821           456,632
                                                                         ===============   ===============
Receivables: investments sold                                   27,242
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    12,036,840
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,017,072         5,766,386   $          1.74
Band 100                                                            --                --              1.78
Band 75                                                             --                --              1.82
Band 50                                                        969,148           520,495              1.86
Band 25                                                             --                --              1.91
Band 0                                                       1,050,620           535,628              1.96
                                                       ---------------   ---------------
Total                                                  $    12,036,840         6,822,509
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       184,172
Mortality & expense charges                                                                       (119,996)
                                                                                           ---------------
Net investment income (loss)                                                                        64,176
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           176,267
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,289,563
                                                                                           ---------------
Net gain (loss)                                                                                  1,465,830
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,530,006
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             64,176   $             28,925
Net realized gain (loss)                                                     176,267               (307,598)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,289,563                 56,446
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,530,006               (222,227)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,241,267              3,291,105
Cost of units redeemed                                                    (2,498,275)            (2,036,968)
Account charges                                                               (8,714)                (6,348)
                                                                --------------------   --------------------
Increase (decrease)                                                          734,278              1,247,789
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,264,284              1,025,562
Net assets, beginning                                                      9,772,556              8,746,994
                                                                --------------------   --------------------
Net assets, ending                                              $         12,036,840   $          9,772,556
                                                                ====================   ====================
Units sold                                                                 2,307,021              2,165,253
Units redeemed                                                            (1,879,260)            (1,356,450)
                                                                --------------------   --------------------
Net increase (decrease)                                                      427,761                808,803
Units outstanding, beginning                                               6,394,748              5,585,945
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,822,509              6,394,748
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         23,404,948
Cost of units redeemed/account charges                                                          (12,987,935)
Net investment income (loss)                                                                        255,564
Net realized gain (loss)                                                                           (998,920)
Realized gain distributions                                                                         710,406
Net change in unrealized appreciation (depreciation)                                              1,652,777
                                                                                       --------------------
Net assets                                                                             $         12,036,840
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.74             5,766   $        10,017              1.25%             15.2%
12/31/2011                        1.51             5,427             8,185              1.25%             -2.5%
12/31/2010                        1.55             4,657             7,201              1.25%             13.2%
12/31/2009                        1.37             3,502             4,786              1.25%             23.5%
12/31/2008                        1.11             2,831             3,133              1.25%            -36.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.78                 0   $             0              1.00%             15.5%
12/31/2011                        1.54                 0                 0              1.00%             -2.2%
12/31/2010                        1.57                 0                 0              1.00%             13.4%
12/31/2009                        1.39                 0                 0              1.00%             23.8%
12/31/2008                        1.12                 0                 0              1.00%            -36.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.82                 0   $             0              0.75%             15.7%
12/31/2011                        1.57                 0                 0              0.75%             -2.0%
12/31/2010                        1.60                 0                 0              0.75%             13.7%
12/31/2009                        1.41                 0                 0              0.75%             24.1%
12/31/2008                        1.14                 0                 0              0.75%            -36.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.86               520   $           969              0.50%             16.0%
12/31/2011                        1.60               532               854              0.50%             -1.7%
12/31/2010                        1.63               531               867              0.50%             14.0%
12/31/2009                        1.43               439               628              0.50%             24.4%
12/31/2008                        1.15               375               432              0.50%            -36.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.91                 0   $             0              0.25%             16.3%
12/31/2011                        1.64                 0                 0              0.25%             -1.5%
12/31/2010                        1.66                 0                 0              0.25%             14.3%
12/31/2009                        1.45                 0                 0              0.25%             24.7%
12/31/2008                        1.17                 0                 0              0.25%            -36.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.96               536   $         1,051              0.00%             16.6%
12/31/2011                        1.68               436               733              0.00%             -1.2%
12/31/2010                        1.70               398               678              0.00%             14.6%
12/31/2009                        1.49               200               297              0.00%             25.0%
12/31/2008                        1.19               184               218              0.00%            -36.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.4%
                2010               1.6%
                2009               1.6%
                2008               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Equity Income Portfolio - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   100,205,562   $    96,048,295         4,499,916
                                                                         ===============   ===============
Receivables: investments sold                                    7,589
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $   100,213,151
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   100,213,151        29,358,275   $          3.41
Band 100                                                            --                --              3.49
Band 75                                                             --                --              3.58
Band 50                                                             --                --              3.66
Band 25                                                             --                --              3.74
Band 0                                                              --                --              4.26
                                                       ---------------   ---------------
Total                                                  $   100,213,151        29,358,275
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $     2,086,240
Mortality & expense charges                                                                     (1,217,478)
                                                                                           ---------------
Net investment income (loss)                                                                       868,762
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (60,270)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            13,420,632
                                                                                           ---------------
Net gain (loss)                                                                                 13,360,362
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $    14,229,124
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            868,762   $            488,562
Net realized gain (loss)                                                     (60,270)              (840,284)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      13,420,632             (1,541,520)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         14,229,124             (1,893,242)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  14,252,873             15,451,573
Cost of units redeemed                                                   (21,345,719)           (14,571,412)
Account charges                                                              (27,266)               (28,307)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,120,112)               851,854
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,109,012             (1,041,388)
Net assets, beginning                                                     93,104,139             94,145,527
                                                                --------------------   --------------------
Net assets, ending                                              $        100,213,151   $         93,104,139
                                                                ====================   ====================
Units sold                                                                 4,717,415              5,418,352
Units redeemed                                                            (6,914,367)            (5,150,812)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,196,952)               267,540
Units outstanding, beginning                                              31,555,227             31,287,687
                                                                --------------------   --------------------
Units outstanding, ending                                                 29,358,275             31,555,227
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        287,629,477
Cost of units redeemed/account charges                                                         (234,250,050)
Net investment income (loss)                                                                     13,650,829
Net realized gain (loss)                                                                         10,500,011
Realized gain distributions                                                                      18,525,617
Net change in unrealized appreciation (depreciation)                                              4,157,267
                                                                                       --------------------
Net assets                                                                             $        100,213,151
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.41            29,358   $       100,213              1.25%             15.7%
12/31/2011                        2.95            31,555            93,104              1.25%             -1.9%
12/31/2010                        3.01            31,288            94,146              1.25%             13.6%
12/31/2009                        2.65            30,737            81,420              1.25%             24.0%
12/31/2008                        2.14            31,607            67,499              1.25%            -36.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.49                 0   $             0              1.00%             16.0%
12/31/2011                        3.01                 0                 0              1.00%             -1.7%
12/31/2010                        3.06                 0                 0              1.00%             13.9%
12/31/2009                        2.69                 0                 0              1.00%             24.4%
12/31/2008                        2.16                 0                 0              1.00%            -36.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.58                 0   $             0              0.75%             16.3%
12/31/2011                        3.07                 0                 0              0.75%             -1.5%
12/31/2010                        3.12                 0                 0              0.75%             14.2%
12/31/2009                        2.73                 0                 0              0.75%             24.7%
12/31/2008                        2.19                 0                 0              0.75%            -36.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.66                 0   $             0              0.50%             16.6%
12/31/2011                        3.14                 0                 0              0.50%             -1.2%
12/31/2010                        3.18                 0                 0              0.50%             14.4%
12/31/2009                        2.78                 0                 0              0.50%             25.0%
12/31/2008                        2.22                 0                 0              0.50%            -36.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          3.74                 0   $             0              0.25%             16.9%
12/31/2011                        3.20                 0                 0              0.25%             -1.0%
12/31/2010                        3.24                 0                 0              0.25%             14.7%
12/31/2009                        2.82                 0                 0              0.25%             25.3%
12/31/2008                        2.25                 0                 0              0.25%            -36.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          4.26                 0   $             0              0.00%             17.1%
12/31/2011                        3.64                 0                 0              0.00%             -0.7%
12/31/2010                        3.66                 0                 0              0.00%             15.0%
12/31/2009                        3.19                 0                 0              0.00%             25.6%
12/31/2008                        2.54                 0                 0              0.00%            -36.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.2%
                2011               1.8%
                2010               1.9%
                2009               1.9%
                2008               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    T. Rowe Price European Stock - 77956H401

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       240,722   $       210,830            15,021
                                                                         ===============   ===============
Receivables: investments sold                                      224
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       240,946
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       240,946           147,417   $          1.63
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.71
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.79
Band 0                                                              --                --              1.89
                                                       ---------------   ---------------
Total                                                  $       240,946           147,417
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,279
Mortality & expense charges                                                                         (2,965)
                                                                                           ---------------
Net investment income (loss)                                                                         1,314
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,436
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                41,019
                                                                                           ---------------
Net gain (loss)                                                                                     43,455
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        44,769
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,314   $              2,399
Net realized gain (loss)                                                       2,436                (19,905)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          41,019                (11,218)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             44,769                (28,724)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      33,183                 72,589
Cost of units redeemed                                                       (58,576)               (60,055)
Account charges                                                                 (162)                  (147)
                                                                --------------------   --------------------
Increase (decrease)                                                          (25,555)                12,387
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,214                (16,337)
Net assets, beginning                                                        221,732                238,069
                                                                --------------------   --------------------
Net assets, ending                                              $            240,946   $            221,732
                                                                ====================   ====================
Units sold                                                                    22,303                 47,433
Units redeemed                                                               (40,013)               (41,108)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,710)                 6,325
Units outstanding, beginning                                                 165,127                158,802
                                                                --------------------   --------------------
Units outstanding, ending                                                    147,417                165,127
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            520,923
Cost of units redeemed/account charges                                                             (351,991)
Net investment income (loss)                                                                         14,456
Net realized gain (loss)                                                                            (45,287)
Realized gain distributions                                                                          72,953
Net change in unrealized appreciation (depreciation)                                                 29,892
                                                                                       --------------------
Net assets                                                                             $            240,946
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00


FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63               147   $           241              1.25%             21.7%
12/31/2011                        1.34               165               222              1.25%            -10.4%
12/31/2010                        1.50               159               238              1.25%              7.4%
12/31/2009                        1.40               139               194              1.25%             32.7%
12/31/2008                        1.05               135               142              1.25%            -44.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              1.00%             22.0%
12/31/2011                        1.37                 0                 0              1.00%            -10.2%
12/31/2010                        1.53                 0                 0              1.00%              7.7%
12/31/2009                        1.42                 0                 0              1.00%             33.1%
12/31/2008                        1.07                 0                 0              1.00%            -43.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.75%             22.3%
12/31/2011                        1.40                 0                 0              0.75%            -10.0%
12/31/2010                        1.55                 0                 0              0.75%              7.9%
12/31/2009                        1.44                 0                 0              0.75%             33.4%
12/31/2008                        1.08                 0                 0              0.75%            -43.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.50%             22.6%
12/31/2011                        1.43                 0                 0              0.50%             -9.8%
12/31/2010                        1.58                 0                 0              0.50%              8.2%
12/31/2009                        1.46                 0                 0              0.50%             33.7%
12/31/2008                        1.09                 0                 0              0.50%            -43.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79                 0   $             0              0.25%             22.9%
12/31/2011                        1.46                 0                 0              0.25%             -9.5%
12/31/2010                        1.61                 0                 0              0.25%              8.5%
12/31/2009                        1.49                 0                 0              0.25%             34.1%
12/31/2008                        1.11                 0                 0              0.25%            -43.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.89                 0   $             0              0.00%             23.3%
12/31/2011                        1.54                 0                 0              0.00%             -9.3%
12/31/2010                        1.69                 0                 0              0.00%              8.8%
12/31/2009                        1.56                 0                 0              0.00%             34.4%
12/31/2008                        1.16                 0                 0              0.00%            -43.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               2.4%
                2010               2.1%
                2009               3.8%
                2008               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              T. Rowe Price Growth Stock Advisor Class - 741479208

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    52,027,010   $    44,953,291         1,394,082
                                                                         ===============   ===============
Receivables: investments sold                                   97,746
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    52,124,756
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    52,124,756        48,546,763   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
Total                                                  $    52,124,756        48,546,763
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (559,428)
                                                                                           ---------------
Net investment income (loss)                                                                      (559,428)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           473,558
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             6,776,319
                                                                                           ---------------
Net gain (loss)                                                                                  7,249,877
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     6,690,449
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (559,428)  $           (525,534)
Net realized gain (loss)                                                     473,558               (449,228)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       6,776,319                (83,580)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          6,690,449             (1,058,342)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                  13,550,941              2,771,971
Cost of units redeemed                                                    (6,766,903)            (5,441,397)
Account charges                                                               (6,431)                (5,701)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,777,607             (2,675,127)
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,468,056             (3,733,469)
Net assets, beginning                                                     38,656,700             42,390,169
                                                                --------------------   --------------------
Net assets, ending                                              $         52,124,756   $         38,656,700
                                                                ====================   ====================
Units sold                                                                13,122,183              5,875,957
Units redeemed                                                            (6,765,543)            (8,818,633)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,356,640             (2,942,676)
Units outstanding, beginning                                              42,190,123             45,132,799
                                                                 --------------------   --------------------
Units outstanding, ending                                                 48,546,763             42,190,123
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         78,481,341
Cost of units redeemed/account charges                                                          (29,421,266)
Net investment income (loss)                                                                     (2,166,708)
Net realized gain (loss)                                                                         (2,883,496)
Realized gain distributions                                                                       1,041,166
Net change in unrealized appreciation (depreciation)                                              7,073,719
                                                                                       --------------------
Net assets                                                                             $         52,124,756
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07            48,547   $        52,125              1.25%             17.2%
12/31/2011                        0.92            42,190            38,657              1.25%             -2.4%
12/31/2010                        0.94            45,133            42,390              1.25%             15.3%
12/31/2009                        0.81            44,304            36,098              1.25%             41.2%
12/31/2008                        0.58            41,059            23,698              1.25%            -43.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             17.5%
12/31/2011                        0.93                 0                 0              1.00%             -2.2%
12/31/2010                        0.95                 0                 0              1.00%             15.6%
12/31/2009                        0.82                 0                 0              1.00%             41.5%
12/31/2008                        0.58                 0                 0              1.00%            -43.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             17.8%
12/31/2011                        0.94                 0                 0              0.75%             -2.0%
12/31/2010                        0.96                 0                 0              0.75%             15.9%
12/31/2009                        0.83                 0                 0              0.75%             41.9%
12/31/2008                        0.58                 0                 0              0.75%            -42.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%             18.1%
12/31/2011                        0.95                 0                 0              0.50%             -1.7%
12/31/2010                        0.96                 0                 0              0.50%             16.1%
12/31/2009                        0.83                 0                 0              0.50%             42.2%
12/31/2008                        0.58                 0                 0              0.50%            -42.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%             18.4%
12/31/2011                        0.96                 0                 0              0.25%             -1.5%
12/31/2010                        0.97                 0                 0              0.25%             16.4%
12/31/2009                        0.84                 0                 0              0.25%             42.6%
12/31/2008                        0.59                 0                 0              0.25%            -42.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.00%             18.7%
12/31/2011                        0.97                 0                 0              0.00%             -1.2%
12/31/2010                        0.98                 0                 0              0.00%             16.7%
12/31/2009                        0.84                 0                 0              0.00%             42.9%
12/31/2008                        0.59                 0                 0              0.00%            -42.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               T. Rowe Price Growth Stock Fund R Class - 741479307

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,240,121   $     6,596,372           225,748
                                                                         ===============   ===============
Receivables: investments sold                                   62,902
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,303,023
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,698,001         4,264,277   $          1.81
Band 100                                                       226,649           122,679              1.85
Band 75                                                             --                --              1.89
Band 50                                                         46,650            24,109              1.93
Band 25                                                             --                --              1.98
Band 0                                                         331,723           161,642              2.05
                                                       ---------------   ---------------
Total                                                  $     8,303,023         4,572,707
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (90,341)
                                                                                           ---------------
Net investment income (loss)                                                                       (90,341)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           277,796
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               980,772
                                                                                           ---------------
Net gain (loss)                                                                                  1,258,568
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,168,227
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (90,341)  $            (83,123)
Net realized gain (loss)                                                     277,796                (50,170)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         980,772                (26,177)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,168,227               (159,470)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,149,802              1,717,044
Cost of units redeemed                                                    (1,787,483)            (1,317,176)
Account charges                                                               (2,738)                (1,765)
                                                                --------------------   --------------------
Increase (decrease)                                                          359,581                398,103
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,527,808                238,633
Net assets, beginning                                                      6,775,215              6,536,582
                                                                --------------------   --------------------
Net assets, ending                                              $          8,303,023   $          6,775,215
                                                                ====================   ====================
Units sold                                                                 1,243,042              1,085,479
Units redeemed                                                            (1,034,794)              (822,817)
                                                                --------------------   --------------------
Net increase (decrease)                                                      208,248                262,662
Units outstanding, beginning                                               4,364,459              4,101,797
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,572,707              4,364,459
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         53,430,809
Cost of units redeemed/account charges                                                          (51,759,475)
Net investment income (loss)                                                                     (1,020,234)
Net realized gain (loss)                                                                          5,273,793
Realized gain distributions                                                                         734,381
Net change in unrealized appreciation (depreciation)                                              1,643,749
                                                                                       --------------------
Net assets                                                                             $          8,303,023
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.81             4,264   $         7,698              1.25%             16.9%
12/31/2011                        1.54             4,082             6,306              1.25%             -2.7%
12/31/2010                        1.59             3,853             6,115              1.25%             14.9%
12/31/2009                        1.38             3,945             5,449              1.25%             40.8%
12/31/2008                        0.98             3,160             3,099              1.25%            -43.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.85               123   $           227              1.00%             17.2%
12/31/2011                        1.58               110               173              1.00%             -2.4%
12/31/2010                        1.62                93               150              1.00%             15.2%
12/31/2009                        1.40                20                28              1.00%             41.2%
12/31/2008                        0.99                12                12              1.00%            -43.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.89                 0   $             0              0.75%             17.5%
12/31/2011                        1.61                 0                 0              0.75%             -2.2%
12/31/2010                        1.65                 0                 0              0.75%             15.5%
12/31/2009                        1.43                 0                 0              0.75%             41.5%
12/31/2008                        1.01                 0                 0              0.75%            -42.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.93                24   $            47              0.50%             17.7%
12/31/2011                        1.64                30                50              0.50%             -1.9%
12/31/2010                        1.68                43                71              0.50%             15.8%
12/31/2009                        1.45                 0                 0              0.50%             41.9%
12/31/2008                        1.02                 0                 0              0.50%            -42.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.98                 0   $             0              0.25%             18.0%
12/31/2011                        1.68                 0                 0              0.25%             -1.7%
12/31/2010                        1.71                 0                 0              0.25%             16.1%
12/31/2009                        1.47                 0                 0              0.25%             42.3%
12/31/2008                        1.03                 0                 0              0.25%            -42.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.05               162   $           332              0.00%             18.3%
12/31/2011                        1.73               142               247              0.00%             -1.5%
12/31/2010                        1.76               114               200              0.00%             16.3%
12/31/2009                        1.51               113               172              0.00%             42.6%
12/31/2008                        1.06                89                94              0.00%            -42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
      T. Rowe Price International Growth & Income Advisor Class - 77956H773

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,989,451   $    10,060,170           759,237
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (28,250)
                                                       ---------------
Net assets                                             $     9,961,201
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,961,201        12,882,618   $          0.77
Band 100                                                            --                --              0.78
Band 75                                                             --                --              0.80
Band 50                                                             --                --              0.81
Band 25                                                             --                --              0.82
Band 0                                                              --                --              0.83
                                                       ---------------   ---------------
Total                                                  $     9,961,201        12,882,618
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       188,574
Mortality & expense charges                                                                       (117,806)
                                                                                           ---------------
Net investment income (loss)                                                                        70,768
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (112,944)
Realized gain distributions                                                                         15,085
Net change in unrealized appreciation (depreciation)                                             1,239,528
                                                                                           ---------------
Net gain (loss)                                                                                  1,141,669
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,212,437
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             70,768   $             86,049
Net realized gain (loss)                                                    (112,944)              (385,202)
Realized gain distributions                                                   15,085                     --
Net change in unrealized appreciation (depreciation)                       1,239,528               (891,725)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,212,437             (1,190,878)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,608,260              1,662,151
Cost of units redeemed                                                    (1,655,376)            (1,398,278)
Account charges                                                               (1,820)                (1,590)
                                                                --------------------   --------------------
Increase (decrease)                                                          (48,936)               262,283
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,163,501               (928,595)
Net assets, beginning                                                      8,797,700              9,726,295
                                                                --------------------   --------------------
Net assets, ending                                              $          9,961,201   $          8,797,700
                                                                ====================   ====================
Units sold                                                                 2,285,294              2,215,835
Units redeemed                                                            (2,340,508)            (1,862,860)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (55,214)               352,975
Units outstanding, beginning                                              12,937,832             12,584,857
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,882,618             12,937,832
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         26,529,103
Cost of units redeemed/account charges                                                          (13,507,918)
Net investment income (loss)                                                                        749,021
Net realized gain (loss)                                                                         (4,550,833)
Realized gain distributions                                                                         812,547
Net change in unrealized appreciation (depreciation)                                                (70,719)
                                                                                       --------------------
Net assets                                                                             $          9,961,201
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.77            12,883   $         9,961              1.25%             13.7%
12/31/2011                        0.68            12,938             8,798              1.25%            -12.0%
12/31/2010                        0.77            12,585             9,726              1.25%              8.9%
12/31/2009                        0.71            17,714            12,570              1.25%             32.5%
12/31/2008                        0.54            15,573             8,337              1.25%            -45.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.78                 0   $             0              1.00%             14.0%
12/31/2011                        0.69                 0                 0              1.00%            -11.8%
12/31/2010                        0.78                 0                 0              1.00%              9.2%
12/31/2009                        0.71                 0                 0              1.00%             32.9%
12/31/2008                        0.54                 0                 0              1.00%            -45.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.80                 0   $             0              0.75%             14.3%
12/31/2011                        0.70                 0                 0              0.75%            -11.6%
12/31/2010                        0.79                 0                 0              0.75%              9.5%
12/31/2009                        0.72                 0                 0              0.75%             33.2%
12/31/2008                        0.54                 0                 0              0.75%            -45.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.81                 0   $             0              0.50%             14.6%
12/31/2011                        0.70                 0                 0              0.50%            -11.4%
12/31/2010                        0.79                 0                 0              0.50%              9.7%
12/31/2009                        0.72                 0                 0              0.50%             33.5%
12/31/2008                        0.54                 0                 0              0.50%            -45.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.82                 0   $             0              0.25%             14.9%
12/31/2011                        0.71                 0                 0              0.25%            -11.1%
12/31/2010                        0.80                 0                 0              0.25%             10.0%
12/31/2009                        0.73                 0                 0              0.25%             33.9%
12/31/2008                        0.54                 0                 0              0.25%            -45.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.83                 0   $             0              0.00%             15.1%
12/31/2011                        0.72                 0                 0              0.00%            -10.9%
12/31/2010                        0.81                 0                 0              0.00%             10.3%
12/31/2009                        0.73                 0                 0              0.00%             34.2%
12/31/2008                        0.55                 0                 0              0.00%            -45.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               2.2%
                2010               1.7%
                2009               2.2%
                2008               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
         T. Rowe Price International Growth & Income R Class - 77956H799

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,068,928   $     1,903,384           159,117
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,175)
                                                       ---------------
Net assets                                             $     2,063,753
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,941,934           950,454   $          2.04
Band 100                                                       121,819            58,259              2.09
Band 75                                                             --                --              2.14
Band 50                                                             --                --              2.19
Band 25                                                             --                --              2.24
Band 0                                                              --                --              2.34
                                                       ---------------   ---------------
Total                                                  $     2,063,753         1,008,713
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        37,107
Mortality & expense charges                                                                        (21,870)
                                                                                           ---------------
Net investment income (loss)                                                                        15,237
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,048
Realized gain distributions                                                                          3,092
Net change in unrealized appreciation (depreciation)                                               211,963
                                                                                           ---------------
Net gain (loss)                                                                                    219,103
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       234,340
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,237   $             14,359
Net realized gain (loss)                                                       4,048               (143,789)
Realized gain distributions                                                    3,092                     --
Net change in unrealized appreciation (depreciation)                         211,963               (105,372)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            234,340               (234,802)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     603,377                557,442
Cost of units redeemed                                                      (436,570)              (505,831)
Account charges                                                                 (557)                (2,806)
                                                                --------------------   --------------------
Increase (decrease)                                                          166,250                 48,805
                                                                --------------------   --------------------
Net increase (decrease)                                                      400,590               (185,997)
Net assets, beginning                                                      1,663,163              1,849,160
                                                                --------------------   --------------------
Net assets, ending                                              $          2,063,753   $          1,663,163
                                                                ====================   ====================
Units sold                                                                   315,698                290,360
Units redeemed                                                              (228,303)              (267,456)
                                                                --------------------   --------------------
Net increase (decrease)                                                       87,395                 22,904
Units outstanding, beginning                                                 921,318                898,414
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,008,713                921,318
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         23,293,520
Cost of units redeemed/account charges                                                          (23,339,817)
Net investment income (loss)                                                                        (45,628)
Net realized gain (loss)                                                                          1,548,458
Realized gain distributions                                                                         441,676
Net change in unrealized appreciation (depreciation)                                                165,544
                                                                                       --------------------
Net assets                                                                             $          2,063,753
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.04               950   $         1,942              1.25%             13.3%
12/31/2011                        1.80               866             1,561              1.25%            -12.3%
12/31/2010                        2.06               850             1,748              1.25%              8.7%
12/31/2009                        1.89               980             1,854              1.25%             32.2%
12/31/2008                        1.43               966             1,383              1.25%            -45.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.09                58   $           122              1.00%             13.6%
12/31/2011                        1.84                56               102              1.00%            -12.1%
12/31/2010                        2.09                48               101              1.00%              8.9%
12/31/2009                        1.92                23                44              1.00%             32.6%
12/31/2008                        1.45                18                26              1.00%            -45.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.14                 0   $             0              0.75%             13.9%
12/31/2011                        1.88                 0                 0              0.75%            -11.9%
12/31/2010                        2.13                 0                 0              0.75%              9.2%
12/31/2009                        1.95                 0                 0              0.75%             32.9%
12/31/2008                        1.47                 0                 0              0.75%            -45.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.19                 0   $             0              0.50%             14.2%
12/31/2011                        1.92                 0                 0              0.50%            -11.7%
12/31/2010                        2.17                 0                 0              0.50%              9.5%
12/31/2009                        1.98                 0                 0              0.50%             33.2%
12/31/2008                        1.49                 0                 0              0.50%            -45.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.24                 0   $             0              0.25%             14.5%
12/31/2011                        1.96                 0                 0              0.25%            -11.4%
12/31/2010                        2.21                 0                 0              0.25%              9.7%
12/31/2009                        2.01                 0                 0              0.25%             33.6%
12/31/2008                        1.51                 0                 0              0.25%            -45.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.34                 0   $             0              0.00%             14.8%
12/31/2011                        2.04                 0                 0              0.00%            -11.2%
12/31/2010                        2.29                 0                 0              0.00%             10.0%
12/31/2009                        2.08                 0                 0              0.00%             33.9%
12/31/2008                        1.56                 0                 0              0.00%            -45.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               2.1%
                2010               1.8%
                2009               2.2%
                2008               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              T. Rowe Price International Stock R Class - 77956H781

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       504,619   $       447,655            35,079
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,231)
                                                       ---------------
Net assets                                             $       503,388
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       503,388           309,232   $          1.63
Band 100                                                            --                --              1.67
Band 75                                                             --                --              1.71
Band 50                                                             --                --              1.75
Band 25                                                             --                --              1.79
Band 0                                                              --                --              1.83
                                                       ---------------   ---------------
Total                                                  $       503,388           309,232
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,626
Mortality & expense charges                                                                         (4,660)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,034)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,968
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                54,941
                                                                                           ---------------
Net gain (loss)                                                                                     61,909
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        60,875
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,034)  $             (1,792)
Net realized gain (loss)                                                       6,968                 24,770
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          54,941                (69,522)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             60,875                (46,544)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     326,076                 63,962
Cost of units redeemed                                                      (152,851)               (63,085)
Account charges                                                                  (94)                   (65)
                                                                --------------------   --------------------
Increase (decrease)                                                          173,131                    812
                                                                --------------------   --------------------
Net increase (decrease)                                                      234,006                (45,732)
Net assets, beginning                                                        269,382                315,114
                                                                --------------------   --------------------
Net assets, ending                                              $            503,388   $            269,382
                                                                ====================   ====================
Units sold                                                                   220,291                 62,092
Units redeemed                                                              (104,128)               (63,578)
                                                                --------------------   --------------------
Net increase (decrease)                                                      116,163                 (1,486)
Units outstanding, beginning                                                 193,069                194,555
                                                                --------------------   --------------------
Units outstanding, ending                                                    309,232                193,069
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,070,260
Cost of units redeemed/account charges                                                             (592,055)
Net investment income (loss)                                                                           (276)
Net realized gain (loss)                                                                            (71,694)
Realized gain distributions                                                                          40,189
Net change in unrealized appreciation (depreciation)                                                 56,964
                                                                                       --------------------
Net assets                                                                             $            503,388
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63               309   $           503              1.25%             16.7%
12/31/2011                        1.40               193               269              1.25%            -13.9%
12/31/2010                        1.62               195               315              1.25%             12.4%
12/31/2009                        1.44               276               397              1.25%             49.6%
12/31/2008                        0.96               191               184              1.25%            -48.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.67                 0   $             0              1.00%             17.0%
12/31/2011                        1.42                 0                 0              1.00%            -13.6%
12/31/2010                        1.65                 0                 0              1.00%             12.7%
12/31/2009                        1.46                 0                 0              1.00%             50.0%
12/31/2008                        0.98                 0                 0              1.00%            -48.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.71                 0   $             0              0.75%             17.3%
12/31/2011                        1.45                 0                 0              0.75%            -13.4%
12/31/2010                        1.68                 0                 0              0.75%             13.0%
12/31/2009                        1.49                 0                 0              0.75%             50.4%
12/31/2008                        0.99                 0                 0              0.75%            -48.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.75                 0   $             0              0.50%             17.6%
12/31/2011                        1.48                 0                 0              0.50%            -13.2%
12/31/2010                        1.71                 0                 0              0.50%             13.2%
12/31/2009                        1.51                 0                 0              0.50%             50.7%
12/31/2008                        1.00                 0                 0              0.50%            -48.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.79                 0   $             0              0.25%             17.8%
12/31/2011                        1.51                 0                 0              0.25%            -13.0%
12/31/2010                        1.74                 0                 0              0.25%             13.5%
12/31/2009                        1.53                 0                 0              0.25%             51.1%
12/31/2008                        1.01                 0                 0              0.25%            -48.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.83                 0   $             0              0.00%             18.1%
12/31/2011                        1.55                 0                 0              0.00%            -12.8%
12/31/2010                        1.77                 0                 0              0.00%             13.8%
12/31/2009                        1.56                 0                 0              0.00%             51.5%
12/31/2008                        1.03                 0                 0              0.00%            -48.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.7%
                2010               0.5%
                2009               2.4%
                2008               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              T. Rowe Price Mid Cap Growth Fund R Class - 779556307

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,232,239   $     4,151,892            78,328
                                                                         ===============   ===============
Receivables: investments sold                                   24,924
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,257,163
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,171,732         1,278,098   $          2.48
Band 100                                                            --                --              2.54
Band 75                                                             --                --              2.60
Band 50                                                             --                --              2.66
Band 25                                                             --                --              2.72
Band 0                                                       1,085,431           385,526              2.82
                                                       ---------------   ---------------
Total                                                  $     4,257,163         1,663,624
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (36,811)
                                                                                           ---------------
Net investment income (loss)                                                                       (36,811)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            58,761
Realized gain distributions                                                                        235,892
Net change in unrealized appreciation (depreciation)                                               174,130
                                                                                           ---------------
Net gain (loss)                                                                                    468,783
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       431,972
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (36,811)  $            (29,060)
Net realized gain (loss)                                                      58,761                119,416
Realized gain distributions                                                  235,892                277,360
Net change in unrealized appreciation (depreciation)                         174,130               (470,152)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            431,972               (102,436)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,499,720              1,626,920
Cost of units redeemed                                                    (1,264,986)              (773,250)
Account charges                                                               (1,090)                (1,080)
                                                                --------------------   --------------------
Increase (decrease)                                                          233,644                852,590
                                                                --------------------   --------------------
Net increase (decrease)                                                      665,616                750,154
Net assets, beginning                                                      3,591,547              2,841,393
                                                                --------------------   --------------------
Net assets, ending                                              $          4,257,163   $          3,591,547
                                                                ====================   ====================
Units sold                                                                   632,370                697,720
Units redeemed                                                              (542,185)              (335,738)
                                                                --------------------   --------------------
Net increase (decrease)                                                       90,185                361,982
Units outstanding, beginning                                               1,573,439              1,211,457
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,663,624              1,573,439
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          9,636,934
Cost of units redeemed/account charges                                                           (6,795,554)
Net investment income (loss)                                                                       (149,969)
Net realized gain (loss)                                                                            412,897
Realized gain distributions                                                                       1,072,508
Net change in unrealized appreciation (depreciation)                                                 80,347
                                                                                       --------------------
Net assets                                                                             $          4,257,163
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.48             1,278   $         3,172              1.25%             11.9%
12/31/2011                        2.22             1,190             2,640              1.25%             -2.9%
12/31/2010                        2.28               909             2,077              1.25%             25.8%
12/31/2009                        1.82               210               382              1.25%             43.0%
12/31/2008                        1.27                 0                 0              1.25%            -40.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.54                 0   $             0              1.00%             12.2%
12/31/2011                        2.26                 0                 0              1.00%             -2.7%
12/31/2010                        2.33                 0                 0              1.00%             26.2%
12/31/2009                        1.84                 0                 0              1.00%             43.3%
12/31/2008                        1.29                 0                 0              1.00%            -40.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.60                 0   $             0              0.75%             12.5%
12/31/2011                        2.31                 0                 0              0.75%             -2.5%
12/31/2010                        2.37                 0                 0              0.75%             26.5%
12/31/2009                        1.87                 0                 0              0.75%             43.7%
12/31/2008                        1.30                 0                 0              0.75%            -40.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.66                 0   $             0              0.50%             12.7%
12/31/2011                        2.36                 0                 0              0.50%             -2.2%
12/31/2010                        2.41                 0                 0              0.50%             26.8%
12/31/2009                        1.90                 0                 0              0.50%             44.1%
12/31/2008                        1.32                 0                 0              0.50%            -40.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.72                 0   $             0              0.25%             13.0%
12/31/2011                        2.41                 0                 0              0.25%             -2.0%
12/31/2010                        2.46                 0                 0              0.25%             27.1%
12/31/2009                        1.93                 0                 0              0.25%             44.4%
12/31/2008                        1.34                 0                 0              0.25%            -40.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.82               386   $         1,085              0.00%             13.3%
12/31/2011                        2.48               383               951              0.00%             -1.7%
12/31/2010                        2.53               302               764              0.00%             27.4%
12/31/2009                        1.98                 0                 0              0.00%             44.8%
12/31/2008                        1.37                 0                 0              0.00%            -40.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 T. Rowe Price Mid Cap Value R Class - 77957Y205

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,326,828   $     2,052,056            98,256
                                                                         ===============   ===============
Receivables: investments sold                                    1,852
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,328,680
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,280,717           950,065   $          2.40
Band 100                                                            --                --              2.46
Band 75                                                             --                --              2.51
Band 50                                                             --                --              2.57
Band 25                                                             --                --              2.63
Band 0                                                          47,963            17,538              2.73
                                                       ---------------   ---------------
Total                                                  $     2,328,680           967,603
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                      For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        17,470
Mortality & expense charges                                                                        (28,256)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,786)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            91,436
Realized gain distributions                                                                        111,256
Net change in unrealized appreciation (depreciation)                                               186,003
                                                                                           ---------------
Net gain (loss)                                                                                    388,695
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       377,909
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,786)  $            (15,280)
Net realized gain (loss)                                                      91,436                (30,348)
Realized gain distributions                                                  111,256                 83,809
Net change in unrealized appreciation (depreciation)                         186,003               (190,343)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            377,909               (152,162)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     454,726                452,073
Cost of units redeemed                                                      (593,116)              (320,117)
Account charges                                                                 (436)                  (531)
                                                                --------------------   --------------------
Increase (decrease)                                                         (138,826)               131,425
                                                                --------------------   --------------------
Net increase (decrease)                                                      239,083                (20,737)
Net assets, beginning                                                      2,089,597              2,110,334
                                                                --------------------   --------------------
Net assets, ending                                              $          2,328,680   $          2,089,597
                                                                ====================   ====================
Units sold                                                                   225,719                209,999
Units redeemed                                                              (278,436)              (153,391)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (52,717)                56,608
Units outstanding, beginning                                               1,020,320                963,712
                                                                --------------------   --------------------
Units outstanding, ending                                                    967,603              1,020,320
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,040,293
Cost of units redeemed/account charges                                                           (3,477,455)
Net investment income (loss)                                                                        (53,615)
Net realized gain (loss)                                                                            (24,718)
Realized gain distributions                                                                         569,403
Net change in unrealized appreciation (depreciation)                                                274,772
                                                                                       --------------------
Net assets                                                                             $          2,328,680
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.40               950   $         2,281              1.25%             17.5%
12/31/2011                        2.04             1,001             2,045              1.25%             -6.5%
12/31/2010                        2.18               942             2,057              1.25%             14.4%
12/31/2009                        1.91               736             1,405              1.25%             44.2%
12/31/2008                        1.32               584               773              1.25%            -35.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.46                 0   $             0              1.00%             17.8%
12/31/2011                        2.09                 0                 0              1.00%             -6.2%
12/31/2010                        2.22                 0                 0              1.00%             14.7%
12/31/2009                        1.94                 0                 0              1.00%             44.5%
12/31/2008                        1.34                 0                 0              1.00%            -35.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.51                 0   $             0              0.75%             18.1%
12/31/2011                        2.13                 0                 0              0.75%             -6.0%
12/31/2010                        2.26                 0                 0              0.75%             15.0%
12/31/2009                        1.97                 0                 0              0.75%             44.9%
12/31/2008                        1.36                 0                 0              0.75%            -35.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.57                 0   $             0              0.50%             18.4%
12/31/2011                        2.17                 0                 0              0.50%             -5.8%
12/31/2010                        2.31                 0                 0              0.50%             15.3%
12/31/2009                        2.00                 0                 0              0.50%             45.3%
12/31/2008                        1.38                 0                 0              0.50%            -35.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.63                 0   $             0              0.25%             18.7%
12/31/2011                        2.22                 0                 0              0.25%             -5.5%
12/31/2010                        2.35                 0                 0              0.25%             15.6%
12/31/2009                        2.03                 0                 0              0.25%             45.6%
12/31/2008                        1.40                 0                 0              0.25%            -35.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.73                18   $            48              0.00%             19.0%
12/31/2011                        2.30                20                45              0.00%             -5.3%
12/31/2010                        2.43                22                53              0.00%             15.9%
12/31/2009                        2.09                 0                 0              0.00%             46.0%
12/31/2008                        1.43                 0                 0              0.00%            -34.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.5%
                2010               1.5%
                2009               0.8%
                2008               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              T. Rowe Price Mid Cap Value Advisor Class - 77957Y304

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,822,153   $     1,712,601            76,238
                                                                         ===============   ===============
Receivables: investments sold                                    3,006
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,825,159
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       768,906           716,476   $          1.07
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.10
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.14
Band 0                                                       1,056,253           917,609              1.15
                                                       ---------------   ---------------
Total                                                  $     1,825,159         1,634,085
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        18,006
Mortality & expense charges                                                                         (8,534)
                                                                                           ---------------
Net investment income (loss)                                                                         9,472
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             5,057
Realized gain distributions                                                                         87,153
Net change in unrealized appreciation (depreciation)                                               171,828
                                                                                           ---------------
Net gain (loss)                                                                                    264,038
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       273,510
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,472   $              3,676
Net realized gain (loss)                                                       5,057                 43,768
Realized gain distributions                                                   87,153                 55,026
Net change in unrealized appreciation (depreciation)                         171,828               (177,496)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            273,510                (75,026)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     275,434                286,576
Cost of units redeemed                                                      (115,247)              (264,991)
Account charges                                                                 (224)                  (254)
                                                                --------------------   --------------------
Increase (decrease)                                                          159,963                 21,331
                                                                --------------------   --------------------
Net increase (decrease)                                                      433,473                (53,695)
Net assets, beginning                                                      1,391,686              1,445,381
                                                                --------------------   --------------------
Net assets, ending                                              $          1,825,159   $          1,391,686
                                                                ====================   ====================
Units sold                                                                   267,709                290,757
Units redeemed                                                              (110,361)              (266,227)
                                                                --------------------   --------------------
Net increase (decrease)                                                      157,348                 24,530
Units outstanding, beginning                                               1,476,737              1,452,207
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,634,085              1,476,737
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,884,245
Cost of units redeemed/account charges                                                           (1,354,566)
Net investment income (loss)                                                                         33,579
Net realized gain (loss)                                                                            (42,581)
Realized gain distributions                                                                         194,930
Net change in unrealized appreciation (depreciation)                                                109,552
                                                                                       --------------------
Net assets                                                                             $          1,825,159
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07               716   $           769              1.25%             17.8%
12/31/2011                        0.91               621               565              1.25%             -6.2%
12/31/2010                        0.97               674               655              1.25%             14.7%
12/31/2009                        0.85               457               387              1.25%             44.6%
12/31/2008                        0.59               490               287              1.25%            -35.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%             18.1%
12/31/2011                        0.92                 0                 0              1.00%             -6.0%
12/31/2010                        0.98                 0                 0              1.00%             15.0%
12/31/2009                        0.85                 0                 0              1.00%             45.0%
12/31/2008                        0.59                 0                 0              1.00%            -35.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.75%             18.4%
12/31/2011                        0.93                 0                 0              0.75%             -5.7%
12/31/2010                        0.99                 0                 0              0.75%             15.3%
12/31/2009                        0.86                 0                 0              0.75%             45.3%
12/31/2008                        0.59                 0                 0              0.75%            -35.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%             18.7%
12/31/2011                        0.94                 0                 0              0.50%             -5.5%
12/31/2010                        1.00                 0                 0              0.50%             15.5%
12/31/2009                        0.86                 0                 0              0.50%             45.7%
12/31/2008                        0.59                 0                 0              0.50%            -35.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%             19.0%
12/31/2011                        0.95                 0                 0              0.25%             -5.3%
12/31/2010                        1.01                 0                 0              0.25%             15.8%
12/31/2009                        0.87                 0                 0              0.25%             46.1%
12/31/2008                        0.60                 0                 0              0.25%            -34.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15               918   $         1,056              0.00%             19.3%
12/31/2011                        0.97               856               826              0.00%             -5.0%
12/31/2010                        1.02               778               791              0.00%             16.1%
12/31/2009                        0.88                 0                 0              0.00%             46.4%
12/31/2008                        0.60                 0                 0              0.00%            -34.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.1%
                2011               0.8%
                2010               2.3%
                2009               1.0%
                2008               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2005 R Class - 74149P697

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       375,201   $       377,396            30,928
                                                                         ===============   ===============
Receivables: investments sold                                      266
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       375,467
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       375,467           351,458   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $       375,467           351,458
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                    For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         6,642
Mortality & expense charges                                                                           (725)
                                                                                           ---------------
Net investment income (loss)                                                                         5,917
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                12
Realized gain distributions                                                                            905
Net change in unrealized appreciation (depreciation)                                                (2,195)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,278)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         4,639
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,917   $                 --
Net realized gain (loss)                                                          12                     --
Realized gain distributions                                                      905                     --
Net change in unrealized appreciation (depreciation)                          (2,195)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,639                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     370,848                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                  (20)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          370,828                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      375,467                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            375,467   $                 --
                                                                ====================   ====================
Units sold                                                                   351,476                     --
Units redeemed                                                                   (18)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      351,458                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    351,458                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            370,848
Cost of units redeemed/account charges                                                                  (20)
Net investment income (loss)                                                                          5,917
Net realized gain (loss)                                                                                 12
Realized gain distributions                                                                             905
Net change in unrealized appreciation (depreciation)                                                 (2,195)
                                                                                       --------------------
Net assets                                                                             $            375,467
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07               351   $           375              1.25%              6.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              7.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2005 Advisor Class - 74149P713

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,539   $         1,546               126
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (4)
                                                       ---------------
Net assets                                             $         1,535
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,535             1,436   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $         1,535             1,436
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            27
Mortality & expense charges                                                                             (4)
                                                                                           ---------------
Net investment income (loss)                                                                            23
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                              3
Net change in unrealized appreciation (depreciation)                                                    (7)
                                                                                           ---------------
Net gain (loss)                                                                                         (4)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            19
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 23   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                        3                     --
Net change in unrealized appreciation (depreciation)                              (7)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 19                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       1,535                     --
Cost of units redeemed                                                           (19)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            1,516                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,535                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              1,535   $                 --
                                                                ====================   ====================
Units sold                                                                     1,454                     --
Units redeemed                                                                   (18)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,436                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,436                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              1,535
Cost of units redeemed/account charges                                                                  (19)
Net investment income (loss)                                                                             23
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               3
Net change in unrealized appreciation (depreciation)                                                     (7)
                                                                                       --------------------
Net assets                                                                             $              1,535
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 1   $             2              1.25%              6.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              7.4%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              7.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2010 R Class - 74149P606

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       184,040   $       184,290            11,280
                                                                         ===============   ===============
Receivables: investments sold                                       63
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       184,103
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       184,103           171,258   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $       184,103           171,258
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,742
Mortality & expense charges                                                                           (216)
                                                                                           ---------------
Net investment income (loss)                                                                         1,526
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 2
Realized gain distributions                                                                            232
Net change in unrealized appreciation (depreciation)                                                  (250)
                                                                                           ---------------
Net gain (loss)                                                                                        (16)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,510
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,526   $                 --
Net realized gain (loss)                                                           2                     --
Realized gain distributions                                                      232                     --
Net change in unrealized appreciation (depreciation)                            (250)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,510                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     182,644                     --
Cost of units redeemed                                                           (12)                    --
Account charges                                                                  (39)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          182,593                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      184,103                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            184,103   $                 --
                                                                ====================   ====================
Units sold                                                                   171,306                     --
Units redeemed                                                                   (48)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      171,258                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    171,258                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            182,644
Cost of units redeemed/account charges                                                                  (51)
Net investment income (loss)                                                                          1,526
Net realized gain (loss)                                                                                  2
Realized gain distributions                                                                             232
Net change in unrealized appreciation (depreciation)                                                   (250)
                                                                                       --------------------
Net assets                                                                             $            184,103
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08               171   $           184              1.25%              7.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              7.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              7.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2010 Advisor Class - 74149P861

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       115,124   $       115,243             7,018
                                                                         ===============   ===============
Receivables: investments sold                                       53
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       115,177
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       115,177           106,998   $          1.08
Band 100                                                            --                --              1.08
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $       115,177           106,998
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,243
Mortality & expense charges                                                                           (280)
                                                                                           ---------------
Net investment income (loss)                                                                         1,963
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                57
Realized gain distributions                                                                            271
Net change in unrealized appreciation (depreciation)                                                  (119)
                                                                                           ---------------
Net gain (loss)                                                                                        209
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,172
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,963   $                 --
Net realized gain (loss)                                                          57                     --
Realized gain distributions                                                      271                     --
Net change in unrealized appreciation (depreciation)                            (119)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,172                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     116,774                     --
Cost of units redeemed                                                        (3,769)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                          113,005                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      115,177                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            115,177   $                 --
                                                                ====================   ====================
Units sold                                                                   110,540                     --
Units redeemed                                                                (3,542)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      106,998                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    106,998                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            116,774
Cost of units redeemed/account charges                                                               (3,769)
Net investment income (loss)                                                                          1,963
Net realized gain (loss)                                                                                 57
Realized gain distributions                                                                             271
Net change in unrealized appreciation (depreciation)                                                   (119)
                                                                                       --------------------
Net assets                                                                             $            115,177
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08               107   $           115              1.25%              7.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              1.00%              7.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              8.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              8.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2015 R Class - 74149P671

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,685,354   $     4,528,734           368,131
                                                                         ===============   ===============
Receivables: investments sold                                   15,679
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,701,033
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,530,203         3,983,612   $          1.14
Band 100                                                            --                --              1.14
Band 75                                                             --                --              1.15
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.16
Band 0                                                         170,830           146,187              1.17
                                                       ---------------   ---------------
Total                                                  $     4,701,033         4,129,799
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        73,353
Mortality & expense charges                                                                        (29,227)
                                                                                           ---------------
Net investment income (loss)                                                                        44,126
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            21,608
Realized gain distributions                                                                         10,479
Net change in unrealized appreciation (depreciation)                                               202,153
                                                                                           ---------------
Net gain (loss)                                                                                    234,240
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       278,366
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,126   $             10,119
Net realized gain (loss)                                                      21,608                (16,308)
Realized gain distributions                                                   10,479                  1,625
Net change in unrealized appreciation (depreciation)                         202,153                (45,533)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            278,366                (50,097)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,312,477              1,511,602
Cost of units redeemed                                                    (1,981,649)              (362,814)
Account charges                                                               (6,626)                  (226)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,324,202              1,148,562
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,602,568              1,098,465
Net assets, beginning                                                      1,098,465                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          4,701,033   $          1,098,465
                                                                ====================   ====================
Units sold                                                                 4,913,974              1,438,553
Units redeemed                                                            (1,862,143)              (360,585)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,051,831              1,077,968
Units outstanding, beginning                                               1,077,968                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,129,799              1,077,968
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,824,079
Cost of units redeemed/account charges                                                           (2,351,315)
Net investment income (loss)                                                                         54,245
Net realized gain (loss)                                                                              5,300
Realized gain distributions                                                                          12,104
Net change in unrealized appreciation (depreciation)                                                156,620
                                                                                       --------------------
Net assets                                                                             $          4,701,033
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14             3,984   $         4,530              1.25%             11.8%
12/31/2011                        1.02               940               956              1.25%             -2.0%
12/31/2010                        1.04                 0                 0              1.25%              3.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              1.00%             12.1%
12/31/2011                        1.02                 0                 0              1.00%             -1.7%
12/31/2010                        1.04                 0                 0              1.00%              3.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.75%             12.4%
12/31/2011                        1.02                 0                 0              0.75%             -1.5%
12/31/2010                        1.04                 0                 0              0.75%              3.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%             12.7%
12/31/2011                        1.03                 0                 0              0.50%             -1.2%
12/31/2010                        1.04                 0                 0              0.50%              3.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.25%             12.9%
12/31/2011                        1.03                 0                 0              0.25%             -1.0%
12/31/2010                        1.04                 0                 0              0.25%              3.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17               146   $           171              0.00%             13.2%
12/31/2011                        1.03               138               143              0.00%             -0.7%
12/31/2010                        1.04                 0                 0              0.00%              4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.5%
                2011               3.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2015 Advisor Class - 74149P689

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,719,547   $     3,394,576           289,685
                                                                         ===============   ===============
Receivables: investments sold                                    2,907
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,722,454
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,722,454         3,257,872   $          1.14
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.16
Band 25                                                             --                --              1.17
Band 0                                                              --                --              1.17
                                                       ---------------   ---------------
Total                                                  $     3,722,454         3,257,872
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        67,030
Mortality & expense charges                                                                        (41,240)
                                                                                           ---------------
Net investment income (loss)                                                                        25,790
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,705
Realized gain distributions                                                                          8,378
Net change in unrealized appreciation (depreciation)                                               326,172
                                                                                           ---------------
Net gain (loss)                                                                                    341,255
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       367,045
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             25,790   $             53,847
Net realized gain (loss)                                                       6,705                    421
Realized gain distributions                                                    8,378                  5,028
Net change in unrealized appreciation (depreciation)                         326,172                 (1,201)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            367,045                 58,095
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     563,317              2,908,954
Cost of units redeemed                                                      (140,774)               (34,070)
Account charges                                                                 (113)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          422,430              2,874,884
                                                                --------------------   --------------------
Net increase (decrease)                                                      789,475              2,932,979
Net assets, beginning                                                      2,932,979                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,722,454   $          2,932,979
                                                                ====================   ====================
Units sold                                                                   510,606              2,912,690
Units redeemed                                                              (132,043)               (33,381)
                                                                --------------------   --------------------
Net increase (decrease)                                                      378,563              2,879,309
Units outstanding, beginning                                               2,879,309                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,257,872              2,879,309
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,472,271
Cost of units redeemed/account charges                                                             (174,957)
Net investment income (loss)                                                                         79,637
Net realized gain (loss)                                                                              7,126
Realized gain distributions                                                                          13,406
Net change in unrealized appreciation (depreciation)                                                324,971
                                                                                       --------------------
Net assets                                                                             $          3,722,454
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14             3,258   $         3,722              1.25%             12.2%
12/31/2011                        1.02             2,879             2,933              1.25%             -1.9%
12/31/2010                        1.04                 0                 0              1.25%              3.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             12.5%
12/31/2011                        1.02                 0                 0              1.00%             -1.6%
12/31/2010                        1.04                 0                 0              1.00%              3.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             12.7%
12/31/2011                        1.02                 0                 0              0.75%             -1.4%
12/31/2010                        1.04                 0                 0              0.75%              3.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.50%             13.0%
12/31/2011                        1.03                 0                 0              0.50%             -1.2%
12/31/2010                        1.04                 0                 0              0.50%              4.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             13.3%
12/31/2011                        1.03                 0                 0              0.25%             -0.9%
12/31/2010                        1.04                 0                 0              0.25%              4.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.00%             13.6%
12/31/2011                        1.03                 0                 0              0.00%             -0.7%
12/31/2010                        1.04                 0                 0              0.00%              4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               3.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2020 R Class - 74149P705

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,009,341   $     8,591,284           511,141
                                                                         ===============   ===============
Receivables: investments sold                                   12,311
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     9,021,652
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,257,798         7,204,657   $          1.15
Band 100                                                            --                --              1.15
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.17
Band 0                                                         763,854           648,559              1.18
                                                       ---------------   ---------------
Total                                                  $     9,021,652         7,853,216
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       129,176
Mortality & expense charges                                                                        (60,523)
                                                                                           ---------------
Net investment income (loss)                                                                        68,653
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            32,345
Realized gain distributions                                                                         34,778
Net change in unrealized appreciation (depreciation)                                               510,021
                                                                                           ---------------
Net gain (loss)                                                                                    577,144
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       645,797
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             68,653   $             17,996
Net realized gain (loss)                                                      32,345                 (7,094)
Realized gain distributions                                                   34,778                  3,567
Net change in unrealized appreciation (depreciation)                         510,021                (91,964)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            645,797                (77,495)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   9,194,870              2,296,547
Cost of units redeemed                                                    (2,744,861)              (289,515)
Account charges                                                               (3,287)                  (404)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,446,722              2,006,628
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,092,519              1,929,133
Net assets, beginning                                                      1,929,133                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          9,021,652   $          1,929,133
                                                                ====================   ====================
Units sold                                                                 8,686,430              2,183,759
Units redeemed                                                            (2,727,147)              (289,826)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,959,283              1,893,933
Units outstanding, beginning                                               1,893,933                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,853,216              1,893,933
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,491,417
Cost of units redeemed/account charges                                                           (3,038,067)
Net investment income (loss)                                                                         86,649
Net realized gain (loss)                                                                             25,251
Realized gain distributions                                                                          38,345
Net change in unrealized appreciation (depreciation)                                                418,057
                                                                                       --------------------
Net assets                                                                             $          9,021,652
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15             7,205   $         8,258              1.25%             13.0%
12/31/2011                        1.01             1,338             1,357              1.25%             -2.9%
12/31/2010                        1.04                 0                 0              1.25%              4.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              1.00%             13.3%
12/31/2011                        1.02                 0                 0              1.00%             -2.7%
12/31/2010                        1.05                 0                 0              1.00%              4.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             13.6%
12/31/2011                        1.02                 0                 0              0.75%             -2.4%
12/31/2010                        1.05                 0                 0              0.75%              4.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             13.9%
12/31/2011                        1.02                 0                 0              0.50%             -2.2%
12/31/2010                        1.05                 0                 0              0.50%              4.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.25%             14.2%
12/31/2011                        1.03                 0                 0              0.25%             -2.0%
12/31/2010                        1.05                 0                 0              0.25%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18               649   $           764              0.00%             14.4%
12/31/2011                        1.03               556               572              0.00%             -1.7%
12/31/2010                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.4%
                2011               2.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2020 Advisor Class - 74149P853

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,315,270   $     3,059,214           186,483
                                                                         ===============   ===============
Receivables: investments sold                                    2,280
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,317,550
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,317,550         2,877,570   $          1.15
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.18
                                                       ---------------   ---------------
Total                                                  $     3,317,550         2,877,570
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        53,888
Mortality & expense charges                                                                        (33,798)
                                                                                           ---------------
Net investment income (loss)                                                                        20,090
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             9,500
Realized gain distributions                                                                         12,574
Net change in unrealized appreciation (depreciation)                                               281,419
                                                                                           ---------------
Net gain (loss)                                                                                    303,493
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       323,583
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,090   $             29,433
Net realized gain (loss)                                                       9,500                 (8,812)
Realized gain distributions                                                   12,574                  4,242
Net change in unrealized appreciation (depreciation)                         281,419                (25,205)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            323,583                   (342)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     979,496              2,344,637
Cost of units redeemed                                                      (195,973)              (178,418)
Account charges                                                                 (349)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          783,174              2,166,219
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,106,757              2,165,877
Net assets, beginning                                                      2,210,793                 44,916
                                                                --------------------   --------------------
Net assets, ending                                              $          3,317,550   $          2,210,793
                                                                ====================   ====================
Units sold                                                                   891,967              2,304,690
Units redeemed                                                              (188,051)              (174,017)
                                                                --------------------   --------------------
Net increase (decrease)                                                      703,916              2,130,673
Units outstanding, beginning                                               2,173,654                 42,981
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,877,570              2,173,654
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,368,945
Cost of units redeemed/account charges                                                             (375,208)
Net investment income (loss)                                                                         50,199
Net realized gain (loss)                                                                                688
Realized gain distributions                                                                          16,870
Net change in unrealized appreciation (depreciation)                                                256,056
                                                                                       --------------------
Net assets                                                                             $          3,317,550
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15             2,878   $         3,318              1.25%             13.4%
12/31/2011                        1.02             2,174             2,211              1.25%             -2.7%
12/31/2010                        1.05                43                45              1.25%              4.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             13.6%
12/31/2011                        1.02                 0                 0              1.00%             -2.4%
12/31/2010                        1.05                 0                 0              1.00%              4.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             13.9%
12/31/2011                        1.02                 0                 0              0.75%             -2.2%
12/31/2010                        1.05                 0                 0              0.75%              4.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             14.2%
12/31/2011                        1.03                 0                 0              0.50%             -1.9%
12/31/2010                        1.05                 0                 0              0.50%              4.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             14.5%
12/31/2011                        1.03                 0                 0              0.25%             -1.7%
12/31/2010                        1.05                 0                 0              0.25%              4.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.00%             14.8%
12/31/2011                        1.03                 0                 0              0.00%             -1.5%
12/31/2010                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.9%
                2011               3.3%
                2010               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2025 R Class - 74149P655

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,489,643   $     4,282,724           346,334
                                                                         ===============   ===============
Receivables: investments sold                                    9,242
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,498,885
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,263,188         3,701,815   $          1.15
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.16
Band 50                                                             --                --              1.17
Band 25                                                             --                --              1.18
Band 0                                                         235,697           199,170              1.18
                                                       ---------------   ---------------
Total                                                  $     4,498,885         3,900,985
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        57,014
Mortality & expense charges                                                                        (29,193)
                                                                                           ---------------
Net investment income (loss)                                                                        27,821
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            34,633
Realized gain distributions                                                                         31,861
Net change in unrealized appreciation (depreciation)                                               267,716
                                                                                           ---------------
Net gain (loss)                                                                                    334,210
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       362,031
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             27,821   $              5,498
Net realized gain (loss)                                                      34,633                 (1,343)
Realized gain distributions                                                   31,861                  1,758
Net change in unrealized appreciation (depreciation)                         267,716                (60,797)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            362,031                (54,884)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   5,140,734              1,140,426
Cost of units redeemed                                                    (2,039,004)               (46,738)
Account charges                                                               (3,225)                  (455)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,098,505              1,093,233
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,460,536              1,038,349
Net assets, beginning                                                      1,038,349                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          4,498,885   $          1,038,349
                                                                ====================   ====================
Units sold                                                                 4,772,024              1,072,018
Units redeemed                                                            (1,896,207)               (46,850)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,875,817              1,025,168
Units outstanding, beginning                                               1,025,168                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,900,985              1,025,168
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          6,281,160
Cost of units redeemed/account charges                                                           (2,089,422)
Net investment income (loss)                                                                         33,319
Net realized gain (loss)                                                                             33,290
Realized gain distributions                                                                          33,619
Net change in unrealized appreciation (depreciation)                                                206,919
                                                                                       --------------------
Net assets                                                                             $          4,498,885
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15             3,702   $         4,263              1.25%             14.0%
12/31/2011                        1.01               836               845              1.25%             -3.8%
12/31/2010                        1.05                 0                 0              1.25%              5.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             14.3%
12/31/2011                        1.01                 0                 0              1.00%             -3.5%
12/31/2010                        1.05                 0                 0              1.00%              5.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              0.75%             14.6%
12/31/2011                        1.02                 0                 0              0.75%             -3.3%
12/31/2010                        1.05                 0                 0              0.75%              5.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.50%             14.9%
12/31/2011                        1.02                 0                 0              0.50%             -3.1%
12/31/2010                        1.05                 0                 0              0.50%              5.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             15.2%
12/31/2011                        1.02                 0                 0              0.25%             -2.8%
12/31/2010                        1.05                 0                 0              0.25%              5.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18               199   $           236              0.00%             15.4%
12/31/2011                        1.03               189               194              0.00%             -2.6%
12/31/2010                        1.05                 0                 0              0.00%              5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.1%
                2011               2.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2025 Advisor Class - 74149P663

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,562,609   $     1,460,409           119,610
                                                                         ===============   ===============
Receivables: investments sold                                      705
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,563,314
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,563,314         1,350,065   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.18
Band 0                                                              --                --              1.19
                                                       ---------------   ---------------
Total                                                  $     1,563,314         1,350,065
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        22,918
Mortality & expense charges                                                                        (14,193)
                                                                                           ---------------
Net investment income (loss)                                                                         8,725
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            10,347
Realized gain distributions                                                                         10,886
Net change in unrealized appreciation (depreciation)                                                94,184
                                                                                           ---------------
Net gain (loss)                                                                                    115,417
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       124,142
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,725   $              9,680
Net realized gain (loss)                                                      10,347                      6
Realized gain distributions                                                   10,886                  1,268
Net change in unrealized appreciation (depreciation)                          94,184                  8,016
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            124,142                 18,970
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     894,960                731,210
Cost of units redeemed                                                      (200,948)                (4,625)
Account charges                                                                 (320)                   (75)
                                                                --------------------   --------------------
Increase (decrease)                                                          693,692                726,510
                                                                --------------------   --------------------
Net increase (decrease)                                                      817,834                745,480
Net assets, beginning                                                        745,480                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,563,314   $            745,480
                                                                ====================   ====================
Units sold                                                                   802,988                740,395
Units redeemed                                                              (188,522)                (4,796)
                                                                --------------------   --------------------
Net increase (decrease)                                                      614,466                735,599
Units outstanding, beginning                                                 735,599                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,350,065                735,599
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,626,170
Cost of units redeemed/account charges                                                             (205,968)
Net investment income (loss)                                                                         18,405
Net realized gain (loss)                                                                             10,353
Realized gain distributions                                                                          12,154
Net change in unrealized appreciation (depreciation)                                                102,200
                                                                                       --------------------
Net assets                                                                             $          1,563,314
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             1,350   $         1,563              1.25%             14.3%
12/31/2011                        1.01               736               745              1.25%             -3.5%
12/31/2010                        1.05                 0                 0              1.25%              5.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             14.5%
12/31/2011                        1.02                 0                 0              1.00%             -3.3%
12/31/2010                        1.05                 0                 0              1.00%              5.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             14.8%
12/31/2011                        1.02                 0                 0              0.75%             -3.0%
12/31/2010                        1.05                 0                 0              0.75%              5.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             15.1%
12/31/2011                        1.02                 0                 0              0.50%             -2.8%
12/31/2010                        1.05                 0                 0              0.50%              5.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             15.4%
12/31/2011                        1.03                 0                 0              0.25%             -2.6%
12/31/2010                        1.05                 0                 0              0.25%              5.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.00%             15.7%
12/31/2011                        1.03                 0                 0              0.00%             -2.3%
12/31/2010                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               2.7%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2030 R Class - 74149P804

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,035,478   $     5,687,300           315,207
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (141,099)
                                                       ---------------
Net assets                                             $     5,894,379
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,559,238         4,801,793   $          1.16
Band 100                                                            --                --              1.16
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.18
Band 0                                                         335,141           281,713              1.19
                                                       ---------------   ---------------
Total                                                  $     5,894,379         5,083,506
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        64,017
Mortality & expense charges                                                                        (41,392)
                                                                                           ---------------
Net investment income (loss)                                                                        22,625
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            15,461
Realized gain distributions                                                                         32,008
Net change in unrealized appreciation (depreciation)                                               395,594
                                                                                           ---------------
Net gain (loss)                                                                                    443,063
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       465,688
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,625   $              6,494
Net realized gain (loss)                                                      15,461                 (9,027)
Realized gain distributions                                                   32,008                  2,030
Net change in unrealized appreciation (depreciation)                         395,594                (47,416)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            465,688                (47,919)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,061,938              1,838,978
Cost of units redeemed                                                    (2,025,463)              (395,356)
Account charges                                                               (2,735)                  (752)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,033,740              1,442,870
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,499,428              1,394,951
Net assets, beginning                                                      1,394,951                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          5,894,379   $          1,394,951
                                                                ====================   ====================
Units sold                                                                 5,606,326              1,756,925
Units redeemed                                                            (1,902,288)              (377,457)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,704,038              1,379,468
Units outstanding, beginning                                               1,379,468                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,083,506              1,379,468
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          7,900,916
Cost of units redeemed/account charges                                                           (2,424,306)
Net investment income (loss)                                                                         29,119
Net realized gain (loss)                                                                              6,434
Realized gain distributions                                                                          34,038
Net change in unrealized appreciation (depreciation)                                                348,178
                                                                                       --------------------
Net assets                                                                             $          5,894,379
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             4,802   $         5,559              1.25%             14.8%
12/31/2011                        1.01             1,092             1,101              1.25%             -4.4%
12/31/2010                        1.05                 0                 0              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16                 0   $             0              1.00%             15.1%
12/31/2011                        1.01                 0                 0              1.00%             -4.2%
12/31/2010                        1.06                 0                 0              1.00%              5.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             15.4%
12/31/2011                        1.01                 0                 0              0.75%             -3.9%
12/31/2010                        1.06                 0                 0              0.75%              5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             15.7%
12/31/2011                        1.02                 0                 0              0.50%             -3.7%
12/31/2010                        1.06                 0                 0              0.50%              5.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.25%             16.0%
12/31/2011                        1.02                 0                 0              0.25%             -3.4%
12/31/2010                        1.06                 0                 0              0.25%              5.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19               282   $           335              0.00%             16.3%
12/31/2011                        1.02               287               294              0.00%             -3.2%
12/31/2010                        1.06                 0                 0              0.00%              5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               1.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2030 Advisor Class - 74149P846

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,358,539   $     3,947,555           231,877
                                                                         ===============   ===============
Receivables: investments sold                                    3,073
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,361,612
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,361,612         3,745,680   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $     4,361,612         3,745,680
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        56,001
Mortality & expense charges                                                                        (45,862)
                                                                                           ---------------
Net investment income (loss)                                                                        10,139
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             9,965
Realized gain distributions                                                                         23,520
Net change in unrealized appreciation (depreciation)                                               446,913
                                                                                           ---------------
Net gain (loss)                                                                                    480,398
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       490,537
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,139   $             23,946
Net realized gain (loss)                                                       9,965                (12,116)
Realized gain distributions                                                   23,520                  5,372
Net change in unrealized appreciation (depreciation)                         446,913                (35,963)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            490,537                (18,761)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,110,459              3,340,936
Cost of units redeemed                                                      (233,772)              (332,913)
Account charges                                                                 (565)                  (157)
                                                                --------------------   --------------------
Increase (decrease)                                                          876,122              3,007,866
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,366,659              2,989,105
Net assets, beginning                                                      2,994,953                  5,848
                                                                --------------------   --------------------
Net assets, ending                                              $          4,361,612   $          2,994,953
                                                                ====================   ====================
Units sold                                                                   999,592              3,276,574
Units redeemed                                                              (214,601)              (321,426)
                                                                --------------------   --------------------
Net increase (decrease)                                                      784,991              2,955,148
Units outstanding, beginning                                               2,960,689                  5,541
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,745,680              2,960,689
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,457,136
Cost of units redeemed/account charges                                                             (567,407)
Net investment income (loss)                                                                         34,152
Net realized gain (loss)                                                                             (2,151)
Realized gain distributions                                                                          28,898
Net change in unrealized appreciation (depreciation)                                                410,984
                                                                                       --------------------
Net assets                                                                             $          4,361,612
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             3,746   $         4,362              1.25%             15.1%
12/31/2011                        1.01             2,961             2,995              1.25%             -4.2%
12/31/2010                        1.06                 6                 6              1.25%              5.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             15.4%
12/31/2011                        1.01                 0                 0              1.00%             -3.9%
12/31/2010                        1.06                 0                 0              1.00%              5.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             15.7%
12/31/2011                        1.02                 0                 0              0.75%             -3.7%
12/31/2010                        1.06                 0                 0              0.75%              5.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             16.0%
12/31/2011                        1.02                 0                 0              0.50%             -3.4%
12/31/2010                        1.06                 0                 0              0.50%              5.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.3%
12/31/2011                        1.02                 0                 0              0.25%             -3.2%
12/31/2010                        1.06                 0                 0              0.25%              5.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             16.6%
12/31/2011                        1.03                 0                 0              0.00%             -3.0%
12/31/2010                        1.06                 0                 0              0.00%              5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               2.4%
                2010               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2035 R Class - 74149P630

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,037,046   $     3,859,216           303,164
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (20,115)
                                                       ---------------
Net assets                                             $     4,016,931
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,751,041         3,233,079   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                         265,890           223,028              1.19
                                                       ---------------   ---------------
Total                                                  $     4,016,931         3,456,107
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        41,088
Mortality & expense charges                                                                        (21,233)
                                                                                           ---------------
Net investment income (loss)                                                                        19,855
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            12,467
Realized gain distributions                                                                         30,816
Net change in unrealized appreciation (depreciation)                                               215,266
                                                                                           ---------------
Net gain (loss)                                                                                    258,549
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       278,404
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             19,855   $              3,157
Net realized gain (loss)                                                      12,467                (12,892)
Realized gain distributions                                                   30,816                  1,303
Net change in unrealized appreciation (depreciation)                         215,266                (37,436)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            278,404                (45,868)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,682,940                953,298
Cost of units redeemed                                                      (709,308)              (138,465)
Account charges                                                               (3,136)                  (934)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,970,496                813,899
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,248,900                768,031
Net assets, beginning                                                        768,031                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          4,016,931   $            768,031
                                                                ====================   ====================
Units sold                                                                 3,348,377                900,862
Units redeemed                                                              (652,614)              (140,518)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,695,763                760,344
Units outstanding, beginning                                                 760,344                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,456,107                760,344
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,636,238
Cost of units redeemed/account charges                                                             (851,843)
Net investment income (loss)                                                                         23,012
Net realized gain (loss)                                                                               (425)
Realized gain distributions                                                                          32,119
Net change in unrealized appreciation (depreciation)                                                177,830
                                                                                       --------------------
Net assets                                                                             $           4,016,93
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             3,233   $         3,751              1.25%             15.4%
12/31/2011                        1.01               530               533              1.25%             -5.0%
12/31/2010                        1.06                 0                 0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             15.7%
12/31/2011                        1.01                 0                 0              1.00%             -4.7%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             16.0%
12/31/2011                        1.01                 0                 0              0.75%             -4.5%
12/31/2010                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             16.2%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.5%
12/31/2011                        1.02                 0                 0              0.25%             -4.0%
12/31/2010                        1.06                 0                 0              0.25%              6.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19               223   $           266              0.00%             16.8%
12/31/2011                        1.02               230               235              0.00%             -3.8%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               1.9%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2035 Advisor Class - 74149P648

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,871,317   $     1,669,542           141,672
                                                                         ===============   ===============
Receivables: investments sold                                   20,015
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,891,332
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,891,332         1,621,686   $          1.17
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $     1,891,332         1,621,686
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        21,094
Mortality & expense charges                                                                        (18,850)
                                                                                           ---------------
Net investment income (loss)                                                                         2,244
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             5,474
Realized gain distributions                                                                         13,843
Net change in unrealized appreciation (depreciation)                                               186,571
                                                                                           ---------------
Net gain (loss)                                                                                    205,888
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       208,132
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,244   $             13,046
Net realized gain (loss)                                                       5,474                      9
Realized gain distributions                                                   13,843                  2,100
Net change in unrealized appreciation (depreciation)                         186,571                 15,204
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            208,132                 30,359
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     526,238              1,208,332
Cost of units redeemed                                                       (80,632)                  (871)
Account charges                                                                 (226)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          445,380              1,207,461
                                                                --------------------   --------------------
Net increase (decrease)                                                      653,512              1,237,820
Net assets, beginning                                                      1,237,820                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,891,332   $          1,237,820
                                                                ====================   ====================
Units sold                                                                   471,538              1,227,740
Units redeemed                                                               (76,729)                  (863)
                                                                --------------------   --------------------
Net increase (decrease)                                                      394,809              1,226,877
Units outstanding, beginning                                               1,226,877                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,621,686              1,226,877
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,734,570
Cost of units redeemed/account charges                                                              (81,729)
Net investment income (loss)                                                                         15,290
Net realized gain (loss)                                                                              5,483
Realized gain distributions                                                                          15,943
Net change in unrealized appreciation (depreciation)                                                201,775
                                                                                       --------------------
Net assets                                                                             $          1,891,332
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17             1,622   $         1,891              1.25%             15.6%
12/31/2011                        1.01             1,227             1,238              1.25%             -4.7%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             15.9%
12/31/2011                        1.01                 0                 0              1.00%             -4.5%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.2%
12/31/2011                        1.01                 0                 0              0.75%             -4.2%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             16.5%
12/31/2011                        1.02                 0                 0              0.50%             -4.0%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.8%
12/31/2011                        1.02                 0                 0              0.25%             -3.7%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             17.1%
12/31/2011                        1.02                 0                 0              0.00%             -3.5%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               2.2%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2040 Advisor Class - 74149P838

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,459,395   $     2,237,607           129,716
                                                                         ===============   ===============
Receivables: investments sold                                    1,327
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,460,722
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,460,722         2,107,762   $          1.17
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $     2,460,722         2,107,762
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        27,438
Mortality & expense charges                                                                        (24,615)
                                                                                           ---------------
Net investment income (loss)                                                                         2,823
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            13,059
Realized gain distributions                                                                         16,213
Net change in unrealized appreciation (depreciation)                                               236,689
                                                                                           ---------------
Net gain (loss)                                                                                    265,961
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       268,784
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,823   $              9,449
Net realized gain (loss)                                                      13,059                   (711)
Realized gain distributions                                                   16,213                  2,640
Net change in unrealized appreciation (depreciation)                         236,689                (14,914)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            268,784                 (3,536)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     925,711              1,514,572
Cost of units redeemed                                                      (204,324)               (44,028)
Account charges                                                                 (803)                  (173)
                                                                --------------------   --------------------
Increase (decrease)                                                          720,584              1,470,371
                                                                --------------------   --------------------
Net increase (decrease)                                                      989,368              1,466,835
Net assets, beginning                                                      1,471,354                  4,519
                                                                --------------------   --------------------
Net assets, ending                                              $          2,460,722   $          1,471,354
                                                                ====================   ====================
Units sold                                                                   838,682              1,498,826
Units redeemed                                                              (190,744)               (43,267)
                                                                --------------------   --------------------
Net increase (decrease)                                                      647,938              1,455,559
Units outstanding, beginning                                               1,459,824                  4,265
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,107,762              1,459,824
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,444,746
Cost of units redeemed/account charges                                                             (249,328)
Net investment income (loss)                                                                         12,313
Net realized gain (loss)                                                                             12,348
Realized gain distributions                                                                          18,855
Net change in unrealized appreciation (depreciation)                                                221,788
                                                                                       --------------------
Net assets                                                                             $          2,460,722
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17             2,108   $         2,461              1.25%             15.8%
12/31/2011                        1.01             1,460             1,471              1.25%             -4.9%
12/31/2010                        1.06                 4                 5              1.25%              6.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             16.1%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.4%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             16.7%
12/31/2011                        1.02                 0                 0              0.50%             -4.2%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             17.0%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             17.3%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               2.0%
                2010               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2040 R Class - 74149P887

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,812,643   $     3,618,020           202,480
                                                                         ===============   ===============
Receivables: investments sold                                   10,179
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,822,822
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,610,608         3,111,115   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                         212,214           177,950              1.19
                                                       ---------------   ---------------
Total                                                  $     3,822,822         3,289,065
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        34,947
Mortality & expense charges                                                                        (26,273)
                                                                                           ---------------
Net investment income (loss)                                                                         8,674
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,878
Realized gain distributions                                                                         25,239
Net change in unrealized appreciation (depreciation)                                               271,948
                                                                                           ---------------
Net gain (loss)                                                                                    299,065
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       307,739
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,674   $              1,474
Net realized gain (loss)                                                       1,878                 (7,675)
Realized gain distributions                                                   25,239                  1,764
Net change in unrealized appreciation (depreciation)                         271,948                (77,325)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            307,739                (81,762)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,325,779              1,213,351
Cost of units redeemed                                                      (808,271)              (128,292)
Account charges                                                               (4,592)                (1,130)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,512,916              1,083,929
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,820,655              1,002,167
Net assets, beginning                                                      1,002,167                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,822,822   $          1,002,167
                                                                ====================   ====================
Units sold                                                                 3,080,328              1,121,462
Units redeemed                                                              (786,110)              (126,615)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,294,218                994,847
Units outstanding, beginning                                                 994,847                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,289,065                994,847
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,539,130
Cost of units redeemed/account charges                                                             (942,285)
Net investment income (loss)                                                                         10,148
Net realized gain (loss)                                                                             (5,797)
Realized gain distributions                                                                          27,003
Net change in unrealized appreciation (depreciation)                                                194,623
                                                                                       --------------------
Net assets                                                                             $          3,822,822
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             3,111   $         3,611              1.25%             15.5%
12/31/2011                        1.00               798               802              1.25%             -5.2%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.9%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.7%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.5%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.2%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19               178   $           212              0.00%             17.0%
12/31/2011                        1.02               197               200              0.00%             -4.0%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               1.5%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2045 R Class - 74149P614

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,831,944   $     1,748,782           146,177
                                                                         ===============   ===============
Receivables: investments sold                                    5,505
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,837,449
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,719,870         1,480,997   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                         117,579            98,531              1.19
                                                       ---------------   ---------------
Total                                                  $     1,837,449         1,579,528
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        16,919
Mortality & expense charges                                                                        (11,102)
                                                                                           ---------------
Net investment income (loss)                                                                         5,817
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             4,145
Realized gain distributions                                                                         13,394
Net change in unrealized appreciation (depreciation)                                               107,085
                                                                                           ---------------
Net gain (loss)                                                                                    124,624
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       130,441
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,817   $              1,337
Net realized gain (loss)                                                       4,145                 (2,806)
Realized gain distributions                                                   13,394                    982
Net change in unrealized appreciation (depreciation)                         107,085                (23,923)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            130,441                (24,410)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,478,599                513,795
Cost of units redeemed                                                      (209,691)               (47,291)
Account charges                                                               (2,685)                (1,309)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,266,223                465,195
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,396,664                440,785
Net assets, beginning                                                        440,785                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,837,449   $            440,785
                                                                ====================   ====================
Units sold                                                                 1,349,495                486,916
Units redeemed                                                              (207,223)               (49,660)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,142,272                437,256
Units outstanding, beginning                                                 437,256                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,579,528                437,256
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,992,394
Cost of units redeemed/account charges                                                             (260,976)
Net investment income (loss)                                                                          7,154
Net realized gain (loss)                                                                              1,339
Realized gain distributions                                                                          14,376
Net change in unrealized appreciation (depreciation)                                                 83,162
                                                                                       --------------------
Net assets                                                                             $          1,837,449
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             1,481   $         1,720              1.25%             15.5%
12/31/2011                        1.01               359               361              1.25%             -5.1%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.8%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.6%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.1%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                99   $           118              0.00%             17.0%
12/31/2011                        1.02                78                80              0.00%             -3.9%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.8%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2045 Advisor Class - 74149P622

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       743,975   $       678,270            58,789
                                                                         ===============   ===============
Receivables: investments sold                                      296
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       744,271
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       744,271           637,867   $          1.17
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $       744,271           637,867
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         7,677
Mortality & expense charges                                                                         (6,834)
                                                                                           ---------------
Net investment income (loss)                                                                           843
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            13,719
Realized gain distributions                                                                          5,209
Net change in unrealized appreciation (depreciation)                                                59,554
                                                                                           ---------------
Net gain (loss)                                                                                     78,482
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        79,325
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                843   $              4,176
Net realized gain (loss)                                                      13,719                      3
Realized gain distributions                                                    5,209                    916
Net change in unrealized appreciation (depreciation)                          59,554                  6,151
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             79,325                 11,246
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     368,352                397,885
Cost of units redeemed                                                      (112,406)                    --
Account charges                                                                 (131)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          255,815                397,885
                                                                --------------------   --------------------
Net increase (decrease)                                                      335,140                409,131
Net assets, beginning                                                        409,131                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            744,271   $            409,131
                                                                ====================   ====================
Units sold                                                                   331,020                405,885
Units redeemed                                                               (99,038)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      231,982                405,885
Units outstanding, beginning                                                 405,885                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    637,867                405,885
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            766,237
Cost of units redeemed/account charges                                                             (112,537)
Net investment income (loss)                                                                          5,019
Net realized gain (loss)                                                                             13,722
Realized gain distributions                                                                           6,125
Net change in unrealized appreciation (depreciation)                                                 65,705
                                                                                       --------------------
Net assets                                                                             $            744,271
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17               638   $           744              1.25%             15.8%
12/31/2011                        1.01               406               409              1.25%             -4.9%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.1%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               2.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2050 R Class - 74149P721

                            STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,702,893   $     1,587,237           161,894
                                                                         ===============   ===============
Receivables: investments sold                                    3,478
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,706,371
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,596,612         1,375,504   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.17
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                         109,759            92,022              1.19
                                                       ---------------   ---------------
Total                                                  $     1,706,371         1,467,526
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        14,028
Mortality & expense charges                                                                        (12,858)
                                                                                           ---------------
Net investment income (loss)                                                                         1,170
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,816
Realized gain distributions                                                                         11,690
Net change in unrealized appreciation (depreciation)                                               130,636
                                                                                           ---------------
Net gain (loss)                                                                                    146,142
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       147,312
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,170   $              1,136
Net realized gain (loss)                                                       3,816                 (1,003)
Realized gain distributions                                                   11,690                  1,644
Net change in unrealized appreciation (depreciation)                         130,636                (14,980)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            147,312                (13,203)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,833,762                356,862
Cost of units redeemed                                                      (589,328)               (25,206)
Account charges                                                               (3,414)                  (414)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,241,020                331,242
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,388,332                318,039
Net assets, beginning                                                        318,039                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,706,371   $            318,039
                                                                ====================   ====================
Units sold                                                                 1,738,233                341,919
Units redeemed                                                              (586,413)               (26,213)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,151,820                315,706
Units outstanding, beginning                                                 315,706                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,467,526                315,706
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,190,624
Cost of units redeemed/account charges                                                             (618,362)
Net investment income (loss)                                                                          2,306
Net realized gain (loss)                                                                              2,813
Realized gain distributions                                                                          13,334
Net change in unrealized appreciation (depreciation)                                                115,656
                                                                                       --------------------
Net assets                                                                             $          1,706,371
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16             1,376   $         1,597              1.25%             15.5%
12/31/2011                        1.00               259               261              1.25%             -5.1%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             15.8%
12/31/2011                        1.01                 0                 0              1.00%             -4.9%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.6%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.4%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.1%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                92   $           110              0.00%             17.0%
12/31/2011                        1.02                56                57              0.00%             -3.9%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.4%
                2011               1.6%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2050 Advisor Class - 74149P739

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       426,400   $       404,455            40,252
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (132)
                                                       ---------------
Net assets                                             $       426,268
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       426,268           365,395   $          1.17
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $       426,268           365,395
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,401
Mortality & expense charges                                                                         (2,680)
                                                                                           ---------------
Net investment income (loss)                                                                         1,721
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             3,245
Realized gain distributions                                                                          2,750
Net change in unrealized appreciation (depreciation)                                                20,903
                                                                                           ---------------
Net gain (loss)                                                                                     26,898
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        28,619
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,721   $              1,031
Net realized gain (loss)                                                       3,245                     --
Realized gain distributions                                                    2,750                    550
Net change in unrealized appreciation (depreciation)                          20,903                  1,042
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             28,619                  2,623
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     320,329                102,094
Cost of units redeemed                                                       (27,218)                    --
Account charges                                                                 (179)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          292,932                102,094
                                                                --------------------   --------------------
Net increase (decrease)                                                      321,551                104,717
Net assets, beginning                                                        104,717                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            426,268   $            104,717
                                                                ====================   ====================
Units sold                                                                   285,538                103,905
Units redeemed                                                               (24,048)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      261,490                103,905
Units outstanding, beginning                                                 103,905                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    365,395                103,905
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            422,423
Cost of units redeemed/account charges                                                              (27,397)
Net investment income (loss)                                                                          2,752
Net realized gain (loss)                                                                              3,245
Realized gain distributions                                                                           3,300
Net change in unrealized appreciation (depreciation)                                                 21,945
                                                                                       --------------------
Net assets                                                                             $            426,268
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17               365   $           426              1.25%             15.8%
12/31/2011                        1.01               104               105              1.25%             -4.9%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.2%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.7%
                2011               2.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                T. Rowe Price Retirement 2055 R Class - 74149P580

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       265,676   $       251,818            25,434
                                                                         ===============   ===============
Receivables: investments sold                                      873
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       266,549
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       257,411           221,449   $          1.16
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.18
Band 25                                                             --                --              1.19
Band 0                                                           9,138             7,650              1.19
                                                       ---------------   ---------------
Total                                                  $       266,549           229,099
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,460
Mortality & expense charges                                                                         (1,431)
                                                                                           ---------------
Net investment income (loss)                                                                         1,029
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               941
Realized gain distributions                                                                          1,722
Net change in unrealized appreciation (depreciation)                                                14,097
                                                                                           ---------------
Net gain (loss)                                                                                     16,760
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        17,789
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,029   $                282
Net realized gain (loss)                                                         941                     (5)
Realized gain distributions                                                    1,722                    287
Net change in unrealized appreciation (depreciation)                          14,097                   (239)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,789                    325
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     239,534                 47,296
Cost of units redeemed                                                       (37,919)                    --
Account charges                                                                 (476)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          201,139                 47,296
                                                                --------------------   --------------------
Net increase (decrease)                                                      218,928                 47,621
Net assets, beginning                                                         47,621                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            266,549   $             47,621
                                                                ====================   ====================
Units sold                                                                   221,091                 47,342
Units redeemed                                                               (39,334)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      181,757                 47,342
Units outstanding, beginning                                                  47,342                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    229,099                 47,342
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            286,830
Cost of units redeemed/account charges                                                              (38,395)
Net investment income (loss)                                                                          1,311
Net realized gain (loss)                                                                                936
Realized gain distributions                                                                           2,009
Net change in unrealized appreciation (depreciation)                                                 13,858
                                                                                       --------------------
Net assets                                                                             $            266,549
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.16               221   $           257              1.25%             15.6%
12/31/2011                        1.01                47                47              1.25%             -5.0%
12/31/2010                        1.06                 0                 0              1.25%              5.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             15.9%
12/31/2011                        1.01                 0                 0              1.00%             -4.7%
12/31/2010                        1.06                 0                 0              1.00%              5.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.5%
12/31/2010                        1.06                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%
12/31/2010                        1.06                 0                 0              0.50%              6.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.0%
12/31/2010                        1.06                 0                 0              0.25%              6.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 8   $             9              0.00%             17.0%
12/31/2011                        1.02                 0                 0              0.00%             -3.8%
12/31/2010                        1.06                 0                 0              0.00%              6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2010               1.6%
                2011               1.7%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             T. Rowe Price Retirement 2055 Advisor Class - 74149P598

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        36,730   $        34,947             3,475
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (239)
                                                       ---------------
Net assets                                             $        36,491
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        36,491            31,245   $          1.17
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.18
Band 50                                                             --                --              1.19
Band 25                                                             --                --              1.19
Band 0                                                              --                --              1.20
                                                       ---------------   ---------------
Total                                                  $        36,491            31,245
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           351
Mortality & expense charges                                                                           (245)
                                                                                           ---------------
Net investment income (loss)                                                                           106
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               420
Realized gain distributions                                                                            205
Net change in unrealized appreciation (depreciation)                                                 1,670
                                                                                           ---------------
Net gain (loss)                                                                                      2,295
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         2,401
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                106   $                105
Net realized gain (loss)                                                         420                     --
Realized gain distributions                                                      205                     68
Net change in unrealized appreciation (depreciation)                           1,670                    113
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,401                    286
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      28,304                 11,075
Cost of units redeemed                                                        (5,495)                    --
Account charges                                                                  (80)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           22,729                 11,075
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,130                 11,361
Net assets, beginning                                                         11,361                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             36,491   $             11,361
                                                                ====================   ====================
Units sold                                                                    25,436                 11,259
Units redeemed                                                                (5,450)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,986                 11,259
Units outstanding, beginning                                                  11,259                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     31,245                 11,259
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             39,379
Cost of units redeemed/account charges                                                               (5,575)
Net investment income (loss)                                                                            211
Net realized gain (loss)                                                                                420
Realized gain distributions                                                                             273
Net change in unrealized appreciation (depreciation)                                                  1,783
                                                                                       --------------------
Net assets                                                                             $             36,491
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                31   $            36              1.25%             15.7%
12/31/2011                        1.01                11                11              1.25%             -4.8%
12/31/2010                        1.06                 0                 0              1.25%              5.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.5%
12/31/2010                        1.06                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.18                 0   $             0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.3%
12/31/2010                        1.06                 0                 0              0.75%              6.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.0%
12/31/2010                        1.06                 0                 0              0.50%              6.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.8%
12/31/2010                        1.06                 0                 0              0.25%              6.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.20                 0   $             0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.6%
12/31/2010                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.5%
                2011               1.9%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            T. Rowe Price Retirement Income Advisor Class - 74149P820

                             STATEMENT OF NET ASSETS
                                December 31,2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       100,225   $        96,943             7,188
                                                                         ===============   ===============
Receivables: investments sold                                       48
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       100,273
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       100,273            90,741   $          1.11
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
Total                                                  $       100,273            90,741
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,955
Mortality & expense charges                                                                         (1,671)
                                                                                           ---------------
Net investment income (loss)                                                                           284
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             8,363
Realized gain distributions                                                                            352
Net change in unrealized appreciation (depreciation)                                                 2,100
                                                                                           ---------------
Net gain (loss)                                                                                     10,815
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,099
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                284   $                114
Net realized gain (loss)                                                       8,363                     --
Realized gain distributions                                                      352                    147
Net change in unrealized appreciation (depreciation)                           2,100                  1,182
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,099                  1,443
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      93,715                 94,867
Cost of units redeemed                                                      (100,718)                  (113)
Account charges                                                                  (20)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           (7,023)                94,754
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,076                 96,197
Net assets, beginning                                                         96,197                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            100,273   $             96,197
                                                                ====================   ====================
Units sold                                                                    87,882                 94,492
Units redeemed                                                               (91,522)                  (111)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,640)                94,381
Units outstanding, beginning                                                  94,381                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     90,741                 94,381
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            188,582
Cost of units redeemed/account charges                                                             (100,851)
Net investment income (loss)                                                                            398
Net realized gain (loss)                                                                              8,363
Realized gain distributions                                                                             499
Net change in unrealized appreciation (depreciation)                                                  3,282
                                                                                       --------------------
Net assets                                                                             $            100,273
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                91   $           100              1.25%              8.4%
12/31/2011                        1.02                94                96              1.25%             -0.1%
12/31/2010                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              1.00%              8.7%
12/31/2011                        1.02                 0                 0              1.00%              0.1%
12/31/2010                        1.02                 0                 0              1.00%              2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%              9.0%
12/31/2011                        1.03                 0                 0              0.75%              0.4%
12/31/2010                        1.02                 0                 0              0.75%              2.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%              9.2%
12/31/2011                        1.03                 0                 0              0.50%              0.6%
12/31/2010                        1.02                 0                 0              0.50%              2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.25%              9.5%
12/31/2011                        1.03                 0                 0              0.25%              0.9%
12/31/2010                        1.02                 0                 0              0.25%              2.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.00%              9.8%
12/31/2011                        1.03                 0                 0              0.00%              1.1%
12/31/2010                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.0%
                2011               0.5%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               T. Rowe Price Retirement Income R Class - 74149P879

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,713,962   $     1,642,157           123,128
                                                                         ===============   ===============
Receivables: investments sold                                    2,454
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,716,416
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,660,371         1,510,600   $          1.10
Band 100                                                            --                --              1.11
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.12
Band 0                                                          56,045            49,622              1.13
                                                       ---------------   ---------------
Total                                                  $     1,716,416         1,560,222
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        18,978
Mortality & expense charges                                                                        (16,770)
                                                                                           ---------------
Net investment income (loss)                                                                         2,208
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,840
Realized gain distributions                                                                          6,084
Net change in unrealized appreciation (depreciation)                                                84,445
                                                                                           ---------------
Net gain (loss)                                                                                     97,369
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        99,577
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,208   $              1,634
Net realized gain (loss)                                                       6,840                    (98)
Realized gain distributions                                                    6,084                    498
Net change in unrealized appreciation (depreciation)                          84,445                (12,640)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             99,577                (10,606)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,911,123                368,419
Cost of units redeemed                                                    (1,649,499)                (1,540)
Account charges                                                               (1,012)                   (46)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,260,612                366,833
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,360,189                356,227
Net assets, beginning                                                        356,227                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          1,716,416   $            356,227
                                                                ====================   ====================
Units sold                                                                 2,824,903                356,461
Units redeemed                                                            (1,615,208)                (5,934)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,209,695                350,527
Units outstanding, beginning                                                 350,527                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,560,222                350,527
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,279,542
Cost of units redeemed/account charges                                                           (1,652,097)
Net investment income (loss)                                                                          3,842
Net realized gain (loss)                                                                              6,742
Realized gain distributions                                                                           6,582
Net change in unrealized appreciation (depreciation)                                                 71,805
                                                                                       --------------------
Net assets                                                                             $          1,716,416
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/2/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10             1,511   $         1,660              1.25%              8.2%
12/31/2011                        1.02               351               356              1.25%             -0.4%
12/31/2010                        1.02                 0                 0              1.25%              2.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              1.00%              8.4%
12/31/2011                        1.02                 0                 0              1.00%             -0.1%
12/31/2010                        1.02                 0                 0              1.00%              2.1%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%              8.7%
12/31/2011                        1.02                 0                 0              0.75%              0.1%
12/31/2010                        1.02                 0                 0              0.75%              2.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%              9.0%
12/31/2011                        1.03                 0                 0              0.50%              0.4%
12/31/2010                        1.02                 0                 0              0.50%              2.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.25%              9.2%
12/31/2011                        1.03                 0                 0              0.25%              0.6%
12/31/2010                        1.02                 0                 0              0.25%              2.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                50   $            56              0.00%              9.5%
12/31/2011                        1.03                 0                 0              0.00%              0.9%
12/31/2010                        1.02                 0                 0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               2.1%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Thornburg Core Growth R3 Class - 885215517

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       837,213   $       656,168            43,658
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,153)
                                                       ---------------
Net assets                                             $       836,060
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       817,577           574,576   $          1.42
Band 100                                                           922               635              1.45
Band 75                                                             --                --              1.48
Band 50                                                             --                --              1.51
Band 25                                                             --                --              1.54
Band 0                                                          17,561            11,160              1.57
                                                       ---------------   ---------------
Total                                                  $       836,060           586,371
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,855)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,855)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           270,816
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (37,581)
                                                                                           ---------------
Net gain (loss)                                                                                    233,235
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       219,380
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,855)  $            (20,726)
Net realized gain (loss)                                                     270,816                (40,696)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (37,581)                43,588
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            219,380                (17,834)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     288,777                384,117
Cost of units redeemed                                                    (1,031,102)            (1,104,955)
Account charges                                                               (1,495)                (1,979)
                                                                --------------------   --------------------
Increase (decrease)                                                         (743,820)              (722,817)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (524,440)              (740,651)
Net assets, beginning                                                      1,360,500              2,101,151
                                                                --------------------   --------------------
Net assets, ending                                              $            836,060   $          1,360,500
                                                                ====================   ====================
Units sold                                                                   212,868                316,350
Units redeemed                                                              (771,542)              (939,931)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (558,674)              (623,581)
Units outstanding, beginning                                               1,145,045              1,768,626
                                                                --------------------   --------------------
Units outstanding, ending                                                    586,371              1,145,045
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         15,380,938
Cost of units redeemed/account charges                                                          (15,010,468)
Net investment income (loss)                                                                       (239,131)
Net realized gain (loss)                                                                            517,122
Realized gain distributions                                                                           6,554
Net change in unrealized appreciation (depreciation)                                                181,045
                                                                                       --------------------
Net assets                                                                             $            836,060
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42               575   $           818              1.25%             19.8%
12/31/2011                        1.19             1,136             1,349              1.25%              0.0%
12/31/2010                        1.19             1,749             2,076              1.25%              8.4%
12/31/2009                        1.09             2,123             2,324              1.25%             43.6%
12/31/2008                        0.76             1,886             1,438              1.25%            -51.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.45                 1   $             1              1.00%             20.1%
12/31/2011                        1.21                 0                 0              1.00%              0.3%
12/31/2010                        1.21                 0                 0              1.00%              8.7%
12/31/2009                        1.11                 0                 0              1.00%             43.9%
12/31/2008                        0.77                 0                 0              1.00%            -51.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.48                 0   $             0              0.75%             20.4%
12/31/2011                        1.23                 0                 0              0.75%              0.5%
12/31/2010                        1.22                 0                 0              0.75%              9.0%
12/31/2009                        1.12                 0                 0              0.75%             44.3%
12/31/2008                        0.78                 0                 0              0.75%            -51.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.51                 0   $             0              0.50%             20.7%
12/31/2011                        1.25                 0                 0              0.50%              0.8%
12/31/2010                        1.24                 0                 0              0.50%              9.2%
12/31/2009                        1.14                 0                 0              0.50%             44.7%
12/31/2008                        0.79                 0                 0              0.50%            -51.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.54                 0   $             0              0.25%             21.1%
12/31/2011                        1.27                 0                 0              0.25%              1.0%
12/31/2010                        1.26                 0                 0              0.25%              9.5%
12/31/2009                        1.15                 0                 0              0.25%             45.0%
12/31/2008                        0.79                 0                 0              0.25%            -51.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.57                11   $            18              0.00%             21.4%
12/31/2011                        1.30                 9                12              0.00%              1.3%
12/31/2010                        1.28                20                26              0.00%              9.8%
12/31/2009                        1.17                14                17              0.00%             45.4%
12/31/2008                        0.80               178               143              0.00%            -51.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Thornburg Core Growth R5 Class - 885215350

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,278,850   $     1,117,387            63,756
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,177)
                                                       ---------------
Net assets                                             $     1,277,673
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,277,673         1,347,806   $          0.95
Band 100                                                            --                --              0.96
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.99
Band 25                                                             --                --              1.00
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $     1,277,673         1,347,806
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (61,191)
                                                                                           ---------------
Net investment income (loss)                                                                       (61,191)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         1,519,595
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (643,772)
                                                                                           ---------------
Net gain (loss)                                                                                    875,823
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       814,632
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (61,191)  $            (64,973)
Net realized gain (loss)                                                   1,519,595                (43,348)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (643,772)               237,062
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            814,632                128,741
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,144,837                991,294
Cost of units redeemed                                                    (4,902,118)            (3,575,769)
Account charges                                                                 (953)                  (994)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,758,234)            (2,585,469)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,943,602)            (2,456,728)
Net assets, beginning                                                      4,221,275              6,678,003
                                                                --------------------   --------------------
Net assets, ending                                              $          1,277,673   $          4,221,275
                                                                ====================   ====================
Units sold                                                                 1,283,212              1,262,690
Units redeemed                                                            (5,299,195)            (4,429,700)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,015,983)            (3,167,010)
Units outstanding, beginning                                               5,363,789              8,530,799
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,347,806              5,363,789
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         18,433,609
Cost of units redeemed/account charges                                                          (15,751,331)
Net investment income (loss)                                                                       (397,245)
Net realized gain (loss)                                                                         (1,168,988)
Realized gain distributions                                                                             165
Net change in unrealized appreciation (depreciation)                                                161,463
                                                                                       --------------------
Net assets                                                                             $          1,277,673
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95             1,348   $         1,278              1.25%             20.5%
12/31/2011                        0.79             5,364             4,221              1.25%              0.5%
12/31/2010                        0.78             8,531             6,678              1.25%              9.0%
12/31/2009                        0.72            10,694             7,684              1.25%             44.3%
12/31/2008                        0.50            10,171             5,063              1.25%            -51.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              1.00%             20.8%
12/31/2011                        0.80                 0                 0              1.00%              0.8%
12/31/2010                        0.79                 0                 0              1.00%              9.2%
12/31/2009                        0.72                 0                 0              1.00%             44.7%
12/31/2008                        0.50                 0                 0              1.00%            -51.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.75%             21.1%
12/31/2011                        0.81                 0                 0              0.75%              1.0%
12/31/2010                        0.80                 0                 0              0.75%              9.5%
12/31/2009                        0.73                 0                 0              0.75%             45.1%
12/31/2008                        0.50                 0                 0              0.75%            -51.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.50%             21.4%
12/31/2011                        0.81                 0                 0              0.50%              1.3%
12/31/2010                        0.80                 0                 0              0.50%              9.8%
12/31/2009                        0.73                 0                 0              0.50%             45.4%
12/31/2008                        0.50                 0                 0              0.50%            -51.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%             21.7%
12/31/2011                        0.82                 0                 0              0.25%              1.5%
12/31/2010                        0.81                 0                 0              0.25%             10.0%
12/31/2009                        0.74                 0                 0              0.25%             45.8%
12/31/2008                        0.51                 0                 0              0.25%            -50.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%             22.0%
12/31/2011                        0.83                 0                 0              0.00%              1.8%
12/31/2010                        0.82                 0                 0              0.00%             10.3%
12/31/2009                        0.74                 0                 0              0.00%             46.2%
12/31/2008                        0.51                 0                 0              0.00%            -50.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.0%
                2009               0.0%
                2008               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Thornburg International Value R5 Class - 885215368

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,178,626   $    14,590,228           540,463
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (24,024)
                                                       ---------------
Net assets                                             $    15,154,602
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,301,843        15,109,730   $          0.95
Band 100                                                            --                --              0.96
Band 75                                                             --                --              0.97
Band 50                                                             --                --              0.99
Band 25                                                             --                --              1.00
Band 0                                                         852,759           839,937              1.02
                                                       ---------------   ---------------
Total                                                  $    15,154,602        15,949,667
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       179,480
Mortality & expense charges                                                                       (169,700)
                                                                                           ---------------
Net investment income (loss)                                                                         9,780
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (47,353)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,961,547
                                                                                           ---------------
Net gain (loss)                                                                                  1,914,194
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,923,974
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,780   $             27,479
Net realized gain (loss)                                                     (47,353)              (607,692)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,961,547             (1,702,950)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,923,974             (2,283,163)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,852,002              5,372,204
Cost of units redeemed                                                    (2,852,885)            (3,560,131)
Account charges                                                               (4,921)                (4,442)
                                                                --------------------   --------------------
Increase (decrease)                                                           (5,804)             1,807,631
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,918,170               (475,532)
Net assets, beginning                                                     13,236,432             13,711,964
                                                                --------------------   --------------------
Net assets, ending                                              $         15,154,602   $         13,236,432
                                                                ====================   ====================
Units sold                                                                 3,247,425              5,753,045
Units redeemed                                                            (3,232,882)            (3,976,928)
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,543              1,776,117
Units outstanding, beginning                                              15,935,124             14,159,007
                                                                --------------------   --------------------
Units outstanding, ending                                                 15,949,667             15,935,124
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         33,537,802
Cost of units redeemed/account charges                                                          (16,709,938)
Net investment income (loss)                                                                         51,465
Net realized gain (loss)                                                                         (2,348,916)
Realized gain distributions                                                                          35,791
Net change in unrealized appreciation (depreciation)                                                588,398
                                                                                       --------------------
Net assets                                                                             $         15,154,602
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.95            15,110   $        14,302              1.25%             14.3%
12/31/2011                        0.83            15,121            12,522              1.25%            -14.1%
12/31/2010                        0.96            12,712            12,259              1.25%             12.7%
12/31/2009                        0.86             9,790             8,381              1.25%             30.3%
12/31/2008                        0.66             9,479             6,230              1.25%            -42.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              1.00%             14.6%
12/31/2011                        0.84                 0                 0              1.00%            -13.9%
12/31/2010                        0.97                 0                 0              1.00%             12.9%
12/31/2009                        0.86                 0                 0              1.00%             30.6%
12/31/2008                        0.66                 0                 0              1.00%            -42.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.97                 0   $             0              0.75%             14.9%
12/31/2011                        0.85                 0                 0              0.75%            -13.7%
12/31/2010                        0.98                 0                 0              0.75%             13.2%
12/31/2009                        0.87                 0                 0              0.75%             30.9%
12/31/2008                        0.66                 0                 0              0.75%            -42.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.99                 0   $             0              0.50%             15.2%
12/31/2011                        0.86                 0                 0              0.50%            -13.5%
12/31/2010                        0.99                 0                 0              0.50%             13.5%
12/31/2009                        0.87                 0                 0              0.50%             31.2%
12/31/2008                        0.67                 0                 0              0.50%            -42.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              0.25%             15.4%
12/31/2011                        0.87                 0                 0              0.25%            -13.3%
12/31/2010                        1.00               837               837              0.25%             13.8%
12/31/2009                        0.88               692               608              0.25%             31.6%
12/31/2008                        0.67               462               308              0.25%            -41.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02               840   $           853              0.00%             15.7%
12/31/2011                        0.88               814               714              0.00%            -13.1%
12/31/2010                        1.01               610               615              0.00%             14.1%
12/31/2009                        0.88                 0                 0              0.00%             31.9%
12/31/2008                        0.67                 4                 3              0.00%            -41.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%
                2011               1.4%
                2010               0.9%
                2009               1.0%
                2008               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Thornburg International Value R3 Class - 885215525

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,775,412   $     8,867,123           355,596
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,179)
                                                       ---------------
Net assets                                             $     9,768,233
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,971,757         5,856,043   $          1.53
Band 100                                                       172,825           110,558              1.56
Band 75                                                             --                --              1.60
Band 50                                                          1,845             1,134              1.63
Band 25                                                             --                --              1.66
Band 0                                                         621,806           367,014              1.69
                                                       ---------------   ---------------
Total                                                  $     9,768,233         6,334,749
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        87,862
Mortality & expense charges                                                                       (109,259)
                                                                                           ---------------
Net investment income (loss)                                                                       (21,397)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            24,338
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,231,504
                                                                                           ---------------
Net gain (loss)                                                                                  1,255,842
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,234,445
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (21,397)  $            (28,210)
Net realized gain (loss)                                                      24,338               (335,357)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,231,504             (1,088,487)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,234,445             (1,452,054)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,850,940              4,384,243
Cost of units redeemed                                                    (2,213,322)            (2,668,695)
Account charges                                                               (8,085)                (6,266)
                                                                --------------------   --------------------
Increase (decrease)                                                         (370,467)             1,709,282
                                                                --------------------   --------------------
Net increase (decrease)                                                      863,978                257,228
Net assets, beginning                                                      8,904,255              8,647,027
                                                                --------------------   --------------------
Net assets, ending                                              $          9,768,233   $          8,904,255
                                                                ====================   ====================
Units sold                                                                 1,806,057              2,960,264
Units redeemed                                                            (2,042,642)            (1,848,261)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (236,585)             1,112,003
Units outstanding, beginning                                               6,571,334              5,459,331
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,334,749              6,571,334
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         25,489,072
Cost of units redeemed/account charges                                                          (17,655,854)
Net investment income (loss)                                                                       (145,422)
Net realized gain (loss)                                                                            332,670
Realized gain distributions                                                                         839,478
Net change in unrealized appreciation (depreciation)                                                908,289
                                                                                       --------------------
Net assets                                                                             $          9,768,233
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.53             5,856   $         8,972              1.25%             13.7%
12/31/2011                        1.35             6,055             8,156              1.25%            -14.5%
12/31/2010                        1.58             5,036             7,938              1.25%             12.2%
12/31/2009                        1.40             3,967             5,573              1.25%             29.6%
12/31/2008                        1.08             3,191             3,459              1.25%            -42.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.56               111   $           173              1.00%             14.0%
12/31/2011                        1.37               105               144              1.00%            -14.3%
12/31/2010                        1.60                92               147              1.00%             12.5%
12/31/2009                        1.42               103               147              1.00%             29.9%
12/31/2008                        1.10                72                79              1.00%            -42.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.60                 0   $             0              0.75%             14.3%
12/31/2011                        1.40                 0                 0              0.75%            -14.1%
12/31/2010                        1.62                 0                 0              0.75%             12.8%
12/31/2009                        1.44                 0                 0              0.75%             30.2%
12/31/2008                        1.11                 0                 0              0.75%            -42.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.63                 1   $             2              0.50%             14.6%
12/31/2011                        1.42                 1                 2              0.50%            -13.9%
12/31/2010                        1.65                 1                 2              0.50%             13.0%
12/31/2009                        1.46                 0                 0              0.50%             30.6%
12/31/2008                        1.12                 0                 0              0.50%            -42.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.66                 0   $             0              0.25%             14.9%
12/31/2011                        1.45                 0                 0              0.25%            -13.7%
12/31/2010                        1.67                 0                 0              0.25%             13.3%
12/31/2009                        1.48                 0                 0              0.25%             30.9%
12/31/2008                        1.13                 0                 0              0.25%            -42.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.69               367   $           622              0.00%             15.2%
12/31/2011                        1.47               410               603              0.00%            -13.5%
12/31/2010                        1.70               329               560              0.00%             13.6%
12/31/2009                        1.50               256               383              0.00%             31.2%
12/31/2008                        1.14               241               274              0.00%            -42.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.9%
                2011               0.9%
                2010               0.5%
                2009               0.8%
                2008               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Thornburg Invest Income Builder R5 Class - 885215236

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         6,886   $         6,723               363
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         6,889
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         6,889             5,444   $          1.27
Band 100                                                            --                --              1.27
Band 75                                                             --                --              1.28
Band 50                                                             --                --              1.29
Band 25                                                             --                --              1.30
Band 0                                                              --                --              1.31
                                                       ---------------   ---------------
Total                                                  $         6,889             5,444
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           363
Mortality & expense charges                                                                            (72)
                                                                                           ---------------
Net investment income (loss)                                                                           291
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                (2)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   163
                                                                                           ---------------
Net gain (loss)                                                                                        161
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           452
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                291   $                 --
Net realized gain (loss)                                                          (2)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             163                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                452                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       6,555                     --
Cost of units redeemed                                                          (118)                    --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                            6,437                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,889                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $              6,889   $                 --
                                                                ====================   ====================
Units sold                                                                     5,566                     --
Units redeemed                                                                  (122)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,444                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,444                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $              6,555
Cost of units redeemed/account charges                                                                 (118)
Net investment income (loss)                                                                            291
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    163
                                                                                       --------------------
Net assets                                                                             $              6,889
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 5   $             7              1.25%             10.3%
12/31/2011                        1.15                 0                 0              1.25%             -0.7%
12/31/2010                        1.15                 0                 0              1.25%             15.5%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              1.00%             10.6%
12/31/2011                        1.15                 0                 0              1.00%             -0.4%
12/31/2010                        1.16                 0                 0              1.00%             15.7%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.75%             10.9%
12/31/2011                        1.16                 0                 0              0.75%             -0.2%
12/31/2010                        1.16                 0                 0              0.75%             15.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.50%             11.2%
12/31/2011                        1.16                 0                 0              0.50%              0.1%
12/31/2010                        1.16                 0                 0              0.50%             16.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.25%             11.4%
12/31/2011                        1.17                 0                 0              0.25%              0.3%
12/31/2010                        1.16                 0                 0              0.25%             16.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.00%             11.7%
12/31/2011                        1.17                 0                 0              0.00%              0.6%
12/31/2010                        1.16                 0                 0              0.00%             16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012              10.5%
                2011               0.0%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              Thornburg Invest Income Builder R3 Class - 885215384

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       203,014   $       199,287            10,855
                                                                         ===============   ===============
Receivables: investments sold                                    1,286
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       204,300
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       204,300           163,520   $          1.25
Band 100                                                            --                --              1.26
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.27
Band 25                                                             --                --              1.28
Band 0                                                              --                --              1.29
                                                       ---------------   ---------------
Total                                                  $       204,300           163,520
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        10,481
Mortality & expense charges                                                                         (2,285)
                                                                                           ---------------
Net investment income (loss)                                                                         8,196
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (731)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 8,660
                                                                                           ---------------
Net gain (loss)                                                                                      7,929
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,125
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,196   $              4,536
Net realized gain (loss)                                                        (731)                    92
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           8,660                 (5,109)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,125                   (481)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      67,410                155,059
Cost of units redeemed                                                       (44,721)               (10,379)
Account charges                                                                  (77)                   (45)
                                                                --------------------   --------------------
Increase (decrease)                                                           22,612                144,635
                                                                --------------------   --------------------
Net increase (decrease)                                                       38,737                144,154
Net assets, beginning                                                        165,563                 21,409
                                                                --------------------   --------------------
Net assets, ending                                              $            204,300   $            165,563
                                                                ====================   ====================
Units sold                                                                    62,039                136,067
Units redeemed                                                               (44,040)                (9,144)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,999                126,923
Units outstanding, beginning                                                 145,521                 18,598
                                                                --------------------   --------------------
Units outstanding, ending                                                    163,520                145,521
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            248,877
Cost of units redeemed/account charges                                                              (60,695)
Net investment income (loss)                                                                         12,888
Net realized gain (loss)                                                                               (497)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  3,727
                                                                                       --------------------
Net assets                                                                             $            204,300
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25               164   $           204              1.25%              9.8%
12/31/2011                        1.14               146               166              1.25%             -1.2%
12/31/2010                        1.15                19                21              1.25%             15.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.26                 0   $             0              1.00%             10.1%
12/31/2011                        1.14                 0                 0              1.00%             -0.9%
12/31/2010                        1.15                 0                 0              1.00%             15.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.75%             10.4%
12/31/2011                        1.15                 0                 0              0.75%             -0.7%
12/31/2010                        1.15                 0                 0              0.75%             15.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.50%             10.6%
12/31/2011                        1.15                 0                 0              0.50%             -0.4%
12/31/2010                        1.16                 0                 0              0.50%             15.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.28                 0   $             0              0.25%             10.9%
12/31/2011                        1.16                 0                 0              0.25%             -0.2%
12/31/2010                        1.16                 0                 0              0.25%             15.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29                 0   $             0              0.00%             11.2%
12/31/2011                        1.16                 0                 0              0.00%              0.1%
12/31/2010                        1.16                 0                 0              0.00%             16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               5.7%
                2011               6.0%
                2010               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               Thornburg Limited Term Income R3 Class - 885215483

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,018,098   $     7,849,352           585,003
                                                                         ===============   ===============
Receivables: investments sold                                   19,853
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,037,951
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,267,587         5,362,642   $          1.36
Band 100                                                         1,618             1,170              1.38
Band 75                                                             --                --              1.41
Band 50                                                             --                --              1.44
Band 25                                                             --                --              1.47
Band 0                                                         768,746           512,947              1.50
                                                       ---------------   ---------------
Total                                                  $     8,037,951         5,876,759
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       163,558
Mortality & expense charges                                                                        (66,929)
                                                                                           ---------------
Net investment income (loss)                                                                        96,629
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            41,103
Realized gain distributions                                                                         33,782
Net change in unrealized appreciation (depreciation)                                               172,320
                                                                                           ---------------
Net gain (loss)                                                                                    247,205
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       343,834
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             96,629   $             66,569
Net realized gain (loss)                                                      41,103                 28,291
Realized gain distributions                                                   33,782                 22,661
Net change in unrealized appreciation (depreciation)                         172,320                (11,588)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            343,834                105,933
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,676,320              2,071,712
Cost of units redeemed                                                    (2,508,961)            (1,366,563)
Account charges                                                              (17,029)                (3,803)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,150,330                701,346
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,494,164                807,279
Net assets, beginning                                                      3,543,787              2,736,508
                                                                --------------------   --------------------
Net assets, ending                                              $          8,037,951   $          3,543,787
                                                                ====================   ====================
Units sold                                                                 5,086,127              1,677,110
Units redeemed                                                            (1,975,016)            (1,122,895)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,111,111                554,215
Units outstanding, beginning                                               2,765,648              2,211,433
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,876,759              2,765,648
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         18,517,677
Cost of units redeemed/account charges                                                          (11,513,664)
Net investment income (loss)                                                                        529,377
Net realized gain (loss)                                                                            271,290
Realized gain distributions                                                                          64,525
Net change in unrealized appreciation (depreciation)                                                168,746
                                                                                       --------------------
Net assets                                                                             $          8,037,951
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36             5,363   $         7,268              1.25%              6.1%
12/31/2011                        1.28             2,672             3,413              1.25%              3.8%
12/31/2010                        1.23             2,067             2,545              1.25%              5.0%
12/31/2009                        1.17             3,430             4,021              1.25%             15.0%
12/31/2008                        1.02             2,648             2,698              1.25%             -4.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 1   $             2              1.00%              6.4%
12/31/2011                        1.30                 1                 1              1.00%              4.0%
12/31/2010                        1.25                 1                 1              1.00%              5.3%
12/31/2009                        1.19                 0                 0              1.00%             15.3%
12/31/2008                        1.03                 1                 1              1.00%             -4.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.75%              6.6%
12/31/2011                        1.32                 0                 0              0.75%              4.3%
12/31/2010                        1.27                 0                 0              0.75%              5.6%
12/31/2009                        1.20                 0                 0              0.75%             15.6%
12/31/2008                        1.04                 0                 0              0.75%             -4.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.44                 0   $             0              0.50%              6.9%
12/31/2011                        1.34                 0                 0              0.50%              4.5%
12/31/2010                        1.29                 0                 0              0.50%              5.8%
12/31/2009                        1.21                 0                 0              0.50%             15.9%
12/31/2008                        1.05                 0                 0              0.50%             -4.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.47                 0   $             0              0.25%              7.2%
12/31/2011                        1.37                 0                 0              0.25%              4.8%
12/31/2010                        1.31                 0                 0              0.25%              6.1%
12/31/2009                        1.23                 0                 0              0.25%             16.2%
12/31/2008                        1.06                 0                 0              0.25%             -3.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.50               513   $           769              0.00%              7.4%
12/31/2011                        1.40                93               130              0.00%              5.1%
12/31/2010                        1.33               143               190              0.00%              6.4%
12/31/2009                        1.25                 0                 0              0.00%             16.5%
12/31/2008                        1.07                 0                 0              0.00%             -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.8%
                2011               3.3%
                2010               4.2%
                2009               4.4%
                2008               5.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Thornburg Limited Term U.S. Government R3 Class - 885215491

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       216,787   $       216,609            15,751
                                                                         ===============   ===============
Receivables: investments sold                                      110
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       216,897
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       216,897           177,745   $          1.22
Band 100                                                            --                --              1.25
Band 75                                                             --                --              1.27
Band 50                                                             --                --              1.30
Band 25                                                             --                --              1.32
Band 0                                                              --                --              1.35
                                                       ---------------   ---------------
Total                                                  $       216,897           177,745
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         5,451
Mortality & expense charges                                                                         (2,763)
                                                                                           ---------------
Net investment income (loss)                                                                         2,688
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               250
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,480)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,230)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,458
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,688   $              3,900
Net realized gain (loss)                                                         250                    941
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,480)                 1,516
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,458                  6,357
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                       8,173                 11,363
Cost of units redeemed                                                       (27,416)               (94,514)
Account charges                                                                  (69)                  (110)
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,312)               (83,261)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,854)               (76,904)
Net assets, beginning                                                        234,751                311,655
                                                                --------------------   --------------------
Net assets, ending                                              $            216,897   $            234,751
                                                                ====================   ====================
Units sold                                                                     6,748                  9,474
Units redeemed                                                               (22,614)               (79,110)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,866)               (69,636)
Units outstanding, beginning                                                 193,611                263,247
                                                                --------------------   --------------------
Units outstanding, ending                                                    177,745                193,611
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,252,290
Cost of units redeemed/account charges                                                           (1,080,682)
Net investment income (loss)                                                                         29,225
Net realized gain (loss)                                                                             13,689
Realized gain distributions                                                                           2,197
Net change in unrealized appreciation (depreciation)                                                    178
                                                                                       --------------------
Net assets                                                                             $            216,897
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22               178   $           217              1.25%              0.6%
12/31/2011                        1.21               194               235              1.25%              2.4%
12/31/2010                        1.18               263               312              1.25%              2.2%
12/31/2009                        1.16               434               503              1.25%              2.6%
12/31/2008                        1.13               354               400              1.25%              5.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.25                 0   $             0              1.00%              0.9%
12/31/2011                        1.23                 0                 0              1.00%              2.7%
12/31/2010                        1.20                 0                 0              1.00%              2.4%
12/31/2009                        1.17                 0                 0              1.00%              2.8%
12/31/2008                        1.14                 0                 0              1.00%              5.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                 0   $             0              0.75%              1.1%
12/31/2011                        1.26                 0                 0              0.75%              2.9%
12/31/2010                        1.22                 0                 0              0.75%              2.7%
12/31/2009                        1.19                 0                 0              0.75%              3.1%
12/31/2008                        1.15                 0                 0              0.75%              5.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              0.50%              1.4%
12/31/2011                        1.28                 0                 0              0.50%              3.2%
12/31/2010                        1.24                 0                 0              0.50%              2.9%
12/31/2009                        1.20                 0                 0              0.50%              3.4%
12/31/2008                        1.16                 0                 0              0.50%              6.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.25%              1.7%
12/31/2011                        1.30                 0                 0              0.25%              3.4%
12/31/2010                        1.26                 0                 0              0.25%              3.2%
12/31/2009                        1.22                 0                 0              0.25%              3.6%
12/31/2008                        1.18                 0                 0              0.25%              6.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.00%              1.9%
12/31/2011                        1.32                 0                 0              0.00%              3.7%
12/31/2010                        1.28                 0                 0              0.00%              3.4%
12/31/2009                        1.23                 0                 0              0.00%              3.9%
12/31/2008                        1.19                 0                 0              0.00%              6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.4%
                2011               2.7%
                2010               2.7%
                2009               4.1%
                2008               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Thornburg Value R3 Class - 885215533

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,108,477   $     1,088,038            34,477
                                                                         ===============   ===============
Receivables: investments sold                                    1,358
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,109,835
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,019,971           890,652   $          1.15
Band 100                                                            --                --              1.17
Band 75                                                             --                --              1.19
Band 50                                                             --                --              1.22
Band 25                                                             --                --              1.24
Band 0                                                          89,864            70,956              1.27
                                                       ---------------   ---------------
Total                                                  $     1,109,835           961,608
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                        (13,610)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,610)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            (9,862)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               138,886
                                                                                           ---------------
Net gain (loss)                                                                                    129,024
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       115,414
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,610)  $            (22,129)
Net realized gain (loss)                                                      (9,862)               324,426
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         138,886               (503,155)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            115,414               (200,858)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     208,947                103,066
Cost of units redeemed                                                      (573,768)              (792,224)
Account charges                                                                 (738)                  (537)
                                                                --------------------   --------------------
Increase (decrease)                                                         (365,559)              (689,695)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (250,145)              (890,553)
Net assets, beginning                                                      1,359,980              2,250,533
                                                                --------------------   --------------------
Net assets, ending                                              $          1,109,835   $          1,359,980
                                                                ====================   ====================
Units sold                                                                   189,122                601,167
Units redeemed                                                              (511,468)            (1,145,546)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (322,346)              (544,379)
Units outstanding, beginning                                               1,283,954              1,828,333
                                                                --------------------   --------------------
Units outstanding, ending                                                    961,608              1,283,954
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,672,833
Cost of units redeemed/account charges                                                           (3,448,174)
Net investment income (loss)                                                                        (59,360)
Net realized gain (loss)                                                                           (180,231)
Realized gain distributions                                                                         104,328
Net change in unrealized appreciation (depreciation)                                                 20,439
                                                                                       --------------------
Net assets                                                                             $          1,109,835
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15               891   $         1,020              1.25%              9.3%
12/31/2011                        1.05             1,134             1,189              1.25%            -14.6%
12/31/2010                        1.23             1,749             2,146              1.25%              7.8%
12/31/2009                        1.14             1,227             1,396              1.25%             43.3%
12/31/2008                        0.79               988               784              1.25%            -42.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.17                 0   $             0              1.00%              9.6%
12/31/2011                        1.07                 0                 0              1.00%            -14.4%
12/31/2010                        1.25                 0                 0              1.00%              8.0%
12/31/2009                        1.15                 0                 0              1.00%             43.7%
12/31/2008                        0.80                 0                 0              1.00%            -42.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.19                 0   $             0              0.75%              9.8%
12/31/2011                        1.09                 0                 0              0.75%            -14.1%
12/31/2010                        1.26                 0                 0              0.75%              8.3%
12/31/2009                        1.17                 0                 0              0.75%             44.0%
12/31/2008                        0.81                 0                 0              0.75%            -42.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.22                 0   $             0              0.50%             10.1%
12/31/2011                        1.10                 0                 0              0.50%            -13.9%
12/31/2010                        1.28                 0                 0              0.50%              8.6%
12/31/2009                        1.18                 0                 0              0.50%             44.4%
12/31/2008                        0.82                 0                 0              0.50%            -41.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.24                 0   $             0              0.25%             10.4%
12/31/2011                        1.12                 0                 0              0.25%            -13.7%
12/31/2010                        1.30                 0                 0              0.25%              8.9%
12/31/2009                        1.20                 0                 0              0.25%             44.8%
12/31/2008                        0.83                 0                 0              0.25%            -41.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.27                71   $            90              0.00%             10.7%
12/31/2011                        1.14               150               171              0.00%            -13.5%
12/31/2010                        1.32                79               105              0.00%              9.1%
12/31/2009                        1.21                48                59              0.00%             45.1%
12/31/2008                        0.84                61                51              0.00%            -41.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%
                2011               0.0%
                2010               0.2%
                2009               1.5%
                2008               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    TIAA-CREF Bond Index R Class - 87245M855

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,053,455   $     1,039,598            96,276
                                                                         ===============   ===============
Receivables: investments sold                                    5,586
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,059,041
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,059,041           954,370   $          1.11
Band 100                                                            --                --              1.12
Band 75                                                             --                --              1.12
Band 50                                                             --                --              1.13
Band 25                                                             --                --              1.14
Band 0                                                              --                --              1.15
                                                       ---------------   ---------------
Total                                                  $     1,059,041           954,370
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        13,325
Mortality & expense charges                                                                         (9,860)
                                                                                           ---------------
Net investment income (loss)                                                                         3,465
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,381
Realized gain distributions                                                                            992
Net change in unrealized appreciation (depreciation)                                                11,991
                                                                                           ---------------
Net gain (loss)                                                                                     14,364
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        17,829
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,465   $                330
Net realized gain (loss)                                                       1,381                     12
Realized gain distributions                                                      992                     --
Net change in unrealized appreciation (depreciation)                          11,991                  1,864
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,829                  2,206
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,197,530                 69,271
Cost of units redeemed                                                      (227,745)                  (348)
Account charges                                                                 (100)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                          969,685                 68,918
                                                                --------------------   --------------------
Net increase (decrease)                                                      987,514                 71,124
Net assets, beginning                                                         71,527                    403
                                                                --------------------   --------------------
Net assets, ending                                              $          1,059,041   $             71,527
                                                                ====================   ====================
Units sold                                                                 1,098,374                 65,983
Units redeemed                                                              (210,048)                  (334)
                                                                --------------------   --------------------
Net increase (decrease)                                                      888,326                 65,649
Units outstanding, beginning                                                  66,044                    395
                                                                --------------------   --------------------
Units outstanding, ending                                                    954,370                 66,044
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,267,202
Cost of units redeemed/account charges                                                             (228,198)
Net investment income (loss)                                                                          3,795
Net realized gain (loss)                                                                              1,393
Realized gain distributions                                                                             992
Net change in unrealized appreciation (depreciation)                                                 13,857
                                                                                       --------------------
Net assets                                                                             $          1,059,041
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11               954   $         1,059              1.25%              2.5%
12/31/2011                        1.08                66                72              1.25%              6.0%
12/31/2010                        1.02                 0                 0              1.25%              2.1%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              1.00%              2.7%
12/31/2011                        1.09                 0                 0              1.00%              6.3%
12/31/2010                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.75%              3.0%
12/31/2011                        1.09                 0                 0              0.75%              6.6%
12/31/2010                        1.02                 0                 0              0.75%              2.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.50%              3.2%
12/31/2011                        1.10                 0                 0              0.50%              6.8%
12/31/2010                        1.03                 0                 0              0.50%              2.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.25%              3.5%
12/31/2011                        1.10                 0                 0              0.25%              7.1%
12/31/2010                        1.03                 0                 0              0.25%              2.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.15                 0   $             0              0.00%              3.8%
12/31/2011                        1.10                 0                 0              0.00%              7.4%
12/31/2010                        1.03                 0                 0              0.00%              2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.4%
                2011               2.1
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  TIAA-CREF Growth & Income R Class - 87244W763

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,350,312   $     1,339,456           132,955
                                                                         ===============   ===============
Receivables: investments sold                                    1,846
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,352,158
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,352,158         1,022,679   $          1.32
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
Total                                                  $     1,352,158         1,022,679
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        16,107
Mortality & expense charges                                                                        (13,895)
                                                                                           ---------------
Net investment income (loss)                                                                         2,212
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            34,871
Realized gain distributions                                                                         56,145
Net change in unrealized appreciation (depreciation)                                                 6,913
                                                                                           ---------------
Net gain (loss)                                                                                     97,929
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       100,141
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,212   $                144
Net realized gain (loss)                                                      34,871                  1,040
Realized gain distributions                                                   56,145                  3,252
Net change in unrealized appreciation (depreciation)                           6,913                  1,014
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            100,141                  5,450
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,351,482                356,172
Cost of units redeemed                                                      (501,398)               (22,275)
Account charges                                                                  (87)                   (15)
                                                                --------------------   --------------------
Increase (decrease)                                                          849,997                333,882
                                                                --------------------   --------------------
Net increase (decrease)                                                      950,138                339,332
Net assets, beginning                                                        402,020                 62,688
                                                                --------------------   --------------------
Net assets, ending                                              $          1,352,158   $            402,020
                                                                ====================   ====================
Units sold                                                                 1,067,693                312,700
Units redeemed                                                              (393,835)               (19,095)
                                                                --------------------   --------------------
Net increase (decrease)                                                      673,858                293,605
Units outstanding, beginning                                                 348,821                 55,216
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,022,679                348,821
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,767,400
Cost of units redeemed/account charges                                                             (523,775)
Net investment income (loss)                                                                          2,368
Net realized gain (loss)                                                                             35,912
Realized gain distributions                                                                          59,397
Net change in unrealized appreciation (depreciation)                                                 10,856
                                                                                       --------------------
Net assets                                                                             $          1,352,158
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32             1,023   $         1,352              1.25%             14.7%
12/31/2011                        1.15               349               402              1.25%              1.5%
12/31/2010                        1.14                55                63              1.25%             11.5%
12/31/2009                        1.02                 0                 0              1.25%              1.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              1.00%             15.0%
12/31/2011                        1.16                 0                 0              1.00%              1.8%
12/31/2010                        1.14                 0                 0              1.00%             11.8%
12/31/2009                        1.02                 0                 0              1.00%              1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.75%             15.3%
12/31/2011                        1.16                 0                 0              0.75%              2.0%
12/31/2010                        1.14                 0                 0              0.75%             12.1%
12/31/2009                        1.02                 0                 0              0.75%              1.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.50%             15.6%
12/31/2011                        1.17                 0                 0              0.50%              2.3%
12/31/2010                        1.14                 0                 0              0.50%             12.3%
12/31/2009                        1.02                 0                 0              0.50%              1.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.25%             15.9%
12/31/2011                        1.18                 0                 0              0.25%              2.5%
12/31/2010                        1.15                 0                 0              0.25%             12.6%
12/31/2009                        1.02                 0                 0              0.25%              1.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.00%             16.2%
12/31/2011                        1.18                 0                 0              0.00%              2.8%
12/31/2010                        1.15                 0                 0              0.00%             12.9%
12/31/2009                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.8%
                2011               0.9%
                2010               0.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            TIAA-CREF International Equity Index R Class - 87244W490

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,178,411   $     1,101,406            70,758
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,061)
                                                       ---------------
Net assets                                             $     1,170,350
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,170,350         1,067,229   $          1.10
Band 100                                                            --                --              1.10
Band 75                                                             --                --              1.11
Band 50                                                             --                --              1.12
Band 25                                                             --                --              1.13
Band 0                                                              --                --              1.14
                                                       ---------------   ---------------
Total                                                  $     1,170,350         1,067,229
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        31,816
Mortality & expense charges                                                                        (11,490)
                                                                                           ---------------
Net investment income (loss)                                                                        20,326
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (12,111)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                97,420
                                                                                           ---------------
Net gain (loss)                                                                                     85,309
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       105,635
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,326   $              4,602
Net realized gain (loss)                                                     (12,111)                  (684)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          97,420                (23,417)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            105,635                (19,499)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,069,304                226,625
Cost of units redeemed                                                      (246,688)               (20,843)
Account charges                                                                  (89)                   (48)
                                                                --------------------   --------------------
Increase (decrease)                                                          822,527                205,734
                                                                --------------------   --------------------
Net increase (decrease)                                                      928,162                186,235
Net assets, beginning                                                        242,188                 55,953
                                                                --------------------   --------------------
Net assets, ending                                              $          1,170,350   $            242,188
                                                                ====================   ====================
Units sold                                                                 1,070,635                229,286
Units redeemed                                                              (262,367)               (22,135)
                                                                --------------------   --------------------
Net increase (decrease)                                                      808,268                207,151
Units outstanding, beginning                                                 258,961                 51,810
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,067,229                258,961
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,348,441
Cost of units redeemed/account charges                                                             (267,668)
Net investment income (loss)                                                                         25,371
Net realized gain (loss)                                                                            (12,799)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 77,005
                                                                                       --------------------
Net assets                                                                             $          1,170,350
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
 ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10             1,067   $         1,170              1.25%             17.3%
12/31/2011                        0.94               259               242              1.25%            -13.4%
12/31/2010                        1.08                52                56              1.25%              6.1%
12/31/2009                        1.02                 0                 0              1.25%              1.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              1.00%             17.6%
12/31/2011                        0.94                 0                 0              1.00%            -13.2%
12/31/2010                        1.08                 0                 0              1.00%              6.3%
12/31/2009                        1.02                 0                 0              1.00%              1.8%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.11                 0   $             0              0.75%             17.8%
12/31/2011                        0.94                 0                 0              0.75%            -13.0%
12/31/2010                        1.09                 0                 0              0.75%              6.6%
12/31/2009                        1.02                 0                 0              0.75%              1.8%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.12                 0   $             0              0.50%             18.1%
12/31/2011                        0.95                 0                 0              0.50%            -12.8%
12/31/2010                        1.09                 0                 0              0.50%              6.9%
12/31/2009                        1.02                 0                 0              0.50%              1.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.13                 0   $             0              0.25%             18.4%
12/31/2011                        0.95                 0                 0              0.25%            -12.5%
12/31/2010                        1.09                 0                 0              0.25%              7.1%
12/31/2009                        1.02                 0                 0              0.25%              1.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.14                 0   $             0              0.00%             18.7%
12/31/2011                        0.96                 0                 0              0.00%            -12.3%
12/31/2010                        1.09                 0                 0              0.00%              7.4%
12/31/2009                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               4.5%
                2011               4.1%
                2010               2.9%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
              TIAA-CREF Large Cap Growth Index R Class - 87244W672

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,849,128   $     3,802,387           264,222
                                                                         ===============   ===============
Receivables: investments sold                                   11,161
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,860,289
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,860,289         2,867,191   $          1.35
Band 100                                                            --                --              1.36
Band 75                                                             --                --              1.37
Band 50                                                             --                --              1.38
Band 25                                                             --                --              1.39
Band 0                                                              --                --              1.40
                                                       ---------------   ---------------
Total                                                  $     3,860,289         2,867,191
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        60,726
Mortality & expense charges                                                                        (25,829)
                                                                                           ---------------
Net investment income (loss)                                                                        34,897
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            18,993
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                48,858
                                                                                           ---------------
Net gain (loss)                                                                                     67,851
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       102,748
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             34,897   $              4,164
Net realized gain (loss)                                                      18,993                   (163)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          48,858                 (2,117)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            102,748                  1,884
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   3,583,248                811,109
Cost of units redeemed                                                      (251,887)              (385,245)
Account charges                                                               (1,561)                    (7)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,329,800                425,857
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,432,548                427,741
Net assets, beginning                                                        427,741                     --
                                                                --------------------   --------------------
Net assets, ending                                              $          3,860,289   $            427,741
                                                                ====================   ====================
Units sold                                                                 2,702,947                681,642
Units redeemed                                                              (196,245)              (321,153)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,506,702                360,489
Units outstanding, beginning                                                 360,489                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,867,191                360,489
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,394,357
Cost of units redeemed/account charges                                                             (638,700)
Net investment income (loss)                                                                         39,061
Net realized gain (loss)                                                                             18,830
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 46,741
                                                                                       --------------------
Net assets                                                                             $          3,860,289
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35             2,867   $         3,860              1.25%             13.5%
12/31/2011                        1.19               360               428              1.25%              1.0%
12/31/2010                        1.17                 0                 0              1.25%             14.8%
12/31/2009                        1.02                 0                 0              1.25%              2.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              1.00%             13.8%
12/31/2011                        1.19                 0                 0              1.00%              1.3%
12/31/2010                        1.18                 0                 0              1.00%             15.1%
12/31/2009                        1.02                 0                 0              1.00%              2.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.75%             14.0%
12/31/2011                        1.20                 0                 0              0.75%              1.5%
12/31/2010                        1.18                 0                 0              0.75%             15.4%
12/31/2009                        1.02                 0                 0              0.75%              2.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              0.50%             14.3%
12/31/2011                        1.20                 0                 0              0.50%              1.8%
12/31/2010                        1.18                 0                 0              0.50%             15.7%
12/31/2009                        1.02                 0                 0              0.50%              2.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.25%             14.6%
12/31/2011                        1.21                 0                 0              0.25%              2.1%
12/31/2010                        1.19                 0                 0              0.25%             16.0%
12/31/2009                        1.02                 0                 0              0.25%              2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.00%             14.9%
12/31/2011                        1.22                 0                 0              0.00%              2.3%
12/31/2010                        1.19                 0                 0              0.00%             16.3%
12/31/2009                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.8%
                2011               2.4%
                2010               0.0%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               TIAA-CREF Large Cap Value Index R Class - 87244W656

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,045,523   $     1,978,146           156,203
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,384)
                                                       ---------------
Net assets                                             $     2,043,139
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,043,139         1,552,244   $          1.32
Band 100                                                            --                --              1.33
Band 75                                                             --                --              1.34
Band 50                                                             --                --              1.35
Band 25                                                             --                --              1.36
Band 0                                                              --                --              1.37
                                                       ---------------   ---------------
Total                                                  $     2,043,139         1,552,244
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        43,590
Mortality & expense charges                                                                        (19,532)
                                                                                           ---------------
Net investment income (loss)                                                                        24,058
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             6,448
Realized gain distributions                                                                         45,757
Net change in unrealized appreciation (depreciation)                                                66,227
                                                                                           ---------------
Net gain (loss)                                                                                    118,432
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       142,490
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED          PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,058   $              1,491
Net realized gain (loss)                                                       6,448                     10
Realized gain distributions                                                   45,757                  2,811
Net change in unrealized appreciation (depreciation)                          66,227                    912
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            142,490                  5,224
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,908,917                 95,443
Cost of units redeemed                                                      (115,750)                   (76)
Account charges                                                                 (238)                    (9)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,792,929                 95,358
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,935,419                100,582
Net assets, beginning                                                        107,720                  7,138
                                                                --------------------   --------------------
Net assets, ending                                              $          2,043,139   $            107,720
                                                                ====================   ====================
Units sold                                                                 1,573,667                 88,480
Units redeemed                                                              (116,057)                   (42)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,457,610                 88,438
Units outstanding, beginning                                                  94,634                  6,196
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,552,244                 94,634
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,011,225
Cost of units redeemed/account charges                                                             (116,073)
Net investment income (loss)                                                                         25,581
Net realized gain (loss)                                                                              6,458
Realized gain distributions                                                                          48,571
Net change in unrealized appreciation (depreciation)                                                 67,377
                                                                                       --------------------
Net assets                                                                             $          2,043,139
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32             1,552   $         2,043              1.25%             15.6%
12/31/2011                        1.14                95               108              1.25%             -1.2%
12/31/2010                        1.15                 6                 7              1.25%             13.8%
12/31/2009                        1.01                 0                 0              1.25%              1.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              1.00%             15.9%
12/31/2011                        1.14                 0                 0              1.00%             -0.9%
12/31/2010                        1.16                 0                 0              1.00%             14.1%
12/31/2009                        1.01                 0                 0              1.00%              1.3%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.75%             16.2%
12/31/2011                        1.15                 0                 0              0.75%             -0.7%
12/31/2010                        1.16                 0                 0              0.75%             14.3%
12/31/2009                        1.01                 0                 0              0.75%              1.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.35                 0   $             0              0.50%             16.5%
12/31/2011                        1.16                 0                 0              0.50%             -0.5%
12/31/2010                        1.16                 0                 0              0.50%             14.6%
12/31/2009                        1.01                 0                 0              0.50%              1.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.36                 0   $             0              0.25%             16.8%
12/31/2011                        1.16                 0                 0              0.25%             -0.2%
12/31/2010                        1.16                 0                 0              0.25%             14.9%
12/31/2009                        1.01                 0                 0              0.25%              1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37                 0   $             0              0.00%             17.1%
12/31/2011                        1.17                 0                 0              0.00%              0.0%
12/31/2010                        1.17                 0                 0              0.00%             15.2%
12/31/2009                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               4.1%
                2011               3.6%
                2010               1.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
               TIAA-CREF Social Choice Equity R Class - 87244W755

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       661,477   $       619,597            54,548
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,078)
                                                       ---------------
Net assets                                             $       652,399
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       652,399           506,679   $          1.29
Band 100                                                            --                --              1.30
Band 75                                                             --                --              1.31
Band 50                                                             --                --              1.32
Band 25                                                             --                --              1.33
Band 0                                                              --                --              1.34
                                                       ---------------   ---------------
Total                                                  $       652,399           506,679
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        11,268
Mortality & expense charges                                                                         (6,739)
                                                                                           ---------------
Net investment income (loss)                                                                         4,529
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            13,651
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                30,422
                                                                                           ---------------
Net gain (loss)                                                                                     44,073
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        48,602
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,529   $              1,412
Net realized gain (loss)                                                      13,651                  1,032
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          30,422                 (7,324)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             48,602                 (4,880)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     397,856                151,924
Cost of units redeemed                                                      (131,390)               (16,634)
Account charges                                                                  (11)                    (7)
                                                                --------------------   --------------------
Increase (decrease)                                                          266,455                135,283
                                                                --------------------   --------------------
Net increase (decrease)                                                      315,057                130,403
Net assets, beginning                                                        337,342                206,939
                                                                --------------------   --------------------
Net assets, ending                                              $            652,399   $            337,342
                                                                ====================   ====================
Units sold                                                                   318,875                131,316
Units redeemed                                                              (106,779)               (14,742)
                                                                --------------------   --------------------
Net increase (decrease)                                                      212,096                116,574
Units outstanding, beginning                                                 294,583                178,009
                                                                --------------------   --------------------
Units outstanding, ending                                                    506,679                294,583
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            747,852
Cost of units redeemed/account charges                                                             (159,835)
Net investment income (loss)                                                                          7,672
Net realized gain (loss)                                                                             14,830
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 41,880
                                                                                       --------------------
Net assets                                                                             $            652,399
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.29               507   $           652              1.25%             12.4%
12/31/2011                        1.15               295               337              1.25%             -1.5%
12/31/2010                        1.16               178               207              1.25%             14.1%
12/31/2009                        1.02                 0                 0              1.25%              1.9%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.30                 0   $             0              1.00%             12.7%
12/31/2011                        1.15                 0                 0              1.00%             -1.2%
12/31/2010                        1.17                 0                 0              1.00%             14.4%
12/31/2009                        1.02                 0                 0              1.00%              1.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.31                 0   $             0              0.75%             13.0%
12/31/2011                        1.16                 0                 0              0.75%             -1.0%
12/31/2010                        1.17                 0                 0              0.75%             14.7%
12/31/2009                        1.02                 0                 0              0.75%              1.9%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.32                 0   $             0              0.50%             13.3%
12/31/2011                        1.16                 0                 0              0.50%             -0.8%
12/31/2010                        1.17                 0                 0              0.50%             15.0%
12/31/2009                        1.02                 0                 0              0.50%              1.9%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.33                 0   $             0              0.25%             13.6%
12/31/2011                        1.17                 0                 0              0.25%             -0.5%
12/31/2010                        1.17                 0                 0              0.25%             15.3%
12/31/2009                        1.02                 0                 0              0.25%              1.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.34                 0   $             0              0.00%             13.9%
12/31/2011                        1.17                 0                 0              0.00%             -0.3%
12/31/2010                        1.18                 0                 0              0.00%             15.5%
12/31/2009                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               2.3%
                2011               1.7%
                2010               2.4%
                2009               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Timothy Conservative Growth A Class - 887432730

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       156,709   $       142,418            15,790
                                                                         ===============   ===============
Receivables: investments sold                                      402
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       157,111
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       157,111           159,811   $          0.98
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.03
Band 0                                                              --                --              1.05
                                                       ---------------   ---------------
Total                                                  $       157,111           159,811
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,067
Mortality & expense charges                                                                         (1,741)
                                                                                           ---------------
Net investment income (loss)                                                                          (674)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               360
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 6,622
                                                                                           ---------------
Net gain (loss)                                                                                      6,982
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         6,308
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (674)  $             (1,050)
Net realized gain (loss)                                                         360                  1,449
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           6,622                   (721)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,308                   (322)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      54,701                 25,087
Cost of units redeemed                                                        (2,070)                (9,197)
Account charges                                                                 (189)                  (227)
                                                                --------------------   --------------------
Increase (decrease)                                                           52,442                 15,663
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,750                 15,341
Net assets, beginning                                                         98,361                 83,020
                                                                --------------------   --------------------
Net assets, ending                                              $            157,111   $             98,361
                                                                ====================   ====================
Units sold                                                                    56,404                 27,057
Units redeemed                                                                (2,349)               (10,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                       54,055                 16,530
Units outstanding, beginning                                                 105,756                 89,226
                                                                --------------------   --------------------
Units outstanding, ending                                                    159,811                105,756
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            180,815
Cost of units redeemed/account charges                                                              (42,031)
Net investment income (loss)                                                                         (1,397)
Net realized gain (loss)                                                                              5,067
Realized gain distributions                                                                             366
Net change in unrealized appreciation (depreciation)                                                 14,291
                                                                                       --------------------
Net assets                                                                             $            157,111
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.98               160   $           157              1.25%              5.7%
12/31/2011                        0.93               106                98              1.25%              0.0%
12/31/2010                        0.93                89                83              1.25%             10.2%
12/31/2009                        0.84                88                74              1.25%             20.7%
12/31/2008                        0.70                10                 7              1.25%            -29.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              6.0%
12/31/2011                        0.94                 0                 0              1.00%              0.2%
12/31/2010                        0.94                 0                 0              1.00%             10.5%
12/31/2009                        0.85                 0                 0              1.00%             21.0%
12/31/2008                        0.70                 0                 0              1.00%            -29.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              6.2%
12/31/2011                        0.95                 0                 0              0.75%              0.5%
12/31/2010                        0.95                 0                 0              0.75%             10.7%
12/31/2009                        0.85                 0                 0              0.75%             21.3%
12/31/2008                        0.70                 0                 0              0.75%            -29.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              6.5%
12/31/2011                        0.96                 0                 0              0.50%              0.7%
12/31/2010                        0.95                 0                 0              0.50%             11.0%
12/31/2009                        0.86                 0                 0              0.50%             21.6%
12/31/2008                        0.71                 0                 0              0.50%            -29.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.03                 0   $             0              0.25%              6.8%
12/31/2011                        0.97                 0                 0              0.25%              1.0%
12/31/2010                        0.96                 0                 0              0.25%             11.3%
12/31/2009                        0.86                 0                 0              0.25%             21.9%
12/31/2008                        0.71                 0                 0              0.25%            -29.1%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.05                 0   $             0              0.00%              7.0%
12/31/2011                        0.98                 0                 0              0.00%              1.2%
12/31/2010                        0.97                 0                 0              0.00%             11.6%
12/31/2009                        0.87                 0                 0              0.00%             22.2%
12/31/2008                        0.71                 0                 0              0.00%            -28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%
                2011               0.1%
                2010               0.9%
                2009               2.4%
                2008               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Timothy Strategic Growth A Class - 887432763

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       107,522   $        94,150            14,308
                                                                         ===============   ===============
Receivables: investments sold                                       78
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       107,600
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       107,600           123,344   $          0.87
Band 100                                                            --                --              0.88
Band 75                                                             --                --              0.90
Band 50                                                             --                --              0.91
Band 25                                                             --                --              0.92
Band 0                                                              --                --              0.93
                                                       ---------------   ---------------
Total                                                  $       107,600           123,344
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           642
Mortality & expense charges                                                                         (1,194)
                                                                                           ---------------
Net investment income (loss)                                                                          (552)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             1,215
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 7,673
                                                                                           ---------------
Net gain (loss)                                                                                      8,888
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         8,336
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (552)  $             (1,007)
Net realized gain (loss)                                                       1,215                    263
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           7,673                 (3,904)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,336                 (4,648)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      22,490                 19,053
Cost of units redeemed                                                        (9,449)                  (907)
Account charges                                                                  (88)                   (51)
                                                                --------------------   --------------------
Increase (decrease)                                                           12,953                 18,095
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,289                 13,447
Net assets, beginning                                                         86,311                 72,864
                                                                --------------------   --------------------
Net assets, ending                                              $            107,600   $             86,311
                                                                ====================   ====================
Units sold                                                                    26,633                 24,728
Units redeemed                                                               (11,357)                (2,974)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,276                 21,754
Units outstanding, beginning                                                 108,068                 86,314
                                                                --------------------   --------------------
Units outstanding, ending                                                    123,344                108,068
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            174,818
Cost of units redeemed/account charges                                                              (95,371)
Net investment income (loss)                                                                         (3,400)
Net realized gain (loss)                                                                             16,340
Realized gain distributions                                                                           1,841
Net change in unrealized appreciation (depreciation)                                                 13,372
                                                                                       --------------------
Net assets                                                                             $            107,600
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.87               123   $           108              1.25%              9.2%
12/31/2011                        0.80               108                86              1.25%             -5.4%
12/31/2010                        0.84                86                73              1.25%             13.1%
12/31/2009                        0.75               123                92              1.25%             26.8%
12/31/2008                        0.59                33                20              1.25%            -40.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.88                 0   $             0              1.00%              9.5%
12/31/2011                        0.81                 0                 0              1.00%             -5.2%
12/31/2010                        0.85                 0                 0              1.00%             13.4%
12/31/2009                        0.75                 0                 0              1.00%             27.1%
12/31/2008                        0.59                 0                 0              1.00%            -40.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.90                 0   $             0              0.75%              9.8%
12/31/2011                        0.82                 0                 0              0.75%             -4.9%
12/31/2010                        0.86                 0                 0              0.75%             13.7%
12/31/2009                        0.75                 0                 0              0.75%             27.4%
12/31/2008                        0.59                 0                 0              0.75%            -40.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.91                 0   $             0              0.50%             10.1%
12/31/2011                        0.82                 0                 0              0.50%             -4.7%
12/31/2010                        0.86                 0                 0              0.50%             14.0%
12/31/2009                        0.76                 0                 0              0.50%             27.8%
12/31/2008                        0.59                 0                 0              0.50%            -40.1%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.92                 0   $             0              0.25%             10.3%
12/31/2011                        0.83                 0                 0              0.25%             -4.4%
12/31/2010                        0.87                 0                 0              0.25%             14.3%
12/31/2009                        0.76                 0                 0              0.25%             28.1%
12/31/2008                        0.60                 0                 0              0.25%            -40.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.93                 0   $             0              0.00%             10.6%
12/31/2011                        0.84                 0                 0              0.00%             -4.2%
12/31/2010                        0.88                 0                 0              0.00%             14.5%
12/31/2009                        0.77                 0                 0              0.00%             28.4%
12/31/2008                        0.60                 0                 0              0.00%            -39.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.7%
                2011               0.0%
                2010               0.1%
                2009               0.0%
                2008               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Touchstone Focused Fund Y Class - 89154X229 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --   $            --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.08
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.25%              7.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.75%              7.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              7.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              8.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                   Touchstone Focused Fund A Class - 89154X245

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       309,447   $       281,985            12,430
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (797)
                                                       ---------------
Net assets                                             $       308,650
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       308,650           288,450   $          1.07
Band 100                                                            --                --              1.07
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.08
Band 25                                                             --                --              1.08
Band 0                                                              --                --              1.08
                                                       ---------------   ---------------
Total                                                  $       308,650           288,450
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           432
Mortality & expense charges                                                                         (2,820)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,388)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             2,212
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                27,462
                                                                                           ---------------
Net gain (loss)                                                                                     29,674
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        27,286
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,388)  $                 --
Net realized gain (loss)                                                       2,212                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          27,462                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,286                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     356,696                     --
Cost of units redeemed                                                       (75,270)                    --
Account charges                                                                  (62)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          281,364                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      308,650                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            308,650   $                 --
                                                                ====================   ====================
Units sold                                                                   364,869                     --
Units redeemed                                                               (76,419)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      288,450                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    288,450                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            356,696
Cost of units redeemed/account charges                                                              (75,332)
Net investment income (loss)                                                                         (2,388)
Net realized gain (loss)                                                                              2,212
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 27,462
                                                                                       --------------------
Net assets                                                                             $            308,650
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07               288   $           309              1.25%              7.0%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              1.00%              7.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              7.4%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.50%              7.6%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.25%              7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.08                 0   $             0              0.00%              8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                    Touchstone Growth Opp A Class - 89154X708

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       132,271   $       139,529             5,429
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (12)
                                                       ---------------
Net assets                                             $       132,259
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       132,259           130,401   $          1.01
Band 100                                                            --                --              1.02
Band 75                                                             --                --              1.02
Band 50                                                             --                --              1.02
Band 25                                                             --                --              1.02
Band 0                                                              --                --              1.02
                                                       ---------------   ---------------
Total                                                  $       132,259           130,401
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                           (740)
                                                                                           ---------------
Net investment income (loss)                                                                          (740)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (597)
Realized gain distributions                                                                          9,678
Net change in unrealized appreciation (depreciation)                                                (7,258)
                                                                                           ---------------
Net gain (loss)                                                                                      1,823
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,083
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (740)  $                 --
Net realized gain (loss)                                                        (597)                    --
Realized gain distributions                                                    9,678                     --
Net change in unrealized appreciation (depreciation)                          (7,258)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,083                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     219,375                     --
Cost of units redeemed                                                       (88,189)                    --
Account charges                                                                  (10)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          131,176                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      132,259                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            132,259   $                 --
                                                                ====================   ====================
Units sold                                                                   219,406                     --
Units redeemed                                                               (89,005)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      130,401                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    130,401                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            219,375
Cost of units redeemed/account charges                                                              (88,199)
Net investment income (loss)                                                                           (740)
Net realized gain (loss)                                                                               (597)
Realized gain distributions                                                                           9,678
Net change in unrealized appreciation (depreciation)                                                 (7,258)
                                                                                       --------------------
Net assets                                                                             $            132,259
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01               130   $           132              1.25%              1.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              1.00%              1.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.75%              1.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.50%              1.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.25%              1.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.02                 0   $             0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Touchstone Large Cap Growth A Class - 89154X302

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        11,924   $        12,454               450
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (3)
                                                       ---------------
Net assets                                             $        11,921
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        11,921            12,449   $          0.96
Band 100                                                            --                --              0.96
Band 75                                                             --                --              0.96
Band 50                                                             --                --              0.96
Band 25                                                             --                --              0.96
Band 0                                                              --                --              0.96
                                                       ---------------   ---------------
Total                                                  $        11,921            12,449
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            50
Mortality & expense charges                                                                            (51)
                                                                                           ---------------
Net investment income (loss)                                                                            (1)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               (38)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (530)
                                                                                           ---------------
Net gain (loss)                                                                                       (568)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $          (569)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (1)  $                 --
Net realized gain (loss)                                                         (38)                    --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (530)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (569)                    --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      15,784                     --
Cost of units redeemed                                                        (3,289)                    --
Account charges                                                                   (5)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                           12,490                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,921                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             11,921   $                 --
                                                                ====================   ====================
Units sold                                                                    15,785                     --
Units redeemed                                                                (3,336)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,449                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     12,449                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             15,784
Cost of units redeemed/account charges                                                               (3,294)
Net investment income (loss)                                                                             (1)
Net realized gain (loss)                                                                                (38)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (530)
                                                                                       --------------------
Net assets                                                                             $             11,921
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                12   $            12              1.25%             -4.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              1.00%             -4.2%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.75%             -4.1%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.50%             -4.0%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.25%             -3.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          0.96                 0   $             0              0.00%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                 Touchstone Strategic Income A Class - 89154Q620

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       232,402   $       234,278            21,615
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (36)
                                                       ---------------
Net assets                                             $       232,366
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       232,366           231,070   $          1.01
Band 100                                                            --                --              1.01
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
Total                                                  $       232,366           231,070
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         4,316
Mortality & expense charges                                                                           (961)
                                                                                           ---------------
Net investment income (loss)                                                                         3,355
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                 7
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (1,876)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,869)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,486
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,355   $                 --
Net realized gain (loss)                                                           7                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (1,876)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,486                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     269,787                     --
Cost of units redeemed                                                       (38,882)                    --
Account charges                                                                  (25)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          230,880                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      232,366                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            232,366   $                 --
                                                                ====================   ====================
Units sold                                                                   269,777                     --
Units redeemed                                                               (38,707)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      231,070                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    231,070                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            269,787
Cost of units redeemed/account charges                                                              (38,907)
Net investment income (loss)                                                                          3,355
Net realized gain (loss)                                                                                  7
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (1,876)
                                                                                       --------------------
Net assets                                                                             $            232,366
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01               231   $           232              1.25%              0.6%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              1.00%              0.6%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              0.7%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%              0.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%              0.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                      Touchstone Value A Class - 89154X468

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       292,412   $       301,088            41,668
                                                                         ===============   ===============
Receivables: investments sold                                      102
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       292,514
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       292,514           291,302   $          1.00
Band 100                                                            --                --              1.00
Band 75                                                             --                --              1.01
Band 50                                                             --                --              1.01
Band 25                                                             --                --              1.01
Band 0                                                              --                --              1.01
                                                       ---------------   ---------------
Total                                                  $       292,514           291,302
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,899
Mortality & expense charges                                                                         (1,139)
                                                                                           ---------------
Net investment income (loss)                                                                           760
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               (21)
Realized gain distributions                                                                          9,125
Net change in unrealized appreciation (depreciation)                                                (8,676)
                                                                                           ---------------
Net gain (loss)                                                                                        428
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         1,188
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                760   $                 --
Net realized gain (loss)                                                         (21)                    --
Realized gain distributions                                                    9,125                     --
Net change in unrealized appreciation (depreciation)                          (8,676)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,188                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     296,007                     --
Cost of units redeemed                                                        (4,657)                    --
Account charges                                                                  (24)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          291,326                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      292,514                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            292,514   $                 --
                                                                ====================   ====================
Units sold                                                                   295,958                     --
Units redeemed                                                                (4,656)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      291,302                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    291,302                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            296,007
Cost of units redeemed/account charges                                                               (4,681)
Net investment income (loss)                                                                            760
Net realized gain (loss)                                                                                (21)
Realized gain distributions                                                                           9,125
Net change in unrealized appreciation (depreciation)                                                 (8,676)
                                                                                       --------------------
Net assets                                                                             $            292,514
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00               291   $           293              1.25%              0.4%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.00                 0   $             0              1.00%              0.5%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.75%              0.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.50%              0.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.25%              0.7%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.01                 0   $             0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
           Vanguard Short-Term Federal Fund Investor Class - 922031604

                            STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,526,658   $     3,548,659           321,540
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (54,022)
                                                       ---------------
Net assets                                             $     3,472,636
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,472,636         1,861,435   $          1.87
Band 100                                                            --                --              1.91
Band 75                                                             --                --              1.95
Band 50                                                             --                --              2.00
Band 25                                                             --                --              2.05
Band 0                                                              --                --              2.33
                                                       ---------------   ---------------
Total                                                  $     3,472,636         1,861,435
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        16,995
Mortality & expense charges                                                                        (36,697)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,702)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               554
Realized gain distributions                                                                         41,649
Net change in unrealized appreciation (depreciation)                                               (17,051)
                                                                                           ---------------
Net gain (loss)                                                                                     25,152
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         5,450
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,702)  $             (6,115)
Net realized gain (loss)                                                         554                 16,622
Realized gain distributions                                                   41,649                 29,261
Net change in unrealized appreciation (depreciation)                         (17,051)                (6,374)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,450                 33,394
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   2,228,587              1,822,386
Cost of units redeemed                                                    (1,827,551)              (840,992)
Account charges                                                                 (256)                  (477)
                                                                --------------------   --------------------
Increase (decrease)                                                          400,780                980,917
                                                                --------------------   --------------------
Net increase (decrease)                                                      406,230              1,014,311
Net assets, beginning                                                      3,066,406              2,052,095
                                                                --------------------   --------------------
Net assets, ending                                              $          3,472,636   $          3,066,406
                                                                ====================   ====================
Units sold                                                                 1,318,222                984,867
Units redeemed                                                            (1,103,262)              (456,585)
                                                                --------------------   --------------------
Net increase (decrease)                                                      214,960                528,282
Units outstanding, beginning                                               1,646,475              1,118,193
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,861,435              1,646,475
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          8,320,360
Cost of units redeemed/account charges                                                           (5,141,698)
Net investment income (loss)                                                                        132,176
Net realized gain (loss)                                                                             53,713
Realized gain distributions                                                                         130,086
Net change in unrealized appreciation (depreciation)                                                (22,001)
                                                                                       --------------------
Net assets                                                                             $          3,472,636
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.87             1,861   $         3,473              1.25%              0.2%
12/31/2011                        1.86             1,646             3,066              1.25%              1.5%
12/31/2010                        1.84             1,118             2,052              1.25%              1.9%
12/31/2009                        1.80               979             1,762              1.25%              1.5%
12/31/2008                        1.77             1,108             1,965              1.25%              5.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.91                 0   $             0              1.00%              0.4%
12/31/2011                        1.90                 0                 0              1.00%              1.7%
12/31/2010                        1.87                 0                 0              1.00%              2.2%
12/31/2009                        1.83                 0                 0              1.00%              1.8%
12/31/2008                        1.80                 0                 0              1.00%              6.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.95                 0   $             0              0.75%              0.7%
12/31/2011                        1.94                 0                 0              0.75%              2.0%
12/31/2010                        1.90                 0                 0              0.75%              2.5%
12/31/2009                        1.86                 0                 0              0.75%              2.0%
12/31/2008                        1.82                 0                 0              0.75%              6.3%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.00                 0   $             0              0.50%              0.9%
12/31/2011                        1.98                 0                 0              0.50%              2.2%
12/31/2010                        1.94                 0                 0              0.50%              2.7%
12/31/2009                        1.89                 0                 0              0.50%              2.3%
12/31/2008                        1.84                 0                 0              0.50%              6.5%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.05                 0   $             0              0.25%              1.2%
12/31/2011                        2.02                 0                 0              0.25%              2.5%
12/31/2010                        1.97                 0                 0              0.25%              3.0%
12/31/2009                        1.92                 0                 0              0.25%              2.5%
12/31/2008                        1.87                 0                 0              0.25%              6.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          2.33                 0   $             0              0.00%              1.4%
12/31/2011                        2.30                 0                 0              0.00%              2.8%
12/31/2010                        2.23                 0                 0              0.00%              3.2%
12/31/2009                        2.16                 0                 0              0.00%              2.8%
12/31/2008                        2.11                 7                15              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.5%
                2011               1.0%
                2010               1.6%
                2009               2.3%
                2008               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
             Vanguard VIF Small Company Growth Portfolio - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    24,440,458   $    23,098,699         1,219,455
                                                                         ===============   ===============
Receivables: investments sold                                   46,198
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    24,486,656
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    24,486,656        17,826,719   $          1.37
Band 100                                                            --                --              1.38
Band 75                                                             --                --              1.39
Band 50                                                             --                --              1.40
Band 25                                                             --                --              1.41
Band 0                                                              --                --              1.42
                                                       ---------------   ---------------
Total                                                  $    24,486,656        17,826,719
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        50,520
Mortality & expense charges                                                                       (279,298)
                                                                                           ---------------
Net investment income (loss)                                                                      (228,778)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            48,268
Realized gain distributions                                                                        428,865
Net change in unrealized appreciation (depreciation)                                             2,449,319
                                                                                           ---------------
Net gain (loss)                                                                                  2,926,452
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,697,674
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (228,778)  $           (181,623)
Net realized gain (loss)                                                      48,268               (167,967)
Realized gain distributions                                                  428,865                     --
Net change in unrealized appreciation (depreciation)                       2,449,319             (1,108,552)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,697,674             (1,458,142)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   6,592,854             25,771,447
Cost of units redeemed                                                    (4,685,955)            (4,443,171)
Account charges                                                               (3,717)                (3,139)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,903,182             21,325,137
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,600,856             19,866,995
Net assets, beginning                                                     19,885,800                 18,805
                                                                --------------------   --------------------
Net assets, ending                                              $         24,486,656   $         19,885,800
                                                                ====================   ====================
Units sold                                                                 5,167,197             20,151,094
Units redeemed                                                            (3,732,040)            (3,775,049)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,435,157             16,376,045
Units outstanding, beginning                                              16,391,562                 15,517
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,826,719             16,391,562
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         32,382,133
Cost of units redeemed/account charges                                                           (9,135,982)
Net investment income (loss)                                                                       (410,420)
Net realized gain (loss)                                                                           (119,699)
Realized gain distributions                                                                         428,865
Net change in unrealized appreciation (depreciation)                                              1,341,759
                                                                                       --------------------
Net assets                                                                             $         24,486,656
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.37            17,827   $        24,487              1.25%             13.2%
12/31/2011                        1.21            16,392            19,886              1.25%              0.1%
12/31/2010                        1.21                16                19              1.25%             21.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.38                 0   $             0              1.00%             13.5%
12/31/2011                        1.22                 0                 0              1.00%              0.4%
12/31/2010                        1.21                 0                 0              1.00%             21.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.39                 0   $             0              0.75%             13.8%
12/31/2011                        1.22                 0                 0              0.75%              0.6%
12/31/2010                        1.22                 0                 0              0.75%             21.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.40                 0   $             0              0.50%             14.1%
12/31/2011                        1.23                 0                 0              0.50%              0.9%
12/31/2010                        1.22                 0                 0              0.50%             21.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.41                 0   $             0              0.25%             14.4%
12/31/2011                        1.23                 0                 0              0.25%              1.1%
12/31/2010                        1.22                 0                 0              0.25%             21.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.42                 0   $             0              0.00%             14.7%
12/31/2011                        1.24                 0                 0              0.00%              1.4%
12/31/2010                        1.22                 0                 0              0.00%             22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.2%
                2011               0.4%
                2010               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
            Victory Established Value A Class - 926464231 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.25%              6.3%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              6.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              6.6%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              6.8%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              6.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                  Victory Established Value R Class - 926464371

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       146,994   $       150,625             5,389
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (20)
                                                       ---------------
Net assets                                             $       146,974
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       146,974           138,389   $          1.06
Band 100                                                            --                --              1.06
Band 75                                                             --                --              1.07
Band 50                                                             --                --              1.07
Band 25                                                             --                --              1.07
Band 0                                                              --                --              1.07
                                                       ---------------   ---------------
Total                                                  $       146,974           138,389
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           494
Mortality & expense charges                                                                            (31)
                                                                                           ---------------
Net investment income (loss)                                                                           463
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (377)
Realized gain distributions                                                                          3,938
Net change in unrealized appreciation (depreciation)                                                (3,631)
                                                                                           ---------------
Net gain (loss)                                                                                        (70)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           393
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                463   $                 --
Net realized gain (loss)                                                        (377)                    --
Realized gain distributions                                                    3,938                     --
Net change in unrealized appreciation (depreciation)                          (3,631)                    --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                393                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     266,611                     --
Cost of units redeemed                                                      (119,994)                    --
Account charges                                                                  (36)                    --
                                                                --------------------   --------------------
Increase (decrease)                                                          146,581                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                      146,974                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            146,974   $                 --
                                                                ====================   ====================
Units sold                                                                   261,278                     --
Units redeemed                                                              (122,889)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                      138,389                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                    138,389                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            266,611
Cost of units redeemed/account charges                                                             (120,030)
Net investment income (loss)                                                                            463
Net realized gain (loss)                                                                               (377)
Realized gain distributions                                                                           3,938
Net change in unrealized appreciation (depreciation)                                                 (3,631)
                                                                                       --------------------
Net assets                                                                             $            146,974
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06               138   $           147              1.25%              6.2%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.06                 0   $             0              1.00%              6.4%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.75%              6.5%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.50%              6.7%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.25%              6.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.07                 0   $             0              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Victory Small Company Opportunity R Class - 926464389 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              8.7%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              8.9%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.0%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              9.2%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              9.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
        Victory Small Company Opportunity A Class - 926464835 (Unaudited)

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                          INVESTMENTS        COST OF         MUTUAL FUND
                                                           AT VALUE        INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            --   $            --                --
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $            --
                                                       ===============

                                                                               UNITS         ACCUMULATION
                                                          NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            --                --   $          1.09
Band 100                                                            --                --              1.09
Band 75                                                             --                --              1.09
Band 50                                                             --                --              1.09
Band 25                                                             --                --              1.09
Band 0                                                              --                --              1.10
                                                       ---------------   ---------------
Total                                                  $            --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                             --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                     --
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   --                     --
                                                                --------------------   --------------------
Increase (decrease)                                                               --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Net assets, beginning                                                             --                     --
                                                                --------------------   --------------------
Net assets, ending                                              $                 --   $                 --
                                                                ====================   ====================
Units sold                                                                        --                     --
Units redeemed                                                                    --                     --
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     --
Units outstanding, beginning                                                      --                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                         --                     --
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $                 --
Cost of units redeemed/account charges                                                                   --
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $                 --
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                                               BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.25%              8.8%

                                                               BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              1.00%              9.0%

                                                               BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.75%              9.2%

                                                               BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.50%              9.3%

                                                               BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.09                 0   $             0              0.25%              9.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------   ---------------   ---------------   ---------------   ---------------
12/31/2012             $          1.10                 0   $             0              0.00%              9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.

                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

FUND FAMILY
----------------------------------------
Alger
AllianceBernstein
Allianz
American Century
American Funds
Ariel
BlackRock
BMO
Calvert
Columbia
CRM
DFA
DWS
Fidelity
Franklin Templeton
Goldman Sachs
Henssler
Invesco
Janus
Legg Mason
Lord Abbett
Managers
Manning & Napier
MFS
Neuberger Berman
Northern
Nuveen
Oakmark
OneAmerica
Oppenheimer
Parnassus
Pax World
Payden
Pimco
Pioneer
Prudential
Ridgeworth
Russell
State Street
T. Rowe Price
Thornburg
TIAA-CREF
Timothy
Touchstone
Vanguard
Victory
Western Asset

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2012 or for which investment income and expense transactions commenced during 2012.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm appearing on page 1 does not cover the financial statements and financial highlights presented as "Unaudited".

For the period ended December 31, 2011, the subaccounts listed below did not have any investing or other transactions during this period. For each of these subaccounts, the Statement of Changes in Net Assets for the period ended December 31, 2011, and accumulation unit values and total returns in the related financial highlights for years prior to 2012 have not been audited.

PERIOD ENDED           SUBACCOUNT
--------------------   -----------------------------------------------------------------
12/31/2011             American Century Disciplined Growth Investor Class - 02507M675
12/31/2011             American Funds New World R4 Class - 649280849
12/31/2011             American Funds New World R3 Class - 649280856
12/31/2011             BlackRock Equity Dividend Institutional Class - 09251M504
12/31/2011             Columbia Acorn International Z Class - 197199813
12/31/2011             Columbia Acorn International A Class - 197199847
12/31/2011             Columbia Emerging Markets Bond A Class - 19763P184
12/31/2011             Columbia Multi-Advisor Small Cap Value A Class - 19766G710
12/31/2011             Columbia Seligman Communication & Information Z Class - 19766H338
12/31/2011             Columbia Seligman Communication & Information A Class - 19766H429
12/31/2011             DFA Global 25/75 R2 Class - 25434D641
12/31/2011             DFA Global 60/40 R2 Class - 25434D666
12/31/2011             Fidelity Advisor Freedom 2055 Fund T Class - 315793794
12/31/2011             Fidelity Advisor Freedom 2055 Fund A Class - 315793844
12/31/2011             Fidelity Advisor Small Cap A Class - 315805697
12/31/2011             Fidelity Advisor Stock Selector All Cap T Class - 316066794
12/31/2011             Fidelity Advisor Value Fund A Class - 315916767
12/31/2011             Henssler Equity Institutional Class - 426894200
12/31/2011             Invesco Capital Development Fund R5 Class - 00143M547
12/31/2011             Invesco Mid Cap Growth R Class - 00143M562
12/31/2011             Parnassus Equity Income Inv Class - 701769101
12/31/2011             Pax World Balanced Individual Class - 704223106
12/31/2011             Payden Emerging Markets Bond - 704329531
12/31/2011             Managers Cadence Capital Appreciation Fund Inv Class - 561717554
12/31/2011             Managers Cadence Mid-Cap Fund Inv Class - 561717463
12/31/2011             Managers Cadence Mid-Cap Fund S Class - 561717471
12/31/2011             Pioneer Fundamental Growth A Class - 723695102
12/31/2011             Pioneer Fundamental Growth Y Class - 723695409
12/31/2011             Pioneer Oak Ridge Small Cap Growth A Class - 72387T108

PERIOD ENDED           SUBACCOUNT
--------------------   -----------------------------------------------------------------
12/31/2011             Pioneer Strategic Income Z Class - 723884607
12/31/2011             Prudential Jennison Small Company A Class - 74441N101
12/31/2011             Prudential Jennison Small Company Z Class - 74441N408
12/31/2011             Ridgeworth Total Return Bond R Class - 76628T488
12/31/2011             Ridgeworth Total Return Bond A Class - 76628T496
12/31/2011             Russell Global Equity S Class - 782478119
12/31/2011             Russell LifePoints 2055 Strategy Fund R3 Class - 782494157
12/31/2011             Russell LifePoints 2055 Strategy Fund R1 Class - 782494173
12/31/2011             T. Rowe Price Retirement 2005 R Class - 74149P697
12/31/2011             T. Rowe Price Retirement 2005 Advisor Class - 74149P713
12/31/2011             T. Rowe Price Retirement 2010 R Class - 74149P606
12/31/2011             T. Rowe Price Retirement 2010 Advisor Class - 74149P861
12/31/2011             Thornburg Invest Income Builder R5 Class - 885215236
12/31/2011             Touchstone Focused Fund A Class - 89154X245
12/31/2011             Touchstone Growth Opp A Class - 89154X708
12/31/2011             Touchstone Large Cap Growth A Class - 89154X302
12/31/2011             Touchstone Strategic Income A Class - 89154Q620
12/31/2011             Touchstone Value A Class - 89154X468
12/31/2011             Victory Established Value R Class - 926464371

Accumulation unit values and total returns for such subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expenses for each respective band.

REORGANIZATION

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B ("Fund B") and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan ("Plan") of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Portfolio subaccount ("Value Subaccount").

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. See
Note 2 for additional information.

In the Statement of Net Assets, the accumulation unit values and units outstanding have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out ("FIFO") accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Variable Account subaccounts' assets carried at fair value:

                                                              INVESTMENTS
          VALUATION INPUTS                                   IN SECURITIES
          ---------------------------------------------   --------------------
          LEVEL 1 - QUOTED PRICES                         $      2,793,616,846
          LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS   $                  0
          LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS       $                  0
                                                          --------------------
          TOTAL                                           $      2,793,616,846
                                                          --------------------

The investments in each subaccount are all classified as Level 1.

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended December 31, 2012, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive Portfolios. Each portfolio offers two classes of shares, Class O and Advisor. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

   Value                        0.50%
   Money Market                 0.40%
   Socially Responsive          0.70%
   Investment Grade Bond        0.50%
   Asset Director               0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual funds.

Effective January 1, 2013, OneAmerica Asset Management, LLC ("OAM") succeeded AUL in the provision of investment advisory services to the Fund. By way of an inter-company agreement, the advisory services provided by OAM are performed by the same individuals that performed the services on behalf of AUL.

The OneAmerica Funds, Inc. Advisor Class shares pay a 12b-1 fee to AUL equal to 0.30% of average daily net assets.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2009-2012) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Income ratios and total returns are not annualized.

2. ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the periods ended December 31, 2012 and 2011 were $1,515,875 and $1,169,379, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence.

The withdrawal charge for a recurring contribution contract is as follows:


              ACCOUNT YEAR                       WITHDRAWAL CHARGE
              ------------------------------   ----------------------
              1-5                                                 8.0%
              6-10                                                4.0%
              11 or more                                          0.0%

   The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the periods ended December 31, 2012 and 2011 were $44,894 and $69,917, respectively.

MORTALITY AND EXPENSE CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:


                                                  Annual Mortality and
                                  Band               Expense Charge
                                  -----------   -------------------------
                                  Band 125                           1.25%
                                  Band 100                           1.00%
                                  Band 75                            0.75%
                                  Band 50                            0.50%
                                  Band 25                            0.25%
                                  Band 0                             0.00%
                                  Band S                             0.50%

AUL guarantees that the mortality and expense charge shall not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the periods ended December 31, 2012 and 2011 were $30,326,233 and $26,233,196, respectively.

3. INVESTMENT TRANSACTIONS

The cost of purchases of investments and proceeds from sales for the period ended December 31, 2012, by each subaccount, are shown below:

NAME                                                      CLASS         PURCHASES            SALES
-----------------------------------------------------   ----------   ---------------    ---------------
Alger Balanced Portfolio                                  I-2          $    645,601        $    859,983
Alger Capital Appreciation                                I-2            20,092,922          13,509,237
Alger Capital Appreciation Institutional                  I               4,985,794           4,577,352
Alger Capital Appreciation Institutional                  R              10,292,267           6,315,507
Alger Large Cap Growth                                    I-2             8,353,594          14,183,322
Alger Small Cap Growth Institutional Fund                 I               6,119,478           6,678,580
Alger Small Cap Growth Institutional Fund                 R                 392,261             410,626
AllianceBernstein 2010 Strategy                           R                 171,060             296,723
AllianceBernstein 2010 Strategy                           Advisor             1,647               2,797
AllianceBernstein 2015 Strategy                           R                 340,054             516,662
AllianceBernstein 2015 Strategy                           Advisor               496                 500
AllianceBernstein 2020 Strategy                           R                 433,937             609,305
AllianceBernstein 2020 Strategy                           Advisor             7,018               4,352
AllianceBernstein 2025 Strategy                           R                 555,855             812,499
AllianceBernstein 2025 Strategy                           Advisor            41,982              22,797
AllianceBernstein 2030 Strategy                           R                 379,971             576,158

NAME                                                      CLASS            PURCHASES           SALES
---------------------------------------------------   ---------------  ----------------   ---------------
AllianceBernstein 2030 Strategy                          Advisor        $     8,913       $      5,029
AllianceBernstein 2035 Strategy                          R                  292,284            441,420
AllianceBernstein 2035 Strategy                          Advisor                497                505
AllianceBernstein 2040 Strategy                          R                  491,760            767,762
AllianceBernstein 2040 Strategy                          Advisor             74,809             69,930
AllianceBernstein 2045 Strategy                          R                   82,439            121,794
AllianceBernstein 2045 Strategy                          Advisor             34,965             61,771
AllianceBernstein 2050 Strategy                          Advisor              6,314             12,148
AllianceBernstein 2050 Strategy                          R                  120,265            158,353
AllianceBernstein 2055 Strategy                          Advisor             13,564             23,769
AllianceBernstein 2055 Strategy                          R                   29,897             34,167
AllianceBernstein Core Opportunities Fund                R                  480,101            310,738
AllianceBernstein Discovery Growth Fund                  R                  421,662            444,562
AllianceBernstein Discovery Value Fund                   R                  682,746            742,670
AllianceBernstein Global Value                           R                   63,752            122,079
AllianceBernstein International Growth Fund              R                  378,519            487,892
AllianceBernstein International Value                    R                  300,414            339,725
AllianceBernstein Small Cap Growth Fund                  R                2,435,596          1,636,755
AllianceBernstein Value Fund                             R                  173,424            177,163
American Century Advisor Inflation Adj. Bond             A               22,448,056         18,938,169
American Century Advisor Vista                           A                  398,788            619,249
American Century Disciplined Growth                      Investor           315,029            159,449
American Century Diversified Bond                        A                   69,596             49,473
American Century Emerging Markets                        A                  236,501            377,969
American Century Emerging Markets                        Investor           279,084            508,974
American Century Equity Growth                           A                3,148,805          1,958,490
American Century Equity Income                           Investor         4,541,709          4,639,087
American Century Equity Income                           A                6,135,645          5,408,223
American Century Ginnie Mae                              A                8,571,948         13,011,546
American Century Growth                                  A                5,578,720          4,016,683
American Century Heritage                                A                9,583,059          9,115,920
American Century Income & Growth                         Investor            27,906             22,534
American Century International Bond                      Investor           202,504            104,293
American Century International Bond                      A                      929                480
American Century International Discovery                 Investor             9,828             13,233
American Century International Discovery                 A                  146,770            203,158
American Century International Growth                    Investor           765,276            783,958
American Century International Growth                    A                  251,329            202,032

NAME                                                       CLASS         PURCHASES           SALES
----------------------------------------------------   -------------  ---------------   ---------------
American Century Large Company Value                      A           $   1,835,534     $     2,869,365
American Century LIVESTRONG 2015 Portfolio                Investor       14,718,856          10,041,219
American Century LIVESTRONG 2015 Portfolio                A              17,670,442          11,225,602
American Century LIVESTRONG 2020 Portfolio                A              19,707,371          11,225,875
American Century LIVESTRONG 2020 Portfolio                Investor       12,359,894           7,785,865
American Century LIVESTRONG 2025 Portfolio                Investor       11,171,369           6,765,246
American Century LIVESTRONG 2025 Portfolio                A              19,146,814          11,451,115
American Century LIVESTRONG 2030 Portfolio                A              16,288,906           9,400,466
American Century LIVESTRONG 2030 Portfolio                Investor       10,259,316           6,512,766
American Century LIVESTRONG 2035 Portfolio                A              10,349,749           6,753,273
American Century LIVESTRONG 2035 Portfolio                Investor       10,160,200           6,419,656
American Century LIVESTRONG 2040 Portfolio                A              13,845,471           7,642,942
American Century LIVESTRONG 2040 Portfolio                Investor        9,010,960           5,357,568
American Century LIVESTRONG 2045 Portfolio                A               6,204,991           3,557,025
American Century LIVESTRONG 2045 Portfolio                Investor        5,682,754           3,629,808
American Century LIVESTRONG 2050 Portfolio                A               5,042,985           2,930,623
American Century LIVESTRONG 2050 Portfolio                Investor        3,953,860           2,395,869
American Century LIVESTRONG 2055 Portfolio                A                 831,332             438,175
American Century LIVESTRONG 2055 Portfolio                Investor          388,067             208,497
American Century LIVESTRONG Income Port.                  A               4,621,553           2,886,373
American Century LIVESTRONG Income Port.                  Investor        1,059,054             980,911
American Century Mid Cap Value                            A               2,710,059           1,911,680
American Century Mid Cap Value                            Investor        8,459,755           5,098,184
American Century Real Estate                              A               5,059,674           3,547,629
American Century Real Estate                              Investor       14,606,724           8,708,551
American Century Select                                   Investor           57,214              32,094
American Century Select                                   A                 609,246             399,804
American Century Small Cap Growth                         A                 763,142             817,237
American Century Small Cap Value                          A               1,724,921           1,518,169
American Century Small Cap Value                          Investor        5,248,043           5,627,245
American Century Small Company Stock                      A                 100,906              70,786
American Century Strategic Allocation Aggressive          Investor       15,868,973          12,871,550
American Century Strategic Allocation Aggressive          A               9,014,328           7,247,049
American Century Strat. Allocation Conservative           Investor        6,914,188           6,080,880
American Century Strat. Allocation Conservative           A               4,526,766           3,414,319
American Century Strategic Allocation Moderate            Investor      225,495,312         222,406,342
American Century Strategic Allocation Moderate            A              14,789,746          12,955,920
American Century Ultra                                    Advisor           399,595             413,681

NAME                                                       CLASS           PURCHASES           SALES
----------------------------------------------------   ---------------   ---------------   ---------------
American Century Ultra                                    Investor         $   202,284       $     246,776
American Century Vista                                    Investor             833,922           1,253,360
American Century VP Capital Appreciation                  I                  5,861,372           7,108,834
American Funds AMCAP Fund                                 R4                 1,395,341           1,249,238
American Funds AMCAP Fund                                 R3                   793,577             722,008
American Funds American Balanced Fund                     R4                10,854,248           8,278,800
American Funds American Balanced Fund                     R3                 9,349,702           5,264,088
American Funds American High Income Trust                 R4                 6,647,352          10,102,100
American Funds American High Income Trust                 R3                 3,292,206           2,925,579
American Funds Capital World Growth and Inc.              R4                17,451,812          18,320,326
American Funds Capital World Growth and Inc.              R3                 6,831,681           6,027,643
American Funds EuroPacific Growth Fund                    R4                28,964,765          22,282,436
American Funds EuroPacific Growth Fund                    R3                13,079,947          10,456,650
American Funds Fundamental Investors                      R4                 8,086,726           5,934,953
American Funds Fundamental Investors                      R3                 7,377,283           6,531,254
American Fnds Intermediate Bnd Fnd of America             R4                 3,892,165           2,210,010
American Fnds Intermediate Bnd Fnd of America             R3                 2,224,373           3,222,844
American Funds New Perspective                            R4                 3,332,096           2,877,329
American Funds New Perspective                            R3                 1,380,353             891,397
American Funds New World                                  R4                    12,504               6,295
American Funds New World                                  R3                     1,553                 786
American Funds Small Cap World                            R4                   415,937             262,462
American Funds Small Cap World                            R3                 1,903,100           1,416,241
American Funds The Growth Fund of America                 R4                23,517,042          37,480,649
American Funds The Growth Fund of America                 R3                10,712,236          15,409,553
American Fnds Washington Mutual Investors Fnd             R4                 4,021,679           2,243,586
American Fnds Washington Mutual Investors Fnd             R3                 1,926,132           1,155,687
Ariel Appreciation Fund                                                        877,184             932,927
Ariel Fund                                                                     498,709             403,594
Blackrock Equity Dividend                                 Institutional        512,835             385,020
Blackrock Global Allocation                               R                  2,313,848           1,479,035
Blackrock Global Allocation                               Institutional        845,141             645,699
Blackrock Small Cap Growth Equity                         Institutional      1,703,446           1,629,399
Calvert Equity Portfolio                                  A                  4,279,522           3,272,244
Calvert Income Fund                                       A                 14,806,725          24,666,464
Calvert Small Cap                                         A                     60,436              63,415
Calvert VP SRI Mid Cap Growth                             A                  4,950,928           5,949,454
Columbia Acorn International                              Z                     24,471              12,460

NAME                                                         CLASS           PURCHASES           SALES
------------------------------------------------------  ---------------   ---------------   ---------------
Columbia Acorn International                                A             $      1,269       $          640
Columbia Emerging Markets Bond                              A                    3,356                1,703
Columbia Mid Cap Index Fund                                 A                9,036,478            6,882,017
Columbia Multi-Advisor Small Cap Value                      A                   21,089               19,025
Columbia Seligman Communication & Information               Z               12,195,180           10,209,488
Columbia Seligman Communication & Information               A                3,804,086            3,140,474
Columbia Small Cap Index Fund                               A                8,484,880            6,369,440
CRM Mid Cap Value                                           Investor           210,262              184,231
DFA Emerging Markets Value                                  R2               1,579,616            1,291,127
DFA Global 25/75                                            R2               3,914,061            2,051,596
DFA Global 60/40                                            R2              22,340,845           12,663,345
DFA Global Equity                                           R2               3,617,843            2,075,555
DFA International Value                                     R2               1,016,842              569,395
DFA US Targeted Value                                       R2                 573,413              331,228
DWS Alternative Asset Allocation Plus Fund                  A                  207,698              111,496
DWS Dreman Mid Cap Value Fund                               S                      141                   72
DWS Dreman Mid Cap Value Fund                               A                   92,051               60,895
DWS Dreman Small Cap Value Fund                             S                   40,871               44,297
DWS Dreman Small Cap Value Fund                             A                  324,831              469,711
DWS Large Cap Value                                         A                  202,717              165,011
DWS RREEF Real Estate Securities                            A                1,599,517            1,071,227
DWS RREEF Real Estate Securities                            S                  927,212              611,462
DWS Strategic Government Securities                         A                   60,503               56,165
DWS Strategic Government Securities                         S                  100,614               89,510
Fidelity Advisor Diversified International Fund             T                    5,471                7,578
Fidelity Advisor Dividend Growth                            T                  795,993              696,961
Fidelity Advisor Equity Growth Fund                         T                  814,513              878,114
Fidelity Advisor Equity Income Fund                         T                  542,409              853,313
Fidelity Advisor Freedom 2010 Fund                          A                3,765,073            3,550,007
Fidelity Advisor Freedom 2010 Fund                          T                3,960,272            5,212,531
Fidelity Advisor Freedom 2015 Fund                          T               10,079,264           12,064,777
Fidelity Advisor Freedom 2015 Fund                          A                2,938,494            2,633,338
Fidelity Advisor Freedom 2020 Fund                          T               10,561,418           13,842,262
Fidelity Advisor Freedom 2020 Fund                          A               15,041,963            9,657,721
Fidelity Advisor Freedom 2025 Fund                          T                7,989,462            9,090,619
Fidelity Advisor Freedom 2025 Fund                          A                3,907,595            4,139,747
Fidelity Advisor Freedom 2030 Fund                          T                8,313,440           10,047,159
Fidelity Advisor Freedom 2030 Fund                          A               10,774,463            7,987,377

NAME                                                     CLASS          PURCHASES            SALES
--------------------------------------------------   -------------   ---------------   ---------------

Fidelity Advisor Freedom 2035 Fund                       T            $   5,844,503      $   6,698,657
Fidelity Advisor Freedom 2035 Fund                       A                2,997,937          2,325,090
Fidelity Advisor Freedom 2040 Fund                       T                9,419,655         11,162,781
Fidelity Advisor Freedom 2040 Fund                       A                7,853,258          5,672,816
Fidelity Advisor Freedom 2045 Fund                       T                4,421,478          4,755,409
Fidelity Advisor Freedom 2045 Fund                       A                2,223,389          1,897,544
Fidelity Advisor Freedom 2050 Fund                       T                3,441,885          3,495,550
Fidelity Advisor Freedom 2050 Fund                       A                6,707,657          4,504,733
Fidelity Advisor Freedom 2055 Fund                       T                   73,230             40,306
Fidelity Advisor Freedom 2055 Fund                       A                  820,610            799,982
Fidelity Advisor Freedom Income Fund                     A                2,014,694          1,935,201
Fidelity Advisor Freedom Income Fund                     T                  736,749            738,662
Fidelity Advisor Growth & Income                         T                  110,533             86,341
Fidelity Advisor Growth Opportunities Fund               T                  424,361            279,592
Fidelity Advisor International Cap. App. Fund            T                       24                 39
Fidelity Advisor Leveraged Co. Stock Fund                T                3,422,072          3,827,337
Fidelity Advisor Leveraged Co. Stock Fund                A                2,760,102          4,158,816
Fidelity Advisor New Insights Fund                       A                2,363,774          1,604,130
Fidelity Advisor New Insights Fund                       T                6,185,287          4,509,485
Fidelity Advisor Real Estate                             T                  283,027            225,783
Fidelity Advisor Real Estate                             A                  406,130            243,368
Fidelity Advisor Small Cap                               A                  163,813             90,341
Fidelity Advisor Small Cap Fund                          T                5,106,534          6,641,779
Fidelity Advisor Stock Selector All Cap                  T                  912,739            735,946
Fidelity Advisor Stock Selector Mid Cap Fund             T                  305,674            296,449
Fidelity Advisor Strategic Income                        A                  253,250            140,173
Fidelity Advisor Value Fund                              A                    4,746              2,414
Fidelity VIP Asset Manager Portfolio                     Initial         10,482,226         13,481,623
Fidelity VIP Equity Income                               Initial          5,278,755          6,835,484
Fidelity VIP Growth                                      Initial          7,547,369         12,855,645
Fidelity VIP High Income                                 Initial          9,352,216         10,297,274
Fidelity VIP II ContraFund                               Initial         38,167,616         44,441,436
Fidelity VIP Overseas                                    Initial          4,400,039          6,638,589
Nuveen Mid Cap Growth Opportunities                      A                6,320,439          6,356,874
Nuveen Mid Cap Growth Opportunities                      R3                  45,840             37,988
Nuveen Mid Cap Index Fund                                R3               3,470,635          2,350,500
Nuveen Mid Cap Value Fund                                A                  109,868            197,774
Nuveen Mid Cap Value Fund                                R3                  18,058             32,374

NAME                                                       CLASS           PURCHASES           SALES
---------------------------------------------------   ---------------   ---------------   ---------------
Nuveen Real Estate Securities Fund                       R3               $  1,855,120      $   1,699,751
Nuveen Real Estate Securities Fund                       A                   1,611,103          1,179,088
Nuveen Small Cap Index Fund                              R3                  2,071,884          1,852,449
Nuveen Small Cap Select Fund                             A                     426,560            420,310
Nuveen Small Cap Select Fund                             R3                    128,117            180,009
Nuveen Small Cap Value Fund                              A                      32,823             30,807
Nuveen Small Cap Value Fund                              R3                    624,188            360,079
Nuveen Strategic Growth Allocation                       R3                    489,157            607,753
Nuveen Strategic Growth Allocation                       A                     267,980            282,560
Templeton Global Bond Fund                               R                   1,395,033          1,108,642
Templeton Growth                                         R                     798,163            446,324
Franklin Growth                                          A                     503,666            608,594
Templeton Growth                                         R                     545,783            817,860
Franklin Small Cap Value                                 A                     263,773            205,248
Franklin Small Cap Value                                 R                   1,064,036            908,042
Franklin Flex Cap Growth                                 R                   2,190,404          2,921,454
Franklin Small/Mid Cap Growth                            R                     196,283            175,297
Templeton Foreign                                        A                     598,948            529,808
Franklin Strategic Income                                A                     262,042            138,654
Templeton Foreign                                        R                     920,033            710,090
Franklin Strategic Income                                R                   8,105,274          9,055,928
Templeton Global Bond Fund                               A                   7,054,693          4,585,804
Goldman Sachs Growth Strategy                            Service                   389                247
Goldman Sachs Growth Strategy                            Institutional          14,358             20,877
Goldman Sachs Mid Cap Value                              Service             4,227,933          3,677,913
Goldman Sachs Mid Cap Value                              Institutional      16,378,874         18,968,742
Goldman Sachs Small Cap Value                            Institutional      17,179,107         11,074,694
Goldman Sachs Small Cap Value                            Service             7,186,920          4,537,962
Goldman Sachs Structured International Equity            Service                53,874             65,171
Goldman Sachs Structured International Equity            Institutional          41,339             41,989
Goldman Sachs Technology Tollkeeper                      Institutional       5,479,908          8,193,368
Goldman Sachs Technology Tollkeeper                      Service             3,027,773          3,255,631
Henssler Equity                                          Institutional             779                638
Henssler Equity                                          Investor              307,775            572,056
Invesco Capital Development Fund                         R5                     39,888             20,579
Invesco Diversified Dividend                             Investor            5,183,458          3,095,342
Invesco Diversified Dividend                             Advisor             4,793,431          2,996,170
Invesco Dynamics Fund                                    Investor              279,791            418,765

NAME                                                  CLASS            PURCHASES              SALES
----------------------------------------------   ---------------   -----------------     ---------------
Invesco Dynamics Fund                               A                $      14,330          $      7,871
Invesco Energy Fund                                 Investor             1,241,088               966,089
Invesco Energy Fund                                 A                    2,218,488             2,418,284
Invesco Global Health Care Fund                     A                      892,505               944,123
Invesco Global Health Care Fund                     Investor               241,206               393,084
Invesco Global Quantitative Core Fund               R5                     239,727               286,382
Invesco Global Quantitative Core Fund               A                      106,608               169,389
Invesco International Growth Fund                   R                    1,203,914               756,633
Invesco International Growth Fund                   R5                   1,341,990             1,666,996
Invesco Leisure Fund                                A                      276,807               205,292
Invesco Mid Cap Core Equity Fund                    R                    2,538,695             2,710,549
Invesco Mid Cap Core Equity Fund                    A                    3,743,616             4,802,946
Invesco Mid Cap Growth                              R                        8,813                 4,435
Invesco Small Cap Growth Fund                       R                    3,600,955             2,629,089
Invesco Small Cap Growth Fund                       A                    7,092,872             4,713,963
Invesco Technology Fund                             A                      187,747               177,418
Invesco Technology Fund                             Investor                96,313                83,428
Invesco Value Opp                                   R                       63,871                44,122
Invesco Value Opp                                   Advisor                157,031               179,711
Janus Aspen Balanced                                S                      612,226               338,677
Janus Aspen Flexible Bond Portfolio                 Institutional       28,941,918            24,673,153
Janus Aspen Perkins Mid Cap Value Port.             Service                908,441               816,468
Janus Aspen Worldwide Portfolio                     Institutional        3,204,002             5,690,338
Janus Balanced                                      R                      778,667               801,078
Janus Forty Fund                                    R                    1,520,425             1,419,092
Janus Forty Fund                                    A                      183,834               211,388
Janus Growth & Income Fund                          R                      777,434               828,804
Janus Intech U.S. Growth Fund                       S                    2,356,674             3,434,327
Janus Perkins Mid Cap Value                         R                    3,613,415             3,160,016
Janus Perkins Mid Cap Value                         A                    2,179,257             2,125,983
Janus Perkins Small Cap Value                       S                      944,864             1,055,639
Lord Abbett Classic Stock Fund                      A                        3,929                 2,543
Lord Abbett Classic Stock Fund                      R3                      87,076                61,483
Lord Abbett Developing Growth                       A                    6,706,546             3,917,882
Lord Abbett Developing Growth Fund                  P                    1,447,945             1,544,114
Lord Abbett Developing Growth Fund                  R3                   1,901,683             1,855,819
Lord Abbett Fundamental Equity                      R3                     338,834               463,454
Lord Abbett Growth Opportunities Fund               P                       97,649                78,686

NAME                                                         CLASS           PURCHASES             SALES
-----------------------------------------------------   ---------------   ---------------   ---------------
Lord Abbett Growth Opportunities Fund                       R3            $    288,770        $     239,838
Lord Abbett Mid Cap Stock Fund                              P                   35,122               40,948
Lord Abbett Mid Cap Stock Fund                              R3                 153,904              114,877
Lord Abbett Small Cap Blend Fund                            P                1,452,314            2,101,576
Lord Abbett Small Cap Blend Fund                            R3                 105,757               55,843
Lord Abbett Small Cap Value Fund                            R3                 188,843              180,828
Lord Abbett Small Cap Value Fund                            P                  291,613              287,720
Lord Abbett Value Opportunities Fund                        A               15,781,842           12,869,069
Lord Abbett Value Opportunities Fund                        R3               1,458,470            1,090,023
Manning & Napier ProBlend Conservative Term                 S                1,029,101              967,507
Manning & Napier ProBlend Extended Term                     S                  577,929              566,943
Manning & Napier ProBlend Maximum Term                      S                  389,771              293,666
Manning & Napier ProBlend Moderate Term                     S                8,457,853            6,673,792
BMO Mid Cap Growth                                          Inv. Y           1,154,104            1,420,150
BMO Mid Cap Value                                           Inv. Y              53,248               42,044
BMO Small Cap Growth                                        Inv. Y           3,824,121            3,776,571
MFS International New Discovery Fund                        R2                 140,956               77,167
MFS International New Discovery Fund                        A                3,156,877            3,351,574
MFS Mass Investors Growth Stock                             R3              12,521,301            8,199,484
MFS Mass Investors Growth Stock                             R2               6,683,627            3,930,383
MFS Mid Cap Growth Fund                                     A                   16,327               15,026
MFS New Discovery                                           R2                  99,880               75,213
MFS New Discovery                                           R3                  45,010               25,664
MFS Utilities Fund                                          R3                  19,661               13,525
MFS Utilities Fund                                          R2                 647,666              609,155
MFS Value Fund                                              A               12,280,292           11,211,394
Neuberger Berman Focus Fund                                 Advisor             29,845               49,452
Neuberger Berman Large Cap Value Fund                       Advisor          2,196,252            3,292,040
Neuberger Berman Small Cap Growth                           R3                  20,996               21,102
Neuberger Berman Small Cap Growth                           Advisor            285,196              337,481
OneAmerica Asset Director Portfolio                         Advisor         16,892,881           15,823,555
OneAmerica Asset Director Portfolio                         O               33,093,671           37,949,471
OneAmerica Investment Grade Bond Portfolio                  Advisor          3,671,884            3,977,539
OneAmerica Investment Grade Bond Portfolio                  O               19,105,569           19,770,016
OneAmerica Money Market Portfolio                           Advisor          9,395,364            8,658,238
OneAmerica Money Market Portfolio                           O               36,391,962           45,423,315
OneAmerica Socially Responsive Portfolio                    O                  369,060              376,885
OneAmerica Socially Responsive Portfolio                    Advisor            489,819              637,423

NAME                                                         CLASS           PURCHASES           SALES
-----------------------------------------------------   ---------------   ---------------   ---------------
OneAmerica Value Portfolio                                 Advisor        $   3,929,252        $  4,159,153
OneAmerica Value Portfolio                                 O                 18,320,732          25,929,268
Oppenheimer Developing Markets Fund                        A                 14,131,483           8,910,042
Oppenheimer Developing Markets Fund                        N                  8,148,226           5,859,384
Oppenheimer Global Fund                                    N                  1,147,918           1,196,095
Oppenheimer Global Opportunities Fund                      A                  3,246,505           1,924,358
Oppenheimer Global Opportunities Fund                      N                    448,380             303,587
Oppenheimer Global Strategic Income Fund                   A                    326,098             594,225
Oppenheimer Global Strategic Income Fund                   N                  1,651,428           1,219,199
Oppenheimer Gold & Special Minerals Fund                   A                    436,880             290,258
Oppenheimer Gold & Special Minerals Fund                   N                  1,628,052           1,364,986
Oppenheimer International Bond Fund                        A                    675,567             565,985
Oppenheimer International Bond Fund                        N                  6,228,999           7,258,807
Oppenheimer International Growth Fund                      A                  1,675,506           1,025,147
Oppenheimer International Growth Fund                      N                  1,545,340           1,167,182
Oppenheimer International Small Company Fund               N                    528,073             917,700
Oppenheimer Main Street Select Fund                        N                    310,799             236,174
Oppenheimer Main Street Small and Mid Cap Fund             A                  2,885,220           3,831,907
Oppenheimer Main Street Small and Mid Cap Fund             N                    712,444             752,085
Oppenheimer Small and Mid Cap Value Fund                   N                  1,352,589           1,660,971
Oppenheimer Value Fund                                     A                     24,152              12,522
Oppenheimer Value Fund                                     N                    769,535             798,418
Parnassus Equity Income                                    Inv                  487,332             247,546
Parnassus Fund                                                                  802,204             778,500
Parnassus Mid-Cap                                                                 2,071               1,175
Parnassus Small-Cap                                                             271,120             181,352
Pax World Balanced                                         Individual             7,602               3,838
Pax World Balanced                                         R                  1,186,168           1,353,181
Pax World Global Environmental Markets                     R                    790,655             501,947
Pax World Global Environmental Markets                     Individual               646                 992
Payden Emerging Markets Bond                                                  2,577,036           1,681,475
Allianz NFJ Dividend Value                                 Admin              1,323,435           1,827,674
Allianz NFJ Dividend Value                                 R                  2,246,982           2,583,579
Allianz NFJ Mid-Cap Value Fund                             Admin                254,240             290,453
Allianz NFJ Mid-Cap Value Fund                             R                    568,955             477,253
Allianz NFJ Small Cap Value                                Admin             15,366,979          13,558,268
Allianz NFJ Small Cap Value                                R                  5,896,407           6,753,785
Managers Cadence Capital Appreciation Fund                 Inv                  332,715             192,621

NAME                                                        CLASS           PURCHASES             SALES
-----------------------------------------------------  ---------------   ---------------   -----------------
Managers Cadence Mid-Cap Fund                               Inv           $    110,943        $      55,591
Managers Cadence Mid-Cap Fund                               S                   27,498               28,196
Pimco All Asset                                             Admin              151,559              109,516
Pimco High Yield                                            Admin            5,346,018            6,268,367
Pimco High Yield                                            R                1,983,872            2,042,675
Pimco Real Return                                           Admin            5,342,298            3,146,554
Pimco Real Return                                           R                2,241,960            1,587,734
Pimco Total Return                                          Admin           65,485,586           49,724,361
Pimco Total Return                                          R               28,124,407           21,133,681
Pioneer Bond Fund                                           R                1,026,965              941,457
Pioneer Emerging Markets                                    A                  643,065            1,170,497
Pioneer Equity Income Fund                                  A                  158,456               85,261
Pioneer Equity Income Fund                                  R                1,031,808              903,034
Pioneer Fund                                                R                  455,282              615,339
Pioneer Fund Growth Opportunities VCT                       I                3,035,156            4,969,791
Pioneer Fund VCT Portfolio                                  I                  969,752            1,525,848
Pioneer Fundamental Growth                                  A                1,110,568              615,217
Pioneer Fundamental Growth                                  Y                    8,340                4,203
Pioneer High Yield Fund                                     R                1,068,303            1,343,232
Pioneer Mid Cap Value Fund                                  R                  460,544              723,519
Pioneer Oak Ridge Large Cap Growth Fund                     R                   23,874               24,779
Pioneer Oak Ridge Small Cap Growth                          A                    1,220                  611
Pioneer Strategic Income                                    A                  878,953              481,870
Pioneer Strategic Income                                    Z                  718,426              393,651
Prudential Financial Services Fund                          A                  258,926              201,239
Prudential Financial Services Fund                          Z                   67,544               46,929
Prudential Global Real Estate                               A                1,014,925              785,455
Prudential Global Real Estate                               Z                9,576,369            6,224,193
Prudential High-Yield                                       A                4,675,845            3,038,993
Prudential High-Yield                                       Z               18,353,935           10,718,636
Prudential Jennison 20/20 Focus                             A                  227,673              186,717
Prudential Jennison 20/20 Focus                             Z                  237,661              213,830
Prudential Jennison Health Sciences Fund                    A                1,728,355            1,326,262
Prudential Jennison Health Sciences Fund                    Z                1,239,253              753,667
Prudential Jennison Mid Cap Growth Fund                     A                5,599,794            3,691,982
Prudential Jennison Mid Cap Growth Fund                     Z               15,050,160            9,195,156
Prudential Jennison Natural Resources Fund                  A                1,151,528              941,301
Prudential Jennison Natural Resources Fund                  Z                1,370,854            1,085,328

NAME                                                        CLASS          PURCHASES           SALES
----------------------------------------------------   --------------   ---------------   ----------------
Prudential Jennison Small Company                            A           $    979,370         $    538,686
Prudential Jennison Small Company                            Z                 68,455               35,288
Prudential Total Return Bond                                 A              6,247,925            3,740,301
Prudential Total Return Bond                                 Z              4,874,737            3,310,077
Ridgeworth High Income                                       A              2,055,733            1,671,606
Ridgeworth High Income                                       R                631,586              446,327
Ridgeworth Large Cap Value                                   A                738,232              605,266
Ridgeworth Large Cap Value                                   Inst           1,544,963            1,376,354
Ridgeworth Mid-Cap Value                                     A                602,312              508,247
Ridgeworth Mid-Cap Value                                     Inst           1,281,371            1,716,547
Ridgeworth Small Cap Value                                   A              1,907,238            1,185,665
Ridgeworth Small Cap Value                                   Inst             301,092              242,439
Ridgeworth Total Return Bond                                 R                490,705              330,984
Ridgeworth Total Return Bond                                 A                116,011               79,168
Russell Emerging Markets                                     S              1,450,366            1,202,706
Russell Global Equity                                        S                     87                   65
Russell Global Real Estate Securities                        S              1,159,659            1,218,314
Russell LifePoints 2015 Strategy Fund                        R3             2,002,746            2,182,865
Russell LifePoints 2015 Strategy Fund                        R1             3,177,101            4,443,737
Russell LifePoints 2020 Strategy Fund                        R1             8,881,112            9,983,966
Russell LifePoints 2020 Strategy Fund                        R3             5,715,231            7,989,200
Russell LifePoints 2025 Strategy Fund                        R3             2,321,805            2,684,971
Russell LifePoints 2025 Strategy Fund                        R1             3,461,443            3,951,502
Russell LifePoints 2030 Strategy Fund                        R1             6,845,091            7,471,714
Russell LifePoints 2030 Strategy Fund                        R3             4,247,607            6,138,616
Russell LifePoints 2035 Strategy Fund                        R3             1,865,045            1,967,068
Russell LifePoints 2035 Strategy Fund                        R1             2,080,015            2,369,620
Russell LifePoints 2040 Strategy Fund                        R1             5,967,655            6,141,752
Russell LifePoints 2040 Strategy Fund                        R3             4,096,528            5,478,242
Russell LifePoints 2045 Strategy Fund                        R3               841,917            1,021,303
Russell LifePoints 2045 Strategy Fund                        R1             1,450,378            1,277,921
Russell LifePoints 2050 Strategy Fund                        R3               788,950              919,019
Russell LifePoints 2050 Strategy Fund                        R1             1,873,331            1,810,344
Russell LifePoints 2055 Strategy Fund                        R3               138,136               75,365
Russell LifePoints 2055 Strategy Fund                        R1                55,619               30,042
Russell LifePoints Balanced Strategy Fund                    R1            21,338,111           15,654,070
Russell LifePoints Balanced Strategy Fund                    R3             9,323,342           11,532,306
Russell LifePoints Conservative Strategy Fund                R1             1,002,690              953,821

NAME                                                         CLASS           PURCHASES           SALES
-----------------------------------------------------   ---------------   --------------   ----------------
Russell LifePoints Conservative Strategy Fund                R3           $   3,341,159       $   2,535,233
Russell LifePoints Equity Growth Strategy Fund               R1               1,077,978           1,271,163
Russell LifePoints Equity Growth Strategy Fund               R3               2,086,572           1,985,106
Russell LifePoints Growth Strategy Fund                      R1               1,609,297           1,733,374
Russell LifePoints Growth Strategy Fund                      R3               3,777,359           3,470,336
Russell LifePoints In Retirement Fund                        R3               1,998,727           2,851,165
Russell LifePoints In Retirement Fund                        R1               2,792,150           3,060,139
Russell LifePoints Moderate Strategy Fund                    R1               2,216,512           2,754,904
Russell LifePoints Moderate Strategy Fund                    R3               3,002,844           3,034,411
Russell Short Duration Bond Fund                             S                    3,304               2,891
Russell U.S. Core Equity Fund                                S                   20,653              34,362
Russell U.S. Defensive Equity Fund                           S                      282                 148
State Street S&P 500                                         Admin           80,957,853          84,166,526
State Street S&P Equity Index 500                            R               13,888,588          10,841,042
T. Rowe Price Blue Chip Growth                               R                3,231,287           2,066,201
T. Rowe Price Equity Income                                  R                6,388,052           5,773,770
T. Rowe Price Equity Income Portfolio                                        27,176,127          35,513,717
T. Rowe Price European Stock                                                    123,785             152,305
T. Rowe Price Growth Stock                                   Advisor         23,352,175          17,133,996
T. Rowe Price Growth Stock Fund                              R                4,238,471           3,969,231
T. Rowe Price International Growth & Income                  Advisor          3,329,469           3,496,211
T. Rowe Price International Growth & Income                  R                1,053,828             909,448
T. Rowe Price International Stock                            R                  598,574             430,103
T. Rowe Price Mid Cap Growth Fund                            R                3,897,040           3,700,207
T. Rowe Price Mid Cap Value                                  R                1,531,050           1,698,132
T. Rowe Price Mid Cap Value                                  Advisor            791,249             639,820
T. Rowe Price Retirement 2005                                R                  756,165             386,062
T. Rowe Price Retirement 2005                                Advisor              3,101               1,589
T. Rowe Price Retirement 2010                                R                  368,827             186,450
T. Rowe Price Retirement 2010                                Advisor            239,185             126,460
T. Rowe Price Retirement 2015                                R               10,133,582           6,838,607
T. Rowe Price Retirement 2015                                Advisor          1,322,591             941,401
T. Rowe Price Retirement 2020                                R               15,485,133           9,098,934
T. Rowe Price Retirement 2020                                Advisor          1,990,118           1,240,742
T. Rowe Price Retirement 2025                                R                9,883,449           6,814,137
T. Rowe Price Retirement 2025                                Advisor          1,907,377           1,227,878
T. Rowe Price Retirement 2030                                R                9,749,098           5,756,750
T. Rowe Price Retirement 2030                                Advisor          2,261,323           1,431,063

NAME                                                             CLASS              PURCHASES            SALES
-------------------------------------------------------   ------------------   ------------------   ----------------
T. Rowe Price Retirement 2035                                R                   $    6,675,697       $    3,726,434
T. Rowe Price Retirement 2035                                Advisor                  1,102,824              676,294
T. Rowe Price Retirement 2040                                Advisor                  1,992,519            1,296,550
T. Rowe Price Retirement 2040                                R                        5,549,004            3,062,361
T. Rowe Price Retirement 2045                                R                        2,834,352            1,579,231
T. Rowe Price Retirement 2045                                Advisor                    814,461              565,480
T. Rowe Price Retirement 2050                                R                        2,802,842            1,574,680
T. Rowe Price Retirement 2050                                Advisor                    678,521              388,269
T. Rowe Price Retirement 2055                                R                          437,843              238,135
T. Rowe Price Retirement 2055                                Advisor                     59,701               37,217
T. Rowe Price Retirement Income                              Advisor                    279,917              288,611
T. Rowe Price Retirement Income                              R                        3,919,881            2,676,039
Thornburg Core Growth                                        R3                       1,485,166            2,242,841
Thornburg Core Growth                                        R5                       6,447,708           10,267,133
Thornburg International Value                                R5                       6,558,597            6,734,101
Thornburg International Value                                R3                       4,352,199            4,831,925
Thornburg Invest Income Builder                              R5                          14,048                7,683
Thornburg Invest Income Builder                              R3                         209,196              188,869
Thornburg Limited Term Income                                R3                      13,018,006            8,934,605
Thornburg Limited Term U.S. Government                       R3                          56,634               78,709
Thornburg Value                                              R3                         818,667            1,197,836
TIAA-CREF Bond Index                                         R                        2,553,641            1,593,816
TIAA-CREF Growth & Income                                    R                        2,764,923            1,928,821
TIAA-CREF International Equity Index                         R                        2,338,235            1,527,198
TIAA-CREF Large Cap Growth Index                             R                        7,295,885            3,991,914
TIAA-CREF Large Cap Value Index                              R                        3,895,157            2,121,760
TIAA-CREF Social Choice Equity                               R                          894,451              634,735
Timothy Conservative Growth                                  A                          112,030               61,329
Timothy Strategic Growth                                     A                           55,167               43,408
Touchstone Focused Fund                                      A                        1,092,886              814,342
Touchstone Growth Opp                                        A                        1,193,395            1,062,959
Touchstone Large Cap Growth                                  A                           82,366               69,927
Touchstone Strategic Income                                  A                        1,391,342            1,161,423
Touchstone Value                                             A                        1,473,396            1,183,209
Vanguard Short-Term Federal Fund                             Investor                 6,571,728            6,207,645
Vanguard VIF Small Company Growth Portfolio                                          11,517,013            9,893,129
Victory Established Value                                    R                          331,239              184,689
                                                                               ------------------   ----------------
Totals                                                                          $ 2,257,448,399      $ 2,057,210,914
                                                                               ------------------   ----------------

4. INDEMNIFICATION

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

5. RECENTLY ADOPTED ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance expanded required disclosures, but did not have any impact on the Statement of Net Assets or the Statement of Operations.

                 ONEAMERICA FINANCIAL
                 PARTNERS, INC.
                 REPORT OF INDEPENDENT AUDITORS
                 ON CONSOLIDATED FINANCIAL STATEMENTS
                 DECEMBER 31, 2012, 2011 AND 2010

[PWC LOGO]
                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company and Shareholder of OneAmerica Financial Partners, Inc.:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of comprehensive income, of changes in shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2012.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in accordance with accounting principles generally accepted in the United States of America.

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300,
INDIANAPOLIS, IN 46204
T:(317)222 2202, F:(317)940 7660, www.pwc.com/us

[PWC LOGO]

EMPHASIS OF MATTER

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for costs associated with acquiring or renewing insurance contracts in 2012. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCooper LLP

March 19, 2013

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

                                                                          DECEMBER 31,
                                                             -----------------------------------
(IN MILLIONS)                                                       2012                   2011
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
     Fixed maturities - available for sale, at fair value:
       (amortized cost:  2012 - $12,129.3; 2011 - $11,109.1)  $ 13,603.9             $ 12,323.1
     Equity securities at fair value:
       (cost:  2012 - $90.1; 2011 - $65.2)                          90.5                   65.1
     Mortgage loans                                              1,653.4                1,620.0
     Real estate, net                                               49.4                   50.6
     Policy loans                                                  270.9                  262.4
     Short-term and other invested assets                           48.0                   33.4
     Cash and cash equivalents                                     225.2                  293.5
------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS                                        15,941.3               14,648.1
Accrued investment income                                          150.7                  146.7
Reinsurance receivables                                          2,417.5                2,388.3
Deferred acquisition costs                                         209.3                  236.3
Value of business acquired                                          31.9                   44.9
Property and equipment, net                                         49.1                   49.9
Insurance premiums in course of collection                           4.9                   11.3
Federal income taxes recoverable                                       -                    5.8
Other assets                                                       120.5                   72.4
Assets held in separate accounts                                 9,716.3                8,243.8
------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $ 28,641.5             $ 25,847.5
================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
     Policy reserves                                          $ 14,062.9             $ 13,123.7
     Other policyholder funds                                    1,413.4                1,290.3
     Pending policyholder claims                                   192.3                  226.8
     Surplus notes and notes payable                               275.0                  275.0
     Federal income taxes                                          348.2                  294.5
     Other liabilities and accrued expenses                        343.6                  299.1
     Deferred gain on indemnity reinsurance                         46.0                   52.9
     Liabilities related to separate accounts                    9,716.3                8,243.8
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                        26,397.7               23,806.1
================================================================================================
SHAREHOLDER'S EQUITY
     Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                 -                      -
     Retained earnings                                           1,648.1                1,538.0
     Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax           665.1                  562.8
       Benefit plans, net of tax                                   (69.4)                 (59.4)
------------------------------------------------------------------------------------------------
       TOTAL SHAREHOLDER'S EQUITY                                2,243.8                2,041.4
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY             $ 28,641.5             $ 25,847.5
================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                       YEAR ENDED DECEMBER 31
                                                            ------------------------------------
(IN MILLIONS)                                                      2012        2011        2010
------------------------------------------------------------------------------------------------
REVENUES:
      Insurance premiums and other considerations            $    378.0  $    399.5  $    408.6
      Policy and contract charges                                 195.0       183.0       181.3
      Net investment income                                       760.3       733.7       693.1
      Realized investment gains                                    30.4        24.4        36.3
      Other income                                                 37.7        46.3        26.6
------------------------------------------------------------------------------------------------
       TOTAL REVENUES                                           1,401.4     1,386.9     1,345.9
================================================================================================
BENEFITS AND EXPENSES:
      Policy benefits                                             412.1       417.0       412.7
      Interest expense on annuities and financial products        365.7       349.7       328.6
      General operating expenses                                  254.2       259.9       237.3
      Commissions                                                  77.9        76.3        73.1
      Amortization                                                 80.5        79.2        76.0
      Dividends to policyholders                                   30.5        28.4        27.7
      Interest expense on surplus notes and notes payable          19.8        19.8        19.8
------------------------------------------------------------------------------------------------
       TOTAL BENEFITS AND EXPENSES                              1,240.7     1,230.3     1,175.2
================================================================================================
Income before income tax expense                                  160.7       156.6       170.7
Income tax expense                                                 50.6        50.2        53.4
------------------------------------------------------------------------------------------------
       NET INCOME                                            $    110.1  $    106.4  $    117.3
================================================================================================
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation of securities, net of tax           102.3       173.9       131.0
      Benefit plans, net of tax                                   (10.0)      (24.7)       (9.4)
------------------------------------------------------------------------------------------------
      Other comprehensive income                                   92.3       149.2       121.6
------------------------------------------------------------------------------------------------
       COMPREHENSIVE INCOME                                  $    202.4  $    255.6  $    238.9
================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                             --------------------------------------------
(IN MILLIONS)                                                                          2012          2011           2010
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Balance as of beginning of year                                                           -             -              -
Issued stock                                                                              -             -              -
Retirement of stock                                                                       -             -              -
      Balance as of the end of the year                                                   -             -              -
-------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
Balance as of beginning of year                                               $     1,538.0  $    1,431.6  $     1,420.2
Cumulative effect adjustments:
      Adoption of DAC accounting change, net of tax - $57.0                               -             -         (105.9)
Net income                                                                            110.1         106.4          117.3
      Balance as of the end of the year                                       $     1,648.1  $    1,538.0  $     1,431.6
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $       503.4  $      354.2  $       218.8
Cumulative effect adjustments:
      Adoption of DAC accounting change, net of tax - ($7.4)                              -             -           13.8
Other comprehensive income, net of tax                                                 92.3         149.2          121.6
      Balance as of the end of the year                                       $       595.7  $      503.4  $       354.2
-------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31,                                                        $     2,243.8  $    2,041.4  $     1,785.8
=========================================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31
                                                                            ---------------------------------------------
(IN MILLIONS)                                                                         2012           2011           2010
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $       110.1  $       106.4  $       117.3
Adjustments to reconcile net income to net cash:
         Amortization                                                                 80.5           79.2           76.0
         Depreciation                                                                 12.2           12.2           12.3
         Deferred taxes                                                                2.8           (3.9)          13.5
         Realized investment gains, net                                              (30.4)         (24.4)         (36.3)
         Policy acquisition costs capitalized                                       (101.5)        (102.1)         (94.7)
         Interest credited to deposit liabilities                                    333.7          323.8          301.6
         Fees charged to deposit liabilities                                         (88.4)         (79.7)         (81.4)
         Amortization and accrual of investment income                                (6.4)         (11.0)         (11.0)
         Increase in insurance liabilities                                           145.0          126.6          181.4
         Increase in other assets                                                    (26.3)        (106.4)        (124.3)
         Increase (decrease) in other liabilities                                     20.8          (28.9)          (2.8)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                            452.1          291.8          351.6
=========================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
      Purchases:
         Fixed maturities, available-for-sale                                     (2,267.9)      (2,306.4)      (2,069.1)
         Equity securities                                                           (25.3)         (10.6)          (4.4)
         Mortgage loans                                                             (256.4)        (268.3)        (212.9)
         Real estate                                                                 (10.2)          (2.3)          (4.9)
         Short-term and other invested assets                                        (15.5)         (10.7)         (66.2)
      Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                      1,286.3        1,404.1        1,191.9
         Equity securities                                                             0.4            4.1           42.1
         Mortgage loans                                                              222.9          187.1          168.3
         Real estate                                                                   6.4              -            0.4
         Short-term and other invested assets                                          4.2            2.2           64.4
      Net transfer from disposal of stop loss operations                                 -           (8.7)             -
      Purchase of company owned life insurance                                       (50.0)             -              -
      Acquisition, net of cash acquired                                                  -              -          (13.1)
-------------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                             (1,105.1)      (1,009.5)        (903.5)
=========================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                         3,296.1        3,302.6        2,637.1
         Withdrawals from insurance liabilities                                   (2,702.9)      (2,447.8)      (2,118.4)
         Other                                                                        (8.5)          (9.6)          (8.6)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                            584.7          845.2          510.1
=========================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                 (68.3)         127.5          (41.8)
=========================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                          293.5          166.0          207.8
=========================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                        $       225.2  $       293.5  $       166.0
=========================================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

  OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company
  (PML), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

  The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

  - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

  - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

  - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

  BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in
  Note 14-STATUTORY INFORMATION.

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENTS

  Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

  Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

  Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

  Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $65.1 million and $62.3 million at December 31, 2012 and 2011, respectively. Depreciation expense for investment in real estate amounted to $3.6 million, $3.5 million and $3.3 million for 2012, 2011, and 2010, respectively.

  Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value. Corporate owned life insurance is included in other assets and is carried at cash surrender value.

  Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

  In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address the diversity in practice regarding the interpretation of which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts. The Company adopted this guidance effective January 1, 2012 with retrospective application.

  The following tables present the amounts as previously reported in prior year(s) and the effect on those amounts due to the retrospective adoption of the guidance related to the deferral of acquisition costs. The "As currently reported" amounts are reflected in the Consolidated Financial Statements.

   Consolidated Balance Sheet


                                                                                            DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------
                                                                                    AS                            AS
                                                                                PREVIOUSLY     EFFECT OF      CURRENTLY
(IN MILLIONS)                                                                   REPORTED        CHANGE        REPORTED
------------------------------------------------------------------------------------------------------------------------
Assets
      Deferred acquisition costs                                               $      359.6  $     (123.3) $      236.3

Liabilities
      Federal taxes                                                                   337.6         (43.1)        294.5

Shareholder's equity
      Retained earnings                                                             1,653.1        (115.1)      1,538.0
      Unrealized appreciation of securities, net of tax                               527.9          34.9         562.8
========================================================================================================================


   Consolidated Statements of Comprehensive Income

                                              DECEMBER 31, 2011                           DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------
                                        AS                            AS             AS                            AS
                                    PREVIOUSLY     EFFECT OF      CURRENTLY      PREVIOUSLY     EFFECT OF      CURRENTLY
(IN MILLIONS)                        REPORTED        CHANGE        REPORTED       REPORTED        CHANGE        REPORTED
------------------------------------------------------------------------------------------------------------------------
General operating expenses         $      239.5  $       20.4  $      259.9    $      214.5  $       22.8  $      237.3
Amortization                               92.5         (13.3)         79.2            91.8         (15.8)         76.0
Income tax expense                         52.7          (2.5)         50.2            55.8          (2.4)         53.4

Net income                                111.0          (4.6)        106.4           121.9          (4.6)        117.3
========================================================================================================================

  In the Statement of Cash Flows, a number of individual line items changed for the years ended December 31, 2011 and 2010 due to this retrospective adoption; however, there was no effect on the total net cash provided by operating activities for those same years.

  The costs of acquiring new business have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

  - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

  - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

  - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

  - For miscellaneous group life and health policies, over the premium rate guarantee period.

  For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

  A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

  Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

  Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

  PROPERTY AND EQUIPMENT

  Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $130.1 million and $129.7 million as of December 31, 2012 and 2011, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2012, 2011 and 2010 was $8.6 million, $8.7 million and $9.0 million, respectively.

  ASSETS HELD IN SEPARATE ACCOUNTS

  Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

  PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

  The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

  INVESTMENT INCOME

  Investment income is recognized as earned, net of related investment expenses.

  RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

  Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

  TRUST ASSETS

  The Company administers defined contribution plans in connection with its McCready & Keene, Inc. operation through a trust solution as a service to its customers. Trust assets under administration totaled $4,330.9 million and $3,725.0 million at December 31, 2012 and 2011, respectively.

  These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

  REINSURANCE

  The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. Refer to Note 11 - REINSURANCE for further details.

  POLICYHOLDERS' DIVIDENDS

  Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

  The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

  The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,264.2 million and $1,247.1 million at December 31, 2012 and 2011, respectively.

                                                                      AS OF DECEMBER 31,
                                                         ---------------------------------
      (IN MILLIONS)                                                2012              2011
------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
      Total account value                                 $     1,264.2    $      1,247.1
      Net amount at risk *                                         29.5              68.0
      GAAP reserve                                                  1.0               1.3

Guaranteed Minimum Income Benefit
      Total account value                                 $       226.5    $        238.2
      GAAP reserve                                                 18.3              18.2

Guaranteed Minimum Accumulated Benefit
      Total account value                                 $        11.7    $         14.2
      GAAP reserve                                                  0.3               0.6

Guaranteed Minimum Withdrawal Benefit
      Total account value                                 $       141.4    $        141.8
      GAAP reserve                                                 13.2              18.6
==========================================================================================

  * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

  In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $2.3 million, $2.7 million and $3.6 million for 2012, 2011 and 2010, respectively. Amounts amortized totaled $4.5 million, $0.2 million and $3.6 million for 2012, 2011 and 2010, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $30.1 million and $32.3 million at December 31, 2012 and 2011, respectively.

  INCOME TAXES

  The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

  Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2012 and 2011, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

  COMPREHENSIVE INCOME

  Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

  CASH FLOWS

  In 2011, the Company corrected the classification of cash flows between operating and financing in the Statement of Cash Flows for the year ended December 31, 2010 for $10.8 million, related to the reporting of Funding Agreement maturities. The Company believes the effect of this correction is not material to the prior year Statement of Cash Flows. As a result, the December 31, 2010 comparative amounts presented are different than the amounts reported in the financial statements at that time.

  RECLASSIFICATION

  Certain 2011 and 2010 financial statement balances have been reclassified to conform to the 2012 presentation.

  DERIVATIVES

  Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

  In 2012, the Company entered into over-the-counter option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The transactions do not qualify for hedge accounting, but do provide an economic hedge against certain anticipated transactions. The contracts are recorded at cost and subsequently marked to market, with the change reported as a realized gain or loss.

  GOODWILL AND OTHER INTANGIBLE ASSETS

  The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2012 and 2011 and determined the carrying value of goodwill was not impaired.

  Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $6.1 million at both December 31, 2012 and 2011.

  The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuity contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUE OF BUSINESS ACQUIRED.

  RECENT ACCOUNTING PRONOUNCEMENTS

  In September 2011, the FASB issued authoritative guidance to simplify how entities test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company's early adoption of this guidance effective December 31, 2011 did not have an effect on the Company's consolidated financial statements.

  In June 2011, the FASB issued authoritative guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. For nonpublic entities, the amendments were effective for fiscal years ending after December 15, 2012 and were applied retrospectively. The Company adopted this guidance for 2012 and elected to report a single continuous statement of comprehensive income.

  In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that "fair value" has a consistent meaning in both GAAP and IFRS. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP. This guidance was effective for nonpublic entities for fiscal years beginning after December 15, 2011. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements. In 2012, the Company adopted the additional qualitative disclosures as required for fair value measurements and included those disclosures in Note - 15 FAIR VALUE.

  In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts. A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This change is effective for fiscal years beginning after December 15, 2011. The Company adopted this guidance effective January 1, 2012 and elected to retrospectively restate all prior periods.

  In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures were effective for nonpublic companies in 2011. The required disclosures are provided in Note 4-INVESTMENTS for the Company's mortgage loan portfolio.

  In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for annual reporting for periods after December 15, 2010. The Company's adoption of this guidance effective January 1, 2011 did not have an effect on the Company's consolidated financial statements.

  In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. The Company adopted the effective portions of this guidance for the reporting period ended December 31, 2010 and the disclosures regarding segregating purchases, sales, issuances, and settlements for the reporting period ended December 31, 2011. The required disclosures are provided in Note 15-FAIR VALUE.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT
   TRANSACTIONS

  On July 1, 2011, Symetra Life Insurance Company assumed the Company's medical stop loss block of business through a 100 percent indemnity reinsurance agreement. Under this reinsurance agreement, the Company transferred approximately $34.7 million in reinsured reserves and cash to Symetra on July 1 while Symetra simultaneously paid the Company $26.0 million in cash for the purchase of the renewal rights relating to this block of business. As part of the transaction, the Company recorded a gain of $8.5 million, of which $3.0 million and $5.5 million were recognized in 2012 and 2011, respectively.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT
   TRANSACTIONS, CONTINUED

  On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash. The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million. Refer to Note 7-VALUE OF BUSINESS ACQUIRED for further detail regarding current VOBA activity.

  In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Refer to Note 7-VALUE OF BUSINESS ACQUIRED for further detail regarding current VOBA activity.

  On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,860.6 million at December 31, 2012.

  As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.0 million, $4.0 million and $4.2 million of the deferred gain amortization in 2012, 2011 and 2010, respectively. The deferred gain balance was $46.0 million and $49.9 million at December 31, 2012 and 2011, respectively.

4. INVESTMENTS

  The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                          DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------
                                                                         GROSS UNREALIZED
DESCRIPTION OF SECURITIES                                 AMORTIZED      -----------------  FAIR
(IN MILLIONS)                                                COST        GAINS   LOSSES     VALUE
-----------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
          US government & agencies                         $    138.4    $  1.8  $   0.8  $    139.4
          State & local government                              385.4      66.9        -       452.3
          Foreign government                                     24.2       4.8      0.2        28.8
          Corporate - public                                  7,242.9     925.8      7.5     8,161.2
          Corporate - private                                 2,094.2     267.1      2.4     2,358.9
          Residential mortgage-backed                         1,394.8     146.5      2.0     1,539.3
          Commercial mortgage-backed                            634.8      53.9      0.2       688.5
          Other asset backed                                    214.6      20.9        -       235.5
-----------------------------------------------------------------------------------------------------
                   Total fixed maturities                    12,129.3   1,487.7     13.1    13,603.9
Equity securities                                                90.1       0.8      0.4        90.5
-----------------------------------------------------------------------------------------------------
                   Total                                   $ 12,219.4  $1,488.5  $  13.5  $ 13,694.4
=====================================================================================================

                                                                       DECEMBER 31, 2011
--------------------------------------------------------------------------------------------------
                                                                      GROSS UNREALIZED
DESCRIPTION OF SECURITIES                              AMORTIZED      -----------------  FAIR
(IN MILLIONS)                                             COST        GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
US government & agencies                                $     42.1    $  1.8  $   0.1  $     43.8
State & local government                                     391.5      48.9      0.4       440.0
Foreign government                                            31.9       5.5        -        37.4
Corporate - public                                         6,682.3     741.2     17.5     7,406.0
Corporate - private                                        1,798.4     211.6      7.3     2,002.7
Residential mortgage-backed                                1,349.4     164.9      1.2     1,513.1
Commercial mortgage-backed                                   609.9      49.9        -       659.8
Other asset backed                                           203.6      16.9      0.2       220.3
--------------------------------------------------------------------------------------------------
                   Total fixed maturities                 11,109.1   1,240.7     26.7    12,323.1
Equity securities                                             65.2       0.6      0.7        65.1
--------------------------------------------------------------------------------------------------
                   Total                                $ 11,174.3  $1,241.3  $  27.4  $ 12,388.2
==================================================================================================

  The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

   Gross unrealized loss positions for fixed maturities as of December 31, 2012:

----------------------------------------------------------------------------------------
                             LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                            -------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES    FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)                VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
----------------------------------------------------------------------------------------
US government & agencies    $  70.6  $    0.6    $   0.2  $    0.2   $   70.8  $    0.8
Foreign government              5.1       0.2          -         -        5.1       0.2
Corporate - public            400.1       6.7       27.9       0.8      428.0       7.5
Corporate - private            96.8       2.4          -         -       96.8       2.4
Residential mortgage-backed   101.8       2.0          -         -      101.8       2.0
Commercial mortgage-backed     37.5       0.2          -         -       37.5       0.2
----------------------------------------------------------------------------------------
                            $ 711.9  $   12.1    $  28.1  $    1.0   $  740.0  $   13.1
========================================================================================

  Gross unrealized loss positions for fixed maturities as of December 31, 2011:

----------------------------------------------------------------------------------------
                             LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                            -------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES    FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)                VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
----------------------------------------------------------------------------------------
US government & agencies    $   1.5  $      -    $   0.2  $    0.1   $    1.7  $    0.1
State & local government          -         -        7.4       0.4        7.4       0.4
Corporate - public            416.7      12.6       21.6       4.9      438.3      17.5
Corporate - private           159.7       7.0        9.9       0.3      169.6       7.3
Residential mortgage-backed    11.2       0.6        1.5       0.6       12.7       1.2
Other asset backed             18.4       0.2          -         -       18.4       0.2
----------------------------------------------------------------------------------------
                            $ 607.5  $   20.4    $  40.6  $    6.3   $  648.1  $   26.7
========================================================================================

  OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  CORPORATE SECURITIES. In 2012, the $9.9 million of gross unrealized losses is comprised of $8.7 million related to investment grade securities and $1.2 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes and none had a gross unrealized loss decline in value of greater than 20 percent. There was one individual issuer with gross unrealized losses of $0.9 million.

  In 2011, the $24.8 million of gross unrealized losses is comprised of $14.2 million related to investment grade securities and $10.6 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $3.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There was one individual issuer with gross unrealized losses of $2.9 million.

  The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  Gross Unrealized Loss Positions for Marketable Equity Securities:

--------------------------------------------------------------------------------------
                           LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                           ------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES  FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)              VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
--------------------------------------------------------------------------------------
December 31, 2012         $   9.5  $    0.1    $   3.8  $    0.3   $   13.3  $    0.4
December 31, 2011         $   3.8  $    0.5    $   0.4  $    0.2   $    4.2  $    0.7
======================================================================================

  MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $0.4 million and $0.7 million as of December 31, 2012 and 2011, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2012, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                 AVAILABLE-FOR-SALE
                                                              -----------------------
(IN MILLIONS)                                                    COST     FAIR VALUE
-------------------------------------------------------------------------------------
Due in one year or less                                       $   636.4    $   651.0
Due after one year through five years                            2,372.8     2,641.9
Due after five years through 10 years                            3,480.1     3,907.4
Due after 10 years                                               3,395.8     3,940.3
-------------------------------------------------------------------------------------
                                                                 9,885.1    11,140.6
Mortgage-backed securities                                       2,244.2     2,463.3
-------------------------------------------------------------------------------------
                                                              $ 12,129.3   $ 13,603.9
=====================================================================================

  Net investment income for the years ended December 31, consisted of the following:

(IN MILLIONS)                                      2012           2011           2010
--------------------------------------------------------------------------------------
Fixed maturity securities                 $       645.9  $       624.2  $       582.5
Equity securities                                   2.4            1.7            1.6
Mortgage loans                                    104.4          101.5          100.3
Real estate                                        18.9           18.0           15.8
Policy loans                                       15.4           15.6           15.2
Other                                               8.3            6.9            6.5
--------------------------------------------------------------------------------------
Gross investment income                           795.3          767.9          721.9
Investment expenses                                35.0           34.2           28.8
--------------------------------------------------------------------------------------
Net investment income                     $       760.3  $       733.7  $       693.1
======================================================================================

  Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2012           2011           2010
-----------------------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $       607.3  $       654.6  $       765.4

Gross realized gains on the sale of fixed maturities                                35.7           29.1           30.6
Gross realized losses on sale of fixed maturities                                   (3.5)          (3.5)          (1.4)

Change in unrealized appreciation                                                  260.6          472.9          267.0
-----------------------------------------------------------------------------------------------------------------------

  The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2012 nor 2011.

  Realized investment gains (losses), for the years ended December 31, consisted of the following:

(IN MILLIONS)                                                                       2012           2011           2010
-----------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                  $        32.2  $        25.6  $        29.2
Equity securities                                                                      -            0.3            6.4
Mortgage loans                                                                       0.1           (1.6)           0.9
Derivatives                                                                         (2.8)             -              -
Other                                                                                0.9            0.1           (0.2)
-----------------------------------------------------------------------------------------------------------------------
Realized investment gains                                                  $        30.4  $        24.4  $        36.3
=======================================================================================================================

  MORTGAGE LOANS

  The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2012, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 28 percent of the portfolio was invested.

  The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                   2012                            2011
                                                         ------------------------------  ------------------------------
(IN MILLIONS)                                                    AMOUNT     % OF TOTAL           AMOUNT     % OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Apartments                                                $       139.0           8.4%    $        83.1           5.1%
Industrial/warehouse                                              405.6          24.6%            423.3          26.1%
Medical office                                                     73.3           4.4%             81.9           5.1%
Office                                                            276.4          16.7%            292.9          18.1%
Retail                                                            658.7          39.8%            637.9          39.3%
Other                                                             101.3           6.1%            102.0           6.3%
------------------------------------------------------------------------------------------------------------------------
         Subtotal gross mortgage loans                          1,654.3         100.0%          1,621.1         100.0%
Valuation allowance                                                (0.9)                           (1.1)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                      $     1,653.4                   $     1,620.0
========================================================================================================================

  Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Allowance for losses, beginning of year                                    $          1.1  $         1.5  $         2.4
Addition to the allowance for losses                                                  0.9            1.9            0.3
Reductions                                                                           (1.1)          (1.9)             -
Charge-offs, net of recoveries                                                          -           (0.4)          (1.2)
------------------------------------------------------------------------------------------------------------------------
Allowance for losses, end of year                                          $          0.9  $         1.1  $         1.5
========================================================================================================================

  Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, 2012 are as follows;

                                                                    2012                               2011
                                                   ---------------------------------  ---------------------------------
                                                       UNPAID                            UNPAID
                                                      PRINCIPAL           RELATED       PRINCIPAL           RELATED
(IN MILLIONS)                                          BALANCE           ALLOWANCE       BALANCE           ALLOWANCE
-----------------------------------------------------------------------------------------------------------------------
Apartments                                          $       139.0    $            -    $        83.1    $            -
Industrial/warehouse                                        405.6              (0.3)           423.3              (0.3)
Medical office                                               73.3                 -             81.9                 -
Office                                                      276.4                 -            292.9                 -
Retail                                                      658.7              (0.6)           637.9              (0.8)
Other                                                       101.3                 -            102.0                 -
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                $     1,654.3    $         (0.9)   $     1,621.1    $         (1.1)
=======================================================================================================================

  The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

  The Company's internal rating system, as illustrated below, can be defined as:
  EXCELLENT, exceeds most underwriting standards and presents a very low likelihood of loss; ABOVE AVERAGE, exceeds some current underwriting standards and presents a low likelihood of loss; AVERAGE, meets current underwriting standards and presents a low likelihood loss; BELOW AVERAGE, does not meet some underwriting standards and a loss might be possible; POOR, does not meet underwriting standards and a loss would be likely.

                                                                    AS OF DECEMBER 31,
                                                           ---------------------------------
(IN MILLIONS)                                                        2012              2011
--------------------------------------------------------------------------------------------
Excellent                                                   $       172.1    $        118.1
Above average                                                       898.6             888.1
Average                                                             355.5             333.7
Below average                                                        30.6              51.3
Poor                                                                    -                 -
--------------------------------------------------------------------------------------------
      Subtotal - rated loans                                      1,456.8           1,391.2
Below $100,000  and residential - not rated                           0.3               0.3
Current year closings - not rated                                   196.8             229.6
Other                                                                 0.4                 -
Valuation adjustment                                                 (0.9)             (1.1)
--------------------------------------------------------------------------------------------
      Total                                                 $     1,653.4    $      1,620.0
============================================================================================

  The Company did not have any mortgage loans due exceeding 30 days as of December 31, 2012 or 2011, based upon the recorded investment gross of allowance for credit losses.

  Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2012 or 2011.

  The Company restructured one mortgage loan in 2012 and two in 2011. The carrying value of these loans was $3.8 million and $2.6 million at December 31, 2012 and 2011, respectively.

  In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties are reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2012. Regarding the loss, $0.9 million was recognized in 2012 while $1.2 million was recognized in 2011.

  The Company had outstanding mortgage loan commitments of approximately $82.8 million and $61.3 million at December 31, 2012 and 2011, respectively.

  The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2012 and 2011. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME

  Accumulated other comprehensive income, at December 31, consisted of the following:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
         Fixed maturity securities                                         $      1,474.6  $     1,214.0  $       741.1
         Equity securities                                                            0.4           (0.1)          (0.1)
Valuation adjustment                                                               (451.6)        (347.6)        (142.6)
Deferred taxes                                                                     (358.3)        (303.5)        (209.5)
------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax and valuation adjustment                  665.1          562.8          388.9
Benefit plans, net of tax - 2012, $37.4; 2011, $32.0; 2010, $18.7                   (69.4)         (59.4)         (34.7)
------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $        595.7  $       503.4  $       354.2
========================================================================================================================


  The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability:
      Net actuarial (gains) losses                                         $         (8.4) $       (24.1) $        (8.9)
      Net prior service costs                                                        (1.1)          (0.1)          (0.1)
      Net transition obligation                                                      (0.5)          (0.5)          (0.4)
------------------------------------------------------------------------------------------------------------------------
Total change in benefit plan liability, net of tax - 2012, $5.4;           $        (10.0) $       (24.7) $        (9.4)
   2011, $13.3; 2010, $5.1
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on securities, net of tax
       2012, ($64.9) 2011, ($102.7); 2010, ($79.8) and valuation
      adjustment - 2012, ($104.0); 2011, ($205.0); 2010, ($61.5)                    121.0          190.2          147.9
Reclassification adjustment for gains (losses) included in net income,
      net of tax - 2012, $10.1; 2011, $8.8; 2010, $9.1                              (18.7)         (16.3)         (16.9)
------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax                                     $         92.3  $       149.2  $       121.6
========================================================================================================================

6. DEFERRED POLICY ACQUISITION COSTS

  The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2012            2011           2010
------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $       556.2  $        518.2  $       653.1
Adoption of DAC accounting change                                                      -               -         (163.0)
Capitalization of deferred acquisition costs                                       101.5           102.1           94.7
Amortization of deferred acquisition costs                                         (71.1)          (64.1)         (66.6)
------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                     586.6           556.2          518.2
Valuation adjustment                                                              (377.3)         (319.9)        (123.9)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $       209.3  $        236.3  $       394.3
========================================================================================================================


7. VALUATION OF BUSINESS ACQUIRED

  The balance of and changes in VOBA, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2012            2011           2010
------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $        73.0  $         88.1  $        88.5
Acquisitions                                                                           -               -            9.0
Amortization                                                                        (9.4)          (15.1)          (9.4)
------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                          63.6            73.0           88.1
Valuation adjustment                                                               (31.7)          (28.1)         (19.0)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $        31.9  $         44.9  $        69.1
========================================================================================================================


  The average expected life of VOBA varies by product, and is 22 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

  The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                       VOBA
(IN MILLIONS)                                      AMORTIZATION
-----------------------------------------------------------------
2013                                               $         5.3
2014                                                         5.3
2015                                                         5.1
2016                                                         4.9
2017                                                         4.8
2018 and thereafter                                         38.2
-----------------------------------------------------------------
Total                                              $        63.6
=================================================================

8. INSURANCE LIABILITIES

  Insurance liabilities consisted of the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   MORTALITY OR
                                                 WITHDRAWAL          MORBIDITY       INTEREST RATE              DECEMBER 31,
(IN MILLIONS)                                    ASSUMPTION          ASSUMPTION       ASSUMPTION           2012             2011
------------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
     Participating whole life contracts               n/a         Company experience  2.25% to 6.0%   $    1,281.1  $       1,173.3
     Universal life-type contracts                    n/a                 n/a              n/a             2,520.6          2,291.6
     Other individual life contracts           Company experience Company experience  2.25% to 6.0%          958.2            962.7
     Accident and health                              n/a         Company experience       n/a             1,052.6            946.7
     Annuity products                                 n/a                 n/a              n/a             7,923.6          7,387.7
     Group life and health                            n/a                 n/a              n/a               326.8            361.7
Other policyholder funds                              n/a                 n/a              n/a               237.4            243.2
Funding agreements*                                   n/a                 n/a              n/a             1,133.0          1,047.1
Funding agreements - valuation adjustment             n/a                 n/a              n/a                43.0                -
Pending policyholder claims                           n/a                 n/a              n/a               192.3            226.8

------------------------------------------------------------------------------------------------------------------------------------
             Total insurance liabilities                                                              $   15,668.6  $      14,640.8
====================================================================================================================================

  * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

  Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

  Participating life insurance policies, for which dividends are expected to be paid, represent approximately 30.7 percent and 29.4 percent of the total individual life insurance in force at both December 31, 2012 and 2011, respectively. These participating policies represented 36.8 percent and 38.4 percent of statutory life net premium income for 2012 and 2011, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

  As the cash received by the Company from funding agreements is re-invested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, any valuation adjustment that reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2012, this valuation adjustment was $43.0 million.

  In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. In 2011, the Company identified and corrected an error in its method of computing a Care Solutions annuity product reserve which resulted in a $7.3 million reduction in the annuity reserve. Management believes that these errors are not material to the consolidated financial statements for the periods in which these errors originated and for the periods in which these errors were corrected.

9. BENEFIT PLANS

  The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

  The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

  The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2012 and 2011.

  The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

  Obligations and funded status:

                                           PENSION BENEFITS        OTHER BENEFITS
                                         ---------------------  ---------------------
(IN MILLIONS)                                  2012      2011         2012      2011
-------------------------------------------------------------------------------------
Employer contributions                    $     9.0  $   12.5    $     2.3  $    1.9
Employee contributions                            -         -          1.4       1.4
Benefit payments                                4.7       4.0          3.7       3.3
Funded status (deficit)                       (73.2)    (53.3)       (50.8)    (51.0)
=====================================================================================


  Amounts recognized in the balance sheet:

                                           PENSION BENEFITS     OTHER BENEFITS
                                         ---------------------  ---------------------
(IN MILLIONS)                                  2012      2011         2012      2011
-------------------------------------------------------------------------------------
Accrued benefit obligation                $   (73.2) $  (53.3)   $   (50.8) $  (51.0)
-------------------------------------------------------------------------------------
     Net amount recognized                $   (73.2) $  (53.3)   $   (50.8) $  (51.0)
=====================================================================================

  Amounts recognized in other accumulated comprehensive income (before any tax effects):

Net actuarial (gains) losses              $   111.2  $   94.8    $    (4.0) $   (0.5)
Net prior service costs (benefits)             (0.6)     (0.7)         1.7       0.1
Net transition obligation                      (1.4)     (2.2)           -         -
-------------------------------------------------------------------------------------
     Net amount recognized                $   109.2  $   91.9    $    (2.3) $   (0.4)
=====================================================================================

  The following table represents plan assets and obligations for the defined benefit plan:


                                                                        DECEMBER 31,
                                                                ---------------------
(IN MILLIONS)                                                         2012      2011
-------------------------------------------------------------------------------------
Projected benefit obligation                                     $   250.5  $  207.5
Accumulated benefit obligation                                       223.3     178.6
Fair value of plan assets                                            177.3     154.2
=====================================================================================


  The following table represents net periodic pension and other benefit costs expense:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
(IN MILLIONS)                                           2012        2011       2010         2012        2011       2010
------------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                         $    11.7  $      8.7  $     6.2    $     2.9  $      3.9  $     2.8

 Amounts recognized in other comprehensive income:
      Net actuarial (gains) losses                      16.4        33.6       12.3         (3.5)        3.4        1.4
      Net prior service costs                            0.1         0.1        0.1          1.6         0.1        0.2
      Net transition obligation                          0.8         0.7        0.7            -           -          -
------------------------------------------------------------------------------------------------------------------------

 Total recognized in other comprehensive
      income, before any tax effects                    17.3        34.4       13.1         (1.9)        3.5        1.6
------------------------------------------------------------------------------------------------------------------------
 Total recognized net periodic pension costs and other comprehensive
      income, before any tax effects               $    29.0  $     43.1  $    19.3    $     1.0  $      7.4  $     4.4
========================================================================================================================


  Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $8.9 million, $0.1 million and ($0.7) million, respectively.

  Weighted-average assumptions used to determine benefit obligations at December 31:

                                           PENSION BENEFITS        OTHER BENEFITS
                                         ---------------------  ---------------------
                                               2012      2011         2012      2011
-------------------------------------------------------------------------------------
 Discount rate                                4.25%     5.15%        4.25%     5.15%
 Rate of compensation increase                3.75%     4.25%        6.00%     6.00%
=====================================================================================

  Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
                                                        2012        2011       2010         2012        2011       2010
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                         5.15%       5.80%      6.65%        5.15%       5.80%      6.65%
 Expected long-term return on plan assets              8.50%       8.50%      8.50%            -           -          -
 Rate of compensation increase                         4.25%       4.25%      4.25%        6.00%       6.00%      6.00%
========================================================================================================================


  The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

  Assumed health care trend rates at December 31:

                                                                      2012      2011
-------------------------------------------------------------------------------------
Health care trend rate assumed for next year                         7.50%     8.00%
Rate to which the cost trend rate is assumed to decline              5.00%     5.00%
Year that the rate reaches the ultimate trend rate                    2018      2018
=====================================================================================

  PLAN ASSETS

  The actual pension plan weighted-average asset allocations, by asset category, are 70 and 67 percent for equity securities and 30 and 33 percent for debt securities at December 31, 2012 and 2011, respectively.

  The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

  Fair value measurements at for the years ended December 31;

                                                                2012                                       2011
                                          ----------------------------------------  -----------------------------------------
(IN MILLIONS)                                 LEVEL 1    LEVEL 2       LEVEL 3           Level 1    Level 2       Level 3
-----------------------------------------------------------------------------------------------------------------------------
Equity separate account investments        $        -  $       123.3  $         -    $         -  $       104.0  $         -
Fixed separate account investments                  -           18.1            -              -           16.9            -
Fixed interest investment                           -           35.9            -              -           33.3            -
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $        -  $       177.3  $         -    $         -  $       154.2  $         -
=============================================================================================================================

  The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. The fixed interest investment is held in the general account of AUL. Refer to
  Note 15-FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

  CONTRIBUTIONS

  The Company expects to contribute $9.0 million to its pension plan and $3.2 million to its other postretirement benefit plans in 2013.

  ESTIMATED FUTURE BENEFIT PAYMENTS

  The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                 PENSION      OTHER
(IN MILLIONS)                   BENEFITS    BENEFITS
-----------------------------------------------------
2013                             $     5.7  $    3.2
2014                                   6.2       3.2
2015                                   7.0       3.3
2016                                   7.6       3.3
2017                                   8.3       3.3
Years 2018-2021                       54.8      17.6
=====================================================


  DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

  The Company sponsors a defined contribution savings plan that covers substantially all employees. Prior to December 31, 2011, the Company match was 50 percent of a participant's elective deferral up to 7.0 percent of eligible compensation. Effective January 1, 2012, the match was revised to 50 percent of a participant's elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.6 million, $2.9 million and $3.0 million in 2012, 2011 and 2010, respectively.

  Through December 31, 2011, the Company maintained two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) were made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions were made to the 401(k) plan.

  Effective January 1, 2012, the Company restated the above mentioned Agent contribution plans into one retirement profit sharing plan. The new plan excludes participant contributions and allows for a discretionary Company contribution. The Company contribution will be allocated among eligible participants based upon their proportion of compensation in relation to the total compensation of eligible participants.

  Company contributions expensed for the Agent plans were $0.7 million, $1.1 million and $1.0 million in 2012, 2011 and 2010, respectively. The 2012 plan year contribution will be deposited to the plan in the 1st quarter 2013.

  The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.7 million, $4.6 million and $5.2 million for 2012, 2011 and 2010, respectively.

10. FEDERAL INCOME TAXES

  The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

  The federal income tax expense, for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2012           2011            2010
------------------------------------------------------------------------------------------------------------------------
Current                                                                    $        47.8  $        54.1  $         39.9
Deferred                                                                             2.8           (3.9)           13.5
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        50.6  $        50.2  $         53.4
========================================================================================================================


  A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

(IN MILLIONS)                                                                       2012           2011            2010
------------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                 $        56.2  $        54.8  $         59.8
      Tax preferenced investment income                                             (6.2)          (5.8)           (6.3)
      Credits available to offset tax                                                  -            0.2            (0.3)
      Other                                                                          0.6            1.0             0.2
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        50.6  $        50.2  $         53.4
========================================================================================================================


  The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(IN MILLIONS)                                                                                      2012            2011
------------------------------------------------------------------------------------------------------------------------
Current                                                                                   $         1.5  $         (5.8)
Deferred                                                                                          346.7           294.5
------------------------------------------------------------------------------------------------------------------------
      Total federal income tax (recoverable) liability                                    $       348.2  $        288.7
========================================================================================================================

  The significant components of deferred assets and liabilities, as of December 31, are as follows:

(IN MILLIONS)                                                                                      2012            2011
------------------------------------------------------------------------------------------------------------------------
Deferred tax assets
      Insurance liabilities                                                               $       122.8  $        122.2
      Deferred gain on indemnity reinsurance                                                       16.1            18.5
      Employee benefit plans                                                                       50.9            45.6
      Other                                                                                        15.1            10.9
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax assets                                                                 204.9           197.2
------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
      Deferred policy acquisition costs & value of business acquired                              165.1           163.6
      Investments                                                                                  17.4            14.1
      Fixed assets and software                                                                     7.7            10.0
      Unrealized appreciation                                                                     358.3           303.5
      Other                                                                                         3.1             0.5
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax liabilities                                                            551.6           491.7
------------------------------------------------------------------------------------------------------------------------
      Total net deferred tax liability                                                    $       346.7  $        294.5
========================================================================================================================


  Federal income taxes paid were $40.4 million and $67.0 million in 2012 and 2011, respectively. The Company has $8.5 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2032.

  If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

  The Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2012. The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2009 through 2012 remain open to examination by the Internal Revenue Service.

11. REINSURANCE

  The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

  Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

(IN MILLIONS)                                            2012           2011           2010
--------------------------------------------------------------------------------------------
Direct premiums                                $        487.4  $       556.5  $       510.8
Reinsurance assumed                                     302.4          334.2          352.2
Reinsurance ceded                                      (411.8)        (491.2)        (454.4)
--------------------------------------------------------------------------------------------
      Net premiums                                      378.0          399.5          408.6
--------------------------------------------------------------------------------------------
      Reinsurance recoveries                   $        409.1  $       476.4  $       394.7
============================================================================================

  The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 93 percent of the Company's December 31, 2012, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005, and the Symetra transaction in 2011.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

  The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2012, the carrying value of the FHLBI common stock was $62.0 million. The carrying value of the FHLBI common stock approximates fair value.

  Funding Agreements associated with the FHLBI totaled $1,131.3 million and $1,045.5 million as of December 31, 2012 and 2011, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $1,133.0 million and $1,047.1 million at December 31, 2012 and 2011, respectively. The average interest rate on these Funding Agreements is 2.73 percent and range from 0.76 percent to 4.59 percent. Maturities for the Funding Agreements range from February 2013 to February 2022. Interest was paid in the amount of $36.8 million and $35.1 million in 2012 and 2011, respectively.

  The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,641.5 million and $1,642.1 million at December 31, 2012 and 2011, respectively and are included in fixed maturities and mortgage loans reported on the balance sheet.

  The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $102.0 million at December 31, 2012.

  On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2012, 2011 and 2010.

  On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2012, 2011 and 2010.

  Surplus Notes and Senior Notes:

(IN MILLIONS)                                                       2012      2011
-------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                       $   200.0  $  200.0
Surplus notes, 7.75%, due 2026                                        75.0      75.0
-------------------------------------------------------------------------------------
Total notes payable                                              $   275.0  $  275.0
=====================================================================================


13. COMMITMENTS AND CONTINGENCIES

  Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

  AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

  A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(IN MILLIONS)                                                    2012      2011
----------------------------------------------------------------------------------
     SAP surplus                                              $ 1,231.0  $ 1,154.9
     Asset valuation reserve                                       97.8       94.6
     Deferred policy acquisition costs                            586.6      556.2
     Value of business acquired                                    55.7       64.6
     Adjustments to policy reserves                              (195.9)    (197.0)
     Interest maintenance reserves (IMR)                           49.3       39.7
     Unrealized gain on invested assets, net                      665.1      562.8
     Surplus notes                                                (75.0)     (75.0)
     Deferred gain on indemnity reinsurance                       (46.0)     (52.9)
     Deferred income taxes                                        (75.5)     (64.7)
     Other, net                                                   (49.3)     (41.8)
----------------------------------------------------------------------------------
     GAAP equity                                              $ 2,243.8  $ 2,041.4
==================================================================================

  A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(IN MILLIONS)                                           2012       2011      2010
----------------------------------------------------------------------------------
     SAP net income                                 $   95.2  $   105.4  $   94.2
     Deferred policy acquisition costs                  30.4       37.8      28.1
     Value of business acquired                         (8.9)     (14.5)     (9.0)
     Adjustments to policy reserves                     (7.6)     (23.4)      8.0
     Deferred income taxes                              (5.6)      (0.8)    (13.2)
     Realized gains, net of tax                         24.0       18.4      16.9
     IMR amortization                                  (11.0)     (10.8)     (6.0)
     Other, net                                         (6.4)      (5.7)     (1.7)
----------------------------------------------------------------------------------
     GAAP net income                                $  110.1  $   106.4  $  117.3
==================================================================================

  Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.2 million and $28.4 million at December 31, 2012 and 2011, respectively.

  State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2012, 2011, or 2010. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $127 million in 2013.

15. FAIR VALUE

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

  - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

  - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

  - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

  In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

  The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

  FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

  Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

  EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

  SHORT-TERM AND OTHER INVESTED ASSETS - the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

  CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1. The remaining cash equivalents are not traded in active markets; however, their fair values are based on market observable inputs and have been classified as Level 2.

  SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

  VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

  FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level
  3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

  TRANSFERS

  The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2012 and 2011 transfers in and out of Level 3 can be attributed, in part, to investments shifting between investment grade and non-investment grade and the associated use of non-binding broker quotes.

  There were no transfers between Level 1 and Level 2.

  VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

  The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

  The balances of assets and liabilities measured at fair value, as of December 31, were as follows:


                                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------
                                                     QUOTED PRICES
                                                       IN ACTIVE         SIGNIFICANT    SIGNIFICANT         TOTAL
                                                        MARKETS          OBSERVABLE    UNOBSERVABLE         FAIR
(IN MILLIONS)                                           LEVEL 1            LEVEL 2         LEVEL 3          VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        116.8  $          22.6  $             -  $         139.4
      State & local government                                     -            452.3                -            452.3
      Foreign government                                           -             28.8                -             28.8
      Corporate - public                                           -          8,097.9             63.3          8,161.2
      Corporate - private                                          -          2,280.9             78.0          2,358.9
      Residential mortgage-backed                                  -          1,519.6             19.7          1,539.3
      Commercial mortgage-backed                                   -            683.7              4.8            688.5
      Other asset backed                                           -            235.2              0.3            235.5
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        116.8  $      13,321.0  $         166.1  $      13,603.9
      Equity securities                                          5.9             17.9             66.7             90.5
      Short-term & other invested assets                           -             14.5             33.5             48.0
      Cash equivalents                                         178.9                -                -            178.9
      Separate account assets                                9,715.9              0.4                -          9,716.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     10,017.5  $      13,353.8  $         266.3  $      23,637.6
========================================================================================================================
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          18.6  $          18.6
      Fixed index annuities                                        -                -              2.0              2.0
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          20.6  $          20.6
========================================================================================================================

                                                                            DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------
                                                     QUOTED PRICES
                                                       IN ACTIVE         SIGNIFICANT    SIGNIFICANT         TOTAL
                                                        MARKETS          OBSERVABLE    UNOBSERVABLE         FAIR
(IN MILLIONS)                                           LEVEL 1            LEVEL 2         LEVEL 3          VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $         30.7  $          13.1  $             -  $          43.8
      State & local government                                     -            440.0                -            440.0
      Foreign government                                           -             37.4                -             37.4
      Corporate - public*                                          -          7,241.3            164.7          7,406.0
      Corporate - private                                          -          1,931.8             70.9          2,002.7
      Residential mortgage-backed                                  -          1,513.0              0.1          1,513.1
      Commercial mortgage-backed                                   -            659.8                -            659.8
      Other asset backed                                           -            217.1              3.2            220.3
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $         30.7  $      12,053.5  $         238.9  $      12,323.1
      Equity securities                                          5.5                -             59.6             65.1
      Short-term & other invested assets                           -              0.1             33.3             33.4
      Cash equivalents                                          33.7                -                -             33.7
      Separate account assets                                8,243.5              0.3                -          8,243.8
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $      8,313.4  $      12,053.9  $         331.8  $      20,699.1
========================================================================================================================
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          24.3  $          24.3
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          24.3  $          24.3
========================================================================================================================

* IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  The following table presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                             DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                      FAIR
(IN MILLIONS)                         VALUE VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT               RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public                $63.3 Discounted cash flow       Credit spreads*               57 to 250 basis points (148)
    Corporate - private                78.0 Discounted cash flow       Credit spreads*               220 to 531 basis points (397)
    Residential mortgage-backed        19.7 Broker quotes              Quoted prices                 3.25 (interest only) to 103.24
    Commercial mortgage-backed          4.8 Discounted cash flow       Credit spreads*               85 basis points
    Other asset backed                  0.3 Discounted cash flow       Credit spreads*               78 basis points
    Equity securities                  66.7 Market comparables         Comparable returns            3% yield
    Other invested assets              33.5 Net asset value            Fund statements               n/a


Liabilities
    Variable annuity guarantee       $(18.6)Monte Carlo simulation     Lapse rate                    1% - 45%
    benefits                                                           Mortality rate                based on Annuity 2000 basic
                                                                                                     table
                                                                       GMIB waiting period           all may exercise benefit
                                                                                                     beginning in 2013
                                                                       GMIB utilization rates        0% - 30%
                                                                       GMWB utilization rates        0% - 100%
                                                                       Volatility of fund returns    8% - 25%
                                                                       Discount rate for cash flows  90-day Treasury rate
                                                                       Projection period             maturity of policy
    Fixed index annuities             $(2.0)Discounted cash flow       Lapse rate                    2%-35%
                                                                       Mortality rate                based on Annuity 2000 basic
                                                                                                     table
                                                                       Discount rate for cash flows  1-yr forward Treasury rate
                                                                       Projection period             25 years
====================================================================================================================================

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

  The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     EQUITY
                                                                  FIXED            SECURITIES &
(IN MILLIONS)                                                   MATURITIES            OTHER          LIABILITIES          TOTAL
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010                                     $ 546.7             $ 77.6            $ (3.3)          $ 621.0
        Gains (losses) included in net income                        4.3                1.5             (21.0)            (15.2)
        Gains (losses) included in other
          comprehensive income                                      (3.5)               0.1                 -              (3.4)
        Purchases                                                  105.2               17.3                 -             122.5
        Issuances                                                   37.3                  -                 -              37.3
        Sales                                                     (102.9)              (3.6)                -            (106.5)
        Settlements                                                (32.0)                 -                 -             (32.0)
        Transfer into (out of) Level 3:
          Transfers into Level 3                                    92.4                  -                 -              92.4
          Transfers (out of) Level 3                               (93.1)                 -                 -             (93.1)
--------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                            (0.7)                 -                 -              (0.7)
--------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011, as previously reported             $ 554.4             $ 92.9           $ (24.3)          $ 623.0
        Revised classification from Level 3*                      (315.5)                 -                 -            (315.5)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011, AS REVISED                         $ 238.9             $ 92.9           $ (24.3)          $ 307.5
        Gains (losses) included in net income                        5.9                  -               3.7               9.6
        Gains (losses) included in other
          comprehensive income                                      (0.4)                 -                 -              (0.4)
        Purchases                                                   50.4                9.7                 -              60.1
        Issuances                                                      -                  -                 -                 -
        Sales                                                     (121.0)              (2.4)                -            (123.4)
        Settlements                                                (20.9)                 -                 -             (20.9)
        Transfer into (out of) Level 3:
          Transfers into Level 3                                    71.4                  -                 -              71.4
          Transfers (out of) Level 3                               (58.2)                 -                 -             (58.2)
--------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                            13.2                  -                 -              13.2
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                     $ 166.1            $ 100.2           $ (20.6)          $ 245.7
================================================================================================================================

  * IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         RESIDENTIAL     COMMERCIAL
                                                           CORPORATE -   CORPORATE -      MORTGAGE        MORTGAGE     OTHER ASSET
(IN MILLIONS)                                                PUBLIC       PRIVATE          BACKED           BACKED        BACKED
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010                                $ 455.0       $ 68.2           $ 4.0            $ 14.9           $ 4.6
        Gains included in net income                            4.1          0.2               -                 -               -
        Gains included in other
          comprehensive income                                  2.5         (5.9)              -                 -            (0.1)
        Purchases                                             105.2            -               -                 -               -
        Issuances                                              26.8         10.5               -                 -               -
        Sales                                                (102.8)        (0.1)              -                 -               -
        Settlements                                           (18.8)       (11.7)              -              (0.2)           (1.3)
        Transfer into (out of) Level 3:
          Transfers into Level 3                               76.7         15.6             0.1                 -               -
          Transfers (out of) Level 3                          (68.5)        (5.9)           (4.0)            (14.7)              -
-----------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                        8.2          9.7            (3.9)            (14.7)              -
-----------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011, as previously reported        $ 480.2       $ 70.9           $ 0.1               $ -           $ 3.2
        Revised classification from Level 3*                 (315.5)           -               -                 -               -
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011, AS REVISED                    $ 164.7       $ 70.9           $ 0.1               $ -           $ 3.2
        Gains included in net income                            6.0          0.1            (0.2)                -               -
        Gains included in other
          comprehensive income                                 (1.7)         1.3               -                 -               -
        Purchases                                                 -         23.0            22.6               4.8               -
        Issuances                                                 -            -               -                 -               -
        Sales                                                (105.0)       (16.0)              -                 -               -
        Settlements                                           (13.8)        (3.3)           (2.7)                -            (1.1)
        Transfer into (out of) Level 3:
          Transfers into Level 3                               42.5         28.9               -                 -               -
          Transfers (out of) Level 3                          (29.4)       (26.9)           (0.1)                -            (1.8)
-----------------------------------------------------------------------------------------------------------------------------------
        Total transfers into Level 3                           13.1          2.0            (0.1)                -            (1.8)
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                 $ 63.3       $ 78.0          $ 19.7             $ 4.8           $ 0.3
===================================================================================================================================

  * IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

  Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

  The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

  The carrying value of policy loans approximates fair value.

  The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

  The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

  The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

  The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                   2012                             2011
------------------------------------------------------------------------------------------------------------------------
                                                          CARRYING            FAIR          CARRYING           FAIR
(IN MILLIONS)                                               VALUE             VALUE          VALUE             VALUE
------------------------------------------------------------------------------------------------------------------------
Mortgage loans                                            $     1,653.4  $     1,780.5     $     1,620.0  $     1,768.0
Policy loans                                                      270.9          270.9             262.4          262.4
Funding agreements - refer to Note 8                            1,133.0        1,379.4           1,047.1        1,194.1
Surplus notes and notes payable                                   275.0          306.3             275.0          288.9
========================================================================================================================

16. SUBSEQUENT EVENTS

  Management has evaluated the impact of all subsequent events through March 19, 2013, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)


                              One American Square
                          Indianapolis, Indiana 46282


                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2013

Part C: Other Information

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS

   1.     Included in Prospectus (Part A):

          Condensed Financial Information (14)

   2.     Included in Statement of Additional Information (Part B):

          (a) Financial Statements of OneAmerica Financial Partners,
          Inc.(R) (14)

          Report of Independent Auditors

          Consolidated Balance Sheets as of December 31, 2012 and 2011

          Consolidated Statements of Operations for years ended December 31, 2012 and 2011

          Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2012, 2011, and 2010

          Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010

          Notes to Consolidated Financial Statements

          (b) Financial Statements of AUL American Unit Trust (14)

          Registrant's Annual Report for the year ended December 31, 2012 contains the following Financial Statements:

          Report of Independent Registered Public Accounting Firm

          Statements of Net Assets as of December 31, 2012

          Statements of Operations as of December 31, 2012

          Statements of Changes in Net Assets as of December 31, 2012 and 2011

          Notes to Financial Statements

(b) Exhibits

   1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust (1)

   2.     Not applicable

   3.     Underwriting Agreements

   3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (6)

   3.2    Form of Selling Agreement (8)

   4.     Group Annuity Contract Forms:

   4.1    TDA Voluntary Contract, Form P-12511 (1)

   4.2    TDA Employer Sponsored Contract, Form P-12621 (1)

   4.3    TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

   4.4    TDA Custodial SPL Contract, Form P-12833 (1)

   4.5    TDA Custodial Contract, Form P-12833 (1)(3)

   4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

   4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

   4.8    IRA Non-Custodial Contract, Form P-12566 (1)

   4.9    IRA Custodial Contract, Form P-12867 (1)(3)

   4.10   DCP Contract, Form P-12518 (1)

   4.11   IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

   4.12   IRA Guaranteed Benefit Group Variable Annuity, Form
          P-GB-K-IRAMFVA(NBR) (2)

   4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

   4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

   4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

   4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

   4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

   4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4)(6)

   4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity - Form Individual ORIRA (5)

   4.20   Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

   4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

   4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form
          IRA/GBSEP/GBSIMPLE.OM-K (5)

   4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

   4.24   AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

   4.25   AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

   4.26   AUL Omni DCP MFVA - Form DCP.OM (8)

   4.27   AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

   4.28   AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

   4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

   4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

   4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

   4.32   Amendment to the TDA Group Annuity Contract (10)

   4.33 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

   4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K(SVA) (11)

   4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C(SVA) (11)

   4.36 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K(SVA)(11)

   4.37 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C(SVA) (11)

   4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K(SVA) (11)

   4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK(SVA)(12)

   4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK(SVA)(12)

   4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

   4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

-------------------------------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No.33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(8) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(9) Filed with the Registrant's Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 29, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375)on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-1375) on April 20, 2012.

(14) Filed with the Registrant's Post-Effective Amendment No. 41 (File No. 33-1375) on April 24, 2013.


Item 24. FINANCIAL STATEMENTS AND EXHIBITS (CONTINUED)

   5.     Application Forms and other forms:

   5.1    AUL American Series Enrollment Form P-12464 (1)

   5.2.   Employer Sponsored TDA Enrollment Form P-12477 (1)

   5.3    AUL Select Annuity Enrollment Form P-14009 (1)

   5.4    Application for No-Load IRA Contract, P-12503 (2)

   5.5    AUL American Series Enrollment Form P-11464 G (4)

   5.6    Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

   6. Certificate of Incorporation and By-Laws of the Depositor

   6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

   6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

   6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(6)

   6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(6)

   7.     Not applicable

   8.     Form of Participation Agreements:

   8.1    Form of Participation Agreement with Alger American Fund (1)

   8.2    Form of Participation Agreement with American Century (1)

   8.2.1 Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

   8.2.2 Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

   8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3)(6)

   8.3    Form of Participation Agreement with Calvert Variable Series (1)

   8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

   8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

   8.6    Form of Participation Agreement with Janus Aspen Series (1)

   8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3)(6)

   8.8    Form of Participation Agreement with Safeco Resource Series Trust (1)

   8.9.   Form of Participation Agreement with T. Rowe Price Equity Series,
          Inc. (3)

   8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (3)

   8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (3)

   8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R) (3)

   8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (5)

   8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (5)

   8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (5)(6)

   8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (5)

   8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (5)

   8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (5)

   8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R) (5)

   8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (5)

   8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (5)

   8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

   8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (5)

   8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (6)

   8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (6)

   8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (7)

   8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (7)

   8.28 Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company(R) (8)

   8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (8)

   8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (8)

   8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)

   8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R) (8)

   8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R) (8)

   8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (8)

   8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (8)

   8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company(R) (8)

   8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (9)

   8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc.(10)

   8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company(R)(10)

   8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

   8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company(R) (10)

   8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company(R) (10)

   8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company(R)(10)

   8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company(R) (10)

   8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company(R) (11)

   8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company(R)(11)

   8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company(R) (11)

   8.48 Form of Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

   8.49 Form SERVICE AGREEMENT between Ridge Worth Funds, American United Life Insurance Company and OneAmerica Securities, Inc. (12)

   8.50 Form OF SERVICE AGREEMENT BETWEEN PARNASSUS Investments and American United Life Insurance Company (12)

   8.51 Form OF ADMINISTRATIVE SERVICES AGREEMENT BETWEEN American United Life Insurance Company and OneAmerica Securities, Inc. and Payden & Rygel Distributors (12)

   8.52 Form of Form of SELLING GROUP AGREEMENT between MATRIX CAPITAL GROUP, INC., American United Life Insurance Company & OneAmerica Securities, Inc. (12)

   8.53 Form of Participation Agreement between American United Life Insurance Company, Ariel Capital Management, Inc. and Ariel Distributors,
          Inc. (13)

   8.54 Form of Administrative Services Agreement between Manning & Napier Fund, Inc. and American United Life Insurance Company (13)

   8.55 Form of Servicing Agreement between Northern Funds and American United Life Insurance Company (13)

   8.56 Form of Shareholder Services Agreement between American United Life Insurance Company, OneAmerica Securities, Inc., DFA investment Dimensions Group, Inc. and Dimensional Investment Group, Inc. (13)

   8.57 Form of Consent to Assignment of Agreement between American United Life Insurance Company and FAF Advisors, Inc. U.S. Bancorp Fund Services, Quasar Distributors LLC and Nuveen Investments, LLC (13)

   8.58 Form of Shareholder Services Agreement between American United Life Insurance Company, OneAmerica Securities, Inc. and Managers Distributors, Inc. (13)

   8.59 Form of Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and American Untied Life Insurance Company (13)

   8.60 Form of Services Agreement for Insurance Companies between Franklin Templeton Distributors, Inc., American United Life Insurance Company and Franklin Templeton Investor Services, LLC (13)

   8.61 Form of Master Shareholder Services Agreement for the Franklin Templeton Funds (13)

   8.62 Form of Administrative Services Agreement between Pax World Fund series Trust I and American United Life Insurance Company (13)

   8.63 Form of Fund Participation Agreement between Timothy Plan, Timothy Partners, LTD and American United Life Insurance Company (13)

   8.64 Form of Letter Agreement Between American United Life Insurance Company and Goldman Sachs Asset Management, L.P. (13)

   8.65 Form of Shareholder Services Agreement between OneAmerica Securities, Inc. and American United Life Insurance Company and Legg Mason Investor Services, LLC (14)

   8.66 Form of Selling Group Member Agreement between Victory Capital Advisers, Inc. & American United Life Insurance Company (14)

   8.67 Form of Service Agreement between Touchstone Advisors, Inc., Touchstone Securities, AUL & OAS (14)

   9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

   10.    Miscellaneous Consents

            10.1 Consent of Independent Auditors (14)

            10.2 Consent of Dechert Price & Rhoads (1)

            10.3 Powers of Attorney (13)

            10.4 Rule 483 Certified Resolution (14)

   11.    Not applicable

   12.    Not applicable

-------------------------------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14) Filed with the Registrant's Post-Effective Amendment No. 41 (File No. 33-1375) on April 24, 2013.

Item 25. DIRECTORS AND OFFICERS OF AUL

NAME AND ADDRESS                                                        POSITIONS AND OFFICES WITH AUL
---------------------------------------------  ------------------------------------------------------------------------------------
J. Scott Davison*                              Executive Vice President (02/11 to present); Chief Financial Officer (6/04 - 02/11);
                                               Senior Vice President, Strategic Planning and Corporate Development (7/02 - 6/04);
                                               Director, AUL (7/02 - present); Vice President, Corporate Planning (1/00 - 7/02)
Jeffrey D. Holley*                             Chief Financial Officer, (9/11 - present); Treasurer (9/11 - present); Director,
                                               AUL (10/11 - present)
John C. Mason*                                 Chief Investment Officer (3/12 - present); Vice President, Investments (8/11 -
                                               3/12); Vice President Fixed Income Securities (2/10 - 3/12); Vice President,
                                               Marketable Bonds, (5/03 - 2/10); Director, AUL (2/12 - present)
Dayton H. Molendorp*                           Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL
                                               (9/04 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice
                                               President, Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                               Vice President, Marketing, Individual Division (6/92 - 9/98)
Mark C. Roller*                                Senior Vice President, Human Resources & Corporate Support, (12/01 - present);
                                               Director, AUL (12/01 - present); Vice President Human Resources, (11/99 - 12/01);
                                               Vice President, Corporate Planning, (9/95 - 11/99)
Thomas M. Zurek*                               General Counsel & Secretary (8/02 - present); Director, AUL (8/02 - present)


-------------------------------
*One American Square, Indianapolis, Indiana 46282

Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2012, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2012. As a result of the transaction, the separate accounts of AUL have acquired a 99.81% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2012, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2012, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Upon divestiture of AUL's reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

Item 27. NUMBER OF CONTRACTHOLDERS

As of March 31, 2013 there were 2,504 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

    (i)   a member of the Board of Directors of the Corporation,

    (ii)  an officer of the Corporation, or

    (iii) while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. PRINCIPAL UNDERWRITERS

   a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929)and AUL American IndividualVariable Life Unit Trust (File No. 811-08311).

  b. Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:


NAME AND ADDRESS
BUSINESS ADDRESS*                                          POSITIONS AND OFFICES WITH ONEAMERICA SECURITIES, INC.
---------------------------------------------------------- -------------------------------------------------------
Richard M. Ellery                                          Director & President
Nicholas A. Filing                                         Chairman of the Board & Director
Douglas W. Collins                                         Treasurer, Acting Financial Operations
                                                           Principal & Director
Gregory A. Poston                                          Director
William F. Yoerger                                         Director
James Crampton                                             Tax Director
Susan Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering
                                                           Officer
Anthony M. Smart                                           Vice President, Operations
Jay B. Williams                                            Chief Compliance Officer
John W. Zeigler                                            Vice President, Insurance Agency Registrations

-------------------------------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

    (c)  Not applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 24th day of April, 2013.

                              AUL AMERICAN UNIT TRUST
                                        (Registrant)

                              By:  American United Life Insurance Company


                              By:
                                   ---------------------------------------------
                                   Name: Dayton H. Molendorp*
                                   Title: Chairman, President & CEO


                              AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                        (Depositor)


                              By:
                                   ---------------------------------------------
                                   Name: Dayton H. Molendorp*
                                   Title: Chairman, President & CEO


* By:  /s/ Richard M. Ellery
       -------------------------------------------------------------
       Richard M. Ellery as Attorney-in-fact


Date: April 24, 2013

As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                     TITLE                                      DATE
---------------------------------------------  ---------------------------------------  -----------------------------------------
J. Scott Davison*                              Director                                 April 24, 2013

Jeffrey D. Holley*                             Director                                 April 24, 2013

Dayton H. Molendorp*                           Director                                 April 24, 2013

Mark C. Roller*                                Director                                 April 24, 2013

John C. Mason*                                 Director                                 April 24, 2013

Thomas M. Zurek*                               Director                                 April 24, 2013


/s/ Richard M. Ellery
-----------------------------------------------------------------
*By: Richard M. Ellery Attorney-in-fact

April 24, 2013

                                                          EXHIBIT LIST

EXHIBIT NUMBER IN FORM N-4, ITEM 24(b)                                             NAME OF EXHIBIT
--------------------------------------------------   ----------------------------------------------------------------------------
8.65                                                 Form of  Shareholder Services Agreement between OneAmerica Securities, Inc.
                                                     and American United Life Insurance Company and Legg Mason Investor Services,
                                                     LLC

8.66                                                 Form of Selling Group Member Agreement between Victory Capital Advisers,
                                                     Inc. & American United Life Insurance Company

8.67                                                 Form of Service Agreement between Touchstone Advisors, Inc., Touchstone
                                                     Securities, AUL & OAS

10.1                                                 Consent of Independent Auditors

10.4                                                 Rule 483 Certified Resolution